Filed with the Securities and Exchange Commission on December 15, 2020
REGISTRATION NO. 333-96577
INVESTMENT COMPANY ACT NO. 811-5438
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 70
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 212
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PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
(Exact Name of Registrant)
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
(Name of Depositor)
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 926-1888
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 31, 2020 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 70 to Registration Statement No. 333-96577 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 70 incorporates by reference the prospectus dated April 27, 2020, contained in Part A of Post-Effective Amendment No. 69 filed on April 10, 2020.

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PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement dated December 31, 2020
to Prospectuses dated April 27, 2020

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement describes a new portfolio of Advanced Series Trust (“AST”). In addition, effective on or about January 4, 2021, the AST Bond Portfolio 2020 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2020 will be deleted from the Prospectus.

New AST Portfolio

AST Bond Portfolio 2032 (the “Portfolio”). Effective on or about January 4, 2021, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the Prospectus is hereby amended to include the name of this new Portfolio under “Investment Options”.

In conjunction with the changes described above, the table captioned “Underlying Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised to add the following information:

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2032[1]	0.47%	0.08% [2]	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%
1     The Portfolio will commence operations on or about January 4, 2021.
2    Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2021.

In the “Investment Options” section of the Prospectus, we add the following summary description for the Portfolio to the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2032	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP17

PART B
STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION, a Prudential Financial Company, and PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (also known as “Separate Account B”). The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options (“Fixed Allocations”) under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION. The assets supporting the Fixed Allocations are maintained in the PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITY FOR WHICH IT RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO PRUDENTIAL ANNUITIES – VARIABLE ANNUITIES, P.O. BOX 7960, PHILADELPHIA, PA OR TELEPHONE 1-800-752-6342. OUR WEBSITE ADDRESS IS WWW.PRUDENTIAL.COM.
Date of Statement of Additional Information: April 27, 2020, as Supplemented December 15, 2020
Date of Prospectus: April 27, 2020, as supplemented December 15, 2020
ASAP III - SAI (04/2020)

GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
Prudential Annuities Life Assurance Corporation ("Prudential Annuities", "we", "our" or "us") is a stock life insurance company domiciled in Arizona with licenses in the District of Columbia, Puerto Rico, and in all states except New York. Prudential Annuities is a wholly-owned subsidiary of Prudential Annuities, Inc. Prudential Annuities' principal business address is One Corporate Drive, Shelton, Connecticut 06484.
No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. However, Prudential Financial exercises significant influence over the operations and capital structure of Prudential Annuities.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Prior to November 18, 2002, Separate Account B was organized as a single separate account with six different Sub-account classes, each of which was registered as a distinct unit investment trust under the Investment Company Act. Effective November 18, 2002, each Sub-account class of Separate Account B was consolidated into American Skandia Life Assurance Corporation Variable Account B Class 1 Sub-accounts, which was subsequently renamed Prudential Annuities Life Assurance Corporation Variable Account B. Each Sub-account of Separate Account B has multiple Unit Prices to reflect the daily charge deducted for each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charge for each optional benefit offered under Annuity contracts funded through Separate Account B. The consolidation of Separate Account B had no impact on Annuity Owners.
Effective August 31, 2013, Prudential Annuities Life Assurance Corporation changed its domicile from Connecticut to Arizona. As a result of this change, the Arizona Department of Insurance is our principal regulatory authority and all of our separate accounts, including Separate Account B, will now be operated in accordance with the laws of Arizona.
Separate Account B holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of the underlying mutual funds or portfolios of underlying mutual funds offered as Sub-accounts of Separate Account B. The underlying mutual funds or portfolios of underlying mutual funds are referred to as the Portfolios. Each Sub-account invests exclusively in a Portfolio. You will find additional information about the Portfolios in their respective prospectuses.
Separate Account B is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the Portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.
There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.
During the accumulation phase, we offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.
A brief summary of the investment objectives and policies of each Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Portfolios.
There can be no guarantee that any Portfolio will meet its investment objectives.
Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").
We may make other portfolios available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio may be disclosed in its prospectus. We may take other actions in relation to the Sub-accounts and/or Separate Account B.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D
Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as "Separate Account D", was established by us pursuant to Connecticut law. Based on our redomestication from Connecticut to Arizona, however, all our Separate Accounts, including Separate Account D, will be operated in accordance with the laws of Arizona, effective August 31, 2013. During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.
There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.
We currently employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.
We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:
1.We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:
a.Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.
b.At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.
We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Arizona and other state insurance laws.
2.The assets in Separate Account D are accounted for at their market value, rather than at book value.
3.We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.
PRINCIPAL UNDERWRITER/DISTRIBUTOR - PRUDENTIAL ANNUITIES DISTRIBUTORS, INC.
Prudential Annuities Distributors, Inc. ("PAD"), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuity described in the Prospectus and this Statement of Additional Information. Prudential Annuities Life Assurance Corporation and AST Investment Services, Inc. ("ASISI"), a co-investment manager of Advanced Series Trust are also wholly-owned subsidiaries of Prudential Annuities, Inc. Prudential Annuities Information Services and Technology Corporation, also a wholly-owned subsidiary of Prudential Annuities, Inc., is a service company that provides systems and information services to Prudential Annuities Life Assurance Corporation and its affiliated companies.
PAD acts as the distributor of a number of annuity and life insurance products we offer.
PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the Financial Industry Regulatory Authority ("FINRA"). THE OFFERING OF THE ANNUITY CONTRACTS THROUGH PAD IS CONTINUOUS. PLEASE SEE THE PROSPECTUS FOR A DISCUSSION OF HOW THE SALES LOAD ON THE ANNUITY CONTRACTS IS DETERMINED.
The Annuity is offered on a continuous basis. PAD enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration ("firms"). Applications for the Annuity are solicited by registered representatives of those firms.
Commissions are paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Prudential Annuities and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
We or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the forms of non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list in the prospectus includes the names of the firms that we are aware (as of December 31, 2019) received cash compensation with respect to annuity business during 2019 (or as to which a payment amount was accrued during 2019). The firms listed include payments in connection with products issued by Prudential Annuities Life Assurance Corporation. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2019, the least amount paid, and greatest amount paid, were $1.10 and $18,272,777.70, respectively.
You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuity than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.
With respect to all individual annuities issued by Prudential Annuities, PAD received commissions as follows: 2019: $97,485,195.74; 2018: $122,121,924.71; and 2017: $109,233,825.30. PAD retained none of those commissions.
HOW THE UNIT PRICE IS DETERMINED
For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:
a.is the net result of:
1.the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared by the Portfolio at the end of the current Valuation Period and paid (in the case of a Portfolio that declares dividends on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus
2.any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
b.is the net result of:
1.the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus
2.any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
c.is the Insurance Charge and the Distribution Charge deducted daily against the assets of the Separate Account.
We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.
ADDITIONAL INFORMATION ON FIXED ALLOCATIONS
To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the market value adjustment ("MVA").
We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.
The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.
The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the SEC and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)
The reduction used in determining the minimum interest rate is two and a half percent of interest (2.50%).
Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.
WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA.
We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.
HOW WE CALCULATE THE MARKET VALUE ADJUSTMENT
An MVA is used to determine the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined.
For purposes of this provision:
▪"Strips" are a form of security where ownership of the interest portion of United States Treasury securities are separated from ownership of the underlying principal amount or corpus.
▪    "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.
▪    "Option-adjusted Spread" is the difference between the yields on corporate debt securities (adjusted to disregard options on such securities) and government debt securities of comparable duration. We currently use the Merrill Lynch 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.
The formula is:
[(1+I) / (1+J+0.0010)]^(N/365)
where:
I is the Strip Yield as of the start date of the Guarantee Period for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
J is the Strip Yield as of the date the MVA formula is being applied for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
N is the number of days remaining in the original Guarantee Period.
The denominator of the MVA formula includes a factor, currently equal to 0.0010 or 10 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.
If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]^(N/365).
No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date and the 30 days prior to the Maturity Date. The formula may be changed for certain Special Purpose Fixed Allocations, as described in the Prospectus.
Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:
1.If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities.

2.If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.
No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.
Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.
We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.
GENERAL INFORMATION
VOTING RIGHTS
We are the legal owner of the shares of the underlying Portfolios in which the Sub-accounts invest. However, under current SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Portfolio held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying Portfolio seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Portfolio’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Variable Investment Options or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Portfolios associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action in the next available annual or semi-annual report.
We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying Portfolio has requested a “proxy” vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Portfolio that require a vote of shareholders. We reserve the right to change the voting procedures described above if applicable SEC rules change.
MODIFICATION
We reserve the right to do any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion of it with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act, the Exchange Act or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any Sub-account at any time.
Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.
We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.
We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We will notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.
DEFERRAL OF TRANSACTIONS
We may defer any distribution or transfer from a Fixed Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payment for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.
There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.
The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.
Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
▪    trading on the NYSE is restricted;
▪    an emergency exists making redemption or valuation of securities held in the separate account impractical; or
▪    the SEC, by order, permits the suspension or postponement for the protection of security holders.
MISSTATEMENT OF AGE OR SEX
If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit is based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.
CYBER SECURITY AND BUSINESS CONTINUITY RISKS
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, the Company is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of increasingly complex products, such as those that feature automatic asset transfer or reallocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Cyber security events, disasters and similar events, whether deliberate or unintentional, that could impact the Company and Contract owners could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers. Cyber security and other events affecting any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate unit values with respect to the Contract and/or the net asset value (“NAV”) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security and other events described above may result in adverse impacts to the Company, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by the Company may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by the Company in enhancing and upgrading computer systems and systems security following a cyber security failure or responding to a disaster or similar event. The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. In addition, the global spread of COVID-19 has caused the Company and its service providers to implement business continuity plans, including widespread use of work-from-home arrangements. Although the Company, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Company cannot control or assure the efficacy of the cyber security and business continuity plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

ANNUITIZATION
WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments, or adjustable payments. Fixed options provide the same amount with each payment. Adjustable options provide a fixed payment that is periodically adjusted based on current interest rates. We do not guarantee to make all annuity payment options available in the future.
When you purchase an Annuity, or at a later date, you may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. A maximum Annuity Date may be required by law. The Annuity Date may depend on the annuity option you choose. Certain annuity options may not be available depending on the age of the Annuitant.
Certain of these annuity options may also be available to Beneficiaries who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.
OPTION 1
Payments for Life: Under this option, income is payable periodically until the death of the "key life". The "key life" (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.
OPTION 2
Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.
OPTION 3
Payments for Life with a Certain Period: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. This option is currently available on a fixed basis.
OPTION 4
Fixed Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.
We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?
Each Annuity Payment is payable monthly on the Annuity Payment Date. The initial annuity payment will be on a date of your choice. The Annuity Payment Date may not be changed after the Annuity Date.
HOW ARE ANNUITY PAYMENTS CALCULATED?
FIXED ANNUITY PAYMENTS
If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value upon the Annuity Date, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the 2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life. Otherwise, the rates will differ according to the gender of the key life.
ADJUSTABLE ANNUITY PAYMENTS
We may make an adjustable annuity payment option available. Adjustable annuity payments are calculated similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving annuity payments, the annuity payment amount is adjusted upward or downward depending on the rate we are currently crediting to annuity payments. The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.
KEY TERMS
ACCOUNT VALUE: The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. The Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.
ANNUITY DATE: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner's or Annuitant's 95th birthday, whichever occurs first, and (b) the fifth anniversary of the Issue Date.
EXPERTS
The financial statements of Prudential Annuities Life Assurance Corporation which comprise the statements of financial position as of December 31, 2019 and 2018, and the related statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2019 and the financial statements of Prudential Annuities Life Assurance Corporation Variable Account B as of the dates presented and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
LEGAL EXPERTS
In connection with the preparation of the post-effective amendment to this registration statement, counsel for Prudential Annuities has provided certain advice with respect to the federal securities laws.
FINANCIAL STATEMENTS
The financial statements which follow are those of Prudential Annuities Life Assurance Corporation and Prudential Annuities Life Assurance Corporation Variable Account B Sub-accounts as of December 31, 2019 and for the years ended December 31, 2019 and 2018. There may be other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.
INCORPORATION BY REFERENCE
To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.
We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to Prudential Annuities--Variable Annuities, P.O. Box 7960, Philadelphia, PA 19176. Our phone number is 1-800-752-6342. You may also forward such a request electronically to our Customer Service Department at www.prudential.com.

Appendix A
DETERMINATION OF ACCUMULATION UNIT VALUES
AND FINANCIAL STATEMENTS OF SEPARATE ACCOUNT
The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of a fund by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.
As we have indicated in the prospectuses, Advanced Series Advisor Plan III and Optimum Annuity are contracts that allow you to select or decline any of several benefit options that carry with it a specific asset based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2019. Here, we set out unit values corresponding to the remaining unit values.
The portfolio names shown for the corresponding unit values are as of the period indicated above. For a complete list of the current portfolio names, see "What Are the Investment Objectives and Policies of the Portfolio?" in the prospectus.

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of GRO Plus, EBP or HAV - Cliff M&E (0.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
04/02/2012 to 12/31/2012	$16.26371	$17.47366	0
01/01/2013 to 12/31/2013	$17.47366	$19.05114	0
01/01/2014 to 12/31/2014	$19.05114	$19.32135	0
01/01/2015 to 12/31/2015	$19.32135	$19.17702	714
01/01/2016 to 12/31/2016	$19.17702	$20.71540	30,348
01/01/2017 to 12/31/2017	$20.71540	$21.51372	714
01/01/2018 to 12/31/2018	$21.51372	$21.18867	714
01/01/2019 to 12/31/2019	$21.18867	$23.60831	713
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.60730	$11.94339	254,519
01/01/2013 to 12/31/2013	$11.94339	$13.01638	606,620
01/01/2014 to 12/31/2014	$13.01638	$13.39182	755,726
01/01/2015 to 12/31/2015	$13.39182	$12.84414	770,816
01/01/2016 to 12/31/2016	$12.84414	$13.53517	1,027,754
01/01/2017 to 12/31/2017	$13.53517	$15.10166	1,338,105
01/01/2018 to 12/31/2018	$15.10166	$13.74762	1,104,027
01/01/2019 to 12/31/2019	$13.74762	$15.81116	1,243,853
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$12.36515	$12.74743	101,462
01/01/2013 to 12/31/2013	$12.74743	$14.72431	256,162
01/01/2014 to 12/31/2014	$14.72431	$15.48307	289,906
01/01/2015 to 12/31/2015	$15.48307	$15.46694	404,675
01/01/2016 to 12/31/2016	$15.46694	$16.41717	739,531
01/01/2017 to 12/31/2017	$16.41717	$19.02361	836,651
01/01/2018 to 12/31/2018	$19.02361	$17.74190	941,835
01/01/2019 to 12/31/2019	$17.74190	$21.42566	962,604
AST AllianzGI World Trends Portfolio
04/02/2012 to 12/31/2012	$10.33848	$10.40393	28,330
01/01/2013 to 12/31/2013	$10.40393	$11.59288	97,750
01/01/2014 to 12/31/2014	$11.59288	$12.07891	111,239
01/01/2015 to 12/31/2015	$12.07891	$11.95035	190,414
01/01/2016 to 12/31/2016	$11.95035	$12.41319	350,846
01/01/2017 to 12/31/2017	$12.41319	$14.29853	497,786
01/01/2018 to 12/31/2018	$14.29853	$13.04943	490,735
01/01/2019 to 12/31/2019	$13.04943	$15.26592	576,449
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99926	$11.69769	2,450
01/01/2014 to 12/31/2014	$11.69769	$13.11912	3,568
01/01/2015 to 12/31/2015	$13.11912	$13.22556	3,123
01/01/2016 to 12/31/2016	$13.22556	$14.50953	69,808
01/01/2017 to 12/31/2017	$14.50953	$17.56209	10,382
01/01/2018 to 12/31/2018	$17.56209	$15.98771	9,878
01/01/2019 to 12/31/2019	$15.98771	$19.42121	8,448

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.26595	$12.45894	202,391
01/01/2013 to 12/31/2013	$12.45894	$14.52571	630,765
01/01/2014 to 12/31/2014	$14.52571	$15.33385	797,400
01/01/2015 to 12/31/2015	$15.33385	$15.26817	960,602
01/01/2016 to 12/31/2016	$15.26817	$16.08391	1,166,432
01/01/2017 to 12/31/2017	$16.08391	$18.31530	1,470,996
01/01/2018 to 12/31/2018	$18.31530	$17.25409	1,395,903
01/01/2019 to 12/31/2019	$17.25409	$20.41899	1,444,128
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.88668	$10.21704	17,358
01/01/2013 to 12/31/2013	$10.21704	$11.22395	54,678
01/01/2014 to 12/31/2014	$11.22395	$11.66750	103,974
01/01/2015 to 12/31/2015	$11.66750	$11.21558	68,631
01/01/2016 to 12/31/2016	$11.21558	$11.88836	87,530
01/01/2017 to 12/31/2017	$11.88836	$13.26744	124,037
01/01/2018 to 12/31/2018	$13.26744	$12.45347	162,104
01/01/2019 to 12/31/2019	$12.45347	$14.51601	131,828
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$13.23433	$13.58258	431,982
01/01/2013 to 12/31/2013	$13.58258	$13.16746	1,072,764
01/01/2014 to 12/31/2014	$13.16746	$13.03622	1,250,697
01/01/2015 to 12/31/2015	$13.03622	$12.98146	1,225,601
01/01/2016 to 12/31/2016	$12.98146	$13.07579	1,235,359
01/01/2017 to 12/31/2017	$13.07579	$13.17902	1,216,435
01/01/2018 to 12/31/2018	$13.17902	$13.15709	1,032,083
01/01/2019 to 12/31/2019	$13.15709	$13.64112	982,721
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$15.52103	$16.38647	341,112
01/01/2013 to 12/31/2013	$16.38647	$15.94068	704,600
01/01/2014 to 12/31/2014	$15.94068	$16.46558	808,900
01/01/2015 to 12/31/2015	$16.46558	$15.97348	837,026
01/01/2016 to 12/31/2016	$15.97348	$16.49909	1,073,699
01/01/2017 to 12/31/2017	$16.49909	$17.06409	1,197,598
01/01/2018 to 12/31/2018	$17.06409	$16.79822	1,052,234
01/01/2019 to 12/31/2019	$16.79822	$18.18279	1,059,337
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.93777	$12.02621	227,250
01/01/2013 to 12/31/2013	$12.02621	$14.62099	632,115
01/01/2014 to 12/31/2014	$14.62099	$15.50291	1,069,359
01/01/2015 to 12/31/2015	$15.50291	$15.44535	1,351,677
01/01/2016 to 12/31/2016	$15.44535	$16.35293	2,037,942
01/01/2017 to 12/31/2017	$16.35293	$19.10533	2,541,537
01/01/2018 to 12/31/2018	$19.10533	$17.75531	2,639,219
01/01/2019 to 12/31/2019	$17.75531	$21.51007	2,732,924
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99926	$11.73900	1,235
01/01/2014 to 12/31/2014	$11.73900	$13.21668	15,879
01/01/2015 to 12/31/2015	$13.21668	$12.62993	13,864
01/01/2016 to 12/31/2016	$12.62993	$14.38056	38,299
01/01/2017 to 12/31/2017	$14.38056	$16.87418	60,728
01/01/2018 to 12/31/2018	$16.87418	$15.92470	69,621
01/01/2019 to 12/31/2019	$15.92470	$20.67848	80,434

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
04/02/2012 to 12/31/2012	$10.37501	$11.56988	2,172
01/01/2013 to 12/31/2013	$11.56988	$11.96427	7,752
01/01/2014 to 12/31/2014	$11.96427	$13.50742	13,409
01/01/2015 to 12/31/2015	$13.50742	$13.37384	14,500
01/01/2016 to 12/31/2016	$13.37384	$13.37217	17,047
01/01/2017 to 12/31/2017	$13.37217	$14.69478	16,723
01/01/2018 to 12/31/2018	$14.69478	$13.87610	16,091
01/01/2019 to 12/31/2019	$13.87610	$17.20634	17,381
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$29.48102	$30.51803	26,487
01/01/2013 to 12/31/2013	$30.51803	$31.19093	61,197
01/01/2014 to 12/31/2014	$31.19093	$40.46552	69,429
01/01/2015 to 12/31/2015	$40.46552	$42.04386	60,536
01/01/2016 to 12/31/2016	$42.04386	$43.67210	59,870
01/01/2017 to 12/31/2017	$43.67210	$45.98288	63,176
01/01/2018 to 12/31/2018	$45.98288	$43.40046	54,330
01/01/2019 to 12/31/2019	$43.40046	$56.43604	49,417
AST Fidelity Institutional AM® Quantitative Portfolio
04/02/2012 to 12/31/2012	$10.78373	$11.06689	47,893
01/01/2013 to 12/31/2013	$11.06689	$12.58612	137,981
01/01/2014 to 12/31/2014	$12.58612	$12.86591	204,705
01/01/2015 to 12/31/2015	$12.86591	$12.87645	324,163
01/01/2016 to 12/31/2016	$12.87645	$13.30353	499,569
01/01/2017 to 12/31/2017	$13.30353	$15.35577	599,755
01/01/2018 to 12/31/2018	$15.35577	$14.03834	632,686
01/01/2019 to 12/31/2019	$14.03834	$16.69442	751,023
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$11.04934	$11.12631	37,304
01/01/2013 to 12/31/2013	$11.12631	$12.10904	69,723
01/01/2014 to 12/31/2014	$12.10904	$12.48501	99,059
01/01/2015 to 12/31/2015	$12.48501	$12.26010	122,151
01/01/2016 to 12/31/2016	$12.26010	$12.78842	194,934
01/01/2017 to 12/31/2017	$12.78842	$14.23034	313,399
01/01/2018 to 12/31/2018	$14.23034	$13.10632	284,460
01/01/2019 to 12/31/2019	$13.10632	$15.06938	363,040
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$24.83288	$25.27242	15,212
01/01/2013 to 12/31/2013	$25.27242	$34.76562	30,854
01/01/2014 to 12/31/2014	$34.76562	$36.93269	42,297
01/01/2015 to 12/31/2015	$36.93269	$34.58939	40,191
01/01/2016 to 12/31/2016	$34.58939	$42.61234	44,648
01/01/2017 to 12/31/2017	$42.61234	$47.37668	54,491
01/01/2018 to 12/31/2018	$47.37668	$40.34517	47,194
01/01/2019 to 12/31/2019	$40.34517	$49.03251	48,095
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$10.81650	$10.74397	606,652
01/01/2013 to 12/31/2013	$10.74397	$10.64735	1,058,147
01/01/2014 to 12/31/2014	$10.64735	$10.55199	1,734,092
01/01/2015 to 12/31/2015	$10.55199	$10.45709	2,064,321
01/01/2016 to 12/31/2016	$10.45709	$10.36273	2,235,562
01/01/2017 to 12/31/2017	$10.36273	$10.30462	2,591,166
01/01/2018 to 12/31/2018	$10.30462	$10.34412	2,522,845
01/01/2019 to 12/31/2019	$10.34412	$10.42430	2,403,479

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$18.11274	$19.51333	98,604
01/01/2013 to 12/31/2013	$19.51333	$20.72616	198,033
01/01/2014 to 12/31/2014	$20.72616	$21.06490	170,963
01/01/2015 to 12/31/2015	$21.06490	$20.13149	148,038
01/01/2016 to 12/31/2016	$20.13149	$23.02211	187,998
01/01/2017 to 12/31/2017	$23.02211	$24.51996	217,927
01/01/2018 to 12/31/2018	$24.51996	$23.81550	153,465
01/01/2019 to 12/31/2019	$23.81550	$27.21197	155,196
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$13.10164	$13.58349	26,123
01/01/2013 to 12/31/2013	$13.58349	$18.82699	68,511
01/01/2014 to 12/31/2014	$18.82699	$21.22233	64,677
01/01/2015 to 12/31/2015	$21.22233	$19.38341	82,532
01/01/2016 to 12/31/2016	$19.38341	$23.02924	110,668
01/01/2017 to 12/31/2017	$23.02924	$27.20261	143,320
01/01/2018 to 12/31/2018	$27.20261	$23.14154	142,964
01/01/2019 to 12/31/2019	$23.14154	$29.70381	124,829
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$19.16833	$19.61553	203,749
01/01/2013 to 12/31/2013	$19.61553	$23.14339	451,034
01/01/2014 to 12/31/2014	$23.14339	$21.66798	610,010
01/01/2015 to 12/31/2015	$21.66798	$22.14899	581,209
01/01/2016 to 12/31/2016	$22.14899	$21.12075	542,906
01/01/2017 to 12/31/2017	$21.12075	$28.34594	496,087
01/01/2018 to 12/31/2018	$28.34594	$24.34499	413,100
01/01/2019 to 12/31/2019	$24.34499	$31.87295	360,376
AST International Value Portfolio
04/02/2012 to 12/31/2012	$19.90642	$20.52383	14,811
01/01/2013 to 12/31/2013	$20.52383	$24.29855	26,796
01/01/2014 to 12/31/2014	$24.29855	$22.46576	36,615
01/01/2015 to 12/31/2015	$22.46576	$22.44558	50,399
01/01/2016 to 12/31/2016	$22.44558	$22.37309	63,934
01/01/2017 to 12/31/2017	$22.37309	$27.23028	80,785
01/01/2018 to 12/31/2018	$27.23028	$22.62979	71,805
01/01/2019 to 12/31/2019	$22.62979	$26.91645	69,769
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$14.84050	$15.81688	11,214
01/01/2013 to 12/31/2013	$15.81688	$15.17572	52,659
01/01/2014 to 12/31/2014	$15.17572	$16.05116	64,101
01/01/2015 to 12/31/2015	$16.05116	$16.09333	260,959
01/01/2016 to 12/31/2016	$16.09333	$16.61912	470,431
01/01/2017 to 12/31/2017	$16.61912	$17.18003	367,072
01/01/2018 to 12/31/2018	$17.18003	$16.97928	2,700,826
01/01/2019 to 12/31/2019	$16.97928	$18.71624	1,196,446
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$10.86121	$10.99885	70,907
01/01/2013 to 12/31/2013	$10.99885	$12.67457	156,790
01/01/2014 to 12/31/2014	$12.67457	$13.35989	171,886
01/01/2015 to 12/31/2015	$13.35989	$13.10098	225,180
01/01/2016 to 12/31/2016	$13.10098	$13.66058	285,954
01/01/2017 to 12/31/2017	$13.66058	$15.83331	333,676
01/01/2018 to 12/31/2018	$15.83331	$14.53352	315,288
01/01/2019 to 12/31/2019	$14.53352	$17.20122	355,205

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$18.62398	$19.63939	50,480
01/01/2013 to 12/31/2013	$19.63939	$22.45223	119,084
01/01/2014 to 12/31/2014	$22.45223	$20.83393	132,775
01/01/2015 to 12/31/2015	$20.83393	$20.06954	118,276
01/01/2016 to 12/31/2016	$20.06954	$20.27347	108,347
01/01/2017 to 12/31/2017	$20.27347	$26.04484	127,593
01/01/2018 to 12/31/2018	$26.04484	$21.30069	116,447
01/01/2019 to 12/31/2019	$21.30069	$26.85547	105,833
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$17.01360	$17.50355	38,263
01/01/2013 to 12/31/2013	$17.50355	$19.25962	115,574
01/01/2014 to 12/31/2014	$19.25962	$20.12628	164,323
01/01/2015 to 12/31/2015	$20.12628	$19.90868	194,145
01/01/2016 to 12/31/2016	$19.90868	$20.48702	331,745
01/01/2017 to 12/31/2017	$20.48702	$22.76821	409,434
01/01/2018 to 12/31/2018	$22.76821	$21.40576	440,564
01/01/2019 to 12/31/2019	$21.40576	$24.31210	518,162
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.57527	$12.93987	2,360
01/01/2013 to 12/31/2013	$12.93987	$17.50320	20,366
01/01/2014 to 12/31/2014	$17.50320	$18.99419	18,192
01/01/2015 to 12/31/2015	$18.99419	$20.82500	31,278
01/01/2016 to 12/31/2016	$20.82500	$20.33576	40,448
01/01/2017 to 12/31/2017	$20.33576	$27.37385	62,881
01/01/2018 to 12/31/2018	$27.37385	$26.68914	43,974
01/01/2019 to 12/31/2019	$26.68914	$35.07200	39,118
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.80833	$17.01026	425,090
01/01/2013 to 12/31/2013	$17.01026	$23.02884	838,181
01/01/2014 to 12/31/2014	$23.02884	$25.23833	1,035,208
01/01/2015 to 12/31/2015	$25.23833	$27.53016	925,323
01/01/2016 to 12/31/2016	$27.53016	$28.80403	814,756
01/01/2017 to 12/31/2017	$28.80403	$37.96206	754,558
01/01/2018 to 12/31/2018	$37.96206	$36.60751	564,625
01/01/2019 to 12/31/2019	$36.60751	$47.75292	492,615
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$21.74449	$23.04503	21,999
01/01/2013 to 12/31/2013	$23.04503	$29.14854	47,489
01/01/2014 to 12/31/2014	$29.14854	$29.93493	51,941
01/01/2015 to 12/31/2015	$29.93493	$29.23083	64,165
01/01/2016 to 12/31/2016	$29.23083	$31.02844	82,421
01/01/2017 to 12/31/2017	$31.02844	$38.08044	99,586
01/01/2018 to 12/31/2018	$38.08044	$34.13118	81,807
01/01/2019 to 12/31/2019	$34.13118	$43.95671	84,069
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99926	$10.37693	56,431
01/01/2013 to 12/31/2013	$10.37693	$12.22866	120,016
01/01/2014 to 12/31/2014	$12.22866	$12.74143	159,984
01/01/2015 to 12/31/2015	$12.74143	$12.46998	132,511
01/01/2016 to 12/31/2016	$12.46998	$12.89199	120,303
01/01/2017 to 12/31/2017	$12.89199	$14.88331	170,328
01/01/2018 to 12/31/2018	$14.88331	$13.52819	160,789
01/01/2019 to 12/31/2019	$13.52819	$16.45817	165,247

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$16.43881	$16.43129	62,155
01/01/2013 to 12/31/2013	$16.43129	$22.26046	141,561
01/01/2014 to 12/31/2014	$22.26046	$23.98155	140,267
01/01/2015 to 12/31/2015	$23.98155	$25.48373	107,052
01/01/2016 to 12/31/2016	$25.48373	$25.73743	86,232
01/01/2017 to 12/31/2017	$25.73743	$33.33872	98,952
01/01/2018 to 12/31/2018	$33.33872	$33.74757	85,367
01/01/2019 to 12/31/2019	$33.74757	$46.07868	82,196
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99926	$10.22566	0
01/01/2013 to 12/31/2013	$10.22566	$13.63007	2,485
01/01/2014 to 12/31/2014	$13.63007	$14.88747	11,018
01/01/2015 to 12/31/2015	$14.88747	$14.64680	30,315
01/01/2016 to 12/31/2016	$14.64680	$16.46677	86,073
01/01/2017 to 12/31/2017	$16.46677	$19.14853	99,844
01/01/2018 to 12/31/2018	$19.14853	$17.04926	74,242
01/01/2019 to 12/31/2019	$17.04926	$21.85430	80,093
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$23.55988	$23.76942	49,594
01/01/2013 to 12/31/2013	$23.76942	$31.13825	119,509
01/01/2014 to 12/31/2014	$31.13825	$34.41507	161,800
01/01/2015 to 12/31/2015	$34.41507	$32.16636	263,424
01/01/2016 to 12/31/2016	$32.16636	$32.40164	255,528
01/01/2017 to 12/31/2017	$32.40164	$40.80971	282,531
01/01/2018 to 12/31/2018	$40.80971	$38.68196	236,533
01/01/2019 to 12/31/2019	$38.68196	$49.89354	217,456
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.87286	$22.40240	110,737
01/01/2013 to 12/31/2013	$22.40240	$31.52671	219,116
01/01/2014 to 12/31/2014	$31.52671	$35.69515	265,572
01/01/2015 to 12/31/2015	$35.69515	$33.38007	252,369
01/01/2016 to 12/31/2016	$33.38007	$39.11038	242,483
01/01/2017 to 12/31/2017	$39.11038	$44.10353	264,436
01/01/2018 to 12/31/2018	$44.10353	$36.51817	201,370
01/01/2019 to 12/31/2019	$36.51817	$43.79472	187,257
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$10.11888	$10.32708	16,561
01/01/2013 to 12/31/2013	$10.32708	$10.25698	47,934
01/01/2014 to 12/31/2014	$10.25698	$9.68870	58,712
01/01/2015 to 12/31/2015	$9.68870	$7.99545	62,612
01/01/2016 to 12/31/2016	$7.99545	$8.90305	69,300
01/01/2017 to 12/31/2017	$8.90305	$11.15034	102,994
01/01/2018 to 12/31/2018	$11.15034	$9.49739	93,632
01/01/2019 to 12/31/2019	$9.49739	$10.66832	92,677
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.81997	$13.18092	159,646
01/01/2013 to 12/31/2013	$13.18092	$14.26564	216,575
01/01/2014 to 12/31/2014	$14.26564	$14.95367	296,913
01/01/2015 to 12/31/2015	$14.95367	$14.84036	531,354
01/01/2016 to 12/31/2016	$14.84036	$15.51967	882,023
01/01/2017 to 12/31/2017	$15.51967	$16.93838	1,085,499
01/01/2018 to 12/31/2018	$16.93838	$16.30843	1,194,629
01/01/2019 to 12/31/2019	$16.30843	$18.54374	1,229,778

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.20930	$10.70371	161
01/01/2013 to 12/31/2013	$10.70371	$10.36202	5,376
01/01/2014 to 12/31/2014	$10.36202	$10.89114	16,735
01/01/2015 to 12/31/2015	$10.89114	$10.76424	30,005
01/01/2016 to 12/31/2016	$10.76424	$11.11645	83,551
01/01/2017 to 12/31/2017	$11.11645	$11.64124	99,605
01/01/2018 to 12/31/2018	$11.64124	$11.44209	99,629
01/01/2019 to 12/31/2019	$11.44209	$12.44526	129,287
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$10.33507	$10.47629	54,660
01/01/2013 to 12/31/2013	$10.47629	$12.14973	173,117
01/01/2014 to 12/31/2014	$12.14973	$13.14773	345,827
01/01/2015 to 12/31/2015	$13.14773	$12.94956	877,579
01/01/2016 to 12/31/2016	$12.94956	$14.12865	1,323,865
01/01/2017 to 12/31/2017	$14.12865	$16.25558	2,249,510
01/01/2018 to 12/31/2018	$16.25558	$14.88495	2,402,982
01/01/2019 to 12/31/2019	$14.88495	$17.58004	2,658,436
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99926	$11.73738	0
01/01/2014 to 12/31/2014	$11.73738	$13.40465	1,720
01/01/2015 to 12/31/2015	$13.40465	$13.48896	2,738
01/01/2016 to 12/31/2016	$13.48896	$14.81889	2,462
01/01/2017 to 12/31/2017	$14.81889	$17.83025	5,615
01/01/2018 to 12/31/2018	$17.83025	$16.40537	2,866
01/01/2019 to 12/31/2019	$16.40537	$20.35288	2,231
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$15.51901	$15.78510	27,042
01/01/2013 to 12/31/2013	$15.78510	$20.71562	88,401
01/01/2014 to 12/31/2014	$20.71562	$24.06286	96,241
01/01/2015 to 12/31/2015	$24.06286	$24.58060	94,520
01/01/2016 to 12/31/2016	$24.58060	$27.97611	100,029
01/01/2017 to 12/31/2017	$27.97611	$33.89386	109,465
01/01/2018 to 12/31/2018	$33.89386	$30.82749	101,066
01/01/2019 to 12/31/2019	$30.82749	$38.02425	76,968
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.89665	$10.03143	0
01/01/2013 to 12/31/2013	$10.03143	$12.16769	2,455
01/01/2014 to 12/31/2014	$12.16769	$12.84197	4,509
01/01/2015 to 12/31/2015	$12.84197	$12.74546	8,901
01/01/2016 to 12/31/2016	$12.74546	$13.42945	8,100
01/01/2017 to 12/31/2017	$13.42945	$15.72959	13,415
01/01/2018 to 12/31/2018	$15.72959	$14.56976	7,940
01/01/2019 to 12/31/2019	$14.56976	$17.50030	7,831
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$27.85979	$26.51602	66,713
01/01/2013 to 12/31/2013	$26.51602	$37.00144	145,136
01/01/2014 to 12/31/2014	$37.00144	$38.48022	177,198
01/01/2015 to 12/31/2015	$38.48022	$38.64298	174,970
01/01/2016 to 12/31/2016	$38.64298	$41.24410	146,474
01/01/2017 to 12/31/2017	$41.24410	$52.19166	145,303
01/01/2018 to 12/31/2018	$52.19166	$46.11141	116,043
01/01/2019 to 12/31/2019	$46.11141	$62.36767	107,498

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.65563	$18.92221	20,997
01/01/2013 to 12/31/2013	$18.92221	$25.34746	53,094
01/01/2014 to 12/31/2014	$25.34746	$26.07876	51,726
01/01/2015 to 12/31/2015	$26.07876	$26.04715	58,463
01/01/2016 to 12/31/2016	$26.04715	$28.93035	66,586
01/01/2017 to 12/31/2017	$28.93035	$35.52723	80,085
01/01/2018 to 12/31/2018	$35.52723	$32.24728	75,989
01/01/2019 to 12/31/2019	$32.24728	$41.58264	71,819
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.53339	$22.01216	119,443
01/01/2013 to 12/31/2013	$22.01216	$29.97261	260,476
01/01/2014 to 12/31/2014	$29.97261	$31.26764	299,726
01/01/2015 to 12/31/2015	$31.26764	$29.65077	293,930
01/01/2016 to 12/31/2016	$29.65077	$37.96547	250,699
01/01/2017 to 12/31/2017	$37.96547	$40.38884	274,989
01/01/2018 to 12/31/2018	$40.38884	$33.18941	231,165
01/01/2019 to 12/31/2019	$33.18941	$40.11987	215,163
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$18.15614	$18.66785	121,875
01/01/2013 to 12/31/2013	$18.66785	$21.61396	245,839
01/01/2014 to 12/31/2014	$21.61396	$22.67884	344,918
01/01/2015 to 12/31/2015	$22.67884	$22.48423	499,215
01/01/2016 to 12/31/2016	$22.48423	$23.96311	695,416
01/01/2017 to 12/31/2017	$23.96311	$27.40672	811,697
01/01/2018 to 12/31/2018	$27.40672	$25.71208	923,644
01/01/2019 to 12/31/2019	$25.71208	$30.79186	900,069
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$18.73681	$18.15419	31,299
01/01/2013 to 12/31/2013	$18.15419	$25.91153	72,697
01/01/2014 to 12/31/2014	$25.91153	$27.82127	104,575
01/01/2015 to 12/31/2015	$27.82127	$30.21312	154,773
01/01/2016 to 12/31/2016	$30.21312	$30.74965	183,693
01/01/2017 to 12/31/2017	$30.74965	$42.01843	254,827
01/01/2018 to 12/31/2018	$42.01843	$43.24827	236,942
01/01/2019 to 12/31/2019	$43.24827	$54.95828	243,938
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.28299	$17.29342	26,564
01/01/2013 to 12/31/2013	$17.29342	$23.07231	49,924
01/01/2014 to 12/31/2014	$23.07231	$23.22103	74,433
01/01/2015 to 12/31/2015	$23.22103	$21.61669	70,989
01/01/2016 to 12/31/2016	$21.61669	$22.73534	77,114
01/01/2017 to 12/31/2017	$22.73534	$26.26066	87,434
01/01/2018 to 12/31/2018	$26.26066	$23.49622	82,191
01/01/2019 to 12/31/2019	$23.49622	$29.33172	832,982
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$29.49409	$28.38080	18,929
01/01/2013 to 12/31/2013	$28.38080	$32.45134	41,571
01/01/2014 to 12/31/2014	$32.45134	$29.47070	58,912
01/01/2015 to 12/31/2015	$29.47070	$23.58270	63,296
01/01/2016 to 12/31/2016	$23.58270	$29.12352	74,822
01/01/2017 to 12/31/2017	$29.12352	$31.83660	88,709
01/01/2018 to 12/31/2018	$31.83660	$26.29473	63,464
01/01/2019 to 12/31/2019	$26.29473	$30.45303	74,119

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$15.83091	$16.31179	108,177
01/01/2013 to 12/31/2013	$16.31179	$15.55828	269,072
01/01/2014 to 12/31/2014	$15.55828	$15.50425	339,329
01/01/2015 to 12/31/2015	$15.50425	$14.65526	344,000
01/01/2016 to 12/31/2016	$14.65526	$15.15648	295,582
01/01/2017 to 12/31/2017	$15.15648	$15.32695	334,842
01/01/2018 to 12/31/2018	$15.32695	$15.49193	273,390
01/01/2019 to 12/31/2019	$15.49193	$15.59878	295,219
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.87736	$21.62753	12,717
01/01/2013 to 12/31/2013	$21.62753	$28.38035	37,123
01/01/2014 to 12/31/2014	$28.38035	$32.33505	45,961
01/01/2015 to 12/31/2015	$32.33505	$29.92642	34,633
01/01/2016 to 12/31/2016	$29.92642	$33.80820	35,532
01/01/2017 to 12/31/2017	$33.80820	$39.71297	43,272
01/01/2018 to 12/31/2018	$39.71297	$32.85033	38,658
01/01/2019 to 12/31/2019	$32.85033	$38.78735	41,189
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$10.87028	$10.82953	44,926
01/01/2013 to 12/31/2013	$10.82953	$12.93244	128,772
01/01/2014 to 12/31/2014	$12.93244	$13.52157	271,446
01/01/2015 to 12/31/2015	$13.52157	$13.31505	323,250
01/01/2016 to 12/31/2016	$13.31505	$14.05635	420,258
01/01/2017 to 12/31/2017	$14.05635	$15.82369	548,832
01/01/2018 to 12/31/2018	$15.82369	$14.89699	489,148
01/01/2019 to 12/31/2019	$14.89699	$17.79725	479,673
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.87383	$12.45283	14,349
01/01/2013 to 12/31/2013	$12.45283	$12.15662	69,578
01/01/2014 to 12/31/2014	$12.15662	$12.91415	129,240
01/01/2015 to 12/31/2015	$12.91415	$12.95617	179,309
01/01/2016 to 12/31/2016	$12.95617	$13.50096	362,945
01/01/2017 to 12/31/2017	$13.50096	$14.22373	473,871
01/01/2018 to 12/31/2018	$14.22373	$13.77593	1,040,196
01/01/2019 to 12/31/2019	$13.77593	$15.33124	921,168
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.17676	$10.78720	13,294
01/01/2013 to 12/31/2013	$10.78720	$14.00794	22,960
01/01/2014 to 12/31/2014	$14.00794	$15.66262	26,360
01/01/2015 to 12/31/2015	$15.66262	$15.84237	26,995
01/01/2016 to 12/31/2016	$15.84237	$18.02578	45,926
01/01/2017 to 12/31/2017	$18.02578	$19.39573	45,587
01/01/2018 to 12/31/2018	$19.39573	$17.76446	38,670
01/01/2019 to 12/31/2019	$17.76446	$22.02190	31,968
Invesco V.I. Health Care Fund - Series I
04/02/2012 to 12/31/2012	$17.31539	$18.36199	5,452
01/01/2013 to 12/31/2013	$18.36199	$25.57408	18,425
01/01/2014 to 12/31/2014	$25.57408	$30.32882	25,417
01/01/2015 to 12/31/2015	$30.32882	$31.00662	38,695
01/01/2016 to 12/31/2016	$31.00662	$27.20652	32,534
01/01/2017 to 12/31/2017	$27.20652	$31.22957	31,753
01/01/2018 to 12/31/2018	$31.22957	$31.22701	20,974
01/01/2019 to 12/31/2019	$31.22701	$41.00472	21,745

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05013	$9.81660	3,582
01/01/2013 to 12/31/2013	$9.81660	$13.32911	16,273
01/01/2014 to 12/31/2014	$13.32911	$14.27074	10,867
01/01/2015 to 12/31/2015	$14.27074	$14.31296	16,506
01/01/2016 to 12/31/2016	$14.31296	$14.29170	18,303
01/01/2017 to 12/31/2017	$14.29170	$17.34894	22,420
01/01/2018 to 12/31/2018	$17.34894	$16.23203	23,127
01/01/2019 to 12/31/2019	$16.23203	$21.60985	24,484
Invesco V.I. Technology Fund - Series I
04/02/2012 to 12/31/2012	$19.78851	$17.73191	0
01/01/2013 to 12/31/2013	$17.73191	$21.99076	0
01/01/2014 to 12/31/2014	$21.99076	$24.20140	0
01/01/2015 to 12/31/2015	$24.20140	$25.61809	0
01/01/2016 to 12/31/2016	$25.61809	$25.19626	0
01/01/2017 to 12/31/2017	$25.19626	$33.74281	0
01/01/2018 to 12/31/2018	$33.74281	$33.28557	0
01/01/2019 to 12/31/2019	$33.28557	$44.82124	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12667	$9.75939	100,757
01/01/2017 to 12/31/2017	$9.75939	$13.64636	112,586
01/01/2018 to 12/31/2018	$13.64636	$11.12813	95,849
01/01/2019 to 12/31/2019	$11.12813	$13.51828	91,955
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$26.54631	$26.50384	4,926
01/01/2013 to 12/31/2013	$26.50384	$30.19771	8,456
01/01/2014 to 12/31/2014	$30.19771	$29.45663	7,125
01/01/2015 to 12/31/2015	$29.45663	$26.45357	10,007
01/01/2016 to 12/31/2016	$26.45357	$26.38394	15,238
01/01/2017 to 12/31/2017	$26.38394	$34.74338	18,316
01/01/2018 to 12/31/2018	$34.74338	$28.02670	13,331
01/01/2019 to 12/31/2019	$28.02670	$35.08065	20,316
ProFund VP Banks
04/02/2012 to 12/31/2012	$5.96825	$6.04492	2,562
01/01/2013 to 12/31/2013	$6.04492	$7.99471	6,124
01/01/2014 to 12/31/2014	$7.99471	$8.74483	6,582
01/01/2015 to 12/31/2015	$8.74483	$8.62861	6,080
01/01/2016 to 12/31/2016	$8.62861	$10.53749	32,945
01/01/2017 to 12/31/2017	$10.53749	$12.31404	23,335
01/01/2018 to 12/31/2018	$12.31404	$10.01867	12,376
01/01/2019 to 12/31/2019	$10.01867	$13.54506	10,357
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$20.35558	$19.73517	3,161
01/01/2013 to 12/31/2013	$19.73517	$23.16241	16,622
01/01/2014 to 12/31/2014	$23.16241	$23.34110	15,045
01/01/2015 to 12/31/2015	$23.34110	$19.91067	15,608
01/01/2016 to 12/31/2016	$19.91067	$23.38054	24,237
01/01/2017 to 12/31/2017	$23.38054	$28.48995	18,873
01/01/2018 to 12/31/2018	$28.48995	$23.24680	7,117
01/01/2019 to 12/31/2019	$23.24680	$27.11954	8,628

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bear
04/02/2012 to 12/31/2012	$3.83351	$3.62728	14,073
01/01/2013 to 12/31/2013	$3.62728	$2.64019	23,391
01/01/2014 to 12/31/2014	$2.64019	$2.24370	33,775
01/01/2015 to 12/31/2015	$2.24370	$2.11410	34,637
01/01/2016 to 12/31/2016	$2.11410	$1.82167	28,649
01/01/2017 to 12/31/2017	$1.82167	$1.48099	54,950
01/01/2018 to 12/31/2018	$1.48099	$1.52701	67,443
01/01/2019 to 12/31/2019	$1.52701	$1.16606	55,861
ProFund VP Biotechnology
04/02/2012 to 12/31/2012	$21.87806	$26.03641	0
01/01/2013 to 12/31/2013	$26.03641	$43.45558	477
01/01/2014 to 12/31/2014	$43.45558	$55.86612	374
01/01/2015 to 12/31/2015	$55.86612	$57.19074	456
01/01/2016 to 12/31/2016	$57.19074	$47.90477	47
01/01/2017 to 12/31/2017	$47.90477	$58.17661	44
01/01/2018 to 12/31/2018	$58.17661	$53.75989	307
01/01/2019 to 12/31/2019	$53.75989	$62.04353	265
ProFund VP Bull
04/02/2012 to 12/31/2012	$14.61734	$14.64316	16,668
01/01/2013 to 12/31/2013	$14.64316	$18.82937	35,724
01/01/2014 to 12/31/2014	$18.82937	$20.79991	79,661
01/01/2015 to 12/31/2015	$20.79991	$20.51829	62,245
01/01/2016 to 12/31/2016	$20.51829	$22.29843	57,530
01/01/2017 to 12/31/2017	$22.29843	$26.37254	62,248
01/01/2018 to 12/31/2018	$26.37254	$24.52738	74,265
01/01/2019 to 12/31/2019	$24.52738	$31.32673	48,377
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$17.42902	$17.54415	752
01/01/2013 to 12/31/2013	$17.54415	$22.33301	4,825
01/01/2014 to 12/31/2014	$22.33301	$24.39556	11,120
01/01/2015 to 12/31/2015	$24.39556	$25.18252	13,175
01/01/2016 to 12/31/2016	$25.18252	$25.84075	12,831
01/01/2017 to 12/31/2017	$25.84075	$29.46402	12,102
01/01/2018 to 12/31/2018	$29.46402	$24.87548	11,046
01/01/2019 to 12/31/2019	$24.87548	$31.19955	11,584
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$15.10409	$16.08026	2,350
01/01/2013 to 12/31/2013	$16.08026	$22.28885	8,930
01/01/2014 to 12/31/2014	$22.28885	$24.84075	7,836
01/01/2015 to 12/31/2015	$24.84075	$25.77162	10,674
01/01/2016 to 12/31/2016	$25.77162	$26.60916	7,095
01/01/2017 to 12/31/2017	$26.60916	$31.21389	5,779
01/01/2018 to 12/31/2018	$31.21389	$31.12182	5,509
01/01/2019 to 12/31/2019	$31.12182	$38.44088	4,139
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$15.53357	$16.53513	6,926
01/01/2013 to 12/31/2013	$16.53513	$19.93155	29,186
01/01/2014 to 12/31/2014	$19.93155	$18.04423	12,094
01/01/2015 to 12/31/2015	$18.04423	$15.93683	23,379
01/01/2016 to 12/31/2016	$15.93683	$17.02714	23,058
01/01/2017 to 12/31/2017	$17.02714	$20.20050	29,508
01/01/2018 to 12/31/2018	$20.20050	$17.18938	21,173
01/01/2019 to 12/31/2019	$17.18938	$20.06479	25,420

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
04/02/2012 to 12/31/2012	$8.32005	$8.57490	6,750
01/01/2013 to 12/31/2013	$8.57490	$11.22357	19,920
01/01/2014 to 12/31/2014	$11.22357	$12.55922	28,231
01/01/2015 to 12/31/2015	$12.55922	$12.26010	16,672
01/01/2016 to 12/31/2016	$12.26010	$14.01139	25,698
01/01/2017 to 12/31/2017	$14.01139	$16.41129	30,173
01/01/2018 to 12/31/2018	$16.41129	$14.56671	22,176
01/01/2019 to 12/31/2019	$14.56671	$18.80535	18,704
ProFund VP Health Care
04/02/2012 to 12/31/2012	$14.22342	$15.09369	6,423
01/01/2013 to 12/31/2013	$15.09369	$20.90473	15,027
01/01/2014 to 12/31/2014	$20.90473	$25.62615	23,801
01/01/2015 to 12/31/2015	$25.62615	$26.67124	33,135
01/01/2016 to 12/31/2016	$26.67124	$25.36057	24,823
01/01/2017 to 12/31/2017	$25.36057	$30.39015	29,966
01/01/2018 to 12/31/2018	$30.39015	$31.45105	29,063
01/01/2019 to 12/31/2019	$31.45105	$37.20569	25,625
ProFund VP Industrials
04/02/2012 to 12/31/2012	$17.70568	$18.01769	1,640
01/01/2013 to 12/31/2013	$18.01769	$24.67438	4,453
01/01/2014 to 12/31/2014	$24.67438	$25.81617	7,741
01/01/2015 to 12/31/2015	$25.81617	$24.70873	5,546
01/01/2016 to 12/31/2016	$24.70873	$28.78344	8,673
01/01/2017 to 12/31/2017	$28.78344	$34.91410	6,723
01/01/2018 to 12/31/2018	$34.91410	$30.18169	6,356
01/01/2019 to 12/31/2019	$30.18169	$39.03067	5,917
ProFund VP Internet
04/02/2012 to 12/31/2012	$32.27627	$33.36005	0
01/01/2013 to 12/31/2013	$33.36005	$50.15518	0
01/01/2014 to 12/31/2014	$50.15518	$50.26138	61
01/01/2015 to 12/31/2015	$50.26138	$59.94676	58
01/01/2016 to 12/31/2016	$59.94676	$62.69345	55
01/01/2017 to 12/31/2017	$62.69345	$84.52930	53
01/01/2018 to 12/31/2018	$84.52930	$87.89728	50
01/01/2019 to 12/31/2019	$87.89728	$102.80643	0
ProFund VP Japan
04/02/2012 to 12/31/2012	$10.81298	$11.00789	727
01/01/2013 to 12/31/2013	$11.00789	$16.17098	8,204
01/01/2014 to 12/31/2014	$16.17098	$16.54245	6,526
01/01/2015 to 12/31/2015	$16.54245	$17.34588	9,140
01/01/2016 to 12/31/2016	$17.34588	$17.26105	6,959
01/01/2017 to 12/31/2017	$17.26105	$20.26246	13,163
01/01/2018 to 12/31/2018	$20.26246	$17.74283	7,142
01/01/2019 to 12/31/2019	$17.74283	$21.09944	8,742
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$12.60185	$12.51782	13,038
01/01/2013 to 12/31/2013	$12.51782	$16.20921	53,836
01/01/2014 to 12/31/2014	$16.20921	$18.13991	68,900
01/01/2015 to 12/31/2015	$18.13991	$18.65205	48,944
01/01/2016 to 12/31/2016	$18.65205	$19.41160	24,729
01/01/2017 to 12/31/2017	$19.41160	$24.10282	38,293
01/01/2018 to 12/31/2018	$24.10282	$23.44065	24,977
01/01/2019 to 12/31/2019	$23.44065	$29.94073	28,575

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$10.67099	$10.81305	9,368
01/01/2013 to 12/31/2013	$10.81305	$13.91899	23,292
01/01/2014 to 12/31/2014	$13.91899	$15.23853	123,549
01/01/2015 to 12/31/2015	$15.23853	$14.38635	33,930
01/01/2016 to 12/31/2016	$14.38635	$16.45721	32,947
01/01/2017 to 12/31/2017	$16.45721	$18.50059	25,683
01/01/2018 to 12/31/2018	$18.50059	$16.38492	27,201
01/01/2019 to 12/31/2019	$16.38492	$21.07200	26,396
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$20.02343	$20.07739	7,689
01/01/2013 to 12/31/2013	$20.07739	$25.97017	35,892
01/01/2014 to 12/31/2014	$25.97017	$27.25269	21,489
01/01/2015 to 12/31/2015	$27.25269	$27.08396	28,928
01/01/2016 to 12/31/2016	$27.08396	$30.29668	17,167
01/01/2017 to 12/31/2017	$30.29668	$35.52095	16,990
01/01/2018 to 12/31/2018	$35.52095	$30.98345	14,736
01/01/2019 to 12/31/2019	$30.98345	$38.14814	15,720
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$19.58979	$20.11028	7,598
01/01/2013 to 12/31/2013	$20.11028	$26.33828	8,944
01/01/2014 to 12/31/2014	$26.33828	$28.75973	10,395
01/01/2015 to 12/31/2015	$28.75973	$26.15693	16,045
01/01/2016 to 12/31/2016	$26.15693	$32.23156	21,756
01/01/2017 to 12/31/2017	$32.23156	$35.33056	13,644
01/01/2018 to 12/31/2018	$35.33056	$30.35804	11,910
01/01/2019 to 12/31/2019	$30.35804	$37.32984	13,131
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$21.83143	$20.65639	7,718
01/01/2013 to 12/31/2013	$20.65639	$27.48656	25,741
01/01/2014 to 12/31/2014	$27.48656	$31.87144	40,150
01/01/2015 to 12/31/2015	$31.87144	$33.93907	34,803
01/01/2016 to 12/31/2016	$33.93907	$35.40221	21,300
01/01/2017 to 12/31/2017	$35.40221	$45.74008	18,497
01/01/2018 to 12/31/2018	$45.74008	$44.47867	22,013
01/01/2019 to 12/31/2019	$44.47867	$60.25602	16,081
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$28.54923	$27.70826	5,928
01/01/2013 to 12/31/2013	$27.70826	$34.06864	19,830
01/01/2014 to 12/31/2014	$34.06864	$30.09315	17,045
01/01/2015 to 12/31/2015	$30.09315	$22.85208	22,959
01/01/2016 to 12/31/2016	$22.85208	$28.12397	27,454
01/01/2017 to 12/31/2017	$28.12397	$26.98691	26,492
01/01/2018 to 12/31/2018	$26.98691	$21.33437	20,246
01/01/2019 to 12/31/2019	$21.33437	$22.94277	21,443
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$10.71345	$11.44166	1,325
01/01/2013 to 12/31/2013	$11.44166	$14.92472	7,301
01/01/2014 to 12/31/2014	$14.92472	$17.65370	15,212
01/01/2015 to 12/31/2015	$17.65370	$18.27211	20,190
01/01/2016 to 12/31/2016	$18.27211	$17.43201	15,103
01/01/2017 to 12/31/2017	$17.43201	$19.06471	14,314
01/01/2018 to 12/31/2018	$19.06471	$17.72120	12,907
01/01/2019 to 12/31/2019	$17.72120	$20.02749	14,020

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$21.24453	$18.51153	12,350
01/01/2013 to 12/31/2013	$18.51153	$11.38383	24,153
01/01/2014 to 12/31/2014	$11.38383	$8.58893	33,164
01/01/2015 to 12/31/2015	$8.58893	$5.71537	35,837
01/01/2016 to 12/31/2016	$5.71537	$8.82559	35,175
01/01/2017 to 12/31/2017	$8.82559	$9.20801	35,346
01/01/2018 to 12/31/2018	$9.20801	$7.89562	31,912
01/01/2019 to 12/31/2019	$7.89562	$11.42228	29,625
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$19.70803	$20.66527	1,570
01/01/2013 to 12/31/2013	$20.66527	$20.49830	3,833
01/01/2014 to 12/31/2014	$20.49830	$25.39568	7,068
01/01/2015 to 12/31/2015	$25.39568	$25.24872	15,802
01/01/2016 to 12/31/2016	$25.24872	$26.45428	6,900
01/01/2017 to 12/31/2017	$26.45428	$28.32702	11,165
01/01/2018 to 12/31/2018	$28.32702	$26.47151	8,811
01/01/2019 to 12/31/2019	$26.47151	$33.25297	7,401
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$3.42630	$2.91823	11,068
01/01/2013 to 12/31/2013	$2.91823	$3.36848	58,105
01/01/2014 to 12/31/2014	$3.36848	$2.32804	62,916
01/01/2015 to 12/31/2015	$2.32804	$2.27041	68,079
01/01/2016 to 12/31/2016	$2.27041	$2.13391	107,242
01/01/2017 to 12/31/2017	$2.13391	$1.86299	57,802
01/01/2018 to 12/31/2018	$1.86299	$1.92303	46,730
01/01/2019 to 12/31/2019	$1.92303	$1.57386	44,501
ProFund VP Semiconductor
04/02/2012 to 12/31/2012	$12.75090	$10.45870	0
01/01/2013 to 12/31/2013	$10.45870	$13.83421	0
01/01/2014 to 12/31/2014	$13.83421	$18.44355	0
01/01/2015 to 12/31/2015	$18.44355	$17.75200	0
01/01/2016 to 12/31/2016	$17.75200	$22.46711	0
01/01/2017 to 12/31/2017	$22.46711	$30.18179	0
01/01/2018 to 12/31/2018	$30.18179	$26.84828	0
01/01/2019 to 12/31/2019	$26.84828	$39.85012	0
ProFund VP Short Mid-Cap
04/02/2012 to 12/31/2012	$3.87668	$3.59519	0
01/01/2013 to 12/31/2013	$3.59519	$2.57597	0
01/01/2014 to 12/31/2014	$2.57597	$2.23528	0
01/01/2015 to 12/31/2015	$2.23528	$2.17748	0
01/01/2016 to 12/31/2016	$2.17748	$1.72217	0
01/01/2017 to 12/31/2017	$1.72217	$1.45323	0
01/01/2018 to 12/31/2018	$1.45323	$1.59798	0
01/01/2019 to 12/31/2019	$1.59798	$1.24842	0
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$2.36533	$2.35629	544
01/01/2013 to 12/31/2013	$2.35629	$1.64854	2,523
01/01/2014 to 12/31/2014	$1.64854	$1.31708	21,223
01/01/2015 to 12/31/2015	$1.31708	$1.13496	43,618
01/01/2016 to 12/31/2016	$1.13496	$1.01160	79,339
01/01/2017 to 12/31/2017	$1.01160	$0.74943	37,096
01/01/2018 to 12/31/2018	$0.74943	$0.72117	51,741
01/01/2019 to 12/31/2019	$0.72117	$0.51420	10,345

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Small-Cap
04/02/2012 to 12/31/2012	$3.75882	$3.49278	0
01/01/2013 to 12/31/2013	$3.49278	$2.37967	0
01/01/2014 to 12/31/2014	$2.37967	$2.14057	0
01/01/2015 to 12/31/2015	$2.14057	$2.10384	0
01/01/2016 to 12/31/2016	$2.10384	$1.63472	0
01/01/2017 to 12/31/2017	$1.63472	$1.38996	0
01/01/2018 to 12/31/2018	$1.38996	$1.52055	0
01/01/2019 to 12/31/2019	$1.52055	$1.19359	0
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$21.18940	$21.13125	1,364
01/01/2013 to 12/31/2013	$21.13125	$29.40650	35,152
01/01/2014 to 12/31/2014	$29.40650	$29.77513	19,120
01/01/2015 to 12/31/2015	$29.77513	$29.85326	31,139
01/01/2016 to 12/31/2016	$29.85326	$35.57142	27,623
01/01/2017 to 12/31/2017	$35.57142	$39.82386	17,885
01/01/2018 to 12/31/2018	$39.82386	$37.19525	16,563
01/01/2019 to 12/31/2019	$37.19525	$43.90714	14,007
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$19.05242	$19.31173	5,089
01/01/2013 to 12/31/2013	$19.31173	$26.34809	22,629
01/01/2014 to 12/31/2014	$26.34809	$27.62906	16,405
01/01/2015 to 12/31/2015	$27.62906	$25.11391	18,477
01/01/2016 to 12/31/2016	$25.11391	$32.05015	29,302
01/01/2017 to 12/31/2017	$32.05015	$34.84687	17,400
01/01/2018 to 12/31/2018	$34.84687	$29.62274	13,383
01/01/2019 to 12/31/2019	$29.62274	$35.98008	9,486
ProFund VP Technology
04/02/2012 to 12/31/2012	$18.74298	$16.72513	0
01/01/2013 to 12/31/2013	$16.72513	$20.75015	3,122
01/01/2014 to 12/31/2014	$20.75015	$24.28848	0
01/01/2015 to 12/31/2015	$24.28848	$24.64815	278
01/01/2016 to 12/31/2016	$24.64815	$27.44195	729
01/01/2017 to 12/31/2017	$27.44195	$36.76414	975
01/01/2018 to 12/31/2018	$36.76414	$35.59526	559
01/01/2019 to 12/31/2019	$35.59526	$51.21338	743
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$12.78661	$14.26393	2,981
01/01/2013 to 12/31/2013	$14.26393	$15.84163	4,337
01/01/2014 to 12/31/2014	$15.84163	$15.78788	11,013
01/01/2015 to 12/31/2015	$15.78788	$15.88385	10,808
01/01/2016 to 12/31/2016	$15.88385	$19.15019	11,687
01/01/2017 to 12/31/2017	$19.15019	$18.57530	8,252
01/01/2018 to 12/31/2018	$18.57530	$15.62696	4,506
01/01/2019 to 12/31/2019	$15.62696	$17.77357	4,810
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$16.37262	$18.13160	6,579
01/01/2013 to 12/31/2013	$18.13160	$14.53421	17,947
01/01/2014 to 12/31/2014	$14.53421	$19.64499	18,694
01/01/2015 to 12/31/2015	$19.64499	$18.36998	17,338
01/01/2016 to 12/31/2016	$18.36998	$18.14918	18,633
01/01/2017 to 12/31/2017	$18.14918	$19.69280	16,540
01/01/2018 to 12/31/2018	$19.69280	$18.45627	13,479
01/01/2019 to 12/31/2019	$18.45627	$21.62287	14,278

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraBull
04/02/2012 to 12/31/2012	$14.11856	$14.18214	15
01/01/2013 to 12/31/2013	$14.18214	$23.61862	2,582
01/01/2014 to 12/31/2014	$23.61862	$28.84527	2,202
01/01/2015 to 12/31/2015	$28.84527	$27.76142	2,202
01/01/2016 to 12/31/2016	$27.76142	$32.62957	1,815
01/01/2017 to 12/31/2017	$32.62957	$45.60070	1,814
01/01/2018 to 12/31/2018	$45.60070	$38.18131	1,814
01/01/2019 to 12/31/2019	$38.18131	$60.60429	1,916
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$24.47315	$25.00867	4,130
01/01/2013 to 12/31/2013	$25.00867	$42.28404	5,454
01/01/2014 to 12/31/2014	$42.28404	$48.33259	8,872
01/01/2015 to 12/31/2015	$48.33259	$43.51556	9,914
01/01/2016 to 12/31/2016	$43.51556	$59.47392	14,079
01/01/2017 to 12/31/2017	$59.47392	$75.94907	14,310
01/01/2018 to 12/31/2018	$75.94907	$55.11411	11,208
01/01/2019 to 12/31/2019	$55.11411	$80.71982	11,062
ProFund VP UltraNASDAQ-100
04/02/2012 to 12/31/2012	$28.56211	$25.49858	5
01/01/2013 to 12/31/2013	$25.49858	$45.24276	1,485
01/01/2014 to 12/31/2014	$45.24276	$60.90415	1,008
01/01/2015 to 12/31/2015	$60.90415	$68.56635	1,000
01/01/2016 to 12/31/2016	$68.56635	$73.80962	797
01/01/2017 to 12/31/2017	$73.80962	$123.12968	797
01/01/2018 to 12/31/2018	$123.12968	$110.26340	797
01/01/2019 to 12/31/2019	$110.26340	$196.32297	830
ProFund VP UltraSmall-Cap
04/02/2012 to 12/31/2012	$19.11328	$19.17159	557
01/01/2013 to 12/31/2013	$19.17159	$35.46351	1,728
01/01/2014 to 12/31/2014	$35.46351	$37.03490	1,476
01/01/2015 to 12/31/2015	$37.03490	$31.93952	1,476
01/01/2016 to 12/31/2016	$31.93952	$44.18455	1,189
01/01/2017 to 12/31/2017	$44.18455	$54.82203	632
01/01/2018 to 12/31/2018	$54.82203	$39.68367	632
01/01/2019 to 12/31/2019	$39.68367	$57.93965	632
ProFund VP Utilities
04/02/2012 to 12/31/2012	$21.12770	$21.29761	3,836
01/01/2013 to 12/31/2013	$21.29761	$23.91587	5,483
01/01/2014 to 12/31/2014	$23.91587	$29.83533	10,310
01/01/2015 to 12/31/2015	$29.83533	$27.67390	13,888
01/01/2016 to 12/31/2016	$27.67390	$31.55984	13,423
01/01/2017 to 12/31/2017	$31.55984	$34.60421	14,250
01/01/2018 to 12/31/2018	$34.60421	$35.28024	10,825
01/01/2019 to 12/31/2019	$35.28024	$42.96066	9,632
PSF SP International Growth Portfolio
04/02/2012 to 12/31/2012	$12.92525	$13.35522	5,672
01/01/2013 to 12/31/2013	$13.35522	$15.73225	6,061
01/01/2014 to 12/31/2014	$15.73225	$14.69961	14,675
01/01/2015 to 12/31/2015	$14.69961	$15.05779	17,661
01/01/2016 to 12/31/2016	$15.05779	$14.38794	18,364
01/01/2017 to 12/31/2017	$14.38794	$19.36522	16,250
01/01/2018 to 12/31/2018	$19.36522	$16.73140	15,376
01/01/2019 to 12/31/2019	$16.73140	$21.95016	16,812

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.63950	$14.84948	7,982
01/01/2013 to 12/31/2013	$14.84948	$17.64992	19,084
01/01/2014 to 12/31/2014	$17.64992	$16.56397	24,861
01/01/2015 to 12/31/2015	$16.56397	$16.79170	20,445
01/01/2016 to 12/31/2016	$16.79170	$17.18253	25,377
01/01/2017 to 12/31/2017	$17.18253	$21.26103	45,015
01/01/2018 to 12/31/2018	$21.26103	$17.51662	31,757
01/01/2019 to 12/31/2019	$17.51662	$20.05007	33,122
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$23.52634	$23.34812	3,035
01/01/2013 to 12/31/2013	$23.34812	$32.44321	15,626
01/01/2014 to 12/31/2014	$32.44321	$33.46548	18,122
01/01/2015 to 12/31/2015	$33.46548	$33.70191	13,922
01/01/2016 to 12/31/2016	$33.70191	$33.65547	13,575
01/01/2017 to 12/31/2017	$33.65547	$45.01097	27,846
01/01/2018 to 12/31/2018	$45.01097	$44.83518	10,582
01/01/2019 to 12/31/2019	$44.83518	$61.04671	10,573
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.47977	$12.48381	6,724
01/01/2013 to 12/31/2013	$12.48381	$18.62578	19,878
01/01/2014 to 12/31/2014	$18.62578	$18.14921	24,092
01/01/2015 to 12/31/2015	$18.14921	$17.51198	22,893
01/01/2016 to 12/31/2016	$17.51198	$18.76110	27,803
01/01/2017 to 12/31/2017	$18.76110	$23.45246	28,487
01/01/2018 to 12/31/2018	$23.45246	$23.58287	26,971
01/01/2019 to 12/31/2019	$23.58287	$29.28600	29,499
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB or HD GRO or GRO Plus 2008 Cliff M&E (1.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
04/02/2012 to 12/31/2012	$16.14997	$17.33846	19,933
01/01/2013 to 12/31/2013	$17.33846	$18.88474	26,410
01/01/2014 to 12/31/2014	$18.88474	$19.13324	6,594
01/01/2015 to 12/31/2015	$19.13324	$18.97114	6,517
01/01/2016 to 12/31/2016	$18.97114	$20.47228	15,994
01/01/2017 to 12/31/2017	$20.47228	$21.23987	3,537
01/01/2018 to 12/31/2018	$21.23987	$20.89775	3,361
01/01/2019 to 12/31/2019	$20.89775	$23.26066	3,028
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.53322	$11.85822	240,813
01/01/2013 to 12/31/2013	$11.85822	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
01/01/2018 to 12/31/2018	$14.91881	$13.56731	371,623
01/01/2019 to 12/31/2019	$13.56731	$15.58812	440,997
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$12.28983	$12.66016	256,281
01/01/2013 to 12/31/2013	$12.66016	$14.60882	239,800
01/01/2014 to 12/31/2014	$14.60882	$15.34617	259,478
01/01/2015 to 12/31/2015	$15.34617	$15.31476	288,381
01/01/2016 to 12/31/2016	$15.31476	$16.23932	347,500
01/01/2017 to 12/31/2017	$16.23932	$18.79860	347,344
01/01/2018 to 12/31/2018	$18.79860	$17.51425	312,366
01/01/2019 to 12/31/2019	$17.51425	$21.12943	358,071
AST AllianzGI World Trends Portfolio
04/02/2012 to 12/31/2012	$10.29303	$10.35036	139,141
01/01/2013 to 12/31/2013	$10.35036	$11.52146	120,205
01/01/2014 to 12/31/2014	$11.52146	$11.99252	133,536
01/01/2015 to 12/31/2015	$11.99252	$11.85291	136,474
01/01/2016 to 12/31/2016	$11.85291	$12.29955	181,299
01/01/2017 to 12/31/2017	$12.29955	$14.15345	179,102
01/01/2018 to 12/31/2018	$14.15345	$12.90392	147,063
01/01/2019 to 12/31/2019	$12.90392	$15.08040	158,042
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99917	$11.68963	0
01/01/2014 to 12/31/2014	$11.68963	$13.09682	3,297
01/01/2015 to 12/31/2015	$13.09682	$13.18982	1,188
01/01/2016 to 12/31/2016	$13.18982	$14.45570	3,834
01/01/2017 to 12/31/2017	$14.45570	$17.47924	4,642
01/01/2018 to 12/31/2018	$17.47924	$15.89609	7,679
01/01/2019 to 12/31/2019	$15.89609	$19.29051	11,715

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.18770	$12.37020	420,485
01/01/2013 to 12/31/2013	$12.37020	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
01/01/2018 to 12/31/2018	$18.09358	$17.02790	1,178,792
01/01/2019 to 12/31/2019	$17.02790	$20.13092	1,383,121
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.87737	$10.19981	601
01/01/2013 to 12/31/2013	$10.19981	$11.19378	5,235
01/01/2014 to 12/31/2014	$11.19378	$11.62440	13,261
01/01/2015 to 12/31/2015	$11.62440	$11.16295	16,473
01/01/2016 to 12/31/2016	$11.16295	$11.82065	21,698
01/01/2017 to 12/31/2017	$11.82065	$13.17863	56,027
01/01/2018 to 12/31/2018	$13.17863	$12.35746	10,162
01/01/2019 to 12/31/2019	$12.35746	$14.38966	5,914
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$19.09723	$19.58490	267,544
01/01/2013 to 12/31/2013	$19.58490	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743
01/01/2018 to 12/31/2018	$18.90772	$18.85686	356,268
01/01/2019 to 12/31/2019	$18.85686	$19.53091	356,556
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$25.54592	$26.94996	554,965
01/01/2013 to 12/31/2013	$26.94996	$26.19038	425,830
01/01/2014 to 12/31/2014	$26.19038	$27.02556	366,814
01/01/2015 to 12/31/2015	$27.02556	$26.19140	347,903
01/01/2016 to 12/31/2016	$26.19140	$27.02618	309,655
01/01/2017 to 12/31/2017	$27.02618	$27.92365	284,260
01/01/2018 to 12/31/2018	$27.92365	$27.46048	254,972
01/01/2019 to 12/31/2019	$27.46048	$29.69385	248,228
AST Bond Portfolio 2019
04/02/2012 to 12/31/2012	$14.01861	$14.78287	12,165
01/01/2013 to 12/31/2013	$14.78287	$13.92798	22,233
01/01/2014 to 12/31/2014	$13.92798	$14.37659	20,528
01/01/2015 to 12/31/2015	$14.37659	$14.38526	58,258
01/01/2016 to 12/31/2016	$14.38526	$14.44768	182,661
01/01/2017 to 12/31/2017	$14.44768	$14.41214	135,007
01/01/2018 to 12/31/2018	$14.41214	$14.34842	901,583
01/01/2019 to 12/31/2019	$14.34842	$14.40335	0
AST Bond Portfolio 2020
04/02/2012 to 12/31/2012	$11.40732	$12.13249	768
01/01/2013 to 12/31/2013	$12.13249	$11.22861	169,824
01/01/2014 to 12/31/2014	$11.22861	$11.80106	176,463
01/01/2015 to 12/31/2015	$11.80106	$11.86134	202,920
01/01/2016 to 12/31/2016	$11.86134	$11.97262	343,163
01/01/2017 to 12/31/2017	$11.97262	$11.95822	256,930
01/01/2018 to 12/31/2018	$11.95822	$11.87291	320,529
01/01/2019 to 12/31/2019	$11.87291	$12.16578	874,879

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
04/02/2012 to 12/31/2012	$13.01682	$13.97410	0
01/01/2013 to 12/31/2013	$13.97410	$12.86584	0
01/01/2014 to 12/31/2014	$12.86584	$13.71561	5,617
01/01/2015 to 12/31/2015	$13.71561	$13.82063	15,005
01/01/2016 to 12/31/2016	$13.82063	$13.96071	94,416
01/01/2017 to 12/31/2017	$13.96071	$14.03983	31,076
01/01/2018 to 12/31/2018	$14.03983	$13.90798	107,530
01/01/2019 to 12/31/2019	$13.90798	$14.46667	36,198
AST Bond Portfolio 2022
04/02/2012 to 12/31/2012	$11.84001	$12.69832	19,197
01/01/2013 to 12/31/2013	$12.69832	$11.34626	1,129
01/01/2014 to 12/31/2014	$11.34626	$12.39765	15,823
01/01/2015 to 12/31/2015	$12.39765	$12.53097	20,638
01/01/2016 to 12/31/2016	$12.53097	$12.63249	47,236
01/01/2017 to 12/31/2017	$12.63249	$12.70276	52,859
01/01/2018 to 12/31/2018	$12.70276	$12.55662	282,681
01/01/2019 to 12/31/2019	$12.55662	$13.16336	202,989
AST Bond Portfolio 2023
04/02/2012 to 12/31/2012	$9.78464	$10.48379	10,462
01/01/2013 to 12/31/2013	$10.48379	$9.32044	119,441
01/01/2014 to 12/31/2014	$9.32044	$10.39161	49,103
01/01/2015 to 12/31/2015	$10.39161	$10.56624	9,401
01/01/2016 to 12/31/2016	$10.56624	$10.66054	206,280
01/01/2017 to 12/31/2017	$10.66054	$10.73308	163,563
01/01/2018 to 12/31/2018	$10.73308	$10.59724	624,370
01/01/2019 to 12/31/2019	$10.59724	$11.17416	933,102
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99945	$8.82085	84,645
01/01/2014 to 12/31/2014	$8.82085	$10.00685	89,238
01/01/2015 to 12/31/2015	$10.00685	$10.18824	12,269
01/01/2016 to 12/31/2016	$10.18824	$10.27881	30,750
01/01/2017 to 12/31/2017	$10.27881	$10.34756	374,497
01/01/2018 to 12/31/2018	$10.34756	$10.17765	537,230
01/01/2019 to 12/31/2019	$10.17765	$10.87752	233,833
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99945	$11.39492	50,736
01/01/2015 to 12/31/2015	$11.39492	$11.50639	164,266
01/01/2016 to 12/31/2016	$11.50639	$11.67304	0
01/01/2017 to 12/31/2017	$11.67304	$11.76800	1,928
01/01/2018 to 12/31/2018	$11.76800	$11.56406	292,213
01/01/2019 to 12/31/2019	$11.56406	$12.44644	78,070
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99945	$10.01876	51,230
01/01/2016 to 12/31/2016	$10.01876	$10.12464	1,049,011
01/01/2017 to 12/31/2017	$10.12464	$10.26633	592,123
01/01/2018 to 12/31/2018	$10.26633	$10.05732	1,791,277
01/01/2019 to 12/31/2019	$10.05732	$10.95532	850,056
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99890	$9.95964	877,396
01/01/2017 to 12/31/2017	$9.95964	$10.12497	1,156,405
01/01/2018 to 12/31/2018	$10.12497	$9.89699	1,964,185
01/01/2019 to 12/31/2019	$9.89699	$10.84511	1,188,926

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99890	$10.11809	8,947
01/01/2018 to 12/31/2018	$10.11809	$9.81046	661,426
01/01/2019 to 12/31/2019	$9.81046	$10.83793	254,167
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99890	$9.74107	1,191
01/01/2019 to 12/31/2019	$9.74107	$10.82960	686,494
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99945	$11.32565	279,012
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.86185	$11.94067	351,268
01/01/2013 to 12/31/2013	$11.94067	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771
01/01/2018 to 12/31/2018	$18.87402	$17.52258	932,850
01/01/2019 to 12/31/2019	$17.52258	$21.20681	1,359,282
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99917	$11.72888	0
01/01/2014 to 12/31/2014	$11.72888	$13.19191	4,206
01/01/2015 to 12/31/2015	$13.19191	$12.59356	8,092
01/01/2016 to 12/31/2016	$12.59356	$14.32469	9,174
01/01/2017 to 12/31/2017	$14.32469	$16.79155	14,303
01/01/2018 to 12/31/2018	$16.79155	$15.83069	13,703
01/01/2019 to 12/31/2019	$15.83069	$20.53573	19,270
AST Cohen & Steers Global Realty Portfolio
04/02/2012 to 12/31/2012	$10.33619	$11.51795	14,435
01/01/2013 to 12/31/2013	$11.51795	$11.89855	14,755
01/01/2014 to 12/31/2014	$11.89855	$13.41964	25,783
01/01/2015 to 12/31/2015	$13.41964	$13.27368	17,624
01/01/2016 to 12/31/2016	$13.27368	$13.25863	20,239
01/01/2017 to 12/31/2017	$13.25863	$14.55529	14,449
01/01/2018 to 12/31/2018	$14.55529	$13.73036	15,071
01/01/2019 to 12/31/2019	$13.73036	$17.00844	28,186
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$30.74415	$31.80172	92,654
01/01/2013 to 12/31/2013	$31.80172	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
01/01/2018 to 12/31/2018	$47.67631	$44.95306	51,481
01/01/2019 to 12/31/2019	$44.95306	$58.39609	46,577
AST Fidelity Institutional AM® Quantitative Portfolio
04/02/2012 to 12/31/2012	$10.71805	$10.99111	144,585
01/01/2013 to 12/31/2013	$10.99111	$12.48739	139,523
01/01/2014 to 12/31/2014	$12.48739	$12.75219	179,552
01/01/2015 to 12/31/2015	$12.75219	$12.74977	188,133
01/01/2016 to 12/31/2016	$12.74977	$13.15935	267,279
01/01/2017 to 12/31/2017	$13.15935	$15.17402	213,363
01/01/2018 to 12/31/2018	$15.17402	$13.85808	169,364
01/01/2019 to 12/31/2019	$13.85808	$16.46344	199,003

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$11.00055	$11.06880	53,335
01/01/2013 to 12/31/2013	$11.06880	$12.03431	54,982
01/01/2014 to 12/31/2014	$12.03431	$12.39539	91,758
01/01/2015 to 12/31/2015	$12.39539	$12.15986	81,240
01/01/2016 to 12/31/2016	$12.15986	$12.67116	83,630
01/01/2017 to 12/31/2017	$12.67116	$14.08563	102,094
01/01/2018 to 12/31/2018	$14.08563	$12.95987	94,336
01/01/2019 to 12/31/2019	$12.95987	$14.88584	109,445
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$34.08693	$34.66418	62,151
01/01/2013 to 12/31/2013	$34.66418	$47.63708	51,383
01/01/2014 to 12/31/2014	$47.63708	$50.55541	48,790
01/01/2015 to 12/31/2015	$50.55541	$47.30014	52,668
01/01/2016 to 12/31/2016	$47.30014	$58.21270	52,315
01/01/2017 to 12/31/2017	$58.21270	$64.65626	51,006
01/01/2018 to 12/31/2018	$64.65626	$55.00434	43,775
01/01/2019 to 12/31/2019	$55.00434	$66.78080	41,011
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$13.93292	$13.82981	713,101
01/01/2013 to 12/31/2013	$13.82981	$13.69132	710,651
01/01/2014 to 12/31/2014	$13.69132	$13.55442	1,050,285
01/01/2015 to 12/31/2015	$13.55442	$13.41913	966,611
01/01/2016 to 12/31/2016	$13.41913	$13.28474	903,599
01/01/2017 to 12/31/2017	$13.28474	$13.19697	1,033,000
01/01/2018 to 12/31/2018	$13.19697	$13.23413	985,309
01/01/2019 to 12/31/2019	$13.23413	$13.32331	736,892
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$21.73926	$23.40259	149,195
01/01/2013 to 12/31/2013	$23.40259	$24.83224	127,818
01/01/2014 to 12/31/2014	$24.83224	$25.21272	119,011
01/01/2015 to 12/31/2015	$25.21272	$24.07132	117,177
01/01/2016 to 12/31/2016	$24.07132	$27.49997	134,011
01/01/2017 to 12/31/2017	$27.49997	$29.25979	118,798
01/01/2018 to 12/31/2018	$29.25979	$28.39032	116,416
01/01/2019 to 12/31/2019	$28.39032	$32.40652	129,389
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.65845	$21.40211	129,302
01/01/2013 to 12/31/2013	$21.40211	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438
01/01/2018 to 12/31/2018	$42.64461	$36.24151	106,010
01/01/2019 to 12/31/2019	$36.24151	$46.47188	107,070
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$19.84073	$20.28826	244,689
01/01/2013 to 12/31/2013	$20.28826	$23.91297	227,893
01/01/2014 to 12/31/2014	$23.91297	$22.36595	244,156
01/01/2015 to 12/31/2015	$22.36595	$22.83946	237,935
01/01/2016 to 12/31/2016	$22.83946	$21.75723	216,608
01/01/2017 to 12/31/2017	$21.75723	$29.17083	181,369
01/01/2018 to 12/31/2018	$29.17083	$25.02802	183,877
01/01/2019 to 12/31/2019	$25.02802	$32.73432	158,151

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
04/02/2012 to 12/31/2012	$18.29055	$18.84378	69,926
01/01/2013 to 12/31/2013	$18.84378	$22.28699	59,140
01/01/2014 to 12/31/2014	$22.28699	$20.58500	60,486
01/01/2015 to 12/31/2015	$20.58500	$20.54578	55,206
01/01/2016 to 12/31/2016	$20.54578	$20.45874	51,372
01/01/2017 to 12/31/2017	$20.45874	$24.87523	49,631
01/01/2018 to 12/31/2018	$24.87523	$20.65169	46,276
01/01/2019 to 12/31/2019	$20.65169	$24.53885	47,216
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$10.81308	$10.94170	23,928
01/01/2013 to 12/31/2013	$10.94170	$12.59599	42,546
01/01/2014 to 12/31/2014	$12.59599	$13.26378	51,500
01/01/2015 to 12/31/2015	$13.26378	$12.99366	80,123
01/01/2016 to 12/31/2016	$12.99366	$13.53508	78,683
01/01/2017 to 12/31/2017	$13.53508	$15.67210	97,714
01/01/2018 to 12/31/2018	$15.67210	$14.37083	96,289
01/01/2019 to 12/31/2019	$14.37083	$16.99150	114,599
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$22.25916	$23.45510	106,686
01/01/2013 to 12/31/2013	$23.45510	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
01/01/2018 to 12/31/2018	$30.94853	$25.28549	130,028
01/01/2019 to 12/31/2019	$25.28549	$31.84726	120,904
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$23.16368	$23.81283	101,774
01/01/2013 to 12/31/2013	$23.81283	$26.17549	113,447
01/01/2014 to 12/31/2014	$26.17549	$27.32580	111,693
01/01/2015 to 12/31/2015	$27.32580	$27.00336	113,673
01/01/2016 to 12/31/2016	$27.00336	$27.75991	118,334
01/01/2017 to 12/31/2017	$27.75991	$30.81994	120,417
01/01/2018 to 12/31/2018	$30.81994	$28.94613	110,885
01/01/2019 to 12/31/2019	$28.94613	$32.84319	127,531
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.54258	$12.89896	14,252
01/01/2013 to 12/31/2013	$12.89896	$17.43025	17,064
01/01/2014 to 12/31/2014	$17.43025	$18.89599	20,130
01/01/2015 to 12/31/2015	$18.89599	$20.69639	23,494
01/01/2016 to 12/31/2016	$20.69639	$20.18966	17,606
01/01/2017 to 12/31/2017	$20.18966	$27.14984	20,872
01/01/2018 to 12/31/2018	$27.14984	$26.44401	26,922
01/01/2019 to 12/31/2019	$26.44401	$34.71478	24,452
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$21.62862	$20.64367	298,859
01/01/2013 to 12/31/2013	$20.64367	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997
01/01/2018 to 12/31/2018	$45.83946	$44.15911	304,719
01/01/2019 to 12/31/2019	$44.15911	$57.54562	290,184

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$17.09182	$18.10048	130,547
01/01/2013 to 12/31/2013	$18.10048	$22.87131	118,400
01/01/2014 to 12/31/2014	$22.87131	$23.46465	130,400
01/01/2015 to 12/31/2015	$23.46465	$22.88968	137,627
01/01/2016 to 12/31/2016	$22.88968	$24.27273	113,301
01/01/2017 to 12/31/2017	$24.27273	$29.75940	143,045
01/01/2018 to 12/31/2018	$29.75940	$26.64602	134,652
01/01/2019 to 12/31/2019	$26.64602	$34.28218	129,332
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.36988	163,468
01/01/2013 to 12/31/2013	$10.36988	$12.20785	196,043
01/01/2014 to 12/31/2014	$12.20785	$12.70680	234,433
01/01/2015 to 12/31/2015	$12.70680	$12.42361	185,975
01/01/2016 to 12/31/2016	$12.42361	$12.83122	170,794
01/01/2017 to 12/31/2017	$12.83122	$14.79827	195,106
01/01/2018 to 12/31/2018	$14.79827	$13.43728	165,396
01/01/2019 to 12/31/2019	$13.43728	$16.33113	184,101
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$9.88423	$9.87231	195,704
01/01/2013 to 12/31/2013	$9.87231	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208
01/01/2018 to 12/31/2018	$19.92992	$20.15385	220,898
01/01/2019 to 12/31/2019	$20.15385	$27.49017	235,797
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99918	$10.22176	0
01/01/2013 to 12/31/2013	$10.22176	$13.61120	0
01/01/2014 to 12/31/2014	$13.61120	$14.85196	640
01/01/2015 to 12/31/2015	$14.85196	$14.59714	1,244
01/01/2016 to 12/31/2016	$14.59714	$16.39451	8,357
01/01/2017 to 12/31/2017	$16.39451	$19.04533	9,707
01/01/2018 to 12/31/2018	$19.04533	$16.94021	10,570
01/01/2019 to 12/31/2019	$16.94021	$21.69253	21,772
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$6.62346	$6.67744	295,653
01/01/2013 to 12/31/2013	$6.67744	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462
01/01/2018 to 12/31/2018	$11.40704	$10.80137	621,352
01/01/2019 to 12/31/2019	$10.80137	$13.91803	660,545
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$38.16589	$39.06036	118,486
01/01/2013 to 12/31/2013	$39.06036	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168
01/01/2018 to 12/31/2018	$76.51155	$63.28798	97,799
01/01/2019 to 12/31/2019	$63.28798	$75.82226	92,932

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$10.08084	$10.28050	54,656
01/01/2013 to 12/31/2013	$10.28050	$10.20041	49,534
01/01/2014 to 12/31/2014	$10.20041	$9.62551	56,193
01/01/2015 to 12/31/2015	$9.62551	$7.93525	49,051
01/01/2016 to 12/31/2016	$7.93525	$8.82714	69,585
01/01/2017 to 12/31/2017	$8.82714	$11.04415	86,805
01/01/2018 to 12/31/2018	$11.04415	$9.39743	93,478
01/01/2019 to 12/31/2019	$9.39743	$10.54532	81,268
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.73851	$13.08726	274,996
01/01/2013 to 12/31/2013	$13.08726	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
01/01/2018 to 12/31/2018	$16.73327	$16.09460	620,067
01/01/2019 to 12/31/2019	$16.09460	$18.28231	656,877
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.20482	$10.69090	0
01/01/2013 to 12/31/2013	$10.69090	$10.33921	0
01/01/2014 to 12/31/2014	$10.33921	$10.85620	296
01/01/2015 to 12/31/2015	$10.85620	$10.71878	22,626
01/01/2016 to 12/31/2016	$10.71878	$11.05840	26,811
01/01/2017 to 12/31/2017	$11.05840	$11.56891	30,241
01/01/2018 to 12/31/2018	$11.56891	$11.35948	9,195
01/01/2019 to 12/31/2019	$11.35948	$12.34295	18,904
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$10.27234	$10.40479	69,098
01/01/2013 to 12/31/2013	$10.40479	$12.05451	57,048
01/01/2014 to 12/31/2014	$12.05451	$13.03159	91,309
01/01/2015 to 12/31/2015	$13.03159	$12.82229	236,779
01/01/2016 to 12/31/2016	$12.82229	$13.97569	294,371
01/01/2017 to 12/31/2017	$13.97569	$16.06333	629,980
01/01/2018 to 12/31/2018	$16.06333	$14.69404	560,227
01/01/2019 to 12/31/2019	$14.69404	$17.33702	700,212
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99917	$11.72938	0
01/01/2014 to 12/31/2014	$11.72938	$13.38204	0
01/01/2015 to 12/31/2015	$13.38204	$13.45275	0
01/01/2016 to 12/31/2016	$13.45275	$14.76417	0
01/01/2017 to 12/31/2017	$14.76417	$17.74662	1,679
01/01/2018 to 12/31/2018	$17.74662	$16.31192	1,128
01/01/2019 to 12/31/2019	$16.31192	$20.21649	1,893
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$15.03254	$15.27887	121,362
01/01/2013 to 12/31/2013	$15.27887	$20.03106	108,667
01/01/2014 to 12/31/2014	$20.03106	$23.24438	131,331
01/01/2015 to 12/31/2015	$23.24438	$23.72061	133,482
01/01/2016 to 12/31/2016	$23.72061	$26.97020	132,429
01/01/2017 to 12/31/2017	$26.97020	$32.64232	120,335
01/01/2018 to 12/31/2018	$32.64232	$29.65905	141,131
01/01/2019 to 12/31/2019	$29.65905	$36.54615	137,851

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.88740	$10.01453	5,703
01/01/2013 to 12/31/2013	$10.01453	$12.13505	7,780
01/01/2014 to 12/31/2014	$12.13505	$12.79471	37,229
01/01/2015 to 12/31/2015	$12.79471	$12.68580	42,256
01/01/2016 to 12/31/2016	$12.68580	$13.35312	60,495
01/01/2017 to 12/31/2017	$13.35312	$15.62461	53,957
01/01/2018 to 12/31/2018	$15.62461	$14.45795	46,702
01/01/2019 to 12/31/2019	$14.45795	$17.34851	43,701
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$13.98849	$13.30374	130,099
01/01/2013 to 12/31/2013	$13.30374	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
01/01/2018 to 12/31/2018	$26.05411	$22.99549	128,121
01/01/2019 to 12/31/2019	$22.99549	$31.07100	128,089
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$23.61672	$22.71838	122,406
01/01/2013 to 12/31/2013	$22.71838	$30.40214	97,212
01/01/2014 to 12/31/2014	$30.40214	$31.24773	88,416
01/01/2015 to 12/31/2015	$31.24773	$31.17842	88,541
01/01/2016 to 12/31/2016	$31.17842	$34.59479	87,562
01/01/2017 to 12/31/2017	$34.59479	$42.44065	89,783
01/01/2018 to 12/31/2018	$42.44065	$38.48332	85,686
01/01/2019 to 12/31/2019	$38.48332	$49.57388	90,573
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$27.24482	$27.82968	104,650
01/01/2013 to 12/31/2013	$27.82968	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
01/01/2018 to 12/31/2018	$50.80672	$41.70798	100,361
01/01/2019 to 12/31/2019	$41.70798	$50.36634	90,240
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$28.18883	$28.96141	159,208
01/01/2013 to 12/31/2013	$28.96141	$33.49821	197,834
01/01/2014 to 12/31/2014	$33.49821	$35.11320	243,904
01/01/2015 to 12/31/2015	$35.11320	$34.77685	273,978
01/01/2016 to 12/31/2016	$34.77685	$37.02698	341,435
01/01/2017 to 12/31/2017	$37.02698	$42.30547	347,846
01/01/2018 to 12/31/2018	$42.30547	$39.64949	370,237
01/01/2019 to 12/31/2019	$39.64949	$47.43491	445,916
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$20.27982	$19.63441	117,823
01/01/2013 to 12/31/2013	$19.63441	$27.99595	106,243
01/01/2014 to 12/31/2014	$27.99595	$30.02902	124,055
01/01/2015 to 12/31/2015	$30.02902	$32.57786	159,880
01/01/2016 to 12/31/2016	$32.57786	$33.12298	155,469
01/01/2017 to 12/31/2017	$33.12298	$45.21615	151,581
01/01/2018 to 12/31/2018	$45.21615	$46.49250	133,396
01/01/2019 to 12/31/2019	$46.49250	$59.02127	143,814

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$13.21477	$13.21280	70,906
01/01/2013 to 12/31/2013	$13.21280	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551
01/01/2018 to 12/31/2018	$19.96351	$17.84384	88,314
01/01/2019 to 12/31/2019	$17.84384	$22.25316	585,828
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$52.95512	$50.91767	40,026
01/01/2013 to 12/31/2013	$50.91767	$58.16181	34,744
01/01/2014 to 12/31/2014	$58.16181	$52.76641	34,309
01/01/2015 to 12/31/2015	$52.76641	$42.18148	39,346
01/01/2016 to 12/31/2016	$42.18148	$52.03982	36,992
01/01/2017 to 12/31/2017	$52.03982	$56.83055	36,860
01/01/2018 to 12/31/2018	$56.83055	$46.89028	33,537
01/01/2019 to 12/31/2019	$46.89028	$54.25085	33,379
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$19.09175	$19.65672	130,910
01/01/2013 to 12/31/2013	$19.65672	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155
01/01/2018 to 12/31/2018	$18.37684	$18.55587	118,555
01/01/2019 to 12/31/2019	$18.55587	$18.66503	136,761
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.74814	$16.30177	57,927
01/01/2013 to 12/31/2013	$16.30177	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
01/01/2018 to 12/31/2018	$29.78331	$24.61150	31,156
01/01/2019 to 12/31/2019	$24.61150	$29.03026	32,563
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$10.80134	$10.75268	53,655
01/01/2013 to 12/31/2013	$10.75268	$12.82771	94,298
01/01/2014 to 12/31/2014	$12.82771	$13.39852	148,953
01/01/2015 to 12/31/2015	$13.39852	$13.18066	134,144
01/01/2016 to 12/31/2016	$13.18066	$13.90040	167,653
01/01/2017 to 12/31/2017	$13.90040	$15.63242	174,058
01/01/2018 to 12/31/2018	$15.63242	$14.70192	147,928
01/01/2019 to 12/31/2019	$14.70192	$17.54654	191,206
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.82147	$12.38854	38,757
01/01/2013 to 12/31/2013	$12.38854	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254
01/01/2018 to 12/31/2018	$14.07930	$13.62211	393,461
01/01/2019 to 12/31/2019	$13.62211	$15.14479	450,459

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.16712	$10.76898	13,248
01/01/2013 to 12/31/2013	$10.76898	$13.97020	16,703
01/01/2014 to 12/31/2014	$13.97020	$15.60462	28,655
01/01/2015 to 12/31/2015	$15.60462	$15.76781	27,145
01/01/2016 to 12/31/2016	$15.76781	$17.92294	30,582
01/01/2017 to 12/31/2017	$17.92294	$19.26570	44,957
01/01/2018 to 12/31/2018	$19.26570	$17.62747	43,791
01/01/2019 to 12/31/2019	$17.62747	$21.83003	19,198
Invesco V.I. Health Care Fund - Series I
04/02/2012 to 12/31/2012	$17.09547	$18.11511	35,501
01/01/2013 to 12/31/2013	$18.11511	$25.20479	27,781
01/01/2014 to 12/31/2014	$25.20479	$29.86080	52,855
01/01/2015 to 12/31/2015	$29.86080	$30.49727	52,553
01/01/2016 to 12/31/2016	$30.49727	$26.73264	48,961
01/01/2017 to 12/31/2017	$26.73264	$30.65478	43,196
01/01/2018 to 12/31/2018	$30.65478	$30.62119	40,619
01/01/2019 to 12/31/2019	$30.62119	$40.16870	36,055
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05010	$9.80982	18,004
01/01/2013 to 12/31/2013	$9.80982	$13.30656	13,731
01/01/2014 to 12/31/2014	$13.30656	$14.23222	12,329
01/01/2015 to 12/31/2015	$14.23222	$14.25989	11,841
01/01/2016 to 12/31/2016	$14.25989	$14.22436	12,003
01/01/2017 to 12/31/2017	$14.22436	$17.24996	12,450
01/01/2018 to 12/31/2018	$17.24996	$16.12303	12,009
01/01/2019 to 12/31/2019	$16.12303	$21.44307	13,208
Invesco V.I. Technology Fund - Series I
04/02/2012 to 12/31/2012	$7.39362	$6.62024	66,384
01/01/2013 to 12/31/2013	$6.62024	$8.20206	49,072
01/01/2014 to 12/31/2014	$8.20206	$9.01749	44,162
01/01/2015 to 12/31/2015	$9.01749	$9.53571	40,762
01/01/2016 to 12/31/2016	$9.53571	$9.36928	38,485
01/01/2017 to 12/31/2017	$9.36928	$12.53479	37,082
01/01/2018 to 12/31/2018	$12.53479	$12.35250	36,343
01/01/2019 to 12/31/2019	$12.35250	$16.61680	35,168
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12664	$9.75540	95,337
01/01/2017 to 12/31/2017	$9.75540	$13.62704	91,136
01/01/2018 to 12/31/2018	$13.62704	$11.10110	98,087
01/01/2019 to 12/31/2019	$11.10110	$13.47189	92,062
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$20.72893	$20.68013	13,414
01/01/2013 to 12/31/2013	$20.68013	$23.53868	3,704
01/01/2014 to 12/31/2014	$23.53868	$22.93783	3,704
01/01/2015 to 12/31/2015	$22.93783	$20.57856	1,721
01/01/2016 to 12/31/2016	$20.57856	$20.50373	4,621
01/01/2017 to 12/31/2017	$20.50373	$26.97292	4,549
01/01/2018 to 12/31/2018	$26.97292	$21.73634	2,293
01/01/2019 to 12/31/2019	$21.73634	$27.17968	3,056

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
04/02/2012 to 12/31/2012	$5.01316	$5.07379	9,109
01/01/2013 to 12/31/2013	$5.07379	$6.70364	10,281
01/01/2014 to 12/31/2014	$6.70364	$7.32528	7,067
01/01/2015 to 12/31/2015	$7.32528	$7.22054	11,001
01/01/2016 to 12/31/2016	$7.22054	$8.80908	10,911
01/01/2017 to 12/31/2017	$8.80908	$10.28400	11,482
01/01/2018 to 12/31/2018	$10.28400	$8.35851	15,776
01/01/2019 to 12/31/2019	$8.35851	$11.28917	8,655
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$16.54988	$16.03347	4,321
01/01/2013 to 12/31/2013	$16.03347	$18.79906	2,069
01/01/2014 to 12/31/2014	$18.79906	$18.92500	3,752
01/01/2015 to 12/31/2015	$18.92500	$16.12724	4,154
01/01/2016 to 12/31/2016	$16.12724	$18.91866	3,568
01/01/2017 to 12/31/2017	$18.91866	$23.02985	5,065
01/01/2018 to 12/31/2018	$23.02985	$18.77246	3,320
01/01/2019 to 12/31/2019	$18.77246	$21.87773	3,593
ProFund VP Bear
04/02/2012 to 12/31/2012	$5.18648	$4.90375	28,486
01/01/2013 to 12/31/2013	$4.90375	$3.56582	21,528
01/01/2014 to 12/31/2014	$3.56582	$3.02718	38,795
01/01/2015 to 12/31/2015	$3.02718	$2.84932	83,206
01/01/2016 to 12/31/2016	$2.84932	$2.45268	75,708
01/01/2017 to 12/31/2017	$2.45268	$1.99193	24,390
01/01/2018 to 12/31/2018	$1.99193	$2.05178	17,501
01/01/2019 to 12/31/2019	$2.05178	$1.56518	14,656
ProFund VP Biotechnology
04/02/2012 to 12/31/2012	$11.40478	$13.56228	15,507
01/01/2013 to 12/31/2013	$13.56228	$22.61310	16,770
01/01/2014 to 12/31/2014	$22.61310	$29.04185	23,196
01/01/2015 to 12/31/2015	$29.04185	$29.70045	21,972
01/01/2016 to 12/31/2016	$29.70045	$24.85293	13,221
01/01/2017 to 12/31/2017	$24.85293	$30.15157	13,758
01/01/2018 to 12/31/2018	$30.15157	$27.83424	12,483
01/01/2019 to 12/31/2019	$27.83424	$32.09076	11,999
ProFund VP Bull
04/02/2012 to 12/31/2012	$11.87303	$11.88501	49,785
01/01/2013 to 12/31/2013	$11.88501	$15.26736	82,720
01/01/2014 to 12/31/2014	$15.26736	$16.84812	68,732
01/01/2015 to 12/31/2015	$16.84812	$16.60320	29,899
01/01/2016 to 12/31/2016	$16.60320	$18.02556	20,043
01/01/2017 to 12/31/2017	$18.02556	$21.29752	16,318
01/01/2018 to 12/31/2018	$21.29752	$19.78742	14,732
01/01/2019 to 12/31/2019	$19.78742	$25.24724	13,151
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$14.47954	$14.56421	4,743
01/01/2013 to 12/31/2013	$14.56421	$18.52095	4,725
01/01/2014 to 12/31/2014	$18.52095	$20.21102	4,965
01/01/2015 to 12/31/2015	$20.21102	$20.84187	5,756
01/01/2016 to 12/31/2016	$20.84187	$21.36508	9,117
01/01/2017 to 12/31/2017	$21.36508	$24.33628	15,993
01/01/2018 to 12/31/2018	$24.33628	$20.52552	15,767
01/01/2019 to 12/31/2019	$20.52552	$25.71772	6,471

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$11.60603	$12.34675	1,164
01/01/2013 to 12/31/2013	$12.34675	$17.09670	3,044
01/01/2014 to 12/31/2014	$17.09670	$19.03478	1,368
01/01/2015 to 12/31/2015	$19.03478	$19.72817	4,066
01/01/2016 to 12/31/2016	$19.72817	$20.34877	4,847
01/01/2017 to 12/31/2017	$20.34877	$23.84609	14,498
01/01/2018 to 12/31/2018	$23.84609	$23.75163	12,556
01/01/2019 to 12/31/2019	$23.75163	$29.30775	10,618
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$9.25503	$9.84431	9,400
01/01/2013 to 12/31/2013	$9.84431	$11.85445	8,516
01/01/2014 to 12/31/2014	$11.85445	$10.72105	7,545
01/01/2015 to 12/31/2015	$10.72105	$9.45926	7,950
01/01/2016 to 12/31/2016	$9.45926	$10.09624	27,849
01/01/2017 to 12/31/2017	$10.09624	$11.96581	25,887
01/01/2018 to 12/31/2018	$11.96581	$10.17183	6,726
01/01/2019 to 12/31/2019	$10.17183	$11.86140	17,782
ProFund VP Financials
04/02/2012 to 12/31/2012	$6.52203	$6.71671	2,502
01/01/2013 to 12/31/2013	$6.71671	$8.78250	2,593
01/01/2014 to 12/31/2014	$8.78250	$9.81783	5,560
01/01/2015 to 12/31/2015	$9.81783	$9.57437	8,353
01/01/2016 to 12/31/2016	$9.57437	$10.93097	14,796
01/01/2017 to 12/31/2017	$10.93097	$12.79029	8,637
01/01/2018 to 12/31/2018	$12.79029	$11.34120	14,747
01/01/2019 to 12/31/2019	$11.34120	$14.62660	5,341
ProFund VP Health Care
04/02/2012 to 12/31/2012	$10.54109	$11.17767	6,190
01/01/2013 to 12/31/2013	$11.17767	$15.46544	9,619
01/01/2014 to 12/31/2014	$15.46544	$18.93930	20,003
01/01/2015 to 12/31/2015	$18.93930	$19.69174	23,816
01/01/2016 to 12/31/2016	$19.69174	$18.70512	23,172
01/01/2017 to 12/31/2017	$18.70512	$22.39223	22,560
01/01/2018 to 12/31/2018	$22.39223	$23.15044	26,168
01/01/2019 to 12/31/2019	$23.15044	$27.35872	19,732
ProFund VP Industrials
04/02/2012 to 12/31/2012	$13.67448	$13.90494	2,262
01/01/2013 to 12/31/2013	$13.90494	$19.02294	3,039
01/01/2014 to 12/31/2014	$19.02294	$19.88319	674
01/01/2015 to 12/31/2015	$19.88319	$19.01102	1,055
01/01/2016 to 12/31/2016	$19.01102	$22.12382	3,646
01/01/2017 to 12/31/2017	$22.12382	$26.80900	4,788
01/01/2018 to 12/31/2018	$26.80900	$23.15171	2,584
01/01/2019 to 12/31/2019	$23.15171	$29.90940	1,385
ProFund VP Internet
04/02/2012 to 12/31/2012	$28.78581	$29.73008	1,697
01/01/2013 to 12/31/2013	$29.73008	$44.65270	1,178
01/01/2014 to 12/31/2014	$44.65270	$44.70217	1,377
01/01/2015 to 12/31/2015	$44.70217	$53.26257	1,517
01/01/2016 to 12/31/2016	$53.26257	$55.64694	1,500
01/01/2017 to 12/31/2017	$55.64694	$74.95326	2,328
01/01/2018 to 12/31/2018	$74.95326	$77.86066	1,816
01/01/2019 to 12/31/2019	$77.86066	$90.97567	1,541

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
04/02/2012 to 12/31/2012	$7.61614	$7.74760	1,274
01/01/2013 to 12/31/2013	$7.74760	$11.36997	2,296
01/01/2014 to 12/31/2014	$11.36997	$11.61947	2,209
01/01/2015 to 12/31/2015	$11.61947	$12.17149	2,658
01/01/2016 to 12/31/2016	$12.17149	$12.09976	6,566
01/01/2017 to 12/31/2017	$12.09976	$14.18944	6,061
01/01/2018 to 12/31/2018	$14.18944	$12.41244	508
01/01/2019 to 12/31/2019	$12.41244	$14.74569	3,305
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$12.50860	$12.41580	4,595
01/01/2013 to 12/31/2013	$12.41580	$16.06088	21,839
01/01/2014 to 12/31/2014	$16.06088	$17.95575	20,441
01/01/2015 to 12/31/2015	$17.95575	$18.44396	23,898
01/01/2016 to 12/31/2016	$18.44396	$19.17571	15,037
01/01/2017 to 12/31/2017	$19.17571	$23.78587	18,246
01/01/2018 to 12/31/2018	$23.78587	$23.10876	5,552
01/01/2019 to 12/31/2019	$23.10876	$29.48697	11,828
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$10.59188	$10.72482	10,064
01/01/2013 to 12/31/2013	$10.72482	$13.79146	4,495
01/01/2014 to 12/31/2014	$13.79146	$15.08380	10,326
01/01/2015 to 12/31/2015	$15.08380	$14.22585	6,715
01/01/2016 to 12/31/2016	$14.22585	$16.25719	17,529
01/01/2017 to 12/31/2017	$16.25719	$18.25734	26,111
01/01/2018 to 12/31/2018	$18.25734	$16.15309	20,816
01/01/2019 to 12/31/2019	$16.15309	$20.75292	17,005
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$15.60928	$15.63964	8,182
01/01/2013 to 12/31/2013	$15.63964	$20.20965	13,786
01/01/2014 to 12/31/2014	$20.20965	$21.18637	12,656
01/01/2015 to 12/31/2015	$21.18637	$21.03397	23,038
01/01/2016 to 12/31/2016	$21.03397	$23.50540	18,823
01/01/2017 to 12/31/2017	$23.50540	$27.53093	24,265
01/01/2018 to 12/31/2018	$27.53093	$23.98963	12,177
01/01/2019 to 12/31/2019	$23.98963	$29.50736	14,860
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$14.82703	$15.20956	5,941
01/01/2013 to 12/31/2013	$15.20956	$19.89987	8,061
01/01/2014 to 12/31/2014	$19.89987	$21.70752	1,776
01/01/2015 to 12/31/2015	$21.70752	$19.72299	1,637
01/01/2016 to 12/31/2016	$19.72299	$24.27898	4,135
01/01/2017 to 12/31/2017	$24.27898	$26.58668	3,426
01/01/2018 to 12/31/2018	$26.58668	$22.82161	4,835
01/01/2019 to 12/31/2019	$22.82161	$28.03442	11,484
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$8.11745	$7.67475	26,307
01/01/2013 to 12/31/2013	$7.67475	$10.20220	49,815
01/01/2014 to 12/31/2014	$10.20220	$11.81773	61,468
01/01/2015 to 12/31/2015	$11.81773	$12.57163	59,548
01/01/2016 to 12/31/2016	$12.57163	$13.10046	55,796
01/01/2017 to 12/31/2017	$13.10046	$16.90893	50,940
01/01/2018 to 12/31/2018	$16.90893	$16.42596	54,622
01/01/2019 to 12/31/2019	$16.42596	$22.23009	40,963

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$21.14943	$20.51101	17,173
01/01/2013 to 12/31/2013	$20.51101	$25.19383	16,506
01/01/2014 to 12/31/2014	$25.19383	$22.23146	16,193
01/01/2015 to 12/31/2015	$22.23146	$16.86502	18,326
01/01/2016 to 12/31/2016	$16.86502	$20.73490	23,756
01/01/2017 to 12/31/2017	$20.73490	$19.87653	28,482
01/01/2018 to 12/31/2018	$19.87653	$15.69741	27,407
01/01/2019 to 12/31/2019	$15.69741	$16.86385	24,863
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$9.46715	$10.10301	2,396
01/01/2013 to 12/31/2013	$10.10301	$13.16533	4,472
01/01/2014 to 12/31/2014	$13.16533	$15.55700	3,222
01/01/2015 to 12/31/2015	$15.55700	$16.08585	3,274
01/01/2016 to 12/31/2016	$16.08585	$15.33086	2,715
01/01/2017 to 12/31/2017	$15.33086	$16.75005	4,745
01/01/2018 to 12/31/2018	$16.75005	$15.55384	10,269
01/01/2019 to 12/31/2019	$15.55384	$17.56024	5,628
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$18.13070	$15.78635	55,549
01/01/2013 to 12/31/2013	$15.78635	$9.69805	46,093
01/01/2014 to 12/31/2014	$9.69805	$7.30964	51,943
01/01/2015 to 12/31/2015	$7.30964	$4.85910	29,991
01/01/2016 to 12/31/2016	$4.85910	$7.49575	30,298
01/01/2017 to 12/31/2017	$7.49575	$7.81272	24,971
01/01/2018 to 12/31/2018	$7.81272	$6.69247	31,094
01/01/2019 to 12/31/2019	$6.69247	$9.67190	16,232
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$20.44547	$21.42238	1,736
01/01/2013 to 12/31/2013	$21.42238	$21.22770	1,163
01/01/2014 to 12/31/2014	$21.22770	$26.27289	4,950
01/01/2015 to 12/31/2015	$26.27289	$26.09452	1,741
01/01/2016 to 12/31/2016	$26.09452	$27.31302	1,186
01/01/2017 to 12/31/2017	$27.31302	$29.21720	2,040
01/01/2018 to 12/31/2018	$29.21720	$27.27574	782
01/01/2019 to 12/31/2019	$27.27574	$34.22853	7,965
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$2.81590	$2.39656	55,376
01/01/2013 to 12/31/2013	$2.39656	$2.76355	49,060
01/01/2014 to 12/31/2014	$2.76355	$1.90813	43,196
01/01/2015 to 12/31/2015	$1.90813	$1.85908	37,638
01/01/2016 to 12/31/2016	$1.85908	$1.74555	59,255
01/01/2017 to 12/31/2017	$1.74555	$1.52237	42,283
01/01/2018 to 12/31/2018	$1.52237	$1.56980	42,361
01/01/2019 to 12/31/2019	$1.56980	$1.28343	35,157
ProFund VP Semiconductor
04/02/2012 to 12/31/2012	$7.54879	$6.18703	2,140
01/01/2013 to 12/31/2013	$6.18703	$8.17557	1,862
01/01/2014 to 12/31/2014	$8.17557	$10.88863	6,510
01/01/2015 to 12/31/2015	$10.88863	$10.46974	3,470
01/01/2016 to 12/31/2016	$10.46974	$13.23736	3,541
01/01/2017 to 12/31/2017	$13.23736	$17.76490	5,013
01/01/2018 to 12/31/2018	$17.76490	$15.78684	3,000
01/01/2019 to 12/31/2019	$15.78684	$23.40839	4,596

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
04/02/2012 to 12/31/2012	$3.84806	$3.56594	16
01/01/2013 to 12/31/2013	$3.56594	$2.55246	16
01/01/2014 to 12/31/2014	$2.55246	$2.21259	16
01/01/2015 to 12/31/2015	$2.21259	$2.15302	16
01/01/2016 to 12/31/2016	$2.15302	$1.70120	17
01/01/2017 to 12/31/2017	$1.70120	$1.43402	17
01/01/2018 to 12/31/2018	$1.43402	$1.57534	8,701
01/01/2019 to 12/31/2019	$1.57534	$1.22956	0
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$2.47846	$2.46716	36,583
01/01/2013 to 12/31/2013	$2.46716	$1.72430	36,044
01/01/2014 to 12/31/2014	$1.72430	$1.37625	42,471
01/01/2015 to 12/31/2015	$1.37625	$1.18485	129,117
01/01/2016 to 12/31/2016	$1.18485	$1.05505	141,645
01/01/2017 to 12/31/2017	$1.05505	$0.78088	34,378
01/01/2018 to 12/31/2018	$0.78088	$0.75070	43,889
01/01/2019 to 12/31/2019	$0.75070	$0.53478	29,561
ProFund VP Short Small-Cap
04/02/2012 to 12/31/2012	$3.73089	$3.46429	38
01/01/2013 to 12/31/2013	$3.46429	$2.35792	37
01/01/2014 to 12/31/2014	$2.35792	$2.11885	38
01/01/2015 to 12/31/2015	$2.11885	$2.08044	37
01/01/2016 to 12/31/2016	$2.08044	$1.61496	6,446
01/01/2017 to 12/31/2017	$1.61496	$1.37180	37
01/01/2018 to 12/31/2018	$1.37180	$1.49914	8,330
01/01/2019 to 12/31/2019	$1.49914	$1.17567	37
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$16.35806	$16.30089	3,271
01/01/2013 to 12/31/2013	$16.30089	$22.66155	21,627
01/01/2014 to 12/31/2014	$22.66155	$22.92253	6,434
01/01/2015 to 12/31/2015	$22.92253	$22.95950	20,724
01/01/2016 to 12/31/2016	$22.95950	$27.32969	17,518
01/01/2017 to 12/31/2017	$27.32969	$30.56616	16,200
01/01/2018 to 12/31/2018	$30.56616	$28.51967	4,776
01/01/2019 to 12/31/2019	$28.51967	$33.63215	10,688
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$13.23170	$13.40166	13,065
01/01/2013 to 12/31/2013	$13.40166	$18.26621	8,439
01/01/2014 to 12/31/2014	$18.26621	$19.13502	8,059
01/01/2015 to 12/31/2015	$19.13502	$17.37554	8,937
01/01/2016 to 12/31/2016	$17.37554	$22.15227	13,458
01/01/2017 to 12/31/2017	$22.15227	$24.06107	10,212
01/01/2018 to 12/31/2018	$24.06107	$20.43314	8,693
01/01/2019 to 12/31/2019	$20.43314	$24.79331	18,350
ProFund VP Technology
04/02/2012 to 12/31/2012	$6.95715	$6.20352	13,585
01/01/2013 to 12/31/2013	$6.20352	$7.68860	2,222
01/01/2014 to 12/31/2014	$7.68860	$8.99066	6,031
01/01/2015 to 12/31/2015	$8.99066	$9.11459	4,037
01/01/2016 to 12/31/2016	$9.11459	$10.13755	6,580
01/01/2017 to 12/31/2017	$10.13755	$13.56774	11,055
01/01/2018 to 12/31/2018	$13.56774	$13.12298	9,795
01/01/2019 to 12/31/2019	$13.12298	$18.86193	10,440

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$5.52988	$6.16412	18,651
01/01/2013 to 12/31/2013	$6.16412	$6.83898	18,197
01/01/2014 to 12/31/2014	$6.83898	$6.80891	18,160
01/01/2015 to 12/31/2015	$6.80891	$6.84336	19,512
01/01/2016 to 12/31/2016	$6.84336	$8.24235	17,485
01/01/2017 to 12/31/2017	$8.24235	$7.98693	19,025
01/01/2018 to 12/31/2018	$7.98693	$6.71239	26,687
01/01/2019 to 12/31/2019	$6.71239	$7.62663	18,034
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$18.45022	$20.41706	11,913
01/01/2013 to 12/31/2013	$20.41706	$16.34970	8,884
01/01/2014 to 12/31/2014	$16.34970	$22.07674	9,008
01/01/2015 to 12/31/2015	$22.07674	$20.62305	9,263
01/01/2016 to 12/31/2016	$20.62305	$20.35460	8,732
01/01/2017 to 12/31/2017	$20.35460	$22.06358	14,618
01/01/2018 to 12/31/2018	$22.06358	$20.65720	8,673
01/01/2019 to 12/31/2019	$20.65720	$24.17705	5,557
ProFund VP UltraBull
04/02/2012 to 12/31/2012	$6.89341	$6.91923	2,633
01/01/2013 to 12/31/2013	$6.91923	$11.51154	2,566
01/01/2014 to 12/31/2014	$11.51154	$14.04483	2,412
01/01/2015 to 12/31/2015	$14.04483	$13.50353	2,050
01/01/2016 to 12/31/2016	$13.50353	$15.85555	1,693
01/01/2017 to 12/31/2017	$15.85555	$22.13627	2,241
01/01/2018 to 12/31/2018	$22.13627	$18.51582	637
01/01/2019 to 12/31/2019	$18.51582	$29.36010	909
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$14.07901	$14.37614	14,827
01/01/2013 to 12/31/2013	$14.37614	$24.28232	9,370
01/01/2014 to 12/31/2014	$24.28232	$27.72790	9,965
01/01/2015 to 12/31/2015	$27.72790	$24.93927	10,800
01/01/2016 to 12/31/2016	$24.93927	$34.05098	9,137
01/01/2017 to 12/31/2017	$34.05098	$43.43997	8,464
01/01/2018 to 12/31/2018	$43.43997	$31.49112	7,201
01/01/2019 to 12/31/2019	$31.49112	$46.07526	4,934
ProFund VP UltraNASDAQ-100
04/02/2012 to 12/31/2012	$1.92314	$1.71562	263,379
01/01/2013 to 12/31/2013	$1.71562	$3.04092	206,334
01/01/2014 to 12/31/2014	$3.04092	$4.08946	225,111
01/01/2015 to 12/31/2015	$4.08946	$4.59933	213,047
01/01/2016 to 12/31/2016	$4.59933	$4.94607	127,727
01/01/2017 to 12/31/2017	$4.94607	$8.24287	86,305
01/01/2018 to 12/31/2018	$8.24287	$7.37405	64,744
01/01/2019 to 12/31/2019	$7.37405	$13.11620	63,144
ProFund VP UltraSmall-Cap
04/02/2012 to 12/31/2012	$9.13338	$9.15432	6,607
01/01/2013 to 12/31/2013	$9.15432	$16.91670	2,604
01/01/2014 to 12/31/2014	$16.91670	$17.64843	1,617
01/01/2015 to 12/31/2015	$17.64843	$15.20494	1,026
01/01/2016 to 12/31/2016	$15.20494	$21.01310	1,010
01/01/2017 to 12/31/2017	$21.01310	$26.04579	766
01/01/2018 to 12/31/2018	$26.04579	$18.83442	64
01/01/2019 to 12/31/2019	$18.83442	$27.47115	53

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
04/02/2012 to 12/31/2012	$12.09600	$12.18403	7,869
01/01/2013 to 12/31/2013	$12.18403	$13.66812	5,182
01/01/2014 to 12/31/2014	$13.66812	$17.03396	8,568
01/01/2015 to 12/31/2015	$17.03396	$15.78392	11,264
01/01/2016 to 12/31/2016	$15.78392	$17.98227	18,781
01/01/2017 to 12/31/2017	$17.98227	$19.69713	17,695
01/01/2018 to 12/31/2018	$19.69713	$20.06162	15,981
01/01/2019 to 12/31/2019	$20.06162	$24.40443	13,735
PSF SP International Growth Portfolio
04/02/2012 to 12/31/2012	$12.83054	$13.24747	6,903
01/01/2013 to 12/31/2013	$13.24747	$15.58960	6,999
01/01/2014 to 12/31/2014	$15.58960	$14.55170	7,756
01/01/2015 to 12/31/2015	$14.55170	$14.89124	3,919
01/01/2016 to 12/31/2016	$14.89124	$14.21447	2,549
01/01/2017 to 12/31/2017	$14.21447	$19.11254	7,992
01/01/2018 to 12/31/2018	$19.11254	$16.49637	6,016
01/01/2019 to 12/31/2019	$16.49637	$21.62003	8,110
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.51684	$14.71396	29,228
01/01/2013 to 12/31/2013	$14.71396	$17.47114	30,007
01/01/2014 to 12/31/2014	$17.47114	$16.37967	24,619
01/01/2015 to 12/31/2015	$16.37967	$16.58813	24,849
01/01/2016 to 12/31/2016	$16.58813	$16.95718	26,081
01/01/2017 to 12/31/2017	$16.95718	$20.96122	24,234
01/01/2018 to 12/31/2018	$20.96122	$17.25205	19,917
01/01/2019 to 12/31/2019	$17.25205	$19.72720	21,357
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$16.20251	$16.06761	10,531
01/01/2013 to 12/31/2013	$16.06761	$22.30424	9,762
01/01/2014 to 12/31/2014	$22.30424	$22.98389	17,102
01/01/2015 to 12/31/2015	$22.98389	$23.12283	12,954
01/01/2016 to 12/31/2016	$23.12283	$23.06769	12,271
01/01/2017 to 12/31/2017	$23.06769	$30.81990	4,887
01/01/2018 to 12/31/2018	$30.81990	$30.66841	4,886
01/01/2019 to 12/31/2019	$30.66841	$41.71547	7,840
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.45636	$12.45280	6,706
01/01/2013 to 12/31/2013	$12.45280	$18.56099	5,797
01/01/2014 to 12/31/2014	$18.56099	$18.06774	6,221
01/01/2015 to 12/31/2015	$18.06774	$17.41582	7,082
01/01/2016 to 12/31/2016	$17.41582	$18.63937	6,894
01/01/2017 to 12/31/2017	$18.63937	$23.27698	6,784
01/01/2018 to 12/31/2018	$23.27698	$23.38263	6,771
01/01/2019 to 12/31/2019	$23.38263	$29.00808	6,685
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps Cliff M&E (1.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.22606	$14.62138	6,089
01/01/2013 to 12/31/2013	$14.62138	$15.91091	5,806
01/01/2014 to 12/31/2014	$15.91091	$16.34519	5,757
01/01/2015 to 12/31/2015	$16.34519	$15.65299	3,935
01/01/2016 to 12/31/2016	$15.65299	$16.47028	46,158
01/01/2017 to 12/31/2017	$16.47028	$18.34872	466,609
01/01/2018 to 12/31/2018	$18.34872	$16.67795	473,658
01/01/2019 to 12/31/2019	$16.67795	$19.15234	756,544
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$15.21424	$15.66679	690
01/01/2013 to 12/31/2013	$15.66679	$18.06896	552
01/01/2014 to 12/31/2014	$18.06896	$18.97129	546
01/01/2015 to 12/31/2015	$18.97129	$18.92286	1,596
01/01/2016 to 12/31/2016	$18.92286	$20.05511	91,671
01/01/2017 to 12/31/2017	$20.05511	$23.20404	423,370
01/01/2018 to 12/31/2018	$23.20404	$21.60778	446,316
01/01/2019 to 12/31/2019	$21.60778	$26.05480	704,679
AST AllianzGI World Trends Portfolio
04/02/2012 to 12/31/2012	$14.04014	$14.11306	0
01/01/2013 to 12/31/2013	$14.11306	$15.70186	0
01/01/2014 to 12/31/2014	$15.70186	$16.33552	0
01/01/2015 to 12/31/2015	$16.33552	$16.13718	0
01/01/2016 to 12/31/2016	$16.13718	$16.73681	59,846
01/01/2017 to 12/31/2017	$16.73681	$19.24980	376,286
01/01/2018 to 12/31/2018	$19.24980	$17.54150	360,958
01/01/2019 to 12/31/2019	$17.54150	$20.48994	609,490
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99913	$11.68566	0
01/01/2014 to 12/31/2014	$11.68566	$13.08569	0
01/01/2015 to 12/31/2015	$13.08569	$13.17187	0
01/01/2016 to 12/31/2016	$13.17187	$14.42873	0
01/01/2017 to 12/31/2017	$14.42873	$17.43787	653
01/01/2018 to 12/31/2018	$17.43787	$15.85036	652
01/01/2019 to 12/31/2019	$15.85036	$19.22525	793
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.44834	$14.65914	4,384
01/01/2013 to 12/31/2013	$14.65914	$17.06501	4,308
01/01/2014 to 12/31/2014	$17.06501	$17.98703	4,258
01/01/2015 to 12/31/2015	$17.98703	$17.88289	3,301
01/01/2016 to 12/31/2016	$17.88289	$18.80985	226,702
01/01/2017 to 12/31/2017	$18.80985	$21.38721	748,086
01/01/2018 to 12/31/2018	$21.38721	$20.11738	943,382
01/01/2019 to 12/31/2019	$20.11738	$23.77142	1,431,365

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.87280	$10.19116	0
01/01/2013 to 12/31/2013	$10.19116	$11.17856	0
01/01/2014 to 12/31/2014	$11.17856	$11.60263	0
01/01/2015 to 12/31/2015	$11.60263	$11.13642	0
01/01/2016 to 12/31/2016	$11.13642	$11.78661	1,664
01/01/2017 to 12/31/2017	$11.78661	$13.13398	23,694
01/01/2018 to 12/31/2018	$13.13398	$12.30938	34,967
01/01/2019 to 12/31/2019	$12.30938	$14.32634	72,831
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$11.09598	$11.37492	148
01/01/2013 to 12/31/2013	$11.37492	$11.01077	162
01/01/2014 to 12/31/2014	$11.01077	$10.88446	170
01/01/2015 to 12/31/2015	$10.88446	$10.82215	166
01/01/2016 to 12/31/2016	$10.82215	$10.88455	12,857
01/01/2017 to 12/31/2017	$10.88455	$10.95384	25,124
01/01/2018 to 12/31/2018	$10.95384	$10.91894	26,602
01/01/2019 to 12/31/2019	$10.91894	$11.30343	58,080
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$12.42115	$13.09885	1,757
01/01/2013 to 12/31/2013	$13.09885	$12.72321	1,882
01/01/2014 to 12/31/2014	$12.72321	$13.12225	1,028
01/01/2015 to 12/31/2015	$13.12225	$12.71081	283
01/01/2016 to 12/31/2016	$12.71081	$13.10926	70,098
01/01/2017 to 12/31/2017	$13.10926	$13.53782	402,776
01/01/2018 to 12/31/2018	$13.53782	$13.30649	519,021
01/01/2019 to 12/31/2019	$13.30649	$14.38148	969,393
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$15.01430	$15.10845	1,488
01/01/2013 to 12/31/2013	$15.10845	$18.34056	2,300
01/01/2014 to 12/31/2014	$18.34056	$19.41746	3,108
01/01/2015 to 12/31/2015	$19.41746	$19.31617	3,056
01/01/2016 to 12/31/2016	$19.31617	$20.42029	421,217
01/01/2017 to 12/31/2017	$20.42029	$23.82123	968,283
01/01/2018 to 12/31/2018	$23.82123	$22.10430	1,077,512
01/01/2019 to 12/31/2019	$22.10430	$26.73818	1,534,314
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99913	$11.72378	0
01/01/2014 to 12/31/2014	$11.72378	$13.17952	854
01/01/2015 to 12/31/2015	$13.17952	$12.57543	0
01/01/2016 to 12/31/2016	$12.57543	$14.29684	4,614
01/01/2017 to 12/31/2017	$14.29684	$16.75060	20,348
01/01/2018 to 12/31/2018	$16.75060	$15.78394	11,997
01/01/2019 to 12/31/2019	$15.78394	$20.46483	37,044
AST Cohen & Steers Global Realty Portfolio
04/02/2012 to 12/31/2012	$17.66431	$19.67649	91
01/01/2013 to 12/31/2013	$19.67649	$20.31631	110
01/01/2014 to 12/31/2014	$20.31631	$22.90195	109
01/01/2015 to 12/31/2015	$22.90195	$22.64119	107
01/01/2016 to 12/31/2016	$22.64119	$22.60430	121
01/01/2017 to 12/31/2017	$22.60430	$24.80253	3,414
01/01/2018 to 12/31/2018	$24.80253	$23.38500	5,188
01/01/2019 to 12/31/2019	$23.38500	$28.95355	13,419

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$21.66261	$22.39929	0
01/01/2013 to 12/31/2013	$22.39929	$22.85860	0
01/01/2014 to 12/31/2014	$22.85860	$29.61069	388
01/01/2015 to 12/31/2015	$29.61069	$30.71896	81
01/01/2016 to 12/31/2016	$30.71896	$31.86053	1,689
01/01/2017 to 12/31/2017	$31.86053	$33.49572	14,129
01/01/2018 to 12/31/2018	$33.49572	$31.56635	16,403
01/01/2019 to 12/31/2019	$31.56635	$40.98547	29,756
AST Fidelity Institutional AM® Quantitative Portfolio
04/02/2012 to 12/31/2012	$14.58406	$14.95001	1,772
01/01/2013 to 12/31/2013	$14.95001	$16.97657	1,284
01/01/2014 to 12/31/2014	$16.97657	$17.32775	358
01/01/2015 to 12/31/2015	$17.32775	$17.31566	354
01/01/2016 to 12/31/2016	$17.31566	$17.86294	51,719
01/01/2017 to 12/31/2017	$17.86294	$20.58738	253,602
01/01/2018 to 12/31/2018	$20.58738	$18.79254	246,093
01/01/2019 to 12/31/2019	$18.79254	$22.31436	480,665
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$14.06538	$14.14738	18,517
01/01/2013 to 12/31/2013	$14.14738	$15.37361	17,032
01/01/2014 to 12/31/2014	$15.37361	$15.82692	17,032
01/01/2015 to 12/31/2015	$15.82692	$15.51837	17,032
01/01/2016 to 12/31/2016	$15.51837	$16.16280	35,513
01/01/2017 to 12/31/2017	$16.16280	$17.95803	311,850
01/01/2018 to 12/31/2018	$17.95803	$16.51448	345,721
01/01/2019 to 12/31/2019	$16.51448	$18.95915	523,121
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$18.19152	$18.49263	0
01/01/2013 to 12/31/2013	$18.49263	$25.40052	0
01/01/2014 to 12/31/2014	$25.40052	$26.94297	0
01/01/2015 to 12/31/2015	$26.94297	$25.19536	0
01/01/2016 to 12/31/2016	$25.19536	$30.99252	4,637
01/01/2017 to 12/31/2017	$30.99252	$34.40562	17,555
01/01/2018 to 12/31/2018	$34.40562	$29.25466	24,257
01/01/2019 to 12/31/2019	$29.25466	$35.50011	51,275
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$9.70699	$9.63140	0
01/01/2013 to 12/31/2013	$9.63140	$9.52973	0
01/01/2014 to 12/31/2014	$9.52973	$9.43011	0
01/01/2015 to 12/31/2015	$9.43011	$9.33134	0
01/01/2016 to 12/31/2016	$9.33134	$9.23318	18,527
01/01/2017 to 12/31/2017	$9.23318	$9.16745	59,825
01/01/2018 to 12/31/2018	$9.16745	$9.18861	57,865
01/01/2019 to 12/31/2019	$9.18861	$9.24578	73,232
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$15.13092	$16.28252	2,597
01/01/2013 to 12/31/2013	$16.28252	$17.26838	2,002
01/01/2014 to 12/31/2014	$17.26838	$17.52422	0
01/01/2015 to 12/31/2015	$17.52422	$16.72234	0
01/01/2016 to 12/31/2016	$16.72234	$19.09458	1,788
01/01/2017 to 12/31/2017	$19.09458	$20.30615	11,940
01/01/2018 to 12/31/2018	$20.30615	$19.69273	14,188
01/01/2019 to 12/31/2019	$19.69273	$22.46712	49,887

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.20164	$15.74299	804
01/01/2013 to 12/31/2013	$15.74299	$21.78709	765
01/01/2014 to 12/31/2014	$21.78709	$24.52178	1,190
01/01/2015 to 12/31/2015	$24.52178	$22.36302	751
01/01/2016 to 12/31/2016	$22.36302	$26.52923	1,668
01/01/2017 to 12/31/2017	$26.52923	$31.28951	22,915
01/01/2018 to 12/31/2018	$31.28951	$26.57784	24,578
01/01/2019 to 12/31/2019	$26.57784	$34.06299	59,164
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$15.19997	$15.53695	265
01/01/2013 to 12/31/2013	$15.53695	$18.30354	298
01/01/2014 to 12/31/2014	$18.30354	$17.11078	370
01/01/2015 to 12/31/2015	$17.11078	$17.46421	217
01/01/2016 to 12/31/2016	$17.46421	$16.62829	8,044
01/01/2017 to 12/31/2017	$16.62829	$22.28300	24,702
01/01/2018 to 12/31/2018	$22.28300	$19.10862	29,796
01/01/2019 to 12/31/2019	$19.10862	$24.97951	43,235
AST International Value Portfolio
04/02/2012 to 12/31/2012	$14.06806	$14.48795	159
01/01/2013 to 12/31/2013	$14.48795	$17.12656	176
01/01/2014 to 12/31/2014	$17.12656	$15.81072	246
01/01/2015 to 12/31/2015	$15.81072	$15.77263	241
01/01/2016 to 12/31/2016	$15.77263	$15.69799	3,907
01/01/2017 to 12/31/2017	$15.69799	$19.07708	20,459
01/01/2018 to 12/31/2018	$19.07708	$15.82997	26,035
01/01/2019 to 12/31/2019	$15.82997	$18.80000	49,687
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$13.54843	$14.42347	8,645
01/01/2013 to 12/31/2013	$14.42347	$13.81786	5,424
01/01/2014 to 12/31/2014	$13.81786	$14.59282	4,898
01/01/2015 to 12/31/2015	$14.59282	$14.60899	5,719
01/01/2016 to 12/31/2016	$14.60899	$15.06366	204,685
01/01/2017 to 12/31/2017	$15.06366	$15.54868	369,374
01/01/2018 to 12/31/2018	$15.54868	$15.34342	1,565,751
01/01/2019 to 12/31/2019	$15.34342	$16.88735	1,289,712
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$15.18396	$15.35890	12,492
01/01/2013 to 12/31/2013	$15.35890	$17.67205	4,288
01/01/2014 to 12/31/2014	$17.67205	$18.59947	3,407
01/01/2015 to 12/31/2015	$18.59947	$18.21145	2,503
01/01/2016 to 12/31/2016	$18.21145	$18.96069	34,979
01/01/2017 to 12/31/2017	$18.96069	$21.94327	170,772
01/01/2018 to 12/31/2018	$21.94327	$20.11118	188,419
01/01/2019 to 12/31/2019	$20.11118	$23.76658	397,670
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$14.93878	$15.73556	0
01/01/2013 to 12/31/2013	$15.73556	$17.96207	0
01/01/2014 to 12/31/2014	$17.96207	$16.64220	0
01/01/2015 to 12/31/2015	$16.64220	$16.00731	0
01/01/2016 to 12/31/2016	$16.00731	$16.14552	11,130
01/01/2017 to 12/31/2017	$16.14552	$20.71049	37,903
01/01/2018 to 12/31/2018	$20.71049	$16.91217	44,339
01/01/2019 to 12/31/2019	$16.91217	$21.29030	80,960

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$13.19149	$13.55599	5,522
01/01/2013 to 12/31/2013	$13.55599	$14.89351	2,821
01/01/2014 to 12/31/2014	$14.89351	$15.54001	2,797
01/01/2015 to 12/31/2015	$15.54001	$15.34868	2,681
01/01/2016 to 12/31/2016	$15.34868	$15.77068	100,016
01/01/2017 to 12/31/2017	$15.77068	$17.50033	270,274
01/01/2018 to 12/31/2018	$17.50033	$16.42796	247,996
01/01/2019 to 12/31/2019	$16.42796	$18.63019	571,874
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.52623	$12.87854	220
01/01/2013 to 12/31/2013	$12.87854	$17.39383	279
01/01/2014 to 12/31/2014	$17.39383	$18.84703	539
01/01/2015 to 12/31/2015	$18.84703	$20.63232	245
01/01/2016 to 12/31/2016	$20.63232	$20.11712	261
01/01/2017 to 12/31/2017	$20.11712	$27.03871	6,051
01/01/2018 to 12/31/2018	$27.03871	$26.32219	7,925
01/01/2019 to 12/31/2019	$26.32219	$34.53742	21,975
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.31934	$16.52452	105
01/01/2013 to 12/31/2013	$16.52452	$22.33731	111
01/01/2014 to 12/31/2014	$22.33731	$24.44343	309
01/01/2015 to 12/31/2015	$24.44343	$26.62287	139
01/01/2016 to 12/31/2016	$26.62287	$27.81272	5,491
01/01/2017 to 12/31/2017	$27.81272	$36.60041	36,062
01/01/2018 to 12/31/2018	$36.60041	$35.24071	44,264
01/01/2019 to 12/31/2019	$35.24071	$45.90040	76,212
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$16.45374	$17.41814	0
01/01/2013 to 12/31/2013	$17.41814	$21.99803	0
01/01/2014 to 12/31/2014	$21.99803	$22.55730	0
01/01/2015 to 12/31/2015	$22.55730	$21.99347	0
01/01/2016 to 12/31/2016	$21.99347	$23.31070	1,675
01/01/2017 to 12/31/2017	$23.31070	$28.56547	39,400
01/01/2018 to 12/31/2018	$28.56547	$25.56404	47,471
01/01/2019 to 12/31/2019	$25.56404	$32.87352	74,724
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99913	$10.36629	272
01/01/2013 to 12/31/2013	$10.36629	$12.19756	2,366
01/01/2014 to 12/31/2014	$12.19756	$12.68964	394
01/01/2015 to 12/31/2015	$12.68964	$12.40062	779
01/01/2016 to 12/31/2016	$12.40062	$12.80102	11,684
01/01/2017 to 12/31/2017	$12.80102	$14.75599	56,638
01/01/2018 to 12/31/2018	$14.75599	$13.39203	73,454
01/01/2019 to 12/31/2019	$13.39203	$16.26781	105,687
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$15.58647	$15.56172	700
01/01/2013 to 12/31/2013	$15.56172	$21.05040	674
01/01/2014 to 12/31/2014	$21.05040	$22.64360	655
01/01/2015 to 12/31/2015	$22.64360	$24.02559	598
01/01/2016 to 12/31/2016	$24.02559	$24.22813	1,643
01/01/2017 to 12/31/2017	$24.22813	$31.33624	18,836
01/01/2018 to 12/31/2018	$31.33624	$31.67213	24,506
01/01/2019 to 12/31/2019	$31.67213	$43.17938	46,820

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99913	$10.21980	0
01/01/2013 to 12/31/2013	$10.21980	$13.60179	0
01/01/2014 to 12/31/2014	$13.60179	$14.83413	0
01/01/2015 to 12/31/2015	$14.83413	$14.57218	0
01/01/2016 to 12/31/2016	$14.57218	$16.35820	458
01/01/2017 to 12/31/2017	$16.35820	$18.99352	1,739
01/01/2018 to 12/31/2018	$18.99352	$16.88547	12,643
01/01/2019 to 12/31/2019	$16.88547	$21.61153	23,979
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$18.15288	$18.29379	0
01/01/2013 to 12/31/2013	$18.29379	$23.92897	0
01/01/2014 to 12/31/2014	$23.92897	$26.40716	423
01/01/2015 to 12/31/2015	$26.40716	$24.64441	205
01/01/2016 to 12/31/2016	$24.64441	$24.78713	9,474
01/01/2017 to 12/31/2017	$24.78713	$31.17208	59,879
01/01/2018 to 12/31/2018	$31.17208	$29.50180	65,802
01/01/2019 to 12/31/2019	$29.50180	$37.99498	140,210
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$18.44151	$18.86656	0
01/01/2013 to 12/31/2013	$18.86656	$26.51069	0
01/01/2014 to 12/31/2014	$26.51069	$29.97055	372
01/01/2015 to 12/31/2015	$29.97055	$27.98425	181
01/01/2016 to 12/31/2016	$27.98425	$32.73890	3,171
01/01/2017 to 12/31/2017	$32.73890	$36.86296	20,283
01/01/2018 to 12/31/2018	$36.86296	$30.47638	24,358
01/01/2019 to 12/31/2019	$30.47638	$36.49377	44,783
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$16.27795	$16.59416	526
01/01/2013 to 12/31/2013	$16.59416	$16.45656	680
01/01/2014 to 12/31/2014	$16.45656	$15.52124	1,089
01/01/2015 to 12/31/2015	$15.52124	$12.78938	1,287
01/01/2016 to 12/31/2016	$12.78938	$14.21965	2,776
01/01/2017 to 12/31/2017	$14.21965	$17.78212	25,227
01/01/2018 to 12/31/2018	$17.78212	$15.12307	34,096
01/01/2019 to 12/31/2019	$15.12307	$16.96187	128,508
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$13.59041	$13.95724	3,911
01/01/2013 to 12/31/2013	$13.95724	$15.08292	3,896
01/01/2014 to 12/31/2014	$15.08292	$15.78649	3,864
01/01/2015 to 12/31/2015	$15.78649	$15.64315	2,577
01/01/2016 to 12/31/2016	$15.64315	$16.33444	97,884
01/01/2017 to 12/31/2017	$16.33444	$17.80064	373,068
01/01/2018 to 12/31/2018	$17.80064	$17.11258	446,861
01/01/2019 to 12/31/2019	$17.11258	$19.42881	789,570
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.20260	$10.68442	0
01/01/2013 to 12/31/2013	$10.68442	$10.32774	0
01/01/2014 to 12/31/2014	$10.32774	$10.83862	0
01/01/2015 to 12/31/2015	$10.83862	$10.69607	359
01/01/2016 to 12/31/2016	$10.69607	$11.02941	0
01/01/2017 to 12/31/2017	$11.02941	$11.53279	29,821
01/01/2018 to 12/31/2018	$11.53279	$11.31832	26,252
01/01/2019 to 12/31/2019	$11.31832	$12.29191	96,081

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$14.76353	$14.94838	5,765
01/01/2013 to 12/31/2013	$14.94838	$17.30987	5,263
01/01/2014 to 12/31/2014	$17.30987	$18.70350	5,218
01/01/2015 to 12/31/2015	$18.70350	$18.39372	6,991
01/01/2016 to 12/31/2016	$18.39372	$20.03813	296,059
01/01/2017 to 12/31/2017	$20.03813	$23.01983	1,637,367
01/01/2018 to 12/31/2018	$23.01983	$21.04677	1,625,561
01/01/2019 to 12/31/2019	$21.04677	$24.81986	2,644,274
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99913	$11.72528	0
01/01/2014 to 12/31/2014	$11.72528	$13.37049	0
01/01/2015 to 12/31/2015	$13.37049	$13.43427	0
01/01/2016 to 12/31/2016	$13.43427	$14.73645	0
01/01/2017 to 12/31/2017	$14.73645	$17.70431	0
01/01/2018 to 12/31/2018	$17.70431	$16.26472	0
01/01/2019 to 12/31/2019	$16.26472	$20.14780	0
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$17.38893	$17.66725	775
01/01/2013 to 12/31/2013	$17.66725	$23.15073	820
01/01/2014 to 12/31/2014	$23.15073	$26.85079	1,515
01/01/2015 to 12/31/2015	$26.85079	$27.38696	650
01/01/2016 to 12/31/2016	$27.38696	$31.12312	789
01/01/2017 to 12/31/2017	$31.12312	$37.64955	8,278
01/01/2018 to 12/31/2018	$37.64955	$34.19126	19,998
01/01/2019 to 12/31/2019	$34.19126	$42.10946	43,887
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.88271	$10.00598	0
01/01/2013 to 12/31/2013	$10.00598	$12.11849	0
01/01/2014 to 12/31/2014	$12.11849	$12.77082	0
01/01/2015 to 12/31/2015	$12.77082	$12.65578	0
01/01/2016 to 12/31/2016	$12.65578	$13.31485	0
01/01/2017 to 12/31/2017	$13.31485	$15.57190	0
01/01/2018 to 12/31/2018	$15.57190	$14.40181	0
01/01/2019 to 12/31/2019	$14.40181	$17.27238	87
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$18.42426	$17.51584	0
01/01/2013 to 12/31/2013	$17.51584	$24.40523	0
01/01/2014 to 12/31/2014	$24.40523	$25.34222	0
01/01/2015 to 12/31/2015	$25.34222	$25.41086	0
01/01/2016 to 12/31/2016	$25.41086	$27.08047	3,091
01/01/2017 to 12/31/2017	$27.08047	$34.21684	15,595
01/01/2018 to 12/31/2018	$34.21684	$30.18466	19,696
01/01/2019 to 12/31/2019	$30.18466	$40.76426	38,340
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$20.19142	$19.41615	92
01/01/2013 to 12/31/2013	$19.41615	$25.96995	94
01/01/2014 to 12/31/2014	$25.96995	$26.67868	99
01/01/2015 to 12/31/2015	$26.67868	$26.60605	0
01/01/2016 to 12/31/2016	$26.60605	$29.50653	1,253
01/01/2017 to 12/31/2017	$29.50653	$36.18016	20,162
01/01/2018 to 12/31/2018	$36.18016	$32.78984	21,325
01/01/2019 to 12/31/2019	$32.78984	$42.21826	46,442

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.30793	$17.67272	0
01/01/2013 to 12/31/2013	$17.67272	$24.02751	0
01/01/2014 to 12/31/2014	$24.02751	$25.02779	0
01/01/2015 to 12/31/2015	$25.02779	$23.69766	0
01/01/2016 to 12/31/2016	$23.69766	$30.29717	820
01/01/2017 to 12/31/2017	$30.29717	$32.18233	27,945
01/01/2018 to 12/31/2018	$32.18233	$26.40551	30,427
01/01/2019 to 12/31/2019	$26.40551	$31.87106	53,836
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.89483	$15.29721	11,988
01/01/2013 to 12/31/2013	$15.29721	$17.68455	7,254
01/01/2014 to 12/31/2014	$17.68455	$18.52776	7,800
01/01/2015 to 12/31/2015	$18.52776	$18.34096	9,933
01/01/2016 to 12/31/2016	$18.34096	$19.51782	398,066
01/01/2017 to 12/31/2017	$19.51782	$22.28900	1,144,039
01/01/2018 to 12/31/2018	$22.28900	$20.87905	1,223,738
01/01/2019 to 12/31/2019	$20.87905	$24.96630	1,787,280
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.75824	$17.18656	0
01/01/2013 to 12/31/2013	$17.18656	$24.49326	0
01/01/2014 to 12/31/2014	$24.49326	$26.25877	198
01/01/2015 to 12/31/2015	$26.25877	$28.47315	178
01/01/2016 to 12/31/2016	$28.47315	$28.93492	4,856
01/01/2017 to 12/31/2017	$28.93492	$39.47913	52,149
01/01/2018 to 12/31/2018	$39.47913	$40.57285	57,780
01/01/2019 to 12/31/2019	$40.57285	$51.48040	136,088
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.79915	$15.79081	179
01/01/2013 to 12/31/2013	$15.79081	$21.03572	230
01/01/2014 to 12/31/2014	$21.03572	$21.13924	241
01/01/2015 to 12/31/2015	$21.13924	$19.64889	0
01/01/2016 to 12/31/2016	$19.64889	$20.63449	1,623
01/01/2017 to 12/31/2017	$20.63449	$23.79808	20,961
01/01/2018 to 12/31/2018	$23.79808	$21.26041	29,629
01/01/2019 to 12/31/2019	$21.26041	$26.50050	160,683
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$14.82535	$14.24959	1,603
01/01/2013 to 12/31/2013	$14.24959	$16.26870	371
01/01/2014 to 12/31/2014	$16.26870	$14.75206	424
01/01/2015 to 12/31/2015	$14.75206	$11.78685	479
01/01/2016 to 12/31/2016	$11.78685	$14.53425	8,399
01/01/2017 to 12/31/2017	$14.53425	$15.86423	46,366
01/01/2018 to 12/31/2018	$15.86423	$13.08270	54,461
01/01/2019 to 12/31/2019	$13.08270	$15.12862	113,690
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$12.19575	$12.55200	134
01/01/2013 to 12/31/2013	$12.55200	$11.95403	151
01/01/2014 to 12/31/2014	$11.95403	$11.89445	156
01/01/2015 to 12/31/2015	$11.89445	$11.22605	161
01/01/2016 to 12/31/2016	$11.22605	$11.59243	4,002
01/01/2017 to 12/31/2017	$11.59243	$11.70517	21,828
01/01/2018 to 12/31/2018	$11.70517	$11.81317	20,350
01/01/2019 to 12/31/2019	$11.81317	$11.87665	52,139

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.62787	$18.24065	156
01/01/2013 to 12/31/2013	$18.24065	$23.89972	201
01/01/2014 to 12/31/2014	$23.89972	$27.18879	187
01/01/2015 to 12/31/2015	$27.18879	$25.12546	141
01/01/2016 to 12/31/2016	$25.12546	$28.34163	517
01/01/2017 to 12/31/2017	$28.34163	$33.24151	21,009
01/01/2018 to 12/31/2018	$33.24151	$27.45524	22,602
01/01/2019 to 12/31/2019	$27.45524	$32.36810	30,763
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$15.37254	$15.29759	114
01/01/2013 to 12/31/2013	$15.29759	$18.24052	13,393
01/01/2014 to 12/31/2014	$18.24052	$19.04250	8,779
01/01/2015 to 12/31/2015	$19.04250	$18.72335	8,599
01/01/2016 to 12/31/2016	$18.72335	$19.73596	24,932
01/01/2017 to 12/31/2017	$19.73596	$22.18391	74,358
01/01/2018 to 12/31/2018	$22.18391	$20.85285	75,039
01/01/2019 to 12/31/2019	$20.85285	$24.87507	112,922
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$12.34867	$12.93619	437
01/01/2013 to 12/31/2013	$12.93619	$12.60936	663
01/01/2014 to 12/31/2014	$12.60936	$13.37491	5,709
01/01/2015 to 12/31/2015	$13.37491	$13.39817	3,802
01/01/2016 to 12/31/2016	$13.39817	$13.94045	16,490
01/01/2017 to 12/31/2017	$13.94045	$14.66464	117,547
01/01/2018 to 12/31/2018	$14.66464	$14.18142	215,331
01/01/2019 to 12/31/2019	$14.18142	$15.75864	450,782
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.16241	$10.75991	0
01/01/2013 to 12/31/2013	$10.75991	$13.95136	0
01/01/2014 to 12/31/2014	$13.95136	$15.57569	0
01/01/2015 to 12/31/2015	$15.57569	$15.73067	0
01/01/2016 to 12/31/2016	$15.73067	$17.87164	393
01/01/2017 to 12/31/2017	$17.87164	$19.20086	3,923
01/01/2018 to 12/31/2018	$19.20086	$17.55924	4,185
01/01/2019 to 12/31/2019	$17.55924	$21.73454	4,362
Invesco V.I. Health Care Fund - Series I
04/02/2012 to 12/31/2012	$15.54310	$16.46394	0
01/01/2013 to 12/31/2013	$16.46394	$22.89584	0
01/01/2014 to 12/31/2014	$22.89584	$27.11156	0
01/01/2015 to 12/31/2015	$27.11156	$27.67548	0
01/01/2016 to 12/31/2016	$27.67548	$24.24694	283
01/01/2017 to 12/31/2017	$24.24694	$27.79034	69
01/01/2018 to 12/31/2018	$27.79034	$27.74573	241
01/01/2019 to 12/31/2019	$27.74573	$36.37833	543
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05009	$9.80638	0
01/01/2013 to 12/31/2013	$9.80638	$13.29509	0
01/01/2014 to 12/31/2014	$13.29509	$14.21281	0
01/01/2015 to 12/31/2015	$14.21281	$14.23323	0
01/01/2016 to 12/31/2016	$14.23323	$14.19066	0
01/01/2017 to 12/31/2017	$14.19066	$17.20035	0
01/01/2018 to 12/31/2018	$17.20035	$16.06847	1,009
01/01/2019 to 12/31/2019	$16.06847	$21.35972	1,048

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12663	$9.75338	0
01/01/2017 to 12/31/2017	$9.75338	$13.61729	1,070
01/01/2018 to 12/31/2018	$13.61729	$11.08744	1,454
01/01/2019 to 12/31/2019	$11.08744	$13.44852	5,323
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$13.16304	$13.12710	0
01/01/2013 to 12/31/2013	$13.12710	$14.93406	0
01/01/2014 to 12/31/2014	$14.93406	$14.54550	0
01/01/2015 to 12/31/2015	$14.54550	$13.04288	0
01/01/2016 to 12/31/2016	$13.04288	$12.98888	0
01/01/2017 to 12/31/2017	$12.98888	$17.07845	0
01/01/2018 to 12/31/2018	$17.07845	$13.75580	0
01/01/2019 to 12/31/2019	$13.75580	$17.19204	0
ProFund VP Banks
04/02/2012 to 12/31/2012	$12.77278	$12.92225	0
01/01/2013 to 12/31/2013	$12.92225	$17.06443	0
01/01/2014 to 12/31/2014	$17.06443	$18.63734	0
01/01/2015 to 12/31/2015	$18.63734	$18.36190	0
01/01/2016 to 12/31/2016	$18.36190	$22.39021	0
01/01/2017 to 12/31/2017	$22.39021	$26.12567	0
01/01/2018 to 12/31/2018	$26.12567	$21.22337	0
01/01/2019 to 12/31/2019	$21.22337	$28.65034	0
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$16.99205	$16.45556	0
01/01/2013 to 12/31/2013	$16.45556	$19.28417	0
01/01/2014 to 12/31/2014	$19.28417	$19.40347	0
01/01/2015 to 12/31/2015	$19.40347	$16.52664	0
01/01/2016 to 12/31/2016	$16.52664	$19.37749	0
01/01/2017 to 12/31/2017	$19.37749	$23.57656	0
01/01/2018 to 12/31/2018	$23.57656	$19.20835	0
01/01/2019 to 12/31/2019	$19.20835	$22.37438	0
ProFund VP Bear
04/02/2012 to 12/31/2012	$4.72628	$4.46700	0
01/01/2013 to 12/31/2013	$4.46700	$3.24653	0
01/01/2014 to 12/31/2014	$3.24653	$2.75476	0
01/01/2015 to 12/31/2015	$2.75476	$2.59161	0
01/01/2016 to 12/31/2016	$2.59161	$2.22971	0
01/01/2017 to 12/31/2017	$2.22971	$1.80986	0
01/01/2018 to 12/31/2018	$1.80986	$1.86341	0
01/01/2019 to 12/31/2019	$1.86341	$1.42070	0
ProFund VP Bull
04/02/2012 to 12/31/2012	$15.83777	$15.84775	0
01/01/2013 to 12/31/2013	$15.84775	$20.34753	0
01/01/2014 to 12/31/2014	$20.34753	$22.44292	0
01/01/2015 to 12/31/2015	$22.44292	$22.10551	0
01/01/2016 to 12/31/2016	$22.10551	$23.98712	0
01/01/2017 to 12/31/2017	$23.98712	$28.32699	0
01/01/2018 to 12/31/2018	$28.32699	$26.30502	0
01/01/2019 to 12/31/2019	$26.30502	$33.54625	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$16.96994	$17.06270	0
01/01/2013 to 12/31/2013	$17.06270	$21.68730	0
01/01/2014 to 12/31/2014	$21.68730	$23.65437	0
01/01/2015 to 12/31/2015	$23.65437	$24.38056	0
01/01/2016 to 12/31/2016	$24.38056	$24.97995	0
01/01/2017 to 12/31/2017	$24.97995	$28.43964	0
01/01/2018 to 12/31/2018	$28.43964	$23.97410	0
01/01/2019 to 12/31/2019	$23.97410	$30.02352	0
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$17.65334	$18.77295	0
01/01/2013 to 12/31/2013	$18.77295	$25.98192	0
01/01/2014 to 12/31/2014	$25.98192	$28.91268	0
01/01/2015 to 12/31/2015	$28.91268	$29.95074	0
01/01/2016 to 12/31/2016	$29.95074	$30.87737	0
01/01/2017 to 12/31/2017	$30.87737	$36.16607	0
01/01/2018 to 12/31/2018	$36.16607	$36.00442	0
01/01/2019 to 12/31/2019	$36.00442	$44.40444	0
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$13.64450	$14.50778	0
01/01/2013 to 12/31/2013	$14.50778	$17.46143	0
01/01/2014 to 12/31/2014	$17.46143	$15.78402	0
01/01/2015 to 12/31/2015	$15.78402	$13.91937	0
01/01/2016 to 12/31/2016	$13.91937	$14.84920	0
01/01/2017 to 12/31/2017	$14.84920	$17.59001	0
01/01/2018 to 12/31/2018	$17.59001	$14.94521	0
01/01/2019 to 12/31/2019	$14.94521	$17.41880	0
ProFund VP Financials
04/02/2012 to 12/31/2012	$14.55239	$14.98123	0
01/01/2013 to 12/31/2013	$14.98123	$19.57912	0
01/01/2014 to 12/31/2014	$19.57912	$21.87597	0
01/01/2015 to 12/31/2015	$21.87597	$21.32271	0
01/01/2016 to 12/31/2016	$21.32271	$24.33172	0
01/01/2017 to 12/31/2017	$24.33172	$28.45630	0
01/01/2018 to 12/31/2018	$28.45630	$25.21947	0
01/01/2019 to 12/31/2019	$25.21947	$32.50856	0
ProFund VP Health Care
04/02/2012 to 12/31/2012	$15.64641	$16.58498	0
01/01/2013 to 12/31/2013	$16.58498	$22.93545	0
01/01/2014 to 12/31/2014	$22.93545	$28.07299	1,404
01/01/2015 to 12/31/2015	$28.07299	$29.17354	2,937
01/01/2016 to 12/31/2016	$29.17354	$27.69802	2,205
01/01/2017 to 12/31/2017	$27.69802	$33.14100	2,540
01/01/2018 to 12/31/2018	$33.14100	$34.24575	0
01/01/2019 to 12/31/2019	$34.24575	$40.45048	0
ProFund VP Industrials
04/02/2012 to 12/31/2012	$17.26503	$17.54942	0
01/01/2013 to 12/31/2013	$17.54942	$23.99663	0
01/01/2014 to 12/31/2014	$23.99663	$25.06898	0
01/01/2015 to 12/31/2015	$25.06898	$23.95731	0
01/01/2016 to 12/31/2016	$23.95731	$27.86588	0
01/01/2017 to 12/31/2017	$27.86588	$33.75011	0
01/01/2018 to 12/31/2018	$33.75011	$29.13107	0
01/01/2019 to 12/31/2019	$29.13107	$37.61496	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
04/02/2012 to 12/31/2012	$10.20689	$10.37915	0
01/01/2013 to 12/31/2013	$10.37915	$15.22419	0
01/01/2014 to 12/31/2014	$15.22419	$15.55025	0
01/01/2015 to 12/31/2015	$15.55025	$16.28074	0
01/01/2016 to 12/31/2016	$16.28074	$16.17674	0
01/01/2017 to 12/31/2017	$16.17674	$18.96097	0
01/01/2018 to 12/31/2018	$18.96097	$16.57781	0
01/01/2019 to 12/31/2019	$16.57781	$19.68419	0
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$16.35640	$16.22893	105
01/01/2013 to 12/31/2013	$16.22893	$20.98293	118
01/01/2014 to 12/31/2014	$20.98293	$23.44671	353
01/01/2015 to 12/31/2015	$23.44671	$24.07211	102
01/01/2016 to 12/31/2016	$24.07211	$25.01449	102
01/01/2017 to 12/31/2017	$25.01449	$31.01283	94
01/01/2018 to 12/31/2018	$31.01283	$30.11481	289
01/01/2019 to 12/31/2019	$30.11481	$38.40740	351
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$15.74545	$15.93700	0
01/01/2013 to 12/31/2013	$15.93700	$20.48367	0
01/01/2014 to 12/31/2014	$20.48367	$22.39165	0
01/01/2015 to 12/31/2015	$22.39165	$21.10740	0
01/01/2016 to 12/31/2016	$21.10740	$24.10923	0
01/01/2017 to 12/31/2017	$24.10923	$27.06168	0
01/01/2018 to 12/31/2018	$27.06168	$23.93052	0
01/01/2019 to 12/31/2019	$23.93052	$30.72960	0
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$17.75159	$17.77936	0
01/01/2013 to 12/31/2013	$17.77936	$22.96296	0
01/01/2014 to 12/31/2014	$22.96296	$24.06053	0
01/01/2015 to 12/31/2015	$24.06053	$23.87540	0
01/01/2016 to 12/31/2016	$23.87540	$26.66718	0
01/01/2017 to 12/31/2017	$26.66718	$31.21848	0
01/01/2018 to 12/31/2018	$31.21848	$27.18896	0
01/01/2019 to 12/31/2019	$27.18896	$33.42565	0
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$16.38603	$16.80251	0
01/01/2013 to 12/31/2013	$16.80251	$21.97304	0
01/01/2014 to 12/31/2014	$21.97304	$23.95681	0
01/01/2015 to 12/31/2015	$23.95681	$21.75566	0
01/01/2016 to 12/31/2016	$21.75566	$26.76758	0
01/01/2017 to 12/31/2017	$26.76758	$29.29694	0
01/01/2018 to 12/31/2018	$29.29694	$25.13537	0
01/01/2019 to 12/31/2019	$25.13537	$30.86100	0
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$18.78575	$17.75454	0
01/01/2013 to 12/31/2013	$17.75454	$23.58945	0
01/01/2014 to 12/31/2014	$23.58945	$27.31117	0
01/01/2015 to 12/31/2015	$27.31117	$29.03896	0
01/01/2016 to 12/31/2016	$29.03896	$30.24506	0
01/01/2017 to 12/31/2017	$30.24506	$39.01800	0
01/01/2018 to 12/31/2018	$39.01800	$37.88424	0
01/01/2019 to 12/31/2019	$37.88424	$51.24480	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$14.87802	$14.42350	0
01/01/2013 to 12/31/2013	$14.42350	$17.70757	0
01/01/2014 to 12/31/2014	$17.70757	$15.61748	0
01/01/2015 to 12/31/2015	$15.61748	$11.84161	0
01/01/2016 to 12/31/2016	$11.84161	$14.55144	0
01/01/2017 to 12/31/2017	$14.55144	$13.94196	0
01/01/2018 to 12/31/2018	$13.94196	$11.00494	0
01/01/2019 to 12/31/2019	$11.00494	$11.81671	0
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$15.62562	$16.66889	0
01/01/2013 to 12/31/2013	$16.66889	$21.71040	0
01/01/2014 to 12/31/2014	$21.71040	$25.64148	0
01/01/2015 to 12/31/2015	$25.64148	$26.49965	0
01/01/2016 to 12/31/2016	$26.49965	$25.24309	0
01/01/2017 to 12/31/2017	$25.24309	$27.56598	0
01/01/2018 to 12/31/2018	$27.56598	$25.58435	0
01/01/2019 to 12/31/2019	$25.58435	$28.87021	0
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$14.07259	$12.24840	0
01/01/2013 to 12/31/2013	$12.24840	$7.52088	0
01/01/2014 to 12/31/2014	$7.52088	$5.66578	0
01/01/2015 to 12/31/2015	$5.66578	$3.76452	0
01/01/2016 to 12/31/2016	$3.76452	$5.80430	0
01/01/2017 to 12/31/2017	$5.80430	$6.04667	0
01/01/2018 to 12/31/2018	$6.04667	$5.17695	0
01/01/2019 to 12/31/2019	$5.17695	$7.47789	0
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$19.99900	$20.94675	0
01/01/2013 to 12/31/2013	$20.94675	$20.74601	0
01/01/2014 to 12/31/2014	$20.74601	$25.66374	0
01/01/2015 to 12/31/2015	$25.66374	$25.47654	97
01/01/2016 to 12/31/2016	$25.47654	$26.65275	95
01/01/2017 to 12/31/2017	$26.65275	$28.49657	101
01/01/2018 to 12/31/2018	$28.49657	$26.58943	101
01/01/2019 to 12/31/2019	$26.58943	$33.35038	94
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$5.72951	$4.87445	0
01/01/2013 to 12/31/2013	$4.87445	$5.61802	0
01/01/2014 to 12/31/2014	$5.61802	$3.87685	0
01/01/2015 to 12/31/2015	$3.87685	$3.77520	0
01/01/2016 to 12/31/2016	$3.77520	$3.54287	0
01/01/2017 to 12/31/2017	$3.54287	$3.08838	0
01/01/2018 to 12/31/2018	$3.08838	$3.18295	0
01/01/2019 to 12/31/2019	$3.18295	$2.60093	0
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$3.98912	$3.96932	0
01/01/2013 to 12/31/2013	$3.96932	$2.77272	0
01/01/2014 to 12/31/2014	$2.77272	$2.21185	0
01/01/2015 to 12/31/2015	$2.21185	$1.90311	0
01/01/2016 to 12/31/2016	$1.90311	$1.69374	0
01/01/2017 to 12/31/2017	$1.69374	$1.25284	0
01/01/2018 to 12/31/2018	$1.25284	$1.20381	0
01/01/2019 to 12/31/2019	$1.20381	$0.85695	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$17.65251	$17.58408	0
01/01/2013 to 12/31/2013	$17.58408	$24.43340	0
01/01/2014 to 12/31/2014	$24.43340	$24.70225	0
01/01/2015 to 12/31/2015	$24.70225	$24.72959	0
01/01/2016 to 12/31/2016	$24.72959	$29.42179	0
01/01/2017 to 12/31/2017	$29.42179	$32.88928	0
01/01/2018 to 12/31/2018	$32.88928	$30.67160	0
01/01/2019 to 12/31/2019	$30.67160	$36.15152	0
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$16.25841	$16.46102	0
01/01/2013 to 12/31/2013	$16.46102	$22.42482	0
01/01/2014 to 12/31/2014	$22.42482	$23.47944	0
01/01/2015 to 12/31/2015	$23.47944	$21.30964	0
01/01/2016 to 12/31/2016	$21.30964	$27.15416	0
01/01/2017 to 12/31/2017	$27.15416	$29.47915	0
01/01/2018 to 12/31/2018	$29.47915	$25.02152	0
01/01/2019 to 12/31/2019	$25.02152	$30.34535	0
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$13.25204	$14.76649	0
01/01/2013 to 12/31/2013	$14.76649	$16.37491	0
01/01/2014 to 12/31/2014	$16.37491	$16.29469	0
01/01/2015 to 12/31/2015	$16.29469	$16.36896	0
01/01/2016 to 12/31/2016	$16.36896	$19.70519	0
01/01/2017 to 12/31/2017	$19.70519	$19.08484	0
01/01/2018 to 12/31/2018	$19.08484	$16.03112	0
01/01/2019 to 12/31/2019	$16.03112	$18.20549	0
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$12.53431	$13.86526	0
01/01/2013 to 12/31/2013	$13.86526	$11.09759	0
01/01/2014 to 12/31/2014	$11.09759	$14.97728	77
01/01/2015 to 12/31/2015	$14.97728	$13.98408	76
01/01/2016 to 12/31/2016	$13.98408	$13.79512	94
01/01/2017 to 12/31/2017	$13.79512	$14.94570	0
01/01/2018 to 12/31/2018	$14.94570	$13.98589	0
01/01/2019 to 12/31/2019	$13.98589	$16.36070	0
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$26.23616	$26.78000	0
01/01/2013 to 12/31/2013	$26.78000	$45.21053	0
01/01/2014 to 12/31/2014	$45.21053	$51.59955	0
01/01/2015 to 12/31/2015	$51.59955	$46.38661	0
01/01/2016 to 12/31/2016	$46.38661	$63.30237	0
01/01/2017 to 12/31/2017	$63.30237	$80.71627	0
01/01/2018 to 12/31/2018	$80.71627	$58.48423	0
01/01/2019 to 12/31/2019	$58.48423	$85.52612	0
ProFund VP Utilities
04/02/2012 to 12/31/2012	$14.80405	$14.90624	0
01/01/2013 to 12/31/2013	$14.90624	$16.71342	0
01/01/2014 to 12/31/2014	$16.71342	$20.81876	1,103
01/01/2015 to 12/31/2015	$20.81876	$19.28112	0
01/01/2016 to 12/31/2016	$19.28112	$21.95545	0
01/01/2017 to 12/31/2017	$21.95545	$24.03706	0
01/01/2018 to 12/31/2018	$24.03706	$24.46939	0
01/01/2019 to 12/31/2019	$24.46939	$29.75122	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF SP International Growth Portfolio
04/02/2012 to 12/31/2012	$15.04683	$15.52991	0
01/01/2013 to 12/31/2013	$15.52991	$18.26639	0
01/01/2014 to 12/31/2014	$18.26639	$17.04169	0
01/01/2015 to 12/31/2015	$17.04169	$17.43053	0
01/01/2016 to 12/31/2016	$17.43053	$16.63001	0
01/01/2017 to 12/31/2017	$16.63001	$22.34918	0
01/01/2018 to 12/31/2018	$22.34918	$19.28011	0
01/01/2019 to 12/31/2019	$19.28011	$25.25553	421
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.21889	$14.40657	0
01/01/2013 to 12/31/2013	$14.40657	$17.09747	0
01/01/2014 to 12/31/2014	$17.09747	$16.02120	0
01/01/2015 to 12/31/2015	$16.02120	$16.21693	0
01/01/2016 to 12/31/2016	$16.21693	$16.56931	1,019
01/01/2017 to 12/31/2017	$16.56931	$20.47134	1,167
01/01/2018 to 12/31/2018	$20.47134	$16.84037	1,167
01/01/2019 to 12/31/2019	$16.84037	$19.24679	2,167
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$17.30262	$17.15217	0
01/01/2013 to 12/31/2013	$17.15217	$23.79776	0
01/01/2014 to 12/31/2014	$23.79776	$24.51054	0
01/01/2015 to 12/31/2015	$24.51054	$24.64633	0
01/01/2016 to 12/31/2016	$24.64633	$24.57523	0
01/01/2017 to 12/31/2017	$24.57523	$32.81743	0
01/01/2018 to 12/31/2018	$32.81743	$32.63940	0
01/01/2019 to 12/31/2019	$32.63940	$44.37383	86
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.44474	$12.43724	0
01/01/2013 to 12/31/2013	$12.43724	$18.52844	0
01/01/2014 to 12/31/2014	$18.52844	$18.02701	0
01/01/2015 to 12/31/2015	$18.02701	$17.36775	0
01/01/2016 to 12/31/2016	$17.36775	$18.57854	196
01/01/2017 to 12/31/2017	$18.57854	$23.18932	565
01/01/2018 to 12/31/2018	$23.18932	$23.28277	778
01/01/2019 to 12/31/2019	$23.28277	$28.86960	548
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any two of GRO Plus, EBP or HAV or with any one of combo 5% or HDV Cliff M&E (1.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
04/02/2012 to 12/31/2012	$15.98109	$17.13777	0
01/01/2013 to 12/31/2013	$17.13777	$18.63781	0
01/01/2014 to 12/31/2014	$18.63781	$18.85444	0
01/01/2015 to 12/31/2015	$18.85444	$18.66634	0
01/01/2016 to 12/31/2016	$18.66634	$20.11312	0
01/01/2017 to 12/31/2017	$20.11312	$20.83563	0
01/01/2018 to 12/31/2018	$20.83563	$20.46880	0
01/01/2019 to 12/31/2019	$20.46880	$22.74856	0
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.42288	$11.73145	1,346,497
01/01/2013 to 12/31/2013	$11.73145	$12.75317	1,371,076
01/01/2014 to 12/31/2014	$12.75317	$13.08780	1,367,935
01/01/2015 to 12/31/2015	$13.08780	$12.52082	1,344,431
01/01/2016 to 12/31/2016	$12.52082	$13.16115	1,692,192
01/01/2017 to 12/31/2017	$13.16115	$14.64750	1,980,986
01/01/2018 to 12/31/2018	$14.64750	$13.30030	1,941,249
01/01/2019 to 12/31/2019	$13.30030	$15.25816	2,053,500
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$12.17750	$12.53032	631,188
01/01/2013 to 12/31/2013	$12.53032	$14.43699	646,076
01/01/2014 to 12/31/2014	$14.43699	$15.14267	672,879
01/01/2015 to 12/31/2015	$15.14267	$15.08868	690,761
01/01/2016 to 12/31/2016	$15.08868	$15.97547	1,064,692
01/01/2017 to 12/31/2017	$15.97547	$18.46528	1,303,181
01/01/2018 to 12/31/2018	$18.46528	$17.17753	1,342,602
01/01/2019 to 12/31/2019	$17.17753	$20.69178	1,368,828
AST AllianzGI World Trends Portfolio
04/02/2012 to 12/31/2012	$10.22494	$10.27023	879,464
01/01/2013 to 12/31/2013	$10.27023	$11.41491	850,564
01/01/2014 to 12/31/2014	$11.41491	$11.86367	816,461
01/01/2015 to 12/31/2015	$11.86367	$11.70779	871,126
01/01/2016 to 12/31/2016	$11.70779	$12.13063	816,413
01/01/2017 to 12/31/2017	$12.13063	$13.93806	825,115
01/01/2018 to 12/31/2018	$13.93806	$12.68821	730,383
01/01/2019 to 12/31/2019	$12.68821	$14.80588	840,429
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99905	$11.67760	4,797
01/01/2014 to 12/31/2014	$11.67760	$13.06342	2,877
01/01/2015 to 12/31/2015	$13.06342	$13.13622	5,681
01/01/2016 to 12/31/2016	$13.13622	$14.37526	8,213
01/01/2017 to 12/31/2017	$14.37526	$17.35583	4,900
01/01/2018 to 12/31/2018	$17.35583	$15.75975	6,640
01/01/2019 to 12/31/2019	$15.75975	$19.09597	4,676

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.07111	$12.23806	2,216,155
01/01/2013 to 12/31/2013	$12.23806	$14.23209	2,221,933
01/01/2014 to 12/31/2014	$14.23209	$14.98587	2,224,012
01/01/2015 to 12/31/2015	$14.98587	$14.88410	2,349,704
01/01/2016 to 12/31/2016	$14.88410	$15.63978	2,501,816
01/01/2017 to 12/31/2017	$15.63978	$17.76486	2,607,982
01/01/2018 to 12/31/2018	$17.76486	$16.69312	2,651,103
01/01/2019 to 12/31/2019	$16.69312	$19.70529	2,896,600
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.86352	$10.17405	38,432
01/01/2013 to 12/31/2013	$10.17405	$11.14856	46,603
01/01/2014 to 12/31/2014	$11.14856	$11.55977	59,052
01/01/2015 to 12/31/2015	$11.55977	$11.08404	87,149
01/01/2016 to 12/31/2016	$11.08404	$11.71944	101,895
01/01/2017 to 12/31/2017	$11.71944	$13.04607	101,698
01/01/2018 to 12/31/2018	$13.04607	$12.21454	94,130
01/01/2019 to 12/31/2019	$12.21454	$14.20173	79,785
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$12.92468	$13.23966	146,946
01/01/2013 to 12/31/2013	$13.23966	$12.80276	293,078
01/01/2014 to 12/31/2014	$12.80276	$12.64317	338,182
01/01/2015 to 12/31/2015	$12.64317	$12.55841	508,243
01/01/2016 to 12/31/2016	$12.55841	$12.61743	534,367
01/01/2017 to 12/31/2017	$12.61743	$12.68555	566,890
01/01/2018 to 12/31/2018	$12.68555	$12.63222	476,237
01/01/2019 to 12/31/2019	$12.63222	$13.06417	479,137
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$15.15759	$15.97267	838,162
01/01/2013 to 12/31/2013	$15.97267	$15.49891	755,745
01/01/2014 to 12/31/2014	$15.49891	$15.96900	807,741
01/01/2015 to 12/31/2015	$15.96900	$15.45265	840,473
01/01/2016 to 12/31/2016	$15.45265	$15.92099	873,923
01/01/2017 to 12/31/2017	$15.92099	$16.42485	1,034,248
01/01/2018 to 12/31/2018	$16.42485	$16.12775	926,423
01/01/2019 to 12/31/2019	$16.12775	$17.41303	1,025,892
AST Bond Portfolio 2020
04/02/2012 to 12/31/2012	$11.35105	$12.05896	0
01/01/2013 to 12/31/2013	$12.05896	$11.14357	0
01/01/2014 to 12/31/2014	$11.14357	$11.69391	0
01/01/2015 to 12/31/2015	$11.69391	$11.73602	0
01/01/2016 to 12/31/2016	$11.73602	$11.82830	0
01/01/2017 to 12/31/2017	$11.82830	$11.79610	0
01/01/2018 to 12/31/2018	$11.79610	$11.69357	0
01/01/2019 to 12/31/2019	$11.69357	$11.96350	0
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.74830	$11.81303	1,825,382
01/01/2013 to 12/31/2013	$11.81303	$14.32559	2,003,360
01/01/2014 to 12/31/2014	$14.32559	$15.15144	2,316,265
01/01/2015 to 12/31/2015	$15.15144	$15.05716	2,410,163
01/01/2016 to 12/31/2016	$15.05716	$15.90188	3,014,814
01/01/2017 to 12/31/2017	$15.90188	$18.53166	3,615,814
01/01/2018 to 12/31/2018	$18.53166	$17.17845	3,830,612
01/01/2019 to 12/31/2019	$17.17845	$20.75876	4,008,316

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99905	$11.71377	11,466
01/01/2014 to 12/31/2014	$11.71377	$13.15494	39,712
01/01/2015 to 12/31/2015	$13.15494	$12.53932	46,834
01/01/2016 to 12/31/2016	$12.53932	$14.24157	80,233
01/01/2017 to 12/31/2017	$14.24157	$16.66899	138,597
01/01/2018 to 12/31/2018	$16.66899	$15.69103	157,870
01/01/2019 to 12/31/2019	$15.69103	$20.32370	187,676
AST Cohen & Steers Global Realty Portfolio
04/02/2012 to 12/31/2012	$10.27819	$11.44037	32,283
01/01/2013 to 12/31/2013	$11.44037	$11.80048	20,604
01/01/2014 to 12/31/2014	$11.80048	$13.28890	23,715
01/01/2015 to 12/31/2015	$13.28890	$13.12436	23,748
01/01/2016 to 12/31/2016	$13.12436	$13.08979	20,765
01/01/2017 to 12/31/2017	$13.08979	$14.34821	23,747
01/01/2018 to 12/31/2018	$14.34821	$13.51442	17,701
01/01/2019 to 12/31/2019	$13.51442	$16.71561	22,370
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$28.79089	$29.74759	27,252
01/01/2013 to 12/31/2013	$29.74759	$30.32683	36,608
01/01/2014 to 12/31/2014	$30.32683	$39.24533	38,386
01/01/2015 to 12/31/2015	$39.24533	$40.67319	40,889
01/01/2016 to 12/31/2016	$40.67319	$42.14203	59,607
01/01/2017 to 12/31/2017	$42.14203	$44.26022	58,009
01/01/2018 to 12/31/2018	$44.26022	$41.66846	49,566
01/01/2019 to 12/31/2019	$41.66846	$54.04722	40,564
AST Fidelity Institutional AM® Quantitative Portfolio
04/02/2012 to 12/31/2012	$10.61996	$10.87827	794,402
01/01/2013 to 12/31/2013	$10.87827	$12.34038	750,114
01/01/2014 to 12/31/2014	$12.34038	$12.58286	739,676
01/01/2015 to 12/31/2015	$12.58286	$12.56144	700,907
01/01/2016 to 12/31/2016	$12.56144	$12.94533	771,045
01/01/2017 to 12/31/2017	$12.94533	$14.90464	1,030,420
01/01/2018 to 12/31/2018	$14.90464	$13.59133	1,025,408
01/01/2019 to 12/31/2019	$13.59133	$16.12212	1,108,481
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$10.92780	$10.98324	752,656
01/01/2013 to 12/31/2013	$10.98324	$11.92323	696,614
01/01/2014 to 12/31/2014	$11.92323	$12.26241	670,322
01/01/2015 to 12/31/2015	$12.26241	$12.01113	638,328
01/01/2016 to 12/31/2016	$12.01113	$12.49725	629,938
01/01/2017 to 12/31/2017	$12.49725	$13.87142	761,629
01/01/2018 to 12/31/2018	$13.87142	$12.74341	646,355
01/01/2019 to 12/31/2019	$12.74341	$14.61510	756,959
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$24.25200	$24.63485	33,805
01/01/2013 to 12/31/2013	$24.63485	$33.80306	33,279
01/01/2014 to 12/31/2014	$33.80306	$35.81955	34,985
01/01/2015 to 12/31/2015	$35.81955	$33.46228	35,455
01/01/2016 to 12/31/2016	$33.46228	$41.12014	34,265
01/01/2017 to 12/31/2017	$41.12014	$45.60262	49,429
01/01/2018 to 12/31/2018	$45.60262	$38.73581	46,972
01/01/2019 to 12/31/2019	$38.73581	$46.95784	54,103

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$10.56259	$10.47243	130,013
01/01/2013 to 12/31/2013	$10.47243	$10.35198	288,635
01/01/2014 to 12/31/2014	$10.35198	$10.23256	603,201
01/01/2015 to 12/31/2015	$10.23256	$10.11537	887,511
01/01/2016 to 12/31/2016	$10.11537	$9.99892	1,091,222
01/01/2017 to 12/31/2017	$9.99892	$9.91760	1,364,762
01/01/2018 to 12/31/2018	$9.91760	$9.93035	976,063
01/01/2019 to 12/31/2019	$9.93035	$9.98206	880,313
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$17.68913	$19.02103	45,575
01/01/2013 to 12/31/2013	$19.02103	$20.15241	48,884
01/01/2014 to 12/31/2014	$20.15241	$20.43015	64,482
01/01/2015 to 12/31/2015	$20.43015	$19.47561	78,322
01/01/2016 to 12/31/2016	$19.47561	$22.21607	90,375
01/01/2017 to 12/31/2017	$22.21607	$23.60195	95,662
01/01/2018 to 12/31/2018	$23.60195	$22.86571	75,770
01/01/2019 to 12/31/2019	$22.86571	$26.06087	83,720
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$12.79537	$13.24107	17,860
01/01/2013 to 12/31/2013	$13.24107	$18.30614	55,359
01/01/2014 to 12/31/2014	$18.30614	$20.58315	95,330
01/01/2015 to 12/31/2015	$20.58315	$18.75215	104,775
01/01/2016 to 12/31/2016	$18.75215	$22.22327	134,823
01/01/2017 to 12/31/2017	$22.22327	$26.18460	135,124
01/01/2018 to 12/31/2018	$26.18460	$22.21903	123,652
01/01/2019 to 12/31/2019	$22.21903	$28.44776	115,816
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$18.71924	$19.11984	60,384
01/01/2013 to 12/31/2013	$19.11984	$22.50160	116,775
01/01/2014 to 12/31/2014	$22.50160	$21.01402	177,592
01/01/2015 to 12/31/2015	$21.01402	$21.42624	245,505
01/01/2016 to 12/31/2016	$21.42624	$20.38006	224,871
01/01/2017 to 12/31/2017	$20.38006	$27.28312	204,484
01/01/2018 to 12/31/2018	$27.28312	$23.37260	183,753
01/01/2019 to 12/31/2019	$23.37260	$30.52278	157,252
AST International Value Portfolio
04/02/2012 to 12/31/2012	$19.44091	$20.00622	30,153
01/01/2013 to 12/31/2013	$20.00622	$23.62592	46,439
01/01/2014 to 12/31/2014	$23.62592	$21.78865	63,246
01/01/2015 to 12/31/2015	$21.78865	$21.71414	75,017
01/01/2016 to 12/31/2016	$21.71414	$21.58945	76,371
01/01/2017 to 12/31/2017	$21.58945	$26.21036	88,439
01/01/2018 to 12/31/2018	$26.21036	$21.72686	91,301
01/01/2019 to 12/31/2019	$21.72686	$25.77726	81,233
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$14.68429	$15.62094	988,824
01/01/2013 to 12/31/2013	$15.62094	$14.95003	316,915
01/01/2014 to 12/31/2014	$14.95003	$15.77257	351,974
01/01/2015 to 12/31/2015	$15.77257	$15.77414	965,478
01/01/2016 to 12/31/2016	$15.77414	$16.24865	1,319,744
01/01/2017 to 12/31/2017	$16.24865	$16.75492	965,826
01/01/2018 to 12/31/2018	$16.75492	$16.51705	4,412,839
01/01/2019 to 12/31/2019	$16.51705	$18.16065	2,305,776

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$10.74180	$10.85735	677,571
01/01/2013 to 12/31/2013	$10.85735	$12.48000	712,642
01/01/2014 to 12/31/2014	$12.48000	$13.12163	651,318
01/01/2015 to 12/31/2015	$13.12163	$12.83493	567,748
01/01/2016 to 12/31/2016	$12.83493	$13.34948	549,428
01/01/2017 to 12/31/2017	$13.34948	$15.43384	598,524
01/01/2018 to 12/31/2018	$15.43384	$14.13087	557,430
01/01/2019 to 12/31/2019	$14.13087	$16.68246	677,437
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$18.18822	$19.14382	64,570
01/01/2013 to 12/31/2013	$19.14382	$21.83054	78,923
01/01/2014 to 12/31/2014	$21.83054	$20.20591	74,393
01/01/2015 to 12/31/2015	$20.20591	$19.41548	84,523
01/01/2016 to 12/31/2016	$19.41548	$19.56338	84,580
01/01/2017 to 12/31/2017	$19.56338	$25.06940	105,044
01/01/2018 to 12/31/2018	$25.06940	$20.45086	92,560
01/01/2019 to 12/31/2019	$20.45086	$25.71909	101,213
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$16.61551	$17.06189	218,413
01/01/2013 to 12/31/2013	$17.06189	$18.72635	216,556
01/01/2014 to 12/31/2014	$18.72635	$19.51967	214,800
01/01/2015 to 12/31/2015	$19.51967	$19.26002	238,103
01/01/2016 to 12/31/2016	$19.26002	$19.76969	298,974
01/01/2017 to 12/31/2017	$19.76969	$21.91581	424,497
01/01/2018 to 12/31/2018	$21.91581	$20.55204	459,032
01/01/2019 to 12/31/2019	$20.55204	$23.28362	511,822
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.49368	$12.83791	22,569
01/01/2013 to 12/31/2013	$12.83791	$17.32156	96,833
01/01/2014 to 12/31/2014	$17.32156	$18.74970	86,659
01/01/2015 to 12/31/2015	$18.74970	$20.50502	58,058
01/01/2016 to 12/31/2016	$20.50502	$19.97282	64,924
01/01/2017 to 12/31/2017	$19.97282	$26.81763	73,693
01/01/2018 to 12/31/2018	$26.81763	$26.08052	63,856
01/01/2019 to 12/31/2019	$26.08052	$34.18579	73,418
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.39134	$16.58069	113,942
01/01/2013 to 12/31/2013	$16.58069	$22.39066	238,651
01/01/2014 to 12/31/2014	$22.39066	$24.47699	298,328
01/01/2015 to 12/31/2015	$24.47699	$26.63237	408,083
01/01/2016 to 12/31/2016	$26.63237	$27.79454	394,455
01/01/2017 to 12/31/2017	$27.79454	$36.53961	373,277
01/01/2018 to 12/31/2018	$36.53961	$35.14651	298,009
01/01/2019 to 12/31/2019	$35.14651	$45.73150	252,176
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$21.23593	$22.46370	45,046
01/01/2013 to 12/31/2013	$22.46370	$28.34159	41,487
01/01/2014 to 12/31/2014	$28.34159	$29.03280	43,931
01/01/2015 to 12/31/2015	$29.03280	$28.27838	61,199
01/01/2016 to 12/31/2016	$28.27838	$29.94182	73,918
01/01/2017 to 12/31/2017	$29.94182	$36.65447	107,585
01/01/2018 to 12/31/2018	$36.65447	$32.76974	101,197
01/01/2019 to 12/31/2019	$32.76974	$42.09698	103,960

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99905	$10.35923	64,385
01/01/2013 to 12/31/2013	$10.35923	$12.17693	99,126
01/01/2014 to 12/31/2014	$12.17693	$12.65540	83,665
01/01/2015 to 12/31/2015	$12.65540	$12.35457	86,979
01/01/2016 to 12/31/2016	$12.35457	$12.74052	98,239
01/01/2017 to 12/31/2017	$12.74052	$14.67137	109,246
01/01/2018 to 12/31/2018	$14.67137	$13.30179	98,639
01/01/2019 to 12/31/2019	$13.30179	$16.14192	97,019
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$16.05419	$16.01664	41,995
01/01/2013 to 12/31/2013	$16.01664	$21.64398	52,397
01/01/2014 to 12/31/2014	$21.64398	$23.25865	68,684
01/01/2015 to 12/31/2015	$23.25865	$24.65326	83,815
01/01/2016 to 12/31/2016	$24.65326	$24.83605	86,437
01/01/2017 to 12/31/2017	$24.83605	$32.09019	81,202
01/01/2018 to 12/31/2018	$32.09019	$32.40122	78,681
01/01/2019 to 12/31/2019	$32.40122	$44.12876	91,821
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99905	$10.21609	0
01/01/2013 to 12/31/2013	$10.21609	$13.58304	659
01/01/2014 to 12/31/2014	$13.58304	$14.79866	7,626
01/01/2015 to 12/31/2015	$14.79866	$14.52268	15,094
01/01/2016 to 12/31/2016	$14.52268	$16.28626	24,534
01/01/2017 to 12/31/2017	$16.28626	$18.89098	115,187
01/01/2018 to 12/31/2018	$18.89098	$16.77730	133,931
01/01/2019 to 12/31/2019	$16.77730	$21.45146	122,608
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$23.00831	$23.16935	61,641
01/01/2013 to 12/31/2013	$23.16935	$30.27566	74,871
01/01/2014 to 12/31/2014	$30.27566	$33.37730	69,326
01/01/2015 to 12/31/2015	$33.37730	$31.11769	159,147
01/01/2016 to 12/31/2016	$31.11769	$31.26639	160,642
01/01/2017 to 12/31/2017	$31.26639	$39.28086	197,295
01/01/2018 to 12/31/2018	$39.28086	$37.13830	174,007
01/01/2019 to 12/31/2019	$37.13830	$47.78169	164,684
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.36135	$21.83736	41,521
01/01/2013 to 12/31/2013	$21.83736	$30.65412	82,935
01/01/2014 to 12/31/2014	$30.65412	$34.61962	87,437
01/01/2015 to 12/31/2015	$34.61962	$32.29259	114,334
01/01/2016 to 12/31/2016	$32.29259	$37.74107	129,984
01/01/2017 to 12/31/2017	$37.74107	$42.45240	138,209
01/01/2018 to 12/31/2018	$42.45240	$35.06172	126,359
01/01/2019 to 12/31/2019	$35.06172	$41.94201	131,608
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$10.02433	$10.21135	173,167
01/01/2013 to 12/31/2013	$10.21135	$10.11647	175,990
01/01/2014 to 12/31/2014	$10.11647	$9.53185	171,468
01/01/2015 to 12/31/2015	$9.53185	$7.84621	170,531
01/01/2016 to 12/31/2016	$7.84621	$8.71492	127,647
01/01/2017 to 12/31/2017	$8.71492	$10.88736	191,547
01/01/2018 to 12/31/2018	$10.88736	$9.24990	167,035
01/01/2019 to 12/31/2019	$9.24990	$10.36409	172,403

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.61695	$12.94774	839,716
01/01/2013 to 12/31/2013	$12.94774	$13.97780	738,781
01/01/2014 to 12/31/2014	$13.97780	$14.61518	800,719
01/01/2015 to 12/31/2015	$14.61518	$14.46791	852,432
01/01/2016 to 12/31/2016	$14.46791	$15.09201	1,187,643
01/01/2017 to 12/31/2017	$15.09201	$16.43017	1,381,775
01/01/2018 to 12/31/2018	$16.43017	$15.77899	1,583,735
01/01/2019 to 12/31/2019	$15.77899	$17.89655	1,668,074
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.19825	$10.67182	19,739
01/01/2013 to 12/31/2013	$10.67182	$10.30506	13,958
01/01/2014 to 12/31/2014	$10.30506	$10.80394	19,583
01/01/2015 to 12/31/2015	$10.80394	$10.65105	132,662
01/01/2016 to 12/31/2016	$10.65105	$10.97189	149,375
01/01/2017 to 12/31/2017	$10.97189	$11.46115	169,950
01/01/2018 to 12/31/2018	$11.46115	$11.23653	130,803
01/01/2019 to 12/31/2019	$11.23653	$12.19072	191,679
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$10.17844	$10.29804	1,426,557
01/01/2013 to 12/31/2013	$10.29804	$11.91281	1,452,243
01/01/2014 to 12/31/2014	$11.91281	$12.85892	1,435,017
01/01/2015 to 12/31/2015	$12.85892	$12.63327	2,251,001
01/01/2016 to 12/31/2016	$12.63327	$13.74886	2,352,964
01/01/2017 to 12/31/2017	$13.74886	$15.77877	4,694,811
01/01/2018 to 12/31/2018	$15.77877	$14.41177	4,370,207
01/01/2019 to 12/31/2019	$14.41177	$16.97822	4,562,932
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99905	$11.71727	0
01/01/2014 to 12/31/2014	$11.71727	$13.34785	0
01/01/2015 to 12/31/2015	$13.34785	$13.39792	1,097
01/01/2016 to 12/31/2016	$13.39792	$14.68189	3,952
01/01/2017 to 12/31/2017	$14.68189	$17.62100	932
01/01/2018 to 12/31/2018	$17.62100	$16.17171	1,377
01/01/2019 to 12/31/2019	$16.17171	$20.01226	3,099
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$15.15608	$15.38703	68,326
01/01/2013 to 12/31/2013	$15.38703	$20.14235	76,396
01/01/2014 to 12/31/2014	$20.14235	$23.33800	105,836
01/01/2015 to 12/31/2015	$23.33800	$23.77992	103,351
01/01/2016 to 12/31/2016	$23.77992	$26.99669	98,814
01/01/2017 to 12/31/2017	$26.99669	$32.62494	96,165
01/01/2018 to 12/31/2018	$32.62494	$29.59802	72,241
01/01/2019 to 12/31/2019	$29.59802	$36.41567	80,643
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.87342	$9.98908	0
01/01/2013 to 12/31/2013	$9.98908	$12.08574	33,710
01/01/2014 to 12/31/2014	$12.08574	$12.72333	39
01/01/2015 to 12/31/2015	$12.72333	$12.59596	24,806
01/01/2016 to 12/31/2016	$12.59596	$13.23853	35,587
01/01/2017 to 12/31/2017	$13.23853	$15.46703	92,538
01/01/2018 to 12/31/2018	$15.46703	$14.29023	45,882
01/01/2019 to 12/31/2019	$14.29023	$17.12127	39,465

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$27.20851	$25.84752	36,427
01/01/2013 to 12/31/2013	$25.84752	$35.97775	46,755
01/01/2014 to 12/31/2014	$35.97775	$37.32114	53,798
01/01/2015 to 12/31/2015	$37.32114	$37.38441	73,156
01/01/2016 to 12/31/2016	$37.38441	$39.80047	71,685
01/01/2017 to 12/31/2017	$39.80047	$50.23818	81,026
01/01/2018 to 12/31/2018	$50.23818	$44.27268	75,959
01/01/2019 to 12/31/2019	$44.27268	$59.72971	71,122
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.19547	$18.44439	14,615
01/01/2013 to 12/31/2013	$18.44439	$24.64517	62,996
01/01/2014 to 12/31/2014	$24.64517	$25.29233	49,354
01/01/2015 to 12/31/2015	$25.29233	$25.19795	36,188
01/01/2016 to 12/31/2016	$25.19795	$27.91679	49,676
01/01/2017 to 12/31/2017	$27.91679	$34.19651	58,328
01/01/2018 to 12/31/2018	$34.19651	$30.96054	53,523
01/01/2019 to 12/31/2019	$30.96054	$39.82271	47,770
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.02979	$21.45694	35,533
01/01/2013 to 12/31/2013	$21.45694	$29.14296	92,549
01/01/2014 to 12/31/2014	$29.14296	$30.32547	102,295
01/01/2015 to 12/31/2015	$30.32547	$28.68481	138,803
01/01/2016 to 12/31/2016	$28.68481	$36.63634	142,295
01/01/2017 to 12/31/2017	$36.63634	$38.87681	140,546
01/01/2018 to 12/31/2018	$38.87681	$31.86581	120,768
01/01/2019 to 12/31/2019	$31.86581	$38.42271	112,213
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$17.73126	$18.19671	1,271,409
01/01/2013 to 12/31/2013	$18.19671	$21.01532	1,276,857
01/01/2014 to 12/31/2014	$21.01532	$21.99507	1,236,928
01/01/2015 to 12/31/2015	$21.99507	$21.75133	1,537,320
01/01/2016 to 12/31/2016	$21.75133	$23.12371	1,555,690
01/01/2017 to 12/31/2017	$23.12371	$26.38027	1,430,507
01/01/2018 to 12/31/2018	$26.38027	$24.68635	1,592,537
01/01/2019 to 12/31/2019	$24.68635	$29.48905	1,604,235
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$18.29835	$17.69596	59,479
01/01/2013 to 12/31/2013	$17.69596	$25.19378	99,275
01/01/2014 to 12/31/2014	$25.19378	$26.98245	119,471
01/01/2015 to 12/31/2015	$26.98245	$29.22824	171,252
01/01/2016 to 12/31/2016	$29.22824	$29.67248	212,826
01/01/2017 to 12/31/2017	$29.67248	$40.44466	299,994
01/01/2018 to 12/31/2018	$40.44466	$41.52283	254,830
01/01/2019 to 12/31/2019	$41.52283	$52.63262	228,881
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$16.87885	$16.85722	14,645
01/01/2013 to 12/31/2013	$16.85722	$22.43375	38,184
01/01/2014 to 12/31/2014	$22.43375	$22.52136	26,343
01/01/2015 to 12/31/2015	$22.52136	$20.91256	46,475
01/01/2016 to 12/31/2016	$20.91256	$21.93945	42,541
01/01/2017 to 12/31/2017	$21.93945	$25.27752	56,358
01/01/2018 to 12/31/2018	$25.27752	$22.55913	50,570
01/01/2019 to 12/31/2019	$22.55913	$28.09092	461,302

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$28.80378	$27.66423	69,365
01/01/2013 to 12/31/2013	$27.66423	$31.55217	68,307
01/01/2014 to 12/31/2014	$31.55217	$28.58181	73,225
01/01/2015 to 12/31/2015	$28.58181	$22.81364	62,726
01/01/2016 to 12/31/2016	$22.81364	$28.10298	59,740
01/01/2017 to 12/31/2017	$28.10298	$30.64377	75,172
01/01/2018 to 12/31/2018	$30.64377	$25.24527	60,738
01/01/2019 to 12/31/2019	$25.24527	$29.16386	77,351
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$15.46034	$15.89989	53,980
01/01/2013 to 12/31/2013	$15.89989	$15.12712	113,438
01/01/2014 to 12/31/2014	$15.12712	$15.03645	132,013
01/01/2015 to 12/31/2015	$15.03645	$14.17720	186,850
01/01/2016 to 12/31/2016	$14.17720	$14.62513	194,200
01/01/2017 to 12/31/2017	$14.62513	$14.75245	206,055
01/01/2018 to 12/31/2018	$14.75245	$14.87346	166,119
01/01/2019 to 12/31/2019	$14.87346	$14.93819	167,134
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.38818	$21.08109	14,127
01/01/2013 to 12/31/2013	$21.08109	$27.59360	21,318
01/01/2014 to 12/31/2014	$27.59360	$31.35935	28,408
01/01/2015 to 12/31/2015	$31.35935	$28.95022	36,404
01/01/2016 to 12/31/2016	$28.95022	$32.62313	32,651
01/01/2017 to 12/31/2017	$32.62313	$38.22466	48,069
01/01/2018 to 12/31/2018	$38.22466	$31.53878	37,836
01/01/2019 to 12/31/2019	$31.53878	$37.14477	41,200
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$10.69764	$10.63747	348,044
01/01/2013 to 12/31/2013	$10.63747	$12.67114	412,006
01/01/2014 to 12/31/2014	$12.67114	$13.21489	513,376
01/01/2015 to 12/31/2015	$13.21489	$12.98026	452,512
01/01/2016 to 12/31/2016	$12.98026	$13.66841	566,775
01/01/2017 to 12/31/2017	$13.66841	$15.34832	598,746
01/01/2018 to 12/31/2018	$15.34832	$14.41283	521,809
01/01/2019 to 12/31/2019	$14.41283	$17.17544	500,705
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.74319	$12.29264	244,516
01/01/2013 to 12/31/2013	$12.29264	$11.96993	328,315
01/01/2014 to 12/31/2014	$11.96993	$12.68383	354,642
01/01/2015 to 12/31/2015	$12.68383	$12.69306	412,868
01/01/2016 to 12/31/2016	$12.69306	$13.19346	503,172
01/01/2017 to 12/31/2017	$13.19346	$13.86477	761,183
01/01/2018 to 12/31/2018	$13.86477	$13.39424	1,046,330
01/01/2019 to 12/31/2019	$13.39424	$14.86890	1,071,663
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.15287	$10.74161	1,688
01/01/2013 to 12/31/2013	$10.74161	$13.91360	1,859
01/01/2014 to 12/31/2014	$13.91360	$15.51786	13,794
01/01/2015 to 12/31/2015	$15.51786	$15.65635	19,434
01/01/2016 to 12/31/2016	$15.65635	$17.76932	25,698
01/01/2017 to 12/31/2017	$17.76932	$19.07163	60,004
01/01/2018 to 12/31/2018	$19.07163	$17.42327	49,003
01/01/2019 to 12/31/2019	$17.42327	$21.54439	35,050

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
04/02/2012 to 12/31/2012	$16.91025	$17.89855	2,635
01/01/2013 to 12/31/2013	$17.89855	$24.86577	6,228
01/01/2014 to 12/31/2014	$24.86577	$29.41449	13,970
01/01/2015 to 12/31/2015	$29.41449	$29.99595	25,590
01/01/2016 to 12/31/2016	$29.99595	$26.25349	18,642
01/01/2017 to 12/31/2017	$26.25349	$30.05983	27,927
01/01/2018 to 12/31/2018	$30.05983	$29.98110	17,968
01/01/2019 to 12/31/2019	$29.98110	$39.26944	11,996
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05006	$9.79962	1,609
01/01/2013 to 12/31/2013	$9.79962	$13.27256	4,838
01/01/2014 to 12/31/2014	$13.27256	$14.17446	6,965
01/01/2015 to 12/31/2015	$14.17446	$14.18049	8,805
01/01/2016 to 12/31/2016	$14.18049	$14.12376	7,831
01/01/2017 to 12/31/2017	$14.12376	$17.10195	7,754
01/01/2018 to 12/31/2018	$17.10195	$15.96029	7,859
01/01/2019 to 12/31/2019	$15.96029	$21.19454	10,263
Invesco V.I. Technology Fund - Series I
04/02/2012 to 12/31/2012	$13.42828	$12.01003	0
01/01/2013 to 12/31/2013	$12.01003	$14.85697	0
01/01/2014 to 12/31/2014	$14.85697	$16.30918	0
01/01/2015 to 12/31/2015	$16.30918	$17.22031	0
01/01/2016 to 12/31/2016	$17.22031	$16.89405	0
01/01/2017 to 12/31/2017	$16.89405	$22.56765	0
01/01/2018 to 12/31/2018	$22.56765	$22.20535	0
01/01/2019 to 12/31/2019	$22.20535	$29.82558	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12660	$9.74939	80,684
01/01/2017 to 12/31/2017	$9.74939	$13.59816	65,164
01/01/2018 to 12/31/2018	$13.59816	$11.06062	46,434
01/01/2019 to 12/31/2019	$11.06062	$13.40245	44,379
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$25.92533	$25.83505	16,372
01/01/2013 to 12/31/2013	$25.83505	$29.36158	19,119
01/01/2014 to 12/31/2014	$29.36158	$28.56868	19,357
01/01/2015 to 12/31/2015	$28.56868	$25.59133	5,281
01/01/2016 to 12/31/2016	$25.59133	$25.45967	14,662
01/01/2017 to 12/31/2017	$25.45967	$33.44219	8,129
01/01/2018 to 12/31/2018	$33.44219	$26.90851	9,923
01/01/2019 to 12/31/2019	$26.90851	$33.59615	9,032
ProFund VP Banks
04/02/2012 to 12/31/2012	$5.82845	$5.89218	6,834
01/01/2013 to 12/31/2013	$5.89218	$7.77296	11,130
01/01/2014 to 12/31/2014	$7.77296	$8.48080	3,657
01/01/2015 to 12/31/2015	$8.48080	$8.34694	8,669
01/01/2016 to 12/31/2016	$8.34694	$10.16787	18,867
01/01/2017 to 12/31/2017	$10.16787	$11.85229	6,958
01/01/2018 to 12/31/2018	$11.85229	$9.61845	3,334
01/01/2019 to 12/31/2019	$9.61845	$12.97131	5,368

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$19.87926	$19.23714	2,363
01/01/2013 to 12/31/2013	$19.23714	$22.52103	5,126
01/01/2014 to 12/31/2014	$22.52103	$22.63756	3,695
01/01/2015 to 12/31/2015	$22.63756	$19.26179	5,489
01/01/2016 to 12/31/2016	$19.26179	$22.56168	12,165
01/01/2017 to 12/31/2017	$22.56168	$27.42307	15,000
01/01/2018 to 12/31/2018	$27.42307	$22.31942	6,980
01/01/2019 to 12/31/2019	$22.31942	$25.97194	6,179
ProFund VP Bear
04/02/2012 to 12/31/2012	$3.74389	$3.53584	19,447
01/01/2013 to 12/31/2013	$3.53584	$2.56720	3,712
01/01/2014 to 12/31/2014	$2.56720	$2.17614	12,989
01/01/2015 to 12/31/2015	$2.17614	$2.04516	29,748
01/01/2016 to 12/31/2016	$2.04516	$1.75778	49,401
01/01/2017 to 12/31/2017	$1.75778	$1.42545	29,479
01/01/2018 to 12/31/2018	$1.42545	$1.46603	9,686
01/01/2019 to 12/31/2019	$1.46603	$1.11657	9,942
ProFund VP Bull
04/02/2012 to 12/31/2012	$14.27536	$14.27366	361
01/01/2013 to 12/31/2013	$14.27366	$18.30797	3,106
01/01/2014 to 12/31/2014	$18.30797	$20.17296	9,487
01/01/2015 to 12/31/2015	$20.17296	$19.84970	24,949
01/01/2016 to 12/31/2016	$19.84970	$21.51769	16,477
01/01/2017 to 12/31/2017	$21.51769	$25.38515	12,942
01/01/2018 to 12/31/2018	$25.38515	$23.54927	15,685
01/01/2019 to 12/31/2019	$23.54927	$30.00161	6,660
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$17.02137	$17.10165	121
01/01/2013 to 12/31/2013	$17.10165	$21.71481	185
01/01/2014 to 12/31/2014	$21.71481	$23.66046	1,644
01/01/2015 to 12/31/2015	$23.66046	$24.36206	3,017
01/01/2016 to 12/31/2016	$24.36206	$24.93592	7,008
01/01/2017 to 12/31/2017	$24.93592	$28.36087	7,073
01/01/2018 to 12/31/2018	$28.36087	$23.88327	6,602
01/01/2019 to 12/31/2019	$23.88327	$29.87957	6,627
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$14.75075	$15.67450	0
01/01/2013 to 12/31/2013	$15.67450	$21.67171	1,460
01/01/2014 to 12/31/2014	$21.67171	$24.09195	183
01/01/2015 to 12/31/2015	$24.09195	$24.93169	2,071
01/01/2016 to 12/31/2016	$24.93169	$25.67716	1,665
01/01/2017 to 12/31/2017	$25.67716	$30.04475	1,904
01/01/2018 to 12/31/2018	$30.04475	$29.88006	1,239
01/01/2019 to 12/31/2019	$29.88006	$36.81395	1,084
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$15.17028	$16.11797	2,478
01/01/2013 to 12/31/2013	$16.11797	$19.37979	8,412
01/01/2014 to 12/31/2014	$19.37979	$17.50036	5,415
01/01/2015 to 12/31/2015	$17.50036	$15.41738	6,514
01/01/2016 to 12/31/2016	$15.41738	$16.43079	6,201
01/01/2017 to 12/31/2017	$16.43079	$19.44400	7,131
01/01/2018 to 12/31/2018	$19.44400	$16.50369	6,104
01/01/2019 to 12/31/2019	$16.50369	$19.21587	8,025

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
04/02/2012 to 12/31/2012	$8.12526	$8.35839	18,538
01/01/2013 to 12/31/2013	$8.35839	$10.91266	18,722
01/01/2014 to 12/31/2014	$10.91266	$12.18051	24,949
01/01/2015 to 12/31/2015	$12.18051	$11.86052	7,721
01/01/2016 to 12/31/2016	$11.86052	$13.52073	10,841
01/01/2017 to 12/31/2017	$13.52073	$15.79683	21,518
01/01/2018 to 12/31/2018	$15.79683	$13.98570	27,263
01/01/2019 to 12/31/2019	$13.98570	$18.00968	20,899
ProFund VP Health Care
04/02/2012 to 12/31/2012	$13.89079	$14.71307	1,007
01/01/2013 to 12/31/2013	$14.71307	$20.32621	1,351
01/01/2014 to 12/31/2014	$20.32621	$24.85416	6,058
01/01/2015 to 12/31/2015	$24.85416	$25.80252	18,060
01/01/2016 to 12/31/2016	$25.80252	$24.47285	16,208
01/01/2017 to 12/31/2017	$24.47285	$29.25260	20,742
01/01/2018 to 12/31/2018	$29.25260	$30.19700	15,477
01/01/2019 to 12/31/2019	$30.19700	$35.63210	11,440
ProFund VP Industrials
04/02/2012 to 12/31/2012	$17.29126	$17.56276	0
01/01/2013 to 12/31/2013	$17.56276	$23.99062	35
01/01/2014 to 12/31/2014	$23.99062	$25.03744	2,532
01/01/2015 to 12/31/2015	$25.03744	$23.90289	1,589
01/01/2016 to 12/31/2016	$23.90289	$27.77472	3,735
01/01/2017 to 12/31/2017	$27.77472	$33.60583	6,570
01/01/2018 to 12/31/2018	$33.60583	$28.97709	5,783
01/01/2019 to 12/31/2019	$28.97709	$37.37837	3,042
ProFund VP Japan
04/02/2012 to 12/31/2012	$10.56002	$10.73014	18,128
01/01/2013 to 12/31/2013	$10.73014	$15.72311	22,392
01/01/2014 to 12/31/2014	$15.72311	$16.04371	22,413
01/01/2015 to 12/31/2015	$16.04371	$16.78051	6,253
01/01/2016 to 12/31/2016	$16.78051	$16.65650	5,989
01/01/2017 to 12/31/2017	$16.65650	$19.50373	6,426
01/01/2018 to 12/31/2018	$19.50373	$17.03514	5,547
01/01/2019 to 12/31/2019	$17.03514	$20.20678	6,087
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$12.36950	$12.26389	613
01/01/2013 to 12/31/2013	$12.26389	$15.84047	2,285
01/01/2014 to 12/31/2014	$15.84047	$17.68255	22,166
01/01/2015 to 12/31/2015	$17.68255	$18.13577	19,493
01/01/2016 to 12/31/2016	$18.13577	$18.82688	14,739
01/01/2017 to 12/31/2017	$18.82688	$23.31797	19,956
01/01/2018 to 12/31/2018	$23.31797	$22.61976	18,185
01/01/2019 to 12/31/2019	$22.61976	$28.81932	13,374
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$10.47445	$10.59398	3,445
01/01/2013 to 12/31/2013	$10.59398	$13.60249	4,350
01/01/2014 to 12/31/2014	$13.60249	$14.85450	25,467
01/01/2015 to 12/31/2015	$14.85450	$13.98838	9,222
01/01/2016 to 12/31/2016	$13.98838	$15.96171	13,745
01/01/2017 to 12/31/2017	$15.96171	$17.89839	10,268
01/01/2018 to 12/31/2018	$17.89839	$15.81133	10,704
01/01/2019 to 12/31/2019	$15.81133	$20.28301	10,570

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$19.55519	$19.57097	1,950
01/01/2013 to 12/31/2013	$19.57097	$25.25127	1,616
01/01/2014 to 12/31/2014	$25.25127	$26.43148	6,433
01/01/2015 to 12/31/2015	$26.43148	$26.20159	11,726
01/01/2016 to 12/31/2016	$26.20159	$29.23601	5,115
01/01/2017 to 12/31/2017	$29.23601	$34.19125	2,532
01/01/2018 to 12/31/2018	$34.19125	$29.74786	2,849
01/01/2019 to 12/31/2019	$29.74786	$36.53455	3,968
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$19.13130	$19.60273	1,462
01/01/2013 to 12/31/2013	$19.60273	$25.60896	499
01/01/2014 to 12/31/2014	$25.60896	$27.89278	3,513
01/01/2015 to 12/31/2015	$27.89278	$25.30430	3,987
01/01/2016 to 12/31/2016	$25.30430	$31.10243	9,555
01/01/2017 to 12/31/2017	$31.10243	$34.00713	6,808
01/01/2018 to 12/31/2018	$34.00713	$29.14666	6,398
01/01/2019 to 12/31/2019	$29.14666	$35.74991	6,281
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$21.32023	$20.13475	322
01/01/2013 to 12/31/2013	$20.13475	$26.72494	1,572
01/01/2014 to 12/31/2014	$26.72494	$30.91010	8,595
01/01/2015 to 12/31/2015	$30.91010	$32.83237	11,932
01/01/2016 to 12/31/2016	$32.83237	$34.16159	12,414
01/01/2017 to 12/31/2017	$34.16159	$44.02624	14,373
01/01/2018 to 12/31/2018	$44.02624	$42.70350	13,150
01/01/2019 to 12/31/2019	$42.70350	$57.70529	9,423
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$27.88173	$27.00956	43,733
01/01/2013 to 12/31/2013	$27.00956	$33.12577	49,706
01/01/2014 to 12/31/2014	$33.12577	$29.18633	52,100
01/01/2015 to 12/31/2015	$29.18633	$22.10747	16,509
01/01/2016 to 12/31/2016	$22.10747	$27.13920	23,477
01/01/2017 to 12/31/2017	$27.13920	$25.97636	20,589
01/01/2018 to 12/31/2018	$25.97636	$20.48347	18,124
01/01/2019 to 12/31/2019	$20.48347	$21.97218	16,265
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$10.46314	$11.15332	27,932
01/01/2013 to 12/31/2013	$11.15332	$14.51199	29,884
01/01/2014 to 12/31/2014	$14.51199	$17.12229	31,113
01/01/2015 to 12/31/2015	$17.12229	$17.67755	4,809
01/01/2016 to 12/31/2016	$17.67755	$16.82240	6,040
01/01/2017 to 12/31/2017	$16.82240	$18.35186	5,697
01/01/2018 to 12/31/2018	$18.35186	$17.01527	4,844
01/01/2019 to 12/31/2019	$17.01527	$19.18110	2,129
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$20.74685	$18.04382	49,061
01/01/2013 to 12/31/2013	$18.04382	$11.06812	66,740
01/01/2014 to 12/31/2014	$11.06812	$8.32968	72,715
01/01/2015 to 12/31/2015	$8.32968	$5.52887	35,793
01/01/2016 to 12/31/2016	$5.52887	$8.51606	39,826
01/01/2017 to 12/31/2017	$8.51606	$8.86267	42,966
01/01/2018 to 12/31/2018	$8.86267	$7.58027	42,301
01/01/2019 to 12/31/2019	$7.58027	$10.93840	39,097

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$19.24660	$20.14349	959
01/01/2013 to 12/31/2013	$20.14349	$19.93029	1,179
01/01/2014 to 12/31/2014	$19.93029	$24.62978	2,882
01/01/2015 to 12/31/2015	$24.62978	$24.42545	9,441
01/01/2016 to 12/31/2016	$24.42545	$25.52741	4,405
01/01/2017 to 12/31/2017	$25.52741	$27.26578	7,047
01/01/2018 to 12/31/2018	$27.26578	$25.41504	6,935
01/01/2019 to 12/31/2019	$25.41504	$31.84534	5,024
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$3.34590	$2.84438	8,935
01/01/2013 to 12/31/2013	$2.84438	$3.27500	44,093
01/01/2014 to 12/31/2014	$3.27500	$2.25765	42,173
01/01/2015 to 12/31/2015	$2.25765	$2.19629	46,524
01/01/2016 to 12/31/2016	$2.19629	$2.05907	45,027
01/01/2017 to 12/31/2017	$2.05907	$1.79320	21,312
01/01/2018 to 12/31/2018	$1.79320	$1.84620	19,011
01/01/2019 to 12/31/2019	$1.84620	$1.50709	27,800
ProFund VP Short Mid-Cap
04/02/2012 to 12/31/2012	$3.80523	$3.52227	0
01/01/2013 to 12/31/2013	$3.52227	$2.51734	0
01/01/2014 to 12/31/2014	$2.51734	$2.17889	0
01/01/2015 to 12/31/2015	$2.17889	$2.11706	0
01/01/2016 to 12/31/2016	$2.11706	$1.67029	0
01/01/2017 to 12/31/2017	$1.67029	$1.40571	0
01/01/2018 to 12/31/2018	$1.40571	$1.54196	0
01/01/2019 to 12/31/2019	$1.54196	$1.20161	0
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$2.30977	$2.29660	47,073
01/01/2013 to 12/31/2013	$2.29660	$1.60270	65,468
01/01/2014 to 12/31/2014	$1.60270	$1.27725	89,655
01/01/2015 to 12/31/2015	$1.27725	$1.09778	100,428
01/01/2016 to 12/31/2016	$1.09778	$0.97596	141,080
01/01/2017 to 12/31/2017	$0.97596	$0.72116	103,682
01/01/2018 to 12/31/2018	$0.72116	$0.69221	96,519
01/01/2019 to 12/31/2019	$0.69221	$0.49227	92,023
ProFund VP Short Small-Cap
04/02/2012 to 12/31/2012	$3.68937	$3.42190	0
01/01/2013 to 12/31/2013	$3.42190	$2.32550	0
01/01/2014 to 12/31/2014	$2.32550	$2.08660	0
01/01/2015 to 12/31/2015	$2.08660	$2.04562	0
01/01/2016 to 12/31/2016	$2.04562	$1.58552	0
01/01/2017 to 12/31/2017	$1.58552	$1.34477	0
01/01/2018 to 12/31/2018	$1.34477	$1.46734	0
01/01/2019 to 12/31/2019	$1.46734	$1.14896	0
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$20.69350	$20.59780	17,548
01/01/2013 to 12/31/2013	$20.59780	$28.59199	19,727
01/01/2014 to 12/31/2014	$28.59199	$28.87736	20,816
01/01/2015 to 12/31/2015	$28.87736	$28.88008	12,787
01/01/2016 to 12/31/2016	$28.88008	$34.32532	13,043
01/01/2017 to 12/31/2017	$34.32532	$38.33213	11,987
01/01/2018 to 12/31/2018	$38.33213	$35.71109	11,437
01/01/2019 to 12/31/2019	$35.71109	$42.04891	8,404

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$18.60643	$18.82424	17,712
01/01/2013 to 12/31/2013	$18.82424	$25.61839	18,369
01/01/2014 to 12/31/2014	$25.61839	$26.79622	18,176
01/01/2015 to 12/31/2015	$26.79622	$24.29535	4,597
01/01/2016 to 12/31/2016	$24.29535	$30.92766	13,231
01/01/2017 to 12/31/2017	$30.92766	$33.54185	12,067
01/01/2018 to 12/31/2018	$33.54185	$28.44097	10,925
01/01/2019 to 12/31/2019	$28.44097	$34.45748	8,111
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$12.48764	$13.90425	472
01/01/2013 to 12/31/2013	$13.90425	$15.40326	2,743
01/01/2014 to 12/31/2014	$15.40326	$15.31222	3,411
01/01/2015 to 12/31/2015	$15.31222	$15.36640	4,590
01/01/2016 to 12/31/2016	$15.36640	$18.47987	5,228
01/01/2017 to 12/31/2017	$18.47987	$17.88008	5,072
01/01/2018 to 12/31/2018	$17.88008	$15.00390	5,425
01/01/2019 to 12/31/2019	$15.00390	$17.02178	4,778
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$15.98963	$17.67424	677
01/01/2013 to 12/31/2013	$17.67424	$14.13175	150
01/01/2014 to 12/31/2014	$14.13175	$19.05296	3,970
01/01/2015 to 12/31/2015	$19.05296	$17.77140	12,457
01/01/2016 to 12/31/2016	$17.77140	$17.51352	19,540
01/01/2017 to 12/31/2017	$17.51352	$18.95517	13,679
01/01/2018 to 12/31/2018	$18.95517	$17.71981	13,235
01/01/2019 to 12/31/2019	$17.71981	$20.70773	14,390
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$23.90003	$24.37693	2,835
01/01/2013 to 12/31/2013	$24.37693	$41.11207	7,753
01/01/2014 to 12/31/2014	$41.11207	$46.87446	11,396
01/01/2015 to 12/31/2015	$46.87446	$42.09623	8,839
01/01/2016 to 12/31/2016	$42.09623	$57.38959	12,296
01/01/2017 to 12/31/2017	$57.38959	$73.10325	16,327
01/01/2018 to 12/31/2018	$73.10325	$52.91418	14,120
01/01/2019 to 12/31/2019	$52.91418	$77.30236	11,952
ProFund VP Utilities
04/02/2012 to 12/31/2012	$20.63320	$20.76000	709
01/01/2013 to 12/31/2013	$20.76000	$23.25338	2,097
01/01/2014 to 12/31/2014	$23.25338	$28.93576	4,169
01/01/2015 to 12/31/2015	$28.93576	$26.77163	6,568
01/01/2016 to 12/31/2016	$26.77163	$30.45421	7,048
01/01/2017 to 12/31/2017	$30.45421	$33.30799	12,617
01/01/2018 to 12/31/2018	$33.30799	$33.87253	12,110
01/01/2019 to 12/31/2019	$33.87253	$41.14240	10,669
PSF SP International Growth Portfolio
04/02/2012 to 12/31/2012	$12.68876	$13.08618	0
01/01/2013 to 12/31/2013	$13.08618	$15.37658	1,010
01/01/2014 to 12/31/2014	$15.37658	$14.33118	2,425
01/01/2015 to 12/31/2015	$14.33118	$14.64342	7,750
01/01/2016 to 12/31/2016	$14.64342	$13.95678	9,250
01/01/2017 to 12/31/2017	$13.95678	$18.73771	14,758
01/01/2018 to 12/31/2018	$18.73771	$16.14812	12,117
01/01/2019 to 12/31/2019	$16.14812	$21.13161	12,607

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.33492	$14.51315	2,608
01/01/2013 to 12/31/2013	$14.51315	$17.20660	8,258
01/01/2014 to 12/31/2014	$17.20660	$16.10722	8,215
01/01/2015 to 12/31/2015	$16.10722	$16.28747	16,325
01/01/2016 to 12/31/2016	$16.28747	$16.62467	18,816
01/01/2017 to 12/31/2017	$16.62467	$20.51913	22,283
01/01/2018 to 12/31/2018	$20.51913	$16.86256	22,634
01/01/2019 to 12/31/2019	$16.86256	$19.25268	21,150
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$22.97602	$22.75903	1,067
01/01/2013 to 12/31/2013	$22.75903	$31.54498	4,227
01/01/2014 to 12/31/2014	$31.54498	$32.45692	8,956
01/01/2015 to 12/31/2015	$32.45692	$32.60380	12,787
01/01/2016 to 12/31/2016	$32.60380	$32.47697	9,933
01/01/2017 to 12/31/2017	$32.47697	$43.32574	19,200
01/01/2018 to 12/31/2018	$43.32574	$43.04691	16,222
01/01/2019 to 12/31/2019	$43.04691	$58.46398	13,027
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.42163	$12.40656	33,251
01/01/2013 to 12/31/2013	$12.40656	$18.46392	39,312
01/01/2014 to 12/31/2014	$18.46392	$17.94595	38,746
01/01/2015 to 12/31/2015	$17.94595	$17.27216	17,126
01/01/2016 to 12/31/2016	$17.27216	$18.45765	9,012
01/01/2017 to 12/31/2017	$18.45765	$23.01516	10,818
01/01/2018 to 12/31/2018	$23.01516	$23.08441	9,366
01/01/2019 to 12/31/2019	$23.08441	$28.59471	6,632
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With No Optional Benefits OR With LT5 or with any one of EBP or HAV and GMWB or HAV and HD GRO/GRO
Plus 2008 or EBP and HD GRO/GRO Plus 2008 OR HD GRO 60 bps OR GRO Plus 2008 60 bps or HD5 - Cliff M&E (1.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.94139	$14.87230	56,428
01/01/2011 to 12/31/2011	$14.87230	$15.08997	134,154
01/01/2012 to 12/31/2012	$15.08997	$17.00565	24,740
01/01/2013 to 12/31/2013	$17.00565	$18.47552	9,020
01/01/2014 to 12/31/2014	$18.47552	$18.67131	5,986
01/01/2015 to 12/31/2015	$18.67131	$18.46625	189
01/01/2016 to 12/31/2016	$18.46625	$19.87732	88
01/01/2017 to 12/31/2017	$19.87732	$20.57059	85
01/01/2018 to 12/31/2018	$20.57059	$20.18788	0
01/01/2019 to 12/31/2019	$20.18788	$22.41384	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.85925	$10.90077	35,419,588
01/01/2011 to 12/31/2011	$10.90077	$10.47850	27,867,684
01/01/2012 to 12/31/2012	$10.47850	$11.64781	31,632,710
01/01/2013 to 12/31/2013	$11.64781	$12.64942	31,978,989
01/01/2014 to 12/31/2014	$12.64942	$12.96831	30,105,387
01/01/2015 to 12/31/2015	$12.96831	$12.39404	27,204,327
01/01/2016 to 12/31/2016	$12.39404	$13.01490	27,765,333
01/01/2017 to 12/31/2017	$13.01490	$14.47014	19,723,388
01/01/2018 to 12/31/2018	$14.47014	$13.12592	13,828,125
01/01/2019 to 12/31/2019	$13.12592	$15.04289	12,192,482
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.98907	$11.21618	16,518,077
01/01/2011 to 12/31/2011	$11.21618	$11.08862	13,916,989
01/01/2012 to 12/31/2012	$11.08862	$12.44457	16,310,593
01/01/2013 to 12/31/2013	$12.44457	$14.32375	17,307,512
01/01/2014 to 12/31/2014	$14.32375	$15.00874	17,057,115
01/01/2015 to 12/31/2015	$15.00874	$14.94020	16,830,461
01/01/2016 to 12/31/2016	$14.94020	$15.80228	15,704,715
01/01/2017 to 12/31/2017	$15.80228	$18.24672	10,419,935
01/01/2018 to 12/31/2018	$18.24672	$16.95687	7,306,448
01/01/2019 to 12/31/2019	$16.95687	$20.40535	6,493,659
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.75526	$9.67632	16,850,087
01/01/2011 to 12/31/2011	$9.67632	$9.38195	14,386,818
01/01/2012 to 12/31/2012	$9.38195	$10.21712	15,668,930
01/01/2013 to 12/31/2013	$10.21712	$11.34450	14,696,813
01/01/2014 to 12/31/2014	$11.34450	$11.77847	13,705,628
01/01/2015 to 12/31/2015	$11.77847	$11.61193	14,023,720
01/01/2016 to 12/31/2016	$11.61193	$12.01920	11,611,404
01/01/2017 to 12/31/2017	$12.01920	$13.79607	4,254,855
01/01/2018 to 12/31/2018	$13.79607	$12.54621	1,347,379
01/01/2019 to 12/31/2019	$12.54621	$14.62538	1,199,874

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99897	$10.13054	7,363
01/01/2014 to 12/31/2014	$10.13054	$9.69121	21,879
01/01/2015 to 12/31/2015	$9.69121	$8.08428	22,662
01/01/2016 to 12/31/2016	$8.08428	$9.05059	31,916
01/01/2017 to 12/31/2017	$9.05059	$12.06150	21,053
01/01/2018 to 12/31/2018	$12.06150	$9.65233	0
01/01/2019 to 12/31/2019	$9.65233	$11.22895	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99897	$11.66951	2,950
01/01/2014 to 12/31/2014	$11.66951	$13.04127	10,911
01/01/2015 to 12/31/2015	$13.04127	$13.10074	3,306
01/01/2016 to 12/31/2016	$13.10074	$14.32194	3,857
01/01/2017 to 12/31/2017	$14.32194	$17.27404	2,746
01/01/2018 to 12/31/2018	$17.27404	$15.66955	2,468
01/01/2019 to 12/31/2019	$15.66955	$18.96745	2,416
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.11138	$11.21452	36,140,128
01/01/2011 to 12/31/2011	$11.21452	$10.93987	30,390,625
01/01/2012 to 12/31/2012	$10.93987	$12.15075	33,353,854
01/01/2013 to 12/31/2013	$12.15075	$14.11641	32,580,994
01/01/2014 to 12/31/2014	$14.11641	$14.84909	31,331,321
01/01/2015 to 12/31/2015	$14.84909	$14.73338	29,948,118
01/01/2016 to 12/31/2016	$14.73338	$15.46597	26,777,168
01/01/2017 to 12/31/2017	$15.46597	$17.54964	11,971,014
01/01/2018 to 12/31/2018	$17.54964	$16.47404	6,763,435
01/01/2019 to 12/31/2019	$16.47404	$19.42698	6,063,678
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99897	$9.19198	574,642
01/01/2012 to 12/31/2012	$9.19198	$10.15678	990,484
01/01/2013 to 12/31/2013	$10.15678	$11.11845	1,435,345
01/01/2014 to 12/31/2014	$11.11845	$11.51696	1,600,090
01/01/2015 to 12/31/2015	$11.51696	$11.03179	1,507,755
01/01/2016 to 12/31/2016	$11.03179	$11.65237	1,392,663
01/01/2017 to 12/31/2017	$11.65237	$12.95843	874,969
01/01/2018 to 12/31/2018	$12.95843	$12.12015	533,512
01/01/2019 to 12/31/2019	$12.12015	$14.07766	459,158
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$14.36207	$14.73554	3,080,140
01/01/2011 to 12/31/2011	$14.73554	$14.87862	2,600,827
01/01/2012 to 12/31/2012	$14.87862	$15.38229	2,281,868
01/01/2013 to 12/31/2013	$15.38229	$14.85967	2,529,324
01/01/2014 to 12/31/2014	$14.85967	$14.65988	2,269,196
01/01/2015 to 12/31/2015	$14.65988	$14.54662	2,959,875
01/01/2016 to 12/31/2016	$14.54662	$14.60061	2,755,173
01/01/2017 to 12/31/2017	$14.60061	$14.66420	2,164,573
01/01/2018 to 12/31/2018	$14.66420	$14.58799	1,608,192
01/01/2019 to 12/31/2019	$14.58799	$15.07132	1,524,324

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$16.89565	$17.97216	15,065,751
01/01/2011 to 12/31/2011	$17.97216	$18.31185	11,688,146
01/01/2012 to 12/31/2012	$18.31185	$19.76836	12,996,719
01/01/2013 to 12/31/2013	$19.76836	$19.16265	12,953,608
01/01/2014 to 12/31/2014	$19.16265	$19.72373	11,489,506
01/01/2015 to 12/31/2015	$19.72373	$19.06666	10,043,635
01/01/2016 to 12/31/2016	$19.06666	$19.62484	8,307,758
01/01/2017 to 12/31/2017	$19.62484	$20.22542	3,612,636
01/01/2018 to 12/31/2018	$20.22542	$19.83946	1,412,410
01/01/2019 to 12/31/2019	$19.83946	$21.39875	1,257,739
AST Bond Portfolio 2019
04/02/2012* to 12/31/2012	$13.87095	$14.59957	222,691
01/01/2013 to 12/31/2013	$14.59957	$13.72060	147,757
01/01/2014 to 12/31/2014	$13.72060	$14.12688	187,196
01/01/2015 to 12/31/2015	$14.12688	$14.09965	288,318
01/01/2016 to 12/31/2016	$14.09965	$14.12512	258,632
01/01/2017 to 12/31/2017	$14.12512	$14.05475	163,121
01/01/2018 to 12/31/2018	$14.05475	$13.95663	717,226
01/01/2019 to 12/31/2019	$13.95663	$13.97531	0
AST Bond Portfolio 2020
04/02/2012* to 12/31/2012	$11.31385	$12.01042	0
01/01/2013 to 12/31/2013	$12.01042	$11.08750	739,602
01/01/2014 to 12/31/2014	$11.08750	$11.62327	602,399
01/01/2015 to 12/31/2015	$11.62327	$11.65331	817,097
01/01/2016 to 12/31/2016	$11.65331	$11.73306	684,470
01/01/2017 to 12/31/2017	$11.73306	$11.68935	310,563
01/01/2018 to 12/31/2018	$11.68935	$11.57585	454,923
01/01/2019 to 12/31/2019	$11.57585	$11.83091	1,033,553
AST Bond Portfolio 2021
04/02/2012* to 12/31/2012	$12.94298	$13.86865	311,791
01/01/2013 to 12/31/2013	$13.86865	$12.73650	140,538
01/01/2014 to 12/31/2014	$12.73650	$13.54336	882,588
01/01/2015 to 12/31/2015	$13.54336	$13.61261	1,420,656
01/01/2016 to 12/31/2016	$13.61261	$13.71612	1,217,110
01/01/2017 to 12/31/2017	$13.71612	$13.75908	623,006
01/01/2018 to 12/31/2018	$13.75908	$13.59545	713,673
01/01/2019 to 12/31/2019	$13.59545	$14.10581	300,709
AST Bond Portfolio 2022
04/02/2012* to 12/31/2012	$11.80248	$12.63426	234,837
01/01/2013 to 12/31/2013	$12.63426	$11.26040	181,943
01/01/2014 to 12/31/2014	$11.26040	$12.27262	129,009
01/01/2015 to 12/31/2015	$12.27262	$12.37326	1,147,591
01/01/2016 to 12/31/2016	$12.37326	$12.44202	1,342,030
01/01/2017 to 12/31/2017	$12.44202	$12.47973	757,764
01/01/2018 to 12/31/2018	$12.47973	$12.30473	562,316
01/01/2019 to 12/31/2019	$12.30473	$12.86677	431,014
AST Bond Portfolio 2023
04/02/2012* to 12/31/2012	$9.77839	$10.45734	52,629
01/01/2013 to 12/31/2013	$10.45734	$9.27349	740,173
01/01/2014 to 12/31/2014	$9.27349	$10.31328	247,551
01/01/2015 to 12/31/2015	$10.31328	$10.46013	26,704
01/01/2016 to 12/31/2016	$10.46013	$10.52694	498,764
01/01/2017 to 12/31/2017	$10.52694	$10.57193	336,755
01/01/2018 to 12/31/2018	$10.57193	$10.41169	442,203
01/01/2019 to 12/31/2019	$10.41169	$10.95073	596,812

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99931	$8.79859	305,910
01/01/2014 to 12/31/2014	$8.79859	$9.95645	623,668
01/01/2015 to 12/31/2015	$9.95645	$10.11125	55,198
01/01/2016 to 12/31/2016	$10.11125	$10.17539	15,311
01/01/2017 to 12/31/2017	$10.17539	$10.21754	1,735,541
01/01/2018 to 12/31/2018	$10.21754	$10.02422	2,187,414
01/01/2019 to 12/31/2019	$10.02422	$10.68645	383,266
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99931	$11.36619	203,374
01/01/2015 to 12/31/2015	$11.36619	$11.44834	1,813,881
01/01/2016 to 12/31/2016	$11.44834	$11.58495	305,322
01/01/2017 to 12/31/2017	$11.58495	$11.64979	214,433
01/01/2018 to 12/31/2018	$11.64979	$11.41881	2,455,411
01/01/2019 to 12/31/2019	$11.41881	$12.25906	588,821
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99931	$9.99350	353,621
01/01/2016 to 12/31/2016	$9.99350	$10.07371	1,911,227
01/01/2017 to 12/31/2017	$10.07371	$10.18901	2,175,981
01/01/2018 to 12/31/2018	$10.18901	$9.95629	1,794,592
01/01/2019 to 12/31/2019	$9.95629	$10.81787	3,309,970
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99863	$9.93455	1,756,042
01/01/2017 to 12/31/2017	$9.93455	$10.07409	1,836,042
01/01/2018 to 12/31/2018	$10.07409	$9.82229	3,594,947
01/01/2019 to 12/31/2019	$9.82229	$10.73606	1,663,040
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99862	$10.09258	159,021
01/01/2018 to 12/31/2018	$10.09258	$9.76087	1,570,061
01/01/2019 to 12/31/2019	$9.76087	$10.75592	498,951
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99862	$9.71630	225,524
01/01/2019 to 12/31/2019	$9.71630	$10.77471	985,758
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99931	$11.29707	588,984
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.68136	$10.83900	41,650,794
01/01/2011 to 12/31/2011	$10.83900	$10.44405	30,125,427
01/01/2012 to 12/31/2012	$10.44405	$11.72862	36,635,255
01/01/2013 to 12/31/2013	$11.72862	$14.20890	42,035,241
01/01/2014 to 12/31/2014	$14.20890	$15.01280	45,541,719
01/01/2015 to 12/31/2015	$15.01280	$14.90416	47,837,914
01/01/2016 to 12/31/2016	$14.90416	$15.72440	48,997,089
01/01/2017 to 12/31/2017	$15.72440	$18.30635	34,471,868
01/01/2018 to 12/31/2018	$18.30635	$16.95237	25,687,390
01/01/2019 to 12/31/2019	$16.95237	$20.46489	22,795,975
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99897	$11.70357	62,740
01/01/2014 to 12/31/2014	$11.70357	$13.13022	327,518
01/01/2015 to 12/31/2015	$13.13022	$12.50300	355,150
01/01/2016 to 12/31/2016	$12.50300	$14.18600	541,258
01/01/2017 to 12/31/2017	$14.18600	$16.58725	278,438
01/01/2018 to 12/31/2018	$16.58725	$15.59826	27,532
01/01/2019 to 12/31/2019	$15.59826	$20.18302	53,615

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.17120	$9.69895	703,230
01/01/2011 to 12/31/2011	$9.69895	$9.09525	496,999
01/01/2012 to 12/31/2012	$9.09525	$11.38884	678,965
01/01/2013 to 12/31/2013	$11.38884	$11.73545	726,338
01/01/2014 to 12/31/2014	$11.73545	$13.20235	640,841
01/01/2015 to 12/31/2015	$13.20235	$13.02570	568,244
01/01/2016 to 12/31/2016	$13.02570	$12.97825	475,697
01/01/2017 to 12/31/2017	$12.97825	$14.21165	156,191
01/01/2018 to 12/31/2018	$14.21165	$13.37220	4,326
01/01/2019 to 12/31/2019	$13.37220	$16.52300	8,582
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$22.27763	$28.31102	510,403
01/01/2011 to 12/31/2011	$28.31102	$29.80000	376,813
01/01/2012 to 12/31/2012	$29.80000	$33.94359	463,095
01/01/2013 to 12/31/2013	$33.94359	$34.56960	450,921
01/01/2014 to 12/31/2014	$34.56960	$44.69065	435,105
01/01/2015 to 12/31/2015	$44.69065	$46.26976	353,550
01/01/2016 to 12/31/2016	$46.26976	$47.89248	289,672
01/01/2017 to 12/31/2017	$47.89248	$50.24901	102,492
01/01/2018 to 12/31/2018	$50.24901	$47.25846	16,255
01/01/2019 to 12/31/2019	$47.25846	$61.23593	20,404
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$9.00261	$10.16699	18,069,778
01/01/2011 to 12/31/2011	$10.16699	$9.88915	14,621,843
01/01/2012 to 12/31/2012	$9.88915	$10.80402	16,149,940
01/01/2013 to 12/31/2013	$10.80402	$12.24383	16,127,379
01/01/2014 to 12/31/2014	$12.24383	$12.47175	15,527,345
01/01/2015 to 12/31/2015	$12.47175	$12.43787	14,523,258
01/01/2016 to 12/31/2016	$12.43787	$12.80516	12,920,927
01/01/2017 to 12/31/2017	$12.80516	$14.72840	7,825,300
01/01/2018 to 12/31/2018	$14.72840	$13.41693	4,957,459
01/01/2019 to 12/31/2019	$13.41693	$15.89912	4,422,714
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.27920	$10.22601	15,177,989
01/01/2011 to 12/31/2011	$10.22601	$10.04704	13,203,096
01/01/2012 to 12/31/2012	$10.04704	$10.92630	13,851,569
01/01/2013 to 12/31/2013	$10.92630	$11.84940	12,668,648
01/01/2014 to 12/31/2014	$11.84940	$12.17416	11,883,638
01/01/2015 to 12/31/2015	$12.17416	$11.91272	10,938,915
01/01/2016 to 12/31/2016	$11.91272	$12.38239	9,235,645
01/01/2017 to 12/31/2017	$12.38239	$13.73002	3,738,412
01/01/2018 to 12/31/2018	$13.73002	$12.60068	1,123,381
01/01/2019 to 12/31/2019	$12.60068	$14.43677	1,048,122
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$20.93996	$26.21322	766,856
01/01/2011 to 12/31/2011	$26.21322	$26.22299	545,711
01/01/2012 to 12/31/2012	$26.22299	$29.95781	718,499
01/01/2013 to 12/31/2013	$29.95781	$41.06546	746,802
01/01/2014 to 12/31/2014	$41.06546	$43.47126	743,211
01/01/2015 to 12/31/2015	$43.47126	$40.56930	684,069
01/01/2016 to 12/31/2016	$40.56930	$49.80330	546,860
01/01/2017 to 12/31/2017	$49.80330	$55.17672	237,517
01/01/2018 to 12/31/2018	$55.17672	$46.82061	26,946
01/01/2019 to 12/31/2019	$46.82061	$56.70139	41,150

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$11.37991	$11.24073	6,801,612
01/01/2011 to 12/31/2011	$11.24073	$11.10260	6,279,406
01/01/2012 to 12/31/2012	$11.10260	$10.96455	4,601,307
01/01/2013 to 12/31/2013	$10.96455	$10.82741	3,604,420
01/01/2014 to 12/31/2014	$10.82741	$10.69218	3,389,920
01/01/2015 to 12/31/2015	$10.69218	$10.55830	2,655,605
01/01/2016 to 12/31/2016	$10.55830	$10.42677	2,494,354
01/01/2017 to 12/31/2017	$10.42677	$10.33185	1,022,631
01/01/2018 to 12/31/2018	$10.33185	$10.33466	144,868
01/01/2019 to 12/31/2019	$10.33466	$10.37807	148,119
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$13.07033	$14.64939	1,948,092
01/01/2011 to 12/31/2011	$14.64939	$14.92552	1,565,537
01/01/2012 to 12/31/2012	$14.92552	$16.78369	1,557,475
01/01/2013 to 12/31/2013	$16.78369	$17.76394	1,226,395
01/01/2014 to 12/31/2014	$17.76394	$17.99056	960,460
01/01/2015 to 12/31/2015	$17.99056	$17.13258	809,699
01/01/2016 to 12/31/2016	$17.13258	$19.52373	656,440
01/01/2017 to 12/31/2017	$19.52373	$20.72087	176,162
01/01/2018 to 12/31/2018	$20.72087	$20.05410	14,849
01/01/2019 to 12/31/2019	$20.05410	$22.83334	34,532
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.22537	$9.19151	1,205,571
01/01/2011 to 12/31/2011	$9.19151	$8.69703	860,066
01/01/2012 to 12/31/2012	$8.69703	$10.03847	942,929
01/01/2013 to 12/31/2013	$10.03847	$13.86439	1,237,335
01/01/2014 to 12/31/2014	$13.86439	$15.57319	1,567,637
01/01/2015 to 12/31/2015	$15.57319	$14.17351	1,387,504
01/01/2016 to 12/31/2016	$14.17351	$16.78016	1,298,527
01/01/2017 to 12/31/2017	$16.78016	$19.75125	800,693
01/01/2018 to 12/31/2018	$19.75125	$16.74288	533,467
01/01/2019 to 12/31/2019	$16.74288	$21.41480	436,457
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$17.42988	$19.70725	1,459,929
01/01/2011 to 12/31/2011	$19.70725	$16.94594	915,042
01/01/2012 to 12/31/2012	$16.94594	$20.14210	876,174
01/01/2013 to 12/31/2013	$20.14210	$23.68076	1,198,831
01/01/2014 to 12/31/2014	$23.68076	$22.09277	1,223,949
01/01/2015 to 12/31/2015	$22.09277	$22.50344	1,809,004
01/01/2016 to 12/31/2016	$22.50344	$21.38304	1,669,710
01/01/2017 to 12/31/2017	$21.38304	$28.59708	1,151,308
01/01/2018 to 12/31/2018	$28.59708	$24.47340	940,815
01/01/2019 to 12/31/2019	$24.47340	$31.92804	749,416
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.20938	$9.00512	1,743,754
01/01/2011 to 12/31/2011	$9.00512	$7.77667	1,310,153
01/01/2012 to 12/31/2012	$7.77667	$8.95999	1,443,923
01/01/2013 to 12/31/2013	$8.95999	$10.57050	1,466,476
01/01/2014 to 12/31/2014	$10.57050	$9.73859	1,498,945
01/01/2015 to 12/31/2015	$9.73859	$9.69538	1,451,464
01/01/2016 to 12/31/2016	$9.69538	$9.62992	1,266,768
01/01/2017 to 12/31/2017	$9.62992	$11.67931	743,142
01/01/2018 to 12/31/2018	$11.67931	$9.67159	401,883
01/01/2019 to 12/31/2019	$9.67159	$11.46299	344,369

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
04/02/2012* to 12/31/2012	$14.62220	$15.54318	18,722,997
01/01/2013 to 12/31/2013	$15.54318	$14.86052	3,261,342
01/01/2014 to 12/31/2014	$14.86052	$15.66228	3,199,098
01/01/2015 to 12/31/2015	$15.66228	$15.64792	10,742,618
01/01/2016 to 12/31/2016	$15.64792	$16.10236	9,200,175
01/01/2017 to 12/31/2017	$16.10236	$16.58733	629,499
01/01/2018 to 12/31/2018	$16.58733	$16.33514	632
01/01/2019 to 12/31/2019	$16.33514	$17.94255	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.72581	$9.80730	11,413,961
01/01/2011 to 12/31/2011	$9.80730	$9.62975	9,459,319
01/01/2012 to 12/31/2012	$9.62975	$10.80102	10,990,212
01/01/2013 to 12/31/2013	$10.80102	$12.40264	11,236,583
01/01/2014 to 12/31/2014	$12.40264	$13.02705	10,578,434
01/01/2015 to 12/31/2015	$13.02705	$12.72948	9,621,923
01/01/2016 to 12/31/2016	$12.72948	$13.22643	8,263,097
01/01/2017 to 12/31/2017	$13.22643	$15.27624	3,082,615
01/01/2018 to 12/31/2018	$15.27624	$13.97229	921,908
01/01/2019 to 12/31/2019	$13.97229	$16.47850	889,040
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$9.19814	$9.73440	2,492,453
01/01/2011 to 12/31/2011	$9.73440	$8.73333	1,670,674
01/01/2012 to 12/31/2012	$8.73333	$10.51351	1,947,918
01/01/2013 to 12/31/2013	$10.51351	$11.97688	2,070,280
01/01/2014 to 12/31/2014	$11.97688	$11.07433	2,030,830
01/01/2015 to 12/31/2015	$11.07433	$10.63026	1,995,091
01/01/2016 to 12/31/2016	$10.63026	$10.70044	1,569,675
01/01/2017 to 12/31/2017	$10.70044	$13.69826	592,230
01/01/2018 to 12/31/2018	$13.69826	$11.16328	110,811
01/01/2019 to 12/31/2019	$11.16328	$14.02470	122,965
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.92765	$11.58089	12,820,574
01/01/2011 to 12/31/2011	$11.58089	$11.46300	10,703,645
01/01/2012 to 12/31/2012	$11.46300	$12.53303	11,456,895
01/01/2013 to 12/31/2013	$12.53303	$13.74178	10,732,965
01/01/2014 to 12/31/2014	$13.74178	$14.30941	9,639,995
01/01/2015 to 12/31/2015	$14.30941	$14.10480	8,937,607
01/01/2016 to 12/31/2016	$14.10480	$14.46350	6,742,054
01/01/2017 to 12/31/2017	$14.46350	$16.01742	2,513,783
01/01/2018 to 12/31/2018	$16.01742	$15.00536	2,188,608
01/01/2019 to 12/31/2019	$15.00536	$16.98248	1,967,408
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.29609	$11.31804	127,021
01/01/2011 to 12/31/2011	$11.31804	$11.25075	177,346
01/01/2012 to 12/31/2012	$11.25075	$12.79721	291,710
01/01/2013 to 12/31/2013	$12.79721	$17.24913	337,499
01/01/2014 to 12/31/2014	$17.24913	$18.65242	400,956
01/01/2015 to 12/31/2015	$18.65242	$20.37807	557,339
01/01/2016 to 12/31/2016	$20.37807	$19.82913	382,558
01/01/2017 to 12/31/2017	$19.82913	$26.59797	154,689
01/01/2018 to 12/31/2018	$26.59797	$25.84054	7,906
01/01/2019 to 12/31/2019	$25.84054	$33.83703	13,243

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.73979	$10.33521	4,594,031
01/01/2011 to 12/31/2011	$10.33521	$10.11300	3,055,225
01/01/2012 to 12/31/2012	$10.11300	$11.21151	2,844,826
01/01/2013 to 12/31/2013	$11.21151	$15.12481	3,397,998
01/01/2014 to 12/31/2014	$15.12481	$16.51741	3,969,455
01/01/2015 to 12/31/2015	$16.51741	$17.95377	4,884,346
01/01/2016 to 12/31/2016	$17.95377	$18.71837	4,437,947
01/01/2017 to 12/31/2017	$18.71837	$24.58304	2,915,572
01/01/2018 to 12/31/2018	$24.58304	$23.62171	2,033,404
01/01/2019 to 12/31/2019	$23.62171	$30.70474	1,688,147
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$13.09912	$14.49377	1,434,007
01/01/2011 to 12/31/2011	$14.49377	$13.86447	1,104,093
01/01/2012 to 12/31/2012	$13.86447	$16.85055	1,340,014
01/01/2013 to 12/31/2013	$16.85055	$21.23822	1,588,995
01/01/2014 to 12/31/2014	$21.23822	$21.73416	1,725,316
01/01/2015 to 12/31/2015	$21.73416	$21.14802	1,698,436
01/01/2016 to 12/31/2016	$21.14802	$22.36943	1,378,102
01/01/2017 to 12/31/2017	$22.36943	$27.35691	732,415
01/01/2018 to 12/31/2018	$27.35691	$24.43269	177,806
01/01/2019 to 12/31/2019	$24.43269	$31.35512	257,831
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99897	$10.35217	1,899,490
01/01/2013 to 12/31/2013	$10.35217	$12.15630	2,026,276
01/01/2014 to 12/31/2014	$12.15630	$12.62130	1,937,576
01/01/2015 to 12/31/2015	$12.62130	$12.30879	1,762,413
01/01/2016 to 12/31/2016	$12.30879	$12.68055	1,505,488
01/01/2017 to 12/31/2017	$12.68055	$14.58772	711,242
01/01/2018 to 12/31/2018	$14.58772	$13.21249	377,765
01/01/2019 to 12/31/2019	$13.21249	$16.01732	346,067
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$7.02527	$7.82440	2,119,460
01/01/2011 to 12/31/2011	$7.82440	$7.68074	1,429,953
01/01/2012 to 12/31/2012	$7.68074	$8.88044	1,486,414
01/01/2013 to 12/31/2013	$8.88044	$11.98833	1,613,878
01/01/2014 to 12/31/2014	$11.98833	$12.86958	1,604,312
01/01/2015 to 12/31/2015	$12.86958	$13.62744	1,586,674
01/01/2016 to 12/31/2016	$13.62744	$13.71463	1,347,267
01/01/2017 to 12/31/2017	$13.71463	$17.70257	546,725
01/01/2018 to 12/31/2018	$17.70257	$17.85599	265,860
01/01/2019 to 12/31/2019	$17.85599	$24.29437	220,267
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99897	$10.21219	14,203
01/01/2013 to 12/31/2013	$10.21219	$13.56411	157,910
01/01/2014 to 12/31/2014	$13.56411	$14.76305	253,800
01/01/2015 to 12/31/2015	$14.76305	$14.47308	289,780
01/01/2016 to 12/31/2016	$14.47308	$16.21413	496,871
01/01/2017 to 12/31/2017	$16.21413	$18.78837	237,701
01/01/2018 to 12/31/2018	$18.78837	$16.66918	14,307
01/01/2019 to 12/31/2019	$16.66918	$21.29170	24,206

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$5.15735	$6.10255	4,701,456
01/01/2011 to 12/31/2011	$6.10255	$5.84698	2,984,433
01/01/2012 to 12/31/2012	$5.84698	$6.90632	3,543,005
01/01/2013 to 12/31/2013	$6.90632	$9.01538	3,803,084
01/01/2014 to 12/31/2014	$9.01538	$9.92893	3,451,022
01/01/2015 to 12/31/2015	$9.92893	$9.24737	6,436,836
01/01/2016 to 12/31/2016	$9.24737	$9.28214	5,274,776
01/01/2017 to 12/31/2017	$9.28214	$11.64970	2,592,776
01/01/2018 to 12/31/2018	$11.64970	$11.00303	962,597
01/01/2019 to 12/31/2019	$11.00303	$14.14202	1,042,762
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$16.36419	$19.94676	1,067,139
01/01/2011 to 12/31/2011	$19.94676	$19.20836	718,917
01/01/2012 to 12/31/2012	$19.20836	$22.21690	726,117
01/01/2013 to 12/31/2013	$22.21690	$31.15543	958,640
01/01/2014 to 12/31/2014	$31.15543	$35.15028	927,072
01/01/2015 to 12/31/2015	$35.15028	$32.75433	1,007,427
01/01/2016 to 12/31/2016	$32.75433	$38.24212	862,297
01/01/2017 to 12/31/2017	$38.24212	$42.97271	424,301
01/01/2018 to 12/31/2018	$42.97271	$35.45530	232,320
01/01/2019 to 12/31/2019	$35.45530	$42.36995	212,870
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.18257	$11.08723	2,970,397
01/01/2011 to 12/31/2011	$11.08723	$8.72934	2,098,763
01/01/2012 to 12/31/2012	$8.72934	$10.16573	2,548,478
01/01/2013 to 12/31/2013	$10.16573	$10.06103	2,789,183
01/01/2014 to 12/31/2014	$10.06103	$9.46996	2,532,733
01/01/2015 to 12/31/2015	$9.46996	$7.78738	2,292,732
01/01/2016 to 12/31/2016	$7.78738	$8.64079	1,901,996
01/01/2017 to 12/31/2017	$8.64079	$10.78378	658,630
01/01/2018 to 12/31/2018	$10.78378	$9.15245	36,212
01/01/2019 to 12/31/2019	$9.15245	$10.24450	55,804
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.83022	$11.82552	21,296,028
01/01/2011 to 12/31/2011	$11.82552	$11.79419	20,978,607
01/01/2012 to 12/31/2012	$11.79419	$12.85490	21,413,601
01/01/2013 to 12/31/2013	$12.85490	$13.86364	19,382,539
01/01/2014 to 12/31/2014	$13.86364	$14.48096	18,214,833
01/01/2015 to 12/31/2015	$14.48096	$14.32044	17,690,793
01/01/2016 to 12/31/2016	$14.32044	$14.92312	16,724,690
01/01/2017 to 12/31/2017	$14.92312	$16.22989	11,323,152
01/01/2018 to 12/31/2018	$16.22989	$15.57088	8,557,066
01/01/2019 to 12/31/2019	$15.57088	$17.64268	7,605,246
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01889	$10.07773	86,299
01/01/2012 to 12/31/2012	$10.07773	$10.65914	270,512
01/01/2013 to 12/31/2013	$10.65914	$10.28245	380,485
01/01/2014 to 12/31/2014	$10.28245	$10.76936	613,579
01/01/2015 to 12/31/2015	$10.76936	$10.60631	746,219
01/01/2016 to 12/31/2016	$10.60631	$10.91484	897,173
01/01/2017 to 12/31/2017	$10.91484	$11.38997	348,420
01/01/2018 to 12/31/2018	$11.38997	$11.15542	14,689
01/01/2019 to 12/31/2019	$11.15542	$12.09053	38,101

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.42618	$9.90347	28,197,221
01/01/2011 to 12/31/2011	$9.90347	$9.17197	19,004,621
01/01/2012 to 12/31/2012	$9.17197	$10.22745	23,045,803
01/01/2013 to 12/31/2013	$10.22745	$11.81922	24,763,025
01/01/2014 to 12/31/2014	$11.81922	$12.74497	25,431,636
01/01/2015 to 12/31/2015	$12.74497	$12.50863	43,430,970
01/01/2016 to 12/31/2016	$12.50863	$13.59946	37,201,962
01/01/2017 to 12/31/2017	$13.59946	$15.59162	27,287,887
01/01/2018 to 12/31/2018	$15.59162	$14.22637	11,863,477
01/01/2019 to 12/31/2019	$14.22637	$16.74287	10,925,852
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99897	$11.70922	507
01/01/2014 to 12/31/2014	$11.70922	$13.32533	7,189
01/01/2015 to 12/31/2015	$13.32533	$13.36189	5,348
01/01/2016 to 12/31/2016	$13.36189	$14.62758	5,091
01/01/2017 to 12/31/2017	$14.62758	$17.53815	3,295
01/01/2018 to 12/31/2018	$17.53815	$16.07930	280
01/01/2019 to 12/31/2019	$16.07930	$19.87784	1,480
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$7.50513	$8.52660	777,947
01/01/2011 to 12/31/2011	$8.52660	$8.71128	677,195
01/01/2012 to 12/31/2012	$8.71128	$10.21990	816,572
01/01/2013 to 12/31/2013	$10.21990	$13.36481	820,238
01/01/2014 to 12/31/2014	$13.36481	$15.46948	1,195,358
01/01/2015 to 12/31/2015	$15.46948	$15.74651	1,097,695
01/01/2016 to 12/31/2016	$15.74651	$17.85859	1,117,815
01/01/2017 to 12/31/2017	$17.85859	$21.56004	404,275
01/01/2018 to 12/31/2018	$21.56004	$19.53985	93,464
01/01/2019 to 12/31/2019	$19.53985	$24.01636	136,800
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99897	$8.92425	66,424
01/01/2012 to 12/31/2012	$8.92425	$9.97209	290,810
01/01/2013 to 12/31/2013	$9.97209	$12.05304	2,668,831
01/01/2014 to 12/31/2014	$12.05304	$12.67618	3,053,418
01/01/2015 to 12/31/2015	$12.67618	$12.53662	3,408,448
01/01/2016 to 12/31/2016	$12.53662	$13.16279	2,882,289
01/01/2017 to 12/31/2017	$13.16279	$15.36311	967,531
01/01/2018 to 12/31/2018	$15.36311	$14.17987	254,221
01/01/2019 to 12/31/2019	$14.17987	$16.97187	225,792
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.68711	$12.67921	1,500,026
01/01/2011 to 12/31/2011	$12.67921	$10.87912	1,440,412
01/01/2012 to 12/31/2012	$10.87912	$12.89951	1,624,583
01/01/2013 to 12/31/2013	$12.89951	$17.93697	1,692,703
01/01/2014 to 12/31/2014	$17.93697	$18.58790	1,505,947
01/01/2015 to 12/31/2015	$18.58790	$18.60051	1,635,150
01/01/2016 to 12/31/2016	$18.60051	$19.78268	1,367,144
01/01/2017 to 12/31/2017	$19.78268	$24.94557	719,098
01/01/2018 to 12/31/2018	$24.94557	$21.96112	451,474
01/01/2019 to 12/31/2019	$21.96112	$29.59852	361,280

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$15.98273	$21.53069	527,269
01/01/2011 to 12/31/2011	$21.53069	$21.05360	412,276
01/01/2012 to 12/31/2012	$21.05360	$23.32164	475,113
01/01/2013 to 12/31/2013	$23.32164	$31.13069	525,441
01/01/2014 to 12/31/2014	$31.13069	$31.91570	468,074
01/01/2015 to 12/31/2015	$31.91570	$31.76441	489,692
01/01/2016 to 12/31/2016	$31.76441	$35.15627	405,652
01/01/2017 to 12/31/2017	$35.15627	$43.02099	166,549
01/01/2018 to 12/31/2018	$43.02099	$38.91033	54,870
01/01/2019 to 12/31/2019	$38.91033	$49.99746	53,000
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$16.84959	$20.96423	983,045
01/01/2011 to 12/31/2011	$20.96423	$19.46513	633,878
01/01/2012 to 12/31/2012	$19.46513	$22.71231	589,246
01/01/2013 to 12/31/2013	$22.71231	$30.81692	725,986
01/01/2014 to 12/31/2014	$30.81692	$32.03491	663,097
01/01/2015 to 12/31/2015	$32.03491	$30.27101	807,371
01/01/2016 to 12/31/2016	$30.27101	$38.62318	678,624
01/01/2017 to 12/31/2017	$38.62318	$40.94386	485,568
01/01/2018 to 12/31/2018	$40.94386	$33.52597	369,837
01/01/2019 to 12/31/2019	$33.52597	$40.38358	320,925
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.30949	$13.55780	19,352,932
01/01/2011 to 12/31/2011	$13.55780	$13.65409	16,991,612
01/01/2012 to 12/31/2012	$13.65409	$15.30303	19,880,313
01/01/2013 to 12/31/2013	$15.30303	$17.65564	20,439,261
01/01/2014 to 12/31/2014	$17.65564	$18.46013	20,317,384
01/01/2015 to 12/31/2015	$18.46013	$18.23706	23,929,469
01/01/2016 to 12/31/2016	$18.23706	$19.36814	20,786,796
01/01/2017 to 12/31/2017	$19.36814	$22.07348	9,944,475
01/01/2018 to 12/31/2018	$22.07348	$20.63512	5,517,928
01/01/2019 to 12/31/2019	$20.63512	$24.62466	5,137,075
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$7.05790	$8.07160	5,578,264
01/01/2011 to 12/31/2011	$8.07160	$7.83574	3,909,559
01/01/2012 to 12/31/2012	$7.83574	$9.09813	4,988,062
01/01/2013 to 12/31/2013	$9.09813	$12.93998	5,503,342
01/01/2014 to 12/31/2014	$12.93998	$13.84458	5,405,579
01/01/2015 to 12/31/2015	$13.84458	$14.98171	5,326,817
01/01/2016 to 12/31/2016	$14.98171	$15.19407	4,117,374
01/01/2017 to 12/31/2017	$15.19407	$20.68919	1,930,387
01/01/2018 to 12/31/2018	$20.68919	$21.21915	666,404
01/01/2019 to 12/31/2019	$21.21915	$26.86919	584,975
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.48526	$11.64254	1,078,324
01/01/2011 to 12/31/2011	$11.64254	$11.44064	864,374
01/01/2012 to 12/31/2012	$11.44064	$12.81153	1,095,404
01/01/2013 to 12/31/2013	$12.81153	$17.03245	1,093,521
01/01/2014 to 12/31/2014	$17.03245	$17.08165	968,257
01/01/2015 to 12/31/2015	$17.08165	$15.84532	729,571
01/01/2016 to 12/31/2016	$15.84532	$16.60655	543,227
01/01/2017 to 12/31/2017	$16.60655	$19.11409	255,516
01/01/2018 to 12/31/2018	$19.11409	$17.04119	90,181
01/01/2019 to 12/31/2019	$17.04119	$21.19847	2,310,146

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$26.71952	$31.78243	1,431,376
01/01/2011 to 12/31/2011	$31.78243	$26.70354	1,050,814
01/01/2012 to 12/31/2012	$26.70354	$27.32320	1,265,297
01/01/2013 to 12/31/2013	$27.32320	$31.13174	1,137,103
01/01/2014 to 12/31/2014	$31.13174	$28.17234	1,041,403
01/01/2015 to 12/31/2015	$28.17234	$22.46406	891,885
01/01/2016 to 12/31/2016	$22.46406	$27.64432	770,893
01/01/2017 to 12/31/2017	$27.64432	$30.11330	295,190
01/01/2018 to 12/31/2018	$30.11330	$24.78294	14,656
01/01/2019 to 12/31/2019	$24.78294	$28.60079	22,634
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$16.83808	$17.58272	1,391,312
01/01/2011 to 12/31/2011	$17.58272	$18.07926	1,078,586
01/01/2012 to 12/31/2012	$18.07926	$18.78601	1,116,940
01/01/2013 to 12/31/2013	$18.78601	$17.85488	1,226,981
01/01/2014 to 12/31/2014	$17.85488	$17.72987	1,116,770
01/01/2015 to 12/31/2015	$17.72987	$16.69977	1,349,327
01/01/2016 to 12/31/2016	$16.69977	$17.21009	1,112,460
01/01/2017 to 12/31/2017	$17.21009	$17.34235	817,947
01/01/2018 to 12/31/2018	$17.34235	$17.46681	507,791
01/01/2019 to 12/31/2019	$17.46681	$17.52512	535,719
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.61590	$14.17880	743,476
01/01/2011 to 12/31/2011	$14.17880	$13.51859	516,116
01/01/2012 to 12/31/2012	$13.51859	$15.80720	587,711
01/01/2013 to 12/31/2013	$15.80720	$20.66957	561,570
01/01/2014 to 12/31/2014	$20.66957	$23.46661	523,357
01/01/2015 to 12/31/2015	$23.46661	$21.64185	445,783
01/01/2016 to 12/31/2016	$21.64185	$24.36300	327,800
01/01/2017 to 12/31/2017	$24.36300	$28.51751	143,578
01/01/2018 to 12/31/2018	$28.51751	$23.50569	44,515
01/01/2019 to 12/31/2019	$23.50569	$27.65588	47,545
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.92717	$10.10586	2,581,966
01/01/2011 to 12/31/2011	$10.10586	$9.63485	2,323,329
01/01/2012 to 12/31/2012	$9.63485	$10.56165	2,476,015
01/01/2013 to 12/31/2013	$10.56165	$12.56800	3,362,021
01/01/2014 to 12/31/2014	$12.56800	$13.09409	4,086,066
01/01/2015 to 12/31/2015	$13.09409	$12.84866	3,929,360
01/01/2016 to 12/31/2016	$12.84866	$13.51618	3,644,131
01/01/2017 to 12/31/2017	$13.51618	$15.16203	1,898,308
01/01/2018 to 12/31/2018	$15.16203	$14.22339	940,266
01/01/2019 to 12/31/2019	$14.22339	$16.93251	989,777
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.30233	$10.96693	3,801,379
01/01/2011 to 12/31/2011	$10.96693	$11.48243	3,277,047
01/01/2012 to 12/31/2012	$11.48243	$12.22911	3,417,319
01/01/2013 to 12/31/2013	$12.22911	$11.89594	3,858,415
01/01/2014 to 12/31/2014	$11.89594	$12.59274	4,617,743
01/01/2015 to 12/31/2015	$12.59274	$12.58918	5,018,180
01/01/2016 to 12/31/2016	$12.58918	$13.07237	4,532,751
01/01/2017 to 12/31/2017	$13.07237	$13.72359	2,474,596
01/01/2018 to 12/31/2018	$13.72359	$13.24430	1,466,165
01/01/2019 to 12/31/2019	$13.24430	$14.68764	1,527,900

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	$9.99897	$10.40126	13,099
01/01/2013 to 12/31/2013	$10.40126	$9.43577	17,245
01/01/2014 to 12/31/2014	$9.43577	$9.44400	23,236
01/01/2015 to 12/31/2015	$9.44400	$9.03837	19,335
01/01/2016 to 12/31/2016	$9.03837	$9.87226	6,532
01/01/2017 to 12/31/2017	$9.87226	$10.65588	4,629
01/01/2018 to 12/31/2018	$10.65588	$9.82043	0
01/01/2019 to 12/31/2019	$9.82043	$11.13772	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99309	$9.14679	47,399
01/01/2012 to 12/31/2012	$9.14679	$10.72349	40,329
01/01/2013 to 12/31/2013	$10.72349	$13.87602	47,261
01/01/2014 to 12/31/2014	$13.87602	$15.46033	44,532
01/01/2015 to 12/31/2015	$15.46033	$15.58259	35,994
01/01/2016 to 12/31/2016	$15.58259	$17.66778	34,776
01/01/2017 to 12/31/2017	$17.66778	$18.94354	18,108
01/01/2018 to 12/31/2018	$18.94354	$17.28871	6,513
01/01/2019 to 12/31/2019	$17.28871	$21.35648	9,311
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$12.35929	$12.85089	74,735
01/01/2011 to 12/31/2011	$12.85089	$13.19181	67,482
01/01/2012 to 12/31/2012	$13.19181	$15.74887	46,919
01/01/2013 to 12/31/2013	$15.74887	$21.85722	41,655
01/01/2014 to 12/31/2014	$21.85722	$25.82944	44,574
01/01/2015 to 12/31/2015	$25.82944	$26.31342	27,424
01/01/2016 to 12/31/2016	$26.31342	$23.00717	12,088
01/01/2017 to 12/31/2017	$23.00717	$26.31627	6,388
01/01/2018 to 12/31/2018	$26.31627	$26.22054	1,737
01/01/2019 to 12/31/2019	$26.22054	$34.30910	3,304
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05003	$9.79288	22,049
01/01/2013 to 12/31/2013	$9.79288	$13.25001	24,453
01/01/2014 to 12/31/2014	$13.25001	$14.13596	25,473
01/01/2015 to 12/31/2015	$14.13596	$14.12759	10,892
01/01/2016 to 12/31/2016	$14.12759	$14.05687	6,986
01/01/2017 to 12/31/2017	$14.05687	$17.00395	11,300
01/01/2018 to 12/31/2018	$17.00395	$15.85273	3,172
01/01/2019 to 12/31/2019	$15.85273	$21.03034	6,037
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$3.31069	$3.96587	298,028
01/01/2011 to 12/31/2011	$3.96587	$3.71853	145,369
01/01/2012 to 12/31/2012	$3.71853	$4.08609	133,777
01/01/2013 to 12/31/2013	$4.08609	$5.04966	113,570
01/01/2014 to 12/31/2014	$5.04966	$5.53758	109,125
01/01/2015 to 12/31/2015	$5.53758	$5.84090	88,782
01/01/2016 to 12/31/2016	$5.84090	$5.72442	39,348
01/01/2017 to 12/31/2017	$5.72442	$7.63920	25,879
01/01/2018 to 12/31/2018	$7.63920	$7.50895	419
01/01/2019 to 12/31/2019	$7.50895	$10.07561	389
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12657	$9.74546	44,722
01/01/2017 to 12/31/2017	$9.74546	$13.57898	24,030
01/01/2018 to 12/31/2018	$13.57898	$11.03382	7,921
01/01/2019 to 12/31/2019	$11.03382	$13.35650	19,552

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$21.76916	$24.48673	124,035
01/01/2011 to 12/31/2011	$24.48673	$17.65300	40,910
01/01/2012 to 12/31/2012	$17.65300	$20.12986	35,115
01/01/2013 to 12/31/2013	$20.12986	$22.85448	23,327
01/01/2014 to 12/31/2014	$22.85448	$22.21478	7,118
01/01/2015 to 12/31/2015	$22.21478	$19.87955	885
01/01/2016 to 12/31/2016	$19.87955	$19.75736	184
01/01/2017 to 12/31/2017	$19.75736	$25.92591	95
01/01/2018 to 12/31/2018	$25.92591	$20.83953	85
01/01/2019 to 12/31/2019	$20.83953	$25.99257	76
ProFund VP Banks
01/01/2010 to 12/31/2010	$4.84440	$5.18261	19,494
01/01/2011 to 12/31/2011	$5.18261	$3.74877	9,774
01/01/2012 to 12/31/2012	$3.74877	$4.93844	12,044
01/01/2013 to 12/31/2013	$4.93844	$6.50828	8,941
01/01/2014 to 12/31/2014	$6.50828	$7.09384	1,524
01/01/2015 to 12/31/2015	$7.09384	$6.97492	883
01/01/2016 to 12/31/2016	$6.97492	$8.48783	550
01/01/2017 to 12/31/2017	$8.48783	$9.88397	1,025
01/01/2018 to 12/31/2018	$9.88397	$8.01304	546
01/01/2019 to 12/31/2019	$8.01304	$10.79535	71
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$13.73717	$17.59392	122,575
01/01/2011 to 12/31/2011	$17.59392	$14.56815	39,084
01/01/2012 to 12/31/2012	$14.56815	$15.60649	25,470
01/01/2013 to 12/31/2013	$15.60649	$18.25222	18,333
01/01/2014 to 12/31/2014	$18.25222	$18.32808	10,506
01/01/2015 to 12/31/2015	$18.32808	$15.57917	4,880
01/01/2016 to 12/31/2016	$15.57917	$18.22975	6,612
01/01/2017 to 12/31/2017	$18.22975	$22.13539	6,449
01/01/2018 to 12/31/2018	$22.13539	$17.99752	65
01/01/2019 to 12/31/2019	$17.99752	$20.92165	173
ProFund VP Bear
01/01/2010 to 12/31/2010	$7.90974	$6.42071	145,694
01/01/2011 to 12/31/2011	$6.42071	$5.77728	65,795
01/01/2012 to 12/31/2012	$5.77728	$4.75806	52,785
01/01/2013 to 12/31/2013	$4.75806	$3.45105	30,178
01/01/2014 to 12/31/2014	$3.45105	$2.92237	27,169
01/01/2015 to 12/31/2015	$2.92237	$2.74375	23,864
01/01/2016 to 12/31/2016	$2.74375	$2.35583	18,385
01/01/2017 to 12/31/2017	$2.35583	$1.90852	23,074
01/01/2018 to 12/31/2018	$1.90852	$1.96091	20,662
01/01/2019 to 12/31/2019	$1.96091	$1.49212	17,784
ProFund VP Biotechnology
01/01/2010 to 12/31/2010	$8.67153	$8.99997	38,083
01/01/2011 to 12/31/2011	$8.99997	$9.47067	22,275
01/01/2012 to 12/31/2012	$9.47067	$13.15895	20,018
01/01/2013 to 12/31/2013	$13.15895	$21.88528	24,007
01/01/2014 to 12/31/2014	$21.88528	$28.03628	17,515
01/01/2015 to 12/31/2015	$28.03628	$28.59963	1,542
01/01/2016 to 12/31/2016	$28.59963	$23.87149	0
01/01/2017 to 12/31/2017	$23.87149	$28.88803	0
01/01/2018 to 12/31/2018	$28.88803	$26.59994	0
01/01/2019 to 12/31/2019	$26.59994	$30.59020	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
01/01/2010 to 12/31/2010	$9.36966	$10.41636	358,651
01/01/2011 to 12/31/2011	$10.41636	$10.28653	252,508
01/01/2012 to 12/31/2012	$10.28653	$11.56838	116,185
01/01/2013 to 12/31/2013	$11.56838	$14.82303	73,816
01/01/2014 to 12/31/2014	$14.82303	$16.31649	72,219
01/01/2015 to 12/31/2015	$16.31649	$16.03881	47,922
01/01/2016 to 12/31/2016	$16.03881	$17.36891	7,441
01/01/2017 to 12/31/2017	$17.36891	$20.47012	2,873
01/01/2018 to 12/31/2018	$20.47012	$18.97035	12,168
01/01/2019 to 12/31/2019	$18.97035	$24.14360	2,263
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$10.58042	$12.26215	26,562
01/01/2011 to 12/31/2011	$12.26215	$12.95019	25,754
01/01/2012 to 12/31/2012	$12.95019	$14.17664	13,002
01/01/2013 to 12/31/2013	$14.17664	$17.98266	15,729
01/01/2014 to 12/31/2014	$17.98266	$19.57406	5,871
01/01/2015 to 12/31/2015	$19.57406	$20.13414	2,969
01/01/2016 to 12/31/2016	$20.13414	$20.58761	1,008
01/01/2017 to 12/31/2017	$20.58761	$23.39175	1,023
01/01/2018 to 12/31/2018	$23.39175	$19.67879	818
01/01/2019 to 12/31/2019	$19.67879	$24.59460	660
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$7.98124	$9.56730	28,520
01/01/2011 to 12/31/2011	$9.56730	$9.96740	21,528
01/01/2012 to 12/31/2012	$9.96740	$12.01775	16,814
01/01/2013 to 12/31/2013	$12.01775	$16.59904	9,044
01/01/2014 to 12/31/2014	$16.59904	$18.43411	2,640
01/01/2015 to 12/31/2015	$18.43411	$19.05740	3,852
01/01/2016 to 12/31/2016	$19.05740	$19.60742	22
01/01/2017 to 12/31/2017	$19.60742	$22.91942	524
01/01/2018 to 12/31/2018	$22.91942	$22.77068	256
01/01/2019 to 12/31/2019	$22.77068	$28.02646	101
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$7.99780	$8.10586	272,463
01/01/2011 to 12/31/2011	$8.10586	$7.29348	52,358
01/01/2012 to 12/31/2012	$7.29348	$8.39741	55,477
01/01/2013 to 12/31/2013	$8.39741	$10.08662	46,769
01/01/2014 to 12/31/2014	$10.08662	$9.09933	7,134
01/01/2015 to 12/31/2015	$9.09933	$8.00810	2,571
01/01/2016 to 12/31/2016	$8.00810	$8.52583	1,865
01/01/2017 to 12/31/2017	$8.52583	$10.07925	1,572
01/01/2018 to 12/31/2018	$10.07925	$8.54634	1,322
01/01/2019 to 12/31/2019	$8.54634	$9.94073	1,335
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.67630	$6.21807	44,908
01/01/2011 to 12/31/2011	$6.21807	$5.29116	23,822
01/01/2012 to 12/31/2012	$5.29116	$6.51696	22,703
01/01/2013 to 12/31/2013	$6.51696	$8.49987	46,043
01/01/2014 to 12/31/2014	$8.49987	$9.47790	8,474
01/01/2015 to 12/31/2015	$9.47790	$9.21963	4,163
01/01/2016 to 12/31/2016	$9.21963	$10.49949	2,577
01/01/2017 to 12/31/2017	$10.49949	$12.25459	1,992
01/01/2018 to 12/31/2018	$12.25459	$10.83857	1,722
01/01/2019 to 12/31/2019	$10.83857	$13.94295	2,118

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
01/01/2010 to 12/31/2010	$8.47096	$8.60298	65,780
01/01/2011 to 12/31/2011	$8.60298	$9.35473	84,331
01/01/2012 to 12/31/2012	$9.35473	$10.84535	82,149
01/01/2013 to 12/31/2013	$10.84535	$14.96791	53,151
01/01/2014 to 12/31/2014	$14.96791	$18.28368	52,418
01/01/2015 to 12/31/2015	$18.28368	$18.96204	16,285
01/01/2016 to 12/31/2016	$18.96204	$17.96672	4,262
01/01/2017 to 12/31/2017	$17.96672	$21.45409	3,438
01/01/2018 to 12/31/2018	$21.45409	$22.12416	4,111
01/01/2019 to 12/31/2019	$22.12416	$26.07982	3,084
ProFund VP Industrials
01/01/2010 to 12/31/2010	$9.98636	$12.20358	21,347
01/01/2011 to 12/31/2011	$12.20358	$11.83616	16,683
01/01/2012 to 12/31/2012	$11.83616	$13.53460	8,126
01/01/2013 to 12/31/2013	$13.53460	$18.46945	7,284
01/01/2014 to 12/31/2014	$18.46945	$19.25586	7,788
01/01/2015 to 12/31/2015	$19.25586	$18.36476	4,681
01/01/2016 to 12/31/2016	$18.36476	$21.31797	3,753
01/01/2017 to 12/31/2017	$21.31797	$25.76752	2,002
01/01/2018 to 12/31/2018	$25.76752	$22.19572	485
01/01/2019 to 12/31/2019	$22.19572	$28.60187	519
ProFund VP Internet
01/01/2010 to 12/31/2010	$19.92549	$26.61780	31,261
01/01/2011 to 12/31/2011	$26.61780	$24.46935	3,751
01/01/2012 to 12/31/2012	$24.46935	$28.93844	2,884
01/01/2013 to 12/31/2013	$28.93844	$43.35399	7,173
01/01/2014 to 12/31/2014	$43.35399	$43.29237	1,698
01/01/2015 to 12/31/2015	$43.29237	$51.45256	10
01/01/2016 to 12/31/2016	$51.45256	$53.62059	0
01/01/2017 to 12/31/2017	$53.62059	$72.04206	0
01/01/2018 to 12/31/2018	$72.04206	$74.64633	0
01/01/2019 to 12/31/2019	$74.64633	$86.99961	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$8.36572	$7.72136	72,550
01/01/2011 to 12/31/2011	$7.72136	$6.21138	38,109
01/01/2012 to 12/31/2012	$6.21138	$7.54118	35,371
01/01/2013 to 12/31/2013	$7.54118	$11.03910	20,262
01/01/2014 to 12/31/2014	$11.03910	$11.25288	507
01/01/2015 to 12/31/2015	$11.25288	$11.75768	682
01/01/2016 to 12/31/2016	$11.75768	$11.65898	239
01/01/2017 to 12/31/2017	$11.65898	$13.63807	397
01/01/2018 to 12/31/2018	$13.63807	$11.89973	293
01/01/2019 to 12/31/2019	$11.89973	$14.10111	139
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.60031	$10.73022	89,108
01/01/2011 to 12/31/2011	$10.73022	$10.92804	120,030
01/01/2012 to 12/31/2012	$10.92804	$12.16360	63,603
01/01/2013 to 12/31/2013	$12.16360	$15.69505	72,486
01/01/2014 to 12/31/2014	$15.69505	$17.50252	57,882
01/01/2015 to 12/31/2015	$17.50252	$17.93305	28,006
01/01/2016 to 12/31/2016	$17.93305	$18.59754	9,160
01/01/2017 to 12/31/2017	$18.59754	$23.01066	5,949
01/01/2018 to 12/31/2018	$23.01066	$22.29892	8,424
01/01/2019 to 12/31/2019	$22.29892	$28.38179	1,980

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.48191	$9.45594	89,765
01/01/2011 to 12/31/2011	$9.45594	$9.21854	42,710
01/01/2012 to 12/31/2012	$9.21854	$10.50691	26,138
01/01/2013 to 12/31/2013	$10.50691	$13.47715	56,359
01/01/2014 to 12/31/2014	$13.47715	$14.70277	66,994
01/01/2015 to 12/31/2015	$14.70277	$13.83139	5,641
01/01/2016 to 12/31/2016	$13.83139	$15.76652	8,846
01/01/2017 to 12/31/2017	$15.76652	$17.66168	5,719
01/01/2018 to 12/31/2018	$17.66168	$15.58645	4,448
01/01/2019 to 12/31/2019	$15.58645	$19.97426	891
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$10.98744	$13.93356	205,337
01/01/2011 to 12/31/2011	$13.93356	$13.36149	64,733
01/01/2012 to 12/31/2012	$13.36149	$15.22371	52,836
01/01/2013 to 12/31/2013	$15.22371	$19.62244	41,531
01/01/2014 to 12/31/2014	$19.62244	$20.51882	3,575
01/01/2015 to 12/31/2015	$20.51882	$20.31982	12,816
01/01/2016 to 12/31/2016	$20.31982	$22.65010	3,183
01/01/2017 to 12/31/2017	$22.65010	$26.46241	1,564
01/01/2018 to 12/31/2018	$26.46241	$23.00005	869
01/01/2019 to 12/31/2019	$23.00005	$28.21866	846
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$11.39695	$13.55621	63,526
01/01/2011 to 12/31/2011	$13.55621	$12.86165	58,692
01/01/2012 to 12/31/2012	$12.86165	$14.80448	40,665
01/01/2013 to 12/31/2013	$14.80448	$19.32090	35,724
01/01/2014 to 12/31/2014	$19.32090	$21.02266	6,232
01/01/2015 to 12/31/2015	$21.02266	$19.05245	3,556
01/01/2016 to 12/31/2016	$19.05245	$23.39459	9,127
01/01/2017 to 12/31/2017	$23.39459	$25.55375	2,373
01/01/2018 to 12/31/2018	$25.55375	$21.87922	1,579
01/01/2019 to 12/31/2019	$21.87922	$26.80890	1,340
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$5.54566	$6.47543	316,781
01/01/2011 to 12/31/2011	$6.47543	$6.48771	232,290
01/01/2012 to 12/31/2012	$6.48771	$7.44633	217,667
01/01/2013 to 12/31/2013	$7.44633	$9.87350	162,863
01/01/2014 to 12/31/2014	$9.87350	$11.40813	53,447
01/01/2015 to 12/31/2015	$11.40813	$12.10536	37,345
01/01/2016 to 12/31/2016	$12.10536	$12.58272	6,647
01/01/2017 to 12/31/2017	$12.58272	$16.19989	5,327
01/01/2018 to 12/31/2018	$16.19989	$15.69716	4,823
01/01/2019 to 12/31/2019	$15.69716	$21.19019	4,262
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$16.68040	$19.39775	135,958
01/01/2011 to 12/31/2011	$19.39775	$19.58605	76,432
01/01/2012 to 12/31/2012	$19.58605	$19.90103	53,849
01/01/2013 to 12/31/2013	$19.90103	$24.38295	38,076
01/01/2014 to 12/31/2014	$24.38295	$21.46148	22,287
01/01/2015 to 12/31/2015	$21.46148	$16.23969	7,896
01/01/2016 to 12/31/2016	$16.23969	$19.91574	7,148
01/01/2017 to 12/31/2017	$19.91574	$19.04316	5,500
01/01/2018 to 12/31/2018	$19.04316	$15.00097	5,094
01/01/2019 to 12/31/2019	$15.00097	$16.07496	3,435

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$7.82427	$7.76331	31,364
01/01/2011 to 12/31/2011	$7.76331	$8.90316	38,921
01/01/2012 to 12/31/2012	$8.90316	$9.83386	24,365
01/01/2013 to 12/31/2013	$9.83386	$12.78236	14,760
01/01/2014 to 12/31/2014	$12.78236	$15.06631	4,043
01/01/2015 to 12/31/2015	$15.06631	$15.53908	365
01/01/2016 to 12/31/2016	$15.53908	$14.77233	31
01/01/2017 to 12/31/2017	$14.77233	$16.09910	373
01/01/2018 to 12/31/2018	$16.09910	$14.91145	331
01/01/2019 to 12/31/2019	$14.91145	$16.79255	344
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$17.38893	$22.82630	247,308
01/01/2011 to 12/31/2011	$22.82630	$18.21019	173,485
01/01/2012 to 12/31/2012	$18.21019	$15.36615	113,803
01/01/2013 to 12/31/2013	$15.36615	$9.41609	59,192
01/01/2014 to 12/31/2014	$9.41609	$7.07920	32,404
01/01/2015 to 12/31/2015	$7.07920	$4.69410	11,651
01/01/2016 to 12/31/2016	$4.69410	$7.22300	7,023
01/01/2017 to 12/31/2017	$7.22300	$7.50949	6,045
01/01/2018 to 12/31/2018	$7.50949	$6.41640	3,965
01/01/2019 to 12/31/2019	$6.41640	$9.24955	3,539
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$14.10354	$17.36617	29,823
01/01/2011 to 12/31/2011	$17.36617	$17.96414	20,201
01/01/2012 to 12/31/2012	$17.96414	$20.78536	16,035
01/01/2013 to 12/31/2013	$20.78536	$20.54456	8,707
01/01/2014 to 12/31/2014	$20.54456	$25.36325	6,792
01/01/2015 to 12/31/2015	$25.36325	$25.12733	9,116
01/01/2016 to 12/31/2016	$25.12733	$26.23434	1,539
01/01/2017 to 12/31/2017	$26.23434	$27.99269	443
01/01/2018 to 12/31/2018	$27.99269	$26.06621	1,734
01/01/2019 to 12/31/2019	$26.06621	$32.62820	288
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$4.95950	$4.11253	219,463
01/01/2011 to 12/31/2011	$4.11253	$2.53816	212,763
01/01/2012 to 12/31/2012	$2.53816	$2.33248	82,640
01/01/2013 to 12/31/2013	$2.33248	$2.68289	63,720
01/01/2014 to 12/31/2014	$2.68289	$1.84767	20,069
01/01/2015 to 12/31/2015	$1.84767	$1.79564	11,819
01/01/2016 to 12/31/2016	$1.79564	$1.68175	2,367
01/01/2017 to 12/31/2017	$1.68175	$1.46304	2,074
01/01/2018 to 12/31/2018	$1.46304	$1.50482	1,668
01/01/2019 to 12/31/2019	$1.50482	$1.22724	562
ProFund VP Semiconductor
01/01/2010 to 12/31/2010	$6.04137	$6.70590	23,685
01/01/2011 to 12/31/2011	$6.70590	$6.36400	13,072
01/01/2012 to 12/31/2012	$6.36400	$6.02230	4,765
01/01/2013 to 12/31/2013	$6.02230	$7.93780	3,787
01/01/2014 to 12/31/2014	$7.93780	$10.54515	3,513
01/01/2015 to 12/31/2015	$10.54515	$10.11389	0
01/01/2016 to 12/31/2016	$10.11389	$12.75509	0
01/01/2017 to 12/31/2017	$12.75509	$17.07468	0
01/01/2018 to 12/31/2018	$17.07468	$15.13488	0
01/01/2019 to 12/31/2019	$15.13488	$22.38505	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
01/01/2010 to 12/31/2010	$6.57705	$4.81631	47,099
01/01/2011 to 12/31/2011	$4.81631	$4.36500	43,108
01/01/2012 to 12/31/2012	$4.36500	$3.49342	32,090
01/01/2013 to 12/31/2013	$3.49342	$2.49422	29,274
01/01/2014 to 12/31/2014	$2.49422	$2.15666	13,424
01/01/2015 to 12/31/2015	$2.15666	$2.09340	77
01/01/2016 to 12/31/2016	$2.09340	$1.64990	0
01/01/2017 to 12/31/2017	$1.64990	$1.38730	0
01/01/2018 to 12/31/2018	$1.38730	$1.52009	0
01/01/2019 to 12/31/2019	$1.52009	$1.18333	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$4.35240	$3.38743	75,845
01/01/2011 to 12/31/2011	$3.38743	$2.99478	92,806
01/01/2012 to 12/31/2012	$2.99478	$2.40146	55,833
01/01/2013 to 12/31/2013	$2.40146	$1.67419	23,914
01/01/2014 to 12/31/2014	$1.67419	$1.33283	339
01/01/2015 to 12/31/2015	$1.33283	$1.14451	75
01/01/2016 to 12/31/2016	$1.14451	$1.01653	1,600
01/01/2017 to 12/31/2017	$1.01653	$0.75040	1,318
01/01/2018 to 12/31/2018	$0.75040	$0.71962	972
01/01/2019 to 12/31/2019	$0.71962	$0.51116	645
ProFund VP Short Small-Cap
01/01/2010 to 12/31/2010	$6.73277	$4.72424	38,078
01/01/2011 to 12/31/2011	$4.72424	$4.24130	53,572
01/01/2012 to 12/31/2012	$4.24130	$3.39392	25,569
01/01/2013 to 12/31/2013	$3.39392	$2.30417	16,724
01/01/2014 to 12/31/2014	$2.30417	$2.06539	375
01/01/2015 to 12/31/2015	$2.06539	$2.02284	79
01/01/2016 to 12/31/2016	$2.02284	$1.56623	0
01/01/2017 to 12/31/2017	$1.56623	$1.32711	0
01/01/2018 to 12/31/2018	$1.32711	$1.44655	0
01/01/2019 to 12/31/2019	$1.44655	$1.13159	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$11.50403	$14.28274	164,711
01/01/2011 to 12/31/2011	$14.28274	$14.28518	44,095
01/01/2012 to 12/31/2012	$14.28518	$15.86695	27,995
01/01/2013 to 12/31/2013	$15.86695	$22.00279	55,364
01/01/2014 to 12/31/2014	$22.00279	$22.19997	8,956
01/01/2015 to 12/31/2015	$22.19997	$22.17962	12,159
01/01/2016 to 12/31/2016	$22.17962	$26.33487	13,067
01/01/2017 to 12/31/2017	$26.33487	$29.37936	5,118
01/01/2018 to 12/31/2018	$29.37936	$27.34258	3,979
01/01/2019 to 12/31/2019	$27.34258	$32.16267	231
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$9.95992	$12.00931	57,571
01/01/2011 to 12/31/2011	$12.00931	$11.37293	67,448
01/01/2012 to 12/31/2012	$11.37293	$13.04502	34,099
01/01/2013 to 12/31/2013	$13.04502	$17.73535	40,932
01/01/2014 to 12/31/2014	$17.73535	$18.53198	6,476
01/01/2015 to 12/31/2015	$18.53198	$16.78538	2,997
01/01/2016 to 12/31/2016	$16.78538	$21.34596	9,217
01/01/2017 to 12/31/2017	$21.34596	$23.12706	5,436
01/01/2018 to 12/31/2018	$23.12706	$19.59003	2,434
01/01/2019 to 12/31/2019	$19.59003	$23.71026	669

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Technology
01/01/2010 to 12/31/2010	$5.18775	$5.67282	108,312
01/01/2011 to 12/31/2011	$5.67282	$5.52550	131,824
01/01/2012 to 12/31/2012	$5.52550	$6.01873	43,220
01/01/2013 to 12/31/2013	$6.01873	$7.44080	29,687
01/01/2014 to 12/31/2014	$7.44080	$8.67881	24,076
01/01/2015 to 12/31/2015	$8.67881	$8.77627	2,633
01/01/2016 to 12/31/2016	$8.77627	$9.73666	734
01/01/2017 to 12/31/2017	$9.73666	$12.99836	681
01/01/2018 to 12/31/2018	$12.99836	$12.54039	630
01/01/2019 to 12/31/2019	$12.54039	$17.97916	581
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$4.52307	$5.16718	83,526
01/01/2011 to 12/31/2011	$5.16718	$5.19795	36,580
01/01/2012 to 12/31/2012	$5.19795	$5.98067	22,687
01/01/2013 to 12/31/2013	$5.98067	$6.61876	13,136
01/01/2014 to 12/31/2014	$6.61876	$6.57306	9,188
01/01/2015 to 12/31/2015	$6.57306	$6.58961	4,985
01/01/2016 to 12/31/2016	$6.58961	$7.91668	678
01/01/2017 to 12/31/2017	$7.91668	$7.65214	0
01/01/2018 to 12/31/2018	$7.65214	$6.41474	0
01/01/2019 to 12/31/2019	$6.41474	$7.27011	405
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$12.93467	$14.06359	70,483
01/01/2011 to 12/31/2011	$14.06359	$19.93172	41,695
01/01/2012 to 12/31/2012	$19.93172	$19.87365	22,641
01/01/2013 to 12/31/2013	$19.87365	$15.87431	6,603
01/01/2014 to 12/31/2014	$15.87431	$21.38061	8,857
01/01/2015 to 12/31/2015	$21.38061	$19.92230	203
01/01/2016 to 12/31/2016	$19.92230	$19.61344	786
01/01/2017 to 12/31/2017	$19.61344	$21.20658	1,036
01/01/2018 to 12/31/2018	$21.20658	$19.80434	634
01/01/2019 to 12/31/2019	$19.80434	$23.12025	243
ProFund VP UltraBull
01/01/2010 to 12/31/2010	$4.65085	$5.61076	134,141
01/01/2011 to 12/31/2011	$5.61076	$5.27314	92,855
01/01/2012 to 12/31/2012	$5.27314	$6.71264	49,626
01/01/2013 to 12/31/2013	$6.71264	$11.13966	34,632
01/01/2014 to 12/31/2014	$11.13966	$13.55677	25,593
01/01/2015 to 12/31/2015	$13.55677	$13.00127	22,430
01/01/2016 to 12/31/2016	$13.00127	$15.22732	0
01/01/2017 to 12/31/2017	$15.22732	$21.20582	0
01/01/2018 to 12/31/2018	$21.20582	$17.69236	0
01/01/2019 to 12/31/2019	$17.69236	$27.98346	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$8.48591	$12.54282	116,062
01/01/2011 to 12/31/2011	$12.54282	$10.69581	53,860
01/01/2012 to 12/31/2012	$10.69581	$13.99348	45,039
01/01/2013 to 12/31/2013	$13.99348	$23.57652	37,444
01/01/2014 to 12/31/2014	$23.57652	$26.85387	31,570
01/01/2015 to 12/31/2015	$26.85387	$24.09206	28,070
01/01/2016 to 12/31/2016	$24.09206	$32.81140	155
01/01/2017 to 12/31/2017	$32.81140	$41.75325	178
01/01/2018 to 12/31/2018	$41.75325	$30.19136	169
01/01/2019 to 12/31/2019	$30.19136	$44.06199	159

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraNASDAQ-100
01/01/2010 to 12/31/2010	$0.63185	$0.84364	2,867,144
01/01/2011 to 12/31/2011	$0.84364	$0.82312	2,037,370
01/01/2012 to 12/31/2012	$0.82312	$1.08727	712,083
01/01/2013 to 12/31/2013	$1.08727	$1.92242	244,843
01/01/2014 to 12/31/2014	$1.92242	$2.57880	152,464
01/01/2015 to 12/31/2015	$2.57880	$2.89293	12,966
01/01/2016 to 12/31/2016	$2.89293	$3.10325	0
01/01/2017 to 12/31/2017	$3.10325	$5.15866	0
01/01/2018 to 12/31/2018	$5.15866	$4.60315	0
01/01/2019 to 12/31/2019	$4.60315	$8.16692	0
ProFund VP UltraSmall-Cap
01/01/2010 to 12/31/2010	$5.96779	$8.74793	82,740
01/01/2011 to 12/31/2011	$8.74793	$7.01172	71,070
01/01/2012 to 12/31/2012	$7.01172	$8.96750	39,554
01/01/2013 to 12/31/2013	$8.96750	$16.52960	33,774
01/01/2014 to 12/31/2014	$16.52960	$17.20103	24,615
01/01/2015 to 12/31/2015	$17.20103	$14.78199	18,503
01/01/2016 to 12/31/2016	$14.78199	$20.37725	0
01/01/2017 to 12/31/2017	$20.37725	$25.19418	0
01/01/2018 to 12/31/2018	$25.19418	$18.17222	0
01/01/2019 to 12/31/2019	$18.17222	$26.43839	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$9.84673	$10.30218	65,508
01/01/2011 to 12/31/2011	$10.30218	$11.95501	79,104
01/01/2012 to 12/31/2012	$11.95501	$11.82199	38,438
01/01/2013 to 12/31/2013	$11.82199	$13.22847	35,829
01/01/2014 to 12/31/2014	$13.22847	$16.44454	21,724
01/01/2015 to 12/31/2015	$16.44454	$15.19927	5,502
01/01/2016 to 12/31/2016	$15.19927	$17.27262	2,321
01/01/2017 to 12/31/2017	$17.27262	$18.87211	3,903
01/01/2018 to 12/31/2018	$18.87211	$19.17249	239
01/01/2019 to 12/31/2019	$19.17249	$23.26390	201
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$11.35251	$12.78103	37,153
01/01/2011 to 12/31/2011	$12.78103	$10.73896	22,812
01/01/2012 to 12/31/2012	$10.73896	$12.97965	15,184
01/01/2013 to 12/31/2013	$12.97965	$15.23583	17,838
01/01/2014 to 12/31/2014	$15.23583	$14.18562	9,703
01/01/2015 to 12/31/2015	$14.18562	$14.47994	3,185
01/01/2016 to 12/31/2016	$14.47994	$13.78711	2,966
01/01/2017 to 12/31/2017	$13.78711	$18.49129	3,061
01/01/2018 to 12/31/2018	$18.49129	$15.91956	2,011
01/01/2019 to 12/31/2019	$15.91956	$20.81130	2,381
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.27867	$14.87472	173,563
01/01/2011 to 12/31/2011	$14.87472	$12.81037	149,767
01/01/2012 to 12/31/2012	$12.81037	$14.38078	122,892
01/01/2013 to 12/31/2013	$14.38078	$17.03250	100,597
01/01/2014 to 12/31/2014	$17.03250	$15.92808	76,194
01/01/2015 to 12/31/2015	$15.92808	$16.09005	45,610
01/01/2016 to 12/31/2016	$16.09005	$16.40651	29,664
01/01/2017 to 12/31/2017	$16.40651	$20.22940	8,287
01/01/2018 to 12/31/2018	$20.22940	$16.60745	1,936
01/01/2019 to 12/31/2019	$16.60745	$18.94223	4,127

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.07856	$13.99778	129,477
01/01/2011 to 12/31/2011	$13.99778	$13.08261	90,859
01/01/2012 to 12/31/2012	$13.08261	$15.60026	50,798
01/01/2013 to 12/31/2013	$15.60026	$21.60080	38,150
01/01/2014 to 12/31/2014	$21.60080	$22.20273	22,509
01/01/2015 to 12/31/2015	$22.20273	$22.28066	13,054
01/01/2016 to 12/31/2016	$22.28066	$22.17162	12,905
01/01/2017 to 12/31/2017	$22.17162	$29.54809	5,947
01/01/2018 to 12/31/2018	$29.54809	$29.32807	2,945
01/01/2019 to 12/31/2019	$29.32807	$39.79167	2,348
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59338	$12.27145	116,451
01/01/2011 to 12/31/2011	$12.27145	$11.59211	69,975
01/01/2012 to 12/31/2012	$11.59211	$12.37551	43,174
01/01/2013 to 12/31/2013	$12.37551	$18.39924	36,856
01/01/2014 to 12/31/2014	$18.39924	$17.86510	29,817
01/01/2015 to 12/31/2015	$17.86510	$17.17699	10,916
01/01/2016 to 12/31/2016	$17.17699	$18.33741	8,797
01/01/2017 to 12/31/2017	$18.33741	$22.84216	4,210
01/01/2018 to 12/31/2018	$22.84216	$22.88761	1,222
01/01/2019 to 12/31/2019	$22.88761	$28.32222	1,127
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV, EBP and GRO Plus or with anyone combo 5% or HDV and Gro Plus or HD GRO with DB - Cliff
M&E (1.40%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
04/02/2012 to 12/31/2012	$15.70322	$16.80799	437,797
01/01/2013 to 12/31/2013	$16.80799	$18.23296	411,871
01/01/2014 to 12/31/2014	$18.23296	$18.39818	212,263
01/01/2015 to 12/31/2015	$18.39818	$18.16848	171,799
01/01/2016 to 12/31/2016	$18.16848	$19.52719	323,359
01/01/2017 to 12/31/2017	$19.52719	$20.17762	146,352
01/01/2018 to 12/31/2018	$20.17762	$19.77196	121,609
01/01/2019 to 12/31/2019	$19.77196	$21.91859	139,835
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.24128	$11.52309	4,919,010
01/01/2013 to 12/31/2013	$11.52309	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
01/01/2018 to 12/31/2018	$14.20671	$12.86718	6,259,360
01/01/2019 to 12/31/2019	$12.86718	$14.72391	5,536,253
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$11.99246	$12.31673	1,418,761
01/01/2013 to 12/31/2013	$12.31673	$14.15498	1,598,371
01/01/2014 to 12/31/2014	$14.15498	$14.80940	2,050,271
01/01/2015 to 12/31/2015	$14.80940	$14.71926	2,247,984
01/01/2016 to 12/31/2016	$14.71926	$15.54500	2,972,623
01/01/2017 to 12/31/2017	$15.54500	$17.92228	3,782,375
01/01/2018 to 12/31/2018	$17.92228	$16.62986	3,872,669
01/01/2019 to 12/31/2019	$16.62986	$19.98140	3,455,129
AST AllianzGI World Trends Portfolio
04/02/2012 to 12/31/2012	$10.11219	$10.13781	1,208,847
01/01/2013 to 12/31/2013	$10.13781	$11.23930	1,075,643
01/01/2014 to 12/31/2014	$11.23930	$11.65145	1,047,164
01/01/2015 to 12/31/2015	$11.65145	$11.46930	988,104
01/01/2016 to 12/31/2016	$11.46930	$11.85353	1,029,666
01/01/2017 to 12/31/2017	$11.85353	$13.58528	977,838
01/01/2018 to 12/31/2018	$13.58528	$12.33556	981,054
01/01/2019 to 12/31/2019	$12.33556	$14.35795	842,860
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99884	$11.65743	0
01/01/2014 to 12/31/2014	$11.65743	$13.00803	0
01/01/2015 to 12/31/2015	$13.00803	$13.04744	0
01/01/2016 to 12/31/2016	$13.04744	$14.24209	0
01/01/2017 to 12/31/2017	$14.24209	$17.15168	0
01/01/2018 to 12/31/2018	$17.15168	$15.53472	0
01/01/2019 to 12/31/2019	$15.53472	$18.77574	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.87903	$12.02056	4,624,114
01/01/2013 to 12/31/2013	$12.02056	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
01/01/2018 to 12/31/2018	$17.23020	$16.14950	5,745,479
01/01/2019 to 12/31/2019	$16.14950	$19.01531	5,379,230
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.84035	$10.13096	2,274
01/01/2013 to 12/31/2013	$10.13096	$11.07327	9,626
01/01/2014 to 12/31/2014	$11.07327	$11.45274	22,747
01/01/2015 to 12/31/2015	$11.45274	$10.95358	23,007
01/01/2016 to 12/31/2016	$10.95358	$11.55229	80,166
01/01/2017 to 12/31/2017	$11.55229	$12.82755	185,151
01/01/2018 to 12/31/2018	$12.82755	$11.97934	171,097
01/01/2019 to 12/31/2019	$11.97934	$13.89288	155,873
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$17.83258	$18.23283	7,531,093
01/01/2013 to 12/31/2013	$18.23283	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
01/01/2018 to 12/31/2018	$17.24996	$17.13398	3,463,246
01/01/2019 to 12/31/2019	$17.13398	$17.67486	3,330,585
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$24.22046	$25.47464	12,338,264
01/01/2013 to 12/31/2013	$25.47464	$24.65660	9,995,014
01/01/2014 to 12/31/2014	$24.65660	$25.34004	8,475,614
01/01/2015 to 12/31/2015	$25.34004	$24.45863	7,091,995
01/01/2016 to 12/31/2016	$24.45863	$25.13649	6,161,602
01/01/2017 to 12/31/2017	$25.13649	$25.86657	5,412,083
01/01/2018 to 12/31/2018	$25.86657	$25.33412	4,629,873
01/01/2019 to 12/31/2019	$25.33412	$27.28387	4,189,643
AST Bond Portfolio 2020
04/02/2012 to 12/31/2012	$11.25805	$11.93774	0
01/01/2013 to 12/31/2013	$11.93774	$11.00367	0
01/01/2014 to 12/31/2014	$11.00367	$11.51790	0
01/01/2015 to 12/31/2015	$11.51790	$11.53001	0
01/01/2016 to 12/31/2016	$11.53001	$11.59126	0
01/01/2017 to 12/31/2017	$11.59126	$11.53053	0
01/01/2018 to 12/31/2018	$11.53053	$11.40130	0
01/01/2019 to 12/31/2019	$11.40130	$11.63495	0
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.56120	$11.60294	3,975,636
01/01/2013 to 12/31/2013	$11.60294	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
01/01/2018 to 12/31/2018	$17.97320	$16.61840	9,994,935
01/01/2019 to 12/31/2019	$16.61840	$20.03129	8,654,530

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99884	$11.68836	0
01/01/2014 to 12/31/2014	$11.68836	$13.09321	0
01/01/2015 to 12/31/2015	$13.09321	$12.44886	0
01/01/2016 to 12/31/2016	$12.44886	$14.10317	861
01/01/2017 to 12/31/2017	$14.10317	$16.46541	723
01/01/2018 to 12/31/2018	$16.46541	$15.45991	389
01/01/2019 to 12/31/2019	$15.45991	$19.97364	703
AST Cohen & Steers Global Realty Portfolio
04/02/2012 to 12/31/2012	$10.18227	$11.31224	4,307
01/01/2013 to 12/31/2013	$11.31224	$11.63885	4,634
01/01/2014 to 12/31/2014	$11.63885	$13.07381	9,529
01/01/2015 to 12/31/2015	$13.07381	$12.87917	9,006
01/01/2016 to 12/31/2016	$12.87917	$12.81297	9,651
01/01/2017 to 12/31/2017	$12.81297	$14.00933	12,593
01/01/2018 to 12/31/2018	$14.00933	$13.16170	11,053
01/01/2019 to 12/31/2019	$13.16170	$16.23816	11,581
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$29.01999	$29.92769	1,447,772
01/01/2013 to 12/31/2013	$29.92769	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
01/01/2018 to 12/31/2018	$43.96916	$41.28906	583,093
01/01/2019 to 12/31/2019	$41.28906	$53.41975	517,363
AST Fidelity Institutional AM® Quantitative Portfolio
04/02/2012 to 12/31/2012	$10.45862	$10.69269	1,185,031
01/01/2013 to 12/31/2013	$10.69269	$12.09924	1,160,646
01/01/2014 to 12/31/2014	$12.09924	$12.30584	1,332,058
01/01/2015 to 12/31/2015	$12.30584	$12.25376	1,520,140
01/01/2016 to 12/31/2016	$12.25376	$12.59645	2,103,119
01/01/2017 to 12/31/2017	$12.59645	$14.46644	2,642,395
01/01/2018 to 12/31/2018	$14.46644	$13.15816	2,463,134
01/01/2019 to 12/31/2019	$13.15816	$15.56873	2,161,377
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$10.80732	$10.84167	904,960
01/01/2013 to 12/31/2013	$10.84167	$11.73963	789,219
01/01/2014 to 12/31/2014	$11.73963	$12.04311	693,533
01/01/2015 to 12/31/2015	$12.04311	$11.76656	588,251
01/01/2016 to 12/31/2016	$11.76656	$12.21187	574,531
01/01/2017 to 12/31/2017	$12.21187	$13.52030	672,294
01/01/2018 to 12/31/2018	$13.52030	$12.38918	654,658
01/01/2019 to 12/31/2019	$12.38918	$14.17290	578,048
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$32.17548	$32.62172	1,431,288
01/01/2013 to 12/31/2013	$32.62172	$44.64913	1,250,722
01/01/2014 to 12/31/2014	$44.64913	$47.19296	1,086,290
01/01/2015 to 12/31/2015	$47.19296	$43.97560	935,154
01/01/2016 to 12/31/2016	$43.97560	$53.90327	800,779
01/01/2017 to 12/31/2017	$53.90327	$59.62848	694,243
01/01/2018 to 12/31/2018	$59.62848	$50.52072	599,847
01/01/2019 to 12/31/2019	$50.52072	$61.08934	537,596

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$13.65154	$13.50952	17,079,423
01/01/2013 to 12/31/2013	$13.50952	$13.32015	13,291,565
01/01/2014 to 12/31/2014	$13.32015	$13.13385	13,654,097
01/01/2015 to 12/31/2015	$13.13385	$12.95008	12,534,974
01/01/2016 to 12/31/2016	$12.95008	$12.76926	11,390,209
01/01/2017 to 12/31/2017	$12.76926	$12.63397	10,159,311
01/01/2018 to 12/31/2018	$12.63397	$12.61802	10,291,957
01/01/2019 to 12/31/2019	$12.61802	$12.65174	8,387,207
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$20.97111	$22.50759	4,606,006
01/01/2013 to 12/31/2013	$22.50759	$23.78603	3,969,184
01/01/2014 to 12/31/2014	$23.78603	$24.05291	2,555,840
01/01/2015 to 12/31/2015	$24.05291	$22.87106	2,162,116
01/01/2016 to 12/31/2016	$22.87106	$26.02347	2,049,277
01/01/2017 to 12/31/2017	$26.02347	$27.57716	1,858,588
01/01/2018 to 12/31/2018	$27.57716	$26.64894	1,411,625
01/01/2019 to 12/31/2019	$26.64894	$30.29598	1,326,908
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.36044	$21.02975	3,307,201
01/01/2013 to 12/31/2013	$21.02975	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
01/01/2018 to 12/31/2018	$41.06394	$34.75632	1,560,509
01/01/2019 to 12/31/2019	$34.75632	$44.38727	1,398,612
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$18.65276	$19.01608	6,293,086
01/01/2013 to 12/31/2013	$19.01608	$22.32299	5,340,846
01/01/2014 to 12/31/2014	$22.32299	$20.79446	4,821,411
01/01/2015 to 12/31/2015	$20.79446	$21.14883	4,259,448
01/01/2016 to 12/31/2016	$21.14883	$20.06551	3,802,360
01/01/2017 to 12/31/2017	$20.06551	$26.79441	3,321,745
01/01/2018 to 12/31/2018	$26.79441	$22.89556	2,982,285
01/01/2019 to 12/31/2019	$22.89556	$29.82418	2,562,599
AST International Value Portfolio
04/02/2012 to 12/31/2012	$17.07885	$17.54225	1,527,083
01/01/2013 to 12/31/2013	$17.54225	$20.66374	1,321,160
01/01/2014 to 12/31/2014	$20.66374	$19.00863	1,138,759
01/01/2015 to 12/31/2015	$19.00863	$18.89569	1,039,181
01/01/2016 to 12/31/2016	$18.89569	$18.73984	943,283
01/01/2017 to 12/31/2017	$18.73984	$22.69347	808,690
01/01/2018 to 12/31/2018	$22.69347	$18.76368	764,784
01/01/2019 to 12/31/2019	$18.76368	$22.20541	699,331
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$14.76497	$15.67712	39
01/01/2013 to 12/31/2013	$15.67712	$14.96580	0
01/01/2014 to 12/31/2014	$14.96580	$15.74930	0
01/01/2015 to 12/31/2015	$15.74930	$15.71099	0
01/01/2016 to 12/31/2016	$15.71099	$16.14275	0
01/01/2017 to 12/31/2017	$16.14275	$16.60376	0
01/01/2018 to 12/31/2018	$16.60376	$16.32633	210
01/01/2019 to 12/31/2019	$16.32633	$17.90560	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$10.62328	$10.71735	411,264
01/01/2013 to 12/31/2013	$10.71735	$12.28784	374,150
01/01/2014 to 12/31/2014	$12.28784	$12.88688	536,073
01/01/2015 to 12/31/2015	$12.88688	$12.57340	467,108
01/01/2016 to 12/31/2016	$12.57340	$13.04442	464,173
01/01/2017 to 12/31/2017	$13.04442	$15.04310	582,641
01/01/2018 to 12/31/2018	$15.04310	$13.73794	515,629
01/01/2019 to 12/31/2019	$13.73794	$16.17749	428,541
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$34.83608	$36.59713	1,679,191
01/01/2013 to 12/31/2013	$36.59713	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
01/01/2018 to 12/31/2018	$47.32249	$38.50595	867,932
01/01/2019 to 12/31/2019	$38.50595	$48.30270	761,508
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$23.66283	$24.25260	2,113,388
01/01/2013 to 12/31/2013	$24.25260	$26.55124	1,842,468
01/01/2014 to 12/31/2014	$26.55124	$27.60595	1,643,068
01/01/2015 to 12/31/2015	$27.60595	$27.16973	1,500,221
01/01/2016 to 12/31/2016	$27.16973	$27.81835	1,413,371
01/01/2017 to 12/31/2017	$27.81835	$30.76036	1,385,459
01/01/2018 to 12/31/2018	$30.76036	$28.77270	1,277,500
01/01/2019 to 12/31/2019	$28.77270	$32.51436	1,127,514
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.41247	$12.73653	4,872
01/01/2013 to 12/31/2013	$12.73653	$17.14136	11,180
01/01/2014 to 12/31/2014	$17.14136	$18.50771	10,771
01/01/2015 to 12/31/2015	$18.50771	$20.18925	15,521
01/01/2016 to 12/31/2016	$20.18925	$19.61564	10,131
01/01/2017 to 12/31/2017	$19.61564	$26.27170	8,741
01/01/2018 to 12/31/2018	$26.27170	$25.48460	9,553
01/01/2019 to 12/31/2019	$25.48460	$33.32023	10,676
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$20.41294	$19.42466	9,007,613
01/01/2013 to 12/31/2013	$19.42466	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
01/01/2018 to 12/31/2018	$42.26955	$40.55449	7,331,268
01/01/2019 to 12/31/2019	$40.55449	$52.63467	6,440,550
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$16.25066	$17.15779	1,345,547
01/01/2013 to 12/31/2013	$17.15779	$21.59260	1,264,615
01/01/2014 to 12/31/2014	$21.59260	$22.06323	1,103,149
01/01/2015 to 12/31/2015	$22.06323	$21.43554	990,398
01/01/2016 to 12/31/2016	$21.43554	$22.63908	892,389
01/01/2017 to 12/31/2017	$22.63908	$27.64470	828,684
01/01/2018 to 12/31/2018	$27.64470	$24.65191	771,766
01/01/2019 to 12/31/2019	$24.65191	$31.58841	671,199

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99884	$10.34147	4,901,121
01/01/2013 to 12/31/2013	$10.34147	$12.12535	4,080,500
01/01/2014 to 12/31/2014	$12.12535	$12.56996	3,469,189
01/01/2015 to 12/31/2015	$12.56996	$12.24008	3,033,702
01/01/2016 to 12/31/2016	$12.24008	$12.59068	2,680,231
01/01/2017 to 12/31/2017	$12.59068	$14.46236	2,401,480
01/01/2018 to 12/31/2018	$14.46236	$13.07893	2,064,578
01/01/2019 to 12/31/2019	$13.07893	$15.83125	1,825,743
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$9.39760	$9.35791	8,473,688
01/01/2013 to 12/31/2013	$9.35791	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709
01/01/2018 to 12/31/2018	$18.51334	$18.64522	3,893,316
01/01/2019 to 12/31/2019	$18.64522	$25.32966	3,439,971
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99884	$10.20638	0
01/01/2013 to 12/31/2013	$10.20638	$13.53586	0
01/01/2014 to 12/31/2014	$13.53586	$14.71003	0
01/01/2015 to 12/31/2015	$14.71003	$14.39916	0
01/01/2016 to 12/31/2016	$14.39916	$16.10701	0
01/01/2017 to 12/31/2017	$16.10701	$18.63600	0
01/01/2018 to 12/31/2018	$18.63600	$16.50864	0
01/01/2019 to 12/31/2019	$16.50864	$21.05446	320
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$6.31094	$6.34316	3,777,430
01/01/2013 to 12/31/2013	$6.34316	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
01/01/2018 to 12/31/2018	$10.61894	$10.01412	10,727,702
01/01/2019 to 12/31/2019	$10.01412	$12.85141	9,266,517
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$37.15415	$37.91024	3,538,167
01/01/2013 to 12/31/2013	$37.91024	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
01/01/2018 to 12/31/2018	$72.77285	$59.95055	1,521,349
01/01/2019 to 12/31/2019	$59.95055	$71.53346	1,343,273
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$9.93060	$10.09679	7,479
01/01/2013 to 12/31/2013	$10.09679	$9.97769	16,110
01/01/2014 to 12/31/2014	$9.97769	$9.37728	16,733
01/01/2015 to 12/31/2015	$9.37728	$7.69942	17,448
01/01/2016 to 12/31/2016	$7.69942	$8.53030	18,337
01/01/2017 to 12/31/2017	$8.53030	$10.62981	29,004
01/01/2018 to 12/31/2018	$10.62981	$9.00807	14,412
01/01/2019 to 12/31/2019	$9.00807	$10.06757	14,105

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.41607	$12.71758	5,429,828
01/01/2013 to 12/31/2013	$12.71758	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
01/01/2018 to 12/31/2018	$15.93508	$15.26462	6,058,564
01/01/2019 to 12/31/2019	$15.26462	$17.26955	5,375,267
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.18717	$10.64019	0
01/01/2013 to 12/31/2013	$10.64019	$10.24854	0
01/01/2014 to 12/31/2014	$10.24854	$10.71754	0
01/01/2015 to 12/31/2015	$10.71754	$10.53923	1,024
01/01/2016 to 12/31/2016	$10.53923	$10.82942	183
01/01/2017 to 12/31/2017	$10.82942	$11.28377	80
01/01/2018 to 12/31/2018	$11.28377	$11.03436	273
01/01/2019 to 12/31/2019	$11.03436	$11.94118	496
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$10.02358	$10.12224	1,006,570
01/01/2013 to 12/31/2013	$10.12224	$11.67981	908,794
01/01/2014 to 12/31/2014	$11.67981	$12.57551	1,537,876
01/01/2015 to 12/31/2015	$12.57551	$12.32353	2,144,128
01/01/2016 to 12/31/2016	$12.32353	$13.37799	3,114,057
01/01/2017 to 12/31/2017	$13.37799	$15.31448	6,106,309
01/01/2018 to 12/31/2018	$15.31448	$13.95200	5,913,093
01/01/2019 to 12/31/2019	$13.95200	$16.39502	5,155,128
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99884	$11.69708	0
01/01/2014 to 12/31/2014	$11.69708	$13.29120	0
01/01/2015 to 12/31/2015	$13.29120	$13.30735	0
01/01/2016 to 12/31/2016	$13.30735	$14.54588	0
01/01/2017 to 12/31/2017	$14.54588	$17.41375	0
01/01/2018 to 12/31/2018	$17.41375	$15.94084	0
01/01/2019 to 12/31/2019	$15.94084	$19.67681	0
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$14.18944	$14.37843	3,213,985
01/01/2013 to 12/31/2013	$14.37843	$18.77444	2,695,646
01/01/2014 to 12/31/2014	$18.77444	$21.69801	2,432,339
01/01/2015 to 12/31/2015	$21.69801	$22.05306	2,070,601
01/01/2016 to 12/31/2016	$22.05306	$24.97319	1,850,927
01/01/2017 to 12/31/2017	$24.97319	$30.10357	1,641,725
01/01/2018 to 12/31/2018	$30.10357	$27.24112	1,409,851
01/01/2019 to 12/31/2019	$27.24112	$33.43119	1,226,964
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.85023	$9.94679	0
01/01/2013 to 12/31/2013	$9.94679	$12.00409	17,447
01/01/2014 to 12/31/2014	$12.00409	$12.60549	16,537
01/01/2015 to 12/31/2015	$12.60549	$12.44771	39,913
01/01/2016 to 12/31/2016	$12.44771	$13.04968	69,989
01/01/2017 to 12/31/2017	$13.04968	$15.20802	121,143
01/01/2018 to 12/31/2018	$15.20802	$14.01525	117,425
01/01/2019 to 12/31/2019	$14.01525	$16.74932	124,461

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$13.35502	$12.66302	4,924,697
01/01/2013 to 12/31/2013	$12.66302	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
01/01/2018 to 12/31/2018	$24.30313	$21.36279	2,227,050
01/01/2019 to 12/31/2019	$21.36279	$28.74833	1,923,581
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$25.35980	$24.32164	1,542,659
01/01/2013 to 12/31/2013	$24.32164	$32.41614	1,330,742
01/01/2014 to 12/31/2014	$32.41614	$33.18308	1,114,092
01/01/2015 to 12/31/2015	$33.18308	$32.97563	1,029,965
01/01/2016 to 12/31/2016	$32.97563	$36.44149	895,312
01/01/2017 to 12/31/2017	$36.44149	$44.52618	795,697
01/01/2018 to 12/31/2018	$44.52618	$40.21010	691,095
01/01/2019 to 12/31/2019	$40.21010	$51.58901	596,050
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$25.61287	$26.08383	2,840,903
01/01/2013 to 12/31/2013	$26.08383	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
01/01/2018 to 12/31/2018	$46.66633	$38.15322	1,225,607
01/01/2019 to 12/31/2019	$38.15322	$45.88763	1,088,105
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$28.01209	$28.69302	3,198,085
01/01/2013 to 12/31/2013	$28.69302	$33.05369	3,045,131
01/01/2014 to 12/31/2014	$33.05369	$34.50721	3,033,107
01/01/2015 to 12/31/2015	$34.50721	$34.03841	3,090,797
01/01/2016 to 12/31/2016	$34.03841	$36.09484	2,947,259
01/01/2017 to 12/31/2017	$36.09484	$41.07424	3,094,364
01/01/2018 to 12/31/2018	$41.07424	$38.33899	2,973,482
01/01/2019 to 12/31/2019	$38.33899	$45.68190	2,631,974
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.01326	$18.35269	2,586,707
01/01/2013 to 12/31/2013	$18.35269	$26.06273	2,374,109
01/01/2014 to 12/31/2014	$26.06273	$27.84247	2,117,503
01/01/2015 to 12/31/2015	$27.84247	$30.08366	2,085,487
01/01/2016 to 12/31/2016	$30.08366	$30.46379	1,768,786
01/01/2017 to 12/31/2017	$30.46379	$41.41872	1,642,149
01/01/2018 to 12/31/2018	$41.41872	$42.41475	1,461,790
01/01/2019 to 12/31/2019	$42.41475	$53.62710	1,250,102
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$12.61586	$12.57594	1,508,096
01/01/2013 to 12/31/2013	$12.57594	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139
01/01/2018 to 12/31/2018	$18.62075	$16.57594	580,362
01/01/2019 to 12/31/2019	$16.57594	$20.58841	6,552,217

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$49.44659	$47.40074	955,065
01/01/2013 to 12/31/2013	$47.40074	$53.92569	760,187
01/01/2014 to 12/31/2014	$53.92569	$48.72523	662,880
01/01/2015 to 12/31/2015	$48.72523	$38.79334	572,522
01/01/2016 to 12/31/2016	$38.79334	$47.66698	528,023
01/01/2017 to 12/31/2017	$47.66698	$51.84538	419,659
01/01/2018 to 12/31/2018	$51.84538	$42.60308	357,928
01/01/2019 to 12/31/2019	$42.60308	$49.09154	316,127
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$17.62052	$18.08731	2,390,182
01/01/2013 to 12/31/2013	$18.08731	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
01/01/2018 to 12/31/2018	$16.57098	$16.66437	1,139,725
01/01/2019 to 12/31/2019	$16.66437	$16.69463	1,083,981
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.03481	$15.51644	1,045,623
01/01/2013 to 12/31/2013	$15.51644	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
01/01/2018 to 12/31/2018	$27.78102	$22.86353	446,219
01/01/2019 to 12/31/2019	$22.86353	$26.85937	387,825
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$10.52763	$10.44870	894,290
01/01/2013 to 12/31/2013	$10.44870	$12.41476	1,073,146
01/01/2014 to 12/31/2014	$12.41476	$12.91475	900,417
01/01/2015 to 12/31/2015	$12.91475	$12.65328	811,799
01/01/2016 to 12/31/2016	$12.65328	$13.29053	872,743
01/01/2017 to 12/31/2017	$13.29053	$14.88638	886,232
01/01/2018 to 12/31/2018	$14.88638	$13.94339	803,011
01/01/2019 to 12/31/2019	$13.94339	$16.57398	739,085
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.61384	$12.13428	951,592
01/01/2013 to 12/31/2013	$12.13428	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
01/01/2018 to 12/31/2018	$13.51423	$13.02235	2,708,965
01/01/2019 to 12/31/2019	$13.02235	$14.41951	2,741,774
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.12897	$10.69616	564,209
01/01/2013 to 12/31/2013	$10.69616	$13.81972	621,929
01/01/2014 to 12/31/2014	$13.81972	$15.37423	623,494
01/01/2015 to 12/31/2015	$15.37423	$15.47224	569,906
01/01/2016 to 12/31/2016	$15.47224	$17.51607	647,457
01/01/2017 to 12/31/2017	$17.51607	$18.75257	573,203
01/01/2018 to 12/31/2018	$18.75257	$17.08832	489,561
01/01/2019 to 12/31/2019	$17.08832	$21.07687	423,497

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
04/02/2012 to 12/31/2012	$16.25430	$17.17183	1,006,460
01/01/2013 to 12/31/2013	$17.17183	$23.79596	948,579
01/01/2014 to 12/31/2014	$23.79596	$28.07775	853,138
01/01/2015 to 12/31/2015	$28.07775	$28.56030	756,829
01/01/2016 to 12/31/2016	$28.56030	$24.93384	618,755
01/01/2017 to 12/31/2017	$24.93384	$28.47692	521,773
01/01/2018 to 12/31/2018	$28.47692	$28.32992	458,085
01/01/2019 to 12/31/2019	$28.32992	$37.01278	393,485
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04999	$9.78279	761,755
01/01/2013 to 12/31/2013	$9.78279	$13.21634	672,946
01/01/2014 to 12/31/2014	$13.21634	$14.07858	556,578
01/01/2015 to 12/31/2015	$14.07858	$14.04890	503,128
01/01/2016 to 12/31/2016	$14.04890	$13.95742	440,226
01/01/2017 to 12/31/2017	$13.95742	$16.85791	382,817
01/01/2018 to 12/31/2018	$16.85791	$15.69253	356,979
01/01/2019 to 12/31/2019	$15.69253	$20.78619	320,838
Invesco V.I. Technology Fund - Series I
04/02/2012 to 12/31/2012	$7.02957	$6.27528	2,447,390
01/01/2013 to 12/31/2013	$6.27528	$7.74317	2,085,980
01/01/2014 to 12/31/2014	$7.74317	$8.47856	1,840,712
01/01/2015 to 12/31/2015	$8.47856	$8.92963	1,665,725
01/01/2016 to 12/31/2016	$8.92963	$8.73833	1,429,090
01/01/2017 to 12/31/2017	$8.73833	$11.64356	1,316,714
01/01/2018 to 12/31/2018	$11.64356	$11.42741	1,167,317
01/01/2019 to 12/31/2019	$11.42741	$15.31019	1,016,886
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12653	$9.73940	1,383,423
01/01/2017 to 12/31/2017	$9.73940	$13.54995	1,249,165
01/01/2018 to 12/31/2018	$13.54995	$10.99337	1,137,104
01/01/2019 to 12/31/2019	$10.99337	$13.28726	1,022,610
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$19.91243	$19.80560	248,036
01/01/2013 to 12/31/2013	$19.80560	$22.45213	208,012
01/01/2014 to 12/31/2014	$22.45213	$21.79050	142,580
01/01/2015 to 12/31/2015	$21.79050	$19.47014	116,333
01/01/2016 to 12/31/2016	$19.47014	$19.32123	104,308
01/01/2017 to 12/31/2017	$19.32123	$25.31521	106,205
01/01/2018 to 12/31/2018	$25.31521	$20.31749	78,273
01/01/2019 to 12/31/2019	$20.31749	$25.30287	75,093
ProFund VP Banks
04/02/2012 to 12/31/2012	$4.81553	$4.85897	182,044
01/01/2013 to 12/31/2013	$4.85897	$6.39383	180,930
01/01/2014 to 12/31/2014	$6.39383	$6.95846	143,497
01/01/2015 to 12/31/2015	$6.95846	$6.83134	216,527
01/01/2016 to 12/31/2016	$6.83134	$8.30051	260,234
01/01/2017 to 12/31/2017	$8.30051	$9.65112	174,634
01/01/2018 to 12/31/2018	$9.65112	$7.81223	127,100
01/01/2019 to 12/31/2019	$7.81223	$10.50879	150,254

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$15.89761	$15.35508	167,807
01/01/2013 to 12/31/2013	$15.35508	$17.93081	119,789
01/01/2014 to 12/31/2014	$17.93081	$17.97792	91,384
01/01/2015 to 12/31/2015	$17.97792	$15.25833	71,184
01/01/2016 to 12/31/2016	$15.25833	$17.82729	68,009
01/01/2017 to 12/31/2017	$17.82729	$21.61392	62,624
01/01/2018 to 12/31/2018	$21.61392	$17.54671	52,739
01/01/2019 to 12/31/2019	$17.54671	$20.36654	39,932
ProFund VP Bear
04/02/2012 to 12/31/2012	$4.95656	$4.67229	551,363
01/01/2013 to 12/31/2013	$4.67229	$3.38374	636,634
01/01/2014 to 12/31/2014	$3.38374	$2.86099	623,944
01/01/2015 to 12/31/2015	$2.86099	$2.68202	1,038,810
01/01/2016 to 12/31/2016	$2.68202	$2.29932	671,924
01/01/2017 to 12/31/2017	$2.29932	$1.85983	633,729
01/01/2018 to 12/31/2018	$1.85983	$1.90796	669,576
01/01/2019 to 12/31/2019	$1.90796	$1.44950	769,173
ProFund VP Biotechnology
04/02/2012 to 12/31/2012	$10.89914	$12.92186	269,610
01/01/2013 to 12/31/2013	$12.92186	$21.45816	340,641
01/01/2014 to 12/31/2014	$21.45816	$27.44729	289,710
01/01/2015 to 12/31/2015	$27.44729	$27.95618	232,535
01/01/2016 to 12/31/2016	$27.95618	$23.29908	166,982
01/01/2017 to 12/31/2017	$23.29908	$28.15255	149,164
01/01/2018 to 12/31/2018	$28.15255	$25.88312	118,305
01/01/2019 to 12/31/2019	$25.88312	$29.72062	108,741
ProFund VP Bull
04/02/2012 to 12/31/2012	$11.40497	$11.38212	904,402
01/01/2013 to 12/31/2013	$11.38212	$14.56230	736,693
01/01/2014 to 12/31/2014	$14.56230	$16.00507	877,852
01/01/2015 to 12/31/2015	$16.00507	$15.70869	463,717
01/01/2016 to 12/31/2016	$15.70869	$16.98571	389,605
01/01/2017 to 12/31/2017	$16.98571	$19.98812	483,561
01/01/2018 to 12/31/2018	$19.98812	$18.49525	390,533
01/01/2019 to 12/31/2019	$18.49525	$23.50319	218,970
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$13.90933	$13.94849	85,013
01/01/2013 to 12/31/2013	$13.94849	$17.66629	72,298
01/01/2014 to 12/31/2014	$17.66629	$19.20042	64,202
01/01/2015 to 12/31/2015	$19.20042	$19.71980	74,920
01/01/2016 to 12/31/2016	$19.71980	$20.13345	55,676
01/01/2017 to 12/31/2017	$20.13345	$22.84103	46,472
01/01/2018 to 12/31/2018	$22.84103	$19.18603	42,049
01/01/2019 to 12/31/2019	$19.18603	$23.94220	53,456
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$11.14834	$11.82411	126,275
01/01/2013 to 12/31/2013	$11.82411	$16.30684	99,155
01/01/2014 to 12/31/2014	$16.30684	$18.08206	40,528
01/01/2015 to 12/31/2015	$18.08206	$18.66505	43,599
01/01/2016 to 12/31/2016	$18.66505	$19.17472	28,498
01/01/2017 to 12/31/2017	$19.17472	$22.37982	27,330
01/01/2018 to 12/31/2018	$22.37982	$22.20060	26,582
01/01/2019 to 12/31/2019	$22.20060	$27.28320	21,581

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$8.79930	$9.33137	735,069
01/01/2013 to 12/31/2013	$9.33137	$11.19128	633,151
01/01/2014 to 12/31/2014	$11.19128	$10.08037	376,430
01/01/2015 to 12/31/2015	$10.08037	$8.85804	332,972
01/01/2016 to 12/31/2016	$8.85804	$9.41651	315,245
01/01/2017 to 12/31/2017	$9.41651	$11.11529	253,918
01/01/2018 to 12/31/2018	$11.11529	$9.41036	199,098
01/01/2019 to 12/31/2019	$9.41036	$10.92907	194,248
ProFund VP Financials
04/02/2012 to 12/31/2012	$6.23280	$6.39948	272,844
01/01/2013 to 12/31/2013	$6.39948	$8.33405	235,274
01/01/2014 to 12/31/2014	$8.33405	$9.27875	227,330
01/01/2015 to 12/31/2015	$9.27875	$9.01213	188,297
01/01/2016 to 12/31/2016	$9.01213	$10.24771	186,290
01/01/2017 to 12/31/2017	$10.24771	$11.94269	197,412
01/01/2018 to 12/31/2018	$11.94269	$10.54657	159,876
01/01/2019 to 12/31/2019	$10.54657	$13.54676	149,421
ProFund VP Health Care
04/02/2012 to 12/31/2012	$10.07384	$10.65001	261,952
01/01/2013 to 12/31/2013	$10.65001	$14.67591	293,362
01/01/2014 to 12/31/2014	$14.67591	$17.89983	269,160
01/01/2015 to 12/31/2015	$17.89983	$18.53580	233,579
01/01/2016 to 12/31/2016	$18.53580	$17.53623	181,350
01/01/2017 to 12/31/2017	$17.53623	$20.90843	147,147
01/01/2018 to 12/31/2018	$20.90843	$21.52854	139,240
01/01/2019 to 12/31/2019	$21.52854	$25.33913	110,344
ProFund VP Industrials
04/02/2012 to 12/31/2012	$13.13545	$13.31656	83,989
01/01/2013 to 12/31/2013	$13.31656	$18.14440	124,792
01/01/2014 to 12/31/2014	$18.14440	$18.88823	65,424
01/01/2015 to 12/31/2015	$18.88823	$17.98672	54,550
01/01/2016 to 12/31/2016	$17.98672	$20.84757	67,667
01/01/2017 to 12/31/2017	$20.84757	$25.16081	63,649
01/01/2018 to 12/31/2018	$25.16081	$21.63995	47,840
01/01/2019 to 12/31/2019	$21.63995	$27.84324	61,257
ProFund VP Internet
04/02/2012 to 12/31/2012	$27.65130	$28.47222	83,046
01/01/2013 to 12/31/2013	$28.47222	$42.59080	70,400
01/01/2014 to 12/31/2014	$42.59080	$42.46564	53,069
01/01/2015 to 12/31/2015	$42.46564	$50.39333	63,685
01/01/2016 to 12/31/2016	$50.39333	$52.43708	47,145
01/01/2017 to 12/31/2017	$52.43708	$70.34535	46,190
01/01/2018 to 12/31/2018	$70.34535	$72.77690	43,530
01/01/2019 to 12/31/2019	$72.77690	$84.69189	35,963
ProFund VP Japan
04/02/2012 to 12/31/2012	$7.31606	$7.41972	290,435
01/01/2013 to 12/31/2013	$7.41972	$10.84476	235,123
01/01/2014 to 12/31/2014	$10.84476	$11.03788	138,200
01/01/2015 to 12/31/2015	$11.03788	$11.51551	159,510
01/01/2016 to 12/31/2016	$11.51551	$11.40160	105,152
01/01/2017 to 12/31/2017	$11.40160	$13.31692	84,122
01/01/2018 to 12/31/2018	$13.31692	$11.60173	71,119
01/01/2019 to 12/31/2019	$11.60173	$13.72688	67,223

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$12.14075	$12.01437	441,624
01/01/2013 to 12/31/2013	$12.01437	$15.47892	455,355
01/01/2014 to 12/31/2014	$15.47892	$17.23515	432,901
01/01/2015 to 12/31/2015	$17.23515	$17.63235	330,110
01/01/2016 to 12/31/2016	$17.63235	$18.25807	217,401
01/01/2017 to 12/31/2017	$18.25807	$22.55652	199,036
01/01/2018 to 12/31/2018	$22.55652	$21.82544	150,776
01/01/2019 to 12/31/2019	$21.82544	$27.73694	146,368
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$10.28034	$10.37797	313,222
01/01/2013 to 12/31/2013	$10.37797	$13.29165	215,935
01/01/2014 to 12/31/2014	$13.29165	$14.47835	225,191
01/01/2015 to 12/31/2015	$14.47835	$13.59965	181,526
01/01/2016 to 12/31/2016	$13.59965	$15.47906	182,768
01/01/2017 to 12/31/2017	$15.47906	$17.31345	145,746
01/01/2018 to 12/31/2018	$17.31345	$15.25579	127,100
01/01/2019 to 12/31/2019	$15.25579	$19.52092	125,246
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$14.99412	$14.97791	466,126
01/01/2013 to 12/31/2013	$14.97791	$19.27625	408,737
01/01/2014 to 12/31/2014	$19.27625	$20.12610	305,185
01/01/2015 to 12/31/2015	$20.12610	$19.90066	240,193
01/01/2016 to 12/31/2016	$19.90066	$22.14931	183,777
01/01/2017 to 12/31/2017	$22.14931	$25.83820	163,288
01/01/2018 to 12/31/2018	$25.83820	$22.42304	118,183
01/01/2019 to 12/31/2019	$22.42304	$27.46900	177,227
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$14.24292	$14.56628	400,972
01/01/2013 to 12/31/2013	$14.56628	$18.98123	372,388
01/01/2014 to 12/31/2014	$18.98123	$20.62175	210,087
01/01/2015 to 12/31/2015	$20.62175	$18.66074	169,770
01/01/2016 to 12/31/2016	$18.66074	$22.87889	188,683
01/01/2017 to 12/31/2017	$22.87889	$24.95248	126,802
01/01/2018 to 12/31/2018	$24.95248	$21.33176	107,278
01/01/2019 to 12/31/2019	$21.33176	$26.09836	155,296
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$7.75737	$7.31221	804,125
01/01/2013 to 12/31/2013	$7.31221	$9.68106	815,942
01/01/2014 to 12/31/2014	$9.68106	$11.16877	695,837
01/01/2015 to 12/31/2015	$11.16877	$11.83336	606,463
01/01/2016 to 12/31/2016	$11.83336	$12.28132	424,463
01/01/2017 to 12/31/2017	$12.28132	$15.78785	390,905
01/01/2018 to 12/31/2018	$15.78785	$15.27466	389,705
01/01/2019 to 12/31/2019	$15.27466	$20.58850	328,882
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$20.21200	$19.54274	450,492
01/01/2013 to 12/31/2013	$19.54274	$23.90750	337,467
01/01/2014 to 12/31/2014	$23.90750	$21.01097	302,922
01/01/2015 to 12/31/2015	$21.01097	$15.87470	243,704
01/01/2016 to 12/31/2016	$15.87470	$19.43860	263,612
01/01/2017 to 12/31/2017	$19.43860	$18.55872	191,496
01/01/2018 to 12/31/2018	$18.55872	$14.59704	174,734
01/01/2019 to 12/31/2019	$14.59704	$15.61836	147,313

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$9.09392	$9.67547	110,208
01/01/2013 to 12/31/2013	$9.67547	$12.55733	93,992
01/01/2014 to 12/31/2014	$12.55733	$14.77853	128,103
01/01/2015 to 12/31/2015	$14.77853	$15.21909	92,771
01/01/2016 to 12/31/2016	$15.21909	$14.44629	68,380
01/01/2017 to 12/31/2017	$14.44629	$15.71996	43,537
01/01/2018 to 12/31/2018	$15.71996	$14.53796	43,423
01/01/2019 to 12/31/2019	$14.53796	$16.34713	33,337
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$17.41630	$15.11855	773,197
01/01/2013 to 12/31/2013	$15.11855	$9.25028	569,501
01/01/2014 to 12/31/2014	$9.25028	$6.94397	508,827
01/01/2015 to 12/31/2015	$6.94397	$4.59742	441,937
01/01/2016 to 12/31/2016	$4.59742	$7.06359	440,462
01/01/2017 to 12/31/2017	$7.06359	$7.33255	375,893
01/01/2018 to 12/31/2018	$7.33255	$6.25559	318,802
01/01/2019 to 12/31/2019	$6.25559	$9.00411	313,174
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$19.53884	$20.41077	168,090
01/01/2013 to 12/31/2013	$20.41077	$20.14362	122,601
01/01/2014 to 12/31/2014	$20.14362	$24.83043	126,003
01/01/2015 to 12/31/2015	$24.83043	$24.56213	89,163
01/01/2016 to 12/31/2016	$24.56213	$25.60553	79,902
01/01/2017 to 12/31/2017	$25.60553	$27.28029	65,677
01/01/2018 to 12/31/2018	$27.28029	$25.36395	64,689
01/01/2019 to 12/31/2019	$25.36395	$31.70080	55,481
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$2.70480	$2.29514	612,803
01/01/2013 to 12/31/2013	$2.29514	$2.63584	1,047,027
01/01/2014 to 12/31/2014	$2.63584	$1.81244	837,835
01/01/2015 to 12/31/2015	$1.81244	$1.75868	582,960
01/01/2016 to 12/31/2016	$1.75868	$1.64466	582,981
01/01/2017 to 12/31/2017	$1.64466	$1.42863	474,693
01/01/2018 to 12/31/2018	$1.42863	$1.46713	477,870
01/01/2019 to 12/31/2019	$1.46713	$1.19464	287,069
ProFund VP Semiconductor
04/02/2012 to 12/31/2012	$7.25104	$5.92511	59,110
01/01/2013 to 12/31/2013	$5.92511	$7.79782	53,730
01/01/2014 to 12/31/2014	$7.79782	$10.34349	144,359
01/01/2015 to 12/31/2015	$10.34349	$9.90535	67,830
01/01/2016 to 12/31/2016	$9.90535	$12.47326	66,575
01/01/2017 to 12/31/2017	$12.47326	$16.67208	78,532
01/01/2018 to 12/31/2018	$16.67208	$14.75544	48,913
01/01/2019 to 12/31/2019	$14.75544	$21.79062	50,399
ProFund VP Short Mid-Cap
04/02/2012 to 12/31/2012	$3.73475	$3.45054	26,619
01/01/2013 to 12/31/2013	$3.45054	$2.45983	15,178
01/01/2014 to 12/31/2014	$2.45983	$2.12371	24,192
01/01/2015 to 12/31/2015	$2.12371	$2.05816	49,228
01/01/2016 to 12/31/2016	$2.05816	$1.61971	148,266
01/01/2017 to 12/31/2017	$1.61971	$1.35982	12,280
01/01/2018 to 12/31/2018	$1.35982	$1.48777	45,503
01/01/2019 to 12/31/2019	$1.48777	$1.15649	2,366

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$2.38077	$2.36279	315,374
01/01/2013 to 12/31/2013	$2.36279	$1.64460	227,563
01/01/2014 to 12/31/2014	$1.64460	$1.30729	221,471
01/01/2015 to 12/31/2015	$1.30729	$1.12079	444,706
01/01/2016 to 12/31/2016	$1.12079	$0.99393	404,277
01/01/2017 to 12/31/2017	$0.99393	$0.73255	224,573
01/01/2018 to 12/31/2018	$0.73255	$0.70128	209,695
01/01/2019 to 12/31/2019	$0.70128	$0.49751	247,125
ProFund VP Short Small-Cap
04/02/2012 to 12/31/2012	$3.62131	$3.35238	80,090
01/01/2013 to 12/31/2013	$3.35238	$2.27251	24,418
01/01/2014 to 12/31/2014	$2.27251	$2.03386	87,144
01/01/2015 to 12/31/2015	$2.03386	$1.98897	60,155
01/01/2016 to 12/31/2016	$1.98897	$1.53767	36,292
01/01/2017 to 12/31/2017	$1.53767	$1.30091	16,993
01/01/2018 to 12/31/2018	$1.30091	$1.41593	143,397
01/01/2019 to 12/31/2019	$1.41593	$1.10600	27,621
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$15.71368	$15.61158	459,225
01/01/2013 to 12/31/2013	$15.61158	$21.61571	509,715
01/01/2014 to 12/31/2014	$21.61571	$21.77626	305,003
01/01/2015 to 12/31/2015	$21.77626	$21.72319	246,897
01/01/2016 to 12/31/2016	$21.72319	$25.75396	203,757
01/01/2017 to 12/31/2017	$25.75396	$28.68774	139,893
01/01/2018 to 12/31/2018	$28.68774	$26.65814	106,653
01/01/2019 to 12/31/2019	$26.65814	$31.30991	95,199
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$12.71074	$12.83519	301,394
01/01/2013 to 12/31/2013	$12.83519	$17.42360	229,804
01/01/2014 to 12/31/2014	$17.42360	$18.17846	175,286
01/01/2015 to 12/31/2015	$18.17846	$16.44019	118,922
01/01/2016 to 12/31/2016	$16.44019	$20.87537	145,258
01/01/2017 to 12/31/2017	$20.87537	$22.58294	101,519
01/01/2018 to 12/31/2018	$22.58294	$19.09991	108,946
01/01/2019 to 12/31/2019	$19.09991	$23.08190	76,158
ProFund VP Technology
04/02/2012 to 12/31/2012	$6.64832	$5.91023	351,310
01/01/2013 to 12/31/2013	$5.91023	$7.29569	285,647
01/01/2014 to 12/31/2014	$7.29569	$8.49662	229,910
01/01/2015 to 12/31/2015	$8.49662	$8.57888	263,187
01/01/2016 to 12/31/2016	$8.57888	$9.50323	246,734
01/01/2017 to 12/31/2017	$9.50323	$12.66758	236,084
01/01/2018 to 12/31/2018	$12.66758	$12.20261	232,878
01/01/2019 to 12/31/2019	$12.20261	$17.46824	240,836
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$5.28453	$5.87296	168,246
01/01/2013 to 12/31/2013	$5.87296	$6.48963	103,745
01/01/2014 to 12/31/2014	$6.48963	$6.43497	84,708
01/01/2015 to 12/31/2015	$6.43497	$6.44143	61,881
01/01/2016 to 12/31/2016	$6.44143	$7.72698	132,673
01/01/2017 to 12/31/2017	$7.72698	$7.45734	62,128
01/01/2018 to 12/31/2018	$7.45734	$6.24185	54,917
01/01/2019 to 12/31/2019	$6.24185	$7.06345	37,176

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$17.72375	$19.55408	302,800
01/01/2013 to 12/31/2013	$19.55408	$15.59525	196,008
01/01/2014 to 12/31/2014	$15.59525	$20.97283	215,068
01/01/2015 to 12/31/2015	$20.97283	$19.51259	205,939
01/01/2016 to 12/31/2016	$19.51259	$19.18100	143,935
01/01/2017 to 12/31/2017	$19.18100	$20.70758	90,603
01/01/2018 to 12/31/2018	$20.70758	$19.30891	99,674
01/01/2019 to 12/31/2019	$19.30891	$22.50764	107,413
ProFund VP UltraBull
04/02/2012 to 12/31/2012	$6.58712	$6.59191	433,163
01/01/2013 to 12/31/2013	$6.59191	$10.92279	438,877
01/01/2014 to 12/31/2014	$10.92279	$13.27270	362,615
01/01/2015 to 12/31/2015	$13.27270	$12.70956	254,644
01/01/2016 to 12/31/2016	$12.70956	$14.86314	256,564
01/01/2017 to 12/31/2017	$14.86314	$20.66725	230,313
01/01/2018 to 12/31/2018	$20.66725	$17.21665	186,965
01/01/2019 to 12/31/2019	$17.21665	$27.18973	161,371
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$13.52432	$13.76824	289,162
01/01/2013 to 12/31/2013	$13.76824	$23.16168	222,686
01/01/2014 to 12/31/2014	$23.16168	$26.34124	248,155
01/01/2015 to 12/31/2015	$26.34124	$23.59630	220,263
01/01/2016 to 12/31/2016	$23.59630	$32.08770	214,142
01/01/2017 to 12/31/2017	$32.08770	$40.77052	118,805
01/01/2018 to 12/31/2018	$40.77052	$29.43561	69,670
01/01/2019 to 12/31/2019	$29.43561	$42.89374	66,868
ProFund VP UltraNASDAQ-100
04/02/2012 to 12/31/2012	$1.82855	$1.62619	7,106,264
01/01/2013 to 12/31/2013	$1.62619	$2.87085	5,839,205
01/01/2014 to 12/31/2014	$2.87085	$3.84513	4,192,861
01/01/2015 to 12/31/2015	$3.84513	$4.30699	3,600,780
01/01/2016 to 12/31/2016	$4.30699	$4.61307	2,571,753
01/01/2017 to 12/31/2017	$4.61307	$7.65691	2,257,574
01/01/2018 to 12/31/2018	$7.65691	$6.82195	1,903,509
01/01/2019 to 12/31/2019	$6.82195	$12.08514	1,649,763
ProFund VP UltraSmall-Cap
04/02/2012 to 12/31/2012	$8.68328	$8.67698	352,295
01/01/2013 to 12/31/2013	$8.67698	$15.96970	310,553
01/01/2014 to 12/31/2014	$15.96970	$16.59306	235,139
01/01/2015 to 12/31/2015	$16.59306	$14.23782	168,071
01/01/2016 to 12/31/2016	$14.23782	$19.59741	156,909
01/01/2017 to 12/31/2017	$19.59741	$24.19325	139,145
01/01/2018 to 12/31/2018	$24.19325	$17.42346	121,208
01/01/2019 to 12/31/2019	$17.42346	$25.31060	109,206
ProFund VP Utilities
04/02/2012 to 12/31/2012	$11.55964	$11.60869	391,285
01/01/2013 to 12/31/2013	$11.60869	$12.97004	324,139
01/01/2014 to 12/31/2014	$12.97004	$16.09872	380,357
01/01/2015 to 12/31/2015	$16.09872	$14.85695	265,822
01/01/2016 to 12/31/2016	$14.85695	$16.85807	241,042
01/01/2017 to 12/31/2017	$16.85807	$18.39135	220,481
01/01/2018 to 12/31/2018	$18.39135	$18.65545	206,123
01/01/2019 to 12/31/2019	$18.65545	$22.60206	193,180

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF SP International Growth Portfolio
04/02/2012 to 12/31/2012	$12.45581	$12.82170	236,053
01/01/2013 to 12/31/2013	$12.82170	$15.02756	211,079
01/01/2014 to 12/31/2014	$15.02756	$13.97042	165,203
01/01/2015 to 12/31/2015	$13.97042	$14.23859	145,062
01/01/2016 to 12/31/2016	$14.23859	$13.53676	117,774
01/01/2017 to 12/31/2017	$13.53676	$18.12799	117,853
01/01/2018 to 12/31/2018	$18.12799	$15.58293	98,325
01/01/2019 to 12/31/2019	$15.58293	$20.34032	89,383
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.25064	$14.40065	412,613
01/01/2013 to 12/31/2013	$14.40065	$17.03009	327,425
01/01/2014 to 12/31/2014	$17.03009	$15.90157	282,142
01/01/2015 to 12/31/2015	$15.90157	$16.03890	271,049
01/01/2016 to 12/31/2016	$16.03890	$16.32959	209,982
01/01/2017 to 12/31/2017	$16.32959	$20.10407	198,982
01/01/2018 to 12/31/2018	$20.10407	$16.47931	179,424
01/01/2019 to 12/31/2019	$16.47931	$18.76753	153,850
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$11.51049	$11.38028	775,472
01/01/2013 to 12/31/2013	$11.38028	$15.73369	659,475
01/01/2014 to 12/31/2014	$15.73369	$16.14756	556,109
01/01/2015 to 12/31/2015	$16.14756	$16.17955	506,361
01/01/2016 to 12/31/2016	$16.17955	$16.07593	423,400
01/01/2017 to 12/31/2017	$16.07593	$21.39200	373,484
01/01/2018 to 12/31/2018	$21.39200	$21.20034	322,384
01/01/2019 to 12/31/2019	$21.20034	$28.72041	293,847
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.36308	$12.32913	429,179
01/01/2013 to 12/31/2013	$12.32913	$18.30239	361,409
01/01/2014 to 12/31/2014	$18.30239	$17.74397	302,822
01/01/2015 to 12/31/2015	$17.74397	$17.03453	280,595
01/01/2016 to 12/31/2016	$17.03453	$18.15784	226,641
01/01/2017 to 12/31/2017	$18.15784	$22.58425	196,413
01/01/2018 to 12/31/2018	$22.58425	$22.59456	180,254
01/01/2019 to 12/31/2019	$22.59456	$27.91719	159,006
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps Cliff M&E (1.45%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.05839	$14.40546	2,180
01/01/2013 to 12/31/2013	$14.40546	$15.61266	2,340
01/01/2014 to 12/31/2014	$15.61266	$15.97383	2,320
01/01/2015 to 12/31/2015	$15.97383	$15.23550	2,016
01/01/2016 to 12/31/2016	$15.23550	$15.96631	1,955
01/01/2017 to 12/31/2017	$15.96631	$17.71563	213,634
01/01/2018 to 12/31/2018	$17.71563	$16.03713	191,239
01/01/2019 to 12/31/2019	$16.03713	$18.34205	461,698
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$15.03532	$15.43591	10,174
01/01/2013 to 12/31/2013	$15.43591	$17.73076	6,222
01/01/2014 to 12/31/2014	$17.73076	$18.54093	6,168
01/01/2015 to 12/31/2015	$18.54093	$18.41874	5,933
01/01/2016 to 12/31/2016	$18.41874	$19.44215	4,165
01/01/2017 to 12/31/2017	$19.44215	$22.40420	269,309
01/01/2018 to 12/31/2018	$22.40420	$20.77798	291,362
01/01/2019 to 12/31/2019	$20.77798	$24.95282	518,437
AST AllianzGI World Trends Portfolio
04/02/2012 to 12/31/2012	$13.87497	$13.90493	0
01/01/2013 to 12/31/2013	$13.90493	$15.40787	0
01/01/2014 to 12/31/2014	$15.40787	$15.96490	0
01/01/2015 to 12/31/2015	$15.96490	$15.70721	2,779
01/01/2016 to 12/31/2016	$15.70721	$16.22525	0
01/01/2017 to 12/31/2017	$16.22525	$18.58625	374,801
01/01/2018 to 12/31/2018	$18.58625	$16.86784	282,122
01/01/2019 to 12/31/2019	$16.86784	$19.62342	465,558
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99880	$11.65345	0
01/01/2014 to 12/31/2014	$11.65345	$12.99683	0
01/01/2015 to 12/31/2015	$12.99683	$13.02954	0
01/01/2016 to 12/31/2016	$13.02954	$14.21532	0
01/01/2017 to 12/31/2017	$14.21532	$17.11078	0
01/01/2018 to 12/31/2018	$17.11078	$15.48975	0
01/01/2019 to 12/31/2019	$15.48975	$18.71193	0
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.27831	$14.44291	230
01/01/2013 to 12/31/2013	$14.44291	$16.74538	3,006
01/01/2014 to 12/31/2014	$16.74538	$17.57885	2,980
01/01/2015 to 12/31/2015	$17.57885	$17.40646	2,954
01/01/2016 to 12/31/2016	$17.40646	$18.23504	214
01/01/2017 to 12/31/2017	$18.23504	$20.65002	659,026
01/01/2018 to 12/31/2018	$20.65002	$19.34489	832,772
01/01/2019 to 12/31/2019	$19.34489	$22.76613	1,380,082

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.83579	$10.12248	5,914
01/01/2013 to 12/31/2013	$10.12248	$11.05845	4,104
01/01/2014 to 12/31/2014	$11.05845	$11.43155	4,073
01/01/2015 to 12/31/2015	$11.43155	$10.92772	4,040
01/01/2016 to 12/31/2016	$10.92772	$11.51917	0
01/01/2017 to 12/31/2017	$11.51917	$12.78423	71,040
01/01/2018 to 12/31/2018	$12.78423	$11.93277	41,573
01/01/2019 to 12/31/2019	$11.93277	$13.83193	59,527
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$10.96527	$11.20709	543
01/01/2013 to 12/31/2013	$11.20709	$10.80435	638
01/01/2014 to 12/31/2014	$10.80435	$10.63748	188
01/01/2015 to 12/31/2015	$10.63748	$10.53398	185
01/01/2016 to 12/31/2016	$10.53398	$10.55175	192
01/01/2017 to 12/31/2017	$10.55175	$10.57674	35,833
01/01/2018 to 12/31/2018	$10.57674	$10.50020	45,311
01/01/2019 to 12/31/2019	$10.50020	$10.82621	72,844
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$12.27484	$12.90561	10,044
01/01/2013 to 12/31/2013	$12.90561	$12.48478	6,046
01/01/2014 to 12/31/2014	$12.48478	$12.82441	5,649
01/01/2015 to 12/31/2015	$12.82441	$12.37205	5,750
01/01/2016 to 12/31/2016	$12.37205	$12.70850	4,343
01/01/2017 to 12/31/2017	$12.70850	$13.07105	424,426
01/01/2018 to 12/31/2018	$13.07105	$12.79546	409,721
01/01/2019 to 12/31/2019	$12.79546	$13.77327	769,553
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.83753	$14.88548	11,514
01/01/2013 to 12/31/2013	$14.88548	$17.99682	7,030
01/01/2014 to 12/31/2014	$17.99682	$18.97650	6,525
01/01/2015 to 12/31/2015	$18.97650	$18.80107	6,456
01/01/2016 to 12/31/2016	$18.80107	$19.79575	9,850
01/01/2017 to 12/31/2017	$19.79575	$22.99968	412,390
01/01/2018 to 12/31/2018	$22.99968	$21.25514	517,892
01/01/2019 to 12/31/2019	$21.25514	$25.60712	1,348,193
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99880	$11.68327	0
01/01/2014 to 12/31/2014	$11.68327	$13.08084	0
01/01/2015 to 12/31/2015	$13.08084	$12.43077	0
01/01/2016 to 12/31/2016	$12.43077	$14.07561	0
01/01/2017 to 12/31/2017	$14.07561	$16.42486	15,922
01/01/2018 to 12/31/2018	$16.42486	$15.41414	16,169
01/01/2019 to 12/31/2019	$15.41414	$19.90457	26,212
AST Cohen & Steers Global Realty Portfolio
04/02/2012 to 12/31/2012	$17.45656	$19.38643	276
01/01/2013 to 12/31/2013	$19.38643	$19.93595	394
01/01/2014 to 12/31/2014	$19.93595	$22.38234	371
01/01/2015 to 12/31/2015	$22.38234	$22.03804	373
01/01/2016 to 12/31/2016	$22.03804	$21.91354	0
01/01/2017 to 12/31/2017	$21.91354	$23.94767	8,372
01/01/2018 to 12/31/2018	$23.94767	$22.48719	8,797
01/01/2019 to 12/31/2019	$22.48719	$27.72941	18,809

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$21.40782	$22.06904	76
01/01/2013 to 12/31/2013	$22.06904	$22.43055	81
01/01/2014 to 12/31/2014	$22.43055	$28.93892	65
01/01/2015 to 12/31/2015	$28.93892	$29.90074	62
01/01/2016 to 12/31/2016	$29.90074	$30.88687	63
01/01/2017 to 12/31/2017	$30.88687	$32.34123	3,380
01/01/2018 to 12/31/2018	$32.34123	$30.35441	5,619
01/01/2019 to 12/31/2019	$30.35441	$39.25254	13,489
AST Fidelity Institutional AM® Quantitative Portfolio
04/02/2012 to 12/31/2012	$14.41244	$14.72950	6,180
01/01/2013 to 12/31/2013	$14.72950	$16.65858	895
01/01/2014 to 12/31/2014	$16.65858	$16.93441	892
01/01/2015 to 12/31/2015	$16.93441	$16.85425	878
01/01/2016 to 12/31/2016	$16.85425	$17.31680	863
01/01/2017 to 12/31/2017	$17.31680	$19.87745	154,659
01/01/2018 to 12/31/2018	$19.87745	$18.07069	202,157
01/01/2019 to 12/31/2019	$18.07069	$21.37047	441,845
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$13.89979	$13.93865	0
01/01/2013 to 12/31/2013	$13.93865	$15.08564	0
01/01/2014 to 12/31/2014	$15.08564	$15.46773	0
01/01/2015 to 12/31/2015	$15.46773	$15.10478	0
01/01/2016 to 12/31/2016	$15.10478	$15.66874	0
01/01/2017 to 12/31/2017	$15.66874	$17.33892	205,304
01/01/2018 to 12/31/2018	$17.33892	$15.88023	251,261
01/01/2019 to 12/31/2019	$15.88023	$18.15742	462,711
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.97732	$18.21976	662
01/01/2013 to 12/31/2013	$18.21976	$24.92467	555
01/01/2014 to 12/31/2014	$24.92467	$26.33127	336
01/01/2015 to 12/31/2015	$26.33127	$24.52367	409
01/01/2016 to 12/31/2016	$24.52367	$30.04469	361
01/01/2017 to 12/31/2017	$30.04469	$33.21896	25,882
01/01/2018 to 12/31/2018	$33.21896	$28.13064	32,694
01/01/2019 to 12/31/2019	$28.13064	$33.99812	61,900
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$9.59292	$9.48932	4,146
01/01/2013 to 12/31/2013	$9.48932	$9.35139	1,741
01/01/2014 to 12/31/2014	$9.35139	$9.21607	26,616
01/01/2015 to 12/31/2015	$9.21607	$9.08227	13,817
01/01/2016 to 12/31/2016	$9.08227	$8.95090	2,002
01/01/2017 to 12/31/2017	$8.95090	$8.85147	41,349
01/01/2018 to 12/31/2018	$8.85147	$8.83584	88,957
01/01/2019 to 12/31/2019	$8.83584	$8.85497	134,126
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$14.95289	$16.04234	9,037
01/01/2013 to 12/31/2013	$16.04234	$16.94488	13,411
01/01/2014 to 12/31/2014	$16.94488	$17.12636	278
01/01/2015 to 12/31/2015	$17.12636	$16.27662	6,452
01/01/2016 to 12/31/2016	$16.27662	$18.51075	261
01/01/2017 to 12/31/2017	$18.51075	$19.60602	34,979
01/01/2018 to 12/31/2018	$19.60602	$18.93642	34,910
01/01/2019 to 12/31/2019	$18.93642	$21.51710	52,960

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.02273	$15.51082	0
01/01/2013 to 12/31/2013	$15.51082	$21.37907	0
01/01/2014 to 12/31/2014	$21.37907	$23.96539	0
01/01/2015 to 12/31/2015	$23.96539	$21.76727	0
01/01/2016 to 12/31/2016	$21.76727	$25.71834	933
01/01/2017 to 12/31/2017	$25.71834	$30.21090	15,814
01/01/2018 to 12/31/2018	$30.21090	$25.55720	18,519
01/01/2019 to 12/31/2019	$25.55720	$32.62256	43,022
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$15.02132	$15.30804	662
01/01/2013 to 12/31/2013	$15.30804	$17.96101	620
01/01/2014 to 12/31/2014	$17.96101	$16.72271	675
01/01/2015 to 12/31/2015	$16.72271	$16.99908	648
01/01/2016 to 12/31/2016	$16.99908	$16.12010	723
01/01/2017 to 12/31/2017	$16.12010	$21.51511	17,298
01/01/2018 to 12/31/2018	$21.51511	$18.37506	18,598
01/01/2019 to 12/31/2019	$18.37506	$23.92358	44,274
AST International Value Portfolio
04/02/2012 to 12/31/2012	$13.90274	$14.27443	0
01/01/2013 to 12/31/2013	$14.27443	$16.80592	0
01/01/2014 to 12/31/2014	$16.80592	$15.45204	0
01/01/2015 to 12/31/2015	$15.45204	$15.35243	0
01/01/2016 to 12/31/2016	$15.35243	$15.21805	0
01/01/2017 to 12/31/2017	$15.21805	$18.41932	22,999
01/01/2018 to 12/31/2018	$18.41932	$15.22190	30,689
01/01/2019 to 12/31/2019	$15.22190	$18.00490	40,681
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$13.38884	$14.21055	7,000
01/01/2013 to 12/31/2013	$14.21055	$13.55893	3,285
01/01/2014 to 12/31/2014	$13.55893	$14.26152	2,091
01/01/2015 to 12/31/2015	$14.26152	$14.21954	2,521
01/01/2016 to 12/31/2016	$14.21954	$14.60293	2,936
01/01/2017 to 12/31/2017	$14.60293	$15.01233	548,421
01/01/2018 to 12/31/2018	$15.01233	$14.75401	2,219,031
01/01/2019 to 12/31/2019	$14.75401	$16.17296	2,383,314
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$15.00531	$15.13238	0
01/01/2013 to 12/31/2013	$15.13238	$17.34108	0
01/01/2014 to 12/31/2014	$17.34108	$18.17726	0
01/01/2015 to 12/31/2015	$18.17726	$17.72606	0
01/01/2016 to 12/31/2016	$17.72606	$18.38094	0
01/01/2017 to 12/31/2017	$18.38094	$21.18657	103,317
01/01/2018 to 12/31/2018	$21.18657	$19.33870	94,414
01/01/2019 to 12/31/2019	$19.33870	$22.76130	142,888
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$14.76295	$15.50339	0
01/01/2013 to 12/31/2013	$15.50339	$17.62553	0
01/01/2014 to 12/31/2014	$17.62553	$16.26429	0
01/01/2015 to 12/31/2015	$16.26429	$15.58049	0
01/01/2016 to 12/31/2016	$15.58049	$15.65166	0
01/01/2017 to 12/31/2017	$15.65166	$19.99616	48,190
01/01/2018 to 12/31/2018	$19.99616	$16.26242	43,463
01/01/2019 to 12/31/2019	$16.26242	$20.38958	89,869

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$13.03613	$13.35596	1,126
01/01/2013 to 12/31/2013	$13.35596	$14.61442	4,714
01/01/2014 to 12/31/2014	$14.61442	$15.18731	4,338
01/01/2015 to 12/31/2015	$15.18731	$14.93978	4,115
01/01/2016 to 12/31/2016	$14.93978	$15.28867	646
01/01/2017 to 12/31/2017	$15.28867	$16.89703	176,725
01/01/2018 to 12/31/2018	$16.89703	$15.79718	137,024
01/01/2019 to 12/31/2019	$15.79718	$17.84244	331,699
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.39629	$12.71633	0
01/01/2013 to 12/31/2013	$12.71633	$17.10531	0
01/01/2014 to 12/31/2014	$17.10531	$18.45945	0
01/01/2015 to 12/31/2015	$18.45945	$20.12637	0
01/01/2016 to 12/31/2016	$20.12637	$19.54470	0
01/01/2017 to 12/31/2017	$19.54470	$26.16352	8,289
01/01/2018 to 12/31/2018	$26.16352	$25.36669	14,203
01/01/2019 to 12/31/2019	$25.36669	$33.14924	24,801
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.11543	$16.28062	0
01/01/2013 to 12/31/2013	$16.28062	$21.91871	0
01/01/2014 to 12/31/2014	$21.91871	$23.88844	880
01/01/2015 to 12/31/2015	$23.88844	$25.91320	789
01/01/2016 to 12/31/2016	$25.91320	$26.96231	318
01/01/2017 to 12/31/2017	$26.96231	$35.33842	33,933
01/01/2018 to 12/31/2018	$35.33842	$33.88731	31,917
01/01/2019 to 12/31/2019	$33.88731	$43.95943	72,356
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$16.26027	$17.16141	924
01/01/2013 to 12/31/2013	$17.16141	$21.58621	980
01/01/2014 to 12/31/2014	$21.58621	$22.04553	749
01/01/2015 to 12/31/2015	$22.04553	$21.40744	751
01/01/2016 to 12/31/2016	$21.40744	$22.59808	178
01/01/2017 to 12/31/2017	$22.59808	$27.58078	26,179
01/01/2018 to 12/31/2018	$27.58078	$24.58233	28,804
01/01/2019 to 12/31/2019	$24.58233	$31.48335	69,701
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99880	$10.33798	0
01/01/2013 to 12/31/2013	$10.33798	$12.11508	0
01/01/2014 to 12/31/2014	$12.11508	$12.55296	0
01/01/2015 to 12/31/2015	$12.55296	$12.21738	0
01/01/2016 to 12/31/2016	$12.21738	$12.56089	0
01/01/2017 to 12/31/2017	$12.56089	$14.42086	29,830
01/01/2018 to 12/31/2018	$14.42086	$13.03473	56,576
01/01/2019 to 12/31/2019	$13.03473	$15.76977	86,100
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$15.40287	$15.33198	510
01/01/2013 to 12/31/2013	$15.33198	$20.65597	452
01/01/2014 to 12/31/2014	$20.65597	$22.12961	184
01/01/2015 to 12/31/2015	$22.12961	$23.38537	170
01/01/2016 to 12/31/2016	$23.38537	$23.48749	169
01/01/2017 to 12/31/2017	$23.48749	$30.25593	23,112
01/01/2018 to 12/31/2018	$30.25593	$30.45591	25,696
01/01/2019 to 12/31/2019	$30.45591	$41.35340	36,552

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99880	$10.20448	0
01/01/2013 to 12/31/2013	$10.20448	$13.52650	0
01/01/2014 to 12/31/2014	$13.52650	$14.69236	0
01/01/2015 to 12/31/2015	$14.69236	$14.37452	0
01/01/2016 to 12/31/2016	$14.37452	$16.07120	0
01/01/2017 to 12/31/2017	$16.07120	$18.58516	9,313
01/01/2018 to 12/31/2018	$18.58516	$16.45520	7,260
01/01/2019 to 12/31/2019	$16.45520	$20.97568	15,172
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.93946	$18.02411	948
01/01/2013 to 12/31/2013	$18.02411	$23.48091	922
01/01/2014 to 12/31/2014	$23.48091	$25.80802	568
01/01/2015 to 12/31/2015	$25.80802	$23.98772	584
01/01/2016 to 12/31/2016	$23.98772	$24.02937	248
01/01/2017 to 12/31/2017	$24.02937	$30.09747	46,827
01/01/2018 to 12/31/2018	$30.09747	$28.36881	49,654
01/01/2019 to 12/31/2019	$28.36881	$36.38817	93,972
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$18.22429	$18.58806	270
01/01/2013 to 12/31/2013	$18.58806	$26.01373	213
01/01/2014 to 12/31/2014	$26.01373	$29.28978	193
01/01/2015 to 12/31/2015	$29.28978	$27.23801	250
01/01/2016 to 12/31/2016	$27.23801	$31.73734	227
01/01/2017 to 12/31/2017	$31.73734	$35.59132	18,355
01/01/2018 to 12/31/2018	$35.59132	$29.30530	21,619
01/01/2019 to 12/31/2019	$29.30530	$34.94967	46,249
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$16.08642	$16.34933	0
01/01/2013 to 12/31/2013	$16.34933	$16.14818	0
01/01/2014 to 12/31/2014	$16.14818	$15.16880	0
01/01/2015 to 12/31/2015	$15.16880	$12.44838	0
01/01/2016 to 12/31/2016	$12.44838	$13.78468	0
01/01/2017 to 12/31/2017	$13.78468	$17.16874	45,311
01/01/2018 to 12/31/2018	$17.16874	$14.54192	33,620
01/01/2019 to 12/31/2019	$14.54192	$16.24411	74,174
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$13.43044	$13.75126	240
01/01/2013 to 12/31/2013	$13.75126	$14.80021	254
01/01/2014 to 12/31/2014	$14.80021	$15.42794	252
01/01/2015 to 12/31/2015	$15.42794	$15.22608	248
01/01/2016 to 12/31/2016	$15.22608	$15.83488	242
01/01/2017 to 12/31/2017	$15.83488	$17.18667	592,750
01/01/2018 to 12/31/2018	$17.18667	$16.45508	514,201
01/01/2019 to 12/31/2019	$16.45508	$18.60681	1,040,322
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.18489	$10.63379	0
01/01/2013 to 12/31/2013	$10.63379	$10.23720	0
01/01/2014 to 12/31/2014	$10.23720	$10.70023	0
01/01/2015 to 12/31/2015	$10.70023	$10.51684	0
01/01/2016 to 12/31/2016	$10.51684	$10.80093	1,404
01/01/2017 to 12/31/2017	$10.80093	$11.24833	30,678
01/01/2018 to 12/31/2018	$11.24833	$10.99421	43,925
01/01/2019 to 12/31/2019	$10.99421	$11.89170	130,151

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$14.58989	$14.72797	11,725
01/01/2013 to 12/31/2013	$14.72797	$16.98570	9,653
01/01/2014 to 12/31/2014	$16.98570	$18.27897	9,557
01/01/2015 to 12/31/2015	$18.27897	$17.90358	11,474
01/01/2016 to 12/31/2016	$17.90358	$19.42551	13,301
01/01/2017 to 12/31/2017	$19.42551	$22.22609	872,597
01/01/2018 to 12/31/2018	$22.22609	$20.23841	970,346
01/01/2019 to 12/31/2019	$20.23841	$23.77015	1,840,334
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99880	$11.69306	0
01/01/2014 to 12/31/2014	$11.69306	$13.27988	0
01/01/2015 to 12/31/2015	$13.27988	$13.28923	0
01/01/2016 to 12/31/2016	$13.28923	$14.51867	0
01/01/2017 to 12/31/2017	$14.51867	$17.37243	0
01/01/2018 to 12/31/2018	$17.37243	$15.89493	238
01/01/2019 to 12/31/2019	$15.89493	$19.61010	226
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$17.18453	$17.40683	150
01/01/2013 to 12/31/2013	$17.40683	$22.71732	173
01/01/2014 to 12/31/2014	$22.71732	$26.24172	161
01/01/2015 to 12/31/2015	$26.24172	$26.65747	221
01/01/2016 to 12/31/2016	$26.65747	$30.17195	1,604
01/01/2017 to 12/31/2017	$30.17195	$36.35205	15,276
01/01/2018 to 12/31/2018	$36.35205	$32.87871	21,391
01/01/2019 to 12/31/2019	$32.87871	$40.32931	34,143
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.84570	$9.93848	0
01/01/2013 to 12/31/2013	$9.93848	$11.98816	0
01/01/2014 to 12/31/2014	$11.98816	$12.58230	0
01/01/2015 to 12/31/2015	$12.58230	$12.41851	0
01/01/2016 to 12/31/2016	$12.41851	$13.01243	0
01/01/2017 to 12/31/2017	$13.01243	$15.15701	0
01/01/2018 to 12/31/2018	$15.15701	$13.96104	0
01/01/2019 to 12/31/2019	$13.96104	$16.67612	5,329
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$18.20710	$17.25717	308
01/01/2013 to 12/31/2013	$17.25717	$23.94780	335
01/01/2014 to 12/31/2014	$23.94780	$24.76663	346
01/01/2015 to 12/31/2015	$24.76663	$24.73336	328
01/01/2016 to 12/31/2016	$24.73336	$26.25220	0
01/01/2017 to 12/31/2017	$26.25220	$33.03673	17,384
01/01/2018 to 12/31/2018	$33.03673	$29.02497	17,987
01/01/2019 to 12/31/2019	$29.02497	$39.03964	38,455
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.95377	$19.12968	0
01/01/2013 to 12/31/2013	$19.12968	$25.48345	0
01/01/2014 to 12/31/2014	$25.48345	$26.07311	0
01/01/2015 to 12/31/2015	$26.07311	$25.89686	0
01/01/2016 to 12/31/2016	$25.89686	$28.60422	0
01/01/2017 to 12/31/2017	$28.60422	$34.93250	10,439
01/01/2018 to 12/31/2018	$34.93250	$31.53024	15,457
01/01/2019 to 12/31/2019	$31.53024	$40.43239	29,986

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.10418	$17.41211	0
01/01/2013 to 12/31/2013	$17.41211	$23.57749	0
01/01/2014 to 12/31/2014	$23.57749	$24.45978	0
01/01/2015 to 12/31/2015	$24.45978	$23.06612	0
01/01/2016 to 12/31/2016	$23.06612	$29.37095	255
01/01/2017 to 12/31/2017	$29.37095	$31.07283	10,076
01/01/2018 to 12/31/2018	$31.07283	$25.39136	6,113
01/01/2019 to 12/31/2019	$25.39136	$30.52319	18,459
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.71953	$15.07160	633
01/01/2013 to 12/31/2013	$15.07160	$17.35339	3,233
01/01/2014 to 12/31/2014	$17.35339	$18.10737	3,207
01/01/2015 to 12/31/2015	$18.10737	$17.85242	4,657
01/01/2016 to 12/31/2016	$17.85242	$18.92136	5,577
01/01/2017 to 12/31/2017	$18.92136	$21.52088	343,549
01/01/2018 to 12/31/2018	$21.52088	$20.07747	438,452
01/01/2019 to 12/31/2019	$20.07747	$23.91066	818,560
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.54923	$16.93303	0
01/01/2013 to 12/31/2013	$16.93303	$24.03450	0
01/01/2014 to 12/31/2014	$24.03450	$25.66278	0
01/01/2015 to 12/31/2015	$25.66278	$27.71447	0
01/01/2016 to 12/31/2016	$27.71447	$28.05039	0
01/01/2017 to 12/31/2017	$28.05039	$38.11816	38,656
01/01/2018 to 12/31/2018	$38.11816	$39.01490	42,463
01/01/2019 to 12/31/2019	$39.01490	$49.30346	77,106
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.61319	$15.55791	0
01/01/2013 to 12/31/2013	$15.55791	$20.64173	0
01/01/2014 to 12/31/2014	$20.64173	$20.65942	0
01/01/2015 to 12/31/2015	$20.65942	$19.12527	0
01/01/2016 to 12/31/2016	$19.12527	$20.00372	0
01/01/2017 to 12/31/2017	$20.00372	$22.97763	28,700
01/01/2018 to 12/31/2018	$22.97763	$20.44396	29,203
01/01/2019 to 12/31/2019	$20.44396	$25.37983	150,517
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$14.65093	$14.03945	4,123
01/01/2013 to 12/31/2013	$14.03945	$15.96386	0
01/01/2014 to 12/31/2014	$15.96386	$14.41700	0
01/01/2015 to 12/31/2015	$14.41700	$11.47238	0
01/01/2016 to 12/31/2016	$11.47238	$14.08949	1,147
01/01/2017 to 12/31/2017	$14.08949	$15.31689	52,279
01/01/2018 to 12/31/2018	$15.31689	$12.57995	40,433
01/01/2019 to 12/31/2019	$12.57995	$14.48854	95,169
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$12.05208	$12.36662	0
01/01/2013 to 12/31/2013	$12.36662	$11.72986	0
01/01/2014 to 12/31/2014	$11.72986	$11.62412	0
01/01/2015 to 12/31/2015	$11.62412	$10.92662	0
01/01/2016 to 12/31/2016	$10.92662	$11.23771	0
01/01/2017 to 12/31/2017	$11.23771	$11.30121	22,532
01/01/2018 to 12/31/2018	$11.30121	$11.35912	28,790
01/01/2019 to 12/31/2019	$11.35912	$11.37398	48,396

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.42031	$17.97155	0
01/01/2013 to 12/31/2013	$17.97155	$23.45216	0
01/01/2014 to 12/31/2014	$23.45216	$26.57180	0
01/01/2015 to 12/31/2015	$26.57180	$24.45592	0
01/01/2016 to 12/31/2016	$24.45592	$27.47519	0
01/01/2017 to 12/31/2017	$27.47519	$32.09537	10,928
01/01/2018 to 12/31/2018	$32.09537	$26.40074	13,980
01/01/2019 to 12/31/2019	$26.40074	$30.99900	20,591
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$15.19158	$15.07187	0
01/01/2013 to 12/31/2013	$15.07187	$17.89878	17,139
01/01/2014 to 12/31/2014	$17.89878	$18.61026	17,002
01/01/2015 to 12/31/2015	$18.61026	$18.22434	16,858
01/01/2016 to 12/31/2016	$18.22434	$19.13250	17,758
01/01/2017 to 12/31/2017	$19.13250	$21.41890	42,438
01/01/2018 to 12/31/2018	$21.41890	$20.05195	32,920
01/01/2019 to 12/31/2019	$20.05195	$23.82294	84,299
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$12.20348	$12.74552	1,573
01/01/2013 to 12/31/2013	$12.74552	$12.37321	1,763
01/01/2014 to 12/31/2014	$12.37321	$13.07139	1,750
01/01/2015 to 12/31/2015	$13.07139	$13.04109	1,706
01/01/2016 to 12/31/2016	$13.04109	$13.51414	4,195
01/01/2017 to 12/31/2017	$13.51414	$14.15878	118,402
01/01/2018 to 12/31/2018	$14.15878	$13.63647	163,618
01/01/2019 to 12/31/2019	$13.63647	$15.09186	354,340
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.12421	$10.68709	0
01/01/2013 to 12/31/2013	$10.68709	$13.80093	0
01/01/2014 to 12/31/2014	$13.80093	$15.34558	0
01/01/2015 to 12/31/2015	$15.34558	$15.43559	0
01/01/2016 to 12/31/2016	$15.43559	$17.46578	0
01/01/2017 to 12/31/2017	$17.46578	$18.68925	1,394
01/01/2018 to 12/31/2018	$18.68925	$17.02183	1,395
01/01/2019 to 12/31/2019	$17.02183	$20.98418	0
Invesco V.I. Health Care Fund - Series I
04/02/2012 to 12/31/2012	$15.35993	$16.22083	0
01/01/2013 to 12/31/2013	$16.22083	$22.46667	0
01/01/2014 to 12/31/2014	$22.46667	$26.49594	0
01/01/2015 to 12/31/2015	$26.49594	$26.93766	0
01/01/2016 to 12/31/2016	$26.93766	$23.50545	0
01/01/2017 to 12/31/2017	$23.50545	$26.83194	594
01/01/2018 to 12/31/2018	$26.83194	$26.67993	1,180
01/01/2019 to 12/31/2019	$26.67993	$34.83949	4,374
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04998	$9.77938	0
01/01/2013 to 12/31/2013	$9.77938	$13.20500	0
01/01/2014 to 12/31/2014	$13.20500	$14.05936	0
01/01/2015 to 12/31/2015	$14.05936	$14.02256	0
01/01/2016 to 12/31/2016	$14.02256	$13.92420	0
01/01/2017 to 12/31/2017	$13.92420	$16.80939	0
01/01/2018 to 12/31/2018	$16.80939	$15.63937	0
01/01/2019 to 12/31/2019	$15.63937	$20.70532	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12652	$9.73751	0
01/01/2017 to 12/31/2017	$9.73751	$13.54041	3,621
01/01/2018 to 12/31/2018	$13.54041	$10.98005	5,593
01/01/2019 to 12/31/2019	$10.98005	$13.26443	8,551
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$13.00807	$12.93343	0
01/01/2013 to 12/31/2013	$12.93343	$14.65420	0
01/01/2014 to 12/31/2014	$14.65420	$14.21516	0
01/01/2015 to 12/31/2015	$14.21516	$12.69495	0
01/01/2016 to 12/31/2016	$12.69495	$12.59140	0
01/01/2017 to 12/31/2017	$12.59140	$16.48929	0
01/01/2018 to 12/31/2018	$16.48929	$13.22722	0
01/01/2019 to 12/31/2019	$13.22722	$16.46442	0
ProFund VP Banks
04/02/2012 to 12/31/2012	$12.62247	$12.73167	0
01/01/2013 to 12/31/2013	$12.73167	$16.74482	0
01/01/2014 to 12/31/2014	$16.74482	$18.21437	0
01/01/2015 to 12/31/2015	$18.21437	$17.87249	0
01/01/2016 to 12/31/2016	$17.87249	$21.70553	0
01/01/2017 to 12/31/2017	$21.70553	$25.22475	0
01/01/2018 to 12/31/2018	$25.22475	$20.40818	0
01/01/2019 to 12/31/2019	$20.40818	$27.43866	0
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$16.79181	$16.21254	0
01/01/2013 to 12/31/2013	$16.21254	$18.92250	0
01/01/2014 to 12/31/2014	$18.92250	$18.96263	0
01/01/2015 to 12/31/2015	$18.96263	$16.08588	0
01/01/2016 to 12/31/2016	$16.08588	$18.78461	0
01/01/2017 to 12/31/2017	$18.78461	$22.76299	0
01/01/2018 to 12/31/2018	$22.76299	$18.47003	0
01/01/2019 to 12/31/2019	$18.47003	$21.42733	0
ProFund VP Bear
04/02/2012 to 12/31/2012	$4.67050	$4.40099	0
01/01/2013 to 12/31/2013	$4.40099	$3.18561	0
01/01/2014 to 12/31/2014	$3.18561	$2.69214	0
01/01/2015 to 12/31/2015	$2.69214	$2.52252	0
01/01/2016 to 12/31/2016	$2.52252	$2.16150	0
01/01/2017 to 12/31/2017	$2.16150	$1.74753	0
01/01/2018 to 12/31/2018	$1.74753	$1.79182	0
01/01/2019 to 12/31/2019	$1.79182	$1.36061	0
ProFund VP Bull
04/02/2012 to 12/31/2012	$15.65145	$15.61405	0
01/01/2013 to 12/31/2013	$15.61405	$19.96657	0
01/01/2014 to 12/31/2014	$19.96657	$21.93364	0
01/01/2015 to 12/31/2015	$21.93364	$21.51654	0
01/01/2016 to 12/31/2016	$21.51654	$23.25390	0
01/01/2017 to 12/31/2017	$23.25390	$27.35047	0
01/01/2018 to 12/31/2018	$27.35047	$25.29494	0
01/01/2019 to 12/31/2019	$25.29494	$32.12780	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$16.77011	$16.81095	0
01/01/2013 to 12/31/2013	$16.81095	$21.28094	616
01/01/2014 to 12/31/2014	$21.28094	$23.11722	622
01/01/2015 to 12/31/2015	$23.11722	$23.73057	592
01/01/2016 to 12/31/2016	$23.73057	$24.21597	0
01/01/2017 to 12/31/2017	$24.21597	$27.45874	302
01/01/2018 to 12/31/2018	$27.45874	$23.05302	0
01/01/2019 to 12/31/2019	$23.05302	$28.75325	0
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$17.44559	$18.49608	504
01/01/2013 to 12/31/2013	$18.49608	$25.49530	520
01/01/2014 to 12/31/2014	$25.49530	$28.25646	517
01/01/2015 to 12/31/2015	$28.25646	$29.15262	482
01/01/2016 to 12/31/2016	$29.15262	$29.93346	0
01/01/2017 to 12/31/2017	$29.93346	$34.91912	238
01/01/2018 to 12/31/2018	$34.91912	$34.62168	154
01/01/2019 to 12/31/2019	$34.62168	$42.52642	218
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$13.48397	$14.29386	0
01/01/2013 to 12/31/2013	$14.29386	$17.13448	0
01/01/2014 to 12/31/2014	$17.13448	$15.42582	0
01/01/2015 to 12/31/2015	$15.42582	$13.54848	0
01/01/2016 to 12/31/2016	$13.54848	$14.39522	0
01/01/2017 to 12/31/2017	$14.39522	$16.98357	0
01/01/2018 to 12/31/2018	$16.98357	$14.37121	0
01/01/2019 to 12/31/2019	$14.37121	$16.68207	0
ProFund VP Financials
04/02/2012 to 12/31/2012	$14.38108	$14.76009	642
01/01/2013 to 12/31/2013	$14.76009	$19.21216	689
01/01/2014 to 12/31/2014	$19.21216	$21.37923	678
01/01/2015 to 12/31/2015	$21.37923	$20.75438	674
01/01/2016 to 12/31/2016	$20.75438	$23.58776	775
01/01/2017 to 12/31/2017	$23.58776	$27.47511	738
01/01/2018 to 12/31/2018	$27.47511	$24.25079	747
01/01/2019 to 12/31/2019	$24.25079	$31.13363	698
ProFund VP Health Care
04/02/2012 to 12/31/2012	$15.46218	$16.34029	566
01/01/2013 to 12/31/2013	$16.34029	$22.50584	588
01/01/2014 to 12/31/2014	$22.50584	$27.43596	516
01/01/2015 to 12/31/2015	$27.43596	$28.39631	500
01/01/2016 to 12/31/2016	$28.39631	$26.85138	0
01/01/2017 to 12/31/2017	$26.85138	$31.99857	257
01/01/2018 to 12/31/2018	$31.99857	$32.93072	163
01/01/2019 to 12/31/2019	$32.93072	$38.73977	238
ProFund VP Industrials
04/02/2012 to 12/31/2012	$17.06220	$17.29089	0
01/01/2013 to 12/31/2013	$17.29089	$23.54767	568
01/01/2014 to 12/31/2014	$23.54767	$24.50057	589
01/01/2015 to 12/31/2015	$24.50057	$23.31947	607
01/01/2016 to 12/31/2016	$23.31947	$27.01468	672
01/01/2017 to 12/31/2017	$27.01468	$32.58737	629
01/01/2018 to 12/31/2018	$32.58737	$28.01303	643
01/01/2019 to 12/31/2019	$28.01303	$36.02511	600

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
04/02/2012 to 12/31/2012	$10.08641	$10.22575	0
01/01/2013 to 12/31/2013	$10.22575	$14.93851	0
01/01/2014 to 12/31/2014	$14.93851	$15.19688	0
01/01/2015 to 12/31/2015	$15.19688	$15.84643	0
01/01/2016 to 12/31/2016	$15.84643	$15.68165	0
01/01/2017 to 12/31/2017	$15.68165	$18.30655	0
01/01/2018 to 12/31/2018	$18.30655	$15.94066	0
01/01/2019 to 12/31/2019	$15.94066	$18.85111	0
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$16.16393	$15.98959	0
01/01/2013 to 12/31/2013	$15.98959	$20.58991	0
01/01/2014 to 12/31/2014	$20.58991	$22.91451	0
01/01/2015 to 12/31/2015	$22.91451	$23.43076	0
01/01/2016 to 12/31/2016	$23.43076	$24.24987	686
01/01/2017 to 12/31/2017	$24.24987	$29.94370	1,304
01/01/2018 to 12/31/2018	$29.94370	$28.95838	962
01/01/2019 to 12/31/2019	$28.95838	$36.78321	1,197
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$15.56019	$15.70204	0
01/01/2013 to 12/31/2013	$15.70204	$20.10016	0
01/01/2014 to 12/31/2014	$20.10016	$21.88355	0
01/01/2015 to 12/31/2015	$21.88355	$20.54502	0
01/01/2016 to 12/31/2016	$20.54502	$23.37223	535
01/01/2017 to 12/31/2017	$23.37223	$26.12882	1,332
01/01/2018 to 12/31/2018	$26.12882	$23.01162	473
01/01/2019 to 12/31/2019	$23.01162	$29.43023	0
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$17.54256	$17.51698	0
01/01/2013 to 12/31/2013	$17.51698	$22.53258	0
01/01/2014 to 12/31/2014	$22.53258	$23.51416	0
01/01/2015 to 12/31/2015	$23.51416	$23.23891	0
01/01/2016 to 12/31/2016	$23.23891	$25.85167	677
01/01/2017 to 12/31/2017	$25.85167	$30.14186	645
01/01/2018 to 12/31/2018	$30.14186	$26.14453	620
01/01/2019 to 12/31/2019	$26.14453	$32.01168	715
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$16.19301	$16.55446	0
01/01/2013 to 12/31/2013	$16.55446	$21.56112	0
01/01/2014 to 12/31/2014	$21.56112	$23.41268	0
01/01/2015 to 12/31/2015	$23.41268	$21.17553	0
01/01/2016 to 12/31/2016	$21.17553	$25.94879	833
01/01/2017 to 12/31/2017	$25.94879	$28.28637	859
01/01/2018 to 12/31/2018	$28.28637	$24.16957	821
01/01/2019 to 12/31/2019	$24.16957	$29.55536	774
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$18.56470	$17.49278	0
01/01/2013 to 12/31/2013	$17.49278	$23.14785	0
01/01/2014 to 12/31/2014	$23.14785	$26.69160	0
01/01/2015 to 12/31/2015	$26.69160	$28.26546	0
01/01/2016 to 12/31/2016	$28.26546	$29.32078	0
01/01/2017 to 12/31/2017	$29.32078	$37.67320	0
01/01/2018 to 12/31/2018	$37.67320	$36.42982	0
01/01/2019 to 12/31/2019	$36.42982	$49.07824	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$14.70304	$14.21082	0
01/01/2013 to 12/31/2013	$14.21082	$17.37588	0
01/01/2014 to 12/31/2014	$17.37588	$15.26291	0
01/01/2015 to 12/31/2015	$15.26291	$11.52587	0
01/01/2016 to 12/31/2016	$11.52587	$14.10632	0
01/01/2017 to 12/31/2017	$14.10632	$13.46103	0
01/01/2018 to 12/31/2018	$13.46103	$10.58215	0
01/01/2019 to 12/31/2019	$10.58215	$11.31682	0
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$15.44153	$16.42281	0
01/01/2013 to 12/31/2013	$16.42281	$21.30345	0
01/01/2014 to 12/31/2014	$21.30345	$25.05917	0
01/01/2015 to 12/31/2015	$25.05917	$25.79312	0
01/01/2016 to 12/31/2016	$25.79312	$24.47095	0
01/01/2017 to 12/31/2017	$24.47095	$26.61494	0
01/01/2018 to 12/31/2018	$26.61494	$24.60109	0
01/01/2019 to 12/31/2019	$24.60109	$27.64838	0
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$13.90692	$12.06762	0
01/01/2013 to 12/31/2013	$12.06762	$7.37985	0
01/01/2014 to 12/31/2014	$7.37985	$5.53708	0
01/01/2015 to 12/31/2015	$5.53708	$3.66400	0
01/01/2016 to 12/31/2016	$3.66400	$5.62652	0
01/01/2017 to 12/31/2017	$5.62652	$5.83781	0
01/01/2018 to 12/31/2018	$5.83781	$4.97788	0
01/01/2019 to 12/31/2019	$4.97788	$7.16148	0
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$19.76388	$20.63801	463
01/01/2013 to 12/31/2013	$20.63801	$20.35749	0
01/01/2014 to 12/31/2014	$20.35749	$25.08139	0
01/01/2015 to 12/31/2015	$25.08139	$24.79772	0
01/01/2016 to 12/31/2016	$24.79772	$25.83800	0
01/01/2017 to 12/31/2017	$25.83800	$27.51404	0
01/01/2018 to 12/31/2018	$27.51404	$25.56826	0
01/01/2019 to 12/31/2019	$25.56826	$31.94003	0
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$5.66205	$4.80247	0
01/01/2013 to 12/31/2013	$4.80247	$5.51265	0
01/01/2014 to 12/31/2014	$5.51265	$3.78882	0
01/01/2015 to 12/31/2015	$3.78882	$3.67459	0
01/01/2016 to 12/31/2016	$3.67459	$3.43448	0
01/01/2017 to 12/31/2017	$3.43448	$2.98189	0
01/01/2018 to 12/31/2018	$2.98189	$3.06060	0
01/01/2019 to 12/31/2019	$3.06060	$2.49099	0
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$3.94203	$3.91072	0
01/01/2013 to 12/31/2013	$3.91072	$2.72078	0
01/01/2014 to 12/31/2014	$2.72078	$2.16156	0
01/01/2015 to 12/31/2015	$2.16156	$1.85241	0
01/01/2016 to 12/31/2016	$1.85241	$1.64199	0
01/01/2017 to 12/31/2017	$1.64199	$1.20966	0
01/01/2018 to 12/31/2018	$1.20966	$1.15754	0
01/01/2019 to 12/31/2019	$1.15754	$0.82075	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$17.44464	$17.32469	0
01/01/2013 to 12/31/2013	$17.32469	$23.97560	0
01/01/2014 to 12/31/2014	$23.97560	$24.14137	0
01/01/2015 to 12/31/2015	$24.14137	$24.07029	0
01/01/2016 to 12/31/2016	$24.07029	$28.52202	876
01/01/2017 to 12/31/2017	$28.52202	$31.75510	610
01/01/2018 to 12/31/2018	$31.75510	$29.49337	938
01/01/2019 to 12/31/2019	$29.49337	$34.62226	1,154
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$16.06697	$16.21822	0
01/01/2013 to 12/31/2013	$16.21822	$22.00482	0
01/01/2014 to 12/31/2014	$22.00482	$22.94653	0
01/01/2015 to 12/31/2015	$22.94653	$20.74180	0
01/01/2016 to 12/31/2016	$20.74180	$26.32412	661
01/01/2017 to 12/31/2017	$26.32412	$28.46286	682
01/01/2018 to 12/31/2018	$28.46286	$24.06060	676
01/01/2019 to 12/31/2019	$24.06060	$29.06211	719
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$13.09575	$14.54827	637
01/01/2013 to 12/31/2013	$14.54827	$16.06785	0
01/01/2014 to 12/31/2014	$16.06785	$15.92441	0
01/01/2015 to 12/31/2015	$15.92441	$15.93227	0
01/01/2016 to 12/31/2016	$15.93227	$19.10236	0
01/01/2017 to 12/31/2017	$19.10236	$18.42634	0
01/01/2018 to 12/31/2018	$18.42634	$15.41505	735
01/01/2019 to 12/31/2019	$15.41505	$17.43509	1,090
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$12.38692	$13.66092	0
01/01/2013 to 12/31/2013	$13.66092	$10.88966	0
01/01/2014 to 12/31/2014	$10.88966	$14.63732	0
01/01/2015 to 12/31/2015	$14.63732	$13.61127	0
01/01/2016 to 12/31/2016	$13.61127	$13.37318	0
01/01/2017 to 12/31/2017	$13.37318	$14.43025	0
01/01/2018 to 12/31/2018	$14.43025	$13.44881	0
01/01/2019 to 12/31/2019	$13.44881	$15.66876	0
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$25.92780	$26.38533	0
01/01/2013 to 12/31/2013	$26.38533	$44.36447	0
01/01/2014 to 12/31/2014	$44.36447	$50.42905	0
01/01/2015 to 12/31/2015	$50.42905	$45.15087	0
01/01/2016 to 12/31/2016	$45.15087	$61.36771	0
01/01/2017 to 12/31/2017	$61.36771	$77.93424	0
01/01/2018 to 12/31/2018	$77.93424	$56.23839	0
01/01/2019 to 12/31/2019	$56.23839	$81.90932	0
ProFund VP Utilities
04/02/2012 to 12/31/2012	$14.62992	$14.68644	0
01/01/2013 to 12/31/2013	$14.68644	$16.40032	0
01/01/2014 to 12/31/2014	$16.40032	$20.34619	0
01/01/2015 to 12/31/2015	$20.34619	$18.76738	0
01/01/2016 to 12/31/2016	$18.76738	$21.28435	0
01/01/2017 to 12/31/2017	$21.28435	$23.20838	0
01/01/2018 to 12/31/2018	$23.20838	$23.52965	223
01/01/2019 to 12/31/2019	$23.52965	$28.49296	324

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF SP International Growth Portfolio
04/02/2012 to 12/31/2012	$14.86982	$15.30090	0
01/01/2013 to 12/31/2013	$15.30090	$17.92428	0
01/01/2014 to 12/31/2014	$17.92428	$16.65483	0
01/01/2015 to 12/31/2015	$16.65483	$16.96591	0
01/01/2016 to 12/31/2016	$16.96591	$16.12147	0
01/01/2017 to 12/31/2017	$16.12147	$21.57856	0
01/01/2018 to 12/31/2018	$21.57856	$18.53950	358
01/01/2019 to 12/31/2019	$18.53950	$24.18725	112
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.05138	$14.19391	0
01/01/2013 to 12/31/2013	$14.19391	$16.77715	0
01/01/2014 to 12/31/2014	$16.77715	$15.65745	0
01/01/2015 to 12/31/2015	$15.65745	$15.78462	0
01/01/2016 to 12/31/2016	$15.78462	$16.06256	0
01/01/2017 to 12/31/2017	$16.06256	$19.76532	775
01/01/2018 to 12/31/2018	$19.76532	$16.19338	4,923
01/01/2019 to 12/31/2019	$16.19338	$18.43250	5,442
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$17.09912	$16.89928	0
01/01/2013 to 12/31/2013	$16.89928	$23.35210	0
01/01/2014 to 12/31/2014	$23.35210	$23.95423	0
01/01/2015 to 12/31/2015	$23.95423	$23.98960	0
01/01/2016 to 12/31/2016	$23.98960	$23.82399	0
01/01/2017 to 12/31/2017	$23.82399	$31.68616	2,388
01/01/2018 to 12/31/2018	$31.68616	$31.38609	2,388
01/01/2019 to 12/31/2019	$31.38609	$42.49760	1,041
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.35161	$12.31386	0
01/01/2013 to 12/31/2013	$12.31386	$18.27048	0
01/01/2014 to 12/31/2014	$18.27048	$17.70398	0
01/01/2015 to 12/31/2015	$17.70398	$16.98743	0
01/01/2016 to 12/31/2016	$16.98743	$18.09843	0
01/01/2017 to 12/31/2017	$18.09843	$22.49895	0
01/01/2018 to 12/31/2018	$22.49895	$22.49774	1,828
01/01/2019 to 12/31/2019	$22.49774	$27.78341	3,743
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of GRO Plus, EBP or HAV OR With any one of HAV or EBP & LT5 or GMWB, HAV & EBP or with any one combo 5% or HDV and GMWB or Combo 5%/HAV and HD GRO/GRO Plus 2008 or HAV, EBP and HD GRO OR HD GRO 60 bps and
HAV OR GRO Plus 2008 60 bps and HAV - Cliff M&E (1.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.78883	$14.65981	0
01/01/2011 to 12/31/2011	$14.65981	$14.83683	0
01/01/2012 to 12/31/2012	$14.83683	$16.67803	0
01/01/2013 to 12/31/2013	$16.67803	$18.07361	0
01/01/2014 to 12/31/2014	$18.07361	$18.21901	0
01/01/2015 to 12/31/2015	$18.21901	$17.97341	0
01/01/2016 to 12/31/2016	$17.97341	$19.29794	0
01/01/2017 to 12/31/2017	$19.29794	$19.92061	0
01/01/2018 to 12/31/2018	$19.92061	$19.50022	0
01/01/2019 to 12/31/2019	$19.50022	$21.59546	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.75778	$10.76144	2,807,816
01/01/2011 to 12/31/2011	$10.76144	$10.31836	1,829,484
01/01/2012 to 12/31/2012	$10.31836	$11.44067	1,736,967
01/01/2013 to 12/31/2013	$11.44067	$12.39310	1,728,158
01/01/2014 to 12/31/2014	$12.39310	$12.67341	1,664,666
01/01/2015 to 12/31/2015	$12.67341	$12.08149	1,547,700
01/01/2016 to 12/31/2016	$12.08149	$12.65473	1,904,121
01/01/2017 to 12/31/2017	$12.65473	$14.03410	2,166,262
01/01/2018 to 12/31/2018	$14.03410	$12.69792	2,103,514
01/01/2019 to 12/31/2019	$12.69792	$14.51565	1,817,157
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.89364	$11.08099	1,260,896
01/01/2011 to 12/31/2011	$11.08099	$10.92719	979,057
01/01/2012 to 12/31/2012	$10.92719	$12.23212	1,041,993
01/01/2013 to 12/31/2013	$12.23212	$14.04352	914,703
01/01/2014 to 12/31/2014	$14.04352	$14.67779	923,892
01/01/2015 to 12/31/2015	$14.67779	$14.57371	939,040
01/01/2016 to 12/31/2016	$14.57371	$15.37572	1,054,640
01/01/2017 to 12/31/2017	$15.37572	$17.70919	1,342,206
01/01/2018 to 12/31/2018	$17.70919	$16.41546	1,246,139
01/01/2019 to 12/31/2019	$16.41546	$19.70372	1,107,731
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.70827	$9.59991	625,456
01/01/2011 to 12/31/2011	$9.59991	$9.28433	487,867
01/01/2012 to 12/31/2012	$9.28433	$10.08521	507,952
01/01/2013 to 12/31/2013	$10.08521	$11.16962	512,441
01/01/2014 to 12/31/2014	$11.16962	$11.56752	472,900
01/01/2015 to 12/31/2015	$11.56752	$11.37512	460,148
01/01/2016 to 12/31/2016	$11.37512	$11.74430	272,916
01/01/2017 to 12/31/2017	$11.74430	$13.44641	230,054
01/01/2018 to 12/31/2018	$13.44641	$12.19701	261,733
01/01/2019 to 12/31/2019	$12.19701	$14.18230	217,942

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99876	$11.64934	1,375
01/01/2014 to 12/31/2014	$11.64934	$12.98571	0
01/01/2015 to 12/31/2015	$12.98571	$13.01178	0
01/01/2016 to 12/31/2016	$13.01178	$14.18885	0
01/01/2017 to 12/31/2017	$14.18885	$17.07037	0
01/01/2018 to 12/31/2018	$17.07037	$15.44532	0
01/01/2019 to 12/31/2019	$15.44532	$18.64883	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.00721	$11.07091	1,919,500
01/01/2011 to 12/31/2011	$11.07091	$10.77248	1,156,073
01/01/2012 to 12/31/2012	$10.77248	$11.93449	1,123,914
01/01/2013 to 12/31/2013	$11.93449	$13.83007	1,161,351
01/01/2014 to 12/31/2014	$13.83007	$14.51106	1,024,688
01/01/2015 to 12/31/2015	$14.51106	$14.36141	857,164
01/01/2016 to 12/31/2016	$14.36141	$15.03738	1,044,833
01/01/2017 to 12/31/2017	$15.03738	$17.02029	1,315,129
01/01/2018 to 12/31/2018	$17.02029	$15.93649	1,236,158
01/01/2019 to 12/31/2019	$15.93649	$18.74546	1,151,860
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99876	$9.17635	14,448
01/01/2012 to 12/31/2012	$9.17635	$10.11373	23,794
01/01/2013 to 12/31/2013	$10.11373	$11.04328	76,753
01/01/2014 to 12/31/2014	$11.04328	$11.41009	157,913
01/01/2015 to 12/31/2015	$11.41009	$10.90166	135,734
01/01/2016 to 12/31/2016	$10.90166	$11.48586	110,474
01/01/2017 to 12/31/2017	$11.48586	$12.74088	99,972
01/01/2018 to 12/31/2018	$12.74088	$11.88635	90,783
01/01/2019 to 12/31/2019	$11.88635	$13.77109	42,573
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$12.01658	$12.29800	945,944
01/01/2011 to 12/31/2011	$12.29800	$12.38612	473,351
01/01/2012 to 12/31/2012	$12.38612	$12.77291	337,586
01/01/2013 to 12/31/2013	$12.77291	$12.30775	279,123
01/01/2014 to 12/31/2014	$12.30775	$12.11139	207,705
01/01/2015 to 12/31/2015	$12.11139	$11.98743	238,852
01/01/2016 to 12/31/2016	$11.98743	$12.00105	219,768
01/01/2017 to 12/31/2017	$12.00105	$12.02287	218,295
01/01/2018 to 12/31/2018	$12.02287	$11.92998	187,411
01/01/2019 to 12/31/2019	$11.92998	$12.29399	187,209
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$13.27088	$14.08072	1,216,835
01/01/2011 to 12/31/2011	$14.08072	$14.31051	711,514
01/01/2012 to 12/31/2012	$14.31051	$15.40968	667,649
01/01/2013 to 12/31/2013	$15.40968	$14.89962	564,057
01/01/2014 to 12/31/2014	$14.89962	$15.29718	471,500
01/01/2015 to 12/31/2015	$15.29718	$14.75006	374,455
01/01/2016 to 12/31/2016	$14.75006	$15.14351	271,406
01/01/2017 to 12/31/2017	$15.14351	$15.56761	201,679
01/01/2018 to 12/31/2018	$15.56761	$15.23172	186,918
01/01/2019 to 12/31/2019	$15.23172	$16.38741	155,845

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.03530	$12.10470	0
01/01/2011 to 12/31/2011	$12.10470	$13.82780	0
01/01/2012 to 12/31/2012	$13.82780	$14.41817	737
01/01/2013 to 12/31/2013	$14.41817	$13.51573	10,939
01/01/2014 to 12/31/2014	$13.51573	$13.88072	991
01/01/2015 to 12/31/2015	$13.88072	$13.81898	267
01/01/2016 to 12/31/2016	$13.81898	$13.80904	56,581
01/01/2017 to 12/31/2017	$13.80904	$13.70602	37,733
01/01/2018 to 12/31/2018	$13.70602	$13.57586	194,125
01/01/2019 to 12/31/2019	$13.57586	$13.55911	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.81569	$9.71197	6,670
01/01/2011 to 12/31/2011	$9.71197	$11.35302	0
01/01/2012 to 12/31/2012	$11.35302	$11.88920	0
01/01/2013 to 12/31/2013	$11.88920	$10.94781	57,420
01/01/2014 to 12/31/2014	$10.94781	$11.44774	39,662
01/01/2015 to 12/31/2015	$11.44774	$11.44813	34,641
01/01/2016 to 12/31/2016	$11.44813	$11.49726	28,462
01/01/2017 to 12/31/2017	$11.49726	$11.42537	27,408
01/01/2018 to 12/31/2018	$11.42537	$11.28585	33,860
01/01/2019 to 12/31/2019	$11.28585	$11.50524	165,528
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99834	$11.04192	5,927
01/01/2011 to 12/31/2011	$11.04192	$13.08437	13,290
01/01/2012 to 12/31/2012	$13.08437	$13.76362	3,479
01/01/2013 to 12/31/2013	$13.76362	$12.60810	4,021
01/01/2014 to 12/31/2014	$12.60810	$13.37292	125,853
01/01/2015 to 12/31/2015	$13.37292	$13.40731	173,077
01/01/2016 to 12/31/2016	$13.40731	$13.47518	141,687
01/01/2017 to 12/31/2017	$13.47518	$13.48332	87,514
01/01/2018 to 12/31/2018	$13.48332	$13.28893	75,490
01/01/2019 to 12/31/2019	$13.28893	$13.75290	49,200
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99876	$12.05717	10,896
01/01/2012 to 12/31/2012	$12.05717	$12.57047	10,872
01/01/2013 to 12/31/2013	$12.57047	$11.17526	42,070
01/01/2014 to 12/31/2014	$11.17526	$12.14896	38,179
01/01/2015 to 12/31/2015	$12.14896	$12.21753	101,130
01/01/2016 to 12/31/2016	$12.21753	$12.25439	103,750
01/01/2017 to 12/31/2017	$12.25439	$12.26028	56,216
01/01/2018 to 12/31/2018	$12.26028	$12.05768	58,508
01/01/2019 to 12/31/2019	$12.05768	$12.57657	51,342
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99835	$10.43083	2,072
01/01/2013 to 12/31/2013	$10.43083	$9.22647	52,259
01/01/2014 to 12/31/2014	$9.22647	$10.23487	20,394
01/01/2015 to 12/31/2015	$10.23487	$10.35432	10,400
01/01/2016 to 12/31/2016	$10.35432	$10.39418	14,220
01/01/2017 to 12/31/2017	$10.39418	$10.41224	9,137
01/01/2018 to 12/31/2018	$10.41224	$10.22817	49,351
01/01/2019 to 12/31/2019	$10.22817	$10.73045	87,494

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99917	$8.77624	11,938
01/01/2014 to 12/31/2014	$8.77624	$9.90595	92,771
01/01/2015 to 12/31/2015	$9.90595	$10.03454	0
01/01/2016 to 12/31/2016	$10.03454	$10.07271	0
01/01/2017 to 12/31/2017	$10.07271	$10.08893	51,008
01/01/2018 to 12/31/2018	$10.08893	$9.87287	99,859
01/01/2019 to 12/31/2019	$9.87287	$10.49850	24,130
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99917	$11.33741	64,982
01/01/2015 to 12/31/2015	$11.33741	$11.39046	253,243
01/01/2016 to 12/31/2016	$11.39046	$11.49726	10,748
01/01/2017 to 12/31/2017	$11.49726	$11.53238	3,525
01/01/2018 to 12/31/2018	$11.53238	$11.27503	23,439
01/01/2019 to 12/31/2019	$11.27503	$12.07404	10,852
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99917	$9.96813	13,482
01/01/2016 to 12/31/2016	$9.96813	$10.02288	202,147
01/01/2017 to 12/31/2017	$10.02288	$10.11187	74,907
01/01/2018 to 12/31/2018	$10.11187	$9.85577	74,395
01/01/2019 to 12/31/2019	$9.85577	$10.68158	58,352
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99835	$9.90956	168,138
01/01/2017 to 12/31/2017	$9.90956	$10.02330	128,652
01/01/2018 to 12/31/2018	$10.02330	$9.74794	261,089
01/01/2019 to 12/31/2019	$9.74794	$10.62777	127,061
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99834	$10.06714	38,643
01/01/2018 to 12/31/2018	$10.06714	$9.71151	237,607
01/01/2019 to 12/31/2019	$9.71151	$10.67444	49,168
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99834	$9.69154	93,886
01/01/2019 to 12/31/2019	$9.69154	$10.72012	53,221
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99917	$11.26853	9,151
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.58184	$10.70051	3,449,942
01/01/2011 to 12/31/2011	$10.70051	$10.28452	1,970,751
01/01/2012 to 12/31/2012	$10.28452	$11.52022	2,137,269
01/01/2013 to 12/31/2013	$11.52022	$13.92108	2,504,702
01/01/2014 to 12/31/2014	$13.92108	$14.67151	2,923,296
01/01/2015 to 12/31/2015	$14.67151	$14.52846	2,989,189
01/01/2016 to 12/31/2016	$14.52846	$15.28934	3,826,071
01/01/2017 to 12/31/2017	$15.28934	$17.75483	4,424,002
01/01/2018 to 12/31/2018	$17.75483	$16.39972	3,813,001
01/01/2019 to 12/31/2019	$16.39972	$19.74756	3,324,101
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99876	$11.67826	3,518
01/01/2014 to 12/31/2014	$11.67826	$13.06863	101,098
01/01/2015 to 12/31/2015	$13.06863	$12.41279	9,477
01/01/2016 to 12/31/2016	$12.41279	$14.04809	10,957
01/01/2017 to 12/31/2017	$14.04809	$16.38456	3,605
01/01/2018 to 12/31/2018	$16.38456	$15.36851	1,277
01/01/2019 to 12/31/2019	$15.36851	$19.83546	2,038

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.14123	$9.63897	20,842
01/01/2011 to 12/31/2011	$9.63897	$9.01616	10,080
01/01/2012 to 12/31/2012	$9.01616	$11.26126	20,321
01/01/2013 to 12/31/2013	$11.26126	$11.57452	12,503
01/01/2014 to 12/31/2014	$11.57452	$12.98832	12,241
01/01/2015 to 12/31/2015	$12.98832	$12.78206	6,799
01/01/2016 to 12/31/2016	$12.78206	$12.70342	5,366
01/01/2017 to 12/31/2017	$12.70342	$13.87559	3,419
01/01/2018 to 12/31/2018	$13.87559	$13.02269	2,255
01/01/2019 to 12/31/2019	$13.02269	$16.05036	1,548
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.97888	$24.05798	94,164
01/01/2011 to 12/31/2011	$24.05798	$25.25932	46,252
01/01/2012 to 12/31/2012	$25.25932	$28.69863	38,890
01/01/2013 to 12/31/2013	$28.69863	$29.15394	24,625
01/01/2014 to 12/31/2014	$29.15394	$37.59410	15,179
01/01/2015 to 12/31/2015	$37.59410	$38.82403	10,021
01/01/2016 to 12/31/2016	$38.82403	$40.08430	7,743
01/01/2017 to 12/31/2017	$40.08430	$41.95054	4,090
01/01/2018 to 12/31/2018	$41.95054	$39.35333	3,453
01/01/2019 to 12/31/2019	$39.35333	$50.86364	3,106
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.91644	$10.04417	911,050
01/01/2011 to 12/31/2011	$10.04417	$9.74477	620,879
01/01/2012 to 12/31/2012	$9.74477	$10.61926	631,596
01/01/2013 to 12/31/2013	$10.61926	$12.00397	612,082
01/01/2014 to 12/31/2014	$12.00397	$12.19659	630,567
01/01/2015 to 12/31/2015	$12.19659	$12.13264	586,415
01/01/2016 to 12/31/2016	$12.13264	$12.45936	792,485
01/01/2017 to 12/31/2017	$12.45936	$14.29456	791,645
01/01/2018 to 12/31/2018	$14.29456	$12.98852	743,796
01/01/2019 to 12/31/2019	$12.98852	$15.35252	680,373
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.22930	$10.14523	370,691
01/01/2011 to 12/31/2011	$10.14523	$9.94250	238,919
01/01/2012 to 12/31/2012	$9.94250	$10.78530	251,486
01/01/2013 to 12/31/2013	$10.78530	$11.66695	244,784
01/01/2014 to 12/31/2014	$11.66695	$11.95644	226,251
01/01/2015 to 12/31/2015	$11.95644	$11.67003	204,898
01/01/2016 to 12/31/2016	$11.67003	$12.09950	211,816
01/01/2017 to 12/31/2017	$12.09950	$13.38237	174,583
01/01/2018 to 12/31/2018	$13.38237	$12.25026	215,308
01/01/2019 to 12/31/2019	$12.25026	$13.99968	209,709
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$16.73875	$20.90099	79,338
01/01/2011 to 12/31/2011	$20.90099	$20.85589	25,257
01/01/2012 to 12/31/2012	$20.85589	$23.76593	29,926
01/01/2013 to 12/31/2013	$23.76593	$32.49545	27,832
01/01/2014 to 12/31/2014	$32.49545	$34.31198	17,845
01/01/2015 to 12/31/2015	$34.31198	$31.94035	16,662
01/01/2016 to 12/31/2016	$31.94035	$39.11145	10,115
01/01/2017 to 12/31/2017	$39.11145	$43.22186	1,609
01/01/2018 to 12/31/2018	$43.22186	$36.58272	2,221
01/01/2019 to 12/31/2019	$36.58272	$44.19077	3,253

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.56639	$10.41025	4,514,743
01/01/2011 to 12/31/2011	$10.41025	$10.25686	2,469,055
01/01/2012 to 12/31/2012	$10.25686	$10.10326	1,788,191
01/01/2013 to 12/31/2013	$10.10326	$9.95170	1,064,476
01/01/2014 to 12/31/2014	$9.95170	$9.80224	517,455
01/01/2015 to 12/31/2015	$9.80224	$9.65553	144,968
01/01/2016 to 12/31/2016	$9.65553	$9.51105	29,374
01/01/2017 to 12/31/2017	$9.51105	$9.40078	23,945
01/01/2018 to 12/31/2018	$9.40078	$9.37940	69,388
01/01/2019 to 12/31/2019	$9.37940	$9.39493	23,772
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$14.39946	$16.09820	157,948
01/01/2011 to 12/31/2011	$16.09820	$16.36015	96,527
01/01/2012 to 12/31/2012	$16.36015	$18.35024	76,737
01/01/2013 to 12/31/2013	$18.35024	$19.37278	59,982
01/01/2014 to 12/31/2014	$19.37278	$19.57024	66,868
01/01/2015 to 12/31/2015	$19.57024	$18.58978	21,563
01/01/2016 to 12/31/2016	$18.58978	$21.13068	19,340
01/01/2017 to 12/31/2017	$21.13068	$22.36965	8,640
01/01/2018 to 12/31/2018	$22.36965	$21.59461	1,099
01/01/2019 to 12/31/2019	$21.59461	$24.52506	1,708
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.54685	$11.75576	198,247
01/01/2011 to 12/31/2011	$11.75576	$11.09527	117,260
01/01/2012 to 12/31/2012	$11.09527	$12.77414	102,085
01/01/2013 to 12/31/2013	$12.77414	$17.59812	110,141
01/01/2014 to 12/31/2014	$17.59812	$19.71703	86,048
01/01/2015 to 12/31/2015	$19.71703	$17.89940	68,769
01/01/2016 to 12/31/2016	$17.89940	$21.13763	62,286
01/01/2017 to 12/31/2017	$21.13763	$24.81750	61,013
01/01/2018 to 12/31/2018	$24.81750	$20.98390	50,281
01/01/2019 to 12/31/2019	$20.98390	$26.77142	41,797
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$16.08408	$18.13964	644,187
01/01/2011 to 12/31/2011	$18.13964	$15.55860	237,695
01/01/2012 to 12/31/2012	$15.55860	$18.44608	135,401
01/01/2013 to 12/31/2013	$18.44608	$21.63180	122,372
01/01/2014 to 12/31/2014	$21.63180	$20.13015	112,393
01/01/2015 to 12/31/2015	$20.13015	$20.45243	167,014
01/01/2016 to 12/31/2016	$20.45243	$19.38515	162,109
01/01/2017 to 12/31/2017	$19.38515	$25.85968	120,299
01/01/2018 to 12/31/2018	$25.85968	$22.07430	107,784
01/01/2019 to 12/31/2019	$22.07430	$28.72526	89,387
AST International Value Portfolio
01/01/2010 to 12/31/2010	$17.81833	$19.49631	94,961
01/01/2011 to 12/31/2011	$19.49631	$16.79415	47,290
01/01/2012 to 12/31/2012	$16.79415	$19.30067	50,310
01/01/2013 to 12/31/2013	$19.30067	$22.71203	53,507
01/01/2014 to 12/31/2014	$22.71203	$20.87162	45,928
01/01/2015 to 12/31/2015	$20.87162	$20.72658	35,781
01/01/2016 to 12/31/2016	$20.72658	$20.53490	30,276
01/01/2017 to 12/31/2017	$20.53490	$24.84216	25,842
01/01/2018 to 12/31/2018	$24.84216	$20.51931	22,499
01/01/2019 to 12/31/2019	$20.51931	$24.25839	19,433

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.78320	$12.86115	349,323
01/01/2011 to 12/31/2011	$12.86115	$14.24498	1,683,886
01/01/2012 to 12/31/2012	$14.24498	$15.35022	774,811
01/01/2013 to 12/31/2013	$15.35022	$14.63878	161,422
01/01/2014 to 12/31/2014	$14.63878	$15.38947	111,516
01/01/2015 to 12/31/2015	$15.38947	$15.33646	252,354
01/01/2016 to 12/31/2016	$15.33646	$15.74198	66,190
01/01/2017 to 12/31/2017	$15.74198	$16.17511	0
01/01/2018 to 12/31/2018	$16.17511	$15.88866	0
01/01/2019 to 12/31/2019	$15.88866	$17.40803	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.67902	$9.73004	588,503
01/01/2011 to 12/31/2011	$9.73004	$9.52976	222,718
01/01/2012 to 12/31/2012	$9.52976	$10.66169	190,012
01/01/2013 to 12/31/2013	$10.66169	$12.21159	206,059
01/01/2014 to 12/31/2014	$12.21159	$12.79389	200,787
01/01/2015 to 12/31/2015	$12.79389	$12.47003	154,273
01/01/2016 to 12/31/2016	$12.47003	$12.92420	89,528
01/01/2017 to 12/31/2017	$12.92420	$14.88938	82,828
01/01/2018 to 12/31/2018	$14.88938	$13.58374	105,279
01/01/2019 to 12/31/2019	$13.58374	$15.97969	70,323
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$16.28134	$17.18717	134,112
01/01/2011 to 12/31/2011	$17.18717	$15.38067	67,608
01/01/2012 to 12/31/2012	$15.38067	$18.46892	56,764
01/01/2013 to 12/31/2013	$18.46892	$20.98629	49,158
01/01/2014 to 12/31/2014	$20.98629	$19.35567	34,652
01/01/2015 to 12/31/2015	$19.35567	$18.53251	26,789
01/01/2016 to 12/31/2016	$18.53251	$18.60776	17,472
01/01/2017 to 12/31/2017	$18.60776	$23.76078	7,189
01/01/2018 to 12/31/2018	$23.76078	$19.31420	11,752
01/01/2019 to 12/31/2019	$19.31420	$24.20367	10,146
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$14.46121	$15.28683	706,865
01/01/2011 to 12/31/2011	$15.28683	$15.09295	527,772
01/01/2012 to 12/31/2012	$15.09295	$16.45993	537,743
01/01/2013 to 12/31/2013	$16.45993	$18.00177	431,411
01/01/2014 to 12/31/2014	$18.00177	$18.69790	400,844
01/01/2015 to 12/31/2015	$18.69790	$18.38372	392,860
01/01/2016 to 12/31/2016	$18.38372	$18.80358	269,352
01/01/2017 to 12/31/2017	$18.80358	$20.77115	251,548
01/01/2018 to 12/31/2018	$20.77115	$19.40918	250,891
01/01/2019 to 12/31/2019	$19.40918	$21.91101	214,858
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.29267	$11.28557	22,698
01/01/2011 to 12/31/2011	$11.28557	$11.19014	24,251
01/01/2012 to 12/31/2012	$11.19014	$12.69608	27,975
01/01/2013 to 12/31/2013	$12.69608	$17.06956	23,102
01/01/2014 to 12/31/2014	$17.06956	$18.41152	6,505
01/01/2015 to 12/31/2015	$18.41152	$20.06386	6,664
01/01/2016 to 12/31/2016	$20.06386	$19.47410	5,564
01/01/2017 to 12/31/2017	$19.47410	$26.05579	1,420
01/01/2018 to 12/31/2018	$26.05579	$25.24935	877
01/01/2019 to 12/31/2019	$25.24935	$32.97908	680

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.56472	$14.82088	1,327,334
01/01/2011 to 12/31/2011	$14.82088	$14.46551	459,894
01/01/2012 to 12/31/2012	$14.46551	$15.99606	296,704
01/01/2013 to 12/31/2013	$15.99606	$21.52475	242,827
01/01/2014 to 12/31/2014	$21.52475	$23.44724	217,926
01/01/2015 to 12/31/2015	$23.44724	$25.42172	267,937
01/01/2016 to 12/31/2016	$25.42172	$26.43757	232,386
01/01/2017 to 12/31/2017	$26.43757	$34.63307	174,809
01/01/2018 to 12/31/2018	$34.63307	$33.19397	141,526
01/01/2019 to 12/31/2019	$33.19397	$43.03808	117,436
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$16.97553	$18.73529	59,365
01/01/2011 to 12/31/2011	$18.73529	$17.87654	33,894
01/01/2012 to 12/31/2012	$17.87654	$21.67174	43,052
01/01/2013 to 12/31/2013	$21.67174	$27.24562	34,507
01/01/2014 to 12/31/2014	$27.24562	$27.81121	34,520
01/01/2015 to 12/31/2015	$27.81121	$26.99262	41,237
01/01/2016 to 12/31/2016	$26.99262	$28.47952	16,276
01/01/2017 to 12/31/2017	$28.47952	$34.74136	3,432
01/01/2018 to 12/31/2018	$34.74136	$30.94865	1,187
01/01/2019 to 12/31/2019	$30.94865	$39.61682	1,027
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99876	$10.33435	73,675
01/01/2013 to 12/31/2013	$10.33435	$12.10474	73,677
01/01/2014 to 12/31/2014	$12.10474	$12.53582	48,265
01/01/2015 to 12/31/2015	$12.53582	$12.19454	84,018
01/01/2016 to 12/31/2016	$12.19454	$12.53110	107,360
01/01/2017 to 12/31/2017	$12.53110	$14.37938	78,114
01/01/2018 to 12/31/2018	$14.37938	$12.99062	63,492
01/01/2019 to 12/31/2019	$12.99062	$15.70848	49,982
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.31717	$13.68353	121,164
01/01/2011 to 12/31/2011	$13.68353	$13.39841	72,768
01/01/2012 to 12/31/2012	$13.39841	$15.45193	52,953
01/01/2013 to 12/31/2013	$15.45193	$20.80698	41,651
01/01/2014 to 12/31/2014	$20.80698	$22.27997	31,546
01/01/2015 to 12/31/2015	$22.27997	$23.53225	33,269
01/01/2016 to 12/31/2016	$23.53225	$23.62300	30,281
01/01/2017 to 12/31/2017	$23.62300	$30.41508	12,883
01/01/2018 to 12/31/2018	$30.41508	$30.60044	11,006
01/01/2019 to 12/31/2019	$30.60044	$41.52877	9,430
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99876	$10.20253	540
01/01/2013 to 12/31/2013	$10.20253	$13.51699	3,682
01/01/2014 to 12/31/2014	$13.51699	$14.67460	13,317
01/01/2015 to 12/31/2015	$14.67460	$14.34997	10,273
01/01/2016 to 12/31/2016	$14.34997	$16.03573	12,275
01/01/2017 to 12/31/2017	$16.03573	$18.53474	2,551
01/01/2018 to 12/31/2018	$18.53474	$16.40225	125
01/01/2019 to 12/31/2019	$16.40225	$20.89757	429

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$16.81901	$19.85125	203,194
01/01/2011 to 12/31/2011	$19.85125	$18.97169	67,574
01/01/2012 to 12/31/2012	$18.97169	$22.35216	61,407
01/01/2013 to 12/31/2013	$22.35216	$29.10466	57,601
01/01/2014 to 12/31/2014	$29.10466	$31.97282	36,943
01/01/2015 to 12/31/2015	$31.97282	$29.70269	75,377
01/01/2016 to 12/31/2016	$29.70269	$29.73934	43,555
01/01/2017 to 12/31/2017	$29.73934	$37.23057	25,042
01/01/2018 to 12/31/2018	$37.23057	$35.07442	20,142
01/01/2019 to 12/31/2019	$35.07442	$44.96652	18,383
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.63569	$19.01058	338,461
01/01/2011 to 12/31/2011	$19.01058	$18.26050	113,948
01/01/2012 to 12/31/2012	$18.26050	$21.06704	77,210
01/01/2013 to 12/31/2013	$21.06704	$29.46822	71,473
01/01/2014 to 12/31/2014	$29.46822	$33.16257	51,982
01/01/2015 to 12/31/2015	$33.16257	$30.82376	49,218
01/01/2016 to 12/31/2016	$30.82376	$35.89730	36,082
01/01/2017 to 12/31/2017	$35.89730	$40.23600	26,853
01/01/2018 to 12/31/2018	$40.23600	$33.11275	26,117
01/01/2019 to 12/31/2019	$33.11275	$39.47038	25,293
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.14861	$11.01824	146,162
01/01/2011 to 12/31/2011	$11.01824	$8.65304	70,001
01/01/2012 to 12/31/2012	$8.65304	$10.05127	69,452
01/01/2013 to 12/31/2013	$10.05127	$9.92259	54,894
01/01/2014 to 12/31/2014	$9.92259	$9.31607	53,824
01/01/2015 to 12/31/2015	$9.31607	$7.64144	41,125
01/01/2016 to 12/31/2016	$7.64144	$8.45745	32,962
01/01/2017 to 12/31/2017	$8.45745	$10.52838	1,188
01/01/2018 to 12/31/2018	$10.52838	$8.91300	11,574
01/01/2019 to 12/31/2019	$8.91300	$9.95122	7,112
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.71900	$11.67442	1,279,799
01/01/2011 to 12/31/2011	$11.67442	$11.61407	1,121,904
01/01/2012 to 12/31/2012	$11.61407	$12.62641	1,079,897
01/01/2013 to 12/31/2013	$12.62641	$13.58275	1,079,622
01/01/2014 to 12/31/2014	$13.58275	$14.15161	1,077,522
01/01/2015 to 12/31/2015	$14.15161	$13.95938	788,631
01/01/2016 to 12/31/2016	$13.95938	$14.51012	907,041
01/01/2017 to 12/31/2017	$14.51012	$15.74091	1,126,286
01/01/2018 to 12/31/2018	$15.74091	$15.06318	1,060,176
01/01/2019 to 12/31/2019	$15.06318	$17.02420	849,946
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01868	$10.07331	1,559
01/01/2012 to 12/31/2012	$10.07331	$10.62751	1,878
01/01/2013 to 12/31/2013	$10.62751	$10.22599	5,372
01/01/2014 to 12/31/2014	$10.22599	$10.68313	9,072
01/01/2015 to 12/31/2015	$10.68313	$10.49472	8,112
01/01/2016 to 12/31/2016	$10.49472	$10.77277	12,387
01/01/2017 to 12/31/2017	$10.77277	$11.21336	4,732
01/01/2018 to 12/31/2018	$11.21336	$10.95461	6,187
01/01/2019 to 12/31/2019	$10.95461	$11.84280	6,447

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.34546	$9.78376	1,754,551
01/01/2011 to 12/31/2011	$9.78376	$9.03835	998,335
01/01/2012 to 12/31/2012	$9.03835	$10.05284	1,029,293
01/01/2013 to 12/31/2013	$10.05284	$11.58795	1,274,455
01/01/2014 to 12/31/2014	$11.58795	$12.46398	1,357,542
01/01/2015 to 12/31/2015	$12.46398	$12.20177	1,634,075
01/01/2016 to 12/31/2016	$12.20177	$13.23237	1,622,922
01/01/2017 to 12/31/2017	$13.23237	$15.13251	2,219,920
01/01/2018 to 12/31/2018	$15.13251	$13.77213	2,089,452
01/01/2019 to 12/31/2019	$13.77213	$16.16718	1,737,289
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99876	$11.68891	0
01/01/2014 to 12/31/2014	$11.68891	$13.26836	1,032
01/01/2015 to 12/31/2015	$13.26836	$13.27096	0
01/01/2016 to 12/31/2016	$13.27096	$14.49139	0
01/01/2017 to 12/31/2017	$14.49139	$17.33109	0
01/01/2018 to 12/31/2018	$17.33109	$15.84896	0
01/01/2019 to 12/31/2019	$15.84896	$19.54351	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$10.98443	$12.44803	103,489
01/01/2011 to 12/31/2011	$12.44803	$12.68550	48,851
01/01/2012 to 12/31/2012	$12.68550	$14.84465	34,000
01/01/2013 to 12/31/2013	$14.84465	$19.36367	22,989
01/01/2014 to 12/31/2014	$19.36367	$22.35635	15,861
01/01/2015 to 12/31/2015	$22.35635	$22.69909	4,955
01/01/2016 to 12/31/2016	$22.69909	$25.67886	3,125
01/01/2017 to 12/31/2017	$25.67886	$30.92297	2,385
01/01/2018 to 12/31/2018	$30.92297	$27.95401	450
01/01/2019 to 12/31/2019	$27.95401	$34.27128	984
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99876	$8.90911	3,131
01/01/2012 to 12/31/2012	$8.90911	$9.93001	0
01/01/2013 to 12/31/2013	$9.93001	$11.97180	0
01/01/2014 to 12/31/2014	$11.97180	$12.55892	2,315
01/01/2015 to 12/31/2015	$12.55892	$12.38914	3,004
01/01/2016 to 12/31/2016	$12.38914	$12.97522	16,709
01/01/2017 to 12/31/2017	$12.97522	$15.10592	41,624
01/01/2018 to 12/31/2018	$15.10592	$13.90686	42,161
01/01/2019 to 12/31/2019	$13.90686	$16.60294	38,120
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$18.86863	$24.63454	208,277
01/01/2011 to 12/31/2011	$24.63454	$21.08371	88,588
01/01/2012 to 12/31/2012	$21.08371	$24.93589	69,266
01/01/2013 to 12/31/2013	$24.93589	$34.58604	57,797
01/01/2014 to 12/31/2014	$34.58604	$35.75045	40,458
01/01/2015 to 12/31/2015	$35.75045	$35.68429	43,677
01/01/2016 to 12/31/2016	$35.68429	$37.85633	36,006
01/01/2017 to 12/31/2017	$37.85633	$47.61565	25,440
01/01/2018 to 12/31/2018	$47.61565	$41.81206	22,198
01/01/2019 to 12/31/2019	$41.81206	$56.21026	18,391

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.28721	$16.51061	72,358
01/01/2011 to 12/31/2011	$16.51061	$16.10401	34,651
01/01/2012 to 12/31/2012	$16.10401	$17.79359	32,789
01/01/2013 to 12/31/2013	$17.79359	$23.69149	37,740
01/01/2014 to 12/31/2014	$23.69149	$24.22744	28,404
01/01/2015 to 12/31/2015	$24.22744	$24.05145	26,392
01/01/2016 to 12/31/2016	$24.05145	$26.55253	20,701
01/01/2017 to 12/31/2017	$26.55253	$32.41045	10,375
01/01/2018 to 12/31/2018	$32.41045	$29.23884	9,093
01/01/2019 to 12/31/2019	$29.23884	$37.47516	10,622
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.47394	$19.20394	374,323
01/01/2011 to 12/31/2011	$19.20394	$17.78565	145,764
01/01/2012 to 12/31/2012	$17.78565	$20.70009	93,768
01/01/2013 to 12/31/2013	$20.70009	$28.01558	74,451
01/01/2014 to 12/31/2014	$28.01558	$29.04912	54,217
01/01/2015 to 12/31/2015	$29.04912	$27.38019	66,195
01/01/2016 to 12/31/2016	$27.38019	$34.84666	54,419
01/01/2017 to 12/31/2017	$34.84666	$36.84723	46,531
01/01/2018 to 12/31/2018	$36.84723	$30.09458	41,621
01/01/2019 to 12/31/2019	$30.09458	$36.15865	36,717
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$14.22867	$15.63197	555,337
01/01/2011 to 12/31/2011	$15.63197	$15.70338	434,341
01/01/2012 to 12/31/2012	$15.70338	$17.55519	481,456
01/01/2013 to 12/31/2013	$17.55519	$20.20254	480,938
01/01/2014 to 12/31/2014	$20.20254	$21.06946	487,593
01/01/2015 to 12/31/2015	$21.06946	$20.76221	548,289
01/01/2016 to 12/31/2016	$20.76221	$21.99432	478,041
01/01/2017 to 12/31/2017	$21.99432	$25.00330	687,137
01/01/2018 to 12/31/2018	$25.00330	$23.31449	662,625
01/01/2019 to 12/31/2019	$23.31449	$27.75174	573,921
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.34445	$15.22248	229,668
01/01/2011 to 12/31/2011	$15.22248	$14.74029	132,185
01/01/2012 to 12/31/2012	$14.74029	$17.07168	143,318
01/01/2013 to 12/31/2013	$17.07168	$24.21892	146,670
01/01/2014 to 12/31/2014	$24.21892	$25.84657	105,184
01/01/2015 to 12/31/2015	$25.84657	$27.89874	85,144
01/01/2016 to 12/31/2016	$27.89874	$28.22272	59,056
01/01/2017 to 12/31/2017	$28.22272	$38.33299	44,398
01/01/2018 to 12/31/2018	$38.33299	$39.21470	34,316
01/01/2019 to 12/31/2019	$39.21470	$49.53090	29,761
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.41148	$14.85387	144,676
01/01/2011 to 12/31/2011	$14.85387	$14.55937	97,717
01/01/2012 to 12/31/2012	$14.55937	$16.26273	77,006
01/01/2013 to 12/31/2013	$16.26273	$21.56589	58,724
01/01/2014 to 12/31/2014	$21.56589	$21.57340	35,750
01/01/2015 to 12/31/2015	$21.57340	$19.96131	22,259
01/01/2016 to 12/31/2016	$19.96131	$20.86755	15,630
01/01/2017 to 12/31/2017	$20.86755	$23.95778	5,188
01/01/2018 to 12/31/2018	$23.95778	$21.30519	9,332
01/01/2019 to 12/31/2019	$21.30519	$26.43560	201,299

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$26.29846	$31.20256	143,132
01/01/2011 to 12/31/2011	$31.20256	$26.14997	67,486
01/01/2012 to 12/31/2012	$26.14997	$26.68885	61,390
01/01/2013 to 12/31/2013	$26.68885	$30.33191	47,111
01/01/2014 to 12/31/2014	$30.33191	$27.37892	30,701
01/01/2015 to 12/31/2015	$27.37892	$21.77594	19,831
01/01/2016 to 12/31/2016	$21.77594	$26.73001	10,024
01/01/2017 to 12/31/2017	$26.73001	$29.04375	2,206
01/01/2018 to 12/31/2018	$29.04375	$23.84180	2,002
01/01/2019 to 12/31/2019	$23.84180	$27.44505	2,181
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$13.85414	$14.43019	329,237
01/01/2011 to 12/31/2011	$14.43019	$14.80014	134,287
01/01/2012 to 12/31/2012	$14.80014	$15.33970	84,511
01/01/2013 to 12/31/2013	$15.33970	$14.54247	98,013
01/01/2014 to 12/31/2014	$14.54247	$14.40412	79,733
01/01/2015 to 12/31/2015	$14.40412	$13.53287	103,878
01/01/2016 to 12/31/2016	$13.53287	$13.91118	89,791
01/01/2017 to 12/31/2017	$13.91118	$13.98274	81,858
01/01/2018 to 12/31/2018	$13.98274	$14.04720	61,625
01/01/2019 to 12/31/2019	$14.04720	$14.05851	64,468
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.05934	$18.33549	61,575
01/01/2011 to 12/31/2011	$18.33549	$17.43750	29,727
01/01/2012 to 12/31/2012	$17.43750	$20.33786	29,981
01/01/2013 to 12/31/2013	$20.33786	$26.52660	28,811
01/01/2014 to 12/31/2014	$26.52660	$30.04001	19,842
01/01/2015 to 12/31/2015	$30.04001	$27.63401	14,591
01/01/2016 to 12/31/2016	$27.63401	$31.03014	6,756
01/01/2017 to 12/31/2017	$31.03014	$36.22984	3,234
01/01/2018 to 12/31/2018	$36.22984	$29.78636	2,910
01/01/2019 to 12/31/2019	$29.78636	$34.95668	2,795
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.83533	$9.97665	540,358
01/01/2011 to 12/31/2011	$9.97665	$9.48770	266,724
01/01/2012 to 12/31/2012	$9.48770	$10.37389	235,711
01/01/2013 to 12/31/2013	$10.37389	$12.31337	257,016
01/01/2014 to 12/31/2014	$12.31337	$12.79624	195,918
01/01/2015 to 12/31/2015	$12.79624	$12.52455	147,171
01/01/2016 to 12/31/2016	$12.52455	$13.14198	118,032
01/01/2017 to 12/31/2017	$13.14198	$14.70506	154,150
01/01/2018 to 12/31/2018	$14.70506	$13.75958	170,217
01/01/2019 to 12/31/2019	$13.75958	$16.33897	166,490
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.24706	$10.88049	191,856
01/01/2011 to 12/31/2011	$10.88049	$11.36317	131,044
01/01/2012 to 12/31/2012	$11.36317	$12.07155	130,317
01/01/2013 to 12/31/2013	$12.07155	$11.71298	167,933
01/01/2014 to 12/31/2014	$11.71298	$12.36759	190,247
01/01/2015 to 12/31/2015	$12.36759	$12.33267	209,061
01/01/2016 to 12/31/2016	$12.33267	$12.77379	105,568
01/01/2017 to 12/31/2017	$12.77379	$13.37636	77,277
01/01/2018 to 12/31/2018	$13.37636	$12.87637	147,869
01/01/2019 to 12/31/2019	$12.87637	$14.24344	153,703

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99302	$9.13114	13,541
01/01/2012 to 12/31/2012	$9.13114	$10.67801	5,284
01/01/2013 to 12/31/2013	$10.67801	$13.78228	6,184
01/01/2014 to 12/31/2014	$13.78228	$15.31699	2,269
01/01/2015 to 12/31/2015	$15.31699	$15.39896	7,758
01/01/2016 to 12/31/2016	$15.39896	$17.41551	7,127
01/01/2017 to 12/31/2017	$17.41551	$18.62591	562
01/01/2018 to 12/31/2018	$18.62591	$16.95548	211
01/01/2019 to 12/31/2019	$16.95548	$20.89171	400
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$13.65436	$14.16164	23,803
01/01/2011 to 12/31/2011	$14.16164	$14.50057	11,566
01/01/2012 to 12/31/2012	$14.50057	$17.26747	9,106
01/01/2013 to 12/31/2013	$17.26747	$23.90424	7,777
01/01/2014 to 12/31/2014	$23.90424	$28.17695	3,231
01/01/2015 to 12/31/2015	$28.17695	$28.63215	5,275
01/01/2016 to 12/31/2016	$28.63215	$24.97132	4,303
01/01/2017 to 12/31/2017	$24.97132	$28.49074	0
01/01/2018 to 12/31/2018	$28.49074	$28.31484	0
01/01/2019 to 12/31/2019	$28.31484	$36.95562	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04996	$9.77604	5,855
01/01/2013 to 12/31/2013	$9.77604	$13.19386	6,373
01/01/2014 to 12/31/2014	$13.19386	$14.04040	3,000
01/01/2015 to 12/31/2015	$14.04040	$13.99660	18
01/01/2016 to 12/31/2016	$13.99660	$13.89140	0
01/01/2017 to 12/31/2017	$13.89140	$16.76123	0
01/01/2018 to 12/31/2018	$16.76123	$15.58660	0
01/01/2019 to 12/31/2019	$15.58660	$20.62503	0
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$13.61352	$16.26644	0
01/01/2011 to 12/31/2011	$16.26644	$15.21308	0
01/01/2012 to 12/31/2012	$15.21308	$16.67449	0
01/01/2013 to 12/31/2013	$16.67449	$20.55423	0
01/01/2014 to 12/31/2014	$20.55423	$22.48350	0
01/01/2015 to 12/31/2015	$22.48350	$23.65549	0
01/01/2016 to 12/31/2016	$23.65549	$23.12550	0
01/01/2017 to 12/31/2017	$23.12550	$30.78286	0
01/01/2018 to 12/31/2018	$30.78286	$30.18079	0
01/01/2019 to 12/31/2019	$30.18079	$40.39455	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12650	$9.73548	2,875
01/01/2017 to 12/31/2017	$9.73548	$13.53085	1,096
01/01/2018 to 12/31/2018	$13.53085	$10.96665	1,060
01/01/2019 to 12/31/2019	$10.96665	$13.24154	1,038

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$27.15975	$30.47292	23,453
01/01/2011 to 12/31/2011	$30.47292	$21.91299	5,593
01/01/2012 to 12/31/2012	$21.91299	$24.92419	3,847
01/01/2013 to 12/31/2013	$24.92419	$28.22598	3,074
01/01/2014 to 12/31/2014	$28.22598	$27.36647	1,631
01/01/2015 to 12/31/2015	$27.36647	$24.42751	28
01/01/2016 to 12/31/2016	$24.42751	$24.21613	525
01/01/2017 to 12/31/2017	$24.21613	$31.69658	467
01/01/2018 to 12/31/2018	$31.69658	$25.41314	7
01/01/2019 to 12/31/2019	$25.41314	$31.61682	0
ProFund VP Banks
01/01/2010 to 12/31/2010	$5.61852	$5.99562	20,524
01/01/2011 to 12/31/2011	$5.99562	$4.32585	10,346
01/01/2012 to 12/31/2012	$4.32585	$5.68420	11,652
01/01/2013 to 12/31/2013	$5.68420	$7.47213	9,231
01/01/2014 to 12/31/2014	$7.47213	$8.12375	124
01/01/2015 to 12/31/2015	$8.12375	$7.96721	0
01/01/2016 to 12/31/2016	$7.96721	$9.67102	0
01/01/2017 to 12/31/2017	$9.67102	$11.23331	0
01/01/2018 to 12/31/2018	$11.23331	$9.08372	0
01/01/2019 to 12/31/2019	$9.08372	$12.20677	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$16.46034	$21.02831	45,362
01/01/2011 to 12/31/2011	$21.02831	$17.36775	18,857
01/01/2012 to 12/31/2012	$17.36775	$18.55830	14,114
01/01/2013 to 12/31/2013	$18.55830	$21.64942	11,275
01/01/2014 to 12/31/2014	$21.64942	$21.68422	2,171
01/01/2015 to 12/31/2015	$21.68422	$18.38519	0
01/01/2016 to 12/31/2016	$18.38519	$21.45897	0
01/01/2017 to 12/31/2017	$21.45897	$25.99065	0
01/01/2018 to 12/31/2018	$25.99065	$21.07816	0
01/01/2019 to 12/31/2019	$21.07816	$24.44080	0
ProFund VP Bear
01/01/2010 to 12/31/2010	$5.71375	$4.62639	31,258
01/01/2011 to 12/31/2011	$4.62639	$4.15225	23,360
01/01/2012 to 12/31/2012	$4.15225	$3.41114	10,413
01/01/2013 to 12/31/2013	$3.41114	$2.46781	1,948
01/01/2014 to 12/31/2014	$2.46781	$2.08445	13,337
01/01/2015 to 12/31/2015	$2.08445	$1.95211	0
01/01/2016 to 12/31/2016	$1.95211	$1.67189	0
01/01/2017 to 12/31/2017	$1.67189	$1.35098	0
01/01/2018 to 12/31/2018	$1.35098	$1.38450	1,995
01/01/2019 to 12/31/2019	$1.38450	$1.05076	1,363
ProFund VP Biotechnology
01/01/2010 to 12/31/2010	$16.25785	$16.83097	0
01/01/2011 to 12/31/2011	$16.83097	$17.66638	0
01/01/2012 to 12/31/2012	$17.66638	$24.48431	0
01/01/2013 to 12/31/2013	$24.48431	$40.61790	0
01/01/2014 to 12/31/2014	$40.61790	$51.90208	0
01/01/2015 to 12/31/2015	$51.90208	$52.81091	0
01/01/2016 to 12/31/2016	$52.81091	$43.96893	0
01/01/2017 to 12/31/2017	$43.96893	$53.07452	0
01/01/2018 to 12/31/2018	$53.07452	$48.74636	0
01/01/2019 to 12/31/2019	$48.74636	$55.91682	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
01/01/2010 to 12/31/2010	$11.23803	$12.46185	66,531
01/01/2011 to 12/31/2011	$12.46185	$12.27544	22,016
01/01/2012 to 12/31/2012	$12.27544	$13.77024	10,345
01/01/2013 to 12/31/2013	$13.77024	$17.59976	3,694
01/01/2014 to 12/31/2014	$17.59976	$19.32388	0
01/01/2015 to 12/31/2015	$19.32388	$18.94683	0
01/01/2016 to 12/31/2016	$18.94683	$20.46639	0
01/01/2017 to 12/31/2017	$20.46639	$24.05976	1,591
01/01/2018 to 12/31/2018	$24.05976	$22.24013	1,382
01/01/2019 to 12/31/2019	$22.24013	$28.23340	1,334
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$12.40723	$14.34292	3,787
01/01/2011 to 12/31/2011	$14.34292	$15.10953	4,264
01/01/2012 to 12/31/2012	$15.10953	$16.49854	3,204
01/01/2013 to 12/31/2013	$16.49854	$20.87496	647
01/01/2014 to 12/31/2014	$20.87496	$22.66472	830
01/01/2015 to 12/31/2015	$22.66472	$23.25420	0
01/01/2016 to 12/31/2016	$23.25420	$23.71789	51
01/01/2017 to 12/31/2017	$23.71789	$26.88037	111
01/01/2018 to 12/31/2018	$26.88037	$22.55587	78
01/01/2019 to 12/31/2019	$22.55587	$28.11893	160
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$10.11919	$12.09950	5,666
01/01/2011 to 12/31/2011	$12.09950	$12.57357	1,320
01/01/2012 to 12/31/2012	$12.57357	$15.12162	1,899
01/01/2013 to 12/31/2013	$15.12162	$20.83338	2,386
01/01/2014 to 12/31/2014	$20.83338	$23.07795	821
01/01/2015 to 12/31/2015	$23.07795	$23.79785	0
01/01/2016 to 12/31/2016	$23.79785	$24.42296	557
01/01/2017 to 12/31/2017	$24.42296	$28.47642	79
01/01/2018 to 12/31/2018	$28.47642	$28.21944	38
01/01/2019 to 12/31/2019	$28.21944	$34.64492	102
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$14.92234	$15.08570	38,093
01/01/2011 to 12/31/2011	$15.08570	$13.53954	7,933
01/01/2012 to 12/31/2012	$13.53954	$15.54922	6,778
01/01/2013 to 12/31/2013	$15.54922	$18.62976	5,565
01/01/2014 to 12/31/2014	$18.62976	$16.76351	4,459
01/01/2015 to 12/31/2015	$16.76351	$14.71584	125
01/01/2016 to 12/31/2016	$14.71584	$15.62771	4,773
01/01/2017 to 12/31/2017	$15.62771	$18.42836	4,259
01/01/2018 to 12/31/2018	$18.42836	$15.58579	13
01/01/2019 to 12/31/2019	$15.58579	$18.08287	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$7.07691	$7.73273	18,563
01/01/2011 to 12/31/2011	$7.73273	$6.56334	8,055
01/01/2012 to 12/31/2012	$6.56334	$8.06342	8,799
01/01/2013 to 12/31/2013	$8.06342	$10.49012	4,418
01/01/2014 to 12/31/2014	$10.49012	$11.66751	2,356
01/01/2015 to 12/31/2015	$11.66751	$11.32066	900
01/01/2016 to 12/31/2016	$11.32066	$12.85962	1,248
01/01/2017 to 12/31/2017	$12.85962	$14.97134	295
01/01/2018 to 12/31/2018	$14.97134	$13.20759	362
01/01/2019 to 12/31/2019	$13.20759	$16.94746	1,364

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
01/01/2010 to 12/31/2010	$11.17078	$11.31614	12,341
01/01/2011 to 12/31/2011	$11.31614	$12.27389	10,030
01/01/2012 to 12/31/2012	$12.27389	$14.19367	7,026
01/01/2013 to 12/31/2013	$14.19367	$19.53924	5,835
01/01/2014 to 12/31/2014	$19.53924	$23.80743	5,793
01/01/2015 to 12/31/2015	$23.80743	$24.62830	2,285
01/01/2016 to 12/31/2016	$24.62830	$23.27663	767
01/01/2017 to 12/31/2017	$23.27663	$27.72446	171
01/01/2018 to 12/31/2018	$27.72446	$28.51759	106
01/01/2019 to 12/31/2019	$28.51759	$33.53123	240
ProFund VP Industrials
01/01/2010 to 12/31/2010	$12.59692	$15.35483	6,733
01/01/2011 to 12/31/2011	$15.35483	$14.85483	4,399
01/01/2012 to 12/31/2012	$14.85483	$16.94343	2,450
01/01/2013 to 12/31/2013	$16.94343	$23.06273	3,015
01/01/2014 to 12/31/2014	$23.06273	$23.98377	1,926
01/01/2015 to 12/31/2015	$23.98377	$22.81601	150
01/01/2016 to 12/31/2016	$22.81601	$26.41812	600
01/01/2017 to 12/31/2017	$26.41812	$31.85160	237
01/01/2018 to 12/31/2018	$31.85160	$27.36651	151
01/01/2019 to 12/31/2019	$27.36651	$35.17582	294
ProFund VP Internet
01/01/2010 to 12/31/2010	$21.76527	$29.00191	0
01/01/2011 to 12/31/2011	$29.00191	$26.59356	0
01/01/2012 to 12/31/2012	$26.59356	$31.37093	0
01/01/2013 to 12/31/2013	$31.37093	$46.87941	0
01/01/2014 to 12/31/2014	$46.87941	$46.69414	0
01/01/2015 to 12/31/2015	$46.69414	$55.35492	0
01/01/2016 to 12/31/2016	$55.35492	$57.54188	0
01/01/2017 to 12/31/2017	$57.54188	$77.11557	0
01/01/2018 to 12/31/2018	$77.11557	$79.69972	0
01/01/2019 to 12/31/2019	$79.69972	$92.65403	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$11.57113	$10.65297	8,572
01/01/2011 to 12/31/2011	$10.65297	$8.54797	5,185
01/01/2012 to 12/31/2012	$8.54797	$10.35177	3,164
01/01/2013 to 12/31/2013	$10.35177	$15.11504	3,303
01/01/2014 to 12/31/2014	$15.11504	$15.36869	252
01/01/2015 to 12/31/2015	$15.36869	$16.01749	0
01/01/2016 to 12/31/2016	$16.01749	$15.84304	1,372
01/01/2017 to 12/31/2017	$15.84304	$18.48562	1,223
01/01/2018 to 12/31/2018	$18.48562	$16.08834	0
01/01/2019 to 12/31/2019	$16.08834	$19.01615	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.47679	$10.56533	26,524
01/01/2011 to 12/31/2011	$10.56533	$10.73285	9,237
01/01/2012 to 12/31/2012	$10.73285	$11.91613	8,996
01/01/2013 to 12/31/2013	$11.91613	$15.33677	5,461
01/01/2014 to 12/31/2014	$15.33677	$17.05965	6,371
01/01/2015 to 12/31/2015	$17.05965	$17.43507	5,832
01/01/2016 to 12/31/2016	$17.43507	$18.03552	5,702
01/01/2017 to 12/31/2017	$18.03552	$22.25908	4,492
01/01/2018 to 12/31/2018	$22.25908	$21.51560	47
01/01/2019 to 12/31/2019	$21.51560	$27.31551	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.37262	$9.31042	33,728
01/01/2011 to 12/31/2011	$9.31042	$9.05368	13,546
01/01/2012 to 12/31/2012	$9.05368	$10.29289	9,470
01/01/2013 to 12/31/2013	$10.29289	$13.16931	3,643
01/01/2014 to 12/31/2014	$13.16931	$14.33046	1,221
01/01/2015 to 12/31/2015	$14.33046	$13.44711	35
01/01/2016 to 12/31/2016	$13.44711	$15.28993	33
01/01/2017 to 12/31/2017	$15.28993	$17.08458	32
01/01/2018 to 12/31/2018	$17.08458	$15.03867	32
01/01/2019 to 12/31/2019	$15.03867	$19.22355	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$13.73105	$17.36877	23,606
01/01/2011 to 12/31/2011	$17.36877	$16.61360	11,559
01/01/2012 to 12/31/2012	$16.61360	$18.88100	5,838
01/01/2013 to 12/31/2013	$18.88100	$24.27492	2,714
01/01/2014 to 12/31/2014	$24.27492	$25.31954	3,732
01/01/2015 to 12/31/2015	$25.31954	$25.01053	11,423
01/01/2016 to 12/31/2016	$25.01053	$27.80851	11,009
01/01/2017 to 12/31/2017	$27.80851	$32.40716	2,720
01/01/2018 to 12/31/2018	$32.40716	$28.09504	243
01/01/2019 to 12/31/2019	$28.09504	$34.38232	120
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$14.66940	$17.40450	11,986
01/01/2011 to 12/31/2011	$17.40450	$16.47104	7,196
01/01/2012 to 12/31/2012	$16.47104	$18.91104	3,706
01/01/2013 to 12/31/2013	$18.91104	$24.61778	2,783
01/01/2014 to 12/31/2014	$24.61778	$26.71826	2,455
01/01/2015 to 12/31/2015	$26.71826	$24.15302	12
01/01/2016 to 12/31/2016	$24.15302	$29.58259	12
01/01/2017 to 12/31/2017	$29.58259	$32.23135	10
01/01/2018 to 12/31/2018	$32.23135	$27.52629	10
01/01/2019 to 12/31/2019	$27.52629	$33.64291	0
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$14.57684	$16.97787	21,892
01/01/2011 to 12/31/2011	$16.97787	$16.96706	11,397
01/01/2012 to 12/31/2012	$16.96706	$19.42462	8,080
01/01/2013 to 12/31/2013	$19.42462	$25.69122	6,534
01/01/2014 to 12/31/2014	$25.69122	$29.60931	2,768
01/01/2015 to 12/31/2015	$29.60931	$31.33927	8,323
01/01/2016 to 12/31/2016	$31.33927	$32.49292	7,770
01/01/2017 to 12/31/2017	$32.49292	$41.72790	0
01/01/2018 to 12/31/2018	$41.72790	$40.33003	0
01/01/2019 to 12/31/2019	$40.33003	$54.30519	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$22.00676	$25.52696	26,141
01/01/2011 to 12/31/2011	$25.52696	$25.70971	15,171
01/01/2012 to 12/31/2012	$25.70971	$26.05685	11,483
01/01/2013 to 12/31/2013	$26.05685	$31.84425	7,093
01/01/2014 to 12/31/2014	$31.84425	$27.95766	3,558
01/01/2015 to 12/31/2015	$27.95766	$21.10165	158
01/01/2016 to 12/31/2016	$21.10165	$25.81303	83
01/01/2017 to 12/31/2017	$25.81303	$24.61982	454
01/01/2018 to 12/31/2018	$24.61982	$19.34448	432
01/01/2019 to 12/31/2019	$19.34448	$20.67703	406

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$8.62621	$8.53730	12,296
01/01/2011 to 12/31/2011	$8.53730	$9.76609	10,241
01/01/2012 to 12/31/2012	$9.76609	$10.75964	9,611
01/01/2013 to 12/31/2013	$10.75964	$13.95018	8,155
01/01/2014 to 12/31/2014	$13.95018	$16.40114	6,116
01/01/2015 to 12/31/2015	$16.40114	$16.87292	0
01/01/2016 to 12/31/2016	$16.87292	$16.00003	0
01/01/2017 to 12/31/2017	$16.00003	$17.39307	0
01/01/2018 to 12/31/2018	$17.39307	$16.06887	0
01/01/2019 to 12/31/2019	$16.06887	$18.05017	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$19.84924	$25.98999	43,027
01/01/2011 to 12/31/2011	$25.98999	$20.68168	19,760
01/01/2012 to 12/31/2012	$20.68168	$17.40738	12,722
01/01/2013 to 12/31/2013	$17.40738	$10.63985	10,205
01/01/2014 to 12/31/2014	$10.63985	$7.97889	4,900
01/01/2015 to 12/31/2015	$7.97889	$5.27720	2,942
01/01/2016 to 12/31/2016	$5.27720	$8.09983	10,167
01/01/2017 to 12/31/2017	$8.09983	$8.39976	3,947
01/01/2018 to 12/31/2018	$8.39976	$7.15866	3,690
01/01/2019 to 12/31/2019	$7.15866	$10.29334	3,665
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$13.28685	$16.31916	15,987
01/01/2011 to 12/31/2011	$16.31916	$16.83831	11,683
01/01/2012 to 12/31/2012	$16.83831	$19.43336	10,391
01/01/2013 to 12/31/2013	$19.43336	$19.15950	8,302
01/01/2014 to 12/31/2014	$19.15950	$23.59350	4,978
01/01/2015 to 12/31/2015	$23.59350	$23.31488	21
01/01/2016 to 12/31/2016	$23.31488	$24.28077	545
01/01/2017 to 12/31/2017	$24.28077	$25.84275	21
01/01/2018 to 12/31/2018	$25.84275	$24.00288	0
01/01/2019 to 12/31/2019	$24.00288	$29.96940	0
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$5.87865	$4.86244	50,036
01/01/2011 to 12/31/2011	$4.86244	$2.99347	16,857
01/01/2012 to 12/31/2012	$2.99347	$2.74395	12,535
01/01/2013 to 12/31/2013	$2.74395	$3.14817	16,692
01/01/2014 to 12/31/2014	$3.14817	$2.16264	6,839
01/01/2015 to 12/31/2015	$2.16264	$2.09648	27,027
01/01/2016 to 12/31/2016	$2.09648	$1.95850	0
01/01/2017 to 12/31/2017	$1.95850	$1.69952	0
01/01/2018 to 12/31/2018	$1.69952	$1.74356	0
01/01/2019 to 12/31/2019	$1.74356	$1.41833	0
ProFund VP Semiconductor
01/01/2010 to 12/31/2010	$9.94113	$11.00687	0
01/01/2011 to 12/31/2011	$11.00687	$10.41920	0
01/01/2012 to 12/31/2012	$10.41920	$9.83468	0
01/01/2013 to 12/31/2013	$9.83468	$12.93018	0
01/01/2014 to 12/31/2014	$12.93018	$17.13406	0
01/01/2015 to 12/31/2015	$17.13406	$16.39156	0
01/01/2016 to 12/31/2016	$16.39156	$20.62016	0
01/01/2017 to 12/31/2017	$20.62016	$27.53358	0
01/01/2018 to 12/31/2018	$27.53358	$24.34339	0
01/01/2019 to 12/31/2019	$24.34339	$35.91353	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
01/01/2010 to 12/31/2010	$6.49237	$4.74218	0
01/01/2011 to 12/31/2011	$4.74218	$4.28691	0
01/01/2012 to 12/31/2012	$4.28691	$3.42221	0
01/01/2013 to 12/31/2013	$3.42221	$2.43719	0
01/01/2014 to 12/31/2014	$2.43719	$2.10205	0
01/01/2015 to 12/31/2015	$2.10205	$2.03531	0
01/01/2016 to 12/31/2016	$2.03531	$1.60005	0
01/01/2017 to 12/31/2017	$1.60005	$1.34202	0
01/01/2018 to 12/31/2018	$1.34202	$1.46673	0
01/01/2019 to 12/31/2019	$1.46673	$1.13898	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$4.04662	$3.14140	16,052
01/01/2011 to 12/31/2011	$3.14140	$2.77023	7,265
01/01/2012 to 12/31/2012	$2.77023	$2.21567	2,344
01/01/2013 to 12/31/2013	$2.21567	$1.54067	6,347
01/01/2014 to 12/31/2014	$1.54067	$1.22350	478
01/01/2015 to 12/31/2015	$1.22350	$1.04792	40,913
01/01/2016 to 12/31/2016	$1.04792	$0.92835	0
01/01/2017 to 12/31/2017	$0.92835	$0.68360	0
01/01/2018 to 12/31/2018	$0.68360	$0.65389	4,044
01/01/2019 to 12/31/2019	$0.65389	$0.46335	2,761
ProFund VP Short Small-Cap
01/01/2010 to 12/31/2010	$6.64634	$4.65169	0
01/01/2011 to 12/31/2011	$4.65169	$4.16556	0
01/01/2012 to 12/31/2012	$4.16556	$3.32490	0
01/01/2013 to 12/31/2013	$3.32490	$2.25151	0
01/01/2014 to 12/31/2014	$2.25151	$2.01309	0
01/01/2015 to 12/31/2015	$2.01309	$1.96660	0
01/01/2016 to 12/31/2016	$1.96660	$1.51884	0
01/01/2017 to 12/31/2017	$1.51884	$1.28367	0
01/01/2018 to 12/31/2018	$1.28367	$1.39574	0
01/01/2019 to 12/31/2019	$1.39574	$1.08898	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$14.51747	$17.97837	13,568
01/01/2011 to 12/31/2011	$17.97837	$17.93600	6,277
01/01/2012 to 12/31/2012	$17.93600	$19.87163	3,287
01/01/2013 to 12/31/2013	$19.87163	$27.48634	3,728
01/01/2014 to 12/31/2014	$27.48634	$27.66231	3,546
01/01/2015 to 12/31/2015	$27.66231	$27.56692	3,256
01/01/2016 to 12/31/2016	$27.56692	$32.64892	2,998
01/01/2017 to 12/31/2017	$32.64892	$36.33146	2,369
01/01/2018 to 12/31/2018	$36.33146	$33.72654	198
01/01/2019 to 12/31/2019	$33.72654	$39.57145	88
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$13.97133	$16.80353	15,364
01/01/2011 to 12/31/2011	$16.80353	$15.87283	10,075
01/01/2012 to 12/31/2012	$15.87283	$18.16035	6,912
01/01/2013 to 12/31/2013	$18.16035	$24.62739	8,138
01/01/2014 to 12/31/2014	$24.62739	$25.66834	3,635
01/01/2015 to 12/31/2015	$25.66834	$23.19025	29
01/01/2016 to 12/31/2016	$23.19025	$29.41671	0
01/01/2017 to 12/31/2017	$29.41671	$31.79055	0
01/01/2018 to 12/31/2018	$31.79055	$26.85989	84
01/01/2019 to 12/31/2019	$26.85989	$32.42687	335

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Technology
01/01/2010 to 12/31/2010	$13.66005	$14.89923	0
01/01/2011 to 12/31/2011	$14.89923	$14.47563	0
01/01/2012 to 12/31/2012	$14.47563	$15.72774	0
01/01/2013 to 12/31/2013	$15.72774	$19.39460	0
01/01/2014 to 12/31/2014	$19.39460	$22.56441	0
01/01/2015 to 12/31/2015	$22.56441	$22.75991	0
01/01/2016 to 12/31/2016	$22.75991	$25.18666	0
01/01/2017 to 12/31/2017	$25.18666	$33.53921	0
01/01/2018 to 12/31/2018	$33.53921	$32.27506	0
01/01/2019 to 12/31/2019	$32.27506	$46.15542	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$10.22188	$11.64801	14,610
01/01/2011 to 12/31/2011	$11.64801	$11.68790	10,588
01/01/2012 to 12/31/2012	$11.68790	$13.41381	5,804
01/01/2013 to 12/31/2013	$13.41381	$14.80728	3,991
01/01/2014 to 12/31/2014	$14.80728	$14.66771	505
01/01/2015 to 12/31/2015	$14.66771	$14.66756	0
01/01/2016 to 12/31/2016	$14.66756	$17.57703	737
01/01/2017 to 12/31/2017	$17.57703	$16.94643	0
01/01/2018 to 12/31/2018	$16.94643	$14.16977	0
01/01/2019 to 12/31/2019	$14.16977	$16.01851	0
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$11.18239	$12.12757	12,585
01/01/2011 to 12/31/2011	$12.12757	$17.14457	7,955
01/01/2012 to 12/31/2012	$17.14457	$17.05131	3,806
01/01/2013 to 12/31/2013	$17.05131	$13.58541	2,063
01/01/2014 to 12/31/2014	$13.58541	$18.25155	4,851
01/01/2015 to 12/31/2015	$18.25155	$16.96351	1,273
01/01/2016 to 12/31/2016	$16.96351	$16.65832	1,365
01/01/2017 to 12/31/2017	$16.65832	$17.96597	1,362
01/01/2018 to 12/31/2018	$17.96597	$16.73537	1,194
01/01/2019 to 12/31/2019	$16.73537	$19.48806	1,093
ProFund VP UltraBull
01/01/2010 to 12/31/2010	$9.31033	$11.20360	17
01/01/2011 to 12/31/2011	$11.20360	$10.50290	0
01/01/2012 to 12/31/2012	$10.50290	$13.33634	0
01/01/2013 to 12/31/2013	$13.33634	$22.07567	0
01/01/2014 to 12/31/2014	$22.07567	$26.79780	0
01/01/2015 to 12/31/2015	$26.79780	$25.63460	0
01/01/2016 to 12/31/2016	$25.63460	$29.94796	0
01/01/2017 to 12/31/2017	$29.94796	$41.60068	0
01/01/2018 to 12/31/2018	$41.60068	$34.61969	0
01/01/2019 to 12/31/2019	$34.61969	$54.61842	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$14.37011	$21.18636	24,228
01/01/2011 to 12/31/2011	$21.18636	$18.02067	8,006
01/01/2012 to 12/31/2012	$18.02067	$23.51701	5,862
01/01/2013 to 12/31/2013	$23.51701	$39.52154	3,253
01/01/2014 to 12/31/2014	$39.52154	$44.90128	933
01/01/2015 to 12/31/2015	$44.90128	$40.18131	0
01/01/2016 to 12/31/2016	$40.18131	$54.58581	838
01/01/2017 to 12/31/2017	$54.58581	$69.28642	154
01/01/2018 to 12/31/2018	$69.28642	$49.97246	147
01/01/2019 to 12/31/2019	$49.97246	$72.74626	141

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraNASDAQ-100
01/01/2010 to 12/31/2010	$14.03990	$18.70018	0
01/01/2011 to 12/31/2011	$18.70018	$18.20026	1
01/01/2012 to 12/31/2012	$18.20026	$23.97757	0
01/01/2013 to 12/31/2013	$23.97757	$42.28688	0
01/01/2014 to 12/31/2014	$42.28688	$56.58073	0
01/01/2015 to 12/31/2015	$56.58073	$63.31352	0
01/01/2016 to 12/31/2016	$63.31352	$67.74397	0
01/01/2017 to 12/31/2017	$67.74397	$112.33001	0
01/01/2018 to 12/31/2018	$112.33001	$99.97892	0
01/01/2019 to 12/31/2019	$99.97892	$176.93447	0
ProFund VP UltraSmall-Cap
01/01/2010 to 12/31/2010	$12.08884	$17.67572	590
01/01/2011 to 12/31/2011	$17.67572	$14.13185	590
01/01/2012 to 12/31/2012	$14.13185	$18.02790	0
01/01/2013 to 12/31/2013	$18.02790	$33.14657	0
01/01/2014 to 12/31/2014	$33.14657	$34.40551	0
01/01/2015 to 12/31/2015	$34.40551	$29.49199	0
01/01/2016 to 12/31/2016	$29.49199	$40.55271	0
01/01/2017 to 12/31/2017	$40.55271	$50.01213	0
01/01/2018 to 12/31/2018	$50.01213	$35.98105	0
01/01/2019 to 12/31/2019	$35.98105	$52.21565	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$16.80942	$17.54252	16,655
01/01/2011 to 12/31/2011	$17.54252	$20.30554	12,169
01/01/2012 to 12/31/2012	$20.30554	$20.02862	10,084
01/01/2013 to 12/31/2013	$20.02862	$22.35474	8,240
01/01/2014 to 12/31/2014	$22.35474	$27.71907	7,962
01/01/2015 to 12/31/2015	$27.71907	$25.55515	1,261
01/01/2016 to 12/31/2016	$25.55515	$28.96786	1,002
01/01/2017 to 12/31/2017	$28.96786	$31.57050	882
01/01/2018 to 12/31/2018	$31.57050	$31.99124	1,636
01/01/2019 to 12/31/2019	$31.99124	$38.71973	771
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$11.20794	$12.58632	3,880
01/01/2011 to 12/31/2011	$12.58632	$10.54873	3,688
01/01/2012 to 12/31/2012	$10.54873	$12.71739	1,284
01/01/2013 to 12/31/2013	$12.71739	$14.89024	1,035
01/01/2014 to 12/31/2014	$14.89024	$13.82860	1,040
01/01/2015 to 12/31/2015	$13.82860	$14.07972	0
01/01/2016 to 12/31/2016	$14.07972	$13.37218	0
01/01/2017 to 12/31/2017	$13.37218	$17.88946	0
01/01/2018 to 12/31/2018	$17.88946	$15.36211	0
01/01/2019 to 12/31/2019	$15.36211	$20.03189	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.07444	$14.61034	34,356
01/01/2011 to 12/31/2011	$14.61034	$12.55083	18,160
01/01/2012 to 12/31/2012	$12.55083	$14.05349	15,603
01/01/2013 to 12/31/2013	$14.05349	$16.60265	10,296
01/01/2014 to 12/31/2014	$16.60265	$15.48673	4,892
01/01/2015 to 12/31/2015	$15.48673	$15.60462	1,178
01/01/2016 to 12/31/2016	$15.60462	$15.87147	0
01/01/2017 to 12/31/2017	$15.87147	$19.52039	0
01/01/2018 to 12/31/2018	$19.52039	$15.98451	107
01/01/2019 to 12/31/2019	$15.98451	$18.18553	238

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.69000	$19.80121	16,952
01/01/2011 to 12/31/2011	$19.80121	$18.45980	8,546
01/01/2012 to 12/31/2012	$18.45980	$21.95644	10,409
01/01/2013 to 12/31/2013	$21.95644	$30.32489	3,271
01/01/2014 to 12/31/2014	$30.32489	$31.09100	2,006
01/01/2015 to 12/31/2015	$31.09100	$31.12105	7,436
01/01/2016 to 12/31/2016	$31.12105	$30.89046	7,509
01/01/2017 to 12/31/2017	$30.89046	$41.06376	173
01/01/2018 to 12/31/2018	$41.06376	$40.65419	91
01/01/2019 to 12/31/2019	$40.65419	$55.01904	245
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59331	$12.25706	51,188
01/01/2011 to 12/31/2011	$12.25706	$11.54918	18,487
01/01/2012 to 12/31/2012	$11.54918	$12.29843	6,884
01/01/2013 to 12/31/2013	$12.29843	$18.23837	6,227
01/01/2014 to 12/31/2014	$18.23837	$17.66398	3,334
01/01/2015 to 12/31/2015	$17.66398	$16.94053	591
01/01/2016 to 12/31/2016	$16.94053	$18.03923	0
01/01/2017 to 12/31/2017	$18.03923	$22.41402	0
01/01/2018 to 12/31/2018	$22.41402	$22.40139	0
01/01/2019 to 12/31/2019	$22.40139	$27.65037	0
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB or HD GRO or GRO Plus 2008 (1.60%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.72851	$14.57588	0
01/01/2011 to 12/31/2011	$14.57588	$14.73691	0
01/01/2012 to 12/31/2012	$14.73691	$16.54887	0
01/01/2013 to 12/31/2013	$16.54887	$17.91553	0
01/01/2014 to 12/31/2014	$17.91553	$18.04119	0
01/01/2015 to 12/31/2015	$18.04119	$17.77986	0
01/01/2016 to 12/31/2016	$17.77986	$19.07081	0
01/01/2017 to 12/31/2017	$19.07081	$19.66619	0
01/01/2018 to 12/31/2018	$19.66619	$19.23141	0
01/01/2019 to 12/31/2019	$19.23141	$21.27608	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.71758	$10.70625	1,845,504
01/01/2011 to 12/31/2011	$10.70625	$10.25504	1,277,360
01/01/2012 to 12/31/2012	$10.25504	$11.35884	1,188,880
01/01/2013 to 12/31/2013	$11.35884	$12.29195	390,164
01/01/2014 to 12/31/2014	$12.29195	$12.55711	397,408
01/01/2015 to 12/31/2015	$12.55711	$11.95839	183,135
01/01/2016 to 12/31/2016	$11.95839	$12.51293	56,274
01/01/2017 to 12/31/2017	$12.51293	$13.86285	3,897
01/01/2018 to 12/31/2018	$13.86285	$12.53017	0
01/01/2019 to 12/31/2019	$12.53017	$14.30924	0
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.85537	$11.02695	478,340
01/01/2011 to 12/31/2011	$11.02695	$10.86296	362,807
01/01/2012 to 12/31/2012	$10.86296	$12.14786	364,663
01/01/2013 to 12/31/2013	$12.14786	$13.93262	153,861
01/01/2014 to 12/31/2014	$13.93262	$14.54714	190,094
01/01/2015 to 12/31/2015	$14.54714	$14.42933	111,183
01/01/2016 to 12/31/2016	$14.42933	$15.20805	21,264
01/01/2017 to 12/31/2017	$15.20805	$17.49846	2,978
01/01/2018 to 12/31/2018	$17.49846	$16.20353	0
01/01/2019 to 12/31/2019	$16.20353	$19.42965	0
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.68957	$9.56965	317,419
01/01/2011 to 12/31/2011	$9.56965	$9.24573	215,558
01/01/2012 to 12/31/2012	$9.24573	$10.03301	210,282
01/01/2013 to 12/31/2013	$10.03301	$11.10052	100,511
01/01/2014 to 12/31/2014	$11.10052	$11.48423	119,719
01/01/2015 to 12/31/2015	$11.48423	$11.28175	85,499
01/01/2016 to 12/31/2016	$11.28175	$11.63609	25,701
01/01/2017 to 12/31/2017	$11.63609	$13.30913	0
01/01/2018 to 12/31/2018	$13.30913	$12.06013	0
01/01/2019 to 12/31/2019	$12.06013	$14.00886	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99867	$11.64132	3,838
01/01/2014 to 12/31/2014	$11.64132	$12.96369	3,208
01/01/2015 to 12/31/2015	$12.96369	$12.97654	2,205
01/01/2016 to 12/31/2016	$12.97654	$14.13598	0
01/01/2017 to 12/31/2017	$14.13598	$16.98956	0
01/01/2018 to 12/31/2018	$16.98956	$15.35650	0
01/01/2019 to 12/31/2019	$15.35650	$18.52267	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.96580	$11.01405	1,366,536
01/01/2011 to 12/31/2011	$11.01405	$10.70635	906,862
01/01/2012 to 12/31/2012	$10.70635	$11.84906	931,297
01/01/2013 to 12/31/2013	$11.84906	$13.71705	479,007
01/01/2014 to 12/31/2014	$13.71705	$14.37787	462,315
01/01/2015 to 12/31/2015	$14.37787	$14.21517	342,879
01/01/2016 to 12/31/2016	$14.21517	$14.86920	149,975
01/01/2017 to 12/31/2017	$14.86920	$16.81284	0
01/01/2018 to 12/31/2018	$16.81284	$15.72614	0
01/01/2019 to 12/31/2019	$15.72614	$18.47938	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99867	$9.17008	5,405
01/01/2012 to 12/31/2012	$9.17008	$10.09652	9,514
01/01/2013 to 12/31/2013	$10.09652	$11.01328	6,458
01/01/2014 to 12/31/2014	$11.01328	$11.36760	15,653
01/01/2015 to 12/31/2015	$11.36760	$10.85011	4,413
01/01/2016 to 12/31/2016	$10.85011	$11.42001	3,178
01/01/2017 to 12/31/2017	$11.42001	$12.65503	0
01/01/2018 to 12/31/2018	$12.65503	$11.79417	0
01/01/2019 to 12/31/2019	$11.79417	$13.65062	0
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.66831	$11.92939	385,035
01/01/2011 to 12/31/2011	$11.92939	$12.00275	287,931
01/01/2012 to 12/31/2012	$12.00275	$12.36507	206,368
01/01/2013 to 12/31/2013	$12.36507	$11.90279	56,955
01/01/2014 to 12/31/2014	$11.90279	$11.70091	49,757
01/01/2015 to 12/31/2015	$11.70091	$11.56928	33,934
01/01/2016 to 12/31/2016	$11.56928	$11.57112	13,507
01/01/2017 to 12/31/2017	$11.57112	$11.58090	0
01/01/2018 to 12/31/2018	$11.58090	$11.47926	0
01/01/2019 to 12/31/2019	$11.47926	$11.81770	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.62281	$13.37950	429,529
01/01/2011 to 12/31/2011	$13.37950	$13.58426	340,001
01/01/2012 to 12/31/2012	$13.58426	$14.61276	258,267
01/01/2013 to 12/31/2013	$14.61276	$14.11476	125,259
01/01/2014 to 12/31/2014	$14.11476	$14.47664	106,056
01/01/2015 to 12/31/2015	$14.47664	$13.94471	70,018
01/01/2016 to 12/31/2016	$13.94471	$14.30221	26,932
01/01/2017 to 12/31/2017	$14.30221	$14.68774	23
01/01/2018 to 12/31/2018	$14.68774	$14.35598	0
01/01/2019 to 12/31/2019	$14.35598	$15.42952	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.01384	$12.06893	584,918
01/01/2011 to 12/31/2011	$12.06893	$13.77296	366,628
01/01/2012 to 12/31/2012	$13.77296	$14.34636	951,107
01/01/2013 to 12/31/2013	$14.34636	$13.43484	520,921
01/01/2014 to 12/31/2014	$13.43484	$13.78359	291,213
01/01/2015 to 12/31/2015	$13.78359	$13.70825	226,779
01/01/2016 to 12/31/2016	$13.70825	$13.68447	40,870
01/01/2017 to 12/31/2017	$13.68447	$13.56847	4,577
01/01/2018 to 12/31/2018	$13.56847	$13.42602	0
01/01/2019 to 12/31/2019	$13.42602	$13.39583	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.80675	$9.69229	1,186,344
01/01/2011 to 12/31/2011	$9.69229	$11.31857	201,761
01/01/2012 to 12/31/2012	$11.31857	$11.84113	28,671
01/01/2013 to 12/31/2013	$11.84113	$10.89247	1,284,523
01/01/2014 to 12/31/2014	$10.89247	$11.37836	751,816
01/01/2015 to 12/31/2015	$11.37836	$11.36719	640,834
01/01/2016 to 12/31/2016	$11.36719	$11.40446	215,344
01/01/2017 to 12/31/2017	$11.40446	$11.32182	3,653
01/01/2018 to 12/31/2018	$11.32182	$11.17252	0
01/01/2019 to 12/31/2019	$11.17252	$11.37853	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99823	$11.03075	2,461,056
01/01/2011 to 12/31/2011	$11.03075	$13.05795	728,952
01/01/2012 to 12/31/2012	$13.05795	$13.72171	156,014
01/01/2013 to 12/31/2013	$13.72171	$12.55693	292
01/01/2014 to 12/31/2014	$12.55693	$13.30508	236,574
01/01/2015 to 12/31/2015	$13.30508	$13.32564	235,214
01/01/2016 to 12/31/2016	$13.32564	$13.37957	28,896
01/01/2017 to 12/31/2017	$13.37957	$13.37415	0
01/01/2018 to 12/31/2018	$13.37415	$13.16783	0
01/01/2019 to 12/31/2019	$13.16783	$13.61387	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99867	$12.04488	2,327,140
01/01/2012 to 12/31/2012	$12.04488	$12.54491	1,885,202
01/01/2013 to 12/31/2013	$12.54491	$11.14113	175,317
01/01/2014 to 12/31/2014	$11.14113	$12.09963	69,287
01/01/2015 to 12/31/2015	$12.09963	$12.15566	176,536
01/01/2016 to 12/31/2016	$12.15566	$12.18007	39,276
01/01/2017 to 12/31/2017	$12.18007	$12.17370	0
01/01/2018 to 12/31/2018	$12.17370	$11.96031	0
01/01/2019 to 12/31/2019	$11.96031	$12.46230	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99824	$10.42017	986,123
01/01/2013 to 12/31/2013	$10.42017	$9.20765	3,032,772
01/01/2014 to 12/31/2014	$9.20765	$10.20363	1,042,864
01/01/2015 to 12/31/2015	$10.20363	$10.31221	222,562
01/01/2016 to 12/31/2016	$10.31221	$10.34136	29,420
01/01/2017 to 12/31/2017	$10.34136	$10.34884	4,615
01/01/2018 to 12/31/2018	$10.34884	$10.15564	0
01/01/2019 to 12/31/2019	$10.15564	$10.64356	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99912	$8.76735	1,923,065
01/01/2014 to 12/31/2014	$8.76735	$9.88595	746,283
01/01/2015 to 12/31/2015	$9.88595	$10.00412	7,251
01/01/2016 to 12/31/2016	$10.00412	$10.03190	1,700
01/01/2017 to 12/31/2017	$10.03190	$10.03794	0
01/01/2018 to 12/31/2018	$10.03794	$9.81295	0
01/01/2019 to 12/31/2019	$9.81295	$10.42423	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99912	$11.32591	703,678
01/01/2015 to 12/31/2015	$11.32591	$11.36737	2,025,219
01/01/2016 to 12/31/2016	$11.36737	$11.46229	5,495
01/01/2017 to 12/31/2017	$11.46229	$11.48571	0
01/01/2018 to 12/31/2018	$11.48571	$11.21792	0
01/01/2019 to 12/31/2019	$11.21792	$12.00072	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99912	$9.95808	385,774
01/01/2016 to 12/31/2016	$9.95808	$10.00252	45,236
01/01/2017 to 12/31/2017	$10.00252	$10.08104	0
01/01/2018 to 12/31/2018	$10.08104	$9.81573	0
01/01/2019 to 12/31/2019	$9.81573	$10.62737	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99824	$9.89955	1,180,647
01/01/2017 to 12/31/2017	$9.89955	$10.00310	0
01/01/2018 to 12/31/2018	$10.00310	$9.71831	0
01/01/2019 to 12/31/2019	$9.71831	$10.58480	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99823	$10.05707	0
01/01/2018 to 12/31/2018	$10.05707	$9.69194	0
01/01/2019 to 12/31/2019	$9.69194	$10.64213	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99823	$9.68162	0
01/01/2019 to 12/31/2019	$9.68162	$10.69829	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99912	$11.25700	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.54225	$10.64536	1,923,884
01/01/2011 to 12/31/2011	$10.64536	$10.22111	1,280,097
01/01/2012 to 12/31/2012	$10.22111	$11.43755	1,255,382
01/01/2013 to 12/31/2013	$11.43755	$13.80709	640,306
01/01/2014 to 12/31/2014	$13.80709	$14.53653	667,527
01/01/2015 to 12/31/2015	$14.53653	$14.38021	424,732
01/01/2016 to 12/31/2016	$14.38021	$15.11802	111,091
01/01/2017 to 12/31/2017	$15.11802	$17.53823	0
01/01/2018 to 12/31/2018	$17.53823	$16.18307	0
01/01/2019 to 12/31/2019	$16.18307	$19.46691	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99867	$11.66807	0
01/01/2014 to 12/31/2014	$11.66807	$13.04402	2,780
01/01/2015 to 12/31/2015	$13.04402	$12.37692	1,738
01/01/2016 to 12/31/2016	$12.37692	$13.99335	771
01/01/2017 to 12/31/2017	$13.99335	$16.30426	0
01/01/2018 to 12/31/2018	$16.30426	$15.27755	0
01/01/2019 to 12/31/2019	$15.27755	$19.69816	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.12910	$9.61489	3,871
01/01/2011 to 12/31/2011	$9.61489	$8.98450	3,737
01/01/2012 to 12/31/2012	$8.98450	$11.21027	2,995
01/01/2013 to 12/31/2013	$11.21027	$11.51054	2,117
01/01/2014 to 12/31/2014	$11.51054	$12.90339	2,503
01/01/2015 to 12/31/2015	$12.90339	$12.68554	2,008
01/01/2016 to 12/31/2016	$12.68554	$12.59472	937
01/01/2017 to 12/31/2017	$12.59472	$13.74283	0
01/01/2018 to 12/31/2018	$13.74283	$12.88490	0
01/01/2019 to 12/31/2019	$12.88490	$15.86438	0
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$14.14076	$17.90692	30,983
01/01/2011 to 12/31/2011	$17.90692	$18.78211	20,122
01/01/2012 to 12/31/2012	$18.78211	$21.31773	18,452
01/01/2013 to 12/31/2013	$21.31773	$21.63394	8,352
01/01/2014 to 12/31/2014	$21.63394	$27.86871	7,997
01/01/2015 to 12/31/2015	$27.86871	$28.75130	5,068
01/01/2016 to 12/31/2016	$28.75130	$29.65459	3,798
01/01/2017 to 12/31/2017	$29.65459	$31.00378	0
01/01/2018 to 12/31/2018	$31.00378	$29.05458	0
01/01/2019 to 12/31/2019	$29.05458	$37.51466	0
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.88217	$9.99544	795,603
01/01/2011 to 12/31/2011	$9.99544	$9.68775	576,932
01/01/2012 to 12/31/2012	$9.68775	$10.54634	532,374
01/01/2013 to 12/31/2013	$10.54634	$11.90946	193,207
01/01/2014 to 12/31/2014	$11.90946	$12.08820	216,489
01/01/2015 to 12/31/2015	$12.08820	$12.01261	143,449
01/01/2016 to 12/31/2016	$12.01261	$12.32369	44,235
01/01/2017 to 12/31/2017	$12.32369	$14.12461	1,782
01/01/2018 to 12/31/2018	$14.12461	$12.82103	0
01/01/2019 to 12/31/2019	$12.82103	$15.13916	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.20947	$10.11317	195,509
01/01/2011 to 12/31/2011	$10.11317	$9.90118	161,208
01/01/2012 to 12/31/2012	$9.90118	$10.72948	112,624
01/01/2013 to 12/31/2013	$10.72948	$11.59469	45,137
01/01/2014 to 12/31/2014	$11.59469	$11.87020	56,265
01/01/2015 to 12/31/2015	$11.87020	$11.57403	35,589
01/01/2016 to 12/31/2016	$11.57403	$11.98784	15,381
01/01/2017 to 12/31/2017	$11.98784	$13.24554	1,891
01/01/2018 to 12/31/2018	$13.24554	$12.11266	0
01/01/2019 to 12/31/2019	$12.11266	$13.82844	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.85584	$16.03632	14,152
01/01/2011 to 12/31/2011	$16.03632	$15.98554	11,602
01/01/2012 to 12/31/2012	$15.98554	$18.19739	11,191
01/01/2013 to 12/31/2013	$18.19739	$24.85625	11,414
01/01/2014 to 12/31/2014	$24.85625	$26.21909	13,548
01/01/2015 to 12/31/2015	$26.21909	$24.38211	11,414
01/01/2016 to 12/31/2016	$24.38211	$29.82593	6,230
01/01/2017 to 12/31/2017	$29.82593	$32.92715	0
01/01/2018 to 12/31/2018	$32.92715	$27.84085	0
01/01/2019 to 12/31/2019	$27.84085	$33.59676	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.57690	$10.41011	323,305
01/01/2011 to 12/31/2011	$10.41011	$10.24614	411,226
01/01/2012 to 12/31/2012	$10.24614	$10.08272	348,780
01/01/2013 to 12/31/2013	$10.08272	$9.92163	77,433
01/01/2014 to 12/31/2014	$9.92163	$9.76289	84,173
01/01/2015 to 12/31/2015	$9.76289	$9.60643	62,463
01/01/2016 to 12/31/2016	$9.60643	$9.45315	13,487
01/01/2017 to 12/31/2017	$9.45315	$9.33399	0
01/01/2018 to 12/31/2018	$9.33399	$9.30329	0
01/01/2019 to 12/31/2019	$9.30329	$9.30918	0
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$12.10779	$13.52257	61,676
01/01/2011 to 12/31/2011	$13.52257	$13.72875	44,751
01/01/2012 to 12/31/2012	$13.72875	$15.38312	37,827
01/01/2013 to 12/31/2013	$15.38312	$16.22391	13,073
01/01/2014 to 12/31/2014	$16.22391	$16.37264	10,412
01/01/2015 to 12/31/2015	$16.37264	$15.53656	7,128
01/01/2016 to 12/31/2016	$15.53656	$17.64237	2,617
01/01/2017 to 12/31/2017	$17.64237	$18.65793	0
01/01/2018 to 12/31/2018	$18.65793	$17.99308	0
01/01/2019 to 12/31/2019	$17.99308	$20.41401	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.36924	$10.43263	76,011
01/01/2011 to 12/31/2011	$10.43263	$9.83643	53,174
01/01/2012 to 12/31/2012	$9.83643	$11.31329	48,521
01/01/2013 to 12/31/2013	$11.31329	$15.56971	23,549
01/01/2014 to 12/31/2014	$15.56971	$17.42667	16,952
01/01/2015 to 12/31/2015	$17.42667	$15.80407	7,063
01/01/2016 to 12/31/2016	$15.80407	$18.64437	4,265
01/01/2017 to 12/31/2017	$18.64437	$21.86807	0
01/01/2018 to 12/31/2018	$21.86807	$18.47121	0
01/01/2019 to 12/31/2019	$18.47121	$23.54185	0
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$12.58665	$14.18100	178,121
01/01/2011 to 12/31/2011	$14.18100	$12.15081	120,855
01/01/2012 to 12/31/2012	$12.15081	$14.39131	66,094
01/01/2013 to 12/31/2013	$14.39131	$16.85963	18,320
01/01/2014 to 12/31/2014	$16.85963	$15.67332	12,662
01/01/2015 to 12/31/2015	$15.67332	$15.90806	8,282
01/01/2016 to 12/31/2016	$15.90806	$15.06274	3,302
01/01/2017 to 12/31/2017	$15.06274	$20.07333	0
01/01/2018 to 12/31/2018	$20.07333	$17.11751	0
01/01/2019 to 12/31/2019	$17.11751	$22.25240	0
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.78708	$16.16317	47,525
01/01/2011 to 12/31/2011	$16.16317	$13.90883	36,277
01/01/2012 to 12/31/2012	$13.90883	$15.96847	28,075
01/01/2013 to 12/31/2013	$15.96847	$18.77179	15,253
01/01/2014 to 12/31/2014	$18.77179	$17.23315	12,417
01/01/2015 to 12/31/2015	$17.23315	$17.09597	7,714
01/01/2016 to 12/31/2016	$17.09597	$16.92074	2,484
01/01/2017 to 12/31/2017	$16.92074	$20.44929	0
01/01/2018 to 12/31/2018	$20.44929	$16.87361	0
01/01/2019 to 12/31/2019	$16.87361	$19.92817	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.66032	$9.69923	68,858
01/01/2011 to 12/31/2011	$9.69923	$9.48986	68,415
01/01/2012 to 12/31/2012	$9.48986	$10.60627	71,869
01/01/2013 to 12/31/2013	$10.60627	$12.13586	41,076
01/01/2014 to 12/31/2014	$12.13586	$12.70173	64,607
01/01/2015 to 12/31/2015	$12.70173	$12.36762	42,578
01/01/2016 to 12/31/2016	$12.36762	$12.80504	17,959
01/01/2017 to 12/31/2017	$12.80504	$14.73721	0
01/01/2018 to 12/31/2018	$14.73721	$13.43121	0
01/01/2019 to 12/31/2019	$13.43121	$15.78424	0
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.65987	$14.40509	55,671
01/01/2011 to 12/31/2011	$14.40509	$12.87788	49,878
01/01/2012 to 12/31/2012	$12.87788	$15.44789	39,541
01/01/2013 to 12/31/2013	$15.44789	$17.53575	10,470
01/01/2014 to 12/31/2014	$17.53575	$16.15687	12,110
01/01/2015 to 12/31/2015	$16.15687	$15.45409	8,074
01/01/2016 to 12/31/2016	$15.45409	$15.50105	3,875
01/01/2017 to 12/31/2017	$15.50105	$19.77368	0
01/01/2018 to 12/31/2018	$19.77368	$16.05687	0
01/01/2019 to 12/31/2019	$16.05687	$20.10126	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.75749	$13.47220	333,592
01/01/2011 to 12/31/2011	$13.47220	$13.28792	252,796
01/01/2012 to 12/31/2012	$13.28792	$14.47671	236,865
01/01/2013 to 12/31/2013	$14.47671	$15.81672	102,050
01/01/2014 to 12/31/2014	$15.81672	$16.41174	112,983
01/01/2015 to 12/31/2015	$16.41174	$16.11972	84,115
01/01/2016 to 12/31/2016	$16.11972	$16.47123	19,640
01/01/2017 to 12/31/2017	$16.47123	$18.17642	0
01/01/2018 to 12/31/2018	$18.17642	$16.96722	0
01/01/2019 to 12/31/2019	$16.96722	$19.13485	0
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.29130	$11.27262	17,421
01/01/2011 to 12/31/2011	$11.27262	$11.16603	491
01/01/2012 to 12/31/2012	$11.16603	$12.65589	492
01/01/2013 to 12/31/2013	$12.65589	$16.99823	672
01/01/2014 to 12/31/2014	$16.99823	$18.31586	1,685
01/01/2015 to 12/31/2015	$18.31586	$19.93941	1,635
01/01/2016 to 12/31/2016	$19.93941	$19.33373	77
01/01/2017 to 12/31/2017	$19.33373	$25.84193	0
01/01/2018 to 12/31/2018	$25.84193	$25.01654	0
01/01/2019 to 12/31/2019	$25.01654	$32.64192	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.42585	$12.28551	373,734
01/01/2011 to 12/31/2011	$12.28551	$11.97881	229,225
01/01/2012 to 12/31/2012	$11.97881	$13.23274	130,595
01/01/2013 to 12/31/2013	$13.23274	$17.78834	31,578
01/01/2014 to 12/31/2014	$17.78834	$19.35733	35,643
01/01/2015 to 12/31/2015	$19.35733	$20.96608	17,491
01/01/2016 to 12/31/2016	$20.96608	$21.78170	5,112
01/01/2017 to 12/31/2017	$21.78170	$28.50508	0
01/01/2018 to 12/31/2018	$28.50508	$27.29269	0
01/01/2019 to 12/31/2019	$27.29269	$35.35078	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$14.68894	$16.19525	9,532
01/01/2011 to 12/31/2011	$16.19525	$15.43727	7,212
01/01/2012 to 12/31/2012	$15.43727	$18.69552	7,490
01/01/2013 to 12/31/2013	$18.69552	$23.48010	16,807
01/01/2014 to 12/31/2014	$23.48010	$23.94316	20,919
01/01/2015 to 12/31/2015	$23.94316	$23.21482	17,908
01/01/2016 to 12/31/2016	$23.21482	$24.46875	14,558
01/01/2017 to 12/31/2017	$24.46875	$29.81853	0
01/01/2018 to 12/31/2018	$29.81853	$26.53609	0
01/01/2019 to 12/31/2019	$26.53609	$33.93393	0
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99868	$10.32725	27,149
01/01/2013 to 12/31/2013	$10.32725	$12.08412	17,690
01/01/2014 to 12/31/2014	$12.08412	$12.50173	17,452
01/01/2015 to 12/31/2015	$12.50173	$12.14891	14,825
01/01/2016 to 12/31/2016	$12.14891	$12.47161	9,569
01/01/2017 to 12/31/2017	$12.47161	$14.29668	0
01/01/2018 to 12/31/2018	$14.29668	$12.90278	0
01/01/2019 to 12/31/2019	$12.90278	$15.58639	0
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$10.90870	$12.10655	69,094
01/01/2011 to 12/31/2011	$12.10655	$11.84234	59,637
01/01/2012 to 12/31/2012	$11.84234	$13.64352	58,891
01/01/2013 to 12/31/2013	$13.64352	$18.35314	17,710
01/01/2014 to 12/31/2014	$18.35314	$19.63247	15,905
01/01/2015 to 12/31/2015	$19.63247	$20.71493	11,457
01/01/2016 to 12/31/2016	$20.71493	$20.77378	4,739
01/01/2017 to 12/31/2017	$20.77378	$26.71964	0
01/01/2018 to 12/31/2018	$26.71964	$26.85511	0
01/01/2019 to 12/31/2019	$26.85511	$36.40873	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99868	$10.19872	0
01/01/2013 to 12/31/2013	$10.19872	$13.49835	224
01/01/2014 to 12/31/2014	$13.49835	$14.63962	728
01/01/2015 to 12/31/2015	$14.63962	$14.30116	512
01/01/2016 to 12/31/2016	$14.30116	$15.96493	68
01/01/2017 to 12/31/2017	$15.96493	$18.43423	0
01/01/2018 to 12/31/2018	$18.43423	$16.29665	0
01/01/2019 to 12/31/2019	$16.29665	$20.74207	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.73320	$16.19270	55,798
01/01/2011 to 12/31/2011	$16.19270	$15.45959	42,625
01/01/2012 to 12/31/2012	$15.45959	$18.19557	24,844
01/01/2013 to 12/31/2013	$18.19557	$23.66824	10,480
01/01/2014 to 12/31/2014	$23.66824	$25.97426	10,673
01/01/2015 to 12/31/2015	$25.97426	$24.10552	20,475
01/01/2016 to 12/31/2016	$24.10552	$24.11073	8,186
01/01/2017 to 12/31/2017	$24.11073	$30.15363	0
01/01/2018 to 12/31/2018	$30.15363	$28.37832	0
01/01/2019 to 12/31/2019	$28.37832	$36.34492	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.58584	$15.28694	87,867
01/01/2011 to 12/31/2011	$15.28694	$14.66903	55,554
01/01/2012 to 12/31/2012	$14.66903	$16.90627	49,639
01/01/2013 to 12/31/2013	$16.90627	$23.62421	12,777
01/01/2014 to 12/31/2014	$23.62421	$26.55894	12,507
01/01/2015 to 12/31/2015	$26.55894	$24.66084	9,476
01/01/2016 to 12/31/2016	$24.66084	$28.69088	6,356
01/01/2017 to 12/31/2017	$28.69088	$32.12609	0
01/01/2018 to 12/31/2018	$32.12609	$26.41153	0
01/01/2019 to 12/31/2019	$26.41153	$31.45059	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.13505	$10.99067	31,540
01/01/2011 to 12/31/2011	$10.99067	$8.62261	22,639
01/01/2012 to 12/31/2012	$8.62261	$10.00568	19,009
01/01/2013 to 12/31/2013	$10.00568	$9.86750	5,748
01/01/2014 to 12/31/2014	$9.86750	$9.25495	7,307
01/01/2015 to 12/31/2015	$9.25495	$7.58353	7,853
01/01/2016 to 12/31/2016	$7.58353	$8.38493	2,512
01/01/2017 to 12/31/2017	$8.38493	$10.42749	0
01/01/2018 to 12/31/2018	$10.42749	$8.81857	0
01/01/2019 to 12/31/2019	$8.81857	$9.83582	0
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.67464	$11.61424	560,686
01/01/2011 to 12/31/2011	$11.61424	$11.54249	518,147
01/01/2012 to 12/31/2012	$11.54249	$12.53577	425,958
01/01/2013 to 12/31/2013	$12.53577	$13.47161	189,917
01/01/2014 to 12/31/2014	$13.47161	$14.02167	229,932
01/01/2015 to 12/31/2015	$14.02167	$13.81712	138,989
01/01/2016 to 12/31/2016	$13.81712	$14.34781	67,393
01/01/2017 to 12/31/2017	$14.34781	$15.54906	0
01/01/2018 to 12/31/2018	$15.54906	$14.86445	0
01/01/2019 to 12/31/2019	$14.86445	$16.78271	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01859	$10.07153	0
01/01/2012 to 12/31/2012	$10.07153	$10.61478	689
01/01/2013 to 12/31/2013	$10.61478	$10.20335	147
01/01/2014 to 12/31/2014	$10.20335	$10.64862	252
01/01/2015 to 12/31/2015	$10.64862	$10.45015	198
01/01/2016 to 12/31/2016	$10.45015	$10.71606	111
01/01/2017 to 12/31/2017	$10.71606	$11.14305	0
01/01/2018 to 12/31/2018	$11.14305	$10.87469	0
01/01/2019 to 12/31/2019	$10.87469	$11.74461	0
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.31321	$9.73617	705,823
01/01/2011 to 12/31/2011	$9.73617	$8.98515	453,728
01/01/2012 to 12/31/2012	$8.98515	$9.98361	421,861
01/01/2013 to 12/31/2013	$9.98361	$11.49642	194,075
01/01/2014 to 12/31/2014	$11.49642	$12.35296	241,139
01/01/2015 to 12/31/2015	$12.35296	$12.08090	188,944
01/01/2016 to 12/31/2016	$12.08090	$13.08803	41,463
01/01/2017 to 12/31/2017	$13.08803	$14.95226	5,087
01/01/2018 to 12/31/2018	$14.95226	$13.59421	0
01/01/2019 to 12/31/2019	$13.59421	$15.94207	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99867	$11.68086	0
01/01/2014 to 12/31/2014	$11.68086	$13.24585	0
01/01/2015 to 12/31/2015	$13.24585	$13.23501	0
01/01/2016 to 12/31/2016	$13.23501	$14.43746	0
01/01/2017 to 12/31/2017	$14.43746	$17.24913	0
01/01/2018 to 12/31/2018	$17.24913	$15.75796	0
01/01/2019 to 12/31/2019	$15.75796	$19.41160	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$9.37769	$10.61628	16,599
01/01/2011 to 12/31/2011	$10.61628	$10.80789	14,709
01/01/2012 to 12/31/2012	$10.80789	$12.63468	2,682
01/01/2013 to 12/31/2013	$12.63468	$16.46419	3,700
01/01/2014 to 12/31/2014	$16.46419	$18.98939	4,446
01/01/2015 to 12/31/2015	$18.98939	$19.26091	3,359
01/01/2016 to 12/31/2016	$19.26091	$21.76717	1,588
01/01/2017 to 12/31/2017	$21.76717	$26.18597	0
01/01/2018 to 12/31/2018	$26.18597	$23.64765	0
01/01/2019 to 12/31/2019	$23.64765	$28.96229	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99867	$8.90300	7,365
01/01/2012 to 12/31/2012	$8.90300	$9.91304	0
01/01/2013 to 12/31/2013	$9.91304	$11.93921	0
01/01/2014 to 12/31/2014	$11.93921	$12.51188	0
01/01/2015 to 12/31/2015	$12.51188	$12.33018	0
01/01/2016 to 12/31/2016	$12.33018	$12.90036	0
01/01/2017 to 12/31/2017	$12.90036	$15.00360	0
01/01/2018 to 12/31/2018	$15.00360	$13.79862	0
01/01/2019 to 12/31/2019	$13.79862	$16.45703	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.01657	$15.67264	71,601
01/01/2011 to 12/31/2011	$15.67264	$13.40010	52,087
01/01/2012 to 12/31/2012	$13.40010	$15.83225	30,652
01/01/2013 to 12/31/2013	$15.83225	$21.93696	11,834
01/01/2014 to 12/31/2014	$21.93696	$22.65251	9,908
01/01/2015 to 12/31/2015	$22.65251	$22.58767	6,226
01/01/2016 to 12/31/2016	$22.58767	$23.93835	2,721
01/01/2017 to 12/31/2017	$23.93835	$30.07910	0
01/01/2018 to 12/31/2018	$30.07910	$26.38601	0
01/01/2019 to 12/31/2019	$26.38601	$35.43613	0
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.27257	$12.44698	54,161
01/01/2011 to 12/31/2011	$12.44698	$12.12813	33,410
01/01/2012 to 12/31/2012	$12.12813	$13.38698	43,214
01/01/2013 to 12/31/2013	$13.38698	$17.80621	12,464
01/01/2014 to 12/31/2014	$17.80621	$18.19046	12,031
01/01/2015 to 12/31/2015	$18.19046	$18.04009	6,723
01/01/2016 to 12/31/2016	$18.04009	$19.89571	3,051
01/01/2017 to 12/31/2017	$19.89571	$24.26055	0
01/01/2018 to 12/31/2018	$24.26055	$21.86419	0
01/01/2019 to 12/31/2019	$21.86419	$27.99462	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.18310	$15.10457	119,458
01/01/2011 to 12/31/2011	$15.10457	$13.97497	84,338
01/01/2012 to 12/31/2012	$13.97497	$16.24847	52,699
01/01/2013 to 12/31/2013	$16.24847	$21.96847	15,663
01/01/2014 to 12/31/2014	$21.96847	$22.75590	13,624
01/01/2015 to 12/31/2015	$22.75590	$21.42674	8,264
01/01/2016 to 12/31/2016	$21.42674	$27.24209	4,864
01/01/2017 to 12/31/2017	$27.24209	$28.77694	0
01/01/2018 to 12/31/2018	$28.77694	$23.47934	0
01/01/2019 to 12/31/2019	$23.47934	$28.18177	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.18621	$13.37437	293,556
01/01/2011 to 12/31/2011	$13.37437	$13.42180	234,239
01/01/2012 to 12/31/2012	$13.42180	$14.98920	198,765
01/01/2013 to 12/31/2013	$14.98920	$17.23230	104,523
01/01/2014 to 12/31/2014	$17.23230	$17.95361	121,761
01/01/2015 to 12/31/2015	$17.95361	$17.67378	95,840
01/01/2016 to 12/31/2016	$17.67378	$18.70358	31,259
01/01/2017 to 12/31/2017	$18.70358	$21.24083	0
01/01/2018 to 12/31/2018	$21.24083	$19.78587	0
01/01/2019 to 12/31/2019	$19.78587	$23.52753	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.96508	$13.63517	103,846
01/01/2011 to 12/31/2011	$13.63517	$13.18978	81,032
01/01/2012 to 12/31/2012	$13.18978	$15.26052	66,475
01/01/2013 to 12/31/2013	$15.26052	$21.62756	40,160
01/01/2014 to 12/31/2014	$21.62756	$23.05756	33,788
01/01/2015 to 12/31/2015	$23.05756	$24.86303	24,578
01/01/2016 to 12/31/2016	$24.86303	$25.12621	11,064
01/01/2017 to 12/31/2017	$25.12621	$34.09265	0
01/01/2018 to 12/31/2018	$34.09265	$34.84117	0
01/01/2019 to 12/31/2019	$34.84117	$43.96214	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.41318	$12.62804	32,350
01/01/2011 to 12/31/2011	$12.62804	$12.36514	27,180
01/01/2012 to 12/31/2012	$12.36514	$13.79764	26,453
01/01/2013 to 12/31/2013	$13.79764	$18.27836	17,433
01/01/2014 to 12/31/2014	$18.27836	$18.26614	18,025
01/01/2015 to 12/31/2015	$18.26614	$16.88397	14,464
01/01/2016 to 12/31/2016	$16.88397	$17.63265	7,192
01/01/2017 to 12/31/2017	$17.63265	$20.22333	0
01/01/2018 to 12/31/2018	$20.22333	$17.96581	0
01/01/2019 to 12/31/2019	$17.96581	$22.26938	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$21.40395	$25.36953	43,500
01/01/2011 to 12/31/2011	$25.36953	$21.23991	31,396
01/01/2012 to 12/31/2012	$21.23991	$21.65554	32,913
01/01/2013 to 12/31/2013	$21.65554	$24.58653	11,328
01/01/2014 to 12/31/2014	$24.58653	$22.17031	13,067
01/01/2015 to 12/31/2015	$22.17031	$17.61532	9,033
01/01/2016 to 12/31/2016	$17.61532	$21.60096	2,357
01/01/2017 to 12/31/2017	$21.60096	$23.44695	0
01/01/2018 to 12/31/2018	$23.44695	$19.22776	0
01/01/2019 to 12/31/2019	$19.22776	$22.11124	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$12.42629	$12.92988	116,874
01/01/2011 to 12/31/2011	$12.92988	$13.24804	78,444
01/01/2012 to 12/31/2012	$13.24804	$13.71705	52,438
01/01/2013 to 12/31/2013	$13.71705	$12.99100	19,854
01/01/2014 to 12/31/2014	$12.99100	$12.85421	14,888
01/01/2015 to 12/31/2015	$12.85421	$12.06449	8,069
01/01/2016 to 12/31/2016	$12.06449	$12.38911	1,029
01/01/2017 to 12/31/2017	$12.38911	$12.44028	0
01/01/2018 to 12/31/2018	$12.44028	$12.48489	0
01/01/2019 to 12/31/2019	$12.48489	$12.48216	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.01310	$14.61176	23,314
01/01/2011 to 12/31/2011	$14.61176	$13.88210	16,587
01/01/2012 to 12/31/2012	$13.88210	$16.17458	10,536
01/01/2013 to 12/31/2013	$16.17458	$21.07497	6,176
01/01/2014 to 12/31/2014	$21.07497	$23.84204	6,387
01/01/2015 to 12/31/2015	$23.84204	$21.91022	4,346
01/01/2016 to 12/31/2016	$21.91022	$24.57785	859
01/01/2017 to 12/31/2017	$24.57785	$28.66734	0
01/01/2018 to 12/31/2018	$28.66734	$23.54476	0
01/01/2019 to 12/31/2019	$23.54476	$27.60363	0
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.79872	$9.92525	269,526
01/01/2011 to 12/31/2011	$9.92525	$9.42916	204,964
01/01/2012 to 12/31/2012	$9.42916	$10.29940	216,620
01/01/2013 to 12/31/2013	$10.29940	$12.21248	134,419
01/01/2014 to 12/31/2014	$12.21248	$12.67858	121,962
01/01/2015 to 12/31/2015	$12.67858	$12.39676	89,192
01/01/2016 to 12/31/2016	$12.39676	$12.99473	28,961
01/01/2017 to 12/31/2017	$12.99473	$14.52565	1,875
01/01/2018 to 12/31/2018	$14.52565	$13.57769	0
01/01/2019 to 12/31/2019	$13.57769	$16.10661	0
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.22508	$10.84606	34,425
01/01/2011 to 12/31/2011	$10.84606	$11.31584	28,198
01/01/2012 to 12/31/2012	$11.31584	$12.00899	23,204
01/01/2013 to 12/31/2013	$12.00899	$11.64048	20,123
01/01/2014 to 12/31/2014	$11.64048	$12.27856	23,025
01/01/2015 to 12/31/2015	$12.27856	$12.23146	15,421
01/01/2016 to 12/31/2016	$12.23146	$12.65600	1,860
01/01/2017 to 12/31/2017	$12.65600	$13.23954	0
01/01/2018 to 12/31/2018	$13.23954	$12.73158	0
01/01/2019 to 12/31/2019	$12.73158	$14.06901	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99299	$9.12486	5,077
01/01/2012 to 12/31/2012	$9.12486	$10.65984	4,925
01/01/2013 to 12/31/2013	$10.65984	$13.74489	3,210
01/01/2014 to 12/31/2014	$13.74489	$15.26001	9,135
01/01/2015 to 12/31/2015	$15.26001	$15.32615	5,074
01/01/2016 to 12/31/2016	$15.32615	$17.31567	510
01/01/2017 to 12/31/2017	$17.31567	$18.50048	72
01/01/2018 to 12/31/2018	$18.50048	$16.82412	0
01/01/2019 to 12/31/2019	$16.82412	$20.70880	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$12.31161	$12.75600	10,647
01/01/2011 to 12/31/2011	$12.75600	$13.04815	6,015
01/01/2012 to 12/31/2012	$13.04815	$15.52210	8,877
01/01/2013 to 12/31/2013	$15.52210	$21.46619	4,013
01/01/2014 to 12/31/2014	$21.46619	$25.27751	5,133
01/01/2015 to 12/31/2015	$25.27751	$25.65978	3,599
01/01/2016 to 12/31/2016	$25.65978	$22.35629	1,487
01/01/2017 to 12/31/2017	$22.35629	$25.48140	0
01/01/2018 to 12/31/2018	$25.48140	$25.29820	0
01/01/2019 to 12/31/2019	$25.29820	$32.98491	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04994	$9.76930	1,632
01/01/2013 to 12/31/2013	$9.76930	$13.17127	1,238
01/01/2014 to 12/31/2014	$13.17127	$14.00211	2,169
01/01/2015 to 12/31/2015	$14.00211	$13.94432	1,507
01/01/2016 to 12/31/2016	$13.94432	$13.82554	524
01/01/2017 to 12/31/2017	$13.82554	$16.66489	0
01/01/2018 to 12/31/2018	$16.66489	$15.48128	0
01/01/2019 to 12/31/2019	$15.48128	$20.46485	0
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.63472	$11.50053	0
01/01/2011 to 12/31/2011	$11.50053	$10.74486	0
01/01/2012 to 12/31/2012	$10.74486	$11.76509	0
01/01/2013 to 12/31/2013	$11.76509	$14.48775	0
01/01/2014 to 12/31/2014	$14.48775	$15.83155	0
01/01/2015 to 12/31/2015	$15.83155	$16.63995	0
01/01/2016 to 12/31/2016	$16.63995	$16.25059	0
01/01/2017 to 12/31/2017	$16.25059	$21.60966	0
01/01/2018 to 12/31/2018	$21.60966	$21.16536	0
01/01/2019 to 12/31/2019	$21.16536	$28.29929	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12647	$9.73145	907
01/01/2017 to 12/31/2017	$9.73145	$13.51147	0
01/01/2018 to 12/31/2018	$13.51147	$10.93980	0
01/01/2019 to 12/31/2019	$10.93980	$13.19565	0
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$17.57850	$19.70289	4,317
01/01/2011 to 12/31/2011	$19.70289	$14.15384	4,693
01/01/2012 to 12/31/2012	$14.15384	$16.08237	3,275
01/01/2013 to 12/31/2013	$16.08237	$18.19440	439
01/01/2014 to 12/31/2014	$18.19440	$17.62236	0
01/01/2015 to 12/31/2015	$17.62236	$15.71385	0
01/01/2016 to 12/31/2016	$15.71385	$15.56205	0
01/01/2017 to 12/31/2017	$15.56205	$20.34870	0
01/01/2018 to 12/31/2018	$20.34870	$16.29812	0
01/01/2019 to 12/31/2019	$16.29812	$20.25609	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2010 to 12/31/2010	$4.58723	$4.89019	1,217
01/01/2011 to 12/31/2011	$4.89019	$3.52474	0
01/01/2012 to 12/31/2012	$3.52474	$4.62680	11
01/01/2013 to 12/31/2013	$4.62680	$6.07595	983
01/01/2014 to 12/31/2014	$6.07595	$6.59913	976
01/01/2015 to 12/31/2015	$6.59913	$6.46536	473
01/01/2016 to 12/31/2016	$6.46536	$7.84011	0
01/01/2017 to 12/31/2017	$7.84011	$9.09749	0
01/01/2018 to 12/31/2018	$9.09749	$7.34905	0
01/01/2019 to 12/31/2019	$7.34905	$9.86569	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$14.10288	$17.99838	7,372
01/01/2011 to 12/31/2011	$17.99838	$14.85021	6,376
01/01/2012 to 12/31/2012	$14.85021	$15.85212	5,112
01/01/2013 to 12/31/2013	$15.85212	$18.47367	644
01/01/2014 to 12/31/2014	$18.47367	$18.48468	126
01/01/2015 to 12/31/2015	$18.48468	$15.65650	95
01/01/2016 to 12/31/2016	$15.65650	$18.25557	0
01/01/2017 to 12/31/2017	$18.25557	$22.08849	0
01/01/2018 to 12/31/2018	$22.08849	$17.89531	0
01/01/2019 to 12/31/2019	$17.89531	$20.72904	0
ProFund VP Bear
01/01/2010 to 12/31/2010	$7.01987	$5.67808	8,279
01/01/2011 to 12/31/2011	$5.67808	$5.09092	2,693
01/01/2012 to 12/31/2012	$5.09092	$4.17794	747
01/01/2013 to 12/31/2013	$4.17794	$3.01956	150
01/01/2014 to 12/31/2014	$3.01956	$2.54790	0
01/01/2015 to 12/31/2015	$2.54790	$2.38364	0
01/01/2016 to 12/31/2016	$2.38364	$2.03944	0
01/01/2017 to 12/31/2017	$2.03944	$1.64629	0
01/01/2018 to 12/31/2018	$1.64629	$1.68549	0
01/01/2019 to 12/31/2019	$1.68549	$1.27794	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$9.80451	$10.86117	41,019
01/01/2011 to 12/31/2011	$10.86117	$10.68789	34,482
01/01/2012 to 12/31/2012	$10.68789	$11.97729	3,713
01/01/2013 to 12/31/2013	$11.97729	$15.29275	2,838
01/01/2014 to 12/31/2014	$15.29275	$16.77385	0
01/01/2015 to 12/31/2015	$16.77385	$16.42987	0
01/01/2016 to 12/31/2016	$16.42987	$17.72962	0
01/01/2017 to 12/31/2017	$17.72962	$20.82130	0
01/01/2018 to 12/31/2018	$20.82130	$19.22703	0
01/01/2019 to 12/31/2019	$19.22703	$24.38362	0
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$11.40280	$13.16841	1,231
01/01/2011 to 12/31/2011	$13.16841	$13.85819	4,409
01/01/2012 to 12/31/2012	$13.85819	$15.11686	2,408
01/01/2013 to 12/31/2013	$15.11686	$19.10725	541
01/01/2014 to 12/31/2014	$19.10725	$20.72446	246
01/01/2015 to 12/31/2015	$20.72446	$21.24190	246
01/01/2016 to 12/31/2016	$21.24190	$21.64355	0
01/01/2017 to 12/31/2017	$21.64355	$24.50457	0
01/01/2018 to 12/31/2018	$24.50457	$20.54131	0
01/01/2019 to 12/31/2019	$20.54131	$25.58164	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.74366	$10.44413	9,836
01/01/2011 to 12/31/2011	$10.44413	$10.84252	8,284
01/01/2012 to 12/31/2012	$10.84252	$13.02647	2,765
01/01/2013 to 12/31/2013	$13.02647	$17.92873	343
01/01/2014 to 12/31/2014	$17.92873	$19.84030	0
01/01/2015 to 12/31/2015	$19.84030	$20.43835	0
01/01/2016 to 12/31/2016	$20.43835	$20.95397	0
01/01/2017 to 12/31/2017	$20.95397	$24.40691	0
01/01/2018 to 12/31/2018	$24.40691	$24.16202	0
01/01/2019 to 12/31/2019	$24.16202	$29.63344	0
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$12.42365	$12.54700	10,253
01/01/2011 to 12/31/2011	$12.54700	$11.24954	5,470
01/01/2012 to 12/31/2012	$11.24954	$12.90621	3,239
01/01/2013 to 12/31/2013	$12.90621	$15.44748	2,901
01/01/2014 to 12/31/2014	$15.44748	$13.88591	374
01/01/2015 to 12/31/2015	$13.88591	$12.17734	221
01/01/2016 to 12/31/2016	$12.17734	$12.91880	0
01/01/2017 to 12/31/2017	$12.91880	$15.21847	0
01/01/2018 to 12/31/2018	$15.21847	$12.85793	0
01/01/2019 to 12/31/2019	$12.85793	$14.90277	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.88092	$6.41942	18,145
01/01/2011 to 12/31/2011	$6.41942	$5.44303	21,432
01/01/2012 to 12/31/2012	$5.44303	$6.68031	8,522
01/01/2013 to 12/31/2013	$6.68031	$8.68202	1,105
01/01/2014 to 12/31/2014	$8.68202	$9.64666	222
01/01/2015 to 12/31/2015	$9.64666	$9.35047	0
01/01/2016 to 12/31/2016	$9.35047	$10.61086	0
01/01/2017 to 12/31/2017	$10.61086	$12.34072	0
01/01/2018 to 12/31/2018	$12.34072	$10.87583	0
01/01/2019 to 12/31/2019	$10.87583	$13.94134	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$10.66478	$10.79258	6,837
01/01/2011 to 12/31/2011	$10.79258	$11.69414	10,065
01/01/2012 to 12/31/2012	$11.69414	$13.50944	4,938
01/01/2013 to 12/31/2013	$13.50944	$18.57849	699
01/01/2014 to 12/31/2014	$18.57849	$22.61381	41
01/01/2015 to 12/31/2015	$22.61381	$23.36980	11
01/01/2016 to 12/31/2016	$23.36980	$22.06476	0
01/01/2017 to 12/31/2017	$22.06476	$26.25466	0
01/01/2018 to 12/31/2018	$26.25466	$26.97806	0
01/01/2019 to 12/31/2019	$26.97806	$31.68878	0
ProFund VP Industrials
01/01/2010 to 12/31/2010	$10.60211	$12.91016	6,521
01/01/2011 to 12/31/2011	$12.91016	$12.47717	4,059
01/01/2012 to 12/31/2012	$12.47717	$14.21686	3
01/01/2013 to 12/31/2013	$14.21686	$19.33186	0
01/01/2014 to 12/31/2014	$19.33186	$20.08352	0
01/01/2015 to 12/31/2015	$20.08352	$19.08616	0
01/01/2016 to 12/31/2016	$19.08616	$22.07710	0
01/01/2017 to 12/31/2017	$22.07710	$26.59082	0
01/01/2018 to 12/31/2018	$26.59082	$22.82322	0
01/01/2019 to 12/31/2019	$22.82322	$29.30619	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2010 to 12/31/2010	$8.88809	$8.17450	3,443
01/01/2011 to 12/31/2011	$8.17450	$6.55262	1,896
01/01/2012 to 12/31/2012	$6.55262	$7.92717	1,416
01/01/2013 to 12/31/2013	$7.92717	$11.56295	914
01/01/2014 to 12/31/2014	$11.56295	$11.74498	59
01/01/2015 to 12/31/2015	$11.74498	$12.22843	32
01/01/2016 to 12/31/2016	$12.22843	$12.08293	0
01/01/2017 to 12/31/2017	$12.08293	$14.08411	0
01/01/2018 to 12/31/2018	$14.08411	$12.24509	0
01/01/2019 to 12/31/2019	$12.24509	$14.45876	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.42720	$10.49944	5,066
01/01/2011 to 12/31/2011	$10.49944	$10.65507	1,923
01/01/2012 to 12/31/2012	$10.65507	$11.81767	489
01/01/2013 to 12/31/2013	$11.81767	$15.19448	1,364
01/01/2014 to 12/31/2014	$15.19448	$16.88427	320
01/01/2015 to 12/31/2015	$16.88427	$17.23826	321
01/01/2016 to 12/31/2016	$17.23826	$17.81385	0
01/01/2017 to 12/31/2017	$17.81385	$21.96315	0
01/01/2018 to 12/31/2018	$21.96315	$21.20783	0
01/01/2019 to 12/31/2019	$21.20783	$26.89743	0
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.32903	$9.25256	3,895
01/01/2011 to 12/31/2011	$9.25256	$8.98821	1,548
01/01/2012 to 12/31/2012	$8.98821	$10.20799	18,254
01/01/2013 to 12/31/2013	$10.20799	$13.04732	1,249
01/01/2014 to 12/31/2014	$13.04732	$14.18340	295
01/01/2015 to 12/31/2015	$14.18340	$13.29553	28
01/01/2016 to 12/31/2016	$13.29553	$15.10222	0
01/01/2017 to 12/31/2017	$15.10222	$16.85776	0
01/01/2018 to 12/31/2018	$16.85776	$14.82390	0
01/01/2019 to 12/31/2019	$14.82390	$18.92981	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$11.31104	$14.29305	2,139
01/01/2011 to 12/31/2011	$14.29305	$13.65777	5,394
01/01/2012 to 12/31/2012	$13.65777	$15.50598	2,604
01/01/2013 to 12/31/2013	$15.50598	$19.91545	1,584
01/01/2014 to 12/31/2014	$19.91545	$20.75129	0
01/01/2015 to 12/31/2015	$20.75129	$20.47719	0
01/01/2016 to 12/31/2016	$20.47719	$22.74492	0
01/01/2017 to 12/31/2017	$22.74492	$26.47931	0
01/01/2018 to 12/31/2018	$26.47931	$22.93250	0
01/01/2019 to 12/31/2019	$22.93250	$28.03613	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$11.67654	$13.83956	1,902
01/01/2011 to 12/31/2011	$13.83956	$13.08411	2,591
01/01/2012 to 12/31/2012	$13.08411	$15.00712	2,111
01/01/2013 to 12/31/2013	$15.00712	$19.51598	1,248
01/01/2014 to 12/31/2014	$19.51598	$21.15967	146
01/01/2015 to 12/31/2015	$21.15967	$19.10858	0
01/01/2016 to 12/31/2016	$19.10858	$23.38055	0
01/01/2017 to 12/31/2017	$23.38055	$25.44814	0
01/01/2018 to 12/31/2018	$25.44814	$21.71110	0
01/01/2019 to 12/31/2019	$21.71110	$26.50867	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$11.02959	$12.83337	5,562
01/01/2011 to 12/31/2011	$12.83337	$12.81220	13,866
01/01/2012 to 12/31/2012	$12.81220	$14.65303	12,013
01/01/2013 to 12/31/2013	$14.65303	$19.36065	4,566
01/01/2014 to 12/31/2014	$19.36065	$22.29067	0
01/01/2015 to 12/31/2015	$22.29067	$23.56918	0
01/01/2016 to 12/31/2016	$23.56918	$24.41212	0
01/01/2017 to 12/31/2017	$24.41212	$31.31878	0
01/01/2018 to 12/31/2018	$31.31878	$30.23871	0
01/01/2019 to 12/31/2019	$30.23871	$40.67569	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$19.61042	$22.72429	6,360
01/01/2011 to 12/31/2011	$22.72429	$22.86371	1,357
01/01/2012 to 12/31/2012	$22.86371	$23.14884	2,789
01/01/2013 to 12/31/2013	$23.14884	$28.26167	432
01/01/2014 to 12/31/2014	$28.26167	$24.78710	251
01/01/2015 to 12/31/2015	$24.78710	$18.68956	132
01/01/2016 to 12/31/2016	$18.68956	$22.83911	0
01/01/2017 to 12/31/2017	$22.83911	$21.76130	0
01/01/2018 to 12/31/2018	$21.76130	$17.08103	0
01/01/2019 to 12/31/2019	$17.08103	$18.23912	0
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$9.11625	$9.01308	1,131
01/01/2011 to 12/31/2011	$9.01308	$10.29991	5,129
01/01/2012 to 12/31/2012	$10.29991	$11.33616	5
01/01/2013 to 12/31/2013	$11.33616	$14.68278	0
01/01/2014 to 12/31/2014	$14.68278	$17.24504	0
01/01/2015 to 12/31/2015	$17.24504	$17.72316	12
01/01/2016 to 12/31/2016	$17.72316	$16.78910	0
01/01/2017 to 12/31/2017	$16.78910	$18.23229	0
01/01/2018 to 12/31/2018	$18.23229	$16.82691	0
01/01/2019 to 12/31/2019	$16.82691	$18.88248	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$14.72134	$19.25610	10,138
01/01/2011 to 12/31/2011	$19.25610	$15.30761	6,979
01/01/2012 to 12/31/2012	$15.30761	$12.87102	3,372
01/01/2013 to 12/31/2013	$12.87102	$7.85909	1,972
01/01/2014 to 12/31/2014	$7.85909	$5.88757	1,969
01/01/2015 to 12/31/2015	$5.88757	$3.89002	125
01/01/2016 to 12/31/2016	$3.89002	$5.96458	0
01/01/2017 to 12/31/2017	$5.96458	$6.17913	0
01/01/2018 to 12/31/2018	$6.17913	$5.26083	0
01/01/2019 to 12/31/2019	$5.26083	$7.55691	0
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$10.37528	$12.73015	1,039
01/01/2011 to 12/31/2011	$12.73015	$13.12190	962
01/01/2012 to 12/31/2012	$13.12190	$15.12872	431
01/01/2013 to 12/31/2013	$15.12872	$14.90044	19
01/01/2014 to 12/31/2014	$14.90044	$18.33018	32
01/01/2015 to 12/31/2015	$18.33018	$18.09529	24
01/01/2016 to 12/31/2016	$18.09529	$18.82588	0
01/01/2017 to 12/31/2017	$18.82588	$20.01665	0
01/01/2018 to 12/31/2018	$20.01665	$18.57259	0
01/01/2019 to 12/31/2019	$18.57259	$23.16580	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$6.09237	$5.03413	30,580
01/01/2011 to 12/31/2011	$5.03413	$3.09599	27,125
01/01/2012 to 12/31/2012	$3.09599	$2.83506	2,040
01/01/2013 to 12/31/2013	$2.83506	$3.24932	1,275
01/01/2014 to 12/31/2014	$3.24932	$2.22985	0
01/01/2015 to 12/31/2015	$2.22985	$2.15931	0
01/01/2016 to 12/31/2016	$2.15931	$2.01522	0
01/01/2017 to 12/31/2017	$2.01522	$1.74693	0
01/01/2018 to 12/31/2018	$1.74693	$1.79041	0
01/01/2019 to 12/31/2019	$1.79041	$1.45498	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$5.92864	$4.59780	1,660
01/01/2011 to 12/31/2011	$4.59780	$4.05038	2,192
01/01/2012 to 12/31/2012	$4.05038	$3.23624	726
01/01/2013 to 12/31/2013	$3.23624	$2.24810	0
01/01/2014 to 12/31/2014	$2.24810	$1.78346	0
01/01/2015 to 12/31/2015	$1.78346	$1.52597	0
01/01/2016 to 12/31/2016	$1.52597	$1.35059	0
01/01/2017 to 12/31/2017	$1.35059	$0.99355	0
01/01/2018 to 12/31/2018	$0.99355	$0.94930	0
01/01/2019 to 12/31/2019	$0.94930	$0.67209	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$11.50605	$14.23462	12,243
01/01/2011 to 12/31/2011	$14.23462	$14.18680	15,309
01/01/2012 to 12/31/2012	$14.18680	$15.70181	2,275
01/01/2013 to 12/31/2013	$15.70181	$21.69672	1,725
01/01/2014 to 12/31/2014	$21.69672	$21.81349	41
01/01/2015 to 12/31/2015	$21.81349	$21.71626	12
01/01/2016 to 12/31/2016	$21.71626	$25.69369	0
01/01/2017 to 12/31/2017	$25.69369	$28.56275	0
01/01/2018 to 12/31/2018	$28.56275	$26.48778	0
01/01/2019 to 12/31/2019	$26.48778	$31.04671	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$11.01626	$13.23599	15,643
01/01/2011 to 12/31/2011	$13.23599	$12.49024	19,395
01/01/2012 to 12/31/2012	$12.49024	$14.27576	11,178
01/01/2013 to 12/31/2013	$14.27576	$19.33985	3,204
01/01/2014 to 12/31/2014	$19.33985	$20.13692	1,407
01/01/2015 to 12/31/2015	$20.13692	$18.17445	0
01/01/2016 to 12/31/2016	$18.17445	$23.03086	0
01/01/2017 to 12/31/2017	$23.03086	$24.86426	0
01/01/2018 to 12/31/2018	$24.86426	$20.98637	0
01/01/2019 to 12/31/2019	$20.98637	$25.31022	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$11.14929	$12.69183	4,645
01/01/2011 to 12/31/2011	$12.69183	$12.72244	1,049
01/01/2012 to 12/31/2012	$12.72244	$14.58634	4
01/01/2013 to 12/31/2013	$14.58634	$16.08519	0
01/01/2014 to 12/31/2014	$16.08519	$15.91736	0
01/01/2015 to 12/31/2015	$15.91736	$15.90103	0
01/01/2016 to 12/31/2016	$15.90103	$19.03595	0
01/01/2017 to 12/31/2017	$19.03595	$18.33437	0
01/01/2018 to 12/31/2018	$18.33437	$15.31460	0
01/01/2019 to 12/31/2019	$15.31460	$17.29514	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$11.61141	$12.57996	11,439
01/01/2011 to 12/31/2011	$12.57996	$17.76620	6,854
01/01/2012 to 12/31/2012	$17.76620	$17.65159	463
01/01/2013 to 12/31/2013	$17.65159	$14.04938	301
01/01/2014 to 12/31/2014	$14.04938	$18.85566	301
01/01/2015 to 12/31/2015	$18.85566	$17.50725	311
01/01/2016 to 12/31/2016	$17.50725	$17.17484	0
01/01/2017 to 12/31/2017	$17.17484	$18.50430	0
01/01/2018 to 12/31/2018	$18.50430	$17.21918	0
01/01/2019 to 12/31/2019	$17.21918	$20.03104	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$9.60254	$14.14298	12,574
01/01/2011 to 12/31/2011	$14.14298	$12.01756	2,773
01/01/2012 to 12/31/2012	$12.01756	$15.66684	11,342
01/01/2013 to 12/31/2013	$15.66684	$26.30221	2,189
01/01/2014 to 12/31/2014	$26.30221	$29.85223	0
01/01/2015 to 12/31/2015	$29.85223	$26.68708	0
01/01/2016 to 12/31/2016	$26.68708	$36.21739	0
01/01/2017 to 12/31/2017	$36.21739	$45.92471	0
01/01/2018 to 12/31/2018	$45.92471	$33.08915	0
01/01/2019 to 12/31/2019	$33.08915	$48.12000	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$13.93397	$14.52694	6,756
01/01/2011 to 12/31/2011	$14.52694	$16.79794	8,441
01/01/2012 to 12/31/2012	$16.79794	$16.55193	3,442
01/01/2013 to 12/31/2013	$16.55193	$18.45541	3,057
01/01/2014 to 12/31/2014	$18.45541	$22.86085	603
01/01/2015 to 12/31/2015	$22.86085	$21.05476	363
01/01/2016 to 12/31/2016	$21.05476	$23.84237	0
01/01/2017 to 12/31/2017	$23.84237	$25.95821	0
01/01/2018 to 12/31/2018	$25.95821	$26.27736	0
01/01/2019 to 12/31/2019	$26.27736	$31.77187	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$11.15031	$12.50898	775
01/01/2011 to 12/31/2011	$12.50898	$10.47321	327
01/01/2012 to 12/31/2012	$10.47321	$12.61346	614
01/01/2013 to 12/31/2013	$12.61346	$14.75355	0
01/01/2014 to 12/31/2014	$14.75355	$13.68785	98
01/01/2015 to 12/31/2015	$13.68785	$13.92227	100
01/01/2016 to 12/31/2016	$13.92227	$13.20929	0
01/01/2017 to 12/31/2017	$13.20929	$17.65376	0
01/01/2018 to 12/31/2018	$17.65376	$15.14429	0
01/01/2019 to 12/31/2019	$15.14429	$19.72770	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.99382	$14.50597	9,049
01/01/2011 to 12/31/2011	$14.50597	$12.44860	5,912
01/01/2012 to 12/31/2012	$12.44860	$13.92488	4,379
01/01/2013 to 12/31/2013	$13.92488	$16.43407	3,818
01/01/2014 to 12/31/2014	$16.43407	$15.31390	4,197
01/01/2015 to 12/31/2015	$15.31390	$15.41476	2,432
01/01/2016 to 12/31/2016	$15.41476	$15.66243	619
01/01/2017 to 12/31/2017	$15.66243	$19.24375	50
01/01/2018 to 12/31/2018	$19.24375	$15.74192	0
01/01/2019 to 12/31/2019	$15.74192	$17.89137	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.29438	$15.50860	4,753
01/01/2011 to 12/31/2011	$15.50860	$14.44327	2,595
01/01/2012 to 12/31/2012	$14.44327	$17.16168	2,825
01/01/2013 to 12/31/2013	$17.16168	$23.67868	2,170
01/01/2014 to 12/31/2014	$23.67868	$24.25228	2,909
01/01/2015 to 12/31/2015	$24.25228	$24.25109	2,260
01/01/2016 to 12/31/2016	$24.25109	$24.04699	370
01/01/2017 to 12/31/2017	$24.04699	$31.93422	0
01/01/2018 to 12/31/2018	$31.93422	$31.58342	0
01/01/2019 to 12/31/2019	$31.58342	$42.69977	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59328	$12.25136	8,601
01/01/2011 to 12/31/2011	$12.25136	$11.53213	2,743
01/01/2012 to 12/31/2012	$11.53213	$12.26777	598
01/01/2013 to 12/31/2013	$12.26777	$18.17449	0
01/01/2014 to 12/31/2014	$18.17449	$17.58431	0
01/01/2015 to 12/31/2015	$17.58431	$16.84703	0
01/01/2016 to 12/31/2016	$16.84703	$17.92158	0
01/01/2017 to 12/31/2017	$17.92158	$22.24537	0
01/01/2018 to 12/31/2018	$22.24537	$22.21006	0
01/01/2019 to 12/31/2019	$22.21006	$27.38637	0
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps OR With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40 bps - Cliff
M&E (1.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.69830	$14.53399	627,620
01/01/2011 to 12/31/2011	$14.53399	$14.68710	1,447,058
01/01/2012 to 12/31/2012	$14.68710	$16.48448	880,304
01/01/2013 to 12/31/2013	$16.48448	$17.83668	528,834
01/01/2014 to 12/31/2014	$17.83668	$17.95275	298,989
01/01/2015 to 12/31/2015	$17.95275	$17.68377	173,339
01/01/2016 to 12/31/2016	$17.68377	$18.95821	223,472
01/01/2017 to 12/31/2017	$18.95821	$19.54026	160,140
01/01/2018 to 12/31/2018	$19.54026	$19.09859	55,759
01/01/2019 to 12/31/2019	$19.09859	$21.11851	131,640
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.69733	$10.67839	133,580,486
01/01/2011 to 12/31/2011	$10.67839	$10.22319	102,346,558
01/01/2012 to 12/31/2012	$10.22319	$11.31782	108,178,074
01/01/2013 to 12/31/2013	$11.31782	$12.24138	100,174,797
01/01/2014 to 12/31/2014	$12.24138	$12.49905	87,606,755
01/01/2015 to 12/31/2015	$12.49905	$11.89713	68,782,936
01/01/2016 to 12/31/2016	$11.89713	$12.44263	58,214,019
01/01/2017 to 12/31/2017	$12.44263	$13.77806	54,102,792
01/01/2018 to 12/31/2018	$13.77806	$12.44714	33,516,521
01/01/2019 to 12/31/2019	$12.44714	$14.20721	28,389,584
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.83646	$11.00020	68,974,007
01/01/2011 to 12/31/2011	$11.00020	$10.83106	55,424,347
01/01/2012 to 12/31/2012	$10.83106	$12.10614	63,361,367
01/01/2013 to 12/31/2013	$12.10614	$13.87770	63,758,948
01/01/2014 to 12/31/2014	$13.87770	$14.48241	59,078,042
01/01/2015 to 12/31/2015	$14.48241	$14.35789	52,619,003
01/01/2016 to 12/31/2016	$14.35789	$15.12506	46,176,929
01/01/2017 to 12/31/2017	$15.12506	$17.39421	41,774,384
01/01/2018 to 12/31/2018	$17.39421	$16.09882	31,714,658
01/01/2019 to 12/31/2019	$16.09882	$19.29424	23,219,379
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.68011	$9.55431	54,818,248
01/01/2011 to 12/31/2011	$9.55431	$9.22617	46,132,040
01/01/2012 to 12/31/2012	$9.22617	$10.00670	48,879,191
01/01/2013 to 12/31/2013	$10.00670	$11.06575	45,150,001
01/01/2014 to 12/31/2014	$11.06575	$11.44247	40,205,928
01/01/2015 to 12/31/2015	$11.44247	$11.23501	40,797,665
01/01/2016 to 12/31/2016	$11.23501	$11.58210	35,232,688
01/01/2017 to 12/31/2017	$11.58210	$13.24060	32,661,609
01/01/2018 to 12/31/2018	$13.24060	$11.99194	22,626,183
01/01/2019 to 12/31/2019	$11.99194	$13.92257	17,014,853

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99863	$11.63729	58,666
01/01/2014 to 12/31/2014	$11.63729	$12.95262	125,345
01/01/2015 to 12/31/2015	$12.95262	$12.95892	117,691
01/01/2016 to 12/31/2016	$12.95892	$14.10972	159,404
01/01/2017 to 12/31/2017	$14.10972	$16.94933	119,700
01/01/2018 to 12/31/2018	$16.94933	$15.31237	94,423
01/01/2019 to 12/31/2019	$15.31237	$18.46005	59,494
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.94508	$10.98534	124,066,065
01/01/2011 to 12/31/2011	$10.98534	$10.67303	99,522,684
01/01/2012 to 12/31/2012	$10.67303	$11.80621	107,656,583
01/01/2013 to 12/31/2013	$11.80621	$13.66059	103,827,389
01/01/2014 to 12/31/2014	$13.66059	$14.31143	95,621,538
01/01/2015 to 12/31/2015	$14.31143	$14.14234	86,642,320
01/01/2016 to 12/31/2016	$14.14234	$14.78547	78,766,981
01/01/2017 to 12/31/2017	$14.78547	$16.70974	71,824,281
01/01/2018 to 12/31/2018	$16.70974	$15.62167	58,267,332
01/01/2019 to 12/31/2019	$15.62167	$18.34721	41,419,273
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99863	$9.16694	2,940,794
01/01/2012 to 12/31/2012	$9.16694	$10.08792	4,644,573
01/01/2013 to 12/31/2013	$10.08792	$10.99833	5,783,459
01/01/2014 to 12/31/2014	$10.99833	$11.34639	5,607,802
01/01/2015 to 12/31/2015	$11.34639	$10.82434	4,694,270
01/01/2016 to 12/31/2016	$10.82434	$11.38710	3,995,171
01/01/2017 to 12/31/2017	$11.38710	$12.61216	4,167,482
01/01/2018 to 12/31/2018	$12.61216	$11.74818	2,880,799
01/01/2019 to 12/31/2019	$11.74818	$13.59029	2,150,471
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$12.18946	$12.45587	20,255,855
01/01/2011 to 12/31/2011	$12.45587	$12.52601	18,155,075
01/01/2012 to 12/31/2012	$12.52601	$12.89740	15,540,231
01/01/2013 to 12/31/2013	$12.89740	$12.40869	10,724,539
01/01/2014 to 12/31/2014	$12.40869	$12.19212	7,424,203
01/01/2015 to 12/31/2015	$12.19212	$12.04895	5,743,361
01/01/2016 to 12/31/2016	$12.04895	$12.04444	4,782,679
01/01/2017 to 12/31/2017	$12.04444	$12.04825	4,425,882
01/01/2018 to 12/31/2018	$12.04825	$11.93676	3,457,086
01/01/2019 to 12/31/2019	$11.93676	$12.28225	3,266,906
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$13.64570	$14.45644	75,211,006
01/01/2011 to 12/31/2011	$14.45644	$14.67015	60,233,010
01/01/2012 to 12/31/2012	$14.67015	$15.77284	65,143,645
01/01/2013 to 12/31/2013	$15.77284	$15.22753	54,477,871
01/01/2014 to 12/31/2014	$15.22753	$15.61000	44,662,030
01/01/2015 to 12/31/2015	$15.61000	$15.02887	35,594,616
01/01/2016 to 12/31/2016	$15.02887	$15.40633	31,191,104
01/01/2017 to 12/31/2017	$15.40633	$15.81374	31,072,056
01/01/2018 to 12/31/2018	$15.81374	$15.44871	23,336,011
01/01/2019 to 12/31/2019	$15.44871	$16.59544	18,589,194

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.60325	$10.51788	0
01/01/2011 to 12/31/2011	$10.51788	$11.99681	0
01/01/2012 to 12/31/2012	$11.99681	$12.48986	0
01/01/2013 to 12/31/2013	$12.48986	$11.69030	0
01/01/2014 to 12/31/2014	$11.69030	$11.98770	0
01/01/2015 to 12/31/2015	$11.98770	$11.91613	0
01/01/2016 to 12/31/2016	$11.91613	$11.88941	0
01/01/2017 to 12/31/2017	$11.88941	$11.78276	11,644
01/01/2018 to 12/31/2018	$11.78276	$11.65297	15,561
01/01/2019 to 12/31/2019	$11.65297	$11.62170	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.80233	$9.68244	0
01/01/2011 to 12/31/2011	$9.68244	$11.30135	0
01/01/2012 to 12/31/2012	$11.30135	$11.81708	0
01/01/2013 to 12/31/2013	$11.81708	$10.86477	0
01/01/2014 to 12/31/2014	$10.86477	$11.34359	0
01/01/2015 to 12/31/2015	$11.34359	$11.32666	0
01/01/2016 to 12/31/2016	$11.32666	$11.35808	10,941
01/01/2017 to 12/31/2017	$11.35808	$11.27003	8,308
01/01/2018 to 12/31/2018	$11.27003	$11.11572	3,077
01/01/2019 to 12/31/2019	$11.11572	$11.31460	122,525
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99818	$11.02517	0
01/01/2011 to 12/31/2011	$11.02517	$13.04477	0
01/01/2012 to 12/31/2012	$13.04477	$13.70090	0
01/01/2013 to 12/31/2013	$13.70090	$12.53155	0
01/01/2014 to 12/31/2014	$12.53155	$13.27147	0
01/01/2015 to 12/31/2015	$13.27147	$13.28527	0
01/01/2016 to 12/31/2016	$13.28527	$13.33218	0
01/01/2017 to 12/31/2017	$13.33218	$13.31997	2,380
01/01/2018 to 12/31/2018	$13.31997	$13.10796	5,440
01/01/2019 to 12/31/2019	$13.10796	$13.54498	7,064
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99863	$12.03886	0
01/01/2012 to 12/31/2012	$12.03886	$12.53227	0
01/01/2013 to 12/31/2013	$12.53227	$11.12434	0
01/01/2014 to 12/31/2014	$11.12434	$12.07522	0
01/01/2015 to 12/31/2015	$12.07522	$12.12493	0
01/01/2016 to 12/31/2016	$12.12493	$12.14302	0
01/01/2017 to 12/31/2017	$12.14302	$12.13055	14,187
01/01/2018 to 12/31/2018	$12.13055	$11.91182	5,889
01/01/2019 to 12/31/2019	$11.91182	$12.40548	14,884
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99818	$10.41493	0
01/01/2013 to 12/31/2013	$10.41493	$9.19831	0
01/01/2014 to 12/31/2014	$9.19831	$10.18809	0
01/01/2015 to 12/31/2015	$10.18809	$10.29135	0
01/01/2016 to 12/31/2016	$10.29135	$10.31526	0
01/01/2017 to 12/31/2017	$10.31526	$10.31756	1,681
01/01/2018 to 12/31/2018	$10.31756	$10.11974	1,164
01/01/2019 to 12/31/2019	$10.11974	$10.60058	29,833

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99909	$8.76285	0
01/01/2014 to 12/31/2014	$8.76285	$9.87576	0
01/01/2015 to 12/31/2015	$9.87576	$9.98861	0
01/01/2016 to 12/31/2016	$9.98861	$10.01140	0
01/01/2017 to 12/31/2017	$10.01140	$10.01225	11,185
01/01/2018 to 12/31/2018	$10.01225	$9.78279	14,191
01/01/2019 to 12/31/2019	$9.78279	$10.38677	2,777
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99909	$11.32021	0
01/01/2015 to 12/31/2015	$11.32021	$11.35595	0
01/01/2016 to 12/31/2016	$11.35595	$11.44499	0
01/01/2017 to 12/31/2017	$11.44499	$11.46258	792
01/01/2018 to 12/31/2018	$11.46258	$11.18962	25,061
01/01/2019 to 12/31/2019	$11.18962	$11.96428	7,465
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99909	$9.95309	0
01/01/2016 to 12/31/2016	$9.95309	$9.99251	41,082
01/01/2017 to 12/31/2017	$9.99251	$10.06600	67,236
01/01/2018 to 12/31/2018	$10.06600	$9.79610	55,632
01/01/2019 to 12/31/2019	$9.79610	$10.60067	135,180
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99818	$9.89445	0
01/01/2017 to 12/31/2017	$9.89445	$9.99277	25,138
01/01/2018 to 12/31/2018	$9.99277	$9.70336	54,321
01/01/2019 to 12/31/2019	$9.70336	$10.56316	34,612
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99818	$10.05185	0
01/01/2018 to 12/31/2018	$10.05185	$9.68192	17,450
01/01/2019 to 12/31/2019	$9.68192	$10.62568	1,971
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99818	$9.67670	673
01/01/2019 to 12/31/2019	$9.67670	$10.68741	19,581
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99909	$11.25138	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.52235	$10.61785	141,306,019
01/01/2011 to 12/31/2011	$10.61785	$10.18954	100,099,910
01/01/2012 to 12/31/2012	$10.18954	$11.39642	113,717,767
01/01/2013 to 12/31/2013	$11.39642	$13.75050	125,316,122
01/01/2014 to 12/31/2014	$13.75050	$14.46969	121,728,074
01/01/2015 to 12/31/2015	$14.46969	$14.30680	113,394,276
01/01/2016 to 12/31/2016	$14.30680	$15.03316	101,590,172
01/01/2017 to 12/31/2017	$15.03316	$17.43090	96,062,997
01/01/2018 to 12/31/2018	$17.43090	$16.07583	76,708,296
01/01/2019 to 12/31/2019	$16.07583	$19.32808	53,109,424
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99863	$11.66303	342,569
01/01/2014 to 12/31/2014	$11.66303	$13.03167	1,094,841
01/01/2015 to 12/31/2015	$13.03167	$12.35889	1,140,121
01/01/2016 to 12/31/2016	$12.35889	$13.96591	2,377,940
01/01/2017 to 12/31/2017	$13.96591	$16.26395	2,283,114
01/01/2018 to 12/31/2018	$16.26395	$15.23198	1,639,341
01/01/2019 to 12/31/2019	$15.23198	$19.62936	1,295,056

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.12305	$9.60279	2,343,259
01/01/2011 to 12/31/2011	$9.60279	$8.96863	1,365,221
01/01/2012 to 12/31/2012	$8.96863	$11.18481	1,941,296
01/01/2013 to 12/31/2013	$11.18481	$11.47853	2,026,740
01/01/2014 to 12/31/2014	$11.47853	$12.86101	1,953,120
01/01/2015 to 12/31/2015	$12.86101	$12.63753	1,635,442
01/01/2016 to 12/31/2016	$12.63753	$12.54068	1,419,231
01/01/2017 to 12/31/2017	$12.54068	$13.67692	1,403,628
01/01/2018 to 12/31/2018	$13.67692	$12.81654	941,166
01/01/2019 to 12/31/2019	$12.81654	$15.77225	677,391
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.32376	$23.19228	2,674,245
01/01/2011 to 12/31/2011	$23.19228	$24.31338	2,210,944
01/01/2012 to 12/31/2012	$24.31338	$27.58177	2,291,954
01/01/2013 to 12/31/2013	$27.58177	$27.97660	2,083,185
01/01/2014 to 12/31/2014	$27.97660	$36.02098	2,044,785
01/01/2015 to 12/31/2015	$36.02098	$37.14280	1,780,125
01/01/2016 to 12/31/2016	$37.14280	$38.29038	1,533,707
01/01/2017 to 12/31/2017	$38.29038	$40.01231	1,307,651
01/01/2018 to 12/31/2018	$40.01231	$37.47763	931,793
01/01/2019 to 12/31/2019	$37.47763	$48.36565	708,509
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.86502	$9.97110	68,927,498
01/01/2011 to 12/31/2011	$9.97110	$9.65922	53,951,634
01/01/2012 to 12/31/2012	$9.65922	$10.50993	57,684,295
01/01/2013 to 12/31/2013	$10.50993	$11.86226	55,226,008
01/01/2014 to 12/31/2014	$11.86226	$12.03410	48,707,547
01/01/2015 to 12/31/2015	$12.03410	$11.95275	43,313,556
01/01/2016 to 12/31/2016	$11.95275	$12.25600	37,720,170
01/01/2017 to 12/31/2017	$12.25600	$14.03986	34,730,103
01/01/2018 to 12/31/2018	$14.03986	$12.73758	24,505,788
01/01/2019 to 12/31/2019	$12.73758	$15.03295	18,545,672
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.19947	$10.09710	50,682,089
01/01/2011 to 12/31/2011	$10.09710	$9.88042	43,785,652
01/01/2012 to 12/31/2012	$9.88042	$10.70150	45,432,815
01/01/2013 to 12/31/2013	$10.70150	$11.55860	40,182,442
01/01/2014 to 12/31/2014	$11.55860	$11.82726	35,662,590
01/01/2015 to 12/31/2015	$11.82726	$11.52638	30,217,247
01/01/2016 to 12/31/2016	$11.52638	$11.93250	26,668,380
01/01/2017 to 12/31/2017	$11.93250	$13.17763	26,236,829
01/01/2018 to 12/31/2018	$13.17763	$12.04439	17,675,332
01/01/2019 to 12/31/2019	$12.04439	$13.74355	13,878,980
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.18580	$18.93317	3,471,178
01/01/2011 to 12/31/2011	$18.93317	$18.86366	2,549,765
01/01/2012 to 12/31/2012	$18.86366	$21.46286	2,633,520
01/01/2013 to 12/31/2013	$21.46286	$29.30171	3,094,420
01/01/2014 to 12/31/2014	$29.30171	$30.89259	2,931,970
01/01/2015 to 12/31/2015	$30.89259	$28.71342	2,517,413
01/01/2016 to 12/31/2016	$28.71342	$35.10662	2,308,568
01/01/2017 to 12/31/2017	$35.10662	$38.73731	2,130,539
01/01/2018 to 12/31/2018	$38.73731	$32.73675	1,589,335
01/01/2019 to 12/31/2019	$32.73675	$39.48472	1,201,995

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.42178	$10.25242	50,307,852
01/01/2011 to 12/31/2011	$10.25242	$10.08558	50,902,069
01/01/2012 to 12/31/2012	$10.08558	$9.92007	39,894,836
01/01/2013 to 12/31/2013	$9.92007	$9.75615	29,504,243
01/01/2014 to 12/31/2014	$9.75615	$9.59539	25,524,289
01/01/2015 to 12/31/2015	$9.59539	$9.43719	23,153,087
01/01/2016 to 12/31/2016	$9.43719	$9.28187	20,723,986
01/01/2017 to 12/31/2017	$9.28187	$9.16030	16,486,250
01/01/2018 to 12/31/2018	$9.16030	$9.12553	14,577,153
01/01/2019 to 12/31/2019	$9.12553	$9.12673	11,977,760
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$13.47425	$15.04083	12,605,729
01/01/2011 to 12/31/2011	$15.04083	$15.26232	11,922,775
01/01/2012 to 12/31/2012	$15.26232	$17.09273	10,459,161
01/01/2013 to 12/31/2013	$17.09273	$18.01778	8,393,440
01/01/2014 to 12/31/2014	$18.01778	$18.17376	5,236,999
01/01/2015 to 12/31/2015	$18.17376	$17.23689	3,602,852
01/01/2016 to 12/31/2016	$17.23689	$19.56326	3,765,331
01/01/2017 to 12/31/2017	$19.56326	$20.67893	2,918,552
01/01/2018 to 12/31/2018	$20.67893	$19.93195	2,034,537
01/01/2019 to 12/31/2019	$19.93195	$22.60229	1,901,269
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.78382	$9.77580	5,307,829
01/01/2011 to 12/31/2011	$9.77580	$9.21256	4,698,568
01/01/2012 to 12/31/2012	$9.21256	$10.59036	4,248,181
01/01/2013 to 12/31/2013	$10.59036	$14.56755	5,494,376
01/01/2014 to 12/31/2014	$14.56755	$16.29672	5,782,801
01/01/2015 to 12/31/2015	$16.29672	$14.77183	4,317,804
01/01/2016 to 12/31/2016	$14.77183	$17.41780	3,949,844
01/01/2017 to 12/31/2017	$17.41780	$20.41923	3,761,572
01/01/2018 to 12/31/2018	$20.41923	$17.23861	3,259,259
01/01/2019 to 12/31/2019	$17.23861	$21.95970	2,534,729
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.91046	$17.91664	7,241,298
01/01/2011 to 12/31/2011	$17.91664	$15.34398	5,734,722
01/01/2012 to 12/31/2012	$15.34398	$18.16395	4,942,527
01/01/2013 to 12/31/2013	$18.16395	$21.26858	4,582,698
01/01/2014 to 12/31/2014	$21.26858	$19.76196	3,989,471
01/01/2015 to 12/31/2015	$19.76196	$20.04771	3,324,751
01/01/2016 to 12/31/2016	$20.04771	$18.97262	2,931,676
01/01/2017 to 12/31/2017	$18.97262	$25.27111	3,021,102
01/01/2018 to 12/31/2018	$25.27111	$21.53882	2,629,968
01/01/2019 to 12/31/2019	$21.53882	$27.98572	1,942,537
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.73896	$16.10237	3,649,081
01/01/2011 to 12/31/2011	$16.10237	$13.84955	2,916,031
01/01/2012 to 12/31/2012	$13.84955	$15.89231	2,668,328
01/01/2013 to 12/31/2013	$15.89231	$18.67292	2,705,225
01/01/2014 to 12/31/2014	$18.67292	$17.13364	2,548,306
01/01/2015 to 12/31/2015	$17.13364	$16.98867	2,467,892
01/01/2016 to 12/31/2016	$16.98867	$16.80599	2,319,732
01/01/2017 to 12/31/2017	$16.80599	$20.30026	2,283,395
01/01/2018 to 12/31/2018	$20.30026	$16.74197	1,830,771
01/01/2019 to 12/31/2019	$16.74197	$19.76268	1,522,077

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.74845	$12.80372	22,040,989
01/01/2011 to 12/31/2011	$12.80372	$14.15992	215,533,382
01/01/2012 to 12/31/2012	$14.15992	$15.23530	89,791,313
01/01/2013 to 12/31/2013	$15.23530	$14.50704	28,148,834
01/01/2014 to 12/31/2014	$14.50704	$15.22786	25,571,167
01/01/2015 to 12/31/2015	$15.22786	$15.15226	66,914,771
01/01/2016 to 12/31/2016	$15.15226	$15.52927	74,579,513
01/01/2017 to 12/31/2017	$15.52927	$15.93233	38,818,080
01/01/2018 to 12/31/2018	$15.93233	$15.62628	112,152,130
01/01/2019 to 12/31/2019	$15.62628	$17.09446	23,382,065
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.65097	$9.68393	38,344,545
01/01/2011 to 12/31/2011	$9.68393	$9.47005	31,542,321
01/01/2012 to 12/31/2012	$9.47005	$10.57870	33,772,279
01/01/2013 to 12/31/2013	$10.57870	$12.09823	34,620,680
01/01/2014 to 12/31/2014	$12.09823	$12.65595	31,218,936
01/01/2015 to 12/31/2015	$12.65595	$12.31681	27,733,638
01/01/2016 to 12/31/2016	$12.31681	$12.74599	24,643,505
01/01/2017 to 12/31/2017	$12.74599	$14.66178	23,750,547
01/01/2018 to 12/31/2018	$14.66178	$13.35565	18,355,932
01/01/2019 to 12/31/2019	$13.35565	$15.68750	13,246,229
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.85552	$14.60401	5,905,133
01/01/2011 to 12/31/2011	$14.60401	$13.04913	4,359,903
01/01/2012 to 12/31/2012	$13.04913	$15.64529	4,428,816
01/01/2013 to 12/31/2013	$15.64529	$17.75076	4,647,244
01/01/2014 to 12/31/2014	$17.75076	$16.34657	4,276,895
01/01/2015 to 12/31/2015	$16.34657	$15.62754	3,960,328
01/01/2016 to 12/31/2016	$15.62754	$15.66712	3,354,922
01/01/2017 to 12/31/2017	$15.66712	$19.97550	3,518,759
01/01/2018 to 12/31/2018	$19.97550	$16.21247	2,855,876
01/01/2019 to 12/31/2019	$16.21247	$20.28579	2,206,545
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.53898	$13.23474	46,748,068
01/01/2011 to 12/31/2011	$13.23474	$13.04707	38,241,675
01/01/2012 to 12/31/2012	$13.04707	$14.20695	39,470,209
01/01/2013 to 12/31/2013	$14.20695	$15.51404	35,738,716
01/01/2014 to 12/31/2014	$15.51404	$16.08944	31,774,661
01/01/2015 to 12/31/2015	$16.08944	$15.79510	27,488,735
01/01/2016 to 12/31/2016	$15.79510	$16.13133	23,910,429
01/01/2017 to 12/31/2017	$16.13133	$17.79229	21,459,090
01/01/2018 to 12/31/2018	$17.79229	$16.60010	14,411,061
01/01/2019 to 12/31/2019	$16.60010	$18.71130	9,906,695
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.29064	$11.26617	473,823
01/01/2011 to 12/31/2011	$11.26617	$11.15393	755,324
01/01/2012 to 12/31/2012	$11.15393	$12.63560	1,110,275
01/01/2013 to 12/31/2013	$12.63560	$16.96244	1,223,206
01/01/2014 to 12/31/2014	$16.96244	$18.26808	1,330,655
01/01/2015 to 12/31/2015	$18.26808	$19.87733	2,148,045
01/01/2016 to 12/31/2016	$19.87733	$19.26374	1,599,569
01/01/2017 to 12/31/2017	$19.26374	$25.73532	1,813,210
01/01/2018 to 12/31/2018	$25.73532	$24.90062	1,442,816
01/01/2019 to 12/31/2019	$24.90062	$32.47411	1,204,562

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.86212	$12.79307	17,364,094
01/01/2011 to 12/31/2011	$12.79307	$12.46741	14,080,420
01/01/2012 to 12/31/2012	$12.46741	$13.76555	11,942,585
01/01/2013 to 12/31/2013	$13.76555	$18.49514	9,091,584
01/01/2014 to 12/31/2014	$18.49514	$20.11628	9,720,568
01/01/2015 to 12/31/2015	$20.11628	$21.77709	7,424,343
01/01/2016 to 12/31/2016	$21.77709	$22.61288	6,587,463
01/01/2017 to 12/31/2017	$22.61288	$29.57790	5,433,449
01/01/2018 to 12/31/2018	$29.57790	$28.30541	3,958,406
01/01/2019 to 12/31/2019	$28.30541	$36.64388	2,896,616
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$15.37175	$16.93954	3,612,405
01/01/2011 to 12/31/2011	$16.93954	$16.13853	3,114,124
01/01/2012 to 12/31/2012	$16.13853	$19.53485	3,437,135
01/01/2013 to 12/31/2013	$19.53485	$24.52181	3,984,432
01/01/2014 to 12/31/2014	$24.52181	$24.99282	3,982,260
01/01/2015 to 12/31/2015	$24.99282	$24.22021	3,944,892
01/01/2016 to 12/31/2016	$24.22021	$25.51562	3,423,715
01/01/2017 to 12/31/2017	$25.51562	$31.07864	3,333,656
01/01/2018 to 12/31/2018	$31.07864	$27.64337	2,650,577
01/01/2019 to 12/31/2019	$27.64337	$35.33185	1,908,630
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99864	$10.32369	5,908,428
01/01/2013 to 12/31/2013	$10.32369	$12.07379	6,987,054
01/01/2014 to 12/31/2014	$12.07379	$12.48482	5,942,954
01/01/2015 to 12/31/2015	$12.48482	$12.12641	5,278,987
01/01/2016 to 12/31/2016	$12.12641	$12.44216	4,364,208
01/01/2017 to 12/31/2017	$12.44216	$14.25569	3,983,721
01/01/2018 to 12/31/2018	$14.25569	$12.85908	3,073,391
01/01/2019 to 12/31/2019	$12.85908	$15.52572	2,574,574
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.75127	$10.81643	5,238,425
01/01/2011 to 12/31/2011	$10.81643	$10.57498	4,289,955
01/01/2012 to 12/31/2012	$10.57498	$12.17716	4,420,398
01/01/2013 to 12/31/2013	$12.17716	$16.37229	4,361,903
01/01/2014 to 12/31/2014	$16.37229	$17.50467	3,793,575
01/01/2015 to 12/31/2015	$17.50467	$18.46042	3,157,980
01/01/2016 to 12/31/2016	$18.46042	$18.50343	2,652,678
01/01/2017 to 12/31/2017	$18.50343	$23.78749	2,376,378
01/01/2018 to 12/31/2018	$23.78749	$23.89579	2,034,089
01/01/2019 to 12/31/2019	$23.89579	$32.38035	1,570,309
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99864	$10.19678	55,298
01/01/2013 to 12/31/2013	$10.19678	$13.48882	867,495
01/01/2014 to 12/31/2014	$13.48882	$14.62166	1,003,365
01/01/2015 to 12/31/2015	$14.62166	$14.27634	1,952,834
01/01/2016 to 12/31/2016	$14.27634	$15.92914	2,634,308
01/01/2017 to 12/31/2017	$15.92914	$18.38362	2,688,469
01/01/2018 to 12/31/2018	$18.38362	$16.24354	1,757,692
01/01/2019 to 12/31/2019	$16.24354	$20.66395	1,585,024

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.42307	$15.81896	6,728,348
01/01/2011 to 12/31/2011	$15.81896	$15.09505	4,560,864
01/01/2012 to 12/31/2012	$15.09505	$17.75759	4,904,077
01/01/2013 to 12/31/2013	$17.75759	$23.08682	5,099,534
01/01/2014 to 12/31/2014	$23.08682	$25.32324	4,212,533
01/01/2015 to 12/31/2015	$25.32324	$23.48945	6,589,806
01/01/2016 to 12/31/2016	$23.48945	$23.48269	5,545,452
01/01/2017 to 12/31/2017	$23.48269	$29.35334	5,099,466
01/01/2018 to 12/31/2018	$29.35334	$27.61105	3,953,745
01/01/2019 to 12/31/2019	$27.61105	$35.34436	2,780,427
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.87956	$16.84971	5,901,157
01/01/2011 to 12/31/2011	$16.84971	$16.16040	4,911,194
01/01/2012 to 12/31/2012	$16.16040	$18.61569	4,148,499
01/01/2013 to 12/31/2013	$18.61569	$25.99973	4,423,739
01/01/2014 to 12/31/2014	$25.99973	$29.21476	4,014,110
01/01/2015 to 12/31/2015	$29.21476	$27.11311	3,114,772
01/01/2016 to 12/31/2016	$27.11311	$31.52790	2,980,209
01/01/2017 to 12/31/2017	$31.52790	$35.28495	2,774,803
01/01/2018 to 12/31/2018	$35.28495	$28.99369	2,141,063
01/01/2019 to 12/31/2019	$28.99369	$34.50787	1,659,016
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.12827	$10.97710	11,156,029
01/01/2011 to 12/31/2011	$10.97710	$8.60766	6,749,550
01/01/2012 to 12/31/2012	$8.60766	$9.98335	7,897,745
01/01/2013 to 12/31/2013	$9.98335	$9.84051	8,565,272
01/01/2014 to 12/31/2014	$9.84051	$9.22491	7,895,167
01/01/2015 to 12/31/2015	$9.22491	$7.55507	6,604,045
01/01/2016 to 12/31/2016	$7.55507	$8.34921	5,785,322
01/01/2017 to 12/31/2017	$8.34921	$10.37789	6,660,956
01/01/2018 to 12/31/2018	$10.37789	$8.77210	5,202,731
01/01/2019 to 12/31/2019	$8.77210	$9.77898	4,395,054
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.65255	$11.58445	100,001,194
01/01/2011 to 12/31/2011	$11.58445	$11.50704	96,778,216
01/01/2012 to 12/31/2012	$11.50704	$12.49092	98,362,559
01/01/2013 to 12/31/2013	$12.49092	$13.41643	79,093,854
01/01/2014 to 12/31/2014	$13.41643	$13.95709	69,937,144
01/01/2015 to 12/31/2015	$13.95709	$13.74652	60,478,072
01/01/2016 to 12/31/2016	$13.74652	$14.26721	53,321,376
01/01/2017 to 12/31/2017	$14.26721	$15.45393	48,157,612
01/01/2018 to 12/31/2018	$15.45393	$14.76594	36,694,167
01/01/2019 to 12/31/2019	$14.76594	$16.66284	26,977,684
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01855	$10.07065	990,348
01/01/2012 to 12/31/2012	$10.07065	$10.60850	2,178,847
01/01/2013 to 12/31/2013	$10.60850	$10.19208	1,488,696
01/01/2014 to 12/31/2014	$10.19208	$10.63147	2,499,201
01/01/2015 to 12/31/2015	$10.63147	$10.42806	3,280,429
01/01/2016 to 12/31/2016	$10.42806	$10.68804	4,184,993
01/01/2017 to 12/31/2017	$10.68804	$11.10833	4,756,264
01/01/2018 to 12/31/2018	$11.10833	$10.83520	4,041,798
01/01/2019 to 12/31/2019	$10.83520	$11.69597	4,305,536

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.29738	$9.71261	115,827,900
01/01/2011 to 12/31/2011	$9.71261	$8.95893	75,603,365
01/01/2012 to 12/31/2012	$8.95893	$9.94941	89,282,138
01/01/2013 to 12/31/2013	$9.94941	$11.45130	87,210,945
01/01/2014 to 12/31/2014	$11.45130	$12.29819	83,056,988
01/01/2015 to 12/31/2015	$12.29819	$12.02114	119,678,650
01/01/2016 to 12/31/2016	$12.02114	$13.01668	109,389,517
01/01/2017 to 12/31/2017	$13.01668	$14.86317	160,964,447
01/01/2018 to 12/31/2018	$14.86317	$13.50638	116,807,822
01/01/2019 to 12/31/2019	$13.50638	$15.83119	90,179,043
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99863	$11.67690	5,665
01/01/2014 to 12/31/2014	$11.67690	$13.23473	121,259
01/01/2015 to 12/31/2015	$13.23473	$13.21718	110,869
01/01/2016 to 12/31/2016	$13.21718	$14.41070	164,589
01/01/2017 to 12/31/2017	$14.41070	$17.20835	129,742
01/01/2018 to 12/31/2018	$17.20835	$15.71265	84,609
01/01/2019 to 12/31/2019	$15.71265	$19.34591	84,247
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$9.04705	$10.23676	3,360,531
01/01/2011 to 12/31/2011	$10.23676	$10.41616	3,055,694
01/01/2012 to 12/31/2012	$10.41616	$12.17038	3,262,831
01/01/2013 to 12/31/2013	$12.17038	$15.85102	2,976,003
01/01/2014 to 12/31/2014	$15.85102	$18.27304	3,494,194
01/01/2015 to 12/31/2015	$18.27304	$18.52495	3,027,107
01/01/2016 to 12/31/2016	$18.52495	$20.92483	2,813,790
01/01/2017 to 12/31/2017	$20.92483	$25.15993	2,523,084
01/01/2018 to 12/31/2018	$25.15993	$22.70938	1,877,971
01/01/2019 to 12/31/2019	$22.70938	$27.79901	1,484,253
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99863	$8.89993	201,672
01/01/2012 to 12/31/2012	$8.89993	$9.90453	384,520
01/01/2013 to 12/31/2013	$9.90453	$11.92295	2,227,707
01/01/2014 to 12/31/2014	$11.92295	$12.48854	3,954,057
01/01/2015 to 12/31/2015	$12.48854	$12.30097	4,987,695
01/01/2016 to 12/31/2016	$12.30097	$12.86335	4,710,731
01/01/2017 to 12/31/2017	$12.86335	$14.95293	4,399,931
01/01/2018 to 12/31/2018	$14.95293	$13.74498	3,617,905
01/01/2019 to 12/31/2019	$13.74498	$16.38468	1,288,170
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$14.45984	$18.84985	4,200,876
01/01/2011 to 12/31/2011	$18.84985	$16.10840	4,029,967
01/01/2012 to 12/31/2012	$16.10840	$19.02245	3,987,156
01/01/2013 to 12/31/2013	$19.02245	$26.34396	3,589,232
01/01/2014 to 12/31/2014	$26.34396	$27.18947	3,049,744
01/01/2015 to 12/31/2015	$27.18947	$27.09786	2,435,616
01/01/2016 to 12/31/2016	$27.09786	$28.70362	2,019,066
01/01/2017 to 12/31/2017	$28.70362	$36.04862	1,824,209
01/01/2018 to 12/31/2018	$36.04862	$31.60636	1,485,600
01/01/2019 to 12/31/2019	$31.60636	$42.42558	1,060,339

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.87798	$11.91138	4,648,452
01/01/2011 to 12/31/2011	$11.91138	$11.60040	3,213,655
01/01/2012 to 12/31/2012	$11.60040	$12.79787	3,096,260
01/01/2013 to 12/31/2013	$12.79787	$17.01398	4,073,887
01/01/2014 to 12/31/2014	$17.01398	$17.37236	3,201,641
01/01/2015 to 12/31/2015	$17.37236	$17.22002	3,111,281
01/01/2016 to 12/31/2016	$17.22002	$18.98180	2,541,436
01/01/2017 to 12/31/2017	$18.98180	$23.13433	2,373,358
01/01/2018 to 12/31/2018	$23.13433	$20.83844	2,003,260
01/01/2019 to 12/31/2019	$20.83844	$26.66777	1,573,876
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.11106	$17.48588	6,195,308
01/01/2011 to 12/31/2011	$17.48588	$16.17000	5,166,090
01/01/2012 to 12/31/2012	$16.17000	$18.79089	3,913,693
01/01/2013 to 12/31/2013	$18.79089	$25.39300	3,418,708
01/01/2014 to 12/31/2014	$25.39300	$26.28974	2,808,610
01/01/2015 to 12/31/2015	$26.28974	$24.74160	2,217,703
01/01/2016 to 12/31/2016	$24.74160	$31.44064	2,012,505
01/01/2017 to 12/31/2017	$31.44064	$33.19514	1,801,371
01/01/2018 to 12/31/2018	$33.19514	$27.07026	1,411,502
01/01/2019 to 12/31/2019	$27.07026	$32.47543	1,040,641
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.84558	$14.09096	53,827,291
01/01/2011 to 12/31/2011	$14.09096	$14.13372	46,623,273
01/01/2012 to 12/31/2012	$14.13372	$15.77625	53,661,984
01/01/2013 to 12/31/2013	$15.77625	$18.12778	56,537,325
01/01/2014 to 12/31/2014	$18.12778	$18.87698	53,036,351
01/01/2015 to 12/31/2015	$18.87698	$18.57330	61,153,146
01/01/2016 to 12/31/2016	$18.57330	$19.64557	56,227,573
01/01/2017 to 12/31/2017	$19.64557	$22.29926	52,223,562
01/01/2018 to 12/31/2018	$22.29926	$20.76119	40,681,987
01/01/2019 to 12/31/2019	$20.76119	$24.67481	29,761,452
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.54281	$12.00822	12,250,636
01/01/2011 to 12/31/2011	$12.00822	$11.61022	9,294,364
01/01/2012 to 12/31/2012	$11.61022	$13.42613	10,725,477
01/01/2013 to 12/31/2013	$13.42613	$19.01819	11,809,685
01/01/2014 to 12/31/2014	$19.01819	$20.26543	11,237,461
01/01/2015 to 12/31/2015	$20.26543	$21.84110	10,710,975
01/01/2016 to 12/31/2016	$21.84110	$22.06119	8,827,493
01/01/2017 to 12/31/2017	$22.06119	$29.91878	7,920,851
01/01/2018 to 12/31/2018	$29.91878	$30.56007	6,705,902
01/01/2019 to 12/31/2019	$30.56007	$38.54072	4,887,345
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.51138	$12.73012	3,942,580
01/01/2011 to 12/31/2011	$12.73012	$12.45869	3,528,509
01/01/2012 to 12/31/2012	$12.45869	$13.89489	3,502,241
01/01/2013 to 12/31/2013	$13.89489	$18.39802	2,924,047
01/01/2014 to 12/31/2014	$18.39802	$18.37636	2,608,050
01/01/2015 to 12/31/2015	$18.37636	$16.97727	1,990,270
01/01/2016 to 12/31/2016	$16.97727	$17.72105	1,666,275
01/01/2017 to 12/31/2017	$17.72105	$20.31456	1,508,223
01/01/2018 to 12/31/2018	$20.31456	$18.03762	1,557,450
01/01/2019 to 12/31/2019	$18.03762	$22.34713	5,471,448

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$23.89300	$28.30538	5,827,673
01/01/2011 to 12/31/2011	$28.30538	$23.68588	4,562,770
01/01/2012 to 12/31/2012	$23.68588	$24.13710	4,495,210
01/01/2013 to 12/31/2013	$24.13710	$27.39014	3,688,022
01/01/2014 to 12/31/2014	$27.39014	$24.68587	3,347,866
01/01/2015 to 12/31/2015	$24.68587	$19.60403	2,736,765
01/01/2016 to 12/31/2016	$19.60403	$24.02744	2,471,111
01/01/2017 to 12/31/2017	$24.02744	$26.06762	2,347,242
01/01/2018 to 12/31/2018	$26.06762	$21.36593	1,497,045
01/01/2019 to 12/31/2019	$21.36593	$24.55763	1,358,165
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$15.07011	$15.67276	7,114,847
01/01/2011 to 12/31/2011	$15.67276	$16.05020	6,639,260
01/01/2012 to 12/31/2012	$16.05020	$16.60993	5,533,305
01/01/2013 to 12/31/2013	$16.60993	$15.72265	4,600,108
01/01/2014 to 12/31/2014	$15.72265	$15.54940	3,672,856
01/01/2015 to 12/31/2015	$15.54940	$14.58660	2,897,161
01/01/2016 to 12/31/2016	$14.58660	$14.97157	2,569,689
01/01/2017 to 12/31/2017	$14.97157	$15.02573	2,555,780
01/01/2018 to 12/31/2018	$15.02573	$15.07193	1,855,828
01/01/2019 to 12/31/2019	$15.07193	$15.06099	1,606,587
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.11071	$14.72294	2,978,973
01/01/2011 to 12/31/2011	$14.72294	$13.98059	2,405,087
01/01/2012 to 12/31/2012	$13.98059	$16.28103	2,424,624
01/01/2013 to 12/31/2013	$16.28103	$21.20296	2,138,372
01/01/2014 to 12/31/2014	$21.20296	$23.97472	1,904,816
01/01/2015 to 12/31/2015	$23.97472	$22.02086	1,494,027
01/01/2016 to 12/31/2016	$22.02086	$24.68960	1,298,357
01/01/2017 to 12/31/2017	$24.68960	$28.78313	1,173,758
01/01/2018 to 12/31/2018	$28.78313	$23.62781	878,983
01/01/2019 to 12/31/2019	$23.62781	$27.68697	735,703
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.78049	$9.89961	10,821,793
01/01/2011 to 12/31/2011	$9.89961	$9.40004	9,943,871
01/01/2012 to 12/31/2012	$9.40004	$10.26232	11,856,015
01/01/2013 to 12/31/2013	$10.26232	$12.16245	18,749,421
01/01/2014 to 12/31/2014	$12.16245	$12.62018	17,319,518
01/01/2015 to 12/31/2015	$12.62018	$12.33340	14,012,636
01/01/2016 to 12/31/2016	$12.33340	$12.92180	11,955,695
01/01/2017 to 12/31/2017	$12.92180	$14.43687	10,256,275
01/01/2018 to 12/31/2018	$14.43687	$13.48791	7,052,519
01/01/2019 to 12/31/2019	$13.48791	$15.99188	5,602,690
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.21392	$10.82874	17,651,916
01/01/2011 to 12/31/2011	$10.82874	$11.29192	18,170,336
01/01/2012 to 12/31/2012	$11.29192	$11.97752	18,416,796
01/01/2013 to 12/31/2013	$11.97752	$11.60405	17,928,589
01/01/2014 to 12/31/2014	$11.60405	$12.23394	19,702,934
01/01/2015 to 12/31/2015	$12.23394	$12.18082	18,938,735
01/01/2016 to 12/31/2016	$12.18082	$12.59720	19,007,777
01/01/2017 to 12/31/2017	$12.59720	$13.17153	19,214,511
01/01/2018 to 12/31/2018	$13.17153	$12.65978	20,284,879
01/01/2019 to 12/31/2019	$12.65978	$13.98248	16,984,697

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99297	$9.12172	385,638
01/01/2012 to 12/31/2012	$9.12172	$10.65067	500,266
01/01/2013 to 12/31/2013	$10.65067	$13.72611	615,161
01/01/2014 to 12/31/2014	$13.72611	$15.23128	471,181
01/01/2015 to 12/31/2015	$15.23128	$15.28953	401,693
01/01/2016 to 12/31/2016	$15.28953	$17.26551	368,250
01/01/2017 to 12/31/2017	$17.26551	$18.43752	221,816
01/01/2018 to 12/31/2018	$18.43752	$16.75829	153,789
01/01/2019 to 12/31/2019	$16.75829	$20.61734	126,023
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$11.35499	$11.75885	545,135
01/01/2011 to 12/31/2011	$11.75885	$12.02209	524,638
01/01/2012 to 12/31/2012	$12.02209	$14.29418	462,518
01/01/2013 to 12/31/2013	$14.29418	$19.75802	464,049
01/01/2014 to 12/31/2014	$19.75802	$23.25416	483,876
01/01/2015 to 12/31/2015	$23.25416	$23.59376	397,984
01/01/2016 to 12/31/2016	$23.59376	$20.54588	211,321
01/01/2017 to 12/31/2017	$20.54588	$23.40614	156,236
01/01/2018 to 12/31/2018	$23.40614	$23.22592	109,879
01/01/2019 to 12/31/2019	$23.22592	$30.26757	91,247
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04992	$9.76598	229,829
01/01/2013 to 12/31/2013	$9.76598	$13.16014	522,396
01/01/2014 to 12/31/2014	$13.16014	$13.98316	170,256
01/01/2015 to 12/31/2015	$13.98316	$13.91821	202,132
01/01/2016 to 12/31/2016	$13.91821	$13.79262	155,646
01/01/2017 to 12/31/2017	$13.79262	$16.61688	127,674
01/01/2018 to 12/31/2018	$16.61688	$15.42878	95,975
01/01/2019 to 12/31/2019	$15.42878	$20.38520	93,703
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$7.90916	$9.43610	1,132,899
01/01/2011 to 12/31/2011	$9.43610	$8.81160	530,679
01/01/2012 to 12/31/2012	$8.81160	$9.64332	353,005
01/01/2013 to 12/31/2013	$9.64332	$11.86901	292,049
01/01/2014 to 12/31/2014	$11.86901	$12.96327	263,606
01/01/2015 to 12/31/2015	$12.96327	$13.61824	242,522
01/01/2016 to 12/31/2016	$13.61824	$13.29285	168,453
01/01/2017 to 12/31/2017	$13.29285	$17.66759	171,795
01/01/2018 to 12/31/2018	$17.66759	$17.29548	129,324
01/01/2019 to 12/31/2019	$17.29548	$23.11331	80,779
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12646	$9.72947	615,276
01/01/2017 to 12/31/2017	$9.72947	$13.50201	462,006
01/01/2018 to 12/31/2018	$13.50201	$10.92645	370,695
01/01/2019 to 12/31/2019	$10.92645	$13.17297	309,728

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$21.10176	$23.63992	1,172,241
01/01/2011 to 12/31/2011	$23.63992	$16.97356	568,287
01/01/2012 to 12/31/2012	$16.97356	$19.27642	518,241
01/01/2013 to 12/31/2013	$19.27642	$21.79682	354,325
01/01/2014 to 12/31/2014	$21.79682	$21.10086	204,908
01/01/2015 to 12/31/2015	$21.10086	$18.80608	180,718
01/01/2016 to 12/31/2016	$18.80608	$18.61502	148,488
01/01/2017 to 12/31/2017	$18.61502	$24.32829	112,746
01/01/2018 to 12/31/2018	$24.32829	$19.47556	91,038
01/01/2019 to 12/31/2019	$19.47556	$24.19289	82,314
ProFund VP Banks
01/01/2010 to 12/31/2010	$4.69572	$5.00317	821,032
01/01/2011 to 12/31/2011	$5.00317	$3.60428	310,912
01/01/2012 to 12/31/2012	$3.60428	$4.72871	683,662
01/01/2013 to 12/31/2013	$4.72871	$6.20665	377,961
01/01/2014 to 12/31/2014	$6.20665	$6.73762	257,672
01/01/2015 to 12/31/2015	$6.73762	$6.59775	282,280
01/01/2016 to 12/31/2016	$6.59775	$7.99649	320,116
01/01/2017 to 12/31/2017	$7.99649	$9.27422	246,713
01/01/2018 to 12/31/2018	$9.27422	$7.48804	124,219
01/01/2019 to 12/31/2019	$7.48804	$10.04720	97,858
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$13.31601	$16.98559	1,479,120
01/01/2011 to 12/31/2011	$16.98559	$14.00749	513,298
01/01/2012 to 12/31/2012	$14.00749	$14.94486	344,526
01/01/2013 to 12/31/2013	$14.94486	$17.40749	287,699
01/01/2014 to 12/31/2014	$17.40749	$17.40906	201,578
01/01/2015 to 12/31/2015	$17.40906	$14.73790	148,177
01/01/2016 to 12/31/2016	$14.73790	$17.17575	183,361
01/01/2017 to 12/31/2017	$17.17575	$20.77141	122,336
01/01/2018 to 12/31/2018	$20.77141	$16.81962	72,767
01/01/2019 to 12/31/2019	$16.81962	$19.47305	46,476
ProFund VP Bear
01/01/2010 to 12/31/2010	$6.34849	$5.13247	1,870,682
01/01/2011 to 12/31/2011	$5.13247	$4.59941	2,082,893
01/01/2012 to 12/31/2012	$4.59941	$3.77263	965,635
01/01/2013 to 12/31/2013	$3.77263	$2.72523	911,837
01/01/2014 to 12/31/2014	$2.72523	$2.29833	951,939
01/01/2015 to 12/31/2015	$2.29833	$2.14911	511,021
01/01/2016 to 12/31/2016	$2.14911	$1.83779	713,945
01/01/2017 to 12/31/2017	$1.83779	$1.48290	445,534
01/01/2018 to 12/31/2018	$1.48290	$1.51747	302,709
01/01/2019 to 12/31/2019	$1.51747	$1.15000	420,950
ProFund VP Biotechnology
01/01/2010 to 12/31/2010	$11.55992	$11.94922	254,803
01/01/2011 to 12/31/2011	$11.94922	$12.52334	188,759
01/01/2012 to 12/31/2012	$12.52334	$17.32996	338,800
01/01/2013 to 12/31/2013	$17.32996	$28.70550	326,187
01/01/2014 to 12/31/2014	$28.70550	$36.62452	259,481
01/01/2015 to 12/31/2015	$36.62452	$37.20907	163,042
01/01/2016 to 12/31/2016	$37.20907	$30.93209	86,316
01/01/2017 to 12/31/2017	$30.93209	$37.28121	96,712
01/01/2018 to 12/31/2018	$37.28121	$34.18850	56,646
01/01/2019 to 12/31/2019	$34.18850	$39.15785	35,319

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
01/01/2010 to 12/31/2010	$9.08242	$10.05618	2,476,971
01/01/2011 to 12/31/2011	$10.05618	$9.89068	3,165,929
01/01/2012 to 12/31/2012	$9.89068	$11.07807	1,499,016
01/01/2013 to 12/31/2013	$11.07807	$14.13739	1,204,038
01/01/2014 to 12/31/2014	$14.13739	$15.49877	1,173,460
01/01/2015 to 12/31/2015	$15.49877	$15.17320	592,041
01/01/2016 to 12/31/2016	$15.17320	$16.36515	445,098
01/01/2017 to 12/31/2017	$16.36515	$19.20921	584,910
01/01/2018 to 12/31/2018	$19.20921	$17.72927	533,516
01/01/2019 to 12/31/2019	$17.72927	$22.47276	145,074
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$10.25601	$11.83819	702,138
01/01/2011 to 12/31/2011	$11.83819	$12.45197	765,549
01/01/2012 to 12/31/2012	$12.45197	$13.57589	450,591
01/01/2013 to 12/31/2013	$13.57589	$17.15075	573,128
01/01/2014 to 12/31/2014	$17.15075	$18.59286	574,747
01/01/2015 to 12/31/2015	$18.59286	$19.04740	433,302
01/01/2016 to 12/31/2016	$19.04740	$19.39767	291,761
01/01/2017 to 12/31/2017	$19.39767	$21.95063	224,043
01/01/2018 to 12/31/2018	$21.95063	$18.39105	151,311
01/01/2019 to 12/31/2019	$18.39105	$22.89214	157,092
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$7.73635	$9.23618	1,046,739
01/01/2011 to 12/31/2011	$9.23618	$9.58355	481,308
01/01/2012 to 12/31/2012	$9.58355	$11.50802	539,898
01/01/2013 to 12/31/2013	$11.50802	$15.83072	745,470
01/01/2014 to 12/31/2014	$15.83072	$17.50968	425,388
01/01/2015 to 12/31/2015	$17.50968	$18.02838	482,805
01/01/2016 to 12/31/2016	$18.02838	$18.47385	305,220
01/01/2017 to 12/31/2017	$18.47385	$21.50721	262,197
01/01/2018 to 12/31/2018	$21.50721	$21.28058	233,955
01/01/2019 to 12/31/2019	$21.28058	$26.08632	222,292
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$12.07392	$12.18752	852,300
01/01/2011 to 12/31/2011	$12.18752	$10.92163	333,570
01/01/2012 to 12/31/2012	$10.92163	$12.52352	461,143
01/01/2013 to 12/31/2013	$12.52352	$14.98184	561,564
01/01/2014 to 12/31/2014	$14.98184	$13.46052	318,682
01/01/2015 to 12/31/2015	$13.46052	$11.79832	323,881
01/01/2016 to 12/31/2016	$11.79832	$12.51036	289,183
01/01/2017 to 12/31/2017	$12.51036	$14.72997	244,299
01/01/2018 to 12/31/2018	$14.72997	$12.43894	200,126
01/01/2019 to 12/31/2019	$12.43894	$14.40974	200,318
ProFund VP Financials
01/01/2010 to 12/31/2010	$6.29512	$6.86798	1,397,974
01/01/2011 to 12/31/2011	$6.86798	$5.82051	1,034,776
01/01/2012 to 12/31/2012	$5.82051	$7.13998	1,345,907
01/01/2013 to 12/31/2013	$7.13998	$9.27481	1,595,424
01/01/2014 to 12/31/2014	$9.27481	$10.30006	1,201,102
01/01/2015 to 12/31/2015	$10.30006	$9.97874	975,396
01/01/2016 to 12/31/2016	$9.97874	$11.31810	1,090,533
01/01/2017 to 12/31/2017	$11.31810	$13.15665	873,662
01/01/2018 to 12/31/2018	$13.15665	$11.58892	535,695
01/01/2019 to 12/31/2019	$11.58892	$14.84787	520,474

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.14274	$9.24755	875,030
01/01/2011 to 12/31/2011	$9.24755	$10.01493	924,616
01/01/2012 to 12/31/2012	$10.01493	$11.56360	1,121,561
01/01/2013 to 12/31/2013	$11.56360	$15.89446	1,361,062
01/01/2014 to 12/31/2014	$15.89446	$19.33701	1,316,203
01/01/2015 to 12/31/2015	$19.33701	$19.97324	1,214,167
01/01/2016 to 12/31/2016	$19.97324	$18.84835	746,538
01/01/2017 to 12/31/2017	$18.84835	$22.41599	644,252
01/01/2018 to 12/31/2018	$22.41599	$23.02195	561,239
01/01/2019 to 12/31/2019	$23.02195	$27.02822	490,642
ProFund VP Industrials
01/01/2010 to 12/31/2010	$9.68021	$11.78155	641,229
01/01/2011 to 12/31/2011	$11.78155	$11.38066	404,533
01/01/2012 to 12/31/2012	$11.38066	$12.96094	379,889
01/01/2013 to 12/31/2013	$12.96094	$17.61512	514,535
01/01/2014 to 12/31/2014	$17.61512	$18.29075	381,463
01/01/2015 to 12/31/2015	$18.29075	$17.37362	230,450
01/01/2016 to 12/31/2016	$17.37362	$20.08591	332,901
01/01/2017 to 12/31/2017	$20.08591	$24.18035	297,557
01/01/2018 to 12/31/2018	$24.18035	$20.74370	120,125
01/01/2019 to 12/31/2019	$20.74370	$26.62251	158,313
ProFund VP Internet
01/01/2010 to 12/31/2010	$19.31472	$25.69739	455,035
01/01/2011 to 12/31/2011	$25.69739	$23.52770	92,624
01/01/2012 to 12/31/2012	$23.52770	$27.71190	98,828
01/01/2013 to 12/31/2013	$27.71190	$41.34854	134,453
01/01/2014 to 12/31/2014	$41.34854	$41.12237	46,264
01/01/2015 to 12/31/2015	$41.12237	$48.67555	88,272
01/01/2016 to 12/31/2016	$48.67555	$50.52169	50,482
01/01/2017 to 12/31/2017	$50.52169	$67.60465	28,747
01/01/2018 to 12/31/2018	$67.60465	$69.76315	18,650
01/01/2019 to 12/31/2019	$69.76315	$80.97899	13,060
ProFund VP Japan
01/01/2010 to 12/31/2010	$8.10920	$7.45426	414,005
01/01/2011 to 12/31/2011	$7.45426	$5.97226	292,468
01/01/2012 to 12/31/2012	$5.97226	$7.22157	445,817
01/01/2013 to 12/31/2013	$7.22157	$10.52835	616,969
01/01/2014 to 12/31/2014	$10.52835	$10.68867	321,351
01/01/2015 to 12/31/2015	$10.68867	$11.12292	271,326
01/01/2016 to 12/31/2016	$11.12292	$10.98500	213,374
01/01/2017 to 12/31/2017	$10.98500	$12.79780	207,879
01/01/2018 to 12/31/2018	$12.79780	$11.12102	185,679
01/01/2019 to 12/31/2019	$11.12102	$13.12485	153,368
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.40289	$10.46700	1,282,022
01/01/2011 to 12/31/2011	$10.46700	$10.61678	1,146,789
01/01/2012 to 12/31/2012	$10.61678	$11.76932	796,871
01/01/2013 to 12/31/2013	$11.76932	$15.12476	730,784
01/01/2014 to 12/31/2014	$15.12476	$16.79832	876,271
01/01/2015 to 12/31/2015	$16.79832	$17.14180	474,182
01/01/2016 to 12/31/2016	$17.14180	$17.70515	358,253
01/01/2017 to 12/31/2017	$17.70515	$21.81809	334,476
01/01/2018 to 12/31/2018	$21.81809	$21.05704	251,064
01/01/2019 to 12/31/2019	$21.05704	$26.69264	211,951

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.30752	$9.22395	1,501,797
01/01/2011 to 12/31/2011	$9.22395	$8.95601	1,122,050
01/01/2012 to 12/31/2012	$8.95601	$10.16621	776,810
01/01/2013 to 12/31/2013	$10.16621	$12.98726	482,427
01/01/2014 to 12/31/2014	$12.98726	$14.11097	780,687
01/01/2015 to 12/31/2015	$14.11097	$13.22098	518,567
01/01/2016 to 12/31/2016	$13.22098	$15.00989	589,195
01/01/2017 to 12/31/2017	$15.00989	$16.74626	394,444
01/01/2018 to 12/31/2018	$16.74626	$14.71825	278,476
01/01/2019 to 12/31/2019	$14.71825	$18.78544	269,049
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$10.65021	$13.45122	2,021,397
01/01/2011 to 12/31/2011	$13.45122	$12.84677	1,040,542
01/01/2012 to 12/31/2012	$12.84677	$14.57782	684,764
01/01/2013 to 12/31/2013	$14.57782	$18.71380	592,623
01/01/2014 to 12/31/2014	$18.71380	$19.48939	371,987
01/01/2015 to 12/31/2015	$19.48939	$19.22211	357,650
01/01/2016 to 12/31/2016	$19.22211	$21.34005	331,122
01/01/2017 to 12/31/2017	$21.34005	$24.83120	303,762
01/01/2018 to 12/31/2018	$24.83120	$21.49420	232,983
01/01/2019 to 12/31/2019	$21.49420	$26.26428	287,987
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$11.04745	$13.08729	908,539
01/01/2011 to 12/31/2011	$13.08729	$12.36664	727,867
01/01/2012 to 12/31/2012	$12.36664	$14.17686	552,448
01/01/2013 to 12/31/2013	$14.17686	$18.42699	479,583
01/01/2014 to 12/31/2014	$18.42699	$19.96887	288,875
01/01/2015 to 12/31/2015	$19.96887	$18.02406	236,249
01/01/2016 to 12/31/2016	$18.02406	$22.04239	474,547
01/01/2017 to 12/31/2017	$22.04239	$23.97945	245,313
01/01/2018 to 12/31/2018	$23.97945	$20.44765	150,923
01/01/2019 to 12/31/2019	$20.44765	$24.95337	229,188
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$9.94164	$11.56165	1,576,633
01/01/2011 to 12/31/2011	$11.56165	$11.53676	909,044
01/01/2012 to 12/31/2012	$11.53676	$13.18763	644,940
01/01/2013 to 12/31/2013	$13.18763	$17.41567	507,723
01/01/2014 to 12/31/2014	$17.41567	$20.04118	490,538
01/01/2015 to 12/31/2015	$20.04118	$21.17985	411,272
01/01/2016 to 12/31/2016	$21.17985	$21.92619	193,838
01/01/2017 to 12/31/2017	$21.92619	$28.11521	168,628
01/01/2018 to 12/31/2018	$28.11521	$27.13182	130,884
01/01/2019 to 12/31/2019	$27.13182	$36.47800	137,023
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$18.74595	$21.71150	1,296,969
01/01/2011 to 12/31/2011	$21.71150	$21.83365	829,408
01/01/2012 to 12/31/2012	$21.83365	$22.09472	551,530
01/01/2013 to 12/31/2013	$22.09472	$26.96103	414,618
01/01/2014 to 12/31/2014	$26.96103	$23.63437	346,412
01/01/2015 to 12/31/2015	$23.63437	$17.81132	258,376
01/01/2016 to 12/31/2016	$17.81132	$21.75488	239,263
01/01/2017 to 12/31/2017	$21.75488	$20.71774	132,569
01/01/2018 to 12/31/2018	$20.71774	$16.25359	75,155
01/01/2019 to 12/31/2019	$16.25359	$17.34672	72,782

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$7.58424	$7.49464	268,122
01/01/2011 to 12/31/2011	$7.49464	$8.56033	862,925
01/01/2012 to 12/31/2012	$8.56033	$9.41676	302,309
01/01/2013 to 12/31/2013	$9.41676	$12.19047	276,233
01/01/2014 to 12/31/2014	$12.19047	$14.31041	297,503
01/01/2015 to 12/31/2015	$14.31041	$14.69965	159,802
01/01/2016 to 12/31/2016	$14.69965	$13.91791	92,869
01/01/2017 to 12/31/2017	$13.91791	$15.10676	78,826
01/01/2018 to 12/31/2018	$15.10676	$13.93522	47,460
01/01/2019 to 12/31/2019	$13.93522	$15.62964	24,140
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$16.85510	$22.03600	2,921,018
01/01/2011 to 12/31/2011	$22.03600	$17.50856	2,103,701
01/01/2012 to 12/31/2012	$17.50856	$14.71425	1,572,080
01/01/2013 to 12/31/2013	$14.71425	$8.98001	1,162,887
01/01/2014 to 12/31/2014	$8.98001	$6.72391	630,558
01/01/2015 to 12/31/2015	$6.72391	$4.44037	535,237
01/01/2016 to 12/31/2016	$4.44037	$6.80495	528,907
01/01/2017 to 12/31/2017	$6.80495	$7.04624	370,808
01/01/2018 to 12/31/2018	$7.04624	$5.99592	318,082
01/01/2019 to 12/31/2019	$5.99592	$8.60846	381,430
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$12.69458	$15.56804	509,622
01/01/2011 to 12/31/2011	$15.56804	$16.03891	345,408
01/01/2012 to 12/31/2012	$16.03891	$18.48252	392,557
01/01/2013 to 12/31/2013	$18.48252	$18.19431	325,883
01/01/2014 to 12/31/2014	$18.19431	$22.37078	289,291
01/01/2015 to 12/31/2015	$22.37078	$22.07298	179,238
01/01/2016 to 12/31/2016	$22.07298	$22.95255	135,429
01/01/2017 to 12/31/2017	$22.95255	$24.39208	94,186
01/01/2018 to 12/31/2018	$24.39208	$22.62081	103,574
01/01/2019 to 12/31/2019	$22.62081	$28.20077	117,345
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$4.80759	$3.97042	4,679,376
01/01/2011 to 12/31/2011	$3.97042	$2.44059	2,645,539
01/01/2012 to 12/31/2012	$2.44059	$2.23383	1,760,429
01/01/2013 to 12/31/2013	$2.23383	$2.55893	3,779,215
01/01/2014 to 12/31/2014	$2.55893	$1.75517	3,810,891
01/01/2015 to 12/31/2015	$1.75517	$1.69877	2,300,690
01/01/2016 to 12/31/2016	$1.69877	$1.58459	3,979,174
01/01/2017 to 12/31/2017	$1.58459	$1.37292	672,668
01/01/2018 to 12/31/2018	$1.37292	$1.40630	553,158
01/01/2019 to 12/31/2019	$1.40630	$1.14218	444,278
ProFund VP Semiconductor
01/01/2010 to 12/31/2010	$5.85592	$6.47385	188,040
01/01/2011 to 12/31/2011	$6.47385	$6.11890	125,111
01/01/2012 to 12/31/2012	$6.11890	$5.76682	77,903
01/01/2013 to 12/31/2013	$5.76682	$7.57041	62,931
01/01/2014 to 12/31/2014	$7.57041	$10.01645	125,840
01/01/2015 to 12/31/2015	$10.01645	$9.56793	75,681
01/01/2016 to 12/31/2016	$9.56793	$12.01791	55,108
01/01/2017 to 12/31/2017	$12.01791	$16.02301	67,046
01/01/2018 to 12/31/2018	$16.02301	$14.14485	19,257
01/01/2019 to 12/31/2019	$14.14485	$20.83593	30,373

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
01/01/2010 to 12/31/2010	$6.44215	$4.69826	280,837
01/01/2011 to 12/31/2011	$4.69826	$4.24070	232,550
01/01/2012 to 12/31/2012	$4.24070	$3.38019	139,533
01/01/2013 to 12/31/2013	$3.38019	$2.40360	116,769
01/01/2014 to 12/31/2014	$2.40360	$2.06984	171,122
01/01/2015 to 12/31/2015	$2.06984	$2.00094	170,404
01/01/2016 to 12/31/2016	$2.00094	$1.57065	61,170
01/01/2017 to 12/31/2017	$1.57065	$1.31534	24,730
01/01/2018 to 12/31/2018	$1.31534	$1.43547	186,631
01/01/2019 to 12/31/2019	$1.43547	$1.11291	7,363
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$4.21899	$3.27025	782,589
01/01/2011 to 12/31/2011	$3.27025	$2.87953	1,249,273
01/01/2012 to 12/31/2012	$2.87953	$2.29961	957,612
01/01/2013 to 12/31/2013	$2.29961	$1.59655	348,933
01/01/2014 to 12/31/2014	$1.59655	$1.26593	241,202
01/01/2015 to 12/31/2015	$1.26593	$1.08261	286,125
01/01/2016 to 12/31/2016	$1.08261	$0.95772	256,099
01/01/2017 to 12/31/2017	$0.95772	$0.70408	129,839
01/01/2018 to 12/31/2018	$0.70408	$0.67241	117,734
01/01/2019 to 12/31/2019	$0.67241	$0.47583	90,824
ProFund VP Short Small-Cap
01/01/2010 to 12/31/2010	$6.59454	$4.60842	355,244
01/01/2011 to 12/31/2011	$4.60842	$4.12054	702,306
01/01/2012 to 12/31/2012	$4.12054	$3.28401	351,352
01/01/2013 to 12/31/2013	$3.28401	$2.22045	176,749
01/01/2014 to 12/31/2014	$2.22045	$1.98216	197,127
01/01/2015 to 12/31/2015	$1.98216	$1.93339	165,249
01/01/2016 to 12/31/2016	$1.93339	$1.49096	60,221
01/01/2017 to 12/31/2017	$1.49096	$1.25820	36,440
01/01/2018 to 12/31/2018	$1.25820	$1.36593	744,521
01/01/2019 to 12/31/2019	$1.36593	$1.06407	14,359
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$11.15090	$13.78817	1,733,790
01/01/2011 to 12/31/2011	$13.78817	$13.73472	1,437,215
01/01/2012 to 12/31/2012	$13.73472	$15.19367	495,243
01/01/2013 to 12/31/2013	$15.19367	$20.98384	722,604
01/01/2014 to 12/31/2014	$20.98384	$21.08606	341,491
01/01/2015 to 12/31/2015	$21.08606	$20.98143	310,904
01/01/2016 to 12/31/2016	$20.98143	$24.81155	268,146
01/01/2017 to 12/31/2017	$24.81155	$27.56822	233,143
01/01/2018 to 12/31/2018	$27.56822	$25.55249	171,943
01/01/2019 to 12/31/2019	$25.55249	$29.93521	152,702
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$9.65451	$11.59399	743,101
01/01/2011 to 12/31/2011	$11.59399	$10.93523	752,713
01/01/2012 to 12/31/2012	$10.93523	$12.49201	481,299
01/01/2013 to 12/31/2013	$12.49201	$16.91462	412,071
01/01/2014 to 12/31/2014	$16.91462	$17.60271	237,908
01/01/2015 to 12/31/2015	$17.60271	$15.87910	251,343
01/01/2016 to 12/31/2016	$15.87910	$20.11199	295,966
01/01/2017 to 12/31/2017	$20.11199	$21.70203	178,645
01/01/2018 to 12/31/2018	$21.70203	$18.30803	144,824
01/01/2019 to 12/31/2019	$18.30803	$22.06891	119,465

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Technology
01/01/2010 to 12/31/2010	$8.77621	$9.55781	652,534
01/01/2011 to 12/31/2011	$9.55781	$9.27196	719,037
01/01/2012 to 12/31/2012	$9.27196	$10.05858	287,188
01/01/2013 to 12/31/2013	$10.05858	$12.38490	175,316
01/01/2014 to 12/31/2014	$12.38490	$14.38710	179,412
01/01/2015 to 12/31/2015	$14.38710	$14.48967	124,421
01/01/2016 to 12/31/2016	$14.48967	$16.01021	119,435
01/01/2017 to 12/31/2017	$16.01021	$21.28733	82,610
01/01/2018 to 12/31/2018	$21.28733	$20.45365	58,080
01/01/2019 to 12/31/2019	$20.45365	$29.20553	63,194
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$7.20798	$8.20115	847,216
01/01/2011 to 12/31/2011	$8.20115	$8.21681	476,200
01/01/2012 to 12/31/2012	$8.21681	$9.41587	486,914
01/01/2013 to 12/31/2013	$9.41587	$10.37826	375,062
01/01/2014 to 12/31/2014	$10.37826	$10.26467	329,989
01/01/2015 to 12/31/2015	$10.26467	$10.24892	246,225
01/01/2016 to 12/31/2016	$10.24892	$12.26323	259,808
01/01/2017 to 12/31/2017	$12.26323	$11.80524	206,948
01/01/2018 to 12/31/2018	$11.80524	$9.85577	140,704
01/01/2019 to 12/31/2019	$9.85577	$11.12471	169,880
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$12.53843	$13.57748	1,042,250
01/01/2011 to 12/31/2011	$13.57748	$19.16526	1,145,039
01/01/2012 to 12/31/2012	$19.16526	$19.03182	721,134
01/01/2013 to 12/31/2013	$19.03182	$15.14014	419,798
01/01/2014 to 12/31/2014	$15.14014	$20.30924	243,348
01/01/2015 to 12/31/2015	$20.30924	$18.84732	307,076
01/01/2016 to 12/31/2016	$18.84732	$18.48017	132,889
01/01/2017 to 12/31/2017	$18.48017	$19.90052	64,074
01/01/2018 to 12/31/2018	$19.90052	$18.50902	50,825
01/01/2019 to 12/31/2019	$18.50902	$21.52063	55,922
ProFund VP UltraBull
01/01/2010 to 12/31/2010	$6.49713	$7.80642	914,644
01/01/2011 to 12/31/2011	$7.80642	$7.30702	689,374
01/01/2012 to 12/31/2012	$7.30702	$9.26411	451,227
01/01/2013 to 12/31/2013	$9.26411	$15.31166	302,573
01/01/2014 to 12/31/2014	$15.31166	$18.55847	265,404
01/01/2015 to 12/31/2015	$18.55847	$17.72596	202,056
01/01/2016 to 12/31/2016	$17.72596	$20.67716	90,526
01/01/2017 to 12/31/2017	$20.67716	$28.67909	85,450
01/01/2018 to 12/31/2018	$28.67909	$23.82990	72,451
01/01/2019 to 12/31/2019	$23.82990	$37.53854	44,442
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$8.22543	$12.10861	1,530,577
01/01/2011 to 12/31/2011	$12.10861	$10.28371	591,778
01/01/2012 to 12/31/2012	$10.28371	$13.39974	516,451
01/01/2013 to 12/31/2013	$13.39974	$22.48468	317,543
01/01/2014 to 12/31/2014	$22.48468	$25.50653	386,697
01/01/2015 to 12/31/2015	$25.50653	$22.79049	377,840
01/01/2016 to 12/31/2016	$22.79049	$30.91353	280,604
01/01/2017 to 12/31/2017	$30.91353	$39.17943	77,938
01/01/2018 to 12/31/2018	$39.17943	$28.21463	66,543
01/01/2019 to 12/31/2019	$28.21463	$41.01036	46,004

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraNASDAQ-100
01/01/2010 to 12/31/2010	$5.62648	$7.48276	1,359,439
01/01/2011 to 12/31/2011	$7.48276	$7.27165	1,795,997
01/01/2012 to 12/31/2012	$7.27165	$9.56529	563,727
01/01/2013 to 12/31/2013	$9.56529	$16.84373	561,715
01/01/2014 to 12/31/2014	$16.84373	$22.50303	414,291
01/01/2015 to 12/31/2015	$22.50303	$25.14240	345,567
01/01/2016 to 12/31/2016	$25.14240	$26.86092	255,704
01/01/2017 to 12/31/2017	$26.86092	$44.47219	231,119
01/01/2018 to 12/31/2018	$44.47219	$39.52168	211,982
01/01/2019 to 12/31/2019	$39.52168	$69.83579	104,210
ProFund VP UltraSmall-Cap
01/01/2010 to 12/31/2010	$7.38773	$10.78566	930,703
01/01/2011 to 12/31/2011	$10.78566	$8.61004	508,081
01/01/2012 to 12/31/2012	$8.61004	$10.96696	395,941
01/01/2013 to 12/31/2013	$10.96696	$20.13338	296,920
01/01/2014 to 12/31/2014	$20.13338	$20.86627	228,008
01/01/2015 to 12/31/2015	$20.86627	$17.85902	162,041
01/01/2016 to 12/31/2016	$17.85902	$24.51956	122,124
01/01/2017 to 12/31/2017	$24.51956	$30.19325	111,197
01/01/2018 to 12/31/2018	$30.19325	$21.68909	66,206
01/01/2019 to 12/31/2019	$21.68909	$31.42716	59,199
ProFund VP Utilities
01/01/2010 to 12/31/2010	$12.26510	$12.78064	893,746
01/01/2011 to 12/31/2011	$12.78064	$14.77119	1,349,692
01/01/2012 to 12/31/2012	$14.77119	$14.54751	788,140
01/01/2013 to 12/31/2013	$14.54751	$16.21221	725,550
01/01/2014 to 12/31/2014	$16.21221	$20.07212	821,630
01/01/2015 to 12/31/2015	$20.07212	$18.47707	503,397
01/01/2016 to 12/31/2016	$18.47707	$20.91283	462,262
01/01/2017 to 12/31/2017	$20.91283	$22.75718	486,229
01/01/2018 to 12/31/2018	$22.75718	$23.02523	289,388
01/01/2019 to 12/31/2019	$23.02523	$27.82551	313,144
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$11.12185	$12.47084	346,910
01/01/2011 to 12/31/2011	$12.47084	$10.43600	327,254
01/01/2012 to 12/31/2012	$10.43600	$12.56220	230,539
01/01/2013 to 12/31/2013	$12.56220	$14.68616	101,416
01/01/2014 to 12/31/2014	$14.68616	$13.61838	73,228
01/01/2015 to 12/31/2015	$13.61838	$13.84461	63,745
01/01/2016 to 12/31/2016	$13.84461	$13.12893	56,615
01/01/2017 to 12/31/2017	$13.12893	$17.53748	66,125
01/01/2018 to 12/31/2018	$17.53748	$15.03689	76,788
01/01/2019 to 12/31/2019	$15.03689	$19.57785	39,236
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$13.32619	$16.11364	637,587
01/01/2011 to 12/31/2011	$16.11364	$13.82121	523,908
01/01/2012 to 12/31/2012	$13.82121	$15.45248	401,945
01/01/2013 to 12/31/2013	$15.45248	$18.22775	283,907
01/01/2014 to 12/31/2014	$18.22775	$16.97668	217,416
01/01/2015 to 12/31/2015	$16.97668	$17.07985	210,347
01/01/2016 to 12/31/2016	$17.07985	$17.34553	138,372
01/01/2017 to 12/31/2017	$17.34553	$21.30098	113,199
01/01/2018 to 12/31/2018	$21.30098	$17.41592	73,608
01/01/2019 to 12/31/2019	$17.41592	$19.78390	59,322

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.54043	$15.81530	385,986
01/01/2011 to 12/31/2011	$15.81530	$14.72149	411,256
01/01/2012 to 12/31/2012	$14.72149	$17.48336	413,544
01/01/2013 to 12/31/2013	$17.48336	$24.11014	306,342
01/01/2014 to 12/31/2014	$24.11014	$24.68160	201,332
01/01/2015 to 12/31/2015	$24.68160	$24.66780	142,859
01/01/2016 to 12/31/2016	$24.66780	$24.44784	93,681
01/01/2017 to 12/31/2017	$24.44784	$32.45008	70,682
01/01/2018 to 12/31/2018	$32.45008	$32.07718	55,802
01/01/2019 to 12/31/2019	$32.07718	$43.34529	45,145
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59327	$12.24845	617,813
01/01/2011 to 12/31/2011	$12.24845	$11.52354	383,450
01/01/2012 to 12/31/2012	$11.52354	$12.25238	264,060
01/01/2013 to 12/31/2013	$12.25238	$18.14246	293,944
01/01/2014 to 12/31/2014	$18.14246	$17.54440	192,275
01/01/2015 to 12/31/2015	$17.54440	$16.80023	164,785
01/01/2016 to 12/31/2016	$16.80023	$17.86272	131,068
01/01/2017 to 12/31/2017	$17.86272	$22.16101	107,764
01/01/2018 to 12/31/2018	$22.16101	$22.11458	86,180
01/01/2019 to 12/31/2019	$22.11458	$27.25482	84,707
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any two of GRO Plus, EBP or HAV or with anyone of combo 5% or HDV OR With LT5, HAV & EBP or with any combo 5% or HDV & LT5 or GMWB, HDV and EPB OR HD GRO 60 bps and Combo DB OR HD GRO 60 bps, EBP and HAV OR GRO Plus
2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP and HAV - Cliff M&E (1.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.63817	$14.45030	0
01/01/2011 to 12/31/2011	$14.45030	$14.58775	0
01/01/2012 to 12/31/2012	$14.58775	$16.35631	0
01/01/2013 to 12/31/2013	$16.35631	$17.68000	0
01/01/2014 to 12/31/2014	$17.68000	$17.77689	0
01/01/2015 to 12/31/2015	$17.77689	$17.49271	0
01/01/2016 to 12/31/2016	$17.49271	$18.73438	0
01/01/2017 to 12/31/2017	$18.73438	$19.28997	0
01/01/2018 to 12/31/2018	$19.28997	$18.83463	0
01/01/2019 to 12/31/2019	$18.83463	$20.80543	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.65715	$10.62342	8,125,948
01/01/2011 to 12/31/2011	$10.62342	$10.16021	5,875,413
01/01/2012 to 12/31/2012	$10.16021	$11.23660	5,884,306
01/01/2013 to 12/31/2013	$11.23660	$12.14110	5,528,716
01/01/2014 to 12/31/2014	$12.14110	$12.38416	5,179,509
01/01/2015 to 12/31/2015	$12.38416	$11.77568	4,428,306
01/01/2016 to 12/31/2016	$11.77568	$12.30311	5,115,774
01/01/2017 to 12/31/2017	$12.30311	$13.60970	5,435,676
01/01/2018 to 12/31/2018	$13.60970	$12.28244	4,345,473
01/01/2019 to 12/31/2019	$12.28244	$14.00500	4,229,850
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.79867	$10.94686	5,137,092
01/01/2011 to 12/31/2011	$10.94686	$10.76756	3,694,717
01/01/2012 to 12/31/2012	$10.76756	$12.02278	4,319,358
01/01/2013 to 12/31/2013	$12.02278	$13.76807	4,466,220
01/01/2014 to 12/31/2014	$13.76807	$14.35329	4,186,938
01/01/2015 to 12/31/2015	$14.35329	$14.21546	4,159,391
01/01/2016 to 12/31/2016	$14.21546	$14.95984	4,179,308
01/01/2017 to 12/31/2017	$14.95984	$17.18671	4,334,893
01/01/2018 to 12/31/2018	$17.18671	$15.89051	3,720,485
01/01/2019 to 12/31/2019	$15.89051	$19.02523	3,336,966
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.66143	$9.52404	3,744,133
01/01/2011 to 12/31/2011	$9.52404	$9.18770	2,822,961
01/01/2012 to 12/31/2012	$9.18770	$9.95484	3,000,554
01/01/2013 to 12/31/2013	$9.95484	$10.99734	2,844,187
01/01/2014 to 12/31/2014	$10.99734	$11.36017	2,575,009
01/01/2015 to 12/31/2015	$11.36017	$11.14282	2,487,132
01/01/2016 to 12/31/2016	$11.14282	$11.47536	2,059,418
01/01/2017 to 12/31/2017	$11.47536	$13.10531	1,838,246
01/01/2018 to 12/31/2018	$13.10531	$11.85723	1,388,173
01/01/2019 to 12/31/2019	$11.85723	$13.75231	1,360,967

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99855	$11.62919	156
01/01/2014 to 12/31/2014	$11.62919	$12.93054	8,101
01/01/2015 to 12/31/2015	$12.93054	$12.92367	5,346
01/01/2016 to 12/31/2016	$12.92367	$14.05695	6,271
01/01/2017 to 12/31/2017	$14.05695	$16.86894	6,250
01/01/2018 to 12/31/2018	$16.86894	$15.22412	5,936
01/01/2019 to 12/31/2019	$15.22412	$18.33502	5,522
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.90390	$10.92891	8,699,486
01/01/2011 to 12/31/2011	$10.92891	$10.60742	6,901,091
01/01/2012 to 12/31/2012	$10.60742	$11.72163	7,178,712
01/01/2013 to 12/31/2013	$11.72163	$13.54891	7,213,994
01/01/2014 to 12/31/2014	$13.54891	$14.17999	6,928,953
01/01/2015 to 12/31/2015	$14.17999	$13.99822	6,370,391
01/01/2016 to 12/31/2016	$13.99822	$14.62010	6,091,878
01/01/2017 to 12/31/2017	$14.62010	$16.50613	5,967,029
01/01/2018 to 12/31/2018	$16.50613	$15.41559	5,002,157
01/01/2019 to 12/31/2019	$15.41559	$18.08687	4,210,738
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99855	$9.16071	186,720
01/01/2012 to 12/31/2012	$9.16071	$10.07084	329,722
01/01/2013 to 12/31/2013	$10.07084	$10.96850	394,788
01/01/2014 to 12/31/2014	$10.96850	$11.30407	406,475
01/01/2015 to 12/31/2015	$11.30407	$10.77295	361,094
01/01/2016 to 12/31/2016	$10.77295	$11.32163	337,401
01/01/2017 to 12/31/2017	$11.32163	$12.52694	389,330
01/01/2018 to 12/31/2018	$12.52694	$11.65698	287,604
01/01/2019 to 12/31/2019	$11.65698	$13.47108	257,025
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.80100	$12.04650	1,296,102
01/01/2011 to 12/31/2011	$12.04650	$12.10217	1,090,180
01/01/2012 to 12/31/2012	$12.10217	$12.44836	906,164
01/01/2013 to 12/31/2013	$12.44836	$11.96463	703,101
01/01/2014 to 12/31/2014	$11.96463	$11.74380	547,508
01/01/2015 to 12/31/2015	$11.74380	$11.59403	857,210
01/01/2016 to 12/31/2016	$11.59403	$11.57816	799,501
01/01/2017 to 12/31/2017	$11.57816	$11.57019	750,772
01/01/2018 to 12/31/2018	$11.57019	$11.45132	578,536
01/01/2019 to 12/31/2019	$11.45132	$11.77079	620,442
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$13.03290	$13.79312	5,823,131
01/01/2011 to 12/31/2011	$13.79312	$13.98276	4,380,484
01/01/2012 to 12/31/2012	$13.98276	$15.01832	4,925,654
01/01/2013 to 12/31/2013	$15.01832	$14.48445	3,565,817
01/01/2014 to 12/31/2014	$14.48445	$14.83306	3,009,945
01/01/2015 to 12/31/2015	$14.83306	$14.26635	2,576,957
01/01/2016 to 12/31/2016	$14.26635	$14.60989	2,307,541
01/01/2017 to 12/31/2017	$14.60989	$14.98099	2,274,153
01/01/2018 to 12/31/2018	$14.98099	$14.62034	1,767,182
01/01/2019 to 12/31/2019	$14.62034	$15.68969	1,732,841

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.42890	$12.50461	0
01/01/2011 to 12/31/2011	$12.50461	$14.24847	0
01/01/2012 to 12/31/2012	$14.24847	$14.81902	6,636
01/01/2013 to 12/31/2013	$14.81902	$13.85626	14,495
01/01/2014 to 12/31/2014	$13.85626	$14.19429	14,774
01/01/2015 to 12/31/2015	$14.19429	$14.09528	14,214
01/01/2016 to 12/31/2016	$14.09528	$14.04946	18,351
01/01/2017 to 12/31/2017	$14.04946	$13.90909	7,968
01/01/2018 to 12/31/2018	$13.90909	$13.74198	35,458
01/01/2019 to 12/31/2019	$13.74198	$13.69009	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.79336	$9.66280	3,398
01/01/2011 to 12/31/2011	$9.66280	$11.26692	0
01/01/2012 to 12/31/2012	$11.26692	$11.76908	0
01/01/2013 to 12/31/2013	$11.76908	$10.80965	16,844
01/01/2014 to 12/31/2014	$10.80965	$11.27460	10,653
01/01/2015 to 12/31/2015	$11.27460	$11.24644	20,182
01/01/2016 to 12/31/2016	$11.24644	$11.26611	23,126
01/01/2017 to 12/31/2017	$11.26611	$11.16747	6,719
01/01/2018 to 12/31/2018	$11.16747	$11.00306	8,226
01/01/2019 to 12/31/2019	$11.00306	$11.18885	25,374
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99807	$11.01382	7,539
01/01/2011 to 12/31/2011	$11.01382	$13.01813	17,990
01/01/2012 to 12/31/2012	$13.01813	$13.65902	13,667
01/01/2013 to 12/31/2013	$13.65902	$12.48048	0
01/01/2014 to 12/31/2014	$12.48048	$13.20393	18,265
01/01/2015 to 12/31/2015	$13.20393	$13.20422	31,983
01/01/2016 to 12/31/2016	$13.20422	$13.23741	26,402
01/01/2017 to 12/31/2017	$13.23741	$13.21187	22,977
01/01/2018 to 12/31/2018	$13.21187	$12.98823	18,681
01/01/2019 to 12/31/2019	$12.98823	$13.40763	11,811
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99855	$12.02655	25,532
01/01/2012 to 12/31/2012	$12.02655	$12.50667	28,286
01/01/2013 to 12/31/2013	$12.50667	$11.09033	0
01/01/2014 to 12/31/2014	$11.09033	$12.02605	0
01/01/2015 to 12/31/2015	$12.02605	$12.06336	6,251
01/01/2016 to 12/31/2016	$12.06336	$12.06912	25,744
01/01/2017 to 12/31/2017	$12.06912	$12.04449	2,179
01/01/2018 to 12/31/2018	$12.04449	$11.81508	7,386
01/01/2019 to 12/31/2019	$11.81508	$12.29218	7,382
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99807	$10.40427	2,207
01/01/2013 to 12/31/2013	$10.40427	$9.17959	88,547
01/01/2014 to 12/31/2014	$9.17959	$10.15710	52,160
01/01/2015 to 12/31/2015	$10.15710	$10.24960	37,491
01/01/2016 to 12/31/2016	$10.24960	$10.26297	7,143
01/01/2017 to 12/31/2017	$10.26297	$10.25483	0
01/01/2018 to 12/31/2018	$10.25483	$10.04793	0
01/01/2019 to 12/31/2019	$10.04793	$10.51460	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99903	$8.75399	7,589
01/01/2014 to 12/31/2014	$8.75399	$9.85574	17,205
01/01/2015 to 12/31/2015	$9.85574	$9.95833	0
01/01/2016 to 12/31/2016	$9.95833	$9.97090	0
01/01/2017 to 12/31/2017	$9.97090	$9.96165	21,955
01/01/2018 to 12/31/2018	$9.96165	$9.72336	27,330
01/01/2019 to 12/31/2019	$9.72336	$10.31323	6,466
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99903	$11.30862	0
01/01/2015 to 12/31/2015	$11.30862	$11.33279	46,453
01/01/2016 to 12/31/2016	$11.33279	$11.41003	12,131
01/01/2017 to 12/31/2017	$11.41003	$11.41597	9,262
01/01/2018 to 12/31/2018	$11.41597	$11.13272	13,933
01/01/2019 to 12/31/2019	$11.13272	$11.89143	10,916
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99903	$9.94290	7,437
01/01/2016 to 12/31/2016	$9.94290	$9.97214	33,756
01/01/2017 to 12/31/2017	$9.97214	$10.03527	20,710
01/01/2018 to 12/31/2018	$10.03527	$9.75608	77,424
01/01/2019 to 12/31/2019	$9.75608	$10.54664	55,897
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99807	$9.88450	12,840
01/01/2017 to 12/31/2017	$9.88450	$9.97270	0
01/01/2018 to 12/31/2018	$9.97270	$9.67388	29,970
01/01/2019 to 12/31/2019	$9.67388	$10.52027	9,672
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99807	$10.04167	0
01/01/2018 to 12/31/2018	$10.04167	$9.66224	0
01/01/2019 to 12/31/2019	$9.66224	$10.59343	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99807	$9.66686	0
01/01/2019 to 12/31/2019	$9.66686	$10.66568	3,250
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99903	$11.23986	6,920
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.48306	$10.56341	9,541,918
01/01/2011 to 12/31/2011	$10.56341	$10.12691	6,564,135
01/01/2012 to 12/31/2012	$10.12691	$11.31486	7,253,930
01/01/2013 to 12/31/2013	$11.31486	$13.63820	8,307,070
01/01/2014 to 12/31/2014	$13.63820	$14.33687	8,547,398
01/01/2015 to 12/31/2015	$14.33687	$14.16113	9,055,976
01/01/2016 to 12/31/2016	$14.16113	$14.86507	10,531,864
01/01/2017 to 12/31/2017	$14.86507	$17.21852	11,826,324
01/01/2018 to 12/31/2018	$17.21852	$15.86384	10,463,119
01/01/2019 to 12/31/2019	$15.86384	$19.05375	9,457,556
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99855	$11.65291	31,689
01/01/2014 to 12/31/2014	$11.65291	$13.00714	77,924
01/01/2015 to 12/31/2015	$13.00714	$12.32303	59,576
01/01/2016 to 12/31/2016	$12.32303	$13.91121	159,813
01/01/2017 to 12/31/2017	$13.91121	$16.18384	149,332
01/01/2018 to 12/31/2018	$16.18384	$15.14147	104,115
01/01/2019 to 12/31/2019	$15.14147	$19.49291	140,838

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.11100	$9.57883	151,468
01/01/2011 to 12/31/2011	$9.57883	$8.93719	88,211
01/01/2012 to 12/31/2012	$8.93719	$11.13416	113,541
01/01/2013 to 12/31/2013	$11.13416	$11.41493	120,665
01/01/2014 to 12/31/2014	$11.41493	$12.77679	124,541
01/01/2015 to 12/31/2015	$12.77679	$12.54197	95,667
01/01/2016 to 12/31/2016	$12.54197	$12.43328	78,979
01/01/2017 to 12/31/2017	$12.43328	$13.54615	87,874
01/01/2018 to 12/31/2018	$13.54615	$12.68106	64,019
01/01/2019 to 12/31/2019	$12.68106	$15.58966	60,046
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.63864	$23.56687	111,924
01/01/2011 to 12/31/2011	$23.56687	$24.68110	97,984
01/01/2012 to 12/31/2012	$24.68110	$27.97033	103,989
01/01/2013 to 12/31/2013	$27.97033	$28.34178	114,992
01/01/2014 to 12/31/2014	$28.34178	$36.45418	117,778
01/01/2015 to 12/31/2015	$36.45418	$37.55126	105,608
01/01/2016 to 12/31/2016	$37.55126	$38.67216	99,555
01/01/2017 to 12/31/2017	$38.67216	$40.37022	92,571
01/01/2018 to 12/31/2018	$40.37022	$37.77416	69,768
01/01/2019 to 12/31/2019	$37.77416	$48.69874	68,927
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.83094	$9.92266	4,948,687
01/01/2011 to 12/31/2011	$9.92266	$9.60257	3,579,527
01/01/2012 to 12/31/2012	$9.60257	$10.43766	4,166,207
01/01/2013 to 12/31/2013	$10.43766	$11.76870	3,954,033
01/01/2014 to 12/31/2014	$11.76870	$11.92722	3,548,387
01/01/2015 to 12/31/2015	$11.92722	$11.83453	3,314,206
01/01/2016 to 12/31/2016	$11.83453	$12.12241	3,455,101
01/01/2017 to 12/31/2017	$12.12241	$13.87279	3,458,948
01/01/2018 to 12/31/2018	$13.87279	$12.57314	2,715,627
01/01/2019 to 12/31/2019	$12.57314	$14.82385	2,613,441
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.17971	$10.06507	2,606,302
01/01/2011 to 12/31/2011	$10.06507	$9.83904	2,336,688
01/01/2012 to 12/31/2012	$9.83904	$10.64584	2,364,544
01/01/2013 to 12/31/2013	$10.64584	$11.48677	2,165,383
01/01/2014 to 12/31/2014	$11.48677	$11.74187	1,933,669
01/01/2015 to 12/31/2015	$11.74187	$11.43142	1,810,382
01/01/2016 to 12/31/2016	$11.43142	$11.82219	1,514,534
01/01/2017 to 12/31/2017	$11.82219	$13.04258	1,539,086
01/01/2018 to 12/31/2018	$13.04258	$11.90876	1,105,668
01/01/2019 to 12/31/2019	$11.90876	$13.57499	1,066,052
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$16.43866	$20.47422	129,429
01/01/2011 to 12/31/2011	$20.47422	$20.37828	104,405
01/01/2012 to 12/31/2012	$20.37828	$23.16251	115,043
01/01/2013 to 12/31/2013	$23.16251	$31.59005	157,388
01/01/2014 to 12/31/2014	$31.59005	$33.27127	133,833
01/01/2015 to 12/31/2015	$33.27127	$30.89292	110,086
01/01/2016 to 12/31/2016	$30.89292	$37.73307	98,235
01/01/2017 to 12/31/2017	$37.73307	$41.59308	99,635
01/01/2018 to 12/31/2018	$41.59308	$35.11413	78,766
01/01/2019 to 12/31/2019	$35.11413	$42.30916	68,762

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.37644	$10.19747	3,952,695
01/01/2011 to 12/31/2011	$10.19747	$10.02162	3,134,616
01/01/2012 to 12/31/2012	$10.02162	$9.84639	2,455,891
01/01/2013 to 12/31/2013	$9.84639	$9.67421	1,802,602
01/01/2014 to 12/31/2014	$9.67421	$9.50498	1,296,519
01/01/2015 to 12/31/2015	$9.50498	$9.33860	1,151,161
01/01/2016 to 12/31/2016	$9.33860	$9.17554	841,993
01/01/2017 to 12/31/2017	$9.17554	$9.04623	749,560
01/01/2018 to 12/31/2018	$9.04623	$9.00255	809,235
01/01/2019 to 12/31/2019	$9.00255	$8.99456	812,577
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$14.14141	$15.76963	372,390
01/01/2011 to 12/31/2011	$15.76963	$15.98574	364,824
01/01/2012 to 12/31/2012	$15.98574	$17.88465	373,793
01/01/2013 to 12/31/2013	$17.88465	$18.83343	284,857
01/01/2014 to 12/31/2014	$18.83343	$18.97716	193,814
01/01/2015 to 12/31/2015	$18.97716	$17.98062	124,285
01/01/2016 to 12/31/2016	$17.98062	$20.38674	136,303
01/01/2017 to 12/31/2017	$20.38674	$21.52750	96,141
01/01/2018 to 12/31/2018	$21.52750	$20.72868	62,505
01/01/2019 to 12/31/2019	$20.72868	$23.48188	60,552
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.35751	$11.51542	329,940
01/01/2011 to 12/31/2011	$11.51542	$10.84080	425,797
01/01/2012 to 12/31/2012	$10.84080	$12.44941	310,531
01/01/2013 to 12/31/2013	$12.44941	$17.10723	379,818
01/01/2014 to 12/31/2014	$17.10723	$19.11836	413,328
01/01/2015 to 12/31/2015	$19.11836	$17.31194	275,746
01/01/2016 to 12/31/2016	$17.31194	$20.39212	279,784
01/01/2017 to 12/31/2017	$20.39212	$23.88169	292,993
01/01/2018 to 12/31/2018	$23.88169	$20.14111	261,865
01/01/2019 to 12/31/2019	$20.14111	$25.63089	217,603
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.79563	$17.76929	425,028
01/01/2011 to 12/31/2011	$17.76929	$15.20229	278,398
01/01/2012 to 12/31/2012	$15.20229	$17.97783	225,134
01/01/2013 to 12/31/2013	$17.97783	$21.02934	314,013
01/01/2014 to 12/31/2014	$21.02934	$19.51986	326,012
01/01/2015 to 12/31/2015	$19.51986	$19.78207	473,313
01/01/2016 to 12/31/2016	$19.78207	$18.70224	457,159
01/01/2017 to 12/31/2017	$18.70224	$24.88572	398,555
01/01/2018 to 12/31/2018	$24.88572	$21.18863	357,085
01/01/2019 to 12/31/2019	$21.18863	$27.50285	294,031
AST International Value Portfolio
01/01/2010 to 12/31/2010	$17.49898	$19.09827	223,400
01/01/2011 to 12/31/2011	$19.09827	$16.40960	166,971
01/01/2012 to 12/31/2012	$16.40960	$18.81076	154,255
01/01/2013 to 12/31/2013	$18.81076	$22.07952	154,201
01/01/2014 to 12/31/2014	$22.07952	$20.23887	152,233
01/01/2015 to 12/31/2015	$20.23887	$20.04716	141,426
01/01/2016 to 12/31/2016	$20.04716	$19.81148	140,840
01/01/2017 to 12/31/2017	$19.81148	$23.90642	143,641
01/01/2018 to 12/31/2018	$23.90642	$19.69597	122,316
01/01/2019 to 12/31/2019	$19.69597	$23.22590	122,831

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.72550	$12.76581	1,201,858
01/01/2011 to 12/31/2011	$12.76581	$14.10366	12,727,050
01/01/2012 to 12/31/2012	$14.10366	$15.15930	6,086,607
01/01/2013 to 12/31/2013	$15.15930	$14.41998	3,120,079
01/01/2014 to 12/31/2014	$14.41998	$15.12106	2,872,842
01/01/2015 to 12/31/2015	$15.12106	$15.03075	6,043,619
01/01/2016 to 12/31/2016	$15.03075	$15.38918	6,788,255
01/01/2017 to 12/31/2017	$15.38918	$15.77259	4,429,180
01/01/2018 to 12/31/2018	$15.77259	$15.45376	10,008,722
01/01/2019 to 12/31/2019	$15.45376	$16.88853	4,132,105
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.63217	$9.65296	2,099,781
01/01/2011 to 12/31/2011	$9.65296	$9.43023	1,614,883
01/01/2012 to 12/31/2012	$9.43023	$10.52347	1,676,781
01/01/2013 to 12/31/2013	$10.52347	$12.02268	1,947,729
01/01/2014 to 12/31/2014	$12.02268	$12.56407	1,729,141
01/01/2015 to 12/31/2015	$12.56407	$12.21485	1,553,113
01/01/2016 to 12/31/2016	$12.21485	$12.62766	1,344,530
01/01/2017 to 12/31/2017	$12.62766	$14.51108	1,335,429
01/01/2018 to 12/31/2018	$14.51108	$13.20485	1,028,840
01/01/2019 to 12/31/2019	$13.20485	$15.49463	994,770
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$15.98943	$16.83610	185,707
01/01/2011 to 12/31/2011	$16.83610	$15.02818	114,544
01/01/2012 to 12/31/2012	$15.02818	$17.99969	173,844
01/01/2013 to 12/31/2013	$17.99969	$20.40126	175,509
01/01/2014 to 12/31/2014	$20.40126	$18.76843	156,627
01/01/2015 to 12/31/2015	$18.76843	$17.92460	171,675
01/01/2016 to 12/31/2016	$17.92460	$17.95183	137,075
01/01/2017 to 12/31/2017	$17.95183	$22.86516	132,045
01/01/2018 to 12/31/2018	$22.86516	$18.53875	105,632
01/01/2019 to 12/31/2019	$18.53875	$23.17284	89,273
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$14.20207	$14.97484	4,994,247
01/01/2011 to 12/31/2011	$14.97484	$14.74746	3,977,587
01/01/2012 to 12/31/2012	$14.74746	$16.04225	3,829,637
01/01/2013 to 12/31/2013	$16.04225	$17.50043	3,462,249
01/01/2014 to 12/31/2014	$17.50043	$18.13108	3,177,278
01/01/2015 to 12/31/2015	$18.13108	$17.78125	2,824,592
01/01/2016 to 12/31/2016	$17.78125	$18.14126	2,384,308
01/01/2017 to 12/31/2017	$18.14126	$19.98884	2,262,013
01/01/2018 to 12/31/2018	$19.98884	$18.63046	1,739,410
01/01/2019 to 12/31/2019	$18.63046	$20.97851	1,739,091
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28925	$11.25323	753
01/01/2011 to 12/31/2011	$11.25323	$11.12979	4,670
01/01/2012 to 12/31/2012	$11.12979	$12.59544	18,242
01/01/2013 to 12/31/2013	$12.59544	$16.89137	9,071
01/01/2014 to 12/31/2014	$16.89137	$18.17306	7,488
01/01/2015 to 12/31/2015	$18.17306	$19.75381	6,345
01/01/2016 to 12/31/2016	$19.75381	$19.12458	3,338
01/01/2017 to 12/31/2017	$19.12458	$25.52350	902
01/01/2018 to 12/31/2018	$25.52350	$24.67047	421
01/01/2019 to 12/31/2019	$24.67047	$32.14124	597

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.33943	$14.51829	935,347
01/01/2011 to 12/31/2011	$14.51829	$14.13424	601,374
01/01/2012 to 12/31/2012	$14.13424	$15.58994	530,840
01/01/2013 to 12/31/2013	$15.58994	$20.92511	528,924
01/01/2014 to 12/31/2014	$20.92511	$22.73616	586,879
01/01/2015 to 12/31/2015	$22.73616	$24.58810	849,112
01/01/2016 to 12/31/2016	$24.58810	$25.50592	801,880
01/01/2017 to 12/31/2017	$25.50592	$33.32826	654,811
01/01/2018 to 12/31/2018	$33.32826	$31.86178	512,135
01/01/2019 to 12/31/2019	$31.86178	$41.20602	408,058
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$16.67123	$18.35279	118,460
01/01/2011 to 12/31/2011	$18.35279	$17.46724	117,512
01/01/2012 to 12/31/2012	$17.46724	$21.12163	124,134
01/01/2013 to 12/31/2013	$21.12163	$26.48669	154,845
01/01/2014 to 12/31/2014	$26.48669	$26.96790	125,007
01/01/2015 to 12/31/2015	$26.96790	$26.10762	149,136
01/01/2016 to 12/31/2016	$26.10762	$27.47602	123,010
01/01/2017 to 12/31/2017	$27.47602	$33.43249	144,725
01/01/2018 to 12/31/2018	$33.43249	$29.70658	123,621
01/01/2019 to 12/31/2019	$29.70658	$37.93040	89,865
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99855	$10.31667	463,129
01/01/2013 to 12/31/2013	$10.31667	$12.05335	472,377
01/01/2014 to 12/31/2014	$12.05335	$12.45104	452,235
01/01/2015 to 12/31/2015	$12.45104	$12.08130	486,795
01/01/2016 to 12/31/2016	$12.08130	$12.38336	452,038
01/01/2017 to 12/31/2017	$12.38336	$14.17395	457,856
01/01/2018 to 12/31/2018	$14.17395	$12.77230	399,178
01/01/2019 to 12/31/2019	$12.77230	$15.40523	407,317
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.09613	$13.40401	285,466
01/01/2011 to 12/31/2011	$13.40401	$13.09159	256,621
01/01/2012 to 12/31/2012	$13.09159	$15.05961	275,009
01/01/2013 to 12/31/2013	$15.05961	$20.22726	302,283
01/01/2014 to 12/31/2014	$20.22726	$21.60425	310,671
01/01/2015 to 12/31/2015	$21.60425	$22.76053	252,986
01/01/2016 to 12/31/2016	$22.76053	$22.79055	271,152
01/01/2017 to 12/31/2017	$22.79055	$29.26922	229,822
01/01/2018 to 12/31/2018	$29.26922	$29.37245	187,944
01/01/2019 to 12/31/2019	$29.37245	$39.76100	123,550
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99855	$10.19294	0
01/01/2013 to 12/31/2013	$10.19294	$13.47007	21,063
01/01/2014 to 12/31/2014	$13.47007	$14.58654	25,568
01/01/2015 to 12/31/2015	$14.58654	$14.22763	166,564
01/01/2016 to 12/31/2016	$14.22763	$15.85876	152,994
01/01/2017 to 12/31/2017	$15.85876	$18.28388	165,302
01/01/2018 to 12/31/2018	$18.28388	$16.13891	65,652
01/01/2019 to 12/31/2019	$16.13891	$20.50995	83,730

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$16.51748	$19.44585	254,558
01/01/2011 to 12/31/2011	$19.44585	$18.53715	155,235
01/01/2012 to 12/31/2012	$18.53715	$21.78458	158,856
01/01/2013 to 12/31/2013	$21.78458	$28.29346	227,835
01/01/2014 to 12/31/2014	$28.29346	$31.00280	190,945
01/01/2015 to 12/31/2015	$31.00280	$28.72842	378,605
01/01/2016 to 12/31/2016	$28.72842	$28.69095	307,315
01/01/2017 to 12/31/2017	$28.69095	$35.82719	288,979
01/01/2018 to 12/31/2018	$35.82719	$33.66610	225,445
01/01/2019 to 12/31/2019	$33.66610	$43.05143	197,904
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.35507	$18.62218	179,576
01/01/2011 to 12/31/2011	$18.62218	$17.84214	124,275
01/01/2012 to 12/31/2012	$17.84214	$20.53196	124,963
01/01/2013 to 12/31/2013	$20.53196	$28.64693	168,627
01/01/2014 to 12/31/2014	$28.64693	$32.15645	158,533
01/01/2015 to 12/31/2015	$32.15645	$29.81278	177,875
01/01/2016 to 12/31/2016	$29.81278	$34.63206	193,618
01/01/2017 to 12/31/2017	$34.63206	$38.71972	181,114
01/01/2018 to 12/31/2018	$38.71972	$31.78356	153,490
01/01/2019 to 12/31/2019	$31.78356	$37.78993	121,120
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.11477	$10.94971	575,179
01/01/2011 to 12/31/2011	$10.94971	$8.57738	282,385
01/01/2012 to 12/31/2012	$8.57738	$9.93805	278,402
01/01/2013 to 12/31/2013	$9.93805	$9.78588	308,384
01/01/2014 to 12/31/2014	$9.78588	$9.16444	281,538
01/01/2015 to 12/31/2015	$9.16444	$7.49785	208,673
01/01/2016 to 12/31/2016	$7.49785	$8.27755	168,029
01/01/2017 to 12/31/2017	$8.27755	$10.27833	190,421
01/01/2018 to 12/31/2018	$10.27833	$8.67908	137,029
01/01/2019 to 12/31/2019	$8.67908	$9.66540	136,885
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.60857	$11.52492	8,285,111
01/01/2011 to 12/31/2011	$11.52492	$11.43633	9,292,075
01/01/2012 to 12/31/2012	$11.43633	$12.40155	7,824,702
01/01/2013 to 12/31/2013	$12.40155	$13.30696	6,555,353
01/01/2014 to 12/31/2014	$13.30696	$13.82909	5,989,981
01/01/2015 to 12/31/2015	$13.82909	$13.60662	5,625,965
01/01/2016 to 12/31/2016	$13.60662	$14.10775	5,238,577
01/01/2017 to 12/31/2017	$14.10775	$15.26565	5,151,954
01/01/2018 to 12/31/2018	$15.26565	$14.57123	4,152,293
01/01/2019 to 12/31/2019	$14.57123	$16.42651	3,794,193
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01847	$10.06887	68,332
01/01/2012 to 12/31/2012	$10.06887	$10.59579	127,200
01/01/2013 to 12/31/2013	$10.59579	$10.16961	131,237
01/01/2014 to 12/31/2014	$10.16961	$10.59719	254,998
01/01/2015 to 12/31/2015	$10.59719	$10.38389	282,766
01/01/2016 to 12/31/2016	$10.38389	$10.63198	236,361
01/01/2017 to 12/31/2017	$10.63198	$11.03886	262,174
01/01/2018 to 12/31/2018	$11.03886	$10.75653	276,572
01/01/2019 to 12/31/2019	$10.75653	$11.59915	322,007

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.26542	$9.66542	8,008,178
01/01/2011 to 12/31/2011	$9.66542	$8.90649	5,066,553
01/01/2012 to 12/31/2012	$8.90649	$9.88102	5,946,493
01/01/2013 to 12/31/2013	$9.88102	$11.36096	5,941,905
01/01/2014 to 12/31/2014	$11.36096	$12.18883	5,862,480
01/01/2015 to 12/31/2015	$12.18883	$11.90215	8,135,066
01/01/2016 to 12/31/2016	$11.90215	$12.87482	8,091,611
01/01/2017 to 12/31/2017	$12.87482	$14.68642	10,986,199
01/01/2018 to 12/31/2018	$14.68642	$13.33208	8,500,409
01/01/2019 to 12/31/2019	$13.33208	$15.61096	8,318,008
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99855	$11.66876	0
01/01/2014 to 12/31/2014	$11.66876	$13.21199	0
01/01/2015 to 12/31/2015	$13.21199	$13.18105	1,258
01/01/2016 to 12/31/2016	$13.18105	$14.35667	2,859
01/01/2017 to 12/31/2017	$14.35667	$17.12655	3,647
01/01/2018 to 12/31/2018	$17.12655	$15.62197	5,270
01/01/2019 to 12/31/2019	$15.62197	$19.21476	2,374
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$10.78726	$12.19354	93,648
01/01/2011 to 12/31/2011	$12.19354	$12.39470	80,817
01/01/2012 to 12/31/2012	$12.39470	$14.46745	119,164
01/01/2013 to 12/31/2013	$14.46745	$18.82386	96,916
01/01/2014 to 12/31/2014	$18.82386	$21.67803	132,779
01/01/2015 to 12/31/2015	$21.67803	$21.95449	128,612
01/01/2016 to 12/31/2016	$21.95449	$24.77356	122,940
01/01/2017 to 12/31/2017	$24.77356	$29.75736	102,896
01/01/2018 to 12/31/2018	$29.75736	$26.83159	71,013
01/01/2019 to 12/31/2019	$26.83159	$32.81171	63,417
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99855	$8.89388	34,097
01/01/2012 to 12/31/2012	$8.89388	$9.88784	34,416
01/01/2013 to 12/31/2013	$9.88784	$11.89068	807
01/01/2014 to 12/31/2014	$11.89068	$12.44210	1,920
01/01/2015 to 12/31/2015	$12.44210	$12.24277	17,419
01/01/2016 to 12/31/2016	$12.24277	$12.78960	22,923
01/01/2017 to 12/31/2017	$12.78960	$14.85220	29,060
01/01/2018 to 12/31/2018	$14.85220	$13.63837	43,295
01/01/2019 to 12/31/2019	$13.63837	$16.24103	39,472
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$18.53020	$24.13141	246,378
01/01/2011 to 12/31/2011	$24.13141	$20.60086	210,184
01/01/2012 to 12/31/2012	$20.60086	$24.30271	191,077
01/01/2013 to 12/31/2013	$24.30271	$33.62227	181,082
01/01/2014 to 12/31/2014	$33.62227	$34.66609	186,288
01/01/2015 to 12/31/2015	$34.66609	$34.51405	195,786
01/01/2016 to 12/31/2016	$34.51405	$36.52219	171,551
01/01/2017 to 12/31/2017	$36.52219	$45.82130	142,243
01/01/2018 to 12/31/2018	$45.82130	$40.13360	123,030
01/01/2019 to 12/31/2019	$40.13360	$53.81687	105,942

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.06704	$16.17360	260,929
01/01/2011 to 12/31/2011	$16.17360	$15.73532	118,967
01/01/2012 to 12/31/2012	$15.73532	$17.34188	165,254
01/01/2013 to 12/31/2013	$17.34188	$23.03153	236,534
01/01/2014 to 12/31/2014	$23.03153	$23.49266	202,822
01/01/2015 to 12/31/2015	$23.49266	$23.26285	176,556
01/01/2016 to 12/31/2016	$23.26285	$25.61690	149,980
01/01/2017 to 12/31/2017	$25.61690	$31.18938	143,451
01/01/2018 to 12/31/2018	$31.18938	$28.06548	101,407
01/01/2019 to 12/31/2019	$28.06548	$35.87978	108,777
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.19615	$18.81140	370,330
01/01/2011 to 12/31/2011	$18.81140	$17.37801	308,621
01/01/2012 to 12/31/2012	$17.37801	$20.17416	230,213
01/01/2013 to 12/31/2013	$20.17416	$27.23459	221,981
01/01/2014 to 12/31/2014	$27.23459	$28.16759	202,133
01/01/2015 to 12/31/2015	$28.16759	$26.48183	259,454
01/01/2016 to 12/31/2016	$26.48183	$33.61805	242,656
01/01/2017 to 12/31/2017	$33.61805	$35.45812	225,326
01/01/2018 to 12/31/2018	$35.45812	$28.88615	198,835
01/01/2019 to 12/31/2019	$28.88615	$34.61865	152,576
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$13.97352	$15.31268	3,463,609
01/01/2011 to 12/31/2011	$15.31268	$15.34357	2,695,482
01/01/2012 to 12/31/2012	$15.34357	$17.10929	3,129,497
01/01/2013 to 12/31/2013	$17.10929	$19.63957	3,355,844
01/01/2014 to 12/31/2014	$19.63957	$20.43046	3,188,704
01/01/2015 to 12/31/2015	$20.43046	$20.08131	3,663,572
01/01/2016 to 12/31/2016	$20.08131	$21.21916	3,400,347
01/01/2017 to 12/31/2017	$21.21916	$24.06103	3,533,446
01/01/2018 to 12/31/2018	$24.06103	$22.37848	2,969,586
01/01/2019 to 12/31/2019	$22.37848	$26.56989	2,800,873
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.10516	$14.91170	621,392
01/01/2011 to 12/31/2011	$14.91170	$14.40278	510,390
01/01/2012 to 12/31/2012	$14.40278	$16.63850	618,330
01/01/2013 to 12/31/2013	$16.63850	$23.54463	659,574
01/01/2014 to 12/31/2014	$23.54463	$25.06310	663,743
01/01/2015 to 12/31/2015	$25.06310	$26.98428	604,358
01/01/2016 to 12/31/2016	$26.98428	$27.22845	492,792
01/01/2017 to 12/31/2017	$27.22845	$36.88909	463,047
01/01/2018 to 12/31/2018	$36.88909	$37.64132	348,611
01/01/2019 to 12/31/2019	$37.64132	$47.42286	294,247
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.17114	$14.55081	285,605
01/01/2011 to 12/31/2011	$14.55081	$14.22615	245,098
01/01/2012 to 12/31/2012	$14.22615	$15.85005	280,404
01/01/2013 to 12/31/2013	$15.85005	$20.96545	214,589
01/01/2014 to 12/31/2014	$20.96545	$20.91949	156,711
01/01/2015 to 12/31/2015	$20.91949	$19.30705	139,425
01/01/2016 to 12/31/2016	$19.30705	$20.13234	137,737
01/01/2017 to 12/31/2017	$20.13234	$23.05522	141,739
01/01/2018 to 12/31/2018	$23.05522	$20.45014	124,021
01/01/2019 to 12/31/2019	$20.45014	$25.31020	724,067

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$25.82705	$30.56553	357,381
01/01/2011 to 12/31/2011	$30.56553	$25.55121	250,885
01/01/2012 to 12/31/2012	$25.55121	$26.01136	225,332
01/01/2013 to 12/31/2013	$26.01136	$29.48688	171,665
01/01/2014 to 12/31/2014	$29.48688	$26.54854	181,973
01/01/2015 to 12/31/2015	$26.54854	$21.06185	146,095
01/01/2016 to 12/31/2016	$21.06185	$25.78798	131,094
01/01/2017 to 12/31/2017	$25.78798	$27.94932	91,022
01/01/2018 to 12/31/2018	$27.94932	$22.88481	58,665
01/01/2019 to 12/31/2019	$22.88481	$26.27668	70,307
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$13.60559	$14.13536	404,389
01/01/2011 to 12/31/2011	$14.13536	$14.46120	331,623
01/01/2012 to 12/31/2012	$14.46120	$14.95031	336,636
01/01/2013 to 12/31/2013	$14.95031	$14.13730	282,751
01/01/2014 to 12/31/2014	$14.13730	$13.96722	264,758
01/01/2015 to 12/31/2015	$13.96722	$13.08906	365,212
01/01/2016 to 12/31/2016	$13.08906	$13.42092	330,342
01/01/2017 to 12/31/2017	$13.42092	$13.45584	328,437
01/01/2018 to 12/31/2018	$13.45584	$13.48335	257,699
01/01/2019 to 12/31/2019	$13.48335	$13.45979	243,922
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.78929	$17.96107	245,356
01/01/2011 to 12/31/2011	$17.96107	$17.03811	194,504
01/01/2012 to 12/31/2012	$17.03811	$19.82140	208,652
01/01/2013 to 12/31/2013	$19.82140	$25.78743	167,490
01/01/2014 to 12/31/2014	$25.78743	$29.12877	144,781
01/01/2015 to 12/31/2015	$29.12877	$26.72763	91,045
01/01/2016 to 12/31/2016	$26.72763	$29.93629	78,055
01/01/2017 to 12/31/2017	$29.93629	$34.86421	75,827
01/01/2018 to 12/31/2018	$34.86421	$28.59041	52,413
01/01/2019 to 12/31/2019	$28.59041	$33.46801	50,532
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.74433	$9.84876	494,408
01/01/2011 to 12/31/2011	$9.84876	$9.34222	549,724
01/01/2012 to 12/31/2012	$9.34222	$10.18879	573,378
01/01/2013 to 12/31/2013	$10.18879	$12.06299	1,015,167
01/01/2014 to 12/31/2014	$12.06299	$12.50429	870,202
01/01/2015 to 12/31/2015	$12.50429	$12.20777	795,843
01/01/2016 to 12/31/2016	$12.20777	$12.77729	715,823
01/01/2017 to 12/31/2017	$12.77729	$14.26080	594,553
01/01/2018 to 12/31/2018	$14.26080	$13.30971	424,779
01/01/2019 to 12/31/2019	$13.30971	$15.76467	445,241
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.19194	$10.79447	1,705,804
01/01/2011 to 12/31/2011	$10.79447	$11.24484	1,440,916
01/01/2012 to 12/31/2012	$11.24484	$11.91529	1,487,081
01/01/2013 to 12/31/2013	$11.91529	$11.53200	1,542,429
01/01/2014 to 12/31/2014	$11.53200	$12.14561	1,616,819
01/01/2015 to 12/31/2015	$12.14561	$12.08055	1,462,502
01/01/2016 to 12/31/2016	$12.08055	$12.48079	1,362,398
01/01/2017 to 12/31/2017	$12.48079	$13.03652	1,443,900
01/01/2018 to 12/31/2018	$13.03652	$12.51722	1,663,779
01/01/2019 to 12/31/2019	$12.51722	$13.81102	1,513,969

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99295	$9.11548	22,541
01/01/2012 to 12/31/2012	$9.11548	$10.63260	19,661
01/01/2013 to 12/31/2013	$10.63260	$13.68889	19,004
01/01/2014 to 12/31/2014	$13.68889	$15.17470	15,796
01/01/2015 to 12/31/2015	$15.17470	$15.21723	13,055
01/01/2016 to 12/31/2016	$15.21723	$17.16652	10,497
01/01/2017 to 12/31/2017	$17.16652	$18.31331	11,898
01/01/2018 to 12/31/2018	$18.31331	$16.62830	8,908
01/01/2019 to 12/31/2019	$16.62830	$20.43671	5,998
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$13.40964	$13.87243	21,332
01/01/2011 to 12/31/2011	$13.87243	$14.16855	20,251
01/01/2012 to 12/31/2012	$14.16855	$16.82915	13,718
01/01/2013 to 12/31/2013	$16.82915	$23.23838	21,230
01/01/2014 to 12/31/2014	$23.23838	$27.32266	22,948
01/01/2015 to 12/31/2015	$27.32266	$27.69355	9,230
01/01/2016 to 12/31/2016	$27.69355	$24.09151	6,781
01/01/2017 to 12/31/2017	$24.09151	$27.41752	6,249
01/01/2018 to 12/31/2018	$27.41752	$27.17861	4,454
01/01/2019 to 12/31/2019	$27.17861	$35.38258	1,455
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04990	$9.75916	4,386
01/01/2013 to 12/31/2013	$9.75916	$13.13761	2,175
01/01/2014 to 12/31/2014	$13.13761	$13.94508	11,038
01/01/2015 to 12/31/2015	$13.94508	$13.86633	12,670
01/01/2016 to 12/31/2016	$13.86633	$13.72723	12,127
01/01/2017 to 12/31/2017	$13.72723	$16.52135	10,303
01/01/2018 to 12/31/2018	$16.52135	$15.32428	11,158
01/01/2019 to 12/31/2019	$15.32428	$20.22642	4,688
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.61246	$11.45649	11,371
01/01/2011 to 12/31/2011	$11.45649	$10.68746	5,242
01/01/2012 to 12/31/2012	$10.68746	$11.68435	4,697
01/01/2013 to 12/31/2013	$11.68435	$14.36647	5,557
01/01/2014 to 12/31/2014	$14.36647	$15.67495	8,562
01/01/2015 to 12/31/2015	$15.67495	$16.45022	8,708
01/01/2016 to 12/31/2016	$16.45022	$16.04096	3,922
01/01/2017 to 12/31/2017	$16.04096	$21.29847	13,138
01/01/2018 to 12/31/2018	$21.29847	$20.82854	9,224
01/01/2019 to 12/31/2019	$20.82854	$27.80641	4,367
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12643	$9.72540	9,863
01/01/2017 to 12/31/2017	$9.72540	$13.48264	7,544
01/01/2018 to 12/31/2018	$13.48264	$10.89969	6,561
01/01/2019 to 12/31/2019	$10.89969	$13.12722	3,831

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$26.67293	$29.85082	22,663
01/01/2011 to 12/31/2011	$29.85082	$21.41119	21,123
01/01/2012 to 12/31/2012	$21.41119	$24.29137	4,204
01/01/2013 to 12/31/2013	$24.29137	$27.43964	2,273
01/01/2014 to 12/31/2014	$27.43964	$26.53645	701
01/01/2015 to 12/31/2015	$26.53645	$23.62645	456
01/01/2016 to 12/31/2016	$23.62645	$23.36267	10
01/01/2017 to 12/31/2017	$23.36267	$30.50222	13
01/01/2018 to 12/31/2018	$30.50222	$24.39300	0
01/01/2019 to 12/31/2019	$24.39300	$30.27064	0
ProFund VP Banks
01/01/2010 to 12/31/2010	$5.51764	$5.87298	7,079
01/01/2011 to 12/31/2011	$5.87298	$4.22667	6,309
01/01/2012 to 12/31/2012	$4.22667	$5.53964	6,360
01/01/2013 to 12/31/2013	$5.53964	$7.26365	1,827
01/01/2014 to 12/31/2014	$7.26365	$7.87704	326
01/01/2015 to 12/31/2015	$7.87704	$7.70574	0
01/01/2016 to 12/31/2016	$7.70574	$9.33009	0
01/01/2017 to 12/31/2017	$9.33009	$10.80989	0
01/01/2018 to 12/31/2018	$10.80989	$8.71899	0
01/01/2019 to 12/31/2019	$8.71899	$11.68693	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$16.16527	$20.59907	21,160
01/01/2011 to 12/31/2011	$20.59907	$16.97013	18,100
01/01/2012 to 12/31/2012	$16.97013	$18.08737	6,411
01/01/2013 to 12/31/2013	$18.08737	$21.04646	2,448
01/01/2014 to 12/31/2014	$21.04646	$21.02677	1,682
01/01/2015 to 12/31/2015	$21.02677	$17.78243	224
01/01/2016 to 12/31/2016	$17.78243	$20.70285	13
01/01/2017 to 12/31/2017	$20.70285	$25.01154	16
01/01/2018 to 12/31/2018	$25.01154	$20.23226	0
01/01/2019 to 12/31/2019	$20.23226	$23.40024	0
ProFund VP Bear
01/01/2010 to 12/31/2010	$5.61125	$4.53174	69,378
01/01/2011 to 12/31/2011	$4.53174	$4.05699	26,138
01/01/2012 to 12/31/2012	$4.05699	$3.32429	13,812
01/01/2013 to 12/31/2013	$3.32429	$2.39892	25,213
01/01/2014 to 12/31/2014	$2.39892	$2.02108	17,297
01/01/2015 to 12/31/2015	$2.02108	$1.88795	0
01/01/2016 to 12/31/2016	$1.88795	$1.61283	0
01/01/2017 to 12/31/2017	$1.61283	$1.29987	0
01/01/2018 to 12/31/2018	$1.29987	$1.32881	0
01/01/2019 to 12/31/2019	$1.32881	$1.00606	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$11.03613	$12.20692	23,934
01/01/2011 to 12/31/2011	$12.20692	$11.99384	12,535
01/01/2012 to 12/31/2012	$11.99384	$13.42013	6,695
01/01/2013 to 12/31/2013	$13.42013	$17.10885	4,119
01/01/2014 to 12/31/2014	$17.10885	$18.73727	1,402
01/01/2015 to 12/31/2015	$18.73727	$18.32507	0
01/01/2016 to 12/31/2016	$18.32507	$19.74465	0
01/01/2017 to 12/31/2017	$19.74465	$23.15254	0
01/01/2018 to 12/31/2018	$23.15254	$21.34685	0
01/01/2019 to 12/31/2019	$21.34685	$27.03078	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$12.18468	$14.05002	316
01/01/2011 to 12/31/2011	$14.05002	$14.76347	233
01/01/2012 to 12/31/2012	$14.76347	$16.07972	57
01/01/2013 to 12/31/2013	$16.07972	$20.29337	39
01/01/2014 to 12/31/2014	$20.29337	$21.97738	647
01/01/2015 to 12/31/2015	$21.97738	$22.49166	0
01/01/2016 to 12/31/2016	$22.49166	$22.88211	167
01/01/2017 to 12/31/2017	$22.88211	$25.86756	0
01/01/2018 to 12/31/2018	$25.86756	$21.65060	0
01/01/2019 to 12/31/2019	$21.65060	$26.92196	0
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$9.93772	$11.85239	166
01/01/2011 to 12/31/2011	$11.85239	$12.28563	32
01/01/2012 to 12/31/2012	$12.28563	$14.73783	1,493
01/01/2013 to 12/31/2013	$14.73783	$20.25317	0
01/01/2014 to 12/31/2014	$20.25317	$22.37837	323
01/01/2015 to 12/31/2015	$22.37837	$23.01783	1,374
01/01/2016 to 12/31/2016	$23.01783	$23.56265	1,841
01/01/2017 to 12/31/2017	$23.56265	$27.40383	327
01/01/2018 to 12/31/2018	$27.40383	$27.08723	0
01/01/2019 to 12/31/2019	$27.08723	$33.17048	0
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$14.65493	$14.77777	1,876
01/01/2011 to 12/31/2011	$14.77777	$13.22951	456
01/01/2012 to 12/31/2012	$13.22951	$15.15453	1,233
01/01/2013 to 12/31/2013	$15.15453	$18.11084	440
01/01/2014 to 12/31/2014	$18.11084	$16.25513	81
01/01/2015 to 12/31/2015	$16.25513	$14.23333	0
01/01/2016 to 12/31/2016	$14.23333	$15.07710	0
01/01/2017 to 12/31/2017	$15.07710	$17.73414	0
01/01/2018 to 12/31/2018	$17.73414	$14.96045	0
01/01/2019 to 12/31/2019	$14.96045	$17.31325	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$6.94993	$7.57466	26,663
01/01/2011 to 12/31/2011	$7.57466	$6.41290	23,480
01/01/2012 to 12/31/2012	$6.41290	$7.85858	5,440
01/01/2013 to 12/31/2013	$7.85858	$10.19793	4,002
01/01/2014 to 12/31/2014	$10.19793	$11.31364	2,678
01/01/2015 to 12/31/2015	$11.31364	$10.94961	785
01/01/2016 to 12/31/2016	$10.94961	$12.40680	0
01/01/2017 to 12/31/2017	$12.40680	$14.40760	0
01/01/2018 to 12/31/2018	$14.40760	$12.67785	0
01/01/2019 to 12/31/2019	$12.67785	$16.22656	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$10.97061	$11.08520	5,691
01/01/2011 to 12/31/2011	$11.08520	$11.99287	4,980
01/01/2012 to 12/31/2012	$11.99287	$13.83337	4,688
01/01/2013 to 12/31/2013	$13.83337	$18.99507	4,534
01/01/2014 to 12/31/2014	$18.99507	$23.08564	8,286
01/01/2015 to 12/31/2015	$23.08564	$23.82099	58
01/01/2016 to 12/31/2016	$23.82099	$22.45658	0
01/01/2017 to 12/31/2017	$22.45658	$26.68011	0
01/01/2018 to 12/31/2018	$26.68011	$27.37326	0
01/01/2019 to 12/31/2019	$27.37326	$32.10395	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2010 to 12/31/2010	$12.37096	$15.04117	4,514
01/01/2011 to 12/31/2011	$15.04117	$14.51455	3,164
01/01/2012 to 12/31/2012	$14.51455	$16.51311	2,687
01/01/2013 to 12/31/2013	$16.51311	$22.42005	2,644
01/01/2014 to 12/31/2014	$22.42005	$23.25622	1,047
01/01/2015 to 12/31/2015	$23.25622	$22.06765	1,545
01/01/2016 to 12/31/2016	$22.06765	$25.48693	482
01/01/2017 to 12/31/2017	$25.48693	$30.65116	63
01/01/2018 to 12/31/2018	$30.65116	$26.26785	0
01/01/2019 to 12/31/2019	$26.26785	$33.67801	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$11.36362	$10.43536	21,933
01/01/2011 to 12/31/2011	$10.43536	$8.35209	23,927
01/01/2012 to 12/31/2012	$8.35209	$10.08875	1,350
01/01/2013 to 12/31/2013	$10.08875	$14.69362	226
01/01/2014 to 12/31/2014	$14.69362	$14.90215	199
01/01/2015 to 12/31/2015	$14.90215	$15.49180	0
01/01/2016 to 12/31/2016	$15.49180	$15.28426	0
01/01/2017 to 12/31/2017	$15.28426	$17.78857	0
01/01/2018 to 12/31/2018	$17.78857	$15.44203	0
01/01/2019 to 12/31/2019	$15.44203	$18.20587	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.35422	$10.40231	4,421
01/01/2011 to 12/31/2011	$10.40231	$10.54040	21,868
01/01/2012 to 12/31/2012	$10.54040	$11.67257	20,676
01/01/2013 to 12/31/2013	$11.67257	$14.98522	13,894
01/01/2014 to 12/31/2014	$14.98522	$16.62635	8,123
01/01/2015 to 12/31/2015	$16.62635	$16.94903	2,603
01/01/2016 to 12/31/2016	$16.94903	$17.48824	0
01/01/2017 to 12/31/2017	$17.48824	$21.52894	0
01/01/2018 to 12/31/2018	$21.52894	$20.75672	0
01/01/2019 to 12/31/2019	$20.75672	$26.28512	0
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.26431	$9.16674	1,385
01/01/2011 to 12/31/2011	$9.16674	$8.89135	668
01/01/2012 to 12/31/2012	$8.89135	$10.08255	882
01/01/2013 to 12/31/2013	$10.08255	$12.86745	932
01/01/2014 to 12/31/2014	$12.86745	$13.96656	1,108
01/01/2015 to 12/31/2015	$13.96656	$13.07234	54
01/01/2016 to 12/31/2016	$13.07234	$14.82620	0
01/01/2017 to 12/31/2017	$14.82620	$16.52451	0
01/01/2018 to 12/31/2018	$16.52451	$14.50853	0
01/01/2019 to 12/31/2019	$14.50853	$18.49888	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$13.48462	$17.01377	6,911
01/01/2011 to 12/31/2011	$17.01377	$16.23283	4,330
01/01/2012 to 12/31/2012	$16.23283	$18.40127	7,406
01/01/2013 to 12/31/2013	$18.40127	$23.59816	6,163
01/01/2014 to 12/31/2014	$23.59816	$24.55111	2,982
01/01/2015 to 12/31/2015	$24.55111	$24.18983	7
01/01/2016 to 12/31/2016	$24.18983	$26.82778	0
01/01/2017 to 12/31/2017	$26.82778	$31.18514	0
01/01/2018 to 12/31/2018	$31.18514	$26.96654	0
01/01/2019 to 12/31/2019	$26.96654	$32.91760	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$14.40637	$17.04911	3,219
01/01/2011 to 12/31/2011	$17.04911	$16.09389	1,916
01/01/2012 to 12/31/2012	$16.09389	$18.43097	2,006
01/01/2013 to 12/31/2013	$18.43097	$23.93202	2,174
01/01/2014 to 12/31/2014	$23.93202	$25.90805	2,018
01/01/2015 to 12/31/2015	$25.90805	$23.36112	2
01/01/2016 to 12/31/2016	$23.36112	$28.54036	0
01/01/2017 to 12/31/2017	$28.54036	$31.01702	0
01/01/2018 to 12/31/2018	$31.01702	$26.42151	0
01/01/2019 to 12/31/2019	$26.42151	$32.21070	0
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$14.31543	$16.63115	7,404
01/01/2011 to 12/31/2011	$16.63115	$16.57840	7,584
01/01/2012 to 12/31/2012	$16.57840	$18.93148	2,620
01/01/2013 to 12/31/2013	$18.93148	$24.97549	4,472
01/01/2014 to 12/31/2014	$24.97549	$28.71151	482
01/01/2015 to 12/31/2015	$28.71151	$30.31192	8
01/01/2016 to 12/31/2016	$30.31192	$31.34829	0
01/01/2017 to 12/31/2017	$31.34829	$40.15638	0
01/01/2018 to 12/31/2018	$40.15638	$38.71211	0
01/01/2019 to 12/31/2019	$38.71211	$51.99442	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$21.61214	$25.00572	73,394
01/01/2011 to 12/31/2011	$25.00572	$25.12091	62,469
01/01/2012 to 12/31/2012	$25.12091	$25.39540	13,285
01/01/2013 to 12/31/2013	$25.39540	$30.95705	8,641
01/01/2014 to 12/31/2014	$30.95705	$27.10973	3,237
01/01/2015 to 12/31/2015	$27.10973	$20.40960	612
01/01/2016 to 12/31/2016	$20.40960	$24.90305	11
01/01/2017 to 12/31/2017	$24.90305	$23.69181	17
01/01/2018 to 12/31/2018	$23.69181	$18.56775	0
01/01/2019 to 12/31/2019	$18.56775	$19.79641	0
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$8.47164	$8.36307	35,024
01/01/2011 to 12/31/2011	$8.36307	$9.54264	35,623
01/01/2012 to 12/31/2012	$9.54264	$10.48674	1,612
01/01/2013 to 12/31/2013	$10.48674	$13.56186	372
01/01/2014 to 12/31/2014	$13.56186	$15.90424	184
01/01/2015 to 12/31/2015	$15.90424	$16.32020	21
01/01/2016 to 12/31/2016	$16.32020	$15.43663	0
01/01/2017 to 12/31/2017	$15.43663	$16.73813	0
01/01/2018 to 12/31/2018	$16.73813	$15.42416	0
01/01/2019 to 12/31/2019	$15.42416	$17.28209	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$19.49318	$25.45907	83,168
01/01/2011 to 12/31/2011	$25.45907	$20.20784	75,683
01/01/2012 to 12/31/2012	$20.20784	$16.96527	20,936
01/01/2013 to 12/31/2013	$16.96527	$10.34326	22,736
01/01/2014 to 12/31/2014	$10.34326	$7.73673	6,067
01/01/2015 to 12/31/2015	$7.73673	$5.10395	1,031
01/01/2016 to 12/31/2016	$5.10395	$7.81411	27
01/01/2017 to 12/31/2017	$7.81411	$8.08298	49
01/01/2018 to 12/31/2018	$8.08298	$6.87113	0
01/01/2019 to 12/31/2019	$6.87113	$9.85502	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$13.04841	$15.98568	4,607
01/01/2011 to 12/31/2011	$15.98568	$16.45248	5,127
01/01/2012 to 12/31/2012	$16.45248	$18.93975	3,399
01/01/2013 to 12/31/2013	$18.93975	$18.62543	2,329
01/01/2014 to 12/31/2014	$18.62543	$22.87761	1,379
01/01/2015 to 12/31/2015	$22.87761	$22.55007	312
01/01/2016 to 12/31/2016	$22.55007	$23.42490	11
01/01/2017 to 12/31/2017	$23.42490	$24.86877	16
01/01/2018 to 12/31/2018	$24.86877	$23.03924	0
01/01/2019 to 12/31/2019	$23.03924	$28.69332	0
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$5.77330	$4.76312	47,075
01/01/2011 to 12/31/2011	$4.76312	$2.92489	26,910
01/01/2012 to 12/31/2012	$2.92489	$2.67426	4,822
01/01/2013 to 12/31/2013	$2.67426	$3.06040	1,502
01/01/2014 to 12/31/2014	$3.06040	$2.09695	36
01/01/2015 to 12/31/2015	$2.09695	$2.02753	0
01/01/2016 to 12/31/2016	$2.02753	$1.88934	0
01/01/2017 to 12/31/2017	$1.88934	$1.63531	0
01/01/2018 to 12/31/2018	$1.63531	$1.67345	0
01/01/2019 to 12/31/2019	$1.67345	$1.35777	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$3.97400	$3.07726	123,241
01/01/2011 to 12/31/2011	$3.07726	$2.70677	118,552
01/01/2012 to 12/31/2012	$2.70677	$2.15946	45,794
01/01/2013 to 12/31/2013	$2.15946	$1.49783	2,386
01/01/2014 to 12/31/2014	$1.49783	$1.18642	2,117
01/01/2015 to 12/31/2015	$1.18642	$1.01362	924
01/01/2016 to 12/31/2016	$1.01362	$0.89571	0
01/01/2017 to 12/31/2017	$0.89571	$0.65786	0
01/01/2018 to 12/31/2018	$0.65786	$0.62756	0
01/01/2019 to 12/31/2019	$0.62756	$0.44356	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$14.25704	$17.61113	23,091
01/01/2011 to 12/31/2011	$17.61113	$17.52508	19,854
01/01/2012 to 12/31/2012	$17.52508	$19.36694	1,693
01/01/2013 to 12/31/2013	$19.36694	$26.72042	1,452
01/01/2014 to 12/31/2014	$26.72042	$26.82328	1,501
01/01/2015 to 12/31/2015	$26.82328	$26.66296	6
01/01/2016 to 12/31/2016	$26.66296	$31.49834	0
01/01/2017 to 12/31/2017	$31.49834	$34.96231	0
01/01/2018 to 12/31/2018	$34.96231	$32.37268	0
01/01/2019 to 12/31/2019	$32.37268	$37.88671	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$13.72077	$16.46028	19,124
01/01/2011 to 12/31/2011	$16.46028	$15.50920	18,596
01/01/2012 to 12/31/2012	$15.50920	$17.69919	913
01/01/2013 to 12/31/2013	$17.69919	$23.94112	1,055
01/01/2014 to 12/31/2014	$23.94112	$24.88973	739
01/01/2015 to 12/31/2015	$24.88973	$22.42975	35
01/01/2016 to 12/31/2016	$22.42975	$28.38010	0
01/01/2017 to 12/31/2017	$28.38010	$30.59273	0
01/01/2018 to 12/31/2018	$30.59273	$25.78180	0
01/01/2019 to 12/31/2019	$25.78180	$31.04623	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$10.03864	$11.41029	7,128
01/01/2011 to 12/31/2011	$11.41029	$11.42037	4,717
01/01/2012 to 12/31/2012	$11.42037	$13.07343	4,414
01/01/2013 to 12/31/2013	$13.07343	$14.39490	1,264
01/01/2014 to 12/31/2014	$14.39490	$14.22303	780
01/01/2015 to 12/31/2015	$14.22303	$14.18675	24
01/01/2016 to 12/31/2016	$14.18675	$16.95795	0
01/01/2017 to 12/31/2017	$16.95795	$16.30820	0
01/01/2018 to 12/31/2018	$16.30820	$13.60122	0
01/01/2019 to 12/31/2019	$13.60122	$15.33676	0
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$10.98208	$11.88014	11,600
01/01/2011 to 12/31/2011	$11.88014	$16.75224	11,666
01/01/2012 to 12/31/2012	$16.75224	$16.61870	9,366
01/01/2013 to 12/31/2013	$16.61870	$13.20697	8,007
01/01/2014 to 12/31/2014	$13.20697	$17.69813	2,867
01/01/2015 to 12/31/2015	$17.69813	$16.40741	1,684
01/01/2016 to 12/31/2016	$16.40741	$16.07153	0
01/01/2017 to 12/31/2017	$16.07153	$17.28924	0
01/01/2018 to 12/31/2018	$17.28924	$16.06392	0
01/01/2019 to 12/31/2019	$16.06392	$18.65867	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$14.11219	$20.75343	20,846
01/01/2011 to 12/31/2011	$20.75343	$17.60775	3,403
01/01/2012 to 12/31/2012	$17.60775	$22.91968	4,909
01/01/2013 to 12/31/2013	$22.91968	$38.42006	1,950
01/01/2014 to 12/31/2014	$38.42006	$43.53914	330
01/01/2015 to 12/31/2015	$43.53914	$38.86335	0
01/01/2016 to 12/31/2016	$38.86335	$52.66174	0
01/01/2017 to 12/31/2017	$52.66174	$66.67527	0
01/01/2018 to 12/31/2018	$66.67527	$47.96624	0
01/01/2019 to 12/31/2019	$47.96624	$69.64858	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$16.50808	$17.18438	9,674
01/01/2011 to 12/31/2011	$17.18438	$19.84061	7,775
01/01/2012 to 12/31/2012	$19.84061	$19.52021	5,362
01/01/2013 to 12/31/2013	$19.52021	$21.73196	2,482
01/01/2014 to 12/31/2014	$21.73196	$26.87860	2,536
01/01/2015 to 12/31/2015	$26.87860	$24.71740	0
01/01/2016 to 12/31/2016	$24.71740	$27.94743	0
01/01/2017 to 12/31/2017	$27.94743	$30.38134	0
01/01/2018 to 12/31/2018	$30.38134	$30.70760	0
01/01/2019 to 12/31/2019	$30.70760	$37.07183	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$11.06463	$12.39391	11,182
01/01/2011 to 12/31/2011	$12.39391	$10.36103	557
01/01/2012 to 12/31/2012	$10.36103	$12.45935	451
01/01/2013 to 12/31/2013	$12.45935	$14.55106	121
01/01/2014 to 12/31/2014	$14.55106	$13.47935	12
01/01/2015 to 12/31/2015	$13.47935	$13.68929	0
01/01/2016 to 12/31/2016	$13.68929	$12.96849	0
01/01/2017 to 12/31/2017	$12.96849	$17.30569	0
01/01/2018 to 12/31/2018	$17.30569	$14.82293	0
01/01/2019 to 12/31/2019	$14.82293	$19.27964	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.87354	$14.35045	30,964
01/01/2011 to 12/31/2011	$14.35045	$12.29637	35,489
01/01/2012 to 12/31/2012	$12.29637	$13.73358	36,307
01/01/2013 to 12/31/2013	$13.73358	$16.18366	19,432
01/01/2014 to 12/31/2014	$16.18366	$15.05763	7,726
01/01/2015 to 12/31/2015	$15.05763	$15.13370	14,858
01/01/2016 to 12/31/2016	$15.13370	$15.35346	4,499
01/01/2017 to 12/31/2017	$15.35346	$18.83547	9,490
01/01/2018 to 12/31/2018	$18.83547	$15.38428	1,966
01/01/2019 to 12/31/2019	$15.38428	$17.45834	1,965
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.38740	$19.39668	31,133
01/01/2011 to 12/31/2011	$19.39668	$18.03681	33,795
01/01/2012 to 12/31/2012	$18.03681	$21.39882	31,280
01/01/2013 to 12/31/2013	$21.39882	$29.47979	18,601
01/01/2014 to 12/31/2014	$29.47979	$30.14783	4,136
01/01/2015 to 12/31/2015	$30.14783	$30.10044	1,030
01/01/2016 to 12/31/2016	$30.10044	$29.80179	897
01/01/2017 to 12/31/2017	$29.80179	$39.51650	1,040
01/01/2018 to 12/31/2018	$39.51650	$39.02249	874
01/01/2019 to 12/31/2019	$39.02249	$52.67675	853
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59324	$12.24268	54,823
01/01/2011 to 12/31/2011	$12.24268	$11.50642	42,833
01/01/2012 to 12/31/2012	$11.50642	$12.22155	10,081
01/01/2013 to 12/31/2013	$12.22155	$18.07846	4,391
01/01/2014 to 12/31/2014	$18.07846	$17.46465	2,194
01/01/2015 to 12/31/2015	$17.46465	$16.70685	1,501
01/01/2016 to 12/31/2016	$16.70685	$17.74542	4,353
01/01/2017 to 12/31/2017	$17.74542	$21.99327	2,479
01/01/2018 to 12/31/2018	$21.99327	$21.92477	6,375
01/01/2019 to 12/31/2019	$21.92477	$26.99340	1,245
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5 or with any one of EBP or HAV and GMWB or HAV and HD GRO/GRO Plus 2008 or EBP and HD
GRO/GRO Plus 2008 OR HD GRO 60 bps OR GRO Plus 2008 60 bps or HD5 (1.85%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.57824	$14.36720	0
01/01/2011 to 12/31/2011	$14.36720	$14.48912	0
01/01/2012 to 12/31/2012	$14.48912	$16.22910	0
01/01/2013 to 12/31/2013	$16.22910	$17.52471	0
01/01/2014 to 12/31/2014	$17.52471	$17.60282	0
01/01/2015 to 12/31/2015	$17.60282	$17.30379	0
01/01/2016 to 12/31/2016	$17.30379	$18.51325	0
01/01/2017 to 12/31/2017	$18.51325	$19.04287	0
01/01/2018 to 12/31/2018	$19.04287	$18.57431	0
01/01/2019 to 12/31/2019	$18.57431	$20.49706	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.61726	$10.56882	15,127,648
01/01/2011 to 12/31/2011	$10.56882	$10.09768	11,901,852
01/01/2012 to 12/31/2012	$10.09768	$11.15609	11,108,019
01/01/2013 to 12/31/2013	$11.15609	$12.04186	7,943,759
01/01/2014 to 12/31/2014	$12.04186	$12.27041	3,674,693
01/01/2015 to 12/31/2015	$12.27041	$11.65570	889,656
01/01/2016 to 12/31/2016	$11.65570	$12.16546	206,949
01/01/2017 to 12/31/2017	$12.16546	$13.44371	96,189
01/01/2018 to 12/31/2018	$13.44371	$12.12029	0
01/01/2019 to 12/31/2019	$12.12029	$13.80591	0
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.76085	$10.89342	4,899,226
01/01/2011 to 12/31/2011	$10.89342	$10.70424	4,280,524
01/01/2012 to 12/31/2012	$10.70424	$11.93988	4,397,587
01/01/2013 to 12/31/2013	$11.93988	$13.65932	3,754,363
01/01/2014 to 12/31/2014	$13.65932	$14.22549	2,190,417
01/01/2015 to 12/31/2015	$14.22549	$14.07453	634,266
01/01/2016 to 12/31/2016	$14.07453	$14.79647	105,302
01/01/2017 to 12/31/2017	$14.79647	$16.98177	30,615
01/01/2018 to 12/31/2018	$16.98177	$15.68490	0
01/01/2019 to 12/31/2019	$15.68490	$18.76009	0
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.64266	$9.49383	1,130,970
01/01/2011 to 12/31/2011	$9.49383	$9.14919	846,216
01/01/2012 to 12/31/2012	$9.14919	$9.90308	895,359
01/01/2013 to 12/31/2013	$9.90308	$10.92900	599,342
01/01/2014 to 12/31/2014	$10.92900	$11.27808	507,652
01/01/2015 to 12/31/2015	$11.27808	$11.05106	332,062
01/01/2016 to 12/31/2016	$11.05106	$11.36939	89,399
01/01/2017 to 12/31/2017	$11.36939	$12.97111	43,422
01/01/2018 to 12/31/2018	$12.97111	$11.72380	0
01/01/2019 to 12/31/2019	$11.72380	$13.58371	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99847	$11.62116	918
01/01/2014 to 12/31/2014	$11.62116	$12.90832	976
01/01/2015 to 12/31/2015	$12.90832	$12.88832	803
01/01/2016 to 12/31/2016	$12.88832	$14.00445	357
01/01/2017 to 12/31/2017	$14.00445	$16.78879	0
01/01/2018 to 12/31/2018	$16.78879	$15.13624	0
01/01/2019 to 12/31/2019	$15.13624	$18.21067	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.86293	$10.87257	7,706,029
01/01/2011 to 12/31/2011	$10.87257	$10.54211	5,222,464
01/01/2012 to 12/31/2012	$10.54211	$11.63765	5,167,344
01/01/2013 to 12/31/2013	$11.63765	$13.43814	3,533,050
01/01/2014 to 12/31/2014	$13.43814	$14.04975	2,151,523
01/01/2015 to 12/31/2015	$14.04975	$13.85543	931,606
01/01/2016 to 12/31/2016	$13.85543	$14.45626	264,781
01/01/2017 to 12/31/2017	$14.45626	$16.30459	74,068
01/01/2018 to 12/31/2018	$16.30459	$15.21180	0
01/01/2019 to 12/31/2019	$15.21180	$17.82949	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99847	$9.15446	126,149
01/01/2012 to 12/31/2012	$9.15446	$10.05366	219,419
01/01/2013 to 12/31/2013	$10.05366	$10.93859	237,504
01/01/2014 to 12/31/2014	$10.93859	$11.26169	119,817
01/01/2015 to 12/31/2015	$11.26169	$10.72168	52,192
01/01/2016 to 12/31/2016	$10.72168	$11.25622	10,086
01/01/2017 to 12/31/2017	$11.25622	$12.44194	1,297
01/01/2018 to 12/31/2018	$12.44194	$11.56585	0
01/01/2019 to 12/31/2019	$11.56585	$13.35219	0
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.48506	$11.71222	1,258,106
01/01/2011 to 12/31/2011	$11.71222	$11.75432	1,121,766
01/01/2012 to 12/31/2012	$11.75432	$12.07825	1,039,350
01/01/2013 to 12/31/2013	$12.07825	$11.59694	546,286
01/01/2014 to 12/31/2014	$11.59694	$11.37154	469,476
01/01/2015 to 12/31/2015	$11.37154	$11.21502	257,280
01/01/2016 to 12/31/2016	$11.21502	$11.18858	158,481
01/01/2017 to 12/31/2017	$11.18858	$11.16975	38,812
01/01/2018 to 12/31/2018	$11.16975	$11.04348	0
01/01/2019 to 12/31/2019	$11.04348	$11.34003	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.42482	$13.13628	2,140,005
01/01/2011 to 12/31/2011	$13.13628	$13.30337	1,714,104
01/01/2012 to 12/31/2012	$13.30337	$14.27408	1,880,647
01/01/2013 to 12/31/2013	$14.27408	$13.75261	1,376,603
01/01/2014 to 12/31/2014	$13.75261	$14.06933	835,491
01/01/2015 to 12/31/2015	$14.06933	$13.51792	306,436
01/01/2016 to 12/31/2016	$13.51792	$13.82942	163,949
01/01/2017 to 12/31/2017	$13.82942	$14.16625	77,982
01/01/2018 to 12/31/2018	$14.16625	$13.81096	0
01/01/2019 to 12/31/2019	$13.81096	$14.80594	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.95959	$11.97899	56,178
01/01/2011 to 12/31/2011	$11.97899	$13.63571	15,267
01/01/2012 to 12/31/2012	$13.63571	$14.16728	1,235,635
01/01/2013 to 12/31/2013	$14.16728	$13.23337	515,575
01/01/2014 to 12/31/2014	$13.23337	$13.54241	184,661
01/01/2015 to 12/31/2015	$13.54241	$13.43415	180,118
01/01/2016 to 12/31/2016	$13.43415	$13.37681	133,972
01/01/2017 to 12/31/2017	$13.37681	$13.22989	5,886
01/01/2018 to 12/31/2018	$13.22989	$13.05705	0
01/01/2019 to 12/31/2019	$13.05705	$12.99489	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.78441	$9.64318	440,131
01/01/2011 to 12/31/2011	$9.64318	$11.23271	72,154
01/01/2012 to 12/31/2012	$11.23271	$11.72132	16,821
01/01/2013 to 12/31/2013	$11.72132	$10.75489	2,336,108
01/01/2014 to 12/31/2014	$10.75489	$11.20608	1,378,619
01/01/2015 to 12/31/2015	$11.20608	$11.16667	1,074,450
01/01/2016 to 12/31/2016	$11.16667	$11.17489	659,855
01/01/2017 to 12/31/2017	$11.17489	$11.06579	130,210
01/01/2018 to 12/31/2018	$11.06579	$10.89145	0
01/01/2019 to 12/31/2019	$10.89145	$11.06369	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99795	$11.00274	453,795
01/01/2011 to 12/31/2011	$11.00274	$12.99183	5,310,943
01/01/2012 to 12/31/2012	$12.99183	$13.61745	2,079,498
01/01/2013 to 12/31/2013	$13.61745	$12.42992	252,178
01/01/2014 to 12/31/2014	$12.42992	$13.13705	1,558,574
01/01/2015 to 12/31/2015	$13.13705	$13.12392	1,218,787
01/01/2016 to 12/31/2016	$13.12392	$13.14353	703,288
01/01/2017 to 12/31/2017	$13.14353	$13.10482	182,983
01/01/2018 to 12/31/2018	$13.10482	$12.86981	0
01/01/2019 to 12/31/2019	$12.86981	$13.27189	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99847	$12.01446	2,646,536
01/01/2012 to 12/31/2012	$12.01446	$12.48143	3,217,282
01/01/2013 to 12/31/2013	$12.48143	$11.05667	288,484
01/01/2014 to 12/31/2014	$11.05667	$11.97731	111,159
01/01/2015 to 12/31/2015	$11.97731	$12.00211	1,159,534
01/01/2016 to 12/31/2016	$12.00211	$11.99568	987,821
01/01/2017 to 12/31/2017	$11.99568	$11.95905	101,922
01/01/2018 to 12/31/2018	$11.95905	$11.71931	0
01/01/2019 to 12/31/2019	$11.71931	$12.18023	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99796	$10.39368	1,214,423
01/01/2013 to 12/31/2013	$10.39368	$9.16094	4,560,276
01/01/2014 to 12/31/2014	$9.16094	$10.12611	1,524,553
01/01/2015 to 12/31/2015	$10.12611	$10.20788	43,571
01/01/2016 to 12/31/2016	$10.20788	$10.21087	280,078
01/01/2017 to 12/31/2017	$10.21087	$10.19235	18,298
01/01/2018 to 12/31/2018	$10.19235	$9.97645	0
01/01/2019 to 12/31/2019	$9.97645	$10.42914	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99898	$8.74508	4,004,611
01/01/2014 to 12/31/2014	$8.74508	$9.83571	2,674,972
01/01/2015 to 12/31/2015	$9.83571	$9.92791	6,086
01/01/2016 to 12/31/2016	$9.92791	$9.93038	279
01/01/2017 to 12/31/2017	$9.93038	$9.91111	108,333
01/01/2018 to 12/31/2018	$9.91111	$9.66416	0
01/01/2019 to 12/31/2019	$9.66416	$10.24002	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99898	$11.29720	886,167
01/01/2015 to 12/31/2015	$11.29720	$11.30973	3,633,852
01/01/2016 to 12/31/2016	$11.30973	$11.37532	164,766
01/01/2017 to 12/31/2017	$11.37532	$11.36972	12,107
01/01/2018 to 12/31/2018	$11.36972	$11.07624	0
01/01/2019 to 12/31/2019	$11.07624	$11.81904	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99898	$9.93280	2,403,427
01/01/2016 to 12/31/2016	$9.93280	$9.95186	2,065,387
01/01/2017 to 12/31/2017	$9.95186	$10.00472	102,551
01/01/2018 to 12/31/2018	$10.00472	$9.71653	0
01/01/2019 to 12/31/2019	$9.71653	$10.49336	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99796	$9.87435	4,464,106
01/01/2017 to 12/31/2017	$9.87435	$9.95235	2,388,072
01/01/2018 to 12/31/2018	$9.95235	$9.64428	0
01/01/2019 to 12/31/2019	$9.64428	$10.47751	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99795	$10.03154	15,268
01/01/2018 to 12/31/2018	$10.03154	$9.64254	0
01/01/2019 to 12/31/2019	$9.64254	$10.56097	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99795	$9.65694	0
01/01/2019 to 12/31/2019	$9.65694	$10.64396	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99898	$11.22848	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.44347	$10.50855	18,715,333
01/01/2011 to 12/31/2011	$10.50855	$10.06411	14,835,810
01/01/2012 to 12/31/2012	$10.06411	$11.23328	14,385,673
01/01/2013 to 12/31/2013	$11.23328	$13.52613	11,901,592
01/01/2014 to 12/31/2014	$13.52613	$14.20454	6,106,651
01/01/2015 to 12/31/2015	$14.20454	$14.01611	1,729,439
01/01/2016 to 12/31/2016	$14.01611	$14.69791	622,808
01/01/2017 to 12/31/2017	$14.69791	$17.00769	223,671
01/01/2018 to 12/31/2018	$17.00769	$15.65341	0
01/01/2019 to 12/31/2019	$15.65341	$18.78200	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99847	$11.64274	1,931
01/01/2014 to 12/31/2014	$11.64274	$12.98266	2,741
01/01/2015 to 12/31/2015	$12.98266	$12.28727	4,362
01/01/2016 to 12/31/2016	$12.28727	$13.85675	7,851
01/01/2017 to 12/31/2017	$13.85675	$16.10420	33
01/01/2018 to 12/31/2018	$16.10420	$15.05150	0
01/01/2019 to 12/31/2019	$15.05150	$19.35729	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.09912	$9.55512	31,505
01/01/2011 to 12/31/2011	$9.55512	$8.90605	14,460
01/01/2012 to 12/31/2012	$8.90605	$11.08411	17,468
01/01/2013 to 12/31/2013	$11.08411	$11.35201	8,746
01/01/2014 to 12/31/2014	$11.35201	$12.69339	14,402
01/01/2015 to 12/31/2015	$12.69339	$12.44745	10,211
01/01/2016 to 12/31/2016	$12.44745	$12.32707	6,570
01/01/2017 to 12/31/2017	$12.32707	$13.41686	2,203
01/01/2018 to 12/31/2018	$13.41686	$12.54711	0
01/01/2019 to 12/31/2019	$12.54711	$15.40927	0
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$13.91872	$17.58099	59,296
01/01/2011 to 12/31/2011	$17.58099	$18.39348	26,201
01/01/2012 to 12/31/2012	$18.39348	$20.82344	45,742
01/01/2013 to 12/31/2013	$20.82344	$21.07847	48,382
01/01/2014 to 12/31/2014	$21.07847	$27.08427	31,242
01/01/2015 to 12/31/2015	$27.08427	$27.87101	16,449
01/01/2016 to 12/31/2016	$27.87101	$28.67390	11,116
01/01/2017 to 12/31/2017	$28.67390	$29.90252	1,256
01/01/2018 to 12/31/2018	$29.90252	$27.95087	0
01/01/2019 to 12/31/2019	$27.95087	$35.99776	0
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.79680	$9.87426	5,826,958
01/01/2011 to 12/31/2011	$9.87426	$9.54609	4,285,293
01/01/2012 to 12/31/2012	$9.54609	$10.36564	4,417,787
01/01/2013 to 12/31/2013	$10.36564	$11.67560	3,513,413
01/01/2014 to 12/31/2014	$11.67560	$11.82076	1,807,204
01/01/2015 to 12/31/2015	$11.82076	$11.71708	507,671
01/01/2016 to 12/31/2016	$11.71708	$11.98993	121,047
01/01/2017 to 12/31/2017	$11.98993	$13.70727	43,782
01/01/2018 to 12/31/2018	$13.70727	$12.41044	0
01/01/2019 to 12/31/2019	$12.41044	$14.61707	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.15997	$10.03325	643,653
01/01/2011 to 12/31/2011	$10.03325	$9.79805	535,690
01/01/2012 to 12/31/2012	$9.79805	$10.59063	624,553
01/01/2013 to 12/31/2013	$10.59063	$11.41551	401,262
01/01/2014 to 12/31/2014	$11.41551	$11.65716	342,882
01/01/2015 to 12/31/2015	$11.65716	$11.33743	204,301
01/01/2016 to 12/31/2016	$11.33743	$11.71308	120,194
01/01/2017 to 12/31/2017	$11.71308	$12.90920	38,413
01/01/2018 to 12/31/2018	$12.90920	$11.77485	0
01/01/2019 to 12/31/2019	$11.77485	$13.40867	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.65384	$15.74444	58,425
01/01/2011 to 12/31/2011	$15.74444	$15.65481	29,836
01/01/2012 to 12/31/2012	$15.65481	$17.77556	42,834
01/01/2013 to 12/31/2013	$17.77556	$24.21836	191,320
01/01/2014 to 12/31/2014	$24.21836	$25.48134	299,574
01/01/2015 to 12/31/2015	$25.48134	$23.63574	233,482
01/01/2016 to 12/31/2016	$23.63574	$28.83976	138,920
01/01/2017 to 12/31/2017	$28.83976	$31.75785	17,491
01/01/2018 to 12/31/2018	$31.75785	$26.78350	0
01/01/2019 to 12/31/2019	$26.78350	$32.23866	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.41048	$10.22046	374,873
01/01/2011 to 12/31/2011	$10.22046	$10.03393	339,040
01/01/2012 to 12/31/2012	$10.03393	$9.84890	199,920
01/01/2013 to 12/31/2013	$9.84890	$9.66659	115,269
01/01/2014 to 12/31/2014	$9.66659	$9.48776	121,008
01/01/2015 to 12/31/2015	$9.48776	$9.31233	82,739
01/01/2016 to 12/31/2016	$9.31233	$9.14065	68,632
01/01/2017 to 12/31/2017	$9.14065	$9.00240	1,295
01/01/2018 to 12/31/2018	$9.00240	$8.94982	1
01/01/2019 to 12/31/2019	$8.94982	$8.93280	1
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$11.91796	$13.27672	69,022
01/01/2011 to 12/31/2011	$13.27672	$13.44501	42,247
01/01/2012 to 12/31/2012	$13.44501	$15.02679	58,213
01/01/2013 to 12/31/2013	$15.02679	$15.80786	23,986
01/01/2014 to 12/31/2014	$15.80786	$15.91234	27,509
01/01/2015 to 12/31/2015	$15.91234	$15.06137	16,820
01/01/2016 to 12/31/2016	$15.06137	$17.05948	14,347
01/01/2017 to 12/31/2017	$17.05948	$17.99570	7,165
01/01/2018 to 12/31/2018	$17.99570	$17.31015	0
01/01/2019 to 12/31/2019	$17.31015	$19.58937	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.22202	$10.24253	718,321
01/01/2011 to 12/31/2011	$10.24253	$9.63274	631,842
01/01/2012 to 12/31/2012	$9.63274	$11.05083	613,446
01/01/2013 to 12/31/2013	$11.05083	$15.16985	478,199
01/01/2014 to 12/31/2014	$15.16985	$16.93592	255,819
01/01/2015 to 12/31/2015	$16.93592	$15.32000	52,056
01/01/2016 to 12/31/2016	$15.32000	$18.02745	8,194
01/01/2017 to 12/31/2017	$18.02745	$21.09092	351
01/01/2018 to 12/31/2018	$21.09092	$17.76924	0
01/01/2019 to 12/31/2019	$17.76924	$22.58969	0
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$12.38899	$13.92282	1,089,969
01/01/2011 to 12/31/2011	$13.92282	$11.89940	1,027,651
01/01/2012 to 12/31/2012	$11.89940	$14.05756	880,186
01/01/2013 to 12/31/2013	$14.05756	$16.42685	242,847
01/01/2014 to 12/31/2014	$16.42685	$15.23228	134,938
01/01/2015 to 12/31/2015	$15.23228	$15.42116	38,384
01/01/2016 to 12/31/2016	$15.42116	$14.56463	9,215
01/01/2017 to 12/31/2017	$14.56463	$19.36037	3,435
01/01/2018 to 12/31/2018	$19.36037	$16.46729	0
01/01/2019 to 12/31/2019	$16.46729	$21.35279	0
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.55478	$15.86882	262,760
01/01/2011 to 12/31/2011	$15.86882	$13.62099	228,014
01/01/2012 to 12/31/2012	$13.62099	$15.59812	225,732
01/01/2013 to 12/31/2013	$15.59812	$18.28999	187,217
01/01/2014 to 12/31/2014	$18.28999	$16.74818	110,416
01/01/2015 to 12/31/2015	$16.74818	$16.57263	31,299
01/01/2016 to 12/31/2016	$16.57263	$16.36118	8,439
01/01/2017 to 12/31/2017	$16.36118	$19.72286	1,694
01/01/2018 to 12/31/2018	$19.72286	$16.23256	0
01/01/2019 to 12/31/2019	$16.23256	$19.12231	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.61369	$9.62249	802,608
01/01/2011 to 12/31/2011	$9.62249	$9.39096	613,866
01/01/2012 to 12/31/2012	$9.39096	$10.46900	655,467
01/01/2013 to 12/31/2013	$10.46900	$11.94836	450,930
01/01/2014 to 12/31/2014	$11.94836	$12.47375	347,680
01/01/2015 to 12/31/2015	$12.47375	$12.11478	223,964
01/01/2016 to 12/31/2016	$12.11478	$12.51147	113,067
01/01/2017 to 12/31/2017	$12.51147	$14.36285	107,250
01/01/2018 to 12/31/2018	$14.36285	$13.05664	0
01/01/2019 to 12/31/2019	$13.05664	$15.30518	0
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.44525	$14.14283	107,431
01/01/2011 to 12/31/2011	$14.14283	$12.61127	79,386
01/01/2012 to 12/31/2012	$12.61127	$15.08961	66,422
01/01/2013 to 12/31/2013	$15.08961	$17.08544	26,306
01/01/2014 to 12/31/2014	$17.08544	$15.70200	29,556
01/01/2015 to 12/31/2015	$15.70200	$14.98074	18,979
01/01/2016 to 12/31/2016	$14.98074	$14.98815	18,819
01/01/2017 to 12/31/2017	$14.98815	$19.07101	3,807
01/01/2018 to 12/31/2018	$19.07101	$15.44668	0
01/01/2019 to 12/31/2019	$15.44668	$19.28826	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.55727	$13.22714	1,508,072
01/01/2011 to 12/31/2011	$13.22714	$13.01312	1,164,185
01/01/2012 to 12/31/2012	$13.01312	$14.14124	1,132,700
01/01/2013 to 12/31/2013	$14.14124	$15.41086	840,710
01/01/2014 to 12/31/2014	$15.41086	$15.94992	597,414
01/01/2015 to 12/31/2015	$15.94992	$15.62627	194,031
01/01/2016 to 12/31/2016	$15.62627	$15.92659	26,802
01/01/2017 to 12/31/2017	$15.92659	$17.53085	3,005
01/01/2018 to 12/31/2018	$17.53085	$16.32286	0
01/01/2019 to 12/31/2019	$16.32286	$18.36141	0
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28784	$11.24027	8,199
01/01/2011 to 12/31/2011	$11.24027	$11.10571	3,894
01/01/2012 to 12/31/2012	$11.10571	$12.55535	4,572
01/01/2013 to 12/31/2013	$12.55535	$16.82041	3,529
01/01/2014 to 12/31/2014	$16.82041	$18.07832	4,096
01/01/2015 to 12/31/2015	$18.07832	$19.63075	4,485
01/01/2016 to 12/31/2016	$19.63075	$18.98622	5,175
01/01/2017 to 12/31/2017	$18.98622	$25.31322	1,833
01/01/2018 to 12/31/2018	$25.31322	$24.44210	0
01/01/2019 to 12/31/2019	$24.44210	$31.81136	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.26187	$12.06173	2,609,411
01/01/2011 to 12/31/2011	$12.06173	$11.73070	2,214,643
01/01/2012 to 12/31/2012	$11.73070	$12.92562	1,955,243
01/01/2013 to 12/31/2013	$12.92562	$17.33123	662,422
01/01/2014 to 12/31/2014	$17.33123	$18.81197	448,445
01/01/2015 to 12/31/2015	$18.81197	$20.32369	196,069
01/01/2016 to 12/31/2016	$20.32369	$21.06091	74,290
01/01/2017 to 12/31/2017	$21.06091	$27.49210	39,996
01/01/2018 to 12/31/2018	$27.49210	$26.25553	0
01/01/2019 to 12/31/2019	$26.25553	$33.92106	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$14.45820	$15.90036	36,241
01/01/2011 to 12/31/2011	$15.90036	$15.11772	19,089
01/01/2012 to 12/31/2012	$15.11772	$18.26189	21,115
01/01/2013 to 12/31/2013	$18.26189	$22.87721	591,099
01/01/2014 to 12/31/2014	$22.87721	$23.26921	789,382
01/01/2015 to 12/31/2015	$23.26921	$22.50406	594,543
01/01/2016 to 12/31/2016	$22.50406	$23.65946	358,003
01/01/2017 to 12/31/2017	$23.65946	$28.75942	67,045
01/01/2018 to 12/31/2018	$28.75942	$25.52813	0
01/01/2019 to 12/31/2019	$25.52813	$32.56199	0
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99847	$10.30949	308,646
01/01/2013 to 12/31/2013	$10.30949	$12.03277	314,369
01/01/2014 to 12/31/2014	$12.03277	$12.41705	194,616
01/01/2015 to 12/31/2015	$12.41705	$12.03601	91,667
01/01/2016 to 12/31/2016	$12.03601	$12.32430	13,373
01/01/2017 to 12/31/2017	$12.32430	$14.09197	2,896
01/01/2018 to 12/31/2018	$14.09197	$12.68548	0
01/01/2019 to 12/31/2019	$12.68548	$15.28502	0
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$10.73737	$11.88611	359,591
01/01/2011 to 12/31/2011	$11.88611	$11.59715	331,705
01/01/2012 to 12/31/2012	$11.59715	$13.32699	336,214
01/01/2013 to 12/31/2013	$13.32699	$17.88188	221,691
01/01/2014 to 12/31/2014	$17.88188	$19.07975	125,846
01/01/2015 to 12/31/2015	$19.07975	$20.08050	44,184
01/01/2016 to 12/31/2016	$20.08050	$20.08643	3,432
01/01/2017 to 12/31/2017	$20.08643	$25.77020	1,920
01/01/2018 to 12/31/2018	$25.77020	$25.83465	0
01/01/2019 to 12/31/2019	$25.83465	$34.93646	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99847	$10.18909	0
01/01/2013 to 12/31/2013	$10.18909	$13.45134	3,011
01/01/2014 to 12/31/2014	$13.45134	$14.55151	2,952
01/01/2015 to 12/31/2015	$14.55151	$14.17897	1,342
01/01/2016 to 12/31/2016	$14.17897	$15.78852	6,657
01/01/2017 to 12/31/2017	$15.78852	$18.18441	547
01/01/2018 to 12/31/2018	$18.18441	$16.03465	0
01/01/2019 to 12/31/2019	$16.03465	$20.35658	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.51780	$15.89814	242,511
01/01/2011 to 12/31/2011	$15.89814	$15.13996	195,175
01/01/2012 to 12/31/2012	$15.13996	$17.77417	170,226
01/01/2013 to 12/31/2013	$17.77417	$23.06137	54,755
01/01/2014 to 12/31/2014	$23.06137	$25.24399	40,266
01/01/2015 to 12/31/2015	$25.24399	$23.36833	519,057
01/01/2016 to 12/31/2016	$23.36833	$23.31419	318,943
01/01/2017 to 12/31/2017	$23.31419	$29.08359	69,551
01/01/2018 to 12/31/2018	$29.08359	$27.30133	0
01/01/2019 to 12/31/2019	$27.30133	$34.87680	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.38796	$15.00846	340,623
01/01/2011 to 12/31/2011	$15.00846	$14.36515	266,534
01/01/2012 to 12/31/2012	$14.36515	$16.51404	231,581
01/01/2013 to 12/31/2013	$16.51404	$23.01761	56,323
01/01/2014 to 12/31/2014	$23.01761	$25.81114	39,998
01/01/2015 to 12/31/2015	$25.81114	$23.90557	20,546
01/01/2016 to 12/31/2016	$23.90557	$27.74182	19,684
01/01/2017 to 12/31/2017	$27.74182	$30.98464	4,152
01/01/2018 to 12/31/2018	$30.98464	$25.40806	0
01/01/2019 to 12/31/2019	$25.40806	$30.17877	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.10124	$10.92237	118,785
01/01/2011 to 12/31/2011	$10.92237	$8.54726	50,504
01/01/2012 to 12/31/2012	$8.54726	$9.89301	58,549
01/01/2013 to 12/31/2013	$9.89301	$9.73169	35,593
01/01/2014 to 12/31/2014	$9.73169	$9.10428	50,723
01/01/2015 to 12/31/2015	$9.10428	$7.44112	37,848
01/01/2016 to 12/31/2016	$7.44112	$8.20657	27,321
01/01/2017 to 12/31/2017	$8.20657	$10.17987	20,842
01/01/2018 to 12/31/2018	$10.17987	$8.58718	0
01/01/2019 to 12/31/2019	$8.58718	$9.55334	0
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.56440	$11.46517	6,387,398
01/01/2011 to 12/31/2011	$11.46517	$11.36551	5,312,189
01/01/2012 to 12/31/2012	$11.36551	$12.31225	5,409,797
01/01/2013 to 12/31/2013	$12.31225	$13.19771	3,379,408
01/01/2014 to 12/31/2014	$13.19771	$13.70165	2,049,485
01/01/2015 to 12/31/2015	$13.70165	$13.46744	852,146
01/01/2016 to 12/31/2016	$13.46744	$13.94915	150,323
01/01/2017 to 12/31/2017	$13.94915	$15.07868	94,382
01/01/2018 to 12/31/2018	$15.07868	$14.37799	0
01/01/2019 to 12/31/2019	$14.37799	$16.19216	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01839	$10.06713	6,719
01/01/2012 to 12/31/2012	$10.06713	$10.58327	15,885
01/01/2013 to 12/31/2013	$10.58327	$10.14726	6,729
01/01/2014 to 12/31/2014	$10.14726	$10.56308	4,557
01/01/2015 to 12/31/2015	$10.56308	$10.33987	10,026
01/01/2016 to 12/31/2016	$10.33987	$10.57616	2,816
01/01/2017 to 12/31/2017	$10.57616	$10.96966	1,524
01/01/2018 to 12/31/2018	$10.96966	$10.67812	0
01/01/2019 to 12/31/2019	$10.67812	$11.50292	0
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.23357	$9.61832	5,616,589
01/01/2011 to 12/31/2011	$9.61832	$8.85400	4,397,642
01/01/2012 to 12/31/2012	$8.85400	$9.81282	4,436,742
01/01/2013 to 12/31/2013	$9.81282	$11.27108	3,476,443
01/01/2014 to 12/31/2014	$11.27108	$12.08015	2,128,766
01/01/2015 to 12/31/2015	$12.08015	$11.78405	1,263,634
01/01/2016 to 12/31/2016	$11.78405	$12.73410	436,106
01/01/2017 to 12/31/2017	$12.73410	$14.51111	762,305
01/01/2018 to 12/31/2018	$14.51111	$13.15947	0
01/01/2019 to 12/31/2019	$13.15947	$15.39309	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99847	$11.66071	0
01/01/2014 to 12/31/2014	$11.66071	$13.18947	449
01/01/2015 to 12/31/2015	$13.18947	$13.14523	0
01/01/2016 to 12/31/2016	$13.14523	$14.30319	0
01/01/2017 to 12/31/2017	$14.30319	$17.04539	0
01/01/2018 to 12/31/2018	$17.04539	$15.53191	0
01/01/2019 to 12/31/2019	$15.53191	$19.08447	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$9.23047	$10.42320	21,911
01/01/2011 to 12/31/2011	$10.42320	$10.58434	10,406
01/01/2012 to 12/31/2012	$10.58434	$12.34167	25,171
01/01/2013 to 12/31/2013	$12.34167	$16.04152	4,391
01/01/2014 to 12/31/2014	$16.04152	$18.45493	20,284
01/01/2015 to 12/31/2015	$18.45493	$18.67119	7,899
01/01/2016 to 12/31/2016	$18.67119	$21.04733	5,289
01/01/2017 to 12/31/2017	$21.04733	$25.25592	17,342
01/01/2018 to 12/31/2018	$25.25592	$22.74949	0
01/01/2019 to 12/31/2019	$22.74949	$27.79149	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99847	$8.88788	4,963
01/01/2012 to 12/31/2012	$8.88788	$9.87102	13,850
01/01/2013 to 12/31/2013	$9.87102	$11.85852	12,317
01/01/2014 to 12/31/2014	$11.85852	$12.39583	6,410
01/01/2015 to 12/31/2015	$12.39583	$12.18483	4,761
01/01/2016 to 12/31/2016	$12.18483	$12.71606	0
01/01/2017 to 12/31/2017	$12.71606	$14.75180	0
01/01/2018 to 12/31/2018	$14.75180	$13.53232	0
01/01/2019 to 12/31/2019	$13.53232	$16.09836	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.82762	$15.38714	518,785
01/01/2011 to 12/31/2011	$15.38714	$13.12254	452,643
01/01/2012 to 12/31/2012	$13.12254	$15.46481	393,728
01/01/2013 to 12/31/2013	$15.46481	$21.37357	144,315
01/01/2014 to 12/31/2014	$21.37357	$22.01465	86,738
01/01/2015 to 12/31/2015	$22.01465	$21.89581	30,303
01/01/2016 to 12/31/2016	$21.89581	$23.14626	12,362
01/01/2017 to 12/31/2017	$23.14626	$29.01025	1,404
01/01/2018 to 12/31/2018	$29.01025	$25.38323	0
01/01/2019 to 12/31/2019	$25.38323	$34.00288	0
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.12664	$12.22015	205,878
01/01/2011 to 12/31/2011	$12.22015	$11.87693	134,536
01/01/2012 to 12/31/2012	$11.87693	$13.07626	129,577
01/01/2013 to 12/31/2013	$13.07626	$17.34869	93,745
01/01/2014 to 12/31/2014	$17.34869	$17.67801	66,248
01/01/2015 to 12/31/2015	$17.67801	$17.48733	33,060
01/01/2016 to 12/31/2016	$17.48733	$19.23730	8,915
01/01/2017 to 12/31/2017	$19.23730	$23.39822	3,146
01/01/2018 to 12/31/2018	$23.39822	$21.03312	0
01/01/2019 to 12/31/2019	$21.03312	$26.86209	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.99181	$14.82975	624,893
01/01/2011 to 12/31/2011	$14.82975	$13.68581	542,049
01/01/2012 to 12/31/2012	$13.68581	$15.87163	480,770
01/01/2013 to 12/31/2013	$15.87163	$21.40453	176,886
01/01/2014 to 12/31/2014	$21.40453	$22.11532	95,964
01/01/2015 to 12/31/2015	$22.11532	$20.77062	30,799
01/01/2016 to 12/31/2016	$20.77062	$26.34102	15,865
01/01/2017 to 12/31/2017	$26.34102	$27.75449	554
01/01/2018 to 12/31/2018	$27.75449	$22.58716	0
01/01/2019 to 12/31/2019	$22.58716	$27.04197	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.99491	$13.13107	2,559,977
01/01/2011 to 12/31/2011	$13.13107	$13.14417	2,067,769
01/01/2012 to 12/31/2012	$13.14417	$14.64179	2,452,046
01/01/2013 to 12/31/2013	$14.64179	$16.79004	1,980,229
01/01/2014 to 12/31/2014	$16.79004	$17.44835	1,534,724
01/01/2015 to 12/31/2015	$17.44835	$17.13268	696,062
01/01/2016 to 12/31/2016	$17.13268	$18.08507	246,058
01/01/2017 to 12/31/2017	$18.08507	$20.48641	211,564
01/01/2018 to 12/31/2018	$20.48641	$19.03435	0
01/01/2019 to 12/31/2019	$19.03435	$22.57639	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.77747	$13.38725	825,379
01/01/2011 to 12/31/2011	$13.38725	$12.91717	683,116
01/01/2012 to 12/31/2012	$12.91717	$14.90702	615,360
01/01/2013 to 12/31/2013	$14.90702	$21.07294	886,699
01/01/2014 to 12/31/2014	$21.07294	$22.40916	741,733
01/01/2015 to 12/31/2015	$22.40916	$24.10245	408,258
01/01/2016 to 12/31/2016	$24.10245	$24.29598	214,286
01/01/2017 to 12/31/2017	$24.29598	$32.88266	28,205
01/01/2018 to 12/31/2018	$32.88266	$33.51879	0
01/01/2019 to 12/31/2019	$33.51879	$42.18609	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.23415	$12.39842	171,930
01/01/2011 to 12/31/2011	$12.39842	$12.10946	139,136
01/01/2012 to 12/31/2012	$12.10946	$13.47799	138,208
01/01/2013 to 12/31/2013	$13.47799	$17.80972	131,938
01/01/2014 to 12/31/2014	$17.80972	$17.75258	90,143
01/01/2015 to 12/31/2015	$17.75258	$16.36757	53,246
01/01/2016 to 12/31/2016	$16.36757	$17.05006	23,195
01/01/2017 to 12/31/2017	$17.05006	$19.50561	4,114
01/01/2018 to 12/31/2018	$19.50561	$17.28395	0
01/01/2019 to 12/31/2019	$17.28395	$21.36986	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$21.06813	$24.90806	86,259
01/01/2011 to 12/31/2011	$24.90806	$20.80065	34,549
01/01/2012 to 12/31/2012	$20.80065	$21.15369	36,706
01/01/2013 to 12/31/2013	$21.15369	$23.95580	23,168
01/01/2014 to 12/31/2014	$23.95580	$21.54664	21,938
01/01/2015 to 12/31/2015	$21.54664	$17.07634	15,296
01/01/2016 to 12/31/2016	$17.07634	$20.88692	12,998
01/01/2017 to 12/31/2017	$20.88692	$22.61453	2,373
01/01/2018 to 12/31/2018	$22.61453	$18.49778	0
01/01/2019 to 12/31/2019	$18.49778	$21.21773	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$12.23103	$12.69437	433,698
01/01/2011 to 12/31/2011	$12.69437	$12.97377	347,478
01/01/2012 to 12/31/2012	$12.97377	$13.39878	337,850
01/01/2013 to 12/31/2013	$13.39878	$12.65728	40,799
01/01/2014 to 12/31/2014	$12.65728	$12.49236	27,559
01/01/2015 to 12/31/2015	$12.49236	$11.69500	23,148
01/01/2016 to 12/31/2016	$11.69500	$11.97924	21,693
01/01/2017 to 12/31/2017	$11.97924	$11.99821	5,063
01/01/2018 to 12/31/2018	$11.99821	$12.01035	0
01/01/2019 to 12/31/2019	$12.01035	$11.97724	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.82450	$14.34574	114,238
01/01/2011 to 12/31/2011	$14.34574	$13.59472	60,443
01/01/2012 to 12/31/2012	$13.59472	$15.79938	67,697
01/01/2013 to 12/31/2013	$15.79938	$20.53394	44,851
01/01/2014 to 12/31/2014	$20.53394	$23.17101	34,252
01/01/2015 to 12/31/2015	$23.17101	$21.23948	16,962
01/01/2016 to 12/31/2016	$21.23948	$23.76517	7,496
01/01/2017 to 12/31/2017	$23.76517	$27.64926	2,291
01/01/2018 to 12/31/2018	$27.64926	$22.65046	0
01/01/2019 to 12/31/2019	$22.65046	$26.48767	0
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.70790	$9.79779	233,987
01/01/2011 to 12/31/2011	$9.79779	$9.28444	144,693
01/01/2012 to 12/31/2012	$9.28444	$10.11559	204,669
01/01/2013 to 12/31/2013	$10.11559	$11.96406	216,871
01/01/2014 to 12/31/2014	$11.96406	$12.38906	226,380
01/01/2015 to 12/31/2015	$12.38906	$12.08288	121,522
01/01/2016 to 12/31/2016	$12.08288	$12.63368	43,500
01/01/2017 to 12/31/2017	$12.63368	$14.08621	16,657
01/01/2018 to 12/31/2018	$14.08621	$13.13341	0
01/01/2019 to 12/31/2019	$13.13341	$15.53995	0
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.16986	$10.76014	759,002
01/01/2011 to 12/31/2011	$10.76014	$11.19771	654,564
01/01/2012 to 12/31/2012	$11.19771	$11.85336	676,627
01/01/2013 to 12/31/2013	$11.85336	$11.46036	1,496,187
01/01/2014 to 12/31/2014	$11.46036	$12.05795	1,570,120
01/01/2015 to 12/31/2015	$12.05795	$11.98123	1,047,515
01/01/2016 to 12/31/2016	$11.98123	$12.36563	529,983
01/01/2017 to 12/31/2017	$12.36563	$12.90317	137,506
01/01/2018 to 12/31/2018	$12.90317	$12.37644	0
01/01/2019 to 12/31/2019	$12.37644	$13.64174	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99292	$9.10930	8,730
01/01/2012 to 12/31/2012	$9.10930	$10.61460	23,384
01/01/2013 to 12/31/2013	$10.61460	$13.65170	6,144
01/01/2014 to 12/31/2014	$13.65170	$15.11795	6,924
01/01/2015 to 12/31/2015	$15.11795	$15.14490	5,302
01/01/2016 to 12/31/2016	$15.14490	$17.06753	4,871
01/01/2017 to 12/31/2017	$17.06753	$18.18915	32
01/01/2018 to 12/31/2018	$18.18915	$16.49874	0
01/01/2019 to 12/31/2019	$16.49874	$20.25681	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$12.11817	$12.52368	12,014
01/01/2011 to 12/31/2011	$12.52368	$12.77798	4,455
01/01/2012 to 12/31/2012	$12.77798	$15.16212	3,847
01/01/2013 to 12/31/2013	$15.16212	$20.91515	2,638
01/01/2014 to 12/31/2014	$20.91515	$24.56612	2,789
01/01/2015 to 12/31/2015	$24.56612	$24.87422	1,220
01/01/2016 to 12/31/2016	$24.87422	$21.61693	614
01/01/2017 to 12/31/2017	$21.61693	$24.57627	0
01/01/2018 to 12/31/2018	$24.57627	$24.33719	0
01/01/2019 to 12/31/2019	$24.33719	$31.65126	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04987	$9.75244	6,134
01/01/2013 to 12/31/2013	$9.75244	$13.11516	4,764
01/01/2014 to 12/31/2014	$13.11516	$13.90704	4,801
01/01/2015 to 12/31/2015	$13.90704	$13.81425	3,123
01/01/2016 to 12/31/2016	$13.81425	$13.66186	1,650
01/01/2017 to 12/31/2017	$13.66186	$16.42601	0
01/01/2018 to 12/31/2018	$16.42601	$15.22023	0
01/01/2019 to 12/31/2019	$15.22023	$20.06871	0
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.59762	$11.42724	0
01/01/2011 to 12/31/2011	$11.42724	$10.64929	0
01/01/2012 to 12/31/2012	$10.64929	$11.63078	0
01/01/2013 to 12/31/2013	$11.63078	$14.28601	0
01/01/2014 to 12/31/2014	$14.28601	$15.57131	0
01/01/2015 to 12/31/2015	$15.57131	$16.32475	0
01/01/2016 to 12/31/2016	$16.32475	$15.90232	0
01/01/2017 to 12/31/2017	$15.90232	$21.09302	0
01/01/2018 to 12/31/2018	$21.09302	$20.60653	0
01/01/2019 to 12/31/2019	$20.60653	$27.48220	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12641	$9.72148	3,748
01/01/2017 to 12/31/2017	$9.72148	$13.46366	0
01/01/2018 to 12/31/2018	$13.46366	$10.87318	0
01/01/2019 to 12/31/2019	$10.87318	$13.08193	0
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$17.30271	$19.34454	1,810
01/01/2011 to 12/31/2011	$19.34454	$13.86124	0
01/01/2012 to 12/31/2012	$13.86124	$15.70976	0
01/01/2013 to 12/31/2013	$15.70976	$17.72772	0
01/01/2014 to 12/31/2014	$17.72772	$17.12681	0
01/01/2015 to 12/31/2015	$17.12681	$15.23303	0
01/01/2016 to 12/31/2016	$15.23303	$15.04773	0
01/01/2017 to 12/31/2017	$15.04773	$19.62640	0
01/01/2018 to 12/31/2018	$19.62640	$15.67942	0
01/01/2019 to 12/31/2019	$15.67942	$19.43763	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2010 to 12/31/2010	$4.51510	$4.80102	2,650
01/01/2011 to 12/31/2011	$4.80102	$3.45158	2,650
01/01/2012 to 12/31/2012	$3.45158	$4.51930	0
01/01/2013 to 12/31/2013	$4.51930	$5.91972	0
01/01/2014 to 12/31/2014	$5.91972	$6.41317	0
01/01/2015 to 12/31/2015	$6.41317	$6.26726	0
01/01/2016 to 12/31/2016	$6.26726	$7.58066	0
01/01/2017 to 12/31/2017	$7.58066	$8.77411	0
01/01/2018 to 12/31/2018	$8.77411	$7.06971	0
01/01/2019 to 12/31/2019	$7.06971	$9.46661	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$13.88175	$17.67129	2,017
01/01/2011 to 12/31/2011	$17.67129	$14.54338	846
01/01/2012 to 12/31/2012	$14.54338	$15.48500	166
01/01/2013 to 12/31/2013	$15.48500	$18.00002	165
01/01/2014 to 12/31/2014	$18.00002	$17.96485	127
01/01/2015 to 12/31/2015	$17.96485	$15.17751	0
01/01/2016 to 12/31/2016	$15.17751	$17.65217	0
01/01/2017 to 12/31/2017	$17.65217	$21.30430	0
01/01/2018 to 12/31/2018	$21.30430	$17.21584	0
01/01/2019 to 12/31/2019	$17.21584	$19.89138	0
ProFund VP Bear
01/01/2010 to 12/31/2010	$6.90977	$5.57474	2,823
01/01/2011 to 12/31/2011	$5.57474	$4.98570	2,544
01/01/2012 to 12/31/2012	$4.98570	$4.08114	0
01/01/2013 to 12/31/2013	$4.08114	$2.94204	0
01/01/2014 to 12/31/2014	$2.94204	$2.47621	0
01/01/2015 to 12/31/2015	$2.47621	$2.31073	0
01/01/2016 to 12/31/2016	$2.31073	$1.97205	0
01/01/2017 to 12/31/2017	$1.97205	$1.58788	0
01/01/2018 to 12/31/2018	$1.58788	$1.62156	0
01/01/2019 to 12/31/2019	$1.62156	$1.22641	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$9.65064	$10.66359	1,124
01/01/2011 to 12/31/2011	$10.66359	$10.46675	128
01/01/2012 to 12/31/2012	$10.46675	$11.69945	1,293
01/01/2013 to 12/31/2013	$11.69945	$14.90001	0
01/01/2014 to 12/31/2014	$14.90001	$16.30157	0
01/01/2015 to 12/31/2015	$16.30157	$15.92675	0
01/01/2016 to 12/31/2016	$15.92675	$17.14313	0
01/01/2017 to 12/31/2017	$17.14313	$20.08166	0
01/01/2018 to 12/31/2018	$20.08166	$18.49654	0
01/01/2019 to 12/31/2019	$18.49654	$23.39773	0
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$11.22376	$12.92884	12,383
01/01/2011 to 12/31/2011	$12.92884	$13.57167	1,959
01/01/2012 to 12/31/2012	$13.57167	$14.76655	483
01/01/2013 to 12/31/2013	$14.76655	$18.61712	1,048
01/01/2014 to 12/31/2014	$18.61712	$20.14158	485
01/01/2015 to 12/31/2015	$20.14158	$20.59201	0
01/01/2016 to 12/31/2016	$20.59201	$20.92824	0
01/01/2017 to 12/31/2017	$20.92824	$23.63476	0
01/01/2018 to 12/31/2018	$23.63476	$19.76153	0
01/01/2019 to 12/31/2019	$19.76153	$24.54783	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.60625	$10.25389	1,778
01/01/2011 to 12/31/2011	$10.25389	$10.61803	638
01/01/2012 to 12/31/2012	$10.61803	$12.72433	867
01/01/2013 to 12/31/2013	$12.72433	$17.46830	992
01/01/2014 to 12/31/2014	$17.46830	$19.28157	0
01/01/2015 to 12/31/2015	$19.28157	$19.81235	0
01/01/2016 to 12/31/2016	$19.81235	$20.26068	0
01/01/2017 to 12/31/2017	$20.26068	$23.53974	0
01/01/2018 to 12/31/2018	$23.53974	$23.24401	0
01/01/2019 to 12/31/2019	$23.24401	$28.43527	0
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$12.22851	$12.31844	3,273
01/01/2011 to 12/31/2011	$12.31844	$11.01658	1,330
01/01/2012 to 12/31/2012	$11.01658	$12.60680	202
01/01/2013 to 12/31/2013	$12.60680	$15.05081	0
01/01/2014 to 12/31/2014	$15.05081	$13.49500	0
01/01/2015 to 12/31/2015	$13.49500	$11.80441	0
01/01/2016 to 12/31/2016	$11.80441	$12.49137	0
01/01/2017 to 12/31/2017	$12.49137	$14.67771	0
01/01/2018 to 12/31/2018	$14.67771	$12.36936	0
01/01/2019 to 12/31/2019	$12.36936	$14.30009	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.78834	$6.30219	2,278
01/01/2011 to 12/31/2011	$6.30219	$5.33009	2,292
01/01/2012 to 12/31/2012	$5.33009	$6.52508	22
01/01/2013 to 12/31/2013	$6.52508	$8.45879	10
01/01/2014 to 12/31/2014	$8.45879	$9.37468	419
01/01/2015 to 12/31/2015	$9.37468	$9.06367	0
01/01/2016 to 12/31/2016	$9.06367	$10.25937	0
01/01/2017 to 12/31/2017	$10.25937	$11.90186	0
01/01/2018 to 12/31/2018	$11.90186	$10.46225	0
01/01/2019 to 12/31/2019	$10.46225	$13.37712	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$10.49782	$10.59668	1,682
01/01/2011 to 12/31/2011	$10.59668	$11.45275	1,829
01/01/2012 to 12/31/2012	$11.45275	$13.19706	812
01/01/2013 to 12/31/2013	$13.19706	$18.10285	1,976
01/01/2014 to 12/31/2014	$18.10285	$21.97892	3,168
01/01/2015 to 12/31/2015	$21.97892	$22.65600	0
01/01/2016 to 12/31/2016	$22.65600	$21.33660	0
01/01/2017 to 12/31/2017	$21.33660	$25.32377	0
01/01/2018 to 12/31/2018	$25.32377	$25.95511	0
01/01/2019 to 12/31/2019	$25.95511	$30.40981	0
ProFund VP Industrials
01/01/2010 to 12/31/2010	$10.43563	$12.67518	1,399
01/01/2011 to 12/31/2011	$12.67518	$12.21898	0
01/01/2012 to 12/31/2012	$12.21898	$13.88731	160
01/01/2013 to 12/31/2013	$13.88731	$18.83571	203
01/01/2014 to 12/31/2014	$18.83571	$19.51829	0
01/01/2015 to 12/31/2015	$19.51829	$18.50187	0
01/01/2016 to 12/31/2016	$18.50187	$21.34685	0
01/01/2017 to 12/31/2017	$21.34685	$25.64620	0
01/01/2018 to 12/31/2018	$25.64620	$21.95611	0
01/01/2019 to 12/31/2019	$21.95611	$28.12124	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2010 to 12/31/2010	$8.74835	$8.02552	0
01/01/2011 to 12/31/2011	$8.02552	$6.41681	0
01/01/2012 to 12/31/2012	$6.41681	$7.74307	302
01/01/2013 to 12/31/2013	$7.74307	$11.26588	0
01/01/2014 to 12/31/2014	$11.26588	$11.41420	0
01/01/2015 to 12/31/2015	$11.41420	$11.85384	0
01/01/2016 to 12/31/2016	$11.85384	$11.68306	0
01/01/2017 to 12/31/2017	$11.68306	$13.58346	0
01/01/2018 to 12/31/2018	$13.58346	$11.77964	0
01/01/2019 to 12/31/2019	$11.77964	$13.87382	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.30538	$10.33745	3,631
01/01/2011 to 12/31/2011	$10.33745	$10.46413	3,531
01/01/2012 to 12/31/2012	$10.46413	$11.57644	35
01/01/2013 to 12/31/2013	$11.57644	$14.84666	52
01/01/2014 to 12/31/2014	$14.84666	$16.45582	124
01/01/2015 to 12/31/2015	$16.45582	$16.75816	30
01/01/2016 to 12/31/2016	$16.75816	$17.27384	0
01/01/2017 to 12/31/2017	$17.27384	$21.24342	0
01/01/2018 to 12/31/2018	$21.24342	$20.46053	0
01/01/2019 to 12/31/2019	$20.46053	$25.88378	0
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.22159	$9.10998	2,941
01/01/2011 to 12/31/2011	$9.10998	$8.82728	2,775
01/01/2012 to 12/31/2012	$8.82728	$9.99967	0
01/01/2013 to 12/31/2013	$9.99967	$12.74869	0
01/01/2014 to 12/31/2014	$12.74869	$13.82349	0
01/01/2015 to 12/31/2015	$13.82349	$12.92522	0
01/01/2016 to 12/31/2016	$12.92522	$14.64441	0
01/01/2017 to 12/31/2017	$14.64441	$16.30537	0
01/01/2018 to 12/31/2018	$16.30537	$14.30152	0
01/01/2019 to 12/31/2019	$14.30152	$18.21643	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$11.13350	$14.03298	7,062
01/01/2011 to 12/31/2011	$14.03298	$13.37525	677
01/01/2012 to 12/31/2012	$13.37525	$15.14661	0
01/01/2013 to 12/31/2013	$15.14661	$19.40449	0
01/01/2014 to 12/31/2014	$19.40449	$20.16754	0
01/01/2015 to 12/31/2015	$20.16754	$19.85061	0
01/01/2016 to 12/31/2016	$19.85061	$21.99301	0
01/01/2017 to 12/31/2017	$21.99301	$25.53912	0
01/01/2018 to 12/31/2018	$25.53912	$22.06178	0
01/01/2019 to 12/31/2019	$22.06178	$26.90298	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$11.49308	$13.58751	1,743
01/01/2011 to 12/31/2011	$13.58751	$12.81320	0
01/01/2012 to 12/31/2012	$12.81320	$14.65882	162
01/01/2013 to 12/31/2013	$14.65882	$19.01468	0
01/01/2014 to 12/31/2014	$19.01468	$20.56377	0
01/01/2015 to 12/31/2015	$20.56377	$18.52330	0
01/01/2016 to 12/31/2016	$18.52330	$22.60690	0
01/01/2017 to 12/31/2017	$22.60690	$24.54373	0
01/01/2018 to 12/31/2018	$24.54373	$20.88587	0
01/01/2019 to 12/31/2019	$20.88587	$25.43626	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$10.85641	$12.59974	1,805
01/01/2011 to 12/31/2011	$12.59974	$12.54703	762
01/01/2012 to 12/31/2012	$12.54703	$14.31338	0
01/01/2013 to 12/31/2013	$14.31338	$18.86380	0
01/01/2014 to 12/31/2014	$18.86380	$21.66345	0
01/01/2015 to 12/31/2015	$21.66345	$22.84781	0
01/01/2016 to 12/31/2016	$22.84781	$23.60500	0
01/01/2017 to 12/31/2017	$23.60500	$30.20661	0
01/01/2018 to 12/31/2018	$30.20661	$29.09040	0
01/01/2019 to 12/31/2019	$29.09040	$39.03163	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$19.30267	$22.31087	1,964
01/01/2011 to 12/31/2011	$22.31087	$22.39081	1,410
01/01/2012 to 12/31/2012	$22.39081	$22.61240	827
01/01/2013 to 12/31/2013	$22.61240	$27.53658	796
01/01/2014 to 12/31/2014	$27.53658	$24.08975	116
01/01/2015 to 12/31/2015	$24.08975	$18.11755	0
01/01/2016 to 12/31/2016	$18.11755	$22.08399	0
01/01/2017 to 12/31/2017	$22.08399	$20.98854	0
01/01/2018 to 12/31/2018	$20.98854	$16.43235	0
01/01/2019 to 12/31/2019	$16.43235	$17.50188	0
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$8.97316	$8.84916	401
01/01/2011 to 12/31/2011	$8.84916	$10.08702	213
01/01/2012 to 12/31/2012	$10.08702	$11.07364	0
01/01/2013 to 12/31/2013	$11.07364	$14.30633	0
01/01/2014 to 12/31/2014	$14.30633	$16.76021	0
01/01/2015 to 12/31/2015	$16.76021	$17.18106	0
01/01/2016 to 12/31/2016	$17.18106	$16.23440	0
01/01/2017 to 12/31/2017	$16.23440	$17.58529	0
01/01/2018 to 12/31/2018	$17.58529	$16.18834	0
01/01/2019 to 12/31/2019	$16.18834	$18.11978	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$14.49012	$18.90557	2,072
01/01/2011 to 12/31/2011	$18.90557	$14.99075	95
01/01/2012 to 12/31/2012	$14.99075	$12.57250	88
01/01/2013 to 12/31/2013	$12.57250	$7.65734	87
01/01/2014 to 12/31/2014	$7.65734	$5.72185	0
01/01/2015 to 12/31/2015	$5.72185	$3.77086	0
01/01/2016 to 12/31/2016	$3.77086	$5.76720	0
01/01/2017 to 12/31/2017	$5.76720	$5.95965	0
01/01/2018 to 12/31/2018	$5.95965	$5.06093	0
01/01/2019 to 12/31/2019	$5.06093	$7.25132	0
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$10.21229	$12.49846	2
01/01/2011 to 12/31/2011	$12.49846	$12.85040	792
01/01/2012 to 12/31/2012	$12.85040	$14.77804	7
01/01/2013 to 12/31/2013	$14.77804	$14.51808	0
01/01/2014 to 12/31/2014	$14.51808	$17.81456	225
01/01/2015 to 12/31/2015	$17.81456	$17.54169	0
01/01/2016 to 12/31/2016	$17.54169	$18.20369	0
01/01/2017 to 12/31/2017	$18.20369	$19.30614	0
01/01/2018 to 12/31/2018	$19.30614	$17.86754	0
01/01/2019 to 12/31/2019	$17.86754	$22.22969	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$5.99661	$4.94242	1,041
01/01/2011 to 12/31/2011	$4.94242	$3.03188	323
01/01/2012 to 12/31/2012	$3.03188	$2.76925	0
01/01/2013 to 12/31/2013	$2.76925	$3.16580	0
01/01/2014 to 12/31/2014	$3.16580	$2.16694	0
01/01/2015 to 12/31/2015	$2.16694	$2.09310	0
01/01/2016 to 12/31/2016	$2.09310	$1.94843	0
01/01/2017 to 12/31/2017	$1.94843	$1.68478	0
01/01/2018 to 12/31/2018	$1.68478	$1.72224	0
01/01/2019 to 12/31/2019	$1.72224	$1.39596	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$5.83561	$4.51416	0
01/01/2011 to 12/31/2011	$4.51416	$3.96668	0
01/01/2012 to 12/31/2012	$3.96668	$3.16135	0
01/01/2013 to 12/31/2013	$3.16135	$2.19040	0
01/01/2014 to 12/31/2014	$2.19040	$1.73320	0
01/01/2015 to 12/31/2015	$1.73320	$1.47927	0
01/01/2016 to 12/31/2016	$1.47927	$1.30588	0
01/01/2017 to 12/31/2017	$1.30588	$0.95818	0
01/01/2018 to 12/31/2018	$0.95818	$0.91319	0
01/01/2019 to 12/31/2019	$0.91319	$0.64478	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$11.32537	$13.97556	3,696
01/01/2011 to 12/31/2011	$13.97556	$13.89315	857
01/01/2012 to 12/31/2012	$13.89315	$15.33762	0
01/01/2013 to 12/31/2013	$15.33762	$21.13969	751
01/01/2014 to 12/31/2014	$21.13969	$21.19943	152
01/01/2015 to 12/31/2015	$21.19943	$21.05125	0
01/01/2016 to 12/31/2016	$21.05125	$24.84374	0
01/01/2017 to 12/31/2017	$24.84374	$27.54785	0
01/01/2018 to 12/31/2018	$27.54785	$25.48123	0
01/01/2019 to 12/31/2019	$25.48123	$29.79103	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$10.84313	$12.99494	292
01/01/2011 to 12/31/2011	$12.99494	$12.23169	0
01/01/2012 to 12/31/2012	$12.23169	$13.94461	0
01/01/2013 to 12/31/2013	$13.94461	$18.84327	0
01/01/2014 to 12/31/2014	$18.84327	$19.56996	0
01/01/2015 to 12/31/2015	$19.56996	$17.61779	0
01/01/2016 to 12/31/2016	$17.61779	$22.26889	0
01/01/2017 to 12/31/2017	$22.26889	$23.98074	0
01/01/2018 to 12/31/2018	$23.98074	$20.18897	0
01/01/2019 to 12/31/2019	$20.18897	$24.28674	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$10.97451	$12.46125	3,004
01/01/2011 to 12/31/2011	$12.46125	$12.45962	631
01/01/2012 to 12/31/2012	$12.45962	$14.24858	1,052
01/01/2013 to 12/31/2013	$14.24858	$15.67286	0
01/01/2014 to 12/31/2014	$15.67286	$15.46991	0
01/01/2015 to 12/31/2015	$15.46991	$15.41472	0
01/01/2016 to 12/31/2016	$15.41472	$18.40707	0
01/01/2017 to 12/31/2017	$18.40707	$17.68386	0
01/01/2018 to 12/31/2018	$17.68386	$14.73347	0
01/01/2019 to 12/31/2019	$14.73347	$16.59665	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$11.42886	$12.35084	228
01/01/2011 to 12/31/2011	$12.35084	$17.39843	100
01/01/2012 to 12/31/2012	$17.39843	$17.24215	0
01/01/2013 to 12/31/2013	$17.24215	$13.68865	0
01/01/2014 to 12/31/2014	$13.68865	$18.32503	0
01/01/2015 to 12/31/2015	$18.32503	$16.97126	0
01/01/2016 to 12/31/2016	$16.97126	$16.60691	0
01/01/2017 to 12/31/2017	$16.60691	$17.84706	0
01/01/2018 to 12/31/2018	$17.84706	$16.56527	0
01/01/2019 to 12/31/2019	$16.56527	$19.22145	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$9.45179	$13.88555	6,107
01/01/2011 to 12/31/2011	$13.88555	$11.76881	575
01/01/2012 to 12/31/2012	$11.76881	$15.30353	335
01/01/2013 to 12/31/2013	$15.30353	$25.62716	0
01/01/2014 to 12/31/2014	$25.62716	$29.01214	0
01/01/2015 to 12/31/2015	$29.01214	$25.87014	0
01/01/2016 to 12/31/2016	$25.87014	$35.01974	0
01/01/2017 to 12/31/2017	$35.01974	$44.29363	0
01/01/2018 to 12/31/2018	$44.29363	$31.83222	0
01/01/2019 to 12/31/2019	$31.83222	$46.17435	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$13.71538	$14.26271	2,073
01/01/2011 to 12/31/2011	$14.26271	$16.45055	1,294
01/01/2012 to 12/31/2012	$16.45055	$16.16836	772
01/01/2013 to 12/31/2013	$16.16836	$17.98194	1,328
01/01/2014 to 12/31/2014	$17.98194	$22.21778	2,511
01/01/2015 to 12/31/2015	$22.21778	$20.41059	128
01/01/2016 to 12/31/2016	$20.41059	$23.05437	0
01/01/2017 to 12/31/2017	$23.05437	$25.03665	0
01/01/2018 to 12/31/2018	$25.03665	$25.27972	0
01/01/2019 to 12/31/2019	$25.27972	$30.48788	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$11.00782	$12.31783	2,506
01/01/2011 to 12/31/2011	$12.31783	$10.28701	533
01/01/2012 to 12/31/2012	$10.28701	$12.35778	501
01/01/2013 to 12/31/2013	$12.35778	$14.41789	262
01/01/2014 to 12/31/2014	$14.41789	$13.34237	0
01/01/2015 to 12/31/2015	$13.34237	$13.53641	0
01/01/2016 to 12/31/2016	$13.53641	$12.81060	0
01/01/2017 to 12/31/2017	$12.81060	$17.07765	0
01/01/2018 to 12/31/2018	$17.07765	$14.61264	0
01/01/2019 to 12/31/2019	$14.61264	$18.98685	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.79412	$14.24773	13,789
01/01/2011 to 12/31/2011	$14.24773	$12.19584	5,474
01/01/2012 to 12/31/2012	$12.19584	$13.60737	3,990
01/01/2013 to 12/31/2013	$13.60737	$16.01865	4,357
01/01/2014 to 12/31/2014	$16.01865	$14.88882	3,672
01/01/2015 to 12/31/2015	$14.88882	$14.94884	1,585
01/01/2016 to 12/31/2016	$14.94884	$15.15050	1,099
01/01/2017 to 12/31/2017	$15.15050	$18.56769	0
01/01/2018 to 12/31/2018	$18.56769	$15.15008	0
01/01/2019 to 12/31/2019	$15.15008	$17.17493	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.08493	$15.22662	15,629
01/01/2011 to 12/31/2011	$15.22662	$14.14477	8,214
01/01/2012 to 12/31/2012	$14.14477	$16.76426	6,016
01/01/2013 to 12/31/2013	$16.76426	$23.07150	1,858
01/01/2014 to 12/31/2014	$23.07150	$23.57030	4,116
01/01/2015 to 12/31/2015	$23.57030	$23.50919	2,505
01/01/2016 to 12/31/2016	$23.50919	$23.25238	1,238
01/01/2017 to 12/31/2017	$23.25238	$30.80093	0
01/01/2018 to 12/31/2018	$30.80093	$30.38472	0
01/01/2019 to 12/31/2019	$30.38472	$40.97476	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59321	$12.23695	773
01/01/2011 to 12/31/2011	$12.23695	$11.48934	0
01/01/2012 to 12/31/2012	$11.48934	$12.19101	0
01/01/2013 to 12/31/2013	$12.19101	$18.01492	0
01/01/2014 to 12/31/2014	$18.01492	$17.38560	0
01/01/2015 to 12/31/2015	$17.38560	$16.61430	0
01/01/2016 to 12/31/2016	$16.61430	$17.62918	0
01/01/2017 to 12/31/2017	$17.62918	$21.82700	0
01/01/2018 to 12/31/2018	$21.82700	$21.73673	0
01/01/2019 to 12/31/2019	$21.73673	$26.73466	0
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV, EBP and GRO Plus or with anyone combo 5% or HDV and Gro Plus or HD GRO with DB OR With
LT5, HDV, and EBP Cliff M&E (2.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.48844	$14.24290	0
01/01/2011 to 12/31/2011	$14.24290	$14.34196	0
01/01/2012 to 12/31/2012	$14.34196	$16.03962	0
01/01/2013 to 12/31/2013	$16.03962	$17.29379	0
01/01/2014 to 12/31/2014	$17.29379	$17.34434	0
01/01/2015 to 12/31/2015	$17.34434	$17.02365	0
01/01/2016 to 12/31/2016	$17.02365	$18.18569	0
01/01/2017 to 12/31/2017	$18.18569	$18.67758	0
01/01/2018 to 12/31/2018	$18.67758	$18.19008	0
01/01/2019 to 12/31/2019	$18.19008	$20.04228	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.55725	$10.48682	9,571,229
01/01/2011 to 12/31/2011	$10.48682	$10.00411	7,458,449
01/01/2012 to 12/31/2012	$10.00411	$11.03575	6,592,715
01/01/2013 to 12/31/2013	$11.03575	$11.89373	4,018,651
01/01/2014 to 12/31/2014	$11.89373	$12.10095	2,611,367
01/01/2015 to 12/31/2015	$12.10095	$11.47715	1,475,038
01/01/2016 to 12/31/2016	$11.47715	$11.96074	987,794
01/01/2017 to 12/31/2017	$11.96074	$13.19728	929,078
01/01/2018 to 12/31/2018	$13.19728	$11.87985	498,556
01/01/2019 to 12/31/2019	$11.87985	$13.51145	519,164
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.70432	$10.81375	3,661,891
01/01/2011 to 12/31/2011	$10.81375	$10.60970	3,108,340
01/01/2012 to 12/31/2012	$10.60970	$11.81637	2,860,050
01/01/2013 to 12/31/2013	$11.81637	$13.49732	2,262,276
01/01/2014 to 12/31/2014	$13.49732	$14.03529	1,616,826
01/01/2015 to 12/31/2015	$14.03529	$13.86497	906,797
01/01/2016 to 12/31/2016	$13.86497	$14.55389	692,806
01/01/2017 to 12/31/2017	$14.55389	$16.67785	628,235
01/01/2018 to 12/31/2018	$16.67785	$15.38046	364,490
01/01/2019 to 12/31/2019	$15.38046	$18.36769	364,584
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.61458	$9.44851	1,275,577
01/01/2011 to 12/31/2011	$9.44851	$9.09161	1,120,408
01/01/2012 to 12/31/2012	$9.09161	$9.82560	1,037,436
01/01/2013 to 12/31/2013	$9.82560	$10.82692	629,749
01/01/2014 to 12/31/2014	$10.82692	$11.15566	522,478
01/01/2015 to 12/31/2015	$11.15566	$10.91442	516,329
01/01/2016 to 12/31/2016	$10.91442	$11.21161	330,084
01/01/2017 to 12/31/2017	$11.21161	$12.77162	355,781
01/01/2018 to 12/31/2018	$12.77162	$11.52576	186,065
01/01/2019 to 12/31/2019	$11.52576	$13.33382	212,317

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99834	$11.60901	4,974
01/01/2014 to 12/31/2014	$11.60901	$12.87506	14,428
01/01/2015 to 12/31/2015	$12.87506	$12.83538	10,655
01/01/2016 to 12/31/2016	$12.83538	$13.92557	9,077
01/01/2017 to 12/31/2017	$13.92557	$16.66885	10,419
01/01/2018 to 12/31/2018	$16.66885	$15.00502	2,916
01/01/2019 to 12/31/2019	$15.00502	$18.02517	139
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.80147	$10.78831	7,024,050
01/01/2011 to 12/31/2011	$10.78831	$10.44427	5,182,858
01/01/2012 to 12/31/2012	$10.44427	$11.51194	5,035,393
01/01/2013 to 12/31/2013	$11.51194	$13.27278	3,262,170
01/01/2014 to 12/31/2014	$13.27278	$13.85570	3,023,580
01/01/2015 to 12/31/2015	$13.85570	$13.64320	2,076,357
01/01/2016 to 12/31/2016	$13.64320	$14.21304	1,450,831
01/01/2017 to 12/31/2017	$14.21304	$16.00588	1,325,073
01/01/2018 to 12/31/2018	$16.00588	$14.91010	833,211
01/01/2019 to 12/31/2019	$14.91010	$17.44916	709,424
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99834	$9.14508	64,421
01/01/2012 to 12/31/2012	$9.14508	$10.02800	93,865
01/01/2013 to 12/31/2013	$10.02800	$10.89402	102,690
01/01/2014 to 12/31/2014	$10.89402	$11.19874	75,915
01/01/2015 to 12/31/2015	$11.19874	$10.64543	48,053
01/01/2016 to 12/31/2016	$10.64543	$11.15916	34,470
01/01/2017 to 12/31/2017	$11.15916	$12.31583	34,867
01/01/2018 to 12/31/2018	$12.31583	$11.43110	49,261
01/01/2019 to 12/31/2019	$11.43110	$13.17643	47,122
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.58961	$11.80065	2,405,356
01/01/2011 to 12/31/2011	$11.80065	$11.82510	1,638,831
01/01/2012 to 12/31/2012	$11.82510	$12.13224	1,373,988
01/01/2013 to 12/31/2013	$12.13224	$11.63105	1,058,431
01/01/2014 to 12/31/2014	$11.63105	$11.38755	675,849
01/01/2015 to 12/31/2015	$11.38755	$11.21382	402,011
01/01/2016 to 12/31/2016	$11.21382	$11.16991	326,027
01/01/2017 to 12/31/2017	$11.16991	$11.13358	227,790
01/01/2018 to 12/31/2018	$11.13358	$10.99099	137,033
01/01/2019 to 12/31/2019	$10.99099	$11.26903	125,714
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.79873	$13.51103	3,188,128
01/01/2011 to 12/31/2011	$13.51103	$13.66211	2,557,267
01/01/2012 to 12/31/2012	$13.66211	$14.63662	2,510,555
01/01/2013 to 12/31/2013	$14.63662	$14.08023	1,426,831
01/01/2014 to 12/31/2014	$14.08023	$14.38241	956,377
01/01/2015 to 12/31/2015	$14.38241	$13.79770	628,255
01/01/2016 to 12/31/2016	$13.79770	$14.09406	564,139
01/01/2017 to 12/31/2017	$14.09406	$14.41538	454,860
01/01/2018 to 12/31/2018	$14.41538	$14.03230	284,506
01/01/2019 to 12/31/2019	$14.03230	$15.02038	227,914

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.92737	$11.92553	3,978,286
01/01/2011 to 12/31/2011	$11.92553	$13.55419	2,040,163
01/01/2012 to 12/31/2012	$13.55419	$14.06096	3,068,671
01/01/2013 to 12/31/2013	$14.06096	$13.11399	1,918,350
01/01/2014 to 12/31/2014	$13.11399	$13.39975	1,315,184
01/01/2015 to 12/31/2015	$13.39975	$13.27240	1,173,555
01/01/2016 to 12/31/2016	$13.27240	$13.19570	1,053,395
01/01/2017 to 12/31/2017	$13.19570	$13.03071	778,557
01/01/2018 to 12/31/2018	$13.03071	$12.84104	451,398
01/01/2019 to 12/31/2019	$12.84104	$12.76066	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.77096	$9.61368	3,501,577
01/01/2011 to 12/31/2011	$9.61368	$11.18129	747,648
01/01/2012 to 12/31/2012	$11.18129	$11.64986	52,737
01/01/2013 to 12/31/2013	$11.64986	$10.67296	4,576,643
01/01/2014 to 12/31/2014	$10.67296	$11.10368	2,846,478
01/01/2015 to 12/31/2015	$11.10368	$11.04779	2,440,037
01/01/2016 to 12/31/2016	$11.04779	$11.03904	2,073,767
01/01/2017 to 12/31/2017	$11.03904	$10.91470	1,241,433
01/01/2018 to 12/31/2018	$10.91470	$10.72679	692,002
01/01/2019 to 12/31/2019	$10.72679	$10.88017	651,299
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99779	$10.98596	6,025,992
01/01/2011 to 12/31/2011	$10.98596	$12.95233	3,151,015
01/01/2012 to 12/31/2012	$12.95233	$13.55532	495,656
01/01/2013 to 12/31/2013	$13.55532	$12.35411	178
01/01/2014 to 12/31/2014	$12.35411	$13.03697	681,896
01/01/2015 to 12/31/2015	$13.03697	$13.00400	667,698
01/01/2016 to 12/31/2016	$13.00400	$13.00364	544,327
01/01/2017 to 12/31/2017	$13.00364	$12.94561	282,503
01/01/2018 to 12/31/2018	$12.94561	$12.69382	173,306
01/01/2019 to 12/31/2019	$12.69382	$13.07047	53,060
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99834	$11.99610	5,394,026
01/01/2012 to 12/31/2012	$11.99610	$12.44325	5,525,461
01/01/2013 to 12/31/2013	$12.44325	$11.00598	143,428
01/01/2014 to 12/31/2014	$11.00598	$11.90425	105,004
01/01/2015 to 12/31/2015	$11.90425	$11.91078	500,607
01/01/2016 to 12/31/2016	$11.91078	$11.88628	367,715
01/01/2017 to 12/31/2017	$11.88628	$11.83194	224,354
01/01/2018 to 12/31/2018	$11.83194	$11.57692	155,730
01/01/2019 to 12/31/2019	$11.57692	$12.01383	75,692
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99779	$10.37774	3,495,509
01/01/2013 to 12/31/2013	$10.37774	$9.13291	9,061,699
01/01/2014 to 12/31/2014	$9.13291	$10.07971	3,171,548
01/01/2015 to 12/31/2015	$10.07971	$10.14565	804,213
01/01/2016 to 12/31/2016	$10.14565	$10.13321	868,254
01/01/2017 to 12/31/2017	$10.13321	$10.09947	710,476
01/01/2018 to 12/31/2018	$10.09947	$9.87036	405,913
01/01/2019 to 12/31/2019	$9.87036	$10.30248	60,579

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99889	$8.73164	5,845,538
01/01/2014 to 12/31/2014	$8.73164	$9.80560	2,864,169
01/01/2015 to 12/31/2015	$9.80560	$9.88236	330,756
01/01/2016 to 12/31/2016	$9.88236	$9.86968	262,695
01/01/2017 to 12/31/2017	$9.86968	$9.83557	789,838
01/01/2018 to 12/31/2018	$9.83557	$9.57576	640,064
01/01/2019 to 12/31/2019	$9.57576	$10.13083	141,387
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99889	$11.27991	1,452,253
01/01/2015 to 12/31/2015	$11.27991	$11.27524	5,711,311
01/01/2016 to 12/31/2016	$11.27524	$11.32334	9,803
01/01/2017 to 12/31/2017	$11.32334	$11.30045	5,771
01/01/2018 to 12/31/2018	$11.30045	$10.99190	358,137
01/01/2019 to 12/31/2019	$10.99190	$11.71107	54,987
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99889	$9.91769	1,301,671
01/01/2016 to 12/31/2016	$9.91769	$9.92158	3,159,041
01/01/2017 to 12/31/2017	$9.92158	$9.95903	2,165,539
01/01/2018 to 12/31/2018	$9.95903	$9.65735	595,130
01/01/2019 to 12/31/2019	$9.65735	$10.41349	459,198
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99779	$9.85937	5,814,038
01/01/2017 to 12/31/2017	$9.85937	$9.92215	3,836,871
01/01/2018 to 12/31/2018	$9.92215	$9.60031	2,517,507
01/01/2019 to 12/31/2019	$9.60031	$10.41379	520,764
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99779	$10.01619	8,511
01/01/2018 to 12/31/2018	$10.01619	$9.61308	214,372
01/01/2019 to 12/31/2019	$9.61308	$10.51259	49,989
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99779	$9.64220	0
01/01/2019 to 12/31/2019	$9.64220	$10.61138	81,688
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99889	$11.21123	67,391
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.38481	$10.42727	11,072,168
01/01/2011 to 12/31/2011	$10.42727	$9.97109	8,565,131
01/01/2012 to 12/31/2012	$9.97109	$11.11227	8,015,346
01/01/2013 to 12/31/2013	$11.11227	$13.35991	5,728,326
01/01/2014 to 12/31/2014	$13.35991	$14.00860	4,070,987
01/01/2015 to 12/31/2015	$14.00860	$13.80161	2,526,243
01/01/2016 to 12/31/2016	$13.80161	$14.45099	1,665,378
01/01/2017 to 12/31/2017	$14.45099	$16.69648	1,857,723
01/01/2018 to 12/31/2018	$16.69648	$15.34341	879,066
01/01/2019 to 12/31/2019	$15.34341	$18.38183	684,865
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99834	$11.62763	5,878
01/01/2014 to 12/31/2014	$11.62763	$12.94596	14,054
01/01/2015 to 12/31/2015	$12.94596	$12.23388	8,697
01/01/2016 to 12/31/2016	$12.23388	$13.77552	17,264
01/01/2017 to 12/31/2017	$13.77552	$15.98543	23,613
01/01/2018 to 12/31/2018	$15.98543	$14.91743	14,014
01/01/2019 to 12/31/2019	$14.91743	$19.15560	9,729

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.08096	$9.51909	58,659
01/01/2011 to 12/31/2011	$9.51909	$8.85886	42,584
01/01/2012 to 12/31/2012	$8.85886	$11.00842	112,200
01/01/2013 to 12/31/2013	$11.00842	$11.25733	55,769
01/01/2014 to 12/31/2014	$11.25733	$12.56822	53,136
01/01/2015 to 12/31/2015	$12.56822	$12.30579	40,056
01/01/2016 to 12/31/2016	$12.30579	$12.16816	11,552
01/01/2017 to 12/31/2017	$12.16816	$13.22363	12,365
01/01/2018 to 12/31/2018	$13.22363	$12.34748	6,250
01/01/2019 to 12/31/2019	$12.34748	$15.14104	5,542
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.30327	$23.08405	180,347
01/01/2011 to 12/31/2011	$23.08405	$24.11400	145,127
01/01/2012 to 12/31/2012	$24.11400	$27.25796	130,983
01/01/2013 to 12/31/2013	$27.25796	$27.54985	85,849
01/01/2014 to 12/31/2014	$27.54985	$35.34552	73,511
01/01/2015 to 12/31/2015	$35.34552	$36.31660	45,847
01/01/2016 to 12/31/2016	$36.31660	$37.30578	34,819
01/01/2017 to 12/31/2017	$37.30578	$38.84515	29,638
01/01/2018 to 12/31/2018	$38.84515	$36.25398	15,771
01/01/2019 to 12/31/2019	$36.25398	$46.62007	14,416
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.74601	$9.80223	3,649,068
01/01/2011 to 12/31/2011	$9.80223	$9.46201	2,869,281
01/01/2012 to 12/31/2012	$9.46201	$10.25863	2,767,619
01/01/2013 to 12/31/2013	$10.25863	$11.53748	1,831,584
01/01/2014 to 12/31/2014	$11.53748	$11.66309	1,198,103
01/01/2015 to 12/31/2015	$11.66309	$11.54310	770,282
01/01/2016 to 12/31/2016	$11.54310	$11.79392	575,320
01/01/2017 to 12/31/2017	$11.79392	$13.46263	516,528
01/01/2018 to 12/31/2018	$13.46263	$12.17008	329,426
01/01/2019 to 12/31/2019	$12.17008	$14.31213	312,609
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.13014	$9.98540	1,300,148
01/01/2011 to 12/31/2011	$9.98540	$9.73638	1,239,700
01/01/2012 to 12/31/2012	$9.73638	$10.50792	1,219,912
01/01/2013 to 12/31/2013	$10.50792	$11.30916	578,787
01/01/2014 to 12/31/2014	$11.30916	$11.53088	479,979
01/01/2015 to 12/31/2015	$11.53088	$11.19754	342,442
01/01/2016 to 12/31/2016	$11.19754	$11.55082	228,976
01/01/2017 to 12/31/2017	$11.55082	$12.71091	233,047
01/01/2018 to 12/31/2018	$12.71091	$11.57618	130,150
01/01/2019 to 12/31/2019	$11.57618	$13.16236	151,081
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$16.14303	$20.05495	140,787
01/01/2011 to 12/31/2011	$20.05495	$19.91039	98,811
01/01/2012 to 12/31/2012	$19.91039	$22.57302	73,950
01/01/2013 to 12/31/2013	$22.57302	$30.70787	68,974
01/01/2014 to 12/31/2014	$30.70787	$32.25990	59,505
01/01/2015 to 12/31/2015	$32.25990	$29.87764	33,289
01/01/2016 to 12/31/2016	$29.87764	$36.40046	23,917
01/01/2017 to 12/31/2017	$36.40046	$40.02253	21,281
01/01/2018 to 12/31/2018	$40.02253	$33.70173	14,333
01/01/2019 to 12/31/2019	$33.70173	$40.50401	10,631

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.19032	$9.98900	2,539,883
01/01/2011 to 12/31/2011	$9.98900	$9.79172	2,629,487
01/01/2012 to 12/31/2012	$9.79172	$9.59677	1,832,190
01/01/2013 to 12/31/2013	$9.59677	$9.40486	1,233,947
01/01/2014 to 12/31/2014	$9.40486	$9.21678	1,006,675
01/01/2015 to 12/31/2015	$9.21678	$9.03245	754,207
01/01/2016 to 12/31/2016	$9.03245	$8.85231	462,011
01/01/2017 to 12/31/2017	$8.85231	$8.70525	311,063
01/01/2018 to 12/31/2018	$8.70525	$8.64110	244,940
01/01/2019 to 12/31/2019	$8.64110	$8.61148	100,185
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$13.88717	$15.44674	868,078
01/01/2011 to 12/31/2011	$15.44674	$15.61875	585,430
01/01/2012 to 12/31/2012	$15.61875	$17.42958	550,566
01/01/2013 to 12/31/2013	$17.42958	$18.30744	364,818
01/01/2014 to 12/31/2014	$18.30744	$18.40023	187,012
01/01/2015 to 12/31/2015	$18.40023	$17.38962	103,179
01/01/2016 to 12/31/2016	$17.38962	$19.66648	113,532
01/01/2017 to 12/31/2017	$19.66648	$20.71424	86,238
01/01/2018 to 12/31/2018	$20.71424	$19.89455	36,694
01/01/2019 to 12/31/2019	$19.89455	$22.47970	60,885
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.17122	$11.27960	440,901
01/01/2011 to 12/31/2011	$11.27960	$10.59190	327,994
01/01/2012 to 12/31/2012	$10.59190	$12.13251	291,061
01/01/2013 to 12/31/2013	$12.13251	$16.62947	230,382
01/01/2014 to 12/31/2014	$16.62947	$18.53716	169,096
01/01/2015 to 12/31/2015	$18.53716	$16.74278	83,789
01/01/2016 to 12/31/2016	$16.74278	$19.67172	58,686
01/01/2017 to 12/31/2017	$19.67172	$22.97960	62,401
01/01/2018 to 12/31/2018	$22.97960	$19.33064	38,995
01/01/2019 to 12/31/2019	$19.33064	$24.53697	24,444
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.51146	$17.40523	770,326
01/01/2011 to 12/31/2011	$17.40523	$14.85307	539,693
01/01/2012 to 12/31/2012	$14.85307	$17.52007	418,206
01/01/2013 to 12/31/2013	$17.52007	$20.44175	328,105
01/01/2014 to 12/31/2014	$20.44175	$18.92607	233,042
01/01/2015 to 12/31/2015	$18.92607	$19.13149	145,776
01/01/2016 to 12/31/2016	$19.13149	$18.04136	115,051
01/01/2017 to 12/31/2017	$18.04136	$23.94549	99,052
01/01/2018 to 12/31/2018	$23.94549	$20.33586	63,542
01/01/2019 to 12/31/2019	$20.33586	$26.32882	51,999
AST International Value Portfolio
01/01/2010 to 12/31/2010	$17.18430	$18.70715	242,130
01/01/2011 to 12/31/2011	$18.70715	$16.03265	186,332
01/01/2012 to 12/31/2012	$16.03265	$18.33176	167,981
01/01/2013 to 12/31/2013	$18.33176	$21.46255	133,132
01/01/2014 to 12/31/2014	$21.46255	$19.62323	98,999
01/01/2015 to 12/31/2015	$19.62323	$19.38786	66,690
01/01/2016 to 12/31/2016	$19.38786	$19.11125	55,806
01/01/2017 to 12/31/2017	$19.11125	$23.00288	54,019
01/01/2018 to 12/31/2018	$23.00288	$18.90306	32,932
01/01/2019 to 12/31/2019	$18.90306	$22.23431	29,363

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.91046	$12.93414	179,010
01/01/2011 to 12/31/2011	$12.93414	$14.25339	1,155,408
01/01/2012 to 12/31/2012	$14.25339	$15.28120	598,595
01/01/2013 to 12/31/2013	$15.28120	$14.49904	316,572
01/01/2014 to 12/31/2014	$14.49904	$15.16532	273,729
01/01/2015 to 12/31/2015	$15.16532	$15.03638	574,855
01/01/2016 to 12/31/2016	$15.03638	$15.35582	696,802
01/01/2017 to 12/31/2017	$15.35582	$15.69851	452,502
01/01/2018 to 12/31/2018	$15.69851	$15.34181	1,038,449
01/01/2019 to 12/31/2019	$15.34181	$16.72353	435,575
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.58568	$9.57654	757,701
01/01/2011 to 12/31/2011	$9.57654	$9.33190	529,972
01/01/2012 to 12/31/2012	$9.33190	$10.38720	453,321
01/01/2013 to 12/31/2013	$10.38720	$11.83680	297,919
01/01/2014 to 12/31/2014	$11.83680	$12.33832	271,708
01/01/2015 to 12/31/2015	$12.33832	$11.96494	179,023
01/01/2016 to 12/31/2016	$11.96494	$12.33791	145,679
01/01/2017 to 12/31/2017	$12.33791	$14.14208	145,918
01/01/2018 to 12/31/2018	$14.14208	$12.83609	63,324
01/01/2019 to 12/31/2019	$12.83609	$15.02356	76,340
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$15.70211	$16.49160	308,762
01/01/2011 to 12/31/2011	$16.49160	$14.68329	235,341
01/01/2012 to 12/31/2012	$14.68329	$17.54191	195,028
01/01/2013 to 12/31/2013	$17.54191	$19.83179	136,441
01/01/2014 to 12/31/2014	$19.83179	$18.19796	109,366
01/01/2015 to 12/31/2015	$18.19796	$17.33559	89,703
01/01/2016 to 12/31/2016	$17.33559	$17.31780	60,293
01/01/2017 to 12/31/2017	$17.31780	$22.00160	50,925
01/01/2018 to 12/31/2018	$22.00160	$17.79285	23,010
01/01/2019 to 12/31/2019	$17.79285	$22.18395	19,252
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$13.94647	$14.66793	1,894,148
01/01/2011 to 12/31/2011	$14.66793	$14.40854	1,406,382
01/01/2012 to 12/31/2012	$14.40854	$15.63358	1,377,143
01/01/2013 to 12/31/2013	$15.63358	$17.01128	937,207
01/01/2014 to 12/31/2014	$17.01128	$17.57955	817,932
01/01/2015 to 12/31/2015	$17.57955	$17.19652	562,943
01/01/2016 to 12/31/2016	$17.19652	$17.50010	369,371
01/01/2017 to 12/31/2017	$17.50010	$19.23353	364,027
01/01/2018 to 12/31/2018	$19.23353	$17.88053	171,222
01/01/2019 to 12/31/2019	$17.88053	$20.08284	164,962
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28581	$11.22085	9,654
01/01/2011 to 12/31/2011	$11.22085	$11.06961	17,491
01/01/2012 to 12/31/2012	$11.06961	$12.49542	16,427
01/01/2013 to 12/31/2013	$12.49542	$16.71450	13,267
01/01/2014 to 12/31/2014	$16.71450	$17.93701	8,989
01/01/2015 to 12/31/2015	$17.93701	$19.44760	12,482
01/01/2016 to 12/31/2016	$19.44760	$18.78049	4,181
01/01/2017 to 12/31/2017	$18.78049	$25.00084	11,491
01/01/2018 to 12/31/2018	$25.00084	$24.10328	2,291
01/01/2019 to 12/31/2019	$24.10328	$31.32245	2,452

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.11747	$14.22086	1,843,523
01/01/2011 to 12/31/2011	$14.22086	$13.80958	1,221,768
01/01/2012 to 12/31/2012	$13.80958	$15.19300	967,575
01/01/2013 to 12/31/2013	$15.19300	$20.34039	679,266
01/01/2014 to 12/31/2014	$20.34039	$22.04451	506,667
01/01/2015 to 12/31/2015	$22.04451	$23.77950	306,319
01/01/2016 to 12/31/2016	$23.77950	$24.60453	220,963
01/01/2017 to 12/31/2017	$24.60453	$32.06892	186,070
01/01/2018 to 12/31/2018	$32.06892	$30.57934	114,333
01/01/2019 to 12/31/2019	$30.57934	$39.44675	84,888
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$16.37137	$17.97692	135,711
01/01/2011 to 12/31/2011	$17.97692	$17.06583	123,103
01/01/2012 to 12/31/2012	$17.06583	$20.58364	114,038
01/01/2013 to 12/31/2013	$20.58364	$25.74639	92,340
01/01/2014 to 12/31/2014	$25.74639	$26.14746	66,825
01/01/2015 to 12/31/2015	$26.14746	$25.24899	46,200
01/01/2016 to 12/31/2016	$25.24899	$26.50490	34,721
01/01/2017 to 12/31/2017	$26.50490	$32.16899	43,029
01/01/2018 to 12/31/2018	$32.16899	$28.51069	18,150
01/01/2019 to 12/31/2019	$28.51069	$36.31088	14,419
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99834	$10.29883	316,890
01/01/2013 to 12/31/2013	$10.29883	$12.00193	267,160
01/01/2014 to 12/31/2014	$12.00193	$12.36632	163,687
01/01/2015 to 12/31/2015	$12.36632	$11.96856	121,401
01/01/2016 to 12/31/2016	$11.96856	$12.23665	106,579
01/01/2017 to 12/31/2017	$12.23665	$13.97044	91,868
01/01/2018 to 12/31/2018	$13.97044	$12.55669	61,034
01/01/2019 to 12/31/2019	$12.55669	$15.10671	48,067
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$11.87872	$13.12956	349,620
01/01/2011 to 12/31/2011	$13.12956	$12.79093	256,619
01/01/2012 to 12/31/2012	$12.79093	$14.67624	253,826
01/01/2013 to 12/31/2013	$14.67624	$19.66233	165,851
01/01/2014 to 12/31/2014	$19.66233	$20.94736	126,187
01/01/2015 to 12/31/2015	$20.94736	$22.01241	91,963
01/01/2016 to 12/31/2016	$22.01241	$21.98543	63,374
01/01/2017 to 12/31/2017	$21.98543	$28.16351	53,765
01/01/2018 to 12/31/2018	$28.16351	$28.19050	26,536
01/01/2019 to 12/31/2019	$28.19050	$38.06396	21,527
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99834	$10.18330	1,665
01/01/2013 to 12/31/2013	$10.18330	$13.42313	13,757
01/01/2014 to 12/31/2014	$13.42313	$14.49885	14,652
01/01/2015 to 12/31/2015	$14.49885	$14.10609	16,000
01/01/2016 to 12/31/2016	$14.10609	$15.68339	17,937
01/01/2017 to 12/31/2017	$15.68339	$18.03575	16,474
01/01/2018 to 12/31/2018	$18.03575	$15.87912	5,784
01/01/2019 to 12/31/2019	$15.87912	$20.12846	4,129

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$16.22033	$19.04750	361,092
01/01/2011 to 12/31/2011	$19.04750	$18.11131	221,077
01/01/2012 to 12/31/2012	$18.11131	$21.22995	193,150
01/01/2013 to 12/31/2013	$21.22995	$27.50299	156,741
01/01/2014 to 12/31/2014	$27.50299	$30.05988	119,283
01/01/2015 to 12/31/2015	$30.05988	$27.78375	128,180
01/01/2016 to 12/31/2016	$27.78375	$27.67713	99,441
01/01/2017 to 12/31/2017	$27.67713	$34.47364	93,873
01/01/2018 to 12/31/2018	$34.47364	$32.31134	61,838
01/01/2019 to 12/31/2019	$32.31134	$41.21392	43,775
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.07914	$18.24106	452,422
01/01/2011 to 12/31/2011	$18.24106	$17.43263	306,085
01/01/2012 to 12/31/2012	$17.43263	$20.00955	244,921
01/01/2013 to 12/31/2013	$20.00955	$27.84695	194,682
01/01/2014 to 12/31/2014	$27.84695	$31.17900	122,116
01/01/2015 to 12/31/2015	$31.17900	$28.83286	79,029
01/01/2016 to 12/31/2016	$28.83286	$33.40873	64,964
01/01/2017 to 12/31/2017	$33.40873	$37.25719	58,129
01/01/2018 to 12/31/2018	$37.25719	$30.50461	36,207
01/01/2019 to 12/31/2019	$30.50461	$36.17688	25,928
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.08100	$10.88142	414,743
01/01/2011 to 12/31/2011	$10.88142	$8.50227	236,233
01/01/2012 to 12/31/2012	$8.50227	$9.82589	194,466
01/01/2013 to 12/31/2013	$9.82589	$9.65091	108,699
01/01/2014 to 12/31/2014	$9.65091	$9.01490	133,920
01/01/2015 to 12/31/2015	$9.01490	$7.35677	91,128
01/01/2016 to 12/31/2016	$7.35677	$8.10128	60,489
01/01/2017 to 12/31/2017	$8.10128	$10.03393	60,706
01/01/2018 to 12/31/2018	$10.03393	$8.45097	21,669
01/01/2019 to 12/31/2019	$8.45097	$9.38757	24,013
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.49886	$11.37672	6,131,743
01/01/2011 to 12/31/2011	$11.37672	$11.26053	5,324,940
01/01/2012 to 12/31/2012	$11.26053	$12.17982	4,942,223
01/01/2013 to 12/31/2013	$12.17982	$13.03585	3,342,228
01/01/2014 to 12/31/2014	$13.03585	$13.51288	2,596,719
01/01/2015 to 12/31/2015	$13.51288	$13.26162	1,434,107
01/01/2016 to 12/31/2016	$13.26162	$13.71502	900,925
01/01/2017 to 12/31/2017	$13.71502	$14.80307	803,006
01/01/2018 to 12/31/2018	$14.80307	$14.09343	452,853
01/01/2019 to 12/31/2019	$14.09343	$15.84744	442,550
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01826	$10.06446	18,180
01/01/2012 to 12/31/2012	$10.06446	$10.56411	54,264
01/01/2013 to 12/31/2013	$10.56411	$10.11341	22,629
01/01/2014 to 12/31/2014	$10.11341	$10.51182	44,173
01/01/2015 to 12/31/2015	$10.51182	$10.27396	24,015
01/01/2016 to 12/31/2016	$10.27396	$10.49279	27,653
01/01/2017 to 12/31/2017	$10.49279	$10.86662	16,428
01/01/2018 to 12/31/2018	$10.86662	$10.56155	25,623
01/01/2019 to 12/31/2019	$10.56155	$11.35993	30,254

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.18604	$9.54820	4,347,503
01/01/2011 to 12/31/2011	$9.54820	$8.77596	3,235,647
01/01/2012 to 12/31/2012	$8.77596	$9.71139	3,010,039
01/01/2013 to 12/31/2013	$9.71139	$11.13755	2,032,295
01/01/2014 to 12/31/2014	$11.13755	$11.91874	1,586,948
01/01/2015 to 12/31/2015	$11.91874	$11.60877	1,571,479
01/01/2016 to 12/31/2016	$11.60877	$12.52551	1,187,247
01/01/2017 to 12/31/2017	$12.52551	$14.25175	1,578,990
01/01/2018 to 12/31/2018	$14.25175	$12.90438	826,240
01/01/2019 to 12/31/2019	$12.90438	$15.07170	844,389
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99834	$11.64843	655
01/01/2014 to 12/31/2014	$11.64843	$13.15539	0
01/01/2015 to 12/31/2015	$13.15539	$13.09127	0
01/01/2016 to 12/31/2016	$13.09127	$14.22281	298
01/01/2017 to 12/31/2017	$14.22281	$16.92378	91
01/01/2018 to 12/31/2018	$16.92378	$15.39750	993
01/01/2019 to 12/31/2019	$15.39750	$18.89047	1,867
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$10.59341	$11.94386	194,939
01/01/2011 to 12/31/2011	$11.94386	$12.11001	129,020
01/01/2012 to 12/31/2012	$12.11001	$14.09906	122,300
01/01/2013 to 12/31/2013	$14.09906	$18.29793	89,623
01/01/2014 to 12/31/2014	$18.29793	$21.01879	70,776
01/01/2015 to 12/31/2015	$21.01879	$21.23263	44,959
01/01/2016 to 12/31/2016	$21.23263	$23.89826	30,651
01/01/2017 to 12/31/2017	$23.89826	$28.63317	30,956
01/01/2018 to 12/31/2018	$28.63317	$25.75198	18,612
01/01/2019 to 12/31/2019	$25.75198	$31.41135	17,792
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99834	$8.87862	0
01/01/2012 to 12/31/2012	$8.87862	$9.84560	0
01/01/2013 to 12/31/2013	$9.84560	$11.80989	3,254
01/01/2014 to 12/31/2014	$11.80989	$12.32610	0
01/01/2015 to 12/31/2015	$12.32610	$12.09767	0
01/01/2016 to 12/31/2016	$12.09767	$12.60582	16,528
01/01/2017 to 12/31/2017	$12.60582	$14.60176	16,528
01/01/2018 to 12/31/2018	$14.60176	$13.37412	16,528
01/01/2019 to 12/31/2019	$13.37412	$15.88601	16,528
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$18.19702	$23.63739	289,027
01/01/2011 to 12/31/2011	$23.63739	$20.12781	229,446
01/01/2012 to 12/31/2012	$20.12781	$23.68407	178,399
01/01/2013 to 12/31/2013	$23.68407	$32.68317	125,872
01/01/2014 to 12/31/2014	$32.68317	$33.61206	87,600
01/01/2015 to 12/31/2015	$33.61206	$33.37942	54,663
01/01/2016 to 12/31/2016	$33.37942	$35.23191	40,708
01/01/2017 to 12/31/2017	$35.23191	$44.09047	35,288
01/01/2018 to 12/31/2018	$44.09047	$38.51870	21,511
01/01/2019 to 12/31/2019	$38.51870	$51.51999	18,827

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.85003	$15.84235	277,723
01/01/2011 to 12/31/2011	$15.84235	$15.37394	121,709
01/01/2012 to 12/31/2012	$15.37394	$16.90048	82,745
01/01/2013 to 12/31/2013	$16.90048	$22.38826	87,713
01/01/2014 to 12/31/2014	$22.38826	$22.77843	75,036
01/01/2015 to 12/31/2015	$22.77843	$22.49815	52,445
01/01/2016 to 12/31/2016	$22.49815	$24.71200	36,168
01/01/2017 to 12/31/2017	$24.71200	$30.01122	29,728
01/01/2018 to 12/31/2018	$30.01122	$26.93614	16,884
01/01/2019 to 12/31/2019	$26.93614	$34.34849	13,654
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.92305	$18.42624	606,356
01/01/2011 to 12/31/2011	$18.42624	$16.97893	406,275
01/01/2012 to 12/31/2012	$16.97893	$19.66059	305,529
01/01/2013 to 12/31/2013	$19.66059	$26.47374	245,931
01/01/2014 to 12/31/2014	$26.47374	$27.31107	151,655
01/01/2015 to 12/31/2015	$27.31107	$25.61129	105,780
01/01/2016 to 12/31/2016	$25.61129	$32.43041	75,128
01/01/2017 to 12/31/2017	$32.43041	$34.11865	64,873
01/01/2018 to 12/31/2018	$34.11865	$27.72367	44,389
01/01/2019 to 12/31/2019	$27.72367	$33.14090	35,426
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$13.72243	$14.99931	1,851,248
01/01/2011 to 12/31/2011	$14.99931	$14.99144	1,512,633
01/01/2012 to 12/31/2012	$14.99144	$16.67396	1,610,238
01/01/2013 to 12/31/2013	$16.67396	$19.09113	1,289,224
01/01/2014 to 12/31/2014	$19.09113	$19.80937	1,158,332
01/01/2015 to 12/31/2015	$19.80937	$19.42126	823,936
01/01/2016 to 12/31/2016	$19.42126	$20.46959	683,262
01/01/2017 to 12/31/2017	$20.46959	$23.15213	654,504
01/01/2018 to 12/31/2018	$23.15213	$21.47808	348,010
01/01/2019 to 12/31/2019	$21.47808	$25.43604	319,371
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.86950	$14.60622	682,794
01/01/2011 to 12/31/2011	$14.60622	$14.07189	500,066
01/01/2012 to 12/31/2012	$14.07189	$16.21477	434,920
01/01/2013 to 12/31/2013	$16.21477	$22.88668	359,256
01/01/2014 to 12/31/2014	$22.88668	$24.30069	248,872
01/01/2015 to 12/31/2015	$24.30069	$26.09691	171,520
01/01/2016 to 12/31/2016	$26.09691	$26.26629	107,192
01/01/2017 to 12/31/2017	$26.26629	$35.49523	98,102
01/01/2018 to 12/31/2018	$35.49523	$36.12627	54,922
01/01/2019 to 12/31/2019	$36.12627	$45.39837	45,808
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.93430	$14.25285	297,287
01/01/2011 to 12/31/2011	$14.25285	$13.89938	215,671
01/01/2012 to 12/31/2012	$13.89938	$15.44640	198,126
01/01/2013 to 12/31/2013	$15.44640	$20.37968	115,677
01/01/2014 to 12/31/2014	$20.37968	$20.28324	90,845
01/01/2015 to 12/31/2015	$20.28324	$18.67220	58,811
01/01/2016 to 12/31/2016	$18.67220	$19.42113	44,606
01/01/2017 to 12/31/2017	$19.42113	$22.18436	38,101
01/01/2018 to 12/31/2018	$22.18436	$19.62731	14,530
01/01/2019 to 12/31/2019	$19.62731	$24.23010	115,230

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$25.36275	$29.93973	397,202
01/01/2011 to 12/31/2011	$29.93973	$24.96443	213,036
01/01/2012 to 12/31/2012	$24.96443	$25.34922	196,966
01/01/2013 to 12/31/2013	$25.34922	$28.66313	108,243
01/01/2014 to 12/31/2014	$28.66313	$25.74110	98,001
01/01/2015 to 12/31/2015	$25.74110	$20.36924	57,824
01/01/2016 to 12/31/2016	$20.36924	$24.87664	47,706
01/01/2017 to 12/31/2017	$24.87664	$26.89323	44,655
01/01/2018 to 12/31/2018	$26.89323	$21.96365	21,994
01/01/2019 to 12/31/2019	$21.96365	$25.15476	20,651
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$13.36116	$13.84614	570,160
01/01/2011 to 12/31/2011	$13.84614	$14.12932	482,840
01/01/2012 to 12/31/2012	$14.12932	$14.56985	400,966
01/01/2013 to 12/31/2013	$14.56985	$13.74246	286,204
01/01/2014 to 12/31/2014	$13.74246	$13.54261	184,636
01/01/2015 to 12/31/2015	$13.54261	$12.65888	118,849
01/01/2016 to 12/31/2016	$12.65888	$12.94686	89,930
01/01/2017 to 12/31/2017	$12.94686	$12.94766	83,065
01/01/2018 to 12/31/2018	$12.94766	$12.94095	42,022
01/01/2019 to 12/31/2019	$12.94095	$12.88561	36,899
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.52321	$17.59310	115,520
01/01/2011 to 12/31/2011	$17.59310	$16.64665	81,600
01/01/2012 to 12/31/2012	$16.64665	$19.31656	75,966
01/01/2013 to 12/31/2013	$19.31656	$25.06674	51,347
01/01/2014 to 12/31/2014	$25.06674	$28.24273	49,307
01/01/2015 to 12/31/2015	$28.24273	$25.84870	28,942
01/01/2016 to 12/31/2016	$25.84870	$28.87842	23,135
01/01/2017 to 12/31/2017	$28.87842	$33.54697	20,933
01/01/2018 to 12/31/2018	$33.54697	$27.43967	12,195
01/01/2019 to 12/31/2019	$27.43967	$32.03921	9,104
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.65379	$9.72207	1,218,956
01/01/2011 to 12/31/2011	$9.72207	$9.19865	880,416
01/01/2012 to 12/31/2012	$9.19865	$10.00674	818,131
01/01/2013 to 12/31/2013	$10.00674	$11.81724	616,744
01/01/2014 to 12/31/2014	$11.81724	$12.21831	549,087
01/01/2015 to 12/31/2015	$12.21831	$11.89817	371,387
01/01/2016 to 12/31/2016	$11.89817	$12.42161	216,500
01/01/2017 to 12/31/2017	$12.42161	$13.82874	220,516
01/01/2018 to 12/31/2018	$13.82874	$12.87346	100,161
01/01/2019 to 12/31/2019	$12.87346	$15.20912	79,478
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.13685	$10.70877	651,819
01/01/2011 to 12/31/2011	$10.70877	$11.12710	602,850
01/01/2012 to 12/31/2012	$11.12710	$11.76049	540,991
01/01/2013 to 12/31/2013	$11.76049	$11.35319	435,041
01/01/2014 to 12/31/2014	$11.35319	$11.92691	406,212
01/01/2015 to 12/31/2015	$11.92691	$11.83294	293,232
01/01/2016 to 12/31/2016	$11.83294	$12.19403	207,172
01/01/2017 to 12/31/2017	$12.19403	$12.70463	191,014
01/01/2018 to 12/31/2018	$12.70463	$12.16733	224,306
01/01/2019 to 12/31/2019	$12.16733	$13.39080	197,467

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99288	$9.09989	50,551
01/01/2012 to 12/31/2012	$9.09989	$10.58732	49,135
01/01/2013 to 12/31/2013	$10.58732	$13.59585	63,587
01/01/2014 to 12/31/2014	$13.59585	$15.03324	49,550
01/01/2015 to 12/31/2015	$15.03324	$15.03697	28,925
01/01/2016 to 12/31/2016	$15.03697	$16.92013	27,448
01/01/2017 to 12/31/2017	$16.92013	$18.00462	20,466
01/01/2018 to 12/31/2018	$18.00462	$16.30625	11,167
01/01/2019 to 12/31/2019	$16.30625	$19.98990	8,686
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$13.16862	$13.58850	86,909
01/01/2011 to 12/31/2011	$13.58850	$13.84330	59,858
01/01/2012 to 12/31/2012	$13.84330	$16.40090	62,386
01/01/2013 to 12/31/2013	$16.40090	$22.58951	57,219
01/01/2014 to 12/31/2014	$22.58951	$26.49213	28,376
01/01/2015 to 12/31/2015	$26.49213	$26.78334	19,178
01/01/2016 to 12/31/2016	$26.78334	$23.24061	10,078
01/01/2017 to 12/31/2017	$23.24061	$26.38207	7,837
01/01/2018 to 12/31/2018	$26.38207	$26.08529	2,613
01/01/2019 to 12/31/2019	$26.08529	$33.87289	2,157
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04983	$9.74230	23,190
01/01/2013 to 12/31/2013	$9.74230	$13.08159	19,843
01/01/2014 to 12/31/2014	$13.08159	$13.85016	16,957
01/01/2015 to 12/31/2015	$13.85016	$13.73687	9,162
01/01/2016 to 12/31/2016	$13.73687	$13.56461	5,911
01/01/2017 to 12/31/2017	$13.56461	$16.28422	8,513
01/01/2018 to 12/31/2018	$16.28422	$15.06568	3,800
01/01/2019 to 12/31/2019	$15.06568	$19.83441	3,660
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.57539	$11.38328	0
01/01/2011 to 12/31/2011	$11.38328	$10.59219	0
01/01/2012 to 12/31/2012	$10.59219	$11.55069	0
01/01/2013 to 12/31/2013	$11.55069	$14.16613	0
01/01/2014 to 12/31/2014	$14.16613	$15.41712	0
01/01/2015 to 12/31/2015	$15.41712	$16.13838	0
01/01/2016 to 12/31/2016	$16.13838	$15.69684	0
01/01/2017 to 12/31/2017	$15.69684	$20.78872	0
01/01/2018 to 12/31/2018	$20.78872	$20.27802	0
01/01/2019 to 12/31/2019	$20.27802	$27.00269	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12636	$9.71543	59,150
01/01/2017 to 12/31/2017	$9.71543	$13.43486	56,811
01/01/2018 to 12/31/2018	$13.43486	$10.83322	31,814
01/01/2019 to 12/31/2019	$10.83322	$13.01402	26,929

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$26.19343	$29.23984	92,346
01/01/2011 to 12/31/2011	$29.23984	$20.91959	44,452
01/01/2012 to 12/31/2012	$20.91959	$23.67306	58,039
01/01/2013 to 12/31/2013	$23.67306	$26.67320	33,619
01/01/2014 to 12/31/2014	$26.67320	$25.72959	10,797
01/01/2015 to 12/31/2015	$25.72959	$22.84973	8,084
01/01/2016 to 12/31/2016	$22.84973	$22.53731	6,601
01/01/2017 to 12/31/2017	$22.53731	$29.35013	13,195
01/01/2018 to 12/31/2018	$29.35013	$23.41152	4,119
01/01/2019 to 12/31/2019	$23.41152	$28.97868	5,866
ProFund VP Banks
01/01/2010 to 12/31/2010	$5.41831	$5.75259	23,240
01/01/2011 to 12/31/2011	$5.75259	$4.12942	18,162
01/01/2012 to 12/31/2012	$4.12942	$5.39840	28,066
01/01/2013 to 12/31/2013	$5.39840	$7.06040	12,913
01/01/2014 to 12/31/2014	$7.06040	$7.63714	8,073
01/01/2015 to 12/31/2015	$7.63714	$7.45200	5,996
01/01/2016 to 12/31/2016	$7.45200	$8.99990	17,535
01/01/2017 to 12/31/2017	$8.99990	$10.40090	9,591
01/01/2018 to 12/31/2018	$10.40090	$8.36760	1,590
01/01/2019 to 12/31/2019	$8.36760	$11.18736	1,274
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$15.87446	$20.17706	160,387
01/01/2011 to 12/31/2011	$20.17706	$16.58031	77,913
01/01/2012 to 12/31/2012	$16.58031	$17.62667	68,968
01/01/2013 to 12/31/2013	$17.62667	$20.45813	62,619
01/01/2014 to 12/31/2014	$20.45813	$20.38694	27,975
01/01/2015 to 12/31/2015	$20.38694	$17.19738	11,324
01/01/2016 to 12/31/2016	$17.19738	$19.97090	9,579
01/01/2017 to 12/31/2017	$19.97090	$24.06599	5,657
01/01/2018 to 12/31/2018	$24.06599	$19.41753	4,142
01/01/2019 to 12/31/2019	$19.41753	$22.40082	4,201
ProFund VP Bear
01/01/2010 to 12/31/2010	$5.51054	$4.43914	153,769
01/01/2011 to 12/31/2011	$4.43914	$3.96406	160,825
01/01/2012 to 12/31/2012	$3.96406	$3.23988	220,586
01/01/2013 to 12/31/2013	$3.23988	$2.33200	211,165
01/01/2014 to 12/31/2014	$2.33200	$1.95964	141,944
01/01/2015 to 12/31/2015	$1.95964	$1.82583	121,488
01/01/2016 to 12/31/2016	$1.82583	$1.55576	70,427
01/01/2017 to 12/31/2017	$1.55576	$1.25085	21,982
01/01/2018 to 12/31/2018	$1.25085	$1.27539	10,982
01/01/2019 to 12/31/2019	$1.27539	$0.96310	9,944
ProFund VP Bull
01/01/2010 to 12/31/2010	$10.83802	$11.95730	323,429
01/01/2011 to 12/31/2011	$11.95730	$11.71869	48,635
01/01/2012 to 12/31/2012	$11.71869	$13.07876	42,092
01/01/2013 to 12/31/2013	$13.07876	$16.63119	31,063
01/01/2014 to 12/31/2014	$16.63119	$18.16770	21,468
01/01/2015 to 12/31/2015	$18.16770	$17.72272	14,157
01/01/2016 to 12/31/2016	$17.72272	$19.04712	12,947
01/01/2017 to 12/31/2017	$19.04712	$22.27807	11,068
01/01/2018 to 12/31/2018	$22.27807	$20.48799	13,833
01/01/2019 to 12/31/2019	$20.48799	$25.87715	10,476

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$11.96543	$13.76207	43,586
01/01/2011 to 12/31/2011	$13.76207	$14.42419	41,356
01/01/2012 to 12/31/2012	$14.42419	$15.67008	32,267
01/01/2013 to 12/31/2013	$15.67008	$19.72610	24,901
01/01/2014 to 12/31/2014	$19.72610	$21.30865	23,301
01/01/2015 to 12/31/2015	$21.30865	$21.75189	22,112
01/01/2016 to 12/31/2016	$21.75189	$22.07336	12,454
01/01/2017 to 12/31/2017	$22.07336	$24.89004	5,236
01/01/2018 to 12/31/2018	$24.89004	$20.77908	1,049
01/01/2019 to 12/31/2019	$20.77908	$25.77247	1,091
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$9.75926	$11.61004	120,159
01/01/2011 to 12/31/2011	$11.61004	$12.00405	85,233
01/01/2012 to 12/31/2012	$12.00405	$14.36319	61,929
01/01/2013 to 12/31/2013	$14.36319	$19.68807	47,944
01/01/2014 to 12/31/2014	$19.68807	$21.69857	18,110
01/01/2015 to 12/31/2015	$21.69857	$22.26174	22,870
01/01/2016 to 12/31/2016	$22.26174	$22.73077	11,947
01/01/2017 to 12/31/2017	$22.73077	$26.36925	4,767
01/01/2018 to 12/31/2018	$26.36925	$25.99790	1,603
01/01/2019 to 12/31/2019	$25.99790	$31.75553	85
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$14.39147	$14.47535	236,627
01/01/2011 to 12/31/2011	$14.47535	$12.92577	12,682
01/01/2012 to 12/31/2012	$12.92577	$14.76879	80,673
01/01/2013 to 12/31/2013	$14.76879	$17.60485	59,074
01/01/2014 to 12/31/2014	$17.60485	$15.76078	18,896
01/01/2015 to 12/31/2015	$15.76078	$13.76540	13,798
01/01/2016 to 12/31/2016	$13.76540	$14.54438	16,444
01/01/2017 to 12/31/2017	$14.54438	$17.06415	16,694
01/01/2018 to 12/31/2018	$17.06415	$14.35830	6,816
01/01/2019 to 12/31/2019	$14.35830	$16.57404	11,519
ProFund VP Financials
01/01/2010 to 12/31/2010	$6.82478	$7.41932	179,107
01/01/2011 to 12/31/2011	$7.41932	$6.26537	156,822
01/01/2012 to 12/31/2012	$6.26537	$7.65835	97,961
01/01/2013 to 12/31/2013	$7.65835	$9.91269	89,595
01/01/2014 to 12/31/2014	$9.91269	$10.96929	72,701
01/01/2015 to 12/31/2015	$10.96929	$10.58920	55,214
01/01/2016 to 12/31/2016	$10.58920	$11.96788	33,680
01/01/2017 to 12/31/2017	$11.96788	$13.86277	19,694
01/01/2018 to 12/31/2018	$13.86277	$12.16726	6,948
01/01/2019 to 12/31/2019	$12.16726	$15.53347	5,694
ProFund VP Health Care
01/01/2010 to 12/31/2010	$10.77348	$10.85820	91,929
01/01/2011 to 12/31/2011	$10.85820	$11.71755	99,313
01/01/2012 to 12/31/2012	$11.71755	$13.48139	79,172
01/01/2013 to 12/31/2013	$13.48139	$18.46460	66,559
01/01/2014 to 12/31/2014	$18.46460	$22.38395	51,085
01/01/2015 to 12/31/2015	$22.38395	$23.03811	30,864
01/01/2016 to 12/31/2016	$23.03811	$21.66335	19,498
01/01/2017 to 12/31/2017	$21.66335	$25.67254	9,626
01/01/2018 to 12/31/2018	$25.67254	$26.27206	3,015
01/01/2019 to 12/31/2019	$26.27206	$30.73411	2,790

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2010 to 12/31/2010	$12.14858	$14.73327	125,562
01/01/2011 to 12/31/2011	$14.73327	$14.18132	41,462
01/01/2012 to 12/31/2012	$14.18132	$16.09283	19,837
01/01/2013 to 12/31/2013	$16.09283	$21.79388	19,111
01/01/2014 to 12/31/2014	$21.79388	$22.54916	14,244
01/01/2015 to 12/31/2015	$22.54916	$21.34225	5,437
01/01/2016 to 12/31/2016	$21.34225	$24.58662	5,261
01/01/2017 to 12/31/2017	$24.58662	$29.49345	983
01/01/2018 to 12/31/2018	$29.49345	$25.21097	395
01/01/2019 to 12/31/2019	$25.21097	$32.24073	732
ProFund VP Japan
01/01/2010 to 12/31/2010	$11.15932	$10.22161	67,234
01/01/2011 to 12/31/2011	$10.22161	$8.16027	6,477
01/01/2012 to 12/31/2012	$8.16027	$9.83190	24,094
01/01/2013 to 12/31/2013	$9.83190	$14.28309	26,525
01/01/2014 to 12/31/2014	$14.28309	$14.44903	8,371
01/01/2015 to 12/31/2015	$14.44903	$14.98255	13,603
01/01/2016 to 12/31/2016	$14.98255	$14.74434	5,930
01/01/2017 to 12/31/2017	$14.74434	$17.11663	5,054
01/01/2018 to 12/31/2018	$17.11663	$14.82071	2,677
01/01/2019 to 12/31/2019	$14.82071	$17.42892	3,511
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.23297	$10.24134	208,930
01/01/2011 to 12/31/2011	$10.24134	$10.35103	179,188
01/01/2012 to 12/31/2012	$10.35103	$11.43375	83,338
01/01/2013 to 12/31/2013	$11.43375	$14.64128	64,412
01/01/2014 to 12/31/2014	$14.64128	$16.20339	71,155
01/01/2015 to 12/31/2015	$16.20339	$16.47588	35,221
01/01/2016 to 12/31/2016	$16.47588	$16.95704	17,837
01/01/2017 to 12/31/2017	$16.95704	$20.82210	20,545
01/01/2018 to 12/31/2018	$20.82210	$20.02393	12,027
01/01/2019 to 12/31/2019	$20.02393	$25.29270	9,337
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.15739	$9.02517	73,359
01/01/2011 to 12/31/2011	$9.02517	$8.73170	103,431
01/01/2012 to 12/31/2012	$8.73170	$9.87625	154,329
01/01/2013 to 12/31/2013	$9.87625	$12.57208	83,115
01/01/2014 to 12/31/2014	$12.57208	$13.61111	85,083
01/01/2015 to 12/31/2015	$13.61111	$12.70728	76,102
01/01/2016 to 12/31/2016	$12.70728	$14.37559	40,347
01/01/2017 to 12/31/2017	$14.37559	$15.98163	18,924
01/01/2018 to 12/31/2018	$15.98163	$13.99597	22,715
01/01/2019 to 12/31/2019	$13.99597	$17.79991	9,745
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$13.24202	$16.66521	179,903
01/01/2011 to 12/31/2011	$16.66521	$15.85981	112,247
01/01/2012 to 12/31/2012	$15.85981	$17.93256	67,404
01/01/2013 to 12/31/2013	$17.93256	$22.93850	51,906
01/01/2014 to 12/31/2014	$22.93850	$23.80410	50,231
01/01/2015 to 12/31/2015	$23.80410	$23.39408	14,202
01/01/2016 to 12/31/2016	$23.39408	$25.87953	13,542
01/01/2017 to 12/31/2017	$25.87953	$30.00659	7,597
01/01/2018 to 12/31/2018	$30.00659	$25.88101	7,499
01/01/2019 to 12/31/2019	$25.88101	$31.51207	4,342

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$14.14756	$16.70028	56,607
01/01/2011 to 12/31/2011	$16.70028	$15.72452	57,508
01/01/2012 to 12/31/2012	$15.72452	$17.96198	50,061
01/01/2013 to 12/31/2013	$17.96198	$23.26378	30,380
01/01/2014 to 12/31/2014	$23.26378	$25.12064	11,310
01/01/2015 to 12/31/2015	$25.12064	$22.59348	11,656
01/01/2016 to 12/31/2016	$22.59348	$27.53256	15,660
01/01/2017 to 12/31/2017	$27.53256	$29.84586	3,812
01/01/2018 to 12/31/2018	$29.84586	$25.35883	3,778
01/01/2019 to 12/31/2019	$25.35883	$30.83649	2,486
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$14.05790	$16.29047	46,817
01/01/2011 to 12/31/2011	$16.29047	$16.19771	80,834
01/01/2012 to 12/31/2012	$16.19771	$18.44962	71,926
01/01/2013 to 12/31/2013	$18.44962	$24.27788	55,633
01/01/2014 to 12/31/2014	$24.27788	$27.83849	39,777
01/01/2015 to 12/31/2015	$27.83849	$29.31553	35,573
01/01/2016 to 12/31/2016	$29.31553	$30.24093	10,377
01/01/2017 to 12/31/2017	$30.24093	$38.63953	7,233
01/01/2018 to 12/31/2018	$38.63953	$37.15438	386
01/01/2019 to 12/31/2019	$37.15438	$49.77529	685
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$21.22361	$24.49384	127,926
01/01/2011 to 12/31/2011	$24.49384	$24.54416	81,185
01/01/2012 to 12/31/2012	$24.54416	$24.74890	77,337
01/01/2013 to 12/31/2013	$24.74890	$30.09226	36,739
01/01/2014 to 12/31/2014	$30.09226	$26.28523	31,569
01/01/2015 to 12/31/2015	$26.28523	$19.73844	26,036
01/01/2016 to 12/31/2016	$19.73844	$24.02313	13,719
01/01/2017 to 12/31/2017	$24.02313	$22.79668	5,872
01/01/2018 to 12/31/2018	$22.79668	$17.82046	2,106
01/01/2019 to 12/31/2019	$17.82046	$18.95128	1,675
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$8.31919	$8.19165	31,433
01/01/2011 to 12/31/2011	$8.19165	$9.32323	76,191
01/01/2012 to 12/31/2012	$9.32323	$10.21944	32,931
01/01/2013 to 12/31/2013	$10.21944	$13.18257	20,057
01/01/2014 to 12/31/2014	$13.18257	$15.42014	17,475
01/01/2015 to 12/31/2015	$15.42014	$15.78321	19,428
01/01/2016 to 12/31/2016	$15.78321	$14.89078	8,289
01/01/2017 to 12/31/2017	$14.89078	$16.10530	7,623
01/01/2018 to 12/31/2018	$16.10530	$14.80303	1,649
01/01/2019 to 12/31/2019	$14.80303	$16.54376	1,715
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$19.14264	$24.93763	128,642
01/01/2011 to 12/31/2011	$24.93763	$19.74363	82,842
01/01/2012 to 12/31/2012	$19.74363	$16.53319	58,494
01/01/2013 to 12/31/2013	$16.53319	$10.05409	40,196
01/01/2014 to 12/31/2014	$10.05409	$7.50125	44,206
01/01/2015 to 12/31/2015	$7.50125	$4.93596	28,981
01/01/2016 to 12/31/2016	$4.93596	$7.53772	18,069
01/01/2017 to 12/31/2017	$7.53772	$7.77731	7,704
01/01/2018 to 12/31/2018	$7.77731	$6.59437	3,028
01/01/2019 to 12/31/2019	$6.59437	$9.43393	6,505

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$12.81358	$15.65813	49,229
01/01/2011 to 12/31/2011	$15.65813	$16.07450	27,887
01/01/2012 to 12/31/2012	$16.07450	$18.45752	30,772
01/01/2013 to 12/31/2013	$18.45752	$18.10496	19,225
01/01/2014 to 12/31/2014	$18.10496	$22.18182	12,255
01/01/2015 to 12/31/2015	$22.18182	$21.80873	7,264
01/01/2016 to 12/31/2016	$21.80873	$22.59736	4,804
01/01/2017 to 12/31/2017	$22.59736	$23.92936	4,318
01/01/2018 to 12/31/2018	$23.92936	$22.11218	903
01/01/2019 to 12/31/2019	$22.11218	$27.46859	1,037
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$5.66953	$4.66570	480,663
01/01/2011 to 12/31/2011	$4.66570	$2.85778	263,803
01/01/2012 to 12/31/2012	$2.85778	$2.60619	117,444
01/01/2013 to 12/31/2013	$2.60619	$2.97490	261,652
01/01/2014 to 12/31/2014	$2.97490	$2.03316	56,987
01/01/2015 to 12/31/2015	$2.03316	$1.96081	56,603
01/01/2016 to 12/31/2016	$1.96081	$1.82244	107,002
01/01/2017 to 12/31/2017	$1.82244	$1.57346	107,359
01/01/2018 to 12/31/2018	$1.57346	$1.60591	77,923
01/01/2019 to 12/31/2019	$1.60591	$1.29968	74,757
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$3.90263	$3.01426	28,594
01/01/2011 to 12/31/2011	$3.01426	$2.64465	37,552
01/01/2012 to 12/31/2012	$2.64465	$2.10447	11,448
01/01/2013 to 12/31/2013	$2.10447	$1.45594	37,829
01/01/2014 to 12/31/2014	$1.45594	$1.15023	28,466
01/01/2015 to 12/31/2015	$1.15023	$0.98028	65,714
01/01/2016 to 12/31/2016	$0.98028	$0.86410	8,080
01/01/2017 to 12/31/2017	$0.86410	$0.63309	5,696
01/01/2018 to 12/31/2018	$0.63309	$0.60244	1,359
01/01/2019 to 12/31/2019	$0.60244	$0.42473	6,972
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$14.00071	$17.25056	184,353
01/01/2011 to 12/31/2011	$17.25056	$17.12270	80,115
01/01/2012 to 12/31/2012	$17.12270	$18.87414	49,079
01/01/2013 to 12/31/2013	$18.87414	$25.97416	62,531
01/01/2014 to 12/31/2014	$25.97416	$26.00776	29,019
01/01/2015 to 12/31/2015	$26.00776	$25.78650	9,739
01/01/2016 to 12/31/2016	$25.78650	$30.38577	17,664
01/01/2017 to 12/31/2017	$30.38577	$33.64189	16,326
01/01/2018 to 12/31/2018	$33.64189	$31.07035	2,730
01/01/2019 to 12/31/2019	$31.07035	$36.27001	3,653
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$13.47382	$16.12293	119,962
01/01/2011 to 12/31/2011	$16.12293	$15.15275	43,755
01/01/2012 to 12/31/2012	$15.15275	$17.24840	54,224
01/01/2013 to 12/31/2013	$17.24840	$23.27201	60,710
01/01/2014 to 12/31/2014	$23.27201	$24.13255	14,902
01/01/2015 to 12/31/2015	$24.13255	$21.69194	26,423
01/01/2016 to 12/31/2016	$21.69194	$27.37683	22,738
01/01/2017 to 12/31/2017	$27.37683	$29.43635	8,762
01/01/2018 to 12/31/2018	$29.43635	$24.74384	2,779
01/01/2019 to 12/31/2019	$24.74384	$29.72065	2,825

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$9.85810	$11.17655	109,202
01/01/2011 to 12/31/2011	$11.17655	$11.15804	33,727
01/01/2012 to 12/31/2012	$11.15804	$12.74058	41,788
01/01/2013 to 12/31/2013	$12.74058	$13.99274	15,809
01/01/2014 to 12/31/2014	$13.99274	$13.79049	15,473
01/01/2015 to 12/31/2015	$13.79049	$13.72034	9,931
01/01/2016 to 12/31/2016	$13.72034	$16.35894	10,326
01/01/2017 to 12/31/2017	$16.35894	$15.69223	6,006
01/01/2018 to 12/31/2018	$15.69223	$13.05400	864
01/01/2019 to 12/31/2019	$13.05400	$14.68227	356
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$10.78461	$11.63681	104,863
01/01/2011 to 12/31/2011	$11.63681	$16.36772	108,287
01/01/2012 to 12/31/2012	$16.36772	$16.19578	54,420
01/01/2013 to 12/31/2013	$16.19578	$12.83813	27,833
01/01/2014 to 12/31/2014	$12.83813	$17.16011	36,723
01/01/2015 to 12/31/2015	$17.16011	$15.86813	19,918
01/01/2016 to 12/31/2016	$15.86813	$15.50385	18,791
01/01/2017 to 12/31/2017	$15.50385	$16.63619	6,443
01/01/2018 to 12/31/2018	$16.63619	$15.41759	5,655
01/01/2019 to 12/31/2019	$15.41759	$17.86231	3,567
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$13.85816	$20.32793	99,260
01/01/2011 to 12/31/2011	$20.32793	$17.20284	42,234
01/01/2012 to 12/31/2012	$17.20284	$22.33552	36,031
01/01/2013 to 12/31/2013	$22.33552	$37.34568	25,111
01/01/2014 to 12/31/2014	$37.34568	$42.21393	8,117
01/01/2015 to 12/31/2015	$42.21393	$37.58467	2,653
01/01/2016 to 12/31/2016	$37.58467	$50.79990	2,529
01/01/2017 to 12/31/2017	$50.79990	$64.15494	976
01/01/2018 to 12/31/2018	$64.15494	$46.03476	100
01/01/2019 to 12/31/2019	$46.03476	$66.67386	73
ProFund VP Utilities
01/01/2010 to 12/31/2010	$16.21137	$16.83260	77,564
01/01/2011 to 12/31/2011	$16.83260	$19.38516	89,119
01/01/2012 to 12/31/2012	$19.38516	$19.02342	48,435
01/01/2013 to 12/31/2013	$19.02342	$21.12493	47,642
01/01/2014 to 12/31/2014	$21.12493	$26.06148	36,575
01/01/2015 to 12/31/2015	$26.06148	$23.90495	6,108
01/01/2016 to 12/31/2016	$23.90495	$26.96036	10,728
01/01/2017 to 12/31/2017	$26.96036	$29.23391	3,207
01/01/2018 to 12/31/2018	$29.23391	$29.47220	2,015
01/01/2019 to 12/31/2019	$29.47220	$35.48974	1,449
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$10.92301	$12.20425	36,522
01/01/2011 to 12/31/2011	$12.20425	$10.17656	19,339
01/01/2012 to 12/31/2012	$10.17656	$12.20625	14,587
01/01/2013 to 12/31/2013	$12.20625	$14.21926	7,820
01/01/2014 to 12/31/2014	$14.21926	$13.13838	3,588
01/01/2015 to 12/31/2015	$13.13838	$13.30914	2,956
01/01/2016 to 12/31/2016	$13.30914	$12.57639	2,022
01/01/2017 to 12/31/2017	$12.57639	$16.73976	2,501
01/01/2018 to 12/31/2018	$16.73976	$14.30142	1,952
01/01/2019 to 12/31/2019	$14.30142	$18.55404	1,755

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.67525	$14.09426	111,815
01/01/2011 to 12/31/2011	$14.09426	$12.04609	75,328
01/01/2012 to 12/31/2012	$12.04609	$13.41981	70,838
01/01/2013 to 12/31/2013	$13.41981	$15.77358	51,146
01/01/2014 to 12/31/2014	$15.77358	$14.63877	40,672
01/01/2015 to 12/31/2015	$14.63877	$14.67531	31,807
01/01/2016 to 12/31/2016	$14.67531	$14.85066	22,851
01/01/2017 to 12/31/2017	$14.85066	$18.17245	18,390
01/01/2018 to 12/31/2018	$18.17245	$14.80478	12,615
01/01/2019 to 12/31/2019	$14.80478	$16.75801	13,073
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.09012	$18.99971	20,242
01/01/2011 to 12/31/2011	$18.99971	$17.62288	29,311
01/01/2012 to 12/31/2012	$17.62288	$20.85446	26,757
01/01/2013 to 12/31/2013	$20.85446	$28.65686	31,903
01/01/2014 to 12/31/2014	$28.65686	$29.23166	16,822
01/01/2015 to 12/31/2015	$29.23166	$29.11139	5,063
01/01/2016 to 12/31/2016	$29.11139	$28.74951	3,104
01/01/2017 to 12/31/2017	$28.74951	$38.02455	2,662
01/01/2018 to 12/31/2018	$38.02455	$37.45311	1,681
01/01/2019 to 12/31/2019	$37.45311	$50.42961	1,382
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59317	$12.22825	60,263
01/01/2011 to 12/31/2011	$12.22825	$11.46358	35,186
01/01/2012 to 12/31/2012	$11.46358	$12.14515	21,797
01/01/2013 to 12/31/2013	$12.14515	$17.91968	22,330
01/01/2014 to 12/31/2014	$17.91968	$17.26733	15,359
01/01/2015 to 12/31/2015	$17.26733	$16.47607	16,725
01/01/2016 to 12/31/2016	$16.47607	$17.45591	12,535
01/01/2017 to 12/31/2017	$17.45591	$21.57950	11,394
01/01/2018 to 12/31/2018	$21.57950	$21.45711	9,593
01/01/2019 to 12/31/2019	$21.45711	$26.35032	8,816
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps OR With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps
and Combo 5%/HAV 80 bps - Cliff M&E (2.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.21797	$13.39941	5,268,356
01/01/2011 to 12/31/2011	$13.39941	$12.77617	4,442,063
01/01/2012 to 12/31/2012	$12.77617	$14.08649	4,578,694
01/01/2013 to 12/31/2013	$14.08649	$15.17391	4,010,416
01/01/2014 to 12/31/2014	$15.17391	$15.43037	3,564,839
01/01/2015 to 12/31/2015	$15.43037	$14.62756	2,722,140
01/01/2016 to 12/31/2016	$14.62756	$15.23624	2,402,817
01/01/2017 to 12/31/2017	$15.23624	$16.80300	2,138,577
01/01/2018 to 12/31/2018	$16.80300	$15.11777	1,229,536
01/01/2019 to 12/31/2019	$15.11777	$17.18531	1,187,626
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$12.41496	$13.82727	2,767,854
01/01/2011 to 12/31/2011	$13.82727	$13.55948	2,216,060
01/01/2012 to 12/31/2012	$13.55948	$15.09396	2,607,360
01/01/2013 to 12/31/2013	$15.09396	$17.23247	2,524,109
01/01/2014 to 12/31/2014	$17.23247	$17.91019	2,227,707
01/01/2015 to 12/31/2015	$17.91019	$17.68394	1,952,226
01/01/2016 to 12/31/2016	$17.68394	$18.55333	1,773,743
01/01/2017 to 12/31/2017	$18.55333	$21.25019	1,413,401
01/01/2018 to 12/31/2018	$21.25019	$19.58711	1,069,129
01/01/2019 to 12/31/2019	$19.58711	$23.37947	763,283
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$11.93917	$13.08836	3,252,135
01/01/2011 to 12/31/2011	$13.08836	$12.58766	2,713,258
01/01/2012 to 12/31/2012	$12.58766	$13.59705	2,940,613
01/01/2013 to 12/31/2013	$13.59705	$14.97506	2,549,058
01/01/2014 to 12/31/2014	$14.97506	$15.42201	2,277,389
01/01/2015 to 12/31/2015	$15.42201	$15.08080	2,092,898
01/01/2016 to 12/31/2016	$15.08080	$15.48362	1,793,883
01/01/2017 to 12/31/2017	$15.48362	$17.62913	1,428,369
01/01/2018 to 12/31/2018	$17.62913	$15.90135	903,637
01/01/2019 to 12/31/2019	$15.90135	$18.38637	756,477
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99830	$11.60501	0
01/01/2014 to 12/31/2014	$11.60501	$12.86408	0
01/01/2015 to 12/31/2015	$12.86408	$12.81794	0
01/01/2016 to 12/31/2016	$12.81794	$13.89967	0
01/01/2017 to 12/31/2017	$13.89967	$16.62936	1,094
01/01/2018 to 12/31/2018	$16.62936	$14.96183	1,094
01/01/2019 to 12/31/2019	$14.96183	$17.96415	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.04275	$13.24854	6,540,463
01/01/2011 to 12/31/2011	$13.24854	$12.81964	5,259,707
01/01/2012 to 12/31/2012	$12.81964	$14.12287	5,738,680
01/01/2013 to 12/31/2013	$14.12287	$16.27463	5,800,649
01/01/2014 to 12/31/2014	$16.27463	$16.98056	5,432,988
01/01/2015 to 12/31/2015	$16.98056	$16.71161	4,883,532
01/01/2016 to 12/31/2016	$16.71161	$17.40084	4,511,969
01/01/2017 to 12/31/2017	$17.40084	$19.58583	3,343,717
01/01/2018 to 12/31/2018	$19.58583	$18.23565	2,552,465
01/01/2019 to 12/31/2019	$18.23565	$21.33025	1,654,900
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99830	$9.14186	60,919
01/01/2012 to 12/31/2012	$9.14186	$10.01934	181,581
01/01/2013 to 12/31/2013	$10.01934	$10.87913	254,891
01/01/2014 to 12/31/2014	$10.87913	$11.17777	268,384
01/01/2015 to 12/31/2015	$11.17777	$10.62018	210,251
01/01/2016 to 12/31/2016	$10.62018	$11.12714	192,469
01/01/2017 to 12/31/2017	$11.12714	$12.27425	183,009
01/01/2018 to 12/31/2018	$12.27425	$11.38660	109,445
01/01/2019 to 12/31/2019	$11.38660	$13.11843	98,723
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$10.48455	$10.67009	445,435
01/01/2011 to 12/31/2011	$10.67009	$10.68655	516,157
01/01/2012 to 12/31/2012	$10.68655	$10.95850	572,206
01/01/2013 to 12/31/2013	$10.95850	$10.50054	549,963
01/01/2014 to 12/31/2014	$10.50054	$10.27549	348,779
01/01/2015 to 12/31/2015	$10.27549	$10.11337	283,825
01/01/2016 to 12/31/2016	$10.11337	$10.06902	258,309
01/01/2017 to 12/31/2017	$10.06902	$10.03147	216,737
01/01/2018 to 12/31/2018	$10.03147	$9.89801	151,102
01/01/2019 to 12/31/2019	$9.89801	$10.14319	132,112
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.05200	$11.66091	4,831,426
01/01/2011 to 12/31/2011	$11.66091	$11.78533	3,763,460
01/01/2012 to 12/31/2012	$11.78533	$12.61951	4,344,963
01/01/2013 to 12/31/2013	$12.61951	$12.13375	4,224,268
01/01/2014 to 12/31/2014	$12.13375	$12.38788	3,491,513
01/01/2015 to 12/31/2015	$12.38788	$11.87815	2,931,445
01/01/2016 to 12/31/2016	$11.87815	$12.12713	2,627,795
01/01/2017 to 12/31/2017	$12.12713	$12.39734	2,303,220
01/01/2018 to 12/31/2018	$12.39734	$12.06160	1,703,440
01/01/2019 to 12/31/2019	$12.06160	$12.90418	1,368,318
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.57703	$10.44644	0
01/01/2011 to 12/31/2011	$10.44644	$11.86706	0
01/01/2012 to 12/31/2012	$11.86706	$12.30452	0
01/01/2013 to 12/31/2013	$12.30452	$11.46998	0
01/01/2014 to 12/31/2014	$11.46998	$11.71391	0
01/01/2015 to 12/31/2015	$11.71391	$11.59674	0
01/01/2016 to 12/31/2016	$11.59674	$11.52380	0
01/01/2017 to 12/31/2017	$11.52380	$11.37409	980
01/01/2018 to 12/31/2018	$11.37409	$11.20236	9,655
01/01/2019 to 12/31/2019	$11.20236	$11.12590	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.25198	$10.13572	0
01/01/2011 to 12/31/2011	$10.13572	$11.78243	0
01/01/2012 to 12/31/2012	$11.78243	$12.26990	0
01/01/2013 to 12/31/2013	$12.26990	$11.23524	0
01/01/2014 to 12/31/2014	$11.23524	$11.68273	0
01/01/2015 to 12/31/2015	$11.68273	$11.61798	0
01/01/2016 to 12/31/2016	$11.61798	$11.60303	0
01/01/2017 to 12/31/2017	$11.60303	$11.46637	13,446
01/01/2018 to 12/31/2018	$11.46637	$11.26263	14,662
01/01/2019 to 12/31/2019	$11.26263	$11.41768	41,194
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99773	$10.98026	0
01/01/2011 to 12/31/2011	$10.98026	$12.93900	0
01/01/2012 to 12/31/2012	$12.93900	$13.53446	0
01/01/2013 to 12/31/2013	$13.53446	$12.32897	0
01/01/2014 to 12/31/2014	$12.32897	$13.00387	428
01/01/2015 to 12/31/2015	$13.00387	$12.96440	613
01/01/2016 to 12/31/2016	$12.96440	$12.95753	726
01/01/2017 to 12/31/2017	$12.95753	$12.89312	6,410
01/01/2018 to 12/31/2018	$12.89312	$12.63598	8,587
01/01/2019 to 12/31/2019	$12.63598	$13.00413	10,610
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99830	$11.99002	0
01/01/2012 to 12/31/2012	$11.99002	$12.43055	0
01/01/2013 to 12/31/2013	$12.43055	$10.98908	0
01/01/2014 to 12/31/2014	$10.98908	$11.87996	0
01/01/2015 to 12/31/2015	$11.87996	$11.88030	0
01/01/2016 to 12/31/2016	$11.88030	$11.84983	0
01/01/2017 to 12/31/2017	$11.84983	$11.78964	1,488
01/01/2018 to 12/31/2018	$11.78964	$11.52964	1,560
01/01/2019 to 12/31/2019	$11.52964	$11.95858	3,588
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99774	$10.37249	0
01/01/2013 to 12/31/2013	$10.37249	$9.12368	0
01/01/2014 to 12/31/2014	$9.12368	$10.06432	0
01/01/2015 to 12/31/2015	$10.06432	$10.12484	0
01/01/2016 to 12/31/2016	$10.12484	$10.10721	0
01/01/2017 to 12/31/2017	$10.10721	$10.06837	3,398
01/01/2018 to 12/31/2018	$10.06837	$9.83485	0
01/01/2019 to 12/31/2019	$9.83485	$10.26023	125,544
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99887	$8.72726	0
01/01/2014 to 12/31/2014	$8.72726	$9.79563	0
01/01/2015 to 12/31/2015	$9.79563	$9.86740	0
01/01/2016 to 12/31/2016	$9.86740	$9.84975	0
01/01/2017 to 12/31/2017	$9.84975	$9.81076	0
01/01/2018 to 12/31/2018	$9.81076	$9.54676	0
01/01/2019 to 12/31/2019	$9.54676	$10.09501	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99887	$11.27417	0
01/01/2015 to 12/31/2015	$11.27417	$11.26376	0
01/01/2016 to 12/31/2016	$11.26376	$11.30605	0
01/01/2017 to 12/31/2017	$11.30605	$11.27745	0
01/01/2018 to 12/31/2018	$11.27745	$10.96390	3,332
01/01/2019 to 12/31/2019	$10.96390	$11.67532	6,362

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99887	$9.91252	0
01/01/2016 to 12/31/2016	$9.91252	$9.91141	0
01/01/2017 to 12/31/2017	$9.91141	$9.94374	53,713
01/01/2018 to 12/31/2018	$9.94374	$9.63760	42,254
01/01/2019 to 12/31/2019	$9.63760	$10.38686	139,625
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99774	$9.85432	0
01/01/2017 to 12/31/2017	$9.85432	$9.91195	2,418
01/01/2018 to 12/31/2018	$9.91195	$9.58554	153,759
01/01/2019 to 12/31/2019	$9.58554	$10.39246	82,738
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99773	$10.01119	0
01/01/2018 to 12/31/2018	$10.01119	$9.60332	1,928
01/01/2019 to 12/31/2019	$9.60332	$10.49663	3,114
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99773	$9.63714	0
01/01/2019 to 12/31/2019	$9.63714	$10.60044	412
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99887	$11.20549	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.31159	$13.67227	4,979,410
01/01/2011 to 12/31/2011	$13.67227	$13.06742	3,397,925
01/01/2012 to 12/31/2012	$13.06742	$14.55551	4,089,027
01/01/2013 to 12/31/2013	$14.55551	$17.49083	4,672,956
01/01/2014 to 12/31/2014	$17.49083	$18.33063	4,467,350
01/01/2015 to 12/31/2015	$18.33063	$18.05057	4,176,279
01/01/2016 to 12/31/2016	$18.05057	$18.89015	3,843,017
01/01/2017 to 12/31/2017	$18.89015	$21.81428	3,509,767
01/01/2018 to 12/31/2018	$21.81428	$20.03620	2,693,183
01/01/2019 to 12/31/2019	$20.03620	$23.99164	2,124,591
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99830	$11.62256	44,622
01/01/2014 to 12/31/2014	$11.62256	$12.93379	64,381
01/01/2015 to 12/31/2015	$12.93379	$12.21616	40,428
01/01/2016 to 12/31/2016	$12.21616	$13.74858	109,306
01/01/2017 to 12/31/2017	$13.74858	$15.94601	107,786
01/01/2018 to 12/31/2018	$15.94601	$14.87303	74,025
01/01/2019 to 12/31/2019	$14.87303	$19.08886	54,801
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$13.93707	$16.40903	89,121
01/01/2011 to 12/31/2011	$16.40903	$15.26310	73,059
01/01/2012 to 12/31/2012	$15.26310	$18.95705	105,274
01/01/2013 to 12/31/2013	$18.95705	$19.37570	118,189
01/01/2014 to 12/31/2014	$19.37570	$21.62107	93,859
01/01/2015 to 12/31/2015	$21.62107	$21.15884	70,753
01/01/2016 to 12/31/2016	$21.15884	$20.91167	55,927
01/01/2017 to 12/31/2017	$20.91167	$22.71406	48,988
01/01/2018 to 12/31/2018	$22.71406	$21.19817	26,923
01/01/2019 to 12/31/2019	$21.19817	$25.98082	22,364

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$14.51318	$18.29462	140,193
01/01/2011 to 12/31/2011	$18.29462	$19.10114	108,337
01/01/2012 to 12/31/2012	$19.10114	$21.58056	141,232
01/01/2013 to 12/31/2013	$21.58056	$21.80036	139,424
01/01/2014 to 12/31/2014	$21.80036	$27.95488	132,976
01/01/2015 to 12/31/2015	$27.95488	$28.70830	114,264
01/01/2016 to 12/31/2016	$28.70830	$29.47539	107,255
01/01/2017 to 12/31/2017	$29.47539	$30.67600	99,277
01/01/2018 to 12/31/2018	$30.67600	$28.61516	71,899
01/01/2019 to 12/31/2019	$28.61516	$36.77835	55,346
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$12.29837	$13.77665	2,940,865
01/01/2011 to 12/31/2011	$13.77665	$13.29159	2,235,838
01/01/2012 to 12/31/2012	$13.29159	$14.40325	2,337,350
01/01/2013 to 12/31/2013	$14.40325	$16.19043	2,299,222
01/01/2014 to 12/31/2014	$16.19043	$16.35834	2,047,404
01/01/2015 to 12/31/2015	$16.35834	$16.18174	1,820,250
01/01/2016 to 12/31/2016	$16.18174	$16.52496	1,593,504
01/01/2017 to 12/31/2017	$16.52496	$18.85341	1,407,168
01/01/2018 to 12/31/2018	$18.85341	$17.03467	918,491
01/01/2019 to 12/31/2019	$17.03467	$20.02265	775,347
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$11.86088	$12.96522	2,972,193
01/01/2011 to 12/31/2011	$12.96522	$12.63542	2,477,264
01/01/2012 to 12/31/2012	$12.63542	$13.62976	2,575,441
01/01/2013 to 12/31/2013	$13.62976	$14.66153	2,365,197
01/01/2014 to 12/31/2014	$14.66153	$14.94134	2,145,234
01/01/2015 to 12/31/2015	$14.94134	$14.50203	1,831,846
01/01/2016 to 12/31/2016	$14.50203	$14.95203	1,583,002
01/01/2017 to 12/31/2017	$14.95203	$16.44538	1,377,548
01/01/2018 to 12/31/2018	$16.44538	$14.96964	811,941
01/01/2019 to 12/31/2019	$14.96964	$17.01209	769,752
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.76069	$15.84486	244,303
01/01/2011 to 12/31/2011	$15.84486	$15.72264	167,171
01/01/2012 to 12/31/2012	$15.72264	$17.81609	188,409
01/01/2013 to 12/31/2013	$17.81609	$24.22423	213,714
01/01/2014 to 12/31/2014	$24.22423	$25.43556	211,826
01/01/2015 to 12/31/2015	$25.43556	$23.54522	184,051
01/01/2016 to 12/31/2016	$23.54522	$28.67100	177,649
01/01/2017 to 12/31/2017	$28.67100	$31.50779	148,966
01/01/2018 to 12/31/2018	$31.50779	$26.51811	104,410
01/01/2019 to 12/31/2019	$26.51811	$31.85425	86,446
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$9.86832	$9.66833	1,224,819
01/01/2011 to 12/31/2011	$9.66833	$9.47260	1,340,106
01/01/2012 to 12/31/2012	$9.47260	$9.27842	1,146,782
01/01/2013 to 12/31/2013	$9.27842	$9.08818	638,166
01/01/2014 to 12/31/2014	$9.08818	$8.90184	761,313
01/01/2015 to 12/31/2015	$8.90184	$8.71933	724,095
01/01/2016 to 12/31/2016	$8.71933	$8.54108	603,989
01/01/2017 to 12/31/2017	$8.54108	$8.39514	430,693
01/01/2018 to 12/31/2018	$8.39514	$8.32900	348,019
01/01/2019 to 12/31/2019	$8.32900	$8.29626	188,783

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$12.51792	$13.91660	338,616
01/01/2011 to 12/31/2011	$13.91660	$14.06430	304,128
01/01/2012 to 12/31/2012	$14.06430	$15.68695	401,139
01/01/2013 to 12/31/2013	$15.68695	$16.46863	360,518
01/01/2014 to 12/31/2014	$16.46863	$16.54361	348,525
01/01/2015 to 12/31/2015	$16.54361	$15.62701	272,120
01/01/2016 to 12/31/2016	$15.62701	$17.66419	236,302
01/01/2017 to 12/31/2017	$17.66419	$18.59586	198,341
01/01/2018 to 12/31/2018	$18.59586	$17.85079	132,917
01/01/2019 to 12/31/2019	$17.85079	$20.16001	100,292
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.73478	$14.11529	62,582
01/01/2011 to 12/31/2011	$14.11529	$13.24781	48,285
01/01/2012 to 12/31/2012	$13.24781	$15.16693	61,639
01/01/2013 to 12/31/2013	$15.16693	$20.77804	148,729
01/01/2014 to 12/31/2014	$20.77804	$23.14984	169,100
01/01/2015 to 12/31/2015	$23.14984	$20.89831	141,740
01/01/2016 to 12/31/2016	$20.89831	$24.54175	147,712
01/01/2017 to 12/31/2017	$24.54175	$28.65392	129,543
01/01/2018 to 12/31/2018	$28.65392	$24.09160	117,058
01/01/2019 to 12/31/2019	$24.09160	$30.56468	84,049
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$13.27294	$14.88574	190,802
01/01/2011 to 12/31/2011	$14.88574	$12.69655	126,232
01/01/2012 to 12/31/2012	$12.69655	$14.96878	138,669
01/01/2013 to 12/31/2013	$14.96878	$17.45611	193,582
01/01/2014 to 12/31/2014	$17.45611	$16.15352	203,169
01/01/2015 to 12/31/2015	$16.15352	$16.32043	191,121
01/01/2016 to 12/31/2016	$16.32043	$15.38262	166,615
01/01/2017 to 12/31/2017	$15.38262	$20.40633	151,810
01/01/2018 to 12/31/2018	$20.40633	$17.32136	134,705
01/01/2019 to 12/31/2019	$17.32136	$22.41448	109,374
AST International Value Portfolio
01/01/2010 to 12/31/2010	$13.10445	$14.25859	144,510
01/01/2011 to 12/31/2011	$14.25859	$12.21383	113,957
01/01/2012 to 12/31/2012	$12.21383	$13.95822	132,810
01/01/2013 to 12/31/2013	$13.95822	$16.33361	141,111
01/01/2014 to 12/31/2014	$16.33361	$14.92620	149,904
01/01/2015 to 12/31/2015	$14.92620	$14.73969	135,310
01/01/2016 to 12/31/2016	$14.73969	$14.52202	116,024
01/01/2017 to 12/31/2017	$14.52202	$17.47031	103,424
01/01/2018 to 12/31/2018	$17.47031	$14.34915	63,795
01/01/2019 to 12/31/2019	$14.34915	$16.86923	47,363
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$10.84732	$11.77363	41,606
01/01/2011 to 12/31/2011	$11.77363	$12.96784	14,508,528
01/01/2012 to 12/31/2012	$12.96784	$13.89578	5,830,488
01/01/2013 to 12/31/2013	$13.89578	$13.17779	1,541,523
01/01/2014 to 12/31/2014	$13.17779	$13.77631	1,479,647
01/01/2015 to 12/31/2015	$13.77631	$13.65217	5,435,546
01/01/2016 to 12/31/2016	$13.65217	$13.93515	6,359,054
01/01/2017 to 12/31/2017	$13.93515	$14.23895	2,571,928
01/01/2018 to 12/31/2018	$14.23895	$13.90830	9,305,130
01/01/2019 to 12/31/2019	$13.90830	$15.15318	1,973,712

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$12.24956	$13.65638	2,578,775
01/01/2011 to 12/31/2011	$13.65638	$13.30069	2,017,904
01/01/2012 to 12/31/2012	$13.30069	$14.79721	2,313,211
01/01/2013 to 12/31/2013	$14.79721	$16.85384	2,215,627
01/01/2014 to 12/31/2014	$16.85384	$17.55913	2,052,971
01/01/2015 to 12/31/2015	$17.55913	$17.01900	1,826,148
01/01/2016 to 12/31/2016	$17.01900	$17.54067	1,627,617
01/01/2017 to 12/31/2017	$17.54067	$20.09541	1,508,828
01/01/2018 to 12/31/2018	$20.09541	$18.23019	985,871
01/01/2019 to 12/31/2019	$18.23019	$21.32602	833,078
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.59068	$14.26670	327,702
01/01/2011 to 12/31/2011	$14.26670	$12.69588	244,121
01/01/2012 to 12/31/2012	$12.69588	$15.15982	272,580
01/01/2013 to 12/31/2013	$15.15982	$17.13007	294,019
01/01/2014 to 12/31/2014	$17.13007	$15.71085	283,912
01/01/2015 to 12/31/2015	$15.71085	$14.95868	235,450
01/01/2016 to 12/31/2016	$14.95868	$14.93584	216,654
01/01/2017 to 12/31/2017	$14.93584	$18.96584	176,569
01/01/2018 to 12/31/2018	$18.96584	$15.32995	132,833
01/01/2019 to 12/31/2019	$15.32995	$19.10352	102,126
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.66852	$12.26579	2,138,295
01/01/2011 to 12/31/2011	$12.26579	$12.04272	1,742,125
01/01/2012 to 12/31/2012	$12.04272	$13.05998	1,782,261
01/01/2013 to 12/31/2013	$13.05998	$14.20349	1,629,043
01/01/2014 to 12/31/2014	$14.20349	$14.67041	1,470,602
01/01/2015 to 12/31/2015	$14.67041	$14.34340	1,288,545
01/01/2016 to 12/31/2016	$14.34340	$14.58931	1,132,413
01/01/2017 to 12/31/2017	$14.58931	$16.02625	920,505
01/01/2018 to 12/31/2018	$16.02625	$14.89124	670,588
01/01/2019 to 12/31/2019	$14.89124	$16.71678	399,129
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28511	$11.21447	55,900
01/01/2011 to 12/31/2011	$11.21447	$11.05769	50,517
01/01/2012 to 12/31/2012	$11.05769	$12.47550	72,952
01/01/2013 to 12/31/2013	$12.47550	$16.67927	63,560
01/01/2014 to 12/31/2014	$16.67927	$17.89006	74,641
01/01/2015 to 12/31/2015	$17.89006	$19.38687	128,547
01/01/2016 to 12/31/2016	$19.38687	$18.71228	99,887
01/01/2017 to 12/31/2017	$18.71228	$24.89742	110,263
01/01/2018 to 12/31/2018	$24.89742	$23.99133	83,283
01/01/2019 to 12/31/2019	$23.99133	$31.16099	81,261
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.71673	$14.91645	248,348
01/01/2011 to 12/31/2011	$14.91645	$14.47760	196,229
01/01/2012 to 12/31/2012	$14.47760	$15.91975	216,704
01/01/2013 to 12/31/2013	$15.91975	$21.30260	203,484
01/01/2014 to 12/31/2014	$21.30260	$23.07553	389,852
01/01/2015 to 12/31/2015	$23.07553	$24.87902	269,816
01/01/2016 to 12/31/2016	$24.87902	$25.72913	250,102
01/01/2017 to 12/31/2017	$25.72913	$33.51770	204,759
01/01/2018 to 12/31/2018	$33.51770	$31.94445	146,821
01/01/2019 to 12/31/2019	$31.94445	$41.18670	97,095

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$13.36731	$14.67077	318,815
01/01/2011 to 12/31/2011	$14.67077	$13.92025	265,882
01/01/2012 to 12/31/2012	$13.92025	$16.78112	290,380
01/01/2013 to 12/31/2013	$16.78112	$20.97942	349,030
01/01/2014 to 12/31/2014	$20.97942	$21.29541	331,788
01/01/2015 to 12/31/2015	$21.29541	$20.55320	318,754
01/01/2016 to 12/31/2016	$20.55320	$21.56456	288,711
01/01/2017 to 12/31/2017	$21.56456	$26.15968	259,428
01/01/2018 to 12/31/2018	$26.15968	$23.17286	208,220
01/01/2019 to 12/31/2019	$23.17286	$29.49747	174,521
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99830	$10.29518	307,264
01/01/2013 to 12/31/2013	$10.29518	$11.99152	480,527
01/01/2014 to 12/31/2014	$11.99152	$12.34924	356,410
01/01/2015 to 12/31/2015	$12.34924	$11.94593	338,935
01/01/2016 to 12/31/2016	$11.94593	$12.20738	331,555
01/01/2017 to 12/31/2017	$12.20738	$13.92998	295,668
01/01/2018 to 12/31/2018	$13.92998	$12.51390	208,263
01/01/2019 to 12/31/2019	$12.51390	$15.04752	168,426
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.15339	$13.42624	164,734
01/01/2011 to 12/31/2011	$13.42624	$13.07331	109,155
01/01/2012 to 12/31/2012	$13.07331	$14.99256	145,038
01/01/2013 to 12/31/2013	$14.99256	$20.07585	191,611
01/01/2014 to 12/31/2014	$20.07585	$21.37708	194,763
01/01/2015 to 12/31/2015	$21.37708	$22.45244	162,231
01/01/2016 to 12/31/2016	$22.45244	$22.41357	148,923
01/01/2017 to 12/31/2017	$22.41357	$28.69745	154,931
01/01/2018 to 12/31/2018	$28.69745	$28.71019	96,111
01/01/2019 to 12/31/2019	$28.71019	$38.74606	62,187
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99830	$10.18139	2,319
01/01/2013 to 12/31/2013	$10.18139	$13.41389	64,378
01/01/2014 to 12/31/2014	$13.41389	$14.48140	61,666
01/01/2015 to 12/31/2015	$14.48140	$14.08193	87,176
01/01/2016 to 12/31/2016	$14.08193	$15.64863	116,828
01/01/2017 to 12/31/2017	$15.64863	$17.98666	116,613
01/01/2018 to 12/31/2018	$17.98666	$15.82783	63,638
01/01/2019 to 12/31/2019	$15.82783	$20.05319	72,196
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.48651	$15.82914	479,051
01/01/2011 to 12/31/2011	$15.82914	$15.04348	315,046
01/01/2012 to 12/31/2012	$15.04348	$17.62478	365,162
01/01/2013 to 12/31/2013	$17.62478	$22.82105	408,372
01/01/2014 to 12/31/2014	$22.82105	$24.92999	368,878
01/01/2015 to 12/31/2015	$24.92999	$23.03051	467,454
01/01/2016 to 12/31/2016	$23.03051	$22.93047	419,853
01/01/2017 to 12/31/2017	$22.93047	$28.54686	356,686
01/01/2018 to 12/31/2018	$28.54686	$26.74246	284,106
01/01/2019 to 12/31/2019	$26.74246	$34.09333	198,224

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.71879	$16.58691	159,478
01/01/2011 to 12/31/2011	$16.58691	$15.84375	101,521
01/01/2012 to 12/31/2012	$15.84375	$18.17654	116,165
01/01/2013 to 12/31/2013	$18.17654	$25.28318	181,175
01/01/2014 to 12/31/2014	$25.28318	$28.29395	197,534
01/01/2015 to 12/31/2015	$28.29395	$26.15164	148,315
01/01/2016 to 12/31/2016	$26.15164	$30.28659	155,255
01/01/2017 to 12/31/2017	$30.28659	$33.75808	138,886
01/01/2018 to 12/31/2018	$33.75808	$27.62557	99,642
01/01/2019 to 12/31/2019	$27.62557	$32.74574	90,524
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$14.79792	$17.72270	436,193
01/01/2011 to 12/31/2011	$17.72270	$13.84067	289,962
01/01/2012 to 12/31/2012	$13.84067	$15.98721	331,490
01/01/2013 to 12/31/2013	$15.98721	$15.69426	384,522
01/01/2014 to 12/31/2014	$15.69426	$14.65261	360,829
01/01/2015 to 12/31/2015	$14.65261	$11.95141	311,804
01/01/2016 to 12/31/2016	$11.95141	$13.15417	287,780
01/01/2017 to 12/31/2017	$13.15417	$16.28412	251,546
01/01/2018 to 12/31/2018	$16.28412	$13.70812	178,553
01/01/2019 to 12/31/2019	$13.70812	$15.21947	109,096
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.60854	$12.57271	5,926,854
01/01/2011 to 12/31/2011	$12.57271	$12.43805	5,416,351
01/01/2012 to 12/31/2012	$12.43805	$13.44660	5,373,438
01/01/2013 to 12/31/2013	$13.44660	$14.38438	4,701,893
01/01/2014 to 12/31/2014	$14.38438	$14.90324	4,178,751
01/01/2015 to 12/31/2015	$14.90324	$14.61868	3,761,794
01/01/2016 to 12/31/2016	$14.61868	$15.11091	3,348,146
01/01/2017 to 12/31/2017	$15.11091	$16.30147	2,530,726
01/01/2018 to 12/31/2018	$16.30147	$15.51200	1,886,014
01/01/2019 to 12/31/2019	$15.51200	$17.43365	1,431,839
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01822	$10.06358	5,856
01/01/2012 to 12/31/2012	$10.06358	$10.55780	16,720
01/01/2013 to 12/31/2013	$10.55780	$10.10211	34,959
01/01/2014 to 12/31/2014	$10.10211	$10.49484	158,431
01/01/2015 to 12/31/2015	$10.49484	$10.25215	192,930
01/01/2016 to 12/31/2016	$10.25215	$10.46512	276,647
01/01/2017 to 12/31/2017	$10.46512	$10.83250	235,947
01/01/2018 to 12/31/2018	$10.83250	$10.52292	162,292
01/01/2019 to 12/31/2019	$10.52292	$11.31269	161,464
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$12.15802	$14.17386	4,857,162
01/01/2011 to 12/31/2011	$14.17386	$13.02098	2,999,201
01/01/2012 to 12/31/2012	$13.02098	$14.40143	3,537,756
01/01/2013 to 12/31/2013	$14.40143	$16.50792	3,483,680
01/01/2014 to 12/31/2014	$16.50792	$17.65667	3,438,136
01/01/2015 to 12/31/2015	$17.65667	$17.18876	5,841,407
01/01/2016 to 12/31/2016	$17.18876	$18.53682	5,317,665
01/01/2017 to 12/31/2017	$18.53682	$21.08059	6,712,634
01/01/2018 to 12/31/2018	$21.08059	$19.07779	4,453,104
01/01/2019 to 12/31/2019	$19.07779	$22.27055	3,865,020

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99830	$11.64448	1,379
01/01/2014 to 12/31/2014	$11.64448	$13.14429	2,786
01/01/2015 to 12/31/2015	$13.14429	$13.07342	1,246
01/01/2016 to 12/31/2016	$13.07342	$14.19625	438
01/01/2017 to 12/31/2017	$14.19625	$16.88364	263
01/01/2018 to 12/31/2018	$16.88364	$15.35300	0
01/01/2019 to 12/31/2019	$15.35300	$18.82623	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$12.80820	$14.43373	55,005
01/01/2011 to 12/31/2011	$14.43373	$14.62708	40,224
01/01/2012 to 12/31/2012	$14.62708	$17.02093	59,406
01/01/2013 to 12/31/2013	$17.02093	$22.07851	88,184
01/01/2014 to 12/31/2014	$22.07851	$25.34846	209,746
01/01/2015 to 12/31/2015	$25.34846	$25.59336	155,424
01/01/2016 to 12/31/2016	$25.59336	$28.79186	144,790
01/01/2017 to 12/31/2017	$28.79186	$34.47875	123,232
01/01/2018 to 12/31/2018	$34.47875	$30.99332	83,665
01/01/2019 to 12/31/2019	$30.99332	$37.78519	59,549
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99830	$8.87562	0
01/01/2012 to 12/31/2012	$8.87562	$9.83727	0
01/01/2013 to 12/31/2013	$9.83727	$11.79379	0
01/01/2014 to 12/31/2014	$11.79379	$12.30302	0
01/01/2015 to 12/31/2015	$12.30302	$12.06888	8,317
01/01/2016 to 12/31/2016	$12.06888	$12.56950	8,314
01/01/2017 to 12/31/2017	$12.56950	$14.55225	95
01/01/2018 to 12/31/2018	$14.55225	$13.32189	95
01/01/2019 to 12/31/2019	$13.32189	$15.81575	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.98525	$16.85880	159,307
01/01/2011 to 12/31/2011	$16.85880	$14.34838	162,590
01/01/2012 to 12/31/2012	$14.34838	$16.87494	185,037
01/01/2013 to 12/31/2013	$16.87494	$23.27490	203,932
01/01/2014 to 12/31/2014	$23.27490	$23.92419	191,068
01/01/2015 to 12/31/2015	$23.92419	$23.74660	149,491
01/01/2016 to 12/31/2016	$23.74660	$25.05177	134,123
01/01/2017 to 12/31/2017	$25.05177	$31.33471	111,980
01/01/2018 to 12/31/2018	$31.33471	$27.36088	82,866
01/01/2019 to 12/31/2019	$27.36088	$36.57737	72,517
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.13600	$17.55264	200,848
01/01/2011 to 12/31/2011	$17.55264	$17.02502	93,921
01/01/2012 to 12/31/2012	$17.02502	$18.70592	129,175
01/01/2013 to 12/31/2013	$18.70592	$24.76740	185,650
01/01/2014 to 12/31/2014	$24.76740	$25.18616	166,221
01/01/2015 to 12/31/2015	$25.18616	$24.86366	176,058
01/01/2016 to 12/31/2016	$24.86366	$27.29637	155,901
01/01/2017 to 12/31/2017	$27.29637	$33.13315	147,769
01/01/2018 to 12/31/2018	$33.13315	$29.72288	129,662
01/01/2019 to 12/31/2019	$29.72288	$37.88269	110,488

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.94330	$15.97368	123,286
01/01/2011 to 12/31/2011	$15.97368	$14.71151	78,005
01/01/2012 to 12/31/2012	$14.71151	$17.02633	91,160
01/01/2013 to 12/31/2013	$17.02633	$22.91507	111,866
01/01/2014 to 12/31/2014	$22.91507	$23.62777	98,112
01/01/2015 to 12/31/2015	$23.62777	$22.14584	74,125
01/01/2016 to 12/31/2016	$22.14584	$28.02809	77,713
01/01/2017 to 12/31/2017	$28.02809	$29.47221	68,474
01/01/2018 to 12/31/2018	$29.47221	$23.93584	54,929
01/01/2019 to 12/31/2019	$23.93584	$28.59832	36,283
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.14754	$13.27107	3,684,135
01/01/2011 to 12/31/2011	$13.27107	$13.25731	2,941,567
01/01/2012 to 12/31/2012	$13.25731	$14.73769	3,520,732
01/01/2013 to 12/31/2013	$14.73769	$16.86568	3,553,294
01/01/2014 to 12/31/2014	$16.86568	$17.49123	3,263,070
01/01/2015 to 12/31/2015	$17.49123	$17.13998	3,980,739
01/01/2016 to 12/31/2016	$17.13998	$18.05603	3,764,039
01/01/2017 to 12/31/2017	$18.05603	$20.41185	3,333,090
01/01/2018 to 12/31/2018	$20.41185	$18.92623	2,463,819
01/01/2019 to 12/31/2019	$18.92623	$22.40244	1,705,026
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.16209	$14.93067	560,108
01/01/2011 to 12/31/2011	$14.93067	$14.37713	391,513
01/01/2012 to 12/31/2012	$14.37713	$16.55807	455,410
01/01/2013 to 12/31/2013	$16.55807	$23.35931	510,993
01/01/2014 to 12/31/2014	$23.35931	$24.78993	470,906
01/01/2015 to 12/31/2015	$24.78993	$26.60884	478,467
01/01/2016 to 12/31/2016	$26.60884	$26.76793	415,040
01/01/2017 to 12/31/2017	$26.76793	$36.15483	386,591
01/01/2018 to 12/31/2018	$36.15483	$36.77874	310,392
01/01/2019 to 12/31/2019	$36.77874	$46.19474	237,160
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.75843	$14.05186	170,995
01/01/2011 to 12/31/2011	$14.05186	$13.69648	142,576
01/01/2012 to 12/31/2012	$13.69648	$15.21321	165,128
01/01/2013 to 12/31/2013	$15.21321	$20.06169	170,934
01/01/2014 to 12/31/2014	$20.06169	$19.95663	153,025
01/01/2015 to 12/31/2015	$19.95663	$18.36204	126,732
01/01/2016 to 12/31/2016	$18.36204	$19.08870	124,317
01/01/2017 to 12/31/2017	$19.08870	$21.79354	98,264
01/01/2018 to 12/31/2018	$21.79354	$19.27156	64,778
01/01/2019 to 12/31/2019	$19.27156	$23.77874	242,627
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$13.75665	$16.23087	532,642
01/01/2011 to 12/31/2011	$16.23087	$13.52676	405,357
01/01/2012 to 12/31/2012	$13.52676	$13.72817	474,185
01/01/2013 to 12/31/2013	$13.72817	$15.51495	441,601
01/01/2014 to 12/31/2014	$15.51495	$13.92613	394,002
01/01/2015 to 12/31/2015	$13.92613	$11.01429	331,913
01/01/2016 to 12/31/2016	$11.01429	$13.44473	299,951
01/01/2017 to 12/31/2017	$13.44473	$14.52729	237,705
01/01/2018 to 12/31/2018	$14.52729	$11.85837	140,091
01/01/2019 to 12/31/2019	$11.85837	$13.57435	141,173

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.10632	$11.50354	329,128
01/01/2011 to 12/31/2011	$11.50354	$11.73269	303,906
01/01/2012 to 12/31/2012	$11.73269	$12.09232	346,069
01/01/2013 to 12/31/2013	$12.09232	$11.39986	329,380
01/01/2014 to 12/31/2014	$11.39986	$11.22829	289,960
01/01/2015 to 12/31/2015	$11.22829	$10.49009	238,845
01/01/2016 to 12/31/2016	$10.49009	$10.72329	228,429
01/01/2017 to 12/31/2017	$10.72329	$10.71837	243,764
01/01/2018 to 12/31/2018	$10.71837	$10.70722	142,427
01/01/2019 to 12/31/2019	$10.70722	$10.65596	107,436
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.23275	$16.02170	128,363
01/01/2011 to 12/31/2011	$16.02170	$15.15211	87,454
01/01/2012 to 12/31/2012	$15.15211	$17.57344	108,339
01/01/2013 to 12/31/2013	$17.57344	$22.79308	111,886
01/01/2014 to 12/31/2014	$22.79308	$25.66784	101,131
01/01/2015 to 12/31/2015	$25.66784	$23.48015	75,942
01/01/2016 to 12/31/2016	$23.48015	$26.21882	70,845
01/01/2017 to 12/31/2017	$26.21882	$30.44197	54,091
01/01/2018 to 12/31/2018	$30.44197	$24.88719	37,454
01/01/2019 to 12/31/2019	$24.88719	$29.04403	26,727
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$12.76501	$14.33352	330,431
01/01/2011 to 12/31/2011	$14.33352	$13.55493	303,754
01/01/2012 to 12/31/2012	$13.55493	$14.73812	384,109
01/01/2013 to 12/31/2013	$14.73812	$17.39590	854,855
01/01/2014 to 12/31/2014	$17.39590	$17.97721	792,202
01/01/2015 to 12/31/2015	$17.97721	$17.49718	527,843
01/01/2016 to 12/31/2016	$17.49718	$18.25755	462,451
01/01/2017 to 12/31/2017	$18.25755	$20.31542	384,620
01/01/2018 to 12/31/2018	$20.31542	$18.90245	240,983
01/01/2019 to 12/31/2019	$18.90245	$22.32060	279,250
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.75865	$11.35993	892,152
01/01/2011 to 12/31/2011	$11.35993	$11.79775	821,274
01/01/2012 to 12/31/2012	$11.79775	$12.46294	1,119,758
01/01/2013 to 12/31/2013	$12.46294	$12.02516	1,074,695
01/01/2014 to 12/31/2014	$12.02516	$12.62643	1,167,932
01/01/2015 to 12/31/2015	$12.62643	$12.52048	1,042,845
01/01/2016 to 12/31/2016	$12.52048	$12.89594	934,096
01/01/2017 to 12/31/2017	$12.89594	$13.42909	943,768
01/01/2018 to 12/31/2018	$13.42909	$12.85448	1,010,223
01/01/2019 to 12/31/2019	$12.85448	$14.13978	784,306
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99286	$9.09665	14,723
01/01/2012 to 12/31/2012	$9.09665	$10.57827	11,564
01/01/2013 to 12/31/2013	$10.57827	$13.57739	9,719
01/01/2014 to 12/31/2014	$13.57739	$15.00505	8,819
01/01/2015 to 12/31/2015	$15.00505	$15.00114	4,660
01/01/2016 to 12/31/2016	$15.00114	$16.87116	7,230
01/01/2017 to 12/31/2017	$16.87116	$17.94335	2,613
01/01/2018 to 12/31/2018	$17.94335	$16.24238	737
01/01/2019 to 12/31/2019	$16.24238	$19.90152	451

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$12.75506	$13.15488	13,907
01/01/2011 to 12/31/2011	$13.15488	$13.39471	5,002
01/01/2012 to 12/31/2012	$13.39471	$15.86139	5,297
01/01/2013 to 12/31/2013	$15.86139	$21.83513	6,345
01/01/2014 to 12/31/2014	$21.83513	$25.59438	10,012
01/01/2015 to 12/31/2015	$25.59438	$25.86255	17,603
01/01/2016 to 12/31/2016	$25.86255	$22.43011	15,944
01/01/2017 to 12/31/2017	$22.43011	$25.44904	12,776
01/01/2018 to 12/31/2018	$25.44904	$25.14970	11,497
01/01/2019 to 12/31/2019	$25.14970	$32.64141	9,438
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04981	$9.73884	1,679
01/01/2013 to 12/31/2013	$9.73884	$13.07024	2,478
01/01/2014 to 12/31/2014	$13.07024	$13.83120	9,885
01/01/2015 to 12/31/2015	$13.83120	$13.71111	10,235
01/01/2016 to 12/31/2016	$13.71111	$13.53231	10,420
01/01/2017 to 12/31/2017	$13.53231	$16.23714	10,978
01/01/2018 to 12/31/2018	$16.23714	$15.01436	5,346
01/01/2019 to 12/31/2019	$15.01436	$19.75693	2,953
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12635	$9.71352	18,268
01/01/2017 to 12/31/2017	$9.71352	$13.42521	12,409
01/01/2018 to 12/31/2018	$13.42521	$10.81983	8,229
01/01/2019 to 12/31/2019	$10.81983	$12.99127	3,494
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$14.01474	$15.63674	47,987
01/01/2011 to 12/31/2011	$15.63674	$11.18156	30,095
01/01/2012 to 12/31/2012	$11.18156	$12.64688	17,301
01/01/2013 to 12/31/2013	$12.64688	$14.24238	2,209
01/01/2014 to 12/31/2014	$14.24238	$13.73154	5,345
01/01/2015 to 12/31/2015	$13.73154	$12.18829	4,344
01/01/2016 to 12/31/2016	$12.18829	$12.01556	6,372
01/01/2017 to 12/31/2017	$12.01556	$15.63976	4,295
01/01/2018 to 12/31/2018	$15.63976	$12.46888	3,658
01/01/2019 to 12/31/2019	$12.46888	$15.42592	5,359
ProFund VP Banks
01/01/2010 to 12/31/2010	$12.51407	$13.27941	0
01/01/2011 to 12/31/2011	$13.27941	$9.52763	0
01/01/2012 to 12/31/2012	$9.52763	$12.44926	0
01/01/2013 to 12/31/2013	$12.44926	$16.27380	0
01/01/2014 to 12/31/2014	$16.27380	$17.59424	0
01/01/2015 to 12/31/2015	$17.59424	$17.15890	0
01/01/2016 to 12/31/2016	$17.15890	$20.71253	0
01/01/2017 to 12/31/2017	$20.71253	$23.92474	0
01/01/2018 to 12/31/2018	$23.92474	$19.23782	0
01/01/2019 to 12/31/2019	$19.23782	$25.70779	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$14.29935	$18.16576	12,227
01/01/2011 to 12/31/2011	$18.16576	$14.91990	6,546
01/01/2012 to 12/31/2012	$14.91990	$15.85348	5,749
01/01/2013 to 12/31/2013	$15.85348	$18.39078	7,201
01/01/2014 to 12/31/2014	$18.39078	$18.31732	5,157
01/01/2015 to 12/31/2015	$18.31732	$15.44366	4,561
01/01/2016 to 12/31/2016	$15.44366	$17.92518	4,657
01/01/2017 to 12/31/2017	$17.92518	$21.58985	3,980
01/01/2018 to 12/31/2018	$21.58985	$17.41077	1,562
01/01/2019 to 12/31/2019	$17.41077	$20.07548	1,526
ProFund VP Bear
01/01/2010 to 12/31/2010	$7.33047	$5.90218	11,324
01/01/2011 to 12/31/2011	$5.90218	$5.26778	10,302
01/01/2012 to 12/31/2012	$5.26778	$4.30314	8,352
01/01/2013 to 12/31/2013	$4.30314	$3.09577	8,342
01/01/2014 to 12/31/2014	$3.09577	$2.60023	9,327
01/01/2015 to 12/31/2015	$2.60023	$2.42153	7,500
01/01/2016 to 12/31/2016	$2.42153	$2.06240	7,485
01/01/2017 to 12/31/2017	$2.06240	$1.65730	7,468
01/01/2018 to 12/31/2018	$1.65730	$1.68894	7,448
01/01/2019 to 12/31/2019	$1.68894	$1.27469	7,427
ProFund VP Bull
01/01/2010 to 12/31/2010	$12.67160	$13.97310	1,778
01/01/2011 to 12/31/2011	$13.97310	$13.68730	11,035
01/01/2012 to 12/31/2012	$13.68730	$15.26808	8,591
01/01/2013 to 12/31/2013	$15.26808	$19.40528	17,024
01/01/2014 to 12/31/2014	$19.40528	$21.18734	14,698
01/01/2015 to 12/31/2015	$21.18734	$20.65788	14,542
01/01/2016 to 12/31/2016	$20.65788	$22.19050	14,541
01/01/2017 to 12/31/2017	$22.19050	$25.94139	14,541
01/01/2018 to 12/31/2018	$25.94139	$23.84474	3,369
01/01/2019 to 12/31/2019	$23.84474	$30.10158	3,369
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$12.57143	$14.45171	13,043
01/01/2011 to 12/31/2011	$14.45171	$15.13936	10,285
01/01/2012 to 12/31/2012	$15.13936	$16.43867	11,382
01/01/2013 to 12/31/2013	$16.43867	$20.68308	13,893
01/01/2014 to 12/31/2014	$20.68308	$22.33111	15,717
01/01/2015 to 12/31/2015	$22.33111	$22.78401	11,440
01/01/2016 to 12/31/2016	$22.78401	$23.10899	11,381
01/01/2017 to 12/31/2017	$23.10899	$26.04457	10,365
01/01/2018 to 12/31/2018	$26.04457	$21.73177	5,394
01/01/2019 to 12/31/2019	$21.73177	$26.94027	5,544
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$12.30799	$14.63446	12,760
01/01/2011 to 12/31/2011	$14.63446	$15.12328	7,887
01/01/2012 to 12/31/2012	$15.12328	$18.08628	10,022
01/01/2013 to 12/31/2013	$18.08628	$24.77874	15,269
01/01/2014 to 12/31/2014	$24.77874	$27.29522	9,493
01/01/2015 to 12/31/2015	$27.29522	$27.98952	11,581
01/01/2016 to 12/31/2016	$27.98952	$28.56485	9,591
01/01/2017 to 12/31/2017	$28.56485	$33.12038	9,927
01/01/2018 to 12/31/2018	$33.12038	$32.63720	7,609
01/01/2019 to 12/31/2019	$32.63720	$39.84478	7,883

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$13.64083	$13.71320	0
01/01/2011 to 12/31/2011	$13.71320	$12.23898	13,219
01/01/2012 to 12/31/2012	$12.23898	$13.97707	6,585
01/01/2013 to 12/31/2013	$13.97707	$16.65276	4,510
01/01/2014 to 12/31/2014	$16.65276	$14.90084	4,510
01/01/2015 to 12/31/2015	$14.90084	$13.00758	5,658
01/01/2016 to 12/31/2016	$13.00758	$13.73671	5,658
01/01/2017 to 12/31/2017	$13.73671	$16.10832	5,658
01/01/2018 to 12/31/2018	$16.10832	$13.54713	0
01/01/2019 to 12/31/2019	$13.54713	$15.62978	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$12.88193	$13.99705	44,524
01/01/2011 to 12/31/2011	$13.99705	$11.81405	27,787
01/01/2012 to 12/31/2012	$11.81405	$14.43315	28,486
01/01/2013 to 12/31/2013	$14.43315	$18.67225	28,246
01/01/2014 to 12/31/2014	$18.67225	$20.65201	25,887
01/01/2015 to 12/31/2015	$20.65201	$19.92641	15,799
01/01/2016 to 12/31/2016	$19.92641	$22.50929	18,785
01/01/2017 to 12/31/2017	$22.50929	$26.05990	19,926
01/01/2018 to 12/31/2018	$26.05990	$22.86079	11,437
01/01/2019 to 12/31/2019	$22.86079	$29.17052	10,698
ProFund VP Health Care
01/01/2010 to 12/31/2010	$12.78830	$12.88245	32,759
01/01/2011 to 12/31/2011	$12.88245	$13.89488	25,295
01/01/2012 to 12/31/2012	$13.89488	$15.97822	33,528
01/01/2013 to 12/31/2013	$15.97822	$21.87330	43,510
01/01/2014 to 12/31/2014	$21.87330	$26.50261	89,715
01/01/2015 to 12/31/2015	$26.50261	$27.26324	105,785
01/01/2016 to 12/31/2016	$27.26324	$25.62345	51,572
01/01/2017 to 12/31/2017	$25.62345	$30.34992	45,667
01/01/2018 to 12/31/2018	$30.34992	$31.04277	32,433
01/01/2019 to 12/31/2019	$31.04277	$36.29654	26,628
ProFund VP Industrials
01/01/2010 to 12/31/2010	$12.78332	$15.49501	41,384
01/01/2011 to 12/31/2011	$15.49501	$14.90686	27,863
01/01/2012 to 12/31/2012	$14.90686	$16.90745	22,834
01/01/2013 to 12/31/2013	$16.90745	$22.88541	26,481
01/01/2014 to 12/31/2014	$22.88541	$23.66647	18,262
01/01/2015 to 12/31/2015	$23.66647	$22.38840	11,066
01/01/2016 to 12/31/2016	$22.38840	$25.77871	11,970
01/01/2017 to 12/31/2017	$25.77871	$30.90781	12,957
01/01/2018 to 12/31/2018	$30.90781	$26.40636	6,938
01/01/2019 to 12/31/2019	$26.40636	$33.75227	7,603
ProFund VP Japan
01/01/2010 to 12/31/2010	$11.36642	$10.40611	0
01/01/2011 to 12/31/2011	$10.40611	$8.30331	6,766
01/01/2012 to 12/31/2012	$8.30331	$9.99923	0
01/01/2013 to 12/31/2013	$9.99923	$14.51886	1,024
01/01/2014 to 12/31/2014	$14.51886	$14.68004	0
01/01/2015 to 12/31/2015	$14.68004	$15.21433	0
01/01/2016 to 12/31/2016	$15.21433	$14.96484	0
01/01/2017 to 12/31/2017	$14.96484	$17.36386	0
01/01/2018 to 12/31/2018	$17.36386	$15.02714	0
01/01/2019 to 12/31/2019	$15.02714	$17.66270	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$12.64531	$14.01917	14,530
01/01/2011 to 12/31/2011	$14.01917	$14.16206	5,038
01/01/2012 to 12/31/2012	$14.16206	$15.63534	30,687
01/01/2013 to 12/31/2013	$15.63534	$20.01126	23,862
01/01/2014 to 12/31/2014	$20.01126	$22.13499	19,259
01/01/2015 to 12/31/2015	$22.13499	$22.49574	15,866
01/01/2016 to 12/31/2016	$22.49574	$23.14082	15,193
01/01/2017 to 12/31/2017	$23.14082	$28.40091	14,865
01/01/2018 to 12/31/2018	$28.40091	$27.29812	6,723
01/01/2019 to 12/31/2019	$27.29812	$34.46318	8,481
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$12.70102	$14.04486	9,437
01/01/2011 to 12/31/2011	$14.04486	$13.58144	50,359
01/01/2012 to 12/31/2012	$13.58144	$15.35389	17,975
01/01/2013 to 12/31/2013	$15.35389	$19.53491	22,617
01/01/2014 to 12/31/2014	$19.53491	$21.13872	17,948
01/01/2015 to 12/31/2015	$21.13872	$19.72491	16,001
01/01/2016 to 12/31/2016	$19.72491	$22.30310	17,009
01/01/2017 to 12/31/2017	$22.30310	$24.78227	17,205
01/01/2018 to 12/31/2018	$24.78227	$21.69198	7,052
01/01/2019 to 12/31/2019	$21.69198	$27.57367	6,506
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$12.66784	$15.93444	12,678
01/01/2011 to 12/31/2011	$15.93444	$15.15664	39,656
01/01/2012 to 12/31/2012	$15.15664	$17.12889	21,307
01/01/2013 to 12/31/2013	$17.12889	$21.89930	19,911
01/01/2014 to 12/31/2014	$21.89930	$22.71411	13,962
01/01/2015 to 12/31/2015	$22.71411	$22.31150	14,798
01/01/2016 to 12/31/2016	$22.31150	$24.66942	13,804
01/01/2017 to 12/31/2017	$24.66942	$28.58896	12,904
01/01/2018 to 12/31/2018	$28.58896	$24.64565	13,610
01/01/2019 to 12/31/2019	$24.64565	$29.99259	15,631
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$12.76958	$15.06596	16,744
01/01/2011 to 12/31/2011	$15.06596	$14.17844	9,804
01/01/2012 to 12/31/2012	$14.17844	$16.18772	12,709
01/01/2013 to 12/31/2013	$16.18772	$20.95513	15,449
01/01/2014 to 12/31/2014	$20.95513	$22.61616	10,081
01/01/2015 to 12/31/2015	$22.61616	$20.33055	9,681
01/01/2016 to 12/31/2016	$20.33055	$24.76237	9,638
01/01/2017 to 12/31/2017	$24.76237	$26.82925	9,513
01/01/2018 to 12/31/2018	$26.82925	$22.78403	8,626
01/01/2019 to 12/31/2019	$22.78403	$27.69139	10,086
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$13.05342	$15.11874	10,388
01/01/2011 to 12/31/2011	$15.11874	$15.02494	8,558
01/01/2012 to 12/31/2012	$15.02494	$17.10509	18,400
01/01/2013 to 12/31/2013	$17.10509	$22.49716	19,253
01/01/2014 to 12/31/2014	$22.49716	$25.78347	16,050
01/01/2015 to 12/31/2015	$25.78347	$27.13764	14,940
01/01/2016 to 12/31/2016	$27.13764	$27.98010	14,401
01/01/2017 to 12/31/2017	$27.98010	$35.73268	15,094
01/01/2018 to 12/31/2018	$35.73268	$34.34160	6,823
01/01/2019 to 12/31/2019	$34.34160	$45.98354	7,781

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$11.93473	$13.76655	13,277
01/01/2011 to 12/31/2011	$13.76655	$13.78774	13,136
01/01/2012 to 12/31/2012	$13.78774	$13.89565	11,121
01/01/2013 to 12/31/2013	$13.89565	$16.88719	8,012
01/01/2014 to 12/31/2014	$16.88719	$14.74316	10,502
01/01/2015 to 12/31/2015	$14.74316	$11.06547	2,872
01/01/2016 to 12/31/2016	$11.06547	$13.46055	2,824
01/01/2017 to 12/31/2017	$13.46055	$12.76687	1,763
01/01/2018 to 12/31/2018	$12.76687	$9.97495	135
01/01/2019 to 12/31/2019	$9.97495	$10.60256	135
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$13.09292	$12.88568	1,217
01/01/2011 to 12/31/2011	$12.88568	$14.65825	422
01/01/2012 to 12/31/2012	$14.65825	$16.05920	641
01/01/2013 to 12/31/2013	$16.05920	$20.70499	3,509
01/01/2014 to 12/31/2014	$20.70499	$24.20698	7,004
01/01/2015 to 12/31/2015	$24.20698	$24.76427	7,393
01/01/2016 to 12/31/2016	$24.76427	$23.35221	6,171
01/01/2017 to 12/31/2017	$23.35221	$25.24407	5,961
01/01/2018 to 12/31/2018	$25.24407	$23.19091	108
01/01/2019 to 12/31/2019	$23.19091	$25.90493	107
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$13.68321	$17.81638	17,579
01/01/2011 to 12/31/2011	$17.81638	$14.09840	14,426
01/01/2012 to 12/31/2012	$14.09840	$11.79988	16,082
01/01/2013 to 12/31/2013	$11.79988	$7.17205	7,974
01/01/2014 to 12/31/2014	$7.17205	$5.34823	6,295
01/01/2015 to 12/31/2015	$5.34823	$3.51744	7,929
01/01/2016 to 12/31/2016	$3.51744	$5.36878	11,484
01/01/2017 to 12/31/2017	$5.36878	$5.53664	9,741
01/01/2018 to 12/31/2018	$5.53664	$4.69211	9,870
01/01/2019 to 12/31/2019	$4.69211	$6.70922	12,276
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$14.03177	$17.13805	9,961
01/01/2011 to 12/31/2011	$17.13805	$17.58469	7,552
01/01/2012 to 12/31/2012	$17.58469	$20.18120	12,078
01/01/2013 to 12/31/2013	$20.18120	$19.78562	7,304
01/01/2014 to 12/31/2014	$19.78562	$24.22860	11,113
01/01/2015 to 12/31/2015	$24.22860	$23.80884	3,432
01/01/2016 to 12/31/2016	$23.80884	$24.65717	3,379
01/01/2017 to 12/31/2017	$24.65717	$26.09733	2,594
01/01/2018 to 12/31/2018	$26.09733	$24.10317	1,766
01/01/2019 to 12/31/2019	$24.10317	$29.92662	4,364
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$10.23100	$8.41509	118,627
01/01/2011 to 12/31/2011	$8.41509	$5.15157	96,319
01/01/2012 to 12/31/2012	$5.15157	$4.69566	75,171
01/01/2013 to 12/31/2013	$4.69566	$5.35722	74,003
01/01/2014 to 12/31/2014	$5.35722	$3.65949	59,177
01/01/2015 to 12/31/2015	$3.65949	$3.52761	29,612
01/01/2016 to 12/31/2016	$3.52761	$3.27714	30,396
01/01/2017 to 12/31/2017	$3.27714	$2.82792	29,526
01/01/2018 to 12/31/2018	$2.82792	$2.88488	17,055
01/01/2019 to 12/31/2019	$2.88488	$2.33361	9,775

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$7.10204	$5.48258	0
01/01/2011 to 12/31/2011	$5.48258	$4.80778	888
01/01/2012 to 12/31/2012	$4.80778	$3.82383	467
01/01/2013 to 12/31/2013	$3.82383	$2.64409	466
01/01/2014 to 12/31/2014	$2.64409	$2.08785	466
01/01/2015 to 12/31/2015	$2.08785	$1.77832	0
01/01/2016 to 12/31/2016	$1.77832	$1.56672	0
01/01/2017 to 12/31/2017	$1.56672	$1.14725	0
01/01/2018 to 12/31/2018	$1.14725	$1.09114	0
01/01/2019 to 12/31/2019	$1.09114	$0.76892	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$12.58590	$15.49940	12,130
01/01/2011 to 12/31/2011	$15.49940	$15.37672	37,487
01/01/2012 to 12/31/2012	$15.37672	$16.94090	6,972
01/01/2013 to 12/31/2013	$16.94090	$23.30183	10,495
01/01/2014 to 12/31/2014	$23.30183	$23.31993	7,534
01/01/2015 to 12/31/2015	$23.31993	$23.10975	8,091
01/01/2016 to 12/31/2016	$23.10975	$27.21775	7,607
01/01/2017 to 12/31/2017	$27.21775	$30.11902	7,943
01/01/2018 to 12/31/2018	$30.11902	$27.80240	6,053
01/01/2019 to 12/31/2019	$27.80240	$32.43860	9,149
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$12.40731	$14.83916	9,583
01/01/2011 to 12/31/2011	$14.83916	$13.93909	1,758
01/01/2012 to 12/31/2012	$13.93909	$15.85865	3,474
01/01/2013 to 12/31/2013	$15.85865	$21.38615	13,029
01/01/2014 to 12/31/2014	$21.38615	$22.16560	8,426
01/01/2015 to 12/31/2015	$22.16560	$19.91386	5,615
01/01/2016 to 12/31/2016	$19.91386	$25.12004	11,954
01/01/2017 to 12/31/2017	$25.12004	$26.99610	7,197
01/01/2018 to 12/31/2018	$26.99610	$22.68090	4,783
01/01/2019 to 12/31/2019	$22.68090	$27.22882	8,842
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$11.02445	$12.49259	14,287
01/01/2011 to 12/31/2011	$12.49259	$12.46541	6,494
01/01/2012 to 12/31/2012	$12.46541	$14.22610	12,605
01/01/2013 to 12/31/2013	$14.22610	$15.61628	13,795
01/01/2014 to 12/31/2014	$15.61628	$15.38274	10,249
01/01/2015 to 12/31/2015	$15.38274	$15.29678	7,526
01/01/2016 to 12/31/2016	$15.29678	$18.22921	7,480
01/01/2017 to 12/31/2017	$18.22921	$17.47732	8,650
01/01/2018 to 12/31/2018	$17.47732	$14.53149	5,368
01/01/2019 to 12/31/2019	$14.53149	$16.33577	7,907
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$8.90874	$9.60785	2,261
01/01/2011 to 12/31/2011	$9.60785	$13.50707	5,682
01/01/2012 to 12/31/2012	$13.50707	$13.35840	2,675
01/01/2013 to 12/31/2013	$13.35840	$10.58367	740
01/01/2014 to 12/31/2014	$10.58367	$14.13946	751
01/01/2015 to 12/31/2015	$14.13946	$13.06815	1,124
01/01/2016 to 12/31/2016	$13.06815	$12.76165	2
01/01/2017 to 12/31/2017	$12.76165	$13.68679	14
01/01/2018 to 12/31/2018	$13.68679	$12.67772	16
01/01/2019 to 12/31/2019	$12.67772	$14.68052	16

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$16.03277	$23.50605	85
01/01/2011 to 12/31/2011	$23.50605	$19.88226	30
01/01/2012 to 12/31/2012	$19.88226	$25.80111	0
01/01/2013 to 12/31/2013	$25.80111	$43.11833	0
01/01/2014 to 12/31/2014	$43.11833	$48.71411	53
01/01/2015 to 12/31/2015	$48.71411	$43.34980	444
01/01/2016 to 12/31/2016	$43.34980	$58.56244	665
01/01/2017 to 12/31/2017	$58.56244	$73.92049	477
01/01/2018 to 12/31/2018	$73.92049	$53.01483	138
01/01/2019 to 12/31/2019	$53.01483	$76.74431	57
ProFund VP Utilities
01/01/2010 to 12/31/2010	$12.25694	$12.72015	29,651
01/01/2011 to 12/31/2011	$12.72015	$14.64162	21,227
01/01/2012 to 12/31/2012	$14.64162	$14.36105	33,324
01/01/2013 to 12/31/2013	$14.36105	$15.93927	25,635
01/01/2014 to 12/31/2014	$15.93927	$19.65391	43,057
01/01/2015 to 12/31/2015	$19.65391	$18.01843	17,247
01/01/2016 to 12/31/2016	$18.01843	$20.31103	19,404
01/01/2017 to 12/31/2017	$20.31103	$22.01274	16,407
01/01/2018 to 12/31/2018	$22.01274	$22.18087	14,267
01/01/2019 to 12/31/2019	$22.18087	$26.69603	15,101
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$13.40945	$14.97476	169
01/01/2011 to 12/31/2011	$14.97476	$12.48038	211
01/01/2012 to 12/31/2012	$12.48038	$14.96204	190
01/01/2013 to 12/31/2013	$14.96204	$17.42066	190
01/01/2014 to 12/31/2014	$17.42066	$16.08832	1,787
01/01/2015 to 12/31/2015	$16.08832	$16.28906	1,660
01/01/2016 to 12/31/2016	$16.28906	$15.38433	1,617
01/01/2017 to 12/31/2017	$15.38433	$20.46699	2,067
01/01/2018 to 12/31/2018	$20.46699	$17.47680	1,403
01/01/2019 to 12/31/2019	$17.47680	$22.66204	176
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.09022	$14.59178	20,042
01/01/2011 to 12/31/2011	$14.59178	$12.46491	18,690
01/01/2012 to 12/31/2012	$12.46491	$13.87931	16,680
01/01/2013 to 12/31/2013	$13.87931	$16.30544	17,582
01/01/2014 to 12/31/2014	$16.30544	$15.12454	14,804
01/01/2015 to 12/31/2015	$15.12454	$15.15454	13,787
01/01/2016 to 12/31/2016	$15.15454	$15.32788	12,035
01/01/2017 to 12/31/2017	$15.32788	$18.74693	11,334
01/01/2018 to 12/31/2018	$18.74693	$15.26487	5,065
01/01/2019 to 12/31/2019	$15.26487	$17.26977	3,701
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.97217	$15.07033	7,752
01/01/2011 to 12/31/2011	$15.07033	$13.97103	7,751
01/01/2012 to 12/31/2012	$13.97103	$16.52452	7,348
01/01/2013 to 12/31/2013	$16.52452	$22.69539	7,439
01/01/2014 to 12/31/2014	$22.69539	$23.13886	4,965
01/01/2015 to 12/31/2015	$23.13886	$23.03192	4,712
01/01/2016 to 12/31/2016	$23.03192	$22.73398	4,676
01/01/2017 to 12/31/2017	$22.73398	$30.05301	258
01/01/2018 to 12/31/2018	$30.05301	$29.58610	245
01/01/2019 to 12/31/2019	$29.58610	$39.81667	400

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59315	$12.22541	14,957
01/01/2011 to 12/31/2011	$12.22541	$11.45522	12,237
01/01/2012 to 12/31/2012	$11.45522	$12.13004	9,847
01/01/2013 to 12/31/2013	$12.13004	$17.88844	12,283
01/01/2014 to 12/31/2014	$17.88844	$17.22832	5,444
01/01/2015 to 12/31/2015	$17.22832	$16.43041	5,810
01/01/2016 to 12/31/2016	$16.43041	$17.39878	4,405
01/01/2017 to 12/31/2017	$17.39878	$21.49800	4,906
01/01/2018 to 12/31/2018	$21.49800	$21.36513	1,538
01/01/2019 to 12/31/2019	$21.36513	$26.22405	1,566
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of HAV or EBP & LT5 or GMWB, HAV & EBP or with any one combo 5% or HDV and GMWB or
Combo 5%/HAV and HD GRO/GRO Plus 2008 or HAV, EBP and HD GRO OR HD GRO 60 bps and HAV OR GRO Plus 2008 60 bps and HAV
(2.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.42891	$14.16052	0
01/01/2011 to 12/31/2011	$14.16052	$14.24439	0
01/01/2012 to 12/31/2012	$14.24439	$15.91424	0
01/01/2013 to 12/31/2013	$15.91424	$17.14094	0
01/01/2014 to 12/31/2014	$17.14094	$17.17341	0
01/01/2015 to 12/31/2015	$17.17341	$16.83863	0
01/01/2016 to 12/31/2016	$16.83863	$17.96973	0
01/01/2017 to 12/31/2017	$17.96973	$18.43690	0
01/01/2018 to 12/31/2018	$18.43690	$17.93719	0
01/01/2019 to 12/31/2019	$17.93719	$19.74356	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.51767	$10.43263	1,717,994
01/01/2011 to 12/31/2011	$10.43263	$9.94229	1,611,057
01/01/2012 to 12/31/2012	$9.94229	$10.95633	1,395,787
01/01/2013 to 12/31/2013	$10.95633	$11.79612	1,055,516
01/01/2014 to 12/31/2014	$11.79612	$11.98936	521,985
01/01/2015 to 12/31/2015	$11.98936	$11.35968	128,810
01/01/2016 to 12/31/2016	$11.35968	$11.82625	40,939
01/01/2017 to 12/31/2017	$11.82625	$13.03572	42,722
01/01/2018 to 12/31/2018	$13.03572	$11.72228	30,804
01/01/2019 to 12/31/2019	$11.72228	$13.31862	24,724
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.66688	$10.76111	695,214
01/01/2011 to 12/31/2011	$10.76111	$10.54734	642,266
01/01/2012 to 12/31/2012	$10.54734	$11.73483	624,007
01/01/2013 to 12/31/2013	$11.73483	$13.39053	469,897
01/01/2014 to 12/31/2014	$13.39053	$13.91007	303,084
01/01/2015 to 12/31/2015	$13.91007	$13.72734	106,407
01/01/2016 to 12/31/2016	$13.72734	$14.39480	34,713
01/01/2017 to 12/31/2017	$14.39480	$16.47886	41,420
01/01/2018 to 12/31/2018	$16.47886	$15.18126	19,806
01/01/2019 to 12/31/2019	$15.18126	$18.11137	18,443
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.59589	$9.41836	204,198
01/01/2011 to 12/31/2011	$9.41836	$9.05329	173,747
01/01/2012 to 12/31/2012	$9.05329	$9.77415	161,435
01/01/2013 to 12/31/2013	$9.77415	$10.75920	89,351
01/01/2014 to 12/31/2014	$10.75920	$11.07451	103,462
01/01/2015 to 12/31/2015	$11.07451	$10.82397	70,633
01/01/2016 to 12/31/2016	$10.82397	$11.10750	22,553
01/01/2017 to 12/31/2017	$11.10750	$12.64015	26,393
01/01/2018 to 12/31/2018	$12.64015	$11.39535	9,488
01/01/2019 to 12/31/2019	$11.39535	$13.16941	10,875

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99826	$11.60091	0
01/01/2014 to 12/31/2014	$11.60091	$12.85299	0
01/01/2015 to 12/31/2015	$12.85299	$12.80036	0
01/01/2016 to 12/31/2016	$12.80036	$13.87347	0
01/01/2017 to 12/31/2017	$13.87347	$16.58956	0
01/01/2018 to 12/31/2018	$16.58956	$14.91831	0
01/01/2019 to 12/31/2019	$14.91831	$17.90271	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.76082	$10.73258	921,029
01/01/2011 to 12/31/2011	$10.73258	$10.37986	832,449
01/01/2012 to 12/31/2012	$10.37986	$11.42926	796,907
01/01/2013 to 12/31/2013	$11.42926	$13.16396	466,584
01/01/2014 to 12/31/2014	$13.16396	$13.72806	394,862
01/01/2015 to 12/31/2015	$13.72806	$13.50375	212,897
01/01/2016 to 12/31/2016	$13.50375	$14.05336	128,706
01/01/2017 to 12/31/2017	$14.05336	$15.80998	144,148
01/01/2018 to 12/31/2018	$15.80998	$14.71248	92,979
01/01/2019 to 12/31/2019	$14.71248	$17.20028	125,218
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99826	$9.13879	7,345
01/01/2012 to 12/31/2012	$9.13879	$10.01086	15,279
01/01/2013 to 12/31/2013	$10.01086	$10.86430	98,572
01/01/2014 to 12/31/2014	$10.86430	$11.15680	16,523
01/01/2015 to 12/31/2015	$11.15680	$10.59478	8,350
01/01/2016 to 12/31/2016	$10.59478	$11.09480	5,299
01/01/2017 to 12/31/2017	$11.09480	$12.23238	8,914
01/01/2018 to 12/31/2018	$12.23238	$11.34201	2,467
01/01/2019 to 12/31/2019	$11.34201	$13.06040	1,445
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.30426	$11.49843	201,244
01/01/2011 to 12/31/2011	$11.49843	$11.51039	162,891
01/01/2012 to 12/31/2012	$11.51039	$11.79749	118,513
01/01/2013 to 12/31/2013	$11.79749	$11.29867	30,014
01/01/2014 to 12/31/2014	$11.29867	$11.05065	17,752
01/01/2015 to 12/31/2015	$11.05065	$10.87087	5,158
01/01/2016 to 12/31/2016	$10.87087	$10.81748	3,987
01/01/2017 to 12/31/2017	$10.81748	$10.77140	3,535
01/01/2018 to 12/31/2018	$10.77140	$10.62248	1,269
01/01/2019 to 12/31/2019	$10.62248	$10.88002	1,503
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.22900	$12.89622	263,993
01/01/2011 to 12/31/2011	$12.89622	$13.02722	304,428
01/01/2012 to 12/31/2012	$13.02722	$13.94202	286,552
01/01/2013 to 12/31/2013	$13.94202	$13.39845	162,102
01/01/2014 to 12/31/2014	$13.39845	$13.67205	105,706
01/01/2015 to 12/31/2015	$13.67205	$13.10267	35,941
01/01/2016 to 12/31/2016	$13.10267	$13.37045	28,927
01/01/2017 to 12/31/2017	$13.37045	$13.66127	20,500
01/01/2018 to 12/31/2018	$13.66127	$13.28459	16,863
01/01/2019 to 12/31/2019	$13.28459	$14.20538	16,165

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.90593	$11.88998	235,797
01/01/2011 to 12/31/2011	$11.88998	$13.50004	117,856
01/01/2012 to 12/31/2012	$13.50004	$13.99045	286,663
01/01/2013 to 12/31/2013	$13.99045	$13.03493	274,966
01/01/2014 to 12/31/2014	$13.03493	$13.30536	219,928
01/01/2015 to 12/31/2015	$13.30536	$13.16542	228,504
01/01/2016 to 12/31/2016	$13.16542	$13.07596	151,074
01/01/2017 to 12/31/2017	$13.07596	$12.89939	117,155
01/01/2018 to 12/31/2018	$12.89939	$12.69833	170,523
01/01/2019 to 12/31/2019	$12.69833	$12.60563	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.76199	$9.59402	1,468,470
01/01/2011 to 12/31/2011	$9.59402	$11.14707	297,401
01/01/2012 to 12/31/2012	$11.14707	$11.60224	37,243
01/01/2013 to 12/31/2013	$11.60224	$10.61840	530,463
01/01/2014 to 12/31/2014	$10.61840	$11.03571	359,161
01/01/2015 to 12/31/2015	$11.03571	$10.96898	356,759
01/01/2016 to 12/31/2016	$10.96898	$10.94922	243,374
01/01/2017 to 12/31/2017	$10.94922	$10.81467	137,689
01/01/2018 to 12/31/2018	$10.81467	$10.61699	154,449
01/01/2019 to 12/31/2019	$10.61699	$10.75745	236,806
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99767	$10.97475	1,158,302
01/01/2011 to 12/31/2011	$10.97475	$12.92598	841,527
01/01/2012 to 12/31/2012	$12.92598	$13.51389	152,818
01/01/2013 to 12/31/2013	$13.51389	$12.30394	0
01/01/2014 to 12/31/2014	$12.30394	$12.97076	53,591
01/01/2015 to 12/31/2015	$12.97076	$12.92479	48,210
01/01/2016 to 12/31/2016	$12.92479	$12.91135	42,621
01/01/2017 to 12/31/2017	$12.91135	$12.84069	24,681
01/01/2018 to 12/31/2018	$12.84069	$12.57801	20,341
01/01/2019 to 12/31/2019	$12.57801	$12.93796	5,824
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99826	$11.98399	1,012,143
01/01/2012 to 12/31/2012	$11.98399	$12.41794	1,414,862
01/01/2013 to 12/31/2013	$12.41794	$10.97239	189,912
01/01/2014 to 12/31/2014	$10.97239	$11.85587	150,137
01/01/2015 to 12/31/2015	$11.85587	$11.85024	151,605
01/01/2016 to 12/31/2016	$11.85024	$11.81385	118,033
01/01/2017 to 12/31/2017	$11.81385	$11.74786	105,727
01/01/2018 to 12/31/2018	$11.74786	$11.48295	147,862
01/01/2019 to 12/31/2019	$11.48295	$11.90413	96,519
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99768	$10.36719	450,455
01/01/2013 to 12/31/2013	$10.36719	$9.11431	2,327,486
01/01/2014 to 12/31/2014	$9.11431	$10.04904	856,957
01/01/2015 to 12/31/2015	$10.04904	$10.10442	161,400
01/01/2016 to 12/31/2016	$10.10442	$10.08172	168,476
01/01/2017 to 12/31/2017	$10.08172	$10.03791	126,830
01/01/2018 to 12/31/2018	$10.03791	$9.80011	88,980
01/01/2019 to 12/31/2019	$9.80011	$10.21884	87,873

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99884	$8.72277	1,122,019
01/01/2014 to 12/31/2014	$8.72277	$9.78573	888,471
01/01/2015 to 12/31/2015	$9.78573	$9.85233	151,250
01/01/2016 to 12/31/2016	$9.85233	$9.82972	145,245
01/01/2017 to 12/31/2017	$9.82972	$9.78582	230,275
01/01/2018 to 12/31/2018	$9.78582	$9.51745	215,577
01/01/2019 to 12/31/2019	$9.51745	$10.05888	81,991
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99884	$11.26837	263,827
01/01/2015 to 12/31/2015	$11.26837	$11.25223	1,245,145
01/01/2016 to 12/31/2016	$11.25223	$11.28876	0
01/01/2017 to 12/31/2017	$11.28876	$11.25450	0
01/01/2018 to 12/31/2018	$11.25450	$10.93593	27,410
01/01/2019 to 12/31/2019	$10.93593	$11.63963	7,837
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99884	$9.90750	493,037
01/01/2016 to 12/31/2016	$9.90750	$9.90135	1,109,285
01/01/2017 to 12/31/2017	$9.90135	$9.92864	819,718
01/01/2018 to 12/31/2018	$9.92864	$9.61792	771,255
01/01/2019 to 12/31/2019	$9.61792	$10.36027	393,572
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99768	$9.84937	1,065,059
01/01/2017 to 12/31/2017	$9.84937	$9.90191	610,328
01/01/2018 to 12/31/2018	$9.90191	$9.57080	605,604
01/01/2019 to 12/31/2019	$9.57080	$10.37115	221,187
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99767	$10.00585	0
01/01/2018 to 12/31/2018	$10.00585	$9.59334	110,801
01/01/2019 to 12/31/2019	$9.59334	$10.48038	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99767	$9.63218	0
01/01/2019 to 12/31/2019	$9.63218	$10.58953	68,218
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99884	$11.19981	42,998
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.34576	$10.37330	3,342,022
01/01/2011 to 12/31/2011	$10.37330	$9.90937	2,940,742
01/01/2012 to 12/31/2012	$9.90937	$11.03229	2,495,771
01/01/2013 to 12/31/2013	$11.03229	$13.25031	1,837,443
01/01/2014 to 12/31/2014	$13.25031	$13.87944	904,879
01/01/2015 to 12/31/2015	$13.87944	$13.66048	352,795
01/01/2016 to 12/31/2016	$13.66048	$14.28862	93,409
01/01/2017 to 12/31/2017	$14.28862	$16.49210	124,579
01/01/2018 to 12/31/2018	$16.49210	$15.14005	67,068
01/01/2019 to 12/31/2019	$15.14005	$18.11968	114,850
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99826	$11.61742	121
01/01/2014 to 12/31/2014	$11.61742	$12.92135	1,892
01/01/2015 to 12/31/2015	$12.92135	$12.19819	241
01/01/2016 to 12/31/2016	$12.19819	$13.72148	94
01/01/2017 to 12/31/2017	$13.72148	$15.90644	92
01/01/2018 to 12/31/2018	$15.90644	$14.82847	90
01/01/2019 to 12/31/2019	$14.82847	$19.02192	88

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.06886	$9.49509	8,429
01/01/2011 to 12/31/2011	$9.49509	$8.82757	4,128
01/01/2012 to 12/31/2012	$8.82757	$10.95839	3,724
01/01/2013 to 12/31/2013	$10.95839	$11.19464	4,351
01/01/2014 to 12/31/2014	$11.19464	$12.48549	2,421
01/01/2015 to 12/31/2015	$12.48549	$12.21220	1,554
01/01/2016 to 12/31/2016	$12.21220	$12.06338	1,016
01/01/2017 to 12/31/2017	$12.06338	$13.09652	849
01/01/2018 to 12/31/2018	$13.09652	$12.21622	694
01/01/2019 to 12/31/2019	$12.21622	$14.96472	844
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$13.69951	$17.26013	18,979
01/01/2011 to 12/31/2011	$17.26013	$18.01188	9,521
01/01/2012 to 12/31/2012	$18.01188	$20.33946	14,467
01/01/2013 to 12/31/2013	$20.33946	$20.53619	7,957
01/01/2014 to 12/31/2014	$20.53619	$26.32031	5,676
01/01/2015 to 12/31/2015	$26.32031	$27.01583	2,395
01/01/2016 to 12/31/2016	$27.01583	$27.72350	912
01/01/2017 to 12/31/2017	$27.72350	$28.83808	1,106
01/01/2018 to 12/31/2018	$28.83808	$26.88684	2,692
01/01/2019 to 12/31/2019	$26.88684	$34.53926	1,169
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.71212	$9.75431	787,705
01/01/2011 to 12/31/2011	$9.75431	$9.40610	686,604
01/01/2012 to 12/31/2012	$9.40610	$10.18761	602,300
01/01/2013 to 12/31/2013	$10.18761	$11.44592	475,748
01/01/2014 to 12/31/2014	$11.44592	$11.55864	258,544
01/01/2015 to 12/31/2015	$11.55864	$11.42799	137,828
01/01/2016 to 12/31/2016	$11.42799	$11.66433	63,158
01/01/2017 to 12/31/2017	$11.66433	$13.30117	66,603
01/01/2018 to 12/31/2018	$13.30117	$12.01181	45,014
01/01/2019 to 12/31/2019	$12.01181	$14.11162	38,769
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.11045	$9.95364	198,569
01/01/2011 to 12/31/2011	$9.95364	$9.69554	176,353
01/01/2012 to 12/31/2012	$9.69554	$10.45310	172,459
01/01/2013 to 12/31/2013	$10.45310	$11.23872	112,624
01/01/2014 to 12/31/2014	$11.23872	$11.44737	112,834
01/01/2015 to 12/31/2015	$11.44737	$11.10509	69,297
01/01/2016 to 12/31/2016	$11.10509	$11.44381	41,235
01/01/2017 to 12/31/2017	$11.44381	$12.58043	43,721
01/01/2018 to 12/31/2018	$12.58043	$11.44557	34,612
01/01/2019 to 12/31/2019	$11.44557	$13.00053	28,471
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.45457	$15.45681	20,179
01/01/2011 to 12/31/2011	$15.45681	$15.32973	13,843
01/01/2012 to 12/31/2012	$15.32973	$17.36201	17,036
01/01/2013 to 12/31/2013	$17.36201	$23.59476	7,717
01/01/2014 to 12/31/2014	$23.59476	$24.76200	9,399
01/01/2015 to 12/31/2015	$24.76200	$22.90998	5,237
01/01/2016 to 12/31/2016	$22.90998	$27.88313	2,386
01/01/2017 to 12/31/2017	$27.88313	$30.62637	3,261
01/01/2018 to 12/31/2018	$30.62637	$25.76301	1,788
01/01/2019 to 12/31/2019	$25.76301	$30.93137	1,932

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.24698	$10.03430	305,923
01/01/2011 to 12/31/2011	$10.03430	$9.82602	258,571
01/01/2012 to 12/31/2012	$9.82602	$9.62025	264,530
01/01/2013 to 12/31/2013	$9.62025	$9.41815	93,440
01/01/2014 to 12/31/2014	$9.41815	$9.22030	27,348
01/01/2015 to 12/31/2015	$9.22030	$9.02660	17,727
01/01/2016 to 12/31/2016	$9.02660	$8.83759	37,893
01/01/2017 to 12/31/2017	$8.83759	$8.68195	13,763
01/01/2018 to 12/31/2018	$8.68195	$8.60912	4,319
01/01/2019 to 12/31/2019	$8.60912	$8.57087	5,370
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$11.73007	$13.03410	33,408
01/01/2011 to 12/31/2011	$13.03410	$13.16567	35,210
01/01/2012 to 12/31/2012	$13.16567	$14.67706	24,538
01/01/2013 to 12/31/2013	$14.67706	$15.40065	13,691
01/01/2014 to 12/31/2014	$15.40065	$15.46287	15,847
01/01/2015 to 12/31/2015	$15.46287	$14.59862	8,199
01/01/2016 to 12/31/2016	$14.59862	$16.49329	6,738
01/01/2017 to 12/31/2017	$16.49329	$17.35430	5,863
01/01/2018 to 12/31/2018	$17.35430	$16.65039	2,103
01/01/2019 to 12/31/2019	$16.65039	$18.79475	2,116
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.07674	$10.05559	88,789
01/01/2011 to 12/31/2011	$10.05559	$9.43285	69,174
01/01/2012 to 12/31/2012	$9.43285	$10.79391	69,790
01/01/2013 to 12/31/2013	$10.79391	$14.77957	54,593
01/01/2014 to 12/31/2014	$14.77957	$16.45822	48,676
01/01/2015 to 12/31/2015	$16.45822	$14.84986	16,263
01/01/2016 to 12/31/2016	$14.84986	$17.42997	3,193
01/01/2017 to 12/31/2017	$17.42997	$20.34021	5,783
01/01/2018 to 12/31/2018	$20.34021	$17.09279	2,438
01/01/2019 to 12/31/2019	$17.09279	$21.67432	544
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$12.19400	$13.66884	131,631
01/01/2011 to 12/31/2011	$13.66884	$11.65259	121,092
01/01/2012 to 12/31/2012	$11.65259	$13.73096	85,192
01/01/2013 to 12/31/2013	$13.73096	$16.00436	22,942
01/01/2014 to 12/31/2014	$16.00436	$14.80257	18,459
01/01/2015 to 12/31/2015	$14.80257	$14.94800	7,411
01/01/2016 to 12/31/2016	$14.94800	$14.08180	4,224
01/01/2017 to 12/31/2017	$14.08180	$18.67111	5,396
01/01/2018 to 12/31/2018	$18.67111	$15.84030	3,358
01/01/2019 to 12/31/2019	$15.84030	$20.48753	2,679
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.32585	$15.57954	28,297
01/01/2011 to 12/31/2011	$15.57954	$13.33857	25,285
01/01/2012 to 12/31/2012	$13.33857	$15.23569	26,108
01/01/2013 to 12/31/2013	$15.23569	$17.81945	18,585
01/01/2014 to 12/31/2014	$17.81945	$16.27568	15,748
01/01/2015 to 12/31/2015	$16.27568	$16.06404	5,988
01/01/2016 to 12/31/2016	$16.06404	$15.81875	2,675
01/01/2017 to 12/31/2017	$15.81875	$19.02070	4,358
01/01/2018 to 12/31/2018	$19.02070	$15.61457	2,295
01/01/2019 to 12/31/2019	$15.61457	$18.34750	1,663

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.89217	$12.90106	0
01/01/2011 to 12/31/2011	$12.90106	$14.20246	0
01/01/2012 to 12/31/2012	$14.20246	$15.21099	0
01/01/2013 to 12/31/2013	$15.21099	$14.41767	0
01/01/2014 to 12/31/2014	$14.41767	$15.06477	0
01/01/2015 to 12/31/2015	$15.06477	$14.92140	0
01/01/2016 to 12/31/2016	$14.92140	$15.22288	0
01/01/2017 to 12/31/2017	$15.22288	$15.54679	0
01/01/2018 to 12/31/2018	$15.54679	$15.17793	0
01/01/2019 to 12/31/2019	$15.17793	$16.52792	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.56700	$9.54600	85,599
01/01/2011 to 12/31/2011	$9.54600	$9.29262	94,951
01/01/2012 to 12/31/2012	$9.29262	$10.33285	94,194
01/01/2013 to 12/31/2013	$10.33285	$11.76297	62,918
01/01/2014 to 12/31/2014	$11.76297	$12.24890	59,885
01/01/2015 to 12/31/2015	$12.24890	$11.86614	42,753
01/01/2016 to 12/31/2016	$11.86614	$12.22356	13,427
01/01/2017 to 12/31/2017	$12.22356	$13.99670	21,439
01/01/2018 to 12/31/2018	$13.99670	$12.69109	12,279
01/01/2019 to 12/31/2019	$12.69109	$14.83879	18,491
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.23382	$13.88493	9,084
01/01/2011 to 12/31/2011	$13.88493	$12.34986	13,713
01/01/2012 to 12/31/2012	$12.34986	$14.73904	11,642
01/01/2013 to 12/31/2013	$14.73904	$16.64608	1,744
01/01/2014 to 12/31/2014	$16.64608	$15.25918	1,840
01/01/2015 to 12/31/2015	$15.25918	$14.52123	2,736
01/01/2016 to 12/31/2016	$14.52123	$14.49156	2,796
01/01/2017 to 12/31/2017	$14.49156	$18.39238	3,203
01/01/2018 to 12/31/2018	$18.39238	$14.85876	2,591
01/01/2019 to 12/31/2019	$14.85876	$18.50682	2,833
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.35946	$12.98558	354,147
01/01/2011 to 12/31/2011	$12.98558	$12.74300	282,849
01/01/2012 to 12/31/2012	$12.74300	$13.81227	280,111
01/01/2013 to 12/31/2013	$13.81227	$15.01404	184,354
01/01/2014 to 12/31/2014	$15.01404	$15.49973	186,649
01/01/2015 to 12/31/2015	$15.49973	$15.14648	109,285
01/01/2016 to 12/31/2016	$15.14648	$15.39823	49,703
01/01/2017 to 12/31/2017	$15.39823	$16.90622	60,121
01/01/2018 to 12/31/2018	$16.90622	$15.70091	31,877
01/01/2019 to 12/31/2019	$15.70091	$17.61678	38,306
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28440	$11.20797	0
01/01/2011 to 12/31/2011	$11.20797	$11.04561	133
01/01/2012 to 12/31/2012	$11.04561	$12.45561	0
01/01/2013 to 12/31/2013	$12.45561	$16.64423	0
01/01/2014 to 12/31/2014	$16.64423	$17.84342	0
01/01/2015 to 12/31/2015	$17.84342	$19.32639	0
01/01/2016 to 12/31/2016	$19.32639	$18.64432	0
01/01/2017 to 12/31/2017	$18.64432	$24.79425	0
01/01/2018 to 12/31/2018	$24.79425	$23.87956	0
01/01/2019 to 12/31/2019	$23.87956	$31.00009	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.10051	$11.84164	281,480
01/01/2011 to 12/31/2011	$11.84164	$11.48743	241,628
01/01/2012 to 12/31/2012	$11.48743	$12.62531	179,431
01/01/2013 to 12/31/2013	$12.62531	$16.88551	49,199
01/01/2014 to 12/31/2014	$16.88551	$18.28157	44,361
01/01/2015 to 12/31/2015	$18.28157	$19.70036	15,449
01/01/2016 to 12/31/2016	$19.70036	$20.36303	5,217
01/01/2017 to 12/31/2017	$20.36303	$26.51364	8,263
01/01/2018 to 12/31/2018	$26.51364	$25.25622	3,605
01/01/2019 to 12/31/2019	$25.25622	$32.54685	1,245
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$14.23055	$15.61026	4,949
01/01/2011 to 12/31/2011	$15.61026	$14.80417	40,436
01/01/2012 to 12/31/2012	$14.80417	$17.83757	38,421
01/01/2013 to 12/31/2013	$17.83757	$22.28885	10,435
01/01/2014 to 12/31/2014	$22.28885	$22.61303	9,394
01/01/2015 to 12/31/2015	$22.61303	$21.81376	4,102
01/01/2016 to 12/31/2016	$21.81376	$22.87556	3,557
01/01/2017 to 12/31/2017	$22.87556	$27.73593	4,547
01/01/2018 to 12/31/2018	$27.73593	$24.55653	5,923
01/01/2019 to 12/31/2019	$24.55653	$31.24287	2,522
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99826	$10.29169	61,609
01/01/2013 to 12/31/2013	$10.29169	$11.98140	28,354
01/01/2014 to 12/31/2014	$11.98140	$12.33254	27,318
01/01/2015 to 12/31/2015	$12.33254	$11.92365	11,355
01/01/2016 to 12/31/2016	$11.92365	$12.17840	6,244
01/01/2017 to 12/31/2017	$12.17840	$13.88984	7,965
01/01/2018 to 12/31/2018	$13.88984	$12.47141	3,526
01/01/2019 to 12/31/2019	$12.47141	$14.98878	4,350
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$10.56831	$11.66922	18,671
01/01/2011 to 12/31/2011	$11.66922	$11.35661	18,058
01/01/2012 to 12/31/2012	$11.35661	$13.01721	16,921
01/01/2013 to 12/31/2013	$13.01721	$17.42180	8,629
01/01/2014 to 12/31/2014	$17.42180	$18.54157	10,658
01/01/2015 to 12/31/2015	$18.54157	$19.46440	5,603
01/01/2016 to 12/31/2016	$19.46440	$19.42081	1,432
01/01/2017 to 12/31/2017	$19.42081	$24.85308	2,615
01/01/2018 to 12/31/2018	$24.85308	$24.85132	1,066
01/01/2019 to 12/31/2019	$24.85132	$33.52101	1,398
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99826	$10.17946	378
01/01/2013 to 12/31/2013	$10.17946	$13.40436	916
01/01/2014 to 12/31/2014	$13.40436	$14.46368	1,082
01/01/2015 to 12/31/2015	$14.46368	$14.05744	386
01/01/2016 to 12/31/2016	$14.05744	$15.61340	523
01/01/2017 to 12/31/2017	$15.61340	$17.93707	903
01/01/2018 to 12/31/2018	$17.93707	$15.77605	574
01/01/2019 to 12/31/2019	$15.77605	$19.97742	456

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.30480	$15.60783	49,066
01/01/2011 to 12/31/2011	$15.60783	$14.82555	45,390
01/01/2012 to 12/31/2012	$14.82555	$17.36051	36,456
01/01/2013 to 12/31/2013	$17.36051	$22.46732	17,625
01/01/2014 to 12/31/2014	$22.46732	$24.53098	15,650
01/01/2015 to 12/31/2015	$24.53098	$22.65038	12,354
01/01/2016 to 12/31/2016	$22.65038	$22.54049	6,768
01/01/2017 to 12/31/2017	$22.54049	$28.04707	7,520
01/01/2018 to 12/31/2018	$28.04707	$26.26077	3,175
01/01/2019 to 12/31/2019	$26.26077	$33.46201	4,984
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.19313	$14.73484	59,399
01/01/2011 to 12/31/2011	$14.73484	$14.06748	39,680
01/01/2012 to 12/31/2012	$14.06748	$16.13040	37,807
01/01/2013 to 12/31/2013	$16.13040	$22.42557	10,047
01/01/2014 to 12/31/2014	$22.42557	$25.08324	6,373
01/01/2015 to 12/31/2015	$25.08324	$23.17219	3,523
01/01/2016 to 12/31/2016	$23.17219	$26.82249	2,676
01/01/2017 to 12/31/2017	$26.82249	$29.88189	3,391
01/01/2018 to 12/31/2018	$29.88189	$24.44089	1,793
01/01/2019 to 12/31/2019	$24.44089	$28.95602	2,432
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.06761	$10.85433	30,620
01/01/2011 to 12/31/2011	$10.85433	$8.47245	9,032
01/01/2012 to 12/31/2012	$8.47245	$9.78141	11,262
01/01/2013 to 12/31/2013	$9.78141	$9.59736	1,832
01/01/2014 to 12/31/2014	$9.59736	$8.95578	3,710
01/01/2015 to 12/31/2015	$8.95578	$7.30108	2,971
01/01/2016 to 12/31/2016	$7.30108	$8.03167	2,169
01/01/2017 to 12/31/2017	$8.03167	$9.93771	2,674
01/01/2018 to 12/31/2018	$9.93771	$8.36133	1,945
01/01/2019 to 12/31/2019	$8.36133	$9.27845	2,521
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.45522	$11.31786	1,190,107
01/01/2011 to 12/31/2011	$11.31786	$11.19104	1,035,239
01/01/2012 to 12/31/2012	$11.19104	$12.09215	970,169
01/01/2013 to 12/31/2013	$12.09215	$12.92873	542,230
01/01/2014 to 12/31/2014	$12.92873	$13.38820	392,757
01/01/2015 to 12/31/2015	$13.38820	$13.12592	193,363
01/01/2016 to 12/31/2016	$13.12592	$13.56091	90,020
01/01/2017 to 12/31/2017	$13.56091	$14.62184	86,575
01/01/2018 to 12/31/2018	$14.62184	$13.90663	60,628
01/01/2019 to 12/31/2019	$13.90663	$15.62134	46,086
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01818	$10.06267	0
01/01/2012 to 12/31/2012	$10.06267	$10.55146	4,755
01/01/2013 to 12/31/2013	$10.55146	$10.09089	5
01/01/2014 to 12/31/2014	$10.09089	$10.47775	46
01/01/2015 to 12/31/2015	$10.47775	$10.23026	40
01/01/2016 to 12/31/2016	$10.23026	$10.43751	102
01/01/2017 to 12/31/2017	$10.43751	$10.79838	18
01/01/2018 to 12/31/2018	$10.79838	$10.48440	260
01/01/2019 to 12/31/2019	$10.48440	$11.26551	566

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.15433	$9.50159	965,266
01/01/2011 to 12/31/2011	$9.50159	$8.72431	897,315
01/01/2012 to 12/31/2012	$8.72431	$9.64433	878,268
01/01/2013 to 12/31/2013	$9.64433	$11.04946	554,189
01/01/2014 to 12/31/2014	$11.04946	$11.81234	404,728
01/01/2015 to 12/31/2015	$11.81234	$11.49341	206,209
01/01/2016 to 12/31/2016	$11.49341	$12.38854	62,513
01/01/2017 to 12/31/2017	$12.38854	$14.08142	157,223
01/01/2018 to 12/31/2018	$14.08142	$12.73702	62,129
01/01/2019 to 12/31/2019	$12.73702	$14.86098	104,017
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99826	$11.64038	0
01/01/2014 to 12/31/2014	$11.64038	$13.13290	0
01/01/2015 to 12/31/2015	$13.13290	$13.05549	0
01/01/2016 to 12/31/2016	$13.05549	$14.16951	439
01/01/2017 to 12/31/2017	$14.16951	$16.84332	438
01/01/2018 to 12/31/2018	$16.84332	$15.30854	362
01/01/2019 to 12/31/2019	$15.30854	$18.76210	379
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$9.08510	$10.23289	5,697
01/01/2011 to 12/31/2011	$10.23289	$10.36467	4,908
01/01/2012 to 12/31/2012	$10.36467	$12.05467	6,298
01/01/2013 to 12/31/2013	$12.05467	$15.62862	7,087
01/01/2014 to 12/31/2014	$15.62862	$17.93419	3,707
01/01/2015 to 12/31/2015	$17.93419	$18.09822	2,840
01/01/2016 to 12/31/2016	$18.09822	$20.34961	2,311
01/01/2017 to 12/31/2017	$20.34961	$24.35664	3,195
01/01/2018 to 12/31/2018	$24.35664	$21.88319	5,611
01/01/2019 to 12/31/2019	$21.88319	$26.66510	1,773
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99826	$8.87255	0
01/01/2012 to 12/31/2012	$8.87255	$9.82884	2,933
01/01/2013 to 12/31/2013	$9.82884	$11.77773	2,633
01/01/2014 to 12/31/2014	$11.77773	$12.27998	0
01/01/2015 to 12/31/2015	$12.27998	$12.04019	0
01/01/2016 to 12/31/2016	$12.04019	$12.53316	0
01/01/2017 to 12/31/2017	$12.53316	$14.50269	0
01/01/2018 to 12/31/2018	$14.50269	$13.26972	0
01/01/2019 to 12/31/2019	$13.26972	$15.74582	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.64148	$15.10646	51,046
01/01/2011 to 12/31/2011	$15.10646	$12.85039	53,009
01/01/2012 to 12/31/2012	$12.85039	$15.10536	40,152
01/01/2013 to 12/31/2013	$15.10536	$20.82370	12,689
01/01/2014 to 12/31/2014	$20.82370	$21.39375	12,776
01/01/2015 to 12/31/2015	$21.39375	$21.22405	6,350
01/01/2016 to 12/31/2016	$21.22405	$22.37916	2,416
01/01/2017 to 12/31/2017	$22.37916	$27.97759	3,066
01/01/2018 to 12/31/2018	$27.97759	$24.41694	2,040
01/01/2019 to 12/31/2019	$24.41694	$32.62515	2,334

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.98332	$11.99757	35,544
01/01/2011 to 12/31/2011	$11.99757	$11.63092	38,469
01/01/2012 to 12/31/2012	$11.63092	$12.77272	36,443
01/01/2013 to 12/31/2013	$12.77272	$16.90290	20,397
01/01/2014 to 12/31/2014	$16.90290	$17.17994	17,311
01/01/2015 to 12/31/2015	$17.17994	$16.95130	5,294
01/01/2016 to 12/31/2016	$16.95130	$18.60042	2,394
01/01/2017 to 12/31/2017	$18.60042	$22.56607	4,898
01/01/2018 to 12/31/2018	$22.56607	$20.23305	1,918
01/01/2019 to 12/31/2019	$20.23305	$25.77448	2,072
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.80310	$14.55900	68,232
01/01/2011 to 12/31/2011	$14.55900	$13.40176	58,191
01/01/2012 to 12/31/2012	$13.40176	$15.50265	50,276
01/01/2013 to 12/31/2013	$15.50265	$20.85373	20,189
01/01/2014 to 12/31/2014	$20.85373	$21.49136	14,968
01/01/2015 to 12/31/2015	$21.49136	$20.13318	5,331
01/01/2016 to 12/31/2016	$20.13318	$25.46793	2,838
01/01/2017 to 12/31/2017	$25.46793	$26.76648	3,762
01/01/2018 to 12/31/2018	$26.76648	$21.72725	1,944
01/01/2019 to 12/31/2019	$21.72725	$25.94630	1,446
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.80600	$12.89139	354,147
01/01/2011 to 12/31/2011	$12.89139	$12.87148	305,198
01/01/2012 to 12/31/2012	$12.87148	$14.30151	266,784
01/01/2013 to 12/31/2013	$14.30151	$16.35803	265,512
01/01/2014 to 12/31/2014	$16.35803	$16.95617	195,296
01/01/2015 to 12/31/2015	$16.95617	$16.60704	101,450
01/01/2016 to 12/31/2016	$16.60704	$17.48567	30,597
01/01/2017 to 12/31/2017	$17.48567	$19.75707	36,595
01/01/2018 to 12/31/2018	$19.75707	$18.30962	23,987
01/01/2019 to 12/31/2019	$18.30962	$21.66165	20,640
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.59212	$13.14301	99,546
01/01/2011 to 12/31/2011	$13.14301	$12.64929	85,531
01/01/2012 to 12/31/2012	$12.64929	$14.56061	79,086
01/01/2013 to 12/31/2013	$14.56061	$20.53082	52,287
01/01/2014 to 12/31/2014	$20.53082	$21.77708	50,638
01/01/2015 to 12/31/2015	$21.77708	$23.36291	18,218
01/01/2016 to 12/31/2016	$23.36291	$23.49073	6,327
01/01/2017 to 12/31/2017	$23.49073	$31.71212	10,282
01/01/2018 to 12/31/2018	$31.71212	$32.24281	5,879
01/01/2019 to 12/31/2019	$32.24281	$40.47688	5,686
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.05707	$12.17184	16,444
01/01/2011 to 12/31/2011	$12.17184	$11.85802	17,128
01/01/2012 to 12/31/2012	$11.85802	$13.16440	15,787
01/01/2013 to 12/31/2013	$13.16440	$17.35110	6,753
01/01/2014 to 12/31/2014	$17.35110	$17.25133	8,130
01/01/2015 to 12/31/2015	$17.25133	$15.86489	4,649
01/01/2016 to 12/31/2016	$15.86489	$16.48445	2,051
01/01/2017 to 12/31/2017	$16.48445	$18.81068	3,053
01/01/2018 to 12/31/2018	$18.81068	$16.62546	2,133
01/01/2019 to 12/31/2019	$16.62546	$20.50331	7,680

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$20.73644	$24.45347	32,855
01/01/2011 to 12/31/2011	$24.45347	$20.36912	24,308
01/01/2012 to 12/31/2012	$20.36912	$20.66194	19,051
01/01/2013 to 12/31/2013	$20.66194	$23.33926	8,602
01/01/2014 to 12/31/2014	$23.33926	$20.93857	7,708
01/01/2015 to 12/31/2015	$20.93857	$16.55199	5,143
01/01/2016 to 12/31/2016	$16.55199	$20.19426	3,740
01/01/2017 to 12/31/2017	$20.19426	$21.80909	3,958
01/01/2018 to 12/31/2018	$21.80909	$17.79320	3,262
01/01/2019 to 12/31/2019	$17.79320	$20.35758	4,258
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$12.03859	$12.46275	60,518
01/01/2011 to 12/31/2011	$12.46275	$12.70463	49,111
01/01/2012 to 12/31/2012	$12.70463	$13.08733	40,834
01/01/2013 to 12/31/2013	$13.08733	$12.33157	3,385
01/01/2014 to 12/31/2014	$12.33157	$12.13982	4,192
01/01/2015 to 12/31/2015	$12.13982	$11.33598	3,680
01/01/2016 to 12/31/2016	$11.33598	$11.58210	2,694
01/01/2017 to 12/31/2017	$11.58210	$11.57093	2,856
01/01/2018 to 12/31/2018	$11.57093	$11.55306	1,266
01/01/2019 to 12/31/2019	$11.55306	$11.49181	1,045
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.63819	$14.08384	16,202
01/01/2011 to 12/31/2011	$14.08384	$13.31260	11,146
01/01/2012 to 12/31/2012	$13.31260	$15.43204	8,468
01/01/2013 to 12/31/2013	$15.43204	$20.00534	3,878
01/01/2014 to 12/31/2014	$20.00534	$22.51712	4,603
01/01/2015 to 12/31/2015	$22.51712	$20.58737	2,549
01/01/2016 to 12/31/2016	$20.58737	$22.97693	1,197
01/01/2017 to 12/31/2017	$22.97693	$26.66428	723
01/01/2018 to 12/31/2018	$26.66428	$21.78765	428
01/01/2019 to 12/31/2019	$21.78765	$25.41379	173
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.61770	$9.67173	422,372
01/01/2011 to 12/31/2011	$9.67173	$9.14168	344,904
01/01/2012 to 12/31/2012	$9.14168	$9.93461	346,858
01/01/2013 to 12/31/2013	$9.93461	$11.72017	140,277
01/01/2014 to 12/31/2014	$11.72017	$12.10562	150,938
01/01/2015 to 12/31/2015	$12.10562	$11.77639	92,906
01/01/2016 to 12/31/2016	$11.77639	$12.28191	59,063
01/01/2017 to 12/31/2017	$12.28191	$13.65925	81,229
01/01/2018 to 12/31/2018	$13.65925	$12.70264	40,809
01/01/2019 to 12/31/2019	$12.70264	$14.99196	51,905
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.11510	$10.67482	96,819
01/01/2011 to 12/31/2011	$10.67482	$11.08070	75,584
01/01/2012 to 12/31/2012	$11.08070	$11.69951	71,309
01/01/2013 to 12/31/2013	$11.69951	$11.28280	75,086
01/01/2014 to 12/31/2014	$11.28280	$11.84080	57,146
01/01/2015 to 12/31/2015	$11.84080	$11.73549	43,630
01/01/2016 to 12/31/2016	$11.73549	$12.08130	7,498
01/01/2017 to 12/31/2017	$12.08130	$12.57443	11,782
01/01/2018 to 12/31/2018	$12.57443	$12.03022	11,248
01/01/2019 to 12/31/2019	$12.03022	$13.22638	9,128

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99285	$9.09362	4,865
01/01/2012 to 12/31/2012	$9.09362	$10.56924	5,130
01/01/2013 to 12/31/2013	$10.56924	$13.55880	2,681
01/01/2014 to 12/31/2014	$13.55880	$14.97680	4,985
01/01/2015 to 12/31/2015	$14.97680	$14.96522	2,616
01/01/2016 to 12/31/2016	$14.96522	$16.82220	1,312
01/01/2017 to 12/31/2017	$16.82220	$17.88215	1,261
01/01/2018 to 12/31/2018	$17.88215	$16.17852	820
01/01/2019 to 12/31/2019	$16.17852	$19.81306	796
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$11.92768	$12.29544	7,700
01/01/2011 to 12/31/2011	$12.29544	$12.51320	7,247
01/01/2012 to 12/31/2012	$12.51320	$14.80991	6,573
01/01/2013 to 12/31/2013	$14.80991	$20.37736	2,591
01/01/2014 to 12/31/2014	$20.37736	$23.87342	3,836
01/01/2015 to 12/31/2015	$23.87342	$24.11121	2,540
01/01/2016 to 12/31/2016	$24.11121	$20.90060	145
01/01/2017 to 12/31/2017	$20.90060	$23.70156	609
01/01/2018 to 12/31/2018	$23.70156	$23.41088	171
01/01/2019 to 12/31/2019	$23.41088	$30.36910	452
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04980	$9.73544	2,473
01/01/2013 to 12/31/2013	$9.73544	$13.05900	1,375
01/01/2014 to 12/31/2014	$13.05900	$13.81228	971
01/01/2015 to 12/31/2015	$13.81228	$13.68523	588
01/01/2016 to 12/31/2016	$13.68523	$13.49983	391
01/01/2017 to 12/31/2017	$13.49983	$16.18999	734
01/01/2018 to 12/31/2018	$16.18999	$14.96302	380
01/01/2019 to 12/31/2019	$14.96302	$19.67921	631
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.56069	$11.35421	0
01/01/2011 to 12/31/2011	$11.35421	$10.55427	0
01/01/2012 to 12/31/2012	$10.55427	$11.49747	0
01/01/2013 to 12/31/2013	$11.49747	$14.08628	0
01/01/2014 to 12/31/2014	$14.08628	$15.31460	0
01/01/2015 to 12/31/2015	$15.31460	$16.01467	0
01/01/2016 to 12/31/2016	$16.01467	$15.56070	0
01/01/2017 to 12/31/2017	$15.56070	$20.58746	0
01/01/2018 to 12/31/2018	$20.58746	$20.06102	0
01/01/2019 to 12/31/2019	$20.06102	$26.68633	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12634	$9.71145	1,281
01/01/2017 to 12/31/2017	$9.71145	$13.41555	933
01/01/2018 to 12/31/2018	$13.41555	$10.80654	186
01/01/2019 to 12/31/2019	$10.80654	$12.96866	251

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$17.03019	$18.99149	69
01/01/2011 to 12/31/2011	$18.99149	$13.57359	16
01/01/2012 to 12/31/2012	$13.57359	$15.34438	0
01/01/2013 to 12/31/2013	$15.34438	$17.27135	0
01/01/2014 to 12/31/2014	$17.27135	$16.64332	0
01/01/2015 to 12/31/2015	$16.64332	$14.76539	0
01/01/2016 to 12/31/2016	$14.76539	$14.54866	0
01/01/2017 to 12/31/2017	$14.54866	$18.92734	0
01/01/2018 to 12/31/2018	$18.92734	$15.08210	0
01/01/2019 to 12/31/2019	$15.08210	$18.64955	0
ProFund VP Banks
01/01/2010 to 12/31/2010	$4.44392	$4.71332	971
01/01/2011 to 12/31/2011	$4.71332	$3.37990	0
01/01/2012 to 12/31/2012	$3.37990	$4.41410	0
01/01/2013 to 12/31/2013	$4.41410	$5.76716	0
01/01/2014 to 12/31/2014	$5.76716	$6.23197	0
01/01/2015 to 12/31/2015	$6.23197	$6.07480	0
01/01/2016 to 12/31/2016	$6.07480	$7.32903	0
01/01/2017 to 12/31/2017	$7.32903	$8.46141	0
01/01/2018 to 12/31/2018	$8.46141	$6.80029	0
01/01/2019 to 12/31/2019	$6.80029	$9.08273	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$13.66303	$17.34859	210
01/01/2011 to 12/31/2011	$17.34859	$14.24148	0
01/01/2012 to 12/31/2012	$14.24148	$15.12488	0
01/01/2013 to 12/31/2013	$15.12488	$17.53661	0
01/01/2014 to 12/31/2014	$17.53661	$17.45771	0
01/01/2015 to 12/31/2015	$17.45771	$14.71144	0
01/01/2016 to 12/31/2016	$14.71144	$17.06655	0
01/01/2017 to 12/31/2017	$17.06655	$20.54519	0
01/01/2018 to 12/31/2018	$20.54519	$16.55982	0
01/01/2019 to 12/31/2019	$16.55982	$19.08445	0
ProFund VP Bear
01/01/2010 to 12/31/2010	$6.80093	$5.47298	2,196
01/01/2011 to 12/31/2011	$5.47298	$4.88223	3,067
01/01/2012 to 12/31/2012	$4.88223	$3.98617	2,517
01/01/2013 to 12/31/2013	$3.98617	$2.86623	354
01/01/2014 to 12/31/2014	$2.86623	$2.40624	0
01/01/2015 to 12/31/2015	$2.40624	$2.23980	0
01/01/2016 to 12/31/2016	$2.23980	$1.90667	0
01/01/2017 to 12/31/2017	$1.90667	$1.53134	0
01/01/2018 to 12/31/2018	$1.53134	$1.55979	0
01/01/2019 to 12/31/2019	$1.55979	$1.17661	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$9.49876	$10.46897	0
01/01/2011 to 12/31/2011	$10.46897	$10.24964	0
01/01/2012 to 12/31/2012	$10.24964	$11.42751	0
01/01/2013 to 12/31/2013	$11.42751	$14.51662	0
01/01/2014 to 12/31/2014	$14.51662	$15.84161	0
01/01/2015 to 12/31/2015	$15.84161	$15.43787	0
01/01/2016 to 12/31/2016	$15.43787	$16.57468	0
01/01/2017 to 12/31/2017	$16.57468	$19.36648	0
01/01/2018 to 12/31/2018	$19.36648	$17.79216	0
01/01/2019 to 12/31/2019	$17.79216	$22.44923	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$11.04695	$12.69275	517
01/01/2011 to 12/31/2011	$12.69275	$13.28984	0
01/01/2012 to 12/31/2012	$13.28984	$14.42295	0
01/01/2013 to 12/31/2013	$14.42295	$18.13766	0
01/01/2014 to 12/31/2014	$18.13766	$19.57280	0
01/01/2015 to 12/31/2015	$19.57280	$19.95951	0
01/01/2016 to 12/31/2016	$19.95951	$20.23393	0
01/01/2017 to 12/31/2017	$20.23393	$22.79264	0
01/01/2018 to 12/31/2018	$22.79264	$19.00849	0
01/01/2019 to 12/31/2019	$19.00849	$23.55231	0
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.47061	$10.06663	0
01/01/2011 to 12/31/2011	$10.06663	$10.39765	0
01/01/2012 to 12/31/2012	$10.39765	$12.42838	0
01/01/2013 to 12/31/2013	$12.42838	$17.01860	0
01/01/2014 to 12/31/2014	$17.01860	$18.73741	0
01/01/2015 to 12/31/2015	$18.73741	$19.20415	0
01/01/2016 to 12/31/2016	$19.20415	$19.58900	0
01/01/2017 to 12/31/2017	$19.58900	$22.70141	0
01/01/2018 to 12/31/2018	$22.70141	$22.35867	0
01/01/2019 to 12/31/2019	$22.35867	$27.28249	0
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$12.03595	$12.09365	21
01/01/2011 to 12/31/2011	$12.09365	$10.78796	21
01/01/2012 to 12/31/2012	$10.78796	$12.31362	0
01/01/2013 to 12/31/2013	$12.31362	$14.66333	0
01/01/2014 to 12/31/2014	$14.66333	$13.11397	0
01/01/2015 to 12/31/2015	$13.11397	$11.44192	0
01/01/2016 to 12/31/2016	$11.44192	$12.07711	0
01/01/2017 to 12/31/2017	$12.07711	$14.15496	0
01/01/2018 to 12/31/2018	$14.15496	$11.89820	0
01/01/2019 to 12/31/2019	$11.89820	$13.72031	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.69727	$6.18736	0
01/01/2011 to 12/31/2011	$6.18736	$5.21967	0
01/01/2012 to 12/31/2012	$5.21967	$6.37345	0
01/01/2013 to 12/31/2013	$6.37345	$8.24129	0
01/01/2014 to 12/31/2014	$8.24129	$9.11050	0
01/01/2015 to 12/31/2015	$9.11050	$8.78594	0
01/01/2016 to 12/31/2016	$8.78594	$9.91978	0
01/01/2017 to 12/31/2017	$9.91978	$11.47868	0
01/01/2018 to 12/31/2018	$11.47868	$10.06440	0
01/01/2019 to 12/31/2019	$10.06440	$12.83569	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$10.33226	$10.40298	0
01/01/2011 to 12/31/2011	$10.40298	$11.21487	0
01/01/2012 to 12/31/2012	$11.21487	$12.88980	0
01/01/2013 to 12/31/2013	$12.88980	$17.63648	0
01/01/2014 to 12/31/2014	$17.63648	$21.35812	0
01/01/2015 to 12/31/2015	$21.35812	$21.95995	0
01/01/2016 to 12/31/2016	$21.95995	$20.62862	0
01/01/2017 to 12/31/2017	$20.62862	$24.42129	0
01/01/2018 to 12/31/2018	$24.42129	$24.96591	0
01/01/2019 to 12/31/2019	$24.96591	$29.17624	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2010 to 12/31/2010	$10.27131	$12.44386	3,529
01/01/2011 to 12/31/2011	$12.44386	$11.96552	1,867
01/01/2012 to 12/31/2012	$11.96552	$13.56451	2,156
01/01/2013 to 12/31/2013	$13.56451	$18.35116	0
01/01/2014 to 12/31/2014	$18.35116	$18.96780	0
01/01/2015 to 12/31/2015	$18.96780	$17.93430	0
01/01/2016 to 12/31/2016	$17.93430	$20.63959	0
01/01/2017 to 12/31/2017	$20.63959	$24.73355	0
01/01/2018 to 12/31/2018	$24.73355	$21.12051	0
01/01/2019 to 12/31/2019	$21.12051	$26.98205	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$8.61053	$7.87907	0
01/01/2011 to 12/31/2011	$7.87907	$6.28371	0
01/01/2012 to 12/31/2012	$6.28371	$7.56319	0
01/01/2013 to 12/31/2013	$7.56319	$10.97602	0
01/01/2014 to 12/31/2014	$10.97602	$11.09213	0
01/01/2015 to 12/31/2015	$11.09213	$11.49002	0
01/01/2016 to 12/31/2016	$11.49002	$11.29585	0
01/01/2017 to 12/31/2017	$11.29585	$13.09995	0
01/01/2018 to 12/31/2018	$13.09995	$11.33118	0
01/01/2019 to 12/31/2019	$11.33118	$13.31169	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.18470	$10.17743	70
01/01/2011 to 12/31/2011	$10.17743	$10.27596	69
01/01/2012 to 12/31/2012	$10.27596	$11.33905	0
01/01/2013 to 12/31/2013	$11.33905	$14.50521	0
01/01/2014 to 12/31/2014	$14.50521	$16.03645	0
01/01/2015 to 12/31/2015	$16.03645	$16.28946	0
01/01/2016 to 12/31/2016	$16.28946	$16.74806	0
01/01/2017 to 12/31/2017	$16.74806	$20.54462	0
01/01/2018 to 12/31/2018	$20.54462	$19.73670	0
01/01/2019 to 12/31/2019	$19.73670	$24.90452	0
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.11490	$8.96899	45
01/01/2011 to 12/31/2011	$8.96899	$8.66858	44
01/01/2012 to 12/31/2012	$8.66858	$9.79484	0
01/01/2013 to 12/31/2013	$9.79484	$12.45559	0
01/01/2014 to 12/31/2014	$12.45559	$13.47140	0
01/01/2015 to 12/31/2015	$13.47140	$12.56399	0
01/01/2016 to 12/31/2016	$12.56399	$14.19895	0
01/01/2017 to 12/31/2017	$14.19895	$15.76919	0
01/01/2018 to 12/31/2018	$15.76919	$13.79571	0
01/01/2019 to 12/31/2019	$13.79571	$17.52745	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$10.95814	$13.77687	23
01/01/2011 to 12/31/2011	$13.77687	$13.09767	292
01/01/2012 to 12/31/2012	$13.09767	$14.79431	0
01/01/2013 to 12/31/2013	$14.79431	$18.90495	0
01/01/2014 to 12/31/2014	$18.90495	$19.59825	0
01/01/2015 to 12/31/2015	$19.59825	$19.24106	0
01/01/2016 to 12/31/2016	$19.24106	$21.26360	0
01/01/2017 to 12/31/2017	$21.26360	$24.62937	0
01/01/2018 to 12/31/2018	$24.62937	$21.22129	0
01/01/2019 to 12/31/2019	$21.22129	$25.81215	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$11.31216	$13.33964	19
01/01/2011 to 12/31/2011	$13.33964	$12.54738	19
01/01/2012 to 12/31/2012	$12.54738	$14.31824	0
01/01/2013 to 12/31/2013	$14.31824	$18.52563	0
01/01/2014 to 12/31/2014	$18.52563	$19.98386	0
01/01/2015 to 12/31/2015	$19.98386	$17.95509	0
01/01/2016 to 12/31/2016	$17.95509	$21.85787	0
01/01/2017 to 12/31/2017	$21.85787	$23.67027	0
01/01/2018 to 12/31/2018	$23.67027	$20.09099	0
01/01/2019 to 12/31/2019	$20.09099	$24.40591	0
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$10.68564	$12.37009	0
01/01/2011 to 12/31/2011	$12.37009	$12.28710	0
01/01/2012 to 12/31/2012	$12.28710	$13.98101	0
01/01/2013 to 12/31/2013	$13.98101	$18.37887	0
01/01/2014 to 12/31/2014	$18.37887	$21.05289	0
01/01/2015 to 12/31/2015	$21.05289	$22.14720	0
01/01/2016 to 12/31/2016	$22.14720	$22.82297	0
01/01/2017 to 12/31/2017	$22.82297	$29.13179	0
01/01/2018 to 12/31/2018	$29.13179	$27.98329	0
01/01/2019 to 12/31/2019	$27.98329	$37.45068	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$18.99895	$21.90399	343
01/01/2011 to 12/31/2011	$21.90399	$21.92652	0
01/01/2012 to 12/31/2012	$21.92652	$22.08696	0
01/01/2013 to 12/31/2013	$22.08696	$26.82823	0
01/01/2014 to 12/31/2014	$26.82823	$23.41008	0
01/01/2015 to 12/31/2015	$23.41008	$17.56145	0
01/01/2016 to 12/31/2016	$17.56145	$21.35172	0
01/01/2017 to 12/31/2017	$21.35172	$20.24097	0
01/01/2018 to 12/31/2018	$20.24097	$15.80643	0
01/01/2019 to 12/31/2019	$15.80643	$16.79230	0
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$8.83214	$8.68795	0
01/01/2011 to 12/31/2011	$8.68795	$9.87798	0
01/01/2012 to 12/31/2012	$9.87798	$10.81643	0
01/01/2013 to 12/31/2013	$10.81643	$13.93855	0
01/01/2014 to 12/31/2014	$13.93855	$16.28768	0
01/01/2015 to 12/31/2015	$16.28768	$16.65409	0
01/01/2016 to 12/31/2016	$16.65409	$15.69650	0
01/01/2017 to 12/31/2017	$15.69650	$16.95944	0
01/01/2018 to 12/31/2018	$16.95944	$15.57212	0
01/01/2019 to 12/31/2019	$15.57212	$17.38553	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$14.26188	$18.56041	19
01/01/2011 to 12/31/2011	$18.56041	$14.67972	19
01/01/2012 to 12/31/2012	$14.67972	$12.28015	59
01/01/2013 to 12/31/2013	$12.28015	$7.46018	0
01/01/2014 to 12/31/2014	$7.46018	$5.56031	0
01/01/2015 to 12/31/2015	$5.56031	$3.65505	0
01/01/2016 to 12/31/2016	$3.65505	$5.57600	0
01/01/2017 to 12/31/2017	$5.57600	$5.74733	0
01/01/2018 to 12/31/2018	$5.74733	$4.86812	0
01/01/2019 to 12/31/2019	$4.86812	$6.95730	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$10.05134	$12.27026	0
01/01/2011 to 12/31/2011	$12.27026	$12.58358	1,510
01/01/2012 to 12/31/2012	$12.58358	$14.43432	0
01/01/2013 to 12/31/2013	$14.43432	$14.14412	0
01/01/2014 to 12/31/2014	$14.14412	$17.31138	0
01/01/2015 to 12/31/2015	$17.31138	$17.00282	0
01/01/2016 to 12/31/2016	$17.00282	$17.59973	0
01/01/2017 to 12/31/2017	$17.59973	$18.61812	0
01/01/2018 to 12/31/2018	$18.61812	$17.18659	0
01/01/2019 to 12/31/2019	$17.18659	$21.32802	0
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$5.90199	$4.85201	0
01/01/2011 to 12/31/2011	$4.85201	$2.96881	0
01/01/2012 to 12/31/2012	$2.96881	$2.70471	0
01/01/2013 to 12/31/2013	$2.70471	$3.08426	0
01/01/2014 to 12/31/2014	$3.08426	$2.10581	0
01/01/2015 to 12/31/2015	$2.10581	$2.02878	0
01/01/2016 to 12/31/2016	$2.02878	$1.88370	0
01/01/2017 to 12/31/2017	$1.88370	$1.62471	0
01/01/2018 to 12/31/2018	$1.62471	$1.65657	0
01/01/2019 to 12/31/2019	$1.65657	$1.33932	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$5.74393	$4.43189	3,470
01/01/2011 to 12/31/2011	$4.43189	$3.88441	0
01/01/2012 to 12/31/2012	$3.88441	$3.08785	0
01/01/2013 to 12/31/2013	$3.08785	$2.13412	0
01/01/2014 to 12/31/2014	$2.13412	$1.68433	0
01/01/2015 to 12/31/2015	$1.68433	$1.43387	0
01/01/2016 to 12/31/2016	$1.43387	$1.26261	0
01/01/2017 to 12/31/2017	$1.26261	$0.92405	0
01/01/2018 to 12/31/2018	$0.92405	$0.87838	0
01/01/2019 to 12/31/2019	$0.87838	$0.61865	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$11.14691	$13.72024	667
01/01/2011 to 12/31/2011	$13.72024	$13.60462	0
01/01/2012 to 12/31/2012	$13.60462	$14.98078	0
01/01/2013 to 12/31/2013	$14.98078	$20.59536	0
01/01/2014 to 12/31/2014	$20.59536	$20.60096	0
01/01/2015 to 12/31/2015	$20.60096	$20.40489	0
01/01/2016 to 12/31/2016	$20.40489	$24.01977	0
01/01/2017 to 12/31/2017	$24.01977	$26.56661	0
01/01/2018 to 12/31/2018	$26.56661	$24.51066	0
01/01/2019 to 12/31/2019	$24.51066	$28.58337	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$10.67245	$12.75781	0
01/01/2011 to 12/31/2011	$12.75781	$11.97783	0
01/01/2012 to 12/31/2012	$11.97783	$13.62038	0
01/01/2013 to 12/31/2013	$13.62038	$18.35831	0
01/01/2014 to 12/31/2014	$18.35831	$19.01774	0
01/01/2015 to 12/31/2015	$19.01774	$17.07705	0
01/01/2016 to 12/31/2016	$17.07705	$21.53073	0
01/01/2017 to 12/31/2017	$21.53073	$23.12688	0
01/01/2018 to 12/31/2018	$23.12688	$19.42015	0
01/01/2019 to 12/31/2019	$19.42015	$23.30227	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$10.80138	$12.23350	0
01/01/2011 to 12/31/2011	$12.23350	$12.20079	0
01/01/2012 to 12/31/2012	$12.20079	$13.91696	0
01/01/2013 to 12/31/2013	$13.91696	$15.26912	0
01/01/2014 to 12/31/2014	$15.26912	$15.03303	0
01/01/2015 to 12/31/2015	$15.03303	$14.94137	0
01/01/2016 to 12/31/2016	$14.94137	$17.79663	0
01/01/2017 to 12/31/2017	$17.79663	$17.05396	0
01/01/2018 to 12/31/2018	$17.05396	$14.17225	0
01/01/2019 to 12/31/2019	$14.17225	$15.92375	0
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$11.24900	$12.12552	11
01/01/2011 to 12/31/2011	$12.12552	$17.03780	11
01/01/2012 to 12/31/2012	$17.03780	$16.84165	0
01/01/2013 to 12/31/2013	$16.84165	$13.33652	0
01/01/2014 to 12/31/2014	$13.33652	$17.80811	0
01/01/2015 to 12/31/2015	$17.80811	$16.45051	0
01/01/2016 to 12/31/2016	$16.45051	$16.05644	0
01/01/2017 to 12/31/2017	$16.05644	$17.21168	0
01/01/2018 to 12/31/2018	$17.21168	$15.93451	0
01/01/2019 to 12/31/2019	$15.93451	$18.44232	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$9.30279	$13.63207	4,005
01/01/2011 to 12/31/2011	$13.63207	$11.52456	3,532
01/01/2012 to 12/31/2012	$11.52456	$14.94766	294
01/01/2013 to 12/31/2013	$14.94766	$24.96759	293
01/01/2014 to 12/31/2014	$24.96759	$28.19343	0
01/01/2015 to 12/31/2015	$28.19343	$25.07602	0
01/01/2016 to 12/31/2016	$25.07602	$33.85869	0
01/01/2017 to 12/31/2017	$33.85869	$42.71648	0
01/01/2018 to 12/31/2018	$42.71648	$30.61995	0
01/01/2019 to 12/31/2019	$30.61995	$44.30282	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$13.49961	$14.00268	447
01/01/2011 to 12/31/2011	$14.00268	$16.10960	449
01/01/2012 to 12/31/2012	$16.10960	$15.79276	448
01/01/2013 to 12/31/2013	$15.79276	$17.51958	0
01/01/2014 to 12/31/2014	$17.51958	$21.59155	0
01/01/2015 to 12/31/2015	$21.59155	$19.78463	0
01/01/2016 to 12/31/2016	$19.78463	$22.29067	0
01/01/2017 to 12/31/2017	$22.29067	$24.14589	0
01/01/2018 to 12/31/2018	$24.14589	$24.31780	0
01/01/2019 to 12/31/2019	$24.31780	$29.25305	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$10.86636	$12.12865	95
01/01/2011 to 12/31/2011	$12.12865	$10.10314	132
01/01/2012 to 12/31/2012	$10.10314	$12.10589	0
01/01/2013 to 12/31/2013	$12.10589	$14.08796	0
01/01/2014 to 12/31/2014	$14.08796	$13.00384	0
01/01/2015 to 12/31/2015	$13.00384	$13.15933	0
01/01/2016 to 12/31/2016	$13.15933	$12.42209	0
01/01/2017 to 12/31/2017	$12.42209	$16.51771	0
01/01/2018 to 12/31/2018	$16.51771	$14.09732	0
01/01/2019 to 12/31/2019	$14.09732	$18.27063	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.59674	$13.99293	4,650
01/01/2011 to 12/31/2011	$13.99293	$11.94731	5,298
01/01/2012 to 12/31/2012	$11.94731	$13.29616	2,504
01/01/2013 to 12/31/2013	$13.29616	$15.61229	1,565
01/01/2014 to 12/31/2014	$15.61229	$14.47416	2,161
01/01/2015 to 12/31/2015	$14.47416	$14.49548	1,607
01/01/2016 to 12/31/2016	$14.49548	$14.65375	1,485
01/01/2017 to 12/31/2017	$14.65375	$17.91337	1,511
01/01/2018 to 12/31/2018	$17.91337	$14.57865	1,291
01/01/2019 to 12/31/2019	$14.57865	$16.48520	1,531
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.87823	$14.94866	3,585
01/01/2011 to 12/31/2011	$14.94866	$13.85114	2,342
01/01/2012 to 12/31/2012	$13.85114	$16.37430	3,084
01/01/2013 to 12/31/2013	$16.37430	$22.47749	1,009
01/01/2014 to 12/31/2014	$22.47749	$22.90493	1,101
01/01/2015 to 12/31/2015	$22.90493	$22.78737	585
01/01/2016 to 12/31/2016	$22.78737	$22.48109	207
01/01/2017 to 12/31/2017	$22.48109	$29.70355	465
01/01/2018 to 12/31/2018	$29.70355	$29.22704	682
01/01/2019 to 12/31/2019	$29.22704	$39.31331	1,487
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59314	$12.22248	0
01/01/2011 to 12/31/2011	$12.22248	$11.44667	0
01/01/2012 to 12/31/2012	$11.44667	$12.11480	0
01/01/2013 to 12/31/2013	$12.11480	$17.85671	0
01/01/2014 to 12/31/2014	$17.85671	$17.18893	0
01/01/2015 to 12/31/2015	$17.18893	$16.38455	0
01/01/2016 to 12/31/2016	$16.38455	$17.34125	0
01/01/2017 to 12/31/2017	$17.34125	$21.41597	0
01/01/2018 to 12/31/2018	$21.41597	$21.27263	0
01/01/2019 to 12/31/2019	$21.27263	$26.09715	0
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40 bps (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.34044	$14.03817	0
01/01/2011 to 12/31/2011	$14.03817	$14.09977	0
01/01/2012 to 12/31/2012	$14.09977	$15.72856	0
01/01/2013 to 12/31/2013	$15.72856	$16.91508	0
01/01/2014 to 12/31/2014	$16.91508	$16.92122	0
01/01/2015 to 12/31/2015	$16.92122	$16.56601	0
01/01/2016 to 12/31/2016	$16.56601	$17.65187	0
01/01/2017 to 12/31/2017	$17.65187	$18.08311	0
01/01/2018 to 12/31/2018	$18.08311	$17.56593	0
01/01/2019 to 12/31/2019	$17.56593	$19.30526	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.45814	$10.35156	72,644,706
01/01/2011 to 12/31/2011	$10.35156	$9.84994	61,319,650
01/01/2012 to 12/31/2012	$9.84994	$10.83790	57,128,002
01/01/2013 to 12/31/2013	$10.83790	$11.65077	50,094,174
01/01/2014 to 12/31/2014	$11.65077	$11.82354	43,460,769
01/01/2015 to 12/31/2015	$11.82354	$11.18545	35,546,064
01/01/2016 to 12/31/2016	$11.18545	$11.62708	24,834,197
01/01/2017 to 12/31/2017	$11.62708	$12.79662	16,373,530
01/01/2018 to 12/31/2018	$12.79662	$11.48951	12,117,690
01/01/2019 to 12/31/2019	$11.48951	$13.03422	10,559,689
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.61091	$10.68241	30,055,291
01/01/2011 to 12/31/2011	$10.68241	$10.45419	25,000,590
01/01/2012 to 12/31/2012	$10.45419	$11.61340	25,101,059
01/01/2013 to 12/31/2013	$11.61340	$13.23168	24,024,892
01/01/2014 to 12/31/2014	$13.23168	$13.72398	22,055,595
01/01/2015 to 12/31/2015	$13.72398	$13.52288	18,525,032
01/01/2016 to 12/31/2016	$13.52288	$14.15876	14,025,150
01/01/2017 to 12/31/2017	$14.15876	$16.18382	9,189,139
01/01/2018 to 12/31/2018	$16.18382	$14.88656	6,641,136
01/01/2019 to 12/31/2019	$14.88656	$17.73252	6,060,669
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.56791	$9.37326	5,406,914
01/01/2011 to 12/31/2011	$9.37326	$8.99623	4,727,624
01/01/2012 to 12/31/2012	$8.99623	$9.69769	4,685,920
01/01/2013 to 12/31/2013	$9.69769	$10.65871	3,760,110
01/01/2014 to 12/31/2014	$10.65871	$10.95431	3,483,272
01/01/2015 to 12/31/2015	$10.95431	$10.69005	4,191,459
01/01/2016 to 12/31/2016	$10.69005	$10.95321	3,033,334
01/01/2017 to 12/31/2017	$10.95321	$12.44553	2,451,643
01/01/2018 to 12/31/2018	$12.44553	$11.20266	1,582,841
01/01/2019 to 12/31/2019	$11.20266	$12.92698	1,433,249

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.58881	732
01/01/2014 to 12/31/2014	$11.58881	$12.81986	6,256
01/01/2015 to 12/31/2015	$12.81986	$12.74783	3,619
01/01/2016 to 12/31/2016	$12.74783	$13.79544	6,341
01/01/2017 to 12/31/2017	$13.79544	$16.47114	8,253
01/01/2018 to 12/31/2018	$16.47114	$14.78902	3,961
01/01/2019 to 12/31/2019	$14.78902	$17.72039	5,115
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.69993	$10.64934	36,176,891
01/01/2011 to 12/31/2011	$10.64934	$10.28360	28,001,755
01/01/2012 to 12/31/2012	$10.28360	$11.30592	27,966,738
01/01/2013 to 12/31/2013	$11.30592	$13.00200	25,877,571
01/01/2014 to 12/31/2014	$13.00200	$13.53824	22,829,372
01/01/2015 to 12/31/2015	$13.53824	$13.29657	18,611,099
01/01/2016 to 12/31/2016	$13.29657	$13.81670	14,235,835
01/01/2017 to 12/31/2017	$13.81670	$15.52001	10,439,606
01/01/2018 to 12/31/2018	$15.52001	$14.42039	7,146,379
01/01/2019 to 12/31/2019	$14.42039	$16.83304	6,695,409
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99813	$9.12934	780,622
01/01/2012 to 12/31/2012	$9.12934	$9.98507	1,253,385
01/01/2013 to 12/31/2013	$9.98507	$10.81976	1,726,168
01/01/2014 to 12/31/2014	$10.81976	$11.09403	1,570,720
01/01/2015 to 12/31/2015	$11.09403	$10.51899	1,447,431
01/01/2016 to 12/31/2016	$10.51899	$10.99861	1,249,534
01/01/2017 to 12/31/2017	$10.99861	$12.10776	991,268
01/01/2018 to 12/31/2018	$12.10776	$11.20908	853,503
01/01/2019 to 12/31/2019	$11.20908	$12.88758	618,866
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$13.02347	$13.22684	7,123,302
01/01/2011 to 12/31/2011	$13.22684	$13.22045	5,625,465
01/01/2012 to 12/31/2012	$13.22045	$13.52923	5,727,313
01/01/2013 to 12/31/2013	$13.52923	$12.93732	5,935,675
01/01/2014 to 12/31/2014	$12.93732	$12.63408	5,489,212
01/01/2015 to 12/31/2015	$12.63408	$12.40959	3,496,883
01/01/2016 to 12/31/2016	$12.40959	$12.32984	2,971,950
01/01/2017 to 12/31/2017	$12.32984	$12.25859	2,744,955
01/01/2018 to 12/31/2018	$12.25859	$12.07065	2,221,969
01/01/2019 to 12/31/2019	$12.07065	$12.34431	2,181,902
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$15.32066	$16.13186	11,515,430
01/01/2011 to 12/31/2011	$16.13186	$16.27076	8,611,634
01/01/2012 to 12/31/2012	$16.27076	$17.38672	8,501,917
01/01/2013 to 12/31/2013	$17.38672	$16.68323	7,966,223
01/01/2014 to 12/31/2014	$16.68323	$16.99789	6,878,242
01/01/2015 to 12/31/2015	$16.99789	$16.26518	5,589,579
01/01/2016 to 12/31/2016	$16.26518	$16.57224	4,424,913
01/01/2017 to 12/31/2017	$16.57224	$16.90705	3,862,418
01/01/2018 to 12/31/2018	$16.90705	$16.41549	3,367,761
01/01/2019 to 12/31/2019	$16.41549	$17.52647	3,218,932

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.87358	$11.83651	825,635
01/01/2011 to 12/31/2011	$11.83651	$13.41879	493,191
01/01/2012 to 12/31/2012	$13.41879	$13.88487	5,116,240
01/01/2013 to 12/31/2013	$13.88487	$12.91675	2,901,825
01/01/2014 to 12/31/2014	$12.91675	$13.16450	1,609,704
01/01/2015 to 12/31/2015	$13.16450	$13.00610	1,377,772
01/01/2016 to 12/31/2016	$13.00610	$12.89801	1,126,796
01/01/2017 to 12/31/2017	$12.89801	$12.70451	847,400
01/01/2018 to 12/31/2018	$12.70451	$12.48730	2,148,333
01/01/2019 to 12/31/2019	$12.48730	$12.37711	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.74851	$9.56453	1,680,903
01/01/2011 to 12/31/2011	$9.56453	$11.09584	404,480
01/01/2012 to 12/31/2012	$11.09584	$11.53121	92,420
01/01/2013 to 12/31/2013	$11.53121	$10.53720	7,694,304
01/01/2014 to 12/31/2014	$10.53720	$10.93454	4,819,894
01/01/2015 to 12/31/2015	$10.93454	$10.85175	4,640,460
01/01/2016 to 12/31/2016	$10.85175	$10.81571	3,592,183
01/01/2017 to 12/31/2017	$10.81571	$10.66655	1,714,892
01/01/2018 to 12/31/2018	$10.66655	$10.45592	1,584,414
01/01/2019 to 12/31/2019	$10.45592	$10.57825	2,135,059
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99751	$10.95792	1,406,400
01/01/2011 to 12/31/2011	$10.95792	$12.88634	16,469,682
01/01/2012 to 12/31/2012	$12.88634	$13.45163	7,323,210
01/01/2013 to 12/31/2013	$13.45163	$12.22846	927,728
01/01/2014 to 12/31/2014	$12.22846	$12.87138	6,633,381
01/01/2015 to 12/31/2015	$12.87138	$12.80615	6,833,648
01/01/2016 to 12/31/2016	$12.80615	$12.77323	4,695,140
01/01/2017 to 12/31/2017	$12.77323	$12.68386	2,044,893
01/01/2018 to 12/31/2018	$12.68386	$12.40526	1,511,590
01/01/2019 to 12/31/2019	$12.40526	$12.74077	580,656
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99813	$11.96567	6,285,340
01/01/2012 to 12/31/2012	$11.96567	$12.37998	9,408,401
01/01/2013 to 12/31/2013	$12.37998	$10.92199	1,386,073
01/01/2014 to 12/31/2014	$10.92199	$11.78335	837,634
01/01/2015 to 12/31/2015	$11.78335	$11.75968	5,222,668
01/01/2016 to 12/31/2016	$11.75968	$11.70566	4,736,074
01/01/2017 to 12/31/2017	$11.70566	$11.62259	1,933,127
01/01/2018 to 12/31/2018	$11.62259	$11.34296	1,523,336
01/01/2019 to 12/31/2019	$11.34296	$11.74100	717,853
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99751	$10.35126	3,237,048
01/01/2013 to 12/31/2013	$10.35126	$9.08632	14,801,913
01/01/2014 to 12/31/2014	$9.08632	$10.00273	4,961,244
01/01/2015 to 12/31/2015	$10.00273	$10.04246	1,040,932
01/01/2016 to 12/31/2016	$10.04246	$10.00460	1,912,486
01/01/2017 to 12/31/2017	$10.00460	$9.94586	899,611
01/01/2018 to 12/31/2018	$9.94586	$9.69525	837,167
01/01/2019 to 12/31/2019	$9.69525	$10.09394	113,940

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99875	$8.70947	6,630,745
01/01/2014 to 12/31/2014	$8.70947	$9.75579	5,457,145
01/01/2015 to 12/31/2015	$9.75579	$9.80724	234,639
01/01/2016 to 12/31/2016	$9.80724	$9.76974	46,803
01/01/2017 to 12/31/2017	$9.76974	$9.71118	2,079,541
01/01/2018 to 12/31/2018	$9.71118	$9.43047	2,716,195
01/01/2019 to 12/31/2019	$9.43047	$9.95177	531,132
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99875	$11.25113	2,355,714
01/01/2015 to 12/31/2015	$11.25113	$11.21771	11,698,029
01/01/2016 to 12/31/2016	$11.21771	$11.23691	1,095,110
01/01/2017 to 12/31/2017	$11.23691	$11.18572	335,227
01/01/2018 to 12/31/2018	$11.18572	$10.85243	3,961,836
01/01/2019 to 12/31/2019	$10.85243	$11.53300	904,902
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99875	$9.89229	2,690,626
01/01/2016 to 12/31/2016	$9.89229	$9.87108	8,150,607
01/01/2017 to 12/31/2017	$9.87108	$9.88313	4,500,780
01/01/2018 to 12/31/2018	$9.88313	$9.55919	4,343,063
01/01/2019 to 12/31/2019	$9.55919	$10.28122	1,880,505
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99751	$9.83428	7,237,779
01/01/2017 to 12/31/2017	$9.83428	$9.87160	4,336,330
01/01/2018 to 12/31/2018	$9.87160	$9.52683	3,751,637
01/01/2019 to 12/31/2019	$9.52683	$10.30771	1,318,158
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99751	$9.99078	212,979
01/01/2018 to 12/31/2018	$9.99078	$9.56405	1,420,574
01/01/2019 to 12/31/2019	$9.56405	$10.43228	152,344
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99751	$9.61738	331,804
01/01/2019 to 12/31/2019	$9.61738	$10.55708	380,456
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99875	$11.18266	415,972
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.28741	$10.29270	101,267,042
01/01/2011 to 12/31/2011	$10.29270	$9.81735	83,369,592
01/01/2012 to 12/31/2012	$9.81735	$10.91297	79,395,120
01/01/2013 to 12/31/2013	$10.91297	$13.08696	79,105,525
01/01/2014 to 12/31/2014	$13.08696	$13.68741	73,075,410
01/01/2015 to 12/31/2015	$13.68741	$13.45079	61,297,367
01/01/2016 to 12/31/2016	$13.45079	$14.04775	44,563,530
01/01/2017 to 12/31/2017	$14.04775	$16.18929	29,729,923
01/01/2018 to 12/31/2018	$16.18929	$14.83908	21,932,089
01/01/2019 to 12/31/2019	$14.83908	$17.73231	20,386,906
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99813	$11.60224	26,928
01/01/2014 to 12/31/2014	$11.60224	$12.88470	71,443
01/01/2015 to 12/31/2015	$12.88470	$12.14491	63,048
01/01/2016 to 12/31/2016	$12.14491	$13.64051	103,503
01/01/2017 to 12/31/2017	$13.64051	$15.78842	105,371
01/01/2018 to 12/31/2018	$15.78842	$14.69587	57,125
01/01/2019 to 12/31/2019	$14.69587	$18.82301	50,086

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.05091	$9.45957	218,068
01/01/2011 to 12/31/2011	$9.45957	$8.78115	99,905
01/01/2012 to 12/31/2012	$8.78115	$10.88404	126,250
01/01/2013 to 12/31/2013	$10.88404	$11.10163	140,444
01/01/2014 to 12/31/2014	$11.10163	$12.36289	98,667
01/01/2015 to 12/31/2015	$12.36289	$12.07388	60,233
01/01/2016 to 12/31/2016	$12.07388	$11.90852	33,972
01/01/2017 to 12/31/2017	$11.90852	$12.90860	30,606
01/01/2018 to 12/31/2018	$12.90860	$12.02231	12,565
01/01/2019 to 12/31/2019	$12.02231	$14.70465	20,234
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$13.56929	$17.06995	391,589
01/01/2011 to 12/31/2011	$17.06995	$17.78627	219,652
01/01/2012 to 12/31/2012	$17.78627	$20.05378	251,456
01/01/2013 to 12/31/2013	$20.05378	$20.21676	222,435
01/01/2014 to 12/31/2014	$20.21676	$25.87128	175,435
01/01/2015 to 12/31/2015	$25.87128	$26.51426	137,109
01/01/2016 to 12/31/2016	$26.51426	$27.16726	93,066
01/01/2017 to 12/31/2017	$27.16726	$28.21630	65,467
01/01/2018 to 12/31/2018	$28.21630	$26.26653	35,166
01/01/2019 to 12/31/2019	$26.26653	$33.69078	34,776
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.66173	$9.68308	27,635,371
01/01/2011 to 12/31/2011	$9.68308	$9.32308	23,184,216
01/01/2012 to 12/31/2012	$9.32308	$10.08212	21,922,626
01/01/2013 to 12/31/2013	$10.08212	$11.30998	19,964,859
01/01/2014 to 12/31/2014	$11.30998	$11.40390	16,669,866
01/01/2015 to 12/31/2015	$11.40390	$11.25772	14,014,163
01/01/2016 to 12/31/2016	$11.25772	$11.47308	10,417,196
01/01/2017 to 12/31/2017	$11.47308	$13.06310	6,780,442
01/01/2018 to 12/31/2018	$13.06310	$11.77874	4,800,032
01/01/2019 to 12/31/2019	$11.77874	$13.81652	4,437,308
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.08077	$9.90600	4,803,274
01/01/2011 to 12/31/2011	$9.90600	$9.63436	3,645,383
01/01/2012 to 12/31/2012	$9.63436	$10.37119	3,718,760
01/01/2013 to 12/31/2013	$10.37119	$11.13344	3,112,862
01/01/2014 to 12/31/2014	$11.13344	$11.32279	2,777,468
01/01/2015 to 12/31/2015	$11.32279	$10.96737	2,580,058
01/01/2016 to 12/31/2016	$10.96737	$11.28475	1,743,949
01/01/2017 to 12/31/2017	$11.28475	$12.38660	1,744,721
01/01/2018 to 12/31/2018	$12.38660	$11.25189	1,045,521
01/01/2019 to 12/31/2019	$11.25189	$12.76091	901,405
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$18.98745	$23.52850	278,005
01/01/2011 to 12/31/2011	$23.52850	$23.29929	145,006
01/01/2012 to 12/31/2012	$23.29929	$26.34768	152,708
01/01/2013 to 12/31/2013	$26.34768	$35.75138	270,835
01/01/2014 to 12/31/2014	$35.75138	$37.46245	362,203
01/01/2015 to 12/31/2015	$37.46245	$34.60743	260,693
01/01/2016 to 12/31/2016	$34.60743	$42.05562	173,199
01/01/2017 to 12/31/2017	$42.05562	$46.12270	108,494
01/01/2018 to 12/31/2018	$46.12270	$38.73868	43,776
01/01/2019 to 12/31/2019	$38.73868	$46.43889	45,637

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.31903	$10.08935	3,509,980
01/01/2011 to 12/31/2011	$10.08935	$9.86499	2,513,603
01/01/2012 to 12/31/2012	$9.86499	$9.64348	1,652,100
01/01/2013 to 12/31/2013	$9.64348	$9.42647	856,838
01/01/2014 to 12/31/2014	$9.42647	$9.21425	693,229
01/01/2015 to 12/31/2015	$9.21425	$9.00703	369,983
01/01/2016 to 12/31/2016	$9.00703	$8.80484	286,582
01/01/2017 to 12/31/2017	$8.80484	$8.63651	227,838
01/01/2018 to 12/31/2018	$8.63651	$8.55091	148,690
01/01/2019 to 12/31/2019	$8.55091	$8.49980	123,482
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$11.85201	$13.14939	1,105,972
01/01/2011 to 12/31/2011	$13.14939	$13.26192	726,173
01/01/2012 to 12/31/2012	$13.26192	$14.76171	739,423
01/01/2013 to 12/31/2013	$14.76171	$15.46575	468,596
01/01/2014 to 12/31/2014	$15.46575	$15.50443	325,221
01/01/2015 to 12/31/2015	$15.50443	$14.61545	240,183
01/01/2016 to 12/31/2016	$14.61545	$16.48714	225,450
01/01/2017 to 12/31/2017	$16.48714	$17.32125	209,276
01/01/2018 to 12/31/2018	$17.32125	$16.59313	141,883
01/01/2019 to 12/31/2019	$16.59313	$18.70150	123,534
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.45826	$8.24994	5,357,208
01/01/2011 to 12/31/2011	$8.24994	$7.72711	4,506,463
01/01/2012 to 12/31/2012	$7.72711	$8.82835	4,545,454
01/01/2013 to 12/31/2013	$8.82835	$12.06976	4,488,390
01/01/2014 to 12/31/2014	$12.06976	$13.42009	3,896,707
01/01/2015 to 12/31/2015	$13.42009	$12.09010	2,887,412
01/01/2016 to 12/31/2016	$12.09010	$14.16892	2,310,484
01/01/2017 to 12/31/2017	$14.16892	$16.50943	1,691,893
01/01/2018 to 12/31/2018	$16.50943	$13.85222	1,386,766
01/01/2019 to 12/31/2019	$13.85222	$17.53821	1,300,393
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.87227	$17.76467	5,317,631
01/01/2011 to 12/31/2011	$17.76467	$15.12110	4,477,136
01/01/2012 to 12/31/2012	$15.12110	$17.79064	3,891,676
01/01/2013 to 12/31/2013	$17.79064	$20.70444	3,800,682
01/01/2014 to 12/31/2014	$20.70444	$19.12036	3,578,372
01/01/2015 to 12/31/2015	$19.12036	$19.27849	2,103,579
01/01/2016 to 12/31/2016	$19.27849	$18.13375	1,890,366
01/01/2017 to 12/31/2017	$18.13375	$24.00694	1,458,822
01/01/2018 to 12/31/2018	$24.00694	$20.33567	1,300,896
01/01/2019 to 12/31/2019	$20.33567	$26.26132	1,095,256
AST International Value Portfolio
01/01/2010 to 12/31/2010	$7.44396	$8.08298	2,881,182
01/01/2011 to 12/31/2011	$8.08298	$6.90976	2,224,758
01/01/2012 to 12/31/2012	$6.90976	$7.88041	2,382,592
01/01/2013 to 12/31/2013	$7.88041	$9.20275	2,248,809
01/01/2014 to 12/31/2014	$9.20275	$8.39265	2,071,047
01/01/2015 to 12/31/2015	$8.39265	$8.27087	1,892,132
01/01/2016 to 12/31/2016	$8.27087	$8.13215	1,531,420
01/01/2017 to 12/31/2017	$8.13215	$9.76324	1,267,714
01/01/2018 to 12/31/2018	$9.76324	$8.00248	1,051,693
01/01/2019 to 12/31/2019	$8.00248	$9.38878	987,219

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.86463	$12.85153	158,509
01/01/2011 to 12/31/2011	$12.85153	$14.12630	1,389,924
01/01/2012 to 12/31/2012	$14.12630	$15.10606	740,615
01/01/2013 to 12/31/2013	$15.10606	$14.29631	401,220
01/01/2014 to 12/31/2014	$14.29631	$14.91502	369,385
01/01/2015 to 12/31/2015	$14.91502	$14.75049	868,724
01/01/2016 to 12/31/2016	$14.75049	$15.02561	1,012,916
01/01/2017 to 12/31/2017	$15.02561	$15.32186	710,598
01/01/2018 to 12/31/2018	$15.32186	$14.93540	1,469,173
01/01/2019 to 12/31/2019	$14.93540	$16.23898	662,981
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.53921	$9.50054	4,214,114
01/01/2011 to 12/31/2011	$9.50054	$9.23421	4,056,199
01/01/2012 to 12/31/2012	$9.23421	$10.25220	3,777,976
01/01/2013 to 12/31/2013	$10.25220	$11.65328	3,647,582
01/01/2014 to 12/31/2014	$11.65328	$12.11613	3,110,763
01/01/2015 to 12/31/2015	$12.11613	$11.71950	2,628,174
01/01/2016 to 12/31/2016	$11.71950	$12.05405	2,059,029
01/01/2017 to 12/31/2017	$12.05405	$13.78154	1,827,415
01/01/2018 to 12/31/2018	$13.78154	$12.47671	1,104,829
01/01/2019 to 12/31/2019	$12.47671	$14.56565	1,041,900
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$8.34041	$8.73737	1,243,521
01/01/2011 to 12/31/2011	$8.73737	$7.75947	828,367
01/01/2012 to 12/31/2012	$7.75947	$9.24639	957,141
01/01/2013 to 12/31/2013	$9.24639	$10.42676	725,002
01/01/2014 to 12/31/2014	$10.42676	$9.54332	635,427
01/01/2015 to 12/31/2015	$9.54332	$9.06778	411,043
01/01/2016 to 12/31/2016	$9.06778	$9.03541	317,096
01/01/2017 to 12/31/2017	$9.03541	$11.45002	259,168
01/01/2018 to 12/31/2018	$11.45002	$9.23602	230,670
01/01/2019 to 12/31/2019	$9.23602	$11.48600	209,878
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.90881	$10.39476	14,390,403
01/01/2011 to 12/31/2011	$10.39476	$10.18494	11,488,876
01/01/2012 to 12/31/2012	$10.18494	$11.02272	11,036,008
01/01/2013 to 12/31/2013	$11.02272	$11.96335	9,644,359
01/01/2014 to 12/31/2014	$11.96335	$12.33142	8,597,748
01/01/2015 to 12/31/2015	$12.33142	$12.03201	7,147,756
01/01/2016 to 12/31/2016	$12.03201	$12.21332	5,755,210
01/01/2017 to 12/31/2017	$12.21332	$13.38891	3,827,488
01/01/2018 to 12/31/2018	$13.38891	$12.41520	2,404,195
01/01/2019 to 12/31/2019	$12.41520	$13.90888	2,211,568
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28233	$11.18844	66,303
01/01/2011 to 12/31/2011	$11.18844	$11.00947	59,147
01/01/2012 to 12/31/2012	$11.00947	$12.39568	88,918
01/01/2013 to 12/31/2013	$12.39568	$16.53892	83,391
01/01/2014 to 12/31/2014	$16.53892	$17.70338	50,039
01/01/2015 to 12/31/2015	$17.70338	$19.14540	38,909
01/01/2016 to 12/31/2016	$19.14540	$18.44148	15,970
01/01/2017 to 12/31/2017	$18.44148	$24.48718	19,861
01/01/2018 to 12/31/2018	$24.48718	$23.54755	14,714
01/01/2019 to 12/31/2019	$23.54755	$30.52221	12,676

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$7.92454	$9.27639	19,072,610
01/01/2011 to 12/31/2011	$9.27639	$8.98512	15,345,638
01/01/2012 to 12/31/2012	$8.98512	$9.85996	13,995,736
01/01/2013 to 12/31/2013	$9.85996	$13.16681	11,607,162
01/01/2014 to 12/31/2014	$13.16681	$14.23353	10,090,656
01/01/2015 to 12/31/2015	$14.23353	$15.31460	6,066,819
01/01/2016 to 12/31/2016	$15.31460	$15.80565	5,091,448
01/01/2017 to 12/31/2017	$15.80565	$20.54828	3,961,439
01/01/2018 to 12/31/2018	$20.54828	$19.54358	3,062,054
01/01/2019 to 12/31/2019	$19.54358	$25.14663	2,549,394
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.87756	$13.00909	483,477
01/01/2011 to 12/31/2011	$13.00909	$12.31845	303,934
01/01/2012 to 12/31/2012	$12.31845	$14.81979	422,214
01/01/2013 to 12/31/2013	$14.81979	$18.48969	1,295,919
01/01/2014 to 12/31/2014	$18.48969	$18.72980	1,511,472
01/01/2015 to 12/31/2015	$18.72980	$18.04009	1,298,354
01/01/2016 to 12/31/2016	$18.04009	$18.88930	929,784
01/01/2017 to 12/31/2017	$18.88930	$22.86772	697,640
01/01/2018 to 12/31/2018	$22.86772	$20.21514	295,326
01/01/2019 to 12/31/2019	$20.21514	$25.68000	198,485
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99813	$10.28099	1,342,661
01/01/2013 to 12/31/2013	$10.28099	$11.95058	1,330,658
01/01/2014 to 12/31/2014	$11.95058	$12.28195	1,249,904
01/01/2015 to 12/31/2015	$12.28195	$11.85649	1,054,991
01/01/2016 to 12/31/2016	$11.85649	$12.09127	834,743
01/01/2017 to 12/31/2017	$12.09127	$13.76942	701,963
01/01/2018 to 12/31/2018	$13.76942	$12.34419	589,723
01/01/2019 to 12/31/2019	$12.34419	$14.81313	650,112
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$6.37002	$7.02283	2,436,368
01/01/2011 to 12/31/2011	$7.02283	$6.82421	2,244,120
01/01/2012 to 12/31/2012	$6.82421	$7.81006	2,554,207
01/01/2013 to 12/31/2013	$7.81006	$10.43665	1,927,045
01/01/2014 to 12/31/2014	$10.43665	$11.09036	1,693,296
01/01/2015 to 12/31/2015	$11.09036	$11.62447	1,101,246
01/01/2016 to 12/31/2016	$11.62447	$11.58066	890,600
01/01/2017 to 12/31/2017	$11.58066	$14.79726	668,389
01/01/2018 to 12/31/2018	$14.79726	$14.77344	495,145
01/01/2019 to 12/31/2019	$14.77344	$19.89686	380,843
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99813	$10.17367	2,038
01/01/2013 to 12/31/2013	$10.17367	$13.37631	77,680
01/01/2014 to 12/31/2014	$13.37631	$14.41134	67,044
01/01/2015 to 12/31/2015	$14.41134	$13.98522	187,407
01/01/2016 to 12/31/2016	$13.98522	$15.50947	182,344
01/01/2017 to 12/31/2017	$15.50947	$17.79054	111,854
01/01/2018 to 12/31/2018	$17.79054	$15.62303	33,506
01/01/2019 to 12/31/2019	$15.62303	$19.75326	31,467

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$4.67618	$5.47729	5,034,524
01/01/2011 to 12/31/2011	$5.47729	$5.19481	3,140,160
01/01/2012 to 12/31/2012	$5.19481	$6.07370	3,004,326
01/01/2013 to 12/31/2013	$6.07370	$7.84834	2,696,246
01/01/2014 to 12/31/2014	$7.84834	$8.55616	2,236,250
01/01/2015 to 12/31/2015	$8.55616	$7.88820	3,649,291
01/01/2016 to 12/31/2016	$7.88820	$7.83794	2,612,615
01/01/2017 to 12/31/2017	$7.83794	$9.73787	2,209,417
01/01/2018 to 12/31/2018	$9.73787	$9.10371	1,291,347
01/01/2019 to 12/31/2019	$9.10371	$11.58240	1,001,005
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.83833	$17.90394	1,807,620
01/01/2011 to 12/31/2011	$17.90394	$17.06684	1,391,570
01/01/2012 to 12/31/2012	$17.06684	$19.53957	1,265,150
01/01/2013 to 12/31/2013	$19.53957	$27.12378	1,148,147
01/01/2014 to 12/31/2014	$27.12378	$30.29178	907,394
01/01/2015 to 12/31/2015	$30.29178	$27.94101	510,649
01/01/2016 to 12/31/2016	$27.94101	$32.29313	436,919
01/01/2017 to 12/31/2017	$32.29313	$35.92146	387,090
01/01/2018 to 12/31/2018	$35.92146	$29.33559	321,402
01/01/2019 to 12/31/2019	$29.33559	$34.70180	303,373
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.04744	$10.81345	1,043,494
01/01/2011 to 12/31/2011	$10.81345	$8.42757	371,919
01/01/2012 to 12/31/2012	$8.42757	$9.71464	363,440
01/01/2013 to 12/31/2013	$9.71464	$9.51728	245,395
01/01/2014 to 12/31/2014	$9.51728	$8.86738	242,536
01/01/2015 to 12/31/2015	$8.86738	$7.21796	123,385
01/01/2016 to 12/31/2016	$7.21796	$7.92808	94,117
01/01/2017 to 12/31/2017	$7.92808	$9.79451	110,498
01/01/2018 to 12/31/2018	$9.79451	$8.22823	61,985
01/01/2019 to 12/31/2019	$8.22823	$9.11672	72,474
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.38983	$11.22977	43,592,221
01/01/2011 to 12/31/2011	$11.22977	$11.08693	40,512,789
01/01/2012 to 12/31/2012	$11.08693	$11.96141	38,896,095
01/01/2013 to 12/31/2013	$11.96141	$12.76928	28,415,848
01/01/2014 to 12/31/2014	$12.76928	$13.20282	24,934,568
01/01/2015 to 12/31/2015	$13.20282	$12.92424	20,064,346
01/01/2016 to 12/31/2016	$12.92424	$13.33222	14,853,519
01/01/2017 to 12/31/2017	$13.33222	$14.35326	10,333,001
01/01/2018 to 12/31/2018	$14.35326	$13.63012	7,519,877
01/01/2019 to 12/31/2019	$13.63012	$15.28733	7,042,908
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01805	$10.06003	354,554
01/01/2012 to 12/31/2012	$10.06003	$10.53243	87,533
01/01/2013 to 12/31/2013	$10.53243	$10.05728	108,451
01/01/2014 to 12/31/2014	$10.05728	$10.42685	141,348
01/01/2015 to 12/31/2015	$10.42685	$10.16496	128,461
01/01/2016 to 12/31/2016	$10.16496	$10.35507	149,871
01/01/2017 to 12/31/2017	$10.35507	$10.69676	139,888
01/01/2018 to 12/31/2018	$10.69676	$10.36973	68,257
01/01/2019 to 12/31/2019	$10.36973	$11.12519	55,208

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.10670	$9.43152	36,130,309
01/01/2011 to 12/31/2011	$9.43152	$8.64667	29,569,330
01/01/2012 to 12/31/2012	$8.64667	$9.54383	28,016,813
01/01/2013 to 12/31/2013	$9.54383	$10.91754	25,282,194
01/01/2014 to 12/31/2014	$10.91754	$11.65342	23,806,304
01/01/2015 to 12/31/2015	$11.65342	$11.32143	23,081,260
01/01/2016 to 12/31/2016	$11.32143	$12.18450	18,505,001
01/01/2017 to 12/31/2017	$12.18450	$13.82834	16,545,351
01/01/2018 to 12/31/2018	$13.82834	$12.48889	10,675,741
01/01/2019 to 12/31/2019	$12.48889	$14.54922	10,173,009
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.62827	3,137
01/01/2014 to 12/31/2014	$11.62827	$13.09910	3,335
01/01/2015 to 12/31/2015	$13.09910	$13.00202	7,932
01/01/2016 to 12/31/2016	$13.00202	$14.08995	7,306
01/01/2017 to 12/31/2017	$14.08995	$16.72314	6,780
01/01/2018 to 12/31/2018	$16.72314	$15.17582	6,030
01/01/2019 to 12/31/2019	$15.17582	$18.57103	726
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$6.80494	$7.65297	483,015
01/01/2011 to 12/31/2011	$7.65297	$7.73980	442,995
01/01/2012 to 12/31/2012	$7.73980	$8.98801	570,731
01/01/2013 to 12/31/2013	$8.98801	$11.63492	406,718
01/01/2014 to 12/31/2014	$11.63492	$13.33084	334,672
01/01/2015 to 12/31/2015	$13.33084	$13.43217	261,184
01/01/2016 to 12/31/2016	$13.43217	$15.08002	255,451
01/01/2017 to 12/31/2017	$15.08002	$18.02189	320,043
01/01/2018 to 12/31/2018	$18.02189	$16.16683	196,730
01/01/2019 to 12/31/2019	$16.16683	$19.66936	159,039
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.86337	29,403
01/01/2012 to 12/31/2012	$8.86337	$9.80351	248,767
01/01/2013 to 12/31/2013	$9.80351	$11.72940	444,569
01/01/2014 to 12/31/2014	$11.72940	$12.21082	333,965
01/01/2015 to 12/31/2015	$12.21082	$11.95408	274,265
01/01/2016 to 12/31/2016	$11.95408	$12.42449	170,319
01/01/2017 to 12/31/2017	$12.42449	$14.35506	171,532
01/01/2018 to 12/31/2018	$14.35506	$13.11439	156,148
01/01/2019 to 12/31/2019	$13.11439	$15.53766	146,153
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$8.82141	$11.42949	4,161,419
01/01/2011 to 12/31/2011	$11.42949	$9.70769	3,304,315
01/01/2012 to 12/31/2012	$9.70769	$11.39381	2,853,534
01/01/2013 to 12/31/2013	$11.39381	$15.68297	2,397,251
01/01/2014 to 12/31/2014	$15.68297	$16.08747	2,091,369
01/01/2015 to 12/31/2015	$16.08747	$15.93537	1,240,688
01/01/2016 to 12/31/2016	$15.93537	$16.77697	1,026,785
01/01/2017 to 12/31/2017	$16.77697	$20.94194	807,398
01/01/2018 to 12/31/2018	$20.94194	$18.24849	666,252
01/01/2019 to 12/31/2019	$18.24849	$24.34575	541,612

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$14.55424	$19.40814	917,014
01/01/2011 to 12/31/2011	$19.40814	$18.78635	589,865
01/01/2012 to 12/31/2012	$18.78635	$20.59886	573,869
01/01/2013 to 12/31/2013	$20.59886	$27.21805	508,770
01/01/2014 to 12/31/2014	$27.21805	$27.62169	407,639
01/01/2015 to 12/31/2015	$27.62169	$27.21230	315,024
01/01/2016 to 12/31/2016	$27.21230	$29.81400	239,743
01/01/2017 to 12/31/2017	$29.81400	$36.11541	181,427
01/01/2018 to 12/31/2018	$36.11541	$32.33159	132,894
01/01/2019 to 12/31/2019	$32.33159	$41.12346	129,946
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.27828	$18.81690	3,434,943
01/01/2011 to 12/31/2011	$18.81690	$17.29477	2,484,653
01/01/2012 to 12/31/2012	$17.29477	$19.97516	2,219,180
01/01/2013 to 12/31/2013	$19.97516	$26.82883	1,906,166
01/01/2014 to 12/31/2014	$26.82883	$27.60674	1,632,713
01/01/2015 to 12/31/2015	$27.60674	$25.82243	1,085,073
01/01/2016 to 12/31/2016	$25.82243	$32.61473	822,067
01/01/2017 to 12/31/2017	$32.61473	$34.22530	652,001
01/01/2018 to 12/31/2018	$34.22530	$27.73893	572,983
01/01/2019 to 12/31/2019	$27.73893	$33.07460	512,826
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.69410	$12.74966	13,631,064
01/01/2011 to 12/31/2011	$12.74966	$12.71046	12,152,747
01/01/2012 to 12/31/2012	$12.71046	$14.10093	13,448,271
01/01/2013 to 12/31/2013	$14.10093	$16.10391	14,623,778
01/01/2014 to 12/31/2014	$16.10391	$16.66717	13,796,133
01/01/2015 to 12/31/2015	$16.66717	$16.29902	13,278,474
01/01/2016 to 12/31/2016	$16.29902	$17.13505	11,407,744
01/01/2017 to 12/31/2017	$17.13505	$19.33146	7,579,750
01/01/2018 to 12/31/2018	$19.33146	$17.88762	4,929,112
01/01/2019 to 12/31/2019	$17.88762	$21.12981	4,697,886
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$6.39958	$7.24476	8,869,616
01/01/2011 to 12/31/2011	$7.24476	$6.96201	6,383,742
01/01/2012 to 12/31/2012	$6.96201	$8.00177	5,841,181
01/01/2013 to 12/31/2013	$8.00177	$11.26548	6,683,387
01/01/2014 to 12/31/2014	$11.26548	$11.93099	6,037,079
01/01/2015 to 12/31/2015	$11.93099	$12.78026	4,752,130
01/01/2016 to 12/31/2016	$12.78026	$12.83050	3,508,170
01/01/2017 to 12/31/2017	$12.83050	$17.29460	2,333,089
01/01/2018 to 12/31/2018	$17.29460	$17.55687	1,513,378
01/01/2019 to 12/31/2019	$17.55687	$22.00665	1,346,028
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.54859	$10.49517	2,241,213
01/01/2011 to 12/31/2011	$10.49517	$10.20884	930,254
01/01/2012 to 12/31/2012	$10.20884	$11.31608	944,041
01/01/2013 to 12/31/2013	$11.31608	$14.89210	723,861
01/01/2014 to 12/31/2014	$14.89210	$14.78379	586,897
01/01/2015 to 12/31/2015	$14.78379	$13.57491	434,041
01/01/2016 to 12/31/2016	$13.57491	$14.08333	328,297
01/01/2017 to 12/31/2017	$14.08333	$16.04615	274,439
01/01/2018 to 12/31/2018	$16.04615	$14.16022	193,383
01/01/2019 to 12/31/2019	$14.16022	$17.43620	3,676,953

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$20.53964	$24.18441	624,332
01/01/2011 to 12/31/2011	$24.18441	$20.11412	353,699
01/01/2012 to 12/31/2012	$20.11412	$20.37178	293,997
01/01/2013 to 12/31/2013	$20.37178	$22.97628	181,940
01/01/2014 to 12/31/2014	$22.97628	$20.58132	153,441
01/01/2015 to 12/31/2015	$20.58132	$16.24465	80,946
01/01/2016 to 12/31/2016	$16.24465	$19.78889	54,896
01/01/2017 to 12/31/2017	$19.78889	$21.33874	56,535
01/01/2018 to 12/31/2018	$21.33874	$17.38253	26,959
01/01/2019 to 12/31/2019	$17.38253	$19.85729	38,398
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$15.26836	$15.78213	2,318,146
01/01/2011 to 12/31/2011	$15.78213	$16.06388	1,633,647
01/01/2012 to 12/31/2012	$16.06388	$16.52244	1,630,360
01/01/2013 to 12/31/2013	$16.52244	$15.54443	1,781,434
01/01/2014 to 12/31/2014	$15.54443	$15.27922	1,590,303
01/01/2015 to 12/31/2015	$15.27922	$14.24570	874,427
01/01/2016 to 12/31/2016	$14.24570	$14.53266	771,150
01/01/2017 to 12/31/2017	$14.53266	$14.49649	770,843
01/01/2018 to 12/31/2018	$14.49649	$14.45173	622,653
01/01/2019 to 12/31/2019	$14.45173	$14.35317	656,887
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.57780	$12.78103	1,099,827
01/01/2011 to 12/31/2011	$12.78103	$12.06268	585,815
01/01/2012 to 12/31/2012	$12.06268	$13.96164	602,157
01/01/2013 to 12/31/2013	$13.96164	$18.07155	542,756
01/01/2014 to 12/31/2014	$18.07155	$20.30931	399,163
01/01/2015 to 12/31/2015	$20.30931	$18.54033	197,101
01/01/2016 to 12/31/2016	$18.54033	$20.66070	179,917
01/01/2017 to 12/31/2017	$20.66070	$23.93981	142,288
01/01/2018 to 12/31/2018	$23.93981	$19.53126	95,413
01/01/2019 to 12/31/2019	$19.53126	$22.74704	83,494
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.56376	$9.59643	1,997,421
01/01/2011 to 12/31/2011	$9.59643	$9.05669	1,672,695
01/01/2012 to 12/31/2012	$9.05669	$9.82706	2,234,971
01/01/2013 to 12/31/2013	$9.82706	$11.57551	3,669,386
01/01/2014 to 12/31/2014	$11.57551	$11.93784	4,145,886
01/01/2015 to 12/31/2015	$11.93784	$11.59534	3,684,238
01/01/2016 to 12/31/2016	$11.59534	$12.07467	2,647,688
01/01/2017 to 12/31/2017	$12.07467	$13.40827	1,983,918
01/01/2018 to 12/31/2018	$13.40827	$12.45000	1,290,490
01/01/2019 to 12/31/2019	$12.45000	$14.67143	1,181,937
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.08215	$10.62386	5,328,912
01/01/2011 to 12/31/2011	$10.62386	$11.01090	3,326,989
01/01/2012 to 12/31/2012	$11.01090	$11.60800	3,229,309
01/01/2013 to 12/31/2013	$11.60800	$11.17736	4,743,456
01/01/2014 to 12/31/2014	$11.17736	$11.71224	4,701,504
01/01/2015 to 12/31/2015	$11.71224	$11.59029	3,770,755
01/01/2016 to 12/31/2016	$11.59029	$11.91355	2,853,434
01/01/2017 to 12/31/2017	$11.91355	$12.38079	2,555,906
01/01/2018 to 12/31/2018	$12.38079	$11.82678	2,405,526
01/01/2019 to 12/31/2019	$11.82678	$12.98274	2,085,395

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99281	$9.08414	26,832
01/01/2012 to 12/31/2012	$9.08414	$10.54202	22,517
01/01/2013 to 12/31/2013	$10.54202	$13.50321	58,273
01/01/2014 to 12/31/2014	$13.50321	$14.89266	33,109
01/01/2015 to 12/31/2015	$14.89266	$14.85842	23,878
01/01/2016 to 12/31/2016	$14.85842	$16.67664	18,504
01/01/2017 to 12/31/2017	$16.67664	$17.70034	16,741
01/01/2018 to 12/31/2018	$17.70034	$15.98945	6,660
01/01/2019 to 12/31/2019	$15.98945	$19.55157	6,146
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$11.81422	$12.15985	40,741
01/01/2011 to 12/31/2011	$12.15985	$12.35638	13,976
01/01/2012 to 12/31/2012	$12.35638	$14.60184	18,372
01/01/2013 to 12/31/2013	$14.60184	$20.06023	10,123
01/01/2014 to 12/31/2014	$20.06023	$23.46594	11,326
01/01/2015 to 12/31/2015	$23.46594	$23.66337	6,354
01/01/2016 to 12/31/2016	$23.66337	$20.48108	4,143
01/01/2017 to 12/31/2017	$20.48108	$23.19031	4,026
01/01/2018 to 12/31/2018	$23.19031	$22.87055	2,140
01/01/2019 to 12/31/2019	$22.87055	$29.62270	826
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04976	$9.72531	17,085
01/01/2013 to 12/31/2013	$9.72531	$13.02541	9,944
01/01/2014 to 12/31/2014	$13.02541	$13.75557	14,900
01/01/2015 to 12/31/2015	$13.75557	$13.60821	9,629
01/01/2016 to 12/31/2016	$13.60821	$13.40337	3,806
01/01/2017 to 12/31/2017	$13.40337	$16.04975	3,531
01/01/2018 to 12/31/2018	$16.04975	$14.81069	2,503
01/01/2019 to 12/31/2019	$14.81069	$19.44902	166
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.53851	$11.31064	0
01/01/2011 to 12/31/2011	$11.31064	$10.49781	0
01/01/2012 to 12/31/2012	$10.49781	$11.41844	0
01/01/2013 to 12/31/2013	$11.41844	$13.96813	0
01/01/2014 to 12/31/2014	$13.96813	$15.16288	0
01/01/2015 to 12/31/2015	$15.16288	$15.83189	0
01/01/2016 to 12/31/2016	$15.83189	$15.35961	0
01/01/2017 to 12/31/2017	$15.35961	$20.29049	0
01/01/2018 to 12/31/2018	$20.29049	$19.74125	0
01/01/2019 to 12/31/2019	$19.74125	$26.22097	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12629	$9.70541	39,682
01/01/2017 to 12/31/2017	$9.70541	$13.38687	29,260
01/01/2018 to 12/31/2018	$13.38687	$10.76669	13,626
01/01/2019 to 12/31/2019	$10.76669	$12.90116	20,657

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$16.86853	$18.78242	15,895
01/01/2011 to 12/31/2011	$18.78242	$13.40361	5,569
01/01/2012 to 12/31/2012	$13.40361	$15.12894	6,189
01/01/2013 to 12/31/2013	$15.12894	$17.00273	4,435
01/01/2014 to 12/31/2014	$17.00273	$16.35934	3,700
01/01/2015 to 12/31/2015	$16.35934	$14.49109	2,331
01/01/2016 to 12/31/2016	$14.49109	$14.25663	2,117
01/01/2017 to 12/31/2017	$14.25663	$18.51902	1,891
01/01/2018 to 12/31/2018	$18.51902	$14.73405	1,818
01/01/2019 to 12/31/2019	$14.73405	$18.19128	1,743
ProFund VP Banks
01/01/2010 to 12/31/2010	$4.40168	$4.66140	21,120
01/01/2011 to 12/31/2011	$4.66140	$3.33756	3,321
01/01/2012 to 12/31/2012	$3.33756	$4.35210	8,877
01/01/2013 to 12/31/2013	$4.35210	$5.67757	5,826
01/01/2014 to 12/31/2014	$5.67757	$6.12573	1,249
01/01/2015 to 12/31/2015	$6.12573	$5.96192	903
01/01/2016 to 12/31/2016	$5.96192	$7.18184	645
01/01/2017 to 12/31/2017	$7.18184	$8.27874	569
01/01/2018 to 12/31/2018	$8.27874	$6.64327	441
01/01/2019 to 12/31/2019	$6.64327	$8.85936	344
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$13.53329	$17.15761	190,747
01/01/2011 to 12/31/2011	$17.15761	$14.06308	34,489
01/01/2012 to 12/31/2012	$14.06308	$14.91239	35,265
01/01/2013 to 12/31/2013	$14.91239	$17.26374	27,017
01/01/2014 to 12/31/2014	$17.26374	$17.15971	10,584
01/01/2015 to 12/31/2015	$17.15971	$14.43809	2,919
01/01/2016 to 12/31/2016	$14.43809	$16.72392	5,467
01/01/2017 to 12/31/2017	$16.72392	$20.10195	5,636
01/01/2018 to 12/31/2018	$20.10195	$16.17754	1,632
01/01/2019 to 12/31/2019	$16.17754	$18.61542	2,421
ProFund VP Bear
01/01/2010 to 12/31/2010	$6.73651	$5.41286	141,359
01/01/2011 to 12/31/2011	$5.41286	$4.82123	78,440
01/01/2012 to 12/31/2012	$4.82123	$3.93033	129,131
01/01/2013 to 12/31/2013	$3.93033	$2.82186	121,599
01/01/2014 to 12/31/2014	$2.82186	$2.36533	71,112
01/01/2015 to 12/31/2015	$2.36533	$2.19823	32,709
01/01/2016 to 12/31/2016	$2.19823	$1.86838	25,923
01/01/2017 to 12/31/2017	$1.86838	$1.49827	10,561
01/01/2018 to 12/31/2018	$1.49827	$1.52378	5,258
01/01/2019 to 12/31/2019	$1.52378	$1.14770	4,350
ProFund VP Bull
01/01/2010 to 12/31/2010	$9.40855	$10.35376	67,388
01/01/2011 to 12/31/2011	$10.35376	$10.12138	23,593
01/01/2012 to 12/31/2012	$10.12138	$11.26725	23,675
01/01/2013 to 12/31/2013	$11.26725	$14.29119	17,226
01/01/2014 to 12/31/2014	$14.29119	$15.57173	17,268
01/01/2015 to 12/31/2015	$15.57173	$15.15159	27,686
01/01/2016 to 12/31/2016	$15.15159	$16.24248	16,799
01/01/2017 to 12/31/2017	$16.24248	$18.94932	6,011
01/01/2018 to 12/31/2018	$18.94932	$17.38203	4,294
01/01/2019 to 12/31/2019	$17.38203	$21.89831	3,678

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$10.94227	$12.55321	143,721
01/01/2011 to 12/31/2011	$12.55321	$13.12370	72,497
01/01/2012 to 12/31/2012	$13.12370	$14.22071	19,912
01/01/2013 to 12/31/2013	$14.22071	$17.85585	15,413
01/01/2014 to 12/31/2014	$17.85585	$19.23920	1,025
01/01/2015 to 12/31/2015	$19.23920	$19.58928	671
01/01/2016 to 12/31/2016	$19.58928	$19.82827	1,949
01/01/2017 to 12/31/2017	$19.82827	$22.30170	834
01/01/2018 to 12/31/2018	$22.30170	$18.57043	197
01/01/2019 to 12/31/2019	$18.57043	$22.97446	480
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.39021	$9.95580	84,984
01/01/2011 to 12/31/2011	$9.95580	$10.26735	24,259
01/01/2012 to 12/31/2012	$10.26735	$12.25378	4,559
01/01/2013 to 12/31/2013	$12.25378	$16.75395	50,878
01/01/2014 to 12/31/2014	$16.75395	$18.41774	2,050
01/01/2015 to 12/31/2015	$18.41774	$18.84759	10,294
01/01/2016 to 12/31/2016	$18.84759	$19.19581	8,659
01/01/2017 to 12/31/2017	$19.19581	$22.21189	7,395
01/01/2018 to 12/31/2018	$22.21189	$21.84290	2,514
01/01/2019 to 12/31/2019	$21.84290	$26.61230	3,254
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$11.92184	$11.96067	25,208
01/01/2011 to 12/31/2011	$11.96067	$10.65302	6,306
01/01/2012 to 12/31/2012	$10.65302	$12.14093	12,720
01/01/2013 to 12/31/2013	$12.14093	$14.43544	5,078
01/01/2014 to 12/31/2014	$14.43544	$12.89039	3,419
01/01/2015 to 12/31/2015	$12.89039	$11.22952	3,345
01/01/2016 to 12/31/2016	$11.22952	$11.83473	1,754
01/01/2017 to 12/31/2017	$11.83473	$13.84981	1,691
01/01/2018 to 12/31/2018	$13.84981	$11.62381	393
01/01/2019 to 12/31/2019	$11.62381	$13.38341	553
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.64299	$6.11906	79,596
01/01/2011 to 12/31/2011	$6.11906	$5.15419	22,265
01/01/2012 to 12/31/2012	$5.15419	$6.28395	53,853
01/01/2013 to 12/31/2013	$6.28395	$8.11305	83,810
01/01/2014 to 12/31/2014	$8.11305	$8.95493	20,822
01/01/2015 to 12/31/2015	$8.95493	$8.62260	20,574
01/01/2016 to 12/31/2016	$8.62260	$9.72041	15,662
01/01/2017 to 12/31/2017	$9.72041	$11.23080	15,610
01/01/2018 to 12/31/2018	$11.23080	$9.83186	8,159
01/01/2019 to 12/31/2019	$9.83186	$12.51984	11,215
ProFund VP Health Care
01/01/2010 to 12/31/2010	$10.23421	$10.28850	47,773
01/01/2011 to 12/31/2011	$10.28850	$11.07441	25,824
01/01/2012 to 12/31/2012	$11.07441	$12.70880	27,154
01/01/2013 to 12/31/2013	$12.70880	$17.36215	46,988
01/01/2014 to 12/31/2014	$17.36215	$20.99375	39,800
01/01/2015 to 12/31/2015	$20.99375	$21.55227	11,518
01/01/2016 to 12/31/2016	$21.55227	$20.21472	7,134
01/01/2017 to 12/31/2017	$20.21472	$23.89476	7,639
01/01/2018 to 12/31/2018	$23.89476	$24.39004	4,801
01/01/2019 to 12/31/2019	$24.39004	$28.45967	4,700

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2010 to 12/31/2010	$10.17398	$12.30713	39,786
01/01/2011 to 12/31/2011	$12.30713	$11.81587	44,914
01/01/2012 to 12/31/2012	$11.81587	$13.37427	67,805
01/01/2013 to 12/31/2013	$13.37427	$18.06612	56,816
01/01/2014 to 12/31/2014	$18.06612	$18.64452	29,303
01/01/2015 to 12/31/2015	$18.64452	$17.60164	4,826
01/01/2016 to 12/31/2016	$17.60164	$20.22594	1,386
01/01/2017 to 12/31/2017	$20.22594	$24.20081	668
01/01/2018 to 12/31/2018	$24.20081	$20.63367	289
01/01/2019 to 12/31/2019	$20.63367	$26.31979	536
ProFund VP Japan
01/01/2010 to 12/31/2010	$8.52888	$7.79238	9,430
01/01/2011 to 12/31/2011	$7.79238	$6.20502	3,365
01/01/2012 to 12/31/2012	$6.20502	$7.45706	12,912
01/01/2013 to 12/31/2013	$7.45706	$10.80552	10,998
01/01/2014 to 12/31/2014	$10.80552	$10.90312	1,482
01/01/2015 to 12/31/2015	$10.90312	$11.27682	1,191
01/01/2016 to 12/31/2016	$11.27682	$11.06931	953
01/01/2017 to 12/31/2017	$11.06931	$12.81766	932
01/01/2018 to 12/31/2018	$12.81766	$11.06989	610
01/01/2019 to 12/31/2019	$11.06989	$12.98480	590
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.11300	$10.08251	42,967
01/01/2011 to 12/31/2011	$10.08251	$10.16452	70,694
01/01/2012 to 12/31/2012	$10.16452	$11.19894	4,243
01/01/2013 to 12/31/2013	$11.19894	$14.30402	31,006
01/01/2014 to 12/31/2014	$14.30402	$15.78979	89,009
01/01/2015 to 12/31/2015	$15.78979	$16.01439	37,686
01/01/2016 to 12/31/2016	$16.01439	$16.44009	5,967
01/01/2017 to 12/31/2017	$16.44009	$20.13607	3,598
01/01/2018 to 12/31/2018	$20.13607	$19.31442	920
01/01/2019 to 12/31/2019	$19.31442	$24.33417	891
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.05130	$8.88505	14,106
01/01/2011 to 12/31/2011	$8.88505	$8.57437	45,629
01/01/2012 to 12/31/2012	$8.57437	$9.67350	75,425
01/01/2013 to 12/31/2013	$9.67350	$12.28257	30,965
01/01/2014 to 12/31/2014	$12.28257	$13.26371	123,862
01/01/2015 to 12/31/2015	$13.26371	$12.35129	773
01/01/2016 to 12/31/2016	$12.35129	$13.93731	9,959
01/01/2017 to 12/31/2017	$13.93731	$15.45514	4,045
01/01/2018 to 12/31/2018	$15.45514	$13.50017	687
01/01/2019 to 12/31/2019	$13.50017	$17.12567	295
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$10.85415	$13.62531	363,968
01/01/2011 to 12/31/2011	$13.62531	$12.93385	14,890
01/01/2012 to 12/31/2012	$12.93385	$14.58691	82,062
01/01/2013 to 12/31/2013	$14.58691	$18.61142	28,227
01/01/2014 to 12/31/2014	$18.61142	$19.26440	4,620
01/01/2015 to 12/31/2015	$19.26440	$18.88426	16,694
01/01/2016 to 12/31/2016	$18.88426	$20.83747	6,263
01/01/2017 to 12/31/2017	$20.83747	$24.09894	1,766
01/01/2018 to 12/31/2018	$24.09894	$20.73225	2,243
01/01/2019 to 12/31/2019	$20.73225	$25.17875	3,210

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$11.20491	$13.19305	58,649
01/01/2011 to 12/31/2011	$13.19305	$12.39051	105,563
01/01/2012 to 12/31/2012	$12.39051	$14.11742	104,327
01/01/2013 to 12/31/2013	$14.11742	$18.23793	29,991
01/01/2014 to 12/31/2014	$18.23793	$19.64343	3,820
01/01/2015 to 12/31/2015	$19.64343	$17.62217	2,140
01/01/2016 to 12/31/2016	$17.62217	$21.41983	8,525
01/01/2017 to 12/31/2017	$21.41983	$23.16062	2,171
01/01/2018 to 12/31/2018	$23.16062	$19.62816	1,029
01/01/2019 to 12/31/2019	$19.62816	$23.80706	2,102
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$10.58401	$12.23364	37,417
01/01/2011 to 12/31/2011	$12.23364	$12.13300	12,206
01/01/2012 to 12/31/2012	$12.13300	$13.78447	7,936
01/01/2013 to 12/31/2013	$13.78447	$18.09269	7,576
01/01/2014 to 12/31/2014	$18.09269	$20.69336	6,354
01/01/2015 to 12/31/2015	$20.69336	$21.73569	5,377
01/01/2016 to 12/31/2016	$21.73569	$22.36469	4,964
01/01/2017 to 12/31/2017	$22.36469	$28.50325	4,619
01/01/2018 to 12/31/2018	$28.50325	$27.33749	4,246
01/01/2019 to 12/31/2019	$27.33749	$36.53025	516
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$18.81865	$21.66296	66,859
01/01/2011 to 12/31/2011	$21.66296	$21.65215	38,693
01/01/2012 to 12/31/2012	$21.65215	$21.77706	38,369
01/01/2013 to 12/31/2013	$21.77706	$26.41137	26,670
01/01/2014 to 12/31/2014	$26.41137	$23.01107	12,130
01/01/2015 to 12/31/2015	$23.01107	$17.23559	4,966
01/01/2016 to 12/31/2016	$17.23559	$20.92357	2,010
01/01/2017 to 12/31/2017	$20.92357	$19.80488	1,681
01/01/2018 to 12/31/2018	$19.80488	$15.44198	1,272
01/01/2019 to 12/31/2019	$15.44198	$16.38010	1,144
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$8.74813	$8.59214	5,412
01/01/2011 to 12/31/2011	$8.59214	$9.75413	7,787
01/01/2012 to 12/31/2012	$9.75413	$10.66440	3,042
01/01/2013 to 12/31/2013	$10.66440	$13.72153	2,144
01/01/2014 to 12/31/2014	$13.72153	$16.00952	1,648
01/01/2015 to 12/31/2015	$16.00952	$16.34453	696
01/01/2016 to 12/31/2016	$16.34453	$15.38116	470
01/01/2017 to 12/31/2017	$15.38116	$16.59333	65
01/01/2018 to 12/31/2018	$16.59333	$15.21253	35
01/01/2019 to 12/31/2019	$15.21253	$16.95809	8
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$14.12626	$18.35572	125,495
01/01/2011 to 12/31/2011	$18.35572	$14.49555	69,676
01/01/2012 to 12/31/2012	$14.49555	$12.10744	63,838
01/01/2013 to 12/31/2013	$12.10744	$7.34393	39,940
01/01/2014 to 12/31/2014	$7.34393	$5.46516	17,612
01/01/2015 to 12/31/2015	$5.46516	$3.58700	11,948
01/01/2016 to 12/31/2016	$3.58700	$5.46380	18,455
01/01/2017 to 12/31/2017	$5.46380	$5.62313	15,046
01/01/2018 to 12/31/2018	$5.62313	$4.75564	13,968
01/01/2019 to 12/31/2019	$4.75564	$6.78621	12,570

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$9.95606	$12.13527	37,888
01/01/2011 to 12/31/2011	$12.13527	$12.42612	11,950
01/01/2012 to 12/31/2012	$12.42612	$14.23179	12,758
01/01/2013 to 12/31/2013	$14.23179	$13.92443	10,809
01/01/2014 to 12/31/2014	$13.92443	$17.01647	5,569
01/01/2015 to 12/31/2015	$17.01647	$16.68749	18,552
01/01/2016 to 12/31/2016	$16.68749	$17.24691	604
01/01/2017 to 12/31/2017	$17.24691	$18.21699	243
01/01/2018 to 12/31/2018	$18.21699	$16.79034	102
01/01/2019 to 12/31/2019	$16.79034	$20.80435	32
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$5.84612	$4.79867	209,469
01/01/2011 to 12/31/2011	$4.79867	$2.93171	80,708
01/01/2012 to 12/31/2012	$2.93171	$2.66681	83,113
01/01/2013 to 12/31/2013	$2.66681	$3.03633	49,382
01/01/2014 to 12/31/2014	$3.03633	$2.06993	33,234
01/01/2015 to 12/31/2015	$2.06993	$1.99117	25,837
01/01/2016 to 12/31/2016	$1.99117	$1.84597	22,492
01/01/2017 to 12/31/2017	$1.84597	$1.58977	20,740
01/01/2018 to 12/31/2018	$1.58977	$1.61843	25,329
01/01/2019 to 12/31/2019	$1.61843	$1.30652	9,022
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$5.68931	$4.38301	68,859
01/01/2011 to 12/31/2011	$4.38301	$3.83568	40,986
01/01/2012 to 12/31/2012	$3.83568	$3.04441	32,737
01/01/2013 to 12/31/2013	$3.04441	$2.10086	14,860
01/01/2014 to 12/31/2014	$2.10086	$1.65554	10,034
01/01/2015 to 12/31/2015	$1.65554	$1.40722	9,298
01/01/2016 to 12/31/2016	$1.40722	$1.23720	18,189
01/01/2017 to 12/31/2017	$1.23720	$0.90405	15,849
01/01/2018 to 12/31/2018	$0.90405	$0.85802	13,445
01/01/2019 to 12/31/2019	$0.85802	$0.60341	28,294
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$11.04130	$13.56950	74,041
01/01/2011 to 12/31/2011	$13.56950	$13.43463	18,342
01/01/2012 to 12/31/2012	$13.43463	$14.77091	15,957
01/01/2013 to 12/31/2013	$14.77091	$20.27570	80,138
01/01/2014 to 12/31/2014	$20.27570	$20.25017	8,019
01/01/2015 to 12/31/2015	$20.25017	$20.02666	19,353
01/01/2016 to 12/31/2016	$20.02666	$23.53859	12,631
01/01/2017 to 12/31/2017	$23.53859	$25.99466	7,044
01/01/2018 to 12/31/2018	$25.99466	$23.94601	2,907
01/01/2019 to 12/31/2019	$23.94601	$27.88198	2,264
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$10.57112	$12.61731	91,202
01/01/2011 to 12/31/2011	$12.61731	$11.82791	20,580
01/01/2012 to 12/31/2012	$11.82791	$13.42929	61,323
01/01/2013 to 12/31/2013	$13.42929	$18.07305	100,408
01/01/2014 to 12/31/2014	$18.07305	$18.69349	16,717
01/01/2015 to 12/31/2015	$18.69349	$16.76000	10,549
01/01/2016 to 12/31/2016	$16.76000	$21.09858	19,158
01/01/2017 to 12/31/2017	$21.09858	$22.62810	11,084
01/01/2018 to 12/31/2018	$22.62810	$18.97201	3,349
01/01/2019 to 12/31/2019	$18.97201	$22.72986	5,641

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$10.69907	$12.09905	41,695
01/01/2011 to 12/31/2011	$12.09905	$12.04831	8,234
01/01/2012 to 12/31/2012	$12.04831	$13.72191	59,339
01/01/2013 to 12/31/2013	$13.72191	$15.03201	3,968
01/01/2014 to 12/31/2014	$15.03201	$14.77685	3,685
01/01/2015 to 12/31/2015	$14.77685	$14.66425	1,050
01/01/2016 to 12/31/2016	$14.66425	$17.43979	725
01/01/2017 to 12/31/2017	$17.43979	$16.68638	826
01/01/2018 to 12/31/2018	$16.68638	$13.84533	189
01/01/2019 to 12/31/2019	$13.84533	$15.53260	206
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$11.14239	$11.99222	15,725
01/01/2011 to 12/31/2011	$11.99222	$16.82485	15,972
01/01/2012 to 12/31/2012	$16.82485	$16.60557	4,122
01/01/2013 to 12/31/2013	$16.60557	$13.12943	2,836
01/01/2014 to 12/31/2014	$13.12943	$17.50471	2,556
01/01/2015 to 12/31/2015	$17.50471	$16.14552	934
01/01/2016 to 12/31/2016	$16.14552	$15.73473	1,815
01/01/2017 to 12/31/2017	$15.73473	$16.84111	1,227
01/01/2018 to 12/31/2018	$16.84111	$15.56738	1,117
01/01/2019 to 12/31/2019	$15.56738	$17.98987	1,138
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$9.21434	$13.48171	90,655
01/01/2011 to 12/31/2011	$13.48171	$11.38001	14,829
01/01/2012 to 12/31/2012	$11.38001	$14.73756	10,051
01/01/2013 to 12/31/2013	$14.73756	$24.57884	8,327
01/01/2014 to 12/31/2014	$24.57884	$27.71196	3,825
01/01/2015 to 12/31/2015	$27.71196	$24.60992	1,531
01/01/2016 to 12/31/2016	$24.60992	$33.17858	1,461
01/01/2017 to 12/31/2017	$33.17858	$41.79463	1,009
01/01/2018 to 12/31/2018	$41.79463	$29.91292	1,121
01/01/2019 to 12/31/2019	$29.91292	$43.21343	925
ProFund VP Utilities
01/01/2010 to 12/31/2010	$13.37157	$13.84856	34,825
01/01/2011 to 12/31/2011	$13.84856	$15.90808	23,874
01/01/2012 to 12/31/2012	$15.90808	$15.57129	16,888
01/01/2013 to 12/31/2013	$15.57129	$17.24733	11,862
01/01/2014 to 12/31/2014	$17.24733	$21.22344	9,756
01/01/2015 to 12/31/2015	$21.22344	$19.41758	4,216
01/01/2016 to 12/31/2016	$19.41758	$21.84374	3,734
01/01/2017 to 12/31/2017	$21.84374	$23.62547	2,900
01/01/2018 to 12/31/2018	$23.62547	$23.75702	3,273
01/01/2019 to 12/31/2019	$23.75702	$28.53470	1,742
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$10.78241	$12.01642	9,331
01/01/2011 to 12/31/2011	$12.01642	$9.99439	9,860
01/01/2012 to 12/31/2012	$9.99439	$11.95721	21,897
01/01/2013 to 12/31/2013	$11.95721	$13.89363	27,627
01/01/2014 to 12/31/2014	$13.89363	$12.80478	20,250
01/01/2015 to 12/31/2015	$12.80478	$12.93807	19,140
01/01/2016 to 12/31/2016	$12.93807	$12.19461	14,846
01/01/2017 to 12/31/2017	$12.19461	$16.19050	12,735
01/01/2018 to 12/31/2018	$16.19050	$13.79670	11,293
01/01/2019 to 12/31/2019	$13.79670	$17.85358	8,550

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.68966	$14.09507	42,309
01/01/2011 to 12/31/2011	$14.09507	$12.01602	16,879
01/01/2012 to 12/31/2012	$12.01602	$13.35208	17,702
01/01/2013 to 12/31/2013	$13.35208	$15.65408	12,515
01/01/2014 to 12/31/2014	$15.65408	$14.49062	5,838
01/01/2015 to 12/31/2015	$14.49062	$14.48977	3,089
01/01/2016 to 12/31/2016	$14.48977	$14.62573	1,928
01/01/2017 to 12/31/2017	$14.62573	$17.85171	22,291
01/01/2018 to 12/31/2018	$17.85171	$14.50609	21,843
01/01/2019 to 12/31/2019	$14.50609	$16.37789	20,500
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.08671	$12.68514	26,995
01/01/2011 to 12/31/2011	$12.68514	$11.73598	37,288
01/01/2012 to 12/31/2012	$11.73598	$13.85251	17,376
01/01/2013 to 12/31/2013	$13.85251	$18.98660	12,261
01/01/2014 to 12/31/2014	$18.98660	$19.31802	13,143
01/01/2015 to 12/31/2015	$19.31802	$19.18944	7,981
01/01/2016 to 12/31/2016	$19.18944	$18.90272	2,727
01/01/2017 to 12/31/2017	$18.90272	$24.93750	3,841
01/01/2018 to 12/31/2018	$24.93750	$24.49971	2,311
01/01/2019 to 12/31/2019	$24.49971	$32.90408	1,857
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59310	$12.21387	10,504
01/01/2011 to 12/31/2011	$12.21387	$11.42106	8,312
01/01/2012 to 12/31/2012	$11.42106	$12.06906	5,649
01/01/2013 to 12/31/2013	$12.06906	$17.76211	1,815
01/01/2014 to 12/31/2014	$17.76211	$17.07165	566
01/01/2015 to 12/31/2015	$17.07165	$16.24776	1,073
01/01/2016 to 12/31/2016	$16.24776	$17.17022	686
01/01/2017 to 12/31/2017	$17.17022	$21.17240	3,295
01/01/2018 to 12/31/2018	$21.17240	$20.99834	2,959
01/01/2019 to 12/31/2019	$20.99834	$25.72119	2,693
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5, HAV & EBP or with any combo 5% or HDV & LT5 or GMWB, HDV and EPB OR HD GRO 60 bps and
Combo DB OR HD GRO 60 bps, EBP and HAV OR GRO Plus 2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP and HAV (2.35%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.28173	$13.95712	0
01/01/2011 to 12/31/2011	$13.95712	$14.00407	0
01/01/2012 to 12/31/2012	$14.00407	$15.60573	0
01/01/2013 to 12/31/2013	$15.60573	$16.76577	0
01/01/2014 to 12/31/2014	$16.76577	$16.75483	0
01/01/2015 to 12/31/2015	$16.75483	$16.38631	0
01/01/2016 to 12/31/2016	$16.38631	$17.44257	0
01/01/2017 to 12/31/2017	$17.44257	$17.85046	0
01/01/2018 to 12/31/2018	$17.85046	$17.32209	0
01/01/2019 to 12/31/2019	$17.32209	$19.01787	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.41886	$10.29804	1,672,915
01/01/2011 to 12/31/2011	$10.29804	$9.78901	1,419,829
01/01/2012 to 12/31/2012	$9.78901	$10.75983	1,363,156
01/01/2013 to 12/31/2013	$10.75983	$11.55498	1,135,421
01/01/2014 to 12/31/2014	$11.55498	$11.71425	408,224
01/01/2015 to 12/31/2015	$11.71425	$11.07078	161,748
01/01/2016 to 12/31/2016	$11.07078	$11.49612	133,802
01/01/2017 to 12/31/2017	$11.49612	$12.63965	126,722
01/01/2018 to 12/31/2018	$12.63965	$11.33690	92,418
01/01/2019 to 12/31/2019	$11.33690	$12.84789	76,825
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.57368	$10.63022	817,418
01/01/2011 to 12/31/2011	$10.63022	$10.39249	737,837
01/01/2012 to 12/31/2012	$10.39249	$11.53309	701,027
01/01/2013 to 12/31/2013	$11.53309	$13.12685	616,668
01/01/2014 to 12/31/2014	$13.12685	$13.60138	432,603
01/01/2015 to 12/31/2015	$13.60138	$13.38842	250,183
01/01/2016 to 12/31/2016	$13.38842	$14.00371	207,814
01/01/2017 to 12/31/2017	$14.00371	$15.99027	187,060
01/01/2018 to 12/31/2018	$15.99027	$14.69350	163,750
01/01/2019 to 12/31/2019	$14.69350	$17.48473	137,965
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.54938	$9.34352	306,375
01/01/2011 to 12/31/2011	$9.34352	$8.95854	274,553
01/01/2012 to 12/31/2012	$8.95854	$9.64716	276,996
01/01/2013 to 12/31/2013	$9.64716	$10.59235	258,233
01/01/2014 to 12/31/2014	$10.59235	$10.87506	142,075
01/01/2015 to 12/31/2015	$10.87506	$10.60182	106,904
01/01/2016 to 12/31/2016	$10.60182	$10.85170	81,035
01/01/2017 to 12/31/2017	$10.85170	$12.31764	77,107
01/01/2018 to 12/31/2018	$12.31764	$11.07617	56,004
01/01/2019 to 12/31/2019	$11.07617	$12.76795	42,751

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99805	$11.58083	0
01/01/2014 to 12/31/2014	$11.58083	$12.79787	0
01/01/2015 to 12/31/2015	$12.79787	$12.71299	0
01/01/2016 to 12/31/2016	$12.71299	$13.74369	2,408
01/01/2017 to 12/31/2017	$13.74369	$16.39265	2,745
01/01/2018 to 12/31/2018	$16.39265	$14.70339	0
01/01/2019 to 12/31/2019	$14.70339	$17.59973	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.65960	$10.59430	1,128,800
01/01/2011 to 12/31/2011	$10.59430	$10.21998	1,006,466
01/01/2012 to 12/31/2012	$10.21998	$11.22439	1,055,922
01/01/2013 to 12/31/2013	$11.22439	$12.89505	889,175
01/01/2014 to 12/31/2014	$12.89505	$13.41326	749,965
01/01/2015 to 12/31/2015	$13.41326	$13.16036	537,427
01/01/2016 to 12/31/2016	$13.16036	$13.66117	409,473
01/01/2017 to 12/31/2017	$13.66117	$15.32959	360,678
01/01/2018 to 12/31/2018	$15.32959	$14.22890	309,786
01/01/2019 to 12/31/2019	$14.22890	$16.59257	217,394
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99805	$9.12313	2,376
01/01/2012 to 12/31/2012	$9.12313	$9.96798	24,081
01/01/2013 to 12/31/2013	$9.96798	$10.79016	41,326
01/01/2014 to 12/31/2014	$10.79016	$11.05246	32,703
01/01/2015 to 12/31/2015	$11.05246	$10.46885	26,283
01/01/2016 to 12/31/2016	$10.46885	$10.93501	13,268
01/01/2017 to 12/31/2017	$10.93501	$12.02559	17,497
01/01/2018 to 12/31/2018	$12.02559	$11.12161	11,635
01/01/2019 to 12/31/2019	$11.12161	$12.77406	10,035
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.23384	$11.39751	231,038
01/01/2011 to 12/31/2011	$11.39751	$11.38040	206,551
01/01/2012 to 12/31/2012	$11.38040	$11.63436	204,144
01/01/2013 to 12/31/2013	$11.63436	$11.11391	41,672
01/01/2014 to 12/31/2014	$11.11391	$10.84232	20,374
01/01/2015 to 12/31/2015	$10.84232	$10.63863	711
01/01/2016 to 12/31/2016	$10.63863	$10.55941	3,670
01/01/2017 to 12/31/2017	$10.55941	$10.48754	2,708
01/01/2018 to 12/31/2018	$10.48754	$10.31617	134
01/01/2019 to 12/31/2019	$10.31617	$10.53913	166
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.73932	$12.34828	573,212
01/01/2011 to 12/31/2011	$12.34828	$12.44191	605,075
01/01/2012 to 12/31/2012	$12.44191	$13.28155	487,599
01/01/2013 to 12/31/2013	$13.28155	$12.73119	377,479
01/01/2014 to 12/31/2014	$12.73119	$12.95802	273,587
01/01/2015 to 12/31/2015	$12.95802	$12.38669	43,931
01/01/2016 to 12/31/2016	$12.38669	$12.60778	46,115
01/01/2017 to 12/31/2017	$12.60778	$12.84933	53,098
01/01/2018 to 12/31/2018	$12.84933	$12.46281	46,966
01/01/2019 to 12/31/2019	$12.46281	$13.29263	14,500

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.32378	$12.31403	40,947
01/01/2011 to 12/31/2011	$12.31403	$13.94590	4,588
01/01/2012 to 12/31/2012	$13.94590	$14.41559	85,728
01/01/2013 to 12/31/2013	$14.41559	$13.39681	47,954
01/01/2014 to 12/31/2014	$13.39681	$13.63980	21,818
01/01/2015 to 12/31/2015	$13.63980	$13.46189	25,474
01/01/2016 to 12/31/2016	$13.46189	$13.33642	26,848
01/01/2017 to 12/31/2017	$13.33642	$13.12271	26,013
01/01/2018 to 12/31/2018	$13.12271	$12.88513	322,500
01/01/2019 to 12/31/2019	$12.88513	$12.75847	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.73968	$9.54520	159,883
01/01/2011 to 12/31/2011	$9.54520	$11.06208	17,114
01/01/2012 to 12/31/2012	$11.06208	$11.48433	582
01/01/2013 to 12/31/2013	$11.48433	$10.48380	237,451
01/01/2014 to 12/31/2014	$10.48380	$10.86800	85,105
01/01/2015 to 12/31/2015	$10.86800	$10.77463	107,556
01/01/2016 to 12/31/2016	$10.77463	$10.72786	97,049
01/01/2017 to 12/31/2017	$10.72786	$10.56918	48,420
01/01/2018 to 12/31/2018	$10.56918	$10.34987	61,119
01/01/2019 to 12/31/2019	$10.34987	$10.46037	67,454
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99739	$10.94672	167,616
01/01/2011 to 12/31/2011	$10.94672	$12.86004	544,749
01/01/2012 to 12/31/2012	$12.86004	$13.41054	71,013
01/01/2013 to 12/31/2013	$13.41054	$12.17858	18,794
01/01/2014 to 12/31/2014	$12.17858	$12.80581	108,864
01/01/2015 to 12/31/2015	$12.80581	$12.72786	68,354
01/01/2016 to 12/31/2016	$12.72786	$12.68220	71,396
01/01/2017 to 12/31/2017	$12.68220	$12.58067	26,796
01/01/2018 to 12/31/2018	$12.58067	$12.29168	10,535
01/01/2019 to 12/31/2019	$12.29168	$12.61124	402
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99805	$11.95342	210,502
01/01/2012 to 12/31/2012	$11.95342	$12.35456	480,505
01/01/2013 to 12/31/2013	$12.35456	$10.88848	133,950
01/01/2014 to 12/31/2014	$10.88848	$11.73515	84,267
01/01/2015 to 12/31/2015	$11.73515	$11.69959	131,314
01/01/2016 to 12/31/2016	$11.69959	$11.63394	137,447
01/01/2017 to 12/31/2017	$11.63394	$11.53948	127,375
01/01/2018 to 12/31/2018	$11.53948	$11.25026	70,881
01/01/2019 to 12/31/2019	$11.25026	$11.63307	50,555
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99740	$10.34068	216,854
01/01/2013 to 12/31/2013	$10.34068	$9.06777	798,569
01/01/2014 to 12/31/2014	$9.06777	$9.97216	78,964
01/01/2015 to 12/31/2015	$9.97216	$10.00163	12,591
01/01/2016 to 12/31/2016	$10.00163	$9.95378	2,844
01/01/2017 to 12/31/2017	$9.95378	$9.88524	1,003
01/01/2018 to 12/31/2018	$9.88524	$9.62630	1,068
01/01/2019 to 12/31/2019	$9.62630	$10.01192	996

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99870	$8.70047	184,335
01/01/2014 to 12/31/2014	$8.70047	$9.73572	194,620
01/01/2015 to 12/31/2015	$9.73572	$9.77696	8,542
01/01/2016 to 12/31/2016	$9.77696	$9.72967	4,031
01/01/2017 to 12/31/2017	$9.72967	$9.66150	80,056
01/01/2018 to 12/31/2018	$9.66150	$9.37256	116,991
01/01/2019 to 12/31/2019	$9.37256	$9.88049	4,718
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99870	$11.23968	89,028
01/01/2015 to 12/31/2015	$11.23968	$11.19491	347,872
01/01/2016 to 12/31/2016	$11.19491	$11.20268	100,502
01/01/2017 to 12/31/2017	$11.20268	$11.14026	49,803
01/01/2018 to 12/31/2018	$11.14026	$10.79716	54,708
01/01/2019 to 12/31/2019	$10.79716	$11.46263	19,423
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99870	$9.88219	253,962
01/01/2016 to 12/31/2016	$9.88219	$9.85094	232,087
01/01/2017 to 12/31/2017	$9.85094	$9.85289	114,116
01/01/2018 to 12/31/2018	$9.85289	$9.52005	108,219
01/01/2019 to 12/31/2019	$9.52005	$10.22871	55,298
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99740	$9.82430	501,618
01/01/2017 to 12/31/2017	$9.82430	$9.85162	181,577
01/01/2018 to 12/31/2018	$9.85162	$9.49786	180,642
01/01/2019 to 12/31/2019	$9.49786	$10.26589	64,897
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99739	$9.98063	8,028
01/01/2018 to 12/31/2018	$9.98063	$9.54455	88,359
01/01/2019 to 12/31/2019	$9.54455	$10.40041	20,017
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99739	$9.60752	13,509
01/01/2019 to 12/31/2019	$9.60752	$10.53551	23,583
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99870	$11.17122	15,302
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.24870	$10.23946	3,318,055
01/01/2011 to 12/31/2011	$10.23946	$9.75652	2,982,427
01/01/2012 to 12/31/2012	$9.75652	$10.83425	2,718,892
01/01/2013 to 12/31/2013	$10.83425	$12.97920	2,420,551
01/01/2014 to 12/31/2014	$12.97920	$13.56077	1,561,942
01/01/2015 to 12/31/2015	$13.56077	$13.31271	815,628
01/01/2016 to 12/31/2016	$13.31271	$13.88935	666,581
01/01/2017 to 12/31/2017	$13.88935	$15.99036	636,106
01/01/2018 to 12/31/2018	$15.99036	$14.64173	480,534
01/01/2019 to 12/31/2019	$14.64173	$17.47865	373,343
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99805	$11.59214	0
01/01/2014 to 12/31/2014	$11.59214	$12.86032	0
01/01/2015 to 12/31/2015	$12.86032	$12.10961	0
01/01/2016 to 12/31/2016	$12.10961	$13.58705	12,366
01/01/2017 to 12/31/2017	$13.58705	$15.71061	10,110
01/01/2018 to 12/31/2018	$15.71061	$14.60844	893
01/01/2019 to 12/31/2019	$14.60844	$18.69194	858

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.03892	$9.43583	2,531
01/01/2011 to 12/31/2011	$9.43583	$8.75007	1,500
01/01/2012 to 12/31/2012	$8.75007	$10.83437	14,071
01/01/2013 to 12/31/2013	$10.83437	$11.03976	9,560
01/01/2014 to 12/31/2014	$11.03976	$12.28134	5,446
01/01/2015 to 12/31/2015	$12.28134	$11.98193	1,788
01/01/2016 to 12/31/2016	$11.98193	$11.80593	4,318
01/01/2017 to 12/31/2017	$11.80593	$12.78432	1,716
01/01/2018 to 12/31/2018	$12.78432	$11.89435	1,213
01/01/2019 to 12/31/2019	$11.89435	$14.53331	418
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.18788	$12.80305	53,001
01/01/2011 to 12/31/2011	$12.80305	$13.32661	32,781
01/01/2012 to 12/31/2012	$13.32661	$15.01023	30,956
01/01/2013 to 12/31/2013	$15.01023	$15.11680	3,890
01/01/2014 to 12/31/2014	$15.11680	$19.32507	7,735
01/01/2015 to 12/31/2015	$19.32507	$19.78515	4,877
01/01/2016 to 12/31/2016	$19.78515	$20.25180	2,683
01/01/2017 to 12/31/2017	$20.25180	$21.01243	1,737
01/01/2018 to 12/31/2018	$21.01243	$19.54042	413
01/01/2019 to 12/31/2019	$19.54042	$25.03794	794
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.62812	$9.63569	1,031,352
01/01/2011 to 12/31/2011	$9.63569	$9.26809	842,510
01/01/2012 to 12/31/2012	$9.26809	$10.01236	763,813
01/01/2013 to 12/31/2013	$10.01236	$11.22029	670,525
01/01/2014 to 12/31/2014	$11.22029	$11.30190	437,333
01/01/2015 to 12/31/2015	$11.30190	$11.14570	252,307
01/01/2016 to 12/31/2016	$11.14570	$11.34729	188,753
01/01/2017 to 12/31/2017	$11.34729	$12.90668	173,291
01/01/2018 to 12/31/2018	$12.90668	$11.62570	150,429
01/01/2019 to 12/31/2019	$11.62570	$13.62305	127,949
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.06107	$9.87441	234,528
01/01/2011 to 12/31/2011	$9.87441	$9.59387	213,063
01/01/2012 to 12/31/2012	$9.59387	$10.31697	201,141
01/01/2013 to 12/31/2013	$10.31697	$11.06399	182,302
01/01/2014 to 12/31/2014	$11.06399	$11.24059	181,595
01/01/2015 to 12/31/2015	$11.24059	$10.87660	165,068
01/01/2016 to 12/31/2016	$10.87660	$11.17986	133,060
01/01/2017 to 12/31/2017	$11.17986	$12.25893	120,095
01/01/2018 to 12/31/2018	$12.25893	$11.12451	93,529
01/01/2019 to 12/31/2019	$11.12451	$12.60358	83,752
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.87659	$12.22633	24,445
01/01/2011 to 12/31/2011	$12.22633	$12.09492	13,508
01/01/2012 to 12/31/2012	$12.09492	$13.66332	20,297
01/01/2013 to 12/31/2013	$13.66332	$18.52096	7,866
01/01/2014 to 12/31/2014	$18.52096	$19.38761	13,843
01/01/2015 to 12/31/2015	$19.38761	$17.89185	2,037
01/01/2016 to 12/31/2016	$17.89185	$21.72038	2,572
01/01/2017 to 12/31/2017	$21.72038	$23.79661	3,798
01/01/2018 to 12/31/2018	$23.79661	$19.96632	1,283
01/01/2019 to 12/31/2019	$19.96632	$23.91064	1,687

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.29310	$10.05370	118,303
01/01/2011 to 12/31/2011	$10.05370	$9.81991	123,498
01/01/2012 to 12/31/2012	$9.81991	$9.58930	108,113
01/01/2013 to 12/31/2013	$9.58930	$9.36410	92,874
01/01/2014 to 12/31/2014	$9.36410	$9.14393	83,716
01/01/2015 to 12/31/2015	$9.14393	$8.92917	71,860
01/01/2016 to 12/31/2016	$8.92917	$8.71982	63,982
01/01/2017 to 12/31/2017	$8.71982	$8.54443	40,139
01/01/2018 to 12/31/2018	$8.54443	$8.45101	73,151
01/01/2019 to 12/31/2019	$8.45101	$8.39196	68,390
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.16979	$11.27145	20,234
01/01/2011 to 12/31/2011	$11.27145	$11.35633	26,419
01/01/2012 to 12/31/2012	$11.35633	$12.62760	29,292
01/01/2013 to 12/31/2013	$12.62760	$13.21629	7,291
01/01/2014 to 12/31/2014	$13.21629	$13.23586	1,131
01/01/2015 to 12/31/2015	$13.23586	$12.46426	413
01/01/2016 to 12/31/2016	$12.46426	$14.04606	202
01/01/2017 to 12/31/2017	$14.04606	$14.74164	322
01/01/2018 to 12/31/2018	$14.74164	$14.10744	49
01/01/2019 to 12/31/2019	$14.10744	$15.88363	221
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.66217	$8.46683	236,519
01/01/2011 to 12/31/2011	$8.46683	$7.92228	185,189
01/01/2012 to 12/31/2012	$7.92228	$9.04219	184,775
01/01/2013 to 12/31/2013	$9.04219	$12.34949	180,707
01/01/2014 to 12/31/2014	$12.34949	$13.71704	101,622
01/01/2015 to 12/31/2015	$13.71704	$12.34509	14,650
01/01/2016 to 12/31/2016	$12.34509	$14.45317	17,791
01/01/2017 to 12/31/2017	$14.45317	$16.82342	15,577
01/01/2018 to 12/31/2018	$16.82342	$14.10117	8,884
01/01/2019 to 12/31/2019	$14.10117	$17.83520	6,305
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$9.89202	$11.06016	357,084
01/01/2011 to 12/31/2011	$11.06016	$9.40467	301,408
01/01/2012 to 12/31/2012	$9.40467	$11.05365	286,029
01/01/2013 to 12/31/2013	$11.05365	$12.85094	100,820
01/01/2014 to 12/31/2014	$12.85094	$11.85565	62,558
01/01/2015 to 12/31/2015	$11.85565	$11.94146	9,574
01/01/2016 to 12/31/2016	$11.94146	$11.22087	8,339
01/01/2017 to 12/31/2017	$11.22087	$14.84003	9,042
01/01/2018 to 12/31/2018	$14.84003	$12.55768	9,110
01/01/2019 to 12/31/2019	$12.55768	$16.20038	6,086
AST International Value Portfolio
01/01/2010 to 12/31/2010	$10.61768	$11.51745	105,211
01/01/2011 to 12/31/2011	$11.51745	$9.83558	92,403
01/01/2012 to 12/31/2012	$9.83558	$11.20583	102,146
01/01/2013 to 12/31/2013	$11.20583	$13.07285	82,513
01/01/2014 to 12/31/2014	$13.07285	$11.90988	33,812
01/01/2015 to 12/31/2015	$11.90988	$11.72498	9,535
01/01/2016 to 12/31/2016	$11.72498	$11.51663	8,298
01/01/2017 to 12/31/2017	$11.51663	$13.81250	9,414
01/01/2018 to 12/31/2018	$13.81250	$11.30985	9,463
01/01/2019 to 12/31/2019	$11.30985	$13.25543	6,153

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.84619	$12.81855	0
01/01/2011 to 12/31/2011	$12.81855	$14.07577	0
01/01/2012 to 12/31/2012	$14.07577	$15.03673	0
01/01/2013 to 12/31/2013	$15.03673	$14.21611	0
01/01/2014 to 12/31/2014	$14.21611	$14.81629	0
01/01/2015 to 12/31/2015	$14.81629	$14.63790	0
01/01/2016 to 12/31/2016	$14.63790	$14.89578	0
01/01/2017 to 12/31/2017	$14.89578	$15.17393	0
01/01/2018 to 12/31/2018	$15.17393	$14.77591	0
01/01/2019 to 12/31/2019	$14.77591	$16.04915	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.52062	$9.47005	215,186
01/01/2011 to 12/31/2011	$9.47005	$9.19521	216,936
01/01/2012 to 12/31/2012	$9.19521	$10.19846	224,328
01/01/2013 to 12/31/2013	$10.19846	$11.58037	194,851
01/01/2014 to 12/31/2014	$11.58037	$12.02791	161,299
01/01/2015 to 12/31/2015	$12.02791	$11.62221	123,280
01/01/2016 to 12/31/2016	$11.62221	$11.94183	73,771
01/01/2017 to 12/31/2017	$11.94183	$13.63936	64,176
01/01/2018 to 12/31/2018	$13.63936	$12.33523	47,309
01/01/2019 to 12/31/2019	$12.33523	$14.38592	43,313
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.30640	$10.78595	47,801
01/01/2011 to 12/31/2011	$10.78595	$9.56901	37,010
01/01/2012 to 12/31/2012	$9.56901	$11.39099	37,421
01/01/2013 to 12/31/2013	$11.39099	$12.83196	11,747
01/01/2014 to 12/31/2014	$12.83196	$11.73282	6,209
01/01/2015 to 12/31/2015	$11.73282	$11.13680	12,063
01/01/2016 to 12/31/2016	$11.13680	$11.08575	567
01/01/2017 to 12/31/2017	$11.08575	$14.03388	654
01/01/2018 to 12/31/2018	$14.03388	$11.30856	253
01/01/2019 to 12/31/2019	$11.30856	$14.04906	264
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.93557	$11.46015	472,961
01/01/2011 to 12/31/2011	$11.46015	$11.21740	404,110
01/01/2012 to 12/31/2012	$11.21740	$12.12751	384,224
01/01/2013 to 12/31/2013	$12.12751	$13.14909	354,047
01/01/2014 to 12/31/2014	$13.14909	$13.53976	300,510
01/01/2015 to 12/31/2015	$13.53976	$13.19755	181,523
01/01/2016 to 12/31/2016	$13.19755	$13.38285	159,735
01/01/2017 to 12/31/2017	$13.38285	$14.65611	148,154
01/01/2018 to 12/31/2018	$14.65611	$13.57626	126,964
01/01/2019 to 12/31/2019	$13.57626	$15.19394	116,232
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28096	$11.17560	0
01/01/2011 to 12/31/2011	$11.17560	$10.98569	0
01/01/2012 to 12/31/2012	$10.98569	$12.35634	0
01/01/2013 to 12/31/2013	$12.35634	$16.46954	0
01/01/2014 to 12/31/2014	$16.46954	$17.61104	0
01/01/2015 to 12/31/2015	$17.61104	$19.02608	0
01/01/2016 to 12/31/2016	$19.02608	$18.30785	0
01/01/2017 to 12/31/2017	$18.30785	$24.28488	0
01/01/2018 to 12/31/2018	$24.28488	$23.32896	0
01/01/2019 to 12/31/2019	$23.32896	$30.20795	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.88112	$10.38556	655,807
01/01/2011 to 12/31/2011	$10.38556	$10.04913	540,071
01/01/2012 to 12/31/2012	$10.04913	$11.01626	509,444
01/01/2013 to 12/31/2013	$11.01626	$14.69608	175,305
01/01/2014 to 12/31/2014	$14.69608	$15.87047	78,691
01/01/2015 to 12/31/2015	$15.87047	$17.05847	23,151
01/01/2016 to 12/31/2016	$17.05847	$17.58744	25,050
01/01/2017 to 12/31/2017	$17.58744	$22.84151	21,983
01/01/2018 to 12/31/2018	$22.84151	$21.70232	14,447
01/01/2019 to 12/31/2019	$21.70232	$27.89564	11,351
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.17887	$12.23142	28,879
01/01/2011 to 12/31/2011	$12.23142	$11.57025	12,176
01/01/2012 to 12/31/2012	$11.57025	$13.90545	15,767
01/01/2013 to 12/31/2013	$13.90545	$17.33108	10,666
01/01/2014 to 12/31/2014	$17.33108	$17.53829	6,050
01/01/2015 to 12/31/2015	$17.53829	$16.87519	7,274
01/01/2016 to 12/31/2016	$16.87519	$17.65147	6,234
01/01/2017 to 12/31/2017	$17.65147	$21.34733	4,703
01/01/2018 to 12/31/2018	$21.34733	$18.85172	729
01/01/2019 to 12/31/2019	$18.85172	$23.92351	808
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99805	$10.27384	112,750
01/01/2013 to 12/31/2013	$10.27384	$11.93003	95,694
01/01/2014 to 12/31/2014	$11.93003	$12.24836	43,892
01/01/2015 to 12/31/2015	$12.24836	$11.81199	21,135
01/01/2016 to 12/31/2016	$11.81199	$12.03362	22,037
01/01/2017 to 12/31/2017	$12.03362	$13.68971	22,551
01/01/2018 to 12/31/2018	$13.68971	$12.26007	22,302
01/01/2019 to 12/31/2019	$12.26007	$14.69721	11,399
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.71911	$10.70426	86,969
01/01/2011 to 12/31/2011	$10.70426	$10.39107	111,179
01/01/2012 to 12/31/2012	$10.39107	$11.88008	162,103
01/01/2013 to 12/31/2013	$11.88008	$15.85930	78,589
01/01/2014 to 12/31/2014	$15.85930	$16.83553	51,186
01/01/2015 to 12/31/2015	$16.83553	$17.62836	23,144
01/01/2016 to 12/31/2016	$17.62836	$17.54417	13,155
01/01/2017 to 12/31/2017	$17.54417	$22.39432	16,446
01/01/2018 to 12/31/2018	$22.39432	$22.33522	15,125
01/01/2019 to 12/31/2019	$22.33522	$30.05033	5,084
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99805	$10.16978	0
01/01/2013 to 12/31/2013	$10.16978	$13.35750	210
01/01/2014 to 12/31/2014	$13.35750	$14.37634	196
01/01/2015 to 12/31/2015	$14.37634	$13.93693	12,406
01/01/2016 to 12/31/2016	$13.93693	$15.44031	5,591
01/01/2017 to 12/31/2017	$15.44031	$17.69317	2,488
01/01/2018 to 12/31/2018	$17.69317	$15.52153	150
01/01/2019 to 12/31/2019	$15.52153	$19.60491	285

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.27939	$13.19808	73,569
01/01/2011 to 12/31/2011	$13.19808	$12.50468	89,324
01/01/2012 to 12/31/2012	$12.50468	$14.60542	110,449
01/01/2013 to 12/31/2013	$14.60542	$18.85354	34,210
01/01/2014 to 12/31/2014	$18.85354	$20.53268	11,987
01/01/2015 to 12/31/2015	$20.53268	$18.91017	19,651
01/01/2016 to 12/31/2016	$18.91017	$18.77042	11,083
01/01/2017 to 12/31/2017	$18.77042	$23.29653	14,707
01/01/2018 to 12/31/2018	$23.29653	$21.75676	5,799
01/01/2019 to 12/31/2019	$21.75676	$27.65228	4,606
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.12858	$11.00334	113,459
01/01/2011 to 12/31/2011	$11.00334	$10.47824	78,585
01/01/2012 to 12/31/2012	$10.47824	$11.98415	79,911
01/01/2013 to 12/31/2013	$11.98415	$16.61868	22,418
01/01/2014 to 12/31/2014	$16.61868	$18.54070	14,761
01/01/2015 to 12/31/2015	$18.54070	$17.08431	3,350
01/01/2016 to 12/31/2016	$17.08431	$19.72528	2,996
01/01/2017 to 12/31/2017	$19.72528	$21.91928	4,696
01/01/2018 to 12/31/2018	$21.91928	$17.88209	2,394
01/01/2019 to 12/31/2019	$17.88209	$21.13154	1,481
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.03383	$10.78624	7,064
01/01/2011 to 12/31/2011	$10.78624	$8.39777	8,761
01/01/2012 to 12/31/2012	$8.39777	$9.67039	17,973
01/01/2013 to 12/31/2013	$9.67039	$9.46420	11,013
01/01/2014 to 12/31/2014	$9.46420	$8.80891	5,595
01/01/2015 to 12/31/2015	$8.80891	$7.16299	2,809
01/01/2016 to 12/31/2016	$7.16299	$7.85979	5,854
01/01/2017 to 12/31/2017	$7.85979	$9.70028	3,286
01/01/2018 to 12/31/2018	$9.70028	$8.14062	1,204
01/01/2019 to 12/31/2019	$8.14062	$9.01049	175
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.34662	$11.17164	1,322,949
01/01/2011 to 12/31/2011	$11.17164	$11.01826	1,558,108
01/01/2012 to 12/31/2012	$11.01826	$11.87506	1,408,706
01/01/2013 to 12/31/2013	$11.87506	$12.66430	907,739
01/01/2014 to 12/31/2014	$12.66430	$13.08096	635,823
01/01/2015 to 12/31/2015	$13.08096	$12.79188	411,128
01/01/2016 to 12/31/2016	$12.79188	$13.18220	343,713
01/01/2017 to 12/31/2017	$13.18220	$14.17732	366,417
01/01/2018 to 12/31/2018	$14.17732	$13.44922	326,301
01/01/2019 to 12/31/2019	$13.44922	$15.06900	278,666
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01797	$10.05822	0
01/01/2012 to 12/31/2012	$10.05822	$10.51980	222
01/01/2013 to 12/31/2013	$10.51980	$10.03496	798
01/01/2014 to 12/31/2014	$10.03496	$10.39310	425
01/01/2015 to 12/31/2015	$10.39310	$10.12167	827
01/01/2016 to 12/31/2016	$10.12167	$10.30037	432
01/01/2017 to 12/31/2017	$10.30037	$10.62931	503
01/01/2018 to 12/31/2018	$10.62931	$10.29382	264
01/01/2019 to 12/31/2019	$10.29382	$11.03254	551

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.07541	$9.38560	1,077,393
01/01/2011 to 12/31/2011	$9.38560	$8.59580	993,440
01/01/2012 to 12/31/2012	$8.59580	$9.47795	850,684
01/01/2013 to 12/31/2013	$9.47795	$10.83096	651,254
01/01/2014 to 12/31/2014	$10.83096	$11.54924	500,107
01/01/2015 to 12/31/2015	$11.54924	$11.20877	460,318
01/01/2016 to 12/31/2016	$11.20877	$12.05088	342,351
01/01/2017 to 12/31/2017	$12.05088	$13.66278	400,567
01/01/2018 to 12/31/2018	$13.66278	$12.32667	305,976
01/01/2019 to 12/31/2019	$12.32667	$14.34554	249,435
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99805	$11.62015	0
01/01/2014 to 12/31/2014	$11.62015	$13.07658	0
01/01/2015 to 12/31/2015	$13.07658	$12.96633	0
01/01/2016 to 12/31/2016	$12.96633	$14.03688	0
01/01/2017 to 12/31/2017	$14.03688	$16.64313	0
01/01/2018 to 12/31/2018	$16.64313	$15.08769	0
01/01/2019 to 12/31/2019	$15.08769	$18.44435	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$8.06650	$9.06258	987
01/01/2011 to 12/31/2011	$9.06258	$9.15589	1,125
01/01/2012 to 12/31/2012	$9.15589	$10.62163	5,110
01/01/2013 to 12/31/2013	$10.62163	$13.73548	5,631
01/01/2014 to 12/31/2014	$13.73548	$15.72152	3,673
01/01/2015 to 12/31/2015	$15.72152	$15.82485	1,428
01/01/2016 to 12/31/2016	$15.82485	$17.74813	720
01/01/2017 to 12/31/2017	$17.74813	$21.18887	1,061
01/01/2018 to 12/31/2018	$21.18887	$18.98821	410
01/01/2019 to 12/31/2019	$18.98821	$23.07848	754
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99805	$8.85728	315
01/01/2012 to 12/31/2012	$8.85728	$9.78676	1,820
01/01/2013 to 12/31/2013	$9.78676	$11.69734	6,728
01/01/2014 to 12/31/2014	$11.69734	$12.16502	4,983
01/01/2015 to 12/31/2015	$12.16502	$11.89708	310
01/01/2016 to 12/31/2016	$11.89708	$12.35269	5,649
01/01/2017 to 12/31/2017	$12.35269	$14.25758	5,049
01/01/2018 to 12/31/2018	$14.25758	$13.01190	4,714
01/01/2019 to 12/31/2019	$13.01190	$15.40044	4,379
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.22414	$11.93909	163,532
01/01/2011 to 12/31/2011	$11.93909	$10.13023	139,273
01/01/2012 to 12/31/2012	$10.13023	$11.87750	141,403
01/01/2013 to 12/31/2013	$11.87750	$16.33210	57,536
01/01/2014 to 12/31/2014	$16.33210	$16.73629	31,781
01/01/2015 to 12/31/2015	$16.73629	$16.56107	8,640
01/01/2016 to 12/31/2016	$16.56107	$17.41795	10,976
01/01/2017 to 12/31/2017	$17.41795	$21.71988	9,135
01/01/2018 to 12/31/2018	$21.71988	$18.90691	6,015
01/01/2019 to 12/31/2019	$18.90691	$25.19835	3,921

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.90130	$13.18991	74,209
01/01/2011 to 12/31/2011	$13.18991	$12.75426	34,677
01/01/2012 to 12/31/2012	$12.75426	$13.97052	27,900
01/01/2013 to 12/31/2013	$13.97052	$18.44084	34,557
01/01/2014 to 12/31/2014	$18.44084	$18.69519	19,151
01/01/2015 to 12/31/2015	$18.69519	$18.39928	8,846
01/01/2016 to 12/31/2016	$18.39928	$20.13778	4,451
01/01/2017 to 12/31/2017	$20.13778	$24.36913	6,928
01/01/2018 to 12/31/2018	$24.36913	$21.79356	6,147
01/01/2019 to 12/31/2019	$21.79356	$27.69143	1,213
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.73231	$11.97427	205,882
01/01/2011 to 12/31/2011	$11.97427	$10.99443	170,842
01/01/2012 to 12/31/2012	$10.99443	$12.68539	158,555
01/01/2013 to 12/31/2013	$12.68539	$17.02057	65,430
01/01/2014 to 12/31/2014	$17.02057	$17.49620	46,586
01/01/2015 to 12/31/2015	$17.49620	$16.34869	13,025
01/01/2016 to 12/31/2016	$16.34869	$20.62803	8,244
01/01/2017 to 12/31/2017	$20.62803	$21.62452	6,567
01/01/2018 to 12/31/2018	$21.62452	$17.50814	5,024
01/01/2019 to 12/31/2019	$17.50814	$20.85453	3,151
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.29115	$11.20860	620,443
01/01/2011 to 12/31/2011	$11.20860	$11.16277	591,181
01/01/2012 to 12/31/2012	$11.16277	$12.37115	623,742
01/01/2013 to 12/31/2013	$12.37115	$14.11397	574,473
01/01/2014 to 12/31/2014	$14.11397	$14.59269	429,986
01/01/2015 to 12/31/2015	$14.59269	$14.25576	317,702
01/01/2016 to 12/31/2016	$14.25576	$14.97173	233,308
01/01/2017 to 12/31/2017	$14.97173	$16.87347	210,508
01/01/2018 to 12/31/2018	$16.87347	$15.59716	170,773
01/01/2019 to 12/31/2019	$15.59716	$18.40546	134,276
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.41785	$12.91253	288,916
01/01/2011 to 12/31/2011	$12.91253	$12.39578	221,048
01/01/2012 to 12/31/2012	$12.39578	$14.23224	195,144
01/01/2013 to 12/31/2013	$14.23224	$20.01674	179,710
01/01/2014 to 12/31/2014	$20.01674	$21.17760	77,982
01/01/2015 to 12/31/2015	$21.17760	$22.66184	34,686
01/01/2016 to 12/31/2016	$22.66184	$22.72778	16,424
01/01/2017 to 12/31/2017	$22.72778	$30.60425	13,712
01/01/2018 to 12/31/2018	$30.60425	$31.03649	9,474
01/01/2019 to 12/31/2019	$31.03649	$38.86300	6,667
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.84371	$9.71052	68,766
01/01/2011 to 12/31/2011	$9.71052	$9.43593	57,567
01/01/2012 to 12/31/2012	$9.43593	$10.44867	66,361
01/01/2013 to 12/31/2013	$10.44867	$13.73648	39,489
01/01/2014 to 12/31/2014	$13.73648	$13.62273	17,120
01/01/2015 to 12/31/2015	$13.62273	$12.49597	9,152
01/01/2016 to 12/31/2016	$12.49597	$12.95087	8,609
01/01/2017 to 12/31/2017	$12.95087	$14.74088	9,628
01/01/2018 to 12/31/2018	$14.74088	$12.99493	9,242
01/01/2019 to 12/31/2019	$12.99493	$15.98509	27,508

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$12.90138	$15.17526	29,553
01/01/2011 to 12/31/2011	$15.17526	$12.60833	38,502
01/01/2012 to 12/31/2012	$12.60833	$12.75678	32,735
01/01/2013 to 12/31/2013	$12.75678	$14.37307	22,611
01/01/2014 to 12/31/2014	$14.37307	$12.86166	13,759
01/01/2015 to 12/31/2015	$12.86166	$10.14121	6,869
01/01/2016 to 12/31/2016	$10.14121	$12.34118	14,066
01/01/2017 to 12/31/2017	$12.34118	$13.29408	6,074
01/01/2018 to 12/31/2018	$13.29408	$10.81821	3,919
01/01/2019 to 12/31/2019	$10.81821	$12.34582	1,537
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.88572	$11.24043	105,948
01/01/2011 to 12/31/2011	$11.24043	$11.42946	84,604
01/01/2012 to 12/31/2012	$11.42946	$11.74362	89,486
01/01/2013 to 12/31/2013	$11.74362	$11.03718	4,955
01/01/2014 to 12/31/2014	$11.03718	$10.83786	3,898
01/01/2015 to 12/31/2015	$10.83786	$10.09437	1,830
01/01/2016 to 12/31/2016	$10.09437	$10.28725	1,789
01/01/2017 to 12/31/2017	$10.28725	$10.25119	1,216
01/01/2018 to 12/31/2018	$10.25119	$10.20902	238
01/01/2019 to 12/31/2019	$10.20902	$10.12906	125
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.43897	$11.39339	27,296
01/01/2011 to 12/31/2011	$11.39339	$10.74204	31,753
01/01/2012 to 12/31/2012	$10.74204	$12.42041	47,715
01/01/2013 to 12/31/2013	$12.42041	$16.06015	45,268
01/01/2014 to 12/31/2014	$16.06015	$18.03039	25,824
01/01/2015 to 12/31/2015	$18.03039	$16.44307	1,957
01/01/2016 to 12/31/2016	$16.44307	$18.30497	1,588
01/01/2017 to 12/31/2017	$18.30497	$21.18852	1,775
01/01/2018 to 12/31/2018	$21.18852	$17.26889	1,407
01/01/2019 to 12/31/2019	$17.26889	$20.09156	1,449
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.52826	$9.54688	27,054
01/01/2011 to 12/31/2011	$9.54688	$9.00075	29,124
01/01/2012 to 12/31/2012	$9.00075	$9.75627	115,004
01/01/2013 to 12/31/2013	$9.75627	$11.48031	145,122
01/01/2014 to 12/31/2014	$11.48031	$11.82748	115,592
01/01/2015 to 12/31/2015	$11.82748	$11.47642	93,979
01/01/2016 to 12/31/2016	$11.47642	$11.93858	64,586
01/01/2017 to 12/31/2017	$11.93858	$13.24364	72,152
01/01/2018 to 12/31/2018	$13.24364	$12.28455	49,219
01/01/2019 to 12/31/2019	$12.28455	$14.46151	30,204
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.06033	$10.58998	134,991
01/01/2011 to 12/31/2011	$10.58998	$10.96466	101,814
01/01/2012 to 12/31/2012	$10.96466	$11.54738	106,538
01/01/2013 to 12/31/2013	$11.54738	$11.10772	106,173
01/01/2014 to 12/31/2014	$11.10772	$11.62736	145,274
01/01/2015 to 12/31/2015	$11.62736	$11.49459	96,684
01/01/2016 to 12/31/2016	$11.49459	$11.80314	54,185
01/01/2017 to 12/31/2017	$11.80314	$12.25357	61,065
01/01/2018 to 12/31/2018	$12.25357	$11.69319	50,709
01/01/2019 to 12/31/2019	$11.69319	$12.82295	43,773

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99278	$9.07788	2,023
01/01/2012 to 12/31/2012	$9.07788	$10.52388	1,016
01/01/2013 to 12/31/2013	$10.52388	$13.46605	503
01/01/2014 to 12/31/2014	$13.46605	$14.83648	791
01/01/2015 to 12/31/2015	$14.83648	$14.78722	401
01/01/2016 to 12/31/2016	$14.78722	$16.57979	268
01/01/2017 to 12/31/2017	$16.57979	$17.57956	239
01/01/2018 to 12/31/2018	$17.57956	$15.86403	3
01/01/2019 to 12/31/2019	$15.86403	$19.37828	7
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$10.82903	$11.13439	1,167
01/01/2011 to 12/31/2011	$11.13439	$11.30275	897
01/01/2012 to 12/31/2012	$11.30275	$13.34317	944
01/01/2013 to 12/31/2013	$13.34317	$18.31241	263
01/01/2014 to 12/31/2014	$18.31241	$21.39957	465
01/01/2015 to 12/31/2015	$21.39957	$21.55767	239
01/01/2016 to 12/31/2016	$21.55767	$18.63951	131
01/01/2017 to 12/31/2017	$18.63951	$21.08361	2,580
01/01/2018 to 12/31/2018	$21.08361	$20.77138	2
01/01/2019 to 12/31/2019	$20.77138	$26.87630	11
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04973	$9.71859	470
01/01/2013 to 12/31/2013	$9.71859	$13.00315	265
01/01/2014 to 12/31/2014	$13.00315	$13.71800	0
01/01/2015 to 12/31/2015	$13.71800	$13.55722	0
01/01/2016 to 12/31/2016	$13.55722	$13.33952	0
01/01/2017 to 12/31/2017	$13.33952	$15.95697	0
01/01/2018 to 12/31/2018	$15.95697	$14.70989	0
01/01/2019 to 12/31/2019	$14.70989	$19.29703	0
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$10.07227	$11.93129	0
01/01/2011 to 12/31/2011	$11.93129	$11.06248	0
01/01/2012 to 12/31/2012	$11.06248	$12.02033	0
01/01/2013 to 12/31/2013	$12.02033	$14.68934	0
01/01/2014 to 12/31/2014	$14.68934	$15.92939	0
01/01/2015 to 12/31/2015	$15.92939	$16.61505	0
01/01/2016 to 12/31/2016	$16.61505	$16.10294	0
01/01/2017 to 12/31/2017	$16.10294	$21.25071	0
01/01/2018 to 12/31/2018	$21.25071	$20.65413	0
01/01/2019 to 12/31/2019	$20.65413	$27.40538	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12627	$9.70145	1,445
01/01/2017 to 12/31/2017	$9.70145	$13.36771	1,898
01/01/2018 to 12/31/2018	$13.36771	$10.74028	829
01/01/2019 to 12/31/2019	$10.74028	$12.85628	1,421

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$15.82838	$17.60632	0
01/01/2011 to 12/31/2011	$17.60632	$12.55149	0
01/01/2012 to 12/31/2012	$12.55149	$14.15270	0
01/01/2013 to 12/31/2013	$14.15270	$15.88942	0
01/01/2014 to 12/31/2014	$15.88942	$15.27265	0
01/01/2015 to 12/31/2015	$15.27265	$13.51464	0
01/01/2016 to 12/31/2016	$13.51464	$13.28244	0
01/01/2017 to 12/31/2017	$13.28244	$17.23598	0
01/01/2018 to 12/31/2018	$17.23598	$13.69913	0
01/01/2019 to 12/31/2019	$13.69913	$16.89614	0
ProFund VP Banks
01/01/2010 to 12/31/2010	$3.93831	$4.16634	0
01/01/2011 to 12/31/2011	$4.16634	$2.98010	0
01/01/2012 to 12/31/2012	$2.98010	$3.88193	0
01/01/2013 to 12/31/2013	$3.88193	$5.05902	0
01/01/2014 to 12/31/2014	$5.05902	$5.45278	0
01/01/2015 to 12/31/2015	$5.45278	$5.30160	0
01/01/2016 to 12/31/2016	$5.30160	$6.37996	0
01/01/2017 to 12/31/2017	$6.37996	$7.34692	0
01/01/2018 to 12/31/2018	$7.34692	$5.88947	0
01/01/2019 to 12/31/2019	$5.88947	$7.84615	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$10.31308	$13.06156	0
01/01/2011 to 12/31/2011	$13.06156	$10.69486	0
01/01/2012 to 12/31/2012	$10.69486	$11.32913	0
01/01/2013 to 12/31/2013	$11.32913	$13.10204	0
01/01/2014 to 12/31/2014	$13.10204	$13.00983	0
01/01/2015 to 12/31/2015	$13.00983	$10.93519	0
01/01/2016 to 12/31/2016	$10.93519	$12.65351	0
01/01/2017 to 12/31/2017	$12.65351	$15.19383	0
01/01/2018 to 12/31/2018	$15.19383	$12.21504	0
01/01/2019 to 12/31/2019	$12.21504	$14.04137	0
ProFund VP Bear
01/01/2010 to 12/31/2010	$8.19102	$6.57480	0
01/01/2011 to 12/31/2011	$6.57480	$5.85024	0
01/01/2012 to 12/31/2012	$5.85024	$4.76429	0
01/01/2013 to 12/31/2013	$4.76429	$3.41703	0
01/01/2014 to 12/31/2014	$3.41703	$2.86123	0
01/01/2015 to 12/31/2015	$2.86123	$2.65646	0
01/01/2016 to 12/31/2016	$2.65646	$2.25561	0
01/01/2017 to 12/31/2017	$2.25561	$1.80691	0
01/01/2018 to 12/31/2018	$1.80691	$1.83582	0
01/01/2019 to 12/31/2019	$1.83582	$1.38131	0
ProFund VP Biotechnology
01/01/2010 to 12/31/2010	$12.34291	$12.66776	0
01/01/2011 to 12/31/2011	$12.66776	$13.18214	0
01/01/2012 to 12/31/2012	$13.18214	$18.11161	0
01/01/2013 to 12/31/2013	$18.11161	$29.78716	0
01/01/2014 to 12/31/2014	$29.78716	$37.73446	0
01/01/2015 to 12/31/2015	$37.73446	$38.06375	0
01/01/2016 to 12/31/2016	$38.06375	$31.41790	0
01/01/2017 to 12/31/2017	$31.41790	$37.59813	0
01/01/2018 to 12/31/2018	$37.59813	$34.23214	0
01/01/2019 to 12/31/2019	$34.23214	$38.92864	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
01/01/2010 to 12/31/2010	$8.43817	$9.27639	0
01/01/2011 to 12/31/2011	$9.27639	$9.05899	0
01/01/2012 to 12/31/2012	$9.05899	$10.07423	0
01/01/2013 to 12/31/2013	$10.07423	$12.76487	0
01/01/2014 to 12/31/2014	$12.76487	$13.89451	0
01/01/2015 to 12/31/2015	$13.89451	$13.50580	0
01/01/2016 to 12/31/2016	$13.50580	$14.46346	0
01/01/2017 to 12/31/2017	$14.46346	$16.85655	0
01/01/2018 to 12/31/2018	$16.85655	$15.44638	0
01/01/2019 to 12/31/2019	$15.44638	$19.43982	0
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$9.60356	$11.00612	0
01/01/2011 to 12/31/2011	$11.00612	$11.49452	0
01/01/2012 to 12/31/2012	$11.49452	$12.44264	0
01/01/2013 to 12/31/2013	$12.44264	$15.60745	0
01/01/2014 to 12/31/2014	$15.60745	$16.79951	0
01/01/2015 to 12/31/2015	$16.79951	$17.08771	0
01/01/2016 to 12/31/2016	$17.08771	$17.27855	0
01/01/2017 to 12/31/2017	$17.27855	$19.41397	0
01/01/2018 to 12/31/2018	$19.41397	$16.14919	0
01/01/2019 to 12/31/2019	$16.14919	$19.95845	0
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.14670	$9.65696	0
01/01/2011 to 12/31/2011	$9.65696	$9.94908	0
01/01/2012 to 12/31/2012	$9.94908	$11.86174	0
01/01/2013 to 12/31/2013	$11.86174	$16.20118	0
01/01/2014 to 12/31/2014	$16.20118	$17.79180	0
01/01/2015 to 12/31/2015	$17.79180	$18.18843	0
01/01/2016 to 12/31/2016	$18.18843	$18.50572	0
01/01/2017 to 12/31/2017	$18.50572	$21.39159	0
01/01/2018 to 12/31/2018	$21.39159	$21.01462	0
01/01/2019 to 12/31/2019	$21.01462	$25.57697	0
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$9.49443	$9.51554	0
01/01/2011 to 12/31/2011	$9.51554	$8.46652	0
01/01/2012 to 12/31/2012	$8.46652	$9.63926	0
01/01/2013 to 12/31/2013	$9.63926	$11.44937	0
01/01/2014 to 12/31/2014	$11.44937	$10.21344	0
01/01/2015 to 12/31/2015	$10.21344	$8.88837	0
01/01/2016 to 12/31/2016	$8.88837	$9.35788	0
01/01/2017 to 12/31/2017	$9.35788	$10.94000	0
01/01/2018 to 12/31/2018	$10.94000	$9.17216	0
01/01/2019 to 12/31/2019	$9.17216	$10.54980	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.19456	$5.62703	0
01/01/2011 to 12/31/2011	$5.62703	$4.73491	0
01/01/2012 to 12/31/2012	$4.73491	$5.76688	0
01/01/2013 to 12/31/2013	$5.76688	$7.43787	0
01/01/2014 to 12/31/2014	$7.43787	$8.20130	0
01/01/2015 to 12/31/2015	$8.20130	$7.88883	0
01/01/2016 to 12/31/2016	$7.88883	$8.88423	0
01/01/2017 to 12/31/2017	$8.88423	$10.25425	0
01/01/2018 to 12/31/2018	$10.25425	$8.96770	0
01/01/2019 to 12/31/2019	$8.96770	$11.40777	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.70754	$9.74906	0
01/01/2011 to 12/31/2011	$9.74906	$10.48312	0
01/01/2012 to 12/31/2012	$10.48312	$12.01797	0
01/01/2013 to 12/31/2013	$12.01797	$16.40148	0
01/01/2014 to 12/31/2014	$16.40148	$19.81194	0
01/01/2015 to 12/31/2015	$19.81194	$20.31817	0
01/01/2016 to 12/31/2016	$20.31817	$19.03770	0
01/01/2017 to 12/31/2017	$19.03770	$22.48056	0
01/01/2018 to 12/31/2018	$22.48056	$22.92292	0
01/01/2019 to 12/31/2019	$22.92292	$26.72030	0
ProFund VP Industrials
01/01/2010 to 12/31/2010	$8.47397	$10.24020	0
01/01/2011 to 12/31/2011	$10.24020	$9.82146	0
01/01/2012 to 12/31/2012	$9.82146	$11.10535	0
01/01/2013 to 12/31/2013	$11.10535	$14.98589	0
01/01/2014 to 12/31/2014	$14.98589	$15.44985	0
01/01/2015 to 12/31/2015	$15.44985	$14.57076	0
01/01/2016 to 12/31/2016	$14.57076	$16.72606	0
01/01/2017 to 12/31/2017	$16.72606	$19.99278	0
01/01/2018 to 12/31/2018	$19.99278	$17.02835	0
01/01/2019 to 12/31/2019	$17.02835	$21.69886	0
ProFund VP Internet
01/01/2010 to 12/31/2010	$12.69463	$16.76961	0
01/01/2011 to 12/31/2011	$16.76961	$15.24466	0
01/01/2012 to 12/31/2012	$15.24466	$17.82771	0
01/01/2013 to 12/31/2013	$17.82771	$26.41134	0
01/01/2014 to 12/31/2014	$26.41134	$26.07983	0
01/01/2015 to 12/31/2015	$26.07983	$30.65035	0
01/01/2016 to 12/31/2016	$30.65035	$31.58709	0
01/01/2017 to 12/31/2017	$31.58709	$41.96802	0
01/01/2018 to 12/31/2018	$41.96802	$42.99793	0
01/01/2019 to 12/31/2019	$42.99793	$49.55538	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$7.96170	$7.26669	0
01/01/2011 to 12/31/2011	$7.26669	$5.78051	0
01/01/2012 to 12/31/2012	$5.78051	$6.93973	0
01/01/2013 to 12/31/2013	$6.93973	$10.04567	0
01/01/2014 to 12/31/2014	$10.04567	$10.12605	0
01/01/2015 to 12/31/2015	$10.12605	$10.46256	0
01/01/2016 to 12/31/2016	$10.46256	$10.25955	0
01/01/2017 to 12/31/2017	$10.25955	$11.86786	0
01/01/2018 to 12/31/2018	$11.86786	$10.23913	0
01/01/2019 to 12/31/2019	$10.23913	$11.99807	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$8.90629	$9.84382	0
01/01/2011 to 12/31/2011	$9.84382	$9.91383	0
01/01/2012 to 12/31/2012	$9.91383	$10.91163	0
01/01/2013 to 12/31/2013	$10.91163	$13.92286	0
01/01/2014 to 12/31/2014	$13.92286	$15.35328	0
01/01/2015 to 12/31/2015	$15.35328	$15.55574	0
01/01/2016 to 12/31/2016	$15.55574	$15.95301	0
01/01/2017 to 12/31/2017	$15.95301	$19.51953	0
01/01/2018 to 12/31/2018	$19.51953	$18.70382	0
01/01/2019 to 12/31/2019	$18.70382	$23.54095	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$7.87999	$8.68707	0
01/01/2011 to 12/31/2011	$8.68707	$8.37478	0
01/01/2012 to 12/31/2012	$8.37478	$9.43869	0
01/01/2013 to 12/31/2013	$9.43869	$11.97217	0
01/01/2014 to 12/31/2014	$11.97217	$12.91545	0
01/01/2015 to 12/31/2015	$12.91545	$12.01468	0
01/01/2016 to 12/31/2016	$12.01468	$13.54364	0
01/01/2017 to 12/31/2017	$13.54364	$15.00318	0
01/01/2018 to 12/31/2018	$15.00318	$13.09188	0
01/01/2019 to 12/31/2019	$13.09188	$16.59069	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$9.66833	$12.12437	0
01/01/2011 to 12/31/2011	$12.12437	$11.49727	0
01/01/2012 to 12/31/2012	$11.49727	$12.95349	0
01/01/2013 to 12/31/2013	$12.95349	$16.51047	0
01/01/2014 to 12/31/2014	$16.51047	$17.07228	0
01/01/2015 to 12/31/2015	$17.07228	$16.71837	0
01/01/2016 to 12/31/2016	$16.71837	$18.42883	0
01/01/2017 to 12/31/2017	$18.42883	$21.29168	0
01/01/2018 to 12/31/2018	$21.29168	$18.29828	0
01/01/2019 to 12/31/2019	$18.29828	$22.19999	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$9.15857	$10.77253	0
01/01/2011 to 12/31/2011	$10.77253	$10.10703	0
01/01/2012 to 12/31/2012	$10.10703	$11.50393	0
01/01/2013 to 12/31/2013	$11.50393	$14.84641	0
01/01/2014 to 12/31/2014	$14.84641	$15.97413	0
01/01/2015 to 12/31/2015	$15.97413	$14.31580	0
01/01/2016 to 12/31/2016	$14.31580	$17.38325	0
01/01/2017 to 12/31/2017	$17.38325	$18.77673	0
01/01/2018 to 12/31/2018	$18.77673	$15.89643	0
01/01/2019 to 12/31/2019	$15.89643	$19.26124	0
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$10.46038	$12.07837	0
01/01/2011 to 12/31/2011	$12.07837	$11.96681	0
01/01/2012 to 12/31/2012	$11.96681	$13.58178	0
01/01/2013 to 12/31/2013	$13.58178	$17.80854	0
01/01/2014 to 12/31/2014	$17.80854	$20.34752	0
01/01/2015 to 12/31/2015	$20.34752	$21.35054	0
01/01/2016 to 12/31/2016	$21.35054	$21.94604	0
01/01/2017 to 12/31/2017	$21.94604	$27.94128	0
01/01/2018 to 12/31/2018	$27.94128	$26.77089	0
01/01/2019 to 12/31/2019	$26.77089	$35.73657	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$11.61811	$13.36036	0
01/01/2011 to 12/31/2011	$13.36036	$13.34016	0
01/01/2012 to 12/31/2012	$13.34016	$13.40337	0
01/01/2013 to 12/31/2013	$13.40337	$16.23893	0
01/01/2014 to 12/31/2014	$16.23893	$14.13383	0
01/01/2015 to 12/31/2015	$14.13383	$10.57555	0
01/01/2016 to 12/31/2016	$10.57555	$12.82541	0
01/01/2017 to 12/31/2017	$12.82541	$12.12730	0
01/01/2018 to 12/31/2018	$12.12730	$9.44604	0
01/01/2019 to 12/31/2019	$9.44604	$10.00969	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$9.31699	$9.14141	0
01/01/2011 to 12/31/2011	$9.14141	$10.36715	0
01/01/2012 to 12/31/2012	$10.36715	$11.32300	0
01/01/2013 to 12/31/2013	$11.32300	$14.55410	0
01/01/2014 to 12/31/2014	$14.55410	$16.96362	0
01/01/2015 to 12/31/2015	$16.96362	$17.30087	0
01/01/2016 to 12/31/2016	$17.30087	$16.26448	0
01/01/2017 to 12/31/2017	$16.26448	$17.52848	0
01/01/2018 to 12/31/2018	$17.52848	$16.05328	0
01/01/2019 to 12/31/2019	$16.05328	$17.87695	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$13.50768	$17.53409	0
01/01/2011 to 12/31/2011	$17.53409	$13.83257	0
01/01/2012 to 12/31/2012	$13.83257	$11.54187	0
01/01/2013 to 12/31/2013	$11.54187	$6.99372	0
01/01/2014 to 12/31/2014	$6.99372	$5.19930	0
01/01/2015 to 12/31/2015	$5.19930	$3.40904	0
01/01/2016 to 12/31/2016	$3.40904	$5.18740	0
01/01/2017 to 12/31/2017	$5.18740	$5.33321	0
01/01/2018 to 12/31/2018	$5.33321	$4.50578	0
01/01/2019 to 12/31/2019	$4.50578	$6.42308	0
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$8.17205	$9.95064	0
01/01/2011 to 12/31/2011	$9.95064	$10.17879	0
01/01/2012 to 12/31/2012	$10.17879	$11.64597	0
01/01/2013 to 12/31/2013	$11.64597	$11.38268	0
01/01/2014 to 12/31/2014	$11.38268	$13.89609	0
01/01/2015 to 12/31/2015	$13.89609	$13.61350	0
01/01/2016 to 12/31/2016	$13.61350	$14.05557	0
01/01/2017 to 12/31/2017	$14.05557	$14.83112	0
01/01/2018 to 12/31/2018	$14.83112	$13.65566	0
01/01/2019 to 12/31/2019	$13.65566	$16.90309	0
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$7.10886	$5.82917	0
01/01/2011 to 12/31/2011	$5.82917	$3.55767	0
01/01/2012 to 12/31/2012	$3.55767	$3.23282	0
01/01/2013 to 12/31/2013	$3.23282	$3.67703	0
01/01/2014 to 12/31/2014	$3.67703	$2.50406	0
01/01/2015 to 12/31/2015	$2.50406	$2.40632	0
01/01/2016 to 12/31/2016	$2.40632	$2.22859	0
01/01/2017 to 12/31/2017	$2.22859	$1.91726	0
01/01/2018 to 12/31/2018	$1.91726	$1.94982	0
01/01/2019 to 12/31/2019	$1.94982	$1.57241	0
ProFund VP Semiconductor
01/01/2010 to 12/31/2010	$7.97262	$8.75120	0
01/01/2011 to 12/31/2011	$8.75120	$8.21265	0
01/01/2012 to 12/31/2012	$8.21265	$7.68477	0
01/01/2013 to 12/31/2013	$7.68477	$10.01648	0
01/01/2014 to 12/31/2014	$10.01648	$13.15863	0
01/01/2015 to 12/31/2015	$13.15863	$12.47991	0
01/01/2016 to 12/31/2016	$12.47991	$15.56446	0
01/01/2017 to 12/31/2017	$15.56446	$20.60423	0
01/01/2018 to 12/31/2018	$20.60423	$18.05877	0
01/01/2019 to 12/31/2019	$18.05877	$26.41214	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
01/01/2010 to 12/31/2010	$6.51474	$4.71739	0
01/01/2011 to 12/31/2011	$4.71739	$4.22781	0
01/01/2012 to 12/31/2012	$4.22781	$3.34580	0
01/01/2013 to 12/31/2013	$3.34580	$2.36222	0
01/01/2014 to 12/31/2014	$2.36222	$2.01980	0
01/01/2015 to 12/31/2015	$2.01980	$1.93877	0
01/01/2016 to 12/31/2016	$1.93877	$1.51109	0
01/01/2017 to 12/31/2017	$1.51109	$1.25640	0
01/01/2018 to 12/31/2018	$1.25640	$1.36141	0
01/01/2019 to 12/31/2019	$1.36141	$1.04804	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$6.40935	$4.93267	0
01/01/2011 to 12/31/2011	$4.93267	$4.31235	0
01/01/2012 to 12/31/2012	$4.31235	$3.41925	0
01/01/2013 to 12/31/2013	$3.41925	$2.35710	0
01/01/2014 to 12/31/2014	$2.35710	$1.85550	0
01/01/2015 to 12/31/2015	$1.85550	$1.57562	0
01/01/2016 to 12/31/2016	$1.57562	$1.38395	0
01/01/2017 to 12/31/2017	$1.38395	$1.01036	0
01/01/2018 to 12/31/2018	$1.01036	$0.95791	0
01/01/2019 to 12/31/2019	$0.95791	$0.67293	0
ProFund VP Short Small-Cap
01/01/2010 to 12/31/2010	$6.48402	$4.49883	0
01/01/2011 to 12/31/2011	$4.49883	$3.99401	0
01/01/2012 to 12/31/2012	$3.99401	$3.16036	0
01/01/2013 to 12/31/2013	$3.16036	$2.12156	0
01/01/2014 to 12/31/2014	$2.12156	$1.88044	0
01/01/2015 to 12/31/2015	$1.88044	$1.82111	0
01/01/2016 to 12/31/2016	$1.82111	$1.39437	0
01/01/2017 to 12/31/2017	$1.39437	$1.16828	0
01/01/2018 to 12/31/2018	$1.16828	$1.25930	0
01/01/2019 to 12/31/2019	$1.25930	$0.97414	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$9.01381	$11.06647	0
01/01/2011 to 12/31/2011	$11.06647	$10.94524	0
01/01/2012 to 12/31/2012	$10.94524	$12.02162	0
01/01/2013 to 12/31/2013	$12.02162	$16.48512	0
01/01/2014 to 12/31/2014	$16.48512	$16.44742	0
01/01/2015 to 12/31/2015	$16.44742	$16.24928	0
01/01/2016 to 12/31/2016	$16.24928	$19.07935	0
01/01/2017 to 12/31/2017	$19.07935	$21.04865	0
01/01/2018 to 12/31/2018	$21.04865	$19.36986	0
01/01/2019 to 12/31/2019	$19.36986	$22.53061	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$8.55661	$10.20255	0
01/01/2011 to 12/31/2011	$10.20255	$9.55442	0
01/01/2012 to 12/31/2012	$9.55442	$10.83676	0
01/01/2013 to 12/31/2013	$10.83676	$14.56906	0
01/01/2014 to 12/31/2014	$14.56906	$15.05383	0
01/01/2015 to 12/31/2015	$15.05383	$13.48305	0
01/01/2016 to 12/31/2016	$13.48305	$16.95612	0
01/01/2017 to 12/31/2017	$16.95612	$18.16682	0
01/01/2018 to 12/31/2018	$18.16682	$15.21586	0
01/01/2019 to 12/31/2019	$15.21586	$18.21099	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Technology
01/01/2010 to 12/31/2010	$10.69879	$11.56880	0
01/01/2011 to 12/31/2011	$11.56880	$11.14312	0
01/01/2012 to 12/31/2012	$11.14312	$12.00226	0
01/01/2013 to 12/31/2013	$12.00226	$14.67291	0
01/01/2014 to 12/31/2014	$14.67291	$16.92382	0
01/01/2015 to 12/31/2015	$16.92382	$16.92309	0
01/01/2016 to 12/31/2016	$16.92309	$18.56638	0
01/01/2017 to 12/31/2017	$18.56638	$24.51106	0
01/01/2018 to 12/31/2018	$24.51106	$23.38248	0
01/01/2019 to 12/31/2019	$23.38248	$33.15025	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$9.11616	$10.29849	0
01/01/2011 to 12/31/2011	$10.29849	$10.24486	0
01/01/2012 to 12/31/2012	$10.24486	$11.65602	0
01/01/2013 to 12/31/2013	$11.65602	$12.75594	0
01/01/2014 to 12/31/2014	$12.75594	$12.52660	0
01/01/2015 to 12/31/2015	$12.52660	$12.41846	0
01/01/2016 to 12/31/2016	$12.41846	$14.75396	0
01/01/2017 to 12/31/2017	$14.75396	$14.10220	0
01/01/2018 to 12/31/2018	$14.10220	$11.68916	0
01/01/2019 to 12/31/2019	$11.68916	$13.10032	0
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$10.22165	$10.98997	0
01/01/2011 to 12/31/2011	$10.98997	$15.40303	0
01/01/2012 to 12/31/2012	$15.40303	$15.18669	0
01/01/2013 to 12/31/2013	$15.18669	$11.99527	0
01/01/2014 to 12/31/2014	$11.99527	$15.97627	0
01/01/2015 to 12/31/2015	$15.97627	$14.72066	0
01/01/2016 to 12/31/2016	$14.72066	$14.33144	0
01/01/2017 to 12/31/2017	$14.33144	$15.32342	0
01/01/2018 to 12/31/2018	$15.32342	$14.14998	0
01/01/2019 to 12/31/2019	$14.14998	$16.33520	0
ProFund VP UltraBull
01/01/2010 to 12/31/2010	$5.48071	$6.53839	0
01/01/2011 to 12/31/2011	$6.53839	$6.07661	0
01/01/2012 to 12/31/2012	$6.07661	$7.64928	0
01/01/2013 to 12/31/2013	$7.64928	$12.55278	0
01/01/2014 to 12/31/2014	$12.55278	$15.10641	0
01/01/2015 to 12/31/2015	$15.10641	$14.32596	0
01/01/2016 to 12/31/2016	$14.32596	$16.59247	0
01/01/2017 to 12/31/2017	$16.59247	$22.85057	0
01/01/2018 to 12/31/2018	$22.85057	$18.85075	0
01/01/2019 to 12/31/2019	$18.85075	$29.48370	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$6.57596	$9.61170	0
01/01/2011 to 12/31/2011	$9.61170	$8.10500	0
01/01/2012 to 12/31/2012	$8.10500	$10.48546	0
01/01/2013 to 12/31/2013	$10.48546	$17.46946	0
01/01/2014 to 12/31/2014	$17.46946	$19.67623	0
01/01/2015 to 12/31/2015	$19.67623	$17.45582	0
01/01/2016 to 12/31/2016	$17.45582	$23.50960	0
01/01/2017 to 12/31/2017	$23.50960	$29.58449	0
01/01/2018 to 12/31/2018	$29.58449	$21.15212	0
01/01/2019 to 12/31/2019	$21.15212	$30.52611	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraNASDAQ-100
01/01/2010 to 12/31/2010	$8.12908	$10.73424	0
01/01/2011 to 12/31/2011	$10.73424	$10.35731	0
01/01/2012 to 12/31/2012	$10.35731	$13.52721	0
01/01/2013 to 12/31/2013	$13.52721	$23.65115	0
01/01/2014 to 12/31/2014	$23.65115	$31.37295	0
01/01/2015 to 12/31/2015	$31.37295	$34.80325	0
01/01/2016 to 12/31/2016	$34.80325	$36.91837	0
01/01/2017 to 12/31/2017	$36.91837	$60.69082	0
01/01/2018 to 12/31/2018	$60.69082	$53.54834	0
01/01/2019 to 12/31/2019	$53.54834	$93.94838	0
ProFund VP UltraSmall-Cap
01/01/2010 to 12/31/2010	$5.05159	$7.32267	0
01/01/2011 to 12/31/2011	$7.32267	$5.80400	0
01/01/2012 to 12/31/2012	$5.80400	$7.34009	0
01/01/2013 to 12/31/2013	$7.34009	$13.37935	0
01/01/2014 to 12/31/2014	$13.37935	$13.76769	0
01/01/2015 to 12/31/2015	$13.76769	$11.69964	0
01/01/2016 to 12/31/2016	$11.69964	$15.94916	0
01/01/2017 to 12/31/2017	$15.94916	$19.50040	0
01/01/2018 to 12/31/2018	$19.50040	$13.90749	0
01/01/2019 to 12/31/2019	$13.90749	$20.00848	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$10.26729	$10.62272	0
01/01/2011 to 12/31/2011	$10.62272	$12.19001	0
01/01/2012 to 12/31/2012	$12.19001	$11.91962	0
01/01/2013 to 12/31/2013	$11.91962	$13.18917	0
01/01/2014 to 12/31/2014	$13.18917	$16.21310	0
01/01/2015 to 12/31/2015	$16.21310	$14.81835	0
01/01/2016 to 12/31/2016	$14.81835	$16.65288	0
01/01/2017 to 12/31/2017	$16.65288	$17.99304	0
01/01/2018 to 12/31/2018	$17.99304	$18.07450	0
01/01/2019 to 12/31/2019	$18.07450	$21.68718	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$10.07787	$11.21981	0
01/01/2011 to 12/31/2011	$11.21981	$9.32233	0
01/01/2012 to 12/31/2012	$9.32233	$11.14169	0
01/01/2013 to 12/31/2013	$11.14169	$12.93287	0
01/01/2014 to 12/31/2014	$12.93287	$11.90711	0
01/01/2015 to 12/31/2015	$11.90711	$12.01870	0
01/01/2016 to 12/31/2016	$12.01870	$11.31651	0
01/01/2017 to 12/31/2017	$11.31651	$15.00932	0
01/01/2018 to 12/31/2018	$15.00932	$12.77697	0
01/01/2019 to 12/31/2019	$12.77697	$16.51714	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$9.05336	$10.91120	439
01/01/2011 to 12/31/2011	$10.91120	$9.29225	0
01/01/2012 to 12/31/2012	$9.29225	$10.31484	0
01/01/2013 to 12/31/2013	$10.31484	$12.08080	0
01/01/2014 to 12/31/2014	$12.08080	$11.17154	0
01/01/2015 to 12/31/2015	$11.17154	$11.15942	0
01/01/2016 to 12/31/2016	$11.15942	$11.25253	0
01/01/2017 to 12/31/2017	$11.25253	$13.72055	0
01/01/2018 to 12/31/2018	$13.72055	$11.13764	0
01/01/2019 to 12/31/2019	$11.13764	$12.56199	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.10830	$13.96328	2,254
01/01/2011 to 12/31/2011	$13.96328	$12.90518	1,404
01/01/2012 to 12/31/2012	$12.90518	$15.21696	1,044
01/01/2013 to 12/31/2013	$15.21696	$20.83556	331
01/01/2014 to 12/31/2014	$20.83556	$21.17758	378
01/01/2015 to 12/31/2015	$21.17758	$21.01519	224
01/01/2016 to 12/31/2016	$21.01519	$20.68005	112
01/01/2017 to 12/31/2017	$20.68005	$27.25456	309
01/01/2018 to 12/31/2018	$27.25456	$26.74847	106
01/01/2019 to 12/31/2019	$26.74847	$35.88765	250
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59307	$12.20807	0
01/01/2011 to 12/31/2011	$12.20807	$11.40398	0
01/01/2012 to 12/31/2012	$11.40398	$12.03869	0
01/01/2013 to 12/31/2013	$12.03869	$17.69945	0
01/01/2014 to 12/31/2014	$17.69945	$16.99402	0
01/01/2015 to 12/31/2015	$16.99402	$16.15720	0
01/01/2016 to 12/31/2016	$16.15720	$17.05722	0
01/01/2017 to 12/31/2017	$17.05722	$21.01163	0
01/01/2018 to 12/31/2018	$21.01163	$20.81749	0
01/01/2019 to 12/31/2019	$20.81749	$25.47357	0
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5, HDV, and EBP (2.60%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.13534	$13.75549	0
01/01/2011 to 12/31/2011	$13.75549	$13.76646	0
01/01/2012 to 12/31/2012	$13.76646	$15.30155	0
01/01/2013 to 12/31/2013	$15.30155	$16.39700	0
01/01/2014 to 12/31/2014	$16.39700	$16.34429	0
01/01/2015 to 12/31/2015	$16.34429	$15.94391	0
01/01/2016 to 12/31/2016	$15.94391	$16.92834	0
01/01/2017 to 12/31/2017	$16.92834	$17.27995	0
01/01/2018 to 12/31/2018	$17.27995	$16.72535	0
01/01/2019 to 12/31/2019	$16.72535	$18.31572	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.32079	$10.16475	52,394
01/01/2011 to 12/31/2011	$10.16475	$9.63767	46,603
01/01/2012 to 12/31/2012	$9.63767	$10.56621	45,787
01/01/2013 to 12/31/2013	$10.56621	$11.31797	32,719
01/01/2014 to 12/31/2014	$11.31797	$11.44466	31,309
01/01/2015 to 12/31/2015	$11.44466	$10.78821	23,441
01/01/2016 to 12/31/2016	$10.78821	$11.17421	21,243
01/01/2017 to 12/31/2017	$11.17421	$12.25445	19,071
01/01/2018 to 12/31/2018	$12.25445	$10.96317	15,784
01/01/2019 to 12/31/2019	$10.96317	$12.39246	10,528
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.48105	$10.50047	45,698
01/01/2011 to 12/31/2011	$10.50047	$10.23937	41,101
01/01/2012 to 12/31/2012	$10.23937	$11.33387	19,746
01/01/2013 to 12/31/2013	$11.33387	$12.86695	8,857
01/01/2014 to 12/31/2014	$12.86695	$13.29796	13,310
01/01/2015 to 12/31/2015	$13.29796	$13.05624	9,479
01/01/2016 to 12/31/2016	$13.05624	$13.62131	5,050
01/01/2017 to 12/31/2017	$13.62131	$15.51401	4,916
01/01/2018 to 12/31/2018	$15.51401	$14.21903	2,529
01/01/2019 to 12/31/2019	$14.21903	$16.87689	4,686
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.50291	$9.26904	51,483
01/01/2011 to 12/31/2011	$9.26904	$8.86445	41,606
01/01/2012 to 12/31/2012	$8.86445	$9.52131	38,888
01/01/2013 to 12/31/2013	$9.52131	$10.42743	27,076
01/01/2014 to 12/31/2014	$10.42743	$10.67833	26,276
01/01/2015 to 12/31/2015	$10.67833	$10.38342	28,141
01/01/2016 to 12/31/2016	$10.38342	$10.60108	22,923
01/01/2017 to 12/31/2017	$10.60108	$12.00245	21,774
01/01/2018 to 12/31/2018	$12.00245	$10.76482	20,571
01/01/2019 to 12/31/2019	$10.76482	$12.37723	14,253

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.55901	$10.45715	111,834
01/01/2011 to 12/31/2011	$10.45715	$10.06190	100,473
01/01/2012 to 12/31/2012	$10.06190	$11.02249	100,679
01/01/2013 to 12/31/2013	$11.02249	$12.63063	94,962
01/01/2014 to 12/31/2014	$12.63063	$13.10456	91,039
01/01/2015 to 12/31/2015	$13.10456	$12.82457	77,535
01/01/2016 to 12/31/2016	$12.82457	$13.27871	69,862
01/01/2017 to 12/31/2017	$13.27871	$14.86240	67,590
01/01/2018 to 12/31/2018	$14.86240	$13.75968	60,802
01/01/2019 to 12/31/2019	$13.75968	$16.00425	57,487
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99784	$9.10739	8,701
01/01/2012 to 12/31/2012	$9.10739	$9.92535	14,730
01/01/2013 to 12/31/2013	$9.92535	$10.71656	12,495
01/01/2014 to 12/31/2014	$10.71656	$10.94887	9,283
01/01/2015 to 12/31/2015	$10.94887	$10.34420	10,018
01/01/2016 to 12/31/2016	$10.34420	$10.77730	7,393
01/01/2017 to 12/31/2017	$10.77730	$11.82181	7,423
01/01/2018 to 12/31/2018	$11.82181	$10.90500	7,356
01/01/2019 to 12/31/2019	$10.90500	$12.49304	7,355
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.09615	$11.22900	1,664
01/01/2011 to 12/31/2011	$11.22900	$11.18355	1,658
01/01/2012 to 12/31/2012	$11.18355	$11.40370	1,577
01/01/2013 to 12/31/2013	$11.40370	$10.86572	630
01/01/2014 to 12/31/2014	$10.86572	$10.57292	657
01/01/2015 to 12/31/2015	$10.57292	$10.34776	241
01/01/2016 to 12/31/2016	$10.34776	$10.24450	233
01/01/2017 to 12/31/2017	$10.24450	$10.14886	270
01/01/2018 to 12/31/2018	$10.14886	$9.95724	80
01/01/2019 to 12/31/2019	$9.95724	$10.14663	475
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.59548	$12.16575	25,667
01/01/2011 to 12/31/2011	$12.16575	$12.22671	23,137
01/01/2012 to 12/31/2012	$12.22671	$13.01836	24,638
01/01/2013 to 12/31/2013	$13.01836	$12.44693	16,372
01/01/2014 to 12/31/2014	$12.44693	$12.63628	23,622
01/01/2015 to 12/31/2015	$12.63628	$12.04831	16,295
01/01/2016 to 12/31/2016	$12.04831	$12.23193	3,603
01/01/2017 to 12/31/2017	$12.23193	$12.43447	1,622
01/01/2018 to 12/31/2018	$12.43447	$12.02949	406
01/01/2019 to 12/31/2019	$12.02949	$12.79777	543
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.27991	$12.23489	13,077
01/01/2011 to 12/31/2011	$12.23489	$13.82101	8,076
01/01/2012 to 12/31/2012	$13.82101	$14.24978	51,974
01/01/2013 to 12/31/2013	$14.24978	$13.20865	48,694
01/01/2014 to 12/31/2014	$13.20865	$13.41382	40,872
01/01/2015 to 12/31/2015	$13.41382	$13.20506	50,048
01/01/2016 to 12/31/2016	$13.20506	$13.04855	45,641
01/01/2017 to 12/31/2017	$13.04855	$12.80680	81,377
01/01/2018 to 12/31/2018	$12.80680	$12.54254	132,584
01/01/2019 to 12/31/2019	$12.54254	$12.38715	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.71725	$9.49620	126,793
01/01/2011 to 12/31/2011	$9.49620	$10.97729	29,729
01/01/2012 to 12/31/2012	$10.97729	$11.36708	3,135
01/01/2013 to 12/31/2013	$11.36708	$10.35016	66,633
01/01/2014 to 12/31/2014	$10.35016	$10.70203	48,228
01/01/2015 to 12/31/2015	$10.70203	$10.58294	42,720
01/01/2016 to 12/31/2016	$10.58294	$10.51000	41,596
01/01/2017 to 12/31/2017	$10.51000	$10.32807	18,808
01/01/2018 to 12/31/2018	$10.32807	$10.08743	20,087
01/01/2019 to 12/31/2019	$10.08743	$10.16893	118,798
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99711	$10.91867	34,608
01/01/2011 to 12/31/2011	$10.91867	$12.79442	82,674
01/01/2012 to 12/31/2012	$12.79442	$13.30787	32,292
01/01/2013 to 12/31/2013	$13.30787	$12.05445	10,826
01/01/2014 to 12/31/2014	$12.05445	$12.64288	21,053
01/01/2015 to 12/31/2015	$12.64288	$12.53383	23,056
01/01/2016 to 12/31/2016	$12.53383	$12.45701	22,486
01/01/2017 to 12/31/2017	$12.45701	$12.32568	19,446
01/01/2018 to 12/31/2018	$12.32568	$12.01163	21,965
01/01/2019 to 12/31/2019	$12.01163	$12.29219	8,454
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99784	$11.92297	75,766
01/01/2012 to 12/31/2012	$11.92297	$12.29148	117,699
01/01/2013 to 12/31/2013	$12.29148	$10.80505	9,066
01/01/2014 to 12/31/2014	$10.80505	$11.61541	1,620
01/01/2015 to 12/31/2015	$11.61541	$11.55048	2,066
01/01/2016 to 12/31/2016	$11.55048	$11.45643	2,112
01/01/2017 to 12/31/2017	$11.45643	$11.33437	2,159
01/01/2018 to 12/31/2018	$11.33437	$11.02175	2,784
01/01/2019 to 12/31/2019	$11.02175	$11.36772	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99712	$10.31411	38,730
01/01/2013 to 12/31/2013	$10.31411	$9.02128	235,679
01/01/2014 to 12/31/2014	$9.02128	$9.89543	140,302
01/01/2015 to 12/31/2015	$9.89543	$9.89913	36,239
01/01/2016 to 12/31/2016	$9.89913	$9.82654	33,127
01/01/2017 to 12/31/2017	$9.82654	$9.73399	33,116
01/01/2018 to 12/31/2018	$9.73399	$9.45462	31,187
01/01/2019 to 12/31/2019	$9.45462	$9.80824	11,272
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99856	$8.67833	83,093
01/01/2014 to 12/31/2014	$8.67833	$9.68612	68,927
01/01/2015 to 12/31/2015	$9.68612	$9.70225	10,325
01/01/2016 to 12/31/2016	$9.70225	$9.63075	0
01/01/2017 to 12/31/2017	$9.63075	$9.53881	16,606
01/01/2018 to 12/31/2018	$9.53881	$9.22962	4,440
01/01/2019 to 12/31/2019	$9.22962	$9.70494	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99856	$11.21090	16,540
01/01/2015 to 12/31/2015	$11.21090	$11.13756	164,746
01/01/2016 to 12/31/2016	$11.13756	$11.11677	10,108
01/01/2017 to 12/31/2017	$11.11677	$11.02659	0
01/01/2018 to 12/31/2018	$11.02659	$10.65947	0
01/01/2019 to 12/31/2019	$10.65947	$11.28742	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99856	$9.85692	39,835
01/01/2016 to 12/31/2016	$9.85692	$9.80066	176,284
01/01/2017 to 12/31/2017	$9.80066	$9.77766	142,155
01/01/2018 to 12/31/2018	$9.77766	$9.42312	143,034
01/01/2019 to 12/31/2019	$9.42312	$10.09861	125,290
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99712	$9.79912	70,732
01/01/2017 to 12/31/2017	$9.79912	$9.80132	55,479
01/01/2018 to 12/31/2018	$9.80132	$9.42499	63,909
01/01/2019 to 12/31/2019	$9.42499	$10.16096	63,110
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99711	$9.95508	9,110
01/01/2018 to 12/31/2018	$9.95508	$9.49565	12,624
01/01/2019 to 12/31/2019	$9.49565	$10.32066	568
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99711	$9.58282	20,435
01/01/2019 to 12/31/2019	$9.58282	$10.48153	6,414
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99856	$11.14269	3,811
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.15263	$10.10712	140,900
01/01/2011 to 12/31/2011	$10.10712	$9.60597	118,744
01/01/2012 to 12/31/2012	$9.60597	$10.63967	81,230
01/01/2013 to 12/31/2013	$10.63967	$12.71356	123,907
01/01/2014 to 12/31/2014	$12.71356	$13.24923	116,508
01/01/2015 to 12/31/2015	$13.24923	$12.97358	99,322
01/01/2016 to 12/31/2016	$12.97358	$13.50101	83,246
01/01/2017 to 12/31/2017	$13.50101	$15.50366	79,875
01/01/2018 to 12/31/2018	$15.50366	$14.15952	40,274
01/01/2019 to 12/31/2019	$14.15952	$16.85976	20,555
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99784	$11.56675	0
01/01/2014 to 12/31/2014	$11.56675	$12.79926	0
01/01/2015 to 12/31/2015	$12.79926	$12.02123	0
01/01/2016 to 12/31/2016	$12.02123	$13.45350	0
01/01/2017 to 12/31/2017	$13.45350	$15.51649	0
01/01/2018 to 12/31/2018	$15.51649	$14.39072	0
01/01/2019 to 12/31/2019	$14.39072	$18.36617	0
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.00907	$9.37674	1,062
01/01/2011 to 12/31/2011	$9.37674	$8.67300	764
01/01/2012 to 12/31/2012	$8.67300	$10.71130	658
01/01/2013 to 12/31/2013	$10.71130	$10.88636	30
01/01/2014 to 12/31/2014	$10.88636	$12.07970	0
01/01/2015 to 12/31/2015	$12.07970	$11.75504	0
01/01/2016 to 12/31/2016	$11.75504	$11.55269	0
01/01/2017 to 12/31/2017	$11.55269	$12.47824	0
01/01/2018 to 12/31/2018	$12.47824	$11.57975	0
01/01/2019 to 12/31/2019	$11.57975	$14.11272	12

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.06304	$12.61395	1,087
01/01/2011 to 12/31/2011	$12.61395	$13.09630	770
01/01/2012 to 12/31/2012	$13.09630	$14.71293	809
01/01/2013 to 12/31/2013	$14.71293	$14.77942	85
01/01/2014 to 12/31/2014	$14.77942	$18.84559	60
01/01/2015 to 12/31/2015	$18.84559	$19.24479	37
01/01/2016 to 12/31/2016	$19.24479	$19.64845	40
01/01/2017 to 12/31/2017	$19.64845	$20.33430	127
01/01/2018 to 12/31/2018	$20.33430	$18.86108	68
01/01/2019 to 12/31/2019	$18.86108	$24.10566	71
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.54457	$9.51799	23,301
01/01/2011 to 12/31/2011	$9.51799	$9.13157	17,394
01/01/2012 to 12/31/2012	$9.13157	$9.83962	17,211
01/01/2013 to 12/31/2013	$9.83962	$10.99846	16,023
01/01/2014 to 12/31/2014	$10.99846	$11.05004	15,986
01/01/2015 to 12/31/2015	$11.05004	$10.86933	14,493
01/01/2016 to 12/31/2016	$10.86933	$11.03773	10,460
01/01/2017 to 12/31/2017	$11.03773	$12.52250	9,067
01/01/2018 to 12/31/2018	$12.52250	$11.25066	5,242
01/01/2019 to 12/31/2019	$11.25066	$13.14989	8,124
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.01180	$9.79551	11,064
01/01/2011 to 12/31/2011	$9.79551	$9.49292	9,513
01/01/2012 to 12/31/2012	$9.49292	$10.18231	9,484
01/01/2013 to 12/31/2013	$10.18231	$10.89167	7,688
01/01/2014 to 12/31/2014	$10.89167	$11.03717	8,309
01/01/2015 to 12/31/2015	$11.03717	$10.65244	8,158
01/01/2016 to 12/31/2016	$10.65244	$10.92140	7,722
01/01/2017 to 12/31/2017	$10.92140	$11.94497	7,088
01/01/2018 to 12/31/2018	$11.94497	$10.81168	5,131
01/01/2019 to 12/31/2019	$10.81168	$12.21782	5,821
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.75560	$12.04554	1,374
01/01/2011 to 12/31/2011	$12.04554	$11.88559	1,483
01/01/2012 to 12/31/2012	$11.88559	$13.39233	1,530
01/01/2013 to 12/31/2013	$13.39233	$18.10718	561
01/01/2014 to 12/31/2014	$18.10718	$18.90591	596
01/01/2015 to 12/31/2015	$18.90591	$17.40256	312
01/01/2016 to 12/31/2016	$17.40256	$21.07238	245
01/01/2017 to 12/31/2017	$21.07238	$23.02774	404
01/01/2018 to 12/31/2018	$23.02774	$19.27149	1,725
01/01/2019 to 12/31/2019	$19.27149	$23.01946	422
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.16715	$9.90535	12,010
01/01/2011 to 12/31/2011	$9.90535	$9.65043	25,798
01/01/2012 to 12/31/2012	$9.65043	$9.39983	25,211
01/01/2013 to 12/31/2013	$9.39983	$9.15546	2,679
01/01/2014 to 12/31/2014	$9.15546	$8.91737	7,760
01/01/2015 to 12/31/2015	$8.91737	$8.68553	5,806
01/01/2016 to 12/31/2016	$8.68553	$8.46045	3,375
01/01/2017 to 12/31/2017	$8.46045	$8.26901	2,161
01/01/2018 to 12/31/2018	$8.26901	$8.15745	457
01/01/2019 to 12/31/2019	$8.15745	$8.07978	720

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.04549	$11.10527	1,520
01/01/2011 to 12/31/2011	$11.10527	$11.16033	1,230
01/01/2012 to 12/31/2012	$11.16033	$12.37776	1,549
01/01/2013 to 12/31/2013	$12.37776	$12.92170	1,062
01/01/2014 to 12/31/2014	$12.92170	$12.90766	1,354
01/01/2015 to 12/31/2015	$12.90766	$12.12390	605
01/01/2016 to 12/31/2016	$12.12390	$13.62759	409
01/01/2017 to 12/31/2017	$13.62759	$14.26604	483
01/01/2018 to 12/31/2018	$14.26604	$13.61709	133
01/01/2019 to 12/31/2019	$13.61709	$15.29237	327
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.56831	$8.34177	91
01/01/2011 to 12/31/2011	$8.34177	$7.78523	55
01/01/2012 to 12/31/2012	$7.78523	$8.86302	0
01/01/2013 to 12/31/2013	$8.86302	$12.07377	1,543
01/01/2014 to 12/31/2014	$12.07377	$13.37652	1,281
01/01/2015 to 12/31/2015	$13.37652	$12.00784	490
01/01/2016 to 12/31/2016	$12.00784	$14.02239	430
01/01/2017 to 12/31/2017	$14.02239	$16.28041	750
01/01/2018 to 12/31/2018	$16.28041	$13.61088	551
01/01/2019 to 12/31/2019	$13.61088	$17.17099	1,126
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$9.77092	$10.89685	405
01/01/2011 to 12/31/2011	$10.89685	$9.24206	150
01/01/2012 to 12/31/2012	$9.24206	$10.83472	186
01/01/2013 to 12/31/2013	$10.83472	$12.56422	290
01/01/2014 to 12/31/2014	$12.56422	$11.56139	292
01/01/2015 to 12/31/2015	$11.56139	$11.61526	189
01/01/2016 to 12/31/2016	$11.61526	$10.88649	139
01/01/2017 to 12/31/2017	$10.88649	$14.36104	318
01/01/2018 to 12/31/2018	$14.36104	$12.12106	95
01/01/2019 to 12/31/2019	$12.12106	$15.59704	286
AST International Value Portfolio
01/01/2010 to 12/31/2010	$10.48755	$11.34710	1,149
01/01/2011 to 12/31/2011	$11.34710	$9.66539	1,084
01/01/2012 to 12/31/2012	$9.66539	$10.98364	1,021
01/01/2013 to 12/31/2013	$10.98364	$12.78085	331
01/01/2014 to 12/31/2014	$12.78085	$11.61406	827
01/01/2015 to 12/31/2015	$11.61406	$11.40455	632
01/01/2016 to 12/31/2016	$11.40455	$11.17312	342
01/01/2017 to 12/31/2017	$11.17312	$13.36633	0
01/01/2018 to 12/31/2018	$13.36633	$10.91630	0
01/01/2019 to 12/31/2019	$10.91630	$12.76149	87
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.80058	$12.73638	0
01/01/2011 to 12/31/2011	$12.73638	$13.94983	0
01/01/2012 to 12/31/2012	$13.94983	$14.86389	0
01/01/2013 to 12/31/2013	$14.86389	$14.01666	0
01/01/2014 to 12/31/2014	$14.01666	$14.57106	0
01/01/2015 to 12/31/2015	$14.57106	$14.35871	0
01/01/2016 to 12/31/2016	$14.35871	$14.57435	0
01/01/2017 to 12/31/2017	$14.57435	$14.80860	0
01/01/2018 to 12/31/2018	$14.80860	$14.38295	0
01/01/2019 to 12/31/2019	$14.38295	$15.58246	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.47438	$9.39461	21,895
01/01/2011 to 12/31/2011	$9.39461	$9.09857	19,870
01/01/2012 to 12/31/2012	$9.09857	$10.06534	7,475
01/01/2013 to 12/31/2013	$10.06534	$11.39999	8,086
01/01/2014 to 12/31/2014	$11.39999	$11.81032	6,004
01/01/2015 to 12/31/2015	$11.81032	$11.38277	2,753
01/01/2016 to 12/31/2016	$11.38277	$11.66592	2,345
01/01/2017 to 12/31/2017	$11.66592	$13.29017	7,348
01/01/2018 to 12/31/2018	$13.29017	$11.98853	7,408
01/01/2019 to 12/31/2019	$11.98853	$13.94567	5,018
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.18002	$10.62653	211
01/01/2011 to 12/31/2011	$10.62653	$9.40345	152
01/01/2012 to 12/31/2012	$9.40345	$11.16520	196
01/01/2013 to 12/31/2013	$11.16520	$12.54551	208
01/01/2014 to 12/31/2014	$12.54551	$11.44153	185
01/01/2015 to 12/31/2015	$11.44153	$10.83258	124
01/01/2016 to 12/31/2016	$10.83258	$10.75553	139
01/01/2017 to 12/31/2017	$10.75553	$13.58119	266
01/01/2018 to 12/31/2018	$13.58119	$10.91549	2,718
01/01/2019 to 12/31/2019	$10.91549	$13.52607	666
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.80154	$11.29082	50,133
01/01/2011 to 12/31/2011	$11.29082	$11.02344	43,438
01/01/2012 to 12/31/2012	$11.02344	$11.88722	40,800
01/01/2013 to 12/31/2013	$11.88722	$12.85563	27,442
01/01/2014 to 12/31/2014	$12.85563	$13.20373	28,946
01/01/2015 to 12/31/2015	$13.20373	$12.83694	18,851
01/01/2016 to 12/31/2016	$12.83694	$12.98398	13,839
01/01/2017 to 12/31/2017	$12.98398	$14.18299	11,630
01/01/2018 to 12/31/2018	$14.18299	$13.10418	10,018
01/01/2019 to 12/31/2019	$13.10418	$14.62817	8,147
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.27751	$11.14331	0
01/01/2011 to 12/31/2011	$11.14331	$10.92598	0
01/01/2012 to 12/31/2012	$10.92598	$12.25763	0
01/01/2013 to 12/31/2013	$12.25763	$16.29632	0
01/01/2014 to 12/31/2014	$16.29632	$17.38125	0
01/01/2015 to 12/31/2015	$17.38125	$18.72967	0
01/01/2016 to 12/31/2016	$18.72967	$17.97669	0
01/01/2017 to 12/31/2017	$17.97669	$23.78492	0
01/01/2018 to 12/31/2018	$23.78492	$22.78984	0
01/01/2019 to 12/31/2019	$22.78984	$29.43443	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.77263	$10.23241	6,541
01/01/2011 to 12/31/2011	$10.23241	$9.87570	4,812
01/01/2012 to 12/31/2012	$9.87570	$10.79837	4,805
01/01/2013 to 12/31/2013	$10.79837	$14.36845	3,945
01/01/2014 to 12/31/2014	$14.36845	$15.47693	5,196
01/01/2015 to 12/31/2015	$15.47693	$16.59283	3,992
01/01/2016 to 12/31/2016	$16.59283	$17.06366	993
01/01/2017 to 12/31/2017	$17.06366	$22.10471	1,066
01/01/2018 to 12/31/2018	$22.10471	$20.94821	434
01/01/2019 to 12/31/2019	$20.94821	$26.85745	785

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.04186	$12.05060	1,565
01/01/2011 to 12/31/2011	$12.05060	$11.37012	1,527
01/01/2012 to 12/31/2012	$11.37012	$13.62977	1,451
01/01/2013 to 12/31/2013	$13.62977	$16.94421	272
01/01/2014 to 12/31/2014	$16.94421	$17.10276	381
01/01/2015 to 12/31/2015	$17.10276	$16.41397	207
01/01/2016 to 12/31/2016	$16.41397	$17.12534	142
01/01/2017 to 12/31/2017	$17.12534	$20.65826	162
01/01/2018 to 12/31/2018	$20.65826	$18.19618	9
01/01/2019 to 12/31/2019	$18.19618	$23.03255	38
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99784	$10.25605	9,521
01/01/2013 to 12/31/2013	$10.25605	$11.87891	8,482
01/01/2014 to 12/31/2014	$11.87891	$12.16469	7,715
01/01/2015 to 12/31/2015	$12.16469	$11.70124	6,901
01/01/2016 to 12/31/2016	$11.70124	$11.89029	7,475
01/01/2017 to 12/31/2017	$11.89029	$13.49219	6,332
01/01/2018 to 12/31/2018	$13.49219	$12.05218	1,831
01/01/2019 to 12/31/2019	$12.05218	$14.41102	255
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.59998	$10.54600	10,531
01/01/2011 to 12/31/2011	$10.54600	$10.21120	8,789
01/01/2012 to 12/31/2012	$10.21120	$11.64449	8,260
01/01/2013 to 12/31/2013	$11.64449	$15.50501	6,420
01/01/2014 to 12/31/2014	$15.50501	$16.41734	5,819
01/01/2015 to 12/31/2015	$16.41734	$17.14649	5,253
01/01/2016 to 12/31/2016	$17.14649	$17.02095	0
01/01/2017 to 12/31/2017	$17.02095	$21.67110	0
01/01/2018 to 12/31/2018	$21.67110	$21.55830	0
01/01/2019 to 12/31/2019	$21.55830	$28.93089	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99784	$10.16011	0
01/01/2013 to 12/31/2013	$10.16011	$13.31071	0
01/01/2014 to 12/31/2014	$13.31071	$14.28939	0
01/01/2015 to 12/31/2015	$14.28939	$13.81718	0
01/01/2016 to 12/31/2016	$13.81718	$15.26838	0
01/01/2017 to 12/31/2017	$15.26838	$17.45142	0
01/01/2018 to 12/31/2018	$17.45142	$15.27001	0
01/01/2019 to 12/31/2019	$15.27001	$19.23786	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.14097	$13.00287	826
01/01/2011 to 12/31/2011	$13.00287	$12.28825	221
01/01/2012 to 12/31/2012	$12.28825	$14.31583	250
01/01/2013 to 12/31/2013	$14.31583	$18.43247	284
01/01/2014 to 12/31/2014	$18.43247	$20.02280	296
01/01/2015 to 12/31/2015	$20.02280	$18.39335	452
01/01/2016 to 12/31/2016	$18.39335	$18.21086	364
01/01/2017 to 12/31/2017	$18.21086	$22.54443	579
01/01/2018 to 12/31/2018	$22.54443	$21.00020	1,367
01/01/2019 to 12/31/2019	$21.00020	$26.62232	600

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.01655	$10.84057	5,126
01/01/2011 to 12/31/2011	$10.84057	$10.29688	1,230
01/01/2012 to 12/31/2012	$10.29688	$11.74656	1,377
01/01/2013 to 12/31/2013	$11.74656	$16.24753	538
01/01/2014 to 12/31/2014	$16.24753	$18.08026	466
01/01/2015 to 12/31/2015	$18.08026	$16.61739	209
01/01/2016 to 12/31/2016	$16.61739	$19.13725	195
01/01/2017 to 12/31/2017	$19.13725	$21.21153	263
01/01/2018 to 12/31/2018	$21.21153	$17.26016	1,550
01/01/2019 to 12/31/2019	$17.26016	$20.34440	342
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.00014	$10.71855	1,690
01/01/2011 to 12/31/2011	$10.71855	$8.32377	1,352
01/01/2012 to 12/31/2012	$8.32377	$9.56050	1,289
01/01/2013 to 12/31/2013	$9.56050	$9.33256	64
01/01/2014 to 12/31/2014	$9.33256	$8.66413	75
01/01/2015 to 12/31/2015	$8.66413	$7.02722	28
01/01/2016 to 12/31/2016	$7.02722	$7.69101	27
01/01/2017 to 12/31/2017	$7.69101	$9.46778	204
01/01/2018 to 12/31/2018	$9.46778	$7.92499	2,255
01/01/2019 to 12/31/2019	$7.92499	$8.74938	842
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.23885	$11.02704	201,065
01/01/2011 to 12/31/2011	$11.02704	$10.84796	203,285
01/01/2012 to 12/31/2012	$10.84796	$11.66151	188,003
01/01/2013 to 12/31/2013	$11.66151	$12.40470	139,625
01/01/2014 to 12/31/2014	$12.40470	$12.78005	149,631
01/01/2015 to 12/31/2015	$12.78005	$12.46563	128,582
01/01/2016 to 12/31/2016	$12.46563	$12.81325	113,680
01/01/2017 to 12/31/2017	$12.81325	$13.74537	127,057
01/01/2018 to 12/31/2018	$13.74537	$13.00589	109,646
01/01/2019 to 12/31/2019	$13.00589	$14.53500	59,187
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01776	$10.05379	0
01/01/2012 to 12/31/2012	$10.05379	$10.48815	0
01/01/2013 to 12/31/2013	$10.48815	$9.97919	0
01/01/2014 to 12/31/2014	$9.97919	$10.30886	0
01/01/2015 to 12/31/2015	$10.30886	$10.01397	0
01/01/2016 to 12/31/2016	$10.01397	$10.16478	0
01/01/2017 to 12/31/2017	$10.16478	$10.46279	0
01/01/2018 to 12/31/2018	$10.46279	$10.10640	0
01/01/2019 to 12/31/2019	$10.10640	$10.80390	0
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$7.99739	$9.27114	95,788
01/01/2011 to 12/31/2011	$9.27114	$8.46928	83,804
01/01/2012 to 12/31/2012	$8.46928	$9.31449	77,872
01/01/2013 to 12/31/2013	$9.31449	$10.61701	58,705
01/01/2014 to 12/31/2014	$10.61701	$11.29213	66,593
01/01/2015 to 12/31/2015	$11.29213	$10.93112	100,055
01/01/2016 to 12/31/2016	$10.93112	$11.72236	91,828
01/01/2017 to 12/31/2017	$11.72236	$13.25643	98,038
01/01/2018 to 12/31/2018	$13.25643	$11.92922	56,636
01/01/2019 to 12/31/2019	$11.92922	$13.84746	13,044

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$7.96785	$8.92880	0
01/01/2011 to 12/31/2011	$8.92880	$8.99769	0
01/01/2012 to 12/31/2012	$8.99769	$10.41140	0
01/01/2013 to 12/31/2013	$10.41140	$13.42924	0
01/01/2014 to 12/31/2014	$13.42924	$15.33168	0
01/01/2015 to 12/31/2015	$15.33168	$15.39290	0
01/01/2016 to 12/31/2016	$15.39290	$17.21966	0
01/01/2017 to 12/31/2017	$17.21966	$20.50549	159
01/01/2018 to 12/31/2018	$20.50549	$18.32848	50
01/01/2019 to 12/31/2019	$18.32848	$22.21957	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99784	$8.84205	0
01/01/2012 to 12/31/2012	$8.84205	$9.74496	0
01/01/2013 to 12/31/2013	$9.74496	$11.61756	0
01/01/2014 to 12/31/2014	$11.61756	$12.05113	0
01/01/2015 to 12/31/2015	$12.05113	$11.75541	0
01/01/2016 to 12/31/2016	$11.75541	$12.17444	0
01/01/2017 to 12/31/2017	$12.17444	$14.01590	0
01/01/2018 to 12/31/2018	$14.01590	$12.75850	0
01/01/2019 to 12/31/2019	$12.75850	$15.06193	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.11116	$11.76272	3,659
01/01/2011 to 12/31/2011	$11.76272	$9.95505	2,792
01/01/2012 to 12/31/2012	$9.95505	$11.64208	2,747
01/01/2013 to 12/31/2013	$11.64208	$15.96740	2,094
01/01/2014 to 12/31/2014	$15.96740	$16.32071	1,876
01/01/2015 to 12/31/2015	$16.32071	$16.10855	1,654
01/01/2016 to 12/31/2016	$16.10855	$16.89879	90
01/01/2017 to 12/31/2017	$16.89879	$21.01884	251
01/01/2018 to 12/31/2018	$21.01884	$18.24948	342
01/01/2019 to 12/31/2019	$18.24948	$24.25994	246
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.77994	$12.99493	406
01/01/2011 to 12/31/2011	$12.99493	$12.53366	172
01/01/2012 to 12/31/2012	$12.53366	$13.69354	222
01/01/2013 to 12/31/2013	$13.69354	$18.02909	540
01/01/2014 to 12/31/2014	$18.02909	$18.23095	535
01/01/2015 to 12/31/2015	$18.23095	$17.89639	277
01/01/2016 to 12/31/2016	$17.89639	$19.53743	215
01/01/2017 to 12/31/2017	$19.53743	$23.58233	318
01/01/2018 to 12/31/2018	$23.58233	$21.03552	1,622
01/01/2019 to 12/31/2019	$21.03552	$26.65991	334
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.61301	$11.79720	3,595
01/01/2011 to 12/31/2011	$11.79720	$10.80410	2,958
01/01/2012 to 12/31/2012	$10.80410	$12.43371	3,073
01/01/2013 to 12/31/2013	$12.43371	$16.64016	2,235
01/01/2014 to 12/31/2014	$16.64016	$17.06140	2,107
01/01/2015 to 12/31/2015	$17.06140	$15.90156	1,834
01/01/2016 to 12/31/2016	$15.90156	$20.01250	346
01/01/2017 to 12/31/2017	$20.01250	$20.92584	250
01/01/2018 to 12/31/2018	$20.92584	$16.89891	357
01/01/2019 to 12/31/2019	$16.89891	$20.07741	169

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.16497	$11.04282	39,599
01/01/2011 to 12/31/2011	$11.04282	$10.96972	34,776
01/01/2012 to 12/31/2012	$10.96972	$12.12601	28,490
01/01/2013 to 12/31/2013	$12.12601	$13.79903	24,367
01/01/2014 to 12/31/2014	$13.79903	$14.23051	22,415
01/01/2015 to 12/31/2015	$14.23051	$13.86635	25,317
01/01/2016 to 12/31/2016	$13.86635	$14.52566	17,442
01/01/2017 to 12/31/2017	$14.52566	$16.32909	26,626
01/01/2018 to 12/31/2018	$16.32909	$15.05516	25,352
01/01/2019 to 12/31/2019	$15.05516	$17.72043	5,264
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.27812	$12.72189	5,086
01/01/2011 to 12/31/2011	$12.72189	$12.18154	3,744
01/01/2012 to 12/31/2012	$12.18154	$13.95040	3,473
01/01/2013 to 12/31/2013	$13.95040	$19.57019	3,071
01/01/2014 to 12/31/2014	$19.57019	$20.65228	2,768
01/01/2015 to 12/31/2015	$20.65228	$22.04315	2,243
01/01/2016 to 12/31/2016	$22.04315	$22.05079	147
01/01/2017 to 12/31/2017	$22.05079	$29.61697	308
01/01/2018 to 12/31/2018	$29.61697	$29.95801	1,691
01/01/2019 to 12/31/2019	$29.95801	$37.41668	501
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.73546	$9.56715	5,817
01/01/2011 to 12/31/2011	$9.56715	$9.27296	4,819
01/01/2012 to 12/31/2012	$9.27296	$10.24190	4,719
01/01/2013 to 12/31/2013	$10.24190	$13.43027	3,706
01/01/2014 to 12/31/2014	$13.43027	$13.28484	3,359
01/01/2015 to 12/31/2015	$13.28484	$12.15469	3,032
01/01/2016 to 12/31/2016	$12.15469	$12.56496	0
01/01/2017 to 12/31/2017	$12.56496	$14.26508	0
01/01/2018 to 12/31/2018	$14.26508	$12.54313	3,559
01/01/2019 to 12/31/2019	$12.54313	$15.38990	1,659
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$12.74337	$14.95110	7,341
01/01/2011 to 12/31/2011	$14.95110	$12.39038	3,897
01/01/2012 to 12/31/2012	$12.39038	$12.50418	5,051
01/01/2013 to 12/31/2013	$12.50418	$14.05232	549
01/01/2014 to 12/31/2014	$14.05232	$12.54247	973
01/01/2015 to 12/31/2015	$12.54247	$9.86415	711
01/01/2016 to 12/31/2016	$9.86415	$11.97339	414
01/01/2017 to 12/31/2017	$11.97339	$12.86505	310
01/01/2018 to 12/31/2018	$12.86505	$10.44210	197
01/01/2019 to 12/31/2019	$10.44210	$11.88610	326
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.75207	$11.07406	1,466
01/01/2011 to 12/31/2011	$11.07406	$11.23154	1,319
01/01/2012 to 12/31/2012	$11.23154	$11.51069	1,452
01/01/2013 to 12/31/2013	$11.51069	$10.79058	502
01/01/2014 to 12/31/2014	$10.79058	$10.56854	392
01/01/2015 to 12/31/2015	$10.56854	$9.81839	211
01/01/2016 to 12/31/2016	$9.81839	$9.98046	168
01/01/2017 to 12/31/2017	$9.98046	$9.92004	230
01/01/2018 to 12/31/2018	$9.92004	$9.85375	161
01/01/2019 to 12/31/2019	$9.85375	$9.75153	484

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.32312	$11.22469	214
01/01/2011 to 12/31/2011	$11.22469	$10.55596	458
01/01/2012 to 12/31/2012	$10.55596	$12.17384	648
01/01/2013 to 12/31/2013	$12.17384	$15.70106	339
01/01/2014 to 12/31/2014	$15.70106	$17.58210	380
01/01/2015 to 12/31/2015	$17.58210	$15.99321	287
01/01/2016 to 12/31/2016	$15.99321	$17.75877	322
01/01/2017 to 12/31/2017	$17.75877	$20.50386	222
01/01/2018 to 12/31/2018	$20.50386	$16.66784	75
01/01/2019 to 12/31/2019	$16.66784	$19.34268	24
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.43946	$9.42327	4,362
01/01/2011 to 12/31/2011	$9.42327	$8.86143	10,231
01/01/2012 to 12/31/2012	$8.86143	$9.58067	9,608
01/01/2013 to 12/31/2013	$9.58067	$11.24494	3,395
01/01/2014 to 12/31/2014	$11.24494	$11.55550	5,049
01/01/2015 to 12/31/2015	$11.55550	$11.18380	3,300
01/01/2016 to 12/31/2016	$11.18380	$11.60447	7,000
01/01/2017 to 12/31/2017	$11.60447	$12.84023	6,741
01/01/2018 to 12/31/2018	$12.84023	$11.87960	1,822
01/01/2019 to 12/31/2019	$11.87960	$13.94909	283
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.00573	$10.50555	19,076
01/01/2011 to 12/31/2011	$10.50555	$10.84946	16,479
01/01/2012 to 12/31/2012	$10.84946	$11.39668	15,820
01/01/2013 to 12/31/2013	$11.39668	$10.93464	15,713
01/01/2014 to 12/31/2014	$10.93464	$11.41693	14,700
01/01/2015 to 12/31/2015	$11.41693	$11.25757	12,685
01/01/2016 to 12/31/2016	$11.25757	$11.53028	1,242
01/01/2017 to 12/31/2017	$11.53028	$11.93971	1,580
01/01/2018 to 12/31/2018	$11.93971	$11.36441	6,635
01/01/2019 to 12/31/2019	$11.36441	$12.43063	2,237
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99271	$9.06221	587
01/01/2012 to 12/31/2012	$9.06221	$10.47866	486
01/01/2013 to 12/31/2013	$10.47866	$13.37401	0
01/01/2014 to 12/31/2014	$13.37401	$14.69726	0
01/01/2015 to 12/31/2015	$14.69726	$14.61103	0
01/01/2016 to 12/31/2016	$14.61103	$16.34054	0
01/01/2017 to 12/31/2017	$16.34054	$17.28182	0
01/01/2018 to 12/31/2018	$17.28182	$15.55517	0
01/01/2019 to 12/31/2019	$15.55517	$18.95239	0
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$10.69662	$10.97006	771
01/01/2011 to 12/31/2011	$10.97006	$11.10751	532
01/01/2012 to 12/31/2012	$11.10751	$13.07886	409
01/01/2013 to 12/31/2013	$13.07886	$17.90369	0
01/01/2014 to 12/31/2014	$17.90369	$20.86831	0
01/01/2015 to 12/31/2015	$20.86831	$20.96860	0
01/01/2016 to 12/31/2016	$20.96860	$18.08382	0
01/01/2017 to 12/31/2017	$18.08382	$20.40297	0
01/01/2018 to 12/31/2018	$20.40297	$20.04920	0
01/01/2019 to 12/31/2019	$20.04920	$25.87547	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04966	$9.70164	0
01/01/2013 to 12/31/2013	$9.70164	$12.94736	0
01/01/2014 to 12/31/2014	$12.94736	$13.62426	0
01/01/2015 to 12/31/2015	$13.62426	$13.43008	0
01/01/2016 to 12/31/2016	$13.43008	$13.18064	0
01/01/2017 to 12/31/2017	$13.18064	$15.72673	0
01/01/2018 to 12/31/2018	$15.72673	$14.46026	0
01/01/2019 to 12/31/2019	$14.46026	$18.92091	0
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.94862	$11.75479	0
01/01/2011 to 12/31/2011	$11.75479	$10.87095	0
01/01/2012 to 12/31/2012	$10.87095	$11.78195	0
01/01/2013 to 12/31/2013	$11.78195	$14.36118	0
01/01/2014 to 12/31/2014	$14.36118	$15.53370	0
01/01/2015 to 12/31/2015	$15.53370	$16.16088	0
01/01/2016 to 12/31/2016	$16.16088	$15.62282	0
01/01/2017 to 12/31/2017	$15.62282	$20.56460	0
01/01/2018 to 12/31/2018	$20.56460	$19.93588	0
01/01/2019 to 12/31/2019	$19.93588	$26.38467	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12620	$9.69136	153
01/01/2017 to 12/31/2017	$9.69136	$13.31980	224
01/01/2018 to 12/31/2018	$13.31980	$10.67426	46
01/01/2019 to 12/31/2019	$10.67426	$12.74457	96
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$15.63438	$17.34599	0
01/01/2011 to 12/31/2011	$17.34599	$12.33426	0
01/01/2012 to 12/31/2012	$12.33426	$13.87195	0
01/01/2013 to 12/31/2013	$13.87195	$15.53423	0
01/01/2014 to 12/31/2014	$15.53423	$14.89292	0
01/01/2015 to 12/31/2015	$14.89292	$13.14487	0
01/01/2016 to 12/31/2016	$13.14487	$12.88589	0
01/01/2017 to 12/31/2017	$12.88589	$16.67884	0
01/01/2018 to 12/31/2018	$16.67884	$13.22214	0
01/01/2019 to 12/31/2019	$13.22214	$16.26619	0
ProFund VP Banks
01/01/2010 to 12/31/2010	$3.88990	$4.10465	0
01/01/2011 to 12/31/2011	$4.10465	$2.92841	0
01/01/2012 to 12/31/2012	$2.92841	$3.80490	0
01/01/2013 to 12/31/2013	$3.80490	$4.94596	0
01/01/2014 to 12/31/2014	$4.94596	$5.31731	0
01/01/2015 to 12/31/2015	$5.31731	$5.15657	0
01/01/2016 to 12/31/2016	$5.15657	$6.18955	0
01/01/2017 to 12/31/2017	$6.18955	$7.10945	0
01/01/2018 to 12/31/2018	$7.10945	$5.68438	0
01/01/2019 to 12/31/2019	$5.68438	$7.55352	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$10.18677	$12.86858	0
01/01/2011 to 12/31/2011	$12.86858	$10.50990	0
01/01/2012 to 12/31/2012	$10.50990	$11.10462	0
01/01/2013 to 12/31/2013	$11.10462	$12.80962	0
01/01/2014 to 12/31/2014	$12.80962	$12.68695	0
01/01/2015 to 12/31/2015	$12.68695	$10.63653	0
01/01/2016 to 12/31/2016	$10.63653	$12.27649	0
01/01/2017 to 12/31/2017	$12.27649	$14.70358	0
01/01/2018 to 12/31/2018	$14.70358	$11.79042	0
01/01/2019 to 12/31/2019	$11.79042	$13.51864	0
ProFund VP Bear
01/01/2010 to 12/31/2010	$8.09066	$6.47763	0
01/01/2011 to 12/31/2011	$6.47763	$5.74896	0
01/01/2012 to 12/31/2012	$5.74896	$4.66985	0
01/01/2013 to 12/31/2013	$4.66985	$3.34074	0
01/01/2014 to 12/31/2014	$3.34074	$2.79022	0
01/01/2015 to 12/31/2015	$2.79022	$2.58389	0
01/01/2016 to 12/31/2016	$2.58389	$2.18825	0
01/01/2017 to 12/31/2017	$2.18825	$1.74850	0
01/01/2018 to 12/31/2018	$1.74850	$1.77188	0
01/01/2019 to 12/31/2019	$1.77188	$1.32975	0
ProFund VP Biotechnology
01/01/2010 to 12/31/2010	$12.19151	$12.48036	0
01/01/2011 to 12/31/2011	$12.48036	$12.95404	0
01/01/2012 to 12/31/2012	$12.95404	$17.75254	0
01/01/2013 to 12/31/2013	$17.75254	$29.12186	0
01/01/2014 to 12/31/2014	$29.12186	$36.79727	0
01/01/2015 to 12/31/2015	$36.79727	$37.02341	0
01/01/2016 to 12/31/2016	$37.02341	$30.48115	0
01/01/2017 to 12/31/2017	$30.48115	$36.38421	0
01/01/2018 to 12/31/2018	$36.38421	$33.04153	0
01/01/2019 to 12/31/2019	$33.04153	$37.47855	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$8.33449	$9.13895	0
01/01/2011 to 12/31/2011	$9.13895	$8.90190	0
01/01/2012 to 12/31/2012	$8.90190	$9.87417	0
01/01/2013 to 12/31/2013	$9.87417	$12.47933	0
01/01/2014 to 12/31/2014	$12.47933	$13.54886	0
01/01/2015 to 12/31/2015	$13.54886	$13.13610	0
01/01/2016 to 12/31/2016	$13.13610	$14.03157	0
01/01/2017 to 12/31/2017	$14.03157	$16.31168	0
01/01/2018 to 12/31/2018	$16.31168	$14.90866	0
01/01/2019 to 12/31/2019	$14.90866	$18.71500	0
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$9.48587	$10.84346	0
01/01/2011 to 12/31/2011	$10.84346	$11.29575	0
01/01/2012 to 12/31/2012	$11.29575	$12.19612	0
01/01/2013 to 12/31/2013	$12.19612	$15.25897	0
01/01/2014 to 12/31/2014	$15.25897	$16.38224	0
01/01/2015 to 12/31/2015	$16.38224	$16.62071	0
01/01/2016 to 12/31/2016	$16.62071	$16.76339	0
01/01/2017 to 12/31/2017	$16.76339	$18.78712	0
01/01/2018 to 12/31/2018	$18.78712	$15.58747	0
01/01/2019 to 12/31/2019	$15.58747	$19.21500	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.04703	$9.51451	0
01/01/2011 to 12/31/2011	$9.51451	$9.77722	0
01/01/2012 to 12/31/2012	$9.77722	$11.62701	0
01/01/2013 to 12/31/2013	$11.62701	$15.83996	0
01/01/2014 to 12/31/2014	$15.83996	$17.35058	0
01/01/2015 to 12/31/2015	$17.35058	$17.69196	0
01/01/2016 to 12/31/2016	$17.69196	$17.95449	0
01/01/2017 to 12/31/2017	$17.95449	$20.70133	0
01/01/2018 to 12/31/2018	$20.70133	$20.28413	0
01/01/2019 to 12/31/2019	$20.28413	$24.62471	0
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$9.37844	$9.37530	0
01/01/2011 to 12/31/2011	$9.37530	$8.32045	0
01/01/2012 to 12/31/2012	$8.32045	$9.44853	0
01/01/2013 to 12/31/2013	$9.44853	$11.19407	0
01/01/2014 to 12/31/2014	$11.19407	$9.96011	0
01/01/2015 to 12/31/2015	$9.96011	$8.64570	0
01/01/2016 to 12/31/2016	$8.64570	$9.07918	0
01/01/2017 to 12/31/2017	$9.07918	$10.58709	0
01/01/2018 to 12/31/2018	$10.58709	$8.85346	0
01/01/2019 to 12/31/2019	$8.85346	$10.15727	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.13064	$5.54354	0
01/01/2011 to 12/31/2011	$5.54354	$4.65264	0
01/01/2012 to 12/31/2012	$4.65264	$5.65211	0
01/01/2013 to 12/31/2013	$5.65211	$7.27127	0
01/01/2014 to 12/31/2014	$7.27127	$7.99708	0
01/01/2015 to 12/31/2015	$7.99708	$7.67279	0
01/01/2016 to 12/31/2016	$7.67279	$8.61881	0
01/01/2017 to 12/31/2017	$8.61881	$9.92247	0
01/01/2018 to 12/31/2018	$9.92247	$8.65518	0
01/01/2019 to 12/31/2019	$8.65518	$10.98205	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.58858	$9.60491	0
01/01/2011 to 12/31/2011	$9.60491	$10.30176	0
01/01/2012 to 12/31/2012	$10.30176	$11.77970	0
01/01/2013 to 12/31/2013	$11.77970	$16.03524	0
01/01/2014 to 12/31/2014	$16.03524	$19.31998	0
01/01/2015 to 12/31/2015	$19.31998	$19.76295	0
01/01/2016 to 12/31/2016	$19.76295	$18.47008	0
01/01/2017 to 12/31/2017	$18.47008	$21.75468	0
01/01/2018 to 12/31/2018	$21.75468	$22.12573	0
01/01/2019 to 12/31/2019	$22.12573	$25.72502	0
ProFund VP Industrials
01/01/2010 to 12/31/2010	$8.36988	$10.08850	0
01/01/2011 to 12/31/2011	$10.08850	$9.65126	0
01/01/2012 to 12/31/2012	$9.65126	$10.88496	0
01/01/2013 to 12/31/2013	$10.88496	$14.65083	0
01/01/2014 to 12/31/2014	$14.65083	$15.06584	0
01/01/2015 to 12/31/2015	$15.06584	$14.17228	0
01/01/2016 to 12/31/2016	$14.17228	$16.22702	0
01/01/2017 to 12/31/2017	$16.22702	$19.34669	0
01/01/2018 to 12/31/2018	$19.34669	$16.43562	0
01/01/2019 to 12/31/2019	$16.43562	$20.88989	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Internet
01/01/2010 to 12/31/2010	$12.53912	$16.52202	0
01/01/2011 to 12/31/2011	$16.52202	$14.98119	0
01/01/2012 to 12/31/2012	$14.98119	$17.47461	0
01/01/2013 to 12/31/2013	$17.47461	$25.82206	0
01/01/2014 to 12/31/2014	$25.82206	$25.43267	0
01/01/2015 to 12/31/2015	$25.43267	$29.81337	0
01/01/2016 to 12/31/2016	$29.81337	$30.64612	0
01/01/2017 to 12/31/2017	$30.64612	$40.61395	0
01/01/2018 to 12/31/2018	$40.61395	$41.50344	0
01/01/2019 to 12/31/2019	$41.50344	$47.71056	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$7.86427	$7.15942	0
01/01/2011 to 12/31/2011	$7.15942	$5.68064	0
01/01/2012 to 12/31/2012	$5.68064	$6.80233	0
01/01/2013 to 12/31/2013	$6.80233	$9.82159	0
01/01/2014 to 12/31/2014	$9.82159	$9.87485	0
01/01/2015 to 12/31/2015	$9.87485	$10.17688	0
01/01/2016 to 12/31/2016	$10.17688	$9.95398	0
01/01/2017 to 12/31/2017	$9.95398	$11.48503	0
01/01/2018 to 12/31/2018	$11.48503	$9.88328	0
01/01/2019 to 12/31/2019	$9.88328	$11.55136	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$8.79716	$9.69820	0
01/01/2011 to 12/31/2011	$9.69820	$9.74217	0
01/01/2012 to 12/31/2012	$9.74217	$10.69515	0
01/01/2013 to 12/31/2013	$10.69515	$13.61166	0
01/01/2014 to 12/31/2014	$13.61166	$14.97170	0
01/01/2015 to 12/31/2015	$14.97170	$15.13029	0
01/01/2016 to 12/31/2016	$15.13029	$15.47705	0
01/01/2017 to 12/31/2017	$15.47705	$18.88893	0
01/01/2018 to 12/31/2018	$18.88893	$18.05295	0
01/01/2019 to 12/31/2019	$18.05295	$22.66351	0
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$7.78357	$8.55895	0
01/01/2011 to 12/31/2011	$8.55895	$8.23020	0
01/01/2012 to 12/31/2012	$8.23020	$9.25198	0
01/01/2013 to 12/31/2013	$9.25198	$11.70525	0
01/01/2014 to 12/31/2014	$11.70525	$12.59510	0
01/01/2015 to 12/31/2015	$12.59510	$11.68671	0
01/01/2016 to 12/31/2016	$11.68671	$13.14038	0
01/01/2017 to 12/31/2017	$13.14038	$14.51934	0
01/01/2018 to 12/31/2018	$14.51934	$12.63703	0
01/01/2019 to 12/31/2019	$12.63703	$15.97327	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$9.54996	$11.94529	0
01/01/2011 to 12/31/2011	$11.94529	$11.29851	0
01/01/2012 to 12/31/2012	$11.29851	$12.69673	0
01/01/2013 to 12/31/2013	$12.69673	$16.14186	0
01/01/2014 to 12/31/2014	$16.14186	$16.64833	0
01/01/2015 to 12/31/2015	$16.64833	$16.26146	0
01/01/2016 to 12/31/2016	$16.26146	$17.87924	0
01/01/2017 to 12/31/2017	$17.87924	$20.60392	0
01/01/2018 to 12/31/2018	$20.60392	$17.66162	0
01/01/2019 to 12/31/2019	$17.66162	$21.37282	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$9.04640	$10.61351	0
01/01/2011 to 12/31/2011	$10.61351	$9.93224	0
01/01/2012 to 12/31/2012	$9.93224	$11.27594	0
01/01/2013 to 12/31/2013	$11.27594	$14.51499	0
01/01/2014 to 12/31/2014	$14.51499	$15.57756	0
01/01/2015 to 12/31/2015	$15.57756	$13.92461	0
01/01/2016 to 12/31/2016	$13.92461	$16.86512	0
01/01/2017 to 12/31/2017	$16.86512	$18.17059	0
01/01/2018 to 12/31/2018	$18.17059	$15.34372	0
01/01/2019 to 12/31/2019	$15.34372	$18.54384	0
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$10.33253	$11.90028	0
01/01/2011 to 12/31/2011	$11.90028	$11.76024	0
01/01/2012 to 12/31/2012	$11.76024	$13.31300	0
01/01/2013 to 12/31/2013	$13.31300	$17.41141	0
01/01/2014 to 12/31/2014	$17.41141	$19.84278	0
01/01/2015 to 12/31/2015	$19.84278	$20.76764	0
01/01/2016 to 12/31/2016	$20.76764	$21.29246	0
01/01/2017 to 12/31/2017	$21.29246	$27.03985	0
01/01/2018 to 12/31/2018	$27.03985	$25.84042	0
01/01/2019 to 12/31/2019	$25.84042	$34.40625	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$11.47587	$13.16314	0
01/01/2011 to 12/31/2011	$13.16314	$13.10956	0
01/01/2012 to 12/31/2012	$13.10956	$13.13789	0
01/01/2013 to 12/31/2013	$13.13789	$15.87669	0
01/01/2014 to 12/31/2014	$15.87669	$13.78306	0
01/01/2015 to 12/31/2015	$13.78306	$10.28672	0
01/01/2016 to 12/31/2016	$10.28672	$12.44327	0
01/01/2017 to 12/31/2017	$12.44327	$11.73592	0
01/01/2018 to 12/31/2018	$11.73592	$9.11764	0
01/01/2019 to 12/31/2019	$9.11764	$9.63694	0
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$9.20287	$9.00638	0
01/01/2011 to 12/31/2011	$9.00638	$10.18794	0
01/01/2012 to 12/31/2012	$10.18794	$11.09871	0
01/01/2013 to 12/31/2013	$11.09871	$14.22929	0
01/01/2014 to 12/31/2014	$14.22929	$16.54259	0
01/01/2015 to 12/31/2015	$16.54259	$16.82830	0
01/01/2016 to 12/31/2016	$16.82830	$15.77987	0
01/01/2017 to 12/31/2017	$15.77987	$16.96276	0
01/01/2018 to 12/31/2018	$16.96276	$15.49524	0
01/01/2019 to 12/31/2019	$15.49524	$17.21137	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$13.34204	$17.27482	0
01/01/2011 to 12/31/2011	$17.27482	$13.59321	0
01/01/2012 to 12/31/2012	$13.59321	$11.31301	0
01/01/2013 to 12/31/2013	$11.31301	$6.83744	0
01/01/2014 to 12/31/2014	$6.83744	$5.06998	0
01/01/2015 to 12/31/2015	$5.06998	$3.31567	0
01/01/2016 to 12/31/2016	$3.31567	$5.03243	0
01/01/2017 to 12/31/2017	$5.03243	$5.16067	0
01/01/2018 to 12/31/2018	$5.16067	$4.34883	0
01/01/2019 to 12/31/2019	$4.34883	$6.18345	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$8.07187	$9.80353	0
01/01/2011 to 12/31/2011	$9.80353	$10.00271	0
01/01/2012 to 12/31/2012	$10.00271	$11.41510	0
01/01/2013 to 12/31/2013	$11.41510	$11.12858	0
01/01/2014 to 12/31/2014	$11.12858	$13.55114	0
01/01/2015 to 12/31/2015	$13.55114	$13.24164	0
01/01/2016 to 12/31/2016	$13.24164	$13.63680	0
01/01/2017 to 12/31/2017	$13.63680	$14.35252	0
01/01/2018 to 12/31/2018	$14.35252	$13.18092	0
01/01/2019 to 12/31/2019	$13.18092	$16.27363	0
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$7.02182	$5.74313	0
01/01/2011 to 12/31/2011	$5.74313	$3.49614	0
01/01/2012 to 12/31/2012	$3.49614	$3.16875	0
01/01/2013 to 12/31/2013	$3.16875	$3.59505	0
01/01/2014 to 12/31/2014	$3.59505	$2.44200	0
01/01/2015 to 12/31/2015	$2.44200	$2.34069	0
01/01/2016 to 12/31/2016	$2.34069	$2.16225	0
01/01/2017 to 12/31/2017	$2.16225	$1.85546	0
01/01/2018 to 12/31/2018	$1.85546	$1.88213	0
01/01/2019 to 12/31/2019	$1.88213	$1.51393	0
ProFund VP Semiconductor
01/01/2010 to 12/31/2010	$7.87504	$8.62208	0
01/01/2011 to 12/31/2011	$8.62208	$8.07072	0
01/01/2012 to 12/31/2012	$8.07072	$7.53254	0
01/01/2013 to 12/31/2013	$7.53254	$9.79292	0
01/01/2014 to 12/31/2014	$9.79292	$12.83204	0
01/01/2015 to 12/31/2015	$12.83204	$12.13901	0
01/01/2016 to 12/31/2016	$12.13901	$15.10065	0
01/01/2017 to 12/31/2017	$15.10065	$19.93925	0
01/01/2018 to 12/31/2018	$19.93925	$17.43091	0
01/01/2019 to 12/31/2019	$17.43091	$25.42866	0
ProFund VP Short Mid-Cap
01/01/2010 to 12/31/2010	$6.43501	$4.64763	0
01/01/2011 to 12/31/2011	$4.64763	$4.15463	0
01/01/2012 to 12/31/2012	$4.15463	$3.27943	0
01/01/2013 to 12/31/2013	$3.27943	$2.30935	0
01/01/2014 to 12/31/2014	$2.30935	$1.96949	0
01/01/2015 to 12/31/2015	$1.96949	$1.88560	0
01/01/2016 to 12/31/2016	$1.88560	$1.46591	0
01/01/2017 to 12/31/2017	$1.46591	$1.21578	0
01/01/2018 to 12/31/2018	$1.21578	$1.31392	0
01/01/2019 to 12/31/2019	$1.31392	$1.00885	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$6.33082	$4.85974	0
01/01/2011 to 12/31/2011	$4.85974	$4.23776	0
01/01/2012 to 12/31/2012	$4.23776	$3.35147	0
01/01/2013 to 12/31/2013	$3.35147	$2.30449	0
01/01/2014 to 12/31/2014	$2.30449	$1.80939	0
01/01/2015 to 12/31/2015	$1.80939	$1.53249	0
01/01/2016 to 12/31/2016	$1.53249	$1.34259	0
01/01/2017 to 12/31/2017	$1.34259	$0.97761	0
01/01/2018 to 12/31/2018	$0.97761	$0.92456	0
01/01/2019 to 12/31/2019	$0.92456	$0.64786	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Small-Cap
01/01/2010 to 12/31/2010	$6.40481	$4.43252	0
01/01/2011 to 12/31/2011	$4.43252	$3.92512	0
01/01/2012 to 12/31/2012	$3.92512	$3.09782	0
01/01/2013 to 12/31/2013	$3.09782	$2.07436	0
01/01/2014 to 12/31/2014	$2.07436	$1.83388	0
01/01/2015 to 12/31/2015	$1.83388	$1.77161	0
01/01/2016 to 12/31/2016	$1.77161	$1.35298	0
01/01/2017 to 12/31/2017	$1.35298	$1.13073	0
01/01/2018 to 12/31/2018	$1.13073	$1.21565	0
01/01/2019 to 12/31/2019	$1.21565	$0.93793	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$8.90339	$10.90299	0
01/01/2011 to 12/31/2011	$10.90299	$10.75614	0
01/01/2012 to 12/31/2012	$10.75614	$11.78356	0
01/01/2013 to 12/31/2013	$11.78356	$16.11724	0
01/01/2014 to 12/31/2014	$16.11724	$16.03926	0
01/01/2015 to 12/31/2015	$16.03926	$15.80544	0
01/01/2016 to 12/31/2016	$15.80544	$18.51077	0
01/01/2017 to 12/31/2017	$18.51077	$20.36930	0
01/01/2018 to 12/31/2018	$20.36930	$18.69636	0
01/01/2019 to 12/31/2019	$18.69636	$21.69157	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$8.45179	$10.05175	0
01/01/2011 to 12/31/2011	$10.05175	$9.38920	0
01/01/2012 to 12/31/2012	$9.38920	$10.62212	0
01/01/2013 to 12/31/2013	$10.62212	$14.24409	0
01/01/2014 to 12/31/2014	$14.24409	$14.68040	0
01/01/2015 to 12/31/2015	$14.68040	$13.11498	0
01/01/2016 to 12/31/2016	$13.11498	$16.45105	0
01/01/2017 to 12/31/2017	$16.45105	$17.58071	0
01/01/2018 to 12/31/2018	$17.58071	$14.68709	0
01/01/2019 to 12/31/2019	$14.68709	$17.53319	0
ProFund VP Technology
01/01/2010 to 12/31/2010	$10.56767	$11.39782	0
01/01/2011 to 12/31/2011	$11.39782	$10.95037	0
01/01/2012 to 12/31/2012	$10.95037	$11.76437	0
01/01/2013 to 12/31/2013	$11.76437	$14.34533	0
01/01/2014 to 12/31/2014	$14.34533	$16.50368	0
01/01/2015 to 12/31/2015	$16.50368	$16.46085	0
01/01/2016 to 12/31/2016	$16.46085	$18.01320	0
01/01/2017 to 12/31/2017	$18.01320	$23.72008	0
01/01/2018 to 12/31/2018	$23.72008	$22.56963	0
01/01/2019 to 12/31/2019	$22.56963	$31.91584	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$9.00431	$10.14618	0
01/01/2011 to 12/31/2011	$10.14618	$10.06740	0
01/01/2012 to 12/31/2012	$10.06740	$11.42463	0
01/01/2013 to 12/31/2013	$11.42463	$12.47067	0
01/01/2014 to 12/31/2014	$12.47067	$12.21515	0
01/01/2015 to 12/31/2015	$12.21515	$12.07855	0
01/01/2016 to 12/31/2016	$12.07855	$14.31349	0
01/01/2017 to 12/31/2017	$14.31349	$13.64621	0
01/01/2018 to 12/31/2018	$13.64621	$11.28202	0
01/01/2019 to 12/31/2019	$11.28202	$12.61164	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$10.09648	$10.82770	0
01/01/2011 to 12/31/2011	$10.82770	$15.13688	0
01/01/2012 to 12/31/2012	$15.13688	$14.88598	0
01/01/2013 to 12/31/2013	$14.88598	$11.72755	0
01/01/2014 to 12/31/2014	$11.72755	$15.57976	0
01/01/2015 to 12/31/2015	$15.57976	$14.31854	0
01/01/2016 to 12/31/2016	$14.31854	$13.90438	0
01/01/2017 to 12/31/2017	$13.90438	$14.82894	0
01/01/2018 to 12/31/2018	$14.82894	$13.65814	0
01/01/2019 to 12/31/2019	$13.65814	$15.72707	0
ProFund VP UltraBull
01/01/2010 to 12/31/2010	$5.41325	$6.44143	0
01/01/2011 to 12/31/2011	$6.44143	$5.97118	0
01/01/2012 to 12/31/2012	$5.97118	$7.49716	0
01/01/2013 to 12/31/2013	$7.49716	$12.27174	0
01/01/2014 to 12/31/2014	$12.27174	$14.73037	0
01/01/2015 to 12/31/2015	$14.73037	$13.93363	0
01/01/2016 to 12/31/2016	$13.93363	$16.09692	0
01/01/2017 to 12/31/2017	$16.09692	$22.11160	0
01/01/2018 to 12/31/2018	$22.11160	$18.19410	0
01/01/2019 to 12/31/2019	$18.19410	$28.38387	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$6.49549	$9.46987	0
01/01/2011 to 12/31/2011	$9.46987	$7.96495	0
01/01/2012 to 12/31/2012	$7.96495	$10.27789	0
01/01/2013 to 12/31/2013	$10.27789	$17.08000	0
01/01/2014 to 12/31/2014	$17.08000	$19.18817	0
01/01/2015 to 12/31/2015	$19.18817	$16.97922	0
01/01/2016 to 12/31/2016	$16.97922	$22.80933	0
01/01/2017 to 12/31/2017	$22.80933	$28.63015	0
01/01/2018 to 12/31/2018	$28.63015	$20.41699	0
01/01/2019 to 12/31/2019	$20.41699	$29.38974	0
ProFund VP UltraNASDAQ-100
01/01/2010 to 12/31/2010	$8.02910	$10.57514	0
01/01/2011 to 12/31/2011	$10.57514	$10.17764	0
01/01/2012 to 12/31/2012	$10.17764	$13.25839	0
01/01/2013 to 12/31/2013	$13.25839	$23.12179	0
01/01/2014 to 12/31/2014	$23.12179	$30.59239	0
01/01/2015 to 12/31/2015	$30.59239	$33.85059	0
01/01/2016 to 12/31/2016	$33.85059	$35.81616	0
01/01/2017 to 12/31/2017	$35.81616	$58.72888	0
01/01/2018 to 12/31/2018	$58.72888	$51.68378	0
01/01/2019 to 12/31/2019	$51.68378	$90.44503	0
ProFund VP UltraSmall-Cap
01/01/2010 to 12/31/2010	$4.98960	$7.21425	0
01/01/2011 to 12/31/2011	$7.21425	$5.70335	0
01/01/2012 to 12/31/2012	$5.70335	$7.19430	0
01/01/2013 to 12/31/2013	$7.19430	$13.08019	0
01/01/2014 to 12/31/2014	$13.08019	$13.42530	0
01/01/2015 to 12/31/2015	$13.42530	$11.37943	0
01/01/2016 to 12/31/2016	$11.37943	$15.47294	0
01/01/2017 to 12/31/2017	$15.47294	$18.86987	0
01/01/2018 to 12/31/2018	$18.86987	$13.42302	0
01/01/2019 to 12/31/2019	$13.42302	$19.26203	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
01/01/2010 to 12/31/2010	$10.14168	$10.46587	0
01/01/2011 to 12/31/2011	$10.46587	$11.97937	0
01/01/2012 to 12/31/2012	$11.97937	$11.68357	0
01/01/2013 to 12/31/2013	$11.68357	$12.89478	0
01/01/2014 to 12/31/2014	$12.89478	$15.81070	0
01/01/2015 to 12/31/2015	$15.81070	$14.41364	0
01/01/2016 to 12/31/2016	$14.41364	$16.15677	0
01/01/2017 to 12/31/2017	$16.15677	$17.41238	0
01/01/2018 to 12/31/2018	$17.41238	$17.44627	0
01/01/2019 to 12/31/2019	$17.44627	$20.87983	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$9.95424	$11.05384	0
01/01/2011 to 12/31/2011	$11.05384	$9.16088	0
01/01/2012 to 12/31/2012	$9.16088	$10.92060	0
01/01/2013 to 12/31/2013	$10.92060	$12.64376	0
01/01/2014 to 12/31/2014	$12.64376	$11.61118	0
01/01/2015 to 12/31/2015	$11.61118	$11.69002	0
01/01/2016 to 12/31/2016	$11.69002	$10.97893	0
01/01/2017 to 12/31/2017	$10.97893	$14.52441	0
01/01/2018 to 12/31/2018	$14.52441	$12.33231	0
01/01/2019 to 12/31/2019	$12.33231	$15.90159	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.92993	$10.74975	0
01/01/2011 to 12/31/2011	$10.74975	$9.13138	0
01/01/2012 to 12/31/2012	$9.13138	$10.11032	0
01/01/2013 to 12/31/2013	$10.11032	$11.81095	0
01/01/2014 to 12/31/2014	$11.81095	$10.89403	0
01/01/2015 to 12/31/2015	$10.89403	$10.85433	0
01/01/2016 to 12/31/2016	$10.85433	$10.91703	0
01/01/2017 to 12/31/2017	$10.91703	$13.27741	0
01/01/2018 to 12/31/2018	$13.27741	$10.75017	0
01/01/2019 to 12/31/2019	$10.75017	$12.09391	32
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.95682	$13.75666	177
01/01/2011 to 12/31/2011	$13.75666	$12.68176	168
01/01/2012 to 12/31/2012	$12.68176	$14.91518	209
01/01/2013 to 12/31/2013	$14.91518	$20.37009	17
01/01/2014 to 12/31/2014	$20.37009	$20.65143	44
01/01/2015 to 12/31/2015	$20.65143	$20.44054	28
01/01/2016 to 12/31/2016	$20.44054	$20.06318	15
01/01/2017 to 12/31/2017	$20.06318	$26.37410	20
01/01/2018 to 12/31/2018	$26.37410	$25.81772	0
01/01/2019 to 12/31/2019	$25.81772	$34.55011	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59300	$12.19362	0
01/01/2011 to 12/31/2011	$12.19362	$11.36138	0
01/01/2012 to 12/31/2012	$11.36138	$11.96296	0
01/01/2013 to 12/31/2013	$11.96296	$17.54294	0
01/01/2014 to 12/31/2014	$17.54294	$16.80062	0
01/01/2015 to 12/31/2015	$16.80062	$15.93263	0
01/01/2016 to 12/31/2016	$15.93263	$16.77705	0
01/01/2017 to 12/31/2017	$16.77705	$20.61380	0
01/01/2018 to 12/31/2018	$20.61380	$20.37063	0
01/01/2019 to 12/31/2019	$20.37063	$24.86297	0
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Nonqualified Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.96159	$11.04184	243,717
01/01/2011 to 12/31/2011	$11.04184	$10.64084	237,622
01/01/2012 to 12/31/2012	$10.64084	$11.85822	240,813
01/01/2013 to 12/31/2013	$11.85822	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
01/01/2018 to 12/31/2018	$14.91881	$13.56731	371,623
01/01/2019 to 12/31/2019	$13.56731	$15.58812	440,997
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$10.08543	$11.35313	184,259
01/01/2011 to 12/31/2011	$11.35313	$11.25238	191,948
01/01/2012 to 12/31/2012	$11.25238	$12.66016	256,281
01/01/2013 to 12/31/2013	$12.66016	$14.60882	239,800
01/01/2014 to 12/31/2014	$14.60882	$15.34617	259,478
01/01/2015 to 12/31/2015	$15.34617	$15.31476	288,381
01/01/2016 to 12/31/2016	$15.31476	$16.23932	347,500
01/01/2017 to 12/31/2017	$16.23932	$18.79860	347,344
01/01/2018 to 12/31/2018	$18.79860	$17.51425	312,366
01/01/2019 to 12/31/2019	$17.51425	$21.12943	358,071
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.80238	$9.75301	52,644
01/01/2011 to 12/31/2011	$9.75301	$9.48020	111,110
01/01/2012 to 12/31/2012	$9.48020	$10.35036	139,141
01/01/2013 to 12/31/2013	$10.35036	$11.52146	120,205
01/01/2014 to 12/31/2014	$11.52146	$11.99252	133,536
01/01/2015 to 12/31/2015	$11.99252	$11.85291	136,474
01/01/2016 to 12/31/2016	$11.85291	$12.29955	181,299
01/01/2017 to 12/31/2017	$12.29955	$14.15345	179,102
01/01/2018 to 12/31/2018	$14.15345	$12.90392	147,063
01/01/2019 to 12/31/2019	$12.90392	$15.08040	158,042
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.21620	$11.35945	323,653
01/01/2011 to 12/31/2011	$11.35945	$11.10921	402,312
01/01/2012 to 12/31/2012	$11.10921	$12.37020	420,485
01/01/2013 to 12/31/2013	$12.37020	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
01/01/2018 to 12/31/2018	$18.09358	$17.02790	1,178,792
01/01/2019 to 12/31/2019	$17.02790	$20.13092	1,383,121

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$18.14757	$18.66660	283,949
01/01/2011 to 12/31/2011	$18.66660	$18.89558	241,831
01/01/2012 to 12/31/2012	$18.89558	$19.58490	267,544
01/01/2013 to 12/31/2013	$19.58490	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743
01/01/2018 to 12/31/2018	$18.90772	$18.85686	356,268
01/01/2019 to 12/31/2019	$18.85686	$19.53091	356,556
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.78193	$10.97936	364,312
01/01/2011 to 12/31/2011	$10.97936	$10.60593	310,209
01/01/2012 to 12/31/2012	$10.60593	$11.94067	351,268
01/01/2013 to 12/31/2013	$11.94067	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771
01/01/2018 to 12/31/2018	$18.87402	$17.52258	932,850
01/01/2019 to 12/31/2019	$17.52258	$21.20681	1,359,282
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.20147	$9.75937	8,104
01/01/2011 to 12/31/2011	$9.75937	$9.17508	10,323
01/01/2012 to 12/31/2012	$9.17508	$11.51795	14,435
01/01/2013 to 12/31/2013	$11.51795	$11.89855	14,755
01/01/2014 to 12/31/2014	$11.89855	$13.41964	25,783
01/01/2015 to 12/31/2015	$13.41964	$13.27368	17,624
01/01/2016 to 12/31/2016	$13.27368	$13.25863	20,239
01/01/2017 to 12/31/2017	$13.25863	$14.55529	14,449
01/01/2018 to 12/31/2018	$14.55529	$13.73036	15,071
01/01/2019 to 12/31/2019	$13.73036	$17.00844	28,186
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$20.71416	$26.39075	88,762
01/01/2011 to 12/31/2011	$26.39075	$27.84886	75,280
01/01/2012 to 12/31/2012	$27.84886	$31.80172	92,654
01/01/2013 to 12/31/2013	$31.80172	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
01/01/2018 to 12/31/2018	$47.67631	$44.95306	51,481
01/01/2019 to 12/31/2019	$44.95306	$58.39609	46,577
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$24.04653	$30.17830	78,409
01/01/2011 to 12/31/2011	$30.17830	$30.26582	68,981
01/01/2012 to 12/31/2012	$30.26582	$34.66418	62,151
01/01/2013 to 12/31/2013	$34.66418	$47.63708	51,383
01/01/2014 to 12/31/2014	$47.63708	$50.55541	48,790
01/01/2015 to 12/31/2015	$50.55541	$47.30014	52,668
01/01/2016 to 12/31/2016	$47.30014	$58.21270	52,315
01/01/2017 to 12/31/2017	$58.21270	$64.65626	51,006
01/01/2018 to 12/31/2018	$64.65626	$55.00434	43,775
01/01/2019 to 12/31/2019	$55.00434	$66.78080	41,011

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$18.08713	$20.32352	182,892
01/01/2011 to 12/31/2011	$20.32352	$20.75893	158,058
01/01/2012 to 12/31/2012	$20.75893	$23.40259	149,195
01/01/2013 to 12/31/2013	$23.40259	$24.83224	127,818
01/01/2014 to 12/31/2014	$24.83224	$25.21272	119,011
01/01/2015 to 12/31/2015	$25.21272	$24.07132	117,177
01/01/2016 to 12/31/2016	$24.07132	$27.49997	134,011
01/01/2017 to 12/31/2017	$27.49997	$29.25979	118,798
01/01/2018 to 12/31/2018	$29.25979	$28.39032	116,416
01/01/2019 to 12/31/2019	$28.39032	$32.40652	129,389
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$17.40422	$19.49750	184,694
01/01/2011 to 12/31/2011	$19.49750	$18.49519	150,135
01/01/2012 to 12/31/2012	$18.49519	$21.40211	129,302
01/01/2013 to 12/31/2013	$21.40211	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438
01/01/2018 to 12/31/2018	$42.64461	$36.24151	106,010
01/01/2019 to 12/31/2019	$36.24151	$46.47188	107,070
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$20.36525	$21.60723	99,329
01/01/2011 to 12/31/2011	$21.60723	$19.43423	88,820
01/01/2012 to 12/31/2012	$19.43423	$23.45510	106,686
01/01/2013 to 12/31/2013	$23.45510	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
01/01/2018 to 12/31/2018	$30.94853	$25.28549	130,028
01/01/2019 to 12/31/2019	$25.28549	$31.84726	120,904
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$20.60587	$21.89274	83,097
01/01/2011 to 12/31/2011	$21.89274	$21.72461	94,146
01/01/2012 to 12/31/2012	$21.72461	$23.81283	101,774
01/01/2013 to 12/31/2013	$23.81283	$26.17549	113,447
01/01/2014 to 12/31/2014	$26.17549	$27.32580	111,693
01/01/2015 to 12/31/2015	$27.32580	$27.00336	113,673
01/01/2016 to 12/31/2016	$27.00336	$27.75991	118,334
01/01/2017 to 12/31/2017	$27.75991	$30.81994	120,417
01/01/2018 to 12/31/2018	$30.81994	$28.94613	110,885
01/01/2019 to 12/31/2019	$28.94613	$32.84319	127,531
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$15.97101	$18.93443	364,357
01/01/2011 to 12/31/2011	$18.93443	$18.57408	314,477
01/01/2012 to 12/31/2012	$18.57408	$20.64367	298,859
01/01/2013 to 12/31/2013	$20.64367	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997
01/01/2018 to 12/31/2018	$45.83946	$44.15911	304,719
01/01/2019 to 12/31/2019	$44.15911	$57.54562	290,184

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$13.96444	$15.49029	128,001
01/01/2011 to 12/31/2011	$15.49029	$14.85514	129,617
01/01/2012 to 12/31/2012	$14.85514	$18.10048	130,547
01/01/2013 to 12/31/2013	$18.10048	$22.87131	118,400
01/01/2014 to 12/31/2014	$22.87131	$23.46465	130,400
01/01/2015 to 12/31/2015	$23.46465	$22.88968	137,627
01/01/2016 to 12/31/2016	$22.88968	$24.27273	113,301
01/01/2017 to 12/31/2017	$24.27273	$29.75940	143,045
01/01/2018 to 12/31/2018	$29.75940	$26.64602	134,652
01/01/2019 to 12/31/2019	$26.64602	$34.28218	129,332
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.36988	163,468
01/01/2013 to 12/31/2013	$10.36988	$12.20785	196,043
01/01/2014 to 12/31/2014	$12.20785	$12.70680	234,433
01/01/2015 to 12/31/2015	$12.70680	$12.42361	185,975
01/01/2016 to 12/31/2016	$12.42361	$12.83122	170,794
01/01/2017 to 12/31/2017	$12.83122	$14.79827	195,106
01/01/2018 to 12/31/2018	$14.79827	$13.43728	165,396
01/01/2019 to 12/31/2019	$13.43728	$16.33113	184,101
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$7.75095	$8.65441	303,538
01/01/2011 to 12/31/2011	$8.65441	$8.51702	270,926
01/01/2012 to 12/31/2012	$8.51702	$9.87231	195,704
01/01/2013 to 12/31/2013	$9.87231	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208
01/01/2018 to 12/31/2018	$19.92992	$20.15385	220,898
01/01/2019 to 12/31/2019	$20.15385	$27.49017	235,797
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$4.94864	$5.87050	288,663
01/01/2011 to 12/31/2011	$5.87050	$5.63884	242,754
01/01/2012 to 12/31/2012	$5.63884	$6.67744	295,653
01/01/2013 to 12/31/2013	$6.67744	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462
01/01/2018 to 12/31/2018	$11.40704	$10.80137	621,352
01/01/2019 to 12/31/2019	$10.80137	$13.91803	660,545
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$28.55300	$34.89213	147,445
01/01/2011 to 12/31/2011	$34.89213	$33.68548	125,064
01/01/2012 to 12/31/2012	$33.68548	$39.06036	118,486
01/01/2013 to 12/31/2013	$39.06036	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168
01/01/2018 to 12/31/2018	$76.51155	$63.28798	97,799
01/01/2019 to 12/31/2019	$63.28798	$75.82226	92,932

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.94265	$11.97851	203,990
01/01/2011 to 12/31/2011	$11.97851	$11.97699	173,004
01/01/2012 to 12/31/2012	$11.97699	$13.08726	274,996
01/01/2013 to 12/31/2013	$13.08726	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
01/01/2018 to 12/31/2018	$16.73327	$16.09460	620,067
01/01/2019 to 12/31/2019	$16.09460	$18.28231	656,877
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.50747	$10.02421	119,611
01/01/2011 to 12/31/2011	$10.02421	$9.30737	121,090
01/01/2012 to 12/31/2012	$9.30737	$10.40479	69,098
01/01/2013 to 12/31/2013	$10.40479	$12.05451	57,048
01/01/2014 to 12/31/2014	$12.05451	$13.03159	91,309
01/01/2015 to 12/31/2015	$13.03159	$12.82229	236,779
01/01/2016 to 12/31/2016	$12.82229	$13.97569	294,371
01/01/2017 to 12/31/2017	$13.97569	$16.06333	629,980
01/01/2018 to 12/31/2018	$16.06333	$14.69404	560,227
01/01/2019 to 12/31/2019	$14.69404	$17.33702	700,212
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$11.13529	$12.68306	148,208
01/01/2011 to 12/31/2011	$12.68306	$12.99051	123,296
01/01/2012 to 12/31/2012	$12.99051	$15.27887	121,362
01/01/2013 to 12/31/2013	$15.27887	$20.03106	108,667
01/01/2014 to 12/31/2014	$20.03106	$23.24438	131,331
01/01/2015 to 12/31/2015	$23.24438	$23.72061	133,482
01/01/2016 to 12/31/2016	$23.72061	$26.97020	132,429
01/01/2017 to 12/31/2017	$26.97020	$32.64232	120,335
01/01/2018 to 12/31/2018	$32.64232	$29.65905	141,131
01/01/2019 to 12/31/2019	$29.65905	$36.54615	137,851
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99917	$8.93949	0
01/01/2012 to 12/31/2012	$8.93949	$10.01453	5,703
01/01/2013 to 12/31/2013	$10.01453	$12.13505	7,780
01/01/2014 to 12/31/2014	$12.13505	$12.79471	37,229
01/01/2015 to 12/31/2015	$12.79471	$12.68580	42,256
01/01/2016 to 12/31/2016	$12.68580	$13.35312	60,495
01/01/2017 to 12/31/2017	$13.35312	$15.62461	53,957
01/01/2018 to 12/31/2018	$15.62461	$14.45795	46,702
01/01/2019 to 12/31/2019	$14.45795	$17.34851	43,701
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.91508	$13.01055	81,914
01/01/2011 to 12/31/2011	$13.01055	$11.19172	137,269
01/01/2012 to 12/31/2012	$11.19172	$13.30374	130,099
01/01/2013 to 12/31/2013	$13.30374	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
01/01/2018 to 12/31/2018	$26.05411	$22.99549	128,121
01/01/2019 to 12/31/2019	$22.99549	$31.07100	128,089

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$20.48991	$25.55800	142,958
01/01/2011 to 12/31/2011	$25.55800	$23.79052	125,180
01/01/2012 to 12/31/2012	$23.79052	$27.82968	104,650
01/01/2013 to 12/31/2013	$27.82968	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
01/01/2018 to 12/31/2018	$50.80672	$41.70798	100,361
01/01/2019 to 12/31/2019	$41.70798	$50.36634	90,240
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$23.12004	$25.52903	132,162
01/01/2011 to 12/31/2011	$25.52903	$25.77538	105,184
01/01/2012 to 12/31/2012	$25.77538	$28.96141	159,208
01/01/2013 to 12/31/2013	$28.96141	$33.49821	197,834
01/01/2014 to 12/31/2014	$33.49821	$35.11320	243,904
01/01/2015 to 12/31/2015	$35.11320	$34.77685	273,978
01/01/2016 to 12/31/2016	$34.77685	$37.02698	341,435
01/01/2017 to 12/31/2017	$37.02698	$42.30547	347,846
01/01/2018 to 12/31/2018	$42.30547	$39.64949	370,237
01/01/2019 to 12/31/2019	$39.64949	$47.43491	445,916
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.73192	$11.94657	84,321
01/01/2011 to 12/31/2011	$11.94657	$11.76908	70,324
01/01/2012 to 12/31/2012	$11.76908	$13.21280	70,906
01/01/2013 to 12/31/2013	$13.21280	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551
01/01/2018 to 12/31/2018	$19.96351	$17.84384	88,314
01/01/2019 to 12/31/2019	$17.84384	$22.25316	585,828
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$49.41639	$58.92879	51,233
01/01/2011 to 12/31/2011	$58.92879	$49.63707	45,841
01/01/2012 to 12/31/2012	$49.63707	$50.91767	40,026
01/01/2013 to 12/31/2013	$50.91767	$58.16181	34,744
01/01/2014 to 12/31/2014	$58.16181	$52.76641	34,309
01/01/2015 to 12/31/2015	$52.76641	$42.18148	39,346
01/01/2016 to 12/31/2016	$42.18148	$52.03982	36,992
01/01/2017 to 12/31/2017	$52.03982	$56.83055	36,860
01/01/2018 to 12/31/2018	$56.83055	$46.89028	33,537
01/01/2019 to 12/31/2019	$46.89028	$54.25085	33,379
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$17.48558	$18.30498	130,474
01/01/2011 to 12/31/2011	$18.30498	$18.86935	127,285
01/01/2012 to 12/31/2012	$18.86935	$19.65672	130,910
01/01/2013 to 12/31/2013	$19.65672	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155
01/01/2018 to 12/31/2018	$18.37684	$18.55587	118,555
01/01/2019 to 12/31/2019	$18.55587	$18.66503	136,761

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.88890	$14.54868	63,900
01/01/2011 to 12/31/2011	$14.54868	$13.90624	39,508
01/01/2012 to 12/31/2012	$13.90624	$16.30177	57,927
01/01/2013 to 12/31/2013	$16.30177	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
01/01/2018 to 12/31/2018	$29.78331	$24.61150	31,156
01/01/2019 to 12/31/2019	$24.61150	$29.03026	32,563
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$9.02003	$10.23683	85,069
01/01/2011 to 12/31/2011	$10.23683	$9.78440	56,049
01/01/2012 to 12/31/2012	$9.78440	$10.75268	53,655
01/01/2013 to 12/31/2013	$10.75268	$12.82771	94,298
01/01/2014 to 12/31/2014	$12.82771	$13.39852	148,953
01/01/2015 to 12/31/2015	$13.39852	$13.18066	134,144
01/01/2016 to 12/31/2016	$13.18066	$13.90040	167,653
01/01/2017 to 12/31/2017	$13.90040	$15.63242	174,058
01/01/2018 to 12/31/2018	$15.63242	$14.70192	147,928
01/01/2019 to 12/31/2019	$14.70192	$17.54654	191,206
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.35775	$11.05377	13,807
01/01/2011 to 12/31/2011	$11.05377	$11.60263	26,245
01/01/2012 to 12/31/2012	$11.60263	$12.38854	38,757
01/01/2013 to 12/31/2013	$12.38854	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254
01/01/2018 to 12/31/2018	$14.07930	$13.62211	393,461
01/01/2019 to 12/31/2019	$13.62211	$15.14479	450,459
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Qualified Beneficiary Continuation Option - 1.40% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.79831	$10.81708	6,859,093
01/01/2011 to 12/31/2011	$10.81708	$10.38228	5,711,531
01/01/2012 to 12/31/2012	$10.38228	$11.52309	4,919,010
01/01/2013 to 12/31/2013	$11.52309	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
01/01/2018 to 12/31/2018	$14.20671	$12.86718	6,259,360
01/01/2019 to 12/31/2019	$12.86718	$14.72391	5,536,253
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.93166	$11.13490	1,675,735
01/01/2011 to 12/31/2011	$11.13490	$10.99153	1,435,903
01/01/2012 to 12/31/2012	$10.99153	$12.31673	1,418,761
01/01/2013 to 12/31/2013	$12.31673	$14.15498	1,598,371
01/01/2014 to 12/31/2014	$14.15498	$14.80940	2,050,271
01/01/2015 to 12/31/2015	$14.80940	$14.71926	2,247,984
01/01/2016 to 12/31/2016	$14.71926	$15.54500	2,972,623
01/01/2017 to 12/31/2017	$15.54500	$17.92228	3,782,375
01/01/2018 to 12/31/2018	$17.92228	$16.62986	3,872,669
01/01/2019 to 12/31/2019	$16.62986	$19.98140	3,455,129
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.72709	$9.63045	1,076,591
01/01/2011 to 12/31/2011	$9.63045	$9.32329	1,088,402
01/01/2012 to 12/31/2012	$9.32329	$10.13781	1,208,847
01/01/2013 to 12/31/2013	$10.13781	$11.23930	1,075,643
01/01/2014 to 12/31/2014	$11.23930	$11.65145	1,047,164
01/01/2015 to 12/31/2015	$11.65145	$11.46930	988,104
01/01/2016 to 12/31/2016	$11.46930	$11.85353	1,029,666
01/01/2017 to 12/31/2017	$11.85353	$13.58528	977,838
01/01/2018 to 12/31/2018	$13.58528	$12.33556	981,054
01/01/2019 to 12/31/2019	$12.33556	$14.35795	842,860
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.04850	$11.12800	5,591,782
01/01/2011 to 12/31/2011	$11.12800	$10.83909	4,650,465
01/01/2012 to 12/31/2012	$10.83909	$12.02056	4,624,114
01/01/2013 to 12/31/2013	$12.02056	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
01/01/2018 to 12/31/2018	$17.23020	$16.14950	5,745,479
01/01/2019 to 12/31/2019	$16.14950	$19.01531	5,379,230

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$17.10139	$17.51939	10,893,336
01/01/2011 to 12/31/2011	$17.51939	$17.66265	8,916,345
01/01/2012 to 12/31/2012	$17.66265	$18.23283	7,531,093
01/01/2013 to 12/31/2013	$18.23283	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
01/01/2018 to 12/31/2018	$17.24996	$17.13398	3,463,246
01/01/2019 to 12/31/2019	$17.13398	$17.67486	3,330,585
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.62144	$10.75564	5,658,094
01/01/2011 to 12/31/2011	$10.75564	$10.34786	4,500,509
01/01/2012 to 12/31/2012	$10.34786	$11.60294	3,975,636
01/01/2013 to 12/31/2013	$11.60294	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
01/01/2018 to 12/31/2018	$17.97320	$16.61840	9,994,935
01/01/2019 to 12/31/2019	$16.61840	$20.03129	8,654,530
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.15324	$9.66300	613
01/01/2011 to 12/31/2011	$9.66300	$9.04780	1,153
01/01/2012 to 12/31/2012	$9.04780	$11.31224	4,307
01/01/2013 to 12/31/2013	$11.31224	$11.63885	4,634
01/01/2014 to 12/31/2014	$11.63885	$13.07381	9,529
01/01/2015 to 12/31/2015	$13.07381	$12.87917	9,006
01/01/2016 to 12/31/2016	$12.87917	$12.81297	9,651
01/01/2017 to 12/31/2017	$12.81297	$14.00933	12,593
01/01/2018 to 12/31/2018	$14.00933	$13.16170	11,053
01/01/2019 to 12/31/2019	$13.16170	$16.23816	11,581
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$19.73162	$25.03747	2,054,835
01/01/2011 to 12/31/2011	$25.03747	$26.31435	1,636,127
01/01/2012 to 12/31/2012	$26.31435	$29.92769	1,447,772
01/01/2013 to 12/31/2013	$29.92769	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
01/01/2018 to 12/31/2018	$43.96916	$41.28906	583,093
01/01/2019 to 12/31/2019	$41.28906	$53.41975	517,363
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$22.90617	$28.63102	2,139,113
01/01/2011 to 12/31/2011	$28.63102	$28.59829	1,706,410
01/01/2012 to 12/31/2012	$28.59829	$32.62172	1,431,288
01/01/2013 to 12/31/2013	$32.62172	$44.64913	1,250,722
01/01/2014 to 12/31/2014	$44.64913	$47.19296	1,086,290
01/01/2015 to 12/31/2015	$47.19296	$43.97560	935,154
01/01/2016 to 12/31/2016	$43.97560	$53.90327	800,779
01/01/2017 to 12/31/2017	$53.90327	$59.62848	694,243
01/01/2018 to 12/31/2018	$59.62848	$50.52072	599,847
01/01/2019 to 12/31/2019	$50.52072	$61.08934	537,596

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$17.60796	$19.70522	6,013,578
01/01/2011 to 12/31/2011	$19.70522	$20.04621	4,860,005
01/01/2012 to 12/31/2012	$20.04621	$22.50759	4,606,006
01/01/2013 to 12/31/2013	$22.50759	$23.78603	3,969,184
01/01/2014 to 12/31/2014	$23.78603	$24.05291	2,555,840
01/01/2015 to 12/31/2015	$24.05291	$22.87106	2,162,116
01/01/2016 to 12/31/2016	$22.87106	$26.02347	2,049,277
01/01/2017 to 12/31/2017	$26.02347	$27.57716	1,858,588
01/01/2018 to 12/31/2018	$27.57716	$26.64894	1,411,625
01/01/2019 to 12/31/2019	$26.64894	$30.29598	1,326,908
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$17.31043	$19.31418	4,821,463
01/01/2011 to 12/31/2011	$19.31418	$18.24735	3,892,159
01/01/2012 to 12/31/2012	$18.24735	$21.02975	3,307,201
01/01/2013 to 12/31/2013	$21.02975	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
01/01/2018 to 12/31/2018	$41.06394	$34.75632	1,560,509
01/01/2019 to 12/31/2019	$34.75632	$44.38727	1,398,612
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$32.16453	$33.98828	2,383,365
01/01/2011 to 12/31/2011	$33.98828	$30.44657	1,957,140
01/01/2012 to 12/31/2012	$30.44657	$36.59713	1,679,191
01/01/2013 to 12/31/2013	$36.59713	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
01/01/2018 to 12/31/2018	$47.32249	$38.50595	867,932
01/01/2019 to 12/31/2019	$38.50595	$48.30270	761,508
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$21.24283	$22.47846	3,035,081
01/01/2011 to 12/31/2011	$22.47846	$22.21586	2,464,540
01/01/2012 to 12/31/2012	$22.21586	$24.25260	2,113,388
01/01/2013 to 12/31/2013	$24.25260	$26.55124	1,842,468
01/01/2014 to 12/31/2014	$26.55124	$27.60595	1,643,068
01/01/2015 to 12/31/2015	$27.60595	$27.16973	1,500,221
01/01/2016 to 12/31/2016	$27.16973	$27.81835	1,413,371
01/01/2017 to 12/31/2017	$27.81835	$30.76036	1,385,459
01/01/2018 to 12/31/2018	$30.76036	$28.77270	1,277,500
01/01/2019 to 12/31/2019	$28.77270	$32.51436	1,127,514
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$15.21143	$17.96108	13,671,294
01/01/2011 to 12/31/2011	$17.96108	$17.54824	10,865,925
01/01/2012 to 12/31/2012	$17.54824	$19.42466	9,007,613
01/01/2013 to 12/31/2013	$19.42466	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
01/01/2018 to 12/31/2018	$42.26955	$40.55449	7,331,268
01/01/2019 to 12/31/2019	$40.55449	$52.63467	6,440,550

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$13.39896	$14.80290	1,882,386
01/01/2011 to 12/31/2011	$14.80290	$14.13870	1,567,778
01/01/2012 to 12/31/2012	$14.13870	$17.15779	1,345,547
01/01/2013 to 12/31/2013	$17.15779	$21.59260	1,264,615
01/01/2014 to 12/31/2014	$21.59260	$22.06323	1,103,149
01/01/2015 to 12/31/2015	$22.06323	$21.43554	990,398
01/01/2016 to 12/31/2016	$21.43554	$22.63908	892,389
01/01/2017 to 12/31/2017	$22.63908	$27.64470	828,684
01/01/2018 to 12/31/2018	$27.64470	$24.65191	771,766
01/01/2019 to 12/31/2019	$24.65191	$31.58841	671,199
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99884	$10.34147	4,901,121
01/01/2013 to 12/31/2013	$10.34147	$12.12535	4,080,500
01/01/2014 to 12/31/2014	$12.12535	$12.56996	3,469,189
01/01/2015 to 12/31/2015	$12.56996	$12.24008	3,033,702
01/01/2016 to 12/31/2016	$12.24008	$12.59068	2,680,231
01/01/2017 to 12/31/2017	$12.59068	$14.46236	2,401,480
01/01/2018 to 12/31/2018	$14.46236	$13.07893	2,064,578
01/01/2019 to 12/31/2019	$13.07893	$15.83125	1,825,743
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$7.43685	$8.27021	12,292,529
01/01/2011 to 12/31/2011	$8.27021	$8.10610	10,114,014
01/01/2012 to 12/31/2012	$8.10610	$9.35791	8,473,688
01/01/2013 to 12/31/2013	$9.35791	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709
01/01/2018 to 12/31/2018	$18.51334	$18.64522	3,893,316
01/01/2019 to 12/31/2019	$18.64522	$25.32966	3,439,971
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$4.75836	$5.62196	6,101,814
01/01/2011 to 12/31/2011	$5.62196	$5.37833	4,535,367
01/01/2012 to 12/31/2012	$5.37833	$6.34316	3,777,430
01/01/2013 to 12/31/2013	$6.34316	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
01/01/2018 to 12/31/2018	$10.61894	$10.01412	10,727,702
01/01/2019 to 12/31/2019	$10.01412	$12.85141	9,266,517
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$28.05100	$34.14026	5,420,696
01/01/2011 to 12/31/2011	$34.14026	$32.82655	4,323,383
01/01/2012 to 12/31/2012	$32.82655	$37.91024	3,538,167
01/01/2013 to 12/31/2013	$37.91024	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
01/01/2018 to 12/31/2018	$72.77285	$59.95055	1,521,349
01/01/2019 to 12/31/2019	$59.95055	$71.53346	1,343,273

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.76349	$11.73478	5,322,609
01/01/2011 to 12/31/2011	$11.73478	$11.68598	5,359,826
01/01/2012 to 12/31/2012	$11.68598	$12.71758	5,429,828
01/01/2013 to 12/31/2013	$12.71758	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
01/01/2018 to 12/31/2018	$15.93508	$15.26462	6,058,564
01/01/2019 to 12/31/2019	$15.26462	$17.26955	5,375,267
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.37763	$9.83135	1,121,959
01/01/2011 to 12/31/2011	$9.83135	$9.09146	986,838
01/01/2012 to 12/31/2012	$9.09146	$10.12224	1,006,570
01/01/2013 to 12/31/2013	$10.12224	$11.67981	908,794
01/01/2014 to 12/31/2014	$11.67981	$12.57551	1,537,876
01/01/2015 to 12/31/2015	$12.57551	$12.32353	2,144,128
01/01/2016 to 12/31/2016	$12.32353	$13.37799	3,114,057
01/01/2017 to 12/31/2017	$13.37799	$15.31448	6,106,309
01/01/2018 to 12/31/2018	$15.31448	$13.95200	5,913,093
01/01/2019 to 12/31/2019	$13.95200	$16.39502	5,155,128
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$10.60728	$12.03274	4,770,751
01/01/2011 to 12/31/2011	$12.03274	$12.27465	3,959,676
01/01/2012 to 12/31/2012	$12.27465	$14.37843	3,213,985
01/01/2013 to 12/31/2013	$14.37843	$18.77444	2,695,646
01/01/2014 to 12/31/2014	$18.77444	$21.69801	2,432,339
01/01/2015 to 12/31/2015	$21.69801	$22.05306	2,070,601
01/01/2016 to 12/31/2016	$22.05306	$24.97319	1,850,927
01/01/2017 to 12/31/2017	$24.97319	$30.10357	1,641,725
01/01/2018 to 12/31/2018	$30.10357	$27.24112	1,409,851
01/01/2019 to 12/31/2019	$27.24112	$33.43119	1,226,964
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99884	$8.91513	0
01/01/2012 to 12/31/2012	$8.91513	$9.94679	0
01/01/2013 to 12/31/2013	$9.94679	$12.00409	17,447
01/01/2014 to 12/31/2014	$12.00409	$12.60549	16,537
01/01/2015 to 12/31/2015	$12.60549	$12.44771	39,913
01/01/2016 to 12/31/2016	$12.44771	$13.04968	69,989
01/01/2017 to 12/31/2017	$13.04968	$15.20802	121,143
01/01/2018 to 12/31/2018	$15.20802	$14.01525	117,425
01/01/2019 to 12/31/2019	$14.01525	$16.74932	124,461
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.55274	$12.48459	2,233,337
01/01/2011 to 12/31/2011	$12.48459	$10.69598	6,022,637
01/01/2012 to 12/31/2012	$10.69598	$12.66302	4,924,697
01/01/2013 to 12/31/2013	$12.66302	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
01/01/2018 to 12/31/2018	$24.30313	$21.36279	2,227,050
01/01/2019 to 12/31/2019	$21.36279	$28.74833	1,923,581

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$19.43917	$24.14936	4,383,068
01/01/2011 to 12/31/2011	$24.14936	$22.38867	3,448,221
01/01/2012 to 12/31/2012	$22.38867	$26.08383	2,840,903
01/01/2013 to 12/31/2013	$26.08383	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
01/01/2018 to 12/31/2018	$46.66633	$38.15322	1,225,607
01/01/2019 to 12/31/2019	$38.15322	$45.88763	1,088,105
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$23.18567	$25.49814	4,310,936
01/01/2011 to 12/31/2011	$25.49814	$25.64038	3,582,585
01/01/2012 to 12/31/2012	$25.64038	$28.69302	3,198,085
01/01/2013 to 12/31/2013	$28.69302	$33.05369	3,045,131
01/01/2014 to 12/31/2014	$33.05369	$34.50721	3,033,107
01/01/2015 to 12/31/2015	$34.50721	$34.03841	3,090,797
01/01/2016 to 12/31/2016	$34.03841	$36.09484	2,947,259
01/01/2017 to 12/31/2017	$36.09484	$41.07424	3,094,364
01/01/2018 to 12/31/2018	$41.07424	$38.33899	2,973,482
01/01/2019 to 12/31/2019	$38.33899	$45.68190	2,631,974
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.33955	$11.46331	2,336,317
01/01/2011 to 12/31/2011	$11.46331	$11.24735	1,901,525
01/01/2012 to 12/31/2012	$11.24735	$12.57594	1,508,096
01/01/2013 to 12/31/2013	$12.57594	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139
01/01/2018 to 12/31/2018	$18.62075	$16.57594	580,362
01/01/2019 to 12/31/2019	$16.57594	$20.58841	6,552,217
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$46.56557	$55.30491	1,447,315
01/01/2011 to 12/31/2011	$55.30491	$46.39649	1,197,760
01/01/2012 to 12/31/2012	$46.39649	$47.40074	955,065
01/01/2013 to 12/31/2013	$47.40074	$53.92569	760,187
01/01/2014 to 12/31/2014	$53.92569	$48.72523	662,880
01/01/2015 to 12/31/2015	$48.72523	$38.79334	572,522
01/01/2016 to 12/31/2016	$38.79334	$47.66698	528,023
01/01/2017 to 12/31/2017	$47.66698	$51.84538	419,659
01/01/2018 to 12/31/2018	$51.84538	$42.60308	357,928
01/01/2019 to 12/31/2019	$42.60308	$49.09154	316,127
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$16.28603	$16.98032	3,320,976
01/01/2011 to 12/31/2011	$16.98032	$17.43333	2,810,279
01/01/2012 to 12/31/2012	$17.43333	$18.08731	2,390,182
01/01/2013 to 12/31/2013	$18.08731	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
01/01/2018 to 12/31/2018	$16.57098	$16.66437	1,139,725
01/01/2019 to 12/31/2019	$16.66437	$16.69463	1,083,981

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.45433	$13.96046	1,567,706
01/01/2011 to 12/31/2011	$13.96046	$13.29015	1,252,740
01/01/2012 to 12/31/2012	$13.29015	$15.51644	1,045,623
01/01/2013 to 12/31/2013	$15.51644	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
01/01/2018 to 12/31/2018	$27.78102	$22.86353	446,219
01/01/2019 to 12/31/2019	$22.86353	$26.85937	387,825
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.87198	$10.02815	1,379,070
01/01/2011 to 12/31/2011	$10.02815	$9.54634	1,023,053
01/01/2012 to 12/31/2012	$9.54634	$10.44870	894,290
01/01/2013 to 12/31/2013	$10.44870	$12.41476	1,073,146
01/01/2014 to 12/31/2014	$12.41476	$12.91475	900,417
01/01/2015 to 12/31/2015	$12.91475	$12.65328	811,799
01/01/2016 to 12/31/2016	$12.65328	$13.29053	872,743
01/01/2017 to 12/31/2017	$13.29053	$14.88638	886,232
01/01/2018 to 12/31/2018	$14.88638	$13.94339	803,011
01/01/2019 to 12/31/2019	$13.94339	$16.57398	739,085
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.26911	$10.91487	675,981
01/01/2011 to 12/31/2011	$10.91487	$11.41068	908,418
01/01/2012 to 12/31/2012	$11.41068	$12.13428	951,592
01/01/2013 to 12/31/2013	$12.13428	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
01/01/2018 to 12/31/2018	$13.51423	$13.02235	2,708,965
01/01/2019 to 12/31/2019	$13.02235	$14.41951	2,741,774
*Denotes the start date of these sub-accounts

A-1

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of GRO Plus, EBP or HAV Cliff M&E (0.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.60730	$11.94339	254,519
01/01/2013 to 12/31/2013	$11.94339	$13.01638	606,620
01/01/2014 to 12/31/2014	$13.01638	$13.39182	755,726
01/01/2015 to 12/31/2015	$13.39182	$12.84414	770,816
01/01/2016 to 12/31/2016	$12.84414	$13.53517	1,027,754
01/01/2017 to 12/31/2017	$13.53517	$15.10166	1,338,105
01/01/2018 to 12/31/2018	$15.10166	$13.74762	1,104,027
01/01/2019 to 12/31/2019	$13.74762	$15.81116	1,243,853
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.26595	$12.45894	202,391
01/01/2013 to 12/31/2013	$12.45894	$14.52571	630,765
01/01/2014 to 12/31/2014	$14.52571	$15.33385	797,400
01/01/2015 to 12/31/2015	$15.33385	$15.26817	960,602
01/01/2016 to 12/31/2016	$15.26817	$16.08391	1,166,432
01/01/2017 to 12/31/2017	$16.08391	$18.31530	1,470,996
01/01/2018 to 12/31/2018	$18.31530	$17.25409	1,395,903
01/01/2019 to 12/31/2019	$17.25409	$20.41899	1,444,128
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$13.23433	$13.58258	431,982
01/01/2013 to 12/31/2013	$13.58258	$13.16746	1,072,764
01/01/2014 to 12/31/2014	$13.16746	$13.03622	1,250,697
01/01/2015 to 12/31/2015	$13.03622	$12.98146	1,225,601
01/01/2016 to 12/31/2016	$12.98146	$13.07579	1,235,359
01/01/2017 to 12/31/2017	$13.07579	$13.17902	1,216,435
01/01/2018 to 12/31/2018	$13.17902	$13.15709	1,032,083
01/01/2019 to 12/31/2019	$13.15709	$13.64112	982,721
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$15.52103	$16.38647	341,112
01/01/2013 to 12/31/2013	$16.38647	$15.94068	704,600
01/01/2014 to 12/31/2014	$15.94068	$16.46558	808,900
01/01/2015 to 12/31/2015	$16.46558	$15.97348	837,026
01/01/2016 to 12/31/2016	$15.97348	$16.49909	1,073,699
01/01/2017 to 12/31/2017	$16.49909	$17.06409	1,197,598
01/01/2018 to 12/31/2018	$17.06409	$16.79822	1,052,234
01/01/2019 to 12/31/2019	$16.79822	$18.18279	1,059,337
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.93777	$12.02621	227,250
01/01/2013 to 12/31/2013	$12.02621	$14.62099	632,115
01/01/2014 to 12/31/2014	$14.62099	$15.50291	1,069,359
01/01/2015 to 12/31/2015	$15.50291	$15.44535	1,351,677
01/01/2016 to 12/31/2016	$15.44535	$16.35293	2,037,942
01/01/2017 to 12/31/2017	$16.35293	$19.10533	2,541,537
01/01/2018 to 12/31/2018	$19.10533	$17.75531	2,639,219
01/01/2019 to 12/31/2019	$17.75531	$21.51007	2,732,924

A-2

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$29.48102	$30.51803	26,487
01/01/2013 to 12/31/2013	$30.51803	$31.19093	61,197
01/01/2014 to 12/31/2014	$31.19093	$40.46552	69,429
01/01/2015 to 12/31/2015	$40.46552	$42.04386	60,536
01/01/2016 to 12/31/2016	$42.04386	$43.67210	59,870
01/01/2017 to 12/31/2017	$43.67210	$45.98288	63,176
01/01/2018 to 12/31/2018	$45.98288	$43.40046	54,330
01/01/2019 to 12/31/2019	$43.40046	$56.43604	49,417
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$10.81650	$10.74397	606,652
01/01/2013 to 12/31/2013	$10.74397	$10.64735	1,058,147
01/01/2014 to 12/31/2014	$10.64735	$10.55199	1,734,092
01/01/2015 to 12/31/2015	$10.55199	$10.45709	2,064,321
01/01/2016 to 12/31/2016	$10.45709	$10.36273	2,235,562
01/01/2017 to 12/31/2017	$10.36273	$10.30462	2,591,166
01/01/2018 to 12/31/2018	$10.30462	$10.34412	2,522,845
01/01/2019 to 12/31/2019	$10.34412	$10.42430	2,403,479
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$13.10164	$13.58349	26,123
01/01/2013 to 12/31/2013	$13.58349	$18.82699	68,511
01/01/2014 to 12/31/2014	$18.82699	$21.22233	64,677
01/01/2015 to 12/31/2015	$21.22233	$19.38341	82,532
01/01/2016 to 12/31/2016	$19.38341	$23.02924	110,668
01/01/2017 to 12/31/2017	$23.02924	$27.20261	143,320
01/01/2018 to 12/31/2018	$27.20261	$23.14154	142,964
01/01/2019 to 12/31/2019	$23.14154	$29.70381	124,829
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$19.16833	$19.61553	203,749
01/01/2013 to 12/31/2013	$19.61553	$23.14339	451,034
01/01/2014 to 12/31/2014	$23.14339	$21.66798	610,010
01/01/2015 to 12/31/2015	$21.66798	$22.14899	581,209
01/01/2016 to 12/31/2016	$22.14899	$21.12075	542,906
01/01/2017 to 12/31/2017	$21.12075	$28.34594	496,087
01/01/2018 to 12/31/2018	$28.34594	$24.34499	413,100
01/01/2019 to 12/31/2019	$24.34499	$31.87295	360,376
AST International Value Portfolio
04/02/2012 to 12/31/2012	$19.90642	$20.52383	14,811
01/01/2013 to 12/31/2013	$20.52383	$24.29855	26,796
01/01/2014 to 12/31/2014	$24.29855	$22.46576	36,615
01/01/2015 to 12/31/2015	$22.46576	$22.44558	50,399
01/01/2016 to 12/31/2016	$22.44558	$22.37309	63,934
01/01/2017 to 12/31/2017	$22.37309	$27.23028	80,785
01/01/2018 to 12/31/2018	$27.23028	$22.62979	71,805
01/01/2019 to 12/31/2019	$22.62979	$26.91645	69,769
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$14.84050	$15.81688	11,214
01/01/2013 to 12/31/2013	$15.81688	$15.17572	52,659
01/01/2014 to 12/31/2014	$15.17572	$16.05116	64,101
01/01/2015 to 12/31/2015	$16.05116	$16.09333	260,959
01/01/2016 to 12/31/2016	$16.09333	$16.61912	470,431
01/01/2017 to 12/31/2017	$16.61912	$17.18003	367,072
01/01/2018 to 12/31/2018	$17.18003	$16.97928	2,700,826
01/01/2019 to 12/31/2019	$16.97928	$18.71624	1,196,446

A-3

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$18.62398	$19.63939	50,480
01/01/2013 to 12/31/2013	$19.63939	$22.45223	119,084
01/01/2014 to 12/31/2014	$22.45223	$20.83393	132,775
01/01/2015 to 12/31/2015	$20.83393	$20.06954	118,276
01/01/2016 to 12/31/2016	$20.06954	$20.27347	108,347
01/01/2017 to 12/31/2017	$20.27347	$26.04484	127,593
01/01/2018 to 12/31/2018	$26.04484	$21.30069	116,447
01/01/2019 to 12/31/2019	$21.30069	$26.85547	105,833
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.80833	$17.01026	425,090
01/01/2013 to 12/31/2013	$17.01026	$23.02884	838,181
01/01/2014 to 12/31/2014	$23.02884	$25.23833	1,035,208
01/01/2015 to 12/31/2015	$25.23833	$27.53016	925,323
01/01/2016 to 12/31/2016	$27.53016	$28.80403	814,756
01/01/2017 to 12/31/2017	$28.80403	$37.96206	754,558
01/01/2018 to 12/31/2018	$37.96206	$36.60751	564,625
01/01/2019 to 12/31/2019	$36.60751	$47.75292	492,615
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$16.43881	$16.43129	62,155
01/01/2013 to 12/31/2013	$16.43129	$22.26046	141,561
01/01/2014 to 12/31/2014	$22.26046	$23.98155	140,267
01/01/2015 to 12/31/2015	$23.98155	$25.48373	107,052
01/01/2016 to 12/31/2016	$25.48373	$25.73743	86,232
01/01/2017 to 12/31/2017	$25.73743	$33.33872	98,952
01/01/2018 to 12/31/2018	$33.33872	$33.74757	85,367
01/01/2019 to 12/31/2019	$33.74757	$46.07868	82,196
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$23.55988	$23.76942	49,594
01/01/2013 to 12/31/2013	$23.76942	$31.13825	119,509
01/01/2014 to 12/31/2014	$31.13825	$34.41507	161,800
01/01/2015 to 12/31/2015	$34.41507	$32.16636	263,424
01/01/2016 to 12/31/2016	$32.16636	$32.40164	255,528
01/01/2017 to 12/31/2017	$32.40164	$40.80971	282,531
01/01/2018 to 12/31/2018	$40.80971	$38.68196	236,533
01/01/2019 to 12/31/2019	$38.68196	$49.89354	217,456
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.87286	$22.40240	110,737
01/01/2013 to 12/31/2013	$22.40240	$31.52671	219,116
01/01/2014 to 12/31/2014	$31.52671	$35.69515	265,572
01/01/2015 to 12/31/2015	$35.69515	$33.38007	252,369
01/01/2016 to 12/31/2016	$33.38007	$39.11038	242,483
01/01/2017 to 12/31/2017	$39.11038	$44.10353	264,436
01/01/2018 to 12/31/2018	$44.10353	$36.51817	201,370
01/01/2019 to 12/31/2019	$36.51817	$43.79472	187,257
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.81997	$13.18092	159,646
01/01/2013 to 12/31/2013	$13.18092	$14.26564	216,575
01/01/2014 to 12/31/2014	$14.26564	$14.95367	296,913
01/01/2015 to 12/31/2015	$14.95367	$14.84036	531,354
01/01/2016 to 12/31/2016	$14.84036	$15.51967	882,023
01/01/2017 to 12/31/2017	$15.51967	$16.93838	1,085,499
01/01/2018 to 12/31/2018	$16.93838	$16.30843	1,194,629
01/01/2019 to 12/31/2019	$16.30843	$18.54374	1,229,778

A-4

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$27.85979	$26.51602	66,713
01/01/2013 to 12/31/2013	$26.51602	$37.00144	145,136
01/01/2014 to 12/31/2014	$37.00144	$38.48022	177,198
01/01/2015 to 12/31/2015	$38.48022	$38.64298	174,970
01/01/2016 to 12/31/2016	$38.64298	$41.24410	146,474
01/01/2017 to 12/31/2017	$41.24410	$52.19166	145,303
01/01/2018 to 12/31/2018	$52.19166	$46.11141	116,043
01/01/2019 to 12/31/2019	$46.11141	$62.36767	107,498
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.65563	$18.92221	20,997
01/01/2013 to 12/31/2013	$18.92221	$25.34746	53,094
01/01/2014 to 12/31/2014	$25.34746	$26.07876	51,726
01/01/2015 to 12/31/2015	$26.07876	$26.04715	58,463
01/01/2016 to 12/31/2016	$26.04715	$28.93035	66,586
01/01/2017 to 12/31/2017	$28.93035	$35.52723	80,085
01/01/2018 to 12/31/2018	$35.52723	$32.24728	75,989
01/01/2019 to 12/31/2019	$32.24728	$41.58264	71,819
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.53339	$22.01216	119,443
01/01/2013 to 12/31/2013	$22.01216	$29.97261	260,476
01/01/2014 to 12/31/2014	$29.97261	$31.26764	299,726
01/01/2015 to 12/31/2015	$31.26764	$29.65077	293,930
01/01/2016 to 12/31/2016	$29.65077	$37.96547	250,699
01/01/2017 to 12/31/2017	$37.96547	$40.38884	274,989
01/01/2018 to 12/31/2018	$40.38884	$33.18941	231,165
01/01/2019 to 12/31/2019	$33.18941	$40.11987	215,163
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$18.73681	$18.15419	31,299
01/01/2013 to 12/31/2013	$18.15419	$25.91153	72,697
01/01/2014 to 12/31/2014	$25.91153	$27.82127	104,575
01/01/2015 to 12/31/2015	$27.82127	$30.21312	154,773
01/01/2016 to 12/31/2016	$30.21312	$30.74965	183,693
01/01/2017 to 12/31/2017	$30.74965	$42.01843	254,827
01/01/2018 to 12/31/2018	$42.01843	$43.24827	236,942
01/01/2019 to 12/31/2019	$43.24827	$54.95828	243,938
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.28299	$17.29342	26,564
01/01/2013 to 12/31/2013	$17.29342	$23.07231	49,924
01/01/2014 to 12/31/2014	$23.07231	$23.22103	74,433
01/01/2015 to 12/31/2015	$23.22103	$21.61669	70,989
01/01/2016 to 12/31/2016	$21.61669	$22.73534	77,114
01/01/2017 to 12/31/2017	$22.73534	$26.26066	87,434
01/01/2018 to 12/31/2018	$26.26066	$23.49622	82,191
01/01/2019 to 12/31/2019	$23.49622	$29.33172	832,982
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$15.83091	$16.31179	108,177
01/01/2013 to 12/31/2013	$16.31179	$15.55828	269,072
01/01/2014 to 12/31/2014	$15.55828	$15.50425	339,329
01/01/2015 to 12/31/2015	$15.50425	$14.65526	344,000
01/01/2016 to 12/31/2016	$14.65526	$15.15648	295,582
01/01/2017 to 12/31/2017	$15.15648	$15.32695	334,842
01/01/2018 to 12/31/2018	$15.32695	$15.49193	273,390
01/01/2019 to 12/31/2019	$15.49193	$15.59878	295,219

A-5

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.87736	$21.62753	12,717
01/01/2013 to 12/31/2013	$21.62753	$28.38035	37,123
01/01/2014 to 12/31/2014	$28.38035	$32.33505	45,961
01/01/2015 to 12/31/2015	$32.33505	$29.92642	34,633
01/01/2016 to 12/31/2016	$29.92642	$33.80820	35,532
01/01/2017 to 12/31/2017	$33.80820	$39.71297	43,272
01/01/2018 to 12/31/2018	$39.71297	$32.85033	38,658
01/01/2019 to 12/31/2019	$32.85033	$38.78735	41,189
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.87383	$12.45283	14,349
01/01/2013 to 12/31/2013	$12.45283	$12.15662	69,578
01/01/2014 to 12/31/2014	$12.15662	$12.91415	129,240
01/01/2015 to 12/31/2015	$12.91415	$12.95617	179,309
01/01/2016 to 12/31/2016	$12.95617	$13.50096	362,945
01/01/2017 to 12/31/2017	$13.50096	$14.22373	473,871
01/01/2018 to 12/31/2018	$14.22373	$13.77593	1,040,196
01/01/2019 to 12/31/2019	$13.77593	$15.33124	921,168
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.63950	$14.84948	7,982
01/01/2013 to 12/31/2013	$14.84948	$17.64992	19,084
01/01/2014 to 12/31/2014	$17.64992	$16.56397	24,861
01/01/2015 to 12/31/2015	$16.56397	$16.79170	20,445
01/01/2016 to 12/31/2016	$16.79170	$17.18253	25,377
01/01/2017 to 12/31/2017	$17.18253	$21.26103	45,015
01/01/2018 to 12/31/2018	$21.26103	$17.51662	31,757
01/01/2019 to 12/31/2019	$17.51662	$20.05007	33,122
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$23.52634	$23.34812	3,035
01/01/2013 to 12/31/2013	$23.34812	$32.44321	15,626
01/01/2014 to 12/31/2014	$32.44321	$33.46548	18,122
01/01/2015 to 12/31/2015	$33.46548	$33.70191	13,922
01/01/2016 to 12/31/2016	$33.70191	$33.65547	13,575
01/01/2017 to 12/31/2017	$33.65547	$45.01097	27,846
01/01/2018 to 12/31/2018	$45.01097	$44.83518	10,582
01/01/2019 to 12/31/2019	$44.83518	$61.04671	10,573
*Denotes the start date of these sub-accounts

A-6

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB or HD GRO or GRO Plus 2008 Cliff M&E (1.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.53322	$11.85822	240,813
01/01/2013 to 12/31/2013	$11.85822	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
01/01/2018 to 12/31/2018	$14.91881	$13.56731	371,623
01/01/2019 to 12/31/2019	$13.56731	$15.58812	440,997
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.18770	$12.37020	420,485
01/01/2013 to 12/31/2013	$12.37020	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
01/01/2018 to 12/31/2018	$18.09358	$17.02790	1,178,792
01/01/2019 to 12/31/2019	$17.02790	$20.13092	1,383,121
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$19.09723	$19.58490	267,544
01/01/2013 to 12/31/2013	$19.58490	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743
01/01/2018 to 12/31/2018	$18.90772	$18.85686	356,268
01/01/2019 to 12/31/2019	$18.85686	$19.53091	356,556
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$25.54592	$26.94996	554,965
01/01/2013 to 12/31/2013	$26.94996	$26.19038	425,830
01/01/2014 to 12/31/2014	$26.19038	$27.02556	366,814
01/01/2015 to 12/31/2015	$27.02556	$26.19140	347,903
01/01/2016 to 12/31/2016	$26.19140	$27.02618	309,655
01/01/2017 to 12/31/2017	$27.02618	$27.92365	284,260
01/01/2018 to 12/31/2018	$27.92365	$27.46048	254,972
01/01/2019 to 12/31/2019	$27.46048	$29.69385	248,228
AST Bond Portfolio 2019
04/02/2012 to 12/31/2012	$14.01861	$14.78287	12,165
01/01/2013 to 12/31/2013	$14.78287	$13.92798	22,233
01/01/2014 to 12/31/2014	$13.92798	$14.37659	20,528
01/01/2015 to 12/31/2015	$14.37659	$14.38526	58,258
01/01/2016 to 12/31/2016	$14.38526	$14.44768	182,661
01/01/2017 to 12/31/2017	$14.44768	$14.41214	135,007
01/01/2018 to 12/31/2018	$14.41214	$14.34842	901,583
01/01/2019 to 12/31/2019	$14.34842	$14.40335	0

A-7

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
04/02/2012 to 12/31/2012	$11.40732	$12.13249	768
01/01/2013 to 12/31/2013	$12.13249	$11.22861	169,824
01/01/2014 to 12/31/2014	$11.22861	$11.80106	176,463
01/01/2015 to 12/31/2015	$11.80106	$11.86134	202,920
01/01/2016 to 12/31/2016	$11.86134	$11.97262	343,163
01/01/2017 to 12/31/2017	$11.97262	$11.95822	256,930
01/01/2018 to 12/31/2018	$11.95822	$11.87291	320,529
01/01/2019 to 12/31/2019	$11.87291	$12.16578	874,879
AST Bond Portfolio 2021
04/02/2012 to 12/31/2012	$13.01682	$13.97410	0
01/01/2013 to 12/31/2013	$13.97410	$12.86584	0
01/01/2014 to 12/31/2014	$12.86584	$13.71561	5,617
01/01/2015 to 12/31/2015	$13.71561	$13.82063	15,005
01/01/2016 to 12/31/2016	$13.82063	$13.96071	94,416
01/01/2017 to 12/31/2017	$13.96071	$14.03983	31,076
01/01/2018 to 12/31/2018	$14.03983	$13.90798	107,530
01/01/2019 to 12/31/2019	$13.90798	$14.46667	36,198
AST Bond Portfolio 2022
04/02/2012 to 12/31/2012	$11.84001	$12.69832	19,197
01/01/2013 to 12/31/2013	$12.69832	$11.34626	1,129
01/01/2014 to 12/31/2014	$11.34626	$12.39765	15,823
01/01/2015 to 12/31/2015	$12.39765	$12.53097	20,638
01/01/2016 to 12/31/2016	$12.53097	$12.63249	47,236
01/01/2017 to 12/31/2017	$12.63249	$12.70276	52,859
01/01/2018 to 12/31/2018	$12.70276	$12.55662	282,681
01/01/2019 to 12/31/2019	$12.55662	$13.16336	202,989
AST Bond Portfolio 2023
04/02/2012 to 12/31/2012	$9.78464	$10.48379	10,462
01/01/2013 to 12/31/2013	$10.48379	$9.32044	119,441
01/01/2014 to 12/31/2014	$9.32044	$10.39161	49,103
01/01/2015 to 12/31/2015	$10.39161	$10.56624	9,401
01/01/2016 to 12/31/2016	$10.56624	$10.66054	206,280
01/01/2017 to 12/31/2017	$10.66054	$10.73308	163,563
01/01/2018 to 12/31/2018	$10.73308	$10.59724	624,370
01/01/2019 to 12/31/2019	$10.59724	$11.17416	933,102
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99945	$8.82085	84,645
01/01/2014 to 12/31/2014	$8.82085	$10.00685	89,238
01/01/2015 to 12/31/2015	$10.00685	$10.18824	12,269
01/01/2016 to 12/31/2016	$10.18824	$10.27881	30,750
01/01/2017 to 12/31/2017	$10.27881	$10.34756	374,497
01/01/2018 to 12/31/2018	$10.34756	$10.17765	537,230
01/01/2019 to 12/31/2019	$10.17765	$10.87752	233,833
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99945	$11.39492	50,736
01/01/2015 to 12/31/2015	$11.39492	$11.50639	164,266
01/01/2016 to 12/31/2016	$11.50639	$11.67304	0
01/01/2017 to 12/31/2017	$11.67304	$11.76800	1,928
01/01/2018 to 12/31/2018	$11.76800	$11.56406	292,213
01/01/2019 to 12/31/2019	$11.56406	$12.44644	78,070

A-8

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99945	$10.01876	51,230
01/01/2016 to 12/31/2016	$10.01876	$10.12464	1,049,011
01/01/2017 to 12/31/2017	$10.12464	$10.26633	592,123
01/01/2018 to 12/31/2018	$10.26633	$10.05732	1,791,277
01/01/2019 to 12/31/2019	$10.05732	$10.95532	850,056
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99890	$9.95964	877,396
01/01/2017 to 12/31/2017	$9.95964	$10.12497	1,156,405
01/01/2018 to 12/31/2018	$10.12497	$9.89699	1,964,185
01/01/2019 to 12/31/2019	$9.89699	$10.84511	1,188,926
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99890	$10.11809	8,947
01/01/2018 to 12/31/2018	$10.11809	$9.81046	661,426
01/01/2019 to 12/31/2019	$9.81046	$10.83793	254,167
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99890	$9.74107	1,191
01/01/2019 to 12/31/2019	$9.74107	$10.82960	686,494
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99945	$11.32565	279,012
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.86185	$11.94067	351,268
01/01/2013 to 12/31/2013	$11.94067	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771
01/01/2018 to 12/31/2018	$18.87402	$17.52258	932,850
01/01/2019 to 12/31/2019	$17.52258	$21.20681	1,359,282
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$30.74415	$31.80172	92,654
01/01/2013 to 12/31/2013	$31.80172	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
01/01/2018 to 12/31/2018	$47.67631	$44.95306	51,481
01/01/2019 to 12/31/2019	$44.95306	$58.39609	46,577
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$13.93292	$13.82981	713,101
01/01/2013 to 12/31/2013	$13.82981	$13.69132	710,651
01/01/2014 to 12/31/2014	$13.69132	$13.55442	1,050,285
01/01/2015 to 12/31/2015	$13.55442	$13.41913	966,611
01/01/2016 to 12/31/2016	$13.41913	$13.28474	903,599
01/01/2017 to 12/31/2017	$13.28474	$13.19697	1,033,000
01/01/2018 to 12/31/2018	$13.19697	$13.23413	985,309
01/01/2019 to 12/31/2019	$13.23413	$13.32331	736,892
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.65845	$21.40211	129,302
01/01/2013 to 12/31/2013	$21.40211	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438
01/01/2018 to 12/31/2018	$42.64461	$36.24151	106,010
01/01/2019 to 12/31/2019	$36.24151	$46.47188	107,070

A-9

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$19.84073	$20.28826	244,689
01/01/2013 to 12/31/2013	$20.28826	$23.91297	227,893
01/01/2014 to 12/31/2014	$23.91297	$22.36595	244,156
01/01/2015 to 12/31/2015	$22.36595	$22.83946	237,935
01/01/2016 to 12/31/2016	$22.83946	$21.75723	216,608
01/01/2017 to 12/31/2017	$21.75723	$29.17083	181,369
01/01/2018 to 12/31/2018	$29.17083	$25.02802	183,877
01/01/2019 to 12/31/2019	$25.02802	$32.73432	158,151
AST International Value Portfolio
04/02/2012 to 12/31/2012	$18.29055	$18.84378	69,926
01/01/2013 to 12/31/2013	$18.84378	$22.28699	59,140
01/01/2014 to 12/31/2014	$22.28699	$20.58500	60,486
01/01/2015 to 12/31/2015	$20.58500	$20.54578	55,206
01/01/2016 to 12/31/2016	$20.54578	$20.45874	51,372
01/01/2017 to 12/31/2017	$20.45874	$24.87523	49,631
01/01/2018 to 12/31/2018	$24.87523	$20.65169	46,276
01/01/2019 to 12/31/2019	$20.65169	$24.53885	47,216
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$22.25916	$23.45510	106,686
01/01/2013 to 12/31/2013	$23.45510	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
01/01/2018 to 12/31/2018	$30.94853	$25.28549	130,028
01/01/2019 to 12/31/2019	$25.28549	$31.84726	120,904
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$21.62862	$20.64367	298,859
01/01/2013 to 12/31/2013	$20.64367	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997
01/01/2018 to 12/31/2018	$45.83946	$44.15911	304,719
01/01/2019 to 12/31/2019	$44.15911	$57.54562	290,184
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$9.88423	$9.87231	195,704
01/01/2013 to 12/31/2013	$9.87231	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208
01/01/2018 to 12/31/2018	$19.92992	$20.15385	220,898
01/01/2019 to 12/31/2019	$20.15385	$27.49017	235,797
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$6.62346	$6.67744	295,653
01/01/2013 to 12/31/2013	$6.67744	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462
01/01/2018 to 12/31/2018	$11.40704	$10.80137	621,352
01/01/2019 to 12/31/2019	$10.80137	$13.91803	660,545

A-10

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$38.16589	$39.06036	118,486
01/01/2013 to 12/31/2013	$39.06036	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168
01/01/2018 to 12/31/2018	$76.51155	$63.28798	97,799
01/01/2019 to 12/31/2019	$63.28798	$75.82226	92,932
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.73851	$13.08726	274,996
01/01/2013 to 12/31/2013	$13.08726	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
01/01/2018 to 12/31/2018	$16.73327	$16.09460	620,067
01/01/2019 to 12/31/2019	$16.09460	$18.28231	656,877
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$13.98849	$13.30374	130,099
01/01/2013 to 12/31/2013	$13.30374	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
01/01/2018 to 12/31/2018	$26.05411	$22.99549	128,121
01/01/2019 to 12/31/2019	$22.99549	$31.07100	128,089
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$23.61672	$22.71838	122,406
01/01/2013 to 12/31/2013	$22.71838	$30.40214	97,212
01/01/2014 to 12/31/2014	$30.40214	$31.24773	88,416
01/01/2015 to 12/31/2015	$31.24773	$31.17842	88,541
01/01/2016 to 12/31/2016	$31.17842	$34.59479	87,562
01/01/2017 to 12/31/2017	$34.59479	$42.44065	89,783
01/01/2018 to 12/31/2018	$42.44065	$38.48332	85,686
01/01/2019 to 12/31/2019	$38.48332	$49.57388	90,573
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$27.24482	$27.82968	104,650
01/01/2013 to 12/31/2013	$27.82968	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
01/01/2018 to 12/31/2018	$50.80672	$41.70798	100,361
01/01/2019 to 12/31/2019	$41.70798	$50.36634	90,240
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$20.27982	$19.63441	117,823
01/01/2013 to 12/31/2013	$19.63441	$27.99595	106,243
01/01/2014 to 12/31/2014	$27.99595	$30.02902	124,055
01/01/2015 to 12/31/2015	$30.02902	$32.57786	159,880
01/01/2016 to 12/31/2016	$32.57786	$33.12298	155,469
01/01/2017 to 12/31/2017	$33.12298	$45.21615	151,581
01/01/2018 to 12/31/2018	$45.21615	$46.49250	133,396
01/01/2019 to 12/31/2019	$46.49250	$59.02127	143,814

A-11

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$13.21477	$13.21280	70,906
01/01/2013 to 12/31/2013	$13.21280	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551
01/01/2018 to 12/31/2018	$19.96351	$17.84384	88,314
01/01/2019 to 12/31/2019	$17.84384	$22.25316	585,828
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$19.09175	$19.65672	130,910
01/01/2013 to 12/31/2013	$19.65672	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155
01/01/2018 to 12/31/2018	$18.37684	$18.55587	118,555
01/01/2019 to 12/31/2019	$18.55587	$18.66503	136,761
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.74814	$16.30177	57,927
01/01/2013 to 12/31/2013	$16.30177	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
01/01/2018 to 12/31/2018	$29.78331	$24.61150	31,156
01/01/2019 to 12/31/2019	$24.61150	$29.03026	32,563
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.82147	$12.38854	38,757
01/01/2013 to 12/31/2013	$12.38854	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254
01/01/2018 to 12/31/2018	$14.07930	$13.62211	393,461
01/01/2019 to 12/31/2019	$13.62211	$15.14479	450,459
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.51684	$14.71396	29,228
01/01/2013 to 12/31/2013	$14.71396	$17.47114	30,007
01/01/2014 to 12/31/2014	$17.47114	$16.37967	24,619
01/01/2015 to 12/31/2015	$16.37967	$16.58813	24,849
01/01/2016 to 12/31/2016	$16.58813	$16.95718	26,081
01/01/2017 to 12/31/2017	$16.95718	$20.96122	24,234
01/01/2018 to 12/31/2018	$20.96122	$17.25205	19,917
01/01/2019 to 12/31/2019	$17.25205	$19.72720	21,357
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$16.20251	$16.06761	10,531
01/01/2013 to 12/31/2013	$16.06761	$22.30424	9,762
01/01/2014 to 12/31/2014	$22.30424	$22.98389	17,102
01/01/2015 to 12/31/2015	$22.98389	$23.12283	12,954
01/01/2016 to 12/31/2016	$23.12283	$23.06769	12,271
01/01/2017 to 12/31/2017	$23.06769	$30.81990	4,887
01/01/2018 to 12/31/2018	$30.81990	$30.66841	4,886
01/01/2019 to 12/31/2019	$30.66841	$41.71547	7,840
*Denotes the start date of these sub-accounts

A-12

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps Cliff M&E (1.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.22606	$14.62138	6,089
01/01/2013 to 12/31/2013	$14.62138	$15.91091	5,806
01/01/2014 to 12/31/2014	$15.91091	$16.34519	5,757
01/01/2015 to 12/31/2015	$16.34519	$15.65299	3,935
01/01/2016 to 12/31/2016	$15.65299	$16.47028	46,158
01/01/2017 to 12/31/2017	$16.47028	$18.34872	466,609
01/01/2018 to 12/31/2018	$18.34872	$16.67795	473,658
01/01/2019 to 12/31/2019	$16.67795	$19.15234	756,544
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.44834	$14.65914	4,384
01/01/2013 to 12/31/2013	$14.65914	$17.06501	4,308
01/01/2014 to 12/31/2014	$17.06501	$17.98703	4,258
01/01/2015 to 12/31/2015	$17.98703	$17.88289	3,301
01/01/2016 to 12/31/2016	$17.88289	$18.80985	226,702
01/01/2017 to 12/31/2017	$18.80985	$21.38721	748,086
01/01/2018 to 12/31/2018	$21.38721	$20.11738	943,382
01/01/2019 to 12/31/2019	$20.11738	$23.77142	1,431,365
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$11.09598	$11.37492	148
01/01/2013 to 12/31/2013	$11.37492	$11.01077	162
01/01/2014 to 12/31/2014	$11.01077	$10.88446	170
01/01/2015 to 12/31/2015	$10.88446	$10.82215	166
01/01/2016 to 12/31/2016	$10.82215	$10.88455	12,857
01/01/2017 to 12/31/2017	$10.88455	$10.95384	25,124
01/01/2018 to 12/31/2018	$10.95384	$10.91894	26,602
01/01/2019 to 12/31/2019	$10.91894	$11.30343	58,080
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$12.42115	$13.09885	1,757
01/01/2013 to 12/31/2013	$13.09885	$12.72321	1,882
01/01/2014 to 12/31/2014	$12.72321	$13.12225	1,028
01/01/2015 to 12/31/2015	$13.12225	$12.71081	283
01/01/2016 to 12/31/2016	$12.71081	$13.10926	70,098
01/01/2017 to 12/31/2017	$13.10926	$13.53782	402,776
01/01/2018 to 12/31/2018	$13.53782	$13.30649	519,021
01/01/2019 to 12/31/2019	$13.30649	$14.38148	969,393
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$15.01430	$15.10845	1,488
01/01/2013 to 12/31/2013	$15.10845	$18.34056	2,300
01/01/2014 to 12/31/2014	$18.34056	$19.41746	3,108
01/01/2015 to 12/31/2015	$19.41746	$19.31617	3,056
01/01/2016 to 12/31/2016	$19.31617	$20.42029	421,217
01/01/2017 to 12/31/2017	$20.42029	$23.82123	968,283
01/01/2018 to 12/31/2018	$23.82123	$22.10430	1,077,512
01/01/2019 to 12/31/2019	$22.10430	$26.73818	1,534,314

A-13

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$21.66261	$22.39929	0
01/01/2013 to 12/31/2013	$22.39929	$22.85860	0
01/01/2014 to 12/31/2014	$22.85860	$29.61069	388
01/01/2015 to 12/31/2015	$29.61069	$30.71896	81
01/01/2016 to 12/31/2016	$30.71896	$31.86053	1,689
01/01/2017 to 12/31/2017	$31.86053	$33.49572	14,129
01/01/2018 to 12/31/2018	$33.49572	$31.56635	16,403
01/01/2019 to 12/31/2019	$31.56635	$40.98547	29,756
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$9.70699	$9.63140	0
01/01/2013 to 12/31/2013	$9.63140	$9.52973	0
01/01/2014 to 12/31/2014	$9.52973	$9.43011	0
01/01/2015 to 12/31/2015	$9.43011	$9.33134	0
01/01/2016 to 12/31/2016	$9.33134	$9.23318	18,527
01/01/2017 to 12/31/2017	$9.23318	$9.16745	59,825
01/01/2018 to 12/31/2018	$9.16745	$9.18861	57,865
01/01/2019 to 12/31/2019	$9.18861	$9.24578	73,232
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.20164	$15.74299	804
01/01/2013 to 12/31/2013	$15.74299	$21.78709	765
01/01/2014 to 12/31/2014	$21.78709	$24.52178	1,190
01/01/2015 to 12/31/2015	$24.52178	$22.36302	751
01/01/2016 to 12/31/2016	$22.36302	$26.52923	1,668
01/01/2017 to 12/31/2017	$26.52923	$31.28951	22,915
01/01/2018 to 12/31/2018	$31.28951	$26.57784	24,578
01/01/2019 to 12/31/2019	$26.57784	$34.06299	59,164
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$15.19997	$15.53695	265
01/01/2013 to 12/31/2013	$15.53695	$18.30354	298
01/01/2014 to 12/31/2014	$18.30354	$17.11078	370
01/01/2015 to 12/31/2015	$17.11078	$17.46421	217
01/01/2016 to 12/31/2016	$17.46421	$16.62829	8,044
01/01/2017 to 12/31/2017	$16.62829	$22.28300	24,702
01/01/2018 to 12/31/2018	$22.28300	$19.10862	29,796
01/01/2019 to 12/31/2019	$19.10862	$24.97951	43,235
AST International Value Portfolio
04/02/2012 to 12/31/2012	$14.06806	$14.48795	159
01/01/2013 to 12/31/2013	$14.48795	$17.12656	176
01/01/2014 to 12/31/2014	$17.12656	$15.81072	246
01/01/2015 to 12/31/2015	$15.81072	$15.77263	241
01/01/2016 to 12/31/2016	$15.77263	$15.69799	3,907
01/01/2017 to 12/31/2017	$15.69799	$19.07708	20,459
01/01/2018 to 12/31/2018	$19.07708	$15.82997	26,035
01/01/2019 to 12/31/2019	$15.82997	$18.80000	49,687
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$13.54843	$14.42347	8,645
01/01/2013 to 12/31/2013	$14.42347	$13.81786	5,424
01/01/2014 to 12/31/2014	$13.81786	$14.59282	4,898
01/01/2015 to 12/31/2015	$14.59282	$14.60899	5,719
01/01/2016 to 12/31/2016	$14.60899	$15.06366	204,685
01/01/2017 to 12/31/2017	$15.06366	$15.54868	369,374
01/01/2018 to 12/31/2018	$15.54868	$15.34342	1,565,751
01/01/2019 to 12/31/2019	$15.34342	$16.88735	1,289,712

A-14

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$14.93878	$15.73556	0
01/01/2013 to 12/31/2013	$15.73556	$17.96207	0
01/01/2014 to 12/31/2014	$17.96207	$16.64220	0
01/01/2015 to 12/31/2015	$16.64220	$16.00731	0
01/01/2016 to 12/31/2016	$16.00731	$16.14552	11,130
01/01/2017 to 12/31/2017	$16.14552	$20.71049	37,903
01/01/2018 to 12/31/2018	$20.71049	$16.91217	44,339
01/01/2019 to 12/31/2019	$16.91217	$21.29030	80,960
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.31934	$16.52452	105
01/01/2013 to 12/31/2013	$16.52452	$22.33731	111
01/01/2014 to 12/31/2014	$22.33731	$24.44343	309
01/01/2015 to 12/31/2015	$24.44343	$26.62287	139
01/01/2016 to 12/31/2016	$26.62287	$27.81272	5,491
01/01/2017 to 12/31/2017	$27.81272	$36.60041	36,062
01/01/2018 to 12/31/2018	$36.60041	$35.24071	44,264
01/01/2019 to 12/31/2019	$35.24071	$45.90040	76,212
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$15.58647	$15.56172	700
01/01/2013 to 12/31/2013	$15.56172	$21.05040	674
01/01/2014 to 12/31/2014	$21.05040	$22.64360	655
01/01/2015 to 12/31/2015	$22.64360	$24.02559	598
01/01/2016 to 12/31/2016	$24.02559	$24.22813	1,643
01/01/2017 to 12/31/2017	$24.22813	$31.33624	18,836
01/01/2018 to 12/31/2018	$31.33624	$31.67213	24,506
01/01/2019 to 12/31/2019	$31.67213	$43.17938	46,820
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$18.15288	$18.29379	0
01/01/2013 to 12/31/2013	$18.29379	$23.92897	0
01/01/2014 to 12/31/2014	$23.92897	$26.40716	423
01/01/2015 to 12/31/2015	$26.40716	$24.64441	205
01/01/2016 to 12/31/2016	$24.64441	$24.78713	9,474
01/01/2017 to 12/31/2017	$24.78713	$31.17208	59,879
01/01/2018 to 12/31/2018	$31.17208	$29.50180	65,802
01/01/2019 to 12/31/2019	$29.50180	$37.99498	140,210
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$18.44151	$18.86656	0
01/01/2013 to 12/31/2013	$18.86656	$26.51069	0
01/01/2014 to 12/31/2014	$26.51069	$29.97055	372
01/01/2015 to 12/31/2015	$29.97055	$27.98425	181
01/01/2016 to 12/31/2016	$27.98425	$32.73890	3,171
01/01/2017 to 12/31/2017	$32.73890	$36.86296	20,283
01/01/2018 to 12/31/2018	$36.86296	$30.47638	24,358
01/01/2019 to 12/31/2019	$30.47638	$36.49377	44,783
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$13.59041	$13.95724	3,911
01/01/2013 to 12/31/2013	$13.95724	$15.08292	3,896
01/01/2014 to 12/31/2014	$15.08292	$15.78649	3,864
01/01/2015 to 12/31/2015	$15.78649	$15.64315	2,577
01/01/2016 to 12/31/2016	$15.64315	$16.33444	97,884
01/01/2017 to 12/31/2017	$16.33444	$17.80064	373,068
01/01/2018 to 12/31/2018	$17.80064	$17.11258	446,861
01/01/2019 to 12/31/2019	$17.11258	$19.42881	789,570

A-15

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$18.42426	$17.51584	0
01/01/2013 to 12/31/2013	$17.51584	$24.40523	0
01/01/2014 to 12/31/2014	$24.40523	$25.34222	0
01/01/2015 to 12/31/2015	$25.34222	$25.41086	0
01/01/2016 to 12/31/2016	$25.41086	$27.08047	3,091
01/01/2017 to 12/31/2017	$27.08047	$34.21684	15,595
01/01/2018 to 12/31/2018	$34.21684	$30.18466	19,696
01/01/2019 to 12/31/2019	$30.18466	$40.76426	38,340
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$20.19142	$19.41615	92
01/01/2013 to 12/31/2013	$19.41615	$25.96995	94
01/01/2014 to 12/31/2014	$25.96995	$26.67868	99
01/01/2015 to 12/31/2015	$26.67868	$26.60605	0
01/01/2016 to 12/31/2016	$26.60605	$29.50653	1,253
01/01/2017 to 12/31/2017	$29.50653	$36.18016	20,162
01/01/2018 to 12/31/2018	$36.18016	$32.78984	21,325
01/01/2019 to 12/31/2019	$32.78984	$42.21826	46,442
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.30793	$17.67272	0
01/01/2013 to 12/31/2013	$17.67272	$24.02751	0
01/01/2014 to 12/31/2014	$24.02751	$25.02779	0
01/01/2015 to 12/31/2015	$25.02779	$23.69766	0
01/01/2016 to 12/31/2016	$23.69766	$30.29717	820
01/01/2017 to 12/31/2017	$30.29717	$32.18233	27,945
01/01/2018 to 12/31/2018	$32.18233	$26.40551	30,427
01/01/2019 to 12/31/2019	$26.40551	$31.87106	53,836
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.75824	$17.18656	0
01/01/2013 to 12/31/2013	$17.18656	$24.49326	0
01/01/2014 to 12/31/2014	$24.49326	$26.25877	198
01/01/2015 to 12/31/2015	$26.25877	$28.47315	178
01/01/2016 to 12/31/2016	$28.47315	$28.93492	4,856
01/01/2017 to 12/31/2017	$28.93492	$39.47913	52,149
01/01/2018 to 12/31/2018	$39.47913	$40.57285	57,780
01/01/2019 to 12/31/2019	$40.57285	$51.48040	136,088
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.79915	$15.79081	179
01/01/2013 to 12/31/2013	$15.79081	$21.03572	230
01/01/2014 to 12/31/2014	$21.03572	$21.13924	241
01/01/2015 to 12/31/2015	$21.13924	$19.64889	0
01/01/2016 to 12/31/2016	$19.64889	$20.63449	1,623
01/01/2017 to 12/31/2017	$20.63449	$23.79808	20,961
01/01/2018 to 12/31/2018	$23.79808	$21.26041	29,629
01/01/2019 to 12/31/2019	$21.26041	$26.50050	160,683
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$12.19575	$12.55200	134
01/01/2013 to 12/31/2013	$12.55200	$11.95403	151
01/01/2014 to 12/31/2014	$11.95403	$11.89445	156
01/01/2015 to 12/31/2015	$11.89445	$11.22605	161
01/01/2016 to 12/31/2016	$11.22605	$11.59243	4,002
01/01/2017 to 12/31/2017	$11.59243	$11.70517	21,828
01/01/2018 to 12/31/2018	$11.70517	$11.81317	20,350
01/01/2019 to 12/31/2019	$11.81317	$11.87665	52,139

A-16

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.62787	$18.24065	156
01/01/2013 to 12/31/2013	$18.24065	$23.89972	201
01/01/2014 to 12/31/2014	$23.89972	$27.18879	187
01/01/2015 to 12/31/2015	$27.18879	$25.12546	141
01/01/2016 to 12/31/2016	$25.12546	$28.34163	517
01/01/2017 to 12/31/2017	$28.34163	$33.24151	21,009
01/01/2018 to 12/31/2018	$33.24151	$27.45524	22,602
01/01/2019 to 12/31/2019	$27.45524	$32.36810	30,763
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$12.34867	$12.93619	437
01/01/2013 to 12/31/2013	$12.93619	$12.60936	663
01/01/2014 to 12/31/2014	$12.60936	$13.37491	5,709
01/01/2015 to 12/31/2015	$13.37491	$13.39817	3,802
01/01/2016 to 12/31/2016	$13.39817	$13.94045	16,490
01/01/2017 to 12/31/2017	$13.94045	$14.66464	117,547
01/01/2018 to 12/31/2018	$14.66464	$14.18142	215,331
01/01/2019 to 12/31/2019	$14.18142	$15.75864	450,782
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.21889	$14.40657	0
01/01/2013 to 12/31/2013	$14.40657	$17.09747	0
01/01/2014 to 12/31/2014	$17.09747	$16.02120	0
01/01/2015 to 12/31/2015	$16.02120	$16.21693	0
01/01/2016 to 12/31/2016	$16.21693	$16.56931	1,019
01/01/2017 to 12/31/2017	$16.56931	$20.47134	1,167
01/01/2018 to 12/31/2018	$20.47134	$16.84037	1,167
01/01/2019 to 12/31/2019	$16.84037	$19.24679	2,167
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$17.30262	$17.15217	0
01/01/2013 to 12/31/2013	$17.15217	$23.79776	0
01/01/2014 to 12/31/2014	$23.79776	$24.51054	0
01/01/2015 to 12/31/2015	$24.51054	$24.64633	0
01/01/2016 to 12/31/2016	$24.64633	$24.57523	0
01/01/2017 to 12/31/2017	$24.57523	$32.81743	0
01/01/2018 to 12/31/2018	$32.81743	$32.63940	0
01/01/2019 to 12/31/2019	$32.63940	$44.37383	86
*Denotes the start date of these sub-accounts

A-17

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any two of GRO Plus, EBP or HAV or with any one of combo 5% or HDV Cliff M&E (1.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.42288	$11.73145	1,346,497
01/01/2013 to 12/31/2013	$11.73145	$12.75317	1,371,076
01/01/2014 to 12/31/2014	$12.75317	$13.08780	1,367,935
01/01/2015 to 12/31/2015	$13.08780	$12.52082	1,344,431
01/01/2016 to 12/31/2016	$12.52082	$13.16115	1,692,192
01/01/2017 to 12/31/2017	$13.16115	$14.64750	1,980,986
01/01/2018 to 12/31/2018	$14.64750	$13.30030	1,941,249
01/01/2019 to 12/31/2019	$13.30030	$15.25816	2,053,500
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.07111	$12.23806	2,216,155
01/01/2013 to 12/31/2013	$12.23806	$14.23209	2,221,933
01/01/2014 to 12/31/2014	$14.23209	$14.98587	2,224,012
01/01/2015 to 12/31/2015	$14.98587	$14.88410	2,349,704
01/01/2016 to 12/31/2016	$14.88410	$15.63978	2,501,816
01/01/2017 to 12/31/2017	$15.63978	$17.76486	2,607,982
01/01/2018 to 12/31/2018	$17.76486	$16.69312	2,651,103
01/01/2019 to 12/31/2019	$16.69312	$19.70529	2,896,600
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$12.92468	$13.23966	146,946
01/01/2013 to 12/31/2013	$13.23966	$12.80276	293,078
01/01/2014 to 12/31/2014	$12.80276	$12.64317	338,182
01/01/2015 to 12/31/2015	$12.64317	$12.55841	508,243
01/01/2016 to 12/31/2016	$12.55841	$12.61743	534,367
01/01/2017 to 12/31/2017	$12.61743	$12.68555	566,890
01/01/2018 to 12/31/2018	$12.68555	$12.63222	476,237
01/01/2019 to 12/31/2019	$12.63222	$13.06417	479,137
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$15.15759	$15.97267	838,162
01/01/2013 to 12/31/2013	$15.97267	$15.49891	755,745
01/01/2014 to 12/31/2014	$15.49891	$15.96900	807,741
01/01/2015 to 12/31/2015	$15.96900	$15.45265	840,473
01/01/2016 to 12/31/2016	$15.45265	$15.92099	873,923
01/01/2017 to 12/31/2017	$15.92099	$16.42485	1,034,248
01/01/2018 to 12/31/2018	$16.42485	$16.12775	926,423
01/01/2019 to 12/31/2019	$16.12775	$17.41303	1,025,892
AST Bond Portfolio 2020
04/02/2012 to 12/31/2012	$11.35105	$12.05896	0
01/01/2013 to 12/31/2013	$12.05896	$11.14357	0
01/01/2014 to 12/31/2014	$11.14357	$11.69391	0
01/01/2015 to 12/31/2015	$11.69391	$11.73602	0
01/01/2016 to 12/31/2016	$11.73602	$11.82830	0
01/01/2017 to 12/31/2017	$11.82830	$11.79610	0
01/01/2018 to 12/31/2018	$11.79610	$11.69357	0
01/01/2019 to 12/31/2019	$11.69357	$11.96350	0

A-18

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.74830	$11.81303	1,825,382
01/01/2013 to 12/31/2013	$11.81303	$14.32559	2,003,360
01/01/2014 to 12/31/2014	$14.32559	$15.15144	2,316,265
01/01/2015 to 12/31/2015	$15.15144	$15.05716	2,410,163
01/01/2016 to 12/31/2016	$15.05716	$15.90188	3,014,814
01/01/2017 to 12/31/2017	$15.90188	$18.53166	3,615,814
01/01/2018 to 12/31/2018	$18.53166	$17.17845	3,830,612
01/01/2019 to 12/31/2019	$17.17845	$20.75876	4,008,316
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$28.79089	$29.74759	27,252
01/01/2013 to 12/31/2013	$29.74759	$30.32683	36,608
01/01/2014 to 12/31/2014	$30.32683	$39.24533	38,386
01/01/2015 to 12/31/2015	$39.24533	$40.67319	40,889
01/01/2016 to 12/31/2016	$40.67319	$42.14203	59,607
01/01/2017 to 12/31/2017	$42.14203	$44.26022	58,009
01/01/2018 to 12/31/2018	$44.26022	$41.66846	49,566
01/01/2019 to 12/31/2019	$41.66846	$54.04722	40,564
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$10.56259	$10.47243	130,013
01/01/2013 to 12/31/2013	$10.47243	$10.35198	288,635
01/01/2014 to 12/31/2014	$10.35198	$10.23256	603,201
01/01/2015 to 12/31/2015	$10.23256	$10.11537	887,511
01/01/2016 to 12/31/2016	$10.11537	$9.99892	1,091,222
01/01/2017 to 12/31/2017	$9.99892	$9.91760	1,364,762
01/01/2018 to 12/31/2018	$9.91760	$9.93035	976,063
01/01/2019 to 12/31/2019	$9.93035	$9.98206	880,313
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$12.79537	$13.24107	17,860
01/01/2013 to 12/31/2013	$13.24107	$18.30614	55,359
01/01/2014 to 12/31/2014	$18.30614	$20.58315	95,330
01/01/2015 to 12/31/2015	$20.58315	$18.75215	104,775
01/01/2016 to 12/31/2016	$18.75215	$22.22327	134,823
01/01/2017 to 12/31/2017	$22.22327	$26.18460	135,124
01/01/2018 to 12/31/2018	$26.18460	$22.21903	123,652
01/01/2019 to 12/31/2019	$22.21903	$28.44776	115,816
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$18.71924	$19.11984	60,384
01/01/2013 to 12/31/2013	$19.11984	$22.50160	116,775
01/01/2014 to 12/31/2014	$22.50160	$21.01402	177,592
01/01/2015 to 12/31/2015	$21.01402	$21.42624	245,505
01/01/2016 to 12/31/2016	$21.42624	$20.38006	224,871
01/01/2017 to 12/31/2017	$20.38006	$27.28312	204,484
01/01/2018 to 12/31/2018	$27.28312	$23.37260	183,753
01/01/2019 to 12/31/2019	$23.37260	$30.52278	157,252
AST International Value Portfolio
04/02/2012 to 12/31/2012	$19.44091	$20.00622	30,153
01/01/2013 to 12/31/2013	$20.00622	$23.62592	46,439
01/01/2014 to 12/31/2014	$23.62592	$21.78865	63,246
01/01/2015 to 12/31/2015	$21.78865	$21.71414	75,017
01/01/2016 to 12/31/2016	$21.71414	$21.58945	76,371
01/01/2017 to 12/31/2017	$21.58945	$26.21036	88,439
01/01/2018 to 12/31/2018	$26.21036	$21.72686	91,301
01/01/2019 to 12/31/2019	$21.72686	$25.77726	81,233

A-19

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$14.68429	$15.62094	988,824
01/01/2013 to 12/31/2013	$15.62094	$14.95003	316,915
01/01/2014 to 12/31/2014	$14.95003	$15.77257	351,974
01/01/2015 to 12/31/2015	$15.77257	$15.77414	965,478
01/01/2016 to 12/31/2016	$15.77414	$16.24865	1,319,744
01/01/2017 to 12/31/2017	$16.24865	$16.75492	965,826
01/01/2018 to 12/31/2018	$16.75492	$16.51705	4,412,839
01/01/2019 to 12/31/2019	$16.51705	$18.16065	2,305,776
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$18.18822	$19.14382	64,570
01/01/2013 to 12/31/2013	$19.14382	$21.83054	78,923
01/01/2014 to 12/31/2014	$21.83054	$20.20591	74,393
01/01/2015 to 12/31/2015	$20.20591	$19.41548	84,523
01/01/2016 to 12/31/2016	$19.41548	$19.56338	84,580
01/01/2017 to 12/31/2017	$19.56338	$25.06940	105,044
01/01/2018 to 12/31/2018	$25.06940	$20.45086	92,560
01/01/2019 to 12/31/2019	$20.45086	$25.71909	101,213
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.39134	$16.58069	113,942
01/01/2013 to 12/31/2013	$16.58069	$22.39066	238,651
01/01/2014 to 12/31/2014	$22.39066	$24.47699	298,328
01/01/2015 to 12/31/2015	$24.47699	$26.63237	408,083
01/01/2016 to 12/31/2016	$26.63237	$27.79454	394,455
01/01/2017 to 12/31/2017	$27.79454	$36.53961	373,277
01/01/2018 to 12/31/2018	$36.53961	$35.14651	298,009
01/01/2019 to 12/31/2019	$35.14651	$45.73150	252,176
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$16.05419	$16.01664	41,995
01/01/2013 to 12/31/2013	$16.01664	$21.64398	52,397
01/01/2014 to 12/31/2014	$21.64398	$23.25865	68,684
01/01/2015 to 12/31/2015	$23.25865	$24.65326	83,815
01/01/2016 to 12/31/2016	$24.65326	$24.83605	86,437
01/01/2017 to 12/31/2017	$24.83605	$32.09019	81,202
01/01/2018 to 12/31/2018	$32.09019	$32.40122	78,681
01/01/2019 to 12/31/2019	$32.40122	$44.12876	91,821
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$23.00831	$23.16935	61,641
01/01/2013 to 12/31/2013	$23.16935	$30.27566	74,871
01/01/2014 to 12/31/2014	$30.27566	$33.37730	69,326
01/01/2015 to 12/31/2015	$33.37730	$31.11769	159,147
01/01/2016 to 12/31/2016	$31.11769	$31.26639	160,642
01/01/2017 to 12/31/2017	$31.26639	$39.28086	197,295
01/01/2018 to 12/31/2018	$39.28086	$37.13830	174,007
01/01/2019 to 12/31/2019	$37.13830	$47.78169	164,684
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.36135	$21.83736	41,521
01/01/2013 to 12/31/2013	$21.83736	$30.65412	82,935
01/01/2014 to 12/31/2014	$30.65412	$34.61962	87,437
01/01/2015 to 12/31/2015	$34.61962	$32.29259	114,334
01/01/2016 to 12/31/2016	$32.29259	$37.74107	129,984
01/01/2017 to 12/31/2017	$37.74107	$42.45240	138,209
01/01/2018 to 12/31/2018	$42.45240	$35.06172	126,359
01/01/2019 to 12/31/2019	$35.06172	$41.94201	131,608

A-20

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.61695	$12.94774	839,716
01/01/2013 to 12/31/2013	$12.94774	$13.97780	738,781
01/01/2014 to 12/31/2014	$13.97780	$14.61518	800,719
01/01/2015 to 12/31/2015	$14.61518	$14.46791	852,432
01/01/2016 to 12/31/2016	$14.46791	$15.09201	1,187,643
01/01/2017 to 12/31/2017	$15.09201	$16.43017	1,381,775
01/01/2018 to 12/31/2018	$16.43017	$15.77899	1,583,735
01/01/2019 to 12/31/2019	$15.77899	$17.89655	1,668,074
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$27.20851	$25.84752	36,427
01/01/2013 to 12/31/2013	$25.84752	$35.97775	46,755
01/01/2014 to 12/31/2014	$35.97775	$37.32114	53,798
01/01/2015 to 12/31/2015	$37.32114	$37.38441	73,156
01/01/2016 to 12/31/2016	$37.38441	$39.80047	71,685
01/01/2017 to 12/31/2017	$39.80047	$50.23818	81,026
01/01/2018 to 12/31/2018	$50.23818	$44.27268	75,959
01/01/2019 to 12/31/2019	$44.27268	$59.72971	71,122
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.19547	$18.44439	14,615
01/01/2013 to 12/31/2013	$18.44439	$24.64517	62,996
01/01/2014 to 12/31/2014	$24.64517	$25.29233	49,354
01/01/2015 to 12/31/2015	$25.29233	$25.19795	36,188
01/01/2016 to 12/31/2016	$25.19795	$27.91679	49,676
01/01/2017 to 12/31/2017	$27.91679	$34.19651	58,328
01/01/2018 to 12/31/2018	$34.19651	$30.96054	53,523
01/01/2019 to 12/31/2019	$30.96054	$39.82271	47,770
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.02979	$21.45694	35,533
01/01/2013 to 12/31/2013	$21.45694	$29.14296	92,549
01/01/2014 to 12/31/2014	$29.14296	$30.32547	102,295
01/01/2015 to 12/31/2015	$30.32547	$28.68481	138,803
01/01/2016 to 12/31/2016	$28.68481	$36.63634	142,295
01/01/2017 to 12/31/2017	$36.63634	$38.87681	140,546
01/01/2018 to 12/31/2018	$38.87681	$31.86581	120,768
01/01/2019 to 12/31/2019	$31.86581	$38.42271	112,213
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$18.29835	$17.69596	59,479
01/01/2013 to 12/31/2013	$17.69596	$25.19378	99,275
01/01/2014 to 12/31/2014	$25.19378	$26.98245	119,471
01/01/2015 to 12/31/2015	$26.98245	$29.22824	171,252
01/01/2016 to 12/31/2016	$29.22824	$29.67248	212,826
01/01/2017 to 12/31/2017	$29.67248	$40.44466	299,994
01/01/2018 to 12/31/2018	$40.44466	$41.52283	254,830
01/01/2019 to 12/31/2019	$41.52283	$52.63262	228,881
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$16.87885	$16.85722	14,645
01/01/2013 to 12/31/2013	$16.85722	$22.43375	38,184
01/01/2014 to 12/31/2014	$22.43375	$22.52136	26,343
01/01/2015 to 12/31/2015	$22.52136	$20.91256	46,475
01/01/2016 to 12/31/2016	$20.91256	$21.93945	42,541
01/01/2017 to 12/31/2017	$21.93945	$25.27752	56,358
01/01/2018 to 12/31/2018	$25.27752	$22.55913	50,570
01/01/2019 to 12/31/2019	$22.55913	$28.09092	461,302

A-21

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$15.46034	$15.89989	53,980
01/01/2013 to 12/31/2013	$15.89989	$15.12712	113,438
01/01/2014 to 12/31/2014	$15.12712	$15.03645	132,013
01/01/2015 to 12/31/2015	$15.03645	$14.17720	186,850
01/01/2016 to 12/31/2016	$14.17720	$14.62513	194,200
01/01/2017 to 12/31/2017	$14.62513	$14.75245	206,055
01/01/2018 to 12/31/2018	$14.75245	$14.87346	166,119
01/01/2019 to 12/31/2019	$14.87346	$14.93819	167,134
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.38818	$21.08109	14,127
01/01/2013 to 12/31/2013	$21.08109	$27.59360	21,318
01/01/2014 to 12/31/2014	$27.59360	$31.35935	28,408
01/01/2015 to 12/31/2015	$31.35935	$28.95022	36,404
01/01/2016 to 12/31/2016	$28.95022	$32.62313	32,651
01/01/2017 to 12/31/2017	$32.62313	$38.22466	48,069
01/01/2018 to 12/31/2018	$38.22466	$31.53878	37,836
01/01/2019 to 12/31/2019	$31.53878	$37.14477	41,200
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.74319	$12.29264	244,516
01/01/2013 to 12/31/2013	$12.29264	$11.96993	328,315
01/01/2014 to 12/31/2014	$11.96993	$12.68383	354,642
01/01/2015 to 12/31/2015	$12.68383	$12.69306	412,868
01/01/2016 to 12/31/2016	$12.69306	$13.19346	503,172
01/01/2017 to 12/31/2017	$13.19346	$13.86477	761,183
01/01/2018 to 12/31/2018	$13.86477	$13.39424	1,046,330
01/01/2019 to 12/31/2019	$13.39424	$14.86890	1,071,663
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.33492	$14.51315	2,608
01/01/2013 to 12/31/2013	$14.51315	$17.20660	8,258
01/01/2014 to 12/31/2014	$17.20660	$16.10722	8,215
01/01/2015 to 12/31/2015	$16.10722	$16.28747	16,325
01/01/2016 to 12/31/2016	$16.28747	$16.62467	18,816
01/01/2017 to 12/31/2017	$16.62467	$20.51913	22,283
01/01/2018 to 12/31/2018	$20.51913	$16.86256	22,634
01/01/2019 to 12/31/2019	$16.86256	$19.25268	21,150
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$22.97602	$22.75903	1,067
01/01/2013 to 12/31/2013	$22.75903	$31.54498	4,227
01/01/2014 to 12/31/2014	$31.54498	$32.45692	8,956
01/01/2015 to 12/31/2015	$32.45692	$32.60380	12,787
01/01/2016 to 12/31/2016	$32.60380	$32.47697	9,933
01/01/2017 to 12/31/2017	$32.47697	$43.32574	19,200
01/01/2018 to 12/31/2018	$43.32574	$43.04691	16,222
01/01/2019 to 12/31/2019	$43.04691	$58.46398	13,027
*Denotes the start date of these sub-accounts

A-22

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With No Optional Benefits OR With LT5 or with any one of EBP or HAV and GMWB or HAV and HD GRO/GRO
Plus 2008 or EBP and HD GRO/GRO Plus 2008 OR HD GRO 60 bps OR GRO Plus 2008 60 bps or HD5 Cliff M&E (1.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.85925	$10.90077	35,419,588
01/01/2011 to 12/31/2011	$10.90077	$10.47850	27,867,684
01/01/2012 to 12/31/2012	$10.47850	$11.64781	31,632,710
01/01/2013 to 12/31/2013	$11.64781	$12.64942	31,978,989
01/01/2014 to 12/31/2014	$12.64942	$12.96831	30,105,387
01/01/2015 to 12/31/2015	$12.96831	$12.39404	27,204,327
01/01/2016 to 12/31/2016	$12.39404	$13.01490	27,765,333
01/01/2017 to 12/31/2017	$13.01490	$14.47014	19,723,388
01/01/2018 to 12/31/2018	$14.47014	$13.12592	13,828,125
01/01/2019 to 12/31/2019	$13.12592	$15.04289	12,192,482
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.11138	$11.21452	36,140,128
01/01/2011 to 12/31/2011	$11.21452	$10.93987	30,390,625
01/01/2012 to 12/31/2012	$10.93987	$12.15075	33,353,854
01/01/2013 to 12/31/2013	$12.15075	$14.11641	32,580,994
01/01/2014 to 12/31/2014	$14.11641	$14.84909	31,331,321
01/01/2015 to 12/31/2015	$14.84909	$14.73338	29,948,118
01/01/2016 to 12/31/2016	$14.73338	$15.46597	26,777,168
01/01/2017 to 12/31/2017	$15.46597	$17.54964	11,971,014
01/01/2018 to 12/31/2018	$17.54964	$16.47404	6,763,435
01/01/2019 to 12/31/2019	$16.47404	$19.42698	6,063,678
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$14.36207	$14.73554	3,080,140
01/01/2011 to 12/31/2011	$14.73554	$14.87862	2,600,827
01/01/2012 to 12/31/2012	$14.87862	$15.38229	2,281,868
01/01/2013 to 12/31/2013	$15.38229	$14.85967	2,529,324
01/01/2014 to 12/31/2014	$14.85967	$14.65988	2,269,196
01/01/2015 to 12/31/2015	$14.65988	$14.54662	2,959,875
01/01/2016 to 12/31/2016	$14.54662	$14.60061	2,755,173
01/01/2017 to 12/31/2017	$14.60061	$14.66420	2,164,573
01/01/2018 to 12/31/2018	$14.66420	$14.58799	1,608,192
01/01/2019 to 12/31/2019	$14.58799	$15.07132	1,524,324
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$16.89565	$17.97216	15,065,751
01/01/2011 to 12/31/2011	$17.97216	$18.31185	11,688,146
01/01/2012 to 12/31/2012	$18.31185	$19.76836	12,996,719
01/01/2013 to 12/31/2013	$19.76836	$19.16265	12,953,608
01/01/2014 to 12/31/2014	$19.16265	$19.72373	11,489,506
01/01/2015 to 12/31/2015	$19.72373	$19.06666	10,043,635
01/01/2016 to 12/31/2016	$19.06666	$19.62484	8,307,758
01/01/2017 to 12/31/2017	$19.62484	$20.22542	3,612,636
01/01/2018 to 12/31/2018	$20.22542	$19.83946	1,412,410
01/01/2019 to 12/31/2019	$19.83946	$21.39875	1,257,739

A-23

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
04/02/2012* to 12/31/2012	$13.87095	$14.59957	222,691
01/01/2013 to 12/31/2013	$14.59957	$13.72060	147,757
01/01/2014 to 12/31/2014	$13.72060	$14.12688	187,196
01/01/2015 to 12/31/2015	$14.12688	$14.09965	288,318
01/01/2016 to 12/31/2016	$14.09965	$14.12512	258,632
01/01/2017 to 12/31/2017	$14.12512	$14.05475	163,121
01/01/2018 to 12/31/2018	$14.05475	$13.95663	717,226
01/01/2019 to 12/31/2019	$13.95663	$13.97531	0
AST Bond Portfolio 2020
04/02/2012* to 12/31/2012	$11.31385	$12.01042	0
01/01/2013 to 12/31/2013	$12.01042	$11.08750	739,602
01/01/2014 to 12/31/2014	$11.08750	$11.62327	602,399
01/01/2015 to 12/31/2015	$11.62327	$11.65331	817,097
01/01/2016 to 12/31/2016	$11.65331	$11.73306	684,470
01/01/2017 to 12/31/2017	$11.73306	$11.68935	310,563
01/01/2018 to 12/31/2018	$11.68935	$11.57585	454,923
01/01/2019 to 12/31/2019	$11.57585	$11.83091	1,033,553
AST Bond Portfolio 2021
04/02/2012* to 12/31/2012	$12.94298	$13.86865	311,791
01/01/2013 to 12/31/2013	$13.86865	$12.73650	140,538
01/01/2014 to 12/31/2014	$12.73650	$13.54336	882,588
01/01/2015 to 12/31/2015	$13.54336	$13.61261	1,420,656
01/01/2016 to 12/31/2016	$13.61261	$13.71612	1,217,110
01/01/2017 to 12/31/2017	$13.71612	$13.75908	623,006
01/01/2018 to 12/31/2018	$13.75908	$13.59545	713,673
01/01/2019 to 12/31/2019	$13.59545	$14.10581	300,709
AST Bond Portfolio 2022
04/02/2012* to 12/31/2012	$11.80248	$12.63426	234,837
01/01/2013 to 12/31/2013	$12.63426	$11.26040	181,943
01/01/2014 to 12/31/2014	$11.26040	$12.27262	129,009
01/01/2015 to 12/31/2015	$12.27262	$12.37326	1,147,591
01/01/2016 to 12/31/2016	$12.37326	$12.44202	1,342,030
01/01/2017 to 12/31/2017	$12.44202	$12.47973	757,764
01/01/2018 to 12/31/2018	$12.47973	$12.30473	562,316
01/01/2019 to 12/31/2019	$12.30473	$12.86677	431,014
AST Bond Portfolio 2023
04/02/2012* to 12/31/2012	$9.77839	$10.45734	52,629
01/01/2013 to 12/31/2013	$10.45734	$9.27349	740,173
01/01/2014 to 12/31/2014	$9.27349	$10.31328	247,551
01/01/2015 to 12/31/2015	$10.31328	$10.46013	26,704
01/01/2016 to 12/31/2016	$10.46013	$10.52694	498,764
01/01/2017 to 12/31/2017	$10.52694	$10.57193	336,755
01/01/2018 to 12/31/2018	$10.57193	$10.41169	442,203
01/01/2019 to 12/31/2019	$10.41169	$10.95073	596,812
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99931	$8.79859	305,910
01/01/2014 to 12/31/2014	$8.79859	$9.95645	623,668
01/01/2015 to 12/31/2015	$9.95645	$10.11125	55,198
01/01/2016 to 12/31/2016	$10.11125	$10.17539	15,311
01/01/2017 to 12/31/2017	$10.17539	$10.21754	1,735,541
01/01/2018 to 12/31/2018	$10.21754	$10.02422	2,187,414
01/01/2019 to 12/31/2019	$10.02422	$10.68645	383,266

A-24

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99931	$11.36619	203,374
01/01/2015 to 12/31/2015	$11.36619	$11.44834	1,813,881
01/01/2016 to 12/31/2016	$11.44834	$11.58495	305,322
01/01/2017 to 12/31/2017	$11.58495	$11.64979	214,433
01/01/2018 to 12/31/2018	$11.64979	$11.41881	2,455,411
01/01/2019 to 12/31/2019	$11.41881	$12.25906	588,821
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99931	$9.99350	353,621
01/01/2016 to 12/31/2016	$9.99350	$10.07371	1,911,227
01/01/2017 to 12/31/2017	$10.07371	$10.18901	2,175,981
01/01/2018 to 12/31/2018	$10.18901	$9.95629	1,794,592
01/01/2019 to 12/31/2019	$9.95629	$10.81787	3,309,970
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99863	$9.93455	1,756,042
01/01/2017 to 12/31/2017	$9.93455	$10.07409	1,836,042
01/01/2018 to 12/31/2018	$10.07409	$9.82229	3,594,947
01/01/2019 to 12/31/2019	$9.82229	$10.73606	1,663,040
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99862	$10.09258	159,021
01/01/2018 to 12/31/2018	$10.09258	$9.76087	1,570,061
01/01/2019 to 12/31/2019	$9.76087	$10.75592	498,951
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99862	$9.71630	225,524
01/01/2019 to 12/31/2019	$9.71630	$10.77471	985,758
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99931	$11.29707	588,984
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.68136	$10.83900	41,650,794
01/01/2011 to 12/31/2011	$10.83900	$10.44405	30,125,427
01/01/2012 to 12/31/2012	$10.44405	$11.72862	36,635,255
01/01/2013 to 12/31/2013	$11.72862	$14.20890	42,035,241
01/01/2014 to 12/31/2014	$14.20890	$15.01280	45,541,719
01/01/2015 to 12/31/2015	$15.01280	$14.90416	47,837,914
01/01/2016 to 12/31/2016	$14.90416	$15.72440	48,997,089
01/01/2017 to 12/31/2017	$15.72440	$18.30635	34,471,868
01/01/2018 to 12/31/2018	$18.30635	$16.95237	25,687,390
01/01/2019 to 12/31/2019	$16.95237	$20.46489	22,795,975
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$22.27763	$28.31102	510,403
01/01/2011 to 12/31/2011	$28.31102	$29.80000	376,813
01/01/2012 to 12/31/2012	$29.80000	$33.94359	463,095
01/01/2013 to 12/31/2013	$33.94359	$34.56960	450,921
01/01/2014 to 12/31/2014	$34.56960	$44.69065	435,105
01/01/2015 to 12/31/2015	$44.69065	$46.26976	353,550
01/01/2016 to 12/31/2016	$46.26976	$47.89248	289,672
01/01/2017 to 12/31/2017	$47.89248	$50.24901	102,492
01/01/2018 to 12/31/2018	$50.24901	$47.25846	16,255
01/01/2019 to 12/31/2019	$47.25846	$61.23593	20,404

A-25

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$11.37991	$11.24073	6,801,612
01/01/2011 to 12/31/2011	$11.24073	$11.10260	6,279,406
01/01/2012 to 12/31/2012	$11.10260	$10.96455	4,601,307
01/01/2013 to 12/31/2013	$10.96455	$10.82741	3,604,420
01/01/2014 to 12/31/2014	$10.82741	$10.69218	3,389,920
01/01/2015 to 12/31/2015	$10.69218	$10.55830	2,655,605
01/01/2016 to 12/31/2016	$10.55830	$10.42677	2,494,354
01/01/2017 to 12/31/2017	$10.42677	$10.33185	1,022,631
01/01/2018 to 12/31/2018	$10.33185	$10.33466	144,868
01/01/2019 to 12/31/2019	$10.33466	$10.37807	148,119
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.22537	$9.19151	1,205,571
01/01/2011 to 12/31/2011	$9.19151	$8.69703	860,066
01/01/2012 to 12/31/2012	$8.69703	$10.03847	942,929
01/01/2013 to 12/31/2013	$10.03847	$13.86439	1,237,335
01/01/2014 to 12/31/2014	$13.86439	$15.57319	1,567,637
01/01/2015 to 12/31/2015	$15.57319	$14.17351	1,387,504
01/01/2016 to 12/31/2016	$14.17351	$16.78016	1,298,527
01/01/2017 to 12/31/2017	$16.78016	$19.75125	800,693
01/01/2018 to 12/31/2018	$19.75125	$16.74288	533,467
01/01/2019 to 12/31/2019	$16.74288	$21.41480	436,457
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$17.42988	$19.70725	1,459,929
01/01/2011 to 12/31/2011	$19.70725	$16.94594	915,042
01/01/2012 to 12/31/2012	$16.94594	$20.14210	876,174
01/01/2013 to 12/31/2013	$20.14210	$23.68076	1,198,831
01/01/2014 to 12/31/2014	$23.68076	$22.09277	1,223,949
01/01/2015 to 12/31/2015	$22.09277	$22.50344	1,809,004
01/01/2016 to 12/31/2016	$22.50344	$21.38304	1,669,710
01/01/2017 to 12/31/2017	$21.38304	$28.59708	1,151,308
01/01/2018 to 12/31/2018	$28.59708	$24.47340	940,815
01/01/2019 to 12/31/2019	$24.47340	$31.92804	749,416
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.20938	$9.00512	1,743,754
01/01/2011 to 12/31/2011	$9.00512	$7.77667	1,310,153
01/01/2012 to 12/31/2012	$7.77667	$8.95999	1,443,923
01/01/2013 to 12/31/2013	$8.95999	$10.57050	1,466,476
01/01/2014 to 12/31/2014	$10.57050	$9.73859	1,498,945
01/01/2015 to 12/31/2015	$9.73859	$9.69538	1,451,464
01/01/2016 to 12/31/2016	$9.69538	$9.62992	1,266,768
01/01/2017 to 12/31/2017	$9.62992	$11.67931	743,142
01/01/2018 to 12/31/2018	$11.67931	$9.67159	401,883
01/01/2019 to 12/31/2019	$9.67159	$11.46299	344,369
AST Investment Grade Bond Portfolio
04/02/2012* to 12/31/2012	$14.62220	$15.54318	18,722,997
01/01/2013 to 12/31/2013	$15.54318	$14.86052	3,261,342
01/01/2014 to 12/31/2014	$14.86052	$15.66228	3,199,098
01/01/2015 to 12/31/2015	$15.66228	$15.64792	10,742,618
01/01/2016 to 12/31/2016	$15.64792	$16.10236	9,200,175
01/01/2017 to 12/31/2017	$16.10236	$16.58733	629,499
01/01/2018 to 12/31/2018	$16.58733	$16.33514	632
01/01/2019 to 12/31/2019	$16.33514	$17.94255	0

A-26

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$9.19814	$9.73440	2,492,453
01/01/2011 to 12/31/2011	$9.73440	$8.73333	1,670,674
01/01/2012 to 12/31/2012	$8.73333	$10.51351	1,947,918
01/01/2013 to 12/31/2013	$10.51351	$11.97688	2,070,280
01/01/2014 to 12/31/2014	$11.97688	$11.07433	2,030,830
01/01/2015 to 12/31/2015	$11.07433	$10.63026	1,995,091
01/01/2016 to 12/31/2016	$10.63026	$10.70044	1,569,675
01/01/2017 to 12/31/2017	$10.70044	$13.69826	592,230
01/01/2018 to 12/31/2018	$13.69826	$11.16328	110,811
01/01/2019 to 12/31/2019	$11.16328	$14.02470	122,965
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.73979	$10.33521	4,594,031
01/01/2011 to 12/31/2011	$10.33521	$10.11300	3,055,225
01/01/2012 to 12/31/2012	$10.11300	$11.21151	2,844,826
01/01/2013 to 12/31/2013	$11.21151	$15.12481	3,397,998
01/01/2014 to 12/31/2014	$15.12481	$16.51741	3,969,455
01/01/2015 to 12/31/2015	$16.51741	$17.95377	4,884,346
01/01/2016 to 12/31/2016	$17.95377	$18.71837	4,437,947
01/01/2017 to 12/31/2017	$18.71837	$24.58304	2,915,572
01/01/2018 to 12/31/2018	$24.58304	$23.62171	2,033,404
01/01/2019 to 12/31/2019	$23.62171	$30.70474	1,688,147
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$7.02527	$7.82440	2,119,460
01/01/2011 to 12/31/2011	$7.82440	$7.68074	1,429,953
01/01/2012 to 12/31/2012	$7.68074	$8.88044	1,486,414
01/01/2013 to 12/31/2013	$8.88044	$11.98833	1,613,878
01/01/2014 to 12/31/2014	$11.98833	$12.86958	1,604,312
01/01/2015 to 12/31/2015	$12.86958	$13.62744	1,586,674
01/01/2016 to 12/31/2016	$13.62744	$13.71463	1,347,267
01/01/2017 to 12/31/2017	$13.71463	$17.70257	546,725
01/01/2018 to 12/31/2018	$17.70257	$17.85599	265,860
01/01/2019 to 12/31/2019	$17.85599	$24.29437	220,267
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$5.15735	$6.10255	4,701,456
01/01/2011 to 12/31/2011	$6.10255	$5.84698	2,984,433
01/01/2012 to 12/31/2012	$5.84698	$6.90632	3,543,005
01/01/2013 to 12/31/2013	$6.90632	$9.01538	3,803,084
01/01/2014 to 12/31/2014	$9.01538	$9.92893	3,451,022
01/01/2015 to 12/31/2015	$9.92893	$9.24737	6,436,836
01/01/2016 to 12/31/2016	$9.24737	$9.28214	5,274,776
01/01/2017 to 12/31/2017	$9.28214	$11.64970	2,592,776
01/01/2018 to 12/31/2018	$11.64970	$11.00303	962,597
01/01/2019 to 12/31/2019	$11.00303	$14.14202	1,042,762
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$16.36419	$19.94676	1,067,139
01/01/2011 to 12/31/2011	$19.94676	$19.20836	718,917
01/01/2012 to 12/31/2012	$19.20836	$22.21690	726,117
01/01/2013 to 12/31/2013	$22.21690	$31.15543	958,640
01/01/2014 to 12/31/2014	$31.15543	$35.15028	927,072
01/01/2015 to 12/31/2015	$35.15028	$32.75433	1,007,427
01/01/2016 to 12/31/2016	$32.75433	$38.24212	862,297
01/01/2017 to 12/31/2017	$38.24212	$42.97271	424,301
01/01/2018 to 12/31/2018	$42.97271	$35.45530	232,320
01/01/2019 to 12/31/2019	$35.45530	$42.36995	212,870

A-27

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.83022	$11.82552	21,296,028
01/01/2011 to 12/31/2011	$11.82552	$11.79419	20,978,607
01/01/2012 to 12/31/2012	$11.79419	$12.85490	21,413,601
01/01/2013 to 12/31/2013	$12.85490	$13.86364	19,382,539
01/01/2014 to 12/31/2014	$13.86364	$14.48096	18,214,833
01/01/2015 to 12/31/2015	$14.48096	$14.32044	17,690,793
01/01/2016 to 12/31/2016	$14.32044	$14.92312	16,724,690
01/01/2017 to 12/31/2017	$14.92312	$16.22989	11,323,152
01/01/2018 to 12/31/2018	$16.22989	$15.57088	8,557,066
01/01/2019 to 12/31/2019	$15.57088	$17.64268	7,605,246
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.68711	$12.67921	1,500,026
01/01/2011 to 12/31/2011	$12.67921	$10.87912	1,440,412
01/01/2012 to 12/31/2012	$10.87912	$12.89951	1,624,583
01/01/2013 to 12/31/2013	$12.89951	$17.93697	1,692,703
01/01/2014 to 12/31/2014	$17.93697	$18.58790	1,505,947
01/01/2015 to 12/31/2015	$18.58790	$18.60051	1,635,150
01/01/2016 to 12/31/2016	$18.60051	$19.78268	1,367,144
01/01/2017 to 12/31/2017	$19.78268	$24.94557	719,098
01/01/2018 to 12/31/2018	$24.94557	$21.96112	451,474
01/01/2019 to 12/31/2019	$21.96112	$29.59852	361,280
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$15.98273	$21.53069	527,269
01/01/2011 to 12/31/2011	$21.53069	$21.05360	412,276
01/01/2012 to 12/31/2012	$21.05360	$23.32164	475,113
01/01/2013 to 12/31/2013	$23.32164	$31.13069	525,441
01/01/2014 to 12/31/2014	$31.13069	$31.91570	468,074
01/01/2015 to 12/31/2015	$31.91570	$31.76441	489,692
01/01/2016 to 12/31/2016	$31.76441	$35.15627	405,652
01/01/2017 to 12/31/2017	$35.15627	$43.02099	166,549
01/01/2018 to 12/31/2018	$43.02099	$38.91033	54,870
01/01/2019 to 12/31/2019	$38.91033	$49.99746	53,000
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$16.84959	$20.96423	983,045
01/01/2011 to 12/31/2011	$20.96423	$19.46513	633,878
01/01/2012 to 12/31/2012	$19.46513	$22.71231	589,246
01/01/2013 to 12/31/2013	$22.71231	$30.81692	725,986
01/01/2014 to 12/31/2014	$30.81692	$32.03491	663,097
01/01/2015 to 12/31/2015	$32.03491	$30.27101	807,371
01/01/2016 to 12/31/2016	$30.27101	$38.62318	678,624
01/01/2017 to 12/31/2017	$38.62318	$40.94386	485,568
01/01/2018 to 12/31/2018	$40.94386	$33.52597	369,837
01/01/2019 to 12/31/2019	$33.52597	$40.38358	320,925
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$7.05790	$8.07160	5,578,264
01/01/2011 to 12/31/2011	$8.07160	$7.83574	3,909,559
01/01/2012 to 12/31/2012	$7.83574	$9.09813	4,988,062
01/01/2013 to 12/31/2013	$9.09813	$12.93998	5,503,342
01/01/2014 to 12/31/2014	$12.93998	$13.84458	5,405,579
01/01/2015 to 12/31/2015	$13.84458	$14.98171	5,326,817
01/01/2016 to 12/31/2016	$14.98171	$15.19407	4,117,374
01/01/2017 to 12/31/2017	$15.19407	$20.68919	1,930,387
01/01/2018 to 12/31/2018	$20.68919	$21.21915	666,404
01/01/2019 to 12/31/2019	$21.21915	$26.86919	584,975

A-28

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.48526	$11.64254	1,078,324
01/01/2011 to 12/31/2011	$11.64254	$11.44064	864,374
01/01/2012 to 12/31/2012	$11.44064	$12.81153	1,095,404
01/01/2013 to 12/31/2013	$12.81153	$17.03245	1,093,521
01/01/2014 to 12/31/2014	$17.03245	$17.08165	968,257
01/01/2015 to 12/31/2015	$17.08165	$15.84532	729,571
01/01/2016 to 12/31/2016	$15.84532	$16.60655	543,227
01/01/2017 to 12/31/2017	$16.60655	$19.11409	255,516
01/01/2018 to 12/31/2018	$19.11409	$17.04119	90,181
01/01/2019 to 12/31/2019	$17.04119	$21.19847	2,310,146
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$16.83808	$17.58272	1,391,312
01/01/2011 to 12/31/2011	$17.58272	$18.07926	1,078,586
01/01/2012 to 12/31/2012	$18.07926	$18.78601	1,116,940
01/01/2013 to 12/31/2013	$18.78601	$17.85488	1,226,981
01/01/2014 to 12/31/2014	$17.85488	$17.72987	1,116,770
01/01/2015 to 12/31/2015	$17.72987	$16.69977	1,349,327
01/01/2016 to 12/31/2016	$16.69977	$17.21009	1,112,460
01/01/2017 to 12/31/2017	$17.21009	$17.34235	817,947
01/01/2018 to 12/31/2018	$17.34235	$17.46681	507,791
01/01/2019 to 12/31/2019	$17.46681	$17.52512	535,719
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.61590	$14.17880	743,476
01/01/2011 to 12/31/2011	$14.17880	$13.51859	516,116
01/01/2012 to 12/31/2012	$13.51859	$15.80720	587,711
01/01/2013 to 12/31/2013	$15.80720	$20.66957	561,570
01/01/2014 to 12/31/2014	$20.66957	$23.46661	523,357
01/01/2015 to 12/31/2015	$23.46661	$21.64185	445,783
01/01/2016 to 12/31/2016	$21.64185	$24.36300	327,800
01/01/2017 to 12/31/2017	$24.36300	$28.51751	143,578
01/01/2018 to 12/31/2018	$28.51751	$23.50569	44,515
01/01/2019 to 12/31/2019	$23.50569	$27.65588	47,545
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.30233	$10.96693	3,801,379
01/01/2011 to 12/31/2011	$10.96693	$11.48243	3,277,047
01/01/2012 to 12/31/2012	$11.48243	$12.22911	3,417,319
01/01/2013 to 12/31/2013	$12.22911	$11.89594	3,858,415
01/01/2014 to 12/31/2014	$11.89594	$12.59274	4,617,743
01/01/2015 to 12/31/2015	$12.59274	$12.58918	5,018,180
01/01/2016 to 12/31/2016	$12.58918	$13.07237	4,532,751
01/01/2017 to 12/31/2017	$13.07237	$13.72359	2,474,596
01/01/2018 to 12/31/2018	$13.72359	$13.24430	1,466,165
01/01/2019 to 12/31/2019	$13.24430	$14.68764	1,527,900
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.27867	$14.87472	173,563
01/01/2011 to 12/31/2011	$14.87472	$12.81037	149,767
01/01/2012 to 12/31/2012	$12.81037	$14.38078	122,892
01/01/2013 to 12/31/2013	$14.38078	$17.03250	100,597
01/01/2014 to 12/31/2014	$17.03250	$15.92808	76,194
01/01/2015 to 12/31/2015	$15.92808	$16.09005	45,610
01/01/2016 to 12/31/2016	$16.09005	$16.40651	29,664
01/01/2017 to 12/31/2017	$16.40651	$20.22940	8,287
01/01/2018 to 12/31/2018	$20.22940	$16.60745	1,936
01/01/2019 to 12/31/2019	$16.60745	$18.94223	4,127

A-29

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.07856	$13.99778	129,477
01/01/2011 to 12/31/2011	$13.99778	$13.08261	90,859
01/01/2012 to 12/31/2012	$13.08261	$15.60026	50,798
01/01/2013 to 12/31/2013	$15.60026	$21.60080	38,150
01/01/2014 to 12/31/2014	$21.60080	$22.20273	22,509
01/01/2015 to 12/31/2015	$22.20273	$22.28066	13,054
01/01/2016 to 12/31/2016	$22.28066	$22.17162	12,905
01/01/2017 to 12/31/2017	$22.17162	$29.54809	5,947
01/01/2018 to 12/31/2018	$29.54809	$29.32807	2,945
01/01/2019 to 12/31/2019	$29.32807	$39.79167	2,348
*Denotes the start date of these sub-accounts

A-30

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV, EBP and GRO Plus or with combo 5% and Gro Plus Cliff M&E (1.40%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.24128	$11.52309	4,919,010
01/01/2013 to 12/31/2013	$11.52309	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
01/01/2018 to 12/31/2018	$14.20671	$12.86718	6,259,360
01/01/2019 to 12/31/2019	$12.86718	$14.72391	5,536,253
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.87903	$12.02056	4,624,114
01/01/2013 to 12/31/2013	$12.02056	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
01/01/2018 to 12/31/2018	$17.23020	$16.14950	5,745,479
01/01/2019 to 12/31/2019	$16.14950	$19.01531	5,379,230
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$17.83258	$18.23283	7,531,093
01/01/2013 to 12/31/2013	$18.23283	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
01/01/2018 to 12/31/2018	$17.24996	$17.13398	3,463,246
01/01/2019 to 12/31/2019	$17.13398	$17.67486	3,330,585
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$24.22046	$25.47464	12,338,264
01/01/2013 to 12/31/2013	$25.47464	$24.65660	9,995,014
01/01/2014 to 12/31/2014	$24.65660	$25.34004	8,475,614
01/01/2015 to 12/31/2015	$25.34004	$24.45863	7,091,995
01/01/2016 to 12/31/2016	$24.45863	$25.13649	6,161,602
01/01/2017 to 12/31/2017	$25.13649	$25.86657	5,412,083
01/01/2018 to 12/31/2018	$25.86657	$25.33412	4,629,873
01/01/2019 to 12/31/2019	$25.33412	$27.28387	4,189,643
AST Bond Portfolio 2020
04/02/2012 to 12/31/2012	$11.25805	$11.93774	0
01/01/2013 to 12/31/2013	$11.93774	$11.00367	0
01/01/2014 to 12/31/2014	$11.00367	$11.51790	0
01/01/2015 to 12/31/2015	$11.51790	$11.53001	0
01/01/2016 to 12/31/2016	$11.53001	$11.59126	0
01/01/2017 to 12/31/2017	$11.59126	$11.53053	0
01/01/2018 to 12/31/2018	$11.53053	$11.40130	0
01/01/2019 to 12/31/2019	$11.40130	$11.63495	0

A-31

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.56120	$11.60294	3,975,636
01/01/2013 to 12/31/2013	$11.60294	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
01/01/2018 to 12/31/2018	$17.97320	$16.61840	9,994,935
01/01/2019 to 12/31/2019	$16.61840	$20.03129	8,654,530
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$29.01999	$29.92769	1,447,772
01/01/2013 to 12/31/2013	$29.92769	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
01/01/2018 to 12/31/2018	$43.96916	$41.28906	583,093
01/01/2019 to 12/31/2019	$41.28906	$53.41975	517,363
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$13.65154	$13.50952	17,079,423
01/01/2013 to 12/31/2013	$13.50952	$13.32015	13,291,565
01/01/2014 to 12/31/2014	$13.32015	$13.13385	13,654,097
01/01/2015 to 12/31/2015	$13.13385	$12.95008	12,534,974
01/01/2016 to 12/31/2016	$12.95008	$12.76926	11,390,209
01/01/2017 to 12/31/2017	$12.76926	$12.63397	10,159,311
01/01/2018 to 12/31/2018	$12.63397	$12.61802	10,291,957
01/01/2019 to 12/31/2019	$12.61802	$12.65174	8,387,207
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.36044	$21.02975	3,307,201
01/01/2013 to 12/31/2013	$21.02975	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
01/01/2018 to 12/31/2018	$41.06394	$34.75632	1,560,509
01/01/2019 to 12/31/2019	$34.75632	$44.38727	1,398,612
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$18.65276	$19.01608	6,293,086
01/01/2013 to 12/31/2013	$19.01608	$22.32299	5,340,846
01/01/2014 to 12/31/2014	$22.32299	$20.79446	4,821,411
01/01/2015 to 12/31/2015	$20.79446	$21.14883	4,259,448
01/01/2016 to 12/31/2016	$21.14883	$20.06551	3,802,360
01/01/2017 to 12/31/2017	$20.06551	$26.79441	3,321,745
01/01/2018 to 12/31/2018	$26.79441	$22.89556	2,982,285
01/01/2019 to 12/31/2019	$22.89556	$29.82418	2,562,599
AST International Value Portfolio
04/02/2012 to 12/31/2012	$17.07885	$17.54225	1,527,083
01/01/2013 to 12/31/2013	$17.54225	$20.66374	1,321,160
01/01/2014 to 12/31/2014	$20.66374	$19.00863	1,138,759
01/01/2015 to 12/31/2015	$19.00863	$18.89569	1,039,181
01/01/2016 to 12/31/2016	$18.89569	$18.73984	943,283
01/01/2017 to 12/31/2017	$18.73984	$22.69347	808,690
01/01/2018 to 12/31/2018	$22.69347	$18.76368	764,784
01/01/2019 to 12/31/2019	$18.76368	$22.20541	699,331

A-32

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$14.76497	$15.67712	39
01/01/2013 to 12/31/2013	$15.67712	$14.96580	0
01/01/2014 to 12/31/2014	$14.96580	$15.74930	0
01/01/2015 to 12/31/2015	$15.74930	$15.71099	0
01/01/2016 to 12/31/2016	$15.71099	$16.14275	0
01/01/2017 to 12/31/2017	$16.14275	$16.60376	0
01/01/2018 to 12/31/2018	$16.60376	$16.32633	210
01/01/2019 to 12/31/2019	$16.32633	$17.90560	0
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$34.83608	$36.59713	1,679,191
01/01/2013 to 12/31/2013	$36.59713	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
01/01/2018 to 12/31/2018	$47.32249	$38.50595	867,932
01/01/2019 to 12/31/2019	$38.50595	$48.30270	761,508
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$20.41294	$19.42466	9,007,613
01/01/2013 to 12/31/2013	$19.42466	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
01/01/2018 to 12/31/2018	$42.26955	$40.55449	7,331,268
01/01/2019 to 12/31/2019	$40.55449	$52.63467	6,440,550
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$9.39760	$9.35791	8,473,688
01/01/2013 to 12/31/2013	$9.35791	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709
01/01/2018 to 12/31/2018	$18.51334	$18.64522	3,893,316
01/01/2019 to 12/31/2019	$18.64522	$25.32966	3,439,971
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$6.31094	$6.34316	3,777,430
01/01/2013 to 12/31/2013	$6.34316	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
01/01/2018 to 12/31/2018	$10.61894	$10.01412	10,727,702
01/01/2019 to 12/31/2019	$10.01412	$12.85141	9,266,517
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$37.15415	$37.91024	3,538,167
01/01/2013 to 12/31/2013	$37.91024	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
01/01/2018 to 12/31/2018	$72.77285	$59.95055	1,521,349
01/01/2019 to 12/31/2019	$59.95055	$71.53346	1,343,273

A-33

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.41607	$12.71758	5,429,828
01/01/2013 to 12/31/2013	$12.71758	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
01/01/2018 to 12/31/2018	$15.93508	$15.26462	6,058,564
01/01/2019 to 12/31/2019	$15.26462	$17.26955	5,375,267
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$13.35502	$12.66302	4,924,697
01/01/2013 to 12/31/2013	$12.66302	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
01/01/2018 to 12/31/2018	$24.30313	$21.36279	2,227,050
01/01/2019 to 12/31/2019	$21.36279	$28.74833	1,923,581
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$25.35980	$24.32164	1,542,659
01/01/2013 to 12/31/2013	$24.32164	$32.41614	1,330,742
01/01/2014 to 12/31/2014	$32.41614	$33.18308	1,114,092
01/01/2015 to 12/31/2015	$33.18308	$32.97563	1,029,965
01/01/2016 to 12/31/2016	$32.97563	$36.44149	895,312
01/01/2017 to 12/31/2017	$36.44149	$44.52618	795,697
01/01/2018 to 12/31/2018	$44.52618	$40.21010	691,095
01/01/2019 to 12/31/2019	$40.21010	$51.58901	596,050
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$25.61287	$26.08383	2,840,903
01/01/2013 to 12/31/2013	$26.08383	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
01/01/2018 to 12/31/2018	$46.66633	$38.15322	1,225,607
01/01/2019 to 12/31/2019	$38.15322	$45.88763	1,088,105
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.01326	$18.35269	2,586,707
01/01/2013 to 12/31/2013	$18.35269	$26.06273	2,374,109
01/01/2014 to 12/31/2014	$26.06273	$27.84247	2,117,503
01/01/2015 to 12/31/2015	$27.84247	$30.08366	2,085,487
01/01/2016 to 12/31/2016	$30.08366	$30.46379	1,768,786
01/01/2017 to 12/31/2017	$30.46379	$41.41872	1,642,149
01/01/2018 to 12/31/2018	$41.41872	$42.41475	1,461,790
01/01/2019 to 12/31/2019	$42.41475	$53.62710	1,250,102
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$12.61586	$12.57594	1,508,096
01/01/2013 to 12/31/2013	$12.57594	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139
01/01/2018 to 12/31/2018	$18.62075	$16.57594	580,362
01/01/2019 to 12/31/2019	$16.57594	$20.58841	6,552,217

A-34

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$17.62052	$18.08731	2,390,182
01/01/2013 to 12/31/2013	$18.08731	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
01/01/2018 to 12/31/2018	$16.57098	$16.66437	1,139,725
01/01/2019 to 12/31/2019	$16.66437	$16.69463	1,083,981
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.03481	$15.51644	1,045,623
01/01/2013 to 12/31/2013	$15.51644	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
01/01/2018 to 12/31/2018	$27.78102	$22.86353	446,219
01/01/2019 to 12/31/2019	$22.86353	$26.85937	387,825
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.61384	$12.13428	951,592
01/01/2013 to 12/31/2013	$12.13428	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
01/01/2018 to 12/31/2018	$13.51423	$13.02235	2,708,965
01/01/2019 to 12/31/2019	$13.02235	$14.41951	2,741,774
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.25064	$14.40065	412,613
01/01/2013 to 12/31/2013	$14.40065	$17.03009	327,425
01/01/2014 to 12/31/2014	$17.03009	$15.90157	282,142
01/01/2015 to 12/31/2015	$15.90157	$16.03890	271,049
01/01/2016 to 12/31/2016	$16.03890	$16.32959	209,982
01/01/2017 to 12/31/2017	$16.32959	$20.10407	198,982
01/01/2018 to 12/31/2018	$20.10407	$16.47931	179,424
01/01/2019 to 12/31/2019	$16.47931	$18.76753	153,850
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$11.51049	$11.38028	775,472
01/01/2013 to 12/31/2013	$11.38028	$15.73369	659,475
01/01/2014 to 12/31/2014	$15.73369	$16.14756	556,109
01/01/2015 to 12/31/2015	$16.14756	$16.17955	506,361
01/01/2016 to 12/31/2016	$16.17955	$16.07593	423,400
01/01/2017 to 12/31/2017	$16.07593	$21.39200	373,484
01/01/2018 to 12/31/2018	$21.39200	$21.20034	322,384
01/01/2019 to 12/31/2019	$21.20034	$28.72041	293,847
*Denotes the start date of these sub-accounts

A-35

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps Cliff M&E (1.45%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.05839	$14.40546	2,180
01/01/2013 to 12/31/2013	$14.40546	$15.61266	2,340
01/01/2014 to 12/31/2014	$15.61266	$15.97383	2,320
01/01/2015 to 12/31/2015	$15.97383	$15.23550	2,016
01/01/2016 to 12/31/2016	$15.23550	$15.96631	1,955
01/01/2017 to 12/31/2017	$15.96631	$17.71563	213,634
01/01/2018 to 12/31/2018	$17.71563	$16.03713	191,239
01/01/2019 to 12/31/2019	$16.03713	$18.34205	461,698
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.27831	$14.44291	230
01/01/2013 to 12/31/2013	$14.44291	$16.74538	3,006
01/01/2014 to 12/31/2014	$16.74538	$17.57885	2,980
01/01/2015 to 12/31/2015	$17.57885	$17.40646	2,954
01/01/2016 to 12/31/2016	$17.40646	$18.23504	214
01/01/2017 to 12/31/2017	$18.23504	$20.65002	659,026
01/01/2018 to 12/31/2018	$20.65002	$19.34489	832,772
01/01/2019 to 12/31/2019	$19.34489	$22.76613	1,380,082
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$10.96527	$11.20709	543
01/01/2013 to 12/31/2013	$11.20709	$10.80435	638
01/01/2014 to 12/31/2014	$10.80435	$10.63748	188
01/01/2015 to 12/31/2015	$10.63748	$10.53398	185
01/01/2016 to 12/31/2016	$10.53398	$10.55175	192
01/01/2017 to 12/31/2017	$10.55175	$10.57674	35,833
01/01/2018 to 12/31/2018	$10.57674	$10.50020	45,311
01/01/2019 to 12/31/2019	$10.50020	$10.82621	72,844
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$12.27484	$12.90561	10,044
01/01/2013 to 12/31/2013	$12.90561	$12.48478	6,046
01/01/2014 to 12/31/2014	$12.48478	$12.82441	5,649
01/01/2015 to 12/31/2015	$12.82441	$12.37205	5,750
01/01/2016 to 12/31/2016	$12.37205	$12.70850	4,343
01/01/2017 to 12/31/2017	$12.70850	$13.07105	424,426
01/01/2018 to 12/31/2018	$13.07105	$12.79546	409,721
01/01/2019 to 12/31/2019	$12.79546	$13.77327	769,553
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.83753	$14.88548	11,514
01/01/2013 to 12/31/2013	$14.88548	$17.99682	7,030
01/01/2014 to 12/31/2014	$17.99682	$18.97650	6,525
01/01/2015 to 12/31/2015	$18.97650	$18.80107	6,456
01/01/2016 to 12/31/2016	$18.80107	$19.79575	9,850
01/01/2017 to 12/31/2017	$19.79575	$22.99968	412,390
01/01/2018 to 12/31/2018	$22.99968	$21.25514	517,892
01/01/2019 to 12/31/2019	$21.25514	$25.60712	1,348,193

A-36

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$21.40782	$22.06904	76
01/01/2013 to 12/31/2013	$22.06904	$22.43055	81
01/01/2014 to 12/31/2014	$22.43055	$28.93892	65
01/01/2015 to 12/31/2015	$28.93892	$29.90074	62
01/01/2016 to 12/31/2016	$29.90074	$30.88687	63
01/01/2017 to 12/31/2017	$30.88687	$32.34123	3,380
01/01/2018 to 12/31/2018	$32.34123	$30.35441	5,619
01/01/2019 to 12/31/2019	$30.35441	$39.25254	13,489
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$9.59292	$9.48932	4,146
01/01/2013 to 12/31/2013	$9.48932	$9.35139	1,741
01/01/2014 to 12/31/2014	$9.35139	$9.21607	26,616
01/01/2015 to 12/31/2015	$9.21607	$9.08227	13,817
01/01/2016 to 12/31/2016	$9.08227	$8.95090	2,002
01/01/2017 to 12/31/2017	$8.95090	$8.85147	41,349
01/01/2018 to 12/31/2018	$8.85147	$8.83584	88,957
01/01/2019 to 12/31/2019	$8.83584	$8.85497	134,126
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.02273	$15.51082	0
01/01/2013 to 12/31/2013	$15.51082	$21.37907	0
01/01/2014 to 12/31/2014	$21.37907	$23.96539	0
01/01/2015 to 12/31/2015	$23.96539	$21.76727	0
01/01/2016 to 12/31/2016	$21.76727	$25.71834	933
01/01/2017 to 12/31/2017	$25.71834	$30.21090	15,814
01/01/2018 to 12/31/2018	$30.21090	$25.55720	18,519
01/01/2019 to 12/31/2019	$25.55720	$32.62256	43,022
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$15.02132	$15.30804	662
01/01/2013 to 12/31/2013	$15.30804	$17.96101	620
01/01/2014 to 12/31/2014	$17.96101	$16.72271	675
01/01/2015 to 12/31/2015	$16.72271	$16.99908	648
01/01/2016 to 12/31/2016	$16.99908	$16.12010	723
01/01/2017 to 12/31/2017	$16.12010	$21.51511	17,298
01/01/2018 to 12/31/2018	$21.51511	$18.37506	18,598
01/01/2019 to 12/31/2019	$18.37506	$23.92358	44,274
AST International Value Portfolio
04/02/2012 to 12/31/2012	$13.90274	$14.27443	0
01/01/2013 to 12/31/2013	$14.27443	$16.80592	0
01/01/2014 to 12/31/2014	$16.80592	$15.45204	0
01/01/2015 to 12/31/2015	$15.45204	$15.35243	0
01/01/2016 to 12/31/2016	$15.35243	$15.21805	0
01/01/2017 to 12/31/2017	$15.21805	$18.41932	22,999
01/01/2018 to 12/31/2018	$18.41932	$15.22190	30,689
01/01/2019 to 12/31/2019	$15.22190	$18.00490	40,681
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$13.38884	$14.21055	7,000
01/01/2013 to 12/31/2013	$14.21055	$13.55893	3,285
01/01/2014 to 12/31/2014	$13.55893	$14.26152	2,091
01/01/2015 to 12/31/2015	$14.26152	$14.21954	2,521
01/01/2016 to 12/31/2016	$14.21954	$14.60293	2,936
01/01/2017 to 12/31/2017	$14.60293	$15.01233	548,421
01/01/2018 to 12/31/2018	$15.01233	$14.75401	2,219,031
01/01/2019 to 12/31/2019	$14.75401	$16.17296	2,383,314

A-37

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$14.76295	$15.50339	0
01/01/2013 to 12/31/2013	$15.50339	$17.62553	0
01/01/2014 to 12/31/2014	$17.62553	$16.26429	0
01/01/2015 to 12/31/2015	$16.26429	$15.58049	0
01/01/2016 to 12/31/2016	$15.58049	$15.65166	0
01/01/2017 to 12/31/2017	$15.65166	$19.99616	48,190
01/01/2018 to 12/31/2018	$19.99616	$16.26242	43,463
01/01/2019 to 12/31/2019	$16.26242	$20.38958	89,869
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.11543	$16.28062	0
01/01/2013 to 12/31/2013	$16.28062	$21.91871	0
01/01/2014 to 12/31/2014	$21.91871	$23.88844	880
01/01/2015 to 12/31/2015	$23.88844	$25.91320	789
01/01/2016 to 12/31/2016	$25.91320	$26.96231	318
01/01/2017 to 12/31/2017	$26.96231	$35.33842	33,933
01/01/2018 to 12/31/2018	$35.33842	$33.88731	31,917
01/01/2019 to 12/31/2019	$33.88731	$43.95943	72,356
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$15.40287	$15.33198	510
01/01/2013 to 12/31/2013	$15.33198	$20.65597	452
01/01/2014 to 12/31/2014	$20.65597	$22.12961	184
01/01/2015 to 12/31/2015	$22.12961	$23.38537	170
01/01/2016 to 12/31/2016	$23.38537	$23.48749	169
01/01/2017 to 12/31/2017	$23.48749	$30.25593	23,112
01/01/2018 to 12/31/2018	$30.25593	$30.45591	25,696
01/01/2019 to 12/31/2019	$30.45591	$41.35340	36,552
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.93946	$18.02411	948
01/01/2013 to 12/31/2013	$18.02411	$23.48091	922
01/01/2014 to 12/31/2014	$23.48091	$25.80802	568
01/01/2015 to 12/31/2015	$25.80802	$23.98772	584
01/01/2016 to 12/31/2016	$23.98772	$24.02937	248
01/01/2017 to 12/31/2017	$24.02937	$30.09747	46,827
01/01/2018 to 12/31/2018	$30.09747	$28.36881	49,654
01/01/2019 to 12/31/2019	$28.36881	$36.38817	93,972
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$18.22429	$18.58806	270
01/01/2013 to 12/31/2013	$18.58806	$26.01373	213
01/01/2014 to 12/31/2014	$26.01373	$29.28978	193
01/01/2015 to 12/31/2015	$29.28978	$27.23801	250
01/01/2016 to 12/31/2016	$27.23801	$31.73734	227
01/01/2017 to 12/31/2017	$31.73734	$35.59132	18,355
01/01/2018 to 12/31/2018	$35.59132	$29.30530	21,619
01/01/2019 to 12/31/2019	$29.30530	$34.94967	46,249
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$13.43044	$13.75126	240
01/01/2013 to 12/31/2013	$13.75126	$14.80021	254
01/01/2014 to 12/31/2014	$14.80021	$15.42794	252
01/01/2015 to 12/31/2015	$15.42794	$15.22608	248
01/01/2016 to 12/31/2016	$15.22608	$15.83488	242
01/01/2017 to 12/31/2017	$15.83488	$17.18667	592,750
01/01/2018 to 12/31/2018	$17.18667	$16.45508	514,201
01/01/2019 to 12/31/2019	$16.45508	$18.60681	1,040,322

A-38

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$18.20710	$17.25717	308
01/01/2013 to 12/31/2013	$17.25717	$23.94780	335
01/01/2014 to 12/31/2014	$23.94780	$24.76663	346
01/01/2015 to 12/31/2015	$24.76663	$24.73336	328
01/01/2016 to 12/31/2016	$24.73336	$26.25220	0
01/01/2017 to 12/31/2017	$26.25220	$33.03673	17,384
01/01/2018 to 12/31/2018	$33.03673	$29.02497	17,987
01/01/2019 to 12/31/2019	$29.02497	$39.03964	38,455
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.95377	$19.12968	0
01/01/2013 to 12/31/2013	$19.12968	$25.48345	0
01/01/2014 to 12/31/2014	$25.48345	$26.07311	0
01/01/2015 to 12/31/2015	$26.07311	$25.89686	0
01/01/2016 to 12/31/2016	$25.89686	$28.60422	0
01/01/2017 to 12/31/2017	$28.60422	$34.93250	10,439
01/01/2018 to 12/31/2018	$34.93250	$31.53024	15,457
01/01/2019 to 12/31/2019	$31.53024	$40.43239	29,986
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.10418	$17.41211	0
01/01/2013 to 12/31/2013	$17.41211	$23.57749	0
01/01/2014 to 12/31/2014	$23.57749	$24.45978	0
01/01/2015 to 12/31/2015	$24.45978	$23.06612	0
01/01/2016 to 12/31/2016	$23.06612	$29.37095	255
01/01/2017 to 12/31/2017	$29.37095	$31.07283	10,076
01/01/2018 to 12/31/2018	$31.07283	$25.39136	6,113
01/01/2019 to 12/31/2019	$25.39136	$30.52319	18,459
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.54923	$16.93303	0
01/01/2013 to 12/31/2013	$16.93303	$24.03450	0
01/01/2014 to 12/31/2014	$24.03450	$25.66278	0
01/01/2015 to 12/31/2015	$25.66278	$27.71447	0
01/01/2016 to 12/31/2016	$27.71447	$28.05039	0
01/01/2017 to 12/31/2017	$28.05039	$38.11816	38,656
01/01/2018 to 12/31/2018	$38.11816	$39.01490	42,463
01/01/2019 to 12/31/2019	$39.01490	$49.30346	77,106
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.61319	$15.55791	0
01/01/2013 to 12/31/2013	$15.55791	$20.64173	0
01/01/2014 to 12/31/2014	$20.64173	$20.65942	0
01/01/2015 to 12/31/2015	$20.65942	$19.12527	0
01/01/2016 to 12/31/2016	$19.12527	$20.00372	0
01/01/2017 to 12/31/2017	$20.00372	$22.97763	28,700
01/01/2018 to 12/31/2018	$22.97763	$20.44396	29,203
01/01/2019 to 12/31/2019	$20.44396	$25.37983	150,517
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$12.05208	$12.36662	0
01/01/2013 to 12/31/2013	$12.36662	$11.72986	0
01/01/2014 to 12/31/2014	$11.72986	$11.62412	0
01/01/2015 to 12/31/2015	$11.62412	$10.92662	0
01/01/2016 to 12/31/2016	$10.92662	$11.23771	0
01/01/2017 to 12/31/2017	$11.23771	$11.30121	22,532
01/01/2018 to 12/31/2018	$11.30121	$11.35912	28,790
01/01/2019 to 12/31/2019	$11.35912	$11.37398	48,396

A-39

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.42031	$17.97155	0
01/01/2013 to 12/31/2013	$17.97155	$23.45216	0
01/01/2014 to 12/31/2014	$23.45216	$26.57180	0
01/01/2015 to 12/31/2015	$26.57180	$24.45592	0
01/01/2016 to 12/31/2016	$24.45592	$27.47519	0
01/01/2017 to 12/31/2017	$27.47519	$32.09537	10,928
01/01/2018 to 12/31/2018	$32.09537	$26.40074	13,980
01/01/2019 to 12/31/2019	$26.40074	$30.99900	20,591
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$12.20348	$12.74552	1,573
01/01/2013 to 12/31/2013	$12.74552	$12.37321	1,763
01/01/2014 to 12/31/2014	$12.37321	$13.07139	1,750
01/01/2015 to 12/31/2015	$13.07139	$13.04109	1,706
01/01/2016 to 12/31/2016	$13.04109	$13.51414	4,195
01/01/2017 to 12/31/2017	$13.51414	$14.15878	118,402
01/01/2018 to 12/31/2018	$14.15878	$13.63647	163,618
01/01/2019 to 12/31/2019	$13.63647	$15.09186	354,340
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.05138	$14.19391	0
01/01/2013 to 12/31/2013	$14.19391	$16.77715	0
01/01/2014 to 12/31/2014	$16.77715	$15.65745	0
01/01/2015 to 12/31/2015	$15.65745	$15.78462	0
01/01/2016 to 12/31/2016	$15.78462	$16.06256	0
01/01/2017 to 12/31/2017	$16.06256	$19.76532	775
01/01/2018 to 12/31/2018	$19.76532	$16.19338	4,923
01/01/2019 to 12/31/2019	$16.19338	$18.43250	5,442
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$17.09912	$16.89928	0
01/01/2013 to 12/31/2013	$16.89928	$23.35210	0
01/01/2014 to 12/31/2014	$23.35210	$23.95423	0
01/01/2015 to 12/31/2015	$23.95423	$23.98960	0
01/01/2016 to 12/31/2016	$23.98960	$23.82399	0
01/01/2017 to 12/31/2017	$23.82399	$31.68616	2,388
01/01/2018 to 12/31/2018	$31.68616	$31.38609	2,388
01/01/2019 to 12/31/2019	$31.38609	$42.49760	1,041
*Denotes the start date of these sub-accounts

A-40

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of GRO Plus, EBP or HAV OR With any one of HAV or EBP & LT5 or GMWB, HAV & EBP or with any one combo 5% or HDV and GMWB or Combo 5%/HAV and HD GRO/GRO Plus 2008 or HAV, EBP and HD GRO OR HD GRO 60 bps and
HAV OR GRO Plus 2008 60 bps and HAV Cliff M&E (1.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.75778	$10.76144	2,807,816
01/01/2011 to 12/31/2011	$10.76144	$10.31836	1,829,484
01/01/2012 to 12/31/2012	$10.31836	$11.44067	1,736,967
01/01/2013 to 12/31/2013	$11.44067	$12.39310	1,728,158
01/01/2014 to 12/31/2014	$12.39310	$12.67341	1,664,666
01/01/2015 to 12/31/2015	$12.67341	$12.08149	1,547,700
01/01/2016 to 12/31/2016	$12.08149	$12.65473	1,904,121
01/01/2017 to 12/31/2017	$12.65473	$14.03410	2,166,262
01/01/2018 to 12/31/2018	$14.03410	$12.69792	2,103,514
01/01/2019 to 12/31/2019	$12.69792	$14.51565	1,817,157
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.00721	$11.07091	1,919,500
01/01/2011 to 12/31/2011	$11.07091	$10.77248	1,156,073
01/01/2012 to 12/31/2012	$10.77248	$11.93449	1,123,914
01/01/2013 to 12/31/2013	$11.93449	$13.83007	1,161,351
01/01/2014 to 12/31/2014	$13.83007	$14.51106	1,024,688
01/01/2015 to 12/31/2015	$14.51106	$14.36141	857,164
01/01/2016 to 12/31/2016	$14.36141	$15.03738	1,044,833
01/01/2017 to 12/31/2017	$15.03738	$17.02029	1,315,129
01/01/2018 to 12/31/2018	$17.02029	$15.93649	1,236,158
01/01/2019 to 12/31/2019	$15.93649	$18.74546	1,151,860
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$12.01658	$12.29800	945,944
01/01/2011 to 12/31/2011	$12.29800	$12.38612	473,351
01/01/2012 to 12/31/2012	$12.38612	$12.77291	337,586
01/01/2013 to 12/31/2013	$12.77291	$12.30775	279,123
01/01/2014 to 12/31/2014	$12.30775	$12.11139	207,705
01/01/2015 to 12/31/2015	$12.11139	$11.98743	238,852
01/01/2016 to 12/31/2016	$11.98743	$12.00105	219,768
01/01/2017 to 12/31/2017	$12.00105	$12.02287	218,295
01/01/2018 to 12/31/2018	$12.02287	$11.92998	187,411
01/01/2019 to 12/31/2019	$11.92998	$12.29399	187,209
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$13.27088	$14.08072	1,216,835
01/01/2011 to 12/31/2011	$14.08072	$14.31051	711,514
01/01/2012 to 12/31/2012	$14.31051	$15.40968	667,649
01/01/2013 to 12/31/2013	$15.40968	$14.89962	564,057
01/01/2014 to 12/31/2014	$14.89962	$15.29718	471,500
01/01/2015 to 12/31/2015	$15.29718	$14.75006	374,455
01/01/2016 to 12/31/2016	$14.75006	$15.14351	271,406
01/01/2017 to 12/31/2017	$15.14351	$15.56761	201,679
01/01/2018 to 12/31/2018	$15.56761	$15.23172	186,918
01/01/2019 to 12/31/2019	$15.23172	$16.38741	155,845

A-41

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.03530	$12.10470	0
01/01/2011 to 12/31/2011	$12.10470	$13.82780	0
01/01/2012 to 12/31/2012	$13.82780	$14.41817	737
01/01/2013 to 12/31/2013	$14.41817	$13.51573	10,939
01/01/2014 to 12/31/2014	$13.51573	$13.88072	991
01/01/2015 to 12/31/2015	$13.88072	$13.81898	267
01/01/2016 to 12/31/2016	$13.81898	$13.80904	56,581
01/01/2017 to 12/31/2017	$13.80904	$13.70602	37,733
01/01/2018 to 12/31/2018	$13.70602	$13.57586	194,125
01/01/2019 to 12/31/2019	$13.57586	$13.55911	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.81569	$9.71197	6,670
01/01/2011 to 12/31/2011	$9.71197	$11.35302	0
01/01/2012 to 12/31/2012	$11.35302	$11.88920	0
01/01/2013 to 12/31/2013	$11.88920	$10.94781	57,420
01/01/2014 to 12/31/2014	$10.94781	$11.44774	39,662
01/01/2015 to 12/31/2015	$11.44774	$11.44813	34,641
01/01/2016 to 12/31/2016	$11.44813	$11.49726	28,462
01/01/2017 to 12/31/2017	$11.49726	$11.42537	27,408
01/01/2018 to 12/31/2018	$11.42537	$11.28585	33,860
01/01/2019 to 12/31/2019	$11.28585	$11.50524	165,528
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99834	$11.04192	5,927
01/01/2011 to 12/31/2011	$11.04192	$13.08437	13,290
01/01/2012 to 12/31/2012	$13.08437	$13.76362	3,479
01/01/2013 to 12/31/2013	$13.76362	$12.60810	4,021
01/01/2014 to 12/31/2014	$12.60810	$13.37292	125,853
01/01/2015 to 12/31/2015	$13.37292	$13.40731	173,077
01/01/2016 to 12/31/2016	$13.40731	$13.47518	141,687
01/01/2017 to 12/31/2017	$13.47518	$13.48332	87,514
01/01/2018 to 12/31/2018	$13.48332	$13.28893	75,490
01/01/2019 to 12/31/2019	$13.28893	$13.75290	49,200
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99876	$12.05717	10,896
01/01/2012 to 12/31/2012	$12.05717	$12.57047	10,872
01/01/2013 to 12/31/2013	$12.57047	$11.17526	42,070
01/01/2014 to 12/31/2014	$11.17526	$12.14896	38,179
01/01/2015 to 12/31/2015	$12.14896	$12.21753	101,130
01/01/2016 to 12/31/2016	$12.21753	$12.25439	103,750
01/01/2017 to 12/31/2017	$12.25439	$12.26028	56,216
01/01/2018 to 12/31/2018	$12.26028	$12.05768	58,508
01/01/2019 to 12/31/2019	$12.05768	$12.57657	51,342
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99835	$10.43083	2,072
01/01/2013 to 12/31/2013	$10.43083	$9.22647	52,259
01/01/2014 to 12/31/2014	$9.22647	$10.23487	20,394
01/01/2015 to 12/31/2015	$10.23487	$10.35432	10,400
01/01/2016 to 12/31/2016	$10.35432	$10.39418	14,220
01/01/2017 to 12/31/2017	$10.39418	$10.41224	9,137
01/01/2018 to 12/31/2018	$10.41224	$10.22817	49,351
01/01/2019 to 12/31/2019	$10.22817	$10.73045	87,494

A-42

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99917	$8.77624	11,938
01/01/2014 to 12/31/2014	$8.77624	$9.90595	92,771
01/01/2015 to 12/31/2015	$9.90595	$10.03454	0
01/01/2016 to 12/31/2016	$10.03454	$10.07271	0
01/01/2017 to 12/31/2017	$10.07271	$10.08893	51,008
01/01/2018 to 12/31/2018	$10.08893	$9.87287	99,859
01/01/2019 to 12/31/2019	$9.87287	$10.49850	24,130
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99917	$11.33741	64,982
01/01/2015 to 12/31/2015	$11.33741	$11.39046	253,243
01/01/2016 to 12/31/2016	$11.39046	$11.49726	10,748
01/01/2017 to 12/31/2017	$11.49726	$11.53238	3,525
01/01/2018 to 12/31/2018	$11.53238	$11.27503	23,439
01/01/2019 to 12/31/2019	$11.27503	$12.07404	10,852
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99917	$9.96813	13,482
01/01/2016 to 12/31/2016	$9.96813	$10.02288	202,147
01/01/2017 to 12/31/2017	$10.02288	$10.11187	74,907
01/01/2018 to 12/31/2018	$10.11187	$9.85577	74,395
01/01/2019 to 12/31/2019	$9.85577	$10.68158	58,352
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99835	$9.90956	168,138
01/01/2017 to 12/31/2017	$9.90956	$10.02330	128,652
01/01/2018 to 12/31/2018	$10.02330	$9.74794	261,089
01/01/2019 to 12/31/2019	$9.74794	$10.62777	127,061
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99834	$10.06714	38,643
01/01/2018 to 12/31/2018	$10.06714	$9.71151	237,607
01/01/2019 to 12/31/2019	$9.71151	$10.67444	49,168
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99834	$9.69154	93,886
01/01/2019 to 12/31/2019	$9.69154	$10.72012	53,221
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99917	$11.26853	9,151
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.58184	$10.70051	3,449,942
01/01/2011 to 12/31/2011	$10.70051	$10.28452	1,970,751
01/01/2012 to 12/31/2012	$10.28452	$11.52022	2,137,269
01/01/2013 to 12/31/2013	$11.52022	$13.92108	2,504,702
01/01/2014 to 12/31/2014	$13.92108	$14.67151	2,923,296
01/01/2015 to 12/31/2015	$14.67151	$14.52846	2,989,189
01/01/2016 to 12/31/2016	$14.52846	$15.28934	3,826,071
01/01/2017 to 12/31/2017	$15.28934	$17.75483	4,424,002
01/01/2018 to 12/31/2018	$17.75483	$16.39972	3,813,001
01/01/2019 to 12/31/2019	$16.39972	$19.74756	3,324,101

A-43

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.97888	$24.05798	94,164
01/01/2011 to 12/31/2011	$24.05798	$25.25932	46,252
01/01/2012 to 12/31/2012	$25.25932	$28.69863	38,890
01/01/2013 to 12/31/2013	$28.69863	$29.15394	24,625
01/01/2014 to 12/31/2014	$29.15394	$37.59410	15,179
01/01/2015 to 12/31/2015	$37.59410	$38.82403	10,021
01/01/2016 to 12/31/2016	$38.82403	$40.08430	7,743
01/01/2017 to 12/31/2017	$40.08430	$41.95054	4,090
01/01/2018 to 12/31/2018	$41.95054	$39.35333	3,453
01/01/2019 to 12/31/2019	$39.35333	$50.86364	3,106
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.56639	$10.41025	4,514,743
01/01/2011 to 12/31/2011	$10.41025	$10.25686	2,469,055
01/01/2012 to 12/31/2012	$10.25686	$10.10326	1,788,191
01/01/2013 to 12/31/2013	$10.10326	$9.95170	1,064,476
01/01/2014 to 12/31/2014	$9.95170	$9.80224	517,455
01/01/2015 to 12/31/2015	$9.80224	$9.65553	144,968
01/01/2016 to 12/31/2016	$9.65553	$9.51105	29,374
01/01/2017 to 12/31/2017	$9.51105	$9.40078	23,945
01/01/2018 to 12/31/2018	$9.40078	$9.37940	69,388
01/01/2019 to 12/31/2019	$9.37940	$9.39493	23,772
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.54685	$11.75576	198,247
01/01/2011 to 12/31/2011	$11.75576	$11.09527	117,260
01/01/2012 to 12/31/2012	$11.09527	$12.77414	102,085
01/01/2013 to 12/31/2013	$12.77414	$17.59812	110,141
01/01/2014 to 12/31/2014	$17.59812	$19.71703	86,048
01/01/2015 to 12/31/2015	$19.71703	$17.89940	68,769
01/01/2016 to 12/31/2016	$17.89940	$21.13763	62,286
01/01/2017 to 12/31/2017	$21.13763	$24.81750	61,013
01/01/2018 to 12/31/2018	$24.81750	$20.98390	50,281
01/01/2019 to 12/31/2019	$20.98390	$26.77142	41,797
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$16.08408	$18.13964	644,187
01/01/2011 to 12/31/2011	$18.13964	$15.55860	237,695
01/01/2012 to 12/31/2012	$15.55860	$18.44608	135,401
01/01/2013 to 12/31/2013	$18.44608	$21.63180	122,372
01/01/2014 to 12/31/2014	$21.63180	$20.13015	112,393
01/01/2015 to 12/31/2015	$20.13015	$20.45243	167,014
01/01/2016 to 12/31/2016	$20.45243	$19.38515	162,109
01/01/2017 to 12/31/2017	$19.38515	$25.85968	120,299
01/01/2018 to 12/31/2018	$25.85968	$22.07430	107,784
01/01/2019 to 12/31/2019	$22.07430	$28.72526	89,387
AST International Value Portfolio
01/01/2010 to 12/31/2010	$17.81833	$19.49631	94,961
01/01/2011 to 12/31/2011	$19.49631	$16.79415	47,290
01/01/2012 to 12/31/2012	$16.79415	$19.30067	50,310
01/01/2013 to 12/31/2013	$19.30067	$22.71203	53,507
01/01/2014 to 12/31/2014	$22.71203	$20.87162	45,928
01/01/2015 to 12/31/2015	$20.87162	$20.72658	35,781
01/01/2016 to 12/31/2016	$20.72658	$20.53490	30,276
01/01/2017 to 12/31/2017	$20.53490	$24.84216	25,842
01/01/2018 to 12/31/2018	$24.84216	$20.51931	22,499
01/01/2019 to 12/31/2019	$20.51931	$24.25839	19,433

A-44

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.78320	$12.86115	349,323
01/01/2011 to 12/31/2011	$12.86115	$14.24498	1,683,886
01/01/2012 to 12/31/2012	$14.24498	$15.35022	774,811
01/01/2013 to 12/31/2013	$15.35022	$14.63878	161,422
01/01/2014 to 12/31/2014	$14.63878	$15.38947	111,516
01/01/2015 to 12/31/2015	$15.38947	$15.33646	252,354
01/01/2016 to 12/31/2016	$15.33646	$15.74198	66,190
01/01/2017 to 12/31/2017	$15.74198	$16.17511	0
01/01/2018 to 12/31/2018	$16.17511	$15.88866	0
01/01/2019 to 12/31/2019	$15.88866	$17.40803	0
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$16.28134	$17.18717	134,112
01/01/2011 to 12/31/2011	$17.18717	$15.38067	67,608
01/01/2012 to 12/31/2012	$15.38067	$18.46892	56,764
01/01/2013 to 12/31/2013	$18.46892	$20.98629	49,158
01/01/2014 to 12/31/2014	$20.98629	$19.35567	34,652
01/01/2015 to 12/31/2015	$19.35567	$18.53251	26,789
01/01/2016 to 12/31/2016	$18.53251	$18.60776	17,472
01/01/2017 to 12/31/2017	$18.60776	$23.76078	7,189
01/01/2018 to 12/31/2018	$23.76078	$19.31420	11,752
01/01/2019 to 12/31/2019	$19.31420	$24.20367	10,146
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.56472	$14.82088	1,327,334
01/01/2011 to 12/31/2011	$14.82088	$14.46551	459,894
01/01/2012 to 12/31/2012	$14.46551	$15.99606	296,704
01/01/2013 to 12/31/2013	$15.99606	$21.52475	242,827
01/01/2014 to 12/31/2014	$21.52475	$23.44724	217,926
01/01/2015 to 12/31/2015	$23.44724	$25.42172	267,937
01/01/2016 to 12/31/2016	$25.42172	$26.43757	232,386
01/01/2017 to 12/31/2017	$26.43757	$34.63307	174,809
01/01/2018 to 12/31/2018	$34.63307	$33.19397	141,526
01/01/2019 to 12/31/2019	$33.19397	$43.03808	117,436
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.31717	$13.68353	121,164
01/01/2011 to 12/31/2011	$13.68353	$13.39841	72,768
01/01/2012 to 12/31/2012	$13.39841	$15.45193	52,953
01/01/2013 to 12/31/2013	$15.45193	$20.80698	41,651
01/01/2014 to 12/31/2014	$20.80698	$22.27997	31,546
01/01/2015 to 12/31/2015	$22.27997	$23.53225	33,269
01/01/2016 to 12/31/2016	$23.53225	$23.62300	30,281
01/01/2017 to 12/31/2017	$23.62300	$30.41508	12,883
01/01/2018 to 12/31/2018	$30.41508	$30.60044	11,006
01/01/2019 to 12/31/2019	$30.60044	$41.52877	9,430
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$16.81901	$19.85125	203,194
01/01/2011 to 12/31/2011	$19.85125	$18.97169	67,574
01/01/2012 to 12/31/2012	$18.97169	$22.35216	61,407
01/01/2013 to 12/31/2013	$22.35216	$29.10466	57,601
01/01/2014 to 12/31/2014	$29.10466	$31.97282	36,943
01/01/2015 to 12/31/2015	$31.97282	$29.70269	75,377
01/01/2016 to 12/31/2016	$29.70269	$29.73934	43,555
01/01/2017 to 12/31/2017	$29.73934	$37.23057	25,042
01/01/2018 to 12/31/2018	$37.23057	$35.07442	20,142
01/01/2019 to 12/31/2019	$35.07442	$44.96652	18,383

A-45

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.63569	$19.01058	338,461
01/01/2011 to 12/31/2011	$19.01058	$18.26050	113,948
01/01/2012 to 12/31/2012	$18.26050	$21.06704	77,210
01/01/2013 to 12/31/2013	$21.06704	$29.46822	71,473
01/01/2014 to 12/31/2014	$29.46822	$33.16257	51,982
01/01/2015 to 12/31/2015	$33.16257	$30.82376	49,218
01/01/2016 to 12/31/2016	$30.82376	$35.89730	36,082
01/01/2017 to 12/31/2017	$35.89730	$40.23600	26,853
01/01/2018 to 12/31/2018	$40.23600	$33.11275	26,117
01/01/2019 to 12/31/2019	$33.11275	$39.47038	25,293
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.71900	$11.67442	1,279,799
01/01/2011 to 12/31/2011	$11.67442	$11.61407	1,121,904
01/01/2012 to 12/31/2012	$11.61407	$12.62641	1,079,897
01/01/2013 to 12/31/2013	$12.62641	$13.58275	1,079,622
01/01/2014 to 12/31/2014	$13.58275	$14.15161	1,077,522
01/01/2015 to 12/31/2015	$14.15161	$13.95938	788,631
01/01/2016 to 12/31/2016	$13.95938	$14.51012	907,041
01/01/2017 to 12/31/2017	$14.51012	$15.74091	1,126,286
01/01/2018 to 12/31/2018	$15.74091	$15.06318	1,060,176
01/01/2019 to 12/31/2019	$15.06318	$17.02420	849,946
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$18.86863	$24.63454	208,277
01/01/2011 to 12/31/2011	$24.63454	$21.08371	88,588
01/01/2012 to 12/31/2012	$21.08371	$24.93589	69,266
01/01/2013 to 12/31/2013	$24.93589	$34.58604	57,797
01/01/2014 to 12/31/2014	$34.58604	$35.75045	40,458
01/01/2015 to 12/31/2015	$35.75045	$35.68429	43,677
01/01/2016 to 12/31/2016	$35.68429	$37.85633	36,006
01/01/2017 to 12/31/2017	$37.85633	$47.61565	25,440
01/01/2018 to 12/31/2018	$47.61565	$41.81206	22,198
01/01/2019 to 12/31/2019	$41.81206	$56.21026	18,391
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.28721	$16.51061	72,358
01/01/2011 to 12/31/2011	$16.51061	$16.10401	34,651
01/01/2012 to 12/31/2012	$16.10401	$17.79359	32,789
01/01/2013 to 12/31/2013	$17.79359	$23.69149	37,740
01/01/2014 to 12/31/2014	$23.69149	$24.22744	28,404
01/01/2015 to 12/31/2015	$24.22744	$24.05145	26,392
01/01/2016 to 12/31/2016	$24.05145	$26.55253	20,701
01/01/2017 to 12/31/2017	$26.55253	$32.41045	10,375
01/01/2018 to 12/31/2018	$32.41045	$29.23884	9,093
01/01/2019 to 12/31/2019	$29.23884	$37.47516	10,622
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.47394	$19.20394	374,323
01/01/2011 to 12/31/2011	$19.20394	$17.78565	145,764
01/01/2012 to 12/31/2012	$17.78565	$20.70009	93,768
01/01/2013 to 12/31/2013	$20.70009	$28.01558	74,451
01/01/2014 to 12/31/2014	$28.01558	$29.04912	54,217
01/01/2015 to 12/31/2015	$29.04912	$27.38019	66,195
01/01/2016 to 12/31/2016	$27.38019	$34.84666	54,419
01/01/2017 to 12/31/2017	$34.84666	$36.84723	46,531
01/01/2018 to 12/31/2018	$36.84723	$30.09458	41,621
01/01/2019 to 12/31/2019	$30.09458	$36.15865	36,717

A-46

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.34445	$15.22248	229,668
01/01/2011 to 12/31/2011	$15.22248	$14.74029	132,185
01/01/2012 to 12/31/2012	$14.74029	$17.07168	143,318
01/01/2013 to 12/31/2013	$17.07168	$24.21892	146,670
01/01/2014 to 12/31/2014	$24.21892	$25.84657	105,184
01/01/2015 to 12/31/2015	$25.84657	$27.89874	85,144
01/01/2016 to 12/31/2016	$27.89874	$28.22272	59,056
01/01/2017 to 12/31/2017	$28.22272	$38.33299	44,398
01/01/2018 to 12/31/2018	$38.33299	$39.21470	34,316
01/01/2019 to 12/31/2019	$39.21470	$49.53090	29,761
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.41148	$14.85387	144,676
01/01/2011 to 12/31/2011	$14.85387	$14.55937	97,717
01/01/2012 to 12/31/2012	$14.55937	$16.26273	77,006
01/01/2013 to 12/31/2013	$16.26273	$21.56589	58,724
01/01/2014 to 12/31/2014	$21.56589	$21.57340	35,750
01/01/2015 to 12/31/2015	$21.57340	$19.96131	22,259
01/01/2016 to 12/31/2016	$19.96131	$20.86755	15,630
01/01/2017 to 12/31/2017	$20.86755	$23.95778	5,188
01/01/2018 to 12/31/2018	$23.95778	$21.30519	9,332
01/01/2019 to 12/31/2019	$21.30519	$26.43560	201,299
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$13.85414	$14.43019	329,237
01/01/2011 to 12/31/2011	$14.43019	$14.80014	134,287
01/01/2012 to 12/31/2012	$14.80014	$15.33970	84,511
01/01/2013 to 12/31/2013	$15.33970	$14.54247	98,013
01/01/2014 to 12/31/2014	$14.54247	$14.40412	79,733
01/01/2015 to 12/31/2015	$14.40412	$13.53287	103,878
01/01/2016 to 12/31/2016	$13.53287	$13.91118	89,791
01/01/2017 to 12/31/2017	$13.91118	$13.98274	81,858
01/01/2018 to 12/31/2018	$13.98274	$14.04720	61,625
01/01/2019 to 12/31/2019	$14.04720	$14.05851	64,468
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.05934	$18.33549	61,575
01/01/2011 to 12/31/2011	$18.33549	$17.43750	29,727
01/01/2012 to 12/31/2012	$17.43750	$20.33786	29,981
01/01/2013 to 12/31/2013	$20.33786	$26.52660	28,811
01/01/2014 to 12/31/2014	$26.52660	$30.04001	19,842
01/01/2015 to 12/31/2015	$30.04001	$27.63401	14,591
01/01/2016 to 12/31/2016	$27.63401	$31.03014	6,756
01/01/2017 to 12/31/2017	$31.03014	$36.22984	3,234
01/01/2018 to 12/31/2018	$36.22984	$29.78636	2,910
01/01/2019 to 12/31/2019	$29.78636	$34.95668	2,795
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.24706	$10.88049	191,856
01/01/2011 to 12/31/2011	$10.88049	$11.36317	131,044
01/01/2012 to 12/31/2012	$11.36317	$12.07155	130,317
01/01/2013 to 12/31/2013	$12.07155	$11.71298	167,933
01/01/2014 to 12/31/2014	$11.71298	$12.36759	190,247
01/01/2015 to 12/31/2015	$12.36759	$12.33267	209,061
01/01/2016 to 12/31/2016	$12.33267	$12.77379	105,568
01/01/2017 to 12/31/2017	$12.77379	$13.37636	77,277
01/01/2018 to 12/31/2018	$13.37636	$12.87637	147,869
01/01/2019 to 12/31/2019	$12.87637	$14.24344	153,703

A-47

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.07444	$14.61034	34,356
01/01/2011 to 12/31/2011	$14.61034	$12.55083	18,160
01/01/2012 to 12/31/2012	$12.55083	$14.05349	15,603
01/01/2013 to 12/31/2013	$14.05349	$16.60265	10,296
01/01/2014 to 12/31/2014	$16.60265	$15.48673	4,892
01/01/2015 to 12/31/2015	$15.48673	$15.60462	1,178
01/01/2016 to 12/31/2016	$15.60462	$15.87147	0
01/01/2017 to 12/31/2017	$15.87147	$19.52039	0
01/01/2018 to 12/31/2018	$19.52039	$15.98451	107
01/01/2019 to 12/31/2019	$15.98451	$18.18553	238
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.69000	$19.80121	16,952
01/01/2011 to 12/31/2011	$19.80121	$18.45980	8,546
01/01/2012 to 12/31/2012	$18.45980	$21.95644	10,409
01/01/2013 to 12/31/2013	$21.95644	$30.32489	3,271
01/01/2014 to 12/31/2014	$30.32489	$31.09100	2,006
01/01/2015 to 12/31/2015	$31.09100	$31.12105	7,436
01/01/2016 to 12/31/2016	$31.12105	$30.89046	7,509
01/01/2017 to 12/31/2017	$30.89046	$41.06376	173
01/01/2018 to 12/31/2018	$41.06376	$40.65419	91
01/01/2019 to 12/31/2019	$40.65419	$55.01904	245
*Denotes the start date of these sub-accounts

A-48

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB or HD GRO or GRO Plus 2008 (1.60%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.71758	$10.70625	1,845,504
01/01/2011 to 12/31/2011	$10.70625	$10.25504	1,277,360
01/01/2012 to 12/31/2012	$10.25504	$11.35884	1,188,880
01/01/2013 to 12/31/2013	$11.35884	$12.29195	390,164
01/01/2014 to 12/31/2014	$12.29195	$12.55711	397,408
01/01/2015 to 12/31/2015	$12.55711	$11.95839	183,135
01/01/2016 to 12/31/2016	$11.95839	$12.51293	56,274
01/01/2017 to 12/31/2017	$12.51293	$13.86285	3,897
01/01/2018 to 12/31/2018	$13.86285	$12.53017	0
01/01/2019 to 12/31/2019	$12.53017	$14.30924	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.96580	$11.01405	1,366,536
01/01/2011 to 12/31/2011	$11.01405	$10.70635	906,862
01/01/2012 to 12/31/2012	$10.70635	$11.84906	931,297
01/01/2013 to 12/31/2013	$11.84906	$13.71705	479,007
01/01/2014 to 12/31/2014	$13.71705	$14.37787	462,315
01/01/2015 to 12/31/2015	$14.37787	$14.21517	342,879
01/01/2016 to 12/31/2016	$14.21517	$14.86920	149,975
01/01/2017 to 12/31/2017	$14.86920	$16.81284	0
01/01/2018 to 12/31/2018	$16.81284	$15.72614	0
01/01/2019 to 12/31/2019	$15.72614	$18.47938	0
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.66831	$11.92939	385,035
01/01/2011 to 12/31/2011	$11.92939	$12.00275	287,931
01/01/2012 to 12/31/2012	$12.00275	$12.36507	206,368
01/01/2013 to 12/31/2013	$12.36507	$11.90279	56,955
01/01/2014 to 12/31/2014	$11.90279	$11.70091	49,757
01/01/2015 to 12/31/2015	$11.70091	$11.56928	33,934
01/01/2016 to 12/31/2016	$11.56928	$11.57112	13,507
01/01/2017 to 12/31/2017	$11.57112	$11.58090	0
01/01/2018 to 12/31/2018	$11.58090	$11.47926	0
01/01/2019 to 12/31/2019	$11.47926	$11.81770	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.62281	$13.37950	429,529
01/01/2011 to 12/31/2011	$13.37950	$13.58426	340,001
01/01/2012 to 12/31/2012	$13.58426	$14.61276	258,267
01/01/2013 to 12/31/2013	$14.61276	$14.11476	125,259
01/01/2014 to 12/31/2014	$14.11476	$14.47664	106,056
01/01/2015 to 12/31/2015	$14.47664	$13.94471	70,018
01/01/2016 to 12/31/2016	$13.94471	$14.30221	26,932
01/01/2017 to 12/31/2017	$14.30221	$14.68774	23
01/01/2018 to 12/31/2018	$14.68774	$14.35598	0
01/01/2019 to 12/31/2019	$14.35598	$15.42952	0

A-49

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.01384	$12.06893	584,918
01/01/2011 to 12/31/2011	$12.06893	$13.77296	366,628
01/01/2012 to 12/31/2012	$13.77296	$14.34636	951,107
01/01/2013 to 12/31/2013	$14.34636	$13.43484	520,921
01/01/2014 to 12/31/2014	$13.43484	$13.78359	291,213
01/01/2015 to 12/31/2015	$13.78359	$13.70825	226,779
01/01/2016 to 12/31/2016	$13.70825	$13.68447	40,870
01/01/2017 to 12/31/2017	$13.68447	$13.56847	4,577
01/01/2018 to 12/31/2018	$13.56847	$13.42602	0
01/01/2019 to 12/31/2019	$13.42602	$13.39583	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.80675	$9.69229	1,186,344
01/01/2011 to 12/31/2011	$9.69229	$11.31857	201,761
01/01/2012 to 12/31/2012	$11.31857	$11.84113	28,671
01/01/2013 to 12/31/2013	$11.84113	$10.89247	1,284,523
01/01/2014 to 12/31/2014	$10.89247	$11.37836	751,816
01/01/2015 to 12/31/2015	$11.37836	$11.36719	640,834
01/01/2016 to 12/31/2016	$11.36719	$11.40446	215,344
01/01/2017 to 12/31/2017	$11.40446	$11.32182	3,653
01/01/2018 to 12/31/2018	$11.32182	$11.17252	0
01/01/2019 to 12/31/2019	$11.17252	$11.37853	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99823	$11.03075	2,461,056
01/01/2011 to 12/31/2011	$11.03075	$13.05795	728,952
01/01/2012 to 12/31/2012	$13.05795	$13.72171	156,014
01/01/2013 to 12/31/2013	$13.72171	$12.55693	292
01/01/2014 to 12/31/2014	$12.55693	$13.30508	236,574
01/01/2015 to 12/31/2015	$13.30508	$13.32564	235,214
01/01/2016 to 12/31/2016	$13.32564	$13.37957	28,896
01/01/2017 to 12/31/2017	$13.37957	$13.37415	0
01/01/2018 to 12/31/2018	$13.37415	$13.16783	0
01/01/2019 to 12/31/2019	$13.16783	$13.61387	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99867	$12.04488	2,327,140
01/01/2012 to 12/31/2012	$12.04488	$12.54491	1,885,202
01/01/2013 to 12/31/2013	$12.54491	$11.14113	175,317
01/01/2014 to 12/31/2014	$11.14113	$12.09963	69,287
01/01/2015 to 12/31/2015	$12.09963	$12.15566	176,536
01/01/2016 to 12/31/2016	$12.15566	$12.18007	39,276
01/01/2017 to 12/31/2017	$12.18007	$12.17370	0
01/01/2018 to 12/31/2018	$12.17370	$11.96031	0
01/01/2019 to 12/31/2019	$11.96031	$12.46230	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99824	$10.42017	986,123
01/01/2013 to 12/31/2013	$10.42017	$9.20765	3,032,772
01/01/2014 to 12/31/2014	$9.20765	$10.20363	1,042,864
01/01/2015 to 12/31/2015	$10.20363	$10.31221	222,562
01/01/2016 to 12/31/2016	$10.31221	$10.34136	29,420
01/01/2017 to 12/31/2017	$10.34136	$10.34884	4,615
01/01/2018 to 12/31/2018	$10.34884	$10.15564	0
01/01/2019 to 12/31/2019	$10.15564	$10.64356	0

A-50

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99912	$8.76735	1,923,065
01/01/2014 to 12/31/2014	$8.76735	$9.88595	746,283
01/01/2015 to 12/31/2015	$9.88595	$10.00412	7,251
01/01/2016 to 12/31/2016	$10.00412	$10.03190	1,700
01/01/2017 to 12/31/2017	$10.03190	$10.03794	0
01/01/2018 to 12/31/2018	$10.03794	$9.81295	0
01/01/2019 to 12/31/2019	$9.81295	$10.42423	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99912	$11.32591	703,678
01/01/2015 to 12/31/2015	$11.32591	$11.36737	2,025,219
01/01/2016 to 12/31/2016	$11.36737	$11.46229	5,495
01/01/2017 to 12/31/2017	$11.46229	$11.48571	0
01/01/2018 to 12/31/2018	$11.48571	$11.21792	0
01/01/2019 to 12/31/2019	$11.21792	$12.00072	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99912	$9.95808	385,774
01/01/2016 to 12/31/2016	$9.95808	$10.00252	45,236
01/01/2017 to 12/31/2017	$10.00252	$10.08104	0
01/01/2018 to 12/31/2018	$10.08104	$9.81573	0
01/01/2019 to 12/31/2019	$9.81573	$10.62737	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99824	$9.89955	1,180,647
01/01/2017 to 12/31/2017	$9.89955	$10.00310	0
01/01/2018 to 12/31/2018	$10.00310	$9.71831	0
01/01/2019 to 12/31/2019	$9.71831	$10.58480	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99823	$10.05707	0
01/01/2018 to 12/31/2018	$10.05707	$9.69194	0
01/01/2019 to 12/31/2019	$9.69194	$10.64213	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99823	$9.68162	0
01/01/2019 to 12/31/2019	$9.68162	$10.69829	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99912	$11.25700	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.54225	$10.64536	1,923,884
01/01/2011 to 12/31/2011	$10.64536	$10.22111	1,280,097
01/01/2012 to 12/31/2012	$10.22111	$11.43755	1,255,382
01/01/2013 to 12/31/2013	$11.43755	$13.80709	640,306
01/01/2014 to 12/31/2014	$13.80709	$14.53653	667,527
01/01/2015 to 12/31/2015	$14.53653	$14.38021	424,732
01/01/2016 to 12/31/2016	$14.38021	$15.11802	111,091
01/01/2017 to 12/31/2017	$15.11802	$17.53823	0
01/01/2018 to 12/31/2018	$17.53823	$16.18307	0
01/01/2019 to 12/31/2019	$16.18307	$19.46691	0

A-51

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$14.14076	$17.90692	30,983
01/01/2011 to 12/31/2011	$17.90692	$18.78211	20,122
01/01/2012 to 12/31/2012	$18.78211	$21.31773	18,452
01/01/2013 to 12/31/2013	$21.31773	$21.63394	8,352
01/01/2014 to 12/31/2014	$21.63394	$27.86871	7,997
01/01/2015 to 12/31/2015	$27.86871	$28.75130	5,068
01/01/2016 to 12/31/2016	$28.75130	$29.65459	3,798
01/01/2017 to 12/31/2017	$29.65459	$31.00378	0
01/01/2018 to 12/31/2018	$31.00378	$29.05458	0
01/01/2019 to 12/31/2019	$29.05458	$37.51466	0
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.57690	$10.41011	323,305
01/01/2011 to 12/31/2011	$10.41011	$10.24614	411,226
01/01/2012 to 12/31/2012	$10.24614	$10.08272	348,780
01/01/2013 to 12/31/2013	$10.08272	$9.92163	77,433
01/01/2014 to 12/31/2014	$9.92163	$9.76289	84,173
01/01/2015 to 12/31/2015	$9.76289	$9.60643	62,463
01/01/2016 to 12/31/2016	$9.60643	$9.45315	13,487
01/01/2017 to 12/31/2017	$9.45315	$9.33399	0
01/01/2018 to 12/31/2018	$9.33399	$9.30329	0
01/01/2019 to 12/31/2019	$9.30329	$9.30918	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.36924	$10.43263	76,011
01/01/2011 to 12/31/2011	$10.43263	$9.83643	53,174
01/01/2012 to 12/31/2012	$9.83643	$11.31329	48,521
01/01/2013 to 12/31/2013	$11.31329	$15.56971	23,549
01/01/2014 to 12/31/2014	$15.56971	$17.42667	16,952
01/01/2015 to 12/31/2015	$17.42667	$15.80407	7,063
01/01/2016 to 12/31/2016	$15.80407	$18.64437	4,265
01/01/2017 to 12/31/2017	$18.64437	$21.86807	0
01/01/2018 to 12/31/2018	$21.86807	$18.47121	0
01/01/2019 to 12/31/2019	$18.47121	$23.54185	0
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$12.58665	$14.18100	178,121
01/01/2011 to 12/31/2011	$14.18100	$12.15081	120,855
01/01/2012 to 12/31/2012	$12.15081	$14.39131	66,094
01/01/2013 to 12/31/2013	$14.39131	$16.85963	18,320
01/01/2014 to 12/31/2014	$16.85963	$15.67332	12,662
01/01/2015 to 12/31/2015	$15.67332	$15.90806	8,282
01/01/2016 to 12/31/2016	$15.90806	$15.06274	3,302
01/01/2017 to 12/31/2017	$15.06274	$20.07333	0
01/01/2018 to 12/31/2018	$20.07333	$17.11751	0
01/01/2019 to 12/31/2019	$17.11751	$22.25240	0
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.78708	$16.16317	47,525
01/01/2011 to 12/31/2011	$16.16317	$13.90883	36,277
01/01/2012 to 12/31/2012	$13.90883	$15.96847	28,075
01/01/2013 to 12/31/2013	$15.96847	$18.77179	15,253
01/01/2014 to 12/31/2014	$18.77179	$17.23315	12,417
01/01/2015 to 12/31/2015	$17.23315	$17.09597	7,714
01/01/2016 to 12/31/2016	$17.09597	$16.92074	2,484
01/01/2017 to 12/31/2017	$16.92074	$20.44929	0
01/01/2018 to 12/31/2018	$20.44929	$16.87361	0
01/01/2019 to 12/31/2019	$16.87361	$19.92817	0

A-52

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.65987	$14.40509	55,671
01/01/2011 to 12/31/2011	$14.40509	$12.87788	49,878
01/01/2012 to 12/31/2012	$12.87788	$15.44789	39,541
01/01/2013 to 12/31/2013	$15.44789	$17.53575	10,470
01/01/2014 to 12/31/2014	$17.53575	$16.15687	12,110
01/01/2015 to 12/31/2015	$16.15687	$15.45409	8,074
01/01/2016 to 12/31/2016	$15.45409	$15.50105	3,875
01/01/2017 to 12/31/2017	$15.50105	$19.77368	0
01/01/2018 to 12/31/2018	$19.77368	$16.05687	0
01/01/2019 to 12/31/2019	$16.05687	$20.10126	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.42585	$12.28551	373,734
01/01/2011 to 12/31/2011	$12.28551	$11.97881	229,225
01/01/2012 to 12/31/2012	$11.97881	$13.23274	130,595
01/01/2013 to 12/31/2013	$13.23274	$17.78834	31,578
01/01/2014 to 12/31/2014	$17.78834	$19.35733	35,643
01/01/2015 to 12/31/2015	$19.35733	$20.96608	17,491
01/01/2016 to 12/31/2016	$20.96608	$21.78170	5,112
01/01/2017 to 12/31/2017	$21.78170	$28.50508	0
01/01/2018 to 12/31/2018	$28.50508	$27.29269	0
01/01/2019 to 12/31/2019	$27.29269	$35.35078	0
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$10.90870	$12.10655	69,094
01/01/2011 to 12/31/2011	$12.10655	$11.84234	59,637
01/01/2012 to 12/31/2012	$11.84234	$13.64352	58,891
01/01/2013 to 12/31/2013	$13.64352	$18.35314	17,710
01/01/2014 to 12/31/2014	$18.35314	$19.63247	15,905
01/01/2015 to 12/31/2015	$19.63247	$20.71493	11,457
01/01/2016 to 12/31/2016	$20.71493	$20.77378	4,739
01/01/2017 to 12/31/2017	$20.77378	$26.71964	0
01/01/2018 to 12/31/2018	$26.71964	$26.85511	0
01/01/2019 to 12/31/2019	$26.85511	$36.40873	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.73320	$16.19270	55,798
01/01/2011 to 12/31/2011	$16.19270	$15.45959	42,625
01/01/2012 to 12/31/2012	$15.45959	$18.19557	24,844
01/01/2013 to 12/31/2013	$18.19557	$23.66824	10,480
01/01/2014 to 12/31/2014	$23.66824	$25.97426	10,673
01/01/2015 to 12/31/2015	$25.97426	$24.10552	20,475
01/01/2016 to 12/31/2016	$24.10552	$24.11073	8,186
01/01/2017 to 12/31/2017	$24.11073	$30.15363	0
01/01/2018 to 12/31/2018	$30.15363	$28.37832	0
01/01/2019 to 12/31/2019	$28.37832	$36.34492	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.58584	$15.28694	87,867
01/01/2011 to 12/31/2011	$15.28694	$14.66903	55,554
01/01/2012 to 12/31/2012	$14.66903	$16.90627	49,639
01/01/2013 to 12/31/2013	$16.90627	$23.62421	12,777
01/01/2014 to 12/31/2014	$23.62421	$26.55894	12,507
01/01/2015 to 12/31/2015	$26.55894	$24.66084	9,476
01/01/2016 to 12/31/2016	$24.66084	$28.69088	6,356
01/01/2017 to 12/31/2017	$28.69088	$32.12609	0
01/01/2018 to 12/31/2018	$32.12609	$26.41153	0
01/01/2019 to 12/31/2019	$26.41153	$31.45059	0

A-53

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.67464	$11.61424	560,686
01/01/2011 to 12/31/2011	$11.61424	$11.54249	518,147
01/01/2012 to 12/31/2012	$11.54249	$12.53577	425,958
01/01/2013 to 12/31/2013	$12.53577	$13.47161	189,917
01/01/2014 to 12/31/2014	$13.47161	$14.02167	229,932
01/01/2015 to 12/31/2015	$14.02167	$13.81712	138,989
01/01/2016 to 12/31/2016	$13.81712	$14.34781	67,393
01/01/2017 to 12/31/2017	$14.34781	$15.54906	0
01/01/2018 to 12/31/2018	$15.54906	$14.86445	0
01/01/2019 to 12/31/2019	$14.86445	$16.78271	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.01657	$15.67264	71,601
01/01/2011 to 12/31/2011	$15.67264	$13.40010	52,087
01/01/2012 to 12/31/2012	$13.40010	$15.83225	30,652
01/01/2013 to 12/31/2013	$15.83225	$21.93696	11,834
01/01/2014 to 12/31/2014	$21.93696	$22.65251	9,908
01/01/2015 to 12/31/2015	$22.65251	$22.58767	6,226
01/01/2016 to 12/31/2016	$22.58767	$23.93835	2,721
01/01/2017 to 12/31/2017	$23.93835	$30.07910	0
01/01/2018 to 12/31/2018	$30.07910	$26.38601	0
01/01/2019 to 12/31/2019	$26.38601	$35.43613	0
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.27257	$12.44698	54,161
01/01/2011 to 12/31/2011	$12.44698	$12.12813	33,410
01/01/2012 to 12/31/2012	$12.12813	$13.38698	43,214
01/01/2013 to 12/31/2013	$13.38698	$17.80621	12,464
01/01/2014 to 12/31/2014	$17.80621	$18.19046	12,031
01/01/2015 to 12/31/2015	$18.19046	$18.04009	6,723
01/01/2016 to 12/31/2016	$18.04009	$19.89571	3,051
01/01/2017 to 12/31/2017	$19.89571	$24.26055	0
01/01/2018 to 12/31/2018	$24.26055	$21.86419	0
01/01/2019 to 12/31/2019	$21.86419	$27.99462	0
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.18310	$15.10457	119,458
01/01/2011 to 12/31/2011	$15.10457	$13.97497	84,338
01/01/2012 to 12/31/2012	$13.97497	$16.24847	52,699
01/01/2013 to 12/31/2013	$16.24847	$21.96847	15,663
01/01/2014 to 12/31/2014	$21.96847	$22.75590	13,624
01/01/2015 to 12/31/2015	$22.75590	$21.42674	8,264
01/01/2016 to 12/31/2016	$21.42674	$27.24209	4,864
01/01/2017 to 12/31/2017	$27.24209	$28.77694	0
01/01/2018 to 12/31/2018	$28.77694	$23.47934	0
01/01/2019 to 12/31/2019	$23.47934	$28.18177	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.96508	$13.63517	103,846
01/01/2011 to 12/31/2011	$13.63517	$13.18978	81,032
01/01/2012 to 12/31/2012	$13.18978	$15.26052	66,475
01/01/2013 to 12/31/2013	$15.26052	$21.62756	40,160
01/01/2014 to 12/31/2014	$21.62756	$23.05756	33,788
01/01/2015 to 12/31/2015	$23.05756	$24.86303	24,578
01/01/2016 to 12/31/2016	$24.86303	$25.12621	11,064
01/01/2017 to 12/31/2017	$25.12621	$34.09265	0
01/01/2018 to 12/31/2018	$34.09265	$34.84117	0
01/01/2019 to 12/31/2019	$34.84117	$43.96214	0

A-54

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.41318	$12.62804	32,350
01/01/2011 to 12/31/2011	$12.62804	$12.36514	27,180
01/01/2012 to 12/31/2012	$12.36514	$13.79764	26,453
01/01/2013 to 12/31/2013	$13.79764	$18.27836	17,433
01/01/2014 to 12/31/2014	$18.27836	$18.26614	18,025
01/01/2015 to 12/31/2015	$18.26614	$16.88397	14,464
01/01/2016 to 12/31/2016	$16.88397	$17.63265	7,192
01/01/2017 to 12/31/2017	$17.63265	$20.22333	0
01/01/2018 to 12/31/2018	$20.22333	$17.96581	0
01/01/2019 to 12/31/2019	$17.96581	$22.26938	0
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$12.42629	$12.92988	116,874
01/01/2011 to 12/31/2011	$12.92988	$13.24804	78,444
01/01/2012 to 12/31/2012	$13.24804	$13.71705	52,438
01/01/2013 to 12/31/2013	$13.71705	$12.99100	19,854
01/01/2014 to 12/31/2014	$12.99100	$12.85421	14,888
01/01/2015 to 12/31/2015	$12.85421	$12.06449	8,069
01/01/2016 to 12/31/2016	$12.06449	$12.38911	1,029
01/01/2017 to 12/31/2017	$12.38911	$12.44028	0
01/01/2018 to 12/31/2018	$12.44028	$12.48489	0
01/01/2019 to 12/31/2019	$12.48489	$12.48216	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.01310	$14.61176	23,314
01/01/2011 to 12/31/2011	$14.61176	$13.88210	16,587
01/01/2012 to 12/31/2012	$13.88210	$16.17458	10,536
01/01/2013 to 12/31/2013	$16.17458	$21.07497	6,176
01/01/2014 to 12/31/2014	$21.07497	$23.84204	6,387
01/01/2015 to 12/31/2015	$23.84204	$21.91022	4,346
01/01/2016 to 12/31/2016	$21.91022	$24.57785	859
01/01/2017 to 12/31/2017	$24.57785	$28.66734	0
01/01/2018 to 12/31/2018	$28.66734	$23.54476	0
01/01/2019 to 12/31/2019	$23.54476	$27.60363	0
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.22508	$10.84606	34,425
01/01/2011 to 12/31/2011	$10.84606	$11.31584	28,198
01/01/2012 to 12/31/2012	$11.31584	$12.00899	23,204
01/01/2013 to 12/31/2013	$12.00899	$11.64048	20,123
01/01/2014 to 12/31/2014	$11.64048	$12.27856	23,025
01/01/2015 to 12/31/2015	$12.27856	$12.23146	15,421
01/01/2016 to 12/31/2016	$12.23146	$12.65600	1,860
01/01/2017 to 12/31/2017	$12.65600	$13.23954	0
01/01/2018 to 12/31/2018	$13.23954	$12.73158	0
01/01/2019 to 12/31/2019	$12.73158	$14.06901	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.99382	$14.50597	9,049
01/01/2011 to 12/31/2011	$14.50597	$12.44860	5,912
01/01/2012 to 12/31/2012	$12.44860	$13.92488	4,379
01/01/2013 to 12/31/2013	$13.92488	$16.43407	3,818
01/01/2014 to 12/31/2014	$16.43407	$15.31390	4,197
01/01/2015 to 12/31/2015	$15.31390	$15.41476	2,432
01/01/2016 to 12/31/2016	$15.41476	$15.66243	619
01/01/2017 to 12/31/2017	$15.66243	$19.24375	50
01/01/2018 to 12/31/2018	$19.24375	$15.74192	0
01/01/2019 to 12/31/2019	$15.74192	$17.89137	0

A-55

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.29438	$15.50860	4,753
01/01/2011 to 12/31/2011	$15.50860	$14.44327	2,595
01/01/2012 to 12/31/2012	$14.44327	$17.16168	2,825
01/01/2013 to 12/31/2013	$17.16168	$23.67868	2,170
01/01/2014 to 12/31/2014	$23.67868	$24.25228	2,909
01/01/2015 to 12/31/2015	$24.25228	$24.25109	2,260
01/01/2016 to 12/31/2016	$24.25109	$24.04699	370
01/01/2017 to 12/31/2017	$24.04699	$31.93422	0
01/01/2018 to 12/31/2018	$31.93422	$31.58342	0
01/01/2019 to 12/31/2019	$31.58342	$42.69977	0
*Denotes the start date of these sub-accounts

A-56

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps OR With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40 bps Cliff
M&E (1.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.69733	$10.67839	133,580,486
01/01/2011 to 12/31/2011	$10.67839	$10.22319	102,346,558
01/01/2012 to 12/31/2012	$10.22319	$11.31782	108,178,074
01/01/2013 to 12/31/2013	$11.31782	$12.24138	100,174,797
01/01/2014 to 12/31/2014	$12.24138	$12.49905	87,606,755
01/01/2015 to 12/31/2015	$12.49905	$11.89713	68,782,936
01/01/2016 to 12/31/2016	$11.89713	$12.44263	58,214,019
01/01/2017 to 12/31/2017	$12.44263	$13.77806	54,102,792
01/01/2018 to 12/31/2018	$13.77806	$12.44714	33,516,521
01/01/2019 to 12/31/2019	$12.44714	$14.20721	28,389,584
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.94508	$10.98534	124,066,065
01/01/2011 to 12/31/2011	$10.98534	$10.67303	99,522,684
01/01/2012 to 12/31/2012	$10.67303	$11.80621	107,656,583
01/01/2013 to 12/31/2013	$11.80621	$13.66059	103,827,389
01/01/2014 to 12/31/2014	$13.66059	$14.31143	95,621,538
01/01/2015 to 12/31/2015	$14.31143	$14.14234	86,642,320
01/01/2016 to 12/31/2016	$14.14234	$14.78547	78,766,981
01/01/2017 to 12/31/2017	$14.78547	$16.70974	71,824,281
01/01/2018 to 12/31/2018	$16.70974	$15.62167	58,267,332
01/01/2019 to 12/31/2019	$15.62167	$18.34721	41,419,273
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$12.18946	$12.45587	20,255,855
01/01/2011 to 12/31/2011	$12.45587	$12.52601	18,155,075
01/01/2012 to 12/31/2012	$12.52601	$12.89740	15,540,231
01/01/2013 to 12/31/2013	$12.89740	$12.40869	10,724,539
01/01/2014 to 12/31/2014	$12.40869	$12.19212	7,424,203
01/01/2015 to 12/31/2015	$12.19212	$12.04895	5,743,361
01/01/2016 to 12/31/2016	$12.04895	$12.04444	4,782,679
01/01/2017 to 12/31/2017	$12.04444	$12.04825	4,425,882
01/01/2018 to 12/31/2018	$12.04825	$11.93676	3,457,086
01/01/2019 to 12/31/2019	$11.93676	$12.28225	3,266,906
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$13.64570	$14.45644	75,211,006
01/01/2011 to 12/31/2011	$14.45644	$14.67015	60,233,010
01/01/2012 to 12/31/2012	$14.67015	$15.77284	65,143,645
01/01/2013 to 12/31/2013	$15.77284	$15.22753	54,477,871
01/01/2014 to 12/31/2014	$15.22753	$15.61000	44,662,030
01/01/2015 to 12/31/2015	$15.61000	$15.02887	35,594,616
01/01/2016 to 12/31/2016	$15.02887	$15.40633	31,191,104
01/01/2017 to 12/31/2017	$15.40633	$15.81374	31,072,056
01/01/2018 to 12/31/2018	$15.81374	$15.44871	23,336,011
01/01/2019 to 12/31/2019	$15.44871	$16.59544	18,589,194

A-57

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.60325	$10.51788	0
01/01/2011 to 12/31/2011	$10.51788	$11.99681	0
01/01/2012 to 12/31/2012	$11.99681	$12.48986	0
01/01/2013 to 12/31/2013	$12.48986	$11.69030	0
01/01/2014 to 12/31/2014	$11.69030	$11.98770	0
01/01/2015 to 12/31/2015	$11.98770	$11.91613	0
01/01/2016 to 12/31/2016	$11.91613	$11.88941	0
01/01/2017 to 12/31/2017	$11.88941	$11.78276	11,644
01/01/2018 to 12/31/2018	$11.78276	$11.65297	15,561
01/01/2019 to 12/31/2019	$11.65297	$11.62170	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.80233	$9.68244	0
01/01/2011 to 12/31/2011	$9.68244	$11.30135	0
01/01/2012 to 12/31/2012	$11.30135	$11.81708	0
01/01/2013 to 12/31/2013	$11.81708	$10.86477	0
01/01/2014 to 12/31/2014	$10.86477	$11.34359	0
01/01/2015 to 12/31/2015	$11.34359	$11.32666	0
01/01/2016 to 12/31/2016	$11.32666	$11.35808	10,941
01/01/2017 to 12/31/2017	$11.35808	$11.27003	8,308
01/01/2018 to 12/31/2018	$11.27003	$11.11572	3,077
01/01/2019 to 12/31/2019	$11.11572	$11.31460	122,525
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99818	$11.02517	0
01/01/2011 to 12/31/2011	$11.02517	$13.04477	0
01/01/2012 to 12/31/2012	$13.04477	$13.70090	0
01/01/2013 to 12/31/2013	$13.70090	$12.53155	0
01/01/2014 to 12/31/2014	$12.53155	$13.27147	0
01/01/2015 to 12/31/2015	$13.27147	$13.28527	0
01/01/2016 to 12/31/2016	$13.28527	$13.33218	0
01/01/2017 to 12/31/2017	$13.33218	$13.31997	2,380
01/01/2018 to 12/31/2018	$13.31997	$13.10796	5,440
01/01/2019 to 12/31/2019	$13.10796	$13.54498	7,064
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99863	$12.03886	0
01/01/2012 to 12/31/2012	$12.03886	$12.53227	0
01/01/2013 to 12/31/2013	$12.53227	$11.12434	0
01/01/2014 to 12/31/2014	$11.12434	$12.07522	0
01/01/2015 to 12/31/2015	$12.07522	$12.12493	0
01/01/2016 to 12/31/2016	$12.12493	$12.14302	0
01/01/2017 to 12/31/2017	$12.14302	$12.13055	14,187
01/01/2018 to 12/31/2018	$12.13055	$11.91182	5,889
01/01/2019 to 12/31/2019	$11.91182	$12.40548	14,884
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99818	$10.41493	0
01/01/2013 to 12/31/2013	$10.41493	$9.19831	0
01/01/2014 to 12/31/2014	$9.19831	$10.18809	0
01/01/2015 to 12/31/2015	$10.18809	$10.29135	0
01/01/2016 to 12/31/2016	$10.29135	$10.31526	0
01/01/2017 to 12/31/2017	$10.31526	$10.31756	1,681
01/01/2018 to 12/31/2018	$10.31756	$10.11974	1,164
01/01/2019 to 12/31/2019	$10.11974	$10.60058	29,833

A-58

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99909	$8.76285	0
01/01/2014 to 12/31/2014	$8.76285	$9.87576	0
01/01/2015 to 12/31/2015	$9.87576	$9.98861	0
01/01/2016 to 12/31/2016	$9.98861	$10.01140	0
01/01/2017 to 12/31/2017	$10.01140	$10.01225	11,185
01/01/2018 to 12/31/2018	$10.01225	$9.78279	14,191
01/01/2019 to 12/31/2019	$9.78279	$10.38677	2,777
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99909	$11.32021	0
01/01/2015 to 12/31/2015	$11.32021	$11.35595	0
01/01/2016 to 12/31/2016	$11.35595	$11.44499	0
01/01/2017 to 12/31/2017	$11.44499	$11.46258	792
01/01/2018 to 12/31/2018	$11.46258	$11.18962	25,061
01/01/2019 to 12/31/2019	$11.18962	$11.96428	7,465
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99909	$9.95309	0
01/01/2016 to 12/31/2016	$9.95309	$9.99251	41,082
01/01/2017 to 12/31/2017	$9.99251	$10.06600	67,236
01/01/2018 to 12/31/2018	$10.06600	$9.79610	55,632
01/01/2019 to 12/31/2019	$9.79610	$10.60067	135,180
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99818	$9.89445	0
01/01/2017 to 12/31/2017	$9.89445	$9.99277	25,138
01/01/2018 to 12/31/2018	$9.99277	$9.70336	54,321
01/01/2019 to 12/31/2019	$9.70336	$10.56316	34,612
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99818	$10.05185	0
01/01/2018 to 12/31/2018	$10.05185	$9.68192	17,450
01/01/2019 to 12/31/2019	$9.68192	$10.62568	1,971
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99818	$9.67670	673
01/01/2019 to 12/31/2019	$9.67670	$10.68741	19,581
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99909	$11.25138	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.52235	$10.61785	141,306,019
01/01/2011 to 12/31/2011	$10.61785	$10.18954	100,099,910
01/01/2012 to 12/31/2012	$10.18954	$11.39642	113,717,767
01/01/2013 to 12/31/2013	$11.39642	$13.75050	125,316,122
01/01/2014 to 12/31/2014	$13.75050	$14.46969	121,728,074
01/01/2015 to 12/31/2015	$14.46969	$14.30680	113,394,276
01/01/2016 to 12/31/2016	$14.30680	$15.03316	101,590,172
01/01/2017 to 12/31/2017	$15.03316	$17.43090	96,062,997
01/01/2018 to 12/31/2018	$17.43090	$16.07583	76,708,296
01/01/2019 to 12/31/2019	$16.07583	$19.32808	53,109,424

A-59

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.32376	$23.19228	2,674,245
01/01/2011 to 12/31/2011	$23.19228	$24.31338	2,210,944
01/01/2012 to 12/31/2012	$24.31338	$27.58177	2,291,954
01/01/2013 to 12/31/2013	$27.58177	$27.97660	2,083,185
01/01/2014 to 12/31/2014	$27.97660	$36.02098	2,044,785
01/01/2015 to 12/31/2015	$36.02098	$37.14280	1,780,125
01/01/2016 to 12/31/2016	$37.14280	$38.29038	1,533,707
01/01/2017 to 12/31/2017	$38.29038	$40.01231	1,307,651
01/01/2018 to 12/31/2018	$40.01231	$37.47763	931,793
01/01/2019 to 12/31/2019	$37.47763	$48.36565	708,509
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.42178	$10.25242	50,307,852
01/01/2011 to 12/31/2011	$10.25242	$10.08558	50,902,069
01/01/2012 to 12/31/2012	$10.08558	$9.92007	39,894,836
01/01/2013 to 12/31/2013	$9.92007	$9.75615	29,504,243
01/01/2014 to 12/31/2014	$9.75615	$9.59539	25,524,289
01/01/2015 to 12/31/2015	$9.59539	$9.43719	23,153,087
01/01/2016 to 12/31/2016	$9.43719	$9.28187	20,723,986
01/01/2017 to 12/31/2017	$9.28187	$9.16030	16,486,250
01/01/2018 to 12/31/2018	$9.16030	$9.12553	14,577,153
01/01/2019 to 12/31/2019	$9.12553	$9.12673	11,977,760
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.78382	$9.77580	5,307,829
01/01/2011 to 12/31/2011	$9.77580	$9.21256	4,698,568
01/01/2012 to 12/31/2012	$9.21256	$10.59036	4,248,181
01/01/2013 to 12/31/2013	$10.59036	$14.56755	5,494,376
01/01/2014 to 12/31/2014	$14.56755	$16.29672	5,782,801
01/01/2015 to 12/31/2015	$16.29672	$14.77183	4,317,804
01/01/2016 to 12/31/2016	$14.77183	$17.41780	3,949,844
01/01/2017 to 12/31/2017	$17.41780	$20.41923	3,761,572
01/01/2018 to 12/31/2018	$20.41923	$17.23861	3,259,259
01/01/2019 to 12/31/2019	$17.23861	$21.95970	2,534,729
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.91046	$17.91664	7,241,298
01/01/2011 to 12/31/2011	$17.91664	$15.34398	5,734,722
01/01/2012 to 12/31/2012	$15.34398	$18.16395	4,942,527
01/01/2013 to 12/31/2013	$18.16395	$21.26858	4,582,698
01/01/2014 to 12/31/2014	$21.26858	$19.76196	3,989,471
01/01/2015 to 12/31/2015	$19.76196	$20.04771	3,324,751
01/01/2016 to 12/31/2016	$20.04771	$18.97262	2,931,676
01/01/2017 to 12/31/2017	$18.97262	$25.27111	3,021,102
01/01/2018 to 12/31/2018	$25.27111	$21.53882	2,629,968
01/01/2019 to 12/31/2019	$21.53882	$27.98572	1,942,537
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.73896	$16.10237	3,649,081
01/01/2011 to 12/31/2011	$16.10237	$13.84955	2,916,031
01/01/2012 to 12/31/2012	$13.84955	$15.89231	2,668,328
01/01/2013 to 12/31/2013	$15.89231	$18.67292	2,705,225
01/01/2014 to 12/31/2014	$18.67292	$17.13364	2,548,306
01/01/2015 to 12/31/2015	$17.13364	$16.98867	2,467,892
01/01/2016 to 12/31/2016	$16.98867	$16.80599	2,319,732
01/01/2017 to 12/31/2017	$16.80599	$20.30026	2,283,395
01/01/2018 to 12/31/2018	$20.30026	$16.74197	1,830,771
01/01/2019 to 12/31/2019	$16.74197	$19.76268	1,522,077

A-60

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.74845	$12.80372	22,040,989
01/01/2011 to 12/31/2011	$12.80372	$14.15992	215,533,382
01/01/2012 to 12/31/2012	$14.15992	$15.23530	89,791,313
01/01/2013 to 12/31/2013	$15.23530	$14.50704	28,148,834
01/01/2014 to 12/31/2014	$14.50704	$15.22786	25,571,167
01/01/2015 to 12/31/2015	$15.22786	$15.15226	66,914,771
01/01/2016 to 12/31/2016	$15.15226	$15.52927	74,579,513
01/01/2017 to 12/31/2017	$15.52927	$15.93233	38,818,080
01/01/2018 to 12/31/2018	$15.93233	$15.62628	112,152,130
01/01/2019 to 12/31/2019	$15.62628	$17.09446	23,382,065
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.85552	$14.60401	5,905,133
01/01/2011 to 12/31/2011	$14.60401	$13.04913	4,359,903
01/01/2012 to 12/31/2012	$13.04913	$15.64529	4,428,816
01/01/2013 to 12/31/2013	$15.64529	$17.75076	4,647,244
01/01/2014 to 12/31/2014	$17.75076	$16.34657	4,276,895
01/01/2015 to 12/31/2015	$16.34657	$15.62754	3,960,328
01/01/2016 to 12/31/2016	$15.62754	$15.66712	3,354,922
01/01/2017 to 12/31/2017	$15.66712	$19.97550	3,518,759
01/01/2018 to 12/31/2018	$19.97550	$16.21247	2,855,876
01/01/2019 to 12/31/2019	$16.21247	$20.28579	2,206,545
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.86212	$12.79307	17,364,094
01/01/2011 to 12/31/2011	$12.79307	$12.46741	14,080,420
01/01/2012 to 12/31/2012	$12.46741	$13.76555	11,942,585
01/01/2013 to 12/31/2013	$13.76555	$18.49514	9,091,584
01/01/2014 to 12/31/2014	$18.49514	$20.11628	9,720,568
01/01/2015 to 12/31/2015	$20.11628	$21.77709	7,424,343
01/01/2016 to 12/31/2016	$21.77709	$22.61288	6,587,463
01/01/2017 to 12/31/2017	$22.61288	$29.57790	5,433,449
01/01/2018 to 12/31/2018	$29.57790	$28.30541	3,958,406
01/01/2019 to 12/31/2019	$28.30541	$36.64388	2,896,616
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.75127	$10.81643	5,238,425
01/01/2011 to 12/31/2011	$10.81643	$10.57498	4,289,955
01/01/2012 to 12/31/2012	$10.57498	$12.17716	4,420,398
01/01/2013 to 12/31/2013	$12.17716	$16.37229	4,361,903
01/01/2014 to 12/31/2014	$16.37229	$17.50467	3,793,575
01/01/2015 to 12/31/2015	$17.50467	$18.46042	3,157,980
01/01/2016 to 12/31/2016	$18.46042	$18.50343	2,652,678
01/01/2017 to 12/31/2017	$18.50343	$23.78749	2,376,378
01/01/2018 to 12/31/2018	$23.78749	$23.89579	2,034,089
01/01/2019 to 12/31/2019	$23.89579	$32.38035	1,570,309
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.42307	$15.81896	6,728,348
01/01/2011 to 12/31/2011	$15.81896	$15.09505	4,560,864
01/01/2012 to 12/31/2012	$15.09505	$17.75759	4,904,077
01/01/2013 to 12/31/2013	$17.75759	$23.08682	5,099,534
01/01/2014 to 12/31/2014	$23.08682	$25.32324	4,212,533
01/01/2015 to 12/31/2015	$25.32324	$23.48945	6,589,806
01/01/2016 to 12/31/2016	$23.48945	$23.48269	5,545,452
01/01/2017 to 12/31/2017	$23.48269	$29.35334	5,099,466
01/01/2018 to 12/31/2018	$29.35334	$27.61105	3,953,745
01/01/2019 to 12/31/2019	$27.61105	$35.34436	2,780,427

A-61

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.87956	$16.84971	5,901,157
01/01/2011 to 12/31/2011	$16.84971	$16.16040	4,911,194
01/01/2012 to 12/31/2012	$16.16040	$18.61569	4,148,499
01/01/2013 to 12/31/2013	$18.61569	$25.99973	4,423,739
01/01/2014 to 12/31/2014	$25.99973	$29.21476	4,014,110
01/01/2015 to 12/31/2015	$29.21476	$27.11311	3,114,772
01/01/2016 to 12/31/2016	$27.11311	$31.52790	2,980,209
01/01/2017 to 12/31/2017	$31.52790	$35.28495	2,774,803
01/01/2018 to 12/31/2018	$35.28495	$28.99369	2,141,063
01/01/2019 to 12/31/2019	$28.99369	$34.50787	1,659,016
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.65255	$11.58445	100,001,194
01/01/2011 to 12/31/2011	$11.58445	$11.50704	96,778,216
01/01/2012 to 12/31/2012	$11.50704	$12.49092	98,362,559
01/01/2013 to 12/31/2013	$12.49092	$13.41643	79,093,854
01/01/2014 to 12/31/2014	$13.41643	$13.95709	69,937,144
01/01/2015 to 12/31/2015	$13.95709	$13.74652	60,478,072
01/01/2016 to 12/31/2016	$13.74652	$14.26721	53,321,376
01/01/2017 to 12/31/2017	$14.26721	$15.45393	48,157,612
01/01/2018 to 12/31/2018	$15.45393	$14.76594	36,694,167
01/01/2019 to 12/31/2019	$14.76594	$16.66284	26,977,684
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$14.45984	$18.84985	4,200,876
01/01/2011 to 12/31/2011	$18.84985	$16.10840	4,029,967
01/01/2012 to 12/31/2012	$16.10840	$19.02245	3,987,156
01/01/2013 to 12/31/2013	$19.02245	$26.34396	3,589,232
01/01/2014 to 12/31/2014	$26.34396	$27.18947	3,049,744
01/01/2015 to 12/31/2015	$27.18947	$27.09786	2,435,616
01/01/2016 to 12/31/2016	$27.09786	$28.70362	2,019,066
01/01/2017 to 12/31/2017	$28.70362	$36.04862	1,824,209
01/01/2018 to 12/31/2018	$36.04862	$31.60636	1,485,600
01/01/2019 to 12/31/2019	$31.60636	$42.42558	1,060,339
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.87798	$11.91138	4,648,452
01/01/2011 to 12/31/2011	$11.91138	$11.60040	3,213,655
01/01/2012 to 12/31/2012	$11.60040	$12.79787	3,096,260
01/01/2013 to 12/31/2013	$12.79787	$17.01398	4,073,887
01/01/2014 to 12/31/2014	$17.01398	$17.37236	3,201,641
01/01/2015 to 12/31/2015	$17.37236	$17.22002	3,111,281
01/01/2016 to 12/31/2016	$17.22002	$18.98180	2,541,436
01/01/2017 to 12/31/2017	$18.98180	$23.13433	2,373,358
01/01/2018 to 12/31/2018	$23.13433	$20.83844	2,003,260
01/01/2019 to 12/31/2019	$20.83844	$26.66777	1,573,876
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.11106	$17.48588	6,195,308
01/01/2011 to 12/31/2011	$17.48588	$16.17000	5,166,090
01/01/2012 to 12/31/2012	$16.17000	$18.79089	3,913,693
01/01/2013 to 12/31/2013	$18.79089	$25.39300	3,418,708
01/01/2014 to 12/31/2014	$25.39300	$26.28974	2,808,610
01/01/2015 to 12/31/2015	$26.28974	$24.74160	2,217,703
01/01/2016 to 12/31/2016	$24.74160	$31.44064	2,012,505
01/01/2017 to 12/31/2017	$31.44064	$33.19514	1,801,371
01/01/2018 to 12/31/2018	$33.19514	$27.07026	1,411,502
01/01/2019 to 12/31/2019	$27.07026	$32.47543	1,040,641

A-62

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.54281	$12.00822	12,250,636
01/01/2011 to 12/31/2011	$12.00822	$11.61022	9,294,364
01/01/2012 to 12/31/2012	$11.61022	$13.42613	10,725,477
01/01/2013 to 12/31/2013	$13.42613	$19.01819	11,809,685
01/01/2014 to 12/31/2014	$19.01819	$20.26543	11,237,461
01/01/2015 to 12/31/2015	$20.26543	$21.84110	10,710,975
01/01/2016 to 12/31/2016	$21.84110	$22.06119	8,827,493
01/01/2017 to 12/31/2017	$22.06119	$29.91878	7,920,851
01/01/2018 to 12/31/2018	$29.91878	$30.56007	6,705,902
01/01/2019 to 12/31/2019	$30.56007	$38.54072	4,887,345
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.51138	$12.73012	3,942,580
01/01/2011 to 12/31/2011	$12.73012	$12.45869	3,528,509
01/01/2012 to 12/31/2012	$12.45869	$13.89489	3,502,241
01/01/2013 to 12/31/2013	$13.89489	$18.39802	2,924,047
01/01/2014 to 12/31/2014	$18.39802	$18.37636	2,608,050
01/01/2015 to 12/31/2015	$18.37636	$16.97727	1,990,270
01/01/2016 to 12/31/2016	$16.97727	$17.72105	1,666,275
01/01/2017 to 12/31/2017	$17.72105	$20.31456	1,508,223
01/01/2018 to 12/31/2018	$20.31456	$18.03762	1,557,450
01/01/2019 to 12/31/2019	$18.03762	$22.34713	5,471,448
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$15.07011	$15.67276	7,114,847
01/01/2011 to 12/31/2011	$15.67276	$16.05020	6,639,260
01/01/2012 to 12/31/2012	$16.05020	$16.60993	5,533,305
01/01/2013 to 12/31/2013	$16.60993	$15.72265	4,600,108
01/01/2014 to 12/31/2014	$15.72265	$15.54940	3,672,856
01/01/2015 to 12/31/2015	$15.54940	$14.58660	2,897,161
01/01/2016 to 12/31/2016	$14.58660	$14.97157	2,569,689
01/01/2017 to 12/31/2017	$14.97157	$15.02573	2,555,780
01/01/2018 to 12/31/2018	$15.02573	$15.07193	1,855,828
01/01/2019 to 12/31/2019	$15.07193	$15.06099	1,606,587
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.11071	$14.72294	2,978,973
01/01/2011 to 12/31/2011	$14.72294	$13.98059	2,405,087
01/01/2012 to 12/31/2012	$13.98059	$16.28103	2,424,624
01/01/2013 to 12/31/2013	$16.28103	$21.20296	2,138,372
01/01/2014 to 12/31/2014	$21.20296	$23.97472	1,904,816
01/01/2015 to 12/31/2015	$23.97472	$22.02086	1,494,027
01/01/2016 to 12/31/2016	$22.02086	$24.68960	1,298,357
01/01/2017 to 12/31/2017	$24.68960	$28.78313	1,173,758
01/01/2018 to 12/31/2018	$28.78313	$23.62781	878,983
01/01/2019 to 12/31/2019	$23.62781	$27.68697	735,703
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.21392	$10.82874	17,651,916
01/01/2011 to 12/31/2011	$10.82874	$11.29192	18,170,336
01/01/2012 to 12/31/2012	$11.29192	$11.97752	18,416,796
01/01/2013 to 12/31/2013	$11.97752	$11.60405	17,928,589
01/01/2014 to 12/31/2014	$11.60405	$12.23394	19,702,934
01/01/2015 to 12/31/2015	$12.23394	$12.18082	18,938,735
01/01/2016 to 12/31/2016	$12.18082	$12.59720	19,007,777
01/01/2017 to 12/31/2017	$12.59720	$13.17153	19,214,511
01/01/2018 to 12/31/2018	$13.17153	$12.65978	20,284,879
01/01/2019 to 12/31/2019	$12.65978	$13.98248	16,984,697

A-63

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$13.32619	$16.11364	637,587
01/01/2011 to 12/31/2011	$16.11364	$13.82121	523,908
01/01/2012 to 12/31/2012	$13.82121	$15.45248	401,945
01/01/2013 to 12/31/2013	$15.45248	$18.22775	283,907
01/01/2014 to 12/31/2014	$18.22775	$16.97668	217,416
01/01/2015 to 12/31/2015	$16.97668	$17.07985	210,347
01/01/2016 to 12/31/2016	$17.07985	$17.34553	138,372
01/01/2017 to 12/31/2017	$17.34553	$21.30098	113,199
01/01/2018 to 12/31/2018	$21.30098	$17.41592	73,608
01/01/2019 to 12/31/2019	$17.41592	$19.78390	59,322
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.54043	$15.81530	385,986
01/01/2011 to 12/31/2011	$15.81530	$14.72149	411,256
01/01/2012 to 12/31/2012	$14.72149	$17.48336	413,544
01/01/2013 to 12/31/2013	$17.48336	$24.11014	306,342
01/01/2014 to 12/31/2014	$24.11014	$24.68160	201,332
01/01/2015 to 12/31/2015	$24.68160	$24.66780	142,859
01/01/2016 to 12/31/2016	$24.66780	$24.44784	93,681
01/01/2017 to 12/31/2017	$24.44784	$32.45008	70,682
01/01/2018 to 12/31/2018	$32.45008	$32.07718	55,802
01/01/2019 to 12/31/2019	$32.07718	$43.34529	45,145
*Denotes the start date of these sub-accounts

A-64

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any two of GRO Plus, EBP or HAV or with any one of combo 5% or HDV OR With any one of LT5 or HD
5, HAV & EBP or with any combo 5% or HDV & LT5 or GMWB, HDV and EPB OR HD GRO 60 bps and Combo DB OR HD GRO 60 bps, EBP and
HAV OR GRO Plus 2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP and HAV Cliff M&E (1.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.65715	$10.62342	8,125,948
01/01/2011 to 12/31/2011	$10.62342	$10.16021	5,875,413
01/01/2012 to 12/31/2012	$10.16021	$11.23660	5,884,306
01/01/2013 to 12/31/2013	$11.23660	$12.14110	5,528,716
01/01/2014 to 12/31/2014	$12.14110	$12.38416	5,179,509
01/01/2015 to 12/31/2015	$12.38416	$11.77568	4,428,306
01/01/2016 to 12/31/2016	$11.77568	$12.30311	5,115,774
01/01/2017 to 12/31/2017	$12.30311	$13.60970	5,435,676
01/01/2018 to 12/31/2018	$13.60970	$12.28244	4,345,473
01/01/2019 to 12/31/2019	$12.28244	$14.00500	4,229,850
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.90390	$10.92891	8,699,486
01/01/2011 to 12/31/2011	$10.92891	$10.60742	6,901,091
01/01/2012 to 12/31/2012	$10.60742	$11.72163	7,178,712
01/01/2013 to 12/31/2013	$11.72163	$13.54891	7,213,994
01/01/2014 to 12/31/2014	$13.54891	$14.17999	6,928,953
01/01/2015 to 12/31/2015	$14.17999	$13.99822	6,370,391
01/01/2016 to 12/31/2016	$13.99822	$14.62010	6,091,878
01/01/2017 to 12/31/2017	$14.62010	$16.50613	5,967,029
01/01/2018 to 12/31/2018	$16.50613	$15.41559	5,002,157
01/01/2019 to 12/31/2019	$15.41559	$18.08687	4,210,738
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.80100	$12.04650	1,296,102
01/01/2011 to 12/31/2011	$12.04650	$12.10217	1,090,180
01/01/2012 to 12/31/2012	$12.10217	$12.44836	906,164
01/01/2013 to 12/31/2013	$12.44836	$11.96463	703,101
01/01/2014 to 12/31/2014	$11.96463	$11.74380	547,508
01/01/2015 to 12/31/2015	$11.74380	$11.59403	857,210
01/01/2016 to 12/31/2016	$11.59403	$11.57816	799,501
01/01/2017 to 12/31/2017	$11.57816	$11.57019	750,772
01/01/2018 to 12/31/2018	$11.57019	$11.45132	578,536
01/01/2019 to 12/31/2019	$11.45132	$11.77079	620,442
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$13.03290	$13.79312	5,823,131
01/01/2011 to 12/31/2011	$13.79312	$13.98276	4,380,484
01/01/2012 to 12/31/2012	$13.98276	$15.01832	4,925,654
01/01/2013 to 12/31/2013	$15.01832	$14.48445	3,565,817
01/01/2014 to 12/31/2014	$14.48445	$14.83306	3,009,945
01/01/2015 to 12/31/2015	$14.83306	$14.26635	2,576,957
01/01/2016 to 12/31/2016	$14.26635	$14.60989	2,307,541
01/01/2017 to 12/31/2017	$14.60989	$14.98099	2,274,153
01/01/2018 to 12/31/2018	$14.98099	$14.62034	1,767,182
01/01/2019 to 12/31/2019	$14.62034	$15.68969	1,732,841

A-65

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.42890	$12.50461	0
01/01/2011 to 12/31/2011	$12.50461	$14.24847	0
01/01/2012 to 12/31/2012	$14.24847	$14.81902	6,636
01/01/2013 to 12/31/2013	$14.81902	$13.85626	14,495
01/01/2014 to 12/31/2014	$13.85626	$14.19429	14,774
01/01/2015 to 12/31/2015	$14.19429	$14.09528	14,214
01/01/2016 to 12/31/2016	$14.09528	$14.04946	18,351
01/01/2017 to 12/31/2017	$14.04946	$13.90909	7,968
01/01/2018 to 12/31/2018	$13.90909	$13.74198	35,458
01/01/2019 to 12/31/2019	$13.74198	$13.69009	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.79336	$9.66280	3,398
01/01/2011 to 12/31/2011	$9.66280	$11.26692	0
01/01/2012 to 12/31/2012	$11.26692	$11.76908	0
01/01/2013 to 12/31/2013	$11.76908	$10.80965	16,844
01/01/2014 to 12/31/2014	$10.80965	$11.27460	10,653
01/01/2015 to 12/31/2015	$11.27460	$11.24644	20,182
01/01/2016 to 12/31/2016	$11.24644	$11.26611	23,126
01/01/2017 to 12/31/2017	$11.26611	$11.16747	6,719
01/01/2018 to 12/31/2018	$11.16747	$11.00306	8,226
01/01/2019 to 12/31/2019	$11.00306	$11.18885	25,374
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99807	$11.01382	7,539
01/01/2011 to 12/31/2011	$11.01382	$13.01813	17,990
01/01/2012 to 12/31/2012	$13.01813	$13.65902	13,667
01/01/2013 to 12/31/2013	$13.65902	$12.48048	0
01/01/2014 to 12/31/2014	$12.48048	$13.20393	18,265
01/01/2015 to 12/31/2015	$13.20393	$13.20422	31,983
01/01/2016 to 12/31/2016	$13.20422	$13.23741	26,402
01/01/2017 to 12/31/2017	$13.23741	$13.21187	22,977
01/01/2018 to 12/31/2018	$13.21187	$12.98823	18,681
01/01/2019 to 12/31/2019	$12.98823	$13.40763	11,811
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99855	$12.02655	25,532
01/01/2012 to 12/31/2012	$12.02655	$12.50667	28,286
01/01/2013 to 12/31/2013	$12.50667	$11.09033	0
01/01/2014 to 12/31/2014	$11.09033	$12.02605	0
01/01/2015 to 12/31/2015	$12.02605	$12.06336	6,251
01/01/2016 to 12/31/2016	$12.06336	$12.06912	25,744
01/01/2017 to 12/31/2017	$12.06912	$12.04449	2,179
01/01/2018 to 12/31/2018	$12.04449	$11.81508	7,386
01/01/2019 to 12/31/2019	$11.81508	$12.29218	7,382
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99807	$10.40427	2,207
01/01/2013 to 12/31/2013	$10.40427	$9.17959	88,547
01/01/2014 to 12/31/2014	$9.17959	$10.15710	52,160
01/01/2015 to 12/31/2015	$10.15710	$10.24960	37,491
01/01/2016 to 12/31/2016	$10.24960	$10.26297	7,143
01/01/2017 to 12/31/2017	$10.26297	$10.25483	0
01/01/2018 to 12/31/2018	$10.25483	$10.04793	0
01/01/2019 to 12/31/2019	$10.04793	$10.51460	0

A-66

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99903	$8.75399	7,589
01/01/2014 to 12/31/2014	$8.75399	$9.85574	17,205
01/01/2015 to 12/31/2015	$9.85574	$9.95833	0
01/01/2016 to 12/31/2016	$9.95833	$9.97090	0
01/01/2017 to 12/31/2017	$9.97090	$9.96165	21,955
01/01/2018 to 12/31/2018	$9.96165	$9.72336	27,330
01/01/2019 to 12/31/2019	$9.72336	$10.31323	6,466
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99903	$11.30862	0
01/01/2015 to 12/31/2015	$11.30862	$11.33279	46,453
01/01/2016 to 12/31/2016	$11.33279	$11.41003	12,131
01/01/2017 to 12/31/2017	$11.41003	$11.41597	9,262
01/01/2018 to 12/31/2018	$11.41597	$11.13272	13,933
01/01/2019 to 12/31/2019	$11.13272	$11.89143	10,916
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99903	$9.94290	7,437
01/01/2016 to 12/31/2016	$9.94290	$9.97214	33,756
01/01/2017 to 12/31/2017	$9.97214	$10.03527	20,710
01/01/2018 to 12/31/2018	$10.03527	$9.75608	77,424
01/01/2019 to 12/31/2019	$9.75608	$10.54664	55,897
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99807	$9.88450	12,840
01/01/2017 to 12/31/2017	$9.88450	$9.97270	0
01/01/2018 to 12/31/2018	$9.97270	$9.67388	29,970
01/01/2019 to 12/31/2019	$9.67388	$10.52027	9,672
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99807	$10.04167	0
01/01/2018 to 12/31/2018	$10.04167	$9.66224	0
01/01/2019 to 12/31/2019	$9.66224	$10.59343	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99807	$9.66686	0
01/01/2019 to 12/31/2019	$9.66686	$10.66568	3,250
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99903	$11.23986	6,920
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.48306	$10.56341	9,541,918
01/01/2011 to 12/31/2011	$10.56341	$10.12691	6,564,135
01/01/2012 to 12/31/2012	$10.12691	$11.31486	7,253,930
01/01/2013 to 12/31/2013	$11.31486	$13.63820	8,307,070
01/01/2014 to 12/31/2014	$13.63820	$14.33687	8,547,398
01/01/2015 to 12/31/2015	$14.33687	$14.16113	9,055,976
01/01/2016 to 12/31/2016	$14.16113	$14.86507	10,531,864
01/01/2017 to 12/31/2017	$14.86507	$17.21852	11,826,324
01/01/2018 to 12/31/2018	$17.21852	$15.86384	10,463,119
01/01/2019 to 12/31/2019	$15.86384	$19.05375	9,457,556

A-67

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.63864	$23.56687	111,924
01/01/2011 to 12/31/2011	$23.56687	$24.68110	97,984
01/01/2012 to 12/31/2012	$24.68110	$27.97033	103,989
01/01/2013 to 12/31/2013	$27.97033	$28.34178	114,992
01/01/2014 to 12/31/2014	$28.34178	$36.45418	117,778
01/01/2015 to 12/31/2015	$36.45418	$37.55126	105,608
01/01/2016 to 12/31/2016	$37.55126	$38.67216	99,555
01/01/2017 to 12/31/2017	$38.67216	$40.37022	92,571
01/01/2018 to 12/31/2018	$40.37022	$37.77416	69,768
01/01/2019 to 12/31/2019	$37.77416	$48.69874	68,927
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.37644	$10.19747	3,952,695
01/01/2011 to 12/31/2011	$10.19747	$10.02162	3,134,616
01/01/2012 to 12/31/2012	$10.02162	$9.84639	2,455,891
01/01/2013 to 12/31/2013	$9.84639	$9.67421	1,802,602
01/01/2014 to 12/31/2014	$9.67421	$9.50498	1,296,519
01/01/2015 to 12/31/2015	$9.50498	$9.33860	1,151,161
01/01/2016 to 12/31/2016	$9.33860	$9.17554	841,993
01/01/2017 to 12/31/2017	$9.17554	$9.04623	749,560
01/01/2018 to 12/31/2018	$9.04623	$9.00255	809,235
01/01/2019 to 12/31/2019	$9.00255	$8.99456	812,577
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.35751	$11.51542	329,940
01/01/2011 to 12/31/2011	$11.51542	$10.84080	425,797
01/01/2012 to 12/31/2012	$10.84080	$12.44941	310,531
01/01/2013 to 12/31/2013	$12.44941	$17.10723	379,818
01/01/2014 to 12/31/2014	$17.10723	$19.11836	413,328
01/01/2015 to 12/31/2015	$19.11836	$17.31194	275,746
01/01/2016 to 12/31/2016	$17.31194	$20.39212	279,784
01/01/2017 to 12/31/2017	$20.39212	$23.88169	292,993
01/01/2018 to 12/31/2018	$23.88169	$20.14111	261,865
01/01/2019 to 12/31/2019	$20.14111	$25.63089	217,603
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.79563	$17.76929	425,028
01/01/2011 to 12/31/2011	$17.76929	$15.20229	278,398
01/01/2012 to 12/31/2012	$15.20229	$17.97783	225,134
01/01/2013 to 12/31/2013	$17.97783	$21.02934	314,013
01/01/2014 to 12/31/2014	$21.02934	$19.51986	326,012
01/01/2015 to 12/31/2015	$19.51986	$19.78207	473,313
01/01/2016 to 12/31/2016	$19.78207	$18.70224	457,159
01/01/2017 to 12/31/2017	$18.70224	$24.88572	398,555
01/01/2018 to 12/31/2018	$24.88572	$21.18863	357,085
01/01/2019 to 12/31/2019	$21.18863	$27.50285	294,031
AST International Value Portfolio
01/01/2010 to 12/31/2010	$17.49898	$19.09827	223,400
01/01/2011 to 12/31/2011	$19.09827	$16.40960	166,971
01/01/2012 to 12/31/2012	$16.40960	$18.81076	154,255
01/01/2013 to 12/31/2013	$18.81076	$22.07952	154,201
01/01/2014 to 12/31/2014	$22.07952	$20.23887	152,233
01/01/2015 to 12/31/2015	$20.23887	$20.04716	141,426
01/01/2016 to 12/31/2016	$20.04716	$19.81148	140,840
01/01/2017 to 12/31/2017	$19.81148	$23.90642	143,641
01/01/2018 to 12/31/2018	$23.90642	$19.69597	122,316
01/01/2019 to 12/31/2019	$19.69597	$23.22590	122,831

A-68

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.72550	$12.76581	1,201,858
01/01/2011 to 12/31/2011	$12.76581	$14.10366	12,727,050
01/01/2012 to 12/31/2012	$14.10366	$15.15930	6,086,607
01/01/2013 to 12/31/2013	$15.15930	$14.41998	3,120,079
01/01/2014 to 12/31/2014	$14.41998	$15.12106	2,872,842
01/01/2015 to 12/31/2015	$15.12106	$15.03075	6,043,619
01/01/2016 to 12/31/2016	$15.03075	$15.38918	6,788,255
01/01/2017 to 12/31/2017	$15.38918	$15.77259	4,429,180
01/01/2018 to 12/31/2018	$15.77259	$15.45376	10,008,722
01/01/2019 to 12/31/2019	$15.45376	$16.88853	4,132,105
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$15.98943	$16.83610	185,707
01/01/2011 to 12/31/2011	$16.83610	$15.02818	114,544
01/01/2012 to 12/31/2012	$15.02818	$17.99969	173,844
01/01/2013 to 12/31/2013	$17.99969	$20.40126	175,509
01/01/2014 to 12/31/2014	$20.40126	$18.76843	156,627
01/01/2015 to 12/31/2015	$18.76843	$17.92460	171,675
01/01/2016 to 12/31/2016	$17.92460	$17.95183	137,075
01/01/2017 to 12/31/2017	$17.95183	$22.86516	132,045
01/01/2018 to 12/31/2018	$22.86516	$18.53875	105,632
01/01/2019 to 12/31/2019	$18.53875	$23.17284	89,273
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.33943	$14.51829	935,347
01/01/2011 to 12/31/2011	$14.51829	$14.13424	601,374
01/01/2012 to 12/31/2012	$14.13424	$15.58994	530,840
01/01/2013 to 12/31/2013	$15.58994	$20.92511	528,924
01/01/2014 to 12/31/2014	$20.92511	$22.73616	586,879
01/01/2015 to 12/31/2015	$22.73616	$24.58810	849,112
01/01/2016 to 12/31/2016	$24.58810	$25.50592	801,880
01/01/2017 to 12/31/2017	$25.50592	$33.32826	654,811
01/01/2018 to 12/31/2018	$33.32826	$31.86178	512,135
01/01/2019 to 12/31/2019	$31.86178	$41.20602	408,058
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.09613	$13.40401	285,466
01/01/2011 to 12/31/2011	$13.40401	$13.09159	256,621
01/01/2012 to 12/31/2012	$13.09159	$15.05961	275,009
01/01/2013 to 12/31/2013	$15.05961	$20.22726	302,283
01/01/2014 to 12/31/2014	$20.22726	$21.60425	310,671
01/01/2015 to 12/31/2015	$21.60425	$22.76053	252,986
01/01/2016 to 12/31/2016	$22.76053	$22.79055	271,152
01/01/2017 to 12/31/2017	$22.79055	$29.26922	229,822
01/01/2018 to 12/31/2018	$29.26922	$29.37245	187,944
01/01/2019 to 12/31/2019	$29.37245	$39.76100	123,550
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$16.51748	$19.44585	254,558
01/01/2011 to 12/31/2011	$19.44585	$18.53715	155,235
01/01/2012 to 12/31/2012	$18.53715	$21.78458	158,856
01/01/2013 to 12/31/2013	$21.78458	$28.29346	227,835
01/01/2014 to 12/31/2014	$28.29346	$31.00280	190,945
01/01/2015 to 12/31/2015	$31.00280	$28.72842	378,605
01/01/2016 to 12/31/2016	$28.72842	$28.69095	307,315
01/01/2017 to 12/31/2017	$28.69095	$35.82719	288,979
01/01/2018 to 12/31/2018	$35.82719	$33.66610	225,445
01/01/2019 to 12/31/2019	$33.66610	$43.05143	197,904

A-69

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.35507	$18.62218	179,576
01/01/2011 to 12/31/2011	$18.62218	$17.84214	124,275
01/01/2012 to 12/31/2012	$17.84214	$20.53196	124,963
01/01/2013 to 12/31/2013	$20.53196	$28.64693	168,627
01/01/2014 to 12/31/2014	$28.64693	$32.15645	158,533
01/01/2015 to 12/31/2015	$32.15645	$29.81278	177,875
01/01/2016 to 12/31/2016	$29.81278	$34.63206	193,618
01/01/2017 to 12/31/2017	$34.63206	$38.71972	181,114
01/01/2018 to 12/31/2018	$38.71972	$31.78356	153,490
01/01/2019 to 12/31/2019	$31.78356	$37.78993	121,120
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.60857	$11.52492	8,285,111
01/01/2011 to 12/31/2011	$11.52492	$11.43633	9,292,075
01/01/2012 to 12/31/2012	$11.43633	$12.40155	7,824,702
01/01/2013 to 12/31/2013	$12.40155	$13.30696	6,555,353
01/01/2014 to 12/31/2014	$13.30696	$13.82909	5,989,981
01/01/2015 to 12/31/2015	$13.82909	$13.60662	5,625,965
01/01/2016 to 12/31/2016	$13.60662	$14.10775	5,238,577
01/01/2017 to 12/31/2017	$14.10775	$15.26565	5,151,954
01/01/2018 to 12/31/2018	$15.26565	$14.57123	4,152,293
01/01/2019 to 12/31/2019	$14.57123	$16.42651	3,794,193
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$18.53020	$24.13141	246,378
01/01/2011 to 12/31/2011	$24.13141	$20.60086	210,184
01/01/2012 to 12/31/2012	$20.60086	$24.30271	191,077
01/01/2013 to 12/31/2013	$24.30271	$33.62227	181,082
01/01/2014 to 12/31/2014	$33.62227	$34.66609	186,288
01/01/2015 to 12/31/2015	$34.66609	$34.51405	195,786
01/01/2016 to 12/31/2016	$34.51405	$36.52219	171,551
01/01/2017 to 12/31/2017	$36.52219	$45.82130	142,243
01/01/2018 to 12/31/2018	$45.82130	$40.13360	123,030
01/01/2019 to 12/31/2019	$40.13360	$53.81687	105,942
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.06704	$16.17360	260,929
01/01/2011 to 12/31/2011	$16.17360	$15.73532	118,967
01/01/2012 to 12/31/2012	$15.73532	$17.34188	165,254
01/01/2013 to 12/31/2013	$17.34188	$23.03153	236,534
01/01/2014 to 12/31/2014	$23.03153	$23.49266	202,822
01/01/2015 to 12/31/2015	$23.49266	$23.26285	176,556
01/01/2016 to 12/31/2016	$23.26285	$25.61690	149,980
01/01/2017 to 12/31/2017	$25.61690	$31.18938	143,451
01/01/2018 to 12/31/2018	$31.18938	$28.06548	101,407
01/01/2019 to 12/31/2019	$28.06548	$35.87978	108,777
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.19615	$18.81140	370,330
01/01/2011 to 12/31/2011	$18.81140	$17.37801	308,621
01/01/2012 to 12/31/2012	$17.37801	$20.17416	230,213
01/01/2013 to 12/31/2013	$20.17416	$27.23459	221,981
01/01/2014 to 12/31/2014	$27.23459	$28.16759	202,133
01/01/2015 to 12/31/2015	$28.16759	$26.48183	259,454
01/01/2016 to 12/31/2016	$26.48183	$33.61805	242,656
01/01/2017 to 12/31/2017	$33.61805	$35.45812	225,326
01/01/2018 to 12/31/2018	$35.45812	$28.88615	198,835
01/01/2019 to 12/31/2019	$28.88615	$34.61865	152,576

A-70

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.10516	$14.91170	621,392
01/01/2011 to 12/31/2011	$14.91170	$14.40278	510,390
01/01/2012 to 12/31/2012	$14.40278	$16.63850	618,330
01/01/2013 to 12/31/2013	$16.63850	$23.54463	659,574
01/01/2014 to 12/31/2014	$23.54463	$25.06310	663,743
01/01/2015 to 12/31/2015	$25.06310	$26.98428	604,358
01/01/2016 to 12/31/2016	$26.98428	$27.22845	492,792
01/01/2017 to 12/31/2017	$27.22845	$36.88909	463,047
01/01/2018 to 12/31/2018	$36.88909	$37.64132	348,611
01/01/2019 to 12/31/2019	$37.64132	$47.42286	294,247
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.17114	$14.55081	285,605
01/01/2011 to 12/31/2011	$14.55081	$14.22615	245,098
01/01/2012 to 12/31/2012	$14.22615	$15.85005	280,404
01/01/2013 to 12/31/2013	$15.85005	$20.96545	214,589
01/01/2014 to 12/31/2014	$20.96545	$20.91949	156,711
01/01/2015 to 12/31/2015	$20.91949	$19.30705	139,425
01/01/2016 to 12/31/2016	$19.30705	$20.13234	137,737
01/01/2017 to 12/31/2017	$20.13234	$23.05522	141,739
01/01/2018 to 12/31/2018	$23.05522	$20.45014	124,021
01/01/2019 to 12/31/2019	$20.45014	$25.31020	724,067
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$13.60559	$14.13536	404,389
01/01/2011 to 12/31/2011	$14.13536	$14.46120	331,623
01/01/2012 to 12/31/2012	$14.46120	$14.95031	336,636
01/01/2013 to 12/31/2013	$14.95031	$14.13730	282,751
01/01/2014 to 12/31/2014	$14.13730	$13.96722	264,758
01/01/2015 to 12/31/2015	$13.96722	$13.08906	365,212
01/01/2016 to 12/31/2016	$13.08906	$13.42092	330,342
01/01/2017 to 12/31/2017	$13.42092	$13.45584	328,437
01/01/2018 to 12/31/2018	$13.45584	$13.48335	257,699
01/01/2019 to 12/31/2019	$13.48335	$13.45979	243,922
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.78929	$17.96107	245,356
01/01/2011 to 12/31/2011	$17.96107	$17.03811	194,504
01/01/2012 to 12/31/2012	$17.03811	$19.82140	208,652
01/01/2013 to 12/31/2013	$19.82140	$25.78743	167,490
01/01/2014 to 12/31/2014	$25.78743	$29.12877	144,781
01/01/2015 to 12/31/2015	$29.12877	$26.72763	91,045
01/01/2016 to 12/31/2016	$26.72763	$29.93629	78,055
01/01/2017 to 12/31/2017	$29.93629	$34.86421	75,827
01/01/2018 to 12/31/2018	$34.86421	$28.59041	52,413
01/01/2019 to 12/31/2019	$28.59041	$33.46801	50,532
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.19194	$10.79447	1,705,804
01/01/2011 to 12/31/2011	$10.79447	$11.24484	1,440,916
01/01/2012 to 12/31/2012	$11.24484	$11.91529	1,487,081
01/01/2013 to 12/31/2013	$11.91529	$11.53200	1,542,429
01/01/2014 to 12/31/2014	$11.53200	$12.14561	1,616,819
01/01/2015 to 12/31/2015	$12.14561	$12.08055	1,462,502
01/01/2016 to 12/31/2016	$12.08055	$12.48079	1,362,398
01/01/2017 to 12/31/2017	$12.48079	$13.03652	1,443,900
01/01/2018 to 12/31/2018	$13.03652	$12.51722	1,663,779
01/01/2019 to 12/31/2019	$12.51722	$13.81102	1,513,969

A-71

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.87354	$14.35045	30,964
01/01/2011 to 12/31/2011	$14.35045	$12.29637	35,489
01/01/2012 to 12/31/2012	$12.29637	$13.73358	36,307
01/01/2013 to 12/31/2013	$13.73358	$16.18366	19,432
01/01/2014 to 12/31/2014	$16.18366	$15.05763	7,726
01/01/2015 to 12/31/2015	$15.05763	$15.13370	14,858
01/01/2016 to 12/31/2016	$15.13370	$15.35346	4,499
01/01/2017 to 12/31/2017	$15.35346	$18.83547	9,490
01/01/2018 to 12/31/2018	$18.83547	$15.38428	1,966
01/01/2019 to 12/31/2019	$15.38428	$17.45834	1,965
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.38740	$19.39668	31,133
01/01/2011 to 12/31/2011	$19.39668	$18.03681	33,795
01/01/2012 to 12/31/2012	$18.03681	$21.39882	31,280
01/01/2013 to 12/31/2013	$21.39882	$29.47979	18,601
01/01/2014 to 12/31/2014	$29.47979	$30.14783	4,136
01/01/2015 to 12/31/2015	$30.14783	$30.10044	1,030
01/01/2016 to 12/31/2016	$30.10044	$29.80179	897
01/01/2017 to 12/31/2017	$29.80179	$39.51650	1,040
01/01/2018 to 12/31/2018	$39.51650	$39.02249	874
01/01/2019 to 12/31/2019	$39.02249	$52.67675	853
*Denotes the start date of these sub-accounts

A-72

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5 or with any one of EBP or HAV and GMWB or HAV and HD GRO/GRO Plus 2008 or EBP and HD
GRO/GRO Plus 2008 OR HD GRO 60 bps OR GRO Plus 2008 60 bps or HD5 (1.85%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.61726	$10.56882	15,127,648
01/01/2011 to 12/31/2011	$10.56882	$10.09768	11,901,852
01/01/2012 to 12/31/2012	$10.09768	$11.15609	11,108,019
01/01/2013 to 12/31/2013	$11.15609	$12.04186	7,943,759
01/01/2014 to 12/31/2014	$12.04186	$12.27041	3,674,693
01/01/2015 to 12/31/2015	$12.27041	$11.65570	889,656
01/01/2016 to 12/31/2016	$11.65570	$12.16546	206,949
01/01/2017 to 12/31/2017	$12.16546	$13.44371	96,189
01/01/2018 to 12/31/2018	$13.44371	$12.12029	0
01/01/2019 to 12/31/2019	$12.12029	$13.80591	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.86293	$10.87257	7,706,029
01/01/2011 to 12/31/2011	$10.87257	$10.54211	5,222,464
01/01/2012 to 12/31/2012	$10.54211	$11.63765	5,167,344
01/01/2013 to 12/31/2013	$11.63765	$13.43814	3,533,050
01/01/2014 to 12/31/2014	$13.43814	$14.04975	2,151,523
01/01/2015 to 12/31/2015	$14.04975	$13.85543	931,606
01/01/2016 to 12/31/2016	$13.85543	$14.45626	264,781
01/01/2017 to 12/31/2017	$14.45626	$16.30459	74,068
01/01/2018 to 12/31/2018	$16.30459	$15.21180	0
01/01/2019 to 12/31/2019	$15.21180	$17.82949	0
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.48506	$11.71222	1,258,106
01/01/2011 to 12/31/2011	$11.71222	$11.75432	1,121,766
01/01/2012 to 12/31/2012	$11.75432	$12.07825	1,039,350
01/01/2013 to 12/31/2013	$12.07825	$11.59694	546,286
01/01/2014 to 12/31/2014	$11.59694	$11.37154	469,476
01/01/2015 to 12/31/2015	$11.37154	$11.21502	257,280
01/01/2016 to 12/31/2016	$11.21502	$11.18858	158,481
01/01/2017 to 12/31/2017	$11.18858	$11.16975	38,812
01/01/2018 to 12/31/2018	$11.16975	$11.04348	0
01/01/2019 to 12/31/2019	$11.04348	$11.34003	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.42482	$13.13628	2,140,005
01/01/2011 to 12/31/2011	$13.13628	$13.30337	1,714,104
01/01/2012 to 12/31/2012	$13.30337	$14.27408	1,880,647
01/01/2013 to 12/31/2013	$14.27408	$13.75261	1,376,603
01/01/2014 to 12/31/2014	$13.75261	$14.06933	835,491
01/01/2015 to 12/31/2015	$14.06933	$13.51792	306,436
01/01/2016 to 12/31/2016	$13.51792	$13.82942	163,949
01/01/2017 to 12/31/2017	$13.82942	$14.16625	77,982
01/01/2018 to 12/31/2018	$14.16625	$13.81096	0
01/01/2019 to 12/31/2019	$13.81096	$14.80594	0

A-73

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.95959	$11.97899	56,178
01/01/2011 to 12/31/2011	$11.97899	$13.63571	15,267
01/01/2012 to 12/31/2012	$13.63571	$14.16728	1,235,635
01/01/2013 to 12/31/2013	$14.16728	$13.23337	515,575
01/01/2014 to 12/31/2014	$13.23337	$13.54241	184,661
01/01/2015 to 12/31/2015	$13.54241	$13.43415	180,118
01/01/2016 to 12/31/2016	$13.43415	$13.37681	133,972
01/01/2017 to 12/31/2017	$13.37681	$13.22989	5,886
01/01/2018 to 12/31/2018	$13.22989	$13.05705	0
01/01/2019 to 12/31/2019	$13.05705	$12.99489	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.78441	$9.64318	440,131
01/01/2011 to 12/31/2011	$9.64318	$11.23271	72,154
01/01/2012 to 12/31/2012	$11.23271	$11.72132	16,821
01/01/2013 to 12/31/2013	$11.72132	$10.75489	2,336,108
01/01/2014 to 12/31/2014	$10.75489	$11.20608	1,378,619
01/01/2015 to 12/31/2015	$11.20608	$11.16667	1,074,450
01/01/2016 to 12/31/2016	$11.16667	$11.17489	659,855
01/01/2017 to 12/31/2017	$11.17489	$11.06579	130,210
01/01/2018 to 12/31/2018	$11.06579	$10.89145	0
01/01/2019 to 12/31/2019	$10.89145	$11.06369	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99795	$11.00274	453,795
01/01/2011 to 12/31/2011	$11.00274	$12.99183	5,310,943
01/01/2012 to 12/31/2012	$12.99183	$13.61745	2,079,498
01/01/2013 to 12/31/2013	$13.61745	$12.42992	252,178
01/01/2014 to 12/31/2014	$12.42992	$13.13705	1,558,574
01/01/2015 to 12/31/2015	$13.13705	$13.12392	1,218,787
01/01/2016 to 12/31/2016	$13.12392	$13.14353	703,288
01/01/2017 to 12/31/2017	$13.14353	$13.10482	182,983
01/01/2018 to 12/31/2018	$13.10482	$12.86981	0
01/01/2019 to 12/31/2019	$12.86981	$13.27189	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99847	$12.01446	2,646,536
01/01/2012 to 12/31/2012	$12.01446	$12.48143	3,217,282
01/01/2013 to 12/31/2013	$12.48143	$11.05667	288,484
01/01/2014 to 12/31/2014	$11.05667	$11.97731	111,159
01/01/2015 to 12/31/2015	$11.97731	$12.00211	1,159,534
01/01/2016 to 12/31/2016	$12.00211	$11.99568	987,821
01/01/2017 to 12/31/2017	$11.99568	$11.95905	101,922
01/01/2018 to 12/31/2018	$11.95905	$11.71931	0
01/01/2019 to 12/31/2019	$11.71931	$12.18023	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99796	$10.39368	1,214,423
01/01/2013 to 12/31/2013	$10.39368	$9.16094	4,560,276
01/01/2014 to 12/31/2014	$9.16094	$10.12611	1,524,553
01/01/2015 to 12/31/2015	$10.12611	$10.20788	43,571
01/01/2016 to 12/31/2016	$10.20788	$10.21087	280,078
01/01/2017 to 12/31/2017	$10.21087	$10.19235	18,298
01/01/2018 to 12/31/2018	$10.19235	$9.97645	0
01/01/2019 to 12/31/2019	$9.97645	$10.42914	0

A-74

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99898	$8.74508	4,004,611
01/01/2014 to 12/31/2014	$8.74508	$9.83571	2,674,972
01/01/2015 to 12/31/2015	$9.83571	$9.92791	6,086
01/01/2016 to 12/31/2016	$9.92791	$9.93038	279
01/01/2017 to 12/31/2017	$9.93038	$9.91111	108,333
01/01/2018 to 12/31/2018	$9.91111	$9.66416	0
01/01/2019 to 12/31/2019	$9.66416	$10.24002	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99898	$11.29720	886,167
01/01/2015 to 12/31/2015	$11.29720	$11.30973	3,633,852
01/01/2016 to 12/31/2016	$11.30973	$11.37532	164,766
01/01/2017 to 12/31/2017	$11.37532	$11.36972	12,107
01/01/2018 to 12/31/2018	$11.36972	$11.07624	0
01/01/2019 to 12/31/2019	$11.07624	$11.81904	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99898	$9.93280	2,403,427
01/01/2016 to 12/31/2016	$9.93280	$9.95186	2,065,387
01/01/2017 to 12/31/2017	$9.95186	$10.00472	102,551
01/01/2018 to 12/31/2018	$10.00472	$9.71653	0
01/01/2019 to 12/31/2019	$9.71653	$10.49336	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99796	$9.87435	4,464,106
01/01/2017 to 12/31/2017	$9.87435	$9.95235	2,388,072
01/01/2018 to 12/31/2018	$9.95235	$9.64428	0
01/01/2019 to 12/31/2019	$9.64428	$10.47751	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99795	$10.03154	15,268
01/01/2018 to 12/31/2018	$10.03154	$9.64254	0
01/01/2019 to 12/31/2019	$9.64254	$10.56097	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99795	$9.65694	0
01/01/2019 to 12/31/2019	$9.65694	$10.64396	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99898	$11.22848	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.44347	$10.50855	18,715,333
01/01/2011 to 12/31/2011	$10.50855	$10.06411	14,835,810
01/01/2012 to 12/31/2012	$10.06411	$11.23328	14,385,673
01/01/2013 to 12/31/2013	$11.23328	$13.52613	11,901,592
01/01/2014 to 12/31/2014	$13.52613	$14.20454	6,106,651
01/01/2015 to 12/31/2015	$14.20454	$14.01611	1,729,439
01/01/2016 to 12/31/2016	$14.01611	$14.69791	622,808
01/01/2017 to 12/31/2017	$14.69791	$17.00769	223,671
01/01/2018 to 12/31/2018	$17.00769	$15.65341	0
01/01/2019 to 12/31/2019	$15.65341	$18.78200	0

A-75

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$13.91872	$17.58099	59,296
01/01/2011 to 12/31/2011	$17.58099	$18.39348	26,201
01/01/2012 to 12/31/2012	$18.39348	$20.82344	45,742
01/01/2013 to 12/31/2013	$20.82344	$21.07847	48,382
01/01/2014 to 12/31/2014	$21.07847	$27.08427	31,242
01/01/2015 to 12/31/2015	$27.08427	$27.87101	16,449
01/01/2016 to 12/31/2016	$27.87101	$28.67390	11,116
01/01/2017 to 12/31/2017	$28.67390	$29.90252	1,256
01/01/2018 to 12/31/2018	$29.90252	$27.95087	0
01/01/2019 to 12/31/2019	$27.95087	$35.99776	0
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.41048	$10.22046	374,873
01/01/2011 to 12/31/2011	$10.22046	$10.03393	339,040
01/01/2012 to 12/31/2012	$10.03393	$9.84890	199,920
01/01/2013 to 12/31/2013	$9.84890	$9.66659	115,269
01/01/2014 to 12/31/2014	$9.66659	$9.48776	121,008
01/01/2015 to 12/31/2015	$9.48776	$9.31233	82,739
01/01/2016 to 12/31/2016	$9.31233	$9.14065	68,632
01/01/2017 to 12/31/2017	$9.14065	$9.00240	1,295
01/01/2018 to 12/31/2018	$9.00240	$8.94982	1
01/01/2019 to 12/31/2019	$8.94982	$8.93280	1
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.22202	$10.24253	718,321
01/01/2011 to 12/31/2011	$10.24253	$9.63274	631,842
01/01/2012 to 12/31/2012	$9.63274	$11.05083	613,446
01/01/2013 to 12/31/2013	$11.05083	$15.16985	478,199
01/01/2014 to 12/31/2014	$15.16985	$16.93592	255,819
01/01/2015 to 12/31/2015	$16.93592	$15.32000	52,056
01/01/2016 to 12/31/2016	$15.32000	$18.02745	8,194
01/01/2017 to 12/31/2017	$18.02745	$21.09092	351
01/01/2018 to 12/31/2018	$21.09092	$17.76924	0
01/01/2019 to 12/31/2019	$17.76924	$22.58969	0
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$12.38899	$13.92282	1,089,969
01/01/2011 to 12/31/2011	$13.92282	$11.89940	1,027,651
01/01/2012 to 12/31/2012	$11.89940	$14.05756	880,186
01/01/2013 to 12/31/2013	$14.05756	$16.42685	242,847
01/01/2014 to 12/31/2014	$16.42685	$15.23228	134,938
01/01/2015 to 12/31/2015	$15.23228	$15.42116	38,384
01/01/2016 to 12/31/2016	$15.42116	$14.56463	9,215
01/01/2017 to 12/31/2017	$14.56463	$19.36037	3,435
01/01/2018 to 12/31/2018	$19.36037	$16.46729	0
01/01/2019 to 12/31/2019	$16.46729	$21.35279	0
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.55478	$15.86882	262,760
01/01/2011 to 12/31/2011	$15.86882	$13.62099	228,014
01/01/2012 to 12/31/2012	$13.62099	$15.59812	225,732
01/01/2013 to 12/31/2013	$15.59812	$18.28999	187,217
01/01/2014 to 12/31/2014	$18.28999	$16.74818	110,416
01/01/2015 to 12/31/2015	$16.74818	$16.57263	31,299
01/01/2016 to 12/31/2016	$16.57263	$16.36118	8,439
01/01/2017 to 12/31/2017	$16.36118	$19.72286	1,694
01/01/2018 to 12/31/2018	$19.72286	$16.23256	0
01/01/2019 to 12/31/2019	$16.23256	$19.12231	0

A-76

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.44525	$14.14283	107,431
01/01/2011 to 12/31/2011	$14.14283	$12.61127	79,386
01/01/2012 to 12/31/2012	$12.61127	$15.08961	66,422
01/01/2013 to 12/31/2013	$15.08961	$17.08544	26,306
01/01/2014 to 12/31/2014	$17.08544	$15.70200	29,556
01/01/2015 to 12/31/2015	$15.70200	$14.98074	18,979
01/01/2016 to 12/31/2016	$14.98074	$14.98815	18,819
01/01/2017 to 12/31/2017	$14.98815	$19.07101	3,807
01/01/2018 to 12/31/2018	$19.07101	$15.44668	0
01/01/2019 to 12/31/2019	$15.44668	$19.28826	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.26187	$12.06173	2,609,411
01/01/2011 to 12/31/2011	$12.06173	$11.73070	2,214,643
01/01/2012 to 12/31/2012	$11.73070	$12.92562	1,955,243
01/01/2013 to 12/31/2013	$12.92562	$17.33123	662,422
01/01/2014 to 12/31/2014	$17.33123	$18.81197	448,445
01/01/2015 to 12/31/2015	$18.81197	$20.32369	196,069
01/01/2016 to 12/31/2016	$20.32369	$21.06091	74,290
01/01/2017 to 12/31/2017	$21.06091	$27.49210	39,996
01/01/2018 to 12/31/2018	$27.49210	$26.25553	0
01/01/2019 to 12/31/2019	$26.25553	$33.92106	0
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$10.73737	$11.88611	359,591
01/01/2011 to 12/31/2011	$11.88611	$11.59715	331,705
01/01/2012 to 12/31/2012	$11.59715	$13.32699	336,214
01/01/2013 to 12/31/2013	$13.32699	$17.88188	221,691
01/01/2014 to 12/31/2014	$17.88188	$19.07975	125,846
01/01/2015 to 12/31/2015	$19.07975	$20.08050	44,184
01/01/2016 to 12/31/2016	$20.08050	$20.08643	3,432
01/01/2017 to 12/31/2017	$20.08643	$25.77020	1,920
01/01/2018 to 12/31/2018	$25.77020	$25.83465	0
01/01/2019 to 12/31/2019	$25.83465	$34.93646	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.51780	$15.89814	242,511
01/01/2011 to 12/31/2011	$15.89814	$15.13996	195,175
01/01/2012 to 12/31/2012	$15.13996	$17.77417	170,226
01/01/2013 to 12/31/2013	$17.77417	$23.06137	54,755
01/01/2014 to 12/31/2014	$23.06137	$25.24399	40,266
01/01/2015 to 12/31/2015	$25.24399	$23.36833	519,057
01/01/2016 to 12/31/2016	$23.36833	$23.31419	318,943
01/01/2017 to 12/31/2017	$23.31419	$29.08359	69,551
01/01/2018 to 12/31/2018	$29.08359	$27.30133	0
01/01/2019 to 12/31/2019	$27.30133	$34.87680	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.38796	$15.00846	340,623
01/01/2011 to 12/31/2011	$15.00846	$14.36515	266,534
01/01/2012 to 12/31/2012	$14.36515	$16.51404	231,581
01/01/2013 to 12/31/2013	$16.51404	$23.01761	56,323
01/01/2014 to 12/31/2014	$23.01761	$25.81114	39,998
01/01/2015 to 12/31/2015	$25.81114	$23.90557	20,546
01/01/2016 to 12/31/2016	$23.90557	$27.74182	19,684
01/01/2017 to 12/31/2017	$27.74182	$30.98464	4,152
01/01/2018 to 12/31/2018	$30.98464	$25.40806	0
01/01/2019 to 12/31/2019	$25.40806	$30.17877	0

A-77

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.56440	$11.46517	6,387,398
01/01/2011 to 12/31/2011	$11.46517	$11.36551	5,312,189
01/01/2012 to 12/31/2012	$11.36551	$12.31225	5,409,797
01/01/2013 to 12/31/2013	$12.31225	$13.19771	3,379,408
01/01/2014 to 12/31/2014	$13.19771	$13.70165	2,049,485
01/01/2015 to 12/31/2015	$13.70165	$13.46744	852,146
01/01/2016 to 12/31/2016	$13.46744	$13.94915	150,323
01/01/2017 to 12/31/2017	$13.94915	$15.07868	94,382
01/01/2018 to 12/31/2018	$15.07868	$14.37799	0
01/01/2019 to 12/31/2019	$14.37799	$16.19216	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.82762	$15.38714	518,785
01/01/2011 to 12/31/2011	$15.38714	$13.12254	452,643
01/01/2012 to 12/31/2012	$13.12254	$15.46481	393,728
01/01/2013 to 12/31/2013	$15.46481	$21.37357	144,315
01/01/2014 to 12/31/2014	$21.37357	$22.01465	86,738
01/01/2015 to 12/31/2015	$22.01465	$21.89581	30,303
01/01/2016 to 12/31/2016	$21.89581	$23.14626	12,362
01/01/2017 to 12/31/2017	$23.14626	$29.01025	1,404
01/01/2018 to 12/31/2018	$29.01025	$25.38323	0
01/01/2019 to 12/31/2019	$25.38323	$34.00288	0
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.12664	$12.22015	205,878
01/01/2011 to 12/31/2011	$12.22015	$11.87693	134,536
01/01/2012 to 12/31/2012	$11.87693	$13.07626	129,577
01/01/2013 to 12/31/2013	$13.07626	$17.34869	93,745
01/01/2014 to 12/31/2014	$17.34869	$17.67801	66,248
01/01/2015 to 12/31/2015	$17.67801	$17.48733	33,060
01/01/2016 to 12/31/2016	$17.48733	$19.23730	8,915
01/01/2017 to 12/31/2017	$19.23730	$23.39822	3,146
01/01/2018 to 12/31/2018	$23.39822	$21.03312	0
01/01/2019 to 12/31/2019	$21.03312	$26.86209	0
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.99181	$14.82975	624,893
01/01/2011 to 12/31/2011	$14.82975	$13.68581	542,049
01/01/2012 to 12/31/2012	$13.68581	$15.87163	480,770
01/01/2013 to 12/31/2013	$15.87163	$21.40453	176,886
01/01/2014 to 12/31/2014	$21.40453	$22.11532	95,964
01/01/2015 to 12/31/2015	$22.11532	$20.77062	30,799
01/01/2016 to 12/31/2016	$20.77062	$26.34102	15,865
01/01/2017 to 12/31/2017	$26.34102	$27.75449	554
01/01/2018 to 12/31/2018	$27.75449	$22.58716	0
01/01/2019 to 12/31/2019	$22.58716	$27.04197	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.77747	$13.38725	825,379
01/01/2011 to 12/31/2011	$13.38725	$12.91717	683,116
01/01/2012 to 12/31/2012	$12.91717	$14.90702	615,360
01/01/2013 to 12/31/2013	$14.90702	$21.07294	886,699
01/01/2014 to 12/31/2014	$21.07294	$22.40916	741,733
01/01/2015 to 12/31/2015	$22.40916	$24.10245	408,258
01/01/2016 to 12/31/2016	$24.10245	$24.29598	214,286
01/01/2017 to 12/31/2017	$24.29598	$32.88266	28,205
01/01/2018 to 12/31/2018	$32.88266	$33.51879	0
01/01/2019 to 12/31/2019	$33.51879	$42.18609	0

A-78

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.23415	$12.39842	171,930
01/01/2011 to 12/31/2011	$12.39842	$12.10946	139,136
01/01/2012 to 12/31/2012	$12.10946	$13.47799	138,208
01/01/2013 to 12/31/2013	$13.47799	$17.80972	131,938
01/01/2014 to 12/31/2014	$17.80972	$17.75258	90,143
01/01/2015 to 12/31/2015	$17.75258	$16.36757	53,246
01/01/2016 to 12/31/2016	$16.36757	$17.05006	23,195
01/01/2017 to 12/31/2017	$17.05006	$19.50561	4,114
01/01/2018 to 12/31/2018	$19.50561	$17.28395	0
01/01/2019 to 12/31/2019	$17.28395	$21.36986	0
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$12.23103	$12.69437	433,698
01/01/2011 to 12/31/2011	$12.69437	$12.97377	347,478
01/01/2012 to 12/31/2012	$12.97377	$13.39878	337,850
01/01/2013 to 12/31/2013	$13.39878	$12.65728	40,799
01/01/2014 to 12/31/2014	$12.65728	$12.49236	27,559
01/01/2015 to 12/31/2015	$12.49236	$11.69500	23,148
01/01/2016 to 12/31/2016	$11.69500	$11.97924	21,693
01/01/2017 to 12/31/2017	$11.97924	$11.99821	5,063
01/01/2018 to 12/31/2018	$11.99821	$12.01035	0
01/01/2019 to 12/31/2019	$12.01035	$11.97724	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.82450	$14.34574	114,238
01/01/2011 to 12/31/2011	$14.34574	$13.59472	60,443
01/01/2012 to 12/31/2012	$13.59472	$15.79938	67,697
01/01/2013 to 12/31/2013	$15.79938	$20.53394	44,851
01/01/2014 to 12/31/2014	$20.53394	$23.17101	34,252
01/01/2015 to 12/31/2015	$23.17101	$21.23948	16,962
01/01/2016 to 12/31/2016	$21.23948	$23.76517	7,496
01/01/2017 to 12/31/2017	$23.76517	$27.64926	2,291
01/01/2018 to 12/31/2018	$27.64926	$22.65046	0
01/01/2019 to 12/31/2019	$22.65046	$26.48767	0
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.16986	$10.76014	759,002
01/01/2011 to 12/31/2011	$10.76014	$11.19771	654,564
01/01/2012 to 12/31/2012	$11.19771	$11.85336	676,627
01/01/2013 to 12/31/2013	$11.85336	$11.46036	1,496,187
01/01/2014 to 12/31/2014	$11.46036	$12.05795	1,570,120
01/01/2015 to 12/31/2015	$12.05795	$11.98123	1,047,515
01/01/2016 to 12/31/2016	$11.98123	$12.36563	529,983
01/01/2017 to 12/31/2017	$12.36563	$12.90317	137,506
01/01/2018 to 12/31/2018	$12.90317	$12.37644	0
01/01/2019 to 12/31/2019	$12.37644	$13.64174	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.79412	$14.24773	13,789
01/01/2011 to 12/31/2011	$14.24773	$12.19584	5,474
01/01/2012 to 12/31/2012	$12.19584	$13.60737	3,990
01/01/2013 to 12/31/2013	$13.60737	$16.01865	4,357
01/01/2014 to 12/31/2014	$16.01865	$14.88882	3,672
01/01/2015 to 12/31/2015	$14.88882	$14.94884	1,585
01/01/2016 to 12/31/2016	$14.94884	$15.15050	1,099
01/01/2017 to 12/31/2017	$15.15050	$18.56769	0
01/01/2018 to 12/31/2018	$18.56769	$15.15008	0
01/01/2019 to 12/31/2019	$15.15008	$17.17493	0

A-79

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.08493	$15.22662	15,629
01/01/2011 to 12/31/2011	$15.22662	$14.14477	8,214
01/01/2012 to 12/31/2012	$14.14477	$16.76426	6,016
01/01/2013 to 12/31/2013	$16.76426	$23.07150	1,858
01/01/2014 to 12/31/2014	$23.07150	$23.57030	4,116
01/01/2015 to 12/31/2015	$23.57030	$23.50919	2,505
01/01/2016 to 12/31/2016	$23.50919	$23.25238	1,238
01/01/2017 to 12/31/2017	$23.25238	$30.80093	0
01/01/2018 to 12/31/2018	$30.80093	$30.38472	0
01/01/2019 to 12/31/2019	$30.38472	$40.97476	0
*Denotes the start date of these sub-accounts

A-80

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV, EBP and GRO Plus or with combo 5% and Gro Plus OR With LT5, HDV and EBP Cliff M&E (2.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.55725	$10.48682	9,571,229
01/01/2011 to 12/31/2011	$10.48682	$10.00411	7,458,449
01/01/2012 to 12/31/2012	$10.00411	$11.03575	6,592,715
01/01/2013 to 12/31/2013	$11.03575	$11.89373	4,018,651
01/01/2014 to 12/31/2014	$11.89373	$12.10095	2,611,367
01/01/2015 to 12/31/2015	$12.10095	$11.47715	1,475,038
01/01/2016 to 12/31/2016	$11.47715	$11.96074	987,794
01/01/2017 to 12/31/2017	$11.96074	$13.19728	929,078
01/01/2018 to 12/31/2018	$13.19728	$11.87985	498,556
01/01/2019 to 12/31/2019	$11.87985	$13.51145	519,164
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.80147	$10.78831	7,024,050
01/01/2011 to 12/31/2011	$10.78831	$10.44427	5,182,858
01/01/2012 to 12/31/2012	$10.44427	$11.51194	5,035,393
01/01/2013 to 12/31/2013	$11.51194	$13.27278	3,262,170
01/01/2014 to 12/31/2014	$13.27278	$13.85570	3,023,580
01/01/2015 to 12/31/2015	$13.85570	$13.64320	2,076,357
01/01/2016 to 12/31/2016	$13.64320	$14.21304	1,450,831
01/01/2017 to 12/31/2017	$14.21304	$16.00588	1,325,073
01/01/2018 to 12/31/2018	$16.00588	$14.91010	833,211
01/01/2019 to 12/31/2019	$14.91010	$17.44916	709,424
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.58961	$11.80065	2,405,356
01/01/2011 to 12/31/2011	$11.80065	$11.82510	1,638,831
01/01/2012 to 12/31/2012	$11.82510	$12.13224	1,373,988
01/01/2013 to 12/31/2013	$12.13224	$11.63105	1,058,431
01/01/2014 to 12/31/2014	$11.63105	$11.38755	675,849
01/01/2015 to 12/31/2015	$11.38755	$11.21382	402,011
01/01/2016 to 12/31/2016	$11.21382	$11.16991	326,027
01/01/2017 to 12/31/2017	$11.16991	$11.13358	227,790
01/01/2018 to 12/31/2018	$11.13358	$10.99099	137,033
01/01/2019 to 12/31/2019	$10.99099	$11.26903	125,714
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.79873	$13.51103	3,188,128
01/01/2011 to 12/31/2011	$13.51103	$13.66211	2,557,267
01/01/2012 to 12/31/2012	$13.66211	$14.63662	2,510,555
01/01/2013 to 12/31/2013	$14.63662	$14.08023	1,426,831
01/01/2014 to 12/31/2014	$14.08023	$14.38241	956,377
01/01/2015 to 12/31/2015	$14.38241	$13.79770	628,255
01/01/2016 to 12/31/2016	$13.79770	$14.09406	564,139
01/01/2017 to 12/31/2017	$14.09406	$14.41538	454,860
01/01/2018 to 12/31/2018	$14.41538	$14.03230	284,506
01/01/2019 to 12/31/2019	$14.03230	$15.02038	227,914

A-81

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.92737	$11.92553	3,978,286
01/01/2011 to 12/31/2011	$11.92553	$13.55419	2,040,163
01/01/2012 to 12/31/2012	$13.55419	$14.06096	3,068,671
01/01/2013 to 12/31/2013	$14.06096	$13.11399	1,918,350
01/01/2014 to 12/31/2014	$13.11399	$13.39975	1,315,184
01/01/2015 to 12/31/2015	$13.39975	$13.27240	1,173,555
01/01/2016 to 12/31/2016	$13.27240	$13.19570	1,053,395
01/01/2017 to 12/31/2017	$13.19570	$13.03071	778,557
01/01/2018 to 12/31/2018	$13.03071	$12.84104	451,398
01/01/2019 to 12/31/2019	$12.84104	$12.76066	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.77096	$9.61368	3,501,577
01/01/2011 to 12/31/2011	$9.61368	$11.18129	747,648
01/01/2012 to 12/31/2012	$11.18129	$11.64986	52,737
01/01/2013 to 12/31/2013	$11.64986	$10.67296	4,576,643
01/01/2014 to 12/31/2014	$10.67296	$11.10368	2,846,478
01/01/2015 to 12/31/2015	$11.10368	$11.04779	2,440,037
01/01/2016 to 12/31/2016	$11.04779	$11.03904	2,073,767
01/01/2017 to 12/31/2017	$11.03904	$10.91470	1,241,433
01/01/2018 to 12/31/2018	$10.91470	$10.72679	692,002
01/01/2019 to 12/31/2019	$10.72679	$10.88017	651,299
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99779	$10.98596	6,025,992
01/01/2011 to 12/31/2011	$10.98596	$12.95233	3,151,015
01/01/2012 to 12/31/2012	$12.95233	$13.55532	495,656
01/01/2013 to 12/31/2013	$13.55532	$12.35411	178
01/01/2014 to 12/31/2014	$12.35411	$13.03697	681,896
01/01/2015 to 12/31/2015	$13.03697	$13.00400	667,698
01/01/2016 to 12/31/2016	$13.00400	$13.00364	544,327
01/01/2017 to 12/31/2017	$13.00364	$12.94561	282,503
01/01/2018 to 12/31/2018	$12.94561	$12.69382	173,306
01/01/2019 to 12/31/2019	$12.69382	$13.07047	53,060
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99834	$11.99610	5,394,026
01/01/2012 to 12/31/2012	$11.99610	$12.44325	5,525,461
01/01/2013 to 12/31/2013	$12.44325	$11.00598	143,428
01/01/2014 to 12/31/2014	$11.00598	$11.90425	105,004
01/01/2015 to 12/31/2015	$11.90425	$11.91078	500,607
01/01/2016 to 12/31/2016	$11.91078	$11.88628	367,715
01/01/2017 to 12/31/2017	$11.88628	$11.83194	224,354
01/01/2018 to 12/31/2018	$11.83194	$11.57692	155,730
01/01/2019 to 12/31/2019	$11.57692	$12.01383	75,692
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99779	$10.37774	3,495,509
01/01/2013 to 12/31/2013	$10.37774	$9.13291	9,061,699
01/01/2014 to 12/31/2014	$9.13291	$10.07971	3,171,548
01/01/2015 to 12/31/2015	$10.07971	$10.14565	804,213
01/01/2016 to 12/31/2016	$10.14565	$10.13321	868,254
01/01/2017 to 12/31/2017	$10.13321	$10.09947	710,476
01/01/2018 to 12/31/2018	$10.09947	$9.87036	405,913
01/01/2019 to 12/31/2019	$9.87036	$10.30248	60,579

A-82

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99889	$8.73164	5,845,538
01/01/2014 to 12/31/2014	$8.73164	$9.80560	2,864,169
01/01/2015 to 12/31/2015	$9.80560	$9.88236	330,756
01/01/2016 to 12/31/2016	$9.88236	$9.86968	262,695
01/01/2017 to 12/31/2017	$9.86968	$9.83557	789,838
01/01/2018 to 12/31/2018	$9.83557	$9.57576	640,064
01/01/2019 to 12/31/2019	$9.57576	$10.13083	141,387
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99889	$11.27991	1,452,253
01/01/2015 to 12/31/2015	$11.27991	$11.27524	5,711,311
01/01/2016 to 12/31/2016	$11.27524	$11.32334	9,803
01/01/2017 to 12/31/2017	$11.32334	$11.30045	5,771
01/01/2018 to 12/31/2018	$11.30045	$10.99190	358,137
01/01/2019 to 12/31/2019	$10.99190	$11.71107	54,987
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99889	$9.91769	1,301,671
01/01/2016 to 12/31/2016	$9.91769	$9.92158	3,159,041
01/01/2017 to 12/31/2017	$9.92158	$9.95903	2,165,539
01/01/2018 to 12/31/2018	$9.95903	$9.65735	595,130
01/01/2019 to 12/31/2019	$9.65735	$10.41349	459,198
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99779	$9.85937	5,814,038
01/01/2017 to 12/31/2017	$9.85937	$9.92215	3,836,871
01/01/2018 to 12/31/2018	$9.92215	$9.60031	2,517,507
01/01/2019 to 12/31/2019	$9.60031	$10.41379	520,764
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99779	$10.01619	8,511
01/01/2018 to 12/31/2018	$10.01619	$9.61308	214,372
01/01/2019 to 12/31/2019	$9.61308	$10.51259	49,989
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99779	$9.64220	0
01/01/2019 to 12/31/2019	$9.64220	$10.61138	81,688
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99889	$11.21123	67,391
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.38481	$10.42727	11,072,168
01/01/2011 to 12/31/2011	$10.42727	$9.97109	8,565,131
01/01/2012 to 12/31/2012	$9.97109	$11.11227	8,015,346
01/01/2013 to 12/31/2013	$11.11227	$13.35991	5,728,326
01/01/2014 to 12/31/2014	$13.35991	$14.00860	4,070,987
01/01/2015 to 12/31/2015	$14.00860	$13.80161	2,526,243
01/01/2016 to 12/31/2016	$13.80161	$14.45099	1,665,378
01/01/2017 to 12/31/2017	$14.45099	$16.69648	1,857,723
01/01/2018 to 12/31/2018	$16.69648	$15.34341	879,066
01/01/2019 to 12/31/2019	$15.34341	$18.38183	684,865

A-83

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.30327	$23.08405	180,347
01/01/2011 to 12/31/2011	$23.08405	$24.11400	145,127
01/01/2012 to 12/31/2012	$24.11400	$27.25796	130,983
01/01/2013 to 12/31/2013	$27.25796	$27.54985	85,849
01/01/2014 to 12/31/2014	$27.54985	$35.34552	73,511
01/01/2015 to 12/31/2015	$35.34552	$36.31660	45,847
01/01/2016 to 12/31/2016	$36.31660	$37.30578	34,819
01/01/2017 to 12/31/2017	$37.30578	$38.84515	29,638
01/01/2018 to 12/31/2018	$38.84515	$36.25398	15,771
01/01/2019 to 12/31/2019	$36.25398	$46.62007	14,416
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.19032	$9.98900	2,539,883
01/01/2011 to 12/31/2011	$9.98900	$9.79172	2,629,487
01/01/2012 to 12/31/2012	$9.79172	$9.59677	1,832,190
01/01/2013 to 12/31/2013	$9.59677	$9.40486	1,233,947
01/01/2014 to 12/31/2014	$9.40486	$9.21678	1,006,675
01/01/2015 to 12/31/2015	$9.21678	$9.03245	754,207
01/01/2016 to 12/31/2016	$9.03245	$8.85231	462,011
01/01/2017 to 12/31/2017	$8.85231	$8.70525	311,063
01/01/2018 to 12/31/2018	$8.70525	$8.64110	244,940
01/01/2019 to 12/31/2019	$8.64110	$8.61148	100,185
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.17122	$11.27960	440,901
01/01/2011 to 12/31/2011	$11.27960	$10.59190	327,994
01/01/2012 to 12/31/2012	$10.59190	$12.13251	291,061
01/01/2013 to 12/31/2013	$12.13251	$16.62947	230,382
01/01/2014 to 12/31/2014	$16.62947	$18.53716	169,096
01/01/2015 to 12/31/2015	$18.53716	$16.74278	83,789
01/01/2016 to 12/31/2016	$16.74278	$19.67172	58,686
01/01/2017 to 12/31/2017	$19.67172	$22.97960	62,401
01/01/2018 to 12/31/2018	$22.97960	$19.33064	38,995
01/01/2019 to 12/31/2019	$19.33064	$24.53697	24,444
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.51146	$17.40523	770,326
01/01/2011 to 12/31/2011	$17.40523	$14.85307	539,693
01/01/2012 to 12/31/2012	$14.85307	$17.52007	418,206
01/01/2013 to 12/31/2013	$17.52007	$20.44175	328,105
01/01/2014 to 12/31/2014	$20.44175	$18.92607	233,042
01/01/2015 to 12/31/2015	$18.92607	$19.13149	145,776
01/01/2016 to 12/31/2016	$19.13149	$18.04136	115,051
01/01/2017 to 12/31/2017	$18.04136	$23.94549	99,052
01/01/2018 to 12/31/2018	$23.94549	$20.33586	63,542
01/01/2019 to 12/31/2019	$20.33586	$26.32882	51,999
AST International Value Portfolio
01/01/2010 to 12/31/2010	$17.18430	$18.70715	242,130
01/01/2011 to 12/31/2011	$18.70715	$16.03265	186,332
01/01/2012 to 12/31/2012	$16.03265	$18.33176	167,981
01/01/2013 to 12/31/2013	$18.33176	$21.46255	133,132
01/01/2014 to 12/31/2014	$21.46255	$19.62323	98,999
01/01/2015 to 12/31/2015	$19.62323	$19.38786	66,690
01/01/2016 to 12/31/2016	$19.38786	$19.11125	55,806
01/01/2017 to 12/31/2017	$19.11125	$23.00288	54,019
01/01/2018 to 12/31/2018	$23.00288	$18.90306	32,932
01/01/2019 to 12/31/2019	$18.90306	$22.23431	29,363

A-84

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.91046	$12.93414	179,010
01/01/2011 to 12/31/2011	$12.93414	$14.25339	1,155,408
01/01/2012 to 12/31/2012	$14.25339	$15.28120	598,595
01/01/2013 to 12/31/2013	$15.28120	$14.49904	316,572
01/01/2014 to 12/31/2014	$14.49904	$15.16532	273,729
01/01/2015 to 12/31/2015	$15.16532	$15.03638	574,855
01/01/2016 to 12/31/2016	$15.03638	$15.35582	696,802
01/01/2017 to 12/31/2017	$15.35582	$15.69851	452,502
01/01/2018 to 12/31/2018	$15.69851	$15.34181	1,038,449
01/01/2019 to 12/31/2019	$15.34181	$16.72353	435,575
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$15.70211	$16.49160	308,762
01/01/2011 to 12/31/2011	$16.49160	$14.68329	235,341
01/01/2012 to 12/31/2012	$14.68329	$17.54191	195,028
01/01/2013 to 12/31/2013	$17.54191	$19.83179	136,441
01/01/2014 to 12/31/2014	$19.83179	$18.19796	109,366
01/01/2015 to 12/31/2015	$18.19796	$17.33559	89,703
01/01/2016 to 12/31/2016	$17.33559	$17.31780	60,293
01/01/2017 to 12/31/2017	$17.31780	$22.00160	50,925
01/01/2018 to 12/31/2018	$22.00160	$17.79285	23,010
01/01/2019 to 12/31/2019	$17.79285	$22.18395	19,252
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.11747	$14.22086	1,843,523
01/01/2011 to 12/31/2011	$14.22086	$13.80958	1,221,768
01/01/2012 to 12/31/2012	$13.80958	$15.19300	967,575
01/01/2013 to 12/31/2013	$15.19300	$20.34039	679,266
01/01/2014 to 12/31/2014	$20.34039	$22.04451	506,667
01/01/2015 to 12/31/2015	$22.04451	$23.77950	306,319
01/01/2016 to 12/31/2016	$23.77950	$24.60453	220,963
01/01/2017 to 12/31/2017	$24.60453	$32.06892	186,070
01/01/2018 to 12/31/2018	$32.06892	$30.57934	114,333
01/01/2019 to 12/31/2019	$30.57934	$39.44675	84,888
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$11.87872	$13.12956	349,620
01/01/2011 to 12/31/2011	$13.12956	$12.79093	256,619
01/01/2012 to 12/31/2012	$12.79093	$14.67624	253,826
01/01/2013 to 12/31/2013	$14.67624	$19.66233	165,851
01/01/2014 to 12/31/2014	$19.66233	$20.94736	126,187
01/01/2015 to 12/31/2015	$20.94736	$22.01241	91,963
01/01/2016 to 12/31/2016	$22.01241	$21.98543	63,374
01/01/2017 to 12/31/2017	$21.98543	$28.16351	53,765
01/01/2018 to 12/31/2018	$28.16351	$28.19050	26,536
01/01/2019 to 12/31/2019	$28.19050	$38.06396	21,527
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$16.22033	$19.04750	361,092
01/01/2011 to 12/31/2011	$19.04750	$18.11131	221,077
01/01/2012 to 12/31/2012	$18.11131	$21.22995	193,150
01/01/2013 to 12/31/2013	$21.22995	$27.50299	156,741
01/01/2014 to 12/31/2014	$27.50299	$30.05988	119,283
01/01/2015 to 12/31/2015	$30.05988	$27.78375	128,180
01/01/2016 to 12/31/2016	$27.78375	$27.67713	99,441
01/01/2017 to 12/31/2017	$27.67713	$34.47364	93,873
01/01/2018 to 12/31/2018	$34.47364	$32.31134	61,838
01/01/2019 to 12/31/2019	$32.31134	$41.21392	43,775

A-85

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.07914	$18.24106	452,422
01/01/2011 to 12/31/2011	$18.24106	$17.43263	306,085
01/01/2012 to 12/31/2012	$17.43263	$20.00955	244,921
01/01/2013 to 12/31/2013	$20.00955	$27.84695	194,682
01/01/2014 to 12/31/2014	$27.84695	$31.17900	122,116
01/01/2015 to 12/31/2015	$31.17900	$28.83286	79,029
01/01/2016 to 12/31/2016	$28.83286	$33.40873	64,964
01/01/2017 to 12/31/2017	$33.40873	$37.25719	58,129
01/01/2018 to 12/31/2018	$37.25719	$30.50461	36,207
01/01/2019 to 12/31/2019	$30.50461	$36.17688	25,928
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.49886	$11.37672	6,131,743
01/01/2011 to 12/31/2011	$11.37672	$11.26053	5,324,940
01/01/2012 to 12/31/2012	$11.26053	$12.17982	4,942,223
01/01/2013 to 12/31/2013	$12.17982	$13.03585	3,342,228
01/01/2014 to 12/31/2014	$13.03585	$13.51288	2,596,719
01/01/2015 to 12/31/2015	$13.51288	$13.26162	1,434,107
01/01/2016 to 12/31/2016	$13.26162	$13.71502	900,925
01/01/2017 to 12/31/2017	$13.71502	$14.80307	803,006
01/01/2018 to 12/31/2018	$14.80307	$14.09343	452,853
01/01/2019 to 12/31/2019	$14.09343	$15.84744	442,550
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$18.19702	$23.63739	289,027
01/01/2011 to 12/31/2011	$23.63739	$20.12781	229,446
01/01/2012 to 12/31/2012	$20.12781	$23.68407	178,399
01/01/2013 to 12/31/2013	$23.68407	$32.68317	125,872
01/01/2014 to 12/31/2014	$32.68317	$33.61206	87,600
01/01/2015 to 12/31/2015	$33.61206	$33.37942	54,663
01/01/2016 to 12/31/2016	$33.37942	$35.23191	40,708
01/01/2017 to 12/31/2017	$35.23191	$44.09047	35,288
01/01/2018 to 12/31/2018	$44.09047	$38.51870	21,511
01/01/2019 to 12/31/2019	$38.51870	$51.51999	18,827
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.85003	$15.84235	277,723
01/01/2011 to 12/31/2011	$15.84235	$15.37394	121,709
01/01/2012 to 12/31/2012	$15.37394	$16.90048	82,745
01/01/2013 to 12/31/2013	$16.90048	$22.38826	87,713
01/01/2014 to 12/31/2014	$22.38826	$22.77843	75,036
01/01/2015 to 12/31/2015	$22.77843	$22.49815	52,445
01/01/2016 to 12/31/2016	$22.49815	$24.71200	36,168
01/01/2017 to 12/31/2017	$24.71200	$30.01122	29,728
01/01/2018 to 12/31/2018	$30.01122	$26.93614	16,884
01/01/2019 to 12/31/2019	$26.93614	$34.34849	13,654
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.92305	$18.42624	606,356
01/01/2011 to 12/31/2011	$18.42624	$16.97893	406,275
01/01/2012 to 12/31/2012	$16.97893	$19.66059	305,529
01/01/2013 to 12/31/2013	$19.66059	$26.47374	245,931
01/01/2014 to 12/31/2014	$26.47374	$27.31107	151,655
01/01/2015 to 12/31/2015	$27.31107	$25.61129	105,780
01/01/2016 to 12/31/2016	$25.61129	$32.43041	75,128
01/01/2017 to 12/31/2017	$32.43041	$34.11865	64,873
01/01/2018 to 12/31/2018	$34.11865	$27.72367	44,389
01/01/2019 to 12/31/2019	$27.72367	$33.14090	35,426

A-86

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.86950	$14.60622	682,794
01/01/2011 to 12/31/2011	$14.60622	$14.07189	500,066
01/01/2012 to 12/31/2012	$14.07189	$16.21477	434,920
01/01/2013 to 12/31/2013	$16.21477	$22.88668	359,256
01/01/2014 to 12/31/2014	$22.88668	$24.30069	248,872
01/01/2015 to 12/31/2015	$24.30069	$26.09691	171,520
01/01/2016 to 12/31/2016	$26.09691	$26.26629	107,192
01/01/2017 to 12/31/2017	$26.26629	$35.49523	98,102
01/01/2018 to 12/31/2018	$35.49523	$36.12627	54,922
01/01/2019 to 12/31/2019	$36.12627	$45.39837	45,808
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.93430	$14.25285	297,287
01/01/2011 to 12/31/2011	$14.25285	$13.89938	215,671
01/01/2012 to 12/31/2012	$13.89938	$15.44640	198,126
01/01/2013 to 12/31/2013	$15.44640	$20.37968	115,677
01/01/2014 to 12/31/2014	$20.37968	$20.28324	90,845
01/01/2015 to 12/31/2015	$20.28324	$18.67220	58,811
01/01/2016 to 12/31/2016	$18.67220	$19.42113	44,606
01/01/2017 to 12/31/2017	$19.42113	$22.18436	38,101
01/01/2018 to 12/31/2018	$22.18436	$19.62731	14,530
01/01/2019 to 12/31/2019	$19.62731	$24.23010	115,230
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$13.36116	$13.84614	570,160
01/01/2011 to 12/31/2011	$13.84614	$14.12932	482,840
01/01/2012 to 12/31/2012	$14.12932	$14.56985	400,966
01/01/2013 to 12/31/2013	$14.56985	$13.74246	286,204
01/01/2014 to 12/31/2014	$13.74246	$13.54261	184,636
01/01/2015 to 12/31/2015	$13.54261	$12.65888	118,849
01/01/2016 to 12/31/2016	$12.65888	$12.94686	89,930
01/01/2017 to 12/31/2017	$12.94686	$12.94766	83,065
01/01/2018 to 12/31/2018	$12.94766	$12.94095	42,022
01/01/2019 to 12/31/2019	$12.94095	$12.88561	36,899
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.52321	$17.59310	115,520
01/01/2011 to 12/31/2011	$17.59310	$16.64665	81,600
01/01/2012 to 12/31/2012	$16.64665	$19.31656	75,966
01/01/2013 to 12/31/2013	$19.31656	$25.06674	51,347
01/01/2014 to 12/31/2014	$25.06674	$28.24273	49,307
01/01/2015 to 12/31/2015	$28.24273	$25.84870	28,942
01/01/2016 to 12/31/2016	$25.84870	$28.87842	23,135
01/01/2017 to 12/31/2017	$28.87842	$33.54697	20,933
01/01/2018 to 12/31/2018	$33.54697	$27.43967	12,195
01/01/2019 to 12/31/2019	$27.43967	$32.03921	9,104
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.13685	$10.70877	651,819
01/01/2011 to 12/31/2011	$10.70877	$11.12710	602,850
01/01/2012 to 12/31/2012	$11.12710	$11.76049	540,991
01/01/2013 to 12/31/2013	$11.76049	$11.35319	435,041
01/01/2014 to 12/31/2014	$11.35319	$11.92691	406,212
01/01/2015 to 12/31/2015	$11.92691	$11.83294	293,232
01/01/2016 to 12/31/2016	$11.83294	$12.19403	207,172
01/01/2017 to 12/31/2017	$12.19403	$12.70463	191,014
01/01/2018 to 12/31/2018	$12.70463	$12.16733	224,306
01/01/2019 to 12/31/2019	$12.16733	$13.39080	197,467

A-87

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.67525	$14.09426	111,815
01/01/2011 to 12/31/2011	$14.09426	$12.04609	75,328
01/01/2012 to 12/31/2012	$12.04609	$13.41981	70,838
01/01/2013 to 12/31/2013	$13.41981	$15.77358	51,146
01/01/2014 to 12/31/2014	$15.77358	$14.63877	40,672
01/01/2015 to 12/31/2015	$14.63877	$14.67531	31,807
01/01/2016 to 12/31/2016	$14.67531	$14.85066	22,851
01/01/2017 to 12/31/2017	$14.85066	$18.17245	18,390
01/01/2018 to 12/31/2018	$18.17245	$14.80478	12,615
01/01/2019 to 12/31/2019	$14.80478	$16.75801	13,073
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.09012	$18.99971	20,242
01/01/2011 to 12/31/2011	$18.99971	$17.62288	29,311
01/01/2012 to 12/31/2012	$17.62288	$20.85446	26,757
01/01/2013 to 12/31/2013	$20.85446	$28.65686	31,903
01/01/2014 to 12/31/2014	$28.65686	$29.23166	16,822
01/01/2015 to 12/31/2015	$29.23166	$29.11139	5,063
01/01/2016 to 12/31/2016	$29.11139	$28.74951	3,104
01/01/2017 to 12/31/2017	$28.74951	$38.02455	2,662
01/01/2018 to 12/31/2018	$38.02455	$37.45311	1,681
01/01/2019 to 12/31/2019	$37.45311	$50.42961	1,382
*Denotes the start date of these sub-accounts

A-88

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps OR With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps
and Combo 5%/HAV 80 bps Cliff M&E (2.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.21797	$13.39941	5,268,356
01/01/2011 to 12/31/2011	$13.39941	$12.77617	4,442,063
01/01/2012 to 12/31/2012	$12.77617	$14.08649	4,578,694
01/01/2013 to 12/31/2013	$14.08649	$15.17391	4,010,416
01/01/2014 to 12/31/2014	$15.17391	$15.43037	3,564,839
01/01/2015 to 12/31/2015	$15.43037	$14.62756	2,722,140
01/01/2016 to 12/31/2016	$14.62756	$15.23624	2,402,817
01/01/2017 to 12/31/2017	$15.23624	$16.80300	2,138,577
01/01/2018 to 12/31/2018	$16.80300	$15.11777	1,229,536
01/01/2019 to 12/31/2019	$15.11777	$17.18531	1,187,626
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.04275	$13.24854	6,540,463
01/01/2011 to 12/31/2011	$13.24854	$12.81964	5,259,707
01/01/2012 to 12/31/2012	$12.81964	$14.12287	5,738,680
01/01/2013 to 12/31/2013	$14.12287	$16.27463	5,800,649
01/01/2014 to 12/31/2014	$16.27463	$16.98056	5,432,988
01/01/2015 to 12/31/2015	$16.98056	$16.71161	4,883,532
01/01/2016 to 12/31/2016	$16.71161	$17.40084	4,511,969
01/01/2017 to 12/31/2017	$17.40084	$19.58583	3,343,717
01/01/2018 to 12/31/2018	$19.58583	$18.23565	2,552,465
01/01/2019 to 12/31/2019	$18.23565	$21.33025	1,654,900
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$10.48455	$10.67009	445,435
01/01/2011 to 12/31/2011	$10.67009	$10.68655	516,157
01/01/2012 to 12/31/2012	$10.68655	$10.95850	572,206
01/01/2013 to 12/31/2013	$10.95850	$10.50054	549,963
01/01/2014 to 12/31/2014	$10.50054	$10.27549	348,779
01/01/2015 to 12/31/2015	$10.27549	$10.11337	283,825
01/01/2016 to 12/31/2016	$10.11337	$10.06902	258,309
01/01/2017 to 12/31/2017	$10.06902	$10.03147	216,737
01/01/2018 to 12/31/2018	$10.03147	$9.89801	151,102
01/01/2019 to 12/31/2019	$9.89801	$10.14319	132,112
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.05200	$11.66091	4,831,426
01/01/2011 to 12/31/2011	$11.66091	$11.78533	3,763,460
01/01/2012 to 12/31/2012	$11.78533	$12.61951	4,344,963
01/01/2013 to 12/31/2013	$12.61951	$12.13375	4,224,268
01/01/2014 to 12/31/2014	$12.13375	$12.38788	3,491,513
01/01/2015 to 12/31/2015	$12.38788	$11.87815	2,931,445
01/01/2016 to 12/31/2016	$11.87815	$12.12713	2,627,795
01/01/2017 to 12/31/2017	$12.12713	$12.39734	2,303,220
01/01/2018 to 12/31/2018	$12.39734	$12.06160	1,703,440
01/01/2019 to 12/31/2019	$12.06160	$12.90418	1,368,318

A-89

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.57703	$10.44644	0
01/01/2011 to 12/31/2011	$10.44644	$11.86706	0
01/01/2012 to 12/31/2012	$11.86706	$12.30452	0
01/01/2013 to 12/31/2013	$12.30452	$11.46998	0
01/01/2014 to 12/31/2014	$11.46998	$11.71391	0
01/01/2015 to 12/31/2015	$11.71391	$11.59674	0
01/01/2016 to 12/31/2016	$11.59674	$11.52380	0
01/01/2017 to 12/31/2017	$11.52380	$11.37409	980
01/01/2018 to 12/31/2018	$11.37409	$11.20236	9,655
01/01/2019 to 12/31/2019	$11.20236	$11.12590	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.25198	$10.13572	0
01/01/2011 to 12/31/2011	$10.13572	$11.78243	0
01/01/2012 to 12/31/2012	$11.78243	$12.26990	0
01/01/2013 to 12/31/2013	$12.26990	$11.23524	0
01/01/2014 to 12/31/2014	$11.23524	$11.68273	0
01/01/2015 to 12/31/2015	$11.68273	$11.61798	0
01/01/2016 to 12/31/2016	$11.61798	$11.60303	0
01/01/2017 to 12/31/2017	$11.60303	$11.46637	13,446
01/01/2018 to 12/31/2018	$11.46637	$11.26263	14,662
01/01/2019 to 12/31/2019	$11.26263	$11.41768	41,194
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99773	$10.98026	0
01/01/2011 to 12/31/2011	$10.98026	$12.93900	0
01/01/2012 to 12/31/2012	$12.93900	$13.53446	0
01/01/2013 to 12/31/2013	$13.53446	$12.32897	0
01/01/2014 to 12/31/2014	$12.32897	$13.00387	428
01/01/2015 to 12/31/2015	$13.00387	$12.96440	613
01/01/2016 to 12/31/2016	$12.96440	$12.95753	726
01/01/2017 to 12/31/2017	$12.95753	$12.89312	6,410
01/01/2018 to 12/31/2018	$12.89312	$12.63598	8,587
01/01/2019 to 12/31/2019	$12.63598	$13.00413	10,610
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99830	$11.99002	0
01/01/2012 to 12/31/2012	$11.99002	$12.43055	0
01/01/2013 to 12/31/2013	$12.43055	$10.98908	0
01/01/2014 to 12/31/2014	$10.98908	$11.87996	0
01/01/2015 to 12/31/2015	$11.87996	$11.88030	0
01/01/2016 to 12/31/2016	$11.88030	$11.84983	0
01/01/2017 to 12/31/2017	$11.84983	$11.78964	1,488
01/01/2018 to 12/31/2018	$11.78964	$11.52964	1,560
01/01/2019 to 12/31/2019	$11.52964	$11.95858	3,588
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99774	$10.37249	0
01/01/2013 to 12/31/2013	$10.37249	$9.12368	0
01/01/2014 to 12/31/2014	$9.12368	$10.06432	0
01/01/2015 to 12/31/2015	$10.06432	$10.12484	0
01/01/2016 to 12/31/2016	$10.12484	$10.10721	0
01/01/2017 to 12/31/2017	$10.10721	$10.06837	3,398
01/01/2018 to 12/31/2018	$10.06837	$9.83485	0
01/01/2019 to 12/31/2019	$9.83485	$10.26023	125,544

A-90

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99887	$8.72726	0
01/01/2014 to 12/31/2014	$8.72726	$9.79563	0
01/01/2015 to 12/31/2015	$9.79563	$9.86740	0
01/01/2016 to 12/31/2016	$9.86740	$9.84975	0
01/01/2017 to 12/31/2017	$9.84975	$9.81076	0
01/01/2018 to 12/31/2018	$9.81076	$9.54676	0
01/01/2019 to 12/31/2019	$9.54676	$10.09501	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99887	$11.27417	0
01/01/2015 to 12/31/2015	$11.27417	$11.26376	0
01/01/2016 to 12/31/2016	$11.26376	$11.30605	0
01/01/2017 to 12/31/2017	$11.30605	$11.27745	0
01/01/2018 to 12/31/2018	$11.27745	$10.96390	3,332
01/01/2019 to 12/31/2019	$10.96390	$11.67532	6,362
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99887	$9.91252	0
01/01/2016 to 12/31/2016	$9.91252	$9.91141	0
01/01/2017 to 12/31/2017	$9.91141	$9.94374	53,713
01/01/2018 to 12/31/2018	$9.94374	$9.63760	42,254
01/01/2019 to 12/31/2019	$9.63760	$10.38686	139,625
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99774	$9.85432	0
01/01/2017 to 12/31/2017	$9.85432	$9.91195	2,418
01/01/2018 to 12/31/2018	$9.91195	$9.58554	153,759
01/01/2019 to 12/31/2019	$9.58554	$10.39246	82,738
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99773	$10.01119	0
01/01/2018 to 12/31/2018	$10.01119	$9.60332	1,928
01/01/2019 to 12/31/2019	$9.60332	$10.49663	3,114
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99773	$9.63714	0
01/01/2019 to 12/31/2019	$9.63714	$10.60044	412
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99887	$11.20549	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.31159	$13.67227	4,979,410
01/01/2011 to 12/31/2011	$13.67227	$13.06742	3,397,925
01/01/2012 to 12/31/2012	$13.06742	$14.55551	4,089,027
01/01/2013 to 12/31/2013	$14.55551	$17.49083	4,672,956
01/01/2014 to 12/31/2014	$17.49083	$18.33063	4,467,350
01/01/2015 to 12/31/2015	$18.33063	$18.05057	4,176,279
01/01/2016 to 12/31/2016	$18.05057	$18.89015	3,843,017
01/01/2017 to 12/31/2017	$18.89015	$21.81428	3,509,767
01/01/2018 to 12/31/2018	$21.81428	$20.03620	2,693,183
01/01/2019 to 12/31/2019	$20.03620	$23.99164	2,124,591

A-91

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$14.51318	$18.29462	140,193
01/01/2011 to 12/31/2011	$18.29462	$19.10114	108,337
01/01/2012 to 12/31/2012	$19.10114	$21.58056	141,232
01/01/2013 to 12/31/2013	$21.58056	$21.80036	139,424
01/01/2014 to 12/31/2014	$21.80036	$27.95488	132,976
01/01/2015 to 12/31/2015	$27.95488	$28.70830	114,264
01/01/2016 to 12/31/2016	$28.70830	$29.47539	107,255
01/01/2017 to 12/31/2017	$29.47539	$30.67600	99,277
01/01/2018 to 12/31/2018	$30.67600	$28.61516	71,899
01/01/2019 to 12/31/2019	$28.61516	$36.77835	55,346
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$9.86832	$9.66833	1,224,819
01/01/2011 to 12/31/2011	$9.66833	$9.47260	1,340,106
01/01/2012 to 12/31/2012	$9.47260	$9.27842	1,146,782
01/01/2013 to 12/31/2013	$9.27842	$9.08818	638,166
01/01/2014 to 12/31/2014	$9.08818	$8.90184	761,313
01/01/2015 to 12/31/2015	$8.90184	$8.71933	724,095
01/01/2016 to 12/31/2016	$8.71933	$8.54108	603,989
01/01/2017 to 12/31/2017	$8.54108	$8.39514	430,693
01/01/2018 to 12/31/2018	$8.39514	$8.32900	348,019
01/01/2019 to 12/31/2019	$8.32900	$8.29626	188,783
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.73478	$14.11529	62,582
01/01/2011 to 12/31/2011	$14.11529	$13.24781	48,285
01/01/2012 to 12/31/2012	$13.24781	$15.16693	61,639
01/01/2013 to 12/31/2013	$15.16693	$20.77804	148,729
01/01/2014 to 12/31/2014	$20.77804	$23.14984	169,100
01/01/2015 to 12/31/2015	$23.14984	$20.89831	141,740
01/01/2016 to 12/31/2016	$20.89831	$24.54175	147,712
01/01/2017 to 12/31/2017	$24.54175	$28.65392	129,543
01/01/2018 to 12/31/2018	$28.65392	$24.09160	117,058
01/01/2019 to 12/31/2019	$24.09160	$30.56468	84,049
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$13.27294	$14.88574	190,802
01/01/2011 to 12/31/2011	$14.88574	$12.69655	126,232
01/01/2012 to 12/31/2012	$12.69655	$14.96878	138,669
01/01/2013 to 12/31/2013	$14.96878	$17.45611	193,582
01/01/2014 to 12/31/2014	$17.45611	$16.15352	203,169
01/01/2015 to 12/31/2015	$16.15352	$16.32043	191,121
01/01/2016 to 12/31/2016	$16.32043	$15.38262	166,615
01/01/2017 to 12/31/2017	$15.38262	$20.40633	151,810
01/01/2018 to 12/31/2018	$20.40633	$17.32136	134,705
01/01/2019 to 12/31/2019	$17.32136	$22.41448	109,374
AST International Value Portfolio
01/01/2010 to 12/31/2010	$13.10445	$14.25859	144,510
01/01/2011 to 12/31/2011	$14.25859	$12.21383	113,957
01/01/2012 to 12/31/2012	$12.21383	$13.95822	132,810
01/01/2013 to 12/31/2013	$13.95822	$16.33361	141,111
01/01/2014 to 12/31/2014	$16.33361	$14.92620	149,904
01/01/2015 to 12/31/2015	$14.92620	$14.73969	135,310
01/01/2016 to 12/31/2016	$14.73969	$14.52202	116,024
01/01/2017 to 12/31/2017	$14.52202	$17.47031	103,424
01/01/2018 to 12/31/2018	$17.47031	$14.34915	63,795
01/01/2019 to 12/31/2019	$14.34915	$16.86923	47,363

A-92

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$10.84732	$11.77363	41,606
01/01/2011 to 12/31/2011	$11.77363	$12.96784	14,508,528
01/01/2012 to 12/31/2012	$12.96784	$13.89578	5,830,488
01/01/2013 to 12/31/2013	$13.89578	$13.17779	1,541,523
01/01/2014 to 12/31/2014	$13.17779	$13.77631	1,479,647
01/01/2015 to 12/31/2015	$13.77631	$13.65217	5,435,546
01/01/2016 to 12/31/2016	$13.65217	$13.93515	6,359,054
01/01/2017 to 12/31/2017	$13.93515	$14.23895	2,571,928
01/01/2018 to 12/31/2018	$14.23895	$13.90830	9,305,130
01/01/2019 to 12/31/2019	$13.90830	$15.15318	1,973,712
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.59068	$14.26670	327,702
01/01/2011 to 12/31/2011	$14.26670	$12.69588	244,121
01/01/2012 to 12/31/2012	$12.69588	$15.15982	272,580
01/01/2013 to 12/31/2013	$15.15982	$17.13007	294,019
01/01/2014 to 12/31/2014	$17.13007	$15.71085	283,912
01/01/2015 to 12/31/2015	$15.71085	$14.95868	235,450
01/01/2016 to 12/31/2016	$14.95868	$14.93584	216,654
01/01/2017 to 12/31/2017	$14.93584	$18.96584	176,569
01/01/2018 to 12/31/2018	$18.96584	$15.32995	132,833
01/01/2019 to 12/31/2019	$15.32995	$19.10352	102,126
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.71673	$14.91645	248,348
01/01/2011 to 12/31/2011	$14.91645	$14.47760	196,229
01/01/2012 to 12/31/2012	$14.47760	$15.91975	216,704
01/01/2013 to 12/31/2013	$15.91975	$21.30260	203,484
01/01/2014 to 12/31/2014	$21.30260	$23.07553	389,852
01/01/2015 to 12/31/2015	$23.07553	$24.87902	269,816
01/01/2016 to 12/31/2016	$24.87902	$25.72913	250,102
01/01/2017 to 12/31/2017	$25.72913	$33.51770	204,759
01/01/2018 to 12/31/2018	$33.51770	$31.94445	146,821
01/01/2019 to 12/31/2019	$31.94445	$41.18670	97,095
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.15339	$13.42624	164,734
01/01/2011 to 12/31/2011	$13.42624	$13.07331	109,155
01/01/2012 to 12/31/2012	$13.07331	$14.99256	145,038
01/01/2013 to 12/31/2013	$14.99256	$20.07585	191,611
01/01/2014 to 12/31/2014	$20.07585	$21.37708	194,763
01/01/2015 to 12/31/2015	$21.37708	$22.45244	162,231
01/01/2016 to 12/31/2016	$22.45244	$22.41357	148,923
01/01/2017 to 12/31/2017	$22.41357	$28.69745	154,931
01/01/2018 to 12/31/2018	$28.69745	$28.71019	96,111
01/01/2019 to 12/31/2019	$28.71019	$38.74606	62,187
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.48651	$15.82914	479,051
01/01/2011 to 12/31/2011	$15.82914	$15.04348	315,046
01/01/2012 to 12/31/2012	$15.04348	$17.62478	365,162
01/01/2013 to 12/31/2013	$17.62478	$22.82105	408,372
01/01/2014 to 12/31/2014	$22.82105	$24.92999	368,878
01/01/2015 to 12/31/2015	$24.92999	$23.03051	467,454
01/01/2016 to 12/31/2016	$23.03051	$22.93047	419,853
01/01/2017 to 12/31/2017	$22.93047	$28.54686	356,686
01/01/2018 to 12/31/2018	$28.54686	$26.74246	284,106
01/01/2019 to 12/31/2019	$26.74246	$34.09333	198,224

A-93

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.71879	$16.58691	159,478
01/01/2011 to 12/31/2011	$16.58691	$15.84375	101,521
01/01/2012 to 12/31/2012	$15.84375	$18.17654	116,165
01/01/2013 to 12/31/2013	$18.17654	$25.28318	181,175
01/01/2014 to 12/31/2014	$25.28318	$28.29395	197,534
01/01/2015 to 12/31/2015	$28.29395	$26.15164	148,315
01/01/2016 to 12/31/2016	$26.15164	$30.28659	155,255
01/01/2017 to 12/31/2017	$30.28659	$33.75808	138,886
01/01/2018 to 12/31/2018	$33.75808	$27.62557	99,642
01/01/2019 to 12/31/2019	$27.62557	$32.74574	90,524
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.60854	$12.57271	5,926,854
01/01/2011 to 12/31/2011	$12.57271	$12.43805	5,416,351
01/01/2012 to 12/31/2012	$12.43805	$13.44660	5,373,438
01/01/2013 to 12/31/2013	$13.44660	$14.38438	4,701,893
01/01/2014 to 12/31/2014	$14.38438	$14.90324	4,178,751
01/01/2015 to 12/31/2015	$14.90324	$14.61868	3,761,794
01/01/2016 to 12/31/2016	$14.61868	$15.11091	3,348,146
01/01/2017 to 12/31/2017	$15.11091	$16.30147	2,530,726
01/01/2018 to 12/31/2018	$16.30147	$15.51200	1,886,014
01/01/2019 to 12/31/2019	$15.51200	$17.43365	1,431,839
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.98525	$16.85880	159,307
01/01/2011 to 12/31/2011	$16.85880	$14.34838	162,590
01/01/2012 to 12/31/2012	$14.34838	$16.87494	185,037
01/01/2013 to 12/31/2013	$16.87494	$23.27490	203,932
01/01/2014 to 12/31/2014	$23.27490	$23.92419	191,068
01/01/2015 to 12/31/2015	$23.92419	$23.74660	149,491
01/01/2016 to 12/31/2016	$23.74660	$25.05177	134,123
01/01/2017 to 12/31/2017	$25.05177	$31.33471	111,980
01/01/2018 to 12/31/2018	$31.33471	$27.36088	82,866
01/01/2019 to 12/31/2019	$27.36088	$36.57737	72,517
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.13600	$17.55264	200,848
01/01/2011 to 12/31/2011	$17.55264	$17.02502	93,921
01/01/2012 to 12/31/2012	$17.02502	$18.70592	129,175
01/01/2013 to 12/31/2013	$18.70592	$24.76740	185,650
01/01/2014 to 12/31/2014	$24.76740	$25.18616	166,221
01/01/2015 to 12/31/2015	$25.18616	$24.86366	176,058
01/01/2016 to 12/31/2016	$24.86366	$27.29637	155,901
01/01/2017 to 12/31/2017	$27.29637	$33.13315	147,769
01/01/2018 to 12/31/2018	$33.13315	$29.72288	129,662
01/01/2019 to 12/31/2019	$29.72288	$37.88269	110,488
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.94330	$15.97368	123,286
01/01/2011 to 12/31/2011	$15.97368	$14.71151	78,005
01/01/2012 to 12/31/2012	$14.71151	$17.02633	91,160
01/01/2013 to 12/31/2013	$17.02633	$22.91507	111,866
01/01/2014 to 12/31/2014	$22.91507	$23.62777	98,112
01/01/2015 to 12/31/2015	$23.62777	$22.14584	74,125
01/01/2016 to 12/31/2016	$22.14584	$28.02809	77,713
01/01/2017 to 12/31/2017	$28.02809	$29.47221	68,474
01/01/2018 to 12/31/2018	$29.47221	$23.93584	54,929
01/01/2019 to 12/31/2019	$23.93584	$28.59832	36,283

A-94

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.16209	$14.93067	560,108
01/01/2011 to 12/31/2011	$14.93067	$14.37713	391,513
01/01/2012 to 12/31/2012	$14.37713	$16.55807	455,410
01/01/2013 to 12/31/2013	$16.55807	$23.35931	510,993
01/01/2014 to 12/31/2014	$23.35931	$24.78993	470,906
01/01/2015 to 12/31/2015	$24.78993	$26.60884	478,467
01/01/2016 to 12/31/2016	$26.60884	$26.76793	415,040
01/01/2017 to 12/31/2017	$26.76793	$36.15483	386,591
01/01/2018 to 12/31/2018	$36.15483	$36.77874	310,392
01/01/2019 to 12/31/2019	$36.77874	$46.19474	237,160
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.75843	$14.05186	170,995
01/01/2011 to 12/31/2011	$14.05186	$13.69648	142,576
01/01/2012 to 12/31/2012	$13.69648	$15.21321	165,128
01/01/2013 to 12/31/2013	$15.21321	$20.06169	170,934
01/01/2014 to 12/31/2014	$20.06169	$19.95663	153,025
01/01/2015 to 12/31/2015	$19.95663	$18.36204	126,732
01/01/2016 to 12/31/2016	$18.36204	$19.08870	124,317
01/01/2017 to 12/31/2017	$19.08870	$21.79354	98,264
01/01/2018 to 12/31/2018	$21.79354	$19.27156	64,778
01/01/2019 to 12/31/2019	$19.27156	$23.77874	242,627
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.10632	$11.50354	329,128
01/01/2011 to 12/31/2011	$11.50354	$11.73269	303,906
01/01/2012 to 12/31/2012	$11.73269	$12.09232	346,069
01/01/2013 to 12/31/2013	$12.09232	$11.39986	329,380
01/01/2014 to 12/31/2014	$11.39986	$11.22829	289,960
01/01/2015 to 12/31/2015	$11.22829	$10.49009	238,845
01/01/2016 to 12/31/2016	$10.49009	$10.72329	228,429
01/01/2017 to 12/31/2017	$10.72329	$10.71837	243,764
01/01/2018 to 12/31/2018	$10.71837	$10.70722	142,427
01/01/2019 to 12/31/2019	$10.70722	$10.65596	107,436
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.23275	$16.02170	128,363
01/01/2011 to 12/31/2011	$16.02170	$15.15211	87,454
01/01/2012 to 12/31/2012	$15.15211	$17.57344	108,339
01/01/2013 to 12/31/2013	$17.57344	$22.79308	111,886
01/01/2014 to 12/31/2014	$22.79308	$25.66784	101,131
01/01/2015 to 12/31/2015	$25.66784	$23.48015	75,942
01/01/2016 to 12/31/2016	$23.48015	$26.21882	70,845
01/01/2017 to 12/31/2017	$26.21882	$30.44197	54,091
01/01/2018 to 12/31/2018	$30.44197	$24.88719	37,454
01/01/2019 to 12/31/2019	$24.88719	$29.04403	26,727
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.75865	$11.35993	892,152
01/01/2011 to 12/31/2011	$11.35993	$11.79775	821,274
01/01/2012 to 12/31/2012	$11.79775	$12.46294	1,119,758
01/01/2013 to 12/31/2013	$12.46294	$12.02516	1,074,695
01/01/2014 to 12/31/2014	$12.02516	$12.62643	1,167,932
01/01/2015 to 12/31/2015	$12.62643	$12.52048	1,042,845
01/01/2016 to 12/31/2016	$12.52048	$12.89594	934,096
01/01/2017 to 12/31/2017	$12.89594	$13.42909	943,768
01/01/2018 to 12/31/2018	$13.42909	$12.85448	1,010,223
01/01/2019 to 12/31/2019	$12.85448	$14.13978	784,306

A-95

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.09022	$14.59178	20,042
01/01/2011 to 12/31/2011	$14.59178	$12.46491	18,690
01/01/2012 to 12/31/2012	$12.46491	$13.87931	16,680
01/01/2013 to 12/31/2013	$13.87931	$16.30544	17,582
01/01/2014 to 12/31/2014	$16.30544	$15.12454	14,804
01/01/2015 to 12/31/2015	$15.12454	$15.15454	13,787
01/01/2016 to 12/31/2016	$15.15454	$15.32788	12,035
01/01/2017 to 12/31/2017	$15.32788	$18.74693	11,334
01/01/2018 to 12/31/2018	$18.74693	$15.26487	5,065
01/01/2019 to 12/31/2019	$15.26487	$17.26977	3,701
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.97217	$15.07033	7,752
01/01/2011 to 12/31/2011	$15.07033	$13.97103	7,751
01/01/2012 to 12/31/2012	$13.97103	$16.52452	7,348
01/01/2013 to 12/31/2013	$16.52452	$22.69539	7,439
01/01/2014 to 12/31/2014	$22.69539	$23.13886	4,965
01/01/2015 to 12/31/2015	$23.13886	$23.03192	4,712
01/01/2016 to 12/31/2016	$23.03192	$22.73398	4,676
01/01/2017 to 12/31/2017	$22.73398	$30.05301	258
01/01/2018 to 12/31/2018	$30.05301	$29.58610	245
01/01/2019 to 12/31/2019	$29.58610	$39.81667	400
*Denotes the start date of these sub-accounts

A-96

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of HAV or EBP & LT5 or GMWB, HAV & EBP or with any one combo 5% or HDV and GMWB or
Combo 5%/HAV and HD GRO/GRO Plus 2008 or HAV, EBP and HD GRO OR HD GRO 60 bps and HAV OR GRO Plus 2008 60 bps and
HAV (2.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.51767	$10.43263	1,717,994
01/01/2011 to 12/31/2011	$10.43263	$9.94229	1,611,057
01/01/2012 to 12/31/2012	$9.94229	$10.95633	1,395,787
01/01/2013 to 12/31/2013	$10.95633	$11.79612	1,055,516
01/01/2014 to 12/31/2014	$11.79612	$11.98936	521,985
01/01/2015 to 12/31/2015	$11.98936	$11.35968	128,810
01/01/2016 to 12/31/2016	$11.35968	$11.82625	40,939
01/01/2017 to 12/31/2017	$11.82625	$13.03572	42,722
01/01/2018 to 12/31/2018	$13.03572	$11.72228	30,804
01/01/2019 to 12/31/2019	$11.72228	$13.31862	24,724
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.76082	$10.73258	921,029
01/01/2011 to 12/31/2011	$10.73258	$10.37986	832,449
01/01/2012 to 12/31/2012	$10.37986	$11.42926	796,907
01/01/2013 to 12/31/2013	$11.42926	$13.16396	466,584
01/01/2014 to 12/31/2014	$13.16396	$13.72806	394,862
01/01/2015 to 12/31/2015	$13.72806	$13.50375	212,897
01/01/2016 to 12/31/2016	$13.50375	$14.05336	128,706
01/01/2017 to 12/31/2017	$14.05336	$15.80998	144,148
01/01/2018 to 12/31/2018	$15.80998	$14.71248	92,979
01/01/2019 to 12/31/2019	$14.71248	$17.20028	125,218
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.30426	$11.49843	201,244
01/01/2011 to 12/31/2011	$11.49843	$11.51039	162,891
01/01/2012 to 12/31/2012	$11.51039	$11.79749	118,513
01/01/2013 to 12/31/2013	$11.79749	$11.29867	30,014
01/01/2014 to 12/31/2014	$11.29867	$11.05065	17,752
01/01/2015 to 12/31/2015	$11.05065	$10.87087	5,158
01/01/2016 to 12/31/2016	$10.87087	$10.81748	3,987
01/01/2017 to 12/31/2017	$10.81748	$10.77140	3,535
01/01/2018 to 12/31/2018	$10.77140	$10.62248	1,269
01/01/2019 to 12/31/2019	$10.62248	$10.88002	1,503
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.22900	$12.89622	263,993
01/01/2011 to 12/31/2011	$12.89622	$13.02722	304,428
01/01/2012 to 12/31/2012	$13.02722	$13.94202	286,552
01/01/2013 to 12/31/2013	$13.94202	$13.39845	162,102
01/01/2014 to 12/31/2014	$13.39845	$13.67205	105,706
01/01/2015 to 12/31/2015	$13.67205	$13.10267	35,941
01/01/2016 to 12/31/2016	$13.10267	$13.37045	28,927
01/01/2017 to 12/31/2017	$13.37045	$13.66127	20,500
01/01/2018 to 12/31/2018	$13.66127	$13.28459	16,863
01/01/2019 to 12/31/2019	$13.28459	$14.20538	16,165

A-97

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.90593	$11.88998	235,797
01/01/2011 to 12/31/2011	$11.88998	$13.50004	117,856
01/01/2012 to 12/31/2012	$13.50004	$13.99045	286,663
01/01/2013 to 12/31/2013	$13.99045	$13.03493	274,966
01/01/2014 to 12/31/2014	$13.03493	$13.30536	219,928
01/01/2015 to 12/31/2015	$13.30536	$13.16542	228,504
01/01/2016 to 12/31/2016	$13.16542	$13.07596	151,074
01/01/2017 to 12/31/2017	$13.07596	$12.89939	117,155
01/01/2018 to 12/31/2018	$12.89939	$12.69833	170,523
01/01/2019 to 12/31/2019	$12.69833	$12.60563	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.76199	$9.59402	1,468,470
01/01/2011 to 12/31/2011	$9.59402	$11.14707	297,401
01/01/2012 to 12/31/2012	$11.14707	$11.60224	37,243
01/01/2013 to 12/31/2013	$11.60224	$10.61840	530,463
01/01/2014 to 12/31/2014	$10.61840	$11.03571	359,161
01/01/2015 to 12/31/2015	$11.03571	$10.96898	356,759
01/01/2016 to 12/31/2016	$10.96898	$10.94922	243,374
01/01/2017 to 12/31/2017	$10.94922	$10.81467	137,689
01/01/2018 to 12/31/2018	$10.81467	$10.61699	154,449
01/01/2019 to 12/31/2019	$10.61699	$10.75745	236,806
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99767	$10.97475	1,158,302
01/01/2011 to 12/31/2011	$10.97475	$12.92598	841,527
01/01/2012 to 12/31/2012	$12.92598	$13.51389	152,818
01/01/2013 to 12/31/2013	$13.51389	$12.30394	0
01/01/2014 to 12/31/2014	$12.30394	$12.97076	53,591
01/01/2015 to 12/31/2015	$12.97076	$12.92479	48,210
01/01/2016 to 12/31/2016	$12.92479	$12.91135	42,621
01/01/2017 to 12/31/2017	$12.91135	$12.84069	24,681
01/01/2018 to 12/31/2018	$12.84069	$12.57801	20,341
01/01/2019 to 12/31/2019	$12.57801	$12.93796	5,824
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99826	$11.98399	1,012,143
01/01/2012 to 12/31/2012	$11.98399	$12.41794	1,414,862
01/01/2013 to 12/31/2013	$12.41794	$10.97239	189,912
01/01/2014 to 12/31/2014	$10.97239	$11.85587	150,137
01/01/2015 to 12/31/2015	$11.85587	$11.85024	151,605
01/01/2016 to 12/31/2016	$11.85024	$11.81385	118,033
01/01/2017 to 12/31/2017	$11.81385	$11.74786	105,727
01/01/2018 to 12/31/2018	$11.74786	$11.48295	147,862
01/01/2019 to 12/31/2019	$11.48295	$11.90413	96,519
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99768	$10.36719	450,455
01/01/2013 to 12/31/2013	$10.36719	$9.11431	2,327,486
01/01/2014 to 12/31/2014	$9.11431	$10.04904	856,957
01/01/2015 to 12/31/2015	$10.04904	$10.10442	161,400
01/01/2016 to 12/31/2016	$10.10442	$10.08172	168,476
01/01/2017 to 12/31/2017	$10.08172	$10.03791	126,830
01/01/2018 to 12/31/2018	$10.03791	$9.80011	88,980
01/01/2019 to 12/31/2019	$9.80011	$10.21884	87,873

A-98

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99884	$8.72277	1,122,019
01/01/2014 to 12/31/2014	$8.72277	$9.78573	888,471
01/01/2015 to 12/31/2015	$9.78573	$9.85233	151,250
01/01/2016 to 12/31/2016	$9.85233	$9.82972	145,245
01/01/2017 to 12/31/2017	$9.82972	$9.78582	230,275
01/01/2018 to 12/31/2018	$9.78582	$9.51745	215,577
01/01/2019 to 12/31/2019	$9.51745	$10.05888	81,991
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99884	$11.26837	263,827
01/01/2015 to 12/31/2015	$11.26837	$11.25223	1,245,145
01/01/2016 to 12/31/2016	$11.25223	$11.28876	0
01/01/2017 to 12/31/2017	$11.28876	$11.25450	0
01/01/2018 to 12/31/2018	$11.25450	$10.93593	27,410
01/01/2019 to 12/31/2019	$10.93593	$11.63963	7,837
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99884	$9.90750	493,037
01/01/2016 to 12/31/2016	$9.90750	$9.90135	1,109,285
01/01/2017 to 12/31/2017	$9.90135	$9.92864	819,718
01/01/2018 to 12/31/2018	$9.92864	$9.61792	771,255
01/01/2019 to 12/31/2019	$9.61792	$10.36027	393,572
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99768	$9.84937	1,065,059
01/01/2017 to 12/31/2017	$9.84937	$9.90191	610,328
01/01/2018 to 12/31/2018	$9.90191	$9.57080	605,604
01/01/2019 to 12/31/2019	$9.57080	$10.37115	221,187
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99767	$10.00585	0
01/01/2018 to 12/31/2018	$10.00585	$9.59334	110,801
01/01/2019 to 12/31/2019	$9.59334	$10.48038	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99767	$9.63218	0
01/01/2019 to 12/31/2019	$9.63218	$10.58953	68,218
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99884	$11.19981	42,998
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.34576	$10.37330	3,342,022
01/01/2011 to 12/31/2011	$10.37330	$9.90937	2,940,742
01/01/2012 to 12/31/2012	$9.90937	$11.03229	2,495,771
01/01/2013 to 12/31/2013	$11.03229	$13.25031	1,837,443
01/01/2014 to 12/31/2014	$13.25031	$13.87944	904,879
01/01/2015 to 12/31/2015	$13.87944	$13.66048	352,795
01/01/2016 to 12/31/2016	$13.66048	$14.28862	93,409
01/01/2017 to 12/31/2017	$14.28862	$16.49210	124,579
01/01/2018 to 12/31/2018	$16.49210	$15.14005	67,068
01/01/2019 to 12/31/2019	$15.14005	$18.11968	114,850

A-99

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$13.69951	$17.26013	18,979
01/01/2011 to 12/31/2011	$17.26013	$18.01188	9,521
01/01/2012 to 12/31/2012	$18.01188	$20.33946	14,467
01/01/2013 to 12/31/2013	$20.33946	$20.53619	7,957
01/01/2014 to 12/31/2014	$20.53619	$26.32031	5,676
01/01/2015 to 12/31/2015	$26.32031	$27.01583	2,395
01/01/2016 to 12/31/2016	$27.01583	$27.72350	912
01/01/2017 to 12/31/2017	$27.72350	$28.83808	1,106
01/01/2018 to 12/31/2018	$28.83808	$26.88684	2,692
01/01/2019 to 12/31/2019	$26.88684	$34.53926	1,169
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.24698	$10.03430	305,923
01/01/2011 to 12/31/2011	$10.03430	$9.82602	258,571
01/01/2012 to 12/31/2012	$9.82602	$9.62025	264,530
01/01/2013 to 12/31/2013	$9.62025	$9.41815	93,440
01/01/2014 to 12/31/2014	$9.41815	$9.22030	27,348
01/01/2015 to 12/31/2015	$9.22030	$9.02660	17,727
01/01/2016 to 12/31/2016	$9.02660	$8.83759	37,893
01/01/2017 to 12/31/2017	$8.83759	$8.68195	13,763
01/01/2018 to 12/31/2018	$8.68195	$8.60912	4,319
01/01/2019 to 12/31/2019	$8.60912	$8.57087	5,370
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.07674	$10.05559	88,789
01/01/2011 to 12/31/2011	$10.05559	$9.43285	69,174
01/01/2012 to 12/31/2012	$9.43285	$10.79391	69,790
01/01/2013 to 12/31/2013	$10.79391	$14.77957	54,593
01/01/2014 to 12/31/2014	$14.77957	$16.45822	48,676
01/01/2015 to 12/31/2015	$16.45822	$14.84986	16,263
01/01/2016 to 12/31/2016	$14.84986	$17.42997	3,193
01/01/2017 to 12/31/2017	$17.42997	$20.34021	5,783
01/01/2018 to 12/31/2018	$20.34021	$17.09279	2,438
01/01/2019 to 12/31/2019	$17.09279	$21.67432	544
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$12.19400	$13.66884	131,631
01/01/2011 to 12/31/2011	$13.66884	$11.65259	121,092
01/01/2012 to 12/31/2012	$11.65259	$13.73096	85,192
01/01/2013 to 12/31/2013	$13.73096	$16.00436	22,942
01/01/2014 to 12/31/2014	$16.00436	$14.80257	18,459
01/01/2015 to 12/31/2015	$14.80257	$14.94800	7,411
01/01/2016 to 12/31/2016	$14.94800	$14.08180	4,224
01/01/2017 to 12/31/2017	$14.08180	$18.67111	5,396
01/01/2018 to 12/31/2018	$18.67111	$15.84030	3,358
01/01/2019 to 12/31/2019	$15.84030	$20.48753	2,679
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.32585	$15.57954	28,297
01/01/2011 to 12/31/2011	$15.57954	$13.33857	25,285
01/01/2012 to 12/31/2012	$13.33857	$15.23569	26,108
01/01/2013 to 12/31/2013	$15.23569	$17.81945	18,585
01/01/2014 to 12/31/2014	$17.81945	$16.27568	15,748
01/01/2015 to 12/31/2015	$16.27568	$16.06404	5,988
01/01/2016 to 12/31/2016	$16.06404	$15.81875	2,675
01/01/2017 to 12/31/2017	$15.81875	$19.02070	4,358
01/01/2018 to 12/31/2018	$19.02070	$15.61457	2,295
01/01/2019 to 12/31/2019	$15.61457	$18.34750	1,663

A-100

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.89217	$12.90106	0
01/01/2011 to 12/31/2011	$12.90106	$14.20246	0
01/01/2012 to 12/31/2012	$14.20246	$15.21099	0
01/01/2013 to 12/31/2013	$15.21099	$14.41767	0
01/01/2014 to 12/31/2014	$14.41767	$15.06477	0
01/01/2015 to 12/31/2015	$15.06477	$14.92140	0
01/01/2016 to 12/31/2016	$14.92140	$15.22288	0
01/01/2017 to 12/31/2017	$15.22288	$15.54679	0
01/01/2018 to 12/31/2018	$15.54679	$15.17793	0
01/01/2019 to 12/31/2019	$15.17793	$16.52792	0
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.23382	$13.88493	9,084
01/01/2011 to 12/31/2011	$13.88493	$12.34986	13,713
01/01/2012 to 12/31/2012	$12.34986	$14.73904	11,642
01/01/2013 to 12/31/2013	$14.73904	$16.64608	1,744
01/01/2014 to 12/31/2014	$16.64608	$15.25918	1,840
01/01/2015 to 12/31/2015	$15.25918	$14.52123	2,736
01/01/2016 to 12/31/2016	$14.52123	$14.49156	2,796
01/01/2017 to 12/31/2017	$14.49156	$18.39238	3,203
01/01/2018 to 12/31/2018	$18.39238	$14.85876	2,591
01/01/2019 to 12/31/2019	$14.85876	$18.50682	2,833
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.10051	$11.84164	281,480
01/01/2011 to 12/31/2011	$11.84164	$11.48743	241,628
01/01/2012 to 12/31/2012	$11.48743	$12.62531	179,431
01/01/2013 to 12/31/2013	$12.62531	$16.88551	49,199
01/01/2014 to 12/31/2014	$16.88551	$18.28157	44,361
01/01/2015 to 12/31/2015	$18.28157	$19.70036	15,449
01/01/2016 to 12/31/2016	$19.70036	$20.36303	5,217
01/01/2017 to 12/31/2017	$20.36303	$26.51364	8,263
01/01/2018 to 12/31/2018	$26.51364	$25.25622	3,605
01/01/2019 to 12/31/2019	$25.25622	$32.54685	1,245
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$10.56831	$11.66922	18,671
01/01/2011 to 12/31/2011	$11.66922	$11.35661	18,058
01/01/2012 to 12/31/2012	$11.35661	$13.01721	16,921
01/01/2013 to 12/31/2013	$13.01721	$17.42180	8,629
01/01/2014 to 12/31/2014	$17.42180	$18.54157	10,658
01/01/2015 to 12/31/2015	$18.54157	$19.46440	5,603
01/01/2016 to 12/31/2016	$19.46440	$19.42081	1,432
01/01/2017 to 12/31/2017	$19.42081	$24.85308	2,615
01/01/2018 to 12/31/2018	$24.85308	$24.85132	1,066
01/01/2019 to 12/31/2019	$24.85132	$33.52101	1,398
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.30480	$15.60783	49,066
01/01/2011 to 12/31/2011	$15.60783	$14.82555	45,390
01/01/2012 to 12/31/2012	$14.82555	$17.36051	36,456
01/01/2013 to 12/31/2013	$17.36051	$22.46732	17,625
01/01/2014 to 12/31/2014	$22.46732	$24.53098	15,650
01/01/2015 to 12/31/2015	$24.53098	$22.65038	12,354
01/01/2016 to 12/31/2016	$22.65038	$22.54049	6,768
01/01/2017 to 12/31/2017	$22.54049	$28.04707	7,520
01/01/2018 to 12/31/2018	$28.04707	$26.26077	3,175
01/01/2019 to 12/31/2019	$26.26077	$33.46201	4,984

A-101

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.19313	$14.73484	59,399
01/01/2011 to 12/31/2011	$14.73484	$14.06748	39,680
01/01/2012 to 12/31/2012	$14.06748	$16.13040	37,807
01/01/2013 to 12/31/2013	$16.13040	$22.42557	10,047
01/01/2014 to 12/31/2014	$22.42557	$25.08324	6,373
01/01/2015 to 12/31/2015	$25.08324	$23.17219	3,523
01/01/2016 to 12/31/2016	$23.17219	$26.82249	2,676
01/01/2017 to 12/31/2017	$26.82249	$29.88189	3,391
01/01/2018 to 12/31/2018	$29.88189	$24.44089	1,793
01/01/2019 to 12/31/2019	$24.44089	$28.95602	2,432
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.45522	$11.31786	1,190,107
01/01/2011 to 12/31/2011	$11.31786	$11.19104	1,035,239
01/01/2012 to 12/31/2012	$11.19104	$12.09215	970,169
01/01/2013 to 12/31/2013	$12.09215	$12.92873	542,230
01/01/2014 to 12/31/2014	$12.92873	$13.38820	392,757
01/01/2015 to 12/31/2015	$13.38820	$13.12592	193,363
01/01/2016 to 12/31/2016	$13.12592	$13.56091	90,020
01/01/2017 to 12/31/2017	$13.56091	$14.62184	86,575
01/01/2018 to 12/31/2018	$14.62184	$13.90663	60,628
01/01/2019 to 12/31/2019	$13.90663	$15.62134	46,086
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.64148	$15.10646	51,046
01/01/2011 to 12/31/2011	$15.10646	$12.85039	53,009
01/01/2012 to 12/31/2012	$12.85039	$15.10536	40,152
01/01/2013 to 12/31/2013	$15.10536	$20.82370	12,689
01/01/2014 to 12/31/2014	$20.82370	$21.39375	12,776
01/01/2015 to 12/31/2015	$21.39375	$21.22405	6,350
01/01/2016 to 12/31/2016	$21.22405	$22.37916	2,416
01/01/2017 to 12/31/2017	$22.37916	$27.97759	3,066
01/01/2018 to 12/31/2018	$27.97759	$24.41694	2,040
01/01/2019 to 12/31/2019	$24.41694	$32.62515	2,334
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.98332	$11.99757	35,544
01/01/2011 to 12/31/2011	$11.99757	$11.63092	38,469
01/01/2012 to 12/31/2012	$11.63092	$12.77272	36,443
01/01/2013 to 12/31/2013	$12.77272	$16.90290	20,397
01/01/2014 to 12/31/2014	$16.90290	$17.17994	17,311
01/01/2015 to 12/31/2015	$17.17994	$16.95130	5,294
01/01/2016 to 12/31/2016	$16.95130	$18.60042	2,394
01/01/2017 to 12/31/2017	$18.60042	$22.56607	4,898
01/01/2018 to 12/31/2018	$22.56607	$20.23305	1,918
01/01/2019 to 12/31/2019	$20.23305	$25.77448	2,072
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.80310	$14.55900	68,232
01/01/2011 to 12/31/2011	$14.55900	$13.40176	58,191
01/01/2012 to 12/31/2012	$13.40176	$15.50265	50,276
01/01/2013 to 12/31/2013	$15.50265	$20.85373	20,189
01/01/2014 to 12/31/2014	$20.85373	$21.49136	14,968
01/01/2015 to 12/31/2015	$21.49136	$20.13318	5,331
01/01/2016 to 12/31/2016	$20.13318	$25.46793	2,838
01/01/2017 to 12/31/2017	$25.46793	$26.76648	3,762
01/01/2018 to 12/31/2018	$26.76648	$21.72725	1,944
01/01/2019 to 12/31/2019	$21.72725	$25.94630	1,446

A-102

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.59212	$13.14301	99,546
01/01/2011 to 12/31/2011	$13.14301	$12.64929	85,531
01/01/2012 to 12/31/2012	$12.64929	$14.56061	79,086
01/01/2013 to 12/31/2013	$14.56061	$20.53082	52,287
01/01/2014 to 12/31/2014	$20.53082	$21.77708	50,638
01/01/2015 to 12/31/2015	$21.77708	$23.36291	18,218
01/01/2016 to 12/31/2016	$23.36291	$23.49073	6,327
01/01/2017 to 12/31/2017	$23.49073	$31.71212	10,282
01/01/2018 to 12/31/2018	$31.71212	$32.24281	5,879
01/01/2019 to 12/31/2019	$32.24281	$40.47688	5,686
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.05707	$12.17184	16,444
01/01/2011 to 12/31/2011	$12.17184	$11.85802	17,128
01/01/2012 to 12/31/2012	$11.85802	$13.16440	15,787
01/01/2013 to 12/31/2013	$13.16440	$17.35110	6,753
01/01/2014 to 12/31/2014	$17.35110	$17.25133	8,130
01/01/2015 to 12/31/2015	$17.25133	$15.86489	4,649
01/01/2016 to 12/31/2016	$15.86489	$16.48445	2,051
01/01/2017 to 12/31/2017	$16.48445	$18.81068	3,053
01/01/2018 to 12/31/2018	$18.81068	$16.62546	2,133
01/01/2019 to 12/31/2019	$16.62546	$20.50331	7,680
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$12.03859	$12.46275	60,518
01/01/2011 to 12/31/2011	$12.46275	$12.70463	49,111
01/01/2012 to 12/31/2012	$12.70463	$13.08733	40,834
01/01/2013 to 12/31/2013	$13.08733	$12.33157	3,385
01/01/2014 to 12/31/2014	$12.33157	$12.13982	4,192
01/01/2015 to 12/31/2015	$12.13982	$11.33598	3,680
01/01/2016 to 12/31/2016	$11.33598	$11.58210	2,694
01/01/2017 to 12/31/2017	$11.58210	$11.57093	2,856
01/01/2018 to 12/31/2018	$11.57093	$11.55306	1,266
01/01/2019 to 12/31/2019	$11.55306	$11.49181	1,045
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.63819	$14.08384	16,202
01/01/2011 to 12/31/2011	$14.08384	$13.31260	11,146
01/01/2012 to 12/31/2012	$13.31260	$15.43204	8,468
01/01/2013 to 12/31/2013	$15.43204	$20.00534	3,878
01/01/2014 to 12/31/2014	$20.00534	$22.51712	4,603
01/01/2015 to 12/31/2015	$22.51712	$20.58737	2,549
01/01/2016 to 12/31/2016	$20.58737	$22.97693	1,197
01/01/2017 to 12/31/2017	$22.97693	$26.66428	723
01/01/2018 to 12/31/2018	$26.66428	$21.78765	428
01/01/2019 to 12/31/2019	$21.78765	$25.41379	173
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.11510	$10.67482	96,819
01/01/2011 to 12/31/2011	$10.67482	$11.08070	75,584
01/01/2012 to 12/31/2012	$11.08070	$11.69951	71,309
01/01/2013 to 12/31/2013	$11.69951	$11.28280	75,086
01/01/2014 to 12/31/2014	$11.28280	$11.84080	57,146
01/01/2015 to 12/31/2015	$11.84080	$11.73549	43,630
01/01/2016 to 12/31/2016	$11.73549	$12.08130	7,498
01/01/2017 to 12/31/2017	$12.08130	$12.57443	11,782
01/01/2018 to 12/31/2018	$12.57443	$12.03022	11,248
01/01/2019 to 12/31/2019	$12.03022	$13.22638	9,128

A-103

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.59674	$13.99293	4,650
01/01/2011 to 12/31/2011	$13.99293	$11.94731	5,298
01/01/2012 to 12/31/2012	$11.94731	$13.29616	2,504
01/01/2013 to 12/31/2013	$13.29616	$15.61229	1,565
01/01/2014 to 12/31/2014	$15.61229	$14.47416	2,161
01/01/2015 to 12/31/2015	$14.47416	$14.49548	1,607
01/01/2016 to 12/31/2016	$14.49548	$14.65375	1,485
01/01/2017 to 12/31/2017	$14.65375	$17.91337	1,511
01/01/2018 to 12/31/2018	$17.91337	$14.57865	1,291
01/01/2019 to 12/31/2019	$14.57865	$16.48520	1,531
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.87823	$14.94866	3,585
01/01/2011 to 12/31/2011	$14.94866	$13.85114	2,342
01/01/2012 to 12/31/2012	$13.85114	$16.37430	3,084
01/01/2013 to 12/31/2013	$16.37430	$22.47749	1,009
01/01/2014 to 12/31/2014	$22.47749	$22.90493	1,101
01/01/2015 to 12/31/2015	$22.90493	$22.78737	585
01/01/2016 to 12/31/2016	$22.78737	$22.48109	207
01/01/2017 to 12/31/2017	$22.48109	$29.70355	465
01/01/2018 to 12/31/2018	$29.70355	$29.22704	682
01/01/2019 to 12/31/2019	$29.22704	$39.31331	1,487
*Denotes the start date of these sub-accounts

A-104

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40 bps (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.45814	$10.35156	72,644,706
01/01/2011 to 12/31/2011	$10.35156	$9.84994	61,319,650
01/01/2012 to 12/31/2012	$9.84994	$10.83790	57,128,002
01/01/2013 to 12/31/2013	$10.83790	$11.65077	50,094,174
01/01/2014 to 12/31/2014	$11.65077	$11.82354	43,460,769
01/01/2015 to 12/31/2015	$11.82354	$11.18545	35,546,064
01/01/2016 to 12/31/2016	$11.18545	$11.62708	24,834,197
01/01/2017 to 12/31/2017	$11.62708	$12.79662	16,373,530
01/01/2018 to 12/31/2018	$12.79662	$11.48951	12,117,690
01/01/2019 to 12/31/2019	$11.48951	$13.03422	10,559,689
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.69993	$10.64934	36,176,891
01/01/2011 to 12/31/2011	$10.64934	$10.28360	28,001,755
01/01/2012 to 12/31/2012	$10.28360	$11.30592	27,966,738
01/01/2013 to 12/31/2013	$11.30592	$13.00200	25,877,571
01/01/2014 to 12/31/2014	$13.00200	$13.53824	22,829,372
01/01/2015 to 12/31/2015	$13.53824	$13.29657	18,611,099
01/01/2016 to 12/31/2016	$13.29657	$13.81670	14,235,835
01/01/2017 to 12/31/2017	$13.81670	$15.52001	10,439,606
01/01/2018 to 12/31/2018	$15.52001	$14.42039	7,146,379
01/01/2019 to 12/31/2019	$14.42039	$16.83304	6,695,409
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$13.02347	$13.22684	7,123,302
01/01/2011 to 12/31/2011	$13.22684	$13.22045	5,625,465
01/01/2012 to 12/31/2012	$13.22045	$13.52923	5,727,313
01/01/2013 to 12/31/2013	$13.52923	$12.93732	5,935,675
01/01/2014 to 12/31/2014	$12.93732	$12.63408	5,489,212
01/01/2015 to 12/31/2015	$12.63408	$12.40959	3,496,883
01/01/2016 to 12/31/2016	$12.40959	$12.32984	2,971,950
01/01/2017 to 12/31/2017	$12.32984	$12.25859	2,744,955
01/01/2018 to 12/31/2018	$12.25859	$12.07065	2,221,969
01/01/2019 to 12/31/2019	$12.07065	$12.34431	2,181,902
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$15.32066	$16.13186	11,515,430
01/01/2011 to 12/31/2011	$16.13186	$16.27076	8,611,634
01/01/2012 to 12/31/2012	$16.27076	$17.38672	8,501,917
01/01/2013 to 12/31/2013	$17.38672	$16.68323	7,966,223
01/01/2014 to 12/31/2014	$16.68323	$16.99789	6,878,242
01/01/2015 to 12/31/2015	$16.99789	$16.26518	5,589,579
01/01/2016 to 12/31/2016	$16.26518	$16.57224	4,424,913
01/01/2017 to 12/31/2017	$16.57224	$16.90705	3,862,418
01/01/2018 to 12/31/2018	$16.90705	$16.41549	3,367,761
01/01/2019 to 12/31/2019	$16.41549	$17.52647	3,218,932

A-105

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.87358	$11.83651	825,635
01/01/2011 to 12/31/2011	$11.83651	$13.41879	493,191
01/01/2012 to 12/31/2012	$13.41879	$13.88487	5,116,240
01/01/2013 to 12/31/2013	$13.88487	$12.91675	2,901,825
01/01/2014 to 12/31/2014	$12.91675	$13.16450	1,609,704
01/01/2015 to 12/31/2015	$13.16450	$13.00610	1,377,772
01/01/2016 to 12/31/2016	$13.00610	$12.89801	1,126,796
01/01/2017 to 12/31/2017	$12.89801	$12.70451	847,400
01/01/2018 to 12/31/2018	$12.70451	$12.48730	2,148,333
01/01/2019 to 12/31/2019	$12.48730	$12.37711	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.74851	$9.56453	1,680,903
01/01/2011 to 12/31/2011	$9.56453	$11.09584	404,480
01/01/2012 to 12/31/2012	$11.09584	$11.53121	92,420
01/01/2013 to 12/31/2013	$11.53121	$10.53720	7,694,304
01/01/2014 to 12/31/2014	$10.53720	$10.93454	4,819,894
01/01/2015 to 12/31/2015	$10.93454	$10.85175	4,640,460
01/01/2016 to 12/31/2016	$10.85175	$10.81571	3,592,183
01/01/2017 to 12/31/2017	$10.81571	$10.66655	1,714,892
01/01/2018 to 12/31/2018	$10.66655	$10.45592	1,584,414
01/01/2019 to 12/31/2019	$10.45592	$10.57825	2,135,059
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99751	$10.95792	1,406,400
01/01/2011 to 12/31/2011	$10.95792	$12.88634	16,469,682
01/01/2012 to 12/31/2012	$12.88634	$13.45163	7,323,210
01/01/2013 to 12/31/2013	$13.45163	$12.22846	927,728
01/01/2014 to 12/31/2014	$12.22846	$12.87138	6,633,381
01/01/2015 to 12/31/2015	$12.87138	$12.80615	6,833,648
01/01/2016 to 12/31/2016	$12.80615	$12.77323	4,695,140
01/01/2017 to 12/31/2017	$12.77323	$12.68386	2,044,893
01/01/2018 to 12/31/2018	$12.68386	$12.40526	1,511,590
01/01/2019 to 12/31/2019	$12.40526	$12.74077	580,656
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99813	$11.96567	6,285,340
01/01/2012 to 12/31/2012	$11.96567	$12.37998	9,408,401
01/01/2013 to 12/31/2013	$12.37998	$10.92199	1,386,073
01/01/2014 to 12/31/2014	$10.92199	$11.78335	837,634
01/01/2015 to 12/31/2015	$11.78335	$11.75968	5,222,668
01/01/2016 to 12/31/2016	$11.75968	$11.70566	4,736,074
01/01/2017 to 12/31/2017	$11.70566	$11.62259	1,933,127
01/01/2018 to 12/31/2018	$11.62259	$11.34296	1,523,336
01/01/2019 to 12/31/2019	$11.34296	$11.74100	717,853
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99751	$10.35126	3,237,048
01/01/2013 to 12/31/2013	$10.35126	$9.08632	14,801,913
01/01/2014 to 12/31/2014	$9.08632	$10.00273	4,961,244
01/01/2015 to 12/31/2015	$10.00273	$10.04246	1,040,932
01/01/2016 to 12/31/2016	$10.04246	$10.00460	1,912,486
01/01/2017 to 12/31/2017	$10.00460	$9.94586	899,611
01/01/2018 to 12/31/2018	$9.94586	$9.69525	837,167
01/01/2019 to 12/31/2019	$9.69525	$10.09394	113,940

A-106

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99875	$8.70947	6,630,745
01/01/2014 to 12/31/2014	$8.70947	$9.75579	5,457,145
01/01/2015 to 12/31/2015	$9.75579	$9.80724	234,639
01/01/2016 to 12/31/2016	$9.80724	$9.76974	46,803
01/01/2017 to 12/31/2017	$9.76974	$9.71118	2,079,541
01/01/2018 to 12/31/2018	$9.71118	$9.43047	2,716,195
01/01/2019 to 12/31/2019	$9.43047	$9.95177	531,132
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99875	$11.25113	2,355,714
01/01/2015 to 12/31/2015	$11.25113	$11.21771	11,698,029
01/01/2016 to 12/31/2016	$11.21771	$11.23691	1,095,110
01/01/2017 to 12/31/2017	$11.23691	$11.18572	335,227
01/01/2018 to 12/31/2018	$11.18572	$10.85243	3,961,836
01/01/2019 to 12/31/2019	$10.85243	$11.53300	904,902
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99875	$9.89229	2,690,626
01/01/2016 to 12/31/2016	$9.89229	$9.87108	8,150,607
01/01/2017 to 12/31/2017	$9.87108	$9.88313	4,500,780
01/01/2018 to 12/31/2018	$9.88313	$9.55919	4,343,063
01/01/2019 to 12/31/2019	$9.55919	$10.28122	1,880,505
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99751	$9.83428	7,237,779
01/01/2017 to 12/31/2017	$9.83428	$9.87160	4,336,330
01/01/2018 to 12/31/2018	$9.87160	$9.52683	3,751,637
01/01/2019 to 12/31/2019	$9.52683	$10.30771	1,318,158
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99751	$9.99078	212,979
01/01/2018 to 12/31/2018	$9.99078	$9.56405	1,420,574
01/01/2019 to 12/31/2019	$9.56405	$10.43228	152,344
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99751	$9.61738	331,804
01/01/2019 to 12/31/2019	$9.61738	$10.55708	380,456
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99875	$11.18266	415,972
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.28741	$10.29270	101,267,042
01/01/2011 to 12/31/2011	$10.29270	$9.81735	83,369,592
01/01/2012 to 12/31/2012	$9.81735	$10.91297	79,395,120
01/01/2013 to 12/31/2013	$10.91297	$13.08696	79,105,525
01/01/2014 to 12/31/2014	$13.08696	$13.68741	73,075,410
01/01/2015 to 12/31/2015	$13.68741	$13.45079	61,297,367
01/01/2016 to 12/31/2016	$13.45079	$14.04775	44,563,530
01/01/2017 to 12/31/2017	$14.04775	$16.18929	29,729,923
01/01/2018 to 12/31/2018	$16.18929	$14.83908	21,932,089
01/01/2019 to 12/31/2019	$14.83908	$17.73231	20,386,906

A-107

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$13.56929	$17.06995	391,589
01/01/2011 to 12/31/2011	$17.06995	$17.78627	219,652
01/01/2012 to 12/31/2012	$17.78627	$20.05378	251,456
01/01/2013 to 12/31/2013	$20.05378	$20.21676	222,435
01/01/2014 to 12/31/2014	$20.21676	$25.87128	175,435
01/01/2015 to 12/31/2015	$25.87128	$26.51426	137,109
01/01/2016 to 12/31/2016	$26.51426	$27.16726	93,066
01/01/2017 to 12/31/2017	$27.16726	$28.21630	65,467
01/01/2018 to 12/31/2018	$28.21630	$26.26653	35,166
01/01/2019 to 12/31/2019	$26.26653	$33.69078	34,776
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.31903	$10.08935	3,509,980
01/01/2011 to 12/31/2011	$10.08935	$9.86499	2,513,603
01/01/2012 to 12/31/2012	$9.86499	$9.64348	1,652,100
01/01/2013 to 12/31/2013	$9.64348	$9.42647	856,838
01/01/2014 to 12/31/2014	$9.42647	$9.21425	693,229
01/01/2015 to 12/31/2015	$9.21425	$9.00703	369,983
01/01/2016 to 12/31/2016	$9.00703	$8.80484	286,582
01/01/2017 to 12/31/2017	$8.80484	$8.63651	227,838
01/01/2018 to 12/31/2018	$8.63651	$8.55091	148,690
01/01/2019 to 12/31/2019	$8.55091	$8.49980	123,482
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.45826	$8.24994	5,357,208
01/01/2011 to 12/31/2011	$8.24994	$7.72711	4,506,463
01/01/2012 to 12/31/2012	$7.72711	$8.82835	4,545,454
01/01/2013 to 12/31/2013	$8.82835	$12.06976	4,488,390
01/01/2014 to 12/31/2014	$12.06976	$13.42009	3,896,707
01/01/2015 to 12/31/2015	$13.42009	$12.09010	2,887,412
01/01/2016 to 12/31/2016	$12.09010	$14.16892	2,310,484
01/01/2017 to 12/31/2017	$14.16892	$16.50943	1,691,893
01/01/2018 to 12/31/2018	$16.50943	$13.85222	1,386,766
01/01/2019 to 12/31/2019	$13.85222	$17.53821	1,300,393
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.87227	$17.76467	5,317,631
01/01/2011 to 12/31/2011	$17.76467	$15.12110	4,477,136
01/01/2012 to 12/31/2012	$15.12110	$17.79064	3,891,676
01/01/2013 to 12/31/2013	$17.79064	$20.70444	3,800,682
01/01/2014 to 12/31/2014	$20.70444	$19.12036	3,578,372
01/01/2015 to 12/31/2015	$19.12036	$19.27849	2,103,579
01/01/2016 to 12/31/2016	$19.27849	$18.13375	1,890,366
01/01/2017 to 12/31/2017	$18.13375	$24.00694	1,458,822
01/01/2018 to 12/31/2018	$24.00694	$20.33567	1,300,896
01/01/2019 to 12/31/2019	$20.33567	$26.26132	1,095,256
AST International Value Portfolio
01/01/2010 to 12/31/2010	$7.44396	$8.08298	2,881,182
01/01/2011 to 12/31/2011	$8.08298	$6.90976	2,224,758
01/01/2012 to 12/31/2012	$6.90976	$7.88041	2,382,592
01/01/2013 to 12/31/2013	$7.88041	$9.20275	2,248,809
01/01/2014 to 12/31/2014	$9.20275	$8.39265	2,071,047
01/01/2015 to 12/31/2015	$8.39265	$8.27087	1,892,132
01/01/2016 to 12/31/2016	$8.27087	$8.13215	1,531,420
01/01/2017 to 12/31/2017	$8.13215	$9.76324	1,267,714
01/01/2018 to 12/31/2018	$9.76324	$8.00248	1,051,693
01/01/2019 to 12/31/2019	$8.00248	$9.38878	987,219

A-108

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.86463	$12.85153	158,509
01/01/2011 to 12/31/2011	$12.85153	$14.12630	1,389,924
01/01/2012 to 12/31/2012	$14.12630	$15.10606	740,615
01/01/2013 to 12/31/2013	$15.10606	$14.29631	401,220
01/01/2014 to 12/31/2014	$14.29631	$14.91502	369,385
01/01/2015 to 12/31/2015	$14.91502	$14.75049	868,724
01/01/2016 to 12/31/2016	$14.75049	$15.02561	1,012,916
01/01/2017 to 12/31/2017	$15.02561	$15.32186	710,598
01/01/2018 to 12/31/2018	$15.32186	$14.93540	1,469,173
01/01/2019 to 12/31/2019	$14.93540	$16.23898	662,981
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$8.34041	$8.73737	1,243,521
01/01/2011 to 12/31/2011	$8.73737	$7.75947	828,367
01/01/2012 to 12/31/2012	$7.75947	$9.24639	957,141
01/01/2013 to 12/31/2013	$9.24639	$10.42676	725,002
01/01/2014 to 12/31/2014	$10.42676	$9.54332	635,427
01/01/2015 to 12/31/2015	$9.54332	$9.06778	411,043
01/01/2016 to 12/31/2016	$9.06778	$9.03541	317,096
01/01/2017 to 12/31/2017	$9.03541	$11.45002	259,168
01/01/2018 to 12/31/2018	$11.45002	$9.23602	230,670
01/01/2019 to 12/31/2019	$9.23602	$11.48600	209,878
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$7.92454	$9.27639	19,072,610
01/01/2011 to 12/31/2011	$9.27639	$8.98512	15,345,638
01/01/2012 to 12/31/2012	$8.98512	$9.85996	13,995,736
01/01/2013 to 12/31/2013	$9.85996	$13.16681	11,607,162
01/01/2014 to 12/31/2014	$13.16681	$14.23353	10,090,656
01/01/2015 to 12/31/2015	$14.23353	$15.31460	6,066,819
01/01/2016 to 12/31/2016	$15.31460	$15.80565	5,091,448
01/01/2017 to 12/31/2017	$15.80565	$20.54828	3,961,439
01/01/2018 to 12/31/2018	$20.54828	$19.54358	3,062,054
01/01/2019 to 12/31/2019	$19.54358	$25.14663	2,549,394
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$6.37002	$7.02283	2,436,368
01/01/2011 to 12/31/2011	$7.02283	$6.82421	2,244,120
01/01/2012 to 12/31/2012	$6.82421	$7.81006	2,554,207
01/01/2013 to 12/31/2013	$7.81006	$10.43665	1,927,045
01/01/2014 to 12/31/2014	$10.43665	$11.09036	1,693,296
01/01/2015 to 12/31/2015	$11.09036	$11.62447	1,101,246
01/01/2016 to 12/31/2016	$11.62447	$11.58066	890,600
01/01/2017 to 12/31/2017	$11.58066	$14.79726	668,389
01/01/2018 to 12/31/2018	$14.79726	$14.77344	495,145
01/01/2019 to 12/31/2019	$14.77344	$19.89686	380,843
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$4.67618	$5.47729	5,034,524
01/01/2011 to 12/31/2011	$5.47729	$5.19481	3,140,160
01/01/2012 to 12/31/2012	$5.19481	$6.07370	3,004,326
01/01/2013 to 12/31/2013	$6.07370	$7.84834	2,696,246
01/01/2014 to 12/31/2014	$7.84834	$8.55616	2,236,250
01/01/2015 to 12/31/2015	$8.55616	$7.88820	3,649,291
01/01/2016 to 12/31/2016	$7.88820	$7.83794	2,612,615
01/01/2017 to 12/31/2017	$7.83794	$9.73787	2,209,417
01/01/2018 to 12/31/2018	$9.73787	$9.10371	1,291,347
01/01/2019 to 12/31/2019	$9.10371	$11.58240	1,001,005

A-109

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.83833	$17.90394	1,807,620
01/01/2011 to 12/31/2011	$17.90394	$17.06684	1,391,570
01/01/2012 to 12/31/2012	$17.06684	$19.53957	1,265,150
01/01/2013 to 12/31/2013	$19.53957	$27.12378	1,148,147
01/01/2014 to 12/31/2014	$27.12378	$30.29178	907,394
01/01/2015 to 12/31/2015	$30.29178	$27.94101	510,649
01/01/2016 to 12/31/2016	$27.94101	$32.29313	436,919
01/01/2017 to 12/31/2017	$32.29313	$35.92146	387,090
01/01/2018 to 12/31/2018	$35.92146	$29.33559	321,402
01/01/2019 to 12/31/2019	$29.33559	$34.70180	303,373
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.38983	$11.22977	43,592,221
01/01/2011 to 12/31/2011	$11.22977	$11.08693	40,512,789
01/01/2012 to 12/31/2012	$11.08693	$11.96141	38,896,095
01/01/2013 to 12/31/2013	$11.96141	$12.76928	28,415,848
01/01/2014 to 12/31/2014	$12.76928	$13.20282	24,934,568
01/01/2015 to 12/31/2015	$13.20282	$12.92424	20,064,346
01/01/2016 to 12/31/2016	$12.92424	$13.33222	14,853,519
01/01/2017 to 12/31/2017	$13.33222	$14.35326	10,333,001
01/01/2018 to 12/31/2018	$14.35326	$13.63012	7,519,877
01/01/2019 to 12/31/2019	$13.63012	$15.28733	7,042,908
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$8.82141	$11.42949	4,161,419
01/01/2011 to 12/31/2011	$11.42949	$9.70769	3,304,315
01/01/2012 to 12/31/2012	$9.70769	$11.39381	2,853,534
01/01/2013 to 12/31/2013	$11.39381	$15.68297	2,397,251
01/01/2014 to 12/31/2014	$15.68297	$16.08747	2,091,369
01/01/2015 to 12/31/2015	$16.08747	$15.93537	1,240,688
01/01/2016 to 12/31/2016	$15.93537	$16.77697	1,026,785
01/01/2017 to 12/31/2017	$16.77697	$20.94194	807,398
01/01/2018 to 12/31/2018	$20.94194	$18.24849	666,252
01/01/2019 to 12/31/2019	$18.24849	$24.34575	541,612
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$14.55424	$19.40814	917,014
01/01/2011 to 12/31/2011	$19.40814	$18.78635	589,865
01/01/2012 to 12/31/2012	$18.78635	$20.59886	573,869
01/01/2013 to 12/31/2013	$20.59886	$27.21805	508,770
01/01/2014 to 12/31/2014	$27.21805	$27.62169	407,639
01/01/2015 to 12/31/2015	$27.62169	$27.21230	315,024
01/01/2016 to 12/31/2016	$27.21230	$29.81400	239,743
01/01/2017 to 12/31/2017	$29.81400	$36.11541	181,427
01/01/2018 to 12/31/2018	$36.11541	$32.33159	132,894
01/01/2019 to 12/31/2019	$32.33159	$41.12346	129,946
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.27828	$18.81690	3,434,943
01/01/2011 to 12/31/2011	$18.81690	$17.29477	2,484,653
01/01/2012 to 12/31/2012	$17.29477	$19.97516	2,219,180
01/01/2013 to 12/31/2013	$19.97516	$26.82883	1,906,166
01/01/2014 to 12/31/2014	$26.82883	$27.60674	1,632,713
01/01/2015 to 12/31/2015	$27.60674	$25.82243	1,085,073
01/01/2016 to 12/31/2016	$25.82243	$32.61473	822,067
01/01/2017 to 12/31/2017	$32.61473	$34.22530	652,001
01/01/2018 to 12/31/2018	$34.22530	$27.73893	572,983
01/01/2019 to 12/31/2019	$27.73893	$33.07460	512,826

A-110

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$6.39958	$7.24476	8,869,616
01/01/2011 to 12/31/2011	$7.24476	$6.96201	6,383,742
01/01/2012 to 12/31/2012	$6.96201	$8.00177	5,841,181
01/01/2013 to 12/31/2013	$8.00177	$11.26548	6,683,387
01/01/2014 to 12/31/2014	$11.26548	$11.93099	6,037,079
01/01/2015 to 12/31/2015	$11.93099	$12.78026	4,752,130
01/01/2016 to 12/31/2016	$12.78026	$12.83050	3,508,170
01/01/2017 to 12/31/2017	$12.83050	$17.29460	2,333,089
01/01/2018 to 12/31/2018	$17.29460	$17.55687	1,513,378
01/01/2019 to 12/31/2019	$17.55687	$22.00665	1,346,028
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.54859	$10.49517	2,241,213
01/01/2011 to 12/31/2011	$10.49517	$10.20884	930,254
01/01/2012 to 12/31/2012	$10.20884	$11.31608	944,041
01/01/2013 to 12/31/2013	$11.31608	$14.89210	723,861
01/01/2014 to 12/31/2014	$14.89210	$14.78379	586,897
01/01/2015 to 12/31/2015	$14.78379	$13.57491	434,041
01/01/2016 to 12/31/2016	$13.57491	$14.08333	328,297
01/01/2017 to 12/31/2017	$14.08333	$16.04615	274,439
01/01/2018 to 12/31/2018	$16.04615	$14.16022	193,383
01/01/2019 to 12/31/2019	$14.16022	$17.43620	3,676,953
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$15.26836	$15.78213	2,318,146
01/01/2011 to 12/31/2011	$15.78213	$16.06388	1,633,647
01/01/2012 to 12/31/2012	$16.06388	$16.52244	1,630,360
01/01/2013 to 12/31/2013	$16.52244	$15.54443	1,781,434
01/01/2014 to 12/31/2014	$15.54443	$15.27922	1,590,303
01/01/2015 to 12/31/2015	$15.27922	$14.24570	874,427
01/01/2016 to 12/31/2016	$14.24570	$14.53266	771,150
01/01/2017 to 12/31/2017	$14.53266	$14.49649	770,843
01/01/2018 to 12/31/2018	$14.49649	$14.45173	622,653
01/01/2019 to 12/31/2019	$14.45173	$14.35317	656,887
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.57780	$12.78103	1,099,827
01/01/2011 to 12/31/2011	$12.78103	$12.06268	585,815
01/01/2012 to 12/31/2012	$12.06268	$13.96164	602,157
01/01/2013 to 12/31/2013	$13.96164	$18.07155	542,756
01/01/2014 to 12/31/2014	$18.07155	$20.30931	399,163
01/01/2015 to 12/31/2015	$20.30931	$18.54033	197,101
01/01/2016 to 12/31/2016	$18.54033	$20.66070	179,917
01/01/2017 to 12/31/2017	$20.66070	$23.93981	142,288
01/01/2018 to 12/31/2018	$23.93981	$19.53126	95,413
01/01/2019 to 12/31/2019	$19.53126	$22.74704	83,494
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.08215	$10.62386	5,328,912
01/01/2011 to 12/31/2011	$10.62386	$11.01090	3,326,989
01/01/2012 to 12/31/2012	$11.01090	$11.60800	3,229,309
01/01/2013 to 12/31/2013	$11.60800	$11.17736	4,743,456
01/01/2014 to 12/31/2014	$11.17736	$11.71224	4,701,504
01/01/2015 to 12/31/2015	$11.71224	$11.59029	3,770,755
01/01/2016 to 12/31/2016	$11.59029	$11.91355	2,853,434
01/01/2017 to 12/31/2017	$11.91355	$12.38079	2,555,906
01/01/2018 to 12/31/2018	$12.38079	$11.82678	2,405,526
01/01/2019 to 12/31/2019	$11.82678	$12.98274	2,085,395

A-111

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.68966	$14.09507	42,309
01/01/2011 to 12/31/2011	$14.09507	$12.01602	16,879
01/01/2012 to 12/31/2012	$12.01602	$13.35208	17,702
01/01/2013 to 12/31/2013	$13.35208	$15.65408	12,515
01/01/2014 to 12/31/2014	$15.65408	$14.49062	5,838
01/01/2015 to 12/31/2015	$14.49062	$14.48977	3,089
01/01/2016 to 12/31/2016	$14.48977	$14.62573	1,928
01/01/2017 to 12/31/2017	$14.62573	$17.85171	22,291
01/01/2018 to 12/31/2018	$17.85171	$14.50609	21,843
01/01/2019 to 12/31/2019	$14.50609	$16.37789	20,500
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.08671	$12.68514	26,995
01/01/2011 to 12/31/2011	$12.68514	$11.73598	37,288
01/01/2012 to 12/31/2012	$11.73598	$13.85251	17,376
01/01/2013 to 12/31/2013	$13.85251	$18.98660	12,261
01/01/2014 to 12/31/2014	$18.98660	$19.31802	13,143
01/01/2015 to 12/31/2015	$19.31802	$19.18944	7,981
01/01/2016 to 12/31/2016	$19.18944	$18.90272	2,727
01/01/2017 to 12/31/2017	$18.90272	$24.93750	3,841
01/01/2018 to 12/31/2018	$24.93750	$24.49971	2,311
01/01/2019 to 12/31/2019	$24.49971	$32.90408	1,857
*Denotes the start date of these sub-accounts

A-112

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of LT5 or HD 5, HAV & EBP or with any combo 5% or HDV & LT5 or GMWB, HDV and EPB OR
HD GRO 60 bps and Combo DB OR HD GRO 60 bps, EBP and HAV OR GRO Plus 2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP
and HAV (2.35%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.41886	$10.29804	1,672,915
01/01/2011 to 12/31/2011	$10.29804	$9.78901	1,419,829
01/01/2012 to 12/31/2012	$9.78901	$10.75983	1,363,156
01/01/2013 to 12/31/2013	$10.75983	$11.55498	1,135,421
01/01/2014 to 12/31/2014	$11.55498	$11.71425	408,224
01/01/2015 to 12/31/2015	$11.71425	$11.07078	161,748
01/01/2016 to 12/31/2016	$11.07078	$11.49612	133,802
01/01/2017 to 12/31/2017	$11.49612	$12.63965	126,722
01/01/2018 to 12/31/2018	$12.63965	$11.33690	92,418
01/01/2019 to 12/31/2019	$11.33690	$12.84789	76,825
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.65960	$10.59430	1,128,800
01/01/2011 to 12/31/2011	$10.59430	$10.21998	1,006,466
01/01/2012 to 12/31/2012	$10.21998	$11.22439	1,055,922
01/01/2013 to 12/31/2013	$11.22439	$12.89505	889,175
01/01/2014 to 12/31/2014	$12.89505	$13.41326	749,965
01/01/2015 to 12/31/2015	$13.41326	$13.16036	537,427
01/01/2016 to 12/31/2016	$13.16036	$13.66117	409,473
01/01/2017 to 12/31/2017	$13.66117	$15.32959	360,678
01/01/2018 to 12/31/2018	$15.32959	$14.22890	309,786
01/01/2019 to 12/31/2019	$14.22890	$16.59257	217,394
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.23384	$11.39751	231,038
01/01/2011 to 12/31/2011	$11.39751	$11.38040	206,551
01/01/2012 to 12/31/2012	$11.38040	$11.63436	204,144
01/01/2013 to 12/31/2013	$11.63436	$11.11391	41,672
01/01/2014 to 12/31/2014	$11.11391	$10.84232	20,374
01/01/2015 to 12/31/2015	$10.84232	$10.63863	711
01/01/2016 to 12/31/2016	$10.63863	$10.55941	3,670
01/01/2017 to 12/31/2017	$10.55941	$10.48754	2,708
01/01/2018 to 12/31/2018	$10.48754	$10.31617	134
01/01/2019 to 12/31/2019	$10.31617	$10.53913	166
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.73932	$12.34828	573,212
01/01/2011 to 12/31/2011	$12.34828	$12.44191	605,075
01/01/2012 to 12/31/2012	$12.44191	$13.28155	487,599
01/01/2013 to 12/31/2013	$13.28155	$12.73119	377,479
01/01/2014 to 12/31/2014	$12.73119	$12.95802	273,587
01/01/2015 to 12/31/2015	$12.95802	$12.38669	43,931
01/01/2016 to 12/31/2016	$12.38669	$12.60778	46,115
01/01/2017 to 12/31/2017	$12.60778	$12.84933	53,098
01/01/2018 to 12/31/2018	$12.84933	$12.46281	46,966
01/01/2019 to 12/31/2019	$12.46281	$13.29263	14,500

A-113

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.32378	$12.31403	40,947
01/01/2011 to 12/31/2011	$12.31403	$13.94590	4,588
01/01/2012 to 12/31/2012	$13.94590	$14.41559	85,728
01/01/2013 to 12/31/2013	$14.41559	$13.39681	47,954
01/01/2014 to 12/31/2014	$13.39681	$13.63980	21,818
01/01/2015 to 12/31/2015	$13.63980	$13.46189	25,474
01/01/2016 to 12/31/2016	$13.46189	$13.33642	26,848
01/01/2017 to 12/31/2017	$13.33642	$13.12271	26,013
01/01/2018 to 12/31/2018	$13.12271	$12.88513	322,500
01/01/2019 to 12/31/2019	$12.88513	$12.75847	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.73968	$9.54520	159,883
01/01/2011 to 12/31/2011	$9.54520	$11.06208	17,114
01/01/2012 to 12/31/2012	$11.06208	$11.48433	582
01/01/2013 to 12/31/2013	$11.48433	$10.48380	237,451
01/01/2014 to 12/31/2014	$10.48380	$10.86800	85,105
01/01/2015 to 12/31/2015	$10.86800	$10.77463	107,556
01/01/2016 to 12/31/2016	$10.77463	$10.72786	97,049
01/01/2017 to 12/31/2017	$10.72786	$10.56918	48,420
01/01/2018 to 12/31/2018	$10.56918	$10.34987	61,119
01/01/2019 to 12/31/2019	$10.34987	$10.46037	67,454
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99739	$10.94672	167,616
01/01/2011 to 12/31/2011	$10.94672	$12.86004	544,749
01/01/2012 to 12/31/2012	$12.86004	$13.41054	71,013
01/01/2013 to 12/31/2013	$13.41054	$12.17858	18,794
01/01/2014 to 12/31/2014	$12.17858	$12.80581	108,864
01/01/2015 to 12/31/2015	$12.80581	$12.72786	68,354
01/01/2016 to 12/31/2016	$12.72786	$12.68220	71,396
01/01/2017 to 12/31/2017	$12.68220	$12.58067	26,796
01/01/2018 to 12/31/2018	$12.58067	$12.29168	10,535
01/01/2019 to 12/31/2019	$12.29168	$12.61124	402
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99805	$11.95342	210,502
01/01/2012 to 12/31/2012	$11.95342	$12.35456	480,505
01/01/2013 to 12/31/2013	$12.35456	$10.88848	133,950
01/01/2014 to 12/31/2014	$10.88848	$11.73515	84,267
01/01/2015 to 12/31/2015	$11.73515	$11.69959	131,314
01/01/2016 to 12/31/2016	$11.69959	$11.63394	137,447
01/01/2017 to 12/31/2017	$11.63394	$11.53948	127,375
01/01/2018 to 12/31/2018	$11.53948	$11.25026	70,881
01/01/2019 to 12/31/2019	$11.25026	$11.63307	50,555
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99740	$10.34068	216,854
01/01/2013 to 12/31/2013	$10.34068	$9.06777	798,569
01/01/2014 to 12/31/2014	$9.06777	$9.97216	78,964
01/01/2015 to 12/31/2015	$9.97216	$10.00163	12,591
01/01/2016 to 12/31/2016	$10.00163	$9.95378	2,844
01/01/2017 to 12/31/2017	$9.95378	$9.88524	1,003
01/01/2018 to 12/31/2018	$9.88524	$9.62630	1,068
01/01/2019 to 12/31/2019	$9.62630	$10.01192	996

A-114

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99870	$8.70047	184,335
01/01/2014 to 12/31/2014	$8.70047	$9.73572	194,620
01/01/2015 to 12/31/2015	$9.73572	$9.77696	8,542
01/01/2016 to 12/31/2016	$9.77696	$9.72967	4,031
01/01/2017 to 12/31/2017	$9.72967	$9.66150	80,056
01/01/2018 to 12/31/2018	$9.66150	$9.37256	116,991
01/01/2019 to 12/31/2019	$9.37256	$9.88049	4,718
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99870	$11.23968	89,028
01/01/2015 to 12/31/2015	$11.23968	$11.19491	347,872
01/01/2016 to 12/31/2016	$11.19491	$11.20268	100,502
01/01/2017 to 12/31/2017	$11.20268	$11.14026	49,803
01/01/2018 to 12/31/2018	$11.14026	$10.79716	54,708
01/01/2019 to 12/31/2019	$10.79716	$11.46263	19,423
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99870	$9.88219	253,962
01/01/2016 to 12/31/2016	$9.88219	$9.85094	232,087
01/01/2017 to 12/31/2017	$9.85094	$9.85289	114,116
01/01/2018 to 12/31/2018	$9.85289	$9.52005	108,219
01/01/2019 to 12/31/2019	$9.52005	$10.22871	55,298
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99740	$9.82430	501,618
01/01/2017 to 12/31/2017	$9.82430	$9.85162	181,577
01/01/2018 to 12/31/2018	$9.85162	$9.49786	180,642
01/01/2019 to 12/31/2019	$9.49786	$10.26589	64,897
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99739	$9.98063	8,028
01/01/2018 to 12/31/2018	$9.98063	$9.54455	88,359
01/01/2019 to 12/31/2019	$9.54455	$10.40041	20,017
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99739	$9.60752	13,509
01/01/2019 to 12/31/2019	$9.60752	$10.53551	23,583
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99870	$11.17122	15,302
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.24870	$10.23946	3,318,055
01/01/2011 to 12/31/2011	$10.23946	$9.75652	2,982,427
01/01/2012 to 12/31/2012	$9.75652	$10.83425	2,718,892
01/01/2013 to 12/31/2013	$10.83425	$12.97920	2,420,551
01/01/2014 to 12/31/2014	$12.97920	$13.56077	1,561,942
01/01/2015 to 12/31/2015	$13.56077	$13.31271	815,628
01/01/2016 to 12/31/2016	$13.31271	$13.88935	666,581
01/01/2017 to 12/31/2017	$13.88935	$15.99036	636,106
01/01/2018 to 12/31/2018	$15.99036	$14.64173	480,534
01/01/2019 to 12/31/2019	$14.64173	$17.47865	373,343

A-115

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.18788	$12.80305	53,001
01/01/2011 to 12/31/2011	$12.80305	$13.32661	32,781
01/01/2012 to 12/31/2012	$13.32661	$15.01023	30,956
01/01/2013 to 12/31/2013	$15.01023	$15.11680	3,890
01/01/2014 to 12/31/2014	$15.11680	$19.32507	7,735
01/01/2015 to 12/31/2015	$19.32507	$19.78515	4,877
01/01/2016 to 12/31/2016	$19.78515	$20.25180	2,683
01/01/2017 to 12/31/2017	$20.25180	$21.01243	1,737
01/01/2018 to 12/31/2018	$21.01243	$19.54042	413
01/01/2019 to 12/31/2019	$19.54042	$25.03794	794
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.29310	$10.05370	118,303
01/01/2011 to 12/31/2011	$10.05370	$9.81991	123,498
01/01/2012 to 12/31/2012	$9.81991	$9.58930	108,113
01/01/2013 to 12/31/2013	$9.58930	$9.36410	92,874
01/01/2014 to 12/31/2014	$9.36410	$9.14393	83,716
01/01/2015 to 12/31/2015	$9.14393	$8.92917	71,860
01/01/2016 to 12/31/2016	$8.92917	$8.71982	63,982
01/01/2017 to 12/31/2017	$8.71982	$8.54443	40,139
01/01/2018 to 12/31/2018	$8.54443	$8.45101	73,151
01/01/2019 to 12/31/2019	$8.45101	$8.39196	68,390
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.66217	$8.46683	236,519
01/01/2011 to 12/31/2011	$8.46683	$7.92228	185,189
01/01/2012 to 12/31/2012	$7.92228	$9.04219	184,775
01/01/2013 to 12/31/2013	$9.04219	$12.34949	180,707
01/01/2014 to 12/31/2014	$12.34949	$13.71704	101,622
01/01/2015 to 12/31/2015	$13.71704	$12.34509	14,650
01/01/2016 to 12/31/2016	$12.34509	$14.45317	17,791
01/01/2017 to 12/31/2017	$14.45317	$16.82342	15,577
01/01/2018 to 12/31/2018	$16.82342	$14.10117	8,884
01/01/2019 to 12/31/2019	$14.10117	$17.83520	6,305
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$9.89202	$11.06016	357,084
01/01/2011 to 12/31/2011	$11.06016	$9.40467	301,408
01/01/2012 to 12/31/2012	$9.40467	$11.05365	286,029
01/01/2013 to 12/31/2013	$11.05365	$12.85094	100,820
01/01/2014 to 12/31/2014	$12.85094	$11.85565	62,558
01/01/2015 to 12/31/2015	$11.85565	$11.94146	9,574
01/01/2016 to 12/31/2016	$11.94146	$11.22087	8,339
01/01/2017 to 12/31/2017	$11.22087	$14.84003	9,042
01/01/2018 to 12/31/2018	$14.84003	$12.55768	9,110
01/01/2019 to 12/31/2019	$12.55768	$16.20038	6,086
AST International Value Portfolio
01/01/2010 to 12/31/2010	$10.61768	$11.51745	105,211
01/01/2011 to 12/31/2011	$11.51745	$9.83558	92,403
01/01/2012 to 12/31/2012	$9.83558	$11.20583	102,146
01/01/2013 to 12/31/2013	$11.20583	$13.07285	82,513
01/01/2014 to 12/31/2014	$13.07285	$11.90988	33,812
01/01/2015 to 12/31/2015	$11.90988	$11.72498	9,535
01/01/2016 to 12/31/2016	$11.72498	$11.51663	8,298
01/01/2017 to 12/31/2017	$11.51663	$13.81250	9,414
01/01/2018 to 12/31/2018	$13.81250	$11.30985	9,463
01/01/2019 to 12/31/2019	$11.30985	$13.25543	6,153

A-116

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.84619	$12.81855	0
01/01/2011 to 12/31/2011	$12.81855	$14.07577	0
01/01/2012 to 12/31/2012	$14.07577	$15.03673	0
01/01/2013 to 12/31/2013	$15.03673	$14.21611	0
01/01/2014 to 12/31/2014	$14.21611	$14.81629	0
01/01/2015 to 12/31/2015	$14.81629	$14.63790	0
01/01/2016 to 12/31/2016	$14.63790	$14.89578	0
01/01/2017 to 12/31/2017	$14.89578	$15.17393	0
01/01/2018 to 12/31/2018	$15.17393	$14.77591	0
01/01/2019 to 12/31/2019	$14.77591	$16.04915	0
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.30640	$10.78595	47,801
01/01/2011 to 12/31/2011	$10.78595	$9.56901	37,010
01/01/2012 to 12/31/2012	$9.56901	$11.39099	37,421
01/01/2013 to 12/31/2013	$11.39099	$12.83196	11,747
01/01/2014 to 12/31/2014	$12.83196	$11.73282	6,209
01/01/2015 to 12/31/2015	$11.73282	$11.13680	12,063
01/01/2016 to 12/31/2016	$11.13680	$11.08575	567
01/01/2017 to 12/31/2017	$11.08575	$14.03388	654
01/01/2018 to 12/31/2018	$14.03388	$11.30856	253
01/01/2019 to 12/31/2019	$11.30856	$14.04906	264
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.88112	$10.38556	655,807
01/01/2011 to 12/31/2011	$10.38556	$10.04913	540,071
01/01/2012 to 12/31/2012	$10.04913	$11.01626	509,444
01/01/2013 to 12/31/2013	$11.01626	$14.69608	175,305
01/01/2014 to 12/31/2014	$14.69608	$15.87047	78,691
01/01/2015 to 12/31/2015	$15.87047	$17.05847	23,151
01/01/2016 to 12/31/2016	$17.05847	$17.58744	25,050
01/01/2017 to 12/31/2017	$17.58744	$22.84151	21,983
01/01/2018 to 12/31/2018	$22.84151	$21.70232	14,447
01/01/2019 to 12/31/2019	$21.70232	$27.89564	11,351
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.71911	$10.70426	86,969
01/01/2011 to 12/31/2011	$10.70426	$10.39107	111,179
01/01/2012 to 12/31/2012	$10.39107	$11.88008	162,103
01/01/2013 to 12/31/2013	$11.88008	$15.85930	78,589
01/01/2014 to 12/31/2014	$15.85930	$16.83553	51,186
01/01/2015 to 12/31/2015	$16.83553	$17.62836	23,144
01/01/2016 to 12/31/2016	$17.62836	$17.54417	13,155
01/01/2017 to 12/31/2017	$17.54417	$22.39432	16,446
01/01/2018 to 12/31/2018	$22.39432	$22.33522	15,125
01/01/2019 to 12/31/2019	$22.33522	$30.05033	5,084
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.27939	$13.19808	73,569
01/01/2011 to 12/31/2011	$13.19808	$12.50468	89,324
01/01/2012 to 12/31/2012	$12.50468	$14.60542	110,449
01/01/2013 to 12/31/2013	$14.60542	$18.85354	34,210
01/01/2014 to 12/31/2014	$18.85354	$20.53268	11,987
01/01/2015 to 12/31/2015	$20.53268	$18.91017	19,651
01/01/2016 to 12/31/2016	$18.91017	$18.77042	11,083
01/01/2017 to 12/31/2017	$18.77042	$23.29653	14,707
01/01/2018 to 12/31/2018	$23.29653	$21.75676	5,799
01/01/2019 to 12/31/2019	$21.75676	$27.65228	4,606

A-117

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.12858	$11.00334	113,459
01/01/2011 to 12/31/2011	$11.00334	$10.47824	78,585
01/01/2012 to 12/31/2012	$10.47824	$11.98415	79,911
01/01/2013 to 12/31/2013	$11.98415	$16.61868	22,418
01/01/2014 to 12/31/2014	$16.61868	$18.54070	14,761
01/01/2015 to 12/31/2015	$18.54070	$17.08431	3,350
01/01/2016 to 12/31/2016	$17.08431	$19.72528	2,996
01/01/2017 to 12/31/2017	$19.72528	$21.91928	4,696
01/01/2018 to 12/31/2018	$21.91928	$17.88209	2,394
01/01/2019 to 12/31/2019	$17.88209	$21.13154	1,481
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.34662	$11.17164	1,322,949
01/01/2011 to 12/31/2011	$11.17164	$11.01826	1,558,108
01/01/2012 to 12/31/2012	$11.01826	$11.87506	1,408,706
01/01/2013 to 12/31/2013	$11.87506	$12.66430	907,739
01/01/2014 to 12/31/2014	$12.66430	$13.08096	635,823
01/01/2015 to 12/31/2015	$13.08096	$12.79188	411,128
01/01/2016 to 12/31/2016	$12.79188	$13.18220	343,713
01/01/2017 to 12/31/2017	$13.18220	$14.17732	366,417
01/01/2018 to 12/31/2018	$14.17732	$13.44922	326,301
01/01/2019 to 12/31/2019	$13.44922	$15.06900	278,666
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.22414	$11.93909	163,532
01/01/2011 to 12/31/2011	$11.93909	$10.13023	139,273
01/01/2012 to 12/31/2012	$10.13023	$11.87750	141,403
01/01/2013 to 12/31/2013	$11.87750	$16.33210	57,536
01/01/2014 to 12/31/2014	$16.33210	$16.73629	31,781
01/01/2015 to 12/31/2015	$16.73629	$16.56107	8,640
01/01/2016 to 12/31/2016	$16.56107	$17.41795	10,976
01/01/2017 to 12/31/2017	$17.41795	$21.71988	9,135
01/01/2018 to 12/31/2018	$21.71988	$18.90691	6,015
01/01/2019 to 12/31/2019	$18.90691	$25.19835	3,921
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.90130	$13.18991	74,209
01/01/2011 to 12/31/2011	$13.18991	$12.75426	34,677
01/01/2012 to 12/31/2012	$12.75426	$13.97052	27,900
01/01/2013 to 12/31/2013	$13.97052	$18.44084	34,557
01/01/2014 to 12/31/2014	$18.44084	$18.69519	19,151
01/01/2015 to 12/31/2015	$18.69519	$18.39928	8,846
01/01/2016 to 12/31/2016	$18.39928	$20.13778	4,451
01/01/2017 to 12/31/2017	$20.13778	$24.36913	6,928
01/01/2018 to 12/31/2018	$24.36913	$21.79356	6,147
01/01/2019 to 12/31/2019	$21.79356	$27.69143	1,213
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.73231	$11.97427	205,882
01/01/2011 to 12/31/2011	$11.97427	$10.99443	170,842
01/01/2012 to 12/31/2012	$10.99443	$12.68539	158,555
01/01/2013 to 12/31/2013	$12.68539	$17.02057	65,430
01/01/2014 to 12/31/2014	$17.02057	$17.49620	46,586
01/01/2015 to 12/31/2015	$17.49620	$16.34869	13,025
01/01/2016 to 12/31/2016	$16.34869	$20.62803	8,244
01/01/2017 to 12/31/2017	$20.62803	$21.62452	6,567
01/01/2018 to 12/31/2018	$21.62452	$17.50814	5,024
01/01/2019 to 12/31/2019	$17.50814	$20.85453	3,151

A-118

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.41785	$12.91253	288,916
01/01/2011 to 12/31/2011	$12.91253	$12.39578	221,048
01/01/2012 to 12/31/2012	$12.39578	$14.23224	195,144
01/01/2013 to 12/31/2013	$14.23224	$20.01674	179,710
01/01/2014 to 12/31/2014	$20.01674	$21.17760	77,982
01/01/2015 to 12/31/2015	$21.17760	$22.66184	34,686
01/01/2016 to 12/31/2016	$22.66184	$22.72778	16,424
01/01/2017 to 12/31/2017	$22.72778	$30.60425	13,712
01/01/2018 to 12/31/2018	$30.60425	$31.03649	9,474
01/01/2019 to 12/31/2019	$31.03649	$38.86300	6,667
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.84371	$9.71052	68,766
01/01/2011 to 12/31/2011	$9.71052	$9.43593	57,567
01/01/2012 to 12/31/2012	$9.43593	$10.44867	66,361
01/01/2013 to 12/31/2013	$10.44867	$13.73648	39,489
01/01/2014 to 12/31/2014	$13.73648	$13.62273	17,120
01/01/2015 to 12/31/2015	$13.62273	$12.49597	9,152
01/01/2016 to 12/31/2016	$12.49597	$12.95087	8,609
01/01/2017 to 12/31/2017	$12.95087	$14.74088	9,628
01/01/2018 to 12/31/2018	$14.74088	$12.99493	9,242
01/01/2019 to 12/31/2019	$12.99493	$15.98509	27,508
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.88572	$11.24043	105,948
01/01/2011 to 12/31/2011	$11.24043	$11.42946	84,604
01/01/2012 to 12/31/2012	$11.42946	$11.74362	89,486
01/01/2013 to 12/31/2013	$11.74362	$11.03718	4,955
01/01/2014 to 12/31/2014	$11.03718	$10.83786	3,898
01/01/2015 to 12/31/2015	$10.83786	$10.09437	1,830
01/01/2016 to 12/31/2016	$10.09437	$10.28725	1,789
01/01/2017 to 12/31/2017	$10.28725	$10.25119	1,216
01/01/2018 to 12/31/2018	$10.25119	$10.20902	238
01/01/2019 to 12/31/2019	$10.20902	$10.12906	125
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.43897	$11.39339	27,296
01/01/2011 to 12/31/2011	$11.39339	$10.74204	31,753
01/01/2012 to 12/31/2012	$10.74204	$12.42041	47,715
01/01/2013 to 12/31/2013	$12.42041	$16.06015	45,268
01/01/2014 to 12/31/2014	$16.06015	$18.03039	25,824
01/01/2015 to 12/31/2015	$18.03039	$16.44307	1,957
01/01/2016 to 12/31/2016	$16.44307	$18.30497	1,588
01/01/2017 to 12/31/2017	$18.30497	$21.18852	1,775
01/01/2018 to 12/31/2018	$21.18852	$17.26889	1,407
01/01/2019 to 12/31/2019	$17.26889	$20.09156	1,449
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.06033	$10.58998	134,991
01/01/2011 to 12/31/2011	$10.58998	$10.96466	101,814
01/01/2012 to 12/31/2012	$10.96466	$11.54738	106,538
01/01/2013 to 12/31/2013	$11.54738	$11.10772	106,173
01/01/2014 to 12/31/2014	$11.10772	$11.62736	145,274
01/01/2015 to 12/31/2015	$11.62736	$11.49459	96,684
01/01/2016 to 12/31/2016	$11.49459	$11.80314	54,185
01/01/2017 to 12/31/2017	$11.80314	$12.25357	61,065
01/01/2018 to 12/31/2018	$12.25357	$11.69319	50,709
01/01/2019 to 12/31/2019	$11.69319	$12.82295	43,773

A-119

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$9.05336	$10.91120	439
01/01/2011 to 12/31/2011	$10.91120	$9.29225	0
01/01/2012 to 12/31/2012	$9.29225	$10.31484	0
01/01/2013 to 12/31/2013	$10.31484	$12.08080	0
01/01/2014 to 12/31/2014	$12.08080	$11.17154	0
01/01/2015 to 12/31/2015	$11.17154	$11.15942	0
01/01/2016 to 12/31/2016	$11.15942	$11.25253	0
01/01/2017 to 12/31/2017	$11.25253	$13.72055	0
01/01/2018 to 12/31/2018	$13.72055	$11.13764	0
01/01/2019 to 12/31/2019	$11.13764	$12.56199	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.10830	$13.96328	2,254
01/01/2011 to 12/31/2011	$13.96328	$12.90518	1,404
01/01/2012 to 12/31/2012	$12.90518	$15.21696	1,044
01/01/2013 to 12/31/2013	$15.21696	$20.83556	331
01/01/2014 to 12/31/2014	$20.83556	$21.17758	378
01/01/2015 to 12/31/2015	$21.17758	$21.01519	224
01/01/2016 to 12/31/2016	$21.01519	$20.68005	112
01/01/2017 to 12/31/2017	$20.68005	$27.25456	309
01/01/2018 to 12/31/2018	$27.25456	$26.74847	106
01/01/2019 to 12/31/2019	$26.74847	$35.88765	250
*Denotes the start date of these sub-accounts

A-120

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5, HDV and EBP (2.60%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.32079	$10.16475	52,394
01/01/2011 to 12/31/2011	$10.16475	$9.63767	46,603
01/01/2012 to 12/31/2012	$9.63767	$10.56621	45,787
01/01/2013 to 12/31/2013	$10.56621	$11.31797	32,719
01/01/2014 to 12/31/2014	$11.31797	$11.44466	31,309
01/01/2015 to 12/31/2015	$11.44466	$10.78821	23,441
01/01/2016 to 12/31/2016	$10.78821	$11.17421	21,243
01/01/2017 to 12/31/2017	$11.17421	$12.25445	19,071
01/01/2018 to 12/31/2018	$12.25445	$10.96317	15,784
01/01/2019 to 12/31/2019	$10.96317	$12.39246	10,528
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.55901	$10.45715	111,834
01/01/2011 to 12/31/2011	$10.45715	$10.06190	100,473
01/01/2012 to 12/31/2012	$10.06190	$11.02249	100,679
01/01/2013 to 12/31/2013	$11.02249	$12.63063	94,962
01/01/2014 to 12/31/2014	$12.63063	$13.10456	91,039
01/01/2015 to 12/31/2015	$13.10456	$12.82457	77,535
01/01/2016 to 12/31/2016	$12.82457	$13.27871	69,862
01/01/2017 to 12/31/2017	$13.27871	$14.86240	67,590
01/01/2018 to 12/31/2018	$14.86240	$13.75968	60,802
01/01/2019 to 12/31/2019	$13.75968	$16.00425	57,487
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.09615	$11.22900	1,664
01/01/2011 to 12/31/2011	$11.22900	$11.18355	1,658
01/01/2012 to 12/31/2012	$11.18355	$11.40370	1,577
01/01/2013 to 12/31/2013	$11.40370	$10.86572	630
01/01/2014 to 12/31/2014	$10.86572	$10.57292	657
01/01/2015 to 12/31/2015	$10.57292	$10.34776	241
01/01/2016 to 12/31/2016	$10.34776	$10.24450	233
01/01/2017 to 12/31/2017	$10.24450	$10.14886	270
01/01/2018 to 12/31/2018	$10.14886	$9.95724	80
01/01/2019 to 12/31/2019	$9.95724	$10.14663	475
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.59548	$12.16575	25,667
01/01/2011 to 12/31/2011	$12.16575	$12.22671	23,137
01/01/2012 to 12/31/2012	$12.22671	$13.01836	24,638
01/01/2013 to 12/31/2013	$13.01836	$12.44693	16,372
01/01/2014 to 12/31/2014	$12.44693	$12.63628	23,622
01/01/2015 to 12/31/2015	$12.63628	$12.04831	16,295
01/01/2016 to 12/31/2016	$12.04831	$12.23193	3,603
01/01/2017 to 12/31/2017	$12.23193	$12.43447	1,622
01/01/2018 to 12/31/2018	$12.43447	$12.02949	406
01/01/2019 to 12/31/2019	$12.02949	$12.79777	543

A-121

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.27991	$12.23489	13,077
01/01/2011 to 12/31/2011	$12.23489	$13.82101	8,076
01/01/2012 to 12/31/2012	$13.82101	$14.24978	51,974
01/01/2013 to 12/31/2013	$14.24978	$13.20865	48,694
01/01/2014 to 12/31/2014	$13.20865	$13.41382	40,872
01/01/2015 to 12/31/2015	$13.41382	$13.20506	50,048
01/01/2016 to 12/31/2016	$13.20506	$13.04855	45,641
01/01/2017 to 12/31/2017	$13.04855	$12.80680	81,377
01/01/2018 to 12/31/2018	$12.80680	$12.54254	132,584
01/01/2019 to 12/31/2019	$12.54254	$12.38715	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.71725	$9.49620	126,793
01/01/2011 to 12/31/2011	$9.49620	$10.97729	29,729
01/01/2012 to 12/31/2012	$10.97729	$11.36708	3,135
01/01/2013 to 12/31/2013	$11.36708	$10.35016	66,633
01/01/2014 to 12/31/2014	$10.35016	$10.70203	48,228
01/01/2015 to 12/31/2015	$10.70203	$10.58294	42,720
01/01/2016 to 12/31/2016	$10.58294	$10.51000	41,596
01/01/2017 to 12/31/2017	$10.51000	$10.32807	18,808
01/01/2018 to 12/31/2018	$10.32807	$10.08743	20,087
01/01/2019 to 12/31/2019	$10.08743	$10.16893	118,798
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99711	$10.91867	34,608
01/01/2011 to 12/31/2011	$10.91867	$12.79442	82,674
01/01/2012 to 12/31/2012	$12.79442	$13.30787	32,292
01/01/2013 to 12/31/2013	$13.30787	$12.05445	10,826
01/01/2014 to 12/31/2014	$12.05445	$12.64288	21,053
01/01/2015 to 12/31/2015	$12.64288	$12.53383	23,056
01/01/2016 to 12/31/2016	$12.53383	$12.45701	22,486
01/01/2017 to 12/31/2017	$12.45701	$12.32568	19,446
01/01/2018 to 12/31/2018	$12.32568	$12.01163	21,965
01/01/2019 to 12/31/2019	$12.01163	$12.29219	8,454
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99784	$11.92297	75,766
01/01/2012 to 12/31/2012	$11.92297	$12.29148	117,699
01/01/2013 to 12/31/2013	$12.29148	$10.80505	9,066
01/01/2014 to 12/31/2014	$10.80505	$11.61541	1,620
01/01/2015 to 12/31/2015	$11.61541	$11.55048	2,066
01/01/2016 to 12/31/2016	$11.55048	$11.45643	2,112
01/01/2017 to 12/31/2017	$11.45643	$11.33437	2,159
01/01/2018 to 12/31/2018	$11.33437	$11.02175	2,784
01/01/2019 to 12/31/2019	$11.02175	$11.36772	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99712	$10.31411	38,730
01/01/2013 to 12/31/2013	$10.31411	$9.02128	235,679
01/01/2014 to 12/31/2014	$9.02128	$9.89543	140,302
01/01/2015 to 12/31/2015	$9.89543	$9.89913	36,239
01/01/2016 to 12/31/2016	$9.89913	$9.82654	33,127
01/01/2017 to 12/31/2017	$9.82654	$9.73399	33,116
01/01/2018 to 12/31/2018	$9.73399	$9.45462	31,187
01/01/2019 to 12/31/2019	$9.45462	$9.80824	11,272

A-122

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99856	$8.67833	83,093
01/01/2014 to 12/31/2014	$8.67833	$9.68612	68,927
01/01/2015 to 12/31/2015	$9.68612	$9.70225	10,325
01/01/2016 to 12/31/2016	$9.70225	$9.63075	0
01/01/2017 to 12/31/2017	$9.63075	$9.53881	16,606
01/01/2018 to 12/31/2018	$9.53881	$9.22962	4,440
01/01/2019 to 12/31/2019	$9.22962	$9.70494	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99856	$11.21090	16,540
01/01/2015 to 12/31/2015	$11.21090	$11.13756	164,746
01/01/2016 to 12/31/2016	$11.13756	$11.11677	10,108
01/01/2017 to 12/31/2017	$11.11677	$11.02659	0
01/01/2018 to 12/31/2018	$11.02659	$10.65947	0
01/01/2019 to 12/31/2019	$10.65947	$11.28742	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99856	$9.85692	39,835
01/01/2016 to 12/31/2016	$9.85692	$9.80066	176,284
01/01/2017 to 12/31/2017	$9.80066	$9.77766	142,155
01/01/2018 to 12/31/2018	$9.77766	$9.42312	143,034
01/01/2019 to 12/31/2019	$9.42312	$10.09861	125,290
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99712	$9.79912	70,732
01/01/2017 to 12/31/2017	$9.79912	$9.80132	55,479
01/01/2018 to 12/31/2018	$9.80132	$9.42499	63,909
01/01/2019 to 12/31/2019	$9.42499	$10.16096	63,110
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99711	$9.95508	9,110
01/01/2018 to 12/31/2018	$9.95508	$9.49565	12,624
01/01/2019 to 12/31/2019	$9.49565	$10.32066	568
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99711	$9.58282	20,435
01/01/2019 to 12/31/2019	$9.58282	$10.48153	6,414
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99856	$11.14269	3,811
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.15263	$10.10712	140,900
01/01/2011 to 12/31/2011	$10.10712	$9.60597	118,744
01/01/2012 to 12/31/2012	$9.60597	$10.63967	81,230
01/01/2013 to 12/31/2013	$10.63967	$12.71356	123,907
01/01/2014 to 12/31/2014	$12.71356	$13.24923	116,508
01/01/2015 to 12/31/2015	$13.24923	$12.97358	99,322
01/01/2016 to 12/31/2016	$12.97358	$13.50101	83,246
01/01/2017 to 12/31/2017	$13.50101	$15.50366	79,875
01/01/2018 to 12/31/2018	$15.50366	$14.15952	40,274
01/01/2019 to 12/31/2019	$14.15952	$16.85976	20,555

A-123

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.06304	$12.61395	1,087
01/01/2011 to 12/31/2011	$12.61395	$13.09630	770
01/01/2012 to 12/31/2012	$13.09630	$14.71293	809
01/01/2013 to 12/31/2013	$14.71293	$14.77942	85
01/01/2014 to 12/31/2014	$14.77942	$18.84559	60
01/01/2015 to 12/31/2015	$18.84559	$19.24479	37
01/01/2016 to 12/31/2016	$19.24479	$19.64845	40
01/01/2017 to 12/31/2017	$19.64845	$20.33430	127
01/01/2018 to 12/31/2018	$20.33430	$18.86108	68
01/01/2019 to 12/31/2019	$18.86108	$24.10566	71
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.16715	$9.90535	12,010
01/01/2011 to 12/31/2011	$9.90535	$9.65043	25,798
01/01/2012 to 12/31/2012	$9.65043	$9.39983	25,211
01/01/2013 to 12/31/2013	$9.39983	$9.15546	2,679
01/01/2014 to 12/31/2014	$9.15546	$8.91737	7,760
01/01/2015 to 12/31/2015	$8.91737	$8.68553	5,806
01/01/2016 to 12/31/2016	$8.68553	$8.46045	3,375
01/01/2017 to 12/31/2017	$8.46045	$8.26901	2,161
01/01/2018 to 12/31/2018	$8.26901	$8.15745	457
01/01/2019 to 12/31/2019	$8.15745	$8.07978	720
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.56831	$8.34177	91
01/01/2011 to 12/31/2011	$8.34177	$7.78523	55
01/01/2012 to 12/31/2012	$7.78523	$8.86302	0
01/01/2013 to 12/31/2013	$8.86302	$12.07377	1,543
01/01/2014 to 12/31/2014	$12.07377	$13.37652	1,281
01/01/2015 to 12/31/2015	$13.37652	$12.00784	490
01/01/2016 to 12/31/2016	$12.00784	$14.02239	430
01/01/2017 to 12/31/2017	$14.02239	$16.28041	750
01/01/2018 to 12/31/2018	$16.28041	$13.61088	551
01/01/2019 to 12/31/2019	$13.61088	$17.17099	1,126
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$9.77092	$10.89685	405
01/01/2011 to 12/31/2011	$10.89685	$9.24206	150
01/01/2012 to 12/31/2012	$9.24206	$10.83472	186
01/01/2013 to 12/31/2013	$10.83472	$12.56422	290
01/01/2014 to 12/31/2014	$12.56422	$11.56139	292
01/01/2015 to 12/31/2015	$11.56139	$11.61526	189
01/01/2016 to 12/31/2016	$11.61526	$10.88649	139
01/01/2017 to 12/31/2017	$10.88649	$14.36104	318
01/01/2018 to 12/31/2018	$14.36104	$12.12106	95
01/01/2019 to 12/31/2019	$12.12106	$15.59704	286
AST International Value Portfolio
01/01/2010 to 12/31/2010	$10.48755	$11.34710	1,149
01/01/2011 to 12/31/2011	$11.34710	$9.66539	1,084
01/01/2012 to 12/31/2012	$9.66539	$10.98364	1,021
01/01/2013 to 12/31/2013	$10.98364	$12.78085	331
01/01/2014 to 12/31/2014	$12.78085	$11.61406	827
01/01/2015 to 12/31/2015	$11.61406	$11.40455	632
01/01/2016 to 12/31/2016	$11.40455	$11.17312	342
01/01/2017 to 12/31/2017	$11.17312	$13.36633	0
01/01/2018 to 12/31/2018	$13.36633	$10.91630	0
01/01/2019 to 12/31/2019	$10.91630	$12.76149	87

A-124

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.80058	$12.73638	0
01/01/2011 to 12/31/2011	$12.73638	$13.94983	0
01/01/2012 to 12/31/2012	$13.94983	$14.86389	0
01/01/2013 to 12/31/2013	$14.86389	$14.01666	0
01/01/2014 to 12/31/2014	$14.01666	$14.57106	0
01/01/2015 to 12/31/2015	$14.57106	$14.35871	0
01/01/2016 to 12/31/2016	$14.35871	$14.57435	0
01/01/2017 to 12/31/2017	$14.57435	$14.80860	0
01/01/2018 to 12/31/2018	$14.80860	$14.38295	0
01/01/2019 to 12/31/2019	$14.38295	$15.58246	0
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.18002	$10.62653	211
01/01/2011 to 12/31/2011	$10.62653	$9.40345	152
01/01/2012 to 12/31/2012	$9.40345	$11.16520	196
01/01/2013 to 12/31/2013	$11.16520	$12.54551	208
01/01/2014 to 12/31/2014	$12.54551	$11.44153	185
01/01/2015 to 12/31/2015	$11.44153	$10.83258	124
01/01/2016 to 12/31/2016	$10.83258	$10.75553	139
01/01/2017 to 12/31/2017	$10.75553	$13.58119	266
01/01/2018 to 12/31/2018	$13.58119	$10.91549	2,718
01/01/2019 to 12/31/2019	$10.91549	$13.52607	666
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.77263	$10.23241	6,541
01/01/2011 to 12/31/2011	$10.23241	$9.87570	4,812
01/01/2012 to 12/31/2012	$9.87570	$10.79837	4,805
01/01/2013 to 12/31/2013	$10.79837	$14.36845	3,945
01/01/2014 to 12/31/2014	$14.36845	$15.47693	5,196
01/01/2015 to 12/31/2015	$15.47693	$16.59283	3,992
01/01/2016 to 12/31/2016	$16.59283	$17.06366	993
01/01/2017 to 12/31/2017	$17.06366	$22.10471	1,066
01/01/2018 to 12/31/2018	$22.10471	$20.94821	434
01/01/2019 to 12/31/2019	$20.94821	$26.85745	785
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.59998	$10.54600	10,531
01/01/2011 to 12/31/2011	$10.54600	$10.21120	8,789
01/01/2012 to 12/31/2012	$10.21120	$11.64449	8,260
01/01/2013 to 12/31/2013	$11.64449	$15.50501	6,420
01/01/2014 to 12/31/2014	$15.50501	$16.41734	5,819
01/01/2015 to 12/31/2015	$16.41734	$17.14649	5,253
01/01/2016 to 12/31/2016	$17.14649	$17.02095	0
01/01/2017 to 12/31/2017	$17.02095	$21.67110	0
01/01/2018 to 12/31/2018	$21.67110	$21.55830	0
01/01/2019 to 12/31/2019	$21.55830	$28.93089	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.14097	$13.00287	826
01/01/2011 to 12/31/2011	$13.00287	$12.28825	221
01/01/2012 to 12/31/2012	$12.28825	$14.31583	250
01/01/2013 to 12/31/2013	$14.31583	$18.43247	284
01/01/2014 to 12/31/2014	$18.43247	$20.02280	296
01/01/2015 to 12/31/2015	$20.02280	$18.39335	452
01/01/2016 to 12/31/2016	$18.39335	$18.21086	364
01/01/2017 to 12/31/2017	$18.21086	$22.54443	579
01/01/2018 to 12/31/2018	$22.54443	$21.00020	1,367
01/01/2019 to 12/31/2019	$21.00020	$26.62232	600

A-125

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.01655	$10.84057	5,126
01/01/2011 to 12/31/2011	$10.84057	$10.29688	1,230
01/01/2012 to 12/31/2012	$10.29688	$11.74656	1,377
01/01/2013 to 12/31/2013	$11.74656	$16.24753	538
01/01/2014 to 12/31/2014	$16.24753	$18.08026	466
01/01/2015 to 12/31/2015	$18.08026	$16.61739	209
01/01/2016 to 12/31/2016	$16.61739	$19.13725	195
01/01/2017 to 12/31/2017	$19.13725	$21.21153	263
01/01/2018 to 12/31/2018	$21.21153	$17.26016	1,550
01/01/2019 to 12/31/2019	$17.26016	$20.34440	342
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.23885	$11.02704	201,065
01/01/2011 to 12/31/2011	$11.02704	$10.84796	203,285
01/01/2012 to 12/31/2012	$10.84796	$11.66151	188,003
01/01/2013 to 12/31/2013	$11.66151	$12.40470	139,625
01/01/2014 to 12/31/2014	$12.40470	$12.78005	149,631
01/01/2015 to 12/31/2015	$12.78005	$12.46563	128,582
01/01/2016 to 12/31/2016	$12.46563	$12.81325	113,680
01/01/2017 to 12/31/2017	$12.81325	$13.74537	127,057
01/01/2018 to 12/31/2018	$13.74537	$13.00589	109,646
01/01/2019 to 12/31/2019	$13.00589	$14.53500	59,187
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.11116	$11.76272	3,659
01/01/2011 to 12/31/2011	$11.76272	$9.95505	2,792
01/01/2012 to 12/31/2012	$9.95505	$11.64208	2,747
01/01/2013 to 12/31/2013	$11.64208	$15.96740	2,094
01/01/2014 to 12/31/2014	$15.96740	$16.32071	1,876
01/01/2015 to 12/31/2015	$16.32071	$16.10855	1,654
01/01/2016 to 12/31/2016	$16.10855	$16.89879	90
01/01/2017 to 12/31/2017	$16.89879	$21.01884	251
01/01/2018 to 12/31/2018	$21.01884	$18.24948	342
01/01/2019 to 12/31/2019	$18.24948	$24.25994	246
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.77994	$12.99493	406
01/01/2011 to 12/31/2011	$12.99493	$12.53366	172
01/01/2012 to 12/31/2012	$12.53366	$13.69354	222
01/01/2013 to 12/31/2013	$13.69354	$18.02909	540
01/01/2014 to 12/31/2014	$18.02909	$18.23095	535
01/01/2015 to 12/31/2015	$18.23095	$17.89639	277
01/01/2016 to 12/31/2016	$17.89639	$19.53743	215
01/01/2017 to 12/31/2017	$19.53743	$23.58233	318
01/01/2018 to 12/31/2018	$23.58233	$21.03552	1,622
01/01/2019 to 12/31/2019	$21.03552	$26.65991	334
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.61301	$11.79720	3,595
01/01/2011 to 12/31/2011	$11.79720	$10.80410	2,958
01/01/2012 to 12/31/2012	$10.80410	$12.43371	3,073
01/01/2013 to 12/31/2013	$12.43371	$16.64016	2,235
01/01/2014 to 12/31/2014	$16.64016	$17.06140	2,107
01/01/2015 to 12/31/2015	$17.06140	$15.90156	1,834
01/01/2016 to 12/31/2016	$15.90156	$20.01250	346
01/01/2017 to 12/31/2017	$20.01250	$20.92584	250
01/01/2018 to 12/31/2018	$20.92584	$16.89891	357
01/01/2019 to 12/31/2019	$16.89891	$20.07741	169

A-126

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.27812	$12.72189	5,086
01/01/2011 to 12/31/2011	$12.72189	$12.18154	3,744
01/01/2012 to 12/31/2012	$12.18154	$13.95040	3,473
01/01/2013 to 12/31/2013	$13.95040	$19.57019	3,071
01/01/2014 to 12/31/2014	$19.57019	$20.65228	2,768
01/01/2015 to 12/31/2015	$20.65228	$22.04315	2,243
01/01/2016 to 12/31/2016	$22.04315	$22.05079	147
01/01/2017 to 12/31/2017	$22.05079	$29.61697	308
01/01/2018 to 12/31/2018	$29.61697	$29.95801	1,691
01/01/2019 to 12/31/2019	$29.95801	$37.41668	501
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.73546	$9.56715	5,817
01/01/2011 to 12/31/2011	$9.56715	$9.27296	4,819
01/01/2012 to 12/31/2012	$9.27296	$10.24190	4,719
01/01/2013 to 12/31/2013	$10.24190	$13.43027	3,706
01/01/2014 to 12/31/2014	$13.43027	$13.28484	3,359
01/01/2015 to 12/31/2015	$13.28484	$12.15469	3,032
01/01/2016 to 12/31/2016	$12.15469	$12.56496	0
01/01/2017 to 12/31/2017	$12.56496	$14.26508	0
01/01/2018 to 12/31/2018	$14.26508	$12.54313	3,559
01/01/2019 to 12/31/2019	$12.54313	$15.38990	1,659
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.75207	$11.07406	1,466
01/01/2011 to 12/31/2011	$11.07406	$11.23154	1,319
01/01/2012 to 12/31/2012	$11.23154	$11.51069	1,452
01/01/2013 to 12/31/2013	$11.51069	$10.79058	502
01/01/2014 to 12/31/2014	$10.79058	$10.56854	392
01/01/2015 to 12/31/2015	$10.56854	$9.81839	211
01/01/2016 to 12/31/2016	$9.81839	$9.98046	168
01/01/2017 to 12/31/2017	$9.98046	$9.92004	230
01/01/2018 to 12/31/2018	$9.92004	$9.85375	161
01/01/2019 to 12/31/2019	$9.85375	$9.75153	484
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.32312	$11.22469	214
01/01/2011 to 12/31/2011	$11.22469	$10.55596	458
01/01/2012 to 12/31/2012	$10.55596	$12.17384	648
01/01/2013 to 12/31/2013	$12.17384	$15.70106	339
01/01/2014 to 12/31/2014	$15.70106	$17.58210	380
01/01/2015 to 12/31/2015	$17.58210	$15.99321	287
01/01/2016 to 12/31/2016	$15.99321	$17.75877	322
01/01/2017 to 12/31/2017	$17.75877	$20.50386	222
01/01/2018 to 12/31/2018	$20.50386	$16.66784	75
01/01/2019 to 12/31/2019	$16.66784	$19.34268	24
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.00573	$10.50555	19,076
01/01/2011 to 12/31/2011	$10.50555	$10.84946	16,479
01/01/2012 to 12/31/2012	$10.84946	$11.39668	15,820
01/01/2013 to 12/31/2013	$11.39668	$10.93464	15,713
01/01/2014 to 12/31/2014	$10.93464	$11.41693	14,700
01/01/2015 to 12/31/2015	$11.41693	$11.25757	12,685
01/01/2016 to 12/31/2016	$11.25757	$11.53028	1,242
01/01/2017 to 12/31/2017	$11.53028	$11.93971	1,580
01/01/2018 to 12/31/2018	$11.93971	$11.36441	6,635
01/01/2019 to 12/31/2019	$11.36441	$12.43063	2,237

A-127

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.92993	$10.74975	0
01/01/2011 to 12/31/2011	$10.74975	$9.13138	0
01/01/2012 to 12/31/2012	$9.13138	$10.11032	0
01/01/2013 to 12/31/2013	$10.11032	$11.81095	0
01/01/2014 to 12/31/2014	$11.81095	$10.89403	0
01/01/2015 to 12/31/2015	$10.89403	$10.85433	0
01/01/2016 to 12/31/2016	$10.85433	$10.91703	0
01/01/2017 to 12/31/2017	$10.91703	$13.27741	0
01/01/2018 to 12/31/2018	$13.27741	$10.75017	0
01/01/2019 to 12/31/2019	$10.75017	$12.09391	32
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.95682	$13.75666	177
01/01/2011 to 12/31/2011	$13.75666	$12.68176	168
01/01/2012 to 12/31/2012	$12.68176	$14.91518	209
01/01/2013 to 12/31/2013	$14.91518	$20.37009	17
01/01/2014 to 12/31/2014	$20.37009	$20.65143	44
01/01/2015 to 12/31/2015	$20.65143	$20.44054	28
01/01/2016 to 12/31/2016	$20.44054	$20.06318	15
01/01/2017 to 12/31/2017	$20.06318	$26.37410	20
01/01/2018 to 12/31/2018	$26.37410	$25.81772	0
01/01/2019 to 12/31/2019	$25.81772	$34.55011	0
*Denotes the start date of these sub-accounts

A-128

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Nonqualified Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.96159	$11.04184	243,717
01/01/2011 to 12/31/2011	$11.04184	$10.64084	237,622
01/01/2012 to 12/31/2012	$10.64084	$11.85822	240,813
01/01/2013 to 12/31/2013	$11.85822	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
01/01/2018 to 12/31/2018	$14.91881	$13.56731	371,623
01/01/2019 to 12/31/2019	$13.56731	$15.58812	440,997
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.21620	$11.35945	323,653
01/01/2011 to 12/31/2011	$11.35945	$11.10921	402,312
01/01/2012 to 12/31/2012	$11.10921	$12.37020	420,485
01/01/2013 to 12/31/2013	$12.37020	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
01/01/2018 to 12/31/2018	$18.09358	$17.02790	1,178,792
01/01/2019 to 12/31/2019	$17.02790	$20.13092	1,383,121
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$18.14757	$18.66660	283,949
01/01/2011 to 12/31/2011	$18.66660	$18.89558	241,831
01/01/2012 to 12/31/2012	$18.89558	$19.58490	267,544
01/01/2013 to 12/31/2013	$19.58490	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743
01/01/2018 to 12/31/2018	$18.90772	$18.85686	356,268
01/01/2019 to 12/31/2019	$18.85686	$19.53091	356,556
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.78193	$10.97936	364,312
01/01/2011 to 12/31/2011	$10.97936	$10.60593	310,209
01/01/2012 to 12/31/2012	$10.60593	$11.94067	351,268
01/01/2013 to 12/31/2013	$11.94067	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771
01/01/2018 to 12/31/2018	$18.87402	$17.52258	932,850
01/01/2019 to 12/31/2019	$17.52258	$21.20681	1,359,282

A-129

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$20.71416	$26.39075	88,762
01/01/2011 to 12/31/2011	$26.39075	$27.84886	75,280
01/01/2012 to 12/31/2012	$27.84886	$31.80172	92,654
01/01/2013 to 12/31/2013	$31.80172	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
01/01/2018 to 12/31/2018	$47.67631	$44.95306	51,481
01/01/2019 to 12/31/2019	$44.95306	$58.39609	46,577
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$17.40422	$19.49750	184,694
01/01/2011 to 12/31/2011	$19.49750	$18.49519	150,135
01/01/2012 to 12/31/2012	$18.49519	$21.40211	129,302
01/01/2013 to 12/31/2013	$21.40211	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438
01/01/2018 to 12/31/2018	$42.64461	$36.24151	106,010
01/01/2019 to 12/31/2019	$36.24151	$46.47188	107,070
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$20.36525	$21.60723	99,329
01/01/2011 to 12/31/2011	$21.60723	$19.43423	88,820
01/01/2012 to 12/31/2012	$19.43423	$23.45510	106,686
01/01/2013 to 12/31/2013	$23.45510	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
01/01/2018 to 12/31/2018	$30.94853	$25.28549	130,028
01/01/2019 to 12/31/2019	$25.28549	$31.84726	120,904
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$15.97101	$18.93443	364,357
01/01/2011 to 12/31/2011	$18.93443	$18.57408	314,477
01/01/2012 to 12/31/2012	$18.57408	$20.64367	298,859
01/01/2013 to 12/31/2013	$20.64367	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997
01/01/2018 to 12/31/2018	$45.83946	$44.15911	304,719
01/01/2019 to 12/31/2019	$44.15911	$57.54562	290,184
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$7.75095	$8.65441	303,538
01/01/2011 to 12/31/2011	$8.65441	$8.51702	270,926
01/01/2012 to 12/31/2012	$8.51702	$9.87231	195,704
01/01/2013 to 12/31/2013	$9.87231	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208
01/01/2018 to 12/31/2018	$19.92992	$20.15385	220,898
01/01/2019 to 12/31/2019	$20.15385	$27.49017	235,797

A-130

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$4.94864	$5.87050	288,663
01/01/2011 to 12/31/2011	$5.87050	$5.63884	242,754
01/01/2012 to 12/31/2012	$5.63884	$6.67744	295,653
01/01/2013 to 12/31/2013	$6.67744	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462
01/01/2018 to 12/31/2018	$11.40704	$10.80137	621,352
01/01/2019 to 12/31/2019	$10.80137	$13.91803	660,545
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$28.55300	$34.89213	147,445
01/01/2011 to 12/31/2011	$34.89213	$33.68548	125,064
01/01/2012 to 12/31/2012	$33.68548	$39.06036	118,486
01/01/2013 to 12/31/2013	$39.06036	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168
01/01/2018 to 12/31/2018	$76.51155	$63.28798	97,799
01/01/2019 to 12/31/2019	$63.28798	$75.82226	92,932
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.94265	$11.97851	203,990
01/01/2011 to 12/31/2011	$11.97851	$11.97699	173,004
01/01/2012 to 12/31/2012	$11.97699	$13.08726	274,996
01/01/2013 to 12/31/2013	$13.08726	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
01/01/2018 to 12/31/2018	$16.73327	$16.09460	620,067
01/01/2019 to 12/31/2019	$16.09460	$18.28231	656,877
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.91508	$13.01055	81,914
01/01/2011 to 12/31/2011	$13.01055	$11.19172	137,269
01/01/2012 to 12/31/2012	$11.19172	$13.30374	130,099
01/01/2013 to 12/31/2013	$13.30374	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
01/01/2018 to 12/31/2018	$26.05411	$22.99549	128,121
01/01/2019 to 12/31/2019	$22.99549	$31.07100	128,089
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$20.48991	$25.55800	142,958
01/01/2011 to 12/31/2011	$25.55800	$23.79052	125,180
01/01/2012 to 12/31/2012	$23.79052	$27.82968	104,650
01/01/2013 to 12/31/2013	$27.82968	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
01/01/2018 to 12/31/2018	$50.80672	$41.70798	100,361
01/01/2019 to 12/31/2019	$41.70798	$50.36634	90,240

A-131

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.73192	$11.94657	84,321
01/01/2011 to 12/31/2011	$11.94657	$11.76908	70,324
01/01/2012 to 12/31/2012	$11.76908	$13.21280	70,906
01/01/2013 to 12/31/2013	$13.21280	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551
01/01/2018 to 12/31/2018	$19.96351	$17.84384	88,314
01/01/2019 to 12/31/2019	$17.84384	$22.25316	585,828
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$17.48558	$18.30498	130,474
01/01/2011 to 12/31/2011	$18.30498	$18.86935	127,285
01/01/2012 to 12/31/2012	$18.86935	$19.65672	130,910
01/01/2013 to 12/31/2013	$19.65672	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155
01/01/2018 to 12/31/2018	$18.37684	$18.55587	118,555
01/01/2019 to 12/31/2019	$18.55587	$18.66503	136,761
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.88890	$14.54868	63,900
01/01/2011 to 12/31/2011	$14.54868	$13.90624	39,508
01/01/2012 to 12/31/2012	$13.90624	$16.30177	57,927
01/01/2013 to 12/31/2013	$16.30177	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
01/01/2018 to 12/31/2018	$29.78331	$24.61150	31,156
01/01/2019 to 12/31/2019	$24.61150	$29.03026	32,563
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.35775	$11.05377	13,807
01/01/2011 to 12/31/2011	$11.05377	$11.60263	26,245
01/01/2012 to 12/31/2012	$11.60263	$12.38854	38,757
01/01/2013 to 12/31/2013	$12.38854	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254
01/01/2018 to 12/31/2018	$14.07930	$13.62211	393,461
01/01/2019 to 12/31/2019	$13.62211	$15.14479	450,459
*Denotes the start date of these sub-accounts

A-132

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Qualified Beneficiary Continuation Option - 1.40% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.79831	$10.81708	6,859,093
01/01/2011 to 12/31/2011	$10.81708	$10.38228	5,711,531
01/01/2012 to 12/31/2012	$10.38228	$11.52309	4,919,010
01/01/2013 to 12/31/2013	$11.52309	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
01/01/2018 to 12/31/2018	$14.20671	$12.86718	6,259,360
01/01/2019 to 12/31/2019	$12.86718	$14.72391	5,536,253
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.04850	$11.12800	5,591,782
01/01/2011 to 12/31/2011	$11.12800	$10.83909	4,650,465
01/01/2012 to 12/31/2012	$10.83909	$12.02056	4,624,114
01/01/2013 to 12/31/2013	$12.02056	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
01/01/2018 to 12/31/2018	$17.23020	$16.14950	5,745,479
01/01/2019 to 12/31/2019	$16.14950	$19.01531	5,379,230
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$17.10139	$17.51939	10,893,336
01/01/2011 to 12/31/2011	$17.51939	$17.66265	8,916,345
01/01/2012 to 12/31/2012	$17.66265	$18.23283	7,531,093
01/01/2013 to 12/31/2013	$18.23283	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
01/01/2018 to 12/31/2018	$17.24996	$17.13398	3,463,246
01/01/2019 to 12/31/2019	$17.13398	$17.67486	3,330,585
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.62144	$10.75564	5,658,094
01/01/2011 to 12/31/2011	$10.75564	$10.34786	4,500,509
01/01/2012 to 12/31/2012	$10.34786	$11.60294	3,975,636
01/01/2013 to 12/31/2013	$11.60294	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
01/01/2018 to 12/31/2018	$17.97320	$16.61840	9,994,935
01/01/2019 to 12/31/2019	$16.61840	$20.03129	8,654,530

A-133

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$19.73162	$25.03747	2,054,835
01/01/2011 to 12/31/2011	$25.03747	$26.31435	1,636,127
01/01/2012 to 12/31/2012	$26.31435	$29.92769	1,447,772
01/01/2013 to 12/31/2013	$29.92769	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
01/01/2018 to 12/31/2018	$43.96916	$41.28906	583,093
01/01/2019 to 12/31/2019	$41.28906	$53.41975	517,363
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$17.31043	$19.31418	4,821,463
01/01/2011 to 12/31/2011	$19.31418	$18.24735	3,892,159
01/01/2012 to 12/31/2012	$18.24735	$21.02975	3,307,201
01/01/2013 to 12/31/2013	$21.02975	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
01/01/2018 to 12/31/2018	$41.06394	$34.75632	1,560,509
01/01/2019 to 12/31/2019	$34.75632	$44.38727	1,398,612
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$32.16453	$33.98828	2,383,365
01/01/2011 to 12/31/2011	$33.98828	$30.44657	1,957,140
01/01/2012 to 12/31/2012	$30.44657	$36.59713	1,679,191
01/01/2013 to 12/31/2013	$36.59713	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
01/01/2018 to 12/31/2018	$47.32249	$38.50595	867,932
01/01/2019 to 12/31/2019	$38.50595	$48.30270	761,508
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$15.21143	$17.96108	13,671,294
01/01/2011 to 12/31/2011	$17.96108	$17.54824	10,865,925
01/01/2012 to 12/31/2012	$17.54824	$19.42466	9,007,613
01/01/2013 to 12/31/2013	$19.42466	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
01/01/2018 to 12/31/2018	$42.26955	$40.55449	7,331,268
01/01/2019 to 12/31/2019	$40.55449	$52.63467	6,440,550
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$7.43685	$8.27021	12,292,529
01/01/2011 to 12/31/2011	$8.27021	$8.10610	10,114,014
01/01/2012 to 12/31/2012	$8.10610	$9.35791	8,473,688
01/01/2013 to 12/31/2013	$9.35791	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709
01/01/2018 to 12/31/2018	$18.51334	$18.64522	3,893,316
01/01/2019 to 12/31/2019	$18.64522	$25.32966	3,439,971

A-134

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$4.75836	$5.62196	6,101,814
01/01/2011 to 12/31/2011	$5.62196	$5.37833	4,535,367
01/01/2012 to 12/31/2012	$5.37833	$6.34316	3,777,430
01/01/2013 to 12/31/2013	$6.34316	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
01/01/2018 to 12/31/2018	$10.61894	$10.01412	10,727,702
01/01/2019 to 12/31/2019	$10.01412	$12.85141	9,266,517
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$28.05100	$34.14026	5,420,696
01/01/2011 to 12/31/2011	$34.14026	$32.82655	4,323,383
01/01/2012 to 12/31/2012	$32.82655	$37.91024	3,538,167
01/01/2013 to 12/31/2013	$37.91024	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
01/01/2018 to 12/31/2018	$72.77285	$59.95055	1,521,349
01/01/2019 to 12/31/2019	$59.95055	$71.53346	1,343,273
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.76349	$11.73478	5,322,609
01/01/2011 to 12/31/2011	$11.73478	$11.68598	5,359,826
01/01/2012 to 12/31/2012	$11.68598	$12.71758	5,429,828
01/01/2013 to 12/31/2013	$12.71758	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
01/01/2018 to 12/31/2018	$15.93508	$15.26462	6,058,564
01/01/2019 to 12/31/2019	$15.26462	$17.26955	5,375,267
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.55274	$12.48459	2,233,337
01/01/2011 to 12/31/2011	$12.48459	$10.69598	6,022,637
01/01/2012 to 12/31/2012	$10.69598	$12.66302	4,924,697
01/01/2013 to 12/31/2013	$12.66302	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
01/01/2018 to 12/31/2018	$24.30313	$21.36279	2,227,050
01/01/2019 to 12/31/2019	$21.36279	$28.74833	1,923,581
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$19.43917	$24.14936	4,383,068
01/01/2011 to 12/31/2011	$24.14936	$22.38867	3,448,221
01/01/2012 to 12/31/2012	$22.38867	$26.08383	2,840,903
01/01/2013 to 12/31/2013	$26.08383	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
01/01/2018 to 12/31/2018	$46.66633	$38.15322	1,225,607
01/01/2019 to 12/31/2019	$38.15322	$45.88763	1,088,105

A-135

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.33955	$11.46331	2,336,317
01/01/2011 to 12/31/2011	$11.46331	$11.24735	1,901,525
01/01/2012 to 12/31/2012	$11.24735	$12.57594	1,508,096
01/01/2013 to 12/31/2013	$12.57594	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139
01/01/2018 to 12/31/2018	$18.62075	$16.57594	580,362
01/01/2019 to 12/31/2019	$16.57594	$20.58841	6,552,217
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$16.28603	$16.98032	3,320,976
01/01/2011 to 12/31/2011	$16.98032	$17.43333	2,810,279
01/01/2012 to 12/31/2012	$17.43333	$18.08731	2,390,182
01/01/2013 to 12/31/2013	$18.08731	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
01/01/2018 to 12/31/2018	$16.57098	$16.66437	1,139,725
01/01/2019 to 12/31/2019	$16.66437	$16.69463	1,083,981
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.45433	$13.96046	1,567,706
01/01/2011 to 12/31/2011	$13.96046	$13.29015	1,252,740
01/01/2012 to 12/31/2012	$13.29015	$15.51644	1,045,623
01/01/2013 to 12/31/2013	$15.51644	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
01/01/2018 to 12/31/2018	$27.78102	$22.86353	446,219
01/01/2019 to 12/31/2019	$22.86353	$26.85937	387,825
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.26911	$10.91487	675,981
01/01/2011 to 12/31/2011	$10.91487	$11.41068	908,418
01/01/2012 to 12/31/2012	$11.41068	$12.13428	951,592
01/01/2013 to 12/31/2013	$12.13428	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
01/01/2018 to 12/31/2018	$13.51423	$13.02235	2,708,965
01/01/2019 to 12/31/2019	$13.02235	$14.41951	2,741,774
*Denotes the start date of these sub-accounts

A-136

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$606,032,365	$454,829,687	$129,946,119	$686,630,997
Net Assets	$—	$606,032,365	$454,829,687	$129,946,119	$686,630,997

NET ASSETS, representing:
Accumulation units	$—	$605,331,092	$454,720,232	$129,775,343	$686,577,284
Contracts in payout (annuitization) period	—	701,273	109,455	170,776	53,713
	$—	$606,032,365	$454,829,687	$129,946,119	$686,630,997

Units outstanding	—	13,440,860	39,170,263	2,450,197	29,386,228

Portfolio shares held	—	13,131,796	454,829,687	8,986,592	33,026,984
Portfolio net asset value per share	$—	$46.15	$1.00	$14.46	$20.79
Investment in portfolio shares, at cost	$—	$338,724,538	$454,829,687	$93,741,416	$491,647,458

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	4/26/2019**	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$7,757,330	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,804,515	8,381,281	5,773,944	1,673,149	9,427,537

NET INVESTMENT INCOME (LOSS)	(2,804,515)	(8,381,281)	1,983,386	(1,673,149)	(9,427,537)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	176,733,453	60,407,028	—	8,230,439	22,219,907
Net change in unrealized appreciation (depreciation) on investments	(95,448,397)	82,706,804	—	24,821,942	68,395,026
NET GAIN (LOSS) ON INVESTMENTS	81,285,056	143,113,832	—	33,052,381	90,614,933

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$78,480,541	$134,732,551	$1,983,386	$31,379,232	$81,187,396

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$683,295,113	$166,925,267	$229,609,536	$69,244,287	$209,773,154
Net Assets	$683,295,113	$166,925,267	$229,609,536	$69,244,287	$209,773,154

NET ASSETS, representing:
Accumulation units	$679,191,023	$165,586,074	$229,035,637	$68,748,550	$208,527,941
Contracts in payout (annuitization) period	4,104,090	1,339,193	573,899	495,737	1,245,213
	$683,295,113	$166,925,267	$229,609,536	$69,244,287	$209,773,154

Units outstanding	31,214,229	5,969,338	6,718,152	2,380,802	5,272,961

Portfolio shares held	39,680,320	14,668,301	9,515,522	2,700,635	7,241,048
Portfolio net asset value per share	$17.22	$11.38	$24.13	$25.64	$28.97
Investment in portfolio shares, at cost	$624,835,740	$150,864,709	$125,287,707	$56,072,830	$136,421,524

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	7,070,300	2,155,173	3,157,252	925,332	2,988,083

NET INVESTMENT INCOME (LOSS)	(7,070,300)	(2,155,173)	(3,157,252)	(925,332)	(2,988,083)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	20,159,031	9,017,345	21,502,497	2,126,390	16,260,780
Net change in unrealized appreciation (depreciation) on investments	50,170,034	13,379,953	45,889,758	9,137,580	24,310,605
NET GAIN (LOSS) ON INVESTMENTS	70,329,065	22,397,298	67,392,255	11,263,970	40,571,385

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$63,258,765	$20,242,125	$64,235,003	$10,338,638	$37,583,302

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$455,111,815	$170,091,440	$257,162,355	$863,935,538	$240,347,031
Net Assets	$455,111,815	$170,091,440	$257,162,355	$863,935,538	$240,347,031

NET ASSETS, representing:
Accumulation units	$454,062,435	$169,617,865	$255,852,485	$859,857,138	$239,785,589
Contracts in payout (annuitization) period	1,049,380	473,575	1,309,870	4,078,400	561,442
	$455,111,815	$170,091,440	$257,162,355	$863,935,538	$240,347,031

Units outstanding	25,435,004	3,303,427	8,593,431	19,750,867	8,372,935

Portfolio shares held	38,765,913	6,795,503	7,773,953	13,524,351	7,202,488
Portfolio net asset value per share	$11.74	$25.03	$33.08	$63.88	$33.37
Investment in portfolio shares, at cost	$295,485,652	$124,258,424	$163,397,169	$403,257,400	$108,268,110

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	6,141,947	2,198,913	3,693,087	12,243,505	3,255,955

NET INVESTMENT INCOME (LOSS)	(6,141,947)	(2,198,913)	(3,693,087)	(12,243,505)	(3,255,955)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,667,380	6,010,794	16,996,208	90,024,916	24,763,726
Net change in unrealized appreciation (depreciation) on investments	91,880,825	26,000,822	45,163,931	139,885,875	46,787,712
NET GAIN (LOSS) ON INVESTMENTS	115,548,205	32,011,616	62,160,139	229,910,791	71,551,438

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$109,406,258	$29,812,703	$58,467,052	$217,667,286	$68,295,483

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio
ASSETS
Investment in the portfolios, at fair value	$302,161,947	$159,836,869	$281,419,047	$1,052,390,049	$168,503,133
Net Assets	$302,161,947	$159,836,869	$281,419,047	$1,052,390,049	$168,503,133

NET ASSETS, representing:
Accumulation units	$300,819,014	$159,650,380	$280,278,480	$1,045,812,347	$166,969,302
Contracts in payout (annuitization) period	1,342,933	186,489	1,140,567	6,577,702	1,533,831
	$302,161,947	$159,836,869	$281,419,047	$1,052,390,049	$168,503,133

Units outstanding	5,809,717	3,946,411	19,028,490	50,846,911	5,103,827

Portfolio shares held	8,559,829	3,012,948	24,860,340	71,107,436	4,828,170
Portfolio net asset value per share	$35.30	$53.05	$11.32	$14.80	$34.90
Investment in portfolio shares, at cost	$188,855,166	$109,330,238	$262,502,910	$901,622,904	$111,536,601

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	4,084,012	2,180,609	4,008,629	14,751,212	2,181,312

NET INVESTMENT INCOME (LOSS)	(4,084,012)	(2,180,609)	(4,008,629)	(14,751,212)	(2,181,312)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,843,654	9,087,684	1,190,617	17,038,738	12,036,868
Net change in unrealized appreciation (depreciation) on investments	35,273,744	29,543,949	11,451,682	75,462,174	23,101,225
NET GAIN (LOSS) ON INVESTMENTS	55,117,398	38,631,633	12,642,299	92,500,912	35,138,093

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$51,033,386	$36,451,024	$8,633,670	$77,749,700	$32,956,781

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$115,904,514	$2,326,846,744	$109,332,291	$207,482,678	$160,499,441
Net Assets	$115,904,514	$2,326,846,744	$109,332,291	$207,482,678	$160,499,441

NET ASSETS, representing:
Accumulation units	$115,858,023	$2,326,813,813	$109,051,228	$206,556,369	$159,639,455
Contracts in payout (annuitization) period	46,491	32,931	281,063	926,309	859,986
	$115,904,514	$2,326,846,744	$109,332,291	$207,482,678	$160,499,441

Units outstanding	3,450,983	74,975,141	5,672,063	5,957,692	5,791,300

Portfolio shares held	5,146,737	69,437,384	5,094,701	8,602,101	4,962,877
Portfolio net asset value per share	$22.52	$33.51	$21.46	$24.12	$32.34
Investment in portfolio shares, at cost	$101,012,228	$1,519,973,612	$87,618,808	$143,645,471	$124,232,228

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,400,751	31,873,852	1,553,494	2,761,322	2,070,300

NET INVESTMENT INCOME (LOSS)	(1,400,751)	(31,873,852)	(1,553,494)	(2,761,322)	(2,070,300)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,254,416	93,675,283	3,616,471	10,663,358	4,601,772
Net change in unrealized appreciation (depreciation) on investments	14,348,342	327,488,873	15,324,428	40,954,767	31,642,489
NET GAIN (LOSS) ON INVESTMENTS	15,602,758	421,164,156	18,940,899	51,618,125	36,244,261

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$14,202,007	$389,290,304	$17,387,405	$48,856,803	$34,173,961

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$119,724,329	$317,474,855	$312,255,996	$4,167,400,669	$1,589,554,810
Net Assets	$119,724,329	$317,474,855	$312,255,996	$4,167,400,669	$1,589,554,810

NET ASSETS, representing:
Accumulation units	$119,052,197	$316,932,750	$312,255,996	$4,167,400,669	$1,589,008,412
Contracts in payout (annuitization) period	672,132	542,105	—	—	546,398
	$119,724,329	$317,474,855	$312,255,996	$4,167,400,669	$1,589,554,810

Units outstanding	7,501,472	10,912,920	18,448,099	207,219,958	107,878,088

Portfolio shares held	10,502,134	15,463,948	17,925,143	191,516,575	98,607,619
Portfolio net asset value per share	$11.40	$20.53	$17.42	$21.76	$16.12
Investment in portfolio shares, at cost	$113,557,861	$202,126,390	$234,119,392	$2,416,407,559	$1,197,973,050

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,707,512	4,546,047	4,243,399	60,997,381	23,404,169

NET INVESTMENT INCOME (LOSS)	(1,707,512)	(4,546,047)	(4,243,399)	(60,997,381)	(23,404,169)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	813,995	25,135,133	8,481,287	229,890,406	46,026,383
Net change in unrealized appreciation (depreciation) on investments	1,090,629	60,203,857	46,497,614	576,405,355	178,970,836
NET GAIN (LOSS) ON INVESTMENTS	1,904,624	85,338,990	54,978,901	806,295,761	224,997,219

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$197,112	$80,792,943	$50,735,502	$745,298,380	$201,593,050

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,377,594,638	$1,549,413,816	$663,762,118	$554,197,094	$527,524,947
Net Assets	$2,377,594,638	$1,549,413,816	$663,762,118	$554,197,094	$527,524,947

NET ASSETS, representing:
Accumulation units	$2,377,594,638	$1,549,413,816	$663,762,118	$554,197,094	$527,524,947
Contracts in payout (annuitization) period	—	—	—	—	—
	$2,377,594,638	$1,549,413,816	$663,762,118	$554,197,094	$527,524,947

Units outstanding	123,490,792	89,864,156	44,735,421	33,093,247	36,038,242

Portfolio shares held	116,093,488	85,792,570	41,589,105	30,771,632	34,523,884
Portfolio net asset value per share	$20.48	$18.06	$15.96	$18.01	$15.28
Investment in portfolio shares, at cost	$1,385,783,352	$1,084,593,654	$495,413,658	$386,654,219	$413,638,239

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	33,870,047	23,132,400	8,894,324	7,456,091	6,973,628

NET INVESTMENT INCOME (LOSS)	(33,870,047)	(23,132,400)	(8,894,324)	(7,456,091)	(6,973,628)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	104,402,813	53,160,638	22,276,013	20,388,439	15,505,189
Net change in unrealized appreciation (depreciation) on investments	305,795,679	157,560,958	81,983,783	72,700,673	57,450,274
NET GAIN (LOSS) ON INVESTMENTS	410,198,492	210,721,596	104,259,796	93,089,112	72,955,463

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$376,328,445	$187,589,196	$95,365,472	$85,633,021	$65,981,835

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$662,452,148	$947,055	$3,034,001	$487,983	$4,634,983
Net Assets	$662,452,148	$947,055	$3,034,001	$487,983	$4,634,983

NET ASSETS, representing:
Accumulation units	$661,124,788	$947,055	$3,034,001	$487,983	$4,477,160
Contracts in payout (annuitization) period	1,327,360	—	—	—	157,823
	$662,452,148	$947,055	$3,034,001	$487,983	$4,634,983

Units outstanding	45,586,442	40,295	101,369	9,231	224,275

Portfolio shares held	47,116,084	111,681	190,100	27,384	499,459
Portfolio net asset value per share	$14.06	$8.48	$15.96	$17.82	$9.28
Investment in portfolio shares, at cost	$577,267,638	$1,078,566	$2,597,831	$446,849	$3,687,779

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$14,151	$57,211	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	9,188,791	12,358	28,893	4,429	62,341

NET INVESTMENT INCOME (LOSS)	(9,188,791)	1,793	28,318	(4,429)	(62,341)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	44,550	134,683	91,265	—
Net realized gain (loss) on shares redeemed	13,373,688	(30,859)	131,872	46,568	346,420
Net change in unrealized appreciation (depreciation) on investments	61,322,822	205,858	227,350	3,367	965,574
NET GAIN (LOSS) ON INVESTMENTS	74,696,510	219,549	493,905	141,200	1,311,994

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$65,507,719	$221,342	$522,223	$136,771	$1,249,653

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials
ASSETS
Investment in the portfolios, at fair value	$7,612,501	$4,787,470	$2,482,731	$7,707,821	$4,824,129
Net Assets	$7,612,501	$4,787,470	$2,482,731	$7,707,821	$4,824,129

NET ASSETS, representing:
Accumulation units	$7,612,501	$4,787,470	$2,482,575	$7,707,821	$4,824,129
Contracts in payout (annuitization) period	—	—	156	—	—
	$7,612,501	$4,787,470	$2,482,731	$7,707,821	$4,824,129

Units outstanding	284,822	435,256	1,794,220	234,769	219,986

Portfolio shares held	122,486	166,579	93,759	101,246	74,550
Portfolio net asset value per share	$62.15	$28.74	$26.48	$76.13	$64.71
Investment in portfolio shares, at cost	$7,131,192	$4,214,290	$2,736,602	$6,930,108	$4,779,443

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$16,545	$40,768	$2,265	$—	$17,079

EXPENSES
Charges for mortality and expense risk,
and for administration	94,437	51,020	35,600	92,387	62,493

NET INVESTMENT INCOME (LOSS)	(77,892)	(10,252)	(33,335)	(92,387)	(45,414)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	29,592	149,247
Net realized gain (loss) on shares redeemed	176,978	(121,918)	(370,569)	(399,486)	(246,090)
Net change in unrealized appreciation (depreciation) on investments	1,361,573	1,357,881	(365,653)	1,504,900	882,022
NET GAIN (LOSS) ON INVESTMENTS	1,538,551	1,235,963	(736,222)	1,135,006	785,179

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,460,659	$1,225,711	$(769,557)	$1,042,619	$739,765

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas
ASSETS
Investment in the portfolios, at fair value	$9,038,611	$18,446,993	$9,798,494	$7,738,620	$7,962,266
Net Assets	$9,038,611	$18,446,993	$9,798,494	$7,738,620	$7,962,266

NET ASSETS, representing:
Accumulation units	$9,038,611	$18,446,993	$9,798,494	$7,722,400	$7,939,889
Contracts in payout (annuitization) period	—	—	—	16,220	22,377
	$9,038,611	$18,446,993	$9,798,494	$7,738,620	$7,962,266

Units outstanding	298,525	733,857	350,283	314,978	455,184

Portfolio shares held	557,595	344,032	118,097	160,519	266,653
Portfolio net asset value per share	$16.21	$53.62	$82.97	$48.21	$29.86
Investment in portfolio shares, at cost	$7,598,894	$18,163,198	$9,270,131	$8,439,509	$8,455,665

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$21,972	$45,877	$—	$102,682	$117,751

EXPENSES
Charges for mortality and expense risk,
and for administration	97,896	268,061	149,609	99,708	104,177

NET INVESTMENT INCOME (LOSS)	(75,924)	(222,184)	(149,609)	2,974	13,574

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	297,976	470,097	1,086,215	279,165
Net realized gain (loss) on shares redeemed	1,017,015	3,008,492	384,579	(418,837)	(1,143,853)
Net change in unrealized appreciation (depreciation) on investments	2,511,406	1,847,463	1,182,727	854,927	1,463,186
NET GAIN (LOSS) ON INVESTMENTS	3,528,421	5,153,931	2,037,403	1,522,305	598,498

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,452,497	$4,931,747	$1,887,794	$1,525,279	$612,072

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	Access VP High Yield Fund
ASSETS
Investment in the portfolios, at fair value	$8,785,773	$14,658,860	$7,072,074	$27,837,629	$8,454,577
Net Assets	$8,785,773	$14,658,860	$7,072,074	$27,837,629	$8,454,577

NET ASSETS, representing:
Accumulation units	$8,783,038	$14,658,860	$7,072,074	$27,798,779	$8,454,577
Contracts in payout (annuitization) period	2,735	—	—	38,850	—
	$8,785,773	$14,658,860	$7,072,074	$27,837,629	$8,454,577

Units outstanding	660,060	966,910	319,913	984,576	378,182

Portfolio shares held	373,863	318,256	260,482	371,614	294,482
Portfolio net asset value per share	$23.50	$46.06	$27.15	$74.91	$28.71
Investment in portfolio shares, at cost	$8,343,941	$12,994,434	$7,403,628	$27,047,880	$8,383,857
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	Access VP High Yield Fund
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$211,793	$70,422	$73,610	$—	$314,565

EXPENSES
Charges for mortality and expense risk,
and for administration	114,517	204,399	115,515	402,662	82,732

NET INVESTMENT INCOME (LOSS)	97,276	(133,977)	(41,905)	(402,662)	231,833

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	661,589	—	3,411,444	—
Net realized gain (loss) on shares redeemed	(187,855)	977,001	2,071,766	1,239,150	208,072
Net change in unrealized appreciation (depreciation) on investments	1,304,514	1,884,075	(748,123)	143,100	201,567
NET GAIN (LOSS) ON INVESTMENTS	1,116,659	3,522,665	1,323,643	4,793,694	409,639

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,213,935	$3,388,688	$1,281,738	$4,391,032	$641,472

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$8,637,965	$6,305,094	$4,864,129	$14,857,676	$19,403,993
Net Assets	$8,637,965	$6,305,094	$4,864,129	$14,857,676	$19,403,993

NET ASSETS, representing:
Accumulation units	$8,637,965	$6,305,094	$4,864,129	$14,842,349	$19,403,993
Contracts in payout (annuitization) period	—	—	—	15,327	—
	$8,637,965	$6,305,094	$4,864,129	$14,857,676	$19,403,993

Units outstanding	302,763	71,855	337,406	1,565,273	685,992

Portfolio shares held	108,996	146,290	88,342	595,737	449,896
Portfolio net asset value per share	$79.25	$43.10	$55.06	$24.94	$43.13
Investment in portfolio shares, at cost	$8,801,854	$6,270,084	$4,591,832	$13,775,442	$19,161,646

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$5,907	$3,905	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	115,555	89,586	63,257	137,887	219,490

NET INVESTMENT INCOME (LOSS)	(115,555)	(89,586)	(57,350)	(133,982)	(219,490)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,317,060	172,850	—	—	1,511,451
Net realized gain (loss) on shares redeemed	197,027	(265,884)	71,615	3,331,953	(910,241)
Net change in unrealized appreciation (depreciation) on investments	405,204	1,376,626	744,254	443,844	2,487,335
NET GAIN (LOSS) ON INVESTMENTS	1,919,291	1,283,592	815,869	3,775,797	3,088,545

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,803,736	$1,194,006	$758,519	$3,641,815	$2,869,055

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100
ASSETS
Investment in the portfolios, at fair value	$15,177,119	$2,723,413	$8,491,933	$1,757,774	$21,893,812
Net Assets	$15,177,119	$2,723,413	$8,491,933	$1,757,774	$21,893,812

NET ASSETS, representing:
Accumulation units	$15,154,098	$2,723,413	$8,491,933	$1,757,774	$21,803,493
Contracts in payout (annuitization) period	23,021	—	—	—	90,319
	$15,177,119	$2,723,413	$8,491,933	$1,757,774	$21,893,812

Units outstanding	562,546	155,500	273,202	1,390,675	819,099

Portfolio shares held	360,074	79,423	130,545	46,003	423,642
Portfolio net asset value per share	$42.15	$34.29	$65.05	$38.21	$51.68
Investment in portfolio shares, at cost	$14,457,998	$2,467,137	$8,394,033	$1,768,044	$20,835,945

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$21,059	$21,627	$143,106	$3,559	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	152,221	32,590	112,757	34,572	288,188

NET INVESTMENT INCOME (LOSS)	(131,162)	(10,963)	30,349	(31,013)	(288,188)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	349,063	315,182	389,680	85,227	210,142
Net realized gain (loss) on shares redeemed	(646,000)	(642,246)	591,388	(1,026,029)	4,561,637
Net change in unrealized appreciation (depreciation) on investments	2,240,283	664,452	798,133	238,495	2,001,307
NET GAIN (LOSS) ON INVESTMENTS	1,943,346	337,388	1,779,201	(702,307)	6,773,086

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,812,184	$326,425	$1,809,550	$(733,320)	$6,484,898

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap
ASSETS
Investment in the portfolios, at fair value	$3,314,607	$13,550,177	$35,163	$433,165	$103,188
Net Assets	$3,314,607	$13,550,177	$35,163	$433,165	$103,188

NET ASSETS, representing:
Accumulation units	$3,314,607	$13,550,177	$35,163	$433,165	$103,188
Contracts in payout (annuitization) period	—	—	—	—	—
	$3,314,607	$13,550,177	$35,163	$433,165	$103,188

Units outstanding	144,607	413,871	28,418	880,730	88,244

Portfolio shares held	54,687	377,969	1,267	13,579	10,117
Portfolio net asset value per share	$60.61	$35.85	$27.75	$31.90	$10.20
Investment in portfolio shares, at cost	$2,948,587	$14,232,819	$36,093	$479,235	$103,889

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$7,897	$—	$309	$746	$246

EXPENSES
Charges for mortality and expense risk,
and for administration	33,366	190,339	1,045	8,260	6,441

NET INVESTMENT INCOME (LOSS)	(25,469)	(190,339)	(736)	(7,514)	(6,195)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	230,084	1,727,191	—	—	21,880
Net realized gain (loss) on shares redeemed	146,811	(1,260,618)	(68,505)	(213,835)	(155,903)
Net change in unrealized appreciation (depreciation) on investments	663,089	1,779,331	11,982	(27,715)	(16,411)
NET GAIN (LOSS) ON INVESTMENTS	1,039,984	2,245,904	(56,523)	(241,550)	(150,434)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,014,515	$2,055,565	$(57,259)	$(249,064)	$(156,629)

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100
ASSETS
Investment in the portfolios, at fair value	$8,898,669	$9,171,741	$3,497,419	$10,300,754	$37,196,587
Net Assets	$8,898,669	$9,171,741	$3,497,419	$10,300,754	$37,196,587

NET ASSETS, representing:
Accumulation units	$8,898,669	$9,161,279	$3,497,419	$10,295,180	$37,196,587
Contracts in payout (annuitization) period	—	10,462	—	5,574	—
	$8,898,669	$9,171,741	$3,497,419	$10,300,754	$37,196,587

Units outstanding	360,010	458,306	337,444	209,065	2,456,232

Portfolio shares held	182,837	161,276	110,924	167,465	304,416
Portfolio net asset value per share	$48.67	$56.87	$31.53	$61.51	$122.19
Investment in portfolio shares, at cost	$8,602,187	$7,488,830	$3,427,299	$8,811,480	$25,966,551

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$111,231	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	122,184	96,527	52,208	128,050	575,084

NET INVESTMENT INCOME (LOSS)	(122,184)	(96,527)	59,023	(128,050)	(575,084)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	189,611	—	—	—
Net realized gain (loss) on shares redeemed	(695,520)	802,404	(54,852)	2,525,356	11,558,815
Net change in unrealized appreciation (depreciation) on investments	2,393,152	1,879,344	409,790	1,658,982	17,113,394
NET GAIN (LOSS) ON INVESTMENTS	1,697,632	2,871,359	354,938	4,184,338	28,672,209

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,575,448	$2,774,832	$413,961	$4,056,288	$28,097,125

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund
ASSETS
Investment in the portfolios, at fair value	$6,302,326	$20,591,375	$18,094,855	$13,042,039	$1,343,277
Net Assets	$6,302,326	$20,591,375	$18,094,855	$13,042,039	$1,343,277

NET ASSETS, representing:
Accumulation units	$6,302,326	$20,591,375	$18,040,875	$13,042,039	$1,343,277
Contracts in payout (annuitization) period	—	—	53,980	—	—
	$6,302,326	$20,591,375	$18,094,855	$13,042,039	$1,343,277

Units outstanding	224,669	767,654	640,199	658,336	67,536

Portfolio shares held	265,697	408,235	281,194	273,992	9,900
Portfolio net asset value per share	$23.72	$50.44	$64.35	$47.60	$135.68
Investment in portfolio shares, at cost	$5,765,001	$19,382,926	$18,731,926	$12,271,542	$454,388

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$293,681	$—	$113,431	$13,595

EXPENSES
Charges for mortality and expense risk,
and for administration	78,463	265,145	228,707	163,923	17,265

NET INVESTMENT INCOME (LOSS)	(78,463)	28,536	(228,707)	(50,492)	(3,670)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	1,102,691	4,205,861	1,173,311	—
Net realized gain (loss) on shares redeemed	(18,186)	955,838	(1,026,520)	184,486	134,680
Net change in unrealized appreciation (depreciation) on investments	2,325,671	1,486,985	884,489	1,632,086	300,539
NET GAIN (LOSS) ON INVESTMENTS	2,307,485	3,545,514	4,063,830	2,989,883	435,219

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,229,022	$3,574,050	$3,835,123	$2,939,391	$431,549

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)
ASSETS
Investment in the portfolios, at fair value	$9,142,628	$14,754	$27,310,385	$20,903,193	$16,818,460
Net Assets	$9,142,628	$14,754	$27,310,385	$20,903,193	$16,818,460

NET ASSETS, representing:
Accumulation units	$9,142,628	$14,754	$27,269,835	$20,899,284	$16,818,460
Contracts in payout (annuitization) period	—	—	40,550	3,909	—
	$9,142,628	$14,754	$27,310,385	$20,903,193	$16,818,460

Units outstanding	362,121	9,226	734,069	1,292,119	322,796

Portfolio shares held	187,119	267	903,420	767,653	818,417
Portfolio net asset value per share	$48.86	$55.29	$30.23	$27.23	$20.55
Investment in portfolio shares, at cost	$4,728,403	$35,747	$26,653,392	$15,999,232	$11,693,602

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$11,013	$136	$10,432	$—	$186,287

EXPENSES
Charges for mortality and expense risk,
and for administration	120,004	226	324,647	277,204	242,525

NET INVESTMENT INCOME (LOSS)	(108,991)	(90)	(314,215)	(277,204)	(56,238)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	199,126	—	579,812	1,753,400	1,064,830
Net realized gain (loss) on shares redeemed	599,847	(3,947)	(1,724,386)	1,161,532	1,310,951
Net change in unrealized appreciation (depreciation) on investments	1,835,201	(508)	8,205,865	3,266,408	595,451
NET GAIN (LOSS) ON INVESTMENTS	2,634,174	(4,455)	7,061,291	6,181,340	2,971,232

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,525,183	$(4,545)	$6,747,076	$5,904,136	$2,914,994

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
ASSETS
Investment in the portfolios, at fair value	$222,506	$1,305,128	$951,856,979	$4,098,140,931	$1,564,074,449
Net Assets	$222,506	$1,305,128	$951,856,979	$4,098,140,931	$1,564,074,449

NET ASSETS, representing:
Accumulation units	$222,506	$1,305,128	$951,856,979	$4,097,738,239	$1,564,074,449
Contracts in payout (annuitization) period	—	—	—	402,692	—
	$222,506	$1,305,128	$951,856,979	$4,098,140,931	$1,564,074,449

Units outstanding	21,853	42,102	60,265,076	242,580,072	77,641,709

Portfolio shares held	118,354	131,698	57,898,843	224,309,849	72,310,423
Portfolio net asset value per share	$1.88	$9.91	$16.44	$18.27	$21.63
Investment in portfolio shares, at cost	$357,590	$1,258,899	$650,274,067	$3,238,637,027	$927,329,384

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$7,951	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,208	17,702	13,480,749	56,025,355	22,239,046

NET INVESTMENT INCOME (LOSS)	4,743	(17,702)	(13,480,749)	(56,025,355)	(22,239,046)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	88,525	200,429	—	—	—
Net realized gain (loss) on shares redeemed	(35,708)	43,520	30,836,149	80,773,319	74,651,589
Net change in unrealized appreciation (depreciation) on investments	(28,211)	33,605	133,167,757	591,715,789	221,880,339
NET GAIN (LOSS) ON INVESTMENTS	24,606	277,554	164,003,906	672,489,108	296,531,928

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$29,349	$259,852	$150,523,157	$616,463,753	$274,292,882

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020
ASSETS
Investment in the portfolios, at fair value	$1,180,706,297	$—	$31,937,373	$105,001,939	$69,369,109
Net Assets	$1,180,706,297	$—	$31,937,373	$105,001,939	$69,369,109

NET ASSETS, representing:
Accumulation units	$1,180,706,297	$—	$31,937,373	$105,001,939	$69,369,109
Contracts in payout (annuitization) period	—	—	—	—	—
	$1,180,706,297	$—	$31,937,373	$105,001,939	$69,369,109

Units outstanding	67,175,981	—	1,862,221	9,956,241	6,274,614

Portfolio shares held	141,911,815	—	2,137,709	10,660,095	9,770,297
Portfolio net asset value per share	$8.32	$—	$14.94	$9.85	$7.10
Investment in portfolio shares, at cost	$1,101,871,489	$—	$25,388,886	$92,329,364	$67,723,797

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019**	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	24,067,857	651,927	397,161	1,327,829	1,038,113

NET INVESTMENT INCOME (LOSS)	(24,067,857)	(651,927)	(397,161)	(1,327,829)	(1,038,113)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	153,819,825	1,577,691	930,041	2,825,172	478,093
Net change in unrealized appreciation (depreciation) on investments	33,379,925	(727,299)	5,630,656	8,828,169	1,301,963
NET GAIN (LOSS) ON INVESTMENTS	187,199,750	850,392	6,560,697	11,653,341	1,780,056

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$163,131,893	$198,465	$6,163,536	$10,325,512	$741,943

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$85,765,977	$20,018,643	$2,489,431	$17,420,596	$12,734,420
Net Assets	$85,765,977	$20,018,643	$2,489,431	$17,420,596	$12,734,420

NET ASSETS, representing:
Accumulation units	$85,765,977	$20,018,643	$2,489,431	$17,351,777	$12,700,483
Contracts in payout (annuitization) period	—	—	—	68,819	33,937
	$85,765,977	$20,018,643	$2,489,431	$17,420,596	$12,734,420

Units outstanding	2,546,461	1,544,623	74,385	488,130	451,170

Portfolio shares held	2,117,156	1,287,373	81,487	546,271	1,237,553
Portfolio net asset value per share	$40.51	$15.55	$30.55	$31.89	$10.29
Investment in portfolio shares, at cost	$61,669,688	$18,842,736	$2,107,595	$14,611,629	$12,598,297

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,087,414	623,849	33,422	211,716	169,046

NET INVESTMENT INCOME (LOSS)	(1,087,414)	(623,849)	(33,422)	(211,716)	(169,046)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	282,023	1,991,890	2,090,693
Net realized gain (loss) on shares redeemed	5,944,508	683,686	53,069	699,085	73,296
Net change in unrealized appreciation (depreciation) on investments	15,525,095	922,869	401,126	2,248,258	646,784
NET GAIN (LOSS) ON INVESTMENTS	21,469,603	1,606,555	736,218	4,939,233	2,810,773

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$20,382,189	$982,706	$702,796	$4,727,517	$2,641,727

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$9,518,144	$22,267,074	$91,509,647	$105,245,827	$19,684,213
Net Assets	$9,518,144	$22,267,074	$91,509,647	$105,245,827	$19,684,213

NET ASSETS, representing:
Accumulation units	$9,150,914	$22,267,074	$91,509,647	$105,245,827	$19,665,627
Contracts in payout (annuitization) period	367,230	—	—	—	18,586
	$9,518,144	$22,267,074	$91,509,647	$105,245,827	$19,684,213

Units outstanding	489,395	1,829,967	5,310,754	7,572,409	924,127

Portfolio shares held	5,229,750	1,548,475	4,836,662	6,737,889	722,887
Portfolio net asset value per share	$1.82	$14.38	$18.92	$15.62	$27.23
Investment in portfolio shares, at cost	$14,559,083	$20,732,661	$68,739,824	$86,114,287	$18,583,458
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$394,110	$—	$—	$—	$550,592

EXPENSES
Charges for mortality and expense risk,
and for administration	121,563	533,680	1,228,587	1,591,783	255,384

NET INVESTMENT INCOME (LOSS)	272,547	(533,680)	(1,228,587)	(1,591,783)	295,208

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,979,295	—	—	—	1,021,793
Net realized gain (loss) on shares redeemed	(2,421,838)	337,064	9,906,899	3,767,819	814,658
Net change in unrealized appreciation (depreciation) on investments	(607,297)	1,351,364	10,272,647	13,327,868	2,106,101
NET GAIN (LOSS) ON INVESTMENTS	950,160	1,688,428	20,179,546	17,095,687	3,942,552

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,222,707	$1,154,748	$18,950,959	$15,503,904	$4,237,760

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$318,080	$5,211,409	$2,467,249	$4,682,067	$113,555,429
Net Assets	$318,080	$5,211,409	$2,467,249	$4,682,067	$113,555,429

NET ASSETS, representing:
Accumulation units	$318,080	$5,211,409	$2,467,249	$4,682,067	$113,555,429
Contracts in payout (annuitization) period	—	—	—	—	—
	$318,080	$5,211,409	$2,467,249	$4,682,067	$113,555,429

Units outstanding	27,804	194,912	94,842	183,717	9,438,867

Portfolio shares held	29,951	238,181	92,893	175,490	8,480,614
Portfolio net asset value per share	$10.62	$21.88	$26.56	$26.68	$13.39
Investment in portfolio shares, at cost	$309,176	$1,834,371	$2,228,015	$3,790,712	$103,691,203

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$8,645	$—	$13,852	$12,807	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,161	47,527	35,120	63,509	1,437,180

NET INVESTMENT INCOME (LOSS)	5,484	(47,527)	(21,268)	(50,702)	(1,437,180)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	286,293	510,299	—
Net realized gain (loss) on shares redeemed	153	226,484	176,756	222,736	1,958,643
Net change in unrealized appreciation (depreciation) on investments	11,638	1,199,147	195,615	471,080	7,466,365
NET GAIN (LOSS) ON INVESTMENTS	11,791	1,425,631	658,664	1,204,115	9,425,008

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$17,275	$1,378,104	$637,396	$1,153,413	$7,987,828

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$22,613,599	$159,067,472	$3,450,087	$71,879,469	$14,100,586
Net Assets	$22,613,599	$159,067,472	$3,450,087	$71,879,469	$14,100,586

NET ASSETS, representing:
Accumulation units	$22,613,599	$158,242,400	$3,450,087	$71,879,469	$14,051,447
Contracts in payout (annuitization) period	—	825,072	—	—	49,139
	$22,613,599	$159,067,472	$3,450,087	$71,879,469	$14,100,586

Units outstanding	2,079,666	10,054,299	301,519	3,384,328	671,935

Portfolio shares held	1,867,349	9,131,313	282,331	3,077,032	2,582,525
Portfolio net asset value per share	$12.11	$17.42	$12.22	$23.36	$5.46
Investment in portfolio shares, at cost	$21,005,050	$112,125,408	$3,175,496	$56,214,553	$13,961,797

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	395,281	2,165,915	24,226	876,238	177,848

NET INVESTMENT INCOME (LOSS)	(395,281)	(2,165,915)	(24,226)	(876,238)	(177,848)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	1,952,567
Net realized gain (loss) on shares redeemed	40,452	5,748,441	14,044	2,569,179	(8,835)
Net change in unrealized appreciation (depreciation) on investments	1,611,262	24,306,317	366,262	13,514,164	1,870,234
NET GAIN (LOSS) ON INVESTMENTS	1,651,714	30,054,758	380,306	16,083,343	3,813,966

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,256,433	$27,888,843	$356,080	$15,207,105	$3,636,118

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$17,059,578	$2,451,380	$63,987,411	$748,752	$164,652
Net Assets	$17,059,578	$2,451,380	$63,987,411	$748,752	$164,652

NET ASSETS, representing:
Accumulation units	$17,059,578	$2,451,380	$63,987,411	$748,752	$164,652
Contracts in payout (annuitization) period	—	—	—	—	—
	$17,059,578	$2,451,380	$63,987,411	$748,752	$164,652

Units outstanding	1,666,055	215,916	3,183,083	77,109	12,691

Portfolio shares held	1,461,832	200,276	2,908,519	748,752	21,551
Portfolio net asset value per share	$11.67	$12.24	$22.00	$1.00	$7.64
Investment in portfolio shares, at cost	$15,611,124	$2,521,133	$47,032,528	$748,752	$180,562

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$15,080	$8,137

EXPENSES
Charges for mortality and expense risk,
and for administration	721,958	29,037	815,119	8,191	1,598

NET INVESTMENT INCOME (LOSS)	(721,958)	(29,037)	(815,119)	6,889	6,539

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	327	—
Net realized gain (loss) on shares redeemed	3,376,121	(43,088)	2,873,441	—	(1,693)
Net change in unrealized appreciation (depreciation) on investments	93,709	483,616	12,167,437	—	17,423
NET GAIN (LOSS) ON INVESTMENTS	3,469,830	440,528	15,040,878	327	15,730

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,747,872	$411,491	$14,225,759	$7,216	$22,269

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027
ASSETS
Investment in the portfolios, at fair value	$3,660,082	$3,013,200	$25,282,545	$84,521,276	$61,041,292
Net Assets	$3,660,082	$3,013,200	$25,282,545	$84,521,276	$61,041,292

NET ASSETS, representing:
Accumulation units	$3,660,082	$3,013,200	$25,282,545	$84,521,276	$61,041,292
Contracts in payout (annuitization) period	—	—	—	—	—
	$3,660,082	$3,013,200	$25,282,545	$84,521,276	$61,041,292

Units outstanding	193,027	153,135	2,157,443	7,986,633	5,789,539

Portfolio shares held	177,415	139,371	1,912,447	7,336,916	5,406,669
Portfolio net asset value per share	$20.63	$21.62	$13.22	$11.52	$11.29
Investment in portfolio shares, at cost	$3,030,517	$2,480,411	$23,231,203	$77,289,859	$52,949,570

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	52,425	43,345	976,413	1,527,285	1,506,965

NET INVESTMENT INCOME (LOSS)	(52,425)	(43,345)	(976,413)	(1,527,285)	(1,506,965)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	328,485	242,755	5,429,337	3,429,959	5,485,640
Net change in unrealized appreciation (depreciation) on investments	441,850	432,429	(596,387)	4,662,780	4,645,262
NET GAIN (LOSS) ON INVESTMENTS	770,335	675,184	4,832,950	8,092,739	10,130,902

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$717,910	$631,839	$3,856,537	$6,565,454	$8,623,937

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030
ASSETS
Investment in the portfolios, at fair value	$29,747,417	$11,171,295	$25,527,755	$16,373,110
Net Assets	$29,747,417	$11,171,295	$25,527,755	$16,373,110

NET ASSETS, representing:
Accumulation units	$29,737,101	$11,171,295	$25,527,755	$16,373,110
Contracts in payout (annuitization) period	10,316	—	—	—
	$29,747,417	$11,171,295	$25,527,755	$16,373,110

Units outstanding	2,229,825	1,044,069	2,378,772	1,454,302

Portfolio shares held	2,243,395	1,000,116	2,310,204	1,431,216
Portfolio net asset value per share	$13.26	$11.17	$11.05	$11.44
Investment in portfolio shares, at cost	$24,707,326	$10,066,434	$25,295,887	$16,615,476

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030
	1/1/2019	1/1/2019	1/1/2019	1/2/2019*
	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$588,054	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	372,056	333,822	255,093	119,989

NET INVESTMENT INCOME (LOSS)	215,998	(333,822)	(255,093)	(119,989)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	1,079,591	3,307,188	874,814	62,417
Net change in unrealized appreciation (depreciation) on investments	4,040,394	(579,032)	63,911	(242,366)
NET GAIN (LOSS) ON INVESTMENTS	5,119,985	2,728,156	938,725	(179,949)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,335,983	$2,394,334	$683,632	$(299,938)

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	4/26/2019**	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,804,515)	$(8,381,281)	$1,983,386	$(1,673,149)	$(9,427,537)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	176,733,453	60,407,028	—	8,230,439	22,219,907
Net change in unrealized appreciation (depreciation) on investments	(95,448,397)	82,706,804	—	24,821,942	68,395,026
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	78,480,541	134,732,551	1,983,386	31,379,232	81,187,396

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	599,035	811,772	6,520,305	449,901	239,319
Annuity payments	(301,513)	(624,403)	(3,653,808)	(427,348)	(611,346)
Surrenders, withdrawals and death benefits	(20,573,528)	(62,313,555)	(602,418,902)	(11,176,542)	(63,048,636)
Net transfers between other subaccounts
or fixed rate option	(603,636,483)	16,994,442	554,790,528	4,440,720	64,011,445
Miscellaneous transactions	62,392	47,475	(4,978)	2,373	(3,643)
Other charges	(565,064)	(3,601,464)	(968,835)	(724,346)	(5,074,598)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(624,415,161)	(48,685,733)	(45,735,690)	(7,435,242)	(4,487,459)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(545,934,620)	86,046,818	(43,752,304)	23,943,990	76,699,937

NET ASSETS
Beginning of period	545,934,620	519,985,547	498,581,991	106,002,129	609,931,060
End of period	$—	$606,032,365	$454,829,687	$129,946,119	$686,630,997

Beginning units	23,440,988	15,214,913	43,994,532	2,630,202	32,036,351
Units issued	796,670	2,691,520	40,275,313	547,824	6,120,492
Units redeemed	(24,237,658)	(4,465,573)	(45,099,582)	(727,829)	(8,770,615)
Ending units	—	13,440,860	39,170,263	2,450,197	29,386,228

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(7,070,300)	$(2,155,173)	$(3,157,252)	$(925,332)	$(2,988,083)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	20,159,031	9,017,345	21,502,497	2,126,390	16,260,780
Net change in unrealized appreciation (depreciation) on investments	50,170,034	13,379,953	45,889,758	9,137,580	24,310,605
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	63,258,765	20,242,125	64,235,003	10,338,638	37,583,302

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,673,915	697,171	810,729	102,300	657,974
Annuity payments	(702,259)	(481,003)	(614,101)	(122,395)	(366,819)
Surrenders, withdrawals and death benefits	(50,985,697)	(16,428,470)	(20,656,728)	(6,543,075)	(23,061,496)
Net transfers between other subaccounts
or fixed rate option	596,689,279	25,477,194	(3,191,728)	7,667,624	3,502,860
Miscellaneous transactions	(204)	(126)	15,422	2,004	9,665
Other charges	(1,765,883)	(692,200)	(942,403)	(413,566)	(631,138)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	544,909,151	8,572,566	(24,578,809)	692,892	(19,888,954)

TOTAL INCREASE (DECREASE) IN NET ASSETS	608,167,916	28,814,691	39,656,194	11,031,530	17,694,348

NET ASSETS
Beginning of period	75,127,197	138,110,576	189,953,342	58,212,757	192,078,806
End of period	$683,295,113	$166,925,267	$229,609,536	$69,244,287	$209,773,154

Beginning units	4,141,894	5,738,345	7,440,692	2,380,395	5,927,655
Units issued	32,476,836	2,992,415	881,807	622,339	655,524
Units redeemed	(5,404,501)	(2,761,422)	(1,604,347)	(621,932)	(1,310,218)
Ending units	31,214,229	5,969,338	6,718,152	2,380,802	5,272,961

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(6,141,947)	$(2,198,913)	$(3,693,087)	$(12,243,505)	$(3,255,955)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,667,380	6,010,794	16,996,208	90,024,916	24,763,726
Net change in unrealized appreciation (depreciation) on investments	91,880,825	26,000,822	45,163,931	139,885,875	46,787,712
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	109,406,258	29,812,703	58,467,052	217,667,286	68,295,483

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,746,378	487,300	601,508	2,481,159	658,645
Annuity payments	(798,101)	(395,958)	(509,159)	(2,137,882)	(708,277)
Surrenders, withdrawals and death benefits	(48,309,939)	(14,522,908)	(25,884,547)	(90,464,912)	(23,779,194)
Net transfers between other subaccounts
or fixed rate option	10,051,094	16,042,222	10,993,484	(27,374,359)	1,067,741
Miscellaneous transactions	48,780	10,123	16,609	30,466	(2,588)
Other charges	(2,285,413)	(1,110,277)	(1,043,700)	(2,028,871)	(930,858)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(39,547,201)	510,502	(15,825,805)	(119,494,399)	(23,694,531)

TOTAL INCREASE (DECREASE) IN NET ASSETS	69,859,057	30,323,205	42,641,247	98,172,887	44,600,952

NET ASSETS
Beginning of period	385,252,758	139,768,235	214,521,108	765,762,651	195,746,079
End of period	$455,111,815	$170,091,440	$257,162,355	$863,935,538	$240,347,031

Beginning units	26,547,342	3,453,316	9,571,637	23,113,213	9,276,588
Units issued	4,529,509	868,561	1,256,100	1,273,612	1,148,907
Units redeemed	(5,641,847)	(1,018,450)	(2,234,306)	(4,635,958)	(2,052,560)
Ending units	25,435,004	3,303,427	8,593,431	19,750,867	8,372,935

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,084,012)	$(2,180,609)	$(4,008,629)	$(14,751,212)	$(2,181,312)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,843,654	9,087,684	1,190,617	17,038,738	12,036,868
Net change in unrealized appreciation (depreciation) on investments	35,273,744	29,543,949	11,451,682	75,462,174	23,101,225
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	51,033,386	36,451,024	8,633,670	77,749,700	32,956,781

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	714,319	244,872	3,376,047	1,690,092	405,031
Annuity payments	(362,797)	(215,316)	(1,021,489)	(2,215,528)	(399,405)
Surrenders, withdrawals and death benefits	(28,380,509)	(15,571,248)	(34,007,902)	(105,802,551)	(18,433,272)
Net transfers between other subaccounts
or fixed rate option	13,129,110	13,250,113	32,624,078	115,979,130	7,465,776
Miscellaneous transactions	20,654	18,291	(1,697)	1,312	8,520
Other charges	(1,231,267)	(916,260)	(620,518)	(7,155,415)	(901,028)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(16,110,490)	(3,189,548)	348,519	2,497,040	(11,854,378)

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,922,896	33,261,476	8,982,189	80,246,740	21,102,403

NET ASSETS
Beginning of period	267,239,051	126,575,393	272,436,858	972,143,309	147,400,730
End of period	$302,161,947	$159,836,869	$281,419,047	$1,052,390,049	$168,503,133

Beginning units	6,355,547	4,256,072	19,133,021	53,190,610	5,574,956
Units issued	900,511	1,020,737	3,693,815	9,760,012	1,124,946
Units redeemed	(1,446,341)	(1,330,398)	(3,798,346)	(12,103,711)	(1,596,075)
Ending units	5,809,717	3,946,411	19,028,490	50,846,911	5,103,827

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,400,751)	$(31,873,852)	$(1,553,494)	$(2,761,322)	$(2,070,300)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,254,416	93,675,283	3,616,471	10,663,358	4,601,772
Net change in unrealized appreciation (depreciation) on investments	14,348,342	327,488,873	15,324,428	40,954,767	31,642,489
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	14,202,007	389,290,304	17,387,405	48,856,803	34,173,961

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	265,143	5,568,857	99,943	674,028	378,952
Annuity payments	(117,849)	(1,510,928)	(231,426)	(162,109)	(222,733)
Surrenders, withdrawals and death benefits	(9,272,864)	(210,855,389)	(10,127,989)	(21,861,556)	(13,136,403)
Net transfers between other subaccounts
or fixed rate option	23,743,724	109,731,423	5,975,064	8,075,603	7,079,993
Miscellaneous transactions	1,315	(36,747)	3,234	22,372	4,154
Other charges	(853,532)	(16,696,304)	(539,964)	(1,391,562)	(957,159)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	13,765,937	(113,799,088)	(4,821,138)	(14,643,224)	(6,853,196)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,967,944	275,491,216	12,566,267	34,213,579	27,320,765

NET ASSETS
Beginning of period	87,936,570	2,051,355,528	96,766,024	173,269,099	133,178,676
End of period	$115,904,514	$2,326,846,744	$109,332,291	$207,482,678	$160,499,441

Beginning units	3,167,075	84,099,435	6,035,787	6,421,790	6,220,443
Units issued	1,329,250	10,164,408	821,790	1,631,304	1,271,593
Units redeemed	(1,045,342)	(19,288,702)	(1,185,514)	(2,095,402)	(1,700,736)
Ending units	3,450,983	74,975,141	5,672,063	5,957,692	5,791,300

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,707,512)	$(4,546,047)	$(4,243,399)	$(60,997,381)	$(23,404,169)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	813,995	25,135,133	8,481,287	229,890,406	46,026,383
Net change in unrealized appreciation (depreciation) on investments	1,090,629	60,203,857	46,497,614	576,405,355	178,970,836
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	197,112	80,792,943	50,735,502	745,298,380	201,593,050

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	692,285	589,893	716,039	5,050,311	1,455,612
Annuity payments	(232,095)	(620,502)	(115,173)	(3,719,642)	(1,279,321)
Surrenders, withdrawals and death benefits	(12,907,322)	(32,090,975)	(27,806,079)	(410,829,147)	(138,908,097)
Net transfers between other subaccounts
or fixed rate option	15,347,529	(13,151,534)	28,580,935	142,237,540	160,450,728
Miscellaneous transactions	(1,358)	4,734	3,006	118,478	11,990
Other charges	(465,027)	(942,613)	(2,073,615)	(24,191,830)	(9,593,157)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,434,012	(46,210,997)	(694,887)	(291,334,290)	12,137,755

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,631,124	34,581,946	50,040,615	453,964,090	213,730,805

NET ASSETS
Beginning of period	117,093,205	282,892,909	262,215,381	3,713,436,579	1,375,824,005
End of period	$119,724,329	$317,474,855	$312,255,996	$4,167,400,669	$1,589,554,810

Beginning units	7,411,585	12,754,247	18,683,451	225,445,464	108,320,866
Units issued	1,720,042	913,995	4,123,878	28,623,199	20,891,330
Units redeemed	(1,630,155)	(2,755,322)	(4,359,230)	(46,848,705)	(21,334,108)
Ending units	7,501,472	10,912,920	18,448,099	207,219,958	107,878,088
The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(33,870,047)	$(23,132,400)	$(8,894,324)	$(7,456,091)	$(6,973,628)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	104,402,813	53,160,638	22,276,013	20,388,439	15,505,189
Net change in unrealized appreciation (depreciation) on investments	305,795,679	157,560,958	81,983,783	72,700,673	57,450,274
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	376,328,445	187,589,196	95,365,472	85,633,021	65,981,835

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,389,529	3,589,199	161,058	477,719	249,353
Annuity payments	(2,319,148)	(4,310,791)	(688,583)	(155,467)	(326,122)
Surrenders, withdrawals and death benefits	(219,746,983)	(194,002,426)	(57,034,257)	(42,425,496)	(42,605,726)
Net transfers between other subaccounts
or fixed rate option	64,594,469	113,675,365	67,681,201	40,345,223	73,738,596
Miscellaneous transactions	(1,088)	(6,966)	2,637	(12,194)	1,122
Other charges	(16,561,858)	(9,671,197)	(5,854,362)	(4,983,047)	(4,751,712)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(167,645,079)	(90,726,816)	4,267,694	(6,753,262)	26,305,511

TOTAL INCREASE (DECREASE) IN NET ASSETS	208,683,366	96,862,380	99,633,166	78,879,759	92,287,346

NET ASSETS
Beginning of period	2,168,911,272	1,452,551,436	564,128,952	475,317,335	435,237,601
End of period	$2,377,594,638	$1,549,413,816	$663,762,118	$554,197,094	$527,524,947

Beginning units	134,639,676	96,607,153	45,094,996	34,094,571	34,687,105
Units issued	17,317,535	15,825,800	11,354,474	8,018,909	10,659,011
Units redeemed	(28,466,419)	(22,568,797)	(11,714,049)	(9,020,233)	(9,307,874)
Ending units	123,490,792	89,864,156	44,735,421	33,093,247	36,038,242

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(9,188,791)	$1,793	$28,318	$(4,429)	$(62,341)
Capital gains distributions received	—	44,550	134,683	91,265	—
Net realized gain (loss) on shares redeemed	13,373,688	(30,859)	131,872	46,568	346,420
Net change in unrealized appreciation (depreciation) on investments	61,322,822	205,858	227,350	3,367	965,574
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	65,507,719	221,342	522,223	136,771	1,249,653

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,444,343	3,957	2,069	185	16,340
Annuity payments	(934,386)	—	(65,739)	—	(28,258)
Surrenders, withdrawals and death benefits	(70,175,568)	(64,922)	(151,967)	(21,777)	(686,257)
Net transfers between other subaccounts
or fixed rate option	80,820,686	10,857	(89,415)	—	(265,865)
Miscellaneous transactions	2,391	—	(9)	4,154	(100)
Other charges	(4,641,779)	(2,645)	(2,122)	(398)	(5,695)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	6,515,687	(52,753)	(307,183)	(17,836)	(969,835)

TOTAL INCREASE (DECREASE) IN NET ASSETS	72,023,406	168,589	215,040	118,935	279,818

NET ASSETS
Beginning of period	590,428,742	778,466	2,818,961	369,048	4,355,165
End of period	$662,452,148	$947,055	$3,034,001	$487,983	$4,634,983

Beginning units	45,511,006	42,981	112,949	9,724	277,363
Units issued	10,929,260	809	1,379	2,465	42,398
Units redeemed	(10,853,824)	(3,495)	(12,959)	(2,958)	(95,486)
Ending units	45,586,442	40,295	101,369	9,231	224,275

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(77,892)	$(10,252)	$(33,335)	$(92,387)	$(45,414)
Capital gains distributions received	—	—	—	29,592	149,247
Net realized gain (loss) on shares redeemed	176,978	(121,918)	(370,569)	(399,486)	(246,090)
Net change in unrealized appreciation (depreciation) on investments	1,361,573	1,357,881	(365,653)	1,504,900	882,022
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,460,659	1,225,711	(769,557)	1,042,619	739,765

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	20,217	3,240	11,238	17,141	34,863
Annuity payments	(7,024)	(9,432)	(1,601)	(15,600)	—
Surrenders, withdrawals and death benefits	(671,395)	(555,888)	(90,826)	(672,989)	(772,497)
Net transfers between other subaccounts
or fixed rate option	773,084	255,832	715,539	(722,570)	(216,377)
Miscellaneous transactions	84	(184)	(48)	141	(371)
Other charges	(22,941)	(2,154)	(2,123)	(4,207)	(4,921)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	92,025	(308,586)	632,179	(1,398,084)	(959,303)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,552,684	917,125	(137,378)	(355,465)	(219,538)

NET ASSETS
Beginning of period	6,059,817	3,870,345	2,620,109	8,063,286	5,043,667
End of period	$7,612,501	$4,787,470	$2,482,731	$7,707,821	$4,824,129

Beginning units	285,038	473,641	1,452,405	278,810	270,450
Units issued	144,307	438,760	4,224,333	481,716	129,501
Units redeemed	(144,523)	(477,145)	(3,882,518)	(525,757)	(179,965)
Ending units	284,822	435,256	1,794,220	234,769	219,986

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(75,924)	$(222,184)	$(149,609)	$2,974	$13,574
Capital gains distributions received	—	297,976	470,097	1,086,215	279,165
Net realized gain (loss) on shares redeemed	1,017,015	3,008,492	384,579	(418,837)	(1,143,853)
Net change in unrealized appreciation (depreciation) on investments	2,511,406	1,847,463	1,182,727	854,927	1,463,186
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,452,497	4,931,747	1,887,794	1,525,279	612,072

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,240	37,753	9,658	2,378	77,370
Annuity payments	(49,677)	(84,589)	(13,612)	(18,686)	(3,290)
Surrenders, withdrawals and death benefits	(841,332)	(2,192,959)	(969,501)	(539,588)	(1,120,741)
Net transfers between other subaccounts
or fixed rate option	(528,045)	(10,695,877)	367,125	758,948	(183,893)
Miscellaneous transactions	(3)	(190)	1,727	(15)	79
Other charges	(3,686)	(22,470)	(68,975)	(40,726)	(10,855)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,415,503)	(12,958,332)	(673,578)	162,311	(1,241,330)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,036,994	(8,026,585)	1,214,216	1,687,590	(629,258)

NET ASSETS
Beginning of period	7,001,617	26,473,578	8,584,278	6,051,030	8,591,524
End of period	$9,038,611	$18,446,993	$9,798,494	$7,738,620	$7,962,266

Beginning units	361,169	1,380,797	376,238	306,275	528,637
Units issued	423,489	6,745,052	193,116	106,419	308,117
Units redeemed	(486,133)	(7,391,992)	(219,071)	(97,716)	(381,570)
Ending units	298,525	733,857	350,283	314,978	455,184

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	Access VP High Yield Fund
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$97,276	$(133,977)	$(41,905)	$(402,662)	$231,833
Capital gains distributions received	—	661,589	—	3,411,444	—
Net realized gain (loss) on shares redeemed	(187,855)	977,001	2,071,766	1,239,150	208,072
Net change in unrealized appreciation (depreciation) on investments	1,304,514	1,884,075	(748,123)	143,100	201,567
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,213,935	3,388,688	1,281,738	4,391,032	641,472

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18,782	11,375	55,539	161,109	6,855
Annuity payments	(9,147)	(8,892)	(21,535)	(38,241)	(3,161)
Surrenders, withdrawals and death benefits	(879,924)	(1,219,389)	(626,755)	(2,739,308)	(1,197,408)
Net transfers between other subaccounts
or fixed rate option	1,334,156	472,731	291,764	(2,238,940)	3,563,616
Miscellaneous transactions	231	294	(184)	118	88
Other charges	(18,875)	(80,384)	(13,232)	(157,563)	(2,922)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	445,223	(824,265)	(314,403)	(5,012,825)	2,367,068

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,659,158	2,564,423	967,335	(621,793)	3,008,540

NET ASSETS
Beginning of period	7,126,615	12,094,437	6,104,739	28,459,422	5,446,037
End of period	$8,785,773	$14,658,860	$7,072,074	$27,837,629	$8,454,577

Beginning units	624,754	1,024,018	316,265	1,182,881	267,684
Units issued	523,733	439,673	3,517,622	391,066	575,590
Units redeemed	(488,427)	(496,781)	(3,513,974)	(589,371)	(465,092)
Ending units	660,060	966,910	319,913	984,576	378,182

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(115,555)	$(89,586)	$(57,350)	$(133,982)	$(219,490)
Capital gains distributions received	1,317,060	172,850	—	—	1,511,451
Net realized gain (loss) on shares redeemed	197,027	(265,884)	71,615	3,331,953	(910,241)
Net change in unrealized appreciation (depreciation) on investments	405,204	1,376,626	744,254	443,844	2,487,335
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,803,736	1,194,006	758,519	3,641,815	2,869,055

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,662	5,551	2,680	26,324	27,166
Annuity payments	—	(85,089)	(794)	(17,857)	(22,180)
Surrenders, withdrawals and death benefits	(782,439)	(932,120)	(313,695)	(980,502)	(2,057,702)
Net transfers between other subaccounts
or fixed rate option	1,911,976	(689,651)	(32,063)	4,055,341	5,347,531
Miscellaneous transactions	147	138	43	(745)	(49)
Other charges	(46,090)	(3,219)	(8,605)	(15,548)	(63,050)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,085,256	(1,704,390)	(352,434)	3,067,013	3,231,716

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,888,992	(510,384)	406,085	6,708,828	6,100,771

NET ASSETS
Beginning of period	5,748,973	6,815,478	4,458,044	8,148,848	13,303,222
End of period	$8,637,965	$6,305,094	$4,864,129	$14,857,676	$19,403,993

Beginning units	255,352	90,695	370,030	1,250,238	570,539
Units issued	198,386	63,800	172,044	5,197,571	1,206,271
Units redeemed	(150,975)	(82,640)	(204,668)	(4,882,536)	(1,090,818)
Ending units	302,763	71,855	337,406	1,565,273	685,992

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(131,162)	$(10,963)	$30,349	$(31,013)	$(288,188)
Capital gains distributions received	349,063	315,182	389,680	85,227	210,142
Net realized gain (loss) on shares redeemed	(646,000)	(642,246)	591,388	(1,026,029)	4,561,637
Net change in unrealized appreciation (depreciation) on investments	2,240,283	664,452	798,133	238,495	2,001,307
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,812,184	326,425	1,809,550	(733,320)	6,484,898

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,131	6,688	18,280	11,841	29,732
Annuity payments	(20,911)	(46,105)	(33,858)	(1,402)	(31,547)
Surrenders, withdrawals and death benefits	(1,512,473)	(309,438)	(830,984)	(253,604)	(1,863,214)
Net transfers between other subaccounts
or fixed rate option	5,367,679	(299,576)	1,197,999	(66,005)	(629,756)
Miscellaneous transactions	(604)	(268)	368	118	86
Other charges	(38,180)	(3,583)	(32,000)	(5,744)	(23,805)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,826,642	(652,282)	319,805	(314,796)	(2,518,504)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,638,826	(325,857)	2,129,355	(1,048,116)	3,966,394

NET ASSETS
Beginning of period	9,538,293	3,049,270	6,362,578	2,805,890	17,927,418
End of period	$15,177,119	$2,723,413	$8,491,933	$1,757,774	$21,893,812

Beginning units	425,578	198,919	256,023	1,810,162	914,623
Units issued	1,097,355	340,548	441,056	8,806,848	6,552,290
Units redeemed	(960,387)	(383,967)	(423,877)	(9,226,335)	(6,647,814)
Ending units	562,546	155,500	273,202	1,390,675	819,099

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(25,469)	$(190,339)	$(736)	$(7,514)	$(6,195)
Capital gains distributions received	230,084	1,727,191	—	—	21,880
Net realized gain (loss) on shares redeemed	146,811	(1,260,618)	(68,505)	(213,835)	(155,903)
Net change in unrealized appreciation (depreciation) on investments	663,089	1,779,331	11,982	(27,715)	(16,411)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,014,515	2,055,565	(57,259)	(249,064)	(156,629)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,889	31,806	2,754	810	111
Annuity payments	(1,022)	(16,179)	—	—	—
Surrenders, withdrawals and death benefits	(273,042)	(1,426,027)	(30,738)	(21,988)	(18,997)
Net transfers between other subaccounts
or fixed rate option	777,868	(79,193)	(294,665)	48,748	(1,061,774)
Miscellaneous transactions	(17)	(398)	27	429	44
Other charges	(1,458)	(51,390)	(111)	(1,957)	(131)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	516,218	(1,541,381)	(322,733)	26,042	(1,080,747)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,530,733	514,184	(379,992)	(223,022)	(1,237,376)

NET ASSETS
Beginning of period	1,783,874	13,035,993	415,155	656,187	1,340,564
End of period	$3,314,607	$13,550,177	$35,163	$433,165	$103,188

Beginning units	115,508	466,779	280,605	917,343	964,848
Units issued	491,225	236,469	1,092,142	28,054,197	17,640,029
Units redeemed	(462,126)	(289,377)	(1,344,329)	(28,090,810)	(18,516,633)
Ending units	144,607	413,871	28,418	880,730	88,244

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(122,184)	$(96,527)	$59,023	$(128,050)	$(575,084)
Capital gains distributions received	—	189,611	—	—	—
Net realized gain (loss) on shares redeemed	(695,520)	802,404	(54,852)	2,525,356	11,558,815
Net change in unrealized appreciation (depreciation) on investments	2,393,152	1,879,344	409,790	1,658,982	17,113,394
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,575,448	2,774,832	413,961	4,056,288	28,097,125

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	30,077	12,847	2,812	15,617	53,581
Annuity payments	(58,180)	(2,360)	(37,899)	(257)	(4,385)
Surrenders, withdrawals and death benefits	(939,649)	(1,051,576)	(385,689)	(1,663,595)	(4,546,628)
Net transfers between other subaccounts
or fixed rate option	(212,944)	1,068,155	429,782	(341,724)	(27,725,619)
Miscellaneous transactions	1,389	2,220	(15)	(311)	4,714
Other charges	(31,608)	(3,552)	(22,722)	(10,730)	(17,284)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,210,915)	25,734	(13,731)	(2,001,000)	(32,235,621)

TOTAL INCREASE (DECREASE) IN NET ASSETS	364,533	2,800,566	400,230	2,055,288	(4,138,496)

NET ASSETS
Beginning of period	8,534,136	6,371,175	3,097,189	8,245,466	41,335,083
End of period	$8,898,669	$9,171,741	$3,497,419	$10,300,754	$37,196,587

Beginning units	417,169	458,248	351,652	246,839	4,640,368
Units issued	153,192	206,210	328,364	957,281	2,109,269
Units redeemed	(210,351)	(206,152)	(342,572)	(995,055)	(4,293,405)
Ending units	360,010	458,306	337,444	209,065	2,456,232

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(78,463)	$28,536	$(228,707)	$(50,492)	$(3,670)
Capital gains distributions received	—	1,102,691	4,205,861	1,173,311	—
Net realized gain (loss) on shares redeemed	(18,186)	955,838	(1,026,520)	184,486	134,680
Net change in unrealized appreciation (depreciation) on investments	2,325,671	1,486,985	884,489	1,632,086	300,539
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,229,022	3,574,050	3,835,123	2,939,391	431,549

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	522,458	14,750	18,999	18,829	2,335
Annuity payments	—	(76,407)	(41,553)	(16,552)	(18,414)
Surrenders, withdrawals and death benefits	(975,607)	(1,584,211)	(1,786,021)	(1,377,984)	(77,991)
Net transfers between other subaccounts
or fixed rate option	(463,326)	1,624,328	1,270,236	697,705	(52,189)
Miscellaneous transactions	196	500	(578)	37	9
Other charges	(3,043)	(79,501)	(45,211)	(40,911)	(1,220)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(919,322)	(100,541)	(584,128)	(718,876)	(147,470)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,309,700	3,473,509	3,250,995	2,220,515	284,079

NET ASSETS
Beginning of period	4,992,626	17,117,866	14,843,860	10,821,524	1,059,198
End of period	$6,302,326	$20,591,375	$18,094,855	$13,042,039	$1,343,277

Beginning units	258,488	774,003	671,885	698,198	75,896
Units issued	798,809	619,464	788,876	409,108	233
Units redeemed	(832,628)	(625,813)	(820,562)	(448,970)	(8,593)
Ending units	224,669	767,654	640,199	658,336	67,536

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(108,991)	$(90)	$(314,215)	$(277,204)	$(56,238)
Capital gains distributions received	199,126	—	579,812	1,753,400	1,064,830
Net realized gain (loss) on shares redeemed	599,847	(3,947)	(1,724,386)	1,161,532	1,310,951
Net change in unrealized appreciation (depreciation) on investments	1,835,201	(508)	8,205,865	3,266,408	595,451
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,525,183	(4,545)	6,747,076	5,904,136	2,914,994

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,700	14	63,355	60,888	21,428
Annuity payments	(25,138)	—	(115,080)	(39,429)	(98,559)
Surrenders, withdrawals and death benefits	(701,757)	(264)	(2,504,383)	(1,870,952)	(1,185,792)
Net transfers between other subaccounts
or fixed rate option	(244,051)	266	(731,142)	(1,438,636)	(1,552,130)
Miscellaneous transactions	(89)	—	(508)	(545)	(158)
Other charges	(11,035)	(21)	(25,243)	(20,115)	(6,132)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(964,370)	(5)	(3,313,001)	(3,308,789)	(2,821,343)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,560,813	(4,550)	3,434,075	2,595,347	93,651

NET ASSETS
Beginning of period	7,581,815	19,304	23,876,310	18,307,846	16,724,809
End of period	$9,142,628	$14,754	$27,310,385	$20,903,193	$16,818,460

Beginning units	405,345	9,159	842,591	1,500,542	380,185
Units issued	1,115	657	81,138	76,843	1,572
Units redeemed	(44,339)	(590)	(189,660)	(285,266)	(58,961)
Ending units	362,121	9,226	734,069	1,292,119	322,796

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$4,743	$(17,702)	$(13,480,749)	$(56,025,355)	$(22,239,046)
Capital gains distributions received	88,525	200,429	—	—	—
Net realized gain (loss) on shares redeemed	(35,708)	43,520	30,836,149	80,773,319	74,651,589
Net change in unrealized appreciation (depreciation) on investments	(28,211)	33,605	133,167,757	591,715,789	221,880,339
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	29,349	259,852	150,523,157	616,463,753	274,292,882

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,166	31,937	1,855,240	2,106,628	1,601,506
Annuity payments	—	(1,567)	(1,401,126)	(2,411,520)	(547,291)
Surrenders, withdrawals and death benefits	(33,294)	(137,750)	(81,843,215)	(320,987,326)	(143,671,918)
Net transfers between other subaccounts
or fixed rate option	(503)	15,961	78,991,758	392,133,010	64,094,064
Miscellaneous transactions	(2)	(19)	(3,119)	8,254	(23,475)
Other charges	(63)	(679)	(6,653,825)	(34,240,217)	(10,017,742)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(31,696)	(92,117)	(9,054,287)	36,608,829	(88,564,856)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,347)	167,735	141,468,870	653,072,582	185,728,026

NET ASSETS
Beginning of period	224,853	1,137,393	810,388,109	3,445,068,349	1,378,346,423
End of period	$222,506	$1,305,128	$951,856,979	$4,098,140,931	$1,564,074,449

Beginning units	25,346	45,120	61,719,373	244,175,825	83,312,728
Units issued	537	1,880	12,086,245	53,511,430	11,179,771
Units redeemed	(4,030)	(4,898)	(13,540,542)	(55,107,183)	(16,850,790)
Ending units	21,853	42,102	60,265,076	242,580,072	77,641,709
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019**	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(24,067,857)	$(651,927)	$(397,161)	$(1,327,829)	$(1,038,113)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	153,819,825	1,577,691	930,041	2,825,172	478,093
Net change in unrealized appreciation (depreciation) on investments	33,379,925	(727,299)	5,630,656	8,828,169	1,301,963
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	163,131,893	198,465	6,163,536	10,325,512	741,943

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	70,148	—	50,214	54,642	—
Annuity payments	(1,122,471)	—	(13,938)	(69,414)	(56,510)
Surrenders, withdrawals and death benefits	(129,490,853)	(7,629,406)	(2,724,965)	(8,233,401)	(14,126,100)
Net transfers between other subaccounts
or fixed rate option	(1,996,502,902)	(69,292,750)	3,681,442	19,063,606	41,666,964
Miscellaneous transactions	19,717	(12)	15	3,733	495
Other charges	(19,830,976)	(30,289)	(277,932)	(962,546)	(22,779)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,146,857,337)	(76,952,457)	714,836	9,856,620	27,462,070

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,983,725,444)	(76,753,992)	6,878,372	20,182,132	28,204,013

NET ASSETS
Beginning of period	3,164,431,741	76,753,992	25,059,001	84,819,807	41,165,096
End of period	$1,180,706,297	$—	$31,937,373	$105,001,939	$69,369,109

Beginning units	201,715,291	5,959,669	1,842,645	9,159,396	3,827,550
Units issued	41,416,728	82,743	673,738	3,457,318	5,099,394
Units redeemed	(175,956,038)	(6,042,412)	(654,162)	(2,660,473)	(2,652,330)
Ending units	67,175,981	—	1,862,221	9,956,241	6,274,614

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,087,414)	$(623,849)	$(33,422)	$(211,716)	$(169,046)
Capital gains distributions received	—	—	282,023	1,991,890	2,090,693
Net realized gain (loss) on shares redeemed	5,944,508	683,686	53,069	699,085	73,296
Net change in unrealized appreciation (depreciation) on investments	15,525,095	922,869	401,126	2,248,258	646,784
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,382,189	982,706	702,796	4,727,517	2,641,727

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	51,994	—	3,735	108,561	20,130
Annuity payments	(34,599)	—	—	(19,858)	(11,910)
Surrenders, withdrawals and death benefits	(5,944,235)	(6,280,520)	(386,613)	(1,359,909)	(1,415,906)
Net transfers between other subaccounts
or fixed rate option	7,946,886	(17,873,528)	2,115	294,526	168,452
Miscellaneous transactions	4,527	(456)	17	408	627
Other charges	(638,626)	(11,532)	(1,012)	(18,931)	(15,049)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,385,947	(24,166,036)	(381,758)	(995,203)	(1,253,656)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,768,136	(23,183,330)	321,038	3,732,314	1,388,071

NET ASSETS
Beginning of period	63,997,841	43,201,973	2,168,393	13,688,282	11,346,349
End of period	$85,765,977	$20,018,643	$2,489,431	$17,420,596	$12,734,420

Beginning units	2,510,921	3,415,588	87,526	523,427	497,525
Units issued	883,724	314,890	1,058	71,406	71,083
Units redeemed	(848,184)	(2,185,855)	(14,199)	(106,703)	(117,438)
Ending units	2,546,461	1,544,623	74,385	488,130	451,170

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$272,547	$(533,680)	$(1,228,587)	$(1,591,783)	$295,208
Capital gains distributions received	3,979,295	—	—	—	1,021,793
Net realized gain (loss) on shares redeemed	(2,421,838)	337,064	9,906,899	3,767,819	814,658
Net change in unrealized appreciation (depreciation) on investments	(607,297)	1,351,364	10,272,647	13,327,868	2,106,101
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,222,707	1,154,748	18,950,959	15,503,904	4,237,760

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	66,975	—	790,949	82,993	58,664
Annuity payments	(122,032)	—	—	(113,546)	(49,347)
Surrenders, withdrawals and death benefits	(970,098)	(4,922,985)	(39,802,564)	(9,674,249)	(2,613,884)
Net transfers between other subaccounts
or fixed rate option	61,973	(9,756,589)	3,685,345	4,064,532	(1,248,541)
Miscellaneous transactions	863	311	(13,515)	656	(223)
Other charges	(12,673)	(12,984)	(40,709)	(754,939)	(17,557)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(974,992)	(14,692,247)	(35,380,494)	(6,394,553)	(3,870,888)

TOTAL INCREASE (DECREASE) IN NET ASSETS	247,715	(13,537,499)	(16,429,535)	9,109,351	366,872

NET ASSETS
Beginning of period	9,270,429	35,804,573	107,939,182	96,136,476	19,317,341
End of period	$9,518,144	$22,267,074	$91,509,647	$105,245,827	$19,684,213

Beginning units	543,368	3,078,757	7,619,710	8,103,603	1,117,683
Units issued	50,528	372,881	1,555,017	2,058,186	154,807
Units redeemed	(104,501)	(1,621,671)	(3,863,973)	(2,589,380)	(348,363)
Ending units	489,395	1,829,967	5,310,754	7,572,409	924,127

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$5,484	$(47,527)	$(21,268)	$(50,702)	$(1,437,180)
Capital gains distributions received	—	—	286,293	510,299	—
Net realized gain (loss) on shares redeemed	153	226,484	176,756	222,736	1,958,643
Net change in unrealized appreciation (depreciation) on investments	11,638	1,199,147	195,615	471,080	7,466,365
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,275	1,378,104	637,396	1,153,413	7,987,828

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	351	1,947	5,351	5,359	16,316
Annuity payments	—	—	(5,586)	(5,233)	(115,823)
Surrenders, withdrawals and death benefits	(8,270)	(162,012)	(176,067)	(452,694)	(15,493,292)
Net transfers between other subaccounts
or fixed rate option	—	(145,210)	(206,278)	(112,329)	39,684,516
Miscellaneous transactions	—	(1,277)	(189)	(172)	189
Other charges	(336)	(3,314)	(4,166)	(1,180)	(947,415)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,255)	(309,866)	(386,935)	(566,249)	23,144,491

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,020	1,068,238	250,461	587,164	31,132,319

NET ASSETS
Beginning of period	309,060	4,143,171	2,216,788	4,094,903	82,423,110
End of period	$318,080	$5,211,409	$2,467,249	$4,682,067	$113,555,429

Beginning units	28,546	208,485	110,740	208,279	7,471,492
Units issued	20	1,174	3,758	180	4,828,005
Units redeemed	(762)	(14,747)	(19,656)	(24,742)	(2,860,630)
Ending units	27,804	194,912	94,842	183,717	9,438,867

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(395,281)	$(2,165,915)	$(24,226)	$(876,238)	$(177,848)
Capital gains distributions received	—	—	—	—	1,952,567
Net realized gain (loss) on shares redeemed	40,452	5,748,441	14,044	2,569,179	(8,835)
Net change in unrealized appreciation (depreciation) on investments	1,611,262	24,306,317	366,262	13,514,164	1,870,234
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,256,433	27,888,843	356,080	15,207,105	3,636,118

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	859,717	575	150,711	31,352
Annuity payments	—	(223,773)	—	(6,306)	(59,066)
Surrenders, withdrawals and death benefits	(4,911,339)	(14,267,304)	(89,789)	(5,634,880)	(1,499,499)
Net transfers between other subaccounts
or fixed rate option	(1,252,043)	13,308,648	1,192,558	11,237,702	752,894
Miscellaneous transactions	1,779	2,058	—	321	1,450
Other charges	(15,192)	(836,236)	(168)	(529,282)	(14,927)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,176,795)	(1,156,890)	1,103,176	5,218,266	(787,796)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,920,362)	26,731,953	1,459,256	20,425,371	2,848,322

NET ASSETS
Beginning of period	27,533,961	132,335,519	1,990,831	51,454,098	11,252,264
End of period	$22,613,599	$159,067,472	$3,450,087	$71,879,469	$14,100,586

Beginning units	2,749,972	10,165,866	196,633	3,111,678	713,290
Units issued	1,233,369	2,003,911	153,278	1,222,081	168,709
Units redeemed	(1,903,675)	(2,115,478)	(48,392)	(949,431)	(210,064)
Ending units	2,079,666	10,054,299	301,519	3,384,328	671,935

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(721,958)	$(29,037)	$(815,119)	$6,889	$6,539
Capital gains distributions received	—	—	—	327	—
Net realized gain (loss) on shares redeemed	3,376,121	(43,088)	2,873,441	—	(1,693)
Net change in unrealized appreciation (depreciation) on investments	93,709	483,616	12,167,437	—	17,423
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,747,872	411,491	14,225,759	7,216	22,269

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	5,918	38,370	331	125
Annuity payments	—	—	(77,843)	(848)	—
Surrenders, withdrawals and death benefits	(9,987,874)	(510,416)	(6,958,794)	(700,275)	(4,119)
Net transfers between other subaccounts
or fixed rate option	(45,483,322)	(438,234)	11,238,499	670,727	—
Miscellaneous transactions	(949)	(43)	3,900	(404)	—
Other charges	(12,593)	(703)	(468,226)	(850)	(140)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(55,484,738)	(943,478)	3,775,906	(31,319)	(4,134)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(52,736,866)	(531,987)	18,001,665	(24,103)	18,135

NET ASSETS
Beginning of period	69,796,444	2,983,367	45,985,746	772,855	146,517
End of period	$17,059,578	$2,451,380	$63,987,411	$748,752	$164,652

Beginning units	7,217,549	304,509	2,982,173	80,250	13,021
Units issued	487,266	48,023	1,351,408	69,411	6
Units redeemed	(6,038,760)	(136,616)	(1,150,498)	(72,552)	(336)
Ending units	1,666,055	215,916	3,183,083	77,109	12,691

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(52,425)	$(43,345)	$(976,413)	$(1,527,285)	$(1,506,965)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	328,485	242,755	5,429,337	3,429,959	5,485,640
Net change in unrealized appreciation (depreciation) on investments	441,850	432,429	(596,387)	4,662,780	4,645,262
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	717,910	631,839	3,856,537	6,565,454	8,623,937

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,190	84,817	—	129	—
Annuity payments	(39,289)	—	(98,849)	(341,275)	(60,159)
Surrenders, withdrawals and death benefits	(511,703)	(356,595)	(10,366,013)	(19,121,777)	(15,920,136)
Net transfers between other subaccounts
or fixed rate option	(60,340)	(126,620)	(58,292,143)	(5,398,997)	(68,370,199)
Miscellaneous transactions	(324)	663	(1,043)	2,601	837
Other charges	(2,492)	(5,642)	(13,832)	(35,378)	(43,990)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(612,958)	(403,377)	(68,771,880)	(24,894,697)	(84,393,647)

TOTAL INCREASE (DECREASE) IN NET ASSETS	104,952	228,462	(64,915,343)	(18,329,243)	(75,769,710)

NET ASSETS
Beginning of period	3,555,130	2,784,738	90,197,888	102,850,519	136,811,002
End of period	$3,660,082	$3,013,200	$25,282,545	$84,521,276	$61,041,292

Beginning units	227,658	174,582	8,174,197	10,593,189	14,157,239
Units issued	63,566	42,104	715,881	4,652,658	1,158,688
Units redeemed	(98,197)	(63,551)	(6,732,635)	(7,259,214)	(9,526,388)
Ending units	193,027	153,135	2,157,443	7,986,633	5,789,539

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030
	1/1/2019	1/1/2019	1/1/2019	1/2/2019*
	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$215,998	$(333,822)	$(255,093)	$(119,989)
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	1,079,591	3,307,188	874,814	62,417
Net change in unrealized appreciation (depreciation) on investments	4,040,394	(579,032)	63,911	(242,366)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,335,983	2,394,334	683,632	(299,938)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	185,077	—	—	—
Annuity payments	(95,089)	(107,162)	—	—
Surrenders, withdrawals and death benefits	(3,084,715)	(6,409,110)	(5,706,058)	(1,329,439)
Net transfers between other subaccounts
or fixed rate option	116,356	(29,119,812)	23,059,239	17,837,865
Miscellaneous transactions	(45)	209,776	(954)	165,402
Other charges	(35,777)	(7,548)	(4,923)	(780)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,914,193)	(35,433,856)	17,347,304	16,673,048

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,421,790	(33,039,522)	18,030,936	16,373,110

NET ASSETS
Beginning of period	27,325,627	44,210,817	7,496,819	—
End of period	$29,747,417	$11,171,295	$25,527,755	$16,373,110

Beginning units	2,478,535	4,569,524	776,787	—
Units issued	367,672	2,843,734	3,070,444	5,967,895
Units redeemed	(616,382)	(6,369,189)	(1,468,459)	(4,513,593)
Ending units	2,229,825	1,044,069	2,378,772	1,454,302

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(9,941,249)	$(9,153,070)	$(88,492)	$(1,783,081)	$(11,604,032)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	73,651,963	92,140,211	—	11,958,275	64,957,270
Net change in unrealized appreciation (depreciation) on investments	(125,443,742)	(64,731,376)	—	(17,874,279)	(102,459,937)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(61,733,028)	18,255,765	(88,492)	(7,699,085)	(49,106,699)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,558,504	783,630	10,114,736	300,147	691,939
Annuity payments	(2,895,159)	(902,071)	(4,218,208)	(411,671)	(506,886)
Surrenders, withdrawals and death benefits	(70,280,174)	(61,362,567)	(609,260,914)	(12,989,107)	(67,790,365)
Net transfers between other subaccounts
or fixed rate option	(35,948,462)	(41,253,671)	605,834,178	(18,099,679)	(112,020,671)
Miscellaneous transactions	(21,429)	10,515	1,198	1,687	834
Other charges	(1,969,328)	(3,583,695)	(1,032,907)	(731,023)	(5,496,724)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(109,556,048)	(106,307,859)	1,438,083	(31,929,646)	(185,121,873)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(171,289,076)	(88,052,094)	1,349,591	(39,628,731)	(234,228,572)

NET ASSETS
Beginning of period	717,223,696	608,037,641	497,232,400	145,630,860	844,159,632
End of period	$545,934,620	$519,985,547	$498,581,991	$106,002,129	$609,931,060

Beginning units	28,413,091	19,217,181	45,354,332	3,435,094	43,505,553
Units issued	1,884,078	2,336,509	38,767,803	355,328	3,038,755
Units redeemed	(6,856,181)	(6,338,777)	(40,127,603)	(1,160,220)	(14,507,957)
Ending units	23,440,988	15,214,913	43,994,532	2,630,202	32,036,351

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,268,246)	$(2,413,309)	$(3,617,296)	$(1,136,085)	$(3,663,030)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,953,824	19,090,517	29,925,629	6,975,849	31,206,892
Net change in unrealized appreciation (depreciation) on investments	(16,276,934)	(22,008,237)	(50,859,888)	(19,411,583)	(70,741,907)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,591,356)	(5,331,029)	(24,551,555)	(13,571,819)	(43,198,045)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	775,245	786,693	950,235	195,661	651,351
Annuity payments	(94,069)	(504,768)	(750,200)	(126,140)	(1,101,967)
Surrenders, withdrawals and death benefits	(9,287,437)	(24,213,382)	(23,325,367)	(7,624,709)	(26,428,915)
Net transfers between other subaccounts
or fixed rate option	3,602,856	(26,105,846)	(13,213,182)	(8,935,889)	(11,065,885)
Miscellaneous transactions	139	673	178	1,696	2,975
Other charges	(497,513)	(731,070)	(987,049)	(457,242)	(731,012)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,500,779)	(50,767,700)	(37,325,385)	(16,946,623)	(38,673,453)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,092,135)	(56,098,729)	(61,876,940)	(30,518,442)	(81,871,498)

NET ASSETS
Beginning of period	90,219,332	194,209,305	251,830,282	88,731,199	273,950,304
End of period	$75,127,197	$138,110,576	$189,953,342	$58,212,757	$192,078,806

Beginning units	4,448,049	7,950,382	8,622,075	3,003,255	6,984,586
Units issued	1,268,510	2,560,616	951,358	365,671	631,273
Units redeemed	(1,574,665)	(4,772,653)	(2,132,741)	(988,531)	(1,688,204)
Ending units	4,141,894	5,738,345	7,440,692	2,380,395	5,927,655

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(6,765,372)	$(2,664,267)	$(4,184,449)	$(13,629,011)	$(3,369,753)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	26,316,699	20,497,391	27,813,136	129,916,419	31,481,574
Net change in unrealized appreciation (depreciation) on investments	(41,899,804)	(44,466,584)	(64,592,067)	(144,328,594)	(24,634,289)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(22,348,477)	(26,633,460)	(40,963,380)	(28,041,186)	3,477,532

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,434,539	517,928	704,291	2,305,127	769,365
Annuity payments	(1,304,162)	(510,315)	(587,794)	(3,616,195)	(1,009,997)
Surrenders, withdrawals and death benefits	(48,128,669)	(18,352,860)	(27,224,589)	(96,917,143)	(22,837,323)
Net transfers between other subaccounts
or fixed rate option	(44,014,757)	(23,161,942)	(4,091,942)	(87,618,588)	(11,515,030)
Miscellaneous transactions	1,923	3,040	(1,361)	5,450	(3,907)
Other charges	(2,307,096)	(1,182,155)	(1,039,968)	(2,169,885)	(882,952)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(94,318,222)	(42,686,304)	(32,241,363)	(188,011,234)	(35,479,844)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(116,666,699)	(69,319,764)	(73,204,743)	(216,052,420)	(32,002,312)

NET ASSETS
Beginning of period	501,919,457	209,087,999	287,725,851	981,815,071	227,748,391
End of period	$385,252,758	$139,768,235	$214,521,108	$765,762,651	$195,746,079

Beginning units	32,134,889	4,500,658	11,148,575	29,003,859	10,885,453
Units issued	3,079,855	519,053	1,293,365	948,402	1,077,466
Units redeemed	(8,667,402)	(1,566,395)	(2,870,303)	(6,839,048)	(2,686,331)
Ending units	26,547,342	3,453,316	9,571,637	23,113,213	9,276,588

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(4,902,021)	$(2,350,132)	$(4,409,598)	$(16,460,735)	$(2,588,466)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	40,329,269	16,454,626	1,205,790	34,488,487	25,906,422
Net change in unrealized appreciation (depreciation) on investments	(94,504,349)	(28,310,298)	881,874	(44,706,137)	(39,296,197)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(59,077,101)	(14,205,804)	(2,321,934)	(26,678,385)	(15,978,241)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	942,738	248,216	1,551,636	1,780,588	668,899
Annuity payments	(887,369)	(306,152)	(1,798,242)	(3,217,023)	(396,599)
Surrenders, withdrawals and death benefits	(33,098,124)	(13,844,103)	(39,736,821)	(113,617,686)	(17,562,802)
Net transfers between other subaccounts
or fixed rate option	(24,133,037)	(8,317,785)	(9,205,410)	(102,414,884)	(19,892,073)
Miscellaneous transactions	4,111	(8,156)	3,007	(3,030)	822
Other charges	(1,340,971)	(891,520)	(614,989)	(7,391,263)	(985,759)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(58,512,652)	(23,119,500)	(49,800,819)	(224,863,298)	(38,167,512)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(117,589,753)	(37,325,304)	(52,122,753)	(251,541,683)	(54,145,753)

NET ASSETS
Beginning of period	384,828,804	163,900,697	324,559,611	1,223,684,992	201,546,483
End of period	$267,239,051	$126,575,393	$272,436,858	$972,143,309	$147,400,730

Beginning units	7,777,777	5,037,914	22,956,844	67,283,631	7,106,024
Units issued	611,970	938,645	2,672,117	5,357,062	910,589
Units redeemed	(2,034,200)	(1,720,487)	(6,495,940)	(19,450,083)	(2,441,657)
Ending units	6,355,547	4,256,072	19,133,021	53,190,610	5,574,956
The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,747,737)	$(36,670,639)	$(1,870,427)	$(3,217,693)	$(2,397,360)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	165,605	192,996,567	7,262,976	17,555,076	11,395,647
Net change in unrealized appreciation (depreciation) on investments	(19,743,731)	(313,405,739)	(27,331,741)	(37,559,513)	(42,397,379)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(21,325,863)	(157,079,811)	(21,939,192)	(23,222,130)	(33,399,092)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	276,011	5,056,583	181,084	886,066	598,357
Annuity payments	(386,784)	(1,423,069)	(210,315)	(343,861)	(412,862)
Surrenders, withdrawals and death benefits	(11,420,856)	(229,078,913)	(11,506,398)	(22,798,980)	(16,912,252)
Net transfers between other subaccounts
or fixed rate option	(27,580,742)	(185,515,170)	(4,732,285)	(26,469,279)	(7,026,398)
Miscellaneous transactions	552	4,756	2,067	9,249	7,484
Other charges	(941,817)	(17,475,205)	(589,674)	(1,444,798)	(981,869)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(40,053,636)	(428,431,018)	(16,855,521)	(50,161,603)	(24,727,540)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(61,379,499)	(585,510,829)	(38,794,713)	(73,383,733)	(58,126,632)

NET ASSETS
Beginning of period	149,316,069	2,636,866,357	135,560,737	246,652,832	191,305,308
End of period	$87,936,570	$2,051,355,528	$96,766,024	$173,269,099	$133,178,676

Beginning units	4,768,104	106,379,273	7,225,922	8,302,546	7,658,060
Units issued	696,385	6,380,206	769,528	1,249,545	1,263,229
Units redeemed	(2,297,414)	(28,660,044)	(1,959,663)	(3,130,301)	(2,700,846)
Ending units	3,167,075	84,099,435	6,035,787	6,421,790	6,220,443

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,983,891)	$(5,261,679)	$(4,865,483)	$(69,870,755)	$(28,225,272)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(100,577)	25,235,146	24,834,293	381,689,171	163,872,385
Net change in unrealized appreciation (depreciation) on investments	2,783,429	(70,493,360)	(39,165,859)	(633,311,295)	(303,683,616)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	698,961	(50,519,893)	(19,197,049)	(321,492,879)	(168,036,503)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	523,374	962,485	1,019,121	8,453,331	3,215,736
Annuity payments	(449,650)	(1,176,916)	(5,771)	(3,070,611)	(1,165,494)
Surrenders, withdrawals and death benefits	(14,487,048)	(34,485,427)	(34,350,707)	(451,878,334)	(164,256,787)
Net transfers between other subaccounts
or fixed rate option	(14,912,538)	(2,113,662)	(54,723,742)	(232,479,194)	(349,014,482)
Miscellaneous transactions	300	2,901	(1,388)	(35,802)	(2,717)
Other charges	(503,987)	(1,024,583)	(2,185,599)	(25,153,642)	(10,606,837)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(29,829,549)	(37,835,202)	(90,248,086)	(704,164,252)	(521,830,581)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,130,588)	(88,355,095)	(109,445,135)	(1,025,657,131)	(689,867,084)

NET ASSETS
Beginning of period	146,223,793	371,248,004	371,660,516	4,739,093,710	2,065,691,089
End of period	$117,093,205	$282,892,909	$262,215,381	$3,713,436,579	$1,375,824,005

Beginning units	9,423,404	14,335,939	25,000,379	268,118,355	147,946,002
Units issued	1,138,225	1,487,235	2,917,932	20,994,669	9,721,344
Units redeemed	(3,150,044)	(3,068,927)	(9,234,860)	(63,667,560)	(49,346,480)
Ending units	7,411,585	12,754,247	18,683,451	225,445,464	108,320,866

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(38,979,173)	$(26,404,660)	$(10,993,385)	$(8,995,396)	$(8,620,525)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	177,668,190	106,108,770	67,474,188	52,388,379	48,453,163
Net change in unrealized appreciation (depreciation) on investments	(290,822,119)	(149,740,585)	(123,696,150)	(95,020,757)	(88,120,889)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(152,133,102)	(70,036,475)	(67,215,347)	(51,627,774)	(48,288,251)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,524,402	3,644,091	659,241	208,187	310,813
Annuity payments	(1,980,921)	(2,424,746)	(187,807)	(38,148)	(156,007)
Surrenders, withdrawals and death benefits	(240,296,319)	(197,355,900)	(66,130,781)	(48,724,741)	(46,648,813)
Net transfers between other subaccounts
or fixed rate option	(132,636,128)	(103,226,694)	(129,402,997)	(74,280,816)	(121,876,488)
Miscellaneous transactions	(2,029)	(5,990)	1,914	(1,611)	(11,795)
Other charges	(17,440,774)	(10,230,385)	(6,488,673)	(5,356,647)	(5,241,674)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(384,831,769)	(309,599,624)	(201,549,103)	(128,193,776)	(173,623,964)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(536,964,871)	(379,636,099)	(268,764,450)	(179,821,550)	(221,912,215)

NET ASSETS
Beginning of period	2,705,876,143	1,832,187,535	832,893,402	655,138,885	657,149,816
End of period	$2,168,911,272	$1,452,551,436	$564,128,952	$475,317,335	$435,237,601

Beginning units	158,748,670	117,509,300	60,889,182	43,144,541	48,368,104
Units issued	12,228,620	11,331,451	5,448,903	4,480,414	4,818,931
Units redeemed	(36,337,614)	(32,233,598)	(21,243,089)	(13,530,384)	(18,499,930)
Ending units	134,639,676	96,607,153	45,094,996	34,094,571	34,687,105

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(7,991,715)	$(5,715)	$14,076	$(4,372)	$(71,595)
Capital gains distributions received	—	159,693	229,960	63,039	—
Net realized gain (loss) on shares redeemed	24,813,752	(9,194)	160,512	34,913	449,194
Net change in unrealized appreciation (depreciation) on investments	(35,797,394)	(279,926)	(567,249)	(99,284)	(1,086,758)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(18,975,357)	(135,142)	(162,701)	(5,704)	(709,159)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	913,585	4,178	2,162	270	16,989
Annuity payments	(775,282)	(6,348)	(165,130)	—	(9,591)
Surrenders, withdrawals and death benefits	(57,828,486)	(43,183)	(254,083)	(38,553)	(556,818)
Net transfers between other subaccounts
or fixed rate option	157,992,862	(31,649)	23,709	(32,377)	(119,404)
Miscellaneous transactions	818	(29)	1,113	—	(157)
Other charges	(3,887,819)	(3,021)	(2,385)	(580)	(5,806)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	96,415,678	(80,052)	(394,614)	(71,240)	(674,787)

TOTAL INCREASE (DECREASE) IN NET ASSETS	77,440,321	(215,194)	(557,315)	(76,944)	(1,383,946)

NET ASSETS
Beginning of period	512,988,421	993,660	3,376,276	445,992	5,739,111
End of period	$590,428,742	$778,466	$2,818,961	$369,048	$4,355,165

Beginning units	38,402,873	46,688	127,859	11,430	313,267
Units issued	23,997,969	864	3,709	3	84,304
Units redeemed	(16,889,836)	(4,571)	(18,619)	(1,709)	(120,208)
Ending units	45,511,006	42,981	112,949	9,724	277,363

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(73,202)	$(55,454)	$(33,426)	$(123,238)	$(66,366)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	667,472	316,755	(361,702)	266,081	693,831
Net change in unrealized appreciation (depreciation) on investments	(2,208,828)	(1,424,606)	350,137	(902,823)	(2,015,821)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,614,558)	(1,163,305)	(44,991)	(759,980)	(1,388,356)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	19,872	8,872	24,248	16,294	58,926
Annuity payments	(20,251)	—	(264)	(5,379)	(12,186)
Surrenders, withdrawals and death benefits	(779,919)	(629,464)	(201,745)	(1,163,857)	(775,036)
Net transfers between other subaccounts
or fixed rate option	(1,637,553)	(1,854,450)	180,857	(1,571,437)	(1,692,532)
Miscellaneous transactions	189	534	36	(107)	1,032
Other charges	(23,776)	(3,058)	(2,445)	(4,685)	(5,948)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,441,438)	(2,477,566)	687	(2,729,171)	(2,425,744)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,055,996)	(3,640,871)	(44,304)	(3,489,151)	(3,814,100)

NET ASSETS
Beginning of period	10,115,813	7,511,216	2,664,413	11,552,437	8,857,767
End of period	$6,059,817	$3,870,345	$2,620,109	$8,063,286	$5,043,667

Beginning units	381,124	748,020	1,569,919	363,716	386,603
Units issued	114,335	1,530,252	13,623,082	619,571	159,294
Units redeemed	(210,421)	(1,804,631)	(13,740,596)	(704,477)	(275,447)
Ending units	285,038	473,641	1,452,405	278,810	270,450

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(123,332)	$(307,615)	$(156,284)	$(17,745)	$59,802
Capital gains distributions received	1,776,244	2,035,959	511,357	1,393,732	—
Net realized gain (loss) on shares redeemed	(2,474,575)	(2,081,801)	1,458,105	(240,884)	9,903
Net change in unrealized appreciation (depreciation) on investments	(1,165,484)	(1,909,970)	(2,092,213)	(2,488,462)	(2,406,679)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,987,147)	(2,263,427)	(279,035)	(1,353,359)	(2,336,974)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,050	50,333	7,216	10,197	66,455
Annuity payments	(13,260)	(27,581)	(7,059)	(51,450)	(8,399)
Surrenders, withdrawals and death benefits	(737,048)	(2,749,879)	(1,181,651)	(902,546)	(1,693,344)
Net transfers between other subaccounts
or fixed rate option	(529,565)	(2,218,482)	422,178	(1,540,163)	(1,217,319)
Miscellaneous transactions	6,206	501	(9,876)	222	326
Other charges	(4,417)	(24,849)	(66,313)	(44,463)	(13,831)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,265,034)	(4,969,957)	(835,505)	(2,528,203)	(2,866,112)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,252,181)	(7,233,384)	(1,114,540)	(3,881,562)	(5,203,086)

NET ASSETS
Beginning of period	10,253,798	33,706,962	9,698,818	9,932,592	13,794,610
End of period	$7,001,617	$26,473,578	$8,584,278	$6,051,030	$8,591,524

Beginning units	442,773	1,626,560	421,158	423,777	666,657
Units issued	2,280,903	8,744,835	332,496	94,077	487,200
Units redeemed	(2,362,507)	(8,990,598)	(377,416)	(211,579)	(625,220)
Ending units	361,169	1,380,797	376,238	306,275	528,637

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	Access VP High Yield Fund
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$186,153	$(190,264)	$(31,079)	$(436,573)	$112,694
Capital gains distributions received	—	—	—	1,739,053	165,471
Net realized gain (loss) on shares redeemed	(580,596)	2,197,257	(899,262)	537,849	(638,827)
Net change in unrealized appreciation (depreciation) on investments	(1,008,049)	(3,841,880)	280,987	(1,195,493)	182,373
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,402,492)	(1,834,887)	(649,354)	644,836	(178,289)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,520	25,087	9,721	18,436	8,515
Annuity payments	(10,119)	(5,873)	(42,342)	(182,649)	(45,116)
Surrenders, withdrawals and death benefits	(1,111,037)	(1,439,825)	(817,999)	(2,833,765)	(2,029,760)
Net transfers between other subaccounts
or fixed rate option	(1,995,542)	(4,681,688)	22,126	507,249	(1,766,328)
Miscellaneous transactions	536	(483)	(781)	(4,848)	25
Other charges	(19,294)	(100,960)	(16,670)	(162,993)	(3,441)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,117,936)	(6,203,742)	(845,945)	(2,658,570)	(3,836,105)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,520,428)	(8,038,629)	(1,495,299)	(2,013,734)	(4,014,394)

NET ASSETS
Beginning of period	11,647,043	20,133,066	7,600,038	30,473,156	9,460,431
End of period	$7,126,615	$12,094,437	$6,104,739	$28,459,422	$5,446,037

Beginning units	864,965	1,502,884	366,818	1,297,848	458,774
Units issued	4,121,492	339,579	4,349,135	481,208	403,994
Units redeemed	(4,361,703)	(818,445)	(4,399,688)	(596,175)	(595,084)
Ending units	624,754	1,024,018	316,265	1,182,881	267,684

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(132,788)	$(111,425)	$(72,476)	$(113,809)	$(268,313)
Capital gains distributions received	—	446,743	—	—	1,672,018
Net realized gain (loss) on shares redeemed	1,313,684	2,784,522	804,519	(1,969,370)	(88,609)
Net change in unrealized appreciation (depreciation) on investments	(2,322,943)	(2,768,941)	(1,494,311)	637,285	(3,555,662)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,142,047)	350,899	(762,268)	(1,445,894)	(2,240,566)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,831	11,296	7,456	42,566	26,544
Annuity payments	(63,202)	(88,507)	(7,892)	(7,044)	(103,277)
Surrenders, withdrawals and death benefits	(1,262,578)	(706,216)	(442,727)	(971,356)	(2,048,129)
Net transfers between other subaccounts
or fixed rate option	(4,330,574)	(370,674)	(670,218)	123,405	(2,445,158)
Miscellaneous transactions	(629)	(37)	(402)	22	110
Other charges	(52,748)	(3,483)	(9,288)	(13,936)	(69,715)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,704,900)	(1,157,621)	(1,123,071)	(826,343)	(4,639,625)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,846,947)	(806,722)	(1,885,339)	(2,272,237)	(6,880,191)

NET ASSETS
Beginning of period	12,595,920	7,622,200	6,343,383	10,421,085	20,183,413
End of period	$5,748,973	$6,815,478	$4,458,044	$8,148,848	$13,303,222

Beginning units	490,833	105,730	453,414	1,372,515	752,758
Units issued	130,915	146,554	244,338	4,033,738	553,008
Units redeemed	(366,396)	(161,589)	(327,722)	(4,156,015)	(735,227)
Ending units	255,352	90,695	370,030	1,250,238	570,539

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(167,714)	$(8,702)	$57,284	$(56,244)	$(303,207)
Capital gains distributions received	1,733,254	82,446	767,716	—	2,072,859
Net realized gain (loss) on shares redeemed	(1,127,562)	205,831	(677,275)	252,953	(1,148,501)
Net change in unrealized appreciation (depreciation) on investments	(2,111,503)	(521,652)	(686,736)	(240,354)	(1,003,194)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,673,525)	(242,077)	(539,011)	(43,645)	(382,043)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,749	6,798	17,242	10,767	35,694
Annuity payments	(97,280)	(58,910)	(17,425)	(8,078)	(15,968)
Surrenders, withdrawals and death benefits	(1,245,610)	(689,220)	(864,973)	(848,653)	(2,171,735)
Net transfers between other subaccounts
or fixed rate option	(2,208,970)	(310,413)	442,446	621,673	(1,905,726)
Miscellaneous transactions	21	26	(143)	52	(309)
Other charges	(46,394)	(3,723)	(23,289)	(5,051)	(22,616)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,566,484)	(1,055,442)	(446,142)	(229,290)	(4,080,660)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,240,009)	(1,297,519)	(985,153)	(272,935)	(4,462,703)

NET ASSETS
Beginning of period	14,778,302	4,346,789	7,347,731	3,078,825	22,390,121
End of period	$9,538,293	$3,049,270	$6,362,578	$2,805,890	$17,927,418

Beginning units	570,175	261,217	273,254	2,029,271	1,083,299
Units issued	262,697	755,835	214,281	15,107,996	5,471,843
Units redeemed	(407,294)	(818,133)	(231,512)	(15,327,105)	(5,640,519)
Ending units	425,578	198,919	256,023	1,810,162	914,623

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(42,850)	$(264,222)	$(1,655)	$(10,773)	$(5,139)
Capital gains distributions received	305,256	1,350,027	13,454	—	—
Net realized gain (loss) on shares redeemed	43,337	893,634	(6,362)	27,368	70,150
Net change in unrealized appreciation (depreciation) on investments	(652,132)	(3,171,928)	(5,928)	29,609	14,091
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(346,389)	(1,192,489)	(491)	46,204	79,102

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,301	41,241	363	1,134	93
Annuity payments	(779)	(146,909)	—	—	—
Surrenders, withdrawals and death benefits	(286,402)	(2,244,579)	(20,172)	(48,285)	(24,361)
Net transfers between other subaccounts
or fixed rate option	(1,139,985)	(2,869,315)	312,286	32,466	1,094,571
Miscellaneous transactions	46	(203)	(30)	(87)	(28)
Other charges	(1,257)	(55,424)	(120)	(2,127)	(169)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,412,076)	(5,275,189)	292,327	(16,899)	1,070,106

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,758,465)	(6,467,678)	291,836	29,305	1,149,208

NET ASSETS
Beginning of period	3,542,339	19,503,671	123,319	626,882	191,356
End of period	$1,783,874	$13,035,993	$415,155	$656,187	$1,340,564

Beginning units	207,566	648,610	86,345	836,939	139,337
Units issued	288,638	509,086	2,529,847	41,913,279	12,187,030
Units redeemed	(380,696)	(690,917)	(2,335,587)	(41,832,875)	(11,361,519)
Ending units	115,508	466,779	280,605	917,343	964,848

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(171,750)	$(95,448)	$168,008	$(187,372)	$(655,169)
Capital gains distributions received	998,978	205,893	—	3,950,162	20,812,345
Net realized gain (loss) on shares redeemed	716,971	1,107,642	(904,781)	(7,165,040)	(9,159,047)
Net change in unrealized appreciation (depreciation) on investments	(3,264,493)	(1,471,088)	28,483	(366,007)	(16,672,487)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,720,294)	(253,001)	(708,290)	(3,768,257)	(5,674,358)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	35,386	23,632	2,449	21,635	65,102
Annuity payments	(18,428)	—	(7,598)	(6,160)	(96,494)
Surrenders, withdrawals and death benefits	(1,270,089)	(718,943)	(289,001)	(1,723,207)	(3,397,389)
Net transfers between other subaccounts
or fixed rate option	(906,681)	(174,258)	(1,018,092)	(2,015,723)	(995,985)
Miscellaneous transactions	(450)	(10,504)	(21)	2,740	1,674
Other charges	(36,919)	(3,177)	(23,145)	(12,658)	(20,668)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,197,181)	(883,250)	(1,335,408)	(3,733,373)	(4,443,760)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,917,475)	(1,136,251)	(2,043,698)	(7,501,630)	(10,118,118)

NET ASSETS
Beginning of period	12,451,611	7,507,426	5,140,887	15,747,096	51,453,201
End of period	$8,534,136	$6,371,175	$3,097,189	$8,245,466	$41,335,083

Beginning units	510,326	509,399	475,902	343,537	5,201,616
Units issued	457,423	252,926	434,644	3,636,226	11,883,442
Units redeemed	(550,580)	(304,077)	(558,894)	(3,732,924)	(12,444,690)
Ending units	417,169	458,248	351,652	246,839	4,640,368

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(101,111)	$113,236	$(274,566)	$(65,861)	$(16,246)
Capital gains distributions received	2,310,273	535,728	919,767	—	90,944
Net realized gain (loss) on shares redeemed	(1,922,177)	(279,010)	2,709,654	1,203,240	127,698
Net change in unrealized appreciation (depreciation) on investments	(2,067,439)	(474,846)	(3,704,980)	(2,813,540)	(337,020)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,780,454)	(104,892)	(350,125)	(1,676,161)	(134,624)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18,336	15,279	32,069	23,993	2,456
Annuity payments	—	(45,295)	(116,778)	(27,908)	(29,074)
Surrenders, withdrawals and death benefits	(802,058)	(1,686,293)	(2,113,455)	(1,410,699)	(75,698)
Net transfers between other subaccounts
or fixed rate option	(1,789,952)	(3,343,200)	(4,044,429)	(1,975,575)	(69,995)
Miscellaneous transactions	200	(9)	(6,140)	(387)	(249)
Other charges	(4,001)	(71,784)	(53,588)	(49,275)	(1,427)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,577,475)	(5,131,302)	(6,302,321)	(3,439,851)	(173,987)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,357,929)	(5,236,194)	(6,652,446)	(5,116,012)	(308,611)

NET ASSETS
Beginning of period	9,350,555	22,354,060	21,496,306	15,937,536	1,367,809
End of period	$4,992,626	$17,117,866	$14,843,860	$10,821,524	$1,059,198

Beginning units	344,350	1,015,423	939,342	905,706	86,705
Units issued	1,071,586	707,649	679,893	449,165	1,119
Units redeemed	(1,157,448)	(949,069)	(947,350)	(656,673)	(11,928)
Ending units	258,488	774,003	671,885	698,198	75,896
The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(127,323)	$(265)	$(357,520)	$(309,306)	$(88,126)
Capital gains distributions received	361,228	—	3,472,633	1,028,846	1,233,640
Net realized gain (loss) on shares redeemed	568,843	(6,200)	(1,335,737)	1,492,053	1,198,310
Net change in unrealized appreciation (depreciation) on investments	(966,550)	6,994	(1,795,614)	(2,361,966)	(3,084,859)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(163,802)	529	(16,238)	(150,373)	(741,035)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18,342	15	76,724	62,299	24,431
Annuity payments	(31,165)	—	(85,780)	(47,784)	(109,271)
Surrenders, withdrawals and death benefits	(730,505)	(917)	(3,110,591)	(2,338,454)	(1,967,623)
Net transfers between other subaccounts
or fixed rate option	(397,905)	1,105	(1,258,083)	(864,197)	(1,127,702)
Miscellaneous transactions	(9)	—	2,432	(381)	95
Other charges	(12,221)	(23)	(27,575)	(22,065)	(6,707)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,153,463)	180	(4,402,873)	(3,210,582)	(3,186,777)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,317,265)	709	(4,419,111)	(3,360,955)	(3,927,812)

NET ASSETS
Beginning of period	8,899,080	18,595	28,295,421	21,668,801	20,652,621
End of period	$7,581,815	$19,304	$23,876,310	$18,307,846	$16,724,809

Beginning units	460,674	9,044	1,002,863	1,741,166	449,626
Units issued	238	1,043	102,006	157,064	2,482
Units redeemed	(55,567)	(928)	(262,278)	(397,688)	(71,923)
Ending units	405,345	9,159	842,591	1,500,542	380,185

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$28,670	$(19,691)	$(16,164,149)	$(66,816,413)	$(25,560,656)
Capital gains distributions received	67,677	133,888	—	—	—
Net realized gain (loss) on shares redeemed	(14,839)	84,634	92,109,236	298,067,278	134,610,574
Net change in unrealized appreciation (depreciation) on investments	(134,555)	(187,316)	(167,947,054)	(612,799,825)	(224,408,848)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(53,047)	11,515	(92,001,967)	(381,548,960)	(115,358,930)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,864	2,340	681,899	4,961,710	1,503,061
Annuity payments	—	—	(441,171)	(1,902,415)	(445,961)
Surrenders, withdrawals and death benefits	(18,365)	(63,083)	(92,608,656)	(373,926,897)	(152,429,326)
Net transfers between other subaccounts
or fixed rate option	(29,389)	(91,399)	(144,421,866)	(636,680,679)	(120,837,977)
Miscellaneous transactions	(2)	5	3,519	26,313	56,645
Other charges	(75)	(754)	(7,256,941)	(36,880,899)	(10,548,467)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(43,967)	(152,891)	(244,043,216)	(1,044,402,867)	(282,702,025)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(97,014)	(141,376)	(336,045,183)	(1,425,951,827)	(398,060,955)

NET ASSETS
Beginning of period	321,867	1,278,769	1,146,433,292	4,871,020,176	1,776,407,378
End of period	$224,853	$1,137,393	$810,388,109	$3,445,068,349	$1,378,346,423

Beginning units	29,801	50,603	79,948,244	317,158,851	100,476,598
Units issued	705	370	6,437,228	27,443,832	7,875,985
Units redeemed	(5,160)	(5,853)	(24,666,099)	(100,426,858)	(25,039,855)
Ending units	25,346	45,120	61,719,373	244,175,825	83,312,728

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(23,495,725)	$(1,056,109)	$(454,311)	$(1,578,684)	$(842,725)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,680,148	244,540	1,502,199	3,303,393	318,549
Net change in unrealized appreciation (depreciation) on investments	24,995,823	264,822	(3,041,614)	(19,848,906)	(273,323)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,180,246	(546,747)	(1,993,726)	(18,124,197)	(797,499)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	128,096	—	49,454	99,318	—
Annuity payments	(927,771)	(56,518)	(186,961)	(84,205)	(1,183)
Surrenders, withdrawals and death benefits	(107,793,776)	(14,233,208)	(3,164,162)	(8,036,344)	(8,985,155)
Net transfers between other subaccounts
or fixed rate option	2,226,412,163	58,721,779	(6,638,189)	(12,985,091)	3,132,657
Miscellaneous transactions	10,356	99	(95)	(213)	328
Other charges	(18,314,954)	(20,390)	(287,388)	(1,026,998)	(22,948)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,099,514,114	44,411,762	(10,227,341)	(22,033,533)	(5,876,301)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,105,694,360	43,865,015	(12,221,067)	(40,157,730)	(6,673,800)

NET ASSETS
Beginning of period	1,058,737,381	32,888,977	37,280,068	124,977,537	47,838,896
End of period	$3,164,431,741	$76,753,992	$25,059,001	$84,819,807	$41,165,096

Beginning units	67,018,420	2,554,978	2,590,983	11,487,660	4,389,342
Units issued	199,521,064	5,461,573	359,231	2,739,394	1,827,911
Units redeemed	(64,824,193)	(2,056,882)	(1,107,569)	(5,067,658)	(2,389,703)
Ending units	201,715,291	5,959,669	1,842,645	9,159,396	3,827,550

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,185,271)	$(949,167)	$(36,383)	$(219,764)	$(178,836)
Capital gains distributions received	—	—	266,572	1,637,939	1,262,171
Net realized gain (loss) on shares redeemed	9,645,302	400,563	47,104	528,612	403,568
Net change in unrealized appreciation (depreciation) on investments	(10,488,436)	(507,783)	(289,234)	(1,887,340)	(1,699,966)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,028,405)	(1,056,387)	(11,941)	59,447	(213,063)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	159,020	—	4,154	34,127	46,702
Annuity payments	(46,360)	—	(27,213)	(60,356)	(20,927)
Surrenders, withdrawals and death benefits	(6,660,701)	(8,647,738)	(121,310)	(1,531,708)	(1,409,712)
Net transfers between other subaccounts
or fixed rate option	(5,172,363)	(2,347,887)	(104,057)	(1,684,696)	726,153
Miscellaneous transactions	4,231	378	1	28,471	(190)
Other charges	(653,495)	(18,268)	(1,189)	(19,367)	(14,082)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(12,369,668)	(11,013,515)	(249,614)	(3,233,529)	(672,056)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,398,073)	(12,069,902)	(261,555)	(3,174,082)	(885,119)

NET ASSETS
Beginning of period	78,395,914	55,271,875	2,429,948	16,862,364	12,231,468
End of period	$63,997,841	$43,201,973	$2,168,393	$13,688,282	$11,346,349

Beginning units	3,001,410	4,311,036	96,972	626,412	538,192
Units issued	1,051,140	1,901,145	570	75,896	205,516
Units redeemed	(1,541,629)	(2,796,593)	(10,016)	(178,881)	(246,183)
Ending units	2,510,921	3,415,588	87,526	523,427	497,525

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$1,305,534	$(765,829)	$(1,628,949)	$(1,861,254)	$228,034
Capital gains distributions received	2,894,331	—	—	—	748,993
Net realized gain (loss) on shares redeemed	(1,009,994)	(883,506)	7,645,963	8,695,149	1,037,414
Net change in unrealized appreciation (depreciation) on investments	(5,385,042)	711,397	(15,145,052)	(14,603,600)	(3,956,947)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,195,171)	(937,938)	(9,128,038)	(7,769,705)	(1,942,506)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	56,185	—	1,302,855	132,225	85,225
Annuity payments	(193,529)	—	—	(70,176)	(55,821)
Surrenders, withdrawals and death benefits	(1,374,439)	(9,597,126)	(34,514,074)	(13,738,999)	(3,744,421)
Net transfers between other subaccounts
or fixed rate option	(984,230)	2,007,900	13,557,577	(14,589,769)	(1,423,616)
Miscellaneous transactions	(1,059)	8,727	2,777	(1,220)	379
Other charges	(14,701)	(15,364)	(46,878)	(812,765)	(19,062)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,511,773)	(7,595,863)	(19,697,743)	(29,080,704)	(5,157,316)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,706,944)	(8,533,801)	(28,825,781)	(36,850,409)	(7,099,822)

NET ASSETS
Beginning of period	13,977,373	44,338,374	136,764,963	132,986,885	26,417,163
End of period	$9,270,429	$35,804,573	$107,939,182	$96,136,476	$19,317,341

Beginning units	672,082	3,753,514	8,943,072	10,477,177	1,398,536
Units issued	73,493	1,483,669	1,993,920	2,153,778	172,994
Units redeemed	(202,207)	(2,158,426)	(3,317,282)	(4,527,352)	(453,847)
Ending units	543,368	3,078,757	7,619,710	8,103,603	1,117,683

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$10,602	$(48,950)	$(24,791)	$(61,401)	$(1,286,300)
Capital gains distributions received	473	—	244,684	466,814	—
Net realized gain (loss) on shares redeemed	(9,942)	306,183	94,916	290,031	1,826,776
Net change in unrealized appreciation (depreciation) on investments	(3,589)	(437,961)	(510,969)	(1,070,159)	(2,723,943)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,456)	(180,728)	(196,160)	(374,715)	(2,183,467)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	393	1,982	6,925	8,711	14,343
Annuity payments	—	(73,591)	(16,126)	(48,272)	(593,906)
Surrenders, withdrawals and death benefits	(232,000)	(299,400)	(186,022)	(442,405)	(10,955,601)
Net transfers between other subaccounts
or fixed rate option	(8,315)	(85,777)	68,458	(231,325)	3,545,668
Miscellaneous transactions	—	798	38	4	306
Other charges	(373)	(3,598)	(4,376)	(2,299)	(782,314)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(240,295)	(459,586)	(131,103)	(715,586)	(8,771,504)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(242,751)	(640,314)	(327,263)	(1,090,301)	(10,954,971)

NET ASSETS
Beginning of period	551,811	4,783,485	2,544,051	5,185,204	93,378,081
End of period	$309,060	$4,143,171	$2,216,788	$4,094,903	$82,423,110

Beginning units	51,391	228,901	116,605	241,441	8,326,133
Units issued	20	742	4,274	299	3,112,788
Units redeemed	(22,865)	(21,158)	(10,139)	(33,461)	(3,967,429)
Ending units	28,546	208,485	110,740	208,279	7,471,492

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(503,249)	$(2,452,114)	$(19,914)	$(998,916)	$(178,713)
Capital gains distributions received	—	—	—	—	1,467,323
Net realized gain (loss) on shares redeemed	(669,368)	11,750,588	8,257	7,991,847	295,949
Net change in unrealized appreciation (depreciation) on investments	636,433	(24,619,636)	(201,930)	(14,400,123)	(2,497,359)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(536,184)	(15,321,162)	(213,587)	(7,407,192)	(912,800)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	300,942	735	49,095	45,034
Annuity payments	(26,395)	(164,797)	(9,728)	(176,370)	(35,780)
Surrenders, withdrawals and death benefits	(7,693,084)	(15,758,102)	(186,214)	(7,284,126)	(1,774,216)
Net transfers between other subaccounts
or fixed rate option	9,116,051	(11,067,162)	(896,302)	(16,845,792)	920,268
Miscellaneous transactions	414	2,057	2	1,785	13,854
Other charges	(14,053)	(871,627)	(204)	(546,090)	(14,347)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,382,933	(27,558,689)	(1,091,711)	(24,801,498)	(845,187)

TOTAL INCREASE (DECREASE) IN NET ASSETS	846,749	(42,879,851)	(1,305,298)	(32,208,690)	(1,757,987)

NET ASSETS
Beginning of period	26,687,212	175,215,370	3,296,129	83,662,788	13,010,251
End of period	$27,533,961	$132,335,519	$1,990,831	$51,454,098	$11,252,264

Beginning units	2,647,125	12,192,213	303,306	4,510,989	770,065
Units issued	1,557,340	1,246,472	55,781	945,005	193,057
Units redeemed	(1,454,493)	(3,272,819)	(162,454)	(2,344,316)	(249,832)
Ending units	2,749,972	10,165,866	196,633	3,111,678	713,290

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,215,593)	$(44,880)	$(876,607)	$3,844	$6,387
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1,291,059)	368,641	5,684,149	—	(4,422)
Net change in unrealized appreciation (depreciation) on investments	1,418,664	(1,160,687)	(8,325,138)	—	(9,422)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,087,988)	(836,926)	(3,517,596)	3,844	(7,457)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	11,234	42,067	338	124
Annuity payments	(76,237)	—	(27,074)	—	—
Surrenders, withdrawals and death benefits	(16,566,135)	(808,141)	(7,297,323)	(624,359)	(11,590)
Net transfers between other subaccounts
or fixed rate option	28,855,703	(357,272)	(10,134,454)	476,510	—
Miscellaneous transactions	353	292	198	(20)	—
Other charges	(21,832)	(954)	(458,643)	(871)	(153)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	12,191,852	(1,154,841)	(17,875,229)	(148,402)	(11,619)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,103,864	(1,991,767)	(21,392,825)	(144,558)	(19,076)

NET ASSETS
Beginning of period	58,692,580	4,975,134	67,378,571	917,413	165,593
End of period	$69,796,444	$2,983,367	$45,985,746	$772,855	$146,517

Beginning units	5,920,396	409,511	4,114,041	95,725	14,021
Units issued	6,504,485	170,500	857,307	60,350	6
Units redeemed	(5,207,332)	(275,502)	(1,989,175)	(75,825)	(1,006)
Ending units	7,217,549	304,509	2,982,173	80,250	13,021

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(59,003)	$(47,644)	$(996,426)	$(2,342,905)	$(2,795,125)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	405,874	349,947	(375,801)	(721,728)	(982,826)
Net change in unrealized appreciation (depreciation) on investments	(719,996)	(572,291)	2,588,635	(318,661)	(613,601)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(373,125)	(269,988)	1,216,408	(3,383,294)	(4,391,552)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,874	3,996	—	—	—
Annuity payments	—	—	(68,094)	(185,238)	(357,983)
Surrenders, withdrawals and death benefits	(574,006)	(578,293)	(12,871,350)	(29,102,258)	(34,866,681)
Net transfers between other subaccounts
or fixed rate option	(99,195)	127,875	94,088,897	18,768,808	19,796,335
Miscellaneous transactions	(60)	62	335	(2,058)	3,034
Other charges	(2,318)	(4,492)	(10,255)	(56,296)	(62,405)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(673,705)	(450,852)	81,139,533	(10,577,042)	(15,487,700)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,046,830)	(720,840)	82,355,941	(13,960,336)	(19,879,252)

NET ASSETS
Beginning of period	4,601,960	3,505,578	7,841,947	116,810,855	156,690,254
End of period	$3,555,130	$2,784,738	$90,197,888	$102,850,519	$136,811,002

Beginning units	268,559	202,734	692,501	11,718,449	15,773,702
Units issued	75,948	63,018	10,137,581	9,447,176	14,502,985
Units redeemed	(116,849)	(91,170)	(2,655,885)	(10,572,436)	(16,119,448)
Ending units	227,658	174,582	8,174,197	10,593,189	14,157,239

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2018	1/1/2018	1/2/2018*
	to	to	to
	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(329,651)	$(658,446)	$(30,650)
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	1,726,520	(513,524)	45,038
Net change in unrealized appreciation (depreciation) on investments	(8,217,113)	1,691,005	167,958
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,820,244)	519,035	182,346

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	93,150	—	—
Annuity payments	(135,511)	(3,944)	—
Surrenders, withdrawals and death benefits	(3,474,540)	(8,407,984)	(143,610)
Net transfers between other subaccounts
or fixed rate option	(725,489)	46,596,843	7,458,723
Miscellaneous transactions	(371)	273	(20)
Other charges	(40,382)	(14,732)	(620)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,283,143)	38,170,456	7,314,473

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,103,387)	38,689,491	7,496,819

NET ASSETS
Beginning of period	38,429,014	5,521,326	—
End of period	$27,325,627	$44,210,817	$7,496,819

Beginning units	2,832,902	550,819	—
Units issued	474,923	9,101,763	1,159,303
Units redeemed	(829,290)	(5,083,058)	(382,516)
Ending units	2,478,535	4,569,524	776,787

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A78

NOTES TO FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
DECEMBER 31, 2019

Note 1:	General
Prudential Annuities Life Assurance Corporation Variable Account B (“the Account”) was established under the laws of the State of Connecticut on November 25, 1987 to fund variable annuities offered by Prudential Annuities Life Assurance Corporation (“Prudential Annuities”). Prudential Annuities is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Prudential Annuities. The assets of the Account will not be charged with any liabilities arising out of any other business Prudential Annuities may conduct. However, the Account’s obligations, including insurance benefits related to the variable annuities, are the obligations of Prudential Annuities.
On August 30, 2013, Prudential Annuities received approval from the Arizona and Connecticut Departments of Insurance to redomesticate Prudential Annuities from Connecticut to Arizona effective August 31, 2013. As a result of the redomestication, Prudential Annuities is now an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The Account is now operated in accordance with the laws of Arizona. There was no impact to the operation of the Account.
The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is used as a funding vehicle for several flexible premium deferred individual variable annuity contracts, as well as two immediate individual variable annuities issued by Prudential Annuities (individually, a “contract” or "product" and collectively, the “contracts” or "products"). The following is a list of each contract funded through the Account.

Advanced Series Advisor Plan (“ASAP”)	Advanced Series XTra Credit FOUR Premier (“XTra Credit
Advanced Series Advisor Plan II (“ASAP II”)	FOUR Premier")
Advanced Series Advisor Plan II Premier (“ASAP II	Advanced Series XTra Credit Premier (“XTra Credit
Premier”)	Premier”)
Advanced Series Advisor Plan III (“ASAP III”)	Advanced Series XTra Credit SIX (“XTra Credit SIX”)
Advanced Series Advisors Choice (“Choice”)	Alliance Capital Navigator (“ACN”)
Advanced Series Advisors Choice 2000 (“Choice 2000”)	Defined Investments Annuity
Advanced Series Advisors Income Annuity (“ASAIA”)	Emerald Choice
Advanced Series Apex (“Apex”)	Galaxy Variable Annuity III (“Galaxy III”)
Advanced Series Apex II (“Apex II”)	Harvester Variable Annuity (“Harvester Variable Annuity”)
Advanced Series Cornerstone ("AS Cornerstone")	Harvester XTra Credit (“Harvester XTra Credit”)
Advanced Series Impact (“AS Impact”)	Imperium
Advanced Series LifeVest (“ASL”)	LifeVest Personal Security Annuity (“PSA”)
Advanced Series LifeVest II (“ASL II”)	Stagecoach Apex II
Advanced Series LifeVest II Premier (ASL II Premier”)	Stagecoach ASAP III
Advanced Series LifeVest Premier (“ASL Premier”)	Stagecoach XTra Credit SIX
Advanced Series Optimum ("Optimum")	Wells Fargo Stagecoach Apex
Advanced Series Optimum Four ("Optimum Four")	Wells Fargo Stagecoach Extra Credit Variable Annuity
Advanced Series Optimum Plus ("Optimum Plus")	(“Stagecoach Extra Credit”)
Advanced Series Optimum XTra ("Optimum XTra")	Wells Fargo Stagecoach Variable Annuity (“Stagecoach”)
Advanced Series Protector (“AS Protector”)	Wells Fargo Stagecoach Variable Annuity Flex (“Stagecoach
Advanced Series Variable Immediate Annuity (“ASVIA”)	Flex”)
Advanced Series XTra Credit (“XTra Credit”)	Wells Fargo Stagecoach Variable Annuity Plus (“Stagecoach
Advanced Series XTra Credit EIGHT (“XTra Credit EIGHT”)	VA+”)
Advanced Series XTra Credit FOUR (“XTtra Credit FOUR”)

The contracts may be used as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for “non-qualified” investments. When a contract is purchased as a “qualified” investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.
The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

A79

Note 1:	General (continued)

The corresponding subaccount names are as follows:

AST Goldman Sachs Large-Cap Value Portfolio*	ProFund VP NASDAQ-100
AST T. Rowe Price Large-Cap Growth Portfolio	ProFund VP Semiconductor
AST Government Money Market Portfolio	ProFund VP Small-Cap Growth
AST Cohen & Steers Realty Portfolio	ProFund VP Short Mid-Cap
AST J.P. Morgan Strategic Opportunities Portfolio	ProFund VP Short NASDAQ-100
AST T. Rowe Price Large-Cap Value Portfolio	ProFund VP Short Small-Cap
AST High Yield Portfolio	ProFund VP Small-Cap Value
AST Small-Cap Growth Opportunities Portfolio	ProFund VP Technology
AST WEDGE Capital Mid-Cap Value Portfolio	ProFund VP Telecommunications
AST Small-Cap Value Portfolio	ProFund VP UltraMid-Cap
AST Mid-Cap Growth Portfolio (formerly AST	ProFund VP UltraNASDAQ-100
Goldman Sachs Mid-Cap Growth Portfolio)	ProFund VP UltraSmall-Cap
AST Goldman Sachs Small-Cap Value Portfolio	ProFund VP Utilities
AST Hotchkis & Wiley Large-Cap Value Portfolio	ProFund VP Large-Cap Growth
AST Loomis Sayles Large-Cap Growth Portfolio	ProFund VP Large-Cap Value
AST MFS Growth Portfolio	Rydex VT Nova Fund
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Rydex VT NASDAQ-100® Fund
AST Small-Cap Growth Portfolio	Rydex VT Inverse S&P 500® Strategy Fund
AST BlackRock Low Duration Bond Portfolio	Invesco V.I. Health Care Fund (Series I)
AST BlackRock/Loomis Sayles Bond Portfolio	Invesco V.I. Technology Fund (Series I)
AST QMA US Equity Alpha Portfolio	Wells Fargo VT Index Asset Allocation Fund (Class 2)
AST T. Rowe Price Natural Resources Portfolio	Wells Fargo VT International Equity Fund (Class 2)
AST T. Rowe Price Asset Allocation Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 2)
AST International Value Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
AST MFS Global Equity Portfolio	AST Prudential Growth Allocation Portfolio
AST J.P. Morgan International Equity Portfolio	AST Advanced Strategies Portfolio
AST Templeton Global Bond Portfolio	AST Investment Grade Bond Portfolio
AST International Growth Portfolio	AST Bond Portfolio 2019**
AST Wellington Management Hedged Equity Portfolio	AST Cohen & Steers Global Realty Portfolio
AST Capital Growth Asset Allocation Portfolio	(formerly AST Global Real Estate Portfolio)
AST Academic Strategies Asset Allocation Portfolio	AST Parametric Emerging Markets Equity Portfolio
AST Balanced Asset Allocation Portfolio	AST Bond Portfolio 2020
AST Preservation Asset Allocation Portfolio	AST Jennison Large-Cap Growth Portfolio
AST AllianzGI World Trends Portfolio	AST Bond Portfolio 2021
(formerly AST RCM World Trends Portfolio)	Wells Fargo VT Omega Growth Fund (Class 2)
AST J.P. Morgan Global Thematic Portfolio	Wells Fargo VT Omega Growth Fund (Class 1)
AST Goldman Sachs Multi-Asset Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 1)
AST Western Asset Core Plus Bond Portfolio	Wells Fargo VT International Equity Fund (Class 1)
Davis Value Portfolio	AST Bond Portfolio 2022
Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	AST Quantitative Modeling Portfolio
Columbia Variable Portfolio - Small Company	AST BlackRock Global Strategies Portfolio
Growth Fund (Class 1)	Invesco V.I. Diversified Dividend Fund (Series I)
Prudential SP International Growth Portfolio (Class I)	Columbia Variable Portfolio - U.S. Government
ProFund VP Asia 30	Mortgage Fund (Class 1)
ProFund VP Banks	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
ProFund VP Bear	Wells Fargo VT Opportunity Fund (Class 1)
ProFund VP Biotechnology	Wells Fargo VT Opportunity Fund (Class 2)
ProFund VP Basic Materials	AST Prudential Core Bond Portfolio
ProFund VP UltraBull	AST Bond Portfolio 2023
ProFund VP Bull	AST MFS Growth Allocation Portfolio (formerly AST
ProFund VP Consumer Services	New Discovery Asset Allocation Portfolio)
ProFund VP Consumer Goods	AST Western Asset Emerging Markets Debt Portfolio
ProFund VP Oil & Gas	AST MFS Large-Cap Value Portfolio
ProFund VP Europe 30	Invesco V.I. Mid Cap Growth Fund (Series I)
ProFund VP Financials	AST Bond Portfolio 2024
ProFund VP U.S. Government Plus	AST AQR Emerging Markets Equity Portfolio
ProFund VP Health Care	AST ClearBridge Dividend Growth Portfolio
Access VP High Yield Fund	Columbia Variable Portfolio - Government
ProFund VP Industrials	Money Market Fund (Class 1)
ProFund VP Internet	Columbia Variable Portfolio - Income
ProFund VP Japan	Opportunities Fund (Class 1)
ProFund VP Precious Metals	AST AQR Large-Cap Portfolio
ProFund VP Mid-Cap Growth	AST QMA Large-Cap Portfolio
ProFund VP Mid-Cap Value	AST Bond Portfolio 2025
ProFund VP Pharmaceuticals	AST Bond Portfolio 2026
ProFund VP Real Estate	AST Bond Portfolio 2027
ProFund VP Rising Rates Opportunity	NVIT Emerging Markets Fund (Class D)

A80

Note 1:	General (continued)

AST Bond Portfolio 2028	AST Bond Portfolio 2030
AST Bond Portfolio 2029

*	Subaccount was no longer available for investment as of December 31, 2019.

**	Subaccount liquidated during the period ended December 31, 2019.
The following table sets forth the date at which a merger took place in the Account. The transfer from the removed subaccount to the surviving subaccount for the period ended December 31, 2019 is reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
April 26, 2019	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential Annuities. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.
New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued.
Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.
Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the first in, first out method.
Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return varies by product version; 4 percent for Stabilized, 3 percent for Guaranteed, and from 3 percent to 7 percent as elected by the annuitant for Traditional.  Rates above 5 percent may be restricted in certain states. The mortality risk is fully borne by Prudential Annuities and may result in additional amounts being transferred into the Account by Prudential Annuities to cover greater longevity of annuitants than expected. A receivable is established for amounts due but not yet received. The amounts are included in “Contract owner net payments” on the Statements of Changes in Net Assets.

A81

Note 3:	Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2019, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:	Taxes
Prudential Annuities is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential Annuities management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2019 were as follows:

	Purchases	Sales
AST Goldman Sachs Large-Cap Value Portfolio	$16,671,427	$643,891,104
AST T. Rowe Price Large-Cap Growth Portfolio	118,312,780	175,379,794
AST Government Money Market Portfolio	450,890,039	502,399,673
AST Cohen & Steers Realty Portfolio	26,066,643	35,175,034
AST J.P. Morgan Strategic Opportunities Portfolio	155,260,985	169,175,981
AST T. Rowe Price Large-Cap Value Portfolio	654,358,242	116,519,391
AST High Yield Portfolio	77,672,330	71,254,938
AST Small-Cap Growth Opportunities Portfolio	27,575,218	55,311,279
AST WEDGE Capital Mid-Cap Value Portfolio	17,219,590	17,452,029
AST Small-Cap Value Portfolio	24,095,449	46,972,486
AST Mid-Cap Growth Portfolio	75,420,243	121,109,391
AST Goldman Sachs Small-Cap Value Portfolio	40,895,132	42,583,542
AST Hotchkis & Wiley Large-Cap Value Portfolio	36,293,408	55,812,299
AST Loomis Sayles Large-Cap Growth Portfolio	49,227,261	180,965,165
AST MFS Growth Portfolio	31,160,984	58,111,470
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	40,242,389	60,436,891
AST Small-Cap Growth Portfolio	38,546,909	43,917,066
AST BlackRock Low Duration Bond Portfolio	52,346,244	56,006,355
AST BlackRock/Loomis Sayles Bond Portfolio	203,661,008	215,915,180
AST QMA US Equity Alpha Portfolio	32,138,507	46,174,197
AST T. Rowe Price Natural Resources Portfolio	38,985,313	26,620,127
AST T. Rowe Price Asset Allocation Portfolio	347,904,637	493,577,576

A82

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST International Value Portfolio	$15,317,300	$21,691,933
AST MFS Global Equity Portfolio	48,903,415	66,307,962
AST J.P. Morgan International Equity Portfolio	27,944,552	36,868,049
AST Templeton Global Bond Portfolio	27,087,700	26,361,199
AST International Growth Portfolio	23,428,569	74,185,612
AST Wellington Management Hedged Equity Portfolio	65,470,538	70,408,824
AST Capital Growth Asset Allocation Portfolio	551,863,494	904,195,165
AST Academic Strategies Asset Allocation Portfolio	297,423,478	308,689,892
AST Balanced Asset Allocation Portfolio	326,198,133	527,713,259
AST Preservation Asset Allocation Portfolio	266,590,018	380,449,235
AST AllianzGI World Trends Portfolio	159,297,905	163,924,536
AST J.P. Morgan Global Thematic Portfolio	127,805,959	142,015,311
AST Goldman Sachs Multi-Asset Portfolio	148,820,174	129,488,291
AST Western Asset Core Plus Bond Portfolio	151,419,091	154,092,195
Davis Value Portfolio	19,277	84,389
Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	36,202	372,279
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	130,000	152,265
Prudential SP International Growth Portfolio (Class I)	755,069	1,787,245
ProFund VP Asia 30	3,604,720	3,607,132
ProFund VP Banks	4,427,822	4,787,427
ProFund VP Bear	6,707,774	6,111,196
ProFund VP Biotechnology	14,910,198	16,400,669
ProFund VP Basic Materials	2,762,165	3,783,961
ProFund VP UltraBull	11,008,459	12,521,858
ProFund VP Bull	139,563,648	152,790,043
ProFund VP Consumer Services	5,072,689	5,895,876
ProFund VP Consumer Goods	2,338,467	2,275,864
ProFund VP Oil & Gas	5,493,644	6,839,152
ProFund VP Europe 30	6,402,035	6,071,328
ProFund VP Financials	6,035,925	7,064,590
ProFund VP U.S. Government Plus	76,424,102	76,854,020
ProFund VP Health Care	10,038,707	15,454,194
Access VP High Yield Fund	12,369,125	10,084,788
ProFund VP Industrials	5,157,193	4,187,492
ProFund VP Internet	5,828,388	7,622,364
ProFund VP Japan	2,452,069	2,867,760
ProFund VP Precious Metals	41,536,338	38,607,212
ProFund VP Mid-Cap Growth	31,064,772	28,052,546
ProFund VP Mid-Cap Value	26,597,755	22,923,335
ProFund VP Pharmaceuticals	5,861,868	6,546,740
ProFund VP Real Estate	14,110,555	13,903,507
ProFund VP Rising Rates Opportunity	11,561,039	11,910,407
ProFund VP NASDAQ-100	158,549,242	161,355,934
ProFund VP Semiconductor	9,537,183	9,054,333
ProFund VP Small-Cap Growth	7,179,852	8,911,571
ProFund VP Short Mid-Cap	1,445,439	1,769,216
ProFund VP Short NASDAQ-100	17,599,493	17,581,710
ProFund VP Short Small-Cap	23,426,375	24,513,562
ProFund VP Small-Cap Value	3,535,995	4,869,093
ProFund VP Technology	3,591,800	3,662,593
ProFund VP Telecommunications	2,887,574	2,953,513
ProFund VP UltraMid-Cap	34,523,272	36,652,323
ProFund VP UltraNASDAQ-100	30,003,436	62,814,141
ProFund VP UltraSmall-Cap	20,664,810	21,662,595
ProFund VP Utilities	15,177,743	15,543,427
ProFund VP Large-Cap Growth	20,711,004	21,523,839
ProFund VP Large-Cap Value	7,315,535	8,198,334

A83

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
Rydex VT Nova Fund	$2,377	$167,111
Rydex VT NASDAQ-100® Fund	20,526	1,104,900
Rydex VT Inverse S&P 500® Strategy Fund	1,151	1,382
Invesco V.I. Health Care Fund (Series I)	2,577,962	6,215,610
Invesco V.I. Technology Fund (Series I)	1,252,217	4,838,211
Wells Fargo VT Index Asset Allocation Fund (Class 2)	67,914	3,131,782
Wells Fargo VT International Equity Fund (Class 2)	6,034	40,938
Wells Fargo VT Small Cap Growth Fund (Class 2)	55,394	165,213
AST Fidelity Institutional AM℠ Quantitative Portfolio	181,849,815	204,384,851
AST Prudential Growth Allocation Portfolio	859,378,091	878,794,617
AST Advanced Strategies Portfolio	214,969,455	325,773,358
AST Investment Grade Bond Portfolio	711,787,239	2,882,712,433
AST Bond Portfolio 2019	973,850	78,578,236
AST Cohen & Steers Global Realty Portfolio	10,907,757	10,590,082
AST Parametric Emerging Markets Equity Portfolio	35,024,913	26,496,123
AST Bond Portfolio 2020	55,901,425	29,477,468
AST Jennison Large-Cap Growth Portfolio	26,195,286	25,896,753
AST Bond Portfolio 2021	4,270,604	29,060,489
Wells Fargo VT Omega Growth Fund (Class 2)	29,796	444,975
Wells Fargo VT Omega Growth Fund (Class 1)	2,770,798	3,977,716
Wells Fargo VT Small Cap Growth Fund (Class 1)	1,822,570	3,245,272
Wells Fargo VT International Equity Fund (Class 1)	922,528	2,019,082
AST Bond Portfolio 2022	4,639,331	19,865,258
AST Quantitative Modeling Portfolio	25,220,392	61,829,473
AST BlackRock Global Strategies Portfolio	26,881,219	34,867,555
Invesco V.I. Diversified Dividend Fund (Series I)	2,926,301	7,052,573
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	147	11,564
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	23,849	381,243
Wells Fargo VT Opportunity Fund (Class 1)	86,285	508,340
Wells Fargo VT Opportunity Fund (Class 2)	2,139	631,896
AST Prudential Core Bond Portfolio	55,420,183	33,712,871
AST Bond Portfolio 2023	13,211,802	19,783,879
AST MFS Growth Allocation Portfolio	28,769,673	32,092,478
AST Western Asset Emerging Markets Debt Portfolio	1,617,749	538,799
AST MFS Large-Cap Value Portfolio	23,025,057	18,683,031
Invesco V.I. Mid Cap Growth Fund (Series I)	3,227,324	4,192,967
AST Bond Portfolio 2024	5,034,357	61,241,054
AST AQR Emerging Markets Equity Portfolio	492,572	1,465,087
AST ClearBridge Dividend Growth Portfolio	24,188,530	21,227,743
Columbia Variable Portfolio - Government Money Market Fund (Class 1)	670,362	709,871
Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	60	5,791
AST AQR Large-Cap Portfolio	1,112,640	1,778,023
AST QMA Large-Cap Portfolio	748,619	1,195,341
AST Bond Portfolio 2025	8,448,479	78,196,772
AST Bond Portfolio 2026	49,480,506	75,902,487
AST Bond Portfolio 2027	11,516,782	97,417,395
NVIT Emerging Markets Fund (Class D)	4,428,178	7,714,427
AST Bond Portfolio 2028	27,713,193	63,480,872
AST Bond Portfolio 2029	32,564,083	15,471,871
AST Bond Portfolio 2030	62,145,985	45,592,926

A84

Note 6:	Related Party Transactions

The Account has extensive transactions and relationships with Prudential Annuities and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.
The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (“PGIM Investments”), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and QMA LLC (formerly Quantitative Management Associates LLC), each of which are indirect, wholly-owned subsidiaries of Prudential Financial.
The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.
The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.
Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.
Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential Annuities and its affiliates. Prudential Annuities and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential Annuities and its affiliates.
See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.

A85

Note 7:	Financial Highlights

Prudential Annuities sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Prudential Annuities and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Prudential Annuities.

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Large-Cap Value Portfolio (merged April 26, 2019)
December 31, 2019	—	$14.47	to	$54.77	$—	0.00%	0.65%	to	3.05%	13.77%	to	14.66%
December 31, 2018	23,441	$12.70	to	$47.77	$545,935	0.00%	0.65%	to	3.05%	-11.33%	to	-9.12%
December 31, 2017	28,413	$14.28	to	$52.56	$717,224	0.00%	0.65%	to	3.05%	6.41%	to	9.03%
December 31, 2016	30,849	$13.38	to	$48.21	$704,432	0.00%	0.65%	to	3.05%	8.15%	to	10.82%
December 31, 2015	36,629	$12.33	to	$43.80	$750,609	0.00%	0.65%	to	3.05%	-7.53%	to	-5.24%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2019	13,441	$22.01	to	$63.97	$606,032	0.00%	0.65%	to	3.05%	24.32%	to	27.40%
December 31, 2018	15,215	$17.56	to	$50.22	$519,986	0.00%	0.65%	to	3.05%	0.68%	to	3.19%
December 31, 2017	19,217	$17.29	to	$48.67	$608,038	0.00%	0.65%	to	3.05%	33.69%	to	36.99%
December 31, 2016	23,078	$12.83	to	$35.52	$496,241	0.00%	0.65%	to	3.05%	-0.43%	to	2.03%
December 31, 2015	28,516	$12.78	to	$34.82	$593,644	0.00%	0.65%	to	3.05%	6.24%	to	8.87%

	AST Government Money Market Portfolio
December 31, 2019	39,170	$7.44	to	$15.02	$454,830	1.68%	0.65%	to	3.05%	-1.41%	to	1.03%
December 31, 2018	43,995	$7.54	to	$14.86	$498,582	1.29%	0.65%	to	3.05%	-1.81%	to	0.64%
December 31, 2017	45,354	$7.68	to	$14.77	$497,232	0.33%	0.65%	to	3.05%	-2.71%	to	-0.31%
December 31, 2016	53,816	$7.90	to	$14.82	$583,214	0.00%	0.65%	to	3.05%	-3.04%	to	-0.65%
December 31, 2015	59,878	$8.14	to	$14.91	$653,395	0.00%	0.65%	to	3.05%	-3.05%	to	-0.65%

	AST Cohen & Steers Realty Portfolio
December 31, 2019	2,450	$23.56	to	$63.11	$129,946	0.00%	0.65%	to	2.75%	27.61%	to	30.36%
December 31, 2018	2,630	$18.46	to	$48.41	$106,002	0.00%	0.65%	to	3.05%	-7.68%	to	-5.38%
December 31, 2017	3,435	$19.94	to	$51.16	$145,631	0.00%	0.65%	to	3.05%	3.01%	to	5.56%
December 31, 2016	3,928	$19.29	to	$48.47	$158,082	0.00%	0.65%	to	3.05%	1.63%	to	4.13%
December 31, 2015	4,445	$18.93	to	$46.54	$172,079	0.00%	0.65%	to	3.05%	1.65%	to	4.16%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2019	29,386	$12.67	to	$37.44	$686,631	0.00%	0.65%	to	3.05%	11.11%	to	13.86%
December 31, 2018	32,036	$11.38	to	$32.88	$609,931	0.00%	0.65%	to	3.05%	-8.04%	to	-5.75%
December 31, 2017	43,506	$12.35	to	$34.89	$844,160	0.00%	0.65%	to	3.05%	8.73%	to	11.41%
December 31, 2016	51,382	$11.34	to	$31.31	$845,591	0.00%	0.65%	to	3.05%	0.68%	to	3.16%
December 31, 2015	60,205	$11.24	to	$30.35	$945,927	0.00%	0.65%	to	3.05%	-3.23%	to	-0.83%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2019	31,214	$15.04	to	$29.33	$683,295	0.00%	0.65%	to	3.05%	22.13%	to	25.15%
December 31, 2018	4,142	$12.28	to	$23.50	$75,127	0.00%	0.65%	to	3.05%	-12.48%	to	-10.30%
December 31, 2017	4,448	$13.99	to	$26.26	$90,219	0.00%	0.65%	to	3.05%	13.01%	to	15.80%
December 31, 2016	4,705	$12.34	to	$22.74	$82,219	0.00%	0.65%	to	3.05%	2.90%	to	5.44%
December 31, 2015	5,581	$11.95	to	$21.62	$92,796	0.00%	0.65%	to	3.05%	-8.93%	to	-6.67%

	AST High Yield Portfolio
December 31, 2019	5,969	$14.95	to	$36.39	$166,925	0.00%	0.65%	to	3.05%	11.78%	to	14.55%
December 31, 2018	5,738	$13.33	to	$31.77	$138,111	0.00%	0.65%	to	3.05%	-4.99%	to	-2.63%
December 31, 2017	7,950	$13.99	to	$32.62	$194,209	0.00%	0.65%	to	3.05%	4.20%	to	6.77%
December 31, 2016	9,501	$13.38	to	$30.55	$212,196	0.00%	0.65%	to	3.05%	11.89%	to	14.65%
December 31, 2015	9,407	$11.69	to	$26.65	$183,209	0.00%	0.65%	to	3.05%	-6.50%	to	-4.19%

A86

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Small-Cap Growth Opportunities Portfolio
December 31, 2019	6,718	$23.71	to	$62.37	$229,610	0.00%	0.65%	to	3.05%	32.32%	to	35.60%
December 31, 2018	7,441	$17.87	to	$46.11	$189,953	0.00%	0.65%	to	3.05%	-13.58%	to	-11.43%
December 31, 2017	8,622	$20.61	to	$52.19	$251,830	0.00%	0.65%	to	3.05%	23.81%	to	26.86%
December 31, 2016	9,808	$16.59	to	$41.24	$225,040	0.00%	0.65%	to	3.05%	4.42%	to	7.00%
December 31, 2015	11,344	$15.84	to	$38.64	$246,195	0.00%	0.65%	to	3.05%	-1.76%	to	0.68%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2019	2,381	$18.91	to	$38.79	$69,244	0.00%	0.65%	to	3.05%	15.51%	to	18.37%
December 31, 2018	2,380	$16.32	to	$32.85	$58,213	0.00%	0.65%	to	3.05%	-19.09%	to	-17.07%
December 31, 2017	3,003	$20.10	to	$39.71	$88,731	0.00%	0.65%	to	3.05%	14.93%	to	17.76%
December 31, 2016	3,333	$17.44	to	$33.81	$83,455	0.00%	0.65%	to	3.05%	10.53%	to	13.25%
December 31, 2015	3,743	$15.73	to	$29.93	$83,288	0.00%	0.65%	to	3.05%	-9.46%	to	-7.22%

	AST Small-Cap Value Portfolio
December 31, 2019	5,273	$19.62	to	$54.56	$209,773	0.00%	0.65%	to	3.05%	18.26%	to	21.19%
December 31, 2018	5,928	$16.54	to	$45.02	$192,079	0.00%	0.65%	to	3.05%	-19.62%	to	-17.62%
December 31, 2017	6,985	$20.52	to	$54.65	$273,950	0.00%	0.65%	to	3.05%	4.08%	to	6.65%
December 31, 2016	7,880	$19.65	to	$51.24	$289,355	0.00%	0.65%	to	3.05%	25.27%	to	28.36%
December 31, 2015	9,217	$15.64	to	$39.92	$264,744	0.00%	0.65%	to	3.05%	-7.23%	to	-4.93%

	AST Mid-Cap Growth Portfolio
December 31, 2019	25,435	$11.58	to	$49.89	$455,112	0.00%	0.65%	to	3.05%	26.19%	to	29.31%
December 31, 2018	26,547	$9.10	to	$38.68	$385,253	0.00%	0.65%	to	3.05%	-7.28%	to	-4.97%
December 31, 2017	32,135	$9.74	to	$40.81	$501,919	0.00%	0.65%	to	3.05%	23.23%	to	26.27%
December 31, 2016	35,196	$7.84	to	$32.40	$437,212	0.00%	0.65%	to	3.05%	-1.45%	to	0.98%
December 31, 2015	40,902	$7.89	to	$32.17	$511,363	0.00%	0.65%	to	3.05%	-8.56%	to	-6.30%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2019	3,303	$22.50	to	$72.17	$170,091	0.00%	0.65%	to	3.05%	18.90%	to	21.84%
December 31, 2018	3,453	$18.07	to	$59.23	$139,768	0.00%	0.65%	to	3.05%	-16.70%	to	-14.63%
December 31, 2017	4,501	$22.58	to	$69.38	$209,088	0.00%	0.65%	to	3.05%	8.78%	to	11.46%
December 31, 2016	5,051	$20.69	to	$62.25	$208,348	0.00%	0.65%	to	3.05%	20.53%	to	23.50%
December 31, 2015	5,760	$17.12	to	$50.40	$192,853	0.00%	0.65%	to	3.05%	-8.38%	to	-6.11%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2019	8,593	$16.78	to	$53.31	$257,162	0.00%	0.65%	to	3.05%	25.57%	to	28.68%
December 31, 2018	9,572	$13.32	to	$41.43	$214,521	0.00%	0.65%	to	3.05%	-16.79%	to	-14.71%
December 31, 2017	11,149	$15.96	to	$48.58	$287,726	0.00%	0.65%	to	3.05%	15.57%	to	18.42%
December 31, 2016	12,782	$13.77	to	$41.02	$270,244	0.00%	0.65%	to	3.05%	16.24%	to	19.11%
December 31, 2015	14,288	$11.81	to	$34.44	$250,478	0.00%	0.65%	to	3.05%	-10.65%	to	-8.43%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2019	19,751	$25.15	to	$62.19	$863,936	0.00%	0.65%	to	3.05%	27.62%	to	30.77%
December 31, 2018	23,113	$19.54	to	$47.56	$765,763	0.00%	0.65%	to	3.05%	-5.67%	to	-3.32%
December 31, 2017	29,004	$20.55	to	$49.19	$981,815	0.00%	0.65%	to	3.05%	28.95%	to	32.13%
December 31, 2016	35,250	$15.81	to	$37.23	$888,257	0.00%	0.65%	to	3.05%	2.36%	to	4.89%
December 31, 2015	40,180	$15.05	to	$35.50	$969,280	0.00%	0.65%	to	3.05%	6.71%	to	9.36%

	AST MFS Growth Portfolio
December 31, 2019	8,373	$19.90	to	$46.08	$240,347	0.00%	0.65%	to	3.05%	33.58%	to	36.88%
December 31, 2018	9,277	$14.77	to	$33.75	$195,746	0.00%	0.65%	to	3.05%	-0.98%	to	1.48%
December 31, 2017	10,885	$14.80	to	$33.34	$227,748	0.00%	0.65%	to	3.05%	26.73%	to	29.86%
December 31, 2016	12,479	$11.58	to	$25.74	$199,926	0.00%	0.65%	to	3.05%	-1.19%	to	1.25%
December 31, 2015	14,228	$11.62	to	$25.48	$226,848	0.00%	0.65%	to	3.05%	3.96%	to	6.53%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2019	5,810	$19.89	to	$81.21	$302,162	0.00%	0.65%	to	3.05%	17.32%	to	20.23%
December 31, 2018	6,356	$15.60	to	$67.55	$267,239	0.00%	0.65%	to	3.05%	-19.01%	to	-16.99%
December 31, 2017	7,778	$20.80	to	$81.37	$384,829	0.00%	0.65%	to	3.05%	10.33%	to	13.05%
December 31, 2016	8,644	$18.79	to	$71.98	$374,923	0.00%	0.65%	to	3.05%	14.63%	to	17.46%
December 31, 2015	9,488	$15.13	to	$61.28	$353,702	0.00%	0.65%	to	3.05%	-8.52%	to	-6.25%

A87

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Small-Cap Growth Portfolio
December 31, 2019	3,946	$24.12	to	$61.97	$159,837	0.00%	0.65%	to	3.05%	26.15%	to	29.27%
December 31, 2018	4,256	$18.29	to	$47.93	$126,575	0.00%	0.65%	to	3.05%	-11.21%	to	-9.00%
December 31, 2017	5,038	$21.29	to	$52.68	$163,901	0.00%	0.65%	to	3.05%	20.15%	to	23.11%
December 31, 2016	5,459	$17.62	to	$42.79	$143,792	0.00%	0.65%	to	3.05%	8.67%	to	11.35%
December 31, 2015	6,461	$15.68	to	$38.43	$150,974	0.00%	0.65%	to	3.05%	-2.29%	to	0.13%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2019	19,028	$9.09	to	$21.19	$281,419	0.00%	0.65%	to	3.05%	1.43%	to	3.94%
December 31, 2018	19,133	$8.96	to	$20.39	$272,437	0.00%	0.65%	to	3.05%	-2.35%	to	0.09%
December 31, 2017	22,957	$9.18	to	$20.37	$324,560	0.00%	0.65%	to	3.05%	-1.39%	to	1.05%
December 31, 2016	24,854	$9.31	to	$20.16	$347,994	0.00%	0.65%	to	3.05%	-1.46%	to	0.98%
December 31, 2015	28,232	$9.44	to	$19.97	$392,452	0.00%	0.65%	to	3.05%	-2.58%	to	-0.17%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2019	50,847	$11.57	to	$32.77	$1,052,390	0.00%	0.65%	to	3.05%	5.89%	to	8.52%
December 31, 2018	53,191	$10.90	to	$30.20	$972,143	0.00%	0.65%	to	3.05%	-3.71%	to	-1.31%
December 31, 2017	67,284	$11.30	to	$30.60	$1,223,685	0.00%	0.65%	to	3.05%	1.19%	to	3.68%
December 31, 2016	70,181	$11.14	to	$29.51	$1,214,178	0.00%	0.65%	to	3.05%	1.06%	to	3.55%
December 31, 2015	80,127	$11.00	to	$28.50	$1,334,242	0.00%	0.65%	to	3.05%	-5.09%	to	-2.74%

	AST QMA US Equity Alpha Portfolio
December 31, 2019	5,104	$19.67	to	$42.11	$168,503	0.00%	0.65%	to	3.05%	20.67%	to	23.66%
December 31, 2018	5,575	$16.17	to	$34.19	$147,401	0.00%	0.65%	to	3.05%	-11.03%	to	-8.82%
December 31, 2017	7,106	$18.02	to	$37.65	$201,546	0.00%	0.65%	to	3.05%	18.53%	to	21.46%
December 31, 2016	7,871	$15.08	to	$31.12	$178,788	0.00%	0.65%	to	3.05%	11.35%	to	14.10%
December 31, 2015	8,319	$13.43	to	$27.39	$166,852	0.00%	0.65%	to	3.05%	-0.06%	to	2.41%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2019	3,451	$11.62	to	$58.86	$115,905	0.00%	0.65%	to	3.05%	13.30%	to	16.11%
December 31, 2018	3,167	$10.22	to	$50.70	$87,937	0.00%	0.65%	to	3.05%	-19.21%	to	-17.20%
December 31, 2017	4,768	$12.61	to	$61.23	$149,316	0.00%	0.65%	to	3.05%	6.95%	to	9.59%
December 31, 2016	5,286	$11.76	to	$55.87	$146,743	0.00%	0.65%	to	3.05%	20.82%	to	23.81%
December 31, 2015	5,865	$9.70	to	$45.13	$130,865	0.00%	0.65%	to	3.05%	-21.72%	to	-19.78%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2019	74,975	$15.97	to	$54.87	$2,326,847	0.00%	0.65%	to	3.05%	17.16%	to	20.06%
December 31, 2018	84,099	$13.60	to	$45.70	$2,051,356	0.00%	0.65%	to	3.05%	-8.23%	to	-5.95%
December 31, 2017	106,379	$14.79	to	$48.59	$2,636,866	0.00%	0.65%	to	3.05%	11.90%	to	14.66%
December 31, 2016	121,958	$13.19	to	$42.38	$2,484,301	0.00%	0.65%	to	3.05%	4.27%	to	6.85%
December 31, 2015	132,312	$12.62	to	$39.66	$2,500,337	0.00%	0.65%	to	3.05%	-3.01%	to	-0.61%

	AST International Value Portfolio
December 31, 2019	5,672	$9.39	to	$26.92	$109,332	0.00%	0.65%	to	3.05%	16.36%	to	19.24%
December 31, 2018	6,036	$8.00	to	$22.63	$96,766	0.00%	0.65%	to	3.05%	-18.71%	to	-16.68%
December 31, 2017	7,226	$9.76	to	$27.23	$135,561	0.00%	0.65%	to	3.05%	19.08%	to	22.02%
December 31, 2016	7,932	$8.13	to	$22.37	$116,299	0.00%	0.65%	to	3.05%	-2.48%	to	-0.07%
December 31, 2015	8,816	$8.27	to	$22.45	$127,568	0.00%	0.65%	to	3.05%	-2.26%	to	0.16%

	AST MFS Global Equity Portfolio
December 31, 2019	5,958	$22.51	to	$43.96	$207,483	0.00%	0.65%	to	3.05%	25.99%	to	29.11%
December 31, 2018	6,422	$17.81	to	$34.13	$173,269	0.00%	0.65%	to	3.05%	-12.33%	to	-10.14%
December 31, 2017	8,303	$20.25	to	$38.08	$246,653	0.00%	0.65%	to	3.05%	20.07%	to	23.04%
December 31, 2016	8,903	$16.82	to	$31.03	$212,926	0.00%	0.65%	to	3.05%	3.85%	to	6.42%
December 31, 2015	10,587	$16.14	to	$29.23	$238,560	0.00%	0.65%	to	3.05%	-4.47%	to	-2.11%

	AST J.P. Morgan International Equity Portfolio
December 31, 2019	5,791	$11.49	to	$48.30	$160,499	0.00%	0.65%	to	3.05%	23.34%	to	26.40%
December 31, 2018	6,220	$8.91	to	$38.51	$133,179	0.00%	0.65%	to	3.05%	-20.00%	to	-18.01%
December 31, 2017	7,658	$11.45	to	$47.32	$191,305	0.00%	0.65%	to	3.05%	25.69%	to	28.79%
December 31, 2016	8,194	$9.04	to	$37.02	$149,957	0.00%	0.65%	to	3.05%	-1.17%	to	1.27%
December 31, 2015	9,609	$9.07	to	$36.84	$171,212	0.00%	0.65%	to	3.05%	-5.76%	to	-3.43%

A88

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Templeton Global Bond Portfolio
December 31, 2019	7,501	$9.53	to	$20.09	$119,724	0.00%	0.65%	to	3.05%	-1.50%	to	0.94%
December 31, 2018	7,412	$9.65	to	$19.90	$117,093	0.00%	0.65%	to	3.05%	-1.13%	to	1.33%
December 31, 2017	9,423	$9.73	to	$19.64	$146,224	0.00%	0.65%	to	3.05%	-1.06%	to	1.38%
December 31, 2016	9,497	$9.80	to	$19.37	$146,208	0.00%	0.65%	to	3.05%	1.18%	to	3.68%
December 31, 2015	10,711	$9.66	to	$18.68	$160,121	0.00%	0.65%	to	3.05%	-7.53%	to	-5.24%

	AST International Growth Portfolio
December 31, 2019	10,913	$15.24	to	$35.46	$317,475	0.00%	0.65%	to	3.05%	28.08%	to	31.25%
December 31, 2018	12,754	$8.87	to	$27.01	$282,893	0.00%	0.65%	to	3.05%	-15.99%	to	-13.90%
December 31, 2017	14,336	$14.08	to	$31.37	$371,248	0.00%	0.65%	to	3.05%	31.31%	to	34.55%
December 31, 2016	16,103	$10.69	to	$23.32	$310,842	0.00%	0.65%	to	3.05%	-6.71%	to	-4.40%
December 31, 2015	17,712	$11.42	to	$24.39	$360,041	0.00%	0.65%	to	3.05%	0.00%	to	2.48%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2019	18,448	$13.06	to	$24.88	$312,256	0.00%	0.65%	to	3.05%	16.88%	to	19.77%
December 31, 2018	18,683	$11.15	to	$20.85	$262,215	0.00%	0.65%	to	3.05%	-7.91%	to	-5.62%
December 31, 2017	25,000	$12.08	to	$22.18	$371,661	0.00%	0.65%	to	3.05%	10.14%	to	12.86%
December 31, 2016	28,130	$10.95	to	$19.74	$369,268	0.00%	0.65%	to	3.05%	3.28%	to	5.83%
December 31, 2015	32,055	$10.58	to	$18.72	$398,202	0.00%	0.65%	to	3.05%	-3.66%	to	-1.28%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2019	207,220	$15.51	to	$26.74	$4,167,401	0.00%	0.65%	to	3.05%	18.52%	to	21.45%
December 31, 2018	225,445	$13.06	to	$22.10	$3,713,437	0.00%	0.65%	to	3.05%	-9.09%	to	-6.83%
December 31, 2017	268,118	$14.34	to	$23.82	$4,739,094	0.00%	0.65%	to	3.05%	14.30%	to	17.12%
December 31, 2016	290,611	$12.52	to	$20.42	$4,366,613	0.00%	0.65%	to	3.05%	3.59%	to	6.14%
December 31, 2015	322,341	$12.06	to	$19.32	$4,568,948	0.00%	0.65%	to	3.05%	-2.53%	to	-0.12%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2019	107,878	$11.46	to	$19.15	$1,589,555	0.00%	0.65%	to	3.05%	12.52%	to	15.30%
December 31, 2018	108,321	$10.16	to	$16.68	$1,375,824	0.00%	0.65%	to	3.05%	-10.95%	to	-8.74%
December 31, 2017	147,946	$11.39	to	$18.35	$2,065,691	0.00%	0.65%	to	3.05%	9.16%	to	11.85%
December 31, 2016	164,069	$10.41	to	$16.47	$2,038,310	0.00%	0.65%	to	3.05%	3.10%	to	5.64%
December 31, 2015	189,678	$10.08	to	$15.65	$2,234,564	0.00%	0.65%	to	3.05%	-6.17%	to	-3.85%

	AST Balanced Asset Allocation Portfolio
December 31, 2019	123,491	$14.73	to	$23.77	$2,377,595	0.00%	0.65%	to	3.05%	15.78%	to	18.64%
December 31, 2018	134,640	$12.70	to	$20.12	$2,168,911	0.00%	0.65%	to	3.05%	-7.85%	to	-5.56%
December 31, 2017	158,749	$13.75	to	$21.39	$2,705,876	0.00%	0.65%	to	3.05%	11.41%	to	14.16%
December 31, 2016	175,198	$12.32	to	$18.81	$2,610,817	0.00%	0.65%	to	3.05%	3.06%	to	5.61%
December 31, 2015	192,366	$11.93	to	$17.88	$2,727,469	0.00%	0.65%	to	3.05%	-2.59%	to	-0.18%

	AST Preservation Asset Allocation Portfolio
December 31, 2019	89,864	$13.33	to	$19.43	$1,549,414	0.00%	0.65%	to	3.05%	11.24%	to	13.99%
December 31, 2018	96,607	$11.96	to	$17.11	$1,452,551	0.00%	0.65%	to	3.05%	-5.82%	to	-3.47%
December 31, 2017	117,509	$12.67	to	$17.80	$1,832,188	0.00%	0.65%	to	3.05%	6.78%	to	9.42%
December 31, 2016	129,995	$11.85	to	$16.33	$1,852,755	0.00%	0.65%	to	3.05%	2.32%	to	4.84%
December 31, 2015	146,324	$11.55	to	$15.64	$1,996,297	0.00%	0.65%	to	3.05%	-2.91%	to	-0.51%

	AST AllianzGI World Trends Portfolio
December 31, 2019	44,735	$12.15	to	$20.49	$663,762	0.00%	0.65%	to	3.05%	14.45%	to	17.28%
December 31, 2018	45,095	$10.28	to	$17.54	$564,129	0.00%	0.65%	to	3.05%	-10.73%	to	-8.50%
December 31, 2017	60,889	$11.51	to	$19.25	$832,893	0.00%	0.65%	to	3.05%	12.70%	to	15.48%
December 31, 2016	65,646	$10.21	to	$16.74	$775,397	0.00%	0.65%	to	3.05%	1.63%	to	4.13%
December 31, 2015	75,872	$10.04	to	$15.71	$866,072	0.00%	0.65%	to	3.05%	-3.21%	to	-0.81%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2019	33,093	$13.69	to	$23.77	$554,197	0.00%	0.65%	to	3.05%	15.79%	to	18.65%
December 31, 2018	34,095	$11.79	to	$20.11	$475,317	0.00%	0.65%	to	3.05%	-10.21%	to	-7.98%
December 31, 2017	43,145	$13.08	to	$21.94	$655,139	0.00%	0.65%	to	3.05%	13.40%	to	16.20%
December 31, 2016	44,704	$11.50	to	$18.96	$583,431	0.00%	0.65%	to	3.05%	2.02%	to	4.53%
December 31, 2015	50,179	$11.24	to	$18.21	$631,139	0.00%	0.65%	to	3.05%	-4.07%	to	-1.69%

A89

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2019	36,038	$11.99	to	$18.96	$527,525	0.00%	0.65%	to	3.05%	12.48%	to	15.27%
December 31, 2018	34,687	$10.63	to	$16.51	$435,238	0.00%	0.65%	to	3.05%	-9.91%	to	-7.67%
December 31, 2017	48,368	$11.76	to	$17.96	$657,150	0.00%	0.65%	to	3.05%	8.87%	to	11.55%
December 31, 2016	48,165	$10.77	to	$16.16	$585,983	0.00%	0.65%	to	3.05%	2.05%	to	4.57%
December 31, 2015	55,195	$10.52	to	$15.52	$646,785	0.00%	0.65%	to	3.05%	-3.93%	to	-1.55%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2019	45,586	$12.20	to	$15.81	$662,452	0.00%	0.65%	to	3.05%	8.88%	to	11.57%
December 31, 2018	45,511	$11.05	to	$14.18	$590,429	0.00%	0.65%	to	3.05%	-5.26%	to	-2.90%
December 31, 2017	38,403	$11.64	to	$14.66	$512,988	0.00%	0.65%	to	3.05%	3.07%	to	5.62%
December 31, 2016	37,397	$11.27	to	$13.94	$473,796	0.00%	0.65%	to	3.05%	1.95%	to	4.47%
December 31, 2015	38,844	$11.12	to	$13.40	$473,697	0.00%	0.65%	to	3.05%	-1.85%	to	0.58%

	Davis Value Portfolio
December 31, 2019	40	$23.32	to	$31.00	$947	1.62%	1.40%	to	1.65%	29.00%	to	29.33%
December 31, 2018	43	$18.03	to	$24.03	$778	0.83%	1.40%	to	1.65%	-15.04%	to	-14.82%
December 31, 2017	47	$21.16	to	$28.28	$994	0.75%	1.40%	to	1.65%	20.61%	to	20.92%
December 31, 2016	52	$17.50	to	$23.45	$910	1.25%	1.40%	to	1.65%	10.04%	to	10.32%
December 31, 2015	60	$15.87	to	$21.31	$957	0.74%	1.40%	to	1.65%	-0.08%	to	0.17%

	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)
December 31, 2019	101	$29.93	to	$29.93	$3,034	1.99%	1.00%	to	1.00%	19.92%	to	19.92%
December 31, 2018	113	$24.96	to	$24.96	$2,819	1.45%	1.00%	to	1.00%	-5.49%	to	-5.49%
December 31, 2017	128	$26.41	to	$26.41	$3,376	1.63%	1.00%	to	1.00%	14.47%	to	14.47%
December 31, 2016	146	$23.07	to	$23.07	$3,374	2.24%	1.00%	to	1.00%	4.31%	to	4.31%
December 31, 2015	173	$22.12	to	$22.12	$3,823	2.11%	1.00%	to	1.00%	0.06%	to	0.06%

	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
December 31, 2019	9	$52.86	to	$52.86	$488	0.00%	1.00%	to	1.00%	39.29%	to	39.29%
December 31, 2018	10	$37.95	to	$37.95	$369	0.00%	1.00%	to	1.00%	-2.74%	to	-2.74%
December 31, 2017	11	$39.02	to	$39.02	$446	0.00%	1.00%	to	1.00%	27.96%	to	27.96%
December 31, 2016	13	$30.49	to	$30.49	$388	0.00%	1.00%	to	1.00%	11.62%	to	11.62%
December 31, 2015	14	$27.32	to	$27.32	$371	0.00%	1.00%	to	1.00%	2.79%	to	2.79%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2019	224	$15.54	to	$25.26	$4,635	0.00%	0.65%	to	2.75%	28.74%	to	31.52%
December 31, 2018	277	$12.07	to	$18.54	$4,355	0.00%	0.65%	to	2.75%	-15.22%	to	-13.38%
December 31, 2017	313	$14.24	to	$20.47	$5,739	0.00%	0.65%	to	2.75%	32.09%	to	34.93%
December 31, 2016	286	$10.78	to	$15.38	$3,895	0.00%	0.65%	to	2.75%	-6.23%	to	-4.21%
December 31, 2015	368	$11.50	to	$16.29	$5,260	0.00%	0.65%	to	2.75%	0.52%	to	2.70%

	ProFund VP Asia 30
December 31, 2019	285	$14.77	to	$35.08	$7,613	0.23%	0.65%	to	2.50%	23.15%	to	25.48%
December 31, 2018	285	$11.98	to	$28.03	$6,060	0.48%	0.65%	to	2.50%	-20.64%	to	-19.13%
December 31, 2017	381	$15.09	to	$34.74	$10,116	0.00%	0.65%	to	2.50%	29.57%	to	32.02%
December 31, 2016	396	$11.64	to	$26.38	$7,914	1.16%	0.65%	to	2.50%	-1.87%	to	-0.01%
December 31, 2015	455	$11.86	to	$26.45	$9,066	0.30%	0.65%	to	2.50%	-11.65%	to	-9.97%

	ProFund VP Banks
December 31, 2019	435	$8.50	to	$13.55	$4,787	1.00%	0.65%	to	2.50%	33.02%	to	35.54%
December 31, 2018	474	$6.39	to	$18.49	$3,870	0.40%	0.65%	to	2.50%	-19.96%	to	-18.43%
December 31, 2017	748	$7.98	to	$23.92	$7,511	0.22%	0.65%	to	2.50%	14.98%	to	17.15%
December 31, 2016	987	$6.94	to	$20.07	$8,514	0.27%	0.65%	to	2.50%	20.16%	to	22.43%
December 31, 2015	713	$5.78	to	$16.70	$5,068	0.21%	0.65%	to	2.50%	-2.92%	to	-1.08%

	ProFund VP Bear
December 31, 2019	1,794	$0.94	to	$1.67	$2,483	0.08%	0.65%	to	2.45%	-24.84%	to	-23.45%
December 31, 2018	1,452	$1.24	to	$2.19	$2,620	0.00%	0.65%	to	2.45%	1.49%	to	3.38%
December 31, 2017	1,570	$1.18	to	$2.11	$2,664	0.00%	0.65%	to	2.45%	-19.97%	to	-18.50%
December 31, 2016	2,069	$1.47	to	$2.59	$4,237	0.00%	0.65%	to	2.50%	-15.22%	to	-13.62%
December 31, 2015	2,306	$1.73	to	$3.00	$5,631	0.00%	0.65%	to	2.50%	-7.30%	to	-5.54%
A90

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Biotechnology
December 31, 2019	235	$29.72	to	$62.04	$7,708	0.00%	0.65%	to	1.65%	14.54%	to	15.70%
December 31, 2018	279	$25.88	to	$53.76	$8,063	0.00%	0.65%	to	1.65%	-8.30%	to	-7.36%
December 31, 2017	364	$28.15	to	$58.18	$11,552	0.00%	0.65%	to	1.65%	20.53%	to	21.75%
December 31, 2016	373	$23.30	to	$47.90	$9,701	0.00%	0.65%	to	1.65%	-16.87%	to	-16.03%
December 31, 2015	549	$27.96	to	$57.19	$17,356	0.00%	0.65%	to	1.65%	1.60%	to	2.63%

	ProFund VP Basic Materials
December 31, 2019	220	$13.42	to	$27.12	$4,824	0.35%	0.65%	to	2.65%	14.60%	to	16.95%
December 31, 2018	270	$11.71	to	$23.25	$5,044	0.37%	0.65%	to	2.65%	-19.85%	to	-18.20%
December 31, 2017	387	$14.61	to	$28.49	$8,858	0.40%	0.65%	to	2.65%	19.71%	to	22.16%
December 31, 2016	469	$12.20	to	$23.38	$8,774	0.41%	0.65%	to	2.65%	15.36%	to	17.72%
December 31, 2015	397	$10.58	to	$19.91	$6,317	0.59%	0.65%	to	2.65%	-16.21%	to	-14.48%

	ProFund VP UltraBull
December 31, 2019	299	$27.19	to	$60.60	$9,039	0.27%	0.65%	to	1.90%	57.13%	to	59.13%
December 31, 2018	361	$17.22	to	$38.18	$7,002	0.00%	0.65%	to	1.90%	-17.12%	to	-16.06%
December 31, 2017	443	$20.67	to	$45.60	$10,254	0.00%	0.65%	to	1.90%	38.35%	to	40.10%
December 31, 2016	446	$14.86	to	$32.63	$7,389	0.00%	0.65%	to	1.90%	16.35%	to	17.83%
December 31, 2015	612	$12.71	to	$27.76	$9,050	0.00%	0.65%	to	1.90%	-4.73%	to	-3.51%

	ProFund VP Bull
December 31, 2019	734	$21.01	to	$31.33	$18,447	0.23%	0.65%	to	2.50%	25.66%	to	28.04%
December 31, 2018	1,381	$16.72	to	$24.53	$26,474	0.00%	0.65%	to	2.50%	-8.51%	to	-6.76%
December 31, 2017	1,627	$18.27	to	$26.37	$33,707	0.00%	0.65%	to	2.50%	16.37%	to	18.57%
December 31, 2016	1,486	$15.70	to	$22.30	$26,469	0.00%	0.65%	to	2.50%	6.93%	to	8.95%
December 31, 2015	1,917	$14.68	to	$20.66	$31,491	0.00%	0.65%	to	2.50%	-2.95%	to	-1.11%

	ProFund VP Consumer Services
December 31, 2019	350	$24.44	to	$42.53	$9,798	0.00%	0.65%	to	2.65%	21.34%	to	23.83%
December 31, 2018	376	$20.14	to	$34.62	$8,584	0.00%	0.65%	to	2.65%	-2.07%	to	-0.04%
December 31, 2017	421	$20.30	to	$34.92	$9,699	0.00%	0.65%	to	2.75%	15.12%	to	17.60%
December 31, 2016	471	$17.63	to	$29.93	$9,292	0.00%	0.65%	to	2.75%	1.33%	to	3.51%
December 31, 2015	753	$17.40	to	$29.15	$14,474	0.00%	0.65%	to	2.75%	1.81%	to	4.01%

	ProFund VP Consumer Goods
December 31, 2019	315	$18.78	to	$31.20	$7,739	1.46%	0.65%	to	2.75%	23.08%	to	25.74%
December 31, 2018	306	$15.26	to	$24.88	$6,051	1.21%	0.65%	to	2.75%	-17.16%	to	-15.36%
December 31, 2017	424	$18.42	to	$29.46	$9,933	1.18%	0.65%	to	2.75%	11.90%	to	14.31%
December 31, 2016	508	$16.46	to	$25.84	$10,411	1.05%	0.65%	to	2.75%	0.70%	to	2.87%
December 31, 2015	718	$16.35	to	$25.18	$14,355	0.94%	0.65%	to	2.75%	1.30%	to	3.49%

	ProFund VP Oil & Gas
December 31, 2019	455	$10.15	to	$22.94	$7,962	1.38%	0.65%	to	2.50%	5.80%	to	7.81%
December 31, 2018	529	$9.05	to	$21.33	$8,592	1.70%	0.65%	to	2.65%	-22.35%	to	-20.74%
December 31, 2017	667	$11.66	to	$26.99	$13,795	1.17%	0.65%	to	3.05%	-6.12%	to	-3.80%
December 31, 2016	897	$12.37	to	$28.12	$19,308	1.33%	0.65%	to	3.05%	20.41%	to	23.38%
December 31, 2015	905	$10.23	to	$22.85	$15,917	0.70%	0.65%	to	2.65%	-25.41%	to	-23.87%

	ProFund VP Europe 30
December 31, 2019	660	$9.94	to	$20.06	$8,786	2.49%	0.65%	to	2.50%	14.84%	to	17.02%
December 31, 2018	625	$8.55	to	$17.19	$7,127	3.16%	0.65%	to	2.50%	-16.29%	to	-14.69%
December 31, 2017	865	$10.08	to	$20.20	$11,647	1.64%	0.65%	to	2.50%	16.73%	to	18.93%
December 31, 2016	942	$8.53	to	$17.03	$10,659	3.05%	0.65%	to	2.50%	5.12%	to	7.11%
December 31, 2015	984	$8.01	to	$15.94	$10,518	5.30%	0.65%	to	2.50%	-13.11%	to	-11.46%

	ProFund VP Financials
December 31, 2019	967	$10.73	to	$31.13	$14,659	0.51%	0.65%	to	2.75%	26.69%	to	29.42%
December 31, 2018	1,024	$8.47	to	$24.25	$12,094	0.38%	0.65%	to	2.75%	-12.91%	to	-11.01%
December 31, 2017	1,503	$9.73	to	$27.48	$20,133	0.32%	0.65%	to	2.75%	14.95%	to	17.42%
December 31, 2016	1,688	$8.46	to	$23.59	$19,362	0.34%	0.65%	to	2.75%	12.16%	to	14.57%
December 31, 2015	1,582	$7.55	to	$20.75	$15,929	0.33%	0.65%	to	2.75%	-4.20%	to	-2.13%

A91

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP U.S. Government Plus
December 31, 2019	320	$14.05	to	$25.73	$7,072	0.84%	0.65%	to	2.50%	15.27%	to	17.45%
December 31, 2018	316	$12.19	to	$21.91	$6,105	0.91%	0.65%	to	2.65%	-7.94%	to	-6.04%
December 31, 2017	367	$13.21	to	$23.32	$7,600	0.43%	0.65%	to	2.65%	6.59%	to	8.78%
December 31, 2016	501	$12.37	to	$21.43	$9,486	0.00%	0.65%	to	2.65%	-2.94%	to	-0.95%
December 31, 2015	760	$12.72	to	$21.64	$14,559	0.00%	0.65%	to	2.65%	-8.14%	to	-6.25%

	ProFund VP Health Care
December 31, 2019	985	$25.34	to	$38.74	$27,838	0.00%	0.65%	to	2.65%	16.21%	to	18.60%
December 31, 2018	1,183	$21.53	to	$34.25	$28,459	0.00%	0.65%	to	2.65%	1.65%	to	3.75%
December 31, 2017	1,298	$20.91	to	$33.14	$30,473	0.00%	0.65%	to	2.65%	17.72%	to	20.13%
December 31, 2016	1,493	$17.54	to	$27.70	$29,357	0.00%	0.65%	to	2.65%	-6.59%	to	-4.68%
December 31, 2015	2,360	$18.54	to	$29.17	$49,520	0.00%	0.65%	to	3.05%	1.82%	to	4.34%

	Access VP High Yield Fund
December 31, 2019	378	$21.12	to	$24.50	$8,455	4.65%	0.65%	to	1.65%	10.58%	to	11.70%
December 31, 2018	268	$19.10	to	$21.93	$5,446	2.72%	0.65%	to	1.65%	-2.26%	to	-1.26%
December 31, 2017	459	$18.92	to	$22.21	$9,460	2.95%	0.65%	to	1.90%	2.81%	to	4.11%
December 31, 2016	981	$18.40	to	$21.33	$19,772	3.38%	0.65%	to	1.90%	6.94%	to	8.29%
December 31, 2015	462	$17.21	to	$19.70	$8,489	3.71%	0.65%	to	1.90%	-1.75%	to	-0.50%

	ProFund VP Industrials
December 31, 2019	303	$26.32	to	$39.03	$8,638	0.00%	0.65%	to	2.45%	27.30%	to	29.65%
December 31, 2018	255	$20.63	to	$30.18	$5,749	0.11%	0.65%	to	2.45%	-14.92%	to	-13.33%
December 31, 2017	491	$19.22	to	$34.91	$12,596	0.17%	0.65%	to	2.65%	19.16%	to	21.60%
December 31, 2016	538	$16.13	to	$28.78	$11,429	0.18%	0.65%	to	2.65%	14.44%	to	16.78%
December 31, 2015	391	$13.94	to	$24.71	$7,192	0.11%	0.65%	to	2.75%	-6.08%	to	-4.05%

	ProFund VP Internet
December 31, 2019	72	$80.98	to	$102.81	$6,305	0.00%	0.65%	to	1.65%	16.08%	to	17.26%
December 31, 2018	91	$69.76	to	$87.90	$6,815	0.00%	0.65%	to	1.65%	3.19%	to	4.25%
December 31, 2017	106	$67.60	to	$84.53	$7,622	0.00%	0.65%	to	1.65%	33.81%	to	35.17%
December 31, 2016	123	$50.52	to	$62.69	$6,531	0.00%	0.65%	to	1.65%	3.79%	to	4.84%
December 31, 2015	195	$48.68	to	$59.95	$9,887	0.00%	0.65%	to	1.90%	18.07%	to	19.57%

	ProFund VP Japan
December 31, 2019	337	$12.46	to	$21.10	$4,864	0.13%	0.65%	to	2.50%	17.00%	to	19.22%
December 31, 2018	370	$10.65	to	$17.74	$4,458	0.00%	0.65%	to	2.50%	-13.86%	to	-12.21%
December 31, 2017	453	$12.36	to	$20.26	$6,343	0.00%	0.65%	to	2.50%	15.50%	to	17.68%
December 31, 2016	464	$10.70	to	$17.26	$5,497	0.00%	0.65%	to	2.50%	-2.09%	to	-0.24%
December 31, 2015	642	$10.93	to	$17.35	$7,721	0.00%	0.65%	to	2.50%	3.16%	to	5.12%

	ProFund VP Precious Metals
December 31, 2019	1,565	$6.42	to	$11.42	$14,858	0.04%	0.65%	to	2.50%	42.33%	to	45.03%
December 31, 2018	1,250	$4.51	to	$7.90	$8,149	0.00%	0.65%	to	2.50%	-15.65%	to	-14.03%
December 31, 2017	1,373	$5.34	to	$9.21	$10,421	0.00%	0.65%	to	2.50%	2.65%	to	4.60%
December 31, 2016	1,922	$5.20	to	$8.83	$14,055	0.00%	0.65%	to	2.50%	51.93%	to	54.81%
December 31, 2015	2,126	$3.42	to	$5.72	$10,178	0.00%	0.65%	to	2.50%	-34.53%	to	-33.29%

	ProFund VP Mid-Cap Growth
December 31, 2019	686	$24.15	to	$38.15	$19,404	0.00%	0.65%	to	2.50%	21.14%	to	23.43%
December 31, 2018	571	$19.94	to	$30.98	$13,303	0.00%	0.65%	to	2.50%	-14.19%	to	-12.55%
December 31, 2017	753	$20.47	to	$35.52	$20,183	0.00%	0.65%	to	2.65%	15.18%	to	17.54%
December 31, 2016	852	$17.77	to	$30.30	$19,651	0.00%	0.65%	to	2.65%	9.89%	to	12.14%
December 31, 2015	1,019	$16.17	to	$27.08	$21,169	0.00%	0.65%	to	2.65%	-2.37%	to	-0.37%

	ProFund VP Mid-Cap Value
December 31, 2019	563	$22.84	to	$37.33	$15,177	0.19%	0.65%	to	2.50%	20.98%	to	23.28%
December 31, 2018	426	$18.88	to	$30.36	$9,538	0.11%	0.65%	to	2.50%	-15.47%	to	-13.86%
December 31, 2017	570	$22.33	to	$35.33	$14,778	0.27%	0.65%	to	2.50%	7.85%	to	9.89%
December 31, 2016	1,002	$20.71	to	$32.23	$23,708	0.22%	0.65%	to	2.50%	21.24%	to	23.53%
December 31, 2015	620	$17.08	to	$26.16	$12,038	0.14%	0.65%	to	2.50%	-10.52%	to	-8.82%

A92

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Pharmaceuticals
December 31, 2019	156	$15.63	to	$25.90	$2,723	0.80%	0.65%	to	2.45%	11.25%	to	13.30%
December 31, 2018	199	$13.94	to	$23.19	$3,049	1.02%	0.65%	to	2.50%	-8.56%	to	-6.81%
December 31, 2017	261	$15.11	to	$25.24	$4,347	0.99%	0.65%	to	2.65%	7.44%	to	9.64%
December 31, 2016	316	$13.92	to	$23.35	$4,779	0.93%	0.65%	to	2.65%	-6.28%	to	-4.36%
December 31, 2015	505	$14.70	to	$24.76	$8,013	0.51%	0.65%	to	2.65%	1.67%	to	3.76%

	ProFund VP Real Estate
December 31, 2019	273	$15.91	to	$36.59	$8,492	1.66%	0.65%	to	2.75%	23.27%	to	25.93%
December 31, 2018	256	$12.90	to	$29.06	$6,363	2.15%	0.65%	to	2.75%	-8.31%	to	-6.31%
December 31, 2017	273	$14.07	to	$31.02	$7,348	0.93%	0.65%	to	2.75%	5.09%	to	7.35%
December 31, 2016	348	$13.39	to	$28.89	$8,658	1.73%	0.65%	to	2.75%	2.83%	to	5.04%
December 31, 2015	494	$13.02	to	$27.51	$11,629	0.61%	0.65%	to	2.75%	-2.43%	to	-0.33%

	ProFund VP Rising Rates Opportunity
December 31, 2019	1,391	$1.14	to	$2.33	$1,758	0.15%	0.65%	to	2.65%	-19.60%	to	-17.95%
December 31, 2018	1,810	$1.41	to	$2.88	$2,806	0.00%	0.65%	to	2.65%	1.38%	to	3.48%
December 31, 2017	2,029	$1.37	to	$2.83	$3,079	0.00%	0.65%	to	3.05%	-14.59%	to	-12.48%
December 31, 2016	5,622	$1.58	to	$3.28	$9,306	0.00%	0.65%	to	3.05%	-8.04%	to	-5.77%
December 31, 2015	4,213	$1.70	to	$3.53	$7,627	0.00%	0.65%	to	2.65%	-4.19%	to	-2.23%

	ProFund VP NASDAQ-100
December 31, 2019	819	$20.59	to	$60.26	$21,894	0.00%	0.65%	to	2.50%	33.29%	to	35.81%
December 31, 2018	915	$15.27	to	$44.48	$17,927	0.00%	0.65%	to	2.50%	-4.34%	to	-2.51%
December 31, 2017	1,083	$15.79	to	$45.74	$22,390	0.00%	0.65%	to	2.50%	27.12%	to	29.53%
December 31, 2016	1,079	$12.28	to	$35.40	$17,931	0.00%	0.65%	to	2.50%	2.63%	to	4.57%
December 31, 2015	1,741	$11.83	to	$33.94	$28,860	0.00%	0.65%	to	2.50%	4.77%	to	6.76%

	ProFund VP Semiconductor
December 31, 2019	145	$20.84	to	$24.92	$3,315	0.28%	0.65%	to	1.65%	47.30%	to	48.80%
December 31, 2018	116	$14.14	to	$16.74	$1,784	0.00%	0.65%	to	1.65%	-11.72%	to	-10.82%
December 31, 2017	208	$16.02	to	$25.89	$3,542	0.26%	0.65%	to	1.90%	32.99%	to	34.68%
December 31, 2016	195	$12.02	to	$19.47	$2,515	0.14%	0.65%	to	1.90%	25.29%	to	26.88%
December 31, 2015	196	$9.57	to	$15.54	$1,975	0.69%	0.65%	to	1.90%	-4.72%	to	-3.51%

	ProFund VP Small-Cap Growth
December 31, 2019	414	$21.20	to	$43.91	$13,550	0.00%	0.65%	to	2.75%	15.84%	to	18.34%
December 31, 2018	467	$18.30	to	$37.20	$13,036	0.00%	0.65%	to	2.75%	-8.36%	to	-6.36%
December 31, 2017	649	$19.97	to	$39.82	$19,504	0.00%	0.65%	to	2.75%	9.87%	to	12.24%
December 31, 2016	839	$18.18	to	$35.57	$22,673	0.00%	0.65%	to	2.75%	16.94%	to	19.45%
December 31, 2015	951	$15.54	to	$29.85	$21,608	0.00%	0.65%	to	2.75%	-1.61%	to	0.52%

	ProFund VP Short Mid-Cap
December 31, 2019	28	$1.11	to	$1.30	$35	0.36%	0.65%	to	1.65%	-22.47%	to	-21.68%
December 31, 2018	281	$1.44	to	$1.66	$415	0.00%	0.65%	to	1.65%	9.13%	to	10.24%
December 31, 2017	86	$1.32	to	$1.50	$123	0.00%	0.65%	to	1.65%	-16.26%	to	-15.41%
December 31, 2016	239	$1.57	to	$1.78	$389	0.00%	0.65%	to	1.65%	-21.50%	to	-20.71%
December 31, 2015	245	$2.00	to	$2.24	$498	0.00%	0.65%	to	1.65%	-3.33%	to	-2.35%

	ProFund VP Short NASDAQ-100
December 31, 2019	881	$0.41	to	$0.60	$433	0.12%	0.65%	to	2.25%	-29.67%	to	-28.53%
December 31, 2018	917	$0.56	to	$1.09	$656	0.00%	0.65%	to	2.40%	-5.23%	to	-3.51%
December 31, 2017	837	$0.59	to	$0.90	$627	0.00%	0.65%	to	2.40%	-27.04%	to	-25.73%
December 31, 2016	1,416	$0.82	to	$1.57	$1,407	0.00%	0.65%	to	2.40%	-12.21%	to	-10.64%
December 31, 2015	1,355	$0.93	to	$1.78	$1,493	0.00%	0.65%	to	2.40%	-15.13%	to	-13.60%

	ProFund VP Short Small-Cap
December 31, 2019	88	$1.06	to	$1.24	$103	0.05%	0.65%	to	1.65%	-22.10%	to	-21.30%
December 31, 2018	965	$1.37	to	$1.58	$1,341	0.00%	0.65%	to	1.65%	8.56%	to	9.67%
December 31, 2017	139	$1.26	to	$1.44	$191	0.00%	0.65%	to	1.65%	-15.61%	to	-14.76%
December 31, 2016	166	$1.49	to	$1.69	$262	0.00%	0.65%	to	1.65%	-22.88%	to	-22.10%
December 31, 2015	272	$1.93	to	$2.16	$539	0.00%	0.65%	to	1.65%	-2.46%	to	-1.47%

A93

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Small-Cap Value
December 31, 2019	360	$17.14	to	$35.98	$8,899	0.00%	0.65%	to	2.75%	19.19%	to	21.77%
December 31, 2018	417	$14.38	to	$29.62	$8,534	0.00%	0.65%	to	2.75%	-16.59%	to	-14.78%
December 31, 2017	510	$17.24	to	$34.85	$12,452	0.02%	0.65%	to	2.75%	6.70%	to	9.00%
December 31, 2016	827	$16.15	to	$32.05	$18,734	0.00%	0.65%	to	2.75%	25.25%	to	27.94%
December 31, 2015	608	$12.90	to	$25.11	$10,714	0.00%	0.65%	to	2.75%	-10.80%	to	-8.87%

	ProFund VP Technology
December 31, 2019	458	$17.47	to	$51.21	$9,172	0.00%	0.65%	to	1.65%	42.79%	to	44.24%
December 31, 2018	458	$12.20	to	$35.60	$6,371	0.00%	0.65%	to	1.65%	-3.92%	to	-2.93%
December 31, 2017	509	$12.67	to	$36.76	$7,507	0.05%	0.65%	to	1.65%	32.96%	to	34.31%
December 31, 2016	543	$9.50	to	$27.44	$6,162	0.00%	0.65%	to	1.90%	10.21%	to	11.61%
December 31, 2015	598	$8.58	to	$24.65	$6,100	0.00%	0.65%	to	1.90%	0.46%	to	1.74%

	ProFund VP Telecommunications
December 31, 2019	337	$7.06	to	$17.77	$3,497	3.09%	0.65%	to	2.75%	11.61%	to	14.02%
December 31, 2018	352	$6.24	to	$15.63	$3,097	5.67%	0.65%	to	2.75%	-17.45%	to	-15.66%
December 31, 2017	476	$7.46	to	$18.58	$5,141	4.50%	0.65%	to	2.75%	-4.81%	to	-2.76%
December 31, 2016	622	$7.73	to	$19.15	$6,815	1.64%	0.65%	to	2.75%	18.32%	to	20.87%
December 31, 2015	453	$6.44	to	$15.88	$4,363	1.78%	0.65%	to	2.75%	-1.27%	to	0.86%

	ProFund VP UltraMid-Cap
December 31, 2019	209	$41.01	to	$80.72	$10,301	0.00%	0.65%	to	2.45%	44.17%	to	46.83%
December 31, 2018	247	$28.21	to	$55.11	$8,245	0.00%	0.65%	to	2.45%	-28.58%	to	-27.25%
December 31, 2017	344	$39.18	to	$75.95	$15,747	0.00%	0.65%	to	2.50%	25.65%	to	28.02%
December 31, 2016	668	$30.91	to	$59.47	$22,800	0.00%	0.65%	to	2.50%	34.47%	to	37.02%
December 31, 2015	790	$22.79	to	$43.52	$19,480	0.00%	0.65%	to	2.50%	-11.42%	to	-9.74%

	ProFund VP UltraNASDAQ-100
December 31, 2019	2,456	$12.09	to	$196.32	$37,197	0.00%	0.65%	to	1.65%	76.70%	to	78.50%
December 31, 2018	4,640	$6.82	to	$110.26	$41,335	0.00%	0.65%	to	1.65%	-11.13%	to	-10.22%
December 31, 2017	5,202	$7.66	to	$123.13	$51,453	0.00%	0.65%	to	1.65%	65.56%	to	67.24%
December 31, 2016	6,057	$3.10	to	$73.81	$35,719	0.00%	0.65%	to	1.65%	6.84%	to	7.92%
December 31, 2015	7,828	$2.89	to	$68.57	$43,081	0.00%	0.65%	to	1.65%	11.73%	to	12.86%

	ProFund VP UltraSmall-Cap
December 31, 2019	225	$25.31	to	$57.94	$6,302	0.00%	0.65%	to	1.65%	44.90%	to	46.37%
December 31, 2018	258	$17.42	to	$39.68	$4,993	0.00%	0.65%	to	1.65%	-28.17%	to	-27.43%
December 31, 2017	344	$24.19	to	$54.82	$9,351	0.00%	0.65%	to	1.90%	22.83%	to	24.39%
December 31, 2016	398	$19.60	to	$44.18	$8,740	0.00%	0.65%	to	1.90%	36.95%	to	38.69%
December 31, 2015	439	$14.24	to	$31.94	$7,044	0.00%	0.65%	to	1.90%	-14.63%	to	-13.54%

	ProFund VP Utilities
December 31, 2019	768	$20.41	to	$42.96	$20,591	1.55%	0.65%	to	2.75%	19.50%	to	22.08%
December 31, 2018	774	$17.08	to	$35.28	$17,118	2.06%	0.65%	to	2.75%	0.04%	to	2.21%
December 31, 2017	1,015	$17.07	to	$34.60	$22,354	2.05%	0.65%	to	2.75%	7.61%	to	9.92%
December 31, 2016	1,020	$15.87	to	$31.56	$20,609	1.50%	0.65%	to	2.75%	11.92%	to	14.33%
December 31, 2015	1,069	$14.18	to	$27.67	$19,082	2.22%	0.65%	to	2.75%	-8.98%	to	-7.01%

	ProFund VP Large-Cap Growth
December 31, 2019	640	$23.41	to	$38.41	$18,095	0.00%	0.65%	to	2.50%	25.67%	to	28.05%
December 31, 2018	672	$17.93	to	$30.11	$14,844	0.00%	0.65%	to	2.65%	-4.48%	to	-2.50%
December 31, 2017	939	$18.77	to	$31.01	$21,496	0.00%	0.65%	to	2.65%	21.98%	to	24.48%
December 31, 2016	956	$15.38	to	$25.01	$17,650	0.04%	0.65%	to	2.65%	2.24%	to	4.33%
December 31, 2015	1,412	$15.05	to	$24.07	$24,975	0.00%	0.65%	to	2.65%	1.01%	to	3.08%

	ProFund VP Large-Cap Value
December 31, 2019	658	$16.48	to	$29.43	$13,042	0.94%	0.65%	to	2.50%	26.53%	to	28.93%
December 31, 2018	698	$12.55	to	$23.01	$10,822	0.89%	0.65%	to	2.65%	-13.01%	to	-11.21%
December 31, 2017	906	$14.42	to	$26.13	$15,938	0.99%	0.65%	to	2.65%	10.44%	to	12.70%
December 31, 2016	1,195	$13.06	to	$23.37	$18,603	1.12%	0.65%	to	2.65%	12.38%	to	14.68%
December 31, 2015	1,111	$11.62	to	$19.72	$15,188	1.07%	0.65%	to	2.65%	-7.26%	to	-5.35%
A94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Rydex VT Nova Fund
December 31, 2019	68	$19.89	to	$23.26	$1,343	1.11%	0.65%	to	1.40%	43.01%	to	44.10%
December 31, 2018	76	$13.91	to	$16.14	$1,059	0.18%	0.65%	to	1.40%	-11.58%	to	-10.91%
December 31, 2017	87	$15.73	to	$18.12	$1,368	0.05%	0.65%	to	1.40%	29.94%	to	30.93%
December 31, 2016	106	$12.10	to	$13.84	$1,280	0.00%	0.65%	to	1.40%	14.11%	to	14.97%
December 31, 2015	125	$10.61	to	$12.04	$1,334	0.00%	0.65%	to	1.40%	-2.11%	to	-1.36%

	Rydex VT NASDAQ-100® Fund
December 31, 2019	362	$25.20	to	$56.37	$9,143	0.13%	0.65%	to	1.65%	34.60%	to	35.97%
December 31, 2018	405	$18.68	to	$41.88	$7,582	0.00%	0.65%	to	1.65%	-3.44%	to	-2.45%
December 31, 2017	461	$19.29	to	$43.37	$8,899	0.00%	0.65%	to	1.65%	28.96%	to	30.27%
December 31, 2016	521	$14.92	to	$33.63	$7,781	0.00%	0.65%	to	1.65%	4.24%	to	5.29%
December 31, 2015	631	$14.28	to	$32.26	$9,018	0.00%	0.65%	to	1.65%	6.46%	to	7.54%

	Rydex VT Inverse S&P 500® Strategy Fund
December 31, 2019	9	$1.60	to	$1.74	$15	0.84%	1.00%	to	1.40%	-23.99%	to	-23.68%
December 31, 2018	9	$2.10	to	$2.28	$19	0.00%	1.00%	to	1.40%	2.50%	to	2.92%
December 31, 2017	9	$2.05	to	$2.21	$19	0.00%	1.00%	to	1.40%	-18.50%	to	-18.18%
December 31, 2016	8	$2.52	to	$2.70	$21	0.00%	1.00%	to	1.40%	-13.22%	to	-12.86%
December 31, 2015	11	$2.90	to	$3.10	$32	0.00%	1.00%	to	1.40%	-5.77%	to	-5.39%

	Invesco V.I. Health Care Fund (Series I)
December 31, 2019	734	$25.68	to	$43.14	$27,310	0.04%	0.65%	to	2.65%	28.99%	to	31.64%
December 31, 2018	843	$19.91	to	$32.77	$23,876	0.00%	0.65%	to	3.05%	-2.19%	to	0.25%
December 31, 2017	1,003	$20.27	to	$32.69	$28,295	0.36%	0.65%	to	3.05%	12.30%	to	15.08%
December 31, 2016	1,228	$17.76	to	$28.41	$30,112	0.00%	0.65%	to	3.05%	-14.16%	to	-12.04%
December 31, 2015	1,698	$20.62	to	$32.29	$46,871	0.00%	0.65%	to	3.05%	0.02%	to	2.49%

	Invesco V.I. Technology Fund (Series I)
December 31, 2019	1,292	$10.08	to	$27.81	$20,903	0.00%	0.65%	to	1.75%	33.50%	to	35.00%
December 31, 2018	1,501	$7.51	to	$22.21	$18,308	0.00%	0.65%	to	1.75%	-2.21%	to	-1.10%
December 31, 2017	1,741	$7.64	to	$21.30	$21,669	0.00%	0.65%	to	1.75%	32.78%	to	34.26%
December 31, 2016	1,824	$5.72	to	$21.83	$16,817	0.00%	0.65%	to	1.90%	-2.64%	to	-1.40%
December 31, 2015	2,189	$5.84	to	$22.43	$20,672	0.00%	0.65%	to	1.90%	4.79%	to	6.12%

	Wells Fargo VT Index Asset Allocation Fund (Class 2)
December 31, 2019	323	$28.15	to	$52.19	$16,818	1.08%	1.40%	to	1.65%	18.17%	to	18.47%
December 31, 2018	380	$19.79	to	$44.05	$16,725	0.97%	1.40%	to	2.00%	-4.86%	to	-4.27%
December 31, 2017	450	$20.80	to	$46.01	$20,653	0.74%	1.40%	to	2.00%	10.01%	to	10.68%
December 31, 2016	500	$18.91	to	$41.57	$20,761	0.90%	1.40%	to	2.00%	5.52%	to	6.17%
December 31, 2015	593	$17.92	to	$39.16	$23,200	1.02%	1.40%	to	2.00%	-0.78%	to	-0.17%

	Wells Fargo VT International Equity Fund (Class 2)
December 31, 2019	22	$9.70	to	$16.31	$223	3.57%	1.40%	to	1.90%	13.29%	to	13.87%
December 31, 2018	25	$8.52	to	$14.36	$225	11.45%	1.40%	to	1.90%	-18.86%	to	-18.44%
December 31, 2017	30	$10.44	to	$17.65	$322	2.67%	1.40%	to	1.90%	21.98%	to	22.60%
December 31, 2016	38	$8.52	to	$14.43	$329	2.92%	1.40%	to	1.90%	1.34%	to	1.85%
December 31, 2015	44	$8.36	to	$14.20	$372	3.62%	1.40%	to	1.90%	-0.13%	to	0.38%

	Wells Fargo VT Small Cap Growth Fund (Class 2)
December 31, 2019	42	$30.94	to	$50.50	$1,305	0.00%	1.40%	to	1.65%	22.77%	to	23.08%
December 31, 2018	45	$25.14	to	$41.13	$1,137	0.00%	1.40%	to	1.65%	-0.37%	to	-0.12%
December 31, 2017	51	$25.17	to	$41.29	$1,279	0.00%	1.40%	to	1.65%	23.79%	to	24.10%
December 31, 2016	55	$20.28	to	$33.35	$1,123	0.00%	1.40%	to	1.65%	5.97%	to	6.24%
December 31, 2015	72	$19.09	to	$31.47	$1,384	0.00%	1.40%	to	1.65%	-4.49%	to	-4.24%

	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2019	60,265	$12.87	to	$22.31	$951,857	0.00%	0.65%	to	3.05%	16.34%	to	19.22%
December 31, 2018	61,719	$11.03	to	$18.79	$810,388	0.00%	0.65%	to	3.05%	-10.57%	to	-8.35%
December 31, 2017	79,948	$11.93	to	$20.59	$1,146,433	0.00%	0.65%	to	3.05%	12.93%	to	15.72%
December 31, 2016	87,946	$10.56	to	$17.86	$1,084,884	0.00%	0.65%	to	3.05%	1.08%	to	3.58%
December 31, 2015	100,567	$10.44	to	$17.32	$1,202,190	0.00%	0.65%	to	3.05%	-2.09%	to	0.33%

A95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Prudential Growth Allocation Portfolio
December 31, 2019	242,580	$13.21	to	$24.82	$4,098,141	0.00%	0.65%	to	3.05%	15.54%	to	18.40%
December 31, 2018	244,176	$11.32	to	$21.05	$3,445,068	0.00%	0.65%	to	3.05%	-10.43%	to	-8.20%
December 31, 2017	317,159	$12.63	to	$23.02	$4,871,020	0.00%	0.65%	to	3.05%	12.57%	to	15.34%
December 31, 2016	227,652	$11.27	to	$20.04	$3,011,852	0.00%	0.65%	to	3.05%	6.74%	to	9.38%
December 31, 2015	248,775	$10.53	to	$18.39	$3,024,796	0.00%	0.65%	to	3.05%	-3.64%	to	-1.26%

	AST Advanced Strategies Portfolio
December 31, 2019	77,642	$15.59	to	$26.05	$1,564,074	0.00%	0.65%	to	3.05%	18.14%	to	21.07%
December 31, 2018	83,313	$13.17	to	$21.61	$1,378,346	0.00%	0.65%	to	3.05%	-8.77%	to	-6.50%
December 31, 2017	100,477	$14.41	to	$23.20	$1,776,407	0.00%	0.65%	to	3.05%	13.37%	to	16.17%
December 31, 2016	111,128	$12.68	to	$20.06	$1,685,524	0.00%	0.65%	to	3.05%	3.85%	to	6.41%
December 31, 2015	124,459	$12.19	to	$18.92	$1,778,421	0.00%	0.65%	to	3.05%	-2.27%	to	0.15%

	AST Investment Grade Bond Portfolio
December 31, 2019	67,176	$14.51	to	$19.29	$1,180,706	0.00%	0.65%	to	2.45%	8.51%	to	10.51%
December 31, 2018	201,715	$13.37	to	$17.45	$3,164,432	0.00%	0.65%	to	2.45%	-2.72%	to	-0.92%
December 31, 2017	67,018	$13.74	to	$17.62	$1,058,737	0.00%	0.65%	to	2.45%	1.76%	to	3.64%
December 31, 2016	123,882	$13.50	to	$17.00	$1,903,633	0.00%	0.65%	to	2.45%	1.66%	to	3.53%
December 31, 2015	110,488	$13.28	to	$16.42	$1,657,179	0.00%	0.65%	to	2.45%	-1.31%	to	0.52%

	AST Bond Portfolio 2019 (liquidated December 31, 2019)
December 31, 2019	—	$9.97	to	$14.40	$—	0.00%	1.00%	to	3.05%	-1.69%	to	0.38%
December 31, 2018	5,960	$10.14	to	$14.35	$76,754	0.00%	1.00%	to	3.05%	-2.52%	to	-0.44%
December 31, 2017	2,555	$10.41	to	$14.41	$32,889	0.00%	1.00%	to	3.05%	-2.31%	to	-0.25%
December 31, 2016	3,506	$10.65	to	$14.45	$45,952	0.00%	1.00%	to	3.05%	-1.64%	to	0.43%
December 31, 2015	4,097	$10.83	to	$14.39	$53,876	0.00%	1.00%	to	3.05%	-2.01%	to	0.06%

	AST Cohen & Steers Global Realty Portfolio
December 31, 2019	1,862	$14.03	to	$28.95	$31,937	0.00%	0.65%	to	2.65%	21.81%	to	24.31%
December 31, 2018	1,843	$11.52	to	$23.39	$25,059	0.00%	0.65%	to	3.05%	-7.63%	to	-5.33%
December 31, 2017	2,591	$12.42	to	$24.80	$37,280	0.00%	0.65%	to	3.05%	7.51%	to	10.17%
December 31, 2016	2,552	$11.50	to	$22.60	$33,241	0.00%	0.65%	to	3.05%	-2.17%	to	0.24%
December 31, 2015	2,971	$11.62	to	$22.64	$38,841	0.00%	0.65%	to	3.05%	-3.14%	to	-0.74%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2019	9,956	$8.70	to	$16.96	$105,002	0.00%	0.65%	to	3.05%	9.89%	to	12.61%
December 31, 2018	9,159	$7.71	to	$15.12	$84,820	0.00%	0.65%	to	3.05%	-16.68%	to	-14.61%
December 31, 2017	11,488	$9.33	to	$17.78	$124,978	0.00%	0.65%	to	3.05%	22.53%	to	25.56%
December 31, 2016	10,177	$7.59	to	$14.22	$88,365	0.00%	0.65%	to	3.05%	8.94%	to	11.63%
December 31, 2015	11,385	$6.95	to	$12.79	$89,179	0.00%	0.65%	to	3.05%	-19.27%	to	-17.27%

	AST Bond Portfolio 2020
December 31, 2019	6,275	$9.89	to	$12.17	$69,369	0.00%	1.00%	to	3.05%	0.34%	to	2.47%
December 31, 2018	3,828	$9.83	to	$11.87	$41,165	0.00%	1.00%	to	3.05%	-2.78%	to	-0.71%
December 31, 2017	4,389	$10.09	to	$11.96	$47,839	0.00%	1.00%	to	3.05%	-2.18%	to	-0.12%
December 31, 2016	8,855	$10.30	to	$11.97	$97,678	0.00%	1.00%	to	3.05%	-1.15%	to	0.94%
December 31, 2015	11,369	$10.39	to	$11.86	$125,485	0.00%	1.00%	to	3.05%	-1.57%	to	0.51%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2019	2,546	$28.98	to	$35.98	$85,766	0.00%	0.65%	to	2.75%	28.96%	to	31.74%
December 31, 2018	2,511	$22.47	to	$27.31	$63,998	0.00%	0.65%	to	2.75%	-4.33%	to	-2.25%
December 31, 2017	3,001	$22.91	to	$27.94	$78,396	0.00%	0.65%	to	3.05%	31.70%	to	34.95%
December 31, 2016	2,678	$17.39	to	$20.70	$52,130	0.00%	0.65%	to	3.05%	-4.46%	to	-2.10%
December 31, 2015	3,589	$18.21	to	$21.15	$71,740	0.00%	0.65%	to	3.05%	7.26%	to	9.91%

	AST Bond Portfolio 2021
December 31, 2019	1,545	$11.74	to	$14.47	$20,019	0.00%	1.00%	to	3.05%	1.86%	to	4.02%
December 31, 2018	3,416	$11.52	to	$13.91	$43,202	0.00%	1.00%	to	3.05%	-3.00%	to	-0.94%
December 31, 2017	4,311	$11.88	to	$14.04	$55,272	0.00%	1.00%	to	3.05%	-1.51%	to	0.57%
December 31, 2016	9,109	$12.06	to	$13.96	$117,600	0.00%	1.00%	to	3.05%	-1.07%	to	1.01%
December 31, 2015	12,539	$12.19	to	$13.82	$161,963	0.00%	1.00%	to	3.05%	-1.32%	to	0.77%

A96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Wells Fargo VT Omega Growth Fund (Class 2)
December 31, 2019	74	$31.63	to	$33.51	$2,489	0.00%	1.40%	to	2.00%	34.31%	to	35.13%
December 31, 2018	88	$23.55	to	$24.80	$2,168	0.00%	1.40%	to	2.00%	-1.74%	to	-1.14%
December 31, 2017	97	$23.97	to	$25.09	$2,430	0.01%	1.40%	to	2.00%	31.91%	to	32.72%
December 31, 2016	108	$18.17	to	$18.90	$2,046	0.00%	1.40%	to	2.00%	-1.49%	to	-0.88%
December 31, 2015	120	$18.45	to	$19.07	$2,291	0.00%	1.40%	to	2.00%	-0.68%	to	-0.07%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2019	488	$28.72	to	$61.05	$17,421	0.00%	0.65%	to	2.75%	33.62%	to	36.50%
December 31, 2018	523	$21.20	to	$44.84	$13,688	0.00%	0.65%	to	2.75%	-2.26%	to	-0.14%
December 31, 2017	626	$21.39	to	$45.01	$16,862	0.25%	0.65%	to	2.75%	31.25%	to	34.08%
December 31, 2016	732	$16.08	to	$33.66	$14,728	0.00%	0.65%	to	2.75%	-2.00%	to	0.11%
December 31, 2015	955	$16.18	to	$33.70	$19,871	0.00%	0.65%	to	2.75%	-1.17%	to	0.96%

	Wells Fargo VT Small Cap Growth Fund (Class 1)
December 31, 2019	451	$25.11	to	$29.99	$12,734	0.00%	0.65%	to	2.50%	22.18%	to	24.50%
December 31, 2018	498	$20.55	to	$24.09	$11,346	0.00%	0.65%	to	2.50%	-1.08%	to	0.81%
December 31, 2017	538	$20.77	to	$23.90	$12,231	0.00%	0.65%	to	2.50%	22.99%	to	25.32%
December 31, 2016	599	$16.89	to	$19.07	$10,905	0.00%	0.65%	to	2.50%	5.41%	to	7.40%
December 31, 2015	708	$16.02	to	$17.75	$12,072	0.00%	0.65%	to	2.50%	-5.07%	to	-3.27%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2019	489	$11.82	to	$20.88	$9,518	4.16%	0.65%	to	2.75%	12.33%	to	14.75%
December 31, 2018	543	$10.52	to	$18.38	$9,270	11.95%	0.65%	to	2.75%	-19.16%	to	-17.40%
December 31, 2017	672	$13.02	to	$22.54	$13,977	3.02%	0.65%	to	2.75%	21.44%	to	24.05%
December 31, 2016	711	$10.72	to	$18.40	$12,062	3.10%	0.65%	to	2.75%	0.42%	to	2.58%
December 31, 2015	918	$10.68	to	$18.17	$15,263	4.28%	0.65%	to	2.75%	-0.52%	to	1.63%

	AST Bond Portfolio 2022
December 31, 2019	1,830	$10.90	to	$13.16	$22,267	0.00%	1.00%	to	3.05%	2.66%	to	4.83%
December 31, 2018	3,079	$10.62	to	$12.56	$35,805	0.00%	1.00%	to	3.05%	-3.21%	to	-1.15%
December 31, 2017	3,754	$10.97	to	$12.70	$44,338	0.00%	1.00%	to	3.05%	-1.52%	to	0.56%
December 31, 2016	8,845	$11.14	to	$12.63	$104,786	0.00%	1.00%	to	3.05%	-1.27%	to	0.81%
December 31, 2015	9,448	$11.29	to	$12.53	$112,131	0.00%	1.00%	to	3.05%	-1.02%	to	1.08%

	AST Quantitative Modeling Portfolio
December 31, 2019	5,311	$14.86	to	$17.89	$91,510	0.00%	0.65%	to	2.75%	17.87%	to	20.42%
December 31, 2018	7,620	$12.61	to	$14.85	$107,939	0.00%	0.65%	to	2.75%	-9.11%	to	-7.14%
December 31, 2017	8,943	$13.87	to	$16.00	$136,765	0.00%	0.65%	to	2.75%	14.95%	to	17.42%
December 31, 2016	10,238	$12.07	to	$13.62	$133,794	0.00%	0.65%	to	2.75%	3.41%	to	5.63%
December 31, 2015	11,026	$11.67	to	$12.90	$137,294	0.00%	0.65%	to	2.75%	-2.60%	to	-0.50%

	AST BlackRock Global Strategies Portfolio
December 31, 2019	7,572	$12.00	to	$14.84	$105,246	0.00%	0.65%	to	3.05%	14.03%	to	16.86%
December 31, 2018	8,104	$10.52	to	$12.70	$96,136	0.00%	0.65%	to	3.05%	-8.18%	to	-5.90%
December 31, 2017	10,477	$11.46	to	$13.49	$132,987	0.00%	0.65%	to	3.05%	9.19%	to	11.88%
December 31, 2016	10,063	$10.50	to	$12.06	$114,370	0.00%	0.65%	to	3.05%	3.71%	to	6.27%
December 31, 2015	11,270	$10.12	to	$11.35	$121,569	0.00%	0.65%	to	3.05%	-5.96%	to	-3.63%

	Invesco V.I. Diversified Dividend Fund (Series I)
December 31, 2019	924	$18.70	to	$22.51	$19,684	2.74%	0.65%	to	2.75%	21.65%	to	24.28%
December 31, 2018	1,118	$15.01	to	$18.11	$19,317	2.28%	0.65%	to	3.05%	-10.41%	to	-8.18%
December 31, 2017	1,399	$16.76	to	$19.72	$26,417	1.62%	0.65%	to	3.05%	5.27%	to	7.87%
December 31, 2016	1,630	$15.92	to	$18.28	$28,586	1.32%	0.65%	to	3.05%	11.32%	to	14.07%
December 31, 2015	1,578	$14.30	to	$16.03	$24,413	1.59%	0.65%	to	3.05%	-1.05%	to	1.40%

	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
December 31, 2019	28	$11.44	to	$11.44	$318	2.75%	1.00%	to	1.00%	5.67%	to	5.67%
December 31, 2018	29	$10.83	to	$10.83	$309	3.15%	1.00%	to	1.00%	0.83%	to	0.83%
December 31, 2017	51	$10.74	to	$10.74	$552	2.92%	1.00%	to	1.00%	2.31%	to	2.31%
December 31, 2016	57	$10.49	to	$10.49	$597	2.85%	1.00%	to	1.00%	1.68%	to	1.68%
December 31, 2015	61	$10.32	to	$10.32	$628	3.01%	1.00%	to	1.00%	0.32%	to	0.32%

A97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
December 31, 2019	195	$26.74	to	$26.74	$5,211	0.00%	1.00%	to	1.00%	34.54%	to	34.54%
December 31, 2018	208	$19.87	to	$19.87	$4,143	0.00%	1.00%	to	1.00%	-4.90%	to	-4.90%
December 31, 2017	229	$20.90	to	$20.90	$4,783	0.00%	1.00%	to	1.00%	26.86%	to	26.86%
December 31, 2016	257	$16.47	to	$16.47	$4,226	0.00%	1.00%	to	1.00%	0.23%	to	0.23%
December 31, 2015	298	$16.44	to	$16.44	$4,895	0.00%	1.00%	to	1.00%	8.03%	to	8.03%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2019	95	$25.48	to	$26.02	$2,467	0.56%	1.40%	to	1.65%	29.64%	to	29.96%
December 31, 2018	111	$19.65	to	$20.02	$2,217	0.45%	1.40%	to	1.65%	-8.47%	to	-8.24%
December 31, 2017	117	$21.47	to	$21.82	$2,544	0.92%	1.40%	to	1.65%	18.74%	to	19.04%
December 31, 2016	134	$18.08	to	$18.33	$2,453	2.39%	1.40%	to	1.65%	10.67%	to	10.95%
December 31, 2015	167	$16.34	to	$16.52	$2,767	0.40%	1.40%	to	1.65%	-4.45%	to	-4.21%

	Wells Fargo VT Opportunity Fund (Class 2)
December 31, 2019	184	$25.49	to	$25.49	$4,682	0.28%	1.40%	to	1.40%	29.63%	to	29.63%
December 31, 2018	208	$19.66	to	$19.66	$4,095	0.19%	1.40%	to	1.40%	-8.45%	to	-8.45%
December 31, 2017	241	$21.48	to	$21.48	$5,185	0.66%	1.40%	to	1.40%	18.76%	to	18.76%
December 31, 2016	267	$18.08	to	$18.08	$4,837	2.03%	1.40%	to	1.40%	10.66%	to	10.66%
December 31, 2015	292	$16.34	to	$16.34	$4,772	0.13%	1.40%	to	1.40%	-4.44%	to	-4.44%

	AST Prudential Core Bond Portfolio
December 31, 2019	9,439	$10.40	to	$12.70	$113,555	0.00%	0.65%	to	3.05%	6.41%	to	9.04%
December 31, 2018	7,471	$9.78	to	$11.65	$82,423	0.00%	0.65%	to	3.05%	-3.85%	to	-1.46%
December 31, 2017	8,326	$10.17	to	$11.82	$93,378	0.00%	0.65%	to	3.05%	2.46%	to	4.99%
December 31, 2016	7,314	$9.92	to	$11.26	$78,400	0.00%	0.65%	to	3.05%	1.04%	to	3.53%
December 31, 2015	5,836	$9.82	to	$10.88	$60,873	0.00%	0.65%	to	3.05%	-3.31%	to	-0.92%

	AST Bond Portfolio 2023
December 31, 2019	2,080	$9.45	to	$11.17	$22,614	0.00%	1.00%	to	3.05%	3.26%	to	5.44%
December 31, 2018	2,750	$9.15	to	$10.60	$27,534	0.00%	1.00%	to	3.05%	-3.32%	to	-1.27%
December 31, 2017	2,647	$9.47	to	$10.73	$26,687	0.00%	1.00%	to	3.05%	-1.40%	to	0.68%
December 31, 2016	4,426	$9.60	to	$10.66	$44,764	0.00%	1.00%	to	3.05%	-1.19%	to	0.89%
December 31, 2015	2,739	$9.72	to	$10.57	$27,610	0.00%	1.00%	to	3.05%	-0.42%	to	1.68%

	AST MFS Growth Allocation Portfolio
December 31, 2019	10,054	$13.91	to	$16.78	$159,067	0.00%	0.65%	to	3.05%	19.02%	to	21.96%
December 31, 2018	10,166	$11.69	to	$13.76	$132,336	0.00%	0.65%	to	3.05%	-11.09%	to	-8.87%
December 31, 2017	12,192	$13.14	to	$15.10	$175,215	0.00%	0.65%	to	3.05%	12.95%	to	15.74%
December 31, 2016	13,126	$11.64	to	$13.04	$163,976	0.00%	0.65%	to	3.05%	1.15%	to	3.64%
December 31, 2015	14,933	$11.50	to	$12.59	$181,437	0.00%	0.65%	to	3.05%	-4.25%	to	-1.88%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2019	302	$10.73	to	$11.65	$3,450	0.00%	0.65%	to	1.75%	12.84%	to	14.10%
December 31, 2018	197	$9.51	to	$10.21	$1,991	0.00%	0.65%	to	1.75%	-8.31%	to	-7.28%
December 31, 2017	303	$10.37	to	$11.01	$3,296	0.00%	0.65%	to	1.75%	7.39%	to	8.59%
December 31, 2016	106	$9.66	to	$10.14	$1,048	0.00%	0.65%	to	1.75%	8.67%	to	9.89%
December 31, 2015	94	$8.88	to	$9.23	$855	0.00%	0.65%	to	1.75%	-4.78%	to	-3.71%

	AST MFS Large-Cap Value Portfolio
December 31, 2019	3,384	$19.02	to	$22.26	$71,879	0.00%	0.65%	to	2.75%	25.79%	to	28.51%
December 31, 2018	3,112	$15.02	to	$17.33	$51,454	0.00%	0.65%	to	2.85%	-12.73%	to	-10.74%
December 31, 2017	4,511	$17.02	to	$19.41	$83,663	0.00%	0.65%	to	3.05%	13.77%	to	16.58%
December 31, 2016	4,326	$14.96	to	$16.65	$69,129	0.00%	0.65%	to	3.05%	9.99%	to	12.71%
December 31, 2015	3,100	$13.75	to	$14.77	$44,286	0.00%	0.65%	to	2.75%	-3.45%	to	-1.37%

	Invesco V.I. Mid Cap Growth Fund (Series I)
December 31, 2019	672	$18.85	to	$22.03	$14,101	0.00%	0.65%	to	2.65%	30.78%	to	33.47%
December 31, 2018	713	$14.02	to	$16.51	$11,252	0.00%	0.65%	to	3.05%	-8.48%	to	-6.20%
December 31, 2017	770	$15.32	to	$17.60	$13,010	0.00%	0.65%	to	3.05%	18.77%	to	21.70%
December 31, 2016	847	$12.90	to	$14.46	$11,827	0.00%	0.65%	to	3.05%	-2.31%	to	0.10%
December 31, 2015	1,005	$13.20	to	$14.45	$14,114	0.00%	0.65%	to	3.05%	-1.88%	to	0.55%

A98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2024
December 31, 2019	1,666	$9.40	to	$10.88	$17,060	0.00%	1.00%	to	3.05%	4.67%	to	6.88%
December 31, 2018	7,218	$8.98	to	$10.18	$69,796	0.00%	1.00%	to	3.05%	-3.69%	to	-1.64%
December 31, 2017	5,920	$9.32	to	$10.35	$58,693	0.00%	1.00%	to	3.05%	-1.41%	to	0.67%
December 31, 2016	527	$9.45	to	$10.28	$5,203	0.00%	1.00%	to	3.05%	-1.19%	to	0.89%
December 31, 2015	875	$9.57	to	$10.19	$8,626	0.00%	1.00%	to	3.05%	-0.30%	to	1.81%

	AST AQR Emerging Markets Equity Portfolio
December 31, 2019	216	$10.84	to	$11.70	$2,451	0.00%	0.65%	to	1.75%	15.74%	to	17.04%
December 31, 2018	305	$9.37	to	$10.00	$2,983	0.00%	0.65%	to	1.75%	-20.38%	to	-19.48%
December 31, 2017	410	$11.77	to	$12.42	$4,975	0.00%	0.65%	to	1.75%	32.60%	to	34.07%
December 31, 2016	215	$8.88	to	$9.26	$1,944	0.00%	0.65%	to	1.75%	11.39%	to	12.63%
December 31, 2015	198	$7.93	to	$8.23	$1,596	0.00%	0.65%	to	1.90%	-17.13%	to	-16.07%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2019	3,183	$17.79	to	$21.04	$63,987	0.00%	0.65%	to	3.05%	27.04%	to	30.18%
December 31, 2018	2,982	$14.01	to	$16.16	$45,986	0.00%	0.65%	to	3.05%	-7.69%	to	-5.39%
December 31, 2017	4,114	$15.17	to	$17.08	$67,379	0.00%	0.65%	to	3.05%	14.80%	to	17.64%
December 31, 2016	4,095	$13.22	to	$14.52	$57,381	0.00%	0.65%	to	3.05%	11.40%	to	14.15%
December 31, 2015	2,033	$11.86	to	$12.72	$25,201	0.00%	0.65%	to	3.05%	-6.51%	to	-4.20%

	Columbia Variable Portfolio - Government Money Market Fund (Class 1)
December 31, 2019	77	$9.55	to	$9.71	$749	1.86%	1.00%	to	1.25%	0.58%	to	0.83%
December 31, 2018	80	$9.49	to	$9.63	$773	1.47%	1.00%	to	1.25%	0.24%	to	0.49%
December 31, 2017	96	$9.47	to	$9.58	$917	0.41%	1.00%	to	1.25%	-0.83%	to	-0.58%
December 31, 2016	94	$9.55	to	$9.64	$904	0.01%	1.00%	to	1.25%	-1.24%	to	-0.98%
December 31, 2015	103	$9.67	to	$9.74	$1,006	0.01%	1.00%	to	1.25%	-1.23%	to	-1.00%

	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
December 31, 2019	13	$12.97	to	$12.97	$165	5.11%	1.00%	to	1.00%	15.30%	to	15.30%
December 31, 2018	13	$11.25	to	$11.25	$147	5.00%	1.00%	to	1.00%	-4.72%	to	-4.72%
December 31, 2017	14	$11.81	to	$11.81	$166	6.12%	1.00%	to	1.00%	5.50%	to	5.50%
December 31, 2016	15	$11.19	to	$11.19	$169	11.11%	1.00%	to	1.00%	9.82%	to	9.82%
December 31, 2015	17	$10.19	to	$10.19	$170	9.00%	1.00%	to	1.00%	-1.99%	to	-1.99%

	AST AQR Large-Cap Portfolio
December 31, 2019	193	$17.48	to	$19.75	$3,660	0.00%	0.65%	to	2.45%	19.58%	to	21.78%
December 31, 2018	228	$14.58	to	$16.22	$3,555	0.00%	0.65%	to	2.50%	-10.44%	to	-8.73%
December 31, 2017	269	$16.28	to	$17.77	$4,602	0.00%	0.65%	to	2.50%	19.09%	to	21.34%
December 31, 2016	347	$13.67	to	$14.64	$4,934	0.00%	0.65%	to	2.50%	7.94%	to	9.98%
December 31, 2015	245	$12.66	to	$13.32	$3,180	0.00%	0.65%	to	2.50%	-0.82%	to	1.07%

	AST QMA Large-Cap Portfolio
December 31, 2019	153	$18.07	to	$20.70	$3,013	0.00%	0.65%	to	2.65%	21.87%	to	24.38%
December 31, 2018	175	$14.83	to	$16.64	$2,785	0.00%	0.65%	to	2.65%	-9.63%	to	-7.76%
December 31, 2017	203	$16.41	to	$18.04	$3,506	0.00%	0.65%	to	2.65%	18.20%	to	20.62%
December 31, 2016	221	$13.88	to	$14.96	$3,198	0.00%	0.65%	to	2.65%	7.93%	to	10.14%
December 31, 2015	154	$12.93	to	$13.58	$2,033	0.00%	0.65%	to	2.45%	-0.94%	to	0.88%

	AST Bond Portfolio 2025
December 31, 2019	2,157	$10.98	to	$12.45	$25,283	0.00%	1.00%	to	3.05%	5.40%	to	7.63%
December 31, 2018	8,174	$10.42	to	$11.56	$90,198	0.00%	1.00%	to	3.05%	-3.78%	to	-1.73%
December 31, 2017	693	$10.82	to	$11.77	$7,842	0.00%	1.00%	to	3.05%	-1.27%	to	0.81%
December 31, 2016	1,855	$10.96	to	$11.67	$20,960	0.00%	1.00%	to	3.05%	-0.65%	to	1.45%
December 31, 2015	29,129	$11.03	to	$11.51	$328,079	0.00%	1.00%	to	3.05%	-1.11%	to	0.98%

	AST Bond Portfolio 2026 (available January 2, 2015)
December 31, 2019	7,987	$9.87	to	$10.96	$84,521	0.00%	1.00%	to	3.05%	6.67%	to	8.93%
December 31, 2018	10,593	$9.25	to	$10.06	$102,851	0.00%	1.00%	to	3.05%	-4.07%	to	-2.04%
December 31, 2017	11,718	$9.64	to	$10.27	$116,811	0.00%	1.00%	to	3.05%	-0.69%	to	1.40%
December 31, 2016	19,521	$9.71	to	$10.12	$193,616	0.00%	1.00%	to	3.05%	-1.03%	to	1.06%
December 31, 2015	8,601	$9.81	to	$10.02	$85,262	0.00%	1.00%	to	3.05%	-1.89%	to	0.19%

A99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2019	5,790	$9.97	to	$10.85	$61,041	0.00%	1.00%	to	3.05%	7.31%	to	9.58%
December 31, 2018	14,157	$9.29	to	$9.90	$136,811	0.00%	1.00%	to	3.05%	-4.29%	to	-2.25%
December 31, 2017	15,774	$9.71	to	$10.12	$156,690	0.00%	1.00%	to	3.05%	-0.44%	to	1.66%
December 31, 2016	24,776	$9.75	to	$9.96	$244,297	0.00%	1.00%	to	3.05%	-2.46%	to	-0.40%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2019	2,230	$12.68	to	$13.63	$29,747	2.05%	0.65%	to	2.75%	19.21%	to	21.79%
December 31, 2018	2,479	$10.56	to	$11.20	$27,326	0.34%	0.65%	to	3.05%	-20.24%	to	-18.25%
December 31, 2017	2,833	$13.23	to	$13.69	$38,429	0.96%	0.65%	to	3.05%	36.81%	to	40.18%
December 31, 2016	3,218	$9.67	to	$9.77	$31,343	0.82%	0.65%	to	3.05%	-4.47%	to	-3.53%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2019	1,044	$10.18	to	$10.84	$11,171	0.00%	1.00%	to	3.05%	8.19%	to	10.47%
December 31, 2018	4,570	$9.41	to	$9.81	$44,211	0.00%	1.00%	to	3.05%	-5.06%	to	-3.04%
December 31, 2017	551	$9.91	to	$10.12	$5,521	0.00%	1.00%	to	3.05%	-0.91%	to	1.18%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2019	2,379	$10.38	to	$10.83	$25,528	0.00%	1.00%	to	3.05%	8.87%	to	11.17%
December 31, 2018	777	$9.58	to	$9.74	$7,497	0.00%	1.00%	to	2.65%	-4.22%	to	-2.59%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2030 (available January 2, 2019)
December 31, 2019	1,454	$11.13	to	$11.33	$16,373	0.00%	1.00%	to	2.75%	11.25%	to	13.26%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

*** These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total returns for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2019 or from the effective date of the subaccount through the end of the reporting period.

A100

Note 8:	Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Prudential Annuities.
Each contract funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.
Insurance Charge - The insurance charge is the combination of the mortality and expense risk charges and the administrative charge. The insurance charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the net assets of each subaccount. This charge is assessed through a reduction in unit values.
Distribution Charge - The distribution charge is deducted by the Account on certain contracts for a specified time of period. The distribution charge is intended to compensate Prudential Annuities for a portion of the acquisition expenses under the annuity, including promotion and distribution of the annuity. The distribution charge is expressed as an annual charge; however, the daily equivalent is deducted on a daily basis from the net assets of each subaccount. This charge is assessed through a reduction in unit values.
Annual Maintenance Fee - An annual maintenance fee of up to $35 is deducted at the end of each annuity year and upon surrender of the annuity. The annual maintenance fee on certain contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the account value of the annuity on the anniversary date when the charge is deducted. This charge is assessed through the redemption of units.
Transfer Fees - Transfer fees are charged at a rate of $10 for each transfer after the 20th in each annuity year, as set forth in the respective prospectuses. These charges are assessed through the redemption of units.
Contingent Deferred Sales Charges - Contingent deferred sales charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, contingent deferred sales charges will apply for a maximum number of years depending on the type of contract. The maximum number of years may be based on the number of years since each purchase payment is applied or from the issue date of the annuity. Certain annuities do not deduct a contingent deferred sales charge upon surrender or withdrawal. Please refer to the prospectus for the contract for a complete description of the contingent deferred sales charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each annuity year. These charges are assessed through the redemption of units.
Premium Taxes - Some states and municipalities impose premium taxes, which currently range up to 3.5% on variable immediate annuity contracts. Depending on the product, these charges are deducted before the net amount is allocated to the investment options in the Account or are assessed through the redemption of units at annuitization.
Optional Benefit Charges - Prior to November 18, 2002, Prudential Annuities offered certain optional benefits as riders to the various contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, Prudential Annuities offers riders for optional benefits whose annual charge is deducted on a daily basis from the net assets of each subaccount. The daily charge for the optional benefits is deducted in the same manner as the insurance charge and the distribution charge (if applicable). These charges are assessed through a reduction in unit values.

A101

Note 8:	Charges and Expenses (continued)

The following are the base and maximum combined insurance, distribution (when applicable), and optional benefit charges of the respective contracts.

Products	Base	Maximum
ACN	1.40%	1.65%
Apex	1.40%	2.15%
Apex II	1.65%	3.05%
AS Cornerstone	1.15%	2.55%
AS Impact	1.00%	1.50%
AS Protector	1.40%	1.65%
ASAIA	1.25%	2.25%
ASAP	1.40%	1.65%
ASAP II	1.40%	2.15%
ASAP II Premier	1.40%	1.65%
ASAP III	0.65%	2.60%
ASL	1.40%	2.15%
ASL II	1.65%	3.05%
ASL II Premier	1.65%	2.25%
ASL Premier	1.40%	1.65%
ASVIA	1.25%	1.25%
Choice	0.90%	0.90%
Choice 2000	0.65%	2.05%
Defined Investments Annuity	1.00%	1.75%
Emerald Choice	1.40%	2.15%
Galaxy III	1.00%	1.25%
Harvester Variable Annuity	1.40%	1.65%
Harvester XTra Credit	1.40%	1.65%
Imperium	1.40%	2.15%
Optimum	0.65%	2.65%
Optimum Four	1.65%	3.05%
Optimum Plus	0.65%	3.05%
Optimum XTra	1.75%	3.10%
PSA	1.40%	1.40%
Stagecoach	1.40%	2.15%
Stagecoach Apex II	1.65%	3.00%
Stagecoach ASAP III	1.25%	2.60%
Stagecoach Extra Credit	1.40%	2.15%
Stagecoach Flex	1.40%	2.15%
Stagecoach VA+	1.40%	2.15%
Stagecoach XTra Credit SIX	1.65%	3.00%
Wells Fargo Stagecoach Apex	1.40%	2.15%
XTra Credit	1.40%	2.15%
XTra Credit EIGHT	1.75%	3.10%
XTra Credit FOUR	1.40%	2.15%
XTra Credit FOUR Premier	1.40%	1.65%
XTra Credit Premier	1.40%	1.65%
XTra Credit SIX	0.65%	3.05%

A102

Note 9:	Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including amounts transferred to individual subaccounts by the general account to cover greater longevity of annuitants for contracts in payout and remittance of remediation credits to contract owners.

Annuity payments represent periodic payments distributed under the terms of the contract.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

Note 10:	Subsequent Events

On March 11, 2020, the World Health Organization declared COVID-19 a pandemic, and national governments have implemented a range of policies and actions to combat it. The extent of the impact of COVID-19 on world economies, and ultimately on the portfolios in which the subaccounts invest, is highly uncertain and cannot be predicted at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

A103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Prudential Annuities Life Assurance Corporation
and the Contract Owners of Prudential Annuities Life Assurance Corporation Variable Account B

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of the Prudential Annuities Life Assurance Corporation Variable Account B as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

AST Goldman Sachs Large-Cap Value Portfolio (2)	ProFund VP NASDAQ-100 (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	ProFund VP Semiconductor (1)
AST Government Money Market Portfolio (1)	ProFund VP Small-Cap Growth (1)
AST Cohen & Steers Realty Portfolio (1)	ProFund VP Short Mid-Cap (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	ProFund VP Short NASDAQ-100 (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	ProFund VP Short Small-Cap (1)
AST High Yield Portfolio (1)	ProFund VP Small-Cap Value (1)
AST Small-Cap Growth Opportunities Portfolio (1)	ProFund VP Technology (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	ProFund VP Telecommunications (1)
AST Small-Cap Value Portfolio (1)	ProFund VP UltraMid-Cap (1)
AST Mid-Cap Growth Portfolio (1)	ProFund VP UltraNASDAQ-100 (1)
AST Goldman Sachs Small-Cap Value Portfolio (1)	ProFund VP UltraSmall-Cap (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	ProFund VP Utilities (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	ProFund VP Large-Cap Growth (1)
AST MFS Growth Portfolio (1)	ProFund VP Large-Cap Value (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	Rydex VT Nova Fund (1)
AST Small-Cap Growth Portfolio (1)	Rydex VT NASDAQ-100® Fund (1)
AST BlackRock Low Duration Bond Portfolio (1)	Rydex VT Inverse S&P 500® Strategy Fund (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	Invesco V.I. Health Care Fund (Series I) (1)
AST QMA US Equity Alpha Portfolio (1)	Invesco V.I. Technology Fund (Series I) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	Wells Fargo VT Index Asset Allocation Fund (Class 2) (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	Wells Fargo VT International Equity Fund (Class 2) (1)
AST International Value Portfolio (1)	Wells Fargo VT Small Cap Growth Fund (Class 2) (1)
AST MFS Global Equity Portfolio (1)	AST Fidelity Institutional AM℠ Quantitative Portfolio (1)

A104

AST J.P. Morgan International Equity Portfolio (1)	AST Prudential Growth Allocation Portfolio (1)
AST Templeton Global Bond Portfolio (1)	AST Advanced Strategies Portfolio (1)
AST International Growth Portfolio (1)	AST Investment Grade Bond Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Bond Portfolio 2019 (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST Cohen & Steers Global Realty Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Parametric Emerging Markets Equity Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST Bond Portfolio 2020 (1)
AST Preservation Asset Allocation Portfolio (1)	AST Jennison Large-Cap Growth Portfolio (1)
AST AllianzGI World Trends Portfolio (1)	AST Bond Portfolio 2021 (1)
AST J.P. Morgan Global Thematic Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 2) (1)
AST Goldman Sachs Multi-Asset Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
AST Western Asset Core Plus Bond Portfolio (1)	Wells Fargo VT Small Cap Growth Fund (Class 1) (1)
Davis Value Portfolio (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Columbia Variable Portfolio - Asset Allocation Fund (Class 1) (1)	AST Bond Portfolio 2022 (1)
Columbia Variable Portfolio - Small Company Growth Fund (Class 1) (1)	AST Quantitative Modeling Portfolio (1)
Prudential SP International Growth Portfolio (Class I) (1)	AST BlackRock Global Strategies Portfolio (1)
ProFund VP Asia 30 (1)	Invesco V.I. Diversified Dividend Fund (Series I) (1)
ProFund VP Banks (1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) (1)
ProFund VP Bear (1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) (1)
ProFund VP Biotechnology (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
ProFund VP Basic Materials (1)	Wells Fargo VT Opportunity Fund (Class 2) (1)
ProFund VP UltraBull (1)	AST Prudential Core Bond Portfolio (1)
ProFund VP Bull (1)	AST Bond Portfolio 2023 (1)
ProFund VP Consumer Services (1)	AST MFS Growth Allocation Portfolio (1)
ProFund VP Consumer Goods (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
ProFund VP Oil & Gas (1)	AST MFS Large-Cap Value Portfolio (1)
ProFund VP Europe 30 (1)	Invesco V.I. Mid Cap Growth Fund (Series I) (1)
ProFund VP Financials (1)	AST Bond Portfolio 2024 (1)
ProFund VP U.S. Government Plus (1)	AST AQR Emerging Markets Equity Portfolio (1)
ProFund VP Health Care (1)	AST ClearBridge Dividend Growth Portfolio (1)
Access VP High Yield Fund (1)	Columbia Variable Portfolio - Government Money Market Fund (Class 1) (1)
ProFund VP Industrials (1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1) (1)
ProFund VP Internet (1)	AST AQR Large-Cap Portfolio (1)
ProFund VP Japan (1)	AST QMA Large-Cap Portfolio (1)
ProFund VP Precious Metals (1)	AST Bond Portfolio 2025 (1)
ProFund VP Mid-Cap Growth (1)	AST Bond Portfolio 2026 (1)
ProFund VP Mid-Cap Value (1)	AST Bond Portfolio 2027 (1)
ProFund VP Pharmaceuticals (1)	NVIT Emerging Markets Fund (Class D) (1)

A105

ProFund VP Real Estate (1)	AST Bond Portfolio 2028 (1)
ProFund VP Rising Rates Opportunity (1)	AST Bond Portfolio 2029 (1)
AST Bond Portfolio 2030 (1)
(1) Statement of net assets as of December 31, 2019, statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018
(2) Statement of net assets as of April 26, 2019 (date of merger), statement of operations for the period January 1, 2019 to April 26, 2019 and statement of changes in net assets for the period January 1, 2019 to April 26, 2019 and for the year ended December 31, 2018

Basis for Opinions

These financial statements are the responsibility of the Prudential Annuities Life Assurance Corporation management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 10, 2020

We have served as the auditor of one or more of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B since 2003.

A106

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Prudential Annuities Life Assurance Corporation (the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2019, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2019.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 5, 2020

Prudential Annuities Life Assurance Corporation

Statements of Financial Position
As of December 31, 2019 and 2018 (in thousands, except share amounts)

	December 31, 2019	December 31, 2018
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost, 2019: $12,465,746; 2018: $10,186,465)	$13,202,365	$9,771,673
Fixed maturities, trading, at fair value (amortized cost, 2019: $349,428; 2018: $294,549)	383,198	289,752
Equity securities, at fair value (cost, 2019: $63,647; 2018: $18,765)	67,503	20,613
Commercial mortgage and other loans	1,471,522	1,353,478
Policy loans	12,366	12,805
Short-term investments	335,358	37,568
Other invested assets (includes $10,492 and $50,945 measured at fair value at December 31, 2019 and 2018, respectively)	474,013	348,541
Total investments	15,946,325	11,834,430
Cash and cash equivalents	2,795,163	4,503,534
Deferred policy acquisition costs	4,455,683	4,447,505
Accrued investment income	102,724	90,895
Reinsurance recoverables	621,510	572,102
Income taxes	1,202,714	964,521
Value of business acquired	30,025	33,222
Deferred sales inducements	812,724	889,598
Receivables from parent and affiliates	62,765	46,381
Other assets	139,933	85,310
Separate account assets	32,665,431	31,210,346
TOTAL ASSETS	$58,834,997	$54,677,844
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits	$12,932,461	$9,368,986
Policyholders’ account balances	6,180,359	5,353,596
Payables to parent and affiliates	185,156	30,846
Cash collateral for loaned securities	0	384
Short-term debt	242,094	140,569
Long-term debt	419,418	787,596
Reinsurance payables	235,318	232,937
Other liabilities	447,405	811,016
Separate account liabilities	32,665,431	31,210,346
Total liabilities	53,307,642	47,936,276
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 15)
EQUITY
Common stock, $100 par value; 25,000 shares authorized, issued and outstanding	2,500	2,500
Additional paid-in capital	5,142,936	6,120,436
Retained earnings / (accumulated deficit)	(46,693)	943,005
Accumulated other comprehensive income (loss)	428,612	(324,373)
Total equity	5,527,355	6,741,568
TOTAL LIABILITIES AND EQUITY	$58,834,997	$54,677,844

See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Operations and Comprehensive Income
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	2019	2018	2017
REVENUES
Premiums	$59,550	$67,265	$63,573
Policy charges and fee income	2,081,046	2,171,278	2,209,579
Net investment income	551,548	402,808	422,809
Asset administration fees and other income	440,483	389,156	413,375
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(3,658)	(6,813)	(8,576)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)	(168)	0	(546)
Other realized investment gains (losses), net	(2,677,494)	890,886	(796,278)
Total realized investment gains (losses), net	(2,681,320)	884,073	(805,400)
TOTAL REVENUES	451,307	3,914,580	2,303,936
BENEFITS AND EXPENSES
Policyholders’ benefits	143,925	187,088	114,068
Interest credited to policyholders’ account balances	161,209	249,175	30,280
Amortization of deferred policy acquisition costs	272,853	589,795	(13,946)
Commission expense	889,593	862,338	861,303
General, administrative and other expenses	264,155	181,964	194,636
TOTAL BENEFITS AND EXPENSES	1,731,735	2,070,360	1,186,341
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(1,280,428)	1,844,220	1,117,595
Income tax expense (benefit)	(291,101)	161,504	1,201,099
NET INCOME (LOSS)	$(989,327)	$1,682,716	$(83,504)
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	182	(1,354)	109
Net unrealized investment gains (losses)	953,250	(248,688)	323,359
Total	953,432	(250,042)	323,468
Less: Income tax expense (benefit) related to other comprehensive income (loss)	200,447	(52,510)	98,644
Other comprehensive income (loss), net of taxes	752,985	(197,532)	224,824
Comprehensive income (loss)	$(236,342)	$1,485,184	$141,320

See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Equity
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Income (loss)	Total Equity
Balance, December 31, 2016	$2,500	$8,095,436	$(693,258)	$(314,948)	$7,089,730
Contributed capital
Return of capital		(950,000)			(950,000)
Comprehensive income:
Net income (loss)			(83,504)		(83,504)
Other comprehensive income (loss), net of tax				224,824	224,824
Total comprehensive income (loss)					141,320
Balance, December 31, 2017	2,500	7,145,436	(776,762)	(90,124)	6,281,050
Cumulative effect of adoption of ASU 2016-01			337	(3)	334
Cumulative effect of adoption of ASU 2018-02			36,714	(36,714)	0
Contributed capital
Return of capital		(1,025,000)			(1,025,000)
Comprehensive income:
Net income (loss)			1,682,716		1,682,716
Other comprehensive income (loss), net of tax				(197,532)	(197,532)
Total comprehensive income (loss)					1,485,184
Balance, December 31, 2018	2,500	6,120,436	943,005	(324,373)	6,741,568
Cumulative effect of adoption of accounting changes (1)			(371)	0	(371)
Contributed capital
Return of capital		(977,500)			(977,500)
Comprehensive income:
Net income (loss)			(989,327)		(989,327)
Other comprehensive income (loss), net of tax				752,985	752,985
Total comprehensive income (loss)					(236,342)
Balance, December 31, 2019	$2,500	$5,142,936	$(46,693)	$428,612	$5,527,355
(1) Includes the impact from the adoption of ASUs 2017-08 and 2017-12. See Note 2.
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Cash Flows
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	2019	2018	2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(989,327)	$1,682,716	$(83,504)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(813)	(2,686)	(766)
Realized investment (gains) losses, net	2,681,320	(884,073)	805,400
Depreciation and amortization	865	7,905	32,812
Interest credited to policyholders’ account balances	161,209	249,175	30,280
Change in:
Future policy benefits	1,110,089	1,095,204	982,792
Accrued investment income	(11,829)	(2,564)	(2,327)
Net receivables from/payables to parent and affiliates	1,463	(3,163)	4,165
Deferred sales inducements	(790)	(2,885)	(1,551)
Deferred policy acquisition costs	(139,774)	216,799	(291,532)
Income taxes	(438,541)	204,634	763,227
Reinsurance recoverables, net	(3,524)	(33,703)	2,708
Derivatives, net	(193,119)	131,874	(1,364,754)
Other, net (1)	38,037	167,939	91,600
Cash flows from (used in) operating activities	2,215,266	2,827,172	968,550
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	852,596	2,534,470	1,145,369
Fixed maturities, trading	149	99,656	1,739
Equity securities	8,807	7,896	3,306
Commercial mortgage and other loans	265,657	143,331	198,584
Policy loans	1,439	675	1,276
Other invested assets	27,065	29,103	72,667
Short-term investments	1,109,061	984,409	1,949,758
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(3,538,800)	(2,230,936)	(1,528,065)
Fixed maturities, trading	(54,862)	(231,316)	(15,964)
Equity securities	(52,244)	(14,221)	(3,048)
Commercial mortgage and other loans	(382,407)	(125,007)	(348,520)
Policy loans	(295)	(187)	(366)
Other invested assets	(169,863)	(167,930)	(7,668)
Short-term investments	(1,406,312)	(311,277)	(1,713,877)
Notes receivable from parent and affiliates, net	(15,442)	3,518	2,717
Derivatives, net	(18,334)	1,073	4,948
Other, net	0	(69)	254
Cash flows from (used in) investing activities	(3,373,785)	723,188	(236,890)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	4,012,627	3,150,952	2,623,534
Ceded policyholders’ account deposits	(16,068)	(47,449)	(24,191)
Policyholders’ account withdrawals	(3,320,216)	(2,727,850)	(2,589,770)
Ceded policyholders' account withdrawals	35,566	30,341	24,111
Cash collateral for loaned securities	(384)	(16,999)	(5,967)
Repayments of debt (maturities longer than 90 days)	(274,569)	(43,734)	0

Prudential Annuities Life Assurance Corporation

Net increase/(decrease) in short-term borrowing	7,916	0	(28,101)
Drafts outstanding	(7,503)	(7,026)	10,624
Distribution to parent	(977,500)	(1,025,000)	(950,000)
Other, net	(9,721)	0	0
Cash flows from (used in) financing activities	(549,852)	(686,765)	(939,760)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1,708,371)	2,863,595	(208,100)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	4,503,534	1,639,939	1,848,039
CASH AND CASH EQUIVALENTS, END OF YEAR	$2,795,163	$4,503,534	$1,639,939
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$147,441	$(43,130)	$437,872
Interest paid	$26,719	$33,901	$34,217

(1)	Prior period amounts have been reclassified to conform to current period presentation.
Significant Non-Cash Transactions
There were no significant non-cash transactions for the years ended December 31, 2019, 2018 and 2017.

See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
1.    BUSINESS AND BASIS OF PRESENTATION
Prudential Annuities Life Assurance Corporation (the “Company” or “PALAC”), with its principal offices in Shelton, Connecticut, is a wholly-owned subsidiary of Prudential Annuities, Inc. (“PAI”), which in turn is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey corporation.
The Company has developed long-term savings and retirement products, which are distributed through its affiliated broker-dealer company, Prudential Annuities Distributors, Inc. (“PAD”), and third-party distribution networks. The Company issued variable and fixed deferred and immediate annuities for individuals and groups in the United States of America and Puerto Rico. In addition, the Company has a relatively small in force block of variable life insurance policies. The Company stopped actively selling products by March 2010; However, the Company continues to accept additional customer deposits on certain in force contracts, subject to applicable contract provisions and administrative rules.
The Company surrendered its New York license effective December 31, 2015, and reinsured the majority of its New York business to an affiliate, The Prudential Insurance Company of America (“Prudential Insurance”). The license surrender relieves the Company of the requirement to hold New York statutory reserves on its business in excess of the statutory reserves required by its domiciliary regulator, the Arizona Department of Insurance ("AZDOI"). For the small portion of New York business retained by the Company, a custodial account has been established to hold collateral assets in an amount equal to a percentage of the reserves associated with such business, as calculated in accordance with PALAC's New York Regulation 109 Plan approved by the New York Department of Financial Services.
The Company resumed offering annuity products to new investors (except in New York) in 2018.
The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing long-term savings and retirement products, including insurance products, and individual and group annuities.
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to its affiliated companies, Pruco Reinsurance, Ltd. ("Pruco Re") and Prudential Insurance. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, from Pruco Life Insurance Company ("Pruco Life"), excluding the Pruco Life Insurance Company of New Jersey ("PLNJ") business which was reinsured to Prudential Insurance, under a coinsurance and modified coinsurance agreement. This reinsurance agreement covers new and in force business and excludes business reinsured externally. The product risks related to the reinsured business are being managed in the Company. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within the Company.
Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; fair value of embedded derivative instruments associated with the index-linked features of certain fixed annuity products; value of business acquired ("VOBA") and its amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

2.    SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, VOBA, DSI, future policy benefits, policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.
Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income (loss) ("OCI"). For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.
Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Asset administration fees and other income”, and interest and dividend income from these investments is reported in “Net investment income”.
Equity securities, at fair value is comprised of common stock and mutual fund shares, which are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Asset administration fees and other income”, and dividend income is reported in “Net investment income” on the ex-dividend date.
Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available-for-sale” are reported in net income within “Asset administration fees and other income” in the Statements of Operations. Prior to this, the changes in fair value on equity securities classified as “available-for-sale” were reported in AOCI. The impact of this standard resulted in an increase to retained earnings of $337 thousand, a reduction to AOCI of $3 thousand, and an increase to equity of $334 thousand upon adoption on January 1, 2018.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in "Net investment income".
Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans, as well as, loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating as described above. The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.
Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.
Other invested assets consist of the Company’s non-coupon investments in limited partnerships and limited liability companies ("LPs/LLCs") (other than operating joint ventures), derivative assets and other investments. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Asset administration fees and other income”. The Company’s income from investments in LPs/LLCs accounted for using the equity method, other than the Company’s investments in operating joint ventures, is included in “Net investment income.” The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Asset administration fees and other income”.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an OTTI is recognized.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in OCI. Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.
The split between the amount of an OTTI recognized in OCI and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions, based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flows on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, VOBA, DSI, certain future policy benefits and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value", and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below). The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents. These assets are generally carried at fair value or amortized cost which approximates fair value.
Deferred policy acquisition costs are directly related to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC", net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

DAC related to fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of variable annuity contracts, and index-linked crediting features of fixed indexed annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities, are also included. The Company is an indirect subsidiary of Prudential Financial, a United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 10. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.
For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. For internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 10.
Income taxes asset primarily represents the net deferred tax asset and the Company’s estimated taxes receivable for the current year and open audit years.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members record tax benefits to the extent tax losses or tax credits are recognized in the consolidated federal tax provision.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax return but have not yet been recognized in the Company’s financial statements.
Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 11 for a discussion of factors considered when evaluating the need for a valuation allowance.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a 'measurement period' not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 11 for a discussion of provisional amounts related to The United States Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") recorded in 2017 and adjustments to provisional amounts recorded in 2018.
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.
The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 11 for additional information regarding income taxes.
Effective January 1, 2018, the Company adopted ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss), which allowed a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017. The Company elected to apply the ASU subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by decreasing AOCI and increasing retained earnings, each by $36.7 million upon adoption on January 1, 2018. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).
VOBA represents identifiable intangible assets to which a portion of the purchase price in a business acquisition is attributed under the application of purchase accounting. VOBA represents an adjustment to the stated value of in force insurance contract liabilities to present them at fair value, determined as of the acquisition date. VOBA balances are subject to recoverability testing, in the manner in which it was acquired. The Company has established a VOBA asset primarily for its acquisition of American Skandia Life Assurance Corporation. The Company amortizes VOBA over the anticipated life of the acquired contracts using the same methodology and assumptions used to amortize DAC. The Company records amortization of VOBA in “General, administrative, and other expenses.” See Note 7 for additional information regarding VOBA.
Deferred sales inducements represent various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the expected life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducement balances are subject to periodic recoverability testing. The Company records amortization of DSI in “Interest credited to policyholders’ account balances.” DSI for applicable products is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 9 for additional information regarding sales inducements.
Other assets consist primarily of accruals for asset administration fees, deferred loss on reinsurance with an affiliate and receivables resulting from sales of securities that had not yet settled at the balance sheet date.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Separate account assets represent segregated funds that are invested for certain contractholders. The contractholder has the option of directing funds to a wide variety of investment options, most of which invest in mutual funds. The investment risk on the variable portion of a contract is borne by the contractholder, except to the extent of minimum guarantees by the Company, which are not separate account liabilities. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees and other income”. See Note 9 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.
LIABILITIES
Future policy benefits liability is primarily comprised of liabilities for guarantee benefits related to certain long-duration life and annuity contracts, which are discussed more fully in Note 9. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on the Company’s variable annuity products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by recognizing a premium deficiency. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. If a premium deficiency is recognized, the assumptions without a provision for the risk of adverse deviation as of the premium deficiency test date are locked-in and used in subsequent valuations. The net reserves continue to be subject to premium deficiency testing. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 8 for additional information regarding future policy benefits.
Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities. See Note 8 for additional information regarding policyholders’ account balances.
Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are primarily used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income”.
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements which are used primarily to earn spread income. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party and receives cash as collateral. For securities repurchase agreements, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents (see also "Cash and cash equivalents" above). As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 14 for additional information regarding short-term and long-term debt.
Reinsurance payables include corresponding payables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 10.
Other liabilities consist primarily of accrued expenses, technical overdrafts, deferred gain on reinsurance, and payables resulting from purchases of securities that had not yet settled at the balance sheet date. Other liabilities may also include derivative instruments for which fair values are determined as described below under “Derivative Financial Instruments”.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.
Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.
REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Revenues for variable deferred annuity contracts consist of charges against contractholder account values or separate accounts for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Liabilities for the variable investment options on annuity contracts represent the account value of the contracts and are included in “Separate account liabilities”.
Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Liabilities for variable immediate annuity contracts represent the account value of the contracts and are included in “Separate account liabilities”.
Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Reserves for contracts without life contingencies are included in “Policyholders’ account balances” while reserves for contracts with life contingencies are included in “Future policy benefits.” Assumed interest rates ranged from 0.0% to 8.3% at December 31, 2019 and 2018.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for expense charges, administration fees, cost of insurance charges and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Liabilities for variable life insurance contracts represent the account value of the contracts and are included in “Separate account liabilities”.
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 9. The Company also provides contracts with certain optional living benefits which are considered embedded derivatives. See Note 5 for information regarding the valuation of these embedded derivatives and Note 9 for additional information regarding these contracts.
Amounts received as payment for variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investments in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC, DSI and VOBA.
Policyholders’ account balances also include amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain fixed annuity products. For additional information regarding the valuation of these embedded derivatives, see Note 5.
Asset administration fees and other income principally includes asset-based asset management fees, which are recognized in the period in which the services are performed. This financial statement line also includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value”, and “Other invested assets” that are measured at fair value.
OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties, while others are bilateral contracts between two counterparties. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.
Derivatives are recorded either as assets, within “Other invested assets,” or as liabilities, within “Payables to parent and affiliates,” except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net.” The component of AOCI related to discontinued cash flow hedges is reclassified to the Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net.” Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net.” Gains and losses that were in AOCI pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.
The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading, at fair value" or "Equity securities, at fair value".
The Company sold variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to affiliates, Pruco Re and Prudential Insurance through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity optional living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance, under a coinsurance and modified coinsurance agreement. See Note 1 and 10 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits” and “Reinsurance recoverables,” respectively. Changes in the fair value are determined using valuation models as described in Note 5, and are recorded in “Realized investment gains (losses), net.”
RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of Accounting Standards Updates ("ASUs") to the FASB Accounting Standards Codification ("ASC"). The Company considers the applicability and impact of all ASUs. ASUs listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of December 31, 2019 and as of the date of this filing. ASUs not listed below were assessed and determined to be either not applicable or not material.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

ASU adopted during the year ended December 31, 2019

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.	January 1, 2019 using the modified retrospective method which included cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
Adoption of the ASU did not have a significant impact on the Financial Statements and Notes to the Financial Statements. The impact of the cumulative-effect adjustment to retained earnings was immaterial.

ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities
This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting. The ASU eliminates separate measurement and recording of hedge ineffectiveness. It requires entities to present the earnings effect of the hedging instrument in the same income statement line item in which the hedged item is reported and also requires expanded disclosures.
January 1, 2019 using the modified retrospective method which included cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
Adoption of the ASU did not have a significant impact on the Financial Statements and Notes to the Financial Statements. The impact of the cumulative-effect adjustment to retained earnings and AOCI related to ineffectiveness of the hedge instruments outstanding at the date of the adoption was immaterial. See Note 4 for additional required disclosures.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

ASU issued but not yet adopted as of December 31, 2019 — ASU 2018-12

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements. In October 2019, the FASB issued ASU 2019-09, Financial Services - Insurance (Topic 944): Effective Date to affirm its decision to defer the effective date of ASU 2018-12 to January 1, 2022 (with early adoption permitted), representing a one year extension from the original effective date of January 1, 2021. This ASU will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other less significant changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products
Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Statements of Operations.

An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.
The options for method of adoption and the impacts of such methods are under assessment.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield and will be required to be updated each quarter with the impact recorded through OCI.
As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between the discount rate locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.

Amortization of DAC and other balances
Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.

An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its liability for future policy benefits, as described above, it is required to also use a retrospective transition method for DAC and other balances.

The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Market Risk Benefits
Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value, and record market risk benefit assets and liabilities separately on the Statements of Financial Position. Changes in fair value of market risk benefits are recorded in net income, except for the portion of the change that is attributable to changes in an entity’s non-performance risk ("NPR"), which is recognized in OCI.

An entity shall adopt the guidance for market risk benefits using the retrospective transition method, which includes a cumulative-effect adjustment on the balance sheet as of the earliest period presented. An entity shall maximize the use of relevant observable information and minimize the use of unobservable information in determining the balance of the market risk benefits upon adoption.

Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., Guaranteed Minimum Death Benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

Other ASUs issued but not yet adopted as of December 31, 2019

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current OTTI standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASC 310-30 and for debt securities for which an OTTI was recognized prior to the date of adoption. Early adoption was permitted beginning January 1, 2019.

Adoption of this guidance will result in 1) the recognition of an allowance for credit losses based on the current expected credit loss model on financial assets carried at amortized cost and certain off-balance sheet credit exposures; and 2) related adjustments to retained earnings. We expect the cumulative impact of the adoption to retained earnings, primarily attributable to the reserves for commercial mortgage and other loans, to be immaterial.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

3.    INVESTMENTS

Fixed Maturity Securities

The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$6,667,347	$491,943	$39,466	$7,119,824	$0
Obligations of U.S. states and their political subdivisions	252,304	7,814	436	259,682	0
Foreign government bonds	203,386	19,518	20	222,884	0
U.S. public corporate securities	1,615,060	126,947	1,331	1,740,676	0
U.S. private corporate securities	1,159,962	50,720	3,343	1,207,339	0
Foreign public corporate securities	321,111	16,989	113	337,987	0
Foreign private corporate securities	1,171,411	50,069	7,995	1,213,485	0
Asset-backed securities(1)	443,767	3,405	2,734	444,438	(20)
Commercial mortgage-backed securities	557,584	20,941	236	578,289	0
Residential mortgage-backed securities(2)	73,814	3,960	13	77,761	0
Total fixed maturities, available-for-sale	$12,465,746	$792,306	$55,687	$13,202,365	$(20)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, equipment leases and education loans.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $14.3 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$5,240,519	$20,065	$376,493	$4,884,091	$0
Obligations of U.S. states and their political subdivisions	133,670	621	3,127	131,164	0
Foreign government bonds	199,044	4,748	4,156	199,636	0
U.S. public corporate securities	1,498,130	26,425	50,582	1,473,973	0
U.S. private corporate securities	1,070,400	15,430	22,877	1,062,953	0
Foreign public corporate securities	296,029	1,888	6,831	291,086	0
Foreign private corporate securities	829,588	10,415	27,771	812,232	0
Asset-backed securities(1)	505,862	3,147	3,765	505,244	(16)
Commercial mortgage-backed securities	364,601	2,770	5,491	361,880	0
Residential mortgage-backed securities(2)	48,622	1,290	498	49,414	0
Total fixed maturities, available-for-sale	$10,186,465	$86,799	$501,591	$9,771,673	$(16)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, equipment leases, education loans and other asset types.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $3.3 million of net unrealized losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2019
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$1,336,007	$39,456	$5,855	$10	$1,341,862	$39,466
Obligations of U.S. states and their political subdivisions	97,752	436	0	0	97,752	436
Foreign government bonds	804	13	132	7	936	20
U.S. public corporate securities	93,147	870	15,491	461	108,638	1,331
U.S. private corporate securities	82,709	2,111	59,797	1,232	142,506	3,343
Foreign public corporate securities	50,150	113	0	0	50,150	113
Foreign private corporate securities	97,414	1,652	91,863	6,343	189,277	7,995
Asset-backed securities	103,911	717	235,759	2,017	339,670	2,734
Commercial mortgage-backed securities	66,071	236	0	0	66,071	236
Residential mortgage-backed securities	633	12	7	1	640	13
Total fixed maturities, available-for-sale	$1,928,598	$45,616	$408,904	$10,071	$2,337,502	$55,687

	December 31, 2018
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$367,796	$4,844	$3,304,663	$371,649	$3,672,459	$376,493
Obligations of U.S. states and their political subdivisions	25,764	322	83,950	2,805	109,714	3,127
Foreign government bonds	98,437	2,346	58,975	1,810	157,412	4,156
U.S. public corporate securities	627,589	28,474	386,599	22,108	1,014,188	50,582
U.S. private corporate securities	269,545	7,755	422,498	15,122	692,043	22,877
Foreign public corporate securities	97,367	2,521	107,286	4,310	204,653	6,831
Foreign private corporate securities	373,891	19,217	116,743	8,554	490,634	27,771
Asset-backed securities	358,668	3,501	24,529	264	383,197	3,765
Commercial mortgage-backed securities	45,432	355	159,638	5,136	205,070	5,491
Residential mortgage-backed securities	34	1	13,775	497	13,809	498
Total fixed maturities, available-for-sale	$2,264,523	$69,336	$4,678,656	$432,255	$6,943,179	$501,591

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

As of December 31, 2019 and 2018, the gross unrealized losses on fixed maturity securities were composed of $52.5 million and $485.7 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $3.2 million and $15.9 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2019, the $10.1 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the consumer non-cyclical, utility and consumer cyclical sectors and in asset-backed securities. As of December 31, 2018, the $432.3 million of gross unrealized losses of twelve months or more were concentrated in U.S. government bonds and in the Company’s corporate securities within the finance, consumer non-cyclical and capital goods sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2019 or 2018. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2019, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.
The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2019
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$90,826	$91,258
Due after one year through five years	1,116,306	1,149,228
Due after five years through ten years	1,762,440	1,862,864
Due after ten years	8,421,009	8,998,527
Asset-backed securities	443,767	444,438
Commercial mortgage-backed securities	557,584	578,289
Residential mortgage-backed securities	73,814	77,761
Total fixed maturities, available-for-sale	$12,465,746	$13,202,365

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.

The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$384,592	$2,126,886	$517,743
Proceeds from maturities/prepayments	468,004	404,679	630,140
Gross investment gains from sales and maturities	3,259	21,129	8,992
Gross investment losses from sales and maturities	(3,364)	(98,047)	(3,047)
OTTI recognized in earnings(2)	(3,826)	(6,813)	(9,122)

(1)	Includes $0.0 million, $(2.9) million and $2.5 million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)
Excludes the portion of OTTI amounts remaining in OCI, representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following table sets forth a rollforward of pre-tax amounts remaining in OCI related to fixed maturity securities with credit loss impairments recognized in earnings, for the periods indicated:

	Years Ended December 31,
	2019	2018
	(in thousands)
Credit loss impairments:
Balance in OCI, beginning of period	$(209)	$792
New credit loss impairments	1,343	0
Increases due to the passage of time on previously recorded credit losses	10	3
Reductions for securities which matured, paid down, prepaid or were sold during the period	223	(40)
Reductions for securities impaired to fair value during the period	(1,351)	(963)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(2)	(1)
Balance in OCI, end of period	$14	$(209)

Equity Securities

The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Asset administration fees and other income (loss),” was $2.0 million and $(1.9) million during the years ended December 31, 2019 and 2018, respectively. The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other comprehensive income (loss),” was $0.4 million during the year ended December 31, 2017.

Commercial Mortgage and Other Loans

The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2019		December 31, 2018
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$272,150	18.5%	$304,644	22.4%
Hospitality	16,819	1.1	3,633	0.3
Industrial	464,528	31.5	355,758	26.2
Office	372,823	25.3	305,537	22.5
Other	156,768	10.6	137,781	10.2
Retail	131,051	8.9	194,646	14.4
Total commercial mortgage loans	1,414,139	95.9	1,301,999	96.0
Agricultural property loans	60,046	4.1	54,375	4.0
Total commercial mortgage and agricultural property loans by property type	1,474,185	100.0%	1,356,374	100.0%
Allowance for credit losses	(2,663)		(2,896)
Total commercial mortgage and other loans	$1,471,522		$1,353,478

As of December 31, 2019, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in California (27%), Texas (13%) and New York (7%)) and included loans secured by properties in Europe (16%) and Australia (4%).

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2016	$2,267	$22	$2,289
Addition to (release of) allowance for credit losses	349	12	361
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2017	2,616	34	2,650
Addition to (release of) allowance for credit losses	245	1	246
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2018	2,861	35	2,896
Addition to (release of) allowance for credit losses	(239)	6	(233)
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2019	$2,622	$41	$2,663

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2019
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,622	41	2,663
Total ending balance(1)	$2,622	$41	$2,663
Recorded investment(2):
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,414,139	60,046	1,474,185
Total ending balance(1)	$1,414,139	$60,046	$1,474,185

(1)	As of December 31, 2019, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2018
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,861	35	2,896
Total ending balance(1)	$2,861	$35	$2,896
Recorded investment(2):
Individually evaluated for impairment	$0	$3,439	$3,439
Collectively evaluated for impairment	1,301,999	50,936	1,352,935
Total ending balance(1)	$1,301,999	$54,375	$1,356,374

(1)	As of December 31, 2018, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2019
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
		(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$715,654	$6,641	$3,609	$725,904
60%-69.99%	499,493	14,078	0	513,571
70%-79.99%	203,158	30,555	0	233,713
80% or greater	0	997	0	997
Total commercial mortgage and agricultural property loans	$1,418,305	$52,271	$3,609	$1,474,185

	December 31, 2018
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
		(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$709,342	$14,814	$345	$724,501
60%-69.99%	442,308	23,260	0	465,568
70%-79.99%	156,049	7,236	0	163,285
80% or greater	2,000	1,020	0	3,020
Total commercial mortgage and agricultural property loans	$1,309,699	$46,330	$345	$1,356,374

The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2019
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,414,139	$0	$0	$0	$1,414,139	$0
Agricultural property loans	60,046	0	0	0	60,046	0
Total	$1,474,185	$0	$0	$0	$1,474,185	$0

(1)	As of December 31, 2019, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

	December 31, 2018
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,301,999	$0	$0	$0	$1,301,999	$0
Agricultural property loans	54,375	0	0	0	54,375	0
Total	$1,356,374	$0	$0	$0	$1,356,374	$0

(1)	As of December 31, 2018, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

For the years ended December 31, 2019 and 2018, there were no commercial mortgage and other loans acquired, other than those through direct origination, and there were $206 million and $96 million, respectively, of commercial mortgage and other loans sold.

Other Invested Assets

The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2019	2018
	(in thousands)
LPs/LLCs:
Equity method:
Private equity	$23,414	$23,844
Hedge funds	273,615	179,014
Real estate-related	166,492	94,738
Subtotal equity method	463,521	297,596
Fair value:
Private equity	4,115	4,142
Hedge funds	194	263
Real estate-related	6,181	3,562
Subtotal fair value	10,490	7,967
Total LPs/LLCs	474,011	305,563
Derivative instruments	2	42,978
Total other invested assets	$474,013	$348,541

As of both December 31, 2019 and 2018, the Company had no significant equity method investments.

Net Investment Income

The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities, available-for-sale	$389,165	$317,726	$332,148
Fixed maturities, trading	10,080	5,184	4,360
Equity securities, at fair value	568	678	567
Commercial mortgage and other loans	51,628	51,040	48,598
Policy loans	630	737	1,069
Short-term investments and cash equivalents	85,084	28,645	31,505
Other invested assets	34,422	13,733	20,626
Gross investment income	571,577	417,743	438,873
Less: investment expenses	(20,029)	(14,935)	(16,064)
Net investment income	$551,548	$402,808	$422,809

The carrying value of non-income producing assets included $4.1 million in available-for-sale fixed maturities as of December 31, 2019. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2019.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Realized Investment Gains (Losses), Net

The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities(1)	$(3,931)	$(83,731)	$(3,177)
Commercial mortgage and other loans	(753)	128	(840)
LPs/LLCs	0	0	(39)
Derivatives	(2,677,559)	967,503	(801,429)
Other invested assets	164	123	0
Short-term investments and cash equivalents	759	50	85
Realized investment gains (losses), net	$(2,681,320)	$884,073	$(805,400)

(1)	Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

Net Unrealized Gains (Losses) on Investments within AOCI

The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2019	2018	2017
	(in thousands)
Fixed maturity securities, available-for-sale — with OTTI	$14,309	$(3,334)	$12,311
Fixed maturity securities, available-for-sale — all other	722,310	(411,458)	(46,791)
Equity securities, available-for-sale(1)	0	0	4
Derivatives designated as cash flow hedges(2)	(287)	(3,849)	(25,851)
Affiliated notes	598	658	829
Other investments	0	1,074	86
Net unrealized gains (losses) on investments	$736,930	$(416,909)	$(59,412)

(1)	Effective January 1, 2018, unrealized gains (losses) on equity securities are recorded within “Asset administration fees and other income (loss).”

(2)	For more information on cash flow hedges, see Note 4.

Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2019 and 2018, the Company had no repurchase agreements.
The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2019			December 31, 2018
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
Foreign government bonds	$0	$0	$0	$0	$0	$0
U.S. public corporate securities	0	0	0	384	0	384
Total cash collateral for loaned securities(1)	$0	$0	$0	$384	$0	$384

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2019	2018
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$0	$365
Total securities pledged	$0	$365
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$0	$384
Total liabilities supported by the pledged collateral	$0	$384

In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of December 31, 2019 and 2018, there was $302 million and $675 million, respectively, of such collateral.

As of December 31, 2019 and 2018, there were available-for-sale fixed maturities of $10.7 million and $8.4 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.
4.    DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps, options and futures are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.
The Company also uses interest rate swaptions, caps and floors to manage interest rate risk. A swaption is an option to enter into a swap with a forward starting effective date. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. In an interest rate cap, the buyer receives payments at the end of each period in which the interest rate exceeds the agreed strike price. Similarly, in an interest rate floor, the buyer receives payments at the end of each period in which the interest rate is below the agreed strike price. Swaptions, caps and floors are included in interest rate options.
In standardized exchange-traded interest rate futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the daily market values of underlying referenced investments. The Company enters into exchange-traded futures with regulated futures commission's merchants who are members of a trading exchange.
Equity Contracts
Equity options, total return swaps, and futures are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Total return swaps are contracts whereby the Company agrees with counterparties to exchange, at specified intervals, the difference between the return on an asset (or market index) and London Inter-Bank Offered Rate ("LIBOR") plus an associated funding spread based on a notional amount. The Company generally uses total return swaps to hedge the effect of adverse changes in equity indices.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

In standardized exchange-traded equity futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the daily market values underlying referenced equity indices. The Company enters into exchange-traded futures with regulated futures commission's merchants who are members of a trading exchange.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced name (or an index's referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells certain products (for example, variable annuities and fixed indexed annuities) which may include features that are accounted for as embedded derivatives. Effective April 1, 2016, the Company assumed variable annuities living benefit guarantees from Pruco Life, excluding PLNJ business. See Note 1 for additional information on the change to the reinsurance agreements.
Additionally, the Company reinsured the majority of its New York business to an affiliate, Prudential Insurance, as a result of surrendering its New York license, effective December 31, 2015. See Note 1 for additional information on these reinsurance agreements.
These embedded derivatives and certain elements of the associated reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.
Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the value of derivative contracts prior to taking into account the netting effects of master netting agreements and cash collateral.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	December 31, 2019			December 31, 2018
Primary Underlying Risk/Instrument Type	Gross Notional	Fair Value		Gross Notional	Fair Value
		Assets	Liabilities		Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$1,172,899	$39,019	$(26,511)	$768,075	$33,348	$(21,794)
Total Derivatives Designated as Hedge Accounting Instruments	$1,172,899	$39,019	$(26,511)	$768,075	$33,348	$(21,794)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Futures	$3,857,700	$638	$(5,872)	$908,100	$4,380	$(664)
Interest Rate Swaps	88,557,425	6,598,625	(1,997,944)	82,172,825	3,344,033	(1,395,270)
Interest Rate Options	12,583,000	283,386	(172,085)	19,255,000	139,765	(245,523)
Interest Rate Forwards	959,772	24,487	(4,185)	1,713,947	56,562	(1,976)
Foreign Currency
Foreign Currency Forwards	16,683	0	(394)	19,467	287	(27)
Currency/Interest Rate
Foreign Currency Swaps	234,767	11,482	(663)	231,245	11,659	(2,850)
Equity
Equity Futures	1,191,237	0	(2,638)	860,718	0	(6,629)
Total Return Swaps	16,314,165	36,692	(573,957)	14,456,836	986,130	(53,235)
Equity Options	12,866,043	329,722	(422,700)	26,861,807	271,630	(412,821)
Total Derivatives Not Qualifying as Hedge Accounting Instruments	$136,580,792	$7,285,032	$(3,180,438)	$146,479,945	$4,814,446	$(2,118,995)
Total Derivatives (1)(2)	$137,753,691	$7,324,051	$(3,206,949)	$147,248,020	$4,847,794	$(2,140,789)

(1)
Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks. The fair value of these embedded derivatives was a net liability of $11,823 million and $8,332 million as of December 31, 2019 and 2018, respectively included in “Future policy benefits” and $197 million and $42 million as of December 31, 2019 and 2018, respectively included in “Policyholders’ account balances". Other assets included $8 million and $0 million as of December 31, 2019 and 2018, respectively. The fair value of the related reinsurance, included in "Reinsurance recoverables" and/or "Reinsurance payables" was an asset of $350 million and $240 million as of December 31, 2019 and 2018, respectively.

(2)	Recorded in “Other invested assets”, “Other liabilities”, and "Payables to parent and affiliates" on the Statements of Financial Position.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements, that are offset in the Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Statements of Financial Position.

	December 31, 2019
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$7,324,051	$(7,324,049)	$2	$0	$2
Securities purchased under agreements to resell	302,000	0	302,000	(302,000)	0
Total Assets	$7,626,051	$(7,324,049)	$302,002	$(302,000)	$2
Offsetting of Financial Liabilities:
Derivatives(1)	$3,206,949	$(3,053,132)	$153,817	$(820)	$152,997
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$3,206,949	$(3,053,132)	$153,817	$(820)	$152,997

	December 31, 2018
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$4,847,794	$(4,804,816)	$42,978	$0	$42,978
Securities purchased under agreements to resell	675,000	0	675,000	(675,000)	0
Total Assets	$5,522,794	$(4,804,816)	$717,978	$(675,000)	$42,978
Offsetting of Financial Liabilities:
Derivatives(1)	$2,140,789	$(2,134,160)	$6,629	$(6,629)	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$2,140,789	$(2,134,160)	$6,629	$(6,629)	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 14. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, and equity derivatives in any of its cash flow hedge accounting relationships.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2019
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$(1,257)	$12,104	$(3,793)	$3,520
Total cash flow hedges	(1,257)	12,104	(3,793)	3,520
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	3,309,573	0	0	0
Currency	(153)	0	0	0
Currency/Interest Rate	11,964	0	15	0
Credit	1,775	0	0	0
Equity	(3,730,006)	0	0	0
Embedded Derivatives	(2,269,455)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(2,676,302)	0	15	0
Total	$(2,677,559)	$12,104	$(3,778)	$3,520

	Year Ended December 31, 2018(2)
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$(845)	$8,285	$13,321	$22,002
Total cash flow hedges	(845)	8,285	13,321	22,002
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(1,021,687)	0	0	0
Currency	1,022	0	0	0
Currency/Interest Rate	21,888	0	91	0
Credit	0	0	0	0
Equity	995,958	0	0	0
Embedded Derivatives	971,167	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	968,348	0	91	0
Total	$967,503	$8,285	$13,412	$22,002

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2017(2)
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$3,052	$6,152	$(11,043)	$(37,596)
Total cash flow hedges	3,052	6,152	(11,043)	(37,596)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	550,797	0	0	0
Currency	(454)	0	0	0
Currency/Interest Rate	(33,225)	0	(183)	0
Credit	0	0	0	0
Equity	(2,000,297)	0	0	0
Embedded Derivatives	678,698	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(804,481)	0	(183)	0
Total	$(801,429)	$6,152	$(11,226)	$(37,596)

(1)	Net change in AOCI.

(2)	Prior period amounts have been updated to conform to current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2016	$11,745
Amount recorded in AOCI
Currency/Interest Rate	(39,434)
Total amount recorded in AOCI	(39,434)
Amount reclassified from AOCI to income
Currency/Interest Rate	1,838
Total amount reclassified from AOCI to income	1,838
Balance, December 31, 2017	$(25,851)
Amount recorded in AOCI
Currency/Interest Rate	42,763
Total amount recorded in AOCI	42,763
Amount reclassified from AOCI to income
Currency/Interest Rate	(20,761)
Total amount reclassified from AOCI to income	(20,761)
Balance, December 31, 2018	$(3,849)
Cumulative-effect adjustment from the adoption of ASU 2017-12(1)	42
Amount recorded in AOCI
Currency/Interest Rate	10,574
Total amount recorded in AOCI	10,574
Amount reclassified from AOCI to income
Currency/Interest Rate	(7,054)
Total amount reclassified from AOCI to income	(7,054)
Balance, December 31, 2019	$(287)

(1)	See Note 2 for details.

The changes in fair value of cash flow hedges are deferred in AOCI and are included in “Net unrealized investment gains (losses)” in the Statements of Operations and Comprehensive Income (Loss); these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2019 values, it is estimated that a pre-tax gain of approximately $16 million is expected to be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2020.
The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.

There were no material amounts reclassified from AOCI into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Credit Derivatives
The Company has no exposure from credit derivative positions where it has written or purchased credit protection as of December 31, 2019 and 2018.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding, LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement, as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
5.    FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, equity securities, and derivative contracts that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced fixed maturities, certain highly structured OTC derivative contracts and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Assets and Liabilities by Hierarchy Level – The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S. government authorities and agencies	$0	$7,109,277	$10,547	$0	$7,119,824
Obligations of U.S. states and their political subdivisions	0	259,682	0	0	259,682
Foreign government bonds	0	222,884	0	0	222,884
U.S. corporate public securities	0	1,732,632	8,044	0	1,740,676
U.S. corporate private securities	0	1,155,464	51,875	0	1,207,339
Foreign corporate public securities	0	337,800	187	0	337,987
Foreign corporate private securities	0	1,169,324	44,161	0	1,213,485
Asset-backed securities(2)	0	425,613	18,825	0	444,438
Commercial mortgage-backed securities	0	578,289	0	0	578,289
Residential mortgage-backed securities	0	77,761	0	0	77,761
Subtotal	0	13,068,726	133,639	0	13,202,365
Fixed maturities, trading	0	378,734	4,464	0	383,198
Equity securities	5,314	46,942	5,247	0	57,503
Short-term investments	0	260,354	0	0	260,354
Cash equivalents	150,631	1,654,974	0	0	1,805,605
Other invested assets(3)	639	7,323,412	0	(7,324,049)	2
Other assets	0	0	8,059	0	8,059
Reinsurance recoverables	0	47,006	302,814	0	349,820
Receivables from parent and affiliates	0	2,573	0	0	2,573
Subtotal excluding separate account assets	156,584	22,782,721	454,223	(7,324,049)	16,069,479
Separate account assets(4)	0	32,665,431	0	0	32,665,431
Total assets	$156,584	$55,448,152	$454,223	$(7,324,049)	$48,734,910
Future policy benefits(5)	$0	$0	$11,822,998	$0	$11,822,998
Policyholders' account balances	0	0	196,892	0	196,892
Payables to parent and affiliates	0	3,198,440	0	(3,052,493)	145,947
Other liabilities	8,509	260	0	(639)	8,130
Total liabilities	$8,509	$3,198,700	$12,019,890	$(3,053,132)	$12,173,967

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	As of December 31, 2018
	Level 1	Level 2	Level 3	Netting (1)	Total

	(in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S. government authorities and agencies	$0	$4,875,959	$8,132	$0	$4,884,091
Obligations of U.S. states and their political subdivisions	0	131,164	0	0	131,164
Foreign government bonds	0	199,636	0	0	199,636
U.S. corporate public securities	0	1,473,973	0	0	1,473,973
U.S. corporate private securities	0	1,008,632	54,321	0	1,062,953
Foreign corporate public securities	0	291,086	0	0	291,086
Foreign corporate private securities	0	781,101	31,131	0	812,232
Asset-backed securities(2)	0	495,908	9,336	0	505,244
Commercial mortgage-backed securities	0	361,880	0	0	361,880
Residential mortgage-backed securities	0	49,414	0	0	49,414
Subtotal	0	9,668,753	102,920	0	9,771,673
Fixed maturities, trading	0	289,752	0	0	289,752
Equity securities	4,896	12	5,705	0	10,613
Short-term investments	0	29,818	0	0	29,818
Cash equivalents	1,098,903	2,593,456	0	0	3,692,359
Other invested assets(3)	4,380	4,843,414	0	(4,804,816)	42,978
Other assets	0	0	0	0	0
Reinsurance recoverables	0	0	239,911	0	239,911
Receivables from parent and affiliates	0	37,193	0	0	37,193
Subtotal excluding separate account assets	1,108,179	17,462,398	348,536	(4,804,816)	14,114,297
Separate account assets(4)	0	31,210,346	0	0	31,210,346
Total assets	$1,108,179	$48,672,744	$348,536	$(4,804,816)	$45,324,643
Future policy benefits(5)	$0	$0	$8,332,474	$0	$8,332,474
Policyholders' account balances	0	0	42,350	0	42,350
Payables to parent and affiliates	0	2,133,496	0	(2,133,496)	0
Other liabilities	7,293	0	0	(664)	6,629
Total liabilities	$7,293	$2,133,496	$8,374,824	$(2,134,160)	$8,381,453

(1)	“Netting” amounts represent cash collateral of $4,271 million and $2,671 million as of December 31, 2019 and 2018, respectively.

(2)	Includes credit-tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(3)
Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2019 and 2018, the fair values of such investments were $10.5 million and $8.0 million, respectively.

(4)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in Statements of Financial Position.

(5)
As of December 31, 2019, the net embedded derivative liability position of $11,823 million includes $583 million of embedded derivatives in an asset position and $12,406 million of embedded derivatives in a liability position. As of December 31, 2018, the net embedded derivative liability position of $8,332 million includes $625 million of embedded derivatives in an asset position and $8,957 million of embedded derivatives in a liability position.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally developed valuation. As of December 31, 2019 and 2018, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities – Equity securities consist principally of investments in common of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments – Derivatives are recorded at fair value either as assets, within "Other invested assets", or as liabilities, within “Payables to parent and affiliates” or "Other liabilities", except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors, and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Separate Account Assets – Separate account assets include mutual fixed maturity securities, treasuries, equity securities, mutual funds and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates – Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables – Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Reinsurance payables” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits – The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policyholders' Account Balances - The liability for policyholders’ account balances is related to certain embedded derivative instruments associated with certain fixed annuity products that provide the policyholders with the index-linked interest credited over contract specified term periods. The fair values of these liabilities are determined using discounted cash flow models which include capital market assumptions such as interest rates and equity index volatility assumptions, the Company’s market-perceived NPR and actuarially determined assumptions for mortality, lapses and projected hedge costs.
As there is no observable active market for these liabilities, the fair value is determined as the present value of account balances paid to policyholders in excess of contractually guaranteed minimums using option pricing techniques for index term periods that contain deposits as of the valuation date, and the expected option budget for future index term periods, where the terms of index crediting rates have not yet been declared by the company. Premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows are also incorporated in the fair value of these liabilities. The determination of these risk premiums requires the use of management’s judgment, and hence these liabilities are reflected within Level 3 in the fair value hierarchy.
Capital market inputs, including interest rates and equity markets volatility, and actual policyholders’ account values are updated each quarter. Actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. Aside from these annual updates, assumptions are generally updated only if a material change is observed in an interim period that the Company believes is indicative of a long-term trend.
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2019
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value(1)

	(in thousands)
Assets:
Corporate securities(2)	$17,149	Discounted cash flow	Discount rate	4.79%		20%		8.66%		Decrease
		Market Comparables	EBITDA multiples(3)	6.7	X	6.7	X	6.7	X	Increase
Reinsurance recoverables	$302,814	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$11,822,998	Discounted cash flow	Lapse rate(6)	1%		18%				Decrease
			Spread over LIBOR(7)	0.10%		1.23%				Decrease
			Utilization rate(8)	43%		97%				Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%		15%				Decrease
			Equity volatility curve	13%		23%				Increase
Policyholders' account balances(5)	$196,892	Discounted cash flow	Lapse rate(6)	1%		42%				Decrease
			Spread over LIBOR(7)	0.10%		1.23%				Decrease
			Equity volatility curve	6%		25%				Increase

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	As of December 31, 2018
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value (1)

	(in thousands)
Assets:
Corporate securities(2)	$18,609	Discounted cash flow	Discount rate	7%		20%		11.30%		Decrease
		Market Comparables	EBITDA multiples(3)	6.7	X	6.7	X	6.7	X	Increase
		Liquidation	Liquidation value	41%		41%		41%		Increase
Reinsurance recoverables	$239,911	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$8,332,474	Discounted cash flow	Lapse rate(6)	1%		13%				Decrease
			Spread over LIBOR(7)	0.36%		1.60%				Decrease
			Utilization rate(8)	50%		97%				Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%		15%				Decrease
			Equity volatility curve	18%		22%				Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)	Includes assets classified as fixed maturities, available-for-sale and fixed maturities trading.

(3)
Represents multiples of earnings before interest, taxes, depreciation and amortization ("EBITDA"), and are amounts used when the Company has determined that market participants would use such multiples when valuing the investments.

(4)
Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(5)
Policyholders’ account balances primarily represent general account liabilities for the index-linked interest credited on certain of the Company’s annuity products that are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(6)
Lapse rates for contracts with living benefit guarantees are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates for contracts with index-linked crediting guarantees may be adjusted at the contract level based on the applicability of any surrender charges, product type, and market related factors such as interest rates. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. For any given contract, lapse rates vary throughout the period over which cash flows are projected for the purposes of valuing these embedded derivatives.

(7)
The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect the Company's estimates of rates that a market participant would use to value the living benefits in both the accumulation and payout phases and index-linked interest crediting guarantees. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because funding agreements, living benefit guarantees, and index-linked interest crediting guarantees are insurance liabilities and are therefore senior to debt.

(8)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(9)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of both December 31, 2019 and 2018, the minimum withdrawal rate assumption is 78% and the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(10)
The range reflects the mortality rates for the vast majority of business with living benefits, with policyholders ranging from 45 to 90 years old. While the majority of living benefits have a minimum age requirement, certain other contracts do not have an age restriction. This results in contractholders with mortality rates approaching 0% for certain benefits. Mortality rates may vary by product, age, and duration. A mortality improvement assumption is also incorporated into the overall mortality table.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2019
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Government	$8,132	$0	$2,415	$0	$0	$0	$0	$0	$0	$10,547	$0
Corporate Securities(4)	85,452	(1,123)	61,563	0	0	(43,724)	0	4,655	(2,556)	104,267	(3,797)
Structured Securities(5)	9,336	502	44,273	0	0	(5,259)	0	551	(30,578)	18,825	(2)
Other assets:
Fixed maturities, trading	0	(557)	0	0	0	0	0	5,021	0	4,464	(543)
Equity securities	5,705	471	0	(929)	0	0	0	0	0	5,247	482
Other invested assets	0	0	0	0	0	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0	0	0	0	0	0
Other assets	0	441	7,618	0	0	0	0	0	0	8,059	441
Reinsurance recoverables	239,911	70,063	17,950	0	0	0	21,896	0	(47,006)	302,814	57,652
Liabilities:
Future policy benefits	(8,332,474)	(2,409,958)	0	0	(1,080,566)	0	0	0	0	(11,822,998)	(2,710,167)
Policyholders' account balances(6)	(42,350)	(32,247)	0	0	(122,295)	0	0	0	0	(196,892)	(22,699)

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2019
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Asset administration fees and other income	Included in other comprehensive income (losses)	Net investment income	Realized investment gains (losses), net	Asset administration fees and other income
	(in thousands)
Fixed maturities, available-for-sale	$(3,562)	$0	$2,690	$251	$(3,799)	$0
Other assets:
Fixed maturities, trading	0	(543)	0	(14)	0	(543)
Equity securities	0	471	0	0	0	482
Other invested assets	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Other assets	441	0	0	0	441	0
Reinsurance recoverables	70,063	0	0	0	57,652	0
Liabilities:
Future policy benefits	(2,409,958)	0	0	0	(2,710,167)	0
Policyholders' account balances	(32,247)	0	0	0	(22,699)	0

	Year Ended December 31, 2018
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Government	$5,237	$0	$2,895	$0	$0	$0	$0	$0	$0	$8,132	$0
Corporate Securities(4)	95,206	(10,922)	15,268	(275)	0	(22,332)	24	9,969	(1,486)	85,452	(6,627)
Structured Securities(5)	185,358	(724)	84,810	(14,236)	0	(37,672)	0	51,979	(260,179)	9,336	0
Other assets:
Fixed maturities, trading	0	0	0	0	0	0	0	0	0	0	0
Equity securities	9,758	(591)	0	(3,609)	0	0	147	0	0	5,705	(1,208)
Other invested assets	147	0	0	0	0	0	(147)	0	0	0	0
Short-term investments	87	(20)	0	0	0	(43)	(24)	0	0	0	(55)
Cash equivalents	0	13	0	0	0	(13)	0	0	0	0	0
Other assets	0	0	0	0	0	0	0	0	0	0	0
Reinsurance recoverables	244,006	(28,757)	19,061	0	0	0	5,601	0	0	239,911	(19,962)
Liabilities:
Future policy benefits	(8,151,902)	843,914	0	0	(1,024,486)	0	0	0	0	(8,332,474)	529,804
Policyholders' account balances(6)	0	6,051	0	0	(48,401)	0	0	0	0	(42,350)	6,051

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Asset administration fees and other income	Included in other comprehensive income (losses)	Net investment income	Realized investment gains (losses), net	Asset administration fees and other income
	(in thousands)
Fixed maturities, available-for-sale	$(6,693)	$0	$(5,194)	$241	$(6,627)	$0
Other assets:
Fixed maturities, trading	0	0	0	0	0	0
Equity securities	0	(591)	0	0	0	(1,208)
Other invested assets	0	0	0	0	0	0
Short-term investments	(20)	0	0	0	(55)	0
Cash equivalents	13	0	0	0	0	0
Other assets	0	0	0	0	0	0
Reinsurance recoverables	(28,757)	0	0	0	(19,962)	0
Liabilities:
Future policy benefits	843,914	0	0	0	529,804	0
Policyholders' account balances	6,051	0	0	0	6,051	0

The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2017, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2017.

	Year Ended December 31, 2017
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Asset administration fees and other income	Included in other comprehensive income (losses)	Net investment income	Realized investment gains (losses), net	Asset administration fees and other income
	(in thousands)
Fixed maturities, available-for-sale	$(6,301)	$0	$(3,410)	$8,057	$(6,506)	$0
Other assets:
Fixed maturities, trading	0	0	0	0	0	0
Equity securities	0	689	351	0	0	338
Other invested assets	(7)	0	0	0	(7)	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Other assets	0	0	0	0	0	0
Reinsurance recoverables	(18,240)	0	0	0	(10,303)	0
Liabilities:
Future policy benefits	552,047	0	0	0	307,529	0
Policyholders' account balances	0	0	0	0	0	0

(1)
Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.

(2)	Other includes reclassifications of certain assets and liabilities between reporting categories.

(3)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(4)	Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities.

(5)	Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities.

(6)	Issuances and settlements for Policyholders' account balances are presented net in the rollforward.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2019
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total

	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,512,283	$1,512,283	$1,471,522
Policy loans	0	0	12,366	12,366	12,366
Short-term investments	75,004	0	0	75,004	75,004
Cash and cash equivalents	687,558	302,000	0	989,558	989,558
Accrued investment income	0	102,724	0	102,724	102,724
Reinsurance recoverables	0	0	56,171	56,171	55,796
Receivables from parent and affiliates	0	10,192	50,587	60,779	60,192
Other assets	0	1,893	63,106	64,999	64,999
Total assets	$762,562	$416,809	$1,694,513	$2,873,884	$2,832,161
Liabilities:
Policyholders’ account balances - investment contracts	$0	$0	$1,445,486	$1,445,486	$1,438,742
Cash collateral for loaned securities	0	0	0	0	0
Short-term debt	0	245,617	0	245,617	242,094
Long-term debt	0	446,105	0	446,105	419,418
Reinsurance Payables	0	0	50,035	50,035	50,035
Payables to parent and affiliates	0	39,209	0	39,209	39,209
Other liabilities	0	205,988	0	205,988	205,988
Separate account liabilities - investment contracts	0	54	0	54	54
Total liabilities	$0	$936,973	$1,495,521	$2,432,494	$2,395,540

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	December 31, 2018
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total

	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,339,707	$1,339,707	$1,353,478
Policy loans	0	0	12,805	12,805	12,805
Short-term investments	7,750	0	0	7,750	7,750
Cash and cash equivalents	136,175	675,000	0	811,175	811,175
Accrued investment income	0	90,895	0	90,895	90,895
Reinsurance recoverables	0	0	55,236	55,236	55,236
Receivables from parent and affiliates	0	9,188	0	9,188	9,188
Other assets	0	3,735	0	3,735	3,735
Total assets	$143,925	$778,818	$1,407,748	$2,330,491	$2,344,262
Liabilities:
Policyholders’ account balances - investment contracts	$0	$0	$560,548	$560,548	$565,903
Cash collateral for loaned securities	0	384	0	384	384
Short-term debt	0	139,843	0	139,843	140,569
Long-term debt	0	791,670	0	791,670	787,596
Reinsurance payables	0	0	55,236	55,236	55,236
Payables to parent and affiliates	0	30,846	0	30,846	30,846
Other liabilities	0	554,162	0	554,162	554,162
Separate account liabilities - investment contracts	0	71	0	71	71
Total liabilities	$0	$1,516,976	$615,784	$2,132,760	$2,134,767

(1)
Carrying values presented herein differ from those in the Company’s Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
Policy loans carrying value approximates fair value.
Short-Term Investments, Cash and Cash Equivalents, Accrued Investment Income and Receivables from Parent and Affiliates
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: certain short-term investments which are not securities, are recorded at amortized cost; cash and cash equivalent instruments; and accrued investment income.
Other Assets
Other assets primarily consist of deposit assets related to a reinsurance agreement that does not transfer significant insurance risk. In addition, there are other assets that meet the definition of financial instruments, including receivables such as unsettled trades and accounts receivable.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Reinsurance Recoverables and Reinsurance Payables
Reinsurance recoverables and reinsurance payables include corresponding receivables and payables associated with reinsurance arrangements between the Company and related parties. See Note 10 for additional information about the Company's reinsurance arrangements.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Debt
The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short-term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
Separate Account Liabilities - Investment Contracts
Only the portion of separate account liabilities related to products that are investment contracts are reflected in the table above. Separate account liabilities are recorded at the amount credited to the contractholder, which reflects the change in fair value of the corresponding separate account assets including contractholder deposits less withdrawals and fees; therefore, carrying value approximates fair value.
6.    DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2019	2018	2017
	(in thousands)
Balance, beginning of year	$4,447,505	$4,596,565	$4,344,361
Capitalization of commissions, sales and issue expenses	412,627	372,996	277,586
Amortization-Impact of assumption and experience unlocking and true-ups	245,276	(113,534)	288,974
Amortization-All other	(518,129)	(476,261)	(275,028)
Change in unrealized investment gains and losses	(131,596)	67,739	(39,328)
Balance, end of year	$4,455,683	$4,447,505	$4,596,565

7.    VALUE OF BUSINESS ACQUIRED
The balances of and changes in VOBA as of and for the years ended December 31, are as follows:

	2019	2018	2017
	(in thousands)
Balance, beginning of year	$33,222	$35,109	$30,287
Amortization-Impact of assumption and experience unlocking and true-ups	2,093	1,485	10,035
Amortization-All other	(6,376)	(7,348)	(7,422)
Interest	1,778	1,983	2,001
Change in unrealized investment gains and losses	(692)	1,993	208
Balance, end of year	$30,025	$33,222	$35,109

The following table provides estimated future amortization, net of interest, for the periods indicated:

	2020	2021	2022	2023	2024
	(in thousands)
Estimated future VOBA amortization	$4,610	$3,976	$3,421	$2,926	$2,491

8.    POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2019	2018

	(in thousands)
Life insurance – domestic	$71	$74
Individual and group annuities and supplementary contracts(1)	1,087,060	1,021,854
Other contract liabilities(1)	11,845,330	8,347,058
Total future policy benefits	$12,932,461	$9,368,986

(1)	Includes assumed reinsurance business.

Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic life insurance policies reflect in course of settlement amounts.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 8.3%, with less than 1.0% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 1.9% to 3.3%. See Note 9 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.
Premium deficiency reserves included in “Future policy benefits” are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves have been recorded for the individual annuity business, which consists of single premium immediate annuities with life contingencies.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2019	2018

	(in thousands)
Interest-sensitive life contracts	$14,391	$15,049
Individual annuities(1)	5,716,052	4,729,973
Guaranteed interest accounts	449,916	608,574
Total policyholders’ account balances	$6,180,359	$5,353,596

(1)	Includes assumed reinsurance business from Pruco Life.
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 3.5% to 6.0% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.5%. Interest crediting rates for guaranteed interest accounts range from 0.1% to 5.8%.
9.    CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES

The Company issued variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals ("return of net deposits"). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return ('minimum return"), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed-rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or "Realized investment gains (losses), net".
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits.” As of December 31, 2019 and 2018, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2019		December 31, 2018
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation (1)(2)

Annuity Contracts	(in thousands)
Return of net deposits
Account value	$120,240,930	N/A	$106,779,202	N/A
Net amount at risk	$229,080	N/A	$843,419	N/A
Average attained age of contractholders	68 years	N/A	67 years	N/A
Minimum return or contract value
Account value	$23,563,604	$129,812,105	$22,184,537	$115,822,894
Net amount at risk	$2,254,621	$3,989,437	$4,322,406	$7,252,486
Average attained age of contractholders	70 years	69 years	70 years	68 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Amounts include assumed reinsurance business.

(2)	Includes income and withdrawal benefits.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2019(1)	December 31, 2018(1)

	(in thousands)
Equity funds	$82,506,787	$69,686,791
Bond funds	53,763,563	51,855,361
Money market funds	2,877,135	2,542,219
Total	$139,147,485	$124,084,371

(1)	Amounts include assumed reinsurance business.
In addition to the amounts invested in separate account investment options above, $4.7 billion at December 31, 2019 and $4.9 billion at December 31, 2018 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options. For the years ended December 31, 2019, 2018 and 2017, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.
Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB and GMIB are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders’ benefits.” GMAB, GMWB and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits.” Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in “Realized investment gains (losses), net.” This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	GMDB	GMAB/GMWB/ GMIWB	GMIB	Totals
Variable Annuity	(in thousands)
Balance at December 31, 2016	$637,319	$7,707,333	$37,893	$8,382,545
Incurred guarantee benefits(1)(2)	29,605	444,569	(11,686)	462,488
Paid guarantee benefits(2)	(57,053)	0	(3,798)	(60,851)
Change in unrealized investment gains and losses(2)	12,931	0	117	13,048
Balance at December 31, 2017	622,802	8,151,902	22,526	8,797,230
Incurred guarantee benefits(1)(2)	103,596	180,572	2,679	286,847
Paid guarantee benefits(2)	(67,887)	0	(2,915)	(70,802)
Change in unrealized investment gains and losses(2)	(20,108)	0	(230)	(20,338)
Balance at December 31, 2018	638,403	8,332,474	22,060	8,992,937
Incurred guarantee benefits(1)(2)	68,142	3,490,524	3,539	3,562,205
Paid guarantee benefits(2)	(51,418)	0	(3,477)	(54,895)
Change in unrealized investment gains and losses(2)	26,377	0	274	26,651
Balance at December 31, 2019	$681,504	$11,822,998	$22,396	$12,526,898

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

(2)	Amounts include assumed reinsurance business.

The GMDB and GMIB liability are established when associated assessments (which include all policy charges including charges for administration, mortality, expense, surrender, and other, regardless of how characterized) are recognized. This liability is established using current best estimate assumptions and is based on the ratio of the present value of total expected excess payments (e.g., payments in excess of account value) over the life of the contract divided by the present value of total expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. Similar to as described above for DAC, the reserves are subject to adjustments based on annual reviews of assumptions and quarterly adjustments for experience, including market performance. These adjustments reflect the impact on the benefit ratio of using actual historical experience from the issuance date to the balance sheet date plus updated estimates of future experience. The updated benefit ratio is then applied to all prior periods’ assessments to derive an adjustment to the reserve recognized through a benefit or charge to current period earnings.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. DSI is included in “Deferred sales inducements”. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as “Interest credited to policyholders’ account balances”, are as follows:

Sales Inducements
(in thousands)
Balance at December 31, 2016	$978,823
Capitalization	1,551
Amortization - Impact of assumption and experience unlocking and true-ups	145,141
Amortization - All other	(94,014)
Change in unrealized investment gains and losses	(10,715)
Balance at December 31, 2017	1,020,786
Capitalization	2,888
Amortization - Impact of assumption and experience unlocking and true-ups	(5,713)
Amortization - All other	(149,236)
Change in unrealized investment gains and losses	20,873
Balance at December 31, 2018	889,598
Capitalization	797
Amortization - Impact of assumption and experience unlocking and true-ups	100,222
Amortization - All other	(146,620)
Change in unrealized investment gains and losses	(31,273)
Balance at December 31, 2019	$812,724
10.    REINSURANCE
The Company uses reinsurance as part of its risk management and capital management strategies for certain of its living benefit guarantees and variable annuity base contracts. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to affiliates. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance. This reinsurance covers new and in force business and excludes business reinsured externally.
Effective December 31, 2015, the Company surrendered its New York license and reinsured the majority of its New York business, both the living benefit guarantees and base contracts, to Prudential Insurance. See Note 1 for additional information. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through "Realized investment gains (losses), net". See Note 4 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company's Statements of Financial Position as of December 31, were as follows:

	2019	2018
	(in thousands)
Reinsurance recoverables	$621,510	$572,102
Deferred policy acquisition costs	3,725,719	3,703,166
Deferred sales inducements	437,594	476,608
Value of business acquired	(2,275)	(2,431)
Other assets	65,819	79,992
Policyholders’ account balances	3,253,474	3,098,537
Future policy benefits	8,328,777	5,680,939
Reinsurance payables(1)	235,318	232,937
Other liabilities	337,909	290,330

(1)	Includes $0.1 million of unaffiliated activity as of both December 31, 2019 and 2018.

The reinsurance recoverables by counterparty are broken out below:

	December 31, 2019	December 31, 2018
	(in thousands)
Prudential Insurance	$387,355	$335,349
Pruco Life	233,933	236,716
Unaffiliated	222	37
Total reinsurance recoverables	$621,510	$572,102

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Reinsurance amounts, included in the Company’s Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2019	2018	2017
	(in thousands)
Premiums:
Direct	$29,022	$37,895	$33,908
Assumed	31,570	31,989	32,890
Ceded	(1,042)	(2,619)	(3,225)
Net premiums	59,550	67,265	63,573
Policy charges and fee income:
Direct	477,478	549,500	622,099
Assumed	1,638,023	1,661,484	1,632,132
Ceded(1)	(34,455)	(39,706)	(44,652)
Net policy charges and fee income	2,081,046	2,171,278	2,209,579
Asset administration fees and other income:
Direct	141,884	96,743	129,847
Assumed	306,945	301,549	293,275
Ceded	(8,346)	(9,136)	(9,747)
Net asset administration fees and other income	440,483	389,156	413,375
Realized investment gains (losses), net:
Direct	(1,137,422)	81,120	(1,335,253)
Assumed	(1,584,764)	823,129	554,686
Ceded	40,866	(20,176)	(24,833)
Realized investment gains (losses), net	(2,681,320)	884,073	(805,400)
Policyholders' benefits (including change in reserves):
Direct	58,308	81,045	52,477
Assumed	89,284	110,358	46,375
Ceded(2)	(3,667)	(4,315)	15,216
Net policyholders' benefits (including change in reserves)	143,925	187,088	114,068
Interest credited to policyholders’ account balances:
Direct	82,444	127,018	9,834
Assumed	84,182	132,324	24,708
Ceded	(5,417)	(10,167)	(4,262)
Net interest credited to policyholders’ account balances	161,209	249,175	30,280
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	988,951	1,131,351	725,749

(1)	Includes $(1) million, $(1) million and $(2) million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)	Includes $(0.1) million, $(0.3) million and $(0.1) million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

11.    INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2019	2018	2017
		(in thousands)
Current tax expense (benefit):
U.S. federal	$14,381	$(422,999)	$501,088
State and local	0	0	1,349
Total	14,381	(422,999)	502,437
Deferred tax expense (benefit):
U.S. federal	(305,482)	584,503	698,662
State and local	0	0	0
Total	(305,482)	584,503	698,662
Income tax expense (benefit)	(291,101)	161,504	1,201,099
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	200,447	(52,510)	98,644
Additional paid-in capital	0	0	0
Total income tax expense (benefit)	$(90,654)	$108,994	$1,299,743

Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2019 and 2018 and 35% applicable for 2017, and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Expected federal income tax expense (benefit)	$(268,890)	$387,286	$391,158
Non-taxable investment income	(12,019)	(18,954)	(46,625)
Tax credits	(11,708)	(13,694)	(10,358)
Changes in tax law	0	(193,306)	882,175
Other	1,516	172	(15,251)
Reported income tax expense (benefit)	$(291,101)	$161,504	$1,201,099
Effective tax rate	22.7%	8.8%	107.5%

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The effective tax rate is the ratio of “Income tax expense (benefit)” divided by “Income (loss) from operations before income taxes”. The Company’s effective tax rate for fiscal years 2019, 2018 and 2017 was 22.7%, 8.8% and 107.5%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2019 and 2018 and 35% applicable for 2017, and the Company’s effective tax rate during the periods presented:

Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:

Tax Act of 2017 - On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. As a result, the Company recognized a $882 million tax expense in “Income tax expense (benefit)” in the Company’s Statement of Operations for the year ended December 31, 2017. In accordance with SEC Staff Accounting Bulletin 118, in 2017 the Company recorded the effects of the Tax Act of 2017 using reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, and recognized a $0.2 million increase in income tax expense for a total of $882.3 million recognized from the reduction in net deferred tax assets to reflect the reduction in the U.S. tax rate from 35% to 21%.

2018 Industry Issue Resolution (IIR) - In August 2018, the IRS released a Directive to provide guidance on the tax reserving for guaranteed benefits within variable annuity contracts and principle-based reserves on certain life insurance contracts. Adopting the methodology specified in the Directive resulted in an accelerated deduction for the Company’s 2017 tax return, that would have otherwise been deductible in future years. Prior to the adoption of this Directive, the Company accounted for these future deductions as deferred tax assets measured using the current 21% corporate income tax rate. Upon adoption of the Directive, the tax benefits were revalued using the 35% tax rate applicable for the 2017 tax year and resulted in a reduction in income tax expense of $193 million.

Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $11 million of the total $12 million of 2019 non-taxable investment income, $15 million of the total $19 million of 2018 non-taxable investment income, and $46 million of the total $47 million of 2017 non-taxable investment income. The DRD for the current period was estimated using information from 2018, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.

Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2019	2018
	(in thousands)
Deferred tax assets:
Insurance reserves	$1,716,039	$1,521,729
Investments	411,788	276,880
Net unrealized loss on securities	0	86,742
Other	2,002	638
Deferred tax assets	2,129,829	1,885,989
Deferred tax liabilities:
VOBA and deferred policy acquisition cost	929,882	929,849
Deferred sales inducements	170,672	186,816
Net unrealized gain on securities	154,815	0
Deferred tax liabilities	1,255,369	1,116,665
Net deferred tax asset (liability)	$874,460	$769,324
The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The company had no valuation allowance as of December 31, 2019 and 2018. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s income (loss) from operations before income taxes includes income (loss) from domestic operations of $(1,280) million, $1,844 million, and $1,118 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The Company had no unrecognized tax benefits as of December 31, 2019, 2018, and 2017. The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
At December 31, 2019, the Company remains subject to examination in the U.S. for tax years 2015 through 2019.
The Company participates in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

12.    EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Statements of Comprehensive Income. Each of the components that comprise OCI are described in further detail in Note 2 (Foreign Currency Translation Adjustment and Net Unrealized Investment Gains (Losses)). The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)

	(in thousands)
Balance, December 31, 2016	$(78)	$(314,870)	$(314,948)
Change in OCI before reclassifications	109	320,182	320,291
Amounts reclassified from AOCI	0	3,177	3,177
Income tax benefit (expense)	(38)	(98,606)	(98,644)
Balance, December 31, 2017	(7)	(90,117)	(90,124)
Change in OCI before reclassifications	(1,354)	(311,658)	(313,012)
Amounts reclassified from AOCI	0	62,970	62,970
Income tax benefit (expense)	285	52,225	52,510
Cumulative effect of adoption of ASU 2016-01	0	(3)	(3)
Cumulative effect of adoption of ASU 2018-02	(2)	(36,712)	(36,714)
Balance, December 31, 2018	(1,078)	(323,295)	(324,373)
Change in OCI before reclassifications	182	956,373	956,555
Amounts reclassified from AOCI	0	(3,123)	(3,123)
Income tax benefit (expense)	(38)	(200,409)	(200,447)
Balance, December 31, 2019	$(934)	$429,546	$428,612

(1)	Includes cash flow hedges of $0 million, $(4) million and $(26) million as of December 31, 2019, 2018, and 2017, respectively.
Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017

	(in thousands)
Amounts reclassified from AOCI(1)(2):
Net unrealized investment gains (losses):
Cash flow hedges - Currency/Interest rate(3)	$7,054	$20,761	$(1,838)
Net unrealized investment gains (losses) on available-for-sale securities	(3,931)	(83,731)	(1,339)
Total net unrealized investment gains (losses)(4)	3,123	(62,970)	(3,177)
Total reclassifications for the period	$3,123	$(62,970)	$(3,177)

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 4 for additional information on cash flow hedges.

(4)	See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs and future policy benefits.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale and certain other invested assets and other assets are included in the Company’s Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:
Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs(2)	Future Policy Benefits and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2016	$(1,261)	$(2,133)	$(522)	$1,387	$(2,529)
Net investment gains (losses) on investments arising during the period	11,328	0	0	(3,481)	7,847
Reclassification adjustment for (gains) losses included in net income	2,172	0	0	(667)	1,505
Reclassification adjustment for OTTI losses excluded from net income(1)	72	0	0	(22)	50
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	1,125	0	(352)	773
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	365	(128)	237
Balance, December 31, 2017	12,311	(1,008)	(157)	(3,263)	7,883
Net investment gains (losses) on investments arising during the period	(15,199)	0	0	3,192	(12,007)
Reclassification adjustment for (gains) losses included in net income	(205)	0	0	43	(162)
Reclassification adjustment for OTTI losses excluded from net income(1)	(241)	0	0	51	(190)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(111)	0	23	(88)
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	89	(19)	70
Balance, December 31, 2018	(3,334)	(1,119)	(68)	27	(4,494)
Net investment gains (losses) on investments arising during the period	17,795	0	0	(3,741)	14,054
Reclassification adjustment for (gains) losses included in net income	(100)	0	0	21	(79)
Reclassification adjustment for OTTI losses excluded from net income(1)	(52)	0	0	11	(41)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(80)	0	17	(63)
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	(51)	11	(40)
Balance, December 31, 2019	$14,309	$(1,199)	$(119)	$(3,654)	$9,337

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	"Other costs" primarily includes reinsurance recoverables, DSI and VOBA.

(3)	"Other liabilities" primarily includes reinsurance payables and deferred reinsurance gains.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments (1)	Deferred Policy Acquisition Costs and Other Costs(3)	Future Policy Benefits and Other Liabilities(4)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)

	(in thousands)
Balance, December 31, 2016	$(442,314)	$(31,251)	$(5,664)	$166,888	$(312,341)
Net investment gains (losses) on investments arising during the period	376,012	0	0	(115,538)	260,474
Reclassification adjustment for (gains) losses included in net income	(5,349)	0	0	1,644	(3,705)
Reclassification adjustment for OTTI losses excluded from net income(2)	(72)	0	0	22	(50)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(50,961)	0	15,949	(35,012)
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	(11,333)	3,967	(7,366)
Balance, December 31, 2017	(71,723)	(82,212)	(16,997)	72,932	(98,000)
Net investment gains (losses) on investments arising during the period	(405,264)	0	0	85,105	(320,159)
Reclassification adjustment for (gains) losses included in net income	63,175	0	0	(13,267)	49,908
Reclassification adjustment for OTTI losses excluded from net income(2)	241	0	0	(51)	190
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	90,717	0	(19,049)	71,668
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	18,110	(3,803)	14,307
Cumulative effect of adoption of ASU 2016-01	(4)	0	0	1	(3)
Cumulative effect of adoption of ASU 2018-02	0	0	0	(36,712)	(36,712)
Balance, December 31, 2018	(413,575)	8,505	1,113	85,156	(318,801)
Net investment gains (losses) on investments arising during the period	1,139,167	0	0	(239,496)	899,671
Reclassification adjustment for (gains) losses included in net income	(3,023)	0	0	636	(2,387)
Reclassification adjustment for OTTI losses excluded from net income(2)	52	0	0	(11)	41
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(163,481)	0	34,369	(129,112)
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	(36,977)	7,774	(29,203)
Balance, December 31, 2019	$722,621	$(154,976)	$(35,864)	$(111,572)	$420,209

(1)	Includes cash flow hedges. See Note 4 for information on cash flow hedges.

(2)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(3)	"Other costs" primarily includes reinsurance recoverables, DSI and VOBA.

(4)	"Other liabilities" primarily includes reinsurance payables and deferred reinsurance gains.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

13.    STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the AZDOI. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes and certain assets on a different basis.
Statutory net income (loss) of the Company amounted to $(2,052) million, $(852) million and $3,911 million for the years ended December 31, 2019, 2018 and 2017, respectively. Statutory surplus of the Company amounted to $4,748 million and $6,396 million at December 31, 2019 and 2018, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus, as of December 31 of the preceding year, or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company is not permitted to pay a dividend in 2020 without prior notification.
In December, September, June and March 2019, the Company paid an extra-ordinary dividend of $241 million, $245 million, $247 million and $245 million, respectively, to its parent, PAI, which was recorded as a return of capital. In December, September, June and March 2018, the Company paid an extra-ordinary dividend of $225 million, $250 million, $250 million and $300 million, respectively to PAI, which was recorded as a return of capital. In December, September, and June 2017, the Company paid an extra-ordinary dividend of $650 million, $200 million and $100 million, respectively to PAI, which was recorded as a return of capital.
14.    RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
The majority of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $0.1 million for each of the years ended December 31, 2019, 2018 and 2017. The expense charged to the Company for the deferred compensation program was $0.6 million, $0.5 million and $0.9 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded, non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $2 million, $2 million and $1 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $2 million for each of the years ended December 31, 2019, 2018 and 2017.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $0.9 million, $0.7 million and $0.5 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company pays commissions and certain other fees to PAD in consideration for PAD’s marketing and underwriting of the Company’s products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s products. Commissions and fees paid by the Company to PAD were $97 million, $122 million and $109 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $25 million, $15 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. (“PGIM”), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $14 million, $12 million and $13 million for the years ended December 31, 2019, 2018 and 2017, respectively. These expenses are recorded as “Net investment income” in the Statements of Operations and Comprehensive Income (Loss).
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $391 million and $228 million as of December 31, 2019 and 2018, respectively. "Net investment income" related to these ventures includes a gain of $17 million, $1 million and $9 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. (“ASTISI”) and PGIM Investments LLC (“PGIM Investments”) whereby the Company receives fee income based on policyholders' separate account balances invested in the Advanced Series Trust and The Prudential Series Fund. Income received from ASTISI and PGIM Investments related to this agreement was $96 million, $105 million and $111 million for the years ended December 31, 2019, 2018 and 2017, respectively. These revenues are recorded as “Asset administration fees and other income” in the Statements of Operations and Comprehensive Income (Loss).
Affiliated Notes Receivable
Affiliated notes receivable included in "Receivables from parent and affiliates" at December 31, were as follows:

	Maturity Dates			Interest Rates			2019	2018
							(in thousands)
U.S. dollar floating rate notes			2028	3.83%	-	4.25%	$0	$34,008
U.S. dollar fixed rate notes	2026	-	2027	2.62%	-	14.85%	52,573	3,184
Total long-term notes receivable - affiliated(1)							$52,573	$37,192

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $0.0 million and $0.3 million as of December 31, 2019 and 2018, respectively, and is included in “Other assets”. Revenues related to these loans were $0.1 million, $0.4 million and $0.7 million for the years ended December 31, 2019, 2018 and 2017, respectively, and are included in “Asset administration fees and other income”.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Affiliated Asset Transfers

The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in-capital" ("APIC") and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2019 and 2018:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss), Net of Tax
				(in thousands)
Prudential Insurance	February 2018	Purchase	Fixed Maturities	$136,963	$136,963	$0	$0
Pruco Life Insurance Company of Arizona	April 2018	Sale	Fixed Maturities	$64,313	$64,514	$0	$(159)
Prudential Insurance	April 2018	Sale	Fixed Maturities	$57,747	$43,434	$0	$11,308
Prudential Insurance	May 2018	Sale	Fixed Maturity & Commercial Mortgages	$162,111	$159,237	$0	$2,271
Passaic Fund LLC	June 2018	Transfer Out	Other Invested Assets - Privates	$15,281	$15,281	$0	$0
Prudential Insurance	July 2018	Sale	Fixed Maturities	$11,160	$9,277	$0	$1,488
Prudential Insurance	August 2018	Sale	Commercial Mortgages	$13,414	$13,165	$0	$196
Prudential Insurance	December 2018	Purchase	Fixed Maturities	$33,256	$33,166	$0	$(71)
Prudential Agricultural Investors LP	December 2018	Transfer Out	Other Invested Assets - Privates	$7,324	$7,324	$0	$0
Prudential Insurance	January 2019	Sale	Fixed Maturities	$20,504	$20,781	$0	$(277)
Prudential Insurance	February 2019	Sale	Commercial Mortgages	$97,953	$98,506	$0	$(554)
Prudential Insurance	March 2019	Purchase	Fixed Maturities	$141,476	$141,476	$0	$7,776
Prudential Insurance	April 2019	Purchase	Equity Securities	$4,300	$4,300	$0	$0
Prudential Retirement Insurance and Annuity Company	April 2019	Purchase	Equity Securities	$1,258	$1,258	$0	$0
Pruco Life Insurance Company	April 2019	Purchase	Equity Securities	$14,525	$14,525	$0	$0
Prudential Insurance	June 2019	Transfer out	Fixed Maturities	$23,066	$23,002	$0	$64

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Prudential Insurance	June 2019	Transfer In	Fixed Maturities	$19,919	$19,919	$0	$0
Prudential Insurance	August 2019	Sale	Fixed Maturities	$66,346	$64,735	$0	$1,611
Prudential Insurance	August 2019	Sale	Commercial Mortgages	$106,307	$104,733	$0	$1,574
Prudential Insurance	November 2019	Sale	Other Invested Assets	$2,289	$2,362	$0	$(73)
Prudential Insurance	November 2019	Sale	Fixed Maturity	$6,517	$8,550	$0	$(2,033)
Prudential Insurance	December 2019	Purchase	Fixed Maturity	$5,271	$5,271	$0	$0
Prudential Insurance	December 2019	Purchase	Fixed Maturity	$85,261	$85,261	$0	$0
Prudential Insurance	December 2019	Sale	Fixed Maturity	$21,425	$20,628	$0	$797

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Debt Agreements
The Company is authorized to borrow funds up to $9 billion from Prudential Financial and its affiliates to meet its capital and other funding needs. The following table provides the breakout of the Company's short and long-term debt to affiliates:

Affiliate	Date Issued	Amount of Notes - December 31, 2019	Amount of Notes - December 31, 2018	Interest Rate	Date of Maturity
		(in thousands)
Prudential Insurance	4/20/2016	$0	$46,835	2.80%	6/20/2019
Prudential Insurance	4/20/2016	0	18,734	2.80%	6/20/2019
Prudential Insurance	4/20/2016	37,468	37,468	3.64%	12/6/2020
Prudential Insurance	4/20/2016	93,671	93,671	3.64%	12/15/2020
Prudential Insurance	4/20/2016	103,039	103,039	3.64%	12/15/2020
Prudential Insurance	4/20/2016	93,671	93,671	3.47%	6/20/2021
Prudential Insurance	4/20/2016	93,671	93,671	4.39%	12/15/2023
Prudential Insurance	4/20/2016	28,102	28,102	4.39%	12/15/2023
Prudential Insurance	4/20/2016	37,468	37,468	3.95%	6/20/2024
Prudential Insurance	4/20/2016	93,671	93,671	3.95%	6/20/2024
Prudential Insurance	4/20/2016	46,835	46,835	3.95%	6/20/2024
Prudential Insurance	6/28/2016	0	30,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	0	50,000	3.49%	6/28/2026
Prudential Insurance	6/28/2016	0	25,000	3.49%	6/28/2026
Prudential Insurance	6/28/2016	26,000	26,000	2.59%	6/28/2021
Prudential Insurance	6/28/2016	0	25,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	0	20,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	0	25,000	3.49%	6/28/2026
Prudential Retirement Insurance & Annuity	6/28/2016	0	34,000	3.09%	6/28/2023
Prudential Funding LLC	12/16/2019	1,298	0	2.02%	1/16/2020
Prudential Funding LLC	12/17/2019	1,478	0	2.02%	1/15/2020
Prudential Funding LLC	12/17/2019	502	0	2.02%	1/16/2020
Prudential Funding LLC	12/18/2019	4,638	0	2.02%	1/16/2020
Total Loans Payable to Affiliates		$661,512	$928,165
The total interest expense to the Company related to loans and other payables to affiliates was $107 million, $58 million and $66 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Contributed Capital and Dividends
Through December 31, 2019, 2018 and 2017, the Company did not receive any capital contributions.
In March, June, September and December of 2019, there was a $245 million $247 million, $245 million and $241 million return of capital, respectively, to PAI. In March, June, September and December of 2018, there was a $300 million, $250 million, $250 million and $225 million return of capital, respectively, to PAI. In June, September and December of 2017, there was a $100 million, $200 million and $650 million return of capital, respectively, to PAI.
Reinsurance with Affiliates
As discussed in Note 10, the Company participates in reinsurance transactions with certain affiliates.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

15.    COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund commercial mortgage loans. As of December 31, 2019 and 2018, the outstanding balances on these commitments were $43 million and $4 million, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2019 and 2018, $207 million and $271 million, respectively, of these commitments were outstanding.
Contingent Liabilities
On an ongoing basis, the Company and its regulators review its operations including, but not limited to, sales and other customer interface procedures and practices, and procedures for meeting obligations to its customers and other parties. These reviews may result in the modification or enhancement of processes or the imposition of other action plans, including concerning management oversight, sales and other customer interface procedures and practices, and the timing or computation of payments to customers and other parties. In certain cases, if appropriate, the Company may offer customers or other parties remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.
Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2019, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $150 million. This estimate is not an indication of expected loss, if any, or the Company’s maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Securities Lending and Foreign Tax Reclaim Matter
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor ("DOL"), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for the separate account investments. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two of its subsidiaries violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.
16.    CONTRACT WITHDRAWAL PROVISIONS
Most of the Company’s separate account liabilities are subject to discretionary withdrawal by contractholders at market value. Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 9% to 1% for contracts held less than 10 years.
17.    QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in thousands)
2019
Total revenues	$(582,563)	$(103,779)	$272,685	$864,964
Total benefits and expenses	296,641	404,277	558,773	472,044
Income (loss) from operations before income taxes	(879,204)	(508,056)	(286,088)	392,920
Net income (loss)	$(900,024)	$(168,770)	$(227,512)	$306,979
2018
Total revenues	$1,331,262	$769,260	$826,028	$988,030
Total benefits and expenses	539,327	517,619	561,865	451,549
Income (loss) from operations before income taxes	791,935	251,641	264,163	536,481
Net income (loss)	$635,679	$202,546	$412,236	$432,255

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Prudential Annuities Life Assurance Corporation:
Opinion on the Financial Statements
We have audited the accompanying statements of financial position of Prudential Annuities Life Assurance Corporation (the "Company") as of December 31, 2019 and 2018, and the related statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2019, including the related notes and financial statement schedule listed in the index appearing under Item 15(a)(2) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for certain financial assets and liabilities and the manner in which it accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As discussed in Note 14 to the financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, and other affiliates, who are related parties.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 5, 2020

We have served as the Company's auditor since 2003.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:
(a) (1)     Financial Statements of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B (Registrant) consisting of the Statements of Net Assets as of the dates presented, and the Statements of Operations and the Statements of Changes in Net Assets for each of the periods presented, and Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement).
(2)    Financial Statements of Prudential Annuities Life Assurance Corporation (Depositor) consisting of the Statements of Financial Position as of December 31, 2019 and 2018, and the related Statements of Operations and Comprehensive Income, of Equity and of Cash Flows for each of the three years in the period ended December 31, 2019, including the related Notes and Financial Statement Schedule appear at the end of the Statement of Additional Information (Part B of the Registration Statement).
(b)    Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1)
Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(2)	Not applicable. Prudential Annuities Life Assurance Corporation maintains custody of all assets.

(3) (a)
Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 21, 2006.

(b)	Specimen Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(c)
First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company ("Company"), and Prudential Annuities Distributors, Inc. ("Distributor"), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 23, 2011.

(4) (a)	Copy of the Form of Annuity filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

(b)	Copy of Highest Period Value Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

(c)	Copy of Percentage of Growth Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

(d)	Copy of Guaranteed Minimum Income Benefit filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement No. 333-96577, filed August 7, 2003.

(e)	Copy of Guaranteed Minimum Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement No. 333-96577, filed August 7, 2003.

(f)	Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit filed via EDGAR with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577, filed April 20, 2004.

(g)	Lifetime Five Income Benefit Rider, incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(h)	Copy of Rider for Highest Daily Value Benefit, incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(i)	Copy of Rider for Spousal Lifetime Five Income Benefit, incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-96577, filed on November 16, 2005.

(j)	Copy of Rider for Highest Daily Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 16 to Registration Statement No. 333-71654, filed October 6, 2006.

(k)	Copy of Form of rider for Guaranteed Return Option Plus 2008 filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(l)	Copy of Form of rider for Highest Daily Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(m)	Copy of rider for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(n)	Copy of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(o)	Copy of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(p)	Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(q)	Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(r)	Highest Daily Lifetime Seven Benefit Schedule Supplement (SCH-HD7(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(s)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(t)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(u)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(v)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(w)
Highest Daily Lifetime Seven with Beneficiary Income Option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(x)
Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(y)	Schedule supplement Highest Daily Lifetime Five Benefit (SCH-HDLT5(1/09)) filed via EDGAR with post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(z)	Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(aa)	Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ab)	Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ac)	Highest Daily Lifetime 6 Plus Benefit Rider (RID-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ad)	Highest Daily Lifetime 6 Plus Benefit Schedule (SCH-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ae)	Highest Daily Lifetime 6 Plus w/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(af)	Highest Daily Lifetime 6 Plus w/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ag)	GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ah)	GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ai)	Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(aj)	Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ak)	Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(al)	GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(am)	HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(an)	HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(ao)	Amendatory Tax Endorsement. filed via EDGAR with Post-Effective Amendment No. 51 to Registration Statement No. 333-96577, filed April 15, 2013.

(ap)	END-REDOM-ANN (09/13) filed via EDGAR with Post-Effective Amendment No.52 to Registration Statement No. 333-71672, filed August 30, 2013.

(5)	A copy of the application form used with the Annuity provided in response to (4) above filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

6 (a)	Copy of the amended certificate of incorporation of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(b)
Articles of Domestication of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. Filed via EDGAR with Post-Effective Amendment No.52 to Registration Statement No. 333-71672, filed August 30, 2013.

(c)	Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(d)
Amended and Restated By-Laws of Prudential Annuities Life Assurance Corporation, effective August 30, 2013. Filed via EDGAR with Post-Effective Amendment No. 56 to Registration Statement No. 333-96577, filed August 30, 2013.

(7)	Annuity Reinsurance Agreements between Depositor and:

(a)	Pruco Reinsurance Ltd. for GRO benefit filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(b)	The Prudential Insurance Company of America for GMWB filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(c)	The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(d)	Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(e)	Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(f)	Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(g)	Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(h)	Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(i)	Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(j)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(k)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(l)	Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(m)	Pruco Reinsurance Ltd for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(n)	Pruco Reinsurance Ltd for Highest Daily GRO filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(o)	Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(p)	Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(8)	Agreements between Depositor and:

(a)	Advanced Series Trust filed via EDGAR with Post-Effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997.

(b)	First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000.

(c)	Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(d)	INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(e)	ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(f)	Wells Fargo Variable Trust filed via EDGAR with Initial Registration to this Registration Statement No. 333-49478, filed November 7, 2000.

(g)	Prudential Series Fund, Inc. filed via EDGAR with Post-Effective Amendment No. 15 to Registration Statement No. 33-87010, filed April 26, 2001.

(h)	Revised Nationwide Variable Investment Trust filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577 filed April 20, 2007.

(i)	A I M Variable Insurance Funds filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(j)	ProFunds VP Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(k)	Rule 22c-2 Agreement via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(l)	Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(m)	Franklin Templeton Variable Insurance Products Trust filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(n)	Amendment to Advanced Series Trust Fund Participation Agreement filed via EDGAR with Post-Effective Amendment No. 51 to Registration Statement No. 333-96577, filed April 15, 2013.

(9)	Opinion and Consent of Counsel filed via EDGAR with Post-Effective Amendment 5 to Registration Statement No. 333-96577, filed April 20, 2004.

(10)	Written Consent of Independent Registered Public Accounting Firm. (Filed Herewith)

(11)	Not applicable.

(12)	Not applicable.

(13) (a)	Power of Attorney for Dylan J. Tyson. (Filed Herewith)

(13) (b)	Power of Attorney for Caroline A. Feeney. (Filed Herewith)

(13) (c)	Power of Attorney for Susan M. Mann. (Filed Herewith)

(13) (d)	Power of Attorney for Candace J. Woods. (Filed Herewith)

(13) (e)	Power of Attorney for Nandini Mongia. (Filed Herewith)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Timothy S. Cronin One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Chief Financial Officer, Executive Vice President and Director
Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President, Chief Legal Officer, and Corporate Secretary
Nandini Mongia 280 Trumbull Street Hartford, Connecticut 06103	Director and Treasurer
Elizabeth K Dietrich 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Chief Actuary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 14, 2020, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2020, there were 37,799 Qualified contract owners and 13,237 Non-Qualified contract owners.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Prudential Annuities Life Assurance Corporation ("Prudential Annuities"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Prudential Annuities’ By-law, Article VI, which relates to indemnification of officers and directors.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:
(a)    Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.
(b)    Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Ann Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Director
Patricia L. O'Shea 213 Washington Street Newark, New Jersey 07102-2917	Chief Operating Officer
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103-3509	Senior Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher Three Gateway Center Newark, New Jersey 07102-4061	Chief Legal Officer, Vice President and Secretary
Kevin Chaillet 213 Washington Street Newark, New Jersey 07102-2917	Treasurer
Robert P. Smit Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
William Wilcox 280 Trumbull Street Hartford, Connecticut 06103-3509	Vice President and Chief Compliance Officer
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President adn Assitant Secretary
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Scott P. Haggerty One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer

ITEM 29. PRINCIPAL UNDERWRITERS:
(c)     Commissions received by PAD during 2019 with respect to all individual annuities issued by PALAC.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$97,485,195.74	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS:
Accounts and records are maintained by PALAC at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
None.
ITEM 32. UNDERTAKINGS

(a)    Registrant hereby undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.
(b)    Registrant undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)    Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)    Prudential Annuities Life Assurance Corporation (“Depositor”) hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential Annuities Life Assurance Corporation.
(e)    With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the Code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

EXHIBITS

(10)	Written Consent of Independent Registered Public Accounting Firm. (Filed Herewith)

(13) (a)	Power of Attorney for Dylan J. Tyson. (Filed Herewith)

(13) (b)	Power of Attorney for Caroline A. Feeney. (Filed Herewith)

(13) (c)	Power of Attorney for Susan M. Mann. (Filed Herewith)

(13) (d)	Power of Attorney for Candace J. Woods. (Filed Herewith)

(13) (e)	Power of Attorney for Nandini Mongia. (Filed Herewith)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 15th day of December 2020.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
REGISTRANT
BY: PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
DEPOSITOR

Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
DEPOSITOR

Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	December 15, 2020
Dylan J. Tyson
Susan M. Mann*	Chief Financial Officer, Executive Vice President and Director (Principal Accounting Officer)	December 15, 2020
Susan M. Mann
Caroline A. Feeney*	Director	December 15, 2020
Caroline A. Feeney
Nandini Mongia*	Director	December 15, 2020
Nandini Mongia
Candace J. Woods*	Director	December 15, 2020
Candace J. Woods

By:	/s/ Richard Kirk
Richard Kirk
* Executed by Richard Kirk on behalf of those indicated pursuant to Power of Attorney.